John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.8%
Communication services – 11.2%
Diversified telecommunication services – 1.2%
AT&T, Inc.	1,483,481	$40,068,822
Lumen Technologies, Inc.	208,597	2,584,517
Verizon Communications, Inc.	858,032	46,342,308
		88,995,647
Entertainment – 1.9%
Activision Blizzard, Inc.	160,872	12,449,884
Electronic Arts, Inc.	58,635	8,340,829
Live Nation Entertainment, Inc. (A)	27,466	2,502,977
Netflix, Inc. (A)	91,619	55,918,740
Take-Two Interactive Software, Inc. (A)	24,146	3,720,174
The Walt Disney Company (A)	376,832	63,748,669
		146,681,273
Interactive media and services – 6.7%
Alphabet, Inc., Class A (A)	62,420	166,881,118
Alphabet, Inc., Class C (A)	58,433	155,742,059
Facebook, Inc., Class A (A)	494,274	167,751,653
Match Group, Inc. (A)	57,406	9,012,168
Twitter, Inc. (A)	164,632	9,942,126
		509,329,124
Media – 1.2%
Charter Communications, Inc., Class A (A)	26,267	19,110,819
Comcast Corp., Class A	950,357	53,153,467
Discovery, Inc., Series A (A)(B)	33,828	858,555
Discovery, Inc., Series C (A)	67,922	1,648,467
DISH Network Corp., Class A (A)	52,099	2,264,223
Fox Corp., Class A	68,021	2,728,322
Fox Corp., Class B	27,297	1,013,265
News Corp., Class A	82,154	1,933,084
News Corp., Class B	25,708	597,197
Omnicom Group, Inc.	45,376	3,287,945
The Interpublic Group of Companies, Inc.	82,343	3,019,518
ViacomCBS, Inc., Class B	125,112	4,943,175
		94,558,037
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	121,506	15,523,607
		855,087,688
Consumer discretionary – 12.2%
Auto components – 0.1%
Aptiv PLC (A)	55,969	8,337,702
BorgWarner, Inc.	51,908	2,242,945
		10,580,647
Automobiles – 2.1%
Ford Motor Company (A)	810,845	11,481,565
General Motors Company (A)	300,864	15,858,541
Tesla, Inc. (A)	168,227	130,456,674
		157,796,780
Distributors – 0.1%
Genuine Parts Company	28,878	3,500,880
LKQ Corp. (A)	55,379	2,786,671
Pool Corp.	8,463	3,676,412
		9,963,963
Hotels, restaurants and leisure – 2.0%
Booking Holdings, Inc. (A)	8,521	20,227,746
Caesars Entertainment, Inc. (A)	45,084	5,062,032
Carnival Corp. (A)	165,435	4,137,529
Chipotle Mexican Grill, Inc. (A)	5,813	10,565,244
Darden Restaurants, Inc.	27,470	4,160,881
Domino's Pizza, Inc.	7,732	3,687,855
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Expedia Group, Inc. (A)	30,096	$4,932,734
Hilton Worldwide Holdings, Inc. (A)	57,320	7,572,545
Las Vegas Sands Corp. (A)	72,287	2,645,704
Marriott International, Inc., Class A (A)	56,648	8,389,002
McDonald's Corp.	155,101	37,396,402
MGM Resorts International	81,583	3,520,306
Norwegian Cruise Line Holdings, Ltd. (A)	75,206	2,008,752
Penn National Gaming, Inc. (A)	33,440	2,423,062
Royal Caribbean Cruises, Ltd. (A)	45,409	4,039,131
Starbucks Corp.	244,224	26,940,349
Wynn Resorts, Ltd. (A)	21,994	1,863,992
Yum! Brands, Inc.	60,909	7,449,780
		157,023,046
Household durables – 0.4%
D.R. Horton, Inc.	68,073	5,716,090
Garmin, Ltd.	31,500	4,896,990
Leggett & Platt, Inc.	27,959	1,253,682
Lennar Corp., A Shares	55,918	5,238,398
Mohawk Industries, Inc. (A)	11,439	2,029,279
Newell Brands, Inc.	79,746	1,765,576
NVR, Inc. (A)	693	3,322,297
PulteGroup, Inc.	52,493	2,410,479
Whirlpool Corp.	13,155	2,681,778
		29,314,569
Internet and direct marketing retail – 4.1%
Amazon.com, Inc. (A)	90,303	296,648,967
eBay, Inc.	135,256	9,423,286
Etsy, Inc. (A)	26,198	5,448,136
		311,520,389
Leisure products – 0.0%
Hasbro, Inc.	26,911	2,400,999
Multiline retail – 0.5%
Dollar General Corp.	48,883	10,370,040
Dollar Tree, Inc. (A)	48,896	4,680,325
Target Corp.	102,528	23,455,331
		38,505,696
Specialty retail – 2.2%
Advance Auto Parts, Inc.	13,797	2,882,055
AutoZone, Inc. (A)	4,455	7,564,545
Bath & Body Works, Inc.	54,748	3,450,766
Best Buy Company, Inc.	47,394	5,010,020
CarMax, Inc. (A)	34,293	4,388,132
Lowe's Companies, Inc.	146,455	29,709,861
O'Reilly Automotive, Inc. (A)	14,202	8,678,274
Ross Stores, Inc.	73,944	8,048,804
The Gap, Inc.	43,392	984,998
The Home Depot, Inc.	220,359	72,335,045
The TJX Companies, Inc.	249,656	16,472,303
Tractor Supply Company	23,583	4,778,152
Ulta Beauty, Inc. (A)	11,316	4,084,171
		168,387,126
Textiles, apparel and luxury goods – 0.7%
Hanesbrands, Inc.	73,524	1,261,672
NIKE, Inc., Class B	264,924	38,474,913
PVH Corp. (A)	14,980	1,539,794
Ralph Lauren Corp.	10,171	1,129,388
Tapestry, Inc.	58,336	2,159,599
Under Armour, Inc., Class A (A)	39,815	803,467
Under Armour, Inc., Class C (A)	41,065	719,459
VF Corp.	65,973	4,419,531
		50,507,823
		936,001,038

1

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 5.7%
Beverages – 1.4%
Brown-Forman Corp., Class B	38,545	$2,582,900
Constellation Brands, Inc., Class A	34,581	7,285,871
Molson Coors Beverage Company, Class B	39,713	1,841,889
Monster Beverage Corp. (A)	78,588	6,980,972
PepsiCo, Inc.	286,324	43,065,993
The Coca-Cola Company	805,444	42,261,647
		104,019,272
Food and staples retailing – 1.3%
Costco Wholesale Corp.	91,846	41,271,000
Sysco Corp.	105,637	8,292,505
The Kroger Company	140,585	5,683,852
Walgreens Boots Alliance, Inc.	148,678	6,995,300
Walmart, Inc.	296,195	41,283,659
		103,526,316
Food products – 0.9%
Archer-Daniels-Midland Company	114,706	6,883,507
Campbell Soup Company	42,753	1,787,503
Conagra Brands, Inc.	99,512	3,370,471
General Mills, Inc.	126,813	7,585,954
Hormel Foods Corp.	59,256	2,429,496
Kellogg Company	53,588	3,425,345
Lamb Weston Holdings, Inc.	30,687	1,883,261
McCormick & Company, Inc.	52,348	4,241,758
Mondelez International, Inc., Class A	289,746	16,857,422
The Hershey Company	30,266	5,122,521
The J.M. Smucker Company	22,403	2,689,032
The Kraft Heinz Company	139,239	5,126,780
Tyson Foods, Inc., Class A	60,152	4,748,399
		66,151,449
Household products – 1.3%
Church & Dwight Company, Inc.	49,678	4,101,912
Colgate-Palmolive Company	175,659	13,276,307
Kimberly-Clark Corp.	69,374	9,187,893
The Clorox Company	26,017	4,308,675
The Procter & Gamble Company	503,379	70,372,384
		101,247,171
Personal products – 0.2%
The Estee Lauder Companies, Inc., Class A	47,854	14,352,850
Tobacco – 0.6%
Altria Group, Inc.	382,018	17,389,459
Philip Morris International, Inc.	323,800	30,693,002
		48,082,461
		437,379,519
Energy – 2.7%
Energy equipment and services – 0.2%
Baker Hughes Company	171,939	4,252,051
Halliburton Company	185,514	4,010,813
Schlumberger NV	287,462	8,520,374
		16,783,238
Oil, gas and consumable fuels – 2.5%
APA Corp.	79,711	1,708,207
Cabot Oil & Gas Corp.	84,171	1,831,561
Chevron Corp.	400,967	40,678,102
ConocoPhillips	277,428	18,801,296
Devon Energy Corp.	130,215	4,623,935
Diamondback Energy, Inc.	34,858	3,300,007
EOG Resources, Inc.	120,497	9,672,294
Exxon Mobil Corp.	876,789	51,572,729
Hess Corp.	58,148	4,541,940
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Kinder Morgan, Inc.	402,209	$6,728,957
Marathon Oil Corp.	166,711	2,278,939
Marathon Petroleum Corp.	130,993	8,096,677
Occidental Petroleum Corp.	183,848	5,438,224
ONEOK, Inc.	93,180	5,403,508
Phillips 66	90,294	6,323,289
Pioneer Natural Resources Company	46,932	7,814,647
The Williams Companies, Inc.	250,317	6,493,223
Valero Energy Corp.	86,425	6,099,012
		191,406,547
		208,189,785
Financials – 11.2%
Banks – 4.3%
Bank of America Corp.	1,535,875	65,197,894
Citigroup, Inc.	420,361	29,500,935
Citizens Financial Group, Inc.	86,473	4,062,502
Comerica, Inc.	26,674	2,147,257
Fifth Third Bancorp	140,762	5,973,939
First Republic Bank	36,347	7,010,609
Huntington Bancshares, Inc.	305,527	4,723,447
JPMorgan Chase & Co.	619,784	101,452,443
KeyCorp	197,883	4,278,230
M&T Bank Corp.	27,090	4,045,621
People's United Financial, Inc.	89,701	1,567,076
Regions Financial Corp.	192,883	4,110,337
SVB Financial Group (A)	12,182	7,880,292
The PNC Financial Services Group, Inc.	88,019	17,220,037
Truist Financial Corp.	276,292	16,204,526
U.S. Bancorp	279,889	16,636,602
Wells Fargo & Company	851,713	39,528,000
Zions Bancorp NA	34,628	2,143,127
		333,682,874
Capital markets – 3.0%
Ameriprise Financial, Inc.	23,617	6,237,722
BlackRock, Inc.	29,584	24,810,917
Cboe Global Markets, Inc.	21,376	2,647,631
CME Group, Inc.	74,746	14,454,381
Franklin Resources, Inc.	56,488	1,678,823
Intercontinental Exchange, Inc.	116,886	13,420,851
Invesco, Ltd.	70,774	1,706,361
MarketAxess Holdings, Inc.	7,788	3,276,334
Moody's Corp.	33,592	11,928,855
Morgan Stanley	302,850	29,470,334
MSCI, Inc.	17,229	10,481,090
Nasdaq, Inc.	24,281	4,686,719
Northern Trust Corp.	43,945	4,737,710
Raymond James Financial, Inc.	38,669	3,568,329
S&P Global, Inc.	50,115	21,293,362
State Street Corp.	70,355	5,960,476
T. Rowe Price Group, Inc.	47,073	9,259,259
The Bank of New York Mellon Corp.	165,056	8,556,503
The Charles Schwab Corp.	310,276	22,600,504
The Goldman Sachs Group, Inc.	69,930	26,435,638
		227,211,799
Consumer finance – 0.6%
American Express Company	133,431	22,353,695
Capital One Financial Corp.	92,524	14,986,112
Discover Financial Services	61,611	7,568,911

2

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Synchrony Financial	117,905	$5,763,196
		50,671,914
Diversified financial services – 1.4%
Berkshire Hathaway, Inc., Class B (A)	384,396	104,917,044
Insurance – 1.9%
Aflac, Inc.	128,212	6,683,692
American International Group, Inc.	178,533	9,799,676
Aon PLC, Class A	46,673	13,337,743
Arthur J. Gallagher & Company	42,861	6,371,288
Assurant, Inc.	12,287	1,938,274
Brown & Brown, Inc.	48,405	2,684,057
Chubb, Ltd.	90,966	15,780,782
Cincinnati Financial Corp.	31,591	3,608,324
Everest Re Group, Ltd.	8,441	2,116,834
Globe Life, Inc.	19,308	1,718,991
Lincoln National Corp.	35,407	2,434,231
Loews Corp.	42,110	2,270,992
Marsh & McLennan Companies, Inc.	105,568	15,986,162
MetLife, Inc.	151,281	9,338,576
Principal Financial Group, Inc.	53,421	3,440,312
Prudential Financial, Inc.	79,866	8,401,903
The Allstate Corp.	61,216	7,793,409
The Hartford Financial Services Group, Inc.	71,995	5,057,649
The Progressive Corp.	121,880	11,016,733
The Travelers Companies, Inc.	51,275	7,794,313
W.R. Berkley Corp.	29,696	2,173,153
Willis Towers Watson PLC	26,600	6,183,436
		145,930,530
		862,414,161
Health care – 13.1%
Biotechnology – 1.9%
AbbVie, Inc.	365,702	39,448,275
Amgen, Inc.	117,743	25,038,049
Biogen, Inc. (A)	30,566	8,649,872
Gilead Sciences, Inc.	261,008	18,231,409
Incyte Corp. (A)	39,257	2,700,096
Moderna, Inc. (A)	72,808	28,020,887
Regeneron Pharmaceuticals, Inc. (A)	21,811	13,199,581
Vertex Pharmaceuticals, Inc. (A)	54,128	9,818,278
		145,106,447
Health care equipment and supplies – 3.7%
Abbott Laboratories	367,222	43,379,935
ABIOMED, Inc. (A)	9,513	3,096,672
Align Technology, Inc. (A)	15,245	10,144,480
Baxter International, Inc.	104,277	8,386,999
Becton, Dickinson and Company	59,555	14,639,810
Boston Scientific Corp. (A)	296,928	12,883,706
Danaher Corp.	131,642	40,077,090
Dentsply Sirona, Inc.	46,141	2,678,485
DexCom, Inc. (A)	20,208	11,050,947
Edwards Lifesciences Corp. (A)	129,668	14,679,714
Hologic, Inc. (A)	52,931	3,906,837
IDEXX Laboratories, Inc. (A)	17,685	10,998,302
Intuitive Surgical, Inc. (A)	24,665	24,520,710
Medtronic PLC	278,741	34,940,184
ResMed, Inc.	29,984	7,902,283
STERIS PLC	20,722	4,233,090
Stryker Corp.	69,638	18,364,933
Teleflex, Inc.	9,823	3,698,851
The Cooper Companies, Inc.	9,999	4,132,687
West Pharmaceutical Services, Inc.	15,159	6,435,602
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	42,853	$6,271,965
		286,423,282
Health care providers and services – 2.5%
AmerisourceBergen Corp.	31,039	3,707,609
Anthem, Inc.	50,822	18,946,442
Cardinal Health, Inc.	61,757	3,054,501
Centene Corp. (A)	120,248	7,492,653
Cigna Corp.	70,521	14,115,483
CVS Health Corp.	274,685	23,309,769
DaVita, Inc. (A)	13,128	1,526,261
HCA Healthcare, Inc.	51,133	12,411,002
Henry Schein, Inc. (A)	27,641	2,105,139
Humana, Inc.	26,732	10,402,758
Laboratory Corp. of America Holdings (A)	19,927	5,608,255
McKesson Corp.	31,975	6,375,176
Quest Diagnostics, Inc.	25,344	3,682,737
UnitedHealth Group, Inc.	195,568	76,416,240
Universal Health Services, Inc., Class B	15,064	2,084,406
		191,238,431
Health care technology – 0.1%
Cerner Corp.	61,093	4,308,278
Life sciences tools and services – 1.4%
Agilent Technologies, Inc.	62,520	9,848,776
Bio-Rad Laboratories, Inc., Class A (A)	4,517	3,369,456
Bio-Techne Corp.	8,101	3,925,502
Charles River Laboratories International, Inc. (A)	10,631	4,387,095
Illumina, Inc. (A)	30,376	12,320,809
IQVIA Holdings, Inc. (A)	39,650	9,497,761
Mettler-Toledo International, Inc. (A)	4,753	6,546,592
PerkinElmer, Inc.	23,613	4,091,897
Thermo Fisher Scientific, Inc.	81,729	46,694,230
Waters Corp. (A)	12,596	4,500,551
		105,182,669
Pharmaceuticals – 3.5%
Bristol-Myers Squibb Company	461,224	27,290,624
Catalent, Inc. (A)	34,663	4,612,605
Eli Lilly & Company	164,440	37,993,862
Johnson & Johnson	545,691	88,129,097
Merck & Company, Inc.	524,216	39,373,864
Organon & Company	52,421	1,718,885
Pfizer, Inc.	1,163,254	50,031,555
Viatris, Inc.	247,514	3,353,815
Zoetis, Inc.	97,983	19,022,420
		271,526,727
		1,003,785,834
Industrials – 7.9%
Aerospace and defense – 1.5%
General Dynamics Corp.	48,236	9,455,703
Howmet Aerospace, Inc.	82,893	2,586,262
Huntington Ingalls Industries, Inc.	8,551	1,650,856
L3Harris Technologies, Inc.	41,579	9,157,359
Lockheed Martin Corp.	51,285	17,698,454
Northrop Grumman Corp.	31,129	11,211,109
Raytheon Technologies Corp.	312,343	26,849,004
Textron, Inc.	47,174	3,293,217
The Boeing Company (A)	113,847	25,039,509
TransDigm Group, Inc. (A)	10,837	6,768,465
		113,709,938
Air freight and logistics – 0.6%
CH Robinson Worldwide, Inc.	26,300	2,288,100

3

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Expeditors International of Washington, Inc.	35,406	$4,217,917
FedEx Corp.	51,080	11,201,333
United Parcel Service, Inc., Class B	150,935	27,485,264
		45,192,614
Airlines – 0.2%
Alaska Air Group, Inc. (A)	26,110	1,530,046
American Airlines Group, Inc. (A)	135,186	2,774,017
Delta Air Lines, Inc. (A)	131,545	5,605,132
Southwest Airlines Company (A)	121,733	6,260,728
United Airlines Holdings, Inc. (A)	65,955	3,137,479
		19,307,402
Building products – 0.5%
A.O. Smith Corp.	28,588	1,745,869
Allegion PLC	19,163	2,532,965
Carrier Global Corp.	179,903	9,311,779
Fortune Brands Home & Security, Inc.	29,174	2,608,739
Johnson Controls International PLC	147,584	10,047,519
Masco Corp.	51,557	2,863,991
Trane Technologies PLC	49,610	8,565,167
		37,676,029
Commercial services and supplies – 0.4%
Cintas Corp.	18,360	6,988,918
Copart, Inc. (A)	43,630	6,052,354
Republic Services, Inc.	42,819	5,140,849
Rollins, Inc.	46,720	1,650,618
Waste Management, Inc.	80,776	12,064,703
		31,897,442
Construction and engineering – 0.0%
Quanta Services, Inc.	29,147	3,317,512
Electrical equipment – 0.6%
AMETEK, Inc.	47,383	5,875,966
Eaton Corp. PLC	82,979	12,389,594
Emerson Electric Company	124,414	11,719,799
Generac Holdings, Inc. (A)	13,024	5,322,518
Rockwell Automation, Inc.	23,962	7,045,786
		42,353,663
Industrial conglomerates – 1.1%
3M Company	120,021	21,054,084
General Electric Company	227,868	23,477,240
Honeywell International, Inc.	143,166	30,391,278
Roper Technologies, Inc.	21,805	9,727,865
		84,650,467
Machinery – 1.5%
Caterpillar, Inc.	113,175	21,726,205
Cummins, Inc.	29,660	6,660,450
Deere & Company	58,831	19,712,503
Dover Corp.	29,330	4,560,815
Fortive Corp.	74,016	5,223,309
IDEX Corp.	15,946	3,300,025
Illinois Tool Works, Inc.	59,150	12,222,165
Ingersoll Rand, Inc. (A)	83,601	4,214,326
Otis Worldwide Corp.	88,373	7,271,330
PACCAR, Inc.	71,607	5,651,224
Parker-Hannifin Corp.	26,674	7,458,584
Pentair PLC	35,036	2,544,665
Snap-on, Inc.	11,502	2,403,343
Stanley Black & Decker, Inc.	34,060	5,971,059
Wabtec Corp.	39,950	3,444,090
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Xylem, Inc.	36,535	$4,518,649
		116,882,742
Professional services – 0.4%
Equifax, Inc.	24,978	6,329,925
IHS Markit, Ltd.	82,684	9,642,608
Jacobs Engineering Group, Inc.	26,277	3,482,491
Leidos Holdings, Inc.	28,226	2,713,365
Nielsen Holdings PLC	75,338	1,445,736
Robert Half International, Inc.	22,310	2,238,362
Verisk Analytics, Inc.	33,630	6,735,080
		32,587,567
Road and rail – 0.9%
CSX Corp.	466,555	13,875,346
JB Hunt Transport Services, Inc.	17,602	2,943,406
Kansas City Southern	19,012	5,145,408
Norfolk Southern Corp.	51,073	12,219,215
Old Dominion Freight Line, Inc.	19,653	5,620,365
Union Pacific Corp.	135,061	26,473,307
		66,277,047
Trading companies and distributors – 0.2%
Fastenal Company	118,516	6,116,611
United Rentals, Inc. (A)	15,222	5,341,856
W.W. Grainger, Inc.	9,184	3,609,863
		15,068,330
		608,920,753
Information technology – 27.3%
Communications equipment – 0.8%
Arista Networks, Inc. (A)	11,655	4,005,124
Cisco Systems, Inc.	872,067	47,466,607
F5 Networks, Inc. (A)	12,918	2,567,840
Juniper Networks, Inc.	70,058	1,927,996
Motorola Solutions, Inc.	35,078	8,149,321
		64,116,888
Electronic equipment, instruments and components – 0.7%
Amphenol Corp., Class A	124,040	9,083,449
CDW Corp.	28,823	5,246,362
Corning, Inc.	160,696	5,863,797
IPG Photonics Corp. (A)	7,535	1,193,544
Keysight Technologies, Inc. (A)	38,474	6,320,893
TE Connectivity, Ltd.	68,576	9,409,999
Teledyne Technologies, Inc. (A)	9,637	4,139,862
Trimble, Inc. (A)	51,229	4,213,585
Zebra Technologies Corp., Class A (A)	10,921	5,628,902
		51,100,393
IT services – 4.8%
Accenture PLC, Class A	131,333	42,016,053
Akamai Technologies, Inc. (A)	34,360	3,593,712
Automatic Data Processing, Inc.	88,128	17,618,550
Broadridge Financial Solutions, Inc.	24,320	4,052,685
Cognizant Technology Solutions Corp., Class A	108,530	8,054,011
DXC Technology Company (A)	53,680	1,804,185
Fidelity National Information Services, Inc.	127,546	15,519,797
Fiserv, Inc. (A)	123,548	13,404,958
FleetCor Technologies, Inc. (A)	17,287	4,516,574
Gartner, Inc. (A)	17,088	5,192,701
Global Payments, Inc.	61,193	9,642,793
IBM Corp.	185,426	25,761,234
Jack Henry & Associates, Inc.	15,371	2,521,766
Mastercard, Inc., Class A	180,616	62,796,571
Paychex, Inc.	66,285	7,453,748

4

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
PayPal Holdings, Inc. (A)	243,771	$63,431,652
The Western Union Company	86,795	1,754,995
VeriSign, Inc. (A)	19,864	4,072,319
Visa, Inc., Class A	349,943	77,949,803
		371,158,107
Semiconductors and semiconductor equipment – 5.5%
Advanced Micro Devices, Inc. (A)	252,182	25,949,528
Analog Devices, Inc.	111,265	18,634,662
Applied Materials, Inc.	188,688	24,289,806
Broadcom, Inc.	85,116	41,275,302
Enphase Energy, Inc. (A)	28,035	4,204,409
Intel Corp.	839,773	44,743,105
KLA Corp.	31,597	10,569,512
Lam Research Corp.	29,597	16,845,133
Microchip Technology, Inc.	57,042	8,755,377
Micron Technology, Inc.	234,360	16,634,873
Monolithic Power Systems, Inc.	9,094	4,407,680
NVIDIA Corp.	516,663	107,031,907
NXP Semiconductors NV	54,981	10,769,128
Qorvo, Inc. (A)	23,309	3,897,032
QUALCOMM, Inc.	233,877	30,165,455
Skyworks Solutions, Inc.	34,395	5,667,608
Teradyne, Inc.	33,450	3,651,737
Texas Instruments, Inc.	191,180	36,746,708
Xilinx, Inc.	50,740	7,661,233
		421,900,195
Software – 9.2%
Adobe, Inc. (A)	98,781	56,870,197
ANSYS, Inc. (A)	18,268	6,219,341
Autodesk, Inc. (A)	45,755	13,047,953
Cadence Design Systems, Inc. (A)	57,841	8,759,441
Ceridian HCM Holding, Inc. (A)	27,911	3,143,337
Citrix Systems, Inc.	25,084	2,693,269
Fortinet, Inc. (A)	28,366	8,284,007
Intuit, Inc.	56,475	30,468,827
Microsoft Corp.	1,558,129	439,267,728
NortonLifeLock, Inc.	117,302	2,967,741
Oracle Corp.	341,556	29,759,774
Paycom Software, Inc. (A)	10,034	4,974,356
PTC, Inc. (A)	21,504	2,575,964
salesforce.com, Inc. (A)	201,388	54,620,453
ServiceNow, Inc. (A)	41,066	25,554,140
Synopsys, Inc. (A)	31,463	9,420,337
Tyler Technologies, Inc. (A)	8,498	3,897,608
		702,524,473
Technology hardware, storage and peripherals – 6.3%
Apple, Inc.	3,255,666	460,676,744
Hewlett Packard Enterprise Company	271,657	3,871,112
HP, Inc.	248,230	6,791,573
NetApp, Inc.	46,883	4,208,218
Seagate Technology Holdings PLC	44,012	3,631,870
Western Digital Corp. (A)	63,887	3,605,782
		482,785,299
		2,093,585,355
Materials – 2.5%
Chemicals – 1.7%
Air Products & Chemicals, Inc.	46,023	11,786,951
Albemarle Corp.	24,100	5,277,177
Celanese Corp.	22,681	3,416,666
CF Industries Holdings, Inc.	45,166	2,521,166
Corteva, Inc.	150,181	6,319,616
Dow, Inc.	154,100	8,869,996
DuPont de Nemours, Inc.	108,680	7,389,153
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Eastman Chemical Company	28,583	$2,879,451
Ecolab, Inc.	51,678	10,781,064
FMC Corp.	27,361	2,505,173
International Flavors & Fragrances, Inc.	51,188	6,844,859
Linde PLC	107,171	31,441,828
LyondellBasell Industries NV, Class A	54,908	5,153,116
PPG Industries, Inc.	48,926	6,996,907
The Mosaic Company	72,850	2,602,202
The Sherwin-Williams Company	50,064	14,004,403
		128,789,728
Construction materials – 0.1%
Martin Marietta Materials, Inc.	13,150	4,493,092
Vulcan Materials Company	27,028	4,572,056
		9,065,148
Containers and packaging – 0.4%
Amcor PLC	319,858	3,707,154
Avery Dennison Corp.	17,625	3,652,076
Ball Corp.	67,530	6,075,674
International Paper Company	80,384	4,495,073
Packaging Corp. of America	20,027	2,752,511
Sealed Air Corp.	29,495	1,616,031
Westrock Company	54,829	2,732,129
		25,030,648
Metals and mining – 0.3%
Freeport-McMoRan, Inc.	306,723	9,977,699
Newmont Corp.	163,783	8,893,417
Nucor Corp.	60,772	5,985,434
		24,856,550
		187,742,074
Real estate – 2.6%
Equity real estate investment trusts – 2.5%
Alexandria Real Estate Equities, Inc.	28,946	5,530,712
American Tower Corp.	94,581	25,102,743
AvalonBay Communities, Inc.	28,919	6,409,607
Boston Properties, Inc.	29,909	3,240,640
Crown Castle International Corp.	89,878	15,577,655
Digital Realty Trust, Inc.	58,298	8,421,146
Duke Realty Corp.	78,255	3,746,067
Equinix, Inc.	18,513	14,627,677
Equity Residential	70,120	5,674,110
Essex Property Trust, Inc.	13,232	4,230,800
Extra Space Storage, Inc.	27,257	4,578,903
Federal Realty Investment Trust	14,536	1,715,103
Healthpeak Properties, Inc.	109,414	3,663,181
Host Hotels & Resorts, Inc. (A)	148,936	2,432,125
Iron Mountain, Inc.	60,850	2,643,933
Kimco Realty Corp.	127,459	2,644,774
Mid-America Apartment Communities, Inc.	24,151	4,510,199
Prologis, Inc.	154,035	19,320,610
Public Storage	31,542	9,371,128
Realty Income Corp.	81,238	5,269,097
Regency Centers Corp.	30,449	2,050,131
SBA Communications Corp.	22,917	7,575,673
Simon Property Group, Inc.	68,047	8,844,069
UDR, Inc.	58,503	3,099,489
Ventas, Inc.	78,788	4,349,885
Vornado Realty Trust	33,101	1,390,573
Welltower, Inc.	88,442	7,287,621

5

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Weyerhaeuser Company	153,772	$5,469,670
		188,777,321
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	68,835	6,701,776
		195,479,097
Utilities – 2.4%
Electric utilities – 1.6%
Alliant Energy Corp.	52,719	2,951,210
American Electric Power Company, Inc.	103,212	8,378,750
Duke Energy Corp.	159,317	15,547,746
Edison International	77,804	4,315,788
Entergy Corp.	40,990	4,070,717
Evergy, Inc.	47,901	2,979,442
Eversource Energy	70,847	5,792,451
Exelon Corp.	202,740	9,800,452
FirstEnergy Corp.	114,481	4,077,813
NextEra Energy, Inc.	405,789	31,862,552
NRG Energy, Inc.	51,556	2,105,031
Pinnacle West Capital Corp.	23,769	1,719,925
PPL Corp.	157,606	4,394,055
The Southern Company	219,931	13,629,124
Xcel Energy, Inc.	112,306	7,019,125
		118,644,181
Gas utilities – 0.0%
Atmos Energy Corp.	26,050	2,297,610
Independent power and renewable electricity producers – 0.0%
The AES Corp.	140,460	3,206,702
Multi-utilities – 0.7%
Ameren Corp.	54,486	4,413,366
CenterPoint Energy, Inc.	122,902	3,023,389
CMS Energy Corp.	60,456	3,611,037
Consolidated Edison, Inc.	73,712	5,350,754
Dominion Energy, Inc.	166,972	12,192,295
DTE Energy Company	40,684	4,544,810
NiSource, Inc.	80,885	1,959,844
Public Service Enterprise Group, Inc.	104,537	6,366,303
Sempra Energy	66,501	8,412,377
WEC Energy Group, Inc.	65,208	5,751,346
		55,625,521
Water utilities – 0.1%
American Water Works Company, Inc.	37,404	6,322,772
		186,096,786
TOTAL COMMON STOCKS (Cost $2,850,738,271)		$7,574,682,090
500 Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.5%
U.S. Government – 1.4%
U.S. Treasury Bill
0.045%, 10/14/2021 *	$10,000,000	$9,999,901
0.045%, 11/04/2021 *	4,000,000	3,999,717
0.046%, 10/19/2021 *	30,000,000	29,998,931
0.050%, 11/02/2021 *	15,000,000	14,999,220
0.051%, 10/12/2021 *	16,000,000	15,999,860
0.060%, 11/09/2021 *	29,000,000	28,998,233
		103,995,862
Short-term funds – 0.0%
John Hancock Collateral Trust, 0.0303% (C)(D)	86,950	870,041
Repurchase agreement – 0.1%
Repurchase Agreement with State Street Corp. dated 9-30-21 at 0.000% to be repurchased at $9,145,000 on 10-1-21, collateralized by $8,093,200 U.S. Treasury Inflation Indexed Notes, 0.625% due 4-15-23 (valued at $9,327,998)	$9,145,000	9,145,000
TOTAL SHORT-TERM INVESTMENTS (Cost $114,011,246)		$114,010,903
Total Investments (500 Index Trust) (Cost $2,964,749,517) – 100.3%		$7,688,692,993
Other assets and liabilities, net – (0.3%)		(20,315,865)
TOTAL NET ASSETS – 100.0%		$7,668,377,128
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $851,290.
(C)	The rate shown is the annualized seven-day yield as of 9-30-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	455	Long	Dec 2021	$101,913,314	$97,773,813	$(4,139,501)
						$(4,139,501)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
6

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 32.0%
U.S. Government – 13.8%
U.S. Treasury Bonds
1.250%, 05/15/2050	$2,000,000	$1,636,172
1.625%, 11/15/2050	6,500,000	5,839,590
1.750%, 08/15/2041	5,465,000	5,224,198
1.875%, 02/15/2041	6,000,000	5,868,750
2.250%, 05/15/2041	3,000,000	3,119,531
2.375%, 05/15/2051	10,822,300	11,549,423
2.500%, 02/15/2045	12,428,000	13,421,269
2.875%, 05/15/2049	3,000,000	3,509,531
3.000%, 02/15/2047	3,420,000	4,052,433
3.125%, 11/15/2041	3,886,000	4,627,983
U.S. Treasury Notes
0.125%, 08/31/2023	1,650,000	1,645,617
0.250%, 09/30/2023 to 09/15/2024	7,092,000	7,067,303
0.375%, 08/15/2024	1,150,000	1,145,867
1.125%, 08/31/2028 to 02/15/2031	7,353,000	7,207,089
1.250%, 03/31/2028 to 08/15/2031	8,526,000	8,378,920
1.625%, 05/15/2031	3,000,000	3,035,156
2.375%, 05/15/2027	6,000,000	6,417,188
2.875%, 08/15/2028	7,000,000	7,732,539
		101,478,559
U.S. Government Agency – 18.2%
Federal Home Loan Mortgage Corp.
2.500%, 08/01/2050	275,225	286,069
3.000%, 03/01/2043 to 12/01/2049	6,124,640	6,520,041
3.500%, 10/01/2046 to 11/01/2048	8,212,442	8,871,879
4.000%, 01/01/2041 to 08/01/2048	829,284	901,738
4.500%, 09/01/2023 to 10/01/2041	1,427,088	1,590,972
Federal National Mortgage Association
1.866%, (12 month LIBOR + 1.608%), 08/01/2034 (A)	210,140	217,654
2.000%, TBA (B)	4,298,000	4,309,014
2.000%, 09/01/2050 to 10/01/2050	4,326,680	4,364,082
2.372%, (6 month LIBOR + 2.122%), 07/01/2033 (A)	16,609	17,243
2.500%, TBA (B)	6,353,000	6,550,787
2.500%, 09/01/2050	992,695	1,031,808
3.000%, TBA (B)	26,250,000	27,471,218
3.000%, 01/01/2043 to 11/01/2049	7,115,635	7,604,778
3.500%, TBA (B)	25,000,000	26,456,045
3.500%, 06/01/2042 to 09/01/2049	7,284,520	7,896,655
4.000%, TBA (B)	16,000,000	17,144,374
4.000%, 10/01/2025 to 11/01/2045	3,880,254	4,239,864
4.500%, 05/01/2041	1,106,776	1,234,879
5.000%, 01/01/2022 to 02/01/2036	1,210,164	1,357,288
5.500%, 09/01/2034 to 01/01/2037	1,561,982	1,797,887
6.000%, 05/01/2035 to 02/01/2036	1,211,735	1,412,794
7.000%, 09/01/2031 to 06/01/2032	105,015	124,742
7.500%, 09/01/2029 to 08/01/2031	15,328	17,652
Government National Mortgage Association
4.000%, 02/15/2041	1,005,157	1,099,900
5.000%, 04/15/2035	180,268	202,725
5.500%, 03/15/2035	98,520	111,780
6.000%, 03/15/2033 to 06/15/2033	125,663	144,068
6.500%, 09/15/2028 to 08/15/2031	21,187	23,922
7.000%, 04/15/2029	23,373	26,524
8.000%, 10/15/2026	12,537	13,901
		133,042,283
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $231,548,188)		$234,520,842
Active Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Argentina – 0.1%
Republic of Argentina (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter), 07/09/2041		$1,219,000	$447,702
Republic of Argentina, GDP-Linked Note 6.830%, 12/15/2035 (C)*	ARS	19,532,033	3,066
			450,768
Germany – 0.2%
Federal Republic of Germany 6.250%, 01/04/2030	EUR	725,000	1,309,519
Mexico – 0.1%
Government of Mexico 8.000%, 12/07/2023	MXN	11,861,100	594,592
Panama – 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	468,617
9.375%, 04/01/2029		130,000	188,945
			657,562
Qatar – 0.1%
State of Qatar
3.375%, 03/14/2024 (D)		428,000	455,110
5.103%, 04/23/2048 (D)		255,000	338,059
			793,169
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (D)		691,000	795,530
United Kingdom – 0.0%
Government of United Kingdom 6.000%, 12/07/2028	GBP	85,000	156,305
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,649,145)			$4,757,445
CORPORATE BONDS – 47.7%
Communication services – 5.4%
AMC Entertainment Holdings, Inc. (10.000% Cash or 12.000% PIK) 12.000%, 06/15/2026 (D)		$360,000	348,300
ANGI Group LLC 3.875%, 08/15/2028 (D)		221,000	219,895
AT&T, Inc.
2.300%, 06/01/2027		322,000	333,262
3.100%, 02/01/2043		1,617,000	1,550,293
3.500%, 06/01/2041		559,000	573,942
3.650%, 06/01/2051		147,000	149,791
4.350%, 06/15/2045		285,000	321,901
7.625%, 04/15/2031		451,000	626,250
C&W Senior Financing DAC 6.875%, 09/15/2027 (D)		315,000	331,144
Cable One, Inc. 4.000%, 11/15/2030 (D)		126,000	125,528
CCO Holdings LLC 4.500%, 06/01/2033 (D)		210,000	213,721
Charter Communications Operating LLC
2.800%, 04/01/2031		400,000	400,904
3.900%, 06/01/2052		230,000	229,097
4.200%, 03/15/2028		581,000	648,913
4.800%, 03/01/2050		715,000	802,377
5.750%, 04/01/2048		761,000	961,366
6.484%, 10/23/2045		600,000	815,748
Cincinnati Bell, Inc. 7.000%, 07/15/2024 (D)		351,000	357,223
Clear Channel Outdoor Holdings, Inc. 7.750%, 04/15/2028 (D)		95,000	99,988

7

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Comcast Corp.
3.969%, 11/01/2047	$633,000	$722,768
3.999%, 11/01/2049	761,000	881,367
4.150%, 10/15/2028	941,000	1,082,182
Connect Finco SARL 6.750%, 10/01/2026 (D)	400,000	418,500
CSC Holdings LLC 5.875%, 09/15/2022	215,000	222,391
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	758,000	1,130,094
Fox Corp. 3.500%, 04/08/2030 (E)	400,000	436,305
GCI LLC 4.750%, 10/15/2028 (D)	237,000	248,803
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030 (D)	400,000	396,200
Level 3 Financing, Inc. 3.400%, 03/01/2027 (D)	377,000	397,113
Lions Gate Capital Holdings LLC 5.500%, 04/15/2029 (D)	385,000	398,001
Live Nation Entertainment, Inc. 4.750%, 10/15/2027 (D)	355,000	360,763
Lumen Technologies, Inc. 7.600%, 09/15/2039	1,000,000	1,120,000
Match Group Holdings II LLC
3.625%, 10/01/2031 (D)	139,000	137,350
4.125%, 08/01/2030 (D)	234,000	243,653
Midas OpCo Holdings LLC 5.625%, 08/15/2029 (D)	523,000	541,174
Millicom International Cellular SA 6.250%, 03/25/2029 (D)	214,200	234,549
MTN Mauritius Investments, Ltd. 4.755%, 11/11/2024 (D)	140,000	146,487
Netflix, Inc.
4.375%, 11/15/2026	700,000	782,250
4.875%, 04/15/2028	621,000	715,703
4.875%, 06/15/2030 (D)	277,000	326,168
5.375%, 11/15/2029 (D)	120,000	145,350
5.875%, 11/15/2028	487,000	596,770
News Corp. 3.875%, 05/15/2029 (D)	209,000	214,748
Oztel Holdings SPC, Ltd. 6.625%, 04/24/2028 (D)	250,000	274,425
Playtika Holding Corp. 4.250%, 03/15/2029 (D)	57,000	57,182
Radiate Holdco LLC 6.500%, 09/15/2028 (D)	225,000	229,424
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (D)	357,000	363,024
5.000%, 08/01/2027 (D)	383,000	400,235
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) 07/19/2027 (F)	404,000	411,575
Sprint Capital Corp. 6.875%, 11/15/2028	400,000	512,000
Sprint Corp. 7.875%, 09/15/2023	255,000	284,924
Switch, Ltd. 3.750%, 09/15/2028 (D)	81,000	82,215
Telecom Argentina SA 8.000%, 07/18/2026 (D)	249,000	230,948
Telecom Italia Capital SA 7.200%, 07/18/2036	397,000	486,325
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Telecom Italia SpA 5.303%, 05/30/2024 (D)	$270,000	$290,885
Telefonica Celular del Paraguay SA 5.875%, 04/15/2027 (D)	265,000	277,588
Telefonica Emisiones SA 5.213%, 03/08/2047	754,000	941,029
Telesat Canada 5.625%, 12/06/2026 (D)	157,000	150,720
Time Warner Cable LLC 5.500%, 09/01/2041	450,000	551,516
Time Warner Entertainment Company LP 8.375%, 07/15/2033	300,000	445,533
T-Mobile USA, Inc.
2.050%, 02/15/2028	544,000	548,352
2.550%, 02/15/2031	222,000	222,791
2.875%, 02/15/2031	59,000	59,501
3.375%, 04/15/2029	487,000	508,063
3.750%, 04/15/2027	300,000	330,507
3.875%, 04/15/2030	985,000	1,087,600
4.500%, 04/15/2050	671,000	782,231
Total Play Telecomunicaciones SA de CV
6.375%, 09/20/2028 (D)	278,000	277,305
7.500%, 11/12/2025 (D)	480,000	499,200
Townsquare Media, Inc. 6.875%, 02/01/2026 (D)	102,000	107,004
Twitter, Inc. 3.875%, 12/15/2027 (D)	239,000	255,133
Univision Communications, Inc. 4.500%, 05/01/2029 (D)	111,000	112,804
Verizon Communications, Inc.
3.000%, 03/22/2027	104,000	111,611
4.272%, 01/15/2036	1,311,000	1,540,048
4.329%, 09/21/2028	792,000	910,426
4.400%, 11/01/2034	347,000	410,943
4.500%, 08/10/2033	374,000	445,325
4.522%, 09/15/2048	978,000	1,200,109
4.672%, 03/15/2055	397,000	497,558
5.012%, 08/21/2054	335,000	446,424
ViacomCBS, Inc. 4.375%, 03/15/2043	642,000	734,422
Videotron, Ltd. 3.625%, 06/15/2029 (D)	171,000	173,351
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%) 04/04/2079	558,000	682,576
WMG Acquisition Corp.
3.000%, 02/15/2031 (D)	422,000	411,978
3.875%, 07/15/2030 (D)	287,000	298,480
		39,651,622
Consumer discretionary – 5.1%
Affinity Gaming 6.875%, 12/15/2027 (D)	159,000	167,224
Amazon.com, Inc.
3.150%, 08/22/2027	715,000	786,149
4.050%, 08/22/2047	385,000	467,098
Asbury Automotive Group, Inc. 4.750%, 03/01/2030	175,000	182,656
AutoNation, Inc. 4.750%, 06/01/2030	186,000	216,859
AutoZone, Inc. 3.125%, 04/21/2026	535,000	576,085
Bally's Corp. 6.750%, 06/01/2027 (D)	236,000	256,945

8

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
BMW US Capital LLC 2.950%, 04/14/2022 (D)	$500,000	$507,453
Booking Holdings, Inc. 4.625%, 04/13/2030	486,000	577,679
Brinker International, Inc. 3.875%, 05/15/2023	740,000	763,680
Brookfield Residential Properties, Inc. 5.000%, 06/15/2029 (D)	154,000	157,473
Caesars Resort Collection LLC 5.750%, 07/01/2025 (D)	116,000	122,290
Carvana Company 4.875%, 09/01/2029 (D)	466,000	461,477
CCM Merger, Inc. 6.375%, 05/01/2026 (D)	139,000	146,298
Century Communities, Inc.
3.875%, 08/15/2029 (D)	343,000	346,430
6.750%, 06/01/2027	233,000	248,725
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	388,000	416,685
Daimler Finance North America LLC 3.500%, 08/03/2025 (D)	240,000	259,083
Dave & Buster's, Inc. 7.625%, 11/01/2025 (D)	50,000	53,498
Dealer Tire LLC 8.000%, 02/01/2028 (D)	122,000	127,724
Dollar Tree, Inc. 4.200%, 05/15/2028	781,000	879,668
eBay, Inc.
2.700%, 03/11/2030	544,000	566,478
3.800%, 03/09/2022	520,000	526,143
Empire Communities Corp. 7.000%, 12/15/2025 (D)	75,000	78,375
Everi Holdings, Inc. 5.000%, 07/15/2029 (D)	29,000	29,716
Expedia Group, Inc.
2.950%, 03/15/2031	293,000	296,094
3.250%, 02/15/2030	455,000	470,563
3.800%, 02/15/2028	671,000	728,255
4.625%, 08/01/2027	409,000	463,675
5.000%, 02/15/2026	1,315,000	1,484,975
Ford Motor Credit Company LLC
4.000%, 11/13/2030	225,000	234,000
4.125%, 08/17/2027	346,000	366,933
4.134%, 08/04/2025	1,034,000	1,093,455
5.113%, 05/03/2029	602,000	672,735
GEMS MENASA Cayman, Ltd. 7.125%, 07/31/2026 (D)	221,000	226,525
General Motors Company 5.400%, 04/01/2048	210,000	260,391
General Motors Financial Company, Inc.
3.600%, 06/21/2030	881,000	944,988
4.350%, 01/17/2027	404,000	452,921
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (D)	44,000	44,770
Hanesbrands, Inc. 5.375%, 05/15/2025 (D)	125,000	130,860
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	259,000	255,115
4.000%, 05/01/2031 (D)	178,000	180,670
4.875%, 01/15/2030	307,000	329,337
5.750%, 05/01/2028 (D)	95,000	102,315
Hilton Grand Vacations Borrower Escrow LLC
4.875%, 07/01/2031 (D)	187,000	187,701
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hilton Grand Vacations Borrower Escrow LLC (continued)
5.000%, 06/01/2029 (D)	$238,000	$242,760
Hyatt Hotels Corp.
1.800%, 10/01/2024	216,000	216,458
3.375%, 07/15/2023	660,000	684,963
4.375%, 09/15/2028	86,000	93,876
5.750%, 04/23/2030	247,000	296,507
Hyundai Capital America
1.000%, 09/17/2024 (D)	409,000	407,552
1.800%, 10/15/2025 (D)	201,000	202,972
2.375%, 10/15/2027 (D)	201,000	203,719
International Game Technology PLC 6.500%, 02/15/2025 (D)	180,000	200,871
Jacobs Entertainment, Inc. 7.875%, 02/01/2024 (D)	267,000	275,678
KB Home 4.000%, 06/15/2031	264,000	270,930
Ken Garff Automotive LLC 4.875%, 09/15/2028 (D)	169,000	173,648
LCM Investments Holdings II LLC 4.875%, 05/01/2029 (D)	96,000	98,502
Levi Strauss & Company 3.500%, 03/01/2031 (D)	91,000	91,910
Life Time, Inc. 8.000%, 04/15/2026 (D)	119,000	126,140
Macy's Retail Holdings LLC 5.875%, 04/01/2029 (D)(E)	71,000	77,246
Marriott International, Inc.
2.850%, 04/15/2031	425,000	430,432
3.125%, 06/15/2026	1,169,000	1,250,399
3.500%, 10/15/2032	251,000	266,673
4.625%, 06/15/2030	393,000	448,988
Marriott Ownership Resorts, Inc. 4.500%, 06/15/2029 (D)	42,000	42,525
McDonald's Corp.
3.600%, 07/01/2030	500,000	556,106
4.200%, 04/01/2050	500,000	596,071
MDC Holdings, Inc.
2.500%, 01/15/2031	155,000	151,058
5.500%, 01/15/2024	670,000	725,275
MGM Resorts International 4.750%, 10/15/2028	342,000	360,383
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (D)	243,000	247,556
Mohegan Gaming & Entertainment 8.000%, 02/01/2026 (D)	282,000	293,590
NCL Corp., Ltd. 3.625%, 12/15/2024 (D)	700,000	664,997
New Red Finance, Inc. 4.000%, 10/15/2030 (D)	553,000	547,470
NIKE, Inc.
2.750%, 03/27/2027	500,000	536,826
2.850%, 03/27/2030	500,000	537,660
Nissan Motor Acceptance Company LLC 1.125%, 09/16/2024 (D)	205,000	204,615
Papa John's International, Inc. 3.875%, 09/15/2029 (D)	44,000	43,780
Premier Entertainment Sub LLC
5.625%, 09/01/2029 (D)	176,000	177,760
5.875%, 09/01/2031 (D)	479,000	483,932
QVC, Inc. 5.450%, 08/15/2034	184,000	195,559
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (D)	300,000	305,931

9

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Service Corp. International
3.375%, 08/15/2030	$148,000	$147,700
4.000%, 05/15/2031	259,000	267,741
Sotheby's 7.375%, 10/15/2027 (D)	245,000	259,088
Specialty Building Products Holdings LLC 6.375%, 09/30/2026 (D)	33,000	34,650
StoneMor, Inc. 8.500%, 05/15/2029 (D)	380,000	390,450
Target Corp. 2.250%, 04/15/2025	500,000	521,567
The Home Depot, Inc.
2.500%, 04/15/2027	500,000	530,651
2.700%, 04/15/2030	500,000	529,032
The TJX Companies, Inc.
3.875%, 04/15/2030	400,000	455,354
4.500%, 04/15/2050 (E)	400,000	524,227
Toll Brothers Finance Corp. 3.800%, 11/01/2029 (E)	74,000	79,476
Travel + Leisure Company
4.625%, 03/01/2030 (D)	191,000	196,253
6.000%, 04/01/2027	700,000	775,757
6.600%, 10/01/2025	147,000	165,188
Waterford Gaming LLC 8.625%, 09/15/2014 (D)(G)(H)	330,607	0
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (D)	133,000	138,843
Yum! Brands, Inc.
3.625%, 03/15/2031	252,000	253,346
4.750%, 01/15/2030 (D)	241,000	261,201
5.350%, 11/01/2043	600,000	660,000
6.875%, 11/15/2037	292,000	375,366
		37,145,377
Consumer staples – 1.9%
Advantage Sales & Marketing, Inc. 6.500%, 11/15/2028 (D)	416,000	433,572
Albertsons Companies, Inc.
3.250%, 03/15/2026 (D)	143,000	145,145
3.500%, 03/15/2029 (D)	359,000	358,273
4.875%, 02/15/2030 (D)	148,000	159,470
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/2048	730,000	854,029
4.600%, 04/15/2048	385,000	459,622
BRF SA 5.750%, 09/21/2050 (D)	285,000	273,230
Bunge, Ltd. Finance Corp. 3.250%, 08/15/2026	500,000	538,373
Cargill, Inc. 2.125%, 04/23/2030 (D)	180,000	181,316
Constellation Brands, Inc. 3.150%, 08/01/2029	159,000	170,028
Edgewell Personal Care Company
4.125%, 04/01/2029 (D)	164,000	163,746
5.500%, 06/01/2028 (D)	267,000	281,987
Fomento Economico Mexicano SAB de CV 4.375%, 05/10/2043	1,000,000	1,170,310
General Mills, Inc.
2.875%, 04/15/2030	400,000	420,417
3.150%, 12/15/2021	500,000	500,400
JBS Finance Luxembourg Sarl 3.625%, 01/15/2032 (D)	271,000	276,084
JBS USA Food Company 5.750%, 01/15/2028 (D)	490,000	514,505
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
JBS USA LUX SA 3.750%, 12/01/2031 (D)	$86,000	$89,486
Keurig Dr. Pepper, Inc. 3.200%, 05/01/2030	560,000	603,099
Kraft Heinz Foods Company
4.375%, 06/01/2046	360,000	409,615
4.875%, 10/01/2049	80,000	97,368
5.000%, 06/04/2042	124,000	152,066
5.500%, 06/01/2050	227,000	299,497
MARB BondCo PLC 3.950%, 01/29/2031 (D)	260,000	248,370
NBM US Holdings, Inc. 6.625%, 08/06/2029 (D)	394,000	432,616
Oriflame Investment Holding PLC 5.125%, 05/04/2026 (D)	270,000	276,426
PepsiCo, Inc. 2.750%, 03/19/2030	500,000	533,141
Post Holdings, Inc. 5.500%, 12/15/2029 (D)	177,000	187,620
Reynolds American, Inc. 4.850%, 09/15/2023	1,000,000	1,082,268
Simmons Foods, Inc. 4.625%, 03/01/2029 (D)	43,000	43,323
Sysco Corp.
5.950%, 04/01/2030	355,000	451,557
6.600%, 04/01/2050	1,000,000	1,573,054
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	400,000	419,496
U.S. Foods, Inc. 4.750%, 02/15/2029 (D)	216,000	221,670
		14,021,179
Energy – 4.6%
Aker BP ASA
2.875%, 01/15/2026 (D)	276,000	291,690
3.000%, 01/15/2025 (D)	270,000	284,227
4.000%, 01/15/2031 (D)	523,000	568,868
Altera Infrastructure LP 8.500%, 07/15/2023 (D)(E)	287,000	218,120
Anadarko Petroleum Corp.
4.500%, 07/15/2044 (E)	400,000	359,976
5.550%, 03/15/2026	800,000	852,936
Antero Midstream Partners LP 5.375%, 06/15/2029 (D)	233,000	239,990
Antero Resources Corp.
5.000%, 03/01/2025	223,000	228,408
5.375%, 03/01/2030 (D)	90,000	94,784
Apache Corp. 5.100%, 09/01/2040	325,000	363,994
Ascent Resources Utica Holdings LLC 5.875%, 06/30/2029 (D)	246,000	251,344
Boardwalk Pipelines LP 3.375%, 02/01/2023	850,000	873,251
BP Capital Markets PLC 2.750%, 05/10/2023 (E)	530,000	550,089
Buckeye Partners LP 3.950%, 12/01/2026	500,000	510,000
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,509,524
Cheniere Energy Partners LP
4.000%, 03/01/2031 (D)	494,000	517,317
4.500%, 10/01/2029	461,000	490,103
CNOOC Finance 2003, Ltd. 5.500%, 05/21/2033 (D)	545,000	661,358
ConocoPhillips Company 5.950%, 03/15/2046	30,000	44,224

10

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Continental Resources, Inc. 4.900%, 06/01/2044	$400,000	$448,000
CSI Compressco LP 7.500%, 04/01/2025 (D)	386,000	380,210
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) 10.000%, 04/01/2026 (D)	235,682	217,417
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) 05/21/2043 (D)	201,000	186,930
Devon Energy Corp.
5.000%, 06/15/2045	600,000	703,421
7.875%, 09/30/2031	874,000	1,236,768
Diamondback Energy, Inc. 3.125%, 03/24/2031	257,000	266,860
Enbridge Energy Partners LP 7.500%, 04/15/2038	600,000	891,452
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) 07/15/2077	347,000	371,815
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) 07/15/2080	400,000	451,980
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	394,000	439,110
Energean Israel Finance, Ltd.
5.375%, 03/30/2028 (D)	99,000	101,229
5.875%, 03/30/2031 (D)	172,000	176,766
Energy Transfer LP
4.200%, 04/15/2027	141,000	155,920
5.150%, 03/15/2045	340,000	389,168
5.250%, 04/15/2029	810,000	949,458
5.400%, 10/01/2047	244,000	290,754
5.500%, 06/01/2027	438,000	513,919
5.950%, 10/01/2043	300,000	365,840
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) 11/15/2026 (F)	474,000	493,609
Enterprise Products Operating LLC 6.875%, 03/01/2033	471,000	657,429
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	631,000	660,208
EQT Corp.
3.125%, 05/15/2026 (D)	120,000	123,014
3.625%, 05/15/2031 (D)	119,000	123,998
Hess Corp.
5.600%, 02/15/2041	400,000	499,780
5.800%, 04/01/2047	500,000	651,155
Hess Midstream Operations LP 4.250%, 02/15/2030 (D)	78,000	78,878
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	260,000	372,465
Kinder Morgan, Inc. 4.300%, 03/01/2028	176,000	199,491
Leviathan Bond, Ltd.
6.500%, 06/30/2027 (D)	426,000	467,271
6.750%, 06/30/2030 (D)	85,000	93,984
Lundin Energy Finance BV
2.000%, 07/15/2026 (D)	267,000	268,611
3.100%, 07/15/2031 (D)	383,000	388,341
Marathon Oil Corp. 6.800%, 03/15/2032	785,000	1,025,698
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (D)	276,000	277,518
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Midwest Connector Capital Company LLC
3.625%, 04/01/2022 (D)	$205,000	$207,426
3.900%, 04/01/2024 (D)	383,000	400,569
MPLX LP
4.000%, 03/15/2028	311,000	343,433
4.125%, 03/01/2027	103,000	115,006
4.250%, 12/01/2027	225,000	252,812
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) 02/15/2023 (F)	782,000	793,730
New Fortress Energy, Inc. 6.500%, 09/30/2026 (D)	391,000	373,894
Occidental Petroleum Corp. 3.500%, 08/15/2029	72,000	73,233
ONEOK Partners LP 6.650%, 10/01/2036	835,000	1,120,336
Ovintiv Exploration, Inc. 5.625%, 07/01/2024	500,000	554,423
Parkland Corp. 4.500%, 10/01/2029 (D)	166,000	168,258
Petrobras Global Finance BV 6.900%, 03/19/2049	160,000	178,186
Plains All American Pipeline LP 4.900%, 02/15/2045	750,000	808,265
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	293,000	327,134
5.000%, 03/15/2027	186,000	213,828
5.875%, 06/30/2026	626,000	736,738
Sinopec Group Overseas Development 2015, Ltd. 3.250%, 04/28/2025 (D)	550,000	584,799
Sunoco LP 4.500%, 05/15/2029	96,000	97,370
Targa Resources Partners LP
4.000%, 01/15/2032 (D)	243,000	251,128
5.875%, 04/15/2026	478,000	499,211
The Williams Companies, Inc.
3.750%, 06/15/2027	397,000	437,159
5.750%, 06/24/2044	149,000	196,254
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028	220,000	250,462
Valero Energy Corp. 2.850%, 04/15/2025	400,000	421,265
Venture Global Calcasieu Pass LLC
3.875%, 08/15/2029 (D)	95,000	97,855
4.125%, 08/15/2031 (D)	158,000	164,715
		33,496,159
Financials – 11.1%
Ally Financial, Inc. 5.800%, 05/01/2025	280,000	322,096
Ambac Assurance Corp. 5.100%, 10/19/2021 (D)(F)	131	186
American International Group, Inc. 3.900%, 04/01/2026	830,000	920,755
American International Group, Inc. (6.250% to 3-15-37, then 3 month LIBOR + 2.056%) 03/15/2037	100,000	117,426
Ameriprise Financial, Inc. 2.875%, 09/15/2026	500,000	534,526
Ares Capital Corp.
2.150%, 07/15/2026	549,000	550,460
2.875%, 06/15/2028	309,000	313,023
3.875%, 01/15/2026	897,000	959,277
4.200%, 06/10/2024	246,000	263,818

11

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Athene Holding, Ltd. 3.500%, 01/15/2031	$206,000	$220,564
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) 06/15/2026 (D)(F)	235,000	274,153
AXA SA 8.600%, 12/15/2030	170,000	255,556
Banco Santander SA 4.379%, 04/12/2028	324,000	367,939
Bank of America Corp.
3.248%, 10/21/2027	586,000	632,739
3.950%, 04/21/2025	539,000	587,382
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%) 06/14/2029	582,000	581,066
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	498,000	508,273
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	881,000	897,096
Bank of America Corp. (2.884% to 10-22-29, then 3 month LIBOR + 1.190%) 10/22/2030	500,000	521,990
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	1,149,000	1,184,125
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,087,000	1,178,131
Bank of America Corp. (4.083% to 3-20-50, then 3 month LIBOR + 3.150%) 03/20/2051	500,000	591,664
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) 03/10/2026 (F)	667,000	773,720
Barclays PLC 4.375%, 01/12/2026	300,000	334,782
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) 03/15/2028 (F)	391,000	390,726
BlackRock, Inc. 1.900%, 01/28/2031	500,000	499,773
BPCE SA 4.500%, 03/15/2025 (D)	360,000	395,336
Brighthouse Financial, Inc. 3.700%, 06/22/2027 (E)	391,000	428,294
Brightstar Escrow Corp. 9.750%, 10/15/2025 (D)	144,000	154,440
Capital One Financial Corp.
3.500%, 06/15/2023	1,023,000	1,075,077
3.750%, 07/28/2026	500,000	548,877
CIT Group, Inc. 5.000%, 08/01/2023	700,000	748,125
Citigroup, Inc.
3.200%, 10/21/2026	655,000	706,205
3.500%, 05/15/2023	1,060,000	1,110,448
4.500%, 01/14/2022	1,000,000	1,011,729
4.600%, 03/09/2026	792,000	894,509
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%) 05/01/2032	264,000	266,596
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031	1,000,000	1,154,657
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) 01/30/2025 (F)	$524,000	$535,790
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) 08/15/2026 (F)	415,000	480,450
Citizens Financial Group, Inc. 3.250%, 04/30/2030	573,000	613,742
CNA Financial Corp. 2.050%, 08/15/2030	205,000	200,908
CNO Financial Group, Inc. 5.250%, 05/30/2025 to 05/30/2029	635,000	735,142
Credit Agricole SA
2.811%, 01/11/2041 (D)	279,000	266,235
3.250%, 01/14/2030 (D)	548,000	574,912
4.375%, 03/17/2025 (D)	600,000	654,331
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024 (D)(F)	310,000	345,275
Credit Suisse Group AG 4.550%, 04/17/2026	405,000	454,947
Discover Financial Services 4.100%, 02/09/2027	167,000	186,028
Enova International, Inc. 8.500%, 09/01/2024 to 09/15/2025 (D)	354,000	364,543
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) 06/30/2023 (F)	287,000	295,467
Freedom Mortgage Corp.
8.125%, 11/15/2024 (D)	250,000	253,438
8.250%, 04/15/2025 (D)	55,000	56,100
GE Capital International Funding Company 4.418%, 11/15/2035	829,000	994,843
Global Atlantic Fin Company 3.125%, 06/15/2031 (D)	1,000,000	1,010,780
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) 04/16/2025 (F)	135,000	148,986
Intesa Sanpaolo SpA 4.198%, 06/01/2032 (D)	201,000	206,056
Invesco Finance PLC 3.125%, 11/30/2022	850,000	876,582
Jefferies Financial Group, Inc. 5.500%, 10/18/2023	1,000,000	1,063,841
Jefferies Group LLC
4.150%, 01/23/2030	380,000	427,410
4.850%, 01/15/2027	505,000	585,554
JPMorgan Chase & Co.
2.950%, 10/01/2026	675,000	723,425
3.375%, 05/01/2023	1,250,000	1,307,226
4.125%, 12/15/2026	600,000	674,587
4.500%, 01/24/2022	1,300,000	1,317,165
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) 04/22/2031	586,000	597,839
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	544,000	565,955
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	489,000	539,657
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (F)	458,000	468,305

12

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (F)	$575,000	$631,063
Lazard Group LLC 4.375%, 03/11/2029	220,000	249,155
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	716,447
4.750%, 03/15/2026	825,000	945,945
Liberty Mutual Group, Inc.
3.950%, 05/15/2060 (D)	500,000	555,201
4.250%, 06/15/2023 (D)	1,000,000	1,059,621
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) 12/15/2051 (D)	332,000	341,155
Lloyds Banking Group PLC 4.450%, 05/08/2025	921,000	1,021,697
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) 06/27/2024 (F)	345,000	385,969
Loews Corp.
2.625%, 05/15/2023	630,000	649,388
3.750%, 04/01/2026	825,000	909,560
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (E)(F)	186,000	205,016
Macquarie Bank, Ltd.
3.624%, 06/03/2030 (D)	329,000	345,359
4.875%, 06/10/2025 (D)(E)	360,000	398,776
Markel Corp. 5.000%, 03/30/2043	1,270,000	1,525,873
MetLife, Inc. 3.000%, 03/01/2025	300,000	319,544
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 12/15/2036	347,000	445,671
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) 04/08/2038 (D)	120,000	182,414
Morgan Stanley
3.875%, 01/27/2026	361,000	399,626
4.100%, 05/22/2023	900,000	950,227
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	1,047,000	1,081,031
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%) 09/16/2036	659,000	644,981
Morgan Stanley (3 month LIBOR + 3.610%) 3.736%, 01/15/2022 (A)(F)	200,000	201,800
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	1,000,000	1,102,166
MSCI, Inc.
3.250%, 08/15/2033 (D)	285,000	288,266
3.625%, 11/01/2031 (D)	318,000	330,903
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/2030 (D)	176,000	176,389
5.500%, 08/15/2028 (D)	191,000	196,730
6.000%, 01/15/2027 (D)	99,000	103,633
Nationwide Mutual Insurance Company (3 month LIBOR + 2.290%) 2.406%, 12/15/2024 (A)(D)	1,130,000	1,131,329
NatWest Group PLC 3.875%, 09/12/2023	500,000	530,121
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) 12/29/2025 (F)	431,000	482,345
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
NatWest Markets PLC 1.600%, 09/29/2026 (D)	$578,000	$577,685
New York Life Insurance Company 3.750%, 05/15/2050 (D)	198,000	221,850
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) 01/21/2051 (D)	659,000	644,996
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) 10/16/2044 (D)	355,000	390,056
OneMain Finance Corp.
6.875%, 03/15/2025	65,000	73,044
8.875%, 06/01/2025	142,000	154,070
Operadora de Servicios Mega SA de CV 8.250%, 02/11/2025 (D)	295,000	297,213
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	795,000	826,904
Radian Group, Inc. 4.500%, 10/01/2024	140,000	149,275
Raymond James Financial, Inc. 4.950%, 07/15/2046	500,000	645,838
Santander Holdings USA, Inc.
3.244%, 10/05/2026	815,000	870,601
3.450%, 06/02/2025	704,000	753,809
4.400%, 07/13/2027	203,000	228,071
SBL Holdings, Inc. 5.000%, 02/18/2031 (D)	360,000	384,079
Societe Generale SA (4.750% to 5-26-26, then 5 Year CMT + 3.931%) 05/26/2026 (D)(F)	346,000	353,570
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) 11/18/2030 (D)(E)(F)	355,000	380,074
Sompo International Holdings, Ltd. 4.700%, 10/15/2022	1,080,000	1,127,721
State Street Corp. (2.901% to 3-30-25, then SOFR + 2.600%) 03/30/2026	1,000,000	1,060,876
Stifel Financial Corp. 4.250%, 07/18/2024	1,300,000	1,414,609
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (D)	425,000	513,533
The Goldman Sachs Group, Inc.
3.500%, 04/01/2025	500,000	537,552
3.625%, 01/22/2023	1,200,000	1,250,697
3.850%, 01/26/2027	792,000	870,195
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) 04/22/2032	1,000,000	1,012,090
The Hartford Financial Services Group, Inc. 6.625%, 03/30/2040	500,000	722,486
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) 3.804%, 11/01/2021 (A)(F)	463,000	464,130
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) 09/15/2026 (F)	577,000	575,558
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (F)	243,000	251,201

13

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (D)(F)	$323,000	$352,380
Unifin Financiera SAB de CV 9.875%, 01/28/2029 (D)	391,000	392,959
Unum Group 4.125%, 06/15/2051	169,000	171,076
Voya Financial, Inc. 4.800%, 06/15/2046	700,000	883,458
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) 05/15/2053	565,000	596,075
Wells Fargo & Company 3.450%, 02/13/2023	900,000	936,669
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	881,000	908,699
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%) 10/30/2030	656,000	685,101
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) 04/30/2041	426,000	437,755
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (F)	1,013,000	1,128,999
		81,553,413
Health care – 3.2%
Abbott Laboratories 3.750%, 11/30/2026	680,000	762,785
AbbVie, Inc. 3.200%, 11/21/2029	2,234,000	2,407,160
AdaptHealth LLC 5.125%, 03/01/2030 (D)	177,000	177,089
Agilent Technologies, Inc. 3.875%, 07/15/2023	670,000	706,622
AmerisourceBergen Corp. 2.800%, 05/15/2030	387,000	401,259
Anthem, Inc. 2.250%, 05/15/2030	179,000	179,621
Bausch Health Companies, Inc.
5.250%, 01/30/2030 (D)	193,000	179,973
6.125%, 04/15/2025 (D)	290,000	295,989
6.250%, 02/15/2029 (D)	390,000	385,913
Baxter International, Inc. 3.500%, 08/15/2046	500,000	535,756
Biogen, Inc.
2.250%, 05/01/2030	400,000	397,853
3.150%, 05/01/2050	500,000	476,568
Catalent Pharma Solutions, Inc.
3.125%, 02/15/2029 (D)	64,000	62,845
5.000%, 07/15/2027 (D)	81,000	84,139
Centene Corp.
2.500%, 03/01/2031	422,000	416,198
3.000%, 10/15/2030	322,000	330,050
3.375%, 02/15/2030	183,000	189,460
4.250%, 12/15/2027	127,000	132,925
4.625%, 12/15/2029	162,000	176,548
CVS Health Corp.
2.700%, 08/21/2040	308,000	293,906
3.750%, 04/01/2030	358,000	397,721
4.300%, 03/25/2028	188,000	214,443
5.050%, 03/25/2048	480,000	617,857
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	873,707	1,136,602
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
DaVita, Inc.
3.750%, 02/15/2031 (D)	$378,000	$368,078
4.625%, 06/01/2030 (D)	367,000	377,500
Encompass Health Corp.
4.500%, 02/01/2028	175,000	180,688
4.625%, 04/01/2031	149,000	156,606
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031 (D)	634,000	615,176
HCA, Inc.
4.125%, 06/15/2029	318,000	355,213
5.250%, 04/15/2025 to 06/15/2026	666,000	759,290
5.375%, 02/01/2025	800,000	894,000
Humana, Inc. 3.125%, 08/15/2029	500,000	532,897
MEDNAX, Inc. 6.250%, 01/15/2027 (D)	366,000	384,758
Organon & Company 5.125%, 04/30/2031 (D)	314,000	329,810
Pfizer, Inc. 2.625%, 04/01/2030	500,000	527,965
Rede D'or Finance Sarl 4.500%, 01/22/2030 (D)	269,000	267,911
Royalty Pharma PLC 1.750%, 09/02/2027	206,000	205,109
Select Medical Corp. 6.250%, 08/15/2026 (D)	239,000	251,332
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	1,015,000	1,094,846
Stanford Health Care 3.310%, 08/15/2030	225,000	247,321
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	49,000	53,564
UnitedHealth Group, Inc. 5.800%, 03/15/2036	540,000	748,384
Universal Health Services, Inc.
1.650%, 09/01/2026 (D)	335,000	333,034
2.650%, 10/15/2030 (D)	358,000	359,625
Utah Acquisition Sub, Inc.
3.950%, 06/15/2026	800,000	881,279
5.250%, 06/15/2046	250,000	305,791
Varex Imaging Corp. 7.875%, 10/15/2027 (D)	166,000	186,783
Viatris, Inc.
2.300%, 06/22/2027 (D)	209,000	213,406
2.700%, 06/22/2030 (D)	405,000	409,414
4.000%, 06/22/2050 (D)	464,000	493,168
Zimmer Biomet Holdings, Inc.
3.050%, 01/15/2026	500,000	534,816
3.550%, 04/01/2025	550,000	591,255
		23,618,301
Industrials – 5.8%
3M Company 3.050%, 04/15/2030 (E)	500,000	540,396
Adani Ports & Special Economic Zone, Ltd. 3.100%, 02/02/2031 (D)	313,000	299,083
AECOM 5.125%, 03/15/2027	366,000	405,345
AerCap Ireland Capital DAC
1.750%, 01/30/2026	465,000	460,250
2.875%, 08/14/2024	423,000	440,689

14

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (D)	$179,842	$183,562
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (D)	183,651	177,098
Air Lease Corp.
2.100%, 09/01/2028	208,000	201,932
2.875%, 01/15/2026	225,000	235,102
3.000%, 09/15/2023	400,000	415,716
3.125%, 12/01/2030	400,000	409,784
3.625%, 12/01/2027	170,000	182,061
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (D)	88,089	98,613
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (D)	61,000	62,678
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027	955,637	953,139
American Airlines 2015-1 Class B Pass Through Trust 3.700%, 05/01/2023	230,089	226,060
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	364,171	363,501
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	148,438	145,852
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	292,969	305,513
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	167,526	162,987
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	367,487	356,097
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	238,866	243,280
American Airlines Group, Inc. 3.750%, 03/01/2025 (D)(E)	500,000	450,550
APX Group, Inc. 5.750%, 07/15/2029 (D)	266,000	262,555
Ashtead Capital, Inc.
2.450%, 08/12/2031 (D)	215,000	211,353
4.375%, 08/15/2027 (D)	285,000	298,674
Atkore, Inc. 4.250%, 06/01/2031 (D)	90,000	92,700
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/2028 (D)	50,000	51,277
Beacon Roofing Supply, Inc. 4.125%, 05/15/2029 (D)	188,000	186,825
Boise Cascade Company 4.875%, 07/01/2030 (D)	52,000	55,510
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (D)	186,388	196,355
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (D)	163,326	165,098
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (D)	133,607	144,064
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (D)	$105,397	$123,749
Builders FirstSource, Inc.
4.250%, 02/01/2032 (D)	286,000	292,435
5.000%, 03/01/2030 (D)	46,000	49,019
6.750%, 06/01/2027 (D)	69,000	73,140
Carrier Global Corp. 2.700%, 02/15/2031	500,000	514,818
Cimpress PLC 7.000%, 06/15/2026 (D)	390,000	406,739
Clean Harbors, Inc. 4.875%, 07/15/2027 (D)	65,000	67,438
CNH Industrial Capital LLC 1.950%, 07/02/2023	570,000	582,642
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 04/19/2022	77,160	77,911
CoStar Group, Inc. 2.800%, 07/15/2030 (D)	466,000	473,955
CSX Corp. 3.800%, 04/15/2050	1,000,000	1,134,586
DAE Funding LLC 2.625%, 03/20/2025 (D)	267,000	271,622
Delta Air Lines, Inc.
2.900%, 10/28/2024	663,000	678,891
3.800%, 04/19/2023	356,000	370,592
4.375%, 04/19/2028	445,000	477,330
4.500%, 10/20/2025 (D)	103,000	110,210
4.750%, 10/20/2028 (D)	169,000	188,435
Deluxe Corp. 8.000%, 06/01/2029 (D)	124,000	129,580
Equifax, Inc. 3.100%, 05/15/2030	800,000	845,814
Flowserve Corp. 3.500%, 10/01/2030	236,000	246,428
Fortive Corp. 3.150%, 06/15/2026	700,000	755,218
Garda World Security Corp. 6.000%, 06/01/2029 (D)	186,000	182,248
GATX Corp. 3.850%, 03/30/2027	800,000	882,117
General Electric Company
4.250%, 05/01/2040	525,000	613,310
5.550%, 01/05/2026	563,000	659,095
GFL Environmental, Inc.
3.500%, 09/01/2028 (D)	355,000	357,219
4.375%, 08/15/2029 (D)	229,000	231,290
4.750%, 06/15/2029 (D)	154,000	158,235
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029 (D)	247,000	252,656
Graphic Packaging International LLC 3.500%, 03/01/2029 (D)	267,000	265,665
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (D)	327,000	325,725
Hillenbrand, Inc. 3.750%, 03/01/2031	201,000	199,533
Huntington Ingalls Industries, Inc.
3.844%, 05/01/2025	560,000	606,518
4.200%, 05/01/2030	1,379,000	1,556,499
IDEX Corp. 3.000%, 05/01/2030	1,000,000	1,054,629
IHS Markit, Ltd.
4.000%, 03/01/2026 (D)	288,000	316,860
4.750%, 08/01/2028	213,000	249,391

15

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
JB Hunt Transport Services, Inc. 3.850%, 03/15/2024	$700,000	$744,489
JB Poindexter & Company, Inc. 7.125%, 04/15/2026 (D)	132,000	138,930
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	285,467	286,706
Kansas City Southern 2.875%, 11/15/2029	500,000	524,805
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/2025 (D)	201,000	208,286
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (D)	66,000	67,650
Lennox International, Inc. 3.000%, 11/15/2023	800,000	836,014
Masco Corp. 2.000%, 10/01/2030	412,000	398,297
MasTec, Inc. 4.500%, 08/15/2028 (D)	191,000	199,356
Owens Corning 3.950%, 08/15/2029	321,000	358,147
Picasso Finance Sub, Inc. 6.125%, 06/15/2025 (D)	30,000	31,722
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (D)	62,000	59,482
6.250%, 01/15/2028 (D)	218,000	225,364
Quanta Services, Inc. 0.950%, 10/01/2024	203,000	203,093
Southwest Airlines Company 5.250%, 05/04/2025	800,000	903,276
Stericycle, Inc. 3.875%, 01/15/2029 (D)	78,000	78,477
The Boeing Company
3.200%, 03/01/2029	388,000	403,754
5.040%, 05/01/2027	570,000	655,686
5.150%, 05/01/2030	412,000	483,560
5.805%, 05/01/2050	720,000	959,739
TransDigm, Inc. 5.500%, 11/15/2027	688,000	706,920
TriNet Group, Inc. 3.500%, 03/01/2029 (D)	211,000	211,528
TTX Company 4.200%, 07/01/2046 (D)	700,000	838,569
Tutor Perini Corp. 6.875%, 05/01/2025 (D)(E)	300,000	306,750
Uber Technologies, Inc.
4.500%, 08/15/2029 (D)	466,000	469,204
7.500%, 05/15/2025 to 09/15/2027 (D)	707,000	765,823
Union Pacific Corp. 4.163%, 07/15/2022	1,137,000	1,160,676
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	464,671	491,141
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 09/03/2022	126,733	128,787
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	392,892	394,540
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	411,736	407,175
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	$117,227	$118,994
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	205,063	217,591
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	804,121	895,419
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	201,798	212,945
United Airlines, Inc.
4.375%, 04/15/2026 (D)	31,000	31,814
4.625%, 04/15/2029 (D)	70,000	72,342
United Rentals North America, Inc.
3.875%, 11/15/2027 to 02/15/2031	390,000	404,858
4.875%, 01/15/2028	373,000	394,351
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	81,514	83,417
US Airways 2011-1 Class A Pass Through Trust 7.125%, 10/22/2023	200,132	212,983
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	177,323	177,190
Verisk Analytics, Inc. 4.125%, 03/15/2029	400,000	454,271
Wabtec Corp. 3.200%, 06/15/2025	500,000	530,560
Watco Companies LLC 6.500%, 06/15/2027 (D)	52,000	55,640
Williams Scotsman International, Inc. 4.625%, 08/15/2028 (D)	72,000	75,003
		42,350,565
Information technology – 3.7%
Atento Luxco 1 SA 8.000%, 02/10/2026 (D)	135,000	147,496
Autodesk, Inc. 2.850%, 01/15/2030	204,000	212,715
Broadcom, Inc.
2.450%, 02/15/2031 (D)	1,000,000	968,427
3.137%, 11/15/2035 (D)	779,000	776,551
3.419%, 04/15/2033 (D)	820,000	848,841
3.469%, 04/15/2034 (D)	421,000	433,519
4.750%, 04/15/2029	1,594,000	1,830,629
5.000%, 04/15/2030	644,000	752,040
CDW LLC 3.250%, 02/15/2029	149,000	152,725
CGI, Inc. 1.450%, 09/14/2026 (D)	377,000	373,044
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (D)	96,000	96,000
4.875%, 07/01/2029 (D)	98,000	98,191
Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028 (D)	255,000	264,626
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	56,000	55,812
Dell International LLC
4.900%, 10/01/2026	574,000	661,225
5.300%, 10/01/2029	1,239,000	1,497,724
5.850%, 07/15/2025	196,000	228,028
8.350%, 07/15/2046	363,000	588,734

16

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Fiserv, Inc.
2.250%, 06/01/2027	$400,000	$412,579
3.850%, 06/01/2025	614,000	669,812
Fortinet, Inc. 2.200%, 03/15/2031	1,000,000	991,002
Gartner, Inc.
3.625%, 06/15/2029 (D)	116,000	116,882
3.750%, 10/01/2030 (D)	72,000	74,102
4.500%, 07/01/2028 (D)	374,000	392,700
Infor, Inc. 1.750%, 07/15/2025 (D)	151,000	152,943
j2 Global, Inc. 4.625%, 10/15/2030 (D)	230,000	244,375
Jabil, Inc. 3.600%, 01/15/2030	180,000	195,121
KLA Corp. 4.100%, 03/15/2029	340,000	386,944
Lam Research Corp. 4.875%, 03/15/2049	289,000	389,565
Marvell Technology, Inc.
2.450%, 04/15/2028 (D)	520,000	529,760
4.875%, 06/22/2028 (D)	465,000	537,116
Micron Technology, Inc.
4.185%, 02/15/2027	1,038,000	1,167,122
4.663%, 02/15/2030	1,000,000	1,154,250
4.975%, 02/06/2026	190,000	217,261
5.327%, 02/06/2029	1,673,000	1,989,448
Motorola Solutions, Inc.
2.300%, 11/15/2030	531,000	521,895
2.750%, 05/24/2031	568,000	579,653
4.600%, 05/23/2029	129,000	149,811
NXP BV
3.250%, 05/11/2041 (D)	178,000	183,843
3.875%, 06/18/2026 (D)	562,000	619,172
Oracle Corp. 2.950%, 04/01/2030	858,000	898,785
PayPal Holdings, Inc.
2.300%, 06/01/2030	400,000	409,948
2.850%, 10/01/2029	1,753,000	1,871,155
PTC, Inc. 4.000%, 02/15/2028 (D)	76,000	77,995
Qorvo, Inc. 3.375%, 04/01/2031 (D)	247,000	260,437
QUALCOMM, Inc. 1.650%, 05/20/2032	566,000	539,056
Sabre GLBL, Inc. 7.375%, 09/01/2025 (D)	209,000	222,752
Square, Inc.
2.750%, 06/01/2026 (D)	92,000	93,256
3.500%, 06/01/2031 (D)	126,000	129,242
VeriSign, Inc.
2.700%, 06/15/2031	256,000	260,183
5.250%, 04/01/2025	160,000	181,861
Visa, Inc. 2.050%, 04/15/2030	400,000	406,354
Xerox Holdings Corp. 5.500%, 08/15/2028 (D)	332,000	343,710
		27,356,417
Materials – 1.9%
Amcor Flexibles North America, Inc. 3.100%, 09/15/2026	500,000	515,995
Anglo American Capital PLC 4.750%, 04/10/2027 (D)	215,000	244,691
Arconic Corp.
6.000%, 05/15/2025 (D)	117,000	122,876
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Arconic Corp. (continued)
6.125%, 02/15/2028 (D)	$168,000	$178,083
Braskem Netherlands Finance BV 5.875%, 01/31/2050 (D)	240,000	273,000
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) 01/23/2081 (D)	364,000	416,780
Cemex SAB de CV
3.875%, 07/11/2031 (D)	250,000	250,150
5.200%, 09/17/2030 (D)	329,000	353,362
CF Industries, Inc. 4.950%, 06/01/2043	175,000	210,886
Commercial Metals Company 5.375%, 07/15/2027	122,000	128,027
CVR Partners LP 6.125%, 06/15/2028 (D)	110,000	115,363
Cydsa SAB de CV 6.250%, 10/04/2027 (D)	350,000	364,879
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 to 10/15/2027 (D)	404,000	424,168
7.500%, 04/01/2025 (D)	226,000	231,838
FMG Resources August 2006 Pty, Ltd. 4.375%, 04/01/2031 (D)	177,000	182,903
Freeport-McMoRan, Inc.
4.625%, 08/01/2030	297,000	321,131
5.450%, 03/15/2043	764,000	940,675
FS Luxembourg Sarl 10.000%, 12/15/2025 (D)	347,000	381,356
Glencore Funding LLC 2.625%, 09/23/2031 (D)	500,000	489,650
Graham Packaging Company, Inc. 7.125%, 08/15/2028 (D)	24,000	25,481
Hudbay Minerals, Inc. 4.500%, 04/01/2026 (D)	66,000	65,340
Huntsman International LLC 4.500%, 05/01/2029	500,000	566,623
International Flavors & Fragrances, Inc. 1.832%, 10/15/2027 (D)	153,000	153,225
JW Aluminum Continuous Cast Company 10.250%, 06/01/2026 (D)	135,000	144,855
LSB Industries, Inc. 6.250%, 10/15/2028 (D)	84,000	84,735
Mauser Packaging Solutions Holding Company 8.500%, 04/15/2024 (D)	54,000	55,890
Methanex Corp.
4.250%, 12/01/2024	293,000	309,115
5.650%, 12/01/2044	450,000	482,625
Newmont Corp. 2.800%, 10/01/2029	223,000	231,935
Novelis Corp. 4.750%, 01/30/2030 (D)	410,000	431,607
Orbia Advance Corp. SAB de CV 5.500%, 01/15/2048 (D)	315,000	370,519
Owens-Brockway Glass Container, Inc. 6.625%, 05/13/2027 (D)	173,000	185,408
Pactiv Evergreen Group Issuer LLC 4.375%, 10/15/2028 (D)	174,000	174,653
Pactiv Evergreen Group Issuer, Inc. 4.000%, 10/15/2027 (D)	362,000	358,380
Sasol Financing USA LLC 5.500%, 03/18/2031	425,000	435,200
Standard Industries, Inc.
3.375%, 01/15/2031 (D)	142,000	135,141

17

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Standard Industries, Inc. (continued)
5.000%, 02/15/2027 (D)	$73,000	$75,281
The Mosaic Company 4.250%, 11/15/2023	600,000	639,790
The Sherwin-Williams Company 4.200%, 01/15/2022	1,000,000	1,001,200
Trident TPI Holdings, Inc. 6.625%, 11/01/2025 (D)	35,000	35,564
Trinseo Materials Operating SCA 5.125%, 04/01/2029 (D)	211,000	212,583
Tronox, Inc. 4.625%, 03/15/2029 (D)	242,000	240,790
Valvoline, Inc. 3.625%, 06/15/2031 (D)	298,000	294,275
Volcan Cia Minera SAA 4.375%, 02/11/2026 (D)	69,000	67,172
Vulcan Materials Company 3.500%, 06/01/2030	338,000	371,056
WR Grace Holdings LLC
4.875%, 06/15/2027 (D)	143,000	147,111
5.625%, 08/15/2029 (D)	133,000	136,991
		13,578,358
Real estate – 3.0%
American Homes 4 Rent LP 4.250%, 02/15/2028	203,000	229,804
American Tower Corp.
3.550%, 07/15/2027	662,000	721,384
3.800%, 08/15/2029	225,000	249,502
5.000%, 02/15/2024	670,000	736,120
Columbia Property Trust Operating Partnership LP 4.150%, 04/01/2025	600,000	647,044
Crown Castle International Corp.
3.300%, 07/01/2030	532,000	566,976
3.650%, 09/01/2027	495,000	544,239
3.700%, 06/15/2026	500,000	545,757
3.800%, 02/15/2028	225,000	247,427
4.150%, 07/01/2050	400,000	454,136
CubeSmart LP 4.375%, 02/15/2029	600,000	683,217
CyrusOne LP
2.150%, 11/01/2030	190,000	178,539
3.450%, 11/15/2029	344,000	358,276
EPR Properties 4.950%, 04/15/2028	350,000	384,564
Equinix, Inc.
1.550%, 03/15/2028	444,000	434,062
1.800%, 07/15/2027	255,000	256,226
2.500%, 05/15/2031	693,000	697,716
2.900%, 11/18/2026	1,000,000	1,060,487
3.200%, 11/18/2029	509,000	540,016
ERP Operating LP 3.375%, 06/01/2025	300,000	322,312
Essex Portfolio LP 3.625%, 05/01/2027	500,000	547,740
Extra Space Storage LP 2.350%, 03/15/2032	500,000	488,450
GLP Capital LP 5.375%, 04/15/2026	347,000	394,522
Healthcare Trust of America Holdings LP
3.500%, 08/01/2026	500,000	541,953
3.750%, 07/01/2027	600,000	663,486
Host Hotels & Resorts LP
3.375%, 12/15/2029	505,000	519,773
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Host Hotels & Resorts LP (continued)
3.500%, 09/15/2030	$347,000	$360,464
4.500%, 02/01/2026	214,000	234,391
Iron Mountain, Inc.
4.875%, 09/15/2029 (D)	195,000	204,263
5.250%, 07/15/2030 (D)	261,000	276,981
Kimco Realty Corp. 3.375%, 10/15/2022	1,050,000	1,072,893
MGM Growth Properties Operating Partnership LP 3.875%, 02/15/2029 (D)	207,000	220,455
Mid-America Apartments LP 3.950%, 03/15/2029	700,000	787,884
Piedmont Operating Partnership LP 4.450%, 03/15/2024	500,000	534,670
RHP Hotel Properties LP 4.500%, 02/15/2029 (D)	341,000	341,689
RLJ Lodging Trust LP 3.750%, 07/01/2026 (D)	149,000	149,745
SBA Communications Corp.
3.875%, 02/15/2027	356,000	368,905
4.875%, 09/01/2024	700,000	711,708
SBA Tower Trust 2.836%, 01/15/2025 (D)	416,000	430,841
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	512,375
STORE Capital Corp. 2.750%, 11/18/2030	500,000	502,318
Uniti Group LP 6.500%, 02/15/2029 (D)	141,000	145,042
Ventas Realty LP 4.750%, 11/15/2030	1,000,000	1,175,557
VICI Properties LP
4.125%, 08/15/2030 (D)	212,000	224,720
4.625%, 12/01/2029 (D)	260,000	279,500
Welltower, Inc. 2.700%, 02/15/2027	400,000	422,504
XHR LP 4.875%, 06/01/2029 (D)	107,000	109,899
		22,080,532
Utilities – 2.0%
ABY Transmision Sur SA 6.875%, 04/30/2043 (D)	211,926	273,938
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (D)	303,000	312,393
Ameren Corp. 3.500%, 01/15/2031	1,000,000	1,087,390
AmeriGas Partners LP 5.500%, 05/20/2025	275,000	303,820
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,429,104
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	535,000	753,460
Consolidated Edison Company of New York, Inc.
3.350%, 04/01/2030	500,000	547,120
3.950%, 04/01/2050	500,000	570,540
Dominion Energy, Inc.
3.375%, 04/01/2030	662,000	717,102
3.600%, 03/15/2027	500,000	549,262
DPL, Inc. 4.125%, 07/01/2025	249,000	266,430
Edison International 3.550%, 11/15/2024	700,000	742,196

18

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Emera US Finance LP 3.550%, 06/15/2026	$248,000	$268,061
FirstEnergy Corp. 2.650%, 03/01/2030	254,000	252,730
Infraestructura Energetica Nova SAB de CV 4.750%, 01/15/2051 (D)	519,000	534,051
Instituto Costarricense de Electricidad 6.375%, 05/15/2043 (D)	210,000	182,438
Israel Electric Corp., Ltd. 6.875%, 06/21/2023 (D)	95,000	104,470
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/2027	677,000	742,720
NextEra Energy Operating Partners LP
3.875%, 10/15/2026 (D)	243,000	258,370
4.500%, 09/15/2027 (D)	201,000	216,075
NiSource, Inc. 3.600%, 05/01/2030	230,000	252,143
NRG Energy, Inc.
2.450%, 12/02/2027 (D)	374,000	379,524
3.375%, 02/15/2029 (D)	62,000	61,190
3.625%, 02/15/2031 (D)	175,000	171,894
3.875%, 02/15/2032 (D)	371,000	366,826
4.450%, 06/15/2029 (D)	257,000	284,343
Oncor Electric Delivery Company LLC 4.100%, 06/01/2022	750,000	761,670
Southern California Edison Company 3.700%, 08/01/2025	1,000,000	1,087,280
Suburban Propane Partners LP 5.000%, 06/01/2031 (D)	176,000	182,600
Vistra Operations Company LLC
3.700%, 01/30/2027 (D)	624,000	658,064
4.300%, 07/15/2029 (D)	475,000	506,234
		14,823,438
TOTAL CORPORATE BONDS (Cost $323,329,611)		$349,675,361
CAPITAL PREFERRED SECURITIES – 0.2%
Financials – 0.2%
Truist Bank (Greater of 3 month LIBOR + 0.645% or 4.000%) 4.000%, 12/15/2024 (A)(F)	425,000	434,562
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.500%, 11/01/2021 (A)(F)	1,045,000	1,030,962
		1,465,524
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,389,447)		$1,465,524
MUNICIPAL BONDS – 0.7%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	1,000,000	1,054,380
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	393,000	446,070
4.131%, 06/15/2042	40,000	45,497
Sales Tax Securitization Corp. (Illinois) 4.637%, 01/01/2040	465,000	562,894
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	586,000	595,431
State of Connecticut, GO 2.677%, 07/01/2030	250,000	266,252
Active Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
The School District of Philadelphia (Pennsylvania), GO
5.995%, 09/01/2030	$315,000	$396,209
6.765%, 06/01/2040	1,010,000	1,402,893
TOTAL MUNICIPAL BONDS (Cost $4,392,167)		$4,769,626
TERM LOANS (I) – 0.0%
Communication services – 0.0%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%) 6.250%, 09/01/2027	41,000	41,103
Industrials – 0.0%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%) 4.000%, 06/02/2028	305,000	304,619
TOTAL TERM LOANS (Cost $343,919)		$345,722
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.1%
Commercial and residential – 6.0%
Angel Oak Mortgage Trust LLC
Series 2021-2, Class A1, 0.985%, 04/25/2066 (D)(J)	226,920	227,635
Series 2021-4, Class A1, 1.035%, 01/20/2065 (D)(J)	436,074	435,374
Series 2021-5, Class A1, 0.951%, 07/25/2066 (D)(J)	517,641	516,592
AOA Mortgage Trust Series 2015-1177, Class C 3.110%, 12/13/2029 (D)(J)	120,000	119,921
Arbor Multifamily Mortgage Securities Trust Series 2020-MF1, Class XA IO 1.086%, 05/15/2053 (D)	4,344,873	300,611
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.763%, 04/25/2048 (D)(H)(J)	1,452	1,452
Series 2021-1R, Class A1, 1.175%, 10/25/2048 (D)(J)	327,970	328,209
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.843%, 11/05/2032 (D)(J)	231,000	221,979
BAMLL Re-REMIC Trust Series 2014-FRR4, Class BK23 2.325%, 09/27/2022 (D)(K)	500,000	488,579
BANK
Series 2019-BN20, Class ASB, 2.933%, 09/15/2062	400,000	427,730
Series 2021-BN34, Class XA IO, 1.089%, 06/15/2063	12,778,032	975,182
Bayview Commercial Asset Trust Series 2005-4A, Class A2 (1 month LIBOR + 0.585%) 0.671%, 01/25/2036 (A)(D)	123,587	119,717
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	206,000	214,645
BBCMS Trust
Series 2015-MSQ, Class D, 4.123%, 09/15/2032 (D)(J)	140,000	141,513
Series 2015-SRCH, Class D, 5.122%, 08/10/2035 (D)(J)	264,000	292,990
Bear Stearns Asset Backed Securities Trust Series 2003-AC4, Class A 5.500%, 09/25/2033	329,694	339,174

19

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Benchmark Mortgage Trust
Series 2019-B12, Class A2, 3.001%, 08/15/2052	$410,000	$429,655
Series 2019-B15, Class XA IO, 0.942%, 12/15/2072	9,922,126	538,731
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (D)(J)	201,631	201,923
BWAY Mortgage Trust Series 2015-1740, Class XA IO 1.023%, 01/10/2035 (D)	3,705,000	9,044
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%), 1.405%, 03/15/2037 (A)(D)	341,000	341,100
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%), 1.014%, 10/15/2037 (A)(D)	452,000	452,846
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%), 1.200%, 09/15/2036 (A)(D)	393,000	393,246
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%), 1.834%, 12/15/2037 (A)(D)	121,000	121,112
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%), 2.634%, 12/15/2037 (A)(D)	192,000	192,113
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	800,000	878,479
CFCRE Commercial Mortgage Trust Series 2017-C8, Class C 5.084%, 06/15/2050 (J)	500,000	532,914
CHL Mortgage Pass-Through Trust Series 2004-HYB2, Class 4A 2.424%, 07/20/2034 (J)	474,254	483,939
Citigroup Commercial Mortgage Trust
Series 2018-C5, Class A3, 3.963%, 06/10/2051	554,286	602,236
Series 2018-C5, Class XA IO, 0.692%, 06/10/2051	15,324,908	579,079
Series 2019-C7, Class XA IO, 1.002%, 12/15/2072	15,901,863	958,669
Series 2019-PRM, Class A, 3.341%, 05/10/2036 (D)	310,000	327,685
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (D)	157,000	167,888
Cold Storage Trust Series 2020-ICE5, Class D (1 month LIBOR + 2.100%) 2.184%, 11/15/2037 (A)(D)	491,495	492,284
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(J)	359,964	359,513
Series 2021-3, Class A1, 0.956%, 09/27/2066 (D)(J)	478,401	476,968
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (D)(J)	414,000	415,554
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (D)(J)	629,797	629,937
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (D)	$1,400,000	$1,451,482
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO, 1.773%, 08/15/2045	8,903,881	50,145
Series 2012-CR3, Class XA IO, 1.994%, 10/15/2045	8,892,783	95,810
Series 2013-CR8, Class A5, 3.612%, 06/10/2046 (J)	330,000	344,096
Series 2013-CR8, Class AM, 3.924%, 06/10/2046 (D)(J)	1,000,000	1,044,300
Series 2014-CR15, Class C, 4.863%, 02/10/2047 (J)	800,000	854,429
Series 2014-CR15, Class XA IO, 0.860%, 02/10/2047	5,098,580	78,332
Series 2014-CR16, Class C, 5.083%, 04/10/2047 (J)	400,000	421,842
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	1,085,394
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.581%, 05/10/2051	5,017,178	135,431
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class XA IO, 2.230%, 12/10/2044 (D)	2,121,937	118
Series 2013-300P, Class D, 4.540%, 08/10/2030 (D)(J)	307,000	316,559
Series 2013-300P, Class E, 4.540%, 08/10/2030 (D)(J)	700,000	707,177
Series 2017-PANW, Class A, 3.244%, 10/10/2029 (D)	89,000	92,212
Series 2020-CBM, Class A2, 2.896%, 02/10/2037 (D)	279,000	288,893
Commercial Mortgage Trust (Deutsche Bank AG/UBS AG) Series 2014-UBS2, Class XA IO 1.287%, 03/10/2047	3,498,507	77,151
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1, 2.573%, 07/25/2049 (D)	10,108	10,215
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%), 1.684%, 05/15/2036 (A)(D)	460,000	461,303
Series 2020-NET, Class A, 2.257%, 08/15/2037 (D)	106,000	108,939
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (D)(J)	352,588	352,851
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (D)(J)	286,470	286,112
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (D)(J)	263,471	262,037
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (D)(J)	423,000	422,914
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A4, 2.763%, 09/15/2052	425,000	444,185

20

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CSAIL Commercial Mortgage Trust (continued)
Series 2019-C18, Class E, 2.500%, 12/15/2052 (D)	$265,000	$231,303
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month LIBOR + 0.900%) 0.987%, 07/19/2044 (A)	386,012	370,678
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (D)(J)	181,158	180,882
Series 2021-2, Class A1, 0.931%, 06/25/2066 (D)(J)	308,994	309,258
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (D)(J)	576,654	583,201
FREMF Mortgage Trust
Series 2016-K54, Class C, 4.190%, 04/25/2048 (D)(J)	290,000	309,394
Series 2016-K56, Class B, 4.075%, 06/25/2049 (D)(J)	1,085,000	1,188,402
Series 2017-K67, Class B, 4.079%, 09/25/2049 (D)(J)	485,000	533,702
Series 2018-K730, Class B, 3.922%, 02/25/2050 (D)(J)	300,000	321,300
Series 2019-KF69, Class B (1 month LIBOR + 2.300%), 2.383%, 08/25/2029 (A)(D)	306,813	309,079
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (D)(J)	333,923	333,298
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (D)(J)	239,605	239,281
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (D)(J)	396,366	396,418
GS Mortgage Securities Trust
Series 2005-GG4, Class XC IO, 1.834%, 07/10/2039 (D)	356,737	119
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (D)(J)	859,800	882,268
Series 2015-590M, Class C, 3.932%, 10/10/2035 (D)(J)	150,000	157,480
Series 2017-485L, Class C, 4.115%, 02/10/2037 (D)(J)	85,000	88,436
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (D)	256,000	267,527
GS Mortgage-Backed Securities Trust Series 2021-NQM1, Class A1 1.017%, 07/25/2061 (D)(J)	209,223	209,281
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (D)	9,298,644	97,349
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	9,459,316	126,635
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (D)	9,661,864	137,205
Hilton Orlando Trust Series 2018-ORL, Class B (1 month LIBOR + 1.200%) 1.284%, 12/15/2034 (A)(D)	1,000,000	999,365
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (D)(J)	229,854	229,711
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
IMT Trust
Series 2017-APTS, Class AFX, 3.478%, 06/15/2034 (D)	$107,000	$112,947
Series 2017-APTS, Class CFX, 3.613%, 06/15/2034 (D)(J)	123,000	127,969
Irvine Core Office Trust
Series 2013-IRV, Class A2, 3.279%, 05/15/2048 (D)(J)	255,000	264,720
Series 2013-IRV, Class XA IO, 1.211%, 05/15/2048 (D)	4,186,249	36,801
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class XA IO 0.536%, 08/15/2046	4,468,600	26,722
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class X IO, 0.230%, 05/15/2045	44,324	0
Series 2012-HSBC, Class XA IO, 1.582%, 07/05/2032 (D)	9,687,564	70,845
Series 2020-NNN, Class AFX, 2.812%, 01/16/2037 (D)	258,000	268,384
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) 1.434%, 05/15/2036 (A)(D)	187,000	187,274
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%), 0.784%, 03/15/2038 (A)(D)	346,000	346,325
Series 2021-BMR, Class D (1 month LIBOR + 1.400%), 1.484%, 03/15/2038 (A)(D)	270,000	270,514
Series 2021-BMR, Class E (1 month LIBOR + 1.750%), 1.834%, 03/15/2038 (A)(D)	1,000,000	1,001,900
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.619%, 04/21/2034 (J)	76,484	77,061
Series 2004-8, Class 5A1, 2.307%, 08/25/2034 (J)	87,139	88,021
MASTR Alternative Loan Trust Series 2004-4, Class 8A1 6.500%, 05/25/2034	196,459	205,517
Merrill Lynch Mortgage Investors Trust Series 2005-A, Class A1 (1 month LIBOR + 0.460%) 0.546%, 03/25/2030 (A)	16,431	16,471
Merrill Lynch Mortgage Trust Series 2008-C1, Class X IO 0.000%, 02/12/2051 (D)	2,671,182	27
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (D)(J)	200,384	200,668
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (D)(J)	276,374	276,522
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO, 1.527%, 08/15/2045 (D)	8,962,686	47,822
Series 2012-C6, Class XA IO, 1.749%, 11/15/2045 (D)	5,350,286	41,204

21

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2013-C7, Class XA IO, 1.455%, 02/15/2046	$10,211,823	$127,974
Series 2014-C17, Class XA IO, 1.214%, 08/15/2047	9,727,544	195,163
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%), 1.484%, 11/15/2034 (A)(D)	298,000	298,094
Series 2019-L3, Class XA IO, 0.763%, 11/15/2052	21,429,618	969,146
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D, 3.917%, 11/15/2032 (D)(J)	135,000	136,543
Series 2018-ALXA, Class C, 4.460%, 01/15/2043 (D)(J)	98,000	104,510
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (D)(J)	205,543	208,564
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (D)(J)	414,175	415,390
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (D)(J)	460,007	459,939
One Market Plaza Trust Series 2017-1MKT, Class D 4.146%, 02/10/2032 (D)	90,000	91,099
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (D)(J)	508,440	515,182
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month LIBOR + 0.400%) 0.487%, 05/20/2035 (A)	37,433	38,746
SLG Office Trust Series 2021-OVA, Class D 2.851%, 07/15/2041 (D)	352,000	351,484
Starwood Mortgage Residential Trust Series 2020-3, Class A1 1.486%, 04/25/2065 (D)(J)	165,656	166,359
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (D)(J)	41,034	40,819
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO 1.430%, 05/10/2063 (D)	5,727,100	33,333
Velocity Commercial Capital Loan Trust Series 2018-2, Class M1 4.260%, 10/26/2048 (D)(J)	275,984	288,247
Verus Securitization Trust
Series 2020-5, Class A1, 1.218%, 05/25/2065 (D)	159,100	159,553
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(J)	425,366	426,676
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(J)	206,691	206,454
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(J)	355,000	354,488
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(J)	283,555	283,245
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A1B (1 month LIBOR + 0.740%), 0.826%, 01/25/2045 (A)	$343,984	$345,310
Series 2005-AR8, Class 2AB3 (1 month LIBOR + 0.720%), 0.806%, 07/25/2045 (A)	266,829	266,110
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	199,703	201,843
Wells Fargo Commercial Mortgage Trust Series 2019-C54, Class A3 2.892%, 12/15/2052	500,000	525,655
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class XA IO, 1.635%, 12/15/2045 (D)	5,443,712	70,695
Series 2012-C9, Class XA IO, 2.017%, 11/15/2045 (D)	6,474,961	76,221
		43,654,273
U.S. Government Agency – 2.1%
Federal Home Loan Mortgage Corp.
Series 290, Class IO, 3.500%, 11/15/2032	1,003,725	114,369
Series 3387, Class SB IO, 6.336%, 11/15/2037	928,686	154,057
Series 3632, Class AP, 3.000%, 02/15/2040	619,660	652,693
Series K018, Class X1 IO, 1.367%, 01/25/2022	2,292,029	87
Series K021, Class A2, 2.396%, 06/25/2022	980,697	991,061
Series K021, Class X1 IO, 1.508%, 06/25/2022	10,869,904	44,044
Series K022, Class X1 IO, 1.296%, 07/25/2022	2,351,715	15,673
Series K026, Class X1 IO, 1.063%, 11/25/2022	9,700,048	84,233
Series K109, Class X1 IO, 1.699%, 04/25/2030	3,125,588	363,200
Series KS01, Class X1 IO, 1.245%, 01/25/2023	4,419,533	29,916
Series T-41, Class 3A, 4.971%, 07/25/2032 (J)	45,950	51,081
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	5,857	6,668
Series 2002-W3, Class A5, 7.500%, 11/25/2041	53,163	64,236
Series 2010-15, Class KA, 4.000%, 03/25/2039	20,783	20,852
Series 2011-41, Class KA, 4.000%, 01/25/2041	146,710	153,378
Series 2011-86, Class NA, 4.000%, 01/25/2041	103,180	104,491
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	970,967	114,241
Series 2012-21, Class PA, 2.000%, 03/25/2041	1,105,528	1,131,780
Series 2012-38, Class PA, 2.000%, 09/25/2041	564,696	578,430

22

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2012-M5, Class X IO, 0.596%, 02/25/2022	$1,990,024	$26
Series 2015-C01, Class 1M2 (1 month LIBOR + 4.300%), 4.386%, 02/25/2025 (A)	99,586	101,631
Series 2015-C02, Class 2M2 (1 month LIBOR + 4.000%), 4.086%, 05/25/2025 (A)	7,233	7,265
Series 2015-C03, Class 2M2 (1 month LIBOR + 5.000%), 5.086%, 07/25/2025 (A)	33,018	33,331
Series 2016-M12, Class X2 IO, 0.062%, 09/25/2026	33,075,667	276,575
Series 2018-C02, Class 2M2 (1 month LIBOR + 2.200%), 2.286%, 08/25/2030 (A)	63,801	64,613
Series 2018-C05, Class 1M2 (1 month LIBOR + 2.350%), 2.436%, 01/25/2031 (A)	38,455	39,013
Series 2019-M25, Class X IO, 0.230%, 11/25/2029	34,825,679	515,110
Series 2019-M7, Class X IO, 0.463%, 04/25/2029	14,263,261	466,817
Series 2020-R02, Class 2M2 (1 month LIBOR + 2.000%), 2.086%, 01/25/2040 (A)(D)	347,699	349,273
Series 2021-31, Class IE IO, 4.719%, 03/25/2050	2,594,000	358,706
Series 2021-M8, Class X IO, 0.553%, 11/25/2035	11,957,578	472,476
Government National Mortgage Association
Series 2008-90, Class IO, 2.008%, 12/16/2050	2,078,485	309,906
Series 2010-147, Class SA IO, 6.083%, 05/20/2040	586,119	40,263
Series 2010-85, Class SB IO, 6.515%, 03/16/2040	921,290	130,610
Series 2012-114, Class IO, 0.628%, 01/16/2053	434,695	9,274
Series 2012-120, Class IO, 0.665%, 02/16/2053	4,726,990	104,963
Series 2012-70, Class IO, 0.082%, 08/16/2052	1,394,294	3,867
Series 2015-41, Class IO, 0.337%, 09/16/2056	2,747,561	62,681
Series 2016-162, Class IO, 0.815%, 09/16/2058	5,385,949	264,875
Series 2016-174, Class IO, 0.824%, 11/16/2056	619,039	32,667
Series 2017-109, Class IO, 0.434%, 04/16/2057	1,236,541	40,880
Series 2017-124, Class IO, 0.669%, 01/16/2059	1,144,838	53,465
Series 2017-135, Class IO, 0.732%, 10/16/2058	1,080,928	51,431
Series 2017-140, Class IO, 0.525%, 02/16/2059	432,645	18,361
Series 2017-159, Class IO, 0.476%, 06/16/2059	11,224,259	526,206
Series 2017-169, Class IO, 0.594%, 01/16/2060	2,265,566	105,210
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-20, Class IO, 0.662%, 12/16/2058	$2,614,360	$106,653
Series 2017-22, Class IO, 0.792%, 12/16/2057	278,668	14,210
Series 2017-23, Class IO, 0.619%, 05/16/2059	8,366,497	374,994
Series 2017-41, Class IO, 0.672%, 07/16/2058	1,249,923	53,095
Series 2017-46, Class IO, 0.629%, 11/16/2057	924,154	41,916
Series 2017-50, Class IO, 0.654%, 01/16/2057	11,148,822	511,111
Series 2017-61, Class IO, 0.740%, 05/16/2059	423,003	22,004
Series 2018-158, Class IO, 0.741%, 05/16/2061	2,004,977	129,149
Series 2018-35, Class IO, 0.518%, 03/16/2060	2,090,907	100,594
Series 2018-43, Class IO, 0.534%, 05/16/2060	1,991,463	95,016
Series 2018-69, Class IO, 0.605%, 04/16/2060	480,650	28,455
Series 2018-81, Class IO, 0.477%, 01/16/2060	327,743	14,709
Series 2018-85, Class IO, 0.537%, 07/16/2060	6,525,666	371,359
Series 2018-9, Class IO, 0.497%, 01/16/2060	2,436,626	112,173
Series 2019-131, Class IO, 0.887%, 07/16/2061	1,694,786	113,056
Series 2020-100, Class IO, 0.847%, 05/16/2062	1,672,687	126,090
Series 2020-108, Class IO, 0.906%, 06/16/2062	3,802,042	288,598
Series 2020-114, Class IO, 0.879%, 09/16/2062	4,291,869	329,369
Series 2020-118, Class IO, 0.965%, 06/16/2062	2,860,873	226,558
Series 2020-119, Class IO, 0.772%, 08/16/2062	1,757,860	125,014
Series 2020-120, Class IO, 0.832%, 05/16/2062	866,953	66,305
Series 2020-137, Class IO, 0.838%, 09/16/2062	4,161,281	304,987
Series 2020-143, Class IB IO, 0.891%, 03/16/2062	5,385,174	402,099
Series 2020-150, Class IO, 0.972%, 12/16/2062	2,485,394	204,487
Series 2020-161, Class IA IO, 0.500%, 08/16/2062	19,523,764	526,538
Series 2020-170, Class IO, 0.879%, 11/16/2062	3,561,935	284,819
Series 2020-28, Class IO, 0.863%, 11/16/2061	5,885,352	438,669
Series 2020-92, Class IO, 0.978%, 02/16/2062	3,655,621	290,442
Series 2021-11, Class IA IO, 0.250%, 12/16/2062	24,692,433	404,114
Series 2021-3, Class IO, 0.918%, 09/16/2062	4,192,217	342,375

23

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2021-40, Class IO, 0.842%, 02/16/2063	$1,000,287	$77,904
		15,640,847
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $63,653,660)		$59,295,120
ASSET BACKED SECURITIES – 6.6%
Aegis Asset Backed Securities Trust Series 2004-3, Class M1 (1 month LIBOR + 0.900%) 0.986%, 09/25/2034 (A)	569,508	569,931
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937%, 08/15/2046 (D)	583,000	585,892
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6 6.510%, 08/25/2027 (J)	4	4
AMSR Trust Series 2020-SFR4, Class A 1.355%, 11/17/2037 (D)	602,000	600,799
Applebee's Funding LLC Series 2019-1A, Class A2I 4.194%, 06/07/2049 (D)	529,650	538,935
Aqua Finance Trust Series 2021-A, Class A 1.790%, 07/17/2046 (D)	235,000	234,617
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (D)	505,890	524,621
ARL First LLC Series 2012-1A, Class A2 3.810%, 12/15/2042 (D)	900,000	920,692
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	473,000	491,980
Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	333,000	346,134
Bojangles Issuer LLC Series 2020-1A, Class A2 3.832%, 10/20/2050 (D)	264,000	273,461
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (D)	111,661	116,460
Capital One Multi-Asset Execution Trust Series 2016-A7, Class A7 (1 month LIBOR + 0.510%) 0.594%, 09/16/2024 (A)	3,123,000	3,124,915
CARS-DB4 LP
Series 2020-1A, Class A1 2.690%, 02/15/2050 (D)	907,021	930,367
Series 2020-1A, Class A4 3.190%, 02/15/2050 (D)	997,708	1,020,144
Series 2020-1A, Class B1 4.170%, 02/15/2050 (D)	381,000	392,630
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month LIBOR + 1.200%) 1.286%, 01/25/2035 (A)	156,736	154,325
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CF Hippolyta LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (D)	$509,499	$516,403
Series 2021-1A, Class A1 1.530%, 03/15/2061 (D)	481,165	484,322
Chase Auto Credit Linked Notes Series 2021-3, Class B 0.760%, 02/26/2029 (D)	307,348	307,178
Citibank Credit Card Issuance Trust
Series 2017-A6, Class A6 (1 month LIBOR + 0.770%) 0.854%, 05/14/2029 (A)	565,000	576,749
Series 2017-A7, Class A7 (1 month LIBOR + 0.370%) 0.453%, 08/08/2024 (A)	3,000,000	3,006,600
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (D)	638,130	641,774
CLI Funding VIII LLC Series 2021-1A, Class A 1.640%, 02/18/2046 (D)	527,453	520,677
Conseco Finance Corp. Series 1996-10, Class M1 7.240%, 11/15/2028 (J)	29,607	29,944
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	5,808	5,597
CoreVest American Finance Trust Series 2019-3, Class A 2.705%, 10/15/2052 (D)	80,560	83,891
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1 6.250%, 10/25/2036 (D)	2,560,000	2,621,849
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B 4.370%, 02/25/2035	2,886	2,876
DataBank Issuer Series 2021-1A, Class A2 2.060%, 02/27/2051 (D)	225,000	224,546
DB Master Finance LLC
Series 2017-1A, Class A2I 3.629%, 11/20/2047 (D)	207,475	208,372
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (D)	192,035	202,489
Series 2019-1A, Class A2I 3.787%, 05/20/2049 (D)	877,100	880,878
Diamond Infrastructure Funding LLC
Series 2021-1A, Class B 2.355%, 04/15/2049 (D)	1,000,000	988,637
Series 2021-1A, Class C 3.475%, 04/15/2049 (D)	104,000	103,993
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	598,300	642,212
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (D)	1,319,693	1,357,193
Driven Brands Funding LLC
Series 2020-2A, Class A2 3.237%, 01/20/2051 (D)	359,195	369,029
Series 2021-1A, Class A2 2.791%, 10/20/2051 (D)	433,000	433,000
FirstKey Homes Trust
Series 2020-SFR1, Class A 1.339%, 08/17/2037 (D)	592,314	592,662
Series 2020-SFR2, Class A 1.266%, 10/19/2037 (D)	703,992	701,784

24

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
FirstKey Homes Trust (continued)
Series 2021-SFR1, Class A 1.538%, 08/17/2038 (D)	$527,000	$526,256
Series 2021-SFR1, Class D 2.189%, 08/17/2038 (D)	346,000	344,563
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (D)	672,915	702,033
FOCUS Brands Funding LLC Series 2017-1A, Class A2IB 3.857%, 04/30/2047 (D)	150,589	154,544
Ford Credit Auto Owner Trust Series 2020-1, Class A 2.040%, 08/15/2031 (D)	608,000	628,694
Ford Credit Floorplan Master Owner Trust Series 2020-2, Class A 1.060%, 09/15/2027	561,000	559,739
GM Financial Automobile Leasing Trust Series 2021-2, Class A4 0.410%, 05/20/2025	125,000	124,921
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (D)	394,000	395,583
Series 2021-1A, Class A2 2.773%, 04/20/2029 (D)	290,000	288,304
Hilton Grand Vacations Trust
Series 2017-AA, Class A 2.660%, 12/26/2028 (D)	178,180	182,034
Series 2018-AA, Class A 3.540%, 02/25/2032 (D)	116,606	122,226
Honda Auto Receivables Owner Trust Series 2021-2, Class A4 0.550%, 08/16/2027	247,000	245,746
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (D)	264,998	289,499
Series 2019-1A, Class A2I 3.982%, 08/25/2049 (D)	228,275	232,942
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (D)	57,595	58,586
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (D)	200,508	207,830
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (D)	108,705	114,387
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	267,156	272,934
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (D)	390,186	384,638
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051 (D)	626,430	645,383
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class A 3.610%, 05/25/2023 (D)	59,926	60,028
Series 2018-FNT2, Class A 3.790%, 07/25/2054 (D)	56,868	56,899
Series 2021-FHT1, Class A 3.104%, 07/25/2026 (D)	124,210	124,652
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Option One Mortgage Loan Trust Series 2004-1, Class M1 (1 month LIBOR + 0.900%) 0.986%, 01/25/2034 (A)	$220,166	$220,327
Oxford Finance Funding LLC Series 2019-1A, Class A2 4.459%, 02/15/2027 (D)	209,049	214,972
Progress Residential Trust
Series 2020-SFR1, Class A 1.732%, 04/17/2037 (D)	359,000	361,834
Series 2021-SFR8, Class B 1.681%, 10/17/2038 (D)	216,000	214,189
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 4.934%, 08/25/2035	82,973	85,570
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (D)	611,000	641,512
ServiceMaster Funding LLC Series 2021-1, Class A2I 2.865%, 07/30/2051 (D)	466,000	465,206
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (D)	473,340	502,085
Sierra Timeshare Receivables Funding LLC Series 2019-1A, Class A 3.200%, 01/20/2036 (D)	71,542	73,805
SMB Private Education Loan Trust
Series 2015-C, Class A2A 2.750%, 07/15/2027 (D)	10,995	11,068
Series 2019-B, Class A2A 2.840%, 06/15/2037 (D)	453,251	471,224
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (D)	394,771	399,026
Series 2021-A, Class APT2 1.070%, 01/15/2053 (D)	290,206	285,884
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (D)	413,472	435,028
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (D)	315,000	315,167
Store Master Funding I-VII and XIV Series 2019-1, Class A2 3.650%, 11/20/2049 (D)	288,679	309,905
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (D)	194,676	188,644
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (D)	669,000	668,465
TAL Advantage VII LLC Series 2020-1A, Class B 3.290%, 09/20/2045 (D)	447,500	453,393
TIF Funding II LLC Series 2021-1A, Class A 1.650%, 02/20/2046 (D)	303,467	296,866
Towd Point Mortgage Trust
Series 2015-1, Class A5 3.184%, 10/25/2053 (D)(J)	123,000	127,857
Series 2015-2, Class 1M2 3.384%, 11/25/2060 (D)(J)	175,000	181,693
Series 2015-6, Class M2 3.750%, 04/25/2055 (D)(J)	1,000,000	1,046,917
Series 2017-2, Class A1 2.750%, 04/25/2057 (D)(J)	23,532	23,816

25

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2018-1, Class A1 3.000%, 01/25/2058 (D)(J)	$83,424	$85,125
Series 2018-4, Class A1 3.000%, 06/25/2058 (D)(J)	295,616	306,402
Series 2018-5, Class A1A 3.250%, 07/25/2058 (D)(J)	41,323	42,004
Series 2018-6, Class A1A 3.750%, 03/25/2058 (D)(J)	298,373	305,442
Series 2019-1, Class A1 3.705%, 03/25/2058 (D)(J)	251,113	264,475
Series 2019-4, Class A1 2.900%, 10/25/2059 (D)(J)	285,640	295,831
Series 2020-4, Class A1 1.750%, 10/25/2060 (D)	303,447	307,230
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.560%, 11/25/2031 (D)	1,010,000	1,058,978
Series 2020-1A, Class A 1.350%, 05/25/2033 (D)	346,000	350,616
Tricon American Homes Trust Series 2020-SFR2, Class D 2.281%, 11/17/2039 (D)	500,000	491,538
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (D)	766,770	771,789
Series 2021-1A, Class A 1.860%, 03/20/2046 (D)	420,343	416,511
USQ Rail II LLC Series 2021-3, Class A 2.210%, 06/28/2051 (D)	494,125	498,426
Vantage Data Centers LLC
Series 2020-1A, Class A2 1.645%, 09/15/2045 (D)	438,000	436,669
Series 2020-2A, Class A2 1.992%, 09/15/2045 (D)	312,000	310,185
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (D)	534,241	536,681
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (D)	153,116	156,370
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (D)	385,035	388,256
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (D)	148,025	146,938
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (D)	507,000	515,267
TOTAL ASSET BACKED SECURITIES (Cost $47,991,105)		$48,730,169
COMMON STOCKS – 0.1%
Energy – 0.0%
Noble Corp. (C)(E)	378	10,229
Utilities – 0.1%
Algonquin Power & Utilities Corp.	8,150	394,589
Dominion Energy, Inc.	550	53,422
		448,011
TOTAL COMMON STOCKS (Cost $467,539)		$458,240
PREFERRED SECURITIES – 0.1%
Communication services – 0.0%
Telephone & Data Systems, Inc., 6.625%	7,625	202,749
Active Bond Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Consumer staples – 0.0%
Ocean Spray Cranberries, Inc., 6.250% (D)	2,216	$203,872
Financials – 0.0%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 5.910% (A)	414	10,449
Wells Fargo & Company, 7.500%	55	81,510
		91,959
Utilities – 0.1%
DTE Energy Company, 6.250%	669	33,624
NextEra Energy, Inc., 5.279%	4,350	221,676
NiSource, Inc., 7.750%	1,800	186,210
The Southern Company, 6.750%	831	42,389
		483,899
TOTAL PREFERRED SECURITIES (Cost $931,010)		$982,479
WARRANTS – 0.0%
Noble Corp. (Expiration Date: 2-5-28; Strike Price: $23.13) (C)	1,540	21,560
TOTAL WARRANTS (Cost $2,792)		$21,560
ESCROW CERTIFICATES – 0.0%
LSC Communications, Inc. (C)(D)	$420,000	1,260
TOTAL ESCROW CERTIFICATES (Cost $0)		$1,260
SHORT-TERM INVESTMENTS – 15.3%
Short-term funds – 13.2%
John Hancock Collateral Trust, 0.0303% (L)(M)	377,863	3,780,973
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (L)	93,059,055	93,059,055
		96,840,028
Repurchase agreement – 2.1%
Repurchase Agreement with State Street Corp. dated 9-30-21 at 0.000% to be repurchased at $14,858,000 on 10-1-21, collateralized by $15,168,800 U.S. Treasury Notes, 0.250% due 9-30-23 (valued at $15,155,178)	$14,858,000	14,858,000
TOTAL SHORT-TERM INVESTMENTS (Cost $111,698,137)		$111,698,028
Total Investments (Active Bond Trust) (Cost $790,396,720) – 111.5%		$816,721,376
Other assets and liabilities, net – (11.5%)		(84,126,930)
TOTAL NET ASSETS – 100.0%		$732,594,446
Currency Abbreviations
ARS	Argentine Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate

26

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $159,290,771 or 21.7% of the fund's net assets as of 9-30-21.
(E)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $3,685,231.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Non-income producing - Issuer is in default.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(L)	The rate shown is the annualized seven-day yield as of 9-30-21.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	49,713,214	$1,383,518,734
TOTAL INVESTMENT COMPANIES (Cost $994,866,026)		$1,383,518,734
Total Investments (American Asset Allocation Trust) (Cost $994,866,026) - 100.0%		$1,383,518,734
Other assets and liabilities, net - (0.0%)		(28,158)
TOTAL NET ASSETS - 100.0%		$1,383,490,576
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,670,022	$246,759,338
TOTAL INVESTMENT COMPANIES (Cost $161,551,497)		$246,759,338
Total Investments (American Global Growth Trust) (Cost $161,551,497) - 100.0%		$246,759,338
Other assets and liabilities, net - (0.0%)		(23,960)
TOTAL NET ASSETS - 100.0%		$246,735,378
American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	9,045,601	$1,073,893,767
TOTAL INVESTMENT COMPANIES (Cost $696,435,020)		$1,073,893,767
Total Investments (American Growth Trust) (Cost $696,435,020) - 100.0%		$1,073,893,767
Other assets and liabilities, net - (0.0%)		(28,713)
TOTAL NET ASSETS - 100.0%		$1,073,865,054
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	16,855,208	$1,055,304,565
TOTAL INVESTMENT COMPANIES (Cost $782,795,721)		$1,055,304,565
Total Investments (American Growth-Income Trust) (Cost $782,795,721) - 100.0%		$1,055,304,565
Other assets and liabilities, net - (0.0%)		(29,522)
TOTAL NET ASSETS - 100.0%		$1,055,275,043
American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	20,165,704	$487,203,409
TOTAL INVESTMENT COMPANIES (Cost $379,109,919)		$487,203,409
Total Investments (American International Trust) (Cost $379,109,919) - 100.0%		$487,203,409
Other assets and liabilities, net - (0.0%)		(23,013)
TOTAL NET ASSETS - 100.0%		$487,180,396
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.6%
Communication services – 27.0%
Entertainment – 5.7%
Netflix, Inc. (A)	82,302	$50,232,203
Roku, Inc. (A)	11,900	3,728,865
Sea, Ltd., ADR (A)	193,447	61,657,362
Spotify Technology SA (A)	34,773	7,835,748
The Walt Disney Company (A)	71,630	12,117,647
		135,571,825
Interactive media and services – 21.1%
Alphabet, Inc., Class A (A)	15,868	42,423,415
Alphabet, Inc., Class C (A)	69,346	184,828,587
Facebook, Inc., Class A (A)	533,183	180,956,978
Pinterest, Inc., Class A (A)	349,040	17,783,588
Snap, Inc., Class A (A)	715,299	52,839,137

27

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Tencent Holdings, Ltd.	417,500	$24,924,214
		503,755,919
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	45,009	5,750,350
		645,078,094
Consumer discretionary – 18.9%
Hotels, restaurants and leisure – 1.7%
Booking Holdings, Inc. (A)	5,837	13,856,279
Chipotle Mexican Grill, Inc. (A)	11,118	20,207,187
Starbucks Corp.	58,791	6,485,235
		40,548,701
Internet and direct marketing retail – 12.6%
Alibaba Group Holding, Ltd., ADR (A)	70,500	10,437,525
Amazon.com, Inc. (A)	79,917	262,530,542
Coupang, Inc. (A)	137,433	3,827,509
Delivery Hero SE (A)(B)	19,585	2,498,168
DoorDash, Inc., Class A (A)	108,269	22,301,249
		301,594,993
Multiline retail – 0.7%
Dollar General Corp.	76,250	16,175,675
Specialty retail – 2.3%
Carvana Company (A)	106,517	32,119,136
Ross Stores, Inc.	171,565	18,674,850
The TJX Companies, Inc.	61,068	4,029,267
		54,823,253
Textiles, apparel and luxury goods – 1.6%
Lululemon Athletica, Inc. (A)	50,001	20,235,405
NIKE, Inc., Class B	132,621	19,260,548
		39,495,953
		452,638,575
Financials – 2.8%
Capital markets – 2.3%
MSCI, Inc.	4,800	2,920,032
S&P Global, Inc.	38,424	16,325,973
The Charles Schwab Corp.	149,954	10,922,649
The Goldman Sachs Group, Inc.	67,880	25,660,676
		55,829,330
Insurance – 0.5%
Chubb, Ltd.	41,999	7,285,987
Marsh & McLennan Companies, Inc.	32,031	4,850,454
		12,136,441
		67,965,771
Health care – 10.1%
Biotechnology – 0.0%
Exact Sciences Corp. (A)	1,343	128,189
Health care equipment and supplies – 4.4%
Align Technology, Inc. (A)	7,347	4,888,914
Danaher Corp.	96,830	29,478,925
Dentsply Sirona, Inc.	103,001	5,979,208
Intuitive Surgical, Inc. (A)	41,205	40,963,951
Stryker Corp.	71,025	18,730,713
Teleflex, Inc.	16,336	6,151,321
		106,193,032
Health care providers and services – 2.9%
HCA Healthcare, Inc.	83,995	20,387,266
Humana, Inc.	18,208	7,085,643
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	103,962	$40,622,112
		68,095,021
Health care technology – 0.3%
Veeva Systems, Inc., Class A (A)	26,463	7,625,843
Life sciences tools and services – 0.6%
Thermo Fisher Scientific, Inc.	26,791	15,306,502
Pharmaceuticals – 1.9%
AstraZeneca PLC, ADR	97,503	5,856,030
Eli Lilly & Company	106,889	24,696,703
Zoetis, Inc.	70,782	13,741,617
		44,294,350
		241,642,937
Industrials – 1.9%
Commercial services and supplies – 0.4%
Cintas Corp.	8,142	3,099,334
Copart, Inc. (A)	46,356	6,430,504
		9,529,838
Industrial conglomerates – 0.8%
General Electric Company	74,870	7,713,856
Roper Technologies, Inc.	24,195	10,794,115
		18,507,971
Professional services – 0.7%
CoStar Group, Inc. (A)	124,941	10,752,422
Equifax, Inc.	13,810	3,499,730
TransUnion	31,400	3,526,534
		17,778,686
		45,816,495
Information technology – 38.6%
Electronic equipment, instruments and components – 0.2%
TE Connectivity, Ltd.	29,914	4,104,799
IT services – 12.6%
Affirm Holdings, Inc. (A)	111,049	13,229,267
Fidelity National Information Services, Inc.	43,343	5,273,976
Fiserv, Inc. (A)	179,577	19,484,105
Global Payments, Inc.	130,046	20,492,649
Mastercard, Inc., Class A	141,211	49,096,240
MongoDB, Inc. (A)	34,119	16,087,450
PayPal Holdings, Inc. (A)	209,757	54,580,869
Shopify, Inc., Class A (A)	12,918	17,513,966
Snowflake, Inc., Class A (A)	14,884	4,501,368
Square, Inc., Class A (A)	89,551	21,477,912
Toast, Inc., Class A (A)(C)	9,984	498,701
Twilio, Inc., Class A (A)	13,123	4,186,893
Visa, Inc., Class A	335,680	74,772,720
		301,196,116
Semiconductors and semiconductor equipment – 5.2%
Advanced Micro Devices, Inc. (A)	218,430	22,476,447
ASML Holding NV, NYRS	29,333	21,856,312
Marvell Technology, Inc.	165,586	9,986,492
Monolithic Power Systems, Inc.	15,844	7,679,270
NVIDIA Corp.	192,800	39,940,448
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	72,200	8,061,130
Texas Instruments, Inc.	70,520	13,554,649
		123,554,748
Software – 15.7%
Atlassian Corp. PLC, Class A (A)	31,885	12,480,427
Bill.com Holdings, Inc. (A)	32,925	8,789,329
Coupa Software, Inc. (A)	23,198	5,084,538
Crowdstrike Holdings, Inc., Class A (A)	11,573	2,844,412

28

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Datadog, Inc., Class A (A)	38,936	$5,503,604
DocuSign, Inc. (A)	51,239	13,190,456
Fortinet, Inc. (A)	49,400	14,426,776
Intuit, Inc.	94,065	50,749,008
Microsoft Corp.	538,255	151,744,850
Paycom Software, Inc. (A)	5,909	2,929,387
salesforce.com, Inc. (A)	25,893	7,022,699
ServiceNow, Inc. (A)	96,941	60,323,476
Synopsys, Inc. (A)	74,613	22,339,878
Zoom Video Communications, Inc., Class A (A)	70,702	18,488,573
		375,917,413
Technology hardware, storage and peripherals – 4.9%
Apple, Inc.	830,390	117,500,189
		922,273,265
Materials – 0.3%
Chemicals – 0.3%
Linde PLC	21,195	6,218,189
The Sherwin-Williams Company	6,186	1,730,410
		7,948,599
TOTAL COMMON STOCKS (Cost $1,298,706,170)		$2,383,363,736
SHORT-TERM INVESTMENTS – 0.4%
Short-term funds – 0.4%
John Hancock Collateral Trust, 0.0303% (D)(E)	50,376	504,073
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	500,011	500,011
T. Rowe Price Government Reserve Fund, 0.0295% (D)	9,540,076	9,540,076
TOTAL SHORT-TERM INVESTMENTS (Cost $10,544,170)		$10,544,160
Total Investments (Blue Chip Growth Trust) (Cost $1,309,250,340) – 100.0%		$2,393,907,896
Other assets and liabilities, net – (0.0%)		(1,078,288)
TOTAL NET ASSETS – 100.0%		$2,392,829,608
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $492,026.
(D)	The rate shown is the annualized seven-day yield as of 9-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.5%
Communication services – 17.1%
Entertainment – 3.9%
Netflix, Inc. (A)	36,116	$22,043,039
ROBLOX Corp., Class A (A)	51,729	3,908,126
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Sea, Ltd., ADR (A)	12,408	$3,954,802
		29,905,967
Interactive media and services – 13.2%
Alphabet, Inc., Class A (A)	8,764	23,430,729
Alphabet, Inc., Class C (A)	8,343	22,236,681
Facebook, Inc., Class A (A)	79,462	26,968,608
Match Group, Inc. (A)	65,571	10,293,991
Snap, Inc., Class A (A)	219,501	16,214,539
ZoomInfo Technologies, Inc., Class A (A)	24,171	1,479,023
		100,623,571
		130,529,538
Consumer discretionary – 26.1%
Automobiles – 5.5%
Tesla, Inc. (A)	54,388	42,176,806
Hotels, restaurants and leisure – 2.9%
Airbnb, Inc., Class A (A)	56,025	9,398,194
Chipotle Mexican Grill, Inc. (A)	5,539	10,067,243
Marriott International, Inc., Class A (A)	16,233	2,403,945
		21,869,382
Internet and direct marketing retail – 7.9%
Amazon.com, Inc. (A)	15,258	50,123,140
MercadoLibre, Inc. (A)	6,008	10,089,835
		60,212,975
Multiline retail – 1.4%
Target Corp.	46,440	10,624,079
Specialty retail – 2.8%
Carvana Company (A)	26,589	8,017,647
The Home Depot, Inc.	23,272	7,639,267
The TJX Companies, Inc.	92,217	6,084,478
		21,741,392
Textiles, apparel and luxury goods – 5.6%
Kering SA	12,889	9,154,548
Lululemon Athletica, Inc. (A)	23,704	9,593,009
LVMH Moet Hennessy Louis Vuitton SE	19,263	13,797,386
NIKE, Inc., Class B	73,734	10,708,389
		43,253,332
		199,877,966
Consumer staples – 3.0%
Food and staples retailing – 1.3%
Costco Wholesale Corp.	21,594	9,703,264
Personal products – 1.7%
The Estee Lauder Companies, Inc., Class A	44,334	13,297,097
		23,000,361
Financials – 1.6%
Capital markets – 1.6%
S&P Global, Inc.	14,396	6,116,716
The Goldman Sachs Group, Inc.	15,255	5,766,848
		11,883,564
Health care – 5.3%
Biotechnology – 0.4%
BioNTech SE, ADR (A)	10,950	2,989,241
Health care equipment and supplies – 2.5%
Danaher Corp.	29,701	9,042,172
DexCom, Inc. (A)	11,186	6,117,176

29

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (A)	4,188	$4,163,500
		19,322,848
Health care providers and services – 0.7%
UnitedHealth Group, Inc.	13,928	5,442,227
Pharmaceuticals – 1.7%
Eli Lilly & Company	55,711	12,872,027
		40,626,343
Industrials – 1.4%
Road and rail – 1.4%
Uber Technologies, Inc. (A)	245,772	11,010,586
Information technology – 45.0%
IT services – 18.1%
Adyen NV (A)(B)	5,576	15,586,936
Mastercard, Inc., Class A	36,324	12,629,128
Okta, Inc. (A)	18,341	4,353,053
PayPal Holdings, Inc. (A)	56,809	14,782,270
Shopify, Inc., Class A (A)	23,910	32,416,700
Snowflake, Inc., Class A (A)	17,804	5,384,464
Square, Inc., Class A (A)	79,375	19,037,300
Twilio, Inc., Class A (A)	39,803	12,699,147
Visa, Inc., Class A	95,174	21,200,009
		138,089,007
Semiconductors and semiconductor equipment – 5.9%
NVIDIA Corp.	164,681	34,115,316
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	97,335	10,867,453
		44,982,769
Software – 16.4%
Adobe, Inc. (A)	45,749	26,338,614
Atlassian Corp. PLC, Class A (A)	29,307	11,471,346
Crowdstrike Holdings, Inc., Class A (A)	49,335	12,125,556
DocuSign, Inc. (A)	31,711	8,163,363
HubSpot, Inc. (A)	6,046	4,087,640
Microsoft Corp.	123,420	34,794,566
salesforce.com, Inc. (A)	61,531	16,688,438
The Trade Desk, Inc., Class A (A)	93,718	6,588,375
Workday, Inc., Class A (A)	20,004	4,998,800
		125,256,698
Technology hardware, storage and peripherals – 4.6%
Apple, Inc.	249,308	35,277,082
		343,605,556
TOTAL COMMON STOCKS (Cost $495,589,897)		$760,533,914
SHORT-TERM INVESTMENTS – 0.4%
Short-term funds – 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	2,795,704	2,795,704
TOTAL SHORT-TERM INVESTMENTS (Cost $2,795,704)		$2,795,704
Total Investments (Capital Appreciation Trust) (Cost $498,385,601) – 99.9%		$763,329,618
Other assets and liabilities, net – 0.1%		954,569
TOTAL NET ASSETS – 100.0%		$764,284,187
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
Capital Appreciation Trust (continued)
(C)	The rate shown is the annualized seven-day yield as of 9-30-21.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 71.0%
Communication services – 6.1%
Interactive media and services – 6.1%
Alphabet, Inc., Class A (A)(B)	3,601	$9,627,346
Alphabet, Inc., Class C (A)(B)	5,571	14,848,442
Facebook, Inc., Class A (B)	12,691	4,307,198
		28,782,986
Consumer discretionary – 10.6%
Hotels, restaurants and leisure – 5.1%
Hilton Worldwide Holdings, Inc. (A)(B)	28,307	3,739,638
Marriott International, Inc., Class A (A)(B)	24,478	3,624,947
McDonald's Corp. (A)	7,116	1,715,739
Yum! Brands, Inc.	122,689	15,006,092
		24,086,416
Internet and direct marketing retail – 5.5%
Amazon.com, Inc. (A)(B)	7,944	26,096,358
Specialty retail – 0.0%
Ross Stores, Inc. (A)	1,800	195,930
		50,378,704
Consumer staples – 2.0%
Beverages – 1.9%
Keurig Dr. Pepper, Inc.	183,397	6,264,842
PepsiCo, Inc.	8,000	1,203,280
The Coca-Cola Company (A)	27,100	1,421,937
		8,890,059
Food products – 0.1%
Mondelez International, Inc., Class A	7,800	453,804
		9,343,863
Financials – 10.4%
Banks – 6.3%
Bank of America Corp. (A)	253,837	10,775,381
The PNC Financial Services Group, Inc.	98,701	19,309,864
		30,085,245
Capital markets – 1.4%
CME Group, Inc.	3,800	734,844
Intercontinental Exchange, Inc.	50,766	5,828,952
		6,563,796
Insurance – 2.7%
Marsh & McLennan Companies, Inc. (A)	84,641	12,817,187
		49,466,228
Health care – 13.6%
Health care equipment and supplies – 3.7%
Becton, Dickinson and Company	18,802	4,621,908
Danaher Corp. (A)	35,263	10,735,468
Hologic, Inc. (B)	25,392	1,874,184
Medtronic PLC (A)	3,800	476,330
		17,707,890
Health care providers and services – 5.4%
Humana, Inc.	29,619	11,526,234
UnitedHealth Group, Inc.	36,069	14,093,601
		25,619,835
Life sciences tools and services – 4.5%
PerkinElmer, Inc.	37,066	6,423,167
Thermo Fisher Scientific, Inc.	25,744	14,708,320
		21,131,487
		64,459,212

30

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 7.2%
Aerospace and defense – 0.4%
Lockheed Martin Corp.	2,700	$931,770
Northrop Grumman Corp. (A)	3,000	1,080,450
		2,012,220
Commercial services and supplies – 1.1%
Waste Connections, Inc.	36,611	4,610,423
Waste Management, Inc. (A)	3,900	582,504
		5,192,927
Industrial conglomerates – 5.0%
General Electric Company	208,630	21,495,149
Roper Technologies, Inc.	4,390	1,958,511
		23,453,660
Machinery – 0.7%
Ingersoll Rand, Inc. (B)	63,483	3,200,178
		33,858,985
Information technology – 14.0%
Communications equipment – 0.4%
Cisco Systems, Inc.	29,700	1,616,571
Electronic equipment, instruments and components – 1.0%
TE Connectivity, Ltd.	27,141	3,724,288
Teledyne Technologies, Inc. (B)	2,293	985,027
		4,709,315
IT services – 3.7%
Fiserv, Inc. (A)(B)	30,995	3,362,958
FleetCor Technologies, Inc. (B)	17,282	4,515,268
Global Payments, Inc. (A)	9,706	1,529,471
Visa, Inc., Class A (A)	37,100	8,264,025
		17,671,722
Semiconductors and semiconductor equipment – 0.2%
NXP Semiconductors NV	4,500	881,415
Software – 8.7%
Microsoft Corp. (A)	119,296	33,631,914
salesforce.com, Inc. (B)	28,470	7,721,633
		41,353,547
		66,232,570
Real estate – 0.1%
Equity real estate investment trusts – 0.1%
American Tower Corp.	2,568	681,573
Utilities – 7.0%
Electric utilities – 2.2%
American Electric Power Company, Inc.	46,325	3,760,664
Duke Energy Corp.	132	12,882
Exelon Corp.	133,838	6,469,729
		10,243,275
Multi-utilities – 4.8%
Ameren Corp.	94,550	7,658,550
CMS Energy Corp.	69,327	4,140,902
NiSource, Inc.	148,556	3,599,512
Public Service Enterprise Group, Inc.	120,176	7,318,718
		22,717,682
		32,960,957
TOTAL COMMON STOCKS (Cost $261,620,873)		$336,165,078
PREFERRED SECURITIES – 1.0%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	1,000	25,410
Utilities – 1.0%
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Electric utilities – 0.3%
Alabama Power Company, 5.000%	1,995	$52,089
American Electric Power Company, Inc., 6.125%	12,402	591,203
Duke Energy Corp., 5.625%	1,450	38,831
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	25,592	634,682
		1,316,805
Multi-utilities – 0.7%
CMS Energy Corp., 5.875%	34,983	938,244
CMS Energy Corp., 5.875%	43,630	1,178,446
DTE Energy Company, 5.250%	6,023	155,574
NiSource, Inc., 7.750%	7,708	797,393
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	17,490	479,926
		3,549,583
		4,866,388
TOTAL PREFERRED SECURITIES (Cost $4,692,382)		$4,891,798
CORPORATE BONDS - 7.2%
Communication services - 2.8%
Altice France Holding SA 10.500%, 05/15/2027 (C)	$450,000	492,120
CCO Holdings LLC
4.000%, 03/01/2023 (C)	416,000	417,947
5.000%, 02/01/2028 (C)	2,095,000	2,186,971
5.125%, 05/01/2027 (C)	1,491,000	1,552,593
Netflix, Inc.
4.375%, 11/15/2026	1,260,000	1,408,050
4.875%, 04/15/2028	1,790,000	2,062,975
4.875%, 06/15/2030 (C)	40,000	47,100
5.500%, 02/15/2022	45,000	45,729
5.875%, 02/15/2025 to 11/15/2028	2,810,000	3,408,678
6.375%, 05/15/2029	1,165,000	1,473,725
Photo Holdings Merger Sub, Inc. 8.500%, 10/01/2026 (C)	286,000	309,238
Sirius XM Radio, Inc. 5.000%, 08/01/2027 (C)	155,000	161,975
		13,567,101
Consumer discretionary - 2.0%
Cedar Fair LP
5.250%, 07/15/2029	384,000	393,600
5.375%, 06/01/2024 to 04/15/2027	1,491,000	1,516,962
5.500%, 05/01/2025 (C)	185,000	192,169
6.500%, 10/01/2028	345,000	370,137
Clarios Global LP
6.250%, 05/15/2026 (C)	207,000	217,485
6.750%, 05/15/2025 (C)	97,000	102,335
8.500%, 05/15/2027 (C)	100,000	106,375
Hilton Domestic Operating Company, Inc. 5.375%, 05/01/2025 (C)	30,000	31,350
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (C)	1,657,000	1,729,925
Life Time, Inc. 5.750%, 01/15/2026 (C)	365,000	377,775
Marriott International, Inc. 3.125%, 06/15/2026	120,000	128,356
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (C)	1,230,000	1,241,531
5.500%, 04/15/2027 (C)	681,000	703,133

31

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (C)	$494,000	$526,110
Yum! Brands, Inc.
3.875%, 11/01/2023	440,000	460,350
4.750%, 01/15/2030 (C)	2,000	2,168
5.350%, 11/01/2043	579,000	636,900
6.875%, 11/15/2037	367,000	471,779
7.750%, 04/01/2025 (C)	90,000	96,230
		9,304,670
Financials - 0.8%
Acrisure LLC 7.000%, 11/15/2025 (C)	775,000	789,177
Alliant Holdings Intermediate LLC 6.750%, 10/15/2027 (C)	125,000	129,375
AmWINS Group, Inc. 4.875%, 06/30/2029 (C)	85,000	86,194
HUB International, Ltd. 7.000%, 05/01/2026 (C)	1,530,000	1,581,638
State Street Corp. (3 month LIBOR + 3.597%) 3.713%, 12/15/2021 (D)(E)	145,000	145,696
The Bank of New York Mellon Corp. (3 month LIBOR + 3.420%) 3.542%, 12/20/2021 (D)(E)	450,000	452,286
USI, Inc. 6.875%, 05/01/2025 (C)	679,000	691,032
		3,875,398
Health care - 0.3%
Avantor Funding, Inc. 4.625%, 07/15/2028 (C)	180,000	189,450
Hadrian Merger Sub, Inc. 8.500%, 05/01/2026 (C)	352,000	364,760
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (C)	235,000	253,800
Teleflex, Inc. 4.625%, 11/15/2027	285,000	297,113
Tenet Healthcare Corp. 4.625%, 09/01/2024 (C)	150,000	153,375
		1,258,498
Industrials - 1.0%
Delta Air Lines, Inc.
4.500%, 10/20/2025 (C)	700,000	749,000
4.750%, 10/20/2028 (C)	390,000	434,850
General Electric Company (3 month LIBOR + 3.330%) 3.446%, 12/15/2021 (D)(E)	1,742,000	1,704,983
Korn Ferry 4.625%, 12/15/2027 (C)	90,000	93,375
Lennox International, Inc. 3.000%, 11/15/2023	90,000	94,052
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (C)	280,000	304,478
Sensata Technologies BV
4.875%, 10/15/2023 (C)	110,000	117,013
5.000%, 10/01/2025 (C)	325,000	357,906
5.625%, 11/01/2024 (C)	90,000	99,611
United Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	151,563	159,113
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	90,374	92,484
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	$12,418	$12,408
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	136,333	138,560
US Airways 2013-1 Class B Pass Through Trust 5.375%, 11/15/2021	48,595	48,566
Welbilt, Inc. 9.500%, 02/15/2024	362,000	372,064
Xylem, Inc. 4.875%, 10/01/2021	60,000	60,000
		4,838,463
Information technology - 0.1%
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (C)	240,000	240,000
4.875%, 07/01/2029 (C)	80,000	80,156
		320,156
Real estate - 0.1%
SBA Communications Corp.
3.875%, 02/15/2027	195,000	202,069
4.875%, 09/01/2024	335,000	340,603
		542,672
Utilities - 0.1%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (D)	575,000	606,625
TOTAL CORPORATE BONDS (Cost $31,864,041)		$34,313,583
TERM LOANS (F) – 8.6%
Communication services – 0.2%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	895,000	891,644
Eagle Broadband Investments LLC, Term Loan (3 month LIBOR + 3.000%) 3.750%, 11/12/2027	129,025	129,025
		1,020,669
Consumer discretionary – 0.5%
Four Seasons Hotels, Ltd., New 1st Lien Term Loan (1 month LIBOR + 2.000%) 2.087%, 11/30/2023	516,860	514,922
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan (3 month LIBOR + 3.250%) 4.250%, 12/15/2027	531,361	532,025
IRB Holding Corp., 2020 Term Loan B (3 and 6 month LIBOR + 2.750%) 3.750%, 02/05/2025	323,967	323,394
Life Time, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%) 5.750%, 12/16/2024	467,832	471,051
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B (1 month LIBOR + 3.000%) 3.500%, 08/25/2028	483,017	480,906
Woof Holdings, Inc., 1st Lien Term Loan (3 month LIBOR + 3.750%) 4.500%, 12/21/2027	199,000	199,125
		2,521,423

32

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F)(continued)
Consumer staples – 0.3%
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%) 4.500%, 10/01/2026	$1,289,958	$1,293,183
Financials – 3.3%
Acrisure LLC, 2021 Incremental Term Loan B (3 month LIBOR + 3.750%) 3.882%, 02/15/2027	250,000	248,855
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%) 3.334%, 05/09/2025	855,278	848,864
Alliant Holdings Intermediate LLC, 2020 Term Loan B3 (1 month LIBOR + 3.750%) 4.250%, 11/05/2027	713,527	713,727
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%) 3.334%, 05/09/2025	407,001	403,672
Howden Group Holdings, Ltd., 2021 Term Loan B TBD 11/12/2027 (G)	530,000	529,009
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%) 2.875%, 04/25/2025	7,048,899	6,977,705
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%) 4.000%, 04/25/2025	2,617,138	2,617,138
Hyperion Refinance Sarl, 2020 Incremental Term Loan B (1 month LIBOR + 3.750%) 4.750%, 11/12/2027	470,984	470,396
Ryan Specialty Group LLC, Term Loan (1 month LIBOR + 3.000%) 3.750%, 09/01/2027	267,449	267,182
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%) 3.132%, 05/16/2024	1,791,497	1,778,383
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 3.250%) 3.382%, 12/02/2026	823,891	817,967
		15,672,898
Health care – 1.6%
ADMI Corp., 2021 Incremental Term Loan B3 (1 month LIBOR + 3.500%) 4.000%, 12/23/2027	1,040,000	1,038,700
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 3.125%) 3.625%, 12/23/2027	587,050	581,913
Avantor Funding, Inc. 2021 Term Loan B4 (1 month LIBOR + 2.000%) 2.500%, 11/21/2024	84,788	84,639
CPI Holdco LLC, 2021 Term Loan (1 month LIBOR + 3.750%) 3.834%, 11/04/2026	202,707	202,581
Dino Grandparent, Inc., 2019 Term Loan A3 (1 month LIBOR + 2.250%) 2.334%, 02/20/2023	850,000	841,500
Heartland Dental LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.500%) 3.585%, 04/30/2025	1,616,995	1,602,264
Capital Appreciation Value Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (F)(continued)
Health care (continued)
Heartland Dental LLC, 2021 Incremental Term Loan (1 month LIBOR + 4.000%) 4.085%, 04/30/2025		$149,625	$149,176
Loire Finco Luxembourg Sarl, Term Loan (1 month LIBOR + 3.250%) 3.334%, 04/21/2027		1,150,510	1,126,062
Medline Industries, Inc., USD Term Loan B TBD 09/20/2028 (G)		1,075,000	1,069,625
Pacific Dental Services, Inc., 2021 Term Loan (1 month LIBOR + 3.500%) 4.250%, 05/05/2028		144,638	144,938
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%) 2.834%, 02/14/2025		83,913	83,022
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%) 3.334%, 02/14/2025		198,595	197,602
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month LIBOR + 3.500%) 4.250%, 02/14/2025		441,224	441,087
			7,563,109
Industrials – 1.3%
Camelot US Acquisition LLC, 2020 Incremental Term Loan B (1 month LIBOR + 3.000%) 4.000%, 10/30/2026		947,838	949,913
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%) 4.000%, 06/02/2028		830,000	828,963
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%) 3.084%, 03/29/2025		277,564	276,004
Filtration Group Corp., 2018 EUR Term Loan (3 month EURIBOR + 3.500%) 3.500%, 03/29/2025	EUR	516,623	596,934
Filtration Group Corp., 2020 Incremental Term Loan (1 month LIBOR + 3.750%) 4.500%, 03/29/2025		$89,100	89,234
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/21/2027		1,765,000	1,874,218
SkyMiles IP, Ltd., 2020 SkyMiles Term Loan B (3 month LIBOR + 3.750%) 4.750%, 10/20/2027		865,000	919,443
TK Elevator U.S. Newco, Inc., Term Loan B (3 month LIBOR + 3.500%) 4.000%, 07/29/2027		267,310	267,682
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%) 2.584%, 10/23/2025		200,000	199,334
			6,001,725
Information technology – 1.4%
Applied Systems, Inc., 2017 1st Lien Term Loan (Prime rate + 2.250% and 3 month LIBOR + 3.250%) 3.774%, 09/19/2024		932,581	932,236

33

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F)(continued)
Information technology (continued)
Applied Systems, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 5.500%) 6.250%, 09/19/2025	$164,028	$165,990
Ascend Learning LLC, 2017 Term Loan B (1 month LIBOR + 3.000%) 4.000%, 07/12/2024	104,342	104,249
Azalea TopCo, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%) 4.500%, 07/24/2026	24,938	24,969
Azalea TopCo, Inc., Term Loan (3 month LIBOR + 3.500%) 3.628%, 07/24/2026	910,836	904,579
Celestial Saturn Parent, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 7.000%, 06/04/2029	80,000	81,600
Project Boost Purchaser LLC, 2021 Incremental Term Loan (1 month LIBOR + 3.500%) 4.000%, 05/30/2026	174,563	174,468
RealPage, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%) 3.750%, 04/24/2028	1,290,000	1,285,562
RealPage, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 7.250%, 04/22/2029	75,000	76,500
UKG, Inc., 2021 Incremental Term Loan (3 month LIBOR + 3.250%) 4.000%, 05/04/2026	2,579,787	2,583,219
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.834%, 05/04/2026	161,700	161,930
		6,495,302
Materials – 0.0%
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 2.087%, 10/20/2024	126,333	126,381
TOTAL TERM LOANS (Cost $40,543,297)		$40,694,690
ASSET BACKED SECURITIES - 0.3%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (C)	501,800	538,630
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	476,525	493,380
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	211,775	227,558
TOTAL ASSET BACKED SECURITIES (Cost $1,185,417)		$1,259,568
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 14.1%
Short-term funds – 13.5%
T. Rowe Price Government Reserve Fund, 0.0295% (H)	64,111,549	$64,111,549
Repurchase agreement – 0.6%
Repurchase Agreement with State Street Corp. dated 9-30-21 at 0.000% to be repurchased at $2,683,000 on 10-1-21, collateralized by $2,739,200 U.S. Treasury Notes, 0.250% due 9-30-23 (valued at $2,736,740)	$2,683,000	2,683,000
TOTAL SHORT-TERM INVESTMENTS (Cost $66,794,549)		$66,794,549
Total Investments (Capital Appreciation Value Trust) (Cost $406,700,559) – 102.2%		$484,119,266
Other assets and liabilities, net – (2.2%)		(10,314,395)
TOTAL NET ASSETS – 100.0%		$473,804,871
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	The rate shown is the annualized seven-day yield as of 9-30-21.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Alphabet, Inc., Class A	USD	1,960.00	Sep 2022	1	100	$18,442	$(79,286)
GSI	Alphabet, Inc., Class A	USD	1,960.00	Sep 2022	1	100	24,090	(79,286)
GSI	Alphabet, Inc., Class A	USD	1,980.00	Sep 2022	1	100	17,800	(77,615)
34

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
GSI	Alphabet, Inc., Class A	USD	2,000.00	Sep 2022	1	100	$17,130	$(75,957)
GSI	Alphabet, Inc., Class A	USD	2,100.00	Sep 2022	1	100	14,073	(67,888)
SFG	Alphabet, Inc., Class A	USD	2,450.00	Sep 2022	1	100	26,747	(43,075)
GSI	Alphabet, Inc., Class A	USD	3,200.00	Jan 2023	1	100	18,097	(16,733)
GSI	Alphabet, Inc., Class A	USD	3,300.00	Jan 2023	1	100	15,497	(14,355)
GSI	Alphabet, Inc., Class A	USD	3,400.00	Jan 2023	1	100	13,047	(12,307)
GSI	Alphabet, Inc., Class A	USD	3,500.00	Jan 2023	1	100	11,097	(10,552)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2022	5	500	50,362	(459,292)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2022	5	500	47,406	(449,562)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2022	4	400	35,760	(351,877)
GSI	Alphabet, Inc., Class C	USD	1,980.00	Jun 2022	1	100	21,210	(74,692)
GSI	Alphabet, Inc., Class C	USD	2,000.00	Jun 2022	1	100	20,353	(72,958)
GSI	Alphabet, Inc., Class C	USD	2,100.00	Jun 2022	1	100	16,634	(64,489)
SFG	Alphabet, Inc., Class C	USD	2,550.00	Jun 2022	1	100	22,096	(32,120)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	1	100	33,115	(3,393)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	1	100	34,542	(3,393)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	30,277	(2,357)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	38,338	(2,357)
RBC	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	23,997	(2,357)
CITI	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	27,327	(1,661)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	27,686	(1,661)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	35,706	(1,661)
RBC	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	21,797	(1,661)
CITI	Amazon.com, Inc.	USD	4,100.00	Jan 2022	1	100	25,167	(1,198)
RBC	Amazon.com, Inc.	USD	4,100.00	Jan 2022	1	100	19,697	(1,198)
CITI	Amazon.com, Inc.	USD	4,200.00	Jan 2022	1	100	23,127	(886)
RBC	Amazon.com, Inc.	USD	4,200.00	Jan 2022	1	100	17,827	(886)
CITI	Amazon.com, Inc.	USD	4,300.00	Jan 2022	2	200	42,614	(1,320)
CITI	Ameren Corp.	USD	90.00	Dec 2021	21	2,100	3,760	(477)
CITI	Ameren Corp.	USD	95.00	Dec 2021	21	2,100	1,642	(70)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	63	6,300	22,934	(3,567)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	11	1,100	3,946	(623)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	7	700	2,418	(396)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	63	6,300	13,893	(1,082)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	22	2,200	4,975	(378)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	14	1,400	2,930	(240)
JPM	American Electric Power Company, Inc.	USD	97.50	Jan 2022	30	3,000	2,930	(284)
JPM	American Electric Power Company, Inc.	USD	100.00	Jan 2022	30	3,000	1,813	(161)
CITI	American Tower Corp.	USD	210.00	Jan 2022	6	600	14,982	(34,254)
CITI	American Tower Corp.	USD	220.00	Jan 2022	6	600	11,982	(28,683)
CITI	American Tower Corp.	USD	230.00	Jan 2022	7	700	11,039	(27,227)
CITI	American Tower Corp.	USD	230.00	Jan 2022	2	200	4,641	(7,779)
CITI	American Tower Corp.	USD	240.00	Jan 2022	2	200	3,811	(6,111)
CITI	American Tower Corp.	USD	250.00	Jan 2022	2	200	3,041	(4,600)
CSFB	Bank of America Corp.	USD	30.00	Jan 2022	250	25,000	52,500	(319,087)
SFG	Bank of America Corp.	USD	30.00	Jan 2022	413	41,300	106,141	(527,132)
CSFB	Bank of America Corp.	USD	32.00	Jan 2022	129	12,900	31,631	(140,133)
CSFB	Bank of America Corp.	USD	35.00	Jan 2022	259	25,900	40,559	(210,371)
RBC	Bank of America Corp.	USD	37.00	Jan 2022	190	19,000	52,947	(121,875)
CSFB	Bank of America Corp.	USD	40.00	Jan 2022	39	3,900	13,323	(16,160)
CSFB	Bank of America Corp.	USD	45.00	Jan 2022	38	3,800	7,138	(5,694)
CSFB	Bank of America Corp.	USD	45.00	Jan 2023	423	42,300	136,206	(173,485)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	48	4,800	22,416	(46,929)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	25	2,500	11,425	(24,442)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	26	2,600	11,102	(25,420)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	48	4,800	17,136	(36,362)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	25	2,500	8,675	(18,938)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	26	2,600	8,502	(19,696)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	48	4,800	12,816	(26,653)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	25	2,500	6,550	(13,882)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	26	2,600	6,292	(14,437)
JPM	CME Group, Inc.	USD	220.00	Jan 2022	19	1,900	20,869	(2,864)
JPM	CME Group, Inc.	USD	230.00	Jan 2022	19	1,900	16,115	(1,305)
CSFB	Danaher Corp.	USD	250.00	Jan 2022	40	4,000	76,280	(234,358)
35

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CSFB	Danaher Corp.	USD	270.00	Jan 2022	4	400	$6,485	$(16,507)
CSFB	Danaher Corp.	USD	280.00	Jan 2022	4	400	5,280	(13,354)
CSFB	Danaher Corp.	USD	280.00	Jan 2022	6	600	7,557	(20,032)
CSFB	Danaher Corp.	USD	290.00	Jan 2022	6	600	5,707	(15,738)
JPM	Danaher Corp.	USD	300.00	Jan 2022	22	2,200	21,785	(43,873)
JPM	Danaher Corp.	USD	300.00	Jan 2022	22	2,200	25,115	(43,873)
CITI	Exelon Corp.	USD	40.00	Jan 2022	16	1,600	7,712	(13,772)
CITI	Exelon Corp.	USD	40.00	Jan 2022	5	500	2,092	(4,304)
CITI	Exelon Corp.	USD	43.00	Jan 2022	16	1,600	5,312	(9,527)
CITI	Exelon Corp.	USD	43.00	Jan 2022	5	500	1,420	(2,977)
CITI	Exelon Corp.	USD	45.00	Jan 2022	16	1,600	3,984	(6,988)
CITI	Exelon Corp.	USD	45.00	Jan 2022	5	500	1,040	(2,184)
CITI	Exelon Corp.	USD	47.00	Jan 2022	95	9,500	16,161	(28,434)
CITI	Exelon Corp.	USD	47.00	Jan 2022	30	3,000	4,823	(8,979)
CITI	Exelon Corp.	USD	50.00	Jan 2022	30	3,000	2,341	(4,288)
JPM	Facebook, Inc., Class A	USD	340.00	Jan 2022	12	1,200	30,925	(27,440)
JPM	Facebook, Inc., Class A	USD	345.00	Jan 2022	12	1,200	28,983	(24,364)
JPM	Facebook, Inc., Class A	USD	380.00	Jan 2022	4	400	7,756	(3,066)
JPM	Facebook, Inc., Class A	USD	400.00	Jan 2022	50	5,000	107,635	(20,666)
JPM	Facebook, Inc., Class A	USD	400.00	Jan 2022	35	3,500	43,552	(14,466)
JPM	Facebook, Inc., Class A	USD	345.00	Sep 2022	6	600	23,363	(24,480)
JPM	Facebook, Inc., Class A	USD	360.00	Sep 2022	6	600	20,104	(20,384)
GSI	Fiserv, Inc.	USD	130.00	Jan 2022	13	1,300	6,634	(1,187)
GSI	Fiserv, Inc.	USD	135.00	Jan 2022	13	1,300	4,869	(776)
JPM	FleetCor Technologies, Inc.	USD	300.00	Jan 2022	5	500	9,985	(1,630)
JPM	FleetCor Technologies, Inc.	USD	310.00	Jan 2022	3	300	4,791	(565)
JPM	General Electric Company	USD	96.00	Jan 2022	20	2,000	24,437	(23,435)
JPM	General Electric Company	USD	96.00	Jan 2022	20	2,000	25,825	(23,435)
JPM	General Electric Company	USD	120.00	Jan 2022	20	2,000	13,309	(4,263)
JPM	General Electric Company	USD	120.00	Jan 2022	20	2,000	13,361	(4,263)
SFG	General Electric Company	USD	120.00	Jan 2022	80	8,000	69,324	(17,052)
GSI	Global Payments, Inc.	USD	230.00	Jan 2022	9	900	5,500	(247)
GSI	Global Payments, Inc.	USD	240.00	Jan 2022	9	900	4,445	(167)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	8	800	8,222	(11,017)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	4	400	3,927	(5,508)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	5	500	5,015	(6,886)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	8	800	6,917	(8,508)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	4	400	3,288	(4,254)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	5	500	4,196	(5,317)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	12	1,200	17,773	(12,761)
CITI	Hilton Worldwide Holdings, Inc.	USD	135.00	Jan 2022	12	1,200	15,717	(9,528)
GSI	Hilton Worldwide Holdings, Inc.	USD	135.00	Jan 2022	38	3,800	53,311	(30,172)
GSI	Hilton Worldwide Holdings, Inc.	USD	140.00	Jan 2022	38	3,800	45,916	(21,828)
JPM	Intercontinental Exchange, Inc.	USD	125.00	Jan 2022	15	1,500	4,761	(2,110)
JPM	Intercontinental Exchange, Inc.	USD	130.00	Jan 2022	16	1,600	9,747	(940)
JPM	Intercontinental Exchange, Inc.	USD	130.00	Jan 2022	16	1,600	3,208	(940)
JPM	Intercontinental Exchange, Inc.	USD	135.00	Jan 2022	16	1,600	7,294	(339)
SFG	Keurig Dr. Pepper, Inc.	USD	32.00	Dec 2021	95	9,500	20,710	(26,098)
JPM	Lockheed Martin Corp.	USD	340.00	Jan 2022	9	900	28,233	(16,601)
JPM	Lockheed Martin Corp.	USD	360.00	Jan 2022	9	900	20,583	(8,026)
JPM	Lockheed Martin Corp.	USD	375.00	Jan 2022	9	900	15,993	(4,233)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	15	1,500	18,440	(18,071)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	2	200	2,376	(2,409)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	8	800	10,193	(9,638)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	15	1,500	16,180	(14,136)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	2	200	2,097	(1,885)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	8	800	8,956	(7,539)
CSFB	Marriott International, Inc., Class A	USD	155.00	Jan 2022	13	1,300	14,757	(9,379)
CSFB	Marriott International, Inc., Class A	USD	160.00	Jan 2022	13	1,300	12,430	(7,033)
CSFB	Marriott International, Inc., Class A	USD	165.00	Jan 2022	9	900	15,242	(3,581)
CSFB	Marriott International, Inc., Class A	USD	170.00	Jan 2022	9	900	13,778	(2,588)
GSI	Marsh & McLennan Companies, Inc.	USD	150.00	Oct 2021	25	2,500	4,440	(7,571)
GSI	Marsh & McLennan Companies, Inc.	USD	155.00	Oct 2021	25	2,500	2,408	(2,519)
CITI	McDonald's Corp.	USD	210.00	Jan 2022	8	800	15,192	(26,770)
36

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
RBC	McDonald's Corp.	USD	210.00	Jan 2022	6	600	$10,902	$(20,077)
CITI	McDonald's Corp.	USD	220.00	Jan 2022	8	800	11,416	(19,754)
RBC	McDonald's Corp.	USD	220.00	Jan 2022	7	700	9,709	(17,285)
CITI	McDonald's Corp.	USD	230.00	Jan 2022	8	800	8,456	(13,443)
RBC	McDonald's Corp.	USD	230.00	Jan 2022	6	600	6,132	(10,082)
GSI	McDonald's Corp.	USD	260.00	Jan 2023	6	600	8,262	(7,685)
GSI	McDonald's Corp.	USD	260.00	Jan 2023	8	800	10,364	(10,246)
GSI	McDonald's Corp.	USD	270.00	Jan 2023	6	600	6,102	(5,765)
GSI	McDonald's Corp.	USD	270.00	Jan 2023	8	800	7,912	(7,687)
CSFB	Medtronic PLC	USD	115.00	Jan 2022	13	1,300	15,756	(17,538)
CSFB	Medtronic PLC	USD	125.00	Jan 2022	13	1,300	9,711	(8,711)
CSFB	Medtronic PLC	USD	130.00	Jan 2022	12	1,200	6,684	(5,127)
SFG	Microsoft Corp.	USD	250.00	Jan 2022	21	2,100	27,447	(81,109)
SFG	Microsoft Corp.	USD	255.00	Jan 2022	21	2,100	24,717	(72,573)
SFG	Microsoft Corp.	USD	260.00	Jan 2022	21	2,100	22,197	(64,374)
SFG	Microsoft Corp.	USD	265.00	Jan 2022	16	1,600	23,712	(43,114)
BOA	Microsoft Corp.	USD	270.00	Jan 2022	9	900	12,085	(21,112)
SFG	Microsoft Corp.	USD	270.00	Jan 2022	17	1,700	22,559	(39,878)
BOA	Microsoft Corp.	USD	275.00	Jan 2022	9	900	10,565	(18,194)
SFG	Microsoft Corp.	USD	275.00	Jan 2022	16	1,600	19,472	(32,345)
BOA	Microsoft Corp.	USD	280.00	Jan 2022	9	900	9,182	(15,516)
CITI	Microsoft Corp.	USD	280.00	Jan 2022	65	6,500	133,380	(112,059)
SFG	Microsoft Corp.	USD	300.00	Jan 2023	31	3,100	56,637	(82,393)
SFG	Microsoft Corp.	USD	300.00	Jan 2023	32	3,200	60,224	(85,050)
SFG	Microsoft Corp.	USD	320.00	Jan 2023	11	1,100	19,554	(20,851)
SFG	Microsoft Corp.	USD	320.00	Jan 2023	10	1,000	19,093	(18,955)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	8	800	11,752	(12,666)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	7	700	10,343	(11,083)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	6	600	10,666	(9,500)
SFG	Microsoft Corp.	USD	330.00	Jan 2023	11	1,100	16,639	(17,416)
SFG	Microsoft Corp.	USD	330.00	Jan 2023	10	1,000	16,190	(15,833)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	8	800	9,933	(10,549)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	7	700	8,727	(9,231)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	6	600	9,046	(7,912)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	15	1,500	30,384	(19,780)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	7	700	14,213	(9,231)
SFG	Microsoft Corp.	USD	340.00	Jan 2023	11	1,100	14,179	(14,505)
SFG	Microsoft Corp.	USD	340.00	Jan 2023	10	1,000	13,686	(13,187)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	8	800	8,353	(8,775)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	7	700	7,388	(7,678)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	6	600	7,637	(6,581)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	15	1,500	25,849	(16,453)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	7	700	12,179	(7,678)
JPM	Microsoft Corp.	USD	350.00	Jan 2023	22	2,200	33,594	(24,131)
SFG	Microsoft Corp.	USD	350.00	Jan 2023	11	1,100	11,924	(12,066)
SFG	Microsoft Corp.	USD	350.00	Jan 2023	10	1,000	11,583	(10,969)
JPM	Microsoft Corp.	USD	355.00	Jan 2023	21	2,100	29,127	(21,009)
CITI	Microsoft Corp.	USD	360.00	Jan 2023	15	1,500	21,905	(13,691)
CITI	Microsoft Corp.	USD	360.00	Jan 2023	7	700	10,368	(6,389)
JPM	Microsoft Corp.	USD	360.00	Jan 2023	22	2,200	27,654	(20,081)
CITI	Mondelez International, Inc., Class A	USD	57.50	Jan 2022	26	2,600	12,272	(7,443)
CITI	Mondelez International, Inc., Class A	USD	60.00	Jan 2022	26	2,600	9,152	(4,059)
CITI	Mondelez International, Inc., Class A	USD	62.50	Jan 2022	26	2,600	5,122	(1,937)
CSFB	Northrop Grumman Corp.	USD	300.00	Jan 2022	5	500	13,835	(31,650)
CSFB	Northrop Grumman Corp.	USD	300.00	Jan 2022	5	500	13,485	(31,650)
CSFB	Northrop Grumman Corp.	USD	315.00	Jan 2022	5	500	10,285	(24,964)
CSFB	Northrop Grumman Corp.	USD	315.00	Jan 2022	5	500	10,835	(24,964)
CSFB	Northrop Grumman Corp.	USD	325.00	Jan 2022	5	500	8,785	(20,761)
CSFB	Northrop Grumman Corp.	USD	325.00	Jan 2022	5	500	9,085	(20,761)
JPM	NXP Semiconductors NV	USD	195.00	Jan 2022	8	800	14,105	(11,763)
JPM	NXP Semiconductors NV	USD	195.00	Jan 2022	7	700	13,563	(10,293)
JPM	NXP Semiconductors NV	USD	200.00	Jan 2022	8	800	13,168	(9,796)
JPM	NXP Semiconductors NV	USD	200.00	Jan 2022	7	700	12,245	(8,572)
JPM	NXP Semiconductors NV	USD	210.00	Jan 2022	8	800	11,205	(6,546)
37

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	NXP Semiconductors NV	USD	210.00	Jan 2022	7	700	$10,451	$(5,728)
SFG	PepsiCo, Inc.	USD	140.00	Jan 2022	13	1,300	14,781	(16,877)
SFG	PepsiCo, Inc.	USD	140.00	Jan 2022	14	1,400	15,218	(18,175)
SFG	PepsiCo, Inc.	USD	145.00	Jan 2022	13	1,300	11,856	(11,934)
SFG	PepsiCo, Inc.	USD	145.00	Jan 2022	14	1,400	11,998	(12,852)
SFG	PepsiCo, Inc.	USD	155.00	Jan 2022	12	1,200	6,504	(4,273)
SFG	PepsiCo, Inc.	USD	155.00	Jan 2022	14	1,400	7,028	(4,985)
JPM	Roper Technologies, Inc.	USD	490.00	Nov 2021	3	300	3,190	(517)
JPM	Roper Technologies, Inc.	USD	500.00	Nov 2021	3	300	1,824	(288)
CSFB	Ross Stores, Inc.	USD	130.00	Jan 2022	6	600	6,143	(611)
BOA	Ross Stores, Inc.	USD	135.00	Jan 2022	3	300	3,132	(183)
CSFB	Ross Stores, Inc.	USD	135.00	Jan 2022	6	600	5,599	(365)
BOA	Ross Stores, Inc.	USD	140.00	Jan 2022	3	300	2,596	(107)
JPM	Teledyne Technologies, Inc.	USD	470.00	Dec 2021	3	300	6,092	(1,875)
JPM	Teledyne Technologies, Inc.	USD	480.00	Dec 2021	3	300	5,137	(1,301)
CSFB	The Coca-Cola Company	USD	50.00	Jan 2022	38	3,800	15,630	(13,642)
CSFB	The Coca-Cola Company	USD	50.00	Jan 2022	52	5,200	16,224	(18,668)
CSFB	The Coca-Cola Company	USD	52.50	Jan 2022	38	3,800	11,420	(7,441)
CSFB	The Coca-Cola Company	USD	52.50	Jan 2022	52	5,200	11,544	(10,182)
CSFB	The Coca-Cola Company	USD	55.00	Jan 2022	39	3,900	8,341	(3,443)
CSFB	The Coca-Cola Company	USD	55.00	Jan 2022	52	5,200	8,164	(4,590)
CITI	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2022	12	1,200	14,316	(29,885)
CITI	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2022	12	1,200	12,237	(25,351)
CITI	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2022	13	1,300	17,112	(27,464)
CITI	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2022	12	1,200	10,459	(21,160)
CITI	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2022	13	1,300	14,782	(22,924)
CITI	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2022	13	1,300	12,714	(18,801)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	12	1,200	15,986	(16,316)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	12	1,200	12,656	(12,848)
CITI	Thermo Fisher Scientific, Inc.	USD	560.00	Jan 2022	6	600	11,722	(23,406)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	3	300	8,122	(8,412)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	5	500	14,180	(14,020)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	6	600	8,456	(16,823)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2022	3	300	6,712	(5,790)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2022	5	500	11,735	(9,650)
CITI	UnitedHealth Group, Inc.	USD	400.00	Jan 2022	6	600	14,447	(10,769)
CITI	UnitedHealth Group, Inc.	USD	410.00	Jan 2022	6	600	11,921	(8,123)
CITI	UnitedHealth Group, Inc.	USD	420.00	Jan 2022	6	600	10,918	(5,946)
CITI	UnitedHealth Group, Inc.	USD	460.00	Jan 2022	3	300	4,789	(669)
CITI	UnitedHealth Group, Inc.	USD	470.00	Jan 2022	3	300	3,917	(446)
JPM	Visa, Inc., Class A	USD	220.00	Jan 2022	19	1,900	26,638	(25,672)
CSFB	Visa, Inc., Class A	USD	225.00	Jan 2022	22	2,200	29,373	(23,756)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	7	700	8,344	(7,559)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	6	600	8,082	(6,479)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	14	1,400	18,239	(15,118)
JPM	Visa, Inc., Class A	USD	225.00	Jan 2022	18	1,800	22,176	(19,437)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2022	22	2,200	25,978	(18,596)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	7	700	7,154	(5,917)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	6	600	7,032	(5,072)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	14	1,400	16,317	(11,834)
JPM	Visa, Inc., Class A	USD	230.00	Jan 2022	19	1,900	20,463	(16,060)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2022	22	2,200	22,406	(14,250)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2022	12	1,200	15,050	(5,831)
CSFB	Visa, Inc., Class A	USD	245.00	Jan 2022	12	1,200	13,240	(4,284)
CSFB	Visa, Inc., Class A	USD	245.00	Jan 2022	17	1,700	17,798	(6,069)
CITI	Visa, Inc., Class A	USD	250.00	Jan 2022	43	4,300	36,712	(11,058)
CSFB	Visa, Inc., Class A	USD	250.00	Jan 2022	17	1,700	14,730	(4,372)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2022	13	1,300	15,886	(3,343)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2022	10	1,000	9,299	(2,572)
CSFB	Visa, Inc., Class A	USD	255.00	Jan 2022	6	600	5,060	(1,092)
CSFB	Visa, Inc., Class A	USD	255.00	Jan 2022	17	1,700	12,085	(3,093)
GSI	Visa, Inc., Class A	USD	255.00	Jan 2022	10	1,000	7,532	(1,819)
CSFB	Visa, Inc., Class A	USD	260.00	Jan 2022	6	600	4,257	(760)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2022	13	1,300	12,181	(1,648)
38

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CSFB	Visa, Inc., Class A	USD	265.00	Jan 2022	6	600	$3,574	$(523)
GSI	Visa, Inc., Class A	USD	270.00	Jan 2022	13	1,300	9,256	(772)
CSFB	Waste Management, Inc.	USD	115.00	Jan 2022	6	600	4,812	(21,058)
CSFB	Waste Management, Inc.	USD	115.00	Jan 2022	7	700	5,649	(24,568)
CSFB	Waste Management, Inc.	USD	120.00	Jan 2022	6	600	4,482	(18,182)
CSFB	Waste Management, Inc.	USD	120.00	Jan 2022	7	700	5,089	(21,212)
CSFB	Waste Management, Inc.	USD	130.00	Jan 2022	6	600	2,502	(12,604)
CSFB	Waste Management, Inc.	USD	130.00	Jan 2022	7	700	2,639	(14,704)
JPM	Yum! Brands, Inc.	USD	105.00	Jan 2022	7	700	7,854	(13,079)
JPM	Yum! Brands, Inc.	USD	110.00	Jan 2022	7	700	6,209	(10,069)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	22	2,200	9,424	(15,716)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	6	600	2,742	(4,286)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	14	1,400	6,398	(10,001)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	19	1,900	9,063	(13,573)
JPM	Yum! Brands, Inc.	USD	125.00	Jan 2022	25	2,500	8,050	(11,258)
							$4,499,849	$(7,034,701)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SFG	Susquehanna Financial Group, LLLP
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 59.3%
U.S. Government – 36.2%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$24,260,000	$20,926,587
1.375%, 11/15/2040 to 08/15/2050	22,203,000	19,663,887
1.625%, 11/15/2050	5,045,000	4,532,420
1.750%, 08/15/2041	12,609,000	12,053,416
1.875%, 02/15/2041	6,682,000	6,535,831
2.000%, 08/15/2051	6,925,000	6,802,730
2.250%, 05/15/2041	4,789,000	4,979,812
2.375%, 05/15/2051	6,878,000	7,340,116
2.500%, 02/15/2045	2,430,000	2,624,210
U.S. Treasury Notes
0.125%, 05/31/2022 to 01/15/2024	71,056,000	70,930,276
0.250%, 09/30/2023 to 10/31/2025	18,511,000	18,147,403
0.375%, 04/15/2024 to 01/31/2026	78,389,000	77,473,844
0.500%, 02/28/2026 to 08/31/2027	20,999,000	20,482,179
0.750%, 05/31/2026 to 08/31/2026	20,678,000	20,487,211
0.875%, 09/30/2026	15,923,000	15,837,165
1.125%, 08/31/2028	1,815,000	1,793,447
1.250%, 08/15/2031	20,622,000	20,122,561
1.500%, 11/30/2024	6,252,000	6,434,920
1.750%, 11/30/2021	903,000	905,504
1.875%, 02/28/2022	10,979,000	11,061,343
2.000%, 02/15/2022	8,231,000	8,290,803
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.125%, 05/15/2025	$7,793,000	$8,189,956
		365,615,621
U.S. Government Agency – 23.1%
Federal Home Loan Mortgage Corp.
2.000%, 12/01/2050	998,812	1,006,742
2.500%, 01/01/2036	2,810,518	2,967,876
2.822%, (12 month LIBOR + 1.640%), 05/01/2049 (A)	509,210	526,466
3.500%, 04/01/2049	628,390	685,071
4.000%, 01/01/2035 to 07/01/2049	5,209,436	5,713,531
4.500%, 06/01/2039 to 07/01/2039	99,359	110,113
5.000%, 03/01/2049	1,787,138	2,022,923
Federal National Mortgage Association
2.000%, TBA (B)	34,300,000	34,912,387
2.000%, 05/01/2031 to 04/01/2051	6,760,400	6,841,833
2.325%, (12 month LIBOR + 1.578%), 06/01/2045 (A)	442,750	456,116
2.500%, TBA (B)	44,800,000	46,107,269
2.500%, 12/01/2035 to 10/01/2050	29,992,315	31,443,642
2.692%, (12 month LIBOR + 1.586%), 01/01/2046 (A)	1,376,725	1,423,146
3.000%, 01/01/2043 to 07/01/2060	15,660,564	16,808,158
4.000%, 09/01/2033 to 08/01/2059	11,780,359	13,047,900

39

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.500%, 05/01/2034 to 04/01/2050	$11,977,173	$13,417,712
5.000%, 07/01/2044 to 11/01/2049	12,586,379	14,318,942
5.500%, 12/01/2048 to 06/01/2049	2,657,147	3,063,424
Government National Mortgage Association
2.500%, TBA (B)	6,500,000	6,698,390
2.500%, 07/20/2051 to 09/20/2051	12,237,137	12,652,651
3.500%, 01/20/2048	758,226	821,318
4.000%, 06/20/2047 to 07/20/2049	7,384,712	7,963,310
4.500%, 08/15/2047 to 05/20/2049	2,336,481	2,535,886
5.000%, 12/20/2039 to 03/20/2049	7,106,793	7,733,551
		233,278,357
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $602,248,786)		$598,893,978
FOREIGN GOVERNMENT OBLIGATIONS – 1.1%
Chile – 0.1%
Republic of Chile
2.550%, 07/27/2033	912,000	889,054
3.250%, 09/21/2071	410,000	370,378
		1,259,432
Colombia – 0.1%
Republic of Colombia
3.250%, 04/22/2032	344,000	320,787
3.875%, 02/15/2061	393,000	316,432
		637,219
Italy – 0.0%
Republic of Italy 3.875%, 05/06/2051	456,000	491,747
Japan – 0.1%
Japan Bank for International Cooperation 1.750%, 10/17/2024	816,000	841,340
Mexico – 0.4%
Government of Mexico
2.659%, 05/24/2031	426,000	410,975
3.750%, 04/19/2071	888,000	767,312
3.771%, 05/24/2061	215,000	190,643
4.280%, 08/14/2041	1,346,000	1,373,324
4.500%, 04/22/2029	1,150,000	1,291,381
4.750%, 03/08/2044	228,000	242,640
		4,276,275
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (C)	545,000	625,393
Peru – 0.3%
Republic of Peru
2.392%, 01/23/2026	657,000	670,350
2.783%, 01/23/2031	2,280,000	2,256,288
		2,926,638
United Arab Emirates – 0.0%
Republic of United Arab Emirates 3.000%, 09/15/2051 (D)	489,000	479,494
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $11,672,723)		$11,537,538
CORPORATE BONDS – 30.3%
Communication services – 2.6%
AT&T, Inc.
2.250%, 02/01/2032	259,000	252,179
3.100%, 02/01/2043	161,000	154,358
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
AT&T, Inc. (continued)
3.500%, 06/01/2041 to 09/15/2053	$1,684,000	$1,679,124
3.550%, 09/15/2055	329,000	324,441
3.650%, 09/15/2059	408,000	406,745
3.800%, 12/01/2057	603,000	615,996
3.850%, 06/01/2060	79,000	81,686
Charter Communications Operating LLC
2.250%, 01/15/2029 (B)	1,501,000	1,499,819
3.500%, 06/01/2041	669,000	656,922
3.500%, 03/01/2042 (B)	766,000	749,471
3.900%, 06/01/2052	665,000	662,389
4.400%, 12/01/2061	474,000	492,941
4.464%, 07/23/2022	300,000	307,622
4.800%, 03/01/2050	617,000	692,401
Comcast Corp.
1.500%, 02/15/2031	816,000	774,601
3.750%, 04/01/2040	635,000	713,438
Discovery Communications LLC
4.000%, 09/15/2055	389,000	406,777
4.650%, 05/15/2050	98,000	113,568
Netflix, Inc.
3.625%, 06/15/2025 (C)	561,000	596,063
5.875%, 11/15/2028	603,000	738,916
Telefonica Emisiones SA 5.520%, 03/01/2049	253,000	330,998
T-Mobile USA, Inc.
2.250%, 02/15/2026	728,000	736,190
2.250%, 02/15/2026 (C)	3,660,000	3,701,175
2.875%, 02/15/2031	553,000	557,700
3.375%, 04/15/2029 (C)	1,740,000	1,815,255
3.500%, 04/15/2031 (C)	1,393,000	1,469,106
Verizon Communications, Inc.
2.355%, 03/15/2032 (C)	628,000	621,057
2.550%, 03/21/2031	300,000	303,687
2.650%, 11/20/2040	1,321,000	1,241,173
2.875%, 11/20/2050	254,000	236,765
3.400%, 03/22/2041	635,000	663,157
3.550%, 03/22/2051	738,000	778,293
3.700%, 03/22/2061	461,000	486,783
4.329%, 09/21/2028	219,000	251,746
ViacomCBS, Inc.
4.200%, 05/19/2032	34,000	38,892
4.600%, 01/15/2045	62,000	74,274
4.950%, 01/15/2031	177,000	211,453
4.950%, 05/19/2050 (D)	305,000	381,850
5.850%, 09/01/2043	116,000	158,082
		25,977,093
Consumer discretionary – 2.2%
Advance Auto Parts, Inc. 3.900%, 04/15/2030	799,000	870,968
Amazon.com, Inc.
1.000%, 05/12/2026	2,147,000	2,144,502
1.650%, 05/12/2028	967,000	974,769
2.100%, 05/12/2031	1,510,000	1,529,565
2.700%, 06/03/2060	148,000	138,970
3.100%, 05/12/2051	763,000	797,679
3.250%, 05/12/2061	326,000	346,950
AutoNation, Inc.
1.950%, 08/01/2028	469,000	462,462
2.400%, 08/01/2031	336,000	327,463
Ford Motor Company 4.750%, 01/15/2043	257,000	269,369
Ford Motor Credit Company LLC
2.700%, 08/10/2026	1,234,000	1,236,468
3.625%, 06/17/2031	1,347,000	1,355,419

40

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC (continued)
4.000%, 11/13/2030	$480,000	$499,200
General Motors Company 5.400%, 04/01/2048	184,000	228,152
Hyundai Capital America
0.800%, 01/08/2024 (C)	996,000	991,696
1.250%, 09/18/2023 (C)	490,000	494,237
1.300%, 01/08/2026 (C)	979,000	963,292
1.800%, 10/15/2025 (C)	784,000	791,693
2.000%, 06/15/2028 (C)	479,000	470,558
Lowe's Companies, Inc. 1.700%, 09/15/2028	628,000	622,505
Marriott International, Inc.
2.850%, 04/15/2031	775,000	784,906
5.750%, 05/01/2025	34,000	38,882
Sodexo, Inc. 1.634%, 04/16/2026 (C)	869,000	874,238
Starbucks Corp.
1.300%, 05/07/2022	400,000	402,391
3.350%, 03/12/2050	492,000	511,083
3.500%, 11/15/2050	630,000	668,790
The Home Depot, Inc.
1.500%, 09/15/2028 (D)	1,247,000	1,233,478
2.375%, 03/15/2051	352,000	317,785
3.125%, 12/15/2049	611,000	636,982
3.300%, 04/15/2040	132,000	143,020
Yale University
0.873%, 04/15/2025	313,000	314,112
1.482%, 04/15/2030	482,000	474,218
		21,915,802
Consumer staples – 1.7%
Altria Group, Inc.
2.350%, 05/06/2025	138,000	143,084
2.450%, 02/04/2032	375,000	359,336
3.400%, 02/04/2041	742,000	702,703
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	891,000	1,076,721
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 06/01/2030	315,000	345,005
3.750%, 07/15/2042	288,000	310,573
4.375%, 04/15/2038	935,000	1,091,397
4.600%, 04/15/2048	312,000	372,473
4.900%, 02/01/2046	799,000	982,143
Bacardi, Ltd.
4.700%, 05/15/2028 (C)	333,000	384,648
5.300%, 05/15/2048 (C)	637,000	830,617
BAT Capital Corp.
2.259%, 03/25/2028	171,000	169,722
2.726%, 03/25/2031	1,473,000	1,450,560
4.906%, 04/02/2030	174,000	199,232
Bunge, Ltd. Finance Corp.
1.630%, 08/17/2025	548,000	553,704
2.750%, 05/14/2031	1,956,000	1,981,920
3.750%, 09/25/2027	1,592,000	1,761,113
Molson Coors Beverage Company 4.200%, 07/15/2046	1,093,000	1,209,646
Nestle Holdings, Inc.
1.500%, 09/14/2028 (C)	568,000	561,508
1.875%, 09/14/2031 (C)	602,000	596,395
The Estee Lauder Companies, Inc. 1.950%, 03/15/2031	946,000	943,623
Walmart, Inc.
1.500%, 09/22/2028	316,000	314,637
1.800%, 09/22/2031	283,000	280,569
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Walmart, Inc. (continued)
2.500%, 09/22/2041	$253,000	$251,899
2.650%, 09/22/2051	32,000	31,853
		16,905,081
Energy – 1.6%
Aker BP ASA 4.000%, 01/15/2031 (C)	454,000	493,817
BP Capital Markets America, Inc. 3.379%, 02/08/2061	736,000	732,435
Devon Energy Corp.
4.750%, 05/15/2042	166,000	189,450
5.000%, 06/15/2045	582,000	682,318
5.600%, 07/15/2041	80,000	99,684
Diamondback Energy, Inc. 4.400%, 03/24/2051	271,000	307,391
Enable Midstream Partners LP
3.900%, 05/15/2024	89,000	94,495
4.150%, 09/15/2029	370,000	401,048
4.400%, 03/15/2027	623,000	690,183
4.950%, 05/15/2028	1,057,000	1,187,354
Energy Transfer LP
5.150%, 03/15/2045	162,000	185,427
5.300%, 04/15/2047	99,000	115,977
5.350%, 05/15/2045	241,000	281,066
6.000%, 06/15/2048	130,000	164,963
6.050%, 06/01/2041	148,000	183,612
6.100%, 02/15/2042 (D)	166,000	205,662
6.125%, 12/15/2045	281,000	357,546
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 09/30/2027 (C)	974,000	983,763
2.160%, 03/31/2034 (C)	734,000	720,310
2.625%, 03/31/2036 (C)	459,000	451,874
2.940%, 09/30/2040 (C)	271,000	270,435
Lundin Energy Finance BV
2.000%, 07/15/2026 (C)	1,662,000	1,672,027
3.100%, 07/15/2031 (C)	1,500,000	1,520,918
Marathon Oil Corp. 5.200%, 06/01/2045	203,000	242,039
Oleoducto Central SA 4.000%, 07/14/2027 (C)	246,000	253,380
Petroleos del Peru SA 5.625%, 06/19/2047 (C)	463,000	462,495
Petroleos Mexicanos
2.378%, 04/15/2025	550,000	566,166
2.460%, 12/15/2025	1,458,450	1,512,417
Phillips 66 3.900%, 03/15/2028	24,000	26,610
Pioneer Natural Resources Company 1.900%, 08/15/2030	844,000	807,535
Qatar Petroleum
3.125%, 07/12/2041 (C)	223,000	222,893
3.300%, 07/12/2051 (C)	376,000	379,760
		16,465,050
Financials – 9.8%
Alleghany Corp. 3.250%, 08/15/2051	480,000	471,360
American International Group, Inc.
3.400%, 06/30/2030	709,000	773,654
4.375%, 06/30/2050	419,000	515,862
ANZ New Zealand International, Ltd. 1.250%, 06/22/2026 (C)	964,000	959,840
Assured Guaranty US Holdings, Inc. 3.600%, 09/15/2051	319,000	324,300
Athene Global Funding
1.730%, 10/02/2026 (C)	945,000	944,483

41

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Athene Global Funding (continued)
1.985%, 08/19/2028 (C)	$787,000	$776,828
2.500%, 03/24/2028 (C)	1,102,000	1,127,896
2.646%, 10/04/2031 (C)	1,039,000	1,040,140
Banco Santander SA (1.722% to 9-14-26, then 1 Year CMT + 0.900%) 09/14/2027	800,000	796,282
Bank of America Corp. 3.500%, 04/19/2026	162,000	176,892
Bank of America Corp. (0.976% to 4-22-24, then SOFR + 0.690%) 04/22/2025	1,708,000	1,717,084
Bank of America Corp. (1.197% to 10-24-25, then SOFR + 1.010%) 10/24/2026	2,402,000	2,383,951
Bank of America Corp. (1.319% to 6-19-25, then SOFR + 1.150%) 06/19/2026 (D)	1,420,000	1,419,653
Bank of America Corp. (1.658% to 3-11-26, then SOFR + 0.910%) 03/11/2027	3,175,000	3,193,225
Bank of America Corp. (1.734% to 7-22-26, then SOFR + 0.960%) 07/22/2027	3,435,000	3,449,134
Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%) 07/23/2031	625,000	602,673
Bank of America Corp. (1.922% to 10-24-30, then SOFR + 1.370%) 10/24/2031	527,000	506,958
Bank of America Corp. (2.015% to 2-13-25, then 3 month LIBOR + 0.640%) 02/13/2026	162,000	166,208
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%) 10/22/2025	873,000	911,875
Bank of America Corp. (2.496% to 2-13-30, then 3 month LIBOR + 0.990%) 02/13/2031	885,000	895,611
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	1,017,000	1,037,979
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	3,106,000	3,162,747
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	1,252,000	1,290,274
Bank of America Corp. (3.311% to 4-22-41, then SOFR + 1.580%) 04/22/2042	680,000	713,508
Bank of America Corp. (3.483% to 3-13-51, then SOFR + 1.650%) 03/13/2052	312,000	336,828
Bank of America Corp. (3.559% to 4-23-26, then 3 month LIBOR + 1.060%) 04/23/2027	778,000	846,643
Blackstone Holdings Finance Company LLC
1.625%, 08/05/2028 (C)	472,000	461,259
2.850%, 08/05/2051 (C)	566,000	537,900
Blackstone Private Credit Fund 2.625%, 12/15/2026 (C)	1,177,000	1,173,357
Blackstone Secured Lending Fund 2.850%, 09/30/2028 (C)	976,000	969,393
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Blue Owl Finance LLC 4.125%, 10/07/2051 (C)	$236,000	$230,126
BNP Paribas SA (2.159% to 9-15-28, then SOFR + 1.218%) 09/15/2029 (C)	861,000	852,849
Brighthouse Financial, Inc. 4.700%, 06/22/2047	246,000	278,171
CNO Global Funding 1.750%, 10/07/2026 (C)	975,000	974,864
Credit Suisse AG 1.250%, 08/07/2026	2,472,000	2,436,887
DNB Bank ASA (1.535% to 5-25-26, then 1 Year CMT + 0.720%) 05/25/2027 (C)	850,000	850,388
Enstar Group, Ltd. 3.100%, 09/01/2031	798,000	785,122
F&G Global Funding 2.000%, 09/20/2028 (C)	1,255,000	1,235,633
FS KKR Capital Corp.
2.625%, 01/15/2027	469,000	470,146
3.400%, 01/15/2026	1,252,000	1,308,191
GA Global Funding Trust
0.800%, 09/13/2024 (C)	1,106,000	1,100,780
1.950%, 09/15/2028 (C)	1,483,000	1,461,444
GE Capital Funding LLC
3.450%, 05/15/2025	382,000	412,006
4.400%, 05/15/2030	575,000	666,264
GE Capital International Funding Company 4.418%, 11/15/2035	1,399,000	1,678,873
JPMorgan Chase & Co. (0.824% to 6-1-24, then SOFR + 0.540%) 06/01/2025	1,445,000	1,444,742
JPMorgan Chase & Co. (1.040% to 2-4-26, then SOFR + 0.695%) 02/04/2027	3,153,000	3,093,282
JPMorgan Chase & Co. (1.045% to 11-19-25, then SOFR + 0.800%) 11/19/2026	1,758,000	1,731,336
JPMorgan Chase & Co. (1.470% to 9-22-26, then SOFR + 0.765%) 09/22/2027	2,667,000	2,649,934
JPMorgan Chase & Co. (2.069% to 6-1-28, then SOFR + 1.015%) 06/01/2029	1,572,000	1,575,541
JPMorgan Chase & Co. (2.083% to 4-22-25, then SOFR + 1.850%) 04/22/2026	1,379,000	1,418,386
JPMorgan Chase & Co. (2.182% to 6-1-27, then SOFR + 1.890%) 06/01/2028	966,000	986,232
JPMorgan Chase & Co. (3.328% to 4-22-51, then SOFR + 1.580%) 04/22/2052	482,000	504,922
Macquarie Group, Ltd. (1.629% to 9-23-26, then SOFR + 0.910%) 09/23/2027 (C)	374,000	372,175
Mitsubishi UFJ Financial Group, Inc. (0.953% to 7-19-24, then 1 Year CMT + 0.550%) 07/19/2025	1,907,000	1,909,166
Mitsubishi UFJ Financial Group, Inc. (1.538% to 7-20-26, then 1 Year CMT + 0.750%) 07/20/2027	1,885,000	1,883,157
Mitsubishi UFJ Financial Group, Inc. (2.309% to 7-20-31, then 1 Year CMT + 0.950%) 07/20/2032	1,037,000	1,027,418

42

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (0.790% to 5-30-24, then SOFR + 0.525%) 05/30/2025	$3,286,000	$3,275,913
Morgan Stanley (0.791% to 1-22-24, then SOFR + 0.509%) 01/22/2025	3,898,000	3,897,824
Morgan Stanley (0.864% to 10-21-24, then SOFR + 0.745%) 10/21/2025	1,136,000	1,133,694
Morgan Stanley (0.985% to 12-10-25, then SOFR + 0.720%) 12/10/2026	1,604,000	1,575,513
Morgan Stanley (1.512% to 7-20-26, then SOFR + 0.858%) 07/20/2027	1,226,000	1,220,171
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%) 07/21/2032	936,000	919,889
Nomura Holdings, Inc.
1.653%, 07/14/2026	1,601,000	1,595,090
2.608%, 07/14/2031	596,000	593,835
NTT Finance Corp. 1.162%, 04/03/2026 (C)	1,604,000	1,594,810
Oaktree Specialty Lending Corp. 2.700%, 01/15/2027	329,000	330,045
Owl Rock Capital Corp.
2.875%, 06/11/2028	329,000	328,386
3.400%, 07/15/2026	1,367,000	1,423,638
Pricoa Global Funding I 1.200%, 09/01/2026 (C)	1,450,000	1,441,518
Reliance Standard Life Global Funding II 1.512%, 09/28/2026 (C)	948,000	943,270
SBL Holdings, Inc. 5.000%, 02/18/2031 (C)	1,091,000	1,163,972
Societe Generale SA (2.889% to 6-9-31, then 1 Year CMT + 1.300%) 06/09/2032 (C)	754,000	758,267
Sumitomo Mitsui Financial Group, Inc.
1.402%, 09/17/2026	1,264,000	1,253,638
1.902%, 09/17/2028	1,965,000	1,941,933
2.930%, 09/17/2041	628,000	611,811
Svensk Exportkredit AB 0.750%, 04/06/2023	216,000	217,449
The Andrew W. Mellon Foundation 0.947%, 08/01/2027 (D)	384,000	377,401
The Goldman Sachs Group, Inc. (0.657% to 9-10-23, then SOFR + 0.505%) 09/10/2024	2,348,000	2,348,387
The Goldman Sachs Group, Inc. (2.383% to 7-21-31, then SOFR + 1.248%) 07/21/2032	1,091,000	1,080,220
The Toronto-Dominion Bank 1.250%, 09/10/2026	1,572,000	1,560,638
Trust Fibra Uno
5.250%, 01/30/2026 (C)	503,000	559,336
6.390%, 01/15/2050 (C)	356,000	421,419
		99,589,899
Health care – 3.1%
AbbVie, Inc.
2.300%, 11/21/2022	982,000	1,002,243
3.750%, 11/14/2023	90,000	95,884
4.050%, 11/21/2039	365,000	419,461
4.250%, 11/21/2049	501,000	593,411
4.300%, 05/14/2036	228,000	267,358
4.400%, 11/06/2042	81,000	96,761
4.450%, 05/14/2046	231,000	278,365
Aetna, Inc. 3.875%, 08/15/2047	249,000	276,148
Amgen, Inc.
1.650%, 08/15/2028	1,266,000	1,244,908
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Amgen, Inc. (continued)
3.000%, 01/15/2052	$506,000	$485,416
Astrazeneca Finance LLC
1.200%, 05/28/2026	644,000	644,163
1.750%, 05/28/2028	1,110,000	1,116,456
AstraZeneca PLC 3.000%, 05/28/2051 (D)	321,000	331,103
Bristol-Myers Squibb Company 2.550%, 11/13/2050	975,000	915,479
Centene Corp. 2.450%, 07/15/2028	1,712,000	1,720,560
CVS Health Corp.
2.700%, 08/21/2040	497,000	474,258
3.000%, 08/15/2026	339,000	363,950
3.700%, 03/09/2023	114,000	119,043
4.300%, 03/25/2028	246,000	280,601
4.780%, 03/25/2038	495,000	606,940
5.050%, 03/25/2048	596,000	767,173
DH Europe Finance II Sarl
2.050%, 11/15/2022	501,000	510,571
2.200%, 11/15/2024	863,000	898,530
2.600%, 11/15/2029	640,000	667,613
Gilead Sciences, Inc.
2.600%, 10/01/2040	545,000	518,872
2.800%, 10/01/2050	702,000	661,772
4.000%, 09/01/2036	281,000	323,164
HCA, Inc.
5.375%, 02/01/2025	2,268,000	2,534,490
5.875%, 02/01/2029	219,000	263,170
Humana, Inc. 1.350%, 02/03/2027	578,000	570,252
Pfizer, Inc.
2.550%, 05/28/2040	1,094,000	1,086,595
2.700%, 05/28/2050	223,000	219,356
2.800%, 03/11/2022	302,000	305,436
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/2030	1,044,000	993,185
2.800%, 09/15/2050	107,000	98,787
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	654,000	681,794
STERIS Irish FinCo Unlimited Company 3.750%, 03/15/2051	1,088,000	1,174,304
Takeda Pharmaceutical Company, Ltd.
2.050%, 03/31/2030	1,231,000	1,211,692
3.025%, 07/09/2040	354,000	359,417
3.175%, 07/09/2050	721,000	730,645
4.400%, 11/26/2023	578,000	622,851
Thermo Fisher Scientific, Inc.
1.750%, 10/15/2028	1,075,000	1,071,313
2.000%, 10/15/2031	531,000	519,504
2.800%, 10/15/2041	253,000	252,356
4.497%, 03/25/2030	451,000	533,665
UnitedHealth Group, Inc.
2.300%, 05/15/2031	829,000	845,822
2.750%, 05/15/2040	241,000	241,074
2.900%, 05/15/2050	238,000	238,642
3.050%, 05/15/2041	166,000	171,563
3.250%, 05/15/2051	528,000	558,336
		30,964,452
Industrials – 2.0%
Adani International Container Terminal Private, Ltd. 3.000%, 02/16/2031 (C)	276,360	268,399

43

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Adani Ports & Special Economic Zone, Ltd. 4.200%, 08/04/2027 (C)	$583,000	$611,526
Crowley Conro LLC 4.181%, 08/15/2043	498,526	578,127
DAE Funding LLC
1.550%, 08/01/2024 (C)	1,591,000	1,576,458
2.625%, 03/20/2025 (C)	532,000	541,209
Delta Air Lines, Inc.
4.500%, 10/20/2025 (C)	1,277,000	1,366,390
4.750%, 10/20/2028 (C)	1,854,000	2,067,210
GXO Logistics, Inc. 1.650%, 07/15/2026 (C)	841,000	834,566
Howmet Aerospace, Inc. 3.000%, 01/15/2029	937,000	945,058
John Deere Capital Corp.
0.550%, 07/05/2022	964,000	966,842
1.200%, 04/06/2023	742,000	751,935
Northrop Grumman Corp. 3.250%, 08/01/2023 to 01/15/2028	1,486,000	1,578,282
Quanta Services, Inc. 0.950%, 10/01/2024	786,000	786,362
Rockwell Automation, Inc. 0.350%, 08/15/2023 (D)	472,000	472,290
The Boeing Company
2.196%, 02/04/2026	1,192,000	1,200,787
3.250%, 02/01/2028 to 02/01/2035	1,061,000	1,098,958
3.625%, 02/01/2031	678,000	725,805
3.750%, 02/01/2050	689,000	695,427
5.150%, 05/01/2030	315,000	369,712
5.705%, 05/01/2040	191,000	242,714
5.805%, 05/01/2050	214,000	285,256
Union Pacific Corp.
2.150%, 02/05/2027	498,000	515,858
2.400%, 02/05/2030	617,000	633,756
2.950%, 03/01/2022	559,000	565,407
3.150%, 03/01/2024	267,000	282,799
		19,961,133
Information technology – 2.8%
Analog Devices, Inc.
1.700%, 10/01/2028	472,000	472,999
2.100%, 10/01/2031	628,000	629,342
2.800%, 10/01/2041	157,000	157,020
2.950%, 10/01/2051	220,000	219,924
Apple, Inc.
1.400%, 08/05/2028	1,258,000	1,237,744
1.700%, 08/05/2031	943,000	917,662
2.375%, 02/08/2041	315,000	302,551
2.550%, 08/20/2060	738,000	672,740
2.650%, 05/11/2050 to 02/08/2051	1,563,000	1,498,906
2.700%, 08/05/2051	567,000	546,733
2.800%, 02/08/2061	315,000	300,852
2.850%, 08/05/2061	315,000	303,943
Broadcom Corp. 3.875%, 01/15/2027	238,000	261,543
Broadcom, Inc.
2.450%, 02/15/2031 (C)	550,000	532,635
3.150%, 11/15/2025	411,000	439,269
3.419%, 04/15/2033 (C)	1,684,000	1,743,229
3.469%, 04/15/2034 (C)	811,000	835,117
4.150%, 11/15/2030	559,000	619,357
Dell International LLC
4.900%, 10/01/2026	162,000	186,618
6.100%, 07/15/2027	320,000	395,594
8.350%, 07/15/2046	337,000	546,566
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
HP, Inc. 2.200%, 06/17/2025	$1,012,000	$1,044,354
Intel Corp.
1.600%, 08/12/2028	792,000	789,162
2.000%, 08/12/2031	1,236,000	1,229,260
2.800%, 08/12/2041	512,000	510,413
3.050%, 08/12/2051	636,000	631,809
3.200%, 08/12/2061	448,000	450,391
KLA Corp. 3.300%, 03/01/2050	427,000	449,261
Microsoft Corp. 2.921%, 03/17/2052	25,000	25,845
NXP BV
3.150%, 05/01/2027 (C)	313,000	333,769
3.250%, 05/11/2041 (C)	344,000	355,291
3.875%, 06/18/2026 (C)	1,345,000	1,481,825
Oracle Corp.
2.300%, 03/25/2028	342,000	349,685
2.800%, 04/01/2027	961,000	1,018,064
2.875%, 03/25/2031	235,000	241,814
3.650%, 03/25/2041	326,000	337,162
3.950%, 03/25/2051	452,000	476,688
salesforce.com, Inc. 2.700%, 07/15/2041	18,000	17,947
Texas Instruments, Inc. 1.125%, 09/15/2026	316,000	315,728
VMware, Inc.
0.600%, 08/15/2023	1,560,000	1,561,969
1.000%, 08/15/2024	1,093,000	1,096,650
1.400%, 08/15/2026	1,249,000	1,243,380
1.800%, 08/15/2028	686,000	675,823
3.900%, 08/21/2027	125,000	139,295
4.700%, 05/15/2030	631,000	743,852
		28,339,781
Materials – 0.4%
LYB International Finance III LLC
3.375%, 10/01/2040	942,000	978,208
3.625%, 04/01/2051 (D)	617,000	648,617
Teck Resources, Ltd.
5.200%, 03/01/2042	371,000	443,151
6.125%, 10/01/2035	321,000	415,998
6.250%, 07/15/2041	362,000	483,075
Westlake Chemical Corp.
3.125%, 08/15/2051	901,000	849,980
3.600%, 08/15/2026	344,000	377,694
4.375%, 11/15/2047	330,000	376,123
		4,572,846
Real estate – 1.6%
Agree LP
2.000%, 06/15/2028	686,000	680,155
2.600%, 06/15/2033	156,000	154,288
Brixmor Operating Partnership LP
2.250%, 04/01/2028	220,000	221,875
2.500%, 08/16/2031	384,000	378,343
Crown Castle International Corp.
1.050%, 07/15/2026	943,000	922,904
2.100%, 04/01/2031	1,743,000	1,677,960
2.500%, 07/15/2031	689,000	688,441
2.900%, 04/01/2041	440,000	424,123
4.000%, 03/01/2027	159,000	176,837
Essex Portfolio LP
1.700%, 03/01/2028	824,000	808,096
2.550%, 06/15/2031	325,000	328,041
Extra Space Storage LP 2.350%, 03/15/2032	284,000	277,440

44

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Federal Realty Investment Trust 3.950%, 01/15/2024	$435,000	$463,855
GLP Capital LP 5.300%, 01/15/2029	318,000	371,793
Kilroy Realty LP 2.650%, 11/15/2033 (B)	428,000	422,095
Mid-America Apartments LP
3.950%, 03/15/2029	317,000	356,799
4.000%, 11/15/2025	386,000	423,873
4.300%, 10/15/2023	323,000	344,048
Regency Centers LP 2.950%, 09/15/2029	685,000	718,634
Rexford Industrial Realty LP 2.150%, 09/01/2031	352,000	339,225
Scentre Group Trust 1 3.625%, 01/28/2026 (C)	497,000	539,084
Spirit Realty LP
2.100%, 03/15/2028	627,000	623,741
2.700%, 02/15/2032	188,000	186,390
3.200%, 02/15/2031	182,000	188,986
3.400%, 01/15/2030	379,000	402,718
4.450%, 09/15/2026	41,000	45,788
STORE Capital Corp.
2.750%, 11/18/2030	558,000	560,587
4.500%, 03/15/2028	1,189,000	1,340,512
4.625%, 03/15/2029	402,000	455,423
Sun Communities Operating LP 2.300%, 11/01/2028	315,000	315,585
VEREIT Operating Partnership LP
2.200%, 06/15/2028	337,000	341,011
2.850%, 12/15/2032	456,000	473,720
3.400%, 01/15/2028	334,000	361,103
		16,013,473
Utilities – 2.5%
Baltimore Gas and Electric Company 2.250%, 06/15/2031	469,000	470,946
Black Hills Corp. 3.875%, 10/15/2049	283,000	303,394
Comision Federal de Electricidad 3.875%, 07/26/2033 (C)	862,000	846,915
Consumers Energy Company
2.500%, 05/01/2060	267,000	233,291
2.650%, 08/15/2052	345,000	326,396
Dominion Energy, Inc.
1.450%, 04/15/2026	402,000	403,305
2.250%, 08/15/2031	472,000	470,513
3.300%, 04/15/2041	254,000	263,580
DTE Electric Company 2.950%, 03/01/2050	696,000	697,313
DTE Energy Company
1.050%, 06/01/2025	329,000	326,405
2.950%, 03/01/2030	421,000	439,611
Duke Energy Carolinas LLC 2.550%, 04/15/2031	318,000	329,368
Duke Energy Corp.
2.550%, 06/15/2031	1,252,000	1,268,550
3.500%, 06/15/2051	188,000	193,585
Duke Energy Progress LLC 2.500%, 08/15/2050	472,000	427,964
Entergy Arkansas LLC 2.650%, 06/15/2051	421,000	392,564
Evergy Kansas Central, Inc. 3.450%, 04/15/2050	353,000	378,034
Evergy, Inc. 2.450%, 09/15/2024	588,000	614,733
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Eversource Energy 1.400%, 08/15/2026	$480,000	$478,765
Interstate Power & Light Company 3.500%, 09/30/2049	241,000	262,154
ITC Holdings Corp. 2.700%, 11/15/2022	636,000	650,703
Jersey Central Power & Light Company 2.750%, 03/01/2032 (C)	514,000	526,542
Metropolitan Edison Company 4.300%, 01/15/2029 (C)	704,000	788,961
MidAmerican Energy Company 2.700%, 08/01/2052	407,000	390,973
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/2028 (C)	93,000	104,184
Mississippi Power Company
3.100%, 07/30/2051	562,000	555,645
3.950%, 03/30/2028	776,000	864,532
4.250%, 03/15/2042	215,000	252,541
NextEra Energy Capital Holdings, Inc. 1.900%, 06/15/2028	627,000	627,394
Northern States Power Company 3.200%, 04/01/2052	317,000	337,870
NSTAR Electric Company 3.100%, 06/01/2051	289,000	299,741
Pacific Gas & Electric Company
2.100%, 08/01/2027	763,000	744,618
3.500%, 08/01/2050	112,000	101,857
3.950%, 12/01/2047	732,000	704,427
4.200%, 06/01/2041	272,000	267,157
4.500%, 07/01/2040	162,000	165,360
4.750%, 02/15/2044	159,000	161,916
4.950%, 07/01/2050	472,000	502,147
PacifiCorp 2.900%, 06/15/2052	405,000	394,123
PECO Energy Company 2.850%, 09/15/2051	566,000	555,321
Pennsylvania Electric Company 3.250%, 03/15/2028 (C)	267,000	282,115
Piedmont Natural Gas Company, Inc. 2.500%, 03/15/2031	472,000	474,511
Public Service Company of Colorado 1.875%, 06/15/2031	721,000	708,621
Public Service Company of Oklahoma
2.200%, 08/15/2031	480,000	473,441
3.150%, 08/15/2051	320,000	318,605
Public Service Electric & Gas Company
1.900%, 08/15/2031 (D)	628,000	617,779
2.050%, 08/01/2050	132,000	113,457
2.700%, 05/01/2050	543,000	522,868
Public Service Enterprise Group, Inc. 1.600%, 08/15/2030	204,000	193,028
Southern California Edison Company 4.125%, 03/01/2048	352,000	383,560
Southern Company Gas Capital Corp. 1.750%, 01/15/2031	495,000	471,228
The AES Corp. 1.375%, 01/15/2026	678,000	669,099
Trans-Allegheny Interstate Line Company 3.850%, 06/01/2025 (C)	222,000	238,508
Virginia Electric and Power Company 2.450%, 12/15/2050	365,000	326,982
WEC Energy Group, Inc.
0.800%, 03/15/2024	795,000	797,455

45

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
WEC Energy Group, Inc. (continued)
1.375%, 10/15/2027	$456,000	$448,245
		25,162,900
TOTAL CORPORATE BONDS (Cost $303,113,351)		$305,867,510
MUNICIPAL BONDS – 0.4%
Board of Regents of the University of Texas 2.439%, 08/15/2049	285,000	274,803
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	750,000	1,163,416
North Texas Tollway Authority 6.718%, 01/01/2049	697,000	1,156,361
Port Authority of New York & New Jersey 4.458%, 10/01/2062	571,000	768,845
The Ohio State University 4.800%, 06/01/2111	464,000	661,776
TOTAL MUNICIPAL BONDS (Cost $3,491,229)		$4,025,201
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.2%
Commercial and residential – 4.3%
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (C)(E)	134,785	136,070
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (C)(E)	269,482	273,565
Series 2020-5, Class A1, 1.373%, 05/25/2065 (C)(E)	219,920	220,948
Barclays Commercial Mortgage Trust Series 2019-C3, Class A3 3.319%, 05/15/2052	108,000	116,837
Benchmark Mortgage Trust
Series 2021-B28, Class A5, 2.224%, 08/15/2054 (E)	628,000	631,405
Series 2021-B29, Class A5, 2.388%, 09/15/2054	621,000	633,166
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (C)	511,957	517,901
BX Commercial Mortgage Trust Series 2021-VOLT, Class A (1 month LIBOR + 0.700%) 0.800%, 09/15/2036 (A)(C)	2,021,000	2,022,268
CD Mortgage Trust Series 2019-CD8, Class A4 2.912%, 08/15/2057	405,000	429,359
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	305,000	325,451
COLT Mortgage Loan Trust
Series 2019-4, Class A1, 2.579%, 11/25/2049 (C)(E)	291,976	291,987
Series 2021-2, Class A1, 0.924%, 08/25/2066 (C)(E)	835,981	834,933
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (E)	15,000	15,866
Series 2013-CR11, Class A4, 4.258%, 08/10/2050	1,838,000	1,953,170
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	1,394,000	1,417,367
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) (continued)
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	$730,000	$765,054
Series 2015-LC21, Class A4, 3.708%, 07/10/2048	304,000	330,231
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	379,000	402,482
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.504%, 06/15/2057	424,000	455,117
Series 2015-C4, Class A4, 3.808%, 11/15/2048	337,000	368,537
Series 2019-C16, Class A3, 3.329%, 06/15/2052	891,000	964,392
Series 2019-C17, Class A4, 2.763%, 09/15/2052	429,000	448,365
Series 2021-C20, Class A3, 2.805%, 03/15/2054	234,000	244,800
GCAT Trust Series 2019-NQM1, Class A1 2.985%, 02/25/2059 (C)	171,826	172,324
GS Mortgage Securities Trust
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	412,000	435,676
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	971,000	1,032,514
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	806,000	781,242
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (C)	1,044,631	1,108,654
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A5, 3.664%, 07/15/2045	602,000	626,180
Series 2014-C23, Class A4, 3.670%, 09/15/2047	355,857	376,979
Series 2015-C28, Class A3, 2.912%, 10/15/2048	1,646,379	1,698,347
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class A4, 4.166%, 12/15/2046	902,000	957,964
Series 2016-JP4, Class A3, 3.393%, 12/15/2049	362,000	389,581
Mello Warehouse Securitization Trust
Series 2020-2, Class A (1 month LIBOR + 0.800%), 0.886%, 11/25/2053 (A)(C)	982,000	984,372
Series 2021-1, Class A (1 month LIBOR + 0.700%), 0.784%, 02/25/2055 (A)(C)	288,000	288,659
Series 2021-2, Class A (1 month LIBOR + 0.750%), 0.836%, 04/25/2055 (A)(C)	786,000	786,808
MFRA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (C)(E)	514,907	515,339

46

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4, 3.176%, 08/15/2045	$209,000	$211,351
Series 2015-C20, Class A4, 3.249%, 02/15/2048	158,000	168,415
Morgan Stanley Capital Trust
Series 2020-HR8, Class A3, 1.790%, 07/15/2053	576,000	563,675
Series 2021-L6, Class A4, 2.444%, 06/15/2054	201,000	205,484
Series 2021-L7, Class A5, 2.574%, 09/15/2031 (B)	774,000	797,212
MSG III Securitization Trust Series 2021-1, Class A (1 month LIBOR + 0.750%) 0.836%, 06/25/2054 (A)(C)	489,000	488,840
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (C)(E)	296,799	298,978
NewRez Warehouse Securitization Trust Series 2021-1, Class A (1 month LIBOR + 0.750%) 0.836%, 05/25/2055 (A)(C)	2,043,000	2,045,173
STAR Trust Series 2021-1, Class A1 1.219%, 05/25/2065 (C)(E)	512,260	513,081
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (C)(E)	593,099	598,207
Series 2020-3, Class A1, 1.486%, 04/25/2065 (C)(E)	558,632	561,002
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (C)(E)	444,846	444,165
Series 2021-4, Class A1, 1.162%, 08/25/2056 (C)(E)	1,056,000	1,056,849
Verus Securitization Trust
Series 2019-3, Class A1, 2.784%, 07/25/2059 (C)	476,058	479,027
Series 2019-4, Class A1, 2.642%, 11/25/2059 (C)	748,779	759,663
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (C)(E)	359,936	363,550
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (C)(E)	251,211	254,994
Series 2020-1, Class A1, 2.417%, 01/25/2060 (C)	917,030	927,981
Series 2020-2, Class A1, 2.226%, 05/25/2060 (C)(E)	430,961	433,592
Series 2020-5, Class A1, 1.218%, 05/25/2065 (C)	190,920	191,464
Series 2021-1, Class A1, 0.815%, 01/25/2066 (C)(E)	627,208	626,389
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(E)	1,117,969	1,119,683
Series 2021-3, Class A1, 1.046%, 06/25/2066 (C)(E)	783,374	785,788
Series 2021-4, Class A1, 0.938%, 07/25/2066 (C)(E)	814,207	813,274
Series 2021-5, Class A1, 1.013%, 09/25/2066 (C)(E)	2,845,000	2,840,894
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (C)(E)	701,394	700,625
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (C)(E)	$696,246	$697,713
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (C)	510,957	512,316
		43,413,295
U.S. Government Agency – 3.9%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,488,117	1,546,881
Series 4205, Class PA, 1.750%, 05/15/2043	411,774	423,435
Series 4426, Class QC, 1.750%, 07/15/2037	741,488	758,781
Series 4705, Class A, 4.500%, 09/15/2042	180,629	182,631
Series 4742, Class PA, 3.000%, 10/15/2047	1,594,678	1,651,625
Series 4763, Class CA, 3.000%, 09/15/2038	225,228	239,267
Series 4767, Class KA, 3.000%, 03/15/2048	718,507	763,477
Series 4846, Class PF (1 month LIBOR + 0.350%), 0.434%, 12/15/2048 (A)	127,442	126,800
Series 4880, Class DA, 3.000%, 05/15/2050	938,791	997,258
Series 5091, Class AB, 1.500%, 03/25/2051	1,713,990	1,710,881
Series 5092, Class DT, 1.500%, 11/25/2049	1,859,462	1,866,168
Series 5119, Class AB, 1.500%, 08/25/2049	686,139	690,663
Federal National Mortgage Association
Series 2012-151, Class NX, 1.500%, 01/25/2043	482,257	484,574
Series 2013-11, Class AP, 1.500%, 01/25/2043	1,624,177	1,640,825
Series 2013-43, Class BP, 1.750%, 05/25/2043	558,971	573,720
Series 2014-73, Class MA, 2.500%, 11/25/2044	340,197	352,079
Series 2015-84, Class PA, 1.700%, 08/25/2033	1,958,609	2,016,148
Series 2016-48, Class MA, 2.000%, 06/25/2038	2,006,399	2,080,575
Series 2016-57, Class PC, 1.750%, 06/25/2046	3,738,757	3,772,708
Series 2017-13, Class PA, 3.000%, 08/25/2046	747,883	782,676
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (E)	320,000	344,252
Series 2018-14, Class KC, 3.000%, 03/25/2048	1,245,259	1,322,332
Series 2018-15, Class AB, 3.000%, 03/25/2048	286,961	304,595
Series 2018-8, Class KL, 2.500%, 03/25/2047	755,210	785,531
Series 2019-25, Class PA, 3.000%, 05/25/2048	1,283,321	1,355,265
Series 2019-35, Class A, 3.000%, 07/25/2049	477,457	497,075

47

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2020-48, Class AB, 2.000%, 07/25/2050	$710,167	$725,732
Series 2020-48, Class DA, 2.000%, 07/25/2050	2,259,190	2,290,838
Series 2021-27, Class EC, 1.500%, 05/25/2051	2,630,932	2,645,216
Series 414, Class A35, 3.500%, 10/25/2042	1,611,326	1,737,824
Government National Mortgage Association
Series 2012-141, Class WA, 4.537%, 11/16/2041 (E)	222,682	247,420
Series 2017-167, Class BQ, 2.500%, 08/20/2044	749,054	774,400
Series 2018-11, Class PC, 2.750%, 12/20/2047	779,982	800,982
Series 2019-132, Class NA, 3.500%, 09/20/2049	551,547	583,420
Series 2019-31, Class JC, 3.500%, 03/20/2049	462,156	494,494
Series 2021-23, Class MG, 1.500%, 02/20/2051	1,774,049	1,786,804
		39,357,352
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $81,770,384)		$82,770,647
ASSET BACKED SECURITIES – 8.4%
AmeriCredit Automobile Receivables Trust Series 2020-2, Class A2A 0.600%, 12/18/2023	448,878	449,213
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A, Class A 3.070%, 09/20/2023 (C)	637,000	650,202
Series 2019-3A, Class A 2.360%, 03/20/2026 (C)	678,000	705,206
Capital One Multi-Asset Execution Trust Series 2021-A2, Class A2 1.390%, 07/15/2030	2,730,000	2,701,049
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 1.736%, 11/26/2046 (A)(C)	460,017	464,910
Series 2018-A, Class A2 4.130%, 12/26/2047 (C)	319,216	334,703
Series 2019-A, Class A2 3.280%, 12/28/2048 (C)	530,529	548,158
Series 2021-A, Class A2 1.600%, 07/25/2051 (C)	787,405	783,652
Ford Credit Auto Owner Trust
Series 2018-1, Class A 3.190%, 07/15/2031 (C)	597,000	639,228
Series 2019-1, Class A 3.520%, 07/15/2030 (C)	1,452,000	1,545,866
Series 2021-1, Class A 1.370%, 10/17/2033 (C)	653,000	655,758
GM Financial Revolving Receivables Trust Series 2021-1, Class A 1.170%, 06/12/2034 (C)	1,159,000	1,158,885
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Hertz Vehicle Financing III LP Series 2021-2A, Class A 1.680%, 12/27/2027 (C)	$1,594,000	$1,595,677
Hertz Vehicle Financing LLC Series 2021-1A, Class A 1.210%, 12/26/2025 (C)	542,000	543,725
Mercedes-Benz Auto Receivables Trust Series 2021-1, Class A3 0.460%, 06/15/2026	839,000	837,384
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 1.684%, 10/15/2031 (A)(C)	470,000	478,590
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 2.234%, 12/15/2045 (A)(C)	374,521	384,779
Series 2020-IA, Class A1A 1.330%, 04/15/2069 (C)	2,162,426	2,167,857
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (C)	32,461	32,832
Series 2018-CA, Class A2 3.520%, 06/16/2042 (C)	104,094	106,158
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (C)	857,123	899,537
Series 2019-CA, Class A2 3.130%, 02/15/2068 (C)	916,685	939,221
Series 2019-D, Class A2A 3.010%, 12/15/2059 (C)	1,571,491	1,639,743
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	1,052,512	1,075,276
Series 2019-GA, Class A 2.400%, 10/15/2068 (C)	522,837	532,604
Series 2020-BA, Class A2 2.120%, 01/15/2069 (C)	676,146	685,929
Series 2020-DA, Class A 1.690%, 05/15/2069 (C)	421,969	426,203
Series 2020-EA, Class A 1.690%, 05/15/2069 (C)	160,242	162,489
Series 2020-GA, Class A 1.170%, 09/16/2069 (C)	1,054,763	1,060,259
Series 2020-HA, Class A 1.310%, 01/15/2069 (C)	567,130	570,935
Series 2021-A, Class A 0.840%, 05/15/2069 (C)	287,634	287,214
Series 2021-BA, Class A 0.940%, 07/15/2069 (C)	366,065	365,402
Series 2021-CA, Class A 1.060%, 10/15/2069 (C)	2,208,425	2,212,134
Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	2,398,863	2,390,220
Series 2021-FA, Class A 1.110%, 02/18/2070 (C)	2,622,000	2,612,447
Navient Student Loan Trust Series 2019-BA, Class A2A 3.390%, 12/15/2059 (C)	1,337,998	1,393,577
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 0.305%, 10/27/2036 (A)	1,066,238	1,052,072
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 0.285%, 01/25/2037 (A)	1,076,654	1,065,179
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 0.235%, 10/25/2033 (A)	3,245,931	3,201,072

48

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 0.225%, 03/23/2037 (A)	$3,165,642	$3,117,118
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 0.245%, 12/24/2035 (A)	2,174,844	2,145,032
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 0.305%, 03/22/2032 (A)	547,417	530,712
Santander Drive Auto Receivables Trust
Series 2020-1, Class A3 2.030%, 02/15/2024	186,411	186,785
Series 2020-3, Class A3 0.520%, 07/15/2024	530,264	530,480
Series 2020-4, Class A3 0.480%, 07/15/2024	528,000	528,536
Santander Retail Auto Lease Trust Series 2021-B, Class A3 0.510%, 08/20/2024 (C)	495,000	495,093
SLM Student Loan Trust
Series 2003-1, Class A5C (3 month LIBOR + 0.750%) 0.866%, 12/15/2032 (A)(C)	673,613	654,488
Series 2003-10A, Class A4 (3 month LIBOR + 0.670%) 0.786%, 12/17/2068 (A)(C)	1,670,000	1,673,120
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 0.185%, 07/25/2022 (A)	2,773,302	2,725,987
Series 2007-3, Class A4 (3 month LIBOR + 0.060%) 0.185%, 01/25/2022 (A)	749,745	731,966
Series 2010-1, Class A (1 month LIBOR + 0.400%) 0.486%, 03/25/2025 (A)	793,655	780,921
Series 2012-1, Class A3 (1 month LIBOR + 0.950%) 1.036%, 09/25/2028 (A)	1,861,037	1,842,155
Series 2012-2, Class A (1 month LIBOR + 0.700%) 0.786%, 01/25/2029 (A)	1,569,369	1,542,043
Series 2012-6, Class A3 (1 month LIBOR + 0.750%) 0.836%, 05/26/2026 (A)	1,078,381	1,057,925
SMB Private Education Loan Trust
Series 2015-B, Class A2B (1 month LIBOR + 1.200%) 1.284%, 07/15/2027 (A)(C)	129,063	129,325
Series 2016-A, Class A2A 2.700%, 05/15/2031 (C)	921,718	942,825
Series 2016-B, Class A2A 2.430%, 02/17/2032 (C)	141,305	144,507
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 1.534%, 02/17/2032 (A)(C)	55,513	56,241
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 1.184%, 09/15/2034 (A)(C)	381,903	383,961
Series 2018-C, Class A2A 3.630%, 11/15/2035 (C)	199,294	209,208
Series 2019-A, Class A2A 3.440%, 07/15/2036 (C)	434,411	453,062
Series 2020-B, Class A1A 1.290%, 07/15/2053 (C)	1,282,069	1,286,348
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (C)	1,208,623	1,221,648
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2020-PTB, Class A2A 1.600%, 09/15/2054 (C)	$3,709,160	$3,749,337
Series 2021-A, Class APT1 1.070%, 01/15/2053 (C)	3,763,034	3,706,995
Series 2021-B, Class A 1.310%, 07/17/2051 (C)	1,570,522	1,569,788
Series 2021-C, Class A1 (1 month LIBOR + 0.400%) 0.484%, 01/15/2053 (A)(C)	635,878	636,386
Series 2021-C, Class A2 (1 month LIBOR + 0.800%) 0.884%, 01/15/2053 (A)(C)	1,275,000	1,275,000
Series 2021-D, Class A1A 1.340%, 03/17/2053 (C)	2,460,000	2,459,506
SoFi Professional Loan Program LLC
Series 2016-A, Class A2 2.760%, 12/26/2036 (C)	206,099	207,502
Series 2016-E, Class A1 (1 month LIBOR + 0.850%) 0.936%, 07/25/2039 (A)(C)	49,429	49,500
Series 2017-A, Class A1 (1 month LIBOR + 0.700%) 0.786%, 03/26/2040 (A)(C)	48,395	48,458
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (C)	51,106	52,091
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 0.586%, 11/26/2040 (A)(C)	26,856	26,869
Series 2017-E, Class A2B 2.720%, 11/26/2040 (C)	833,203	845,537
Series 2018-A, Class A2B 2.950%, 02/25/2042 (C)	294,252	299,486
Series 2020-C, Class AFX 1.950%, 02/15/2046 (C)	908,431	923,311
Series 2021-A, Class AFX 1.030%, 08/17/2043 (C)	547,178	546,441
Series 2021-B, Class AFX 1.140%, 02/15/2047 (C)	965,000	963,939
Tesla Auto Lease Trust Series 2021-A, Class A3 0.560%, 03/20/2025 (C)	382,000	382,778
Toyota Auto Loan Extended Note Trust
Series 2020-1A, Class A 1.350%, 05/25/2033 (C)	679,000	688,058
Series 2021-1A, Class A 1.070%, 02/27/2034 (C)	1,777,000	1,773,180
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.110%, 09/20/2045 (C)	390,705	393,262
Verizon Master Trust Series 2021-1, Class A 0.500%, 05/20/2027	1,614,000	1,610,742
TOTAL ASSET BACKED SECURITIES (Cost $84,661,555)		$84,932,997

49

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 3.2%
Short-term funds – 3.2%
John Hancock Collateral Trust, 0.0303% (F)(G)	395,734	$3,959,790
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (F)	27,868,587	27,868,587
TOTAL SHORT-TERM INVESTMENTS (Cost $31,828,442)		$31,828,377
Total Investments (Core Bond Trust) (Cost $1,118,786,470) – 110.9%		$1,119,856,248
Other assets and liabilities, net – (10.9%)		(109,724,727)
TOTAL NET ASSETS – 100.0%		$1,010,131,521
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $145,008,185 or 14.4% of the fund's net assets as of 9-30-21.
(D)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $3,873,569.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 9-30-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.3%
Austria - 0.4%
ANDRITZ AG	24,263	$1,329,747
Bermuda - 1.6%
Everest Re Group, Ltd.	19,423	4,870,900
Canada - 4.3%
Canadian Natural Resources, Ltd.	108,091	3,952,072
Cenovus Energy, Inc.	775,385	7,817,517
Kinross Gold Corp.	323,086	1,731,741
		13,501,330
China - 1.0%
Angang Steel Company, Ltd., H Shares	2,816,000	1,722,827
Topsports International Holdings, Ltd. (A)	1,140,000	1,294,700
		3,017,527
Finland - 2.5%
Metso Outotec OYJ	203,040	1,852,960
Nordea Bank ABP	205,969	2,654,175
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Sampo OYJ, A Shares	68,608	$3,392,024
		7,899,159
France - 14.5%
Airbus SE (B)	36,786	4,876,921
AXA SA	103,807	2,876,819
BNP Paribas SA (C)	72,814	4,658,674
Capgemini SE	12,453	2,582,454
Cie de Saint-Gobain	38,924	2,619,461
Eiffage SA	23,610	2,386,182
Imerys SA	50,209	2,163,167
Klepierre SA (B)	94,992	2,124,346
Rexel SA (B)	263,091	5,069,253
Sanofi	81,428	7,838,561
TotalEnergies SE	173,362	8,286,318
		45,482,156
Germany - 7.0%
Allianz SE	11,075	2,481,298
Deutsche Telekom AG	229,082	4,594,039
E.ON SE	176,166	2,150,222
Hannover Rueck SE	19,392	3,376,934
HeidelbergCement AG	10,290	767,666
Rheinmetall AG	12,668	1,237,385
Siemens AG	44,284	7,242,669
		21,850,213
Greece - 0.7%
Hellenic Telecommunications Organization SA	110,699	2,077,950
India - 0.4%
HDFC Bank, Ltd., ADR	15,581	1,138,815
Ireland - 1.9%
CRH PLC	62,465	2,948,018
Flutter Entertainment PLC (B)	14,616	2,874,916
		5,822,934
Italy - 0.7%
Enel SpA	292,125	2,242,115
Japan - 13.7%
Asahi Group Holdings, Ltd.	62,600	3,020,787
Fuji Corp. (Aichi)	98,700	2,506,279
Honda Motor Company, Ltd.	177,900	5,469,324
Komatsu, Ltd.	170,400	4,080,812
Mitsubishi Gas Chemical Company, Inc.	100,500	1,981,822
Nihon Unisys, Ltd.	67,100	1,737,732
Resona Holdings, Inc. (C)	669,600	2,678,410
Sanwa Holdings Corp.	104,400	1,357,284
Sony Group Corp.	39,500	4,385,241
Sumitomo Heavy Industries, Ltd.	119,800	3,122,221
Sumitomo Mitsui Financial Group, Inc.	141,500	4,977,880
Tosoh Corp.	101,500	1,839,356
TS Tech Company, Ltd.	115,200	1,480,215
Yamaha Motor Company, Ltd.	157,200	4,376,424
		43,013,787
Macau - 0.2%
Wynn Macau, Ltd. (B)(C)	745,600	627,420
Malta - 0.0%
BGP Holdings PLC (B)(D)	2,126,418	0
Netherlands - 5.1%
ING Groep NV	341,509	4,965,015
Royal Dutch Shell PLC, A Shares	228,254	5,076,181
Stellantis NV	312,958	5,964,422
		16,005,618
Norway - 1.4%
DNB Bank ASA (B)	102,188	2,323,213

50

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Norsk Hydro ASA	275,406	$2,055,628
		4,378,841
South Korea - 6.5%
Hana Financial Group, Inc.	108,791	4,228,905
KB Financial Group, Inc.	83,139	3,866,589
KT Corp., ADR	99,414	1,354,019
POSCO	6,238	1,717,688
Samsung Electronics Company, Ltd.	80,925	5,016,913
SK Telecom Company, Ltd.	14,816	4,024,268
		20,208,382
Spain - 0.6%
Applus Services SA	191,132	1,820,232
Sweden - 4.1%
Svenska Handelsbanken AB, A Shares	565,534	6,333,645
Volvo AB, B Shares	294,044	6,564,970
		12,898,615
Switzerland - 12.2%
Adecco Group AG	52,959	2,653,549
Glencore PLC (B)	1,946,144	9,154,870
Novartis AG	85,653	7,023,479
Roche Holding AG	19,374	7,070,928
STMicroelectronics NV	67,897	2,964,491
UBS Group AG	591,537	9,441,886
		38,309,203
United Kingdom - 14.7%
BAE Systems PLC	244,790	1,854,054
Coca-Cola Europacific Partners PLC	122,445	6,769,984
GlaxoSmithKline PLC	119,257	2,250,758
IMI PLC	185,666	4,127,159
Liberty Global PLC, Series A (B)	225,736	6,726,933
Melrose Industries PLC	1,181,144	2,742,269
NatWest Group PLC	1,073,124	3,235,316
Nomad Foods, Ltd. (B)	93,779	2,584,549
Persimmon PLC	59,165	2,116,034
SSE PLC	150,858	3,176,336
Tesco PLC	1,502,541	5,117,105
Travis Perkins PLC	258,453	5,313,952
		46,014,449
United States - 2.8%
Applied Materials, Inc.	14,207	1,828,867
Envista Holdings Corp. (B)	109,968	4,597,762
FMC Corp.	26,457	2,422,403
		8,849,032
TOTAL COMMON STOCKS (Cost $273,658,950)		$301,358,425
PREFERRED SECURITIES - 1.3%
Germany - 1.3%
Volkswagen AG	18,848	4,201,253
TOTAL PREFERRED SECURITIES (Cost $3,970,939)		$4,201,253
SHORT-TERM INVESTMENTS - 3.2%
Short-term funds - 3.2%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0100% (E)	5,091,318	5,091,318
John Hancock Collateral Trust, 0.0303% (E)(F)	484,966	4,852,664
TOTAL SHORT-TERM INVESTMENTS (Cost $9,944,079)		$9,943,982
Total Investments (Disciplined Value International Trust) (Cost $287,573,968) - 100.8%		$315,503,660
Other assets and liabilities, net - (0.8%)		(2,575,061)
TOTAL NET ASSETS - 100.0%		$312,928,599
Disciplined Value International Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $6,098,149. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $1,601,366 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 9-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Emerging Markets Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.0%
Australia - 0.0%
MMG, Ltd. (A)	108,000	$44,872
Belgium - 0.0%
Titan Cement International SA (A)	2,489	41,307
Brazil - 2.7%
Banco Bradesco SA	63,196	207,259
Banco do Brasil SA	54,283	288,074
Banco Santander Brasil SA	17,518	113,779
BrasilAgro - Company Brasileira de Propriedades Agricolas	4,600	25,721
Camil Alimentos SA	10,600	19,212
Cia Brasileira de Distribuicao	10,547	49,852
Cielo SA	59,300	24,936
Cogna Educacao (A)	186,166	92,643
Construtora Tenda SA	4,000	12,935
Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,823	58,911
Direcional Engenharia SA	8,400	17,615
Enauta Participacoes SA	16,860	42,725
Guararapes Confeccoes SA	4,400	10,932
International Meal Company Alimentacao SA (A)	26,670	15,672
Iochpe Maxion SA (A)	11,411	36,963
JBS SA	71,790	488,685
JHSF Participacoes SA	28,427	30,903
M Dias Branco SA	5,032	30,530
Marisa Lojas SA (A)	14,758	14,119
MRV Engenharia e Participacoes SA	15,337	34,613
Petroleo Brasileiro SA	362,947	1,876,134
Positivo Tecnologia SA	9,000	16,940
Sao Carlos Empreendimentos e Participacoes SA	5,205	35,173
TIM SA	55,934	120,686
Trisul SA	13,137	17,610
Tupy SA	9,951	36,857
Ultrapar Participacoes SA	3,860	10,448
Usinas Siderurgicas de Minas Gerais SA	14,738	42,544
Vale SA	203,870	2,854,161
		6,626,632
Canada - 0.0%
Atlas Corp. (B)	5,652	85,854
Chile - 0.4%
Camanchaca SA (A)	214,992	10,043

51

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
CAP SA	5,458	$58,065
Cementos BIO BIO SA	16,447	15,609
Cencosud SA	133,449	258,387
Cristalerias de Chile SA	3,626	11,911
Empresa Nacional de Telecomunicaciones SA	15,564	64,723
Empresas CMPC SA	53,560	100,793
Empresas COPEC SA	21,339	177,258
Empresas Hites SA (A)	46,731	7,861
Enel Americas SA	186,643	22,055
Grupo Security SA	147,513	23,590
Hortifrut SA	9,101	9,805
Inversiones Aguas Metropolitanas SA	42,648	22,121
Itau CorpBanca Chile SA (A)	10,081,598	24,728
Masisa SA (A)	321,066	4,359
PAZ Corp. SA	16,523	6,119
Ripley Corp. SA (A)	137,631	25,331
Salfacorp SA	54,622	20,997
Sigdo Koppers SA	50,989	49,437
SMU SA	43,046	4,389
Sociedad Matriz SAAM SA	670,600	46,787
Socovesa SA	113,429	15,958
SONDA SA	17,248	7,443
		987,769
China - 24.0%
360 Security Technology, Inc., Class A (A)	7,600	13,930
361 Degrees International, Ltd. (A)	119,000	57,422
3SBio, Inc. (A)(C)	146,500	143,518
AAC Technologies Holdings, Inc.	79,500	375,954
Agile Group Holdings, Ltd.	157,000	146,420
Agricultural Bank of China, Ltd., H Shares	1,681,000	577,475
Air China, Ltd., H Shares (A)	152,000	100,276
Alibaba Group Holding, Ltd. (A)	51,400	951,617
Aluminum Corp. of China, Ltd., H Shares (A)	372,000	276,315
Angang Steel Company, Ltd., H Shares	193,800	118,567
Anhui Conch Cement Company, Ltd., H Shares	137,000	739,999
Anton Oilfield Services Group (A)	284,000	18,023
Asia Cement China Holdings Corp.	65,000	51,043
AsiaInfo Technologies, Ltd. (C)	17,200	28,461
Avary Holding Shenzhen Company, Ltd., Class A	4,500	23,162
AviChina Industry & Technology Company, Ltd., H Shares	230,000	144,700
BAIC Motor Corp., Ltd., H Shares (C)	207,000	71,507
Baidu, Inc., ADR (A)	14,801	2,275,654
Baidu, Inc., Class A (A)	15,600	299,966
BAIOO Family Interactive, Ltd. (C)	126,000	11,884
Bank of Chengdu Company, Ltd., Class A	22,000	40,088
Bank of China, Ltd., H Shares	5,614,694	1,983,870
Bank of Chongqing Company, Ltd., H Shares	69,500	38,547
Bank of Communications Company, Ltd., H Shares	705,876	417,806
Bank of Ningbo Company, Ltd., Class A	28,300	153,440
Bank of Shanghai Company, Ltd., Class A	17,500	19,753
Bank of Tianjin Company, Ltd., H Shares (A)	74,000	32,595
Baoshan Iron & Steel Company, Ltd., Class A	91,300	121,988
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Baoye Group Company, Ltd., H Shares (A)	22,000	$10,838
Baozun, Inc., Class A (A)	1,300	7,558
BBMG Corp., H Shares	220,000	37,407
Beijing Capital International Airport Company, Ltd., H Shares (A)	236,000	138,348
Beijing Dabeinong Technology Group Company, Ltd., Class A	18,200	21,262
Beijing New Building Materials PLC, Class A	9,000	44,162
Beijing North Star Company, Ltd., H Shares	132,000	22,373
Beijing Urban Construction Design & Development Group Company, Ltd., H Shares (C)	35,000	10,731
BOE Technology Group Company, Ltd., Class A	179,100	139,084
Boyaa Interactive International, Ltd. (A)	63,000	3,931
BYD Electronic International Company, Ltd.	70,000	244,812
Cabbeen Fashion, Ltd.	40,000	15,691
Caitong Securities Company, Ltd., Class A	12,600	21,078
CECEP Wind-Power Corp., Class A	19,600	23,947
Central China Management Company, Ltd.	113,732	20,203
Central China Real Estate, Ltd.	113,732	21,982
Changjiang Securities Company, Ltd., Class A	11,500	13,555
Chaowei Power Holdings, Ltd.	88,000	25,229
Cheetah Mobile, Inc., ADR (A)	4,594	7,488
China Aoyuan Group, Ltd.	134,000	70,634
China BlueChemical, Ltd., H Shares	264,000	96,361
China Cinda Asset Management Company, Ltd., H Shares	1,012,000	170,906
China CITIC Bank Corp., Ltd., H Shares	730,775	329,381
China Coal Energy Company, Ltd., H Shares	178,000	135,069
China Communications Services Corp., Ltd., H Shares	217,200	120,116
China Conch Venture Holdings, Ltd.	109,000	506,128
China Construction Bank Corp., H Shares	7,044,000	5,027,181
China Development Bank Financial Leasing Company, Ltd., H Shares (C)	122,000	17,376
China Dili Group (A)	190,600	46,977
China Dongxiang Group Company, Ltd.	361,000	39,499
China East Education Holdings, Ltd. (A)(C)	45,000	46,434
China Eastern Airlines Corp., Ltd., H Shares (A)	276,000	105,494
China Electronics Optics Valley Union Holding Company, Ltd.	308,000	15,803
China Energy Engineering Corp., Ltd., H Shares (B)	162,000	26,268
China Everbright Bank Company, Ltd., H Shares	286,000	100,670
China Galaxy Securities Company, Ltd., H Shares	301,000	174,566
China Hanking Holdings, Ltd.	61,000	12,081
China Harmony Auto Holding, Ltd.	105,500	55,526
China Hongqiao Group, Ltd.	249,000	316,002
China Huarong Asset Management Company, Ltd., H Shares (A)(C)(D)	1,070,000	70,099
China Huiyuan Juice Group, Ltd. (A)(D)	212,500	13,785

52

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China International Capital Corp., Ltd., H Shares (C)	8,400	$21,959
China International Marine Containers Group Company, Ltd., H Shares	64,700	136,157
China Kepei Education Group, Ltd.	68,000	35,900
China Lesso Group Holdings, Ltd.	133,000	211,687
China Life Insurance Company, Ltd., H Shares	379,000	619,762
China Lilang, Ltd.	72,000	41,676
China Literature, Ltd. (A)(C)	2,800	21,249
China Maple Leaf Educational Systems, Ltd. (A)	222,000	39,641
China Medical System Holdings, Ltd.	146,000	266,083
China Merchants Bank Company, Ltd., H Shares	302,500	2,407,340
China Merchants Energy Shipping Company, Ltd., Class A	24,100	20,575
China Merchants Securities Company, Ltd., H Shares (C)	29,480	46,974
China Minsheng Banking Corp., Ltd., H Shares (B)	430,900	172,905
China Modern Dairy Holdings, Ltd. (B)	171,000	32,231
China Molybdenum Company, Ltd., H Shares	213,000	131,501
China National Building Material Company, Ltd., H Shares	539,450	725,651
China New Higher Education Group, Ltd. (C)	88,000	40,823
China Oilfield Services, Ltd., H Shares	182,000	172,238
China Oriental Group Company, Ltd.	164,000	50,629
China Pacific Insurance Group Company, Ltd., H Shares	220,200	653,862
China Petroleum & Chemical Corp., ADR (B)	6,198	304,756
China Petroleum & Chemical Corp., H Shares	1,262,000	621,903
China Railway Group, Ltd., H Shares	379,000	188,104
China Railway Signal & Communication Corp., Ltd., H Shares (C)	207,000	74,774
China Reinsurance Group Corp., H Shares	554,000	62,480
China Resources Medical Holdings Company, Ltd.	103,000	83,192
China Resources Pharmaceutical Group, Ltd. (C)	195,500	95,955
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	2,400	10,481
China Sanjiang Fine Chemicals Company, Ltd.	105,000	36,323
China SCE Group Holdings, Ltd.	266,200	93,074
China Shanshui Cement Group, Ltd. (A)	117,000	30,676
China Shenhua Energy Company, Ltd., H Shares	353,500	823,460
China Shineway Pharmaceutical Group, Ltd.	32,000	30,440
China Silver Group, Ltd. (A)	94,000	6,487
China Southern Airlines Company, Ltd., H Shares (A)	132,000	74,172
China Sunshine Paper Holdings Company, Ltd. (A)	31,500	7,258
China Taifeng Beddings Holdings, Ltd. (A)(D)	204,000	12,736
China Tower Corp., Ltd., H Shares (C)	3,970,000	518,806
China Vanke Company, Ltd., H Shares	199,992	546,841
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China XLX Fertiliser, Ltd.	58,000	$45,299
China Yongda Automobiles Services Holdings, Ltd.	101,000	145,747
China Yuhua Education Corp., Ltd. (C)	162,000	78,266
China ZhengTong Auto Services Holdings, Ltd. (A)	160,000	18,004
China Zheshang Bank Company, Ltd., H Shares	42,000	16,898
China Zhongwang Holdings, Ltd. (A)(D)	196,800	42,471
Chongqing Changan Automobile Company, Ltd., Class A	14,300	36,769
Chongqing Rural Commercial Bank Company, Ltd., H Shares	311,000	113,049
CIFI Holdings Group Company, Ltd.	341,380	231,749
CITIC Securities Company, Ltd., H Shares	123,500	313,089
CITIC, Ltd.	460,130	487,158
Cogobuy Group (A)(B)(C)	74,000	23,865
Colour Life Services Group Company, Ltd. (A)(B)	6,169	2,009
Consun Pharmaceutical Group, Ltd.	19,000	8,703
COSCO SHIPPING Development Company, Ltd., H Shares	434,000	85,740
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	168,000	82,059
Cosmo Lady China Holdings Company, Ltd. (A)(C)	29,000	2,598
Country Garden Holdings Company, Ltd. (B)	912,471	940,855
CPMC Holdings, Ltd.	76,000	39,714
CSPC Pharmaceutical Group, Ltd.	76,000	90,695
CT Environmental Group, Ltd. (A)(D)	164,000	2,507
DaFa Properties Group, Ltd. (B)	27,000	17,402
Dali Foods Group Company, Ltd. (C)	180,500	108,727
Dexin China Holdings Company, Ltd. (A)	66,000	23,689
Dongfang Electric Corp., Ltd., H Shares	29,000	47,664
Dongfeng Motor Group Company, Ltd., H Shares	210,000	187,005
DouYu International Holdings, Ltd., ADR (A)	3,398	11,179
E-Commodities Holdings, Ltd.	348,000	34,182
E-House China Enterprise Holdings, Ltd.	75,000	11,343
Everbright Securities Company, Ltd., H Shares (B)(C)	25,600	19,765
Fang Holdings, Ltd., ADR (A)	10	63
Fantasia Holdings Group Company, Ltd. (A)(B)	172,500	12,368
FAW Jiefang Group Company, Ltd., Class A	9,300	15,389
FinVolution Group, ADR	6,795	38,324
First Tractor Company, Ltd., H Shares (B)	36,000	17,481
Fosun International, Ltd.	195,460	237,533
Fu Shou Yuan International Group, Ltd.	103,000	85,675
Fufeng Group, Ltd. (A)	240,200	84,825
GDS Holdings, Ltd., H Shares (A)	19,000	134,723
Genertec Universal Medical Group Company, Ltd. (C)	99,000	77,400
GF Securities Company, Ltd., H Shares	102,600	178,918
Grand Baoxin Auto Group, Ltd. (A)	219,500	24,700
Greatview Aseptic Packaging Company, Ltd.	44,000	16,326

53

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Gree Electric Appliances, Inc. of Zhuhai, Class A	15,900	$94,942
Greenland Hong Kong Holdings, Ltd.	88,000	21,999
Greentown China Holdings, Ltd. (B)	102,500	154,585
Greentown Service Group Company, Ltd.	98,000	106,321
Guanghui Energy Company, Ltd., Class A (A)	15,400	20,563
Guangshen Railway Company, Ltd., ADR (A)	3,552	32,501
Guangshen Railway Company, Ltd., H Shares (A)	34,000	6,271
Guangzhou Automobile Group Company, Ltd., H Shares	210,000	184,536
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	24,000	60,740
Guangzhou R&F Properties Company, Ltd., H Shares (B)	201,600	155,126
Guorui Properties, Ltd. (A)	84,000	3,239
Guosen Securities Company, Ltd., Class A	16,400	29,903
Guotai Junan Securities Company, Ltd., H Shares (C)	34,600	49,857
Haichang Ocean Park Holdings, Ltd. (A)(C)	181,000	47,892
Haier Smart Home Company, Ltd., H Shares	191,600	669,806
Haitian International Holdings, Ltd.	70,000	217,186
Haitong Securities Company, Ltd., H Shares	188,000	171,387
Harbin Bank Company, Ltd., H Shares (A)(C)	74,000	7,677
Harbin Electric Company, Ltd., H Shares (A)	128,000	60,609
HC Group, Inc. (A)	98,000	10,246
Hello Group, Inc., ADR	17,548	185,658
Hengan International Group Company, Ltd.	70,000	373,282
Hiroca Holdings, Ltd.	8,000	13,429
Hisense Home Appliances Group Company, Ltd., H Shares	39,000	42,238
Honghua Group, Ltd. (A)	367,000	11,127
Honworld Group, Ltd. (A)(C)(D)	56,000	19,876
Hope Education Group Company, Ltd. (C)	352,000	52,532
Hua Hong Semiconductor, Ltd. (A)(C)	27,000	138,488
Huadong Medicine Company, Ltd., Class A	4,620	21,190
Huatai Securities Company, Ltd., H Shares (C)	112,800	173,841
Huayu Automotive Systems Company, Ltd., Class A	14,900	52,398
Huishang Bank Corp., Ltd., H Shares (A)	63,300	20,827
Humanwell Healthcare Group Company, Ltd., Class A	5,200	16,277
Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	8,600	20,042
iDreamSky Technology Holdings, Ltd. (A)(C)	32,000	17,123
Industrial & Commercial Bank of China, Ltd., H Shares	5,411,000	2,999,448
Industrial Bank Company, Ltd., Class A	62,600	176,135
Inke, Ltd. (A)	75,000	14,424
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	120,200	58,401
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Inner Mongolia Yitai Coal Company, Ltd., H Shares	25,700	$20,754
Inspur Electronic Information Industry Company, Ltd., Class A	4,600	20,227
JD.com, Inc., Class A (A)	13,650	492,114
JH Educational Technology, Inc. (A)	42,000	10,099
Jiangxi Copper Company, Ltd., H Shares	99,000	176,132
Jiangxi Zhengbang Technology Company, Ltd., Class A	14,100	20,483
Jingrui Holdings, Ltd. (A)	69,000	20,568
JinkoSolar Holding Company, Ltd., ADR (A)(B)	5,009	229,462
JNBY Design, Ltd.	11,000	19,095
Jointown Pharmaceutical Group Company, Ltd., Class A	7,700	18,460
Kaisa Group Holdings, Ltd. (A)	294,857	80,232
Kaisa Prosperity Holdings, Ltd. (A)	4,000	11,102
Kangda International Environmental Company, Ltd. (A)(C)	140,000	15,587
Kasen International Holdings, Ltd. (A)	119,000	9,077
Kingsoft Corp., Ltd.	93,600	372,657
KWG Group Holdings, Ltd.	177,013	172,643
KWG Living Group Holdings, Ltd.	88,506	65,373
Legend Holdings Corp., H Shares (C)	66,200	127,796
Lenovo Group, Ltd.	762,000	994,581
Lens Technology Company, Ltd., Class A	8,800	28,267
LexinFintech Holdings, Ltd., ADR (A)	14,967	88,156
Liaoning Port Company, Ltd., H Shares	204,000	19,867
Lingyi iTech Guangdong Company, Class A (A)	40,900	40,708
Livzon Pharmaceutical Group, Inc., H Shares	17,400	63,706
Logan Group Company, Ltd.	166,000	173,231
Longfor Group Holdings, Ltd. (C)	201,500	920,671
Lonking Holdings, Ltd.	277,000	83,550
Luxi Chemical Group Company, Ltd., Class A	6,400	18,530
Luye Pharma Group, Ltd. (A)(C)	235,000	122,092
Maanshan Iron & Steel Company, Ltd., H Shares	108,000	49,023
Metallurgical Corp. of China, Ltd., H Shares	185,000	56,628
Minth Group, Ltd.	88,000	301,054
MOBI Development Company, Ltd. (A)	70,000	3,369
Modern Land China Company, Ltd.	88,000	6,560
Nature Home Holding Company, Ltd. (A)	59,000	11,828
NetDragon Websoft Holdings, Ltd.	17,000	38,235
New China Life Insurance Company, Ltd., H Shares	86,800	255,555
New Hope Liuhe Company, Ltd., Class A (A)	16,500	37,545
NVC International Holdings, Ltd. (A)	267,000	6,365
Orient Securities Company, Ltd., H Shares (C)	42,000	40,805
PetroChina Company, Ltd., H Shares	2,098,000	982,630
PICC Property & Casualty Company, Ltd., H Shares	592,000	574,280
Ping An Bank Company, Ltd., Class A	90,100	248,750
Ping An Insurance Group Company of China, Ltd., H Shares	446,500	3,053,782
Postal Savings Bank of China Company, Ltd., H Shares (C)	534,000	367,101

54

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Power Construction Corp. of China, Ltd., Class A	44,500	$58,258
Powerlong Real Estate Holdings, Ltd.	178,000	134,172
Q Technology Group Company, Ltd.	37,000	53,122
Qingdao Port International Company, Ltd., H Shares (C)	19,000	9,902
Qingling Motors Company, Ltd., H Shares	128,000	26,698
Qunxing Paper Holdings Company, Ltd. (A)(D)	634,371	0
Red Star Macalline Group Corp., Ltd., H Shares (A)(C)	62,480	36,220
Redco Properties Group, Ltd. (C)	96,000	35,716
Redsun Properties Group, Ltd.	93,000	28,735
Ronshine China Holdings, Ltd. (A)	61,500	30,697
SAIC Motor Corp., Ltd., Class A	17,500	51,504
Sailun Group Company, Ltd., Class A	14,200	25,136
Sany Heavy Equipment International Holdings Company, Ltd.	99,000	117,125
Sany Heavy Industry Company, Ltd., Class A	39,000	152,845
Seazen Group, Ltd. (A)	240,000	191,575
Shaanxi Coal Industry Company, Ltd., Class A	24,600	56,064
Shandong Chenming Paper Holdings, Ltd., H Shares (B)	41,000	23,383
Shandong Gold Mining Company, Ltd., H Shares (B)(C)	63,500	112,460
Shandong Molong Petroleum Machinery Company, Ltd., H Shares (A)	33,600	19,327
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	252,000	447,155
Shanghai Electric Group Company, Ltd., H Shares	158,000	49,267
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	22,500	115,185
Shanghai International Port Group Company, Ltd., Class A	22,000	20,686
Shanghai Jin Jiang Capital Company, Ltd., H Shares	244,000	48,961
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	91,200	176,764
Shanghai Pudong Development Bank Company, Ltd., Class A	83,200	115,563
Shanghai RAAS Blood Products Company, Ltd., Class A	9,700	10,228
Shanxi Coking Coal Energy Group Company, Ltd., Class A	22,900	41,606
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	11,400	26,239
Shengjing Bank Company, Ltd., H Shares (A)(C)	17,500	15,707
Shenguan Holdings Group, Ltd.	90,000	4,537
Shenwan Hongyuan Group Company, Ltd., H Shares (C)	143,200	37,858
Shenzhen Overseas Chinese Town Company, Ltd., Class A	44,000	50,743
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	4,100	10,551
Shui On Land, Ltd.	390,961	58,583
Sichuan Hebang Biotechnology Company, Ltd., H Shares (A)	32,700	19,816
Sichuan Road & Bridge Company, Ltd., Class A	13,800	17,943
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sihuan Pharmaceutical Holdings Group, Ltd. (B)	177,000	$37,634
Sino-Ocean Group Holding, Ltd.	333,973	65,459
Sinopec Engineering Group Company, Ltd., H Shares	129,000	65,375
Sinopec Oilfield Service Corp., H Shares (A)	328,000	34,271
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	300,000	72,741
Sinopharm Group Company, Ltd., H Shares	156,800	410,905
Sinosoft Technology Group, Ltd.	104,000	13,786
Sinotrans, Ltd., H Shares	242,000	94,380
Sinotruk Hong Kong, Ltd.	92,500	137,016
Skyfame Realty Holdings, Ltd.	286,000	33,375
SOHO China, Ltd. (A)	247,000	65,334
Sun King Technology Group, Ltd. (A)	58,000	29,371
Sunac China Holdings, Ltd.	291,000	620,261
Sunac Services Holdings, Ltd. (C)	7,400	15,228
Suning.com Company, Ltd., Class A (A)	26,300	20,287
Sunshine 100 China Holdings, Ltd. (C)	77,000	4,544
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	5,200	16,696
TCL Technology Group Corp., Class A	75,900	73,106
Ten Pao Group Holdings, Ltd.	80,000	21,880
Tencent Music Entertainment Group, ADR (A)	41,190	298,628
Tenwow International Holdings, Ltd. (A)(D)	121,000	4,430
The People's Insurance Company Group of China, Ltd., H Shares	514,000	159,494
Tian Ge Interactive Holdings, Ltd. (A)(C)	44,000	4,827
Tiangong International Company, Ltd. (B)	108,000	64,328
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	24,000	12,018
Tianli Education International Holdings, Ltd.	150,000	32,943
Tianneng Power International, Ltd. (B)	78,000	87,179
Tianyun International Holdings, Ltd. (A)	54,000	10,335
Times China Holdings, Ltd.	28,000	23,280
Tingyi Cayman Islands Holding Corp.	212,000	394,174
Tong Ren Tang Technologies Company, Ltd., H Shares	62,000	46,299
Tongcheng-Elong Holdings, Ltd. (A)	74,000	178,693
TravelSky Technology, Ltd., H Shares	88,000	169,730
Trigiant Group, Ltd. (A)	158,000	13,741
Trip.com Group, Ltd. (A)	750	22,881
Trip.com Group, Ltd., ADR (A)	35,226	1,083,200
Uni-President China Holdings, Ltd.	120,000	113,904
Unisplendour Corp., Ltd., Class A	6,400	24,607
Viomi Technology Company, Ltd., ADR (A)(B)	4,620	21,067
Vipshop Holdings, Ltd., ADR (A)	43,158	480,780
Virscend Education Company, Ltd. (B)(C)	59,000	3,728
Want Want China Holdings, Ltd.	439,000	331,481
Weibo Corp., ADR (A)	540	25,645
Weichai Power Company, Ltd., H Shares	206,000	426,360
Weiqiao Textile Company, H Shares	73,500	26,721
Wens Foodstuffs Group Company, Ltd., Class A	20,300	45,380
West China Cement, Ltd.	298,000	55,395

55

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Wisdom Education International Holdings Company, Ltd.	122,000	$23,069
Wuchan Zhongda Group Company, Ltd., Class A	20,900	20,848
Xiabuxiabu Catering Management China Holdings Company, Ltd. (A)(C)	62,500	61,357
Xiamen International Port Company, Ltd., H Shares	260,000	28,748
Xingda International Holdings, Ltd.	147,515	32,153
Xingfa Aluminium Holdings, Ltd.	29,000	38,694
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	51,000	38,531
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (B)	47,000	98,832
Xinjiang Zhongtai Chemical Company, Ltd., Class A	8,100	16,669
Xinte Energy Company, Ltd., H Shares	14,400	38,143
Xinyuan Real Estate Company, Ltd., ADR	6,010	10,518
Yangtze Optical Fibre and Cable Joint Stock Company, Ltd., H Shares (C)	15,500	23,834
Yanzhou Coal Mining Company, Ltd., H Shares	178,000	335,660
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (A)(C)	33,400	19,698
Yiren Digital, Ltd., ADR (A)	7,156	21,540
YTO Express Group Company, Ltd., Class A	10,000	21,554
Yum China Holdings, Inc.	15,341	891,466
Yunnan Baiyao Group Company, Ltd., Class A	3,400	51,360
Yuzhou Group Holdings Company, Ltd.	328,890	48,623
Zepp Health Corp., ADR (A)	2,968	23,833
Zhaojin Mining Industry Company, Ltd., H Shares (B)	122,500	86,245
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	13,700	15,658
Zhejiang Dahua Technology Company, Ltd., Class A	6,800	24,806
Zhejiang Glass Company, Ltd., H Shares (A)(D)	162,000	0
Zhejiang NHU Company, Ltd., Class A	5,800	23,988
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares (B)	25,400	26,297
Zhenro Properties Group, Ltd. (B)	131,000	71,412
Zhong An Group, Ltd. (A)	409,000	17,250
Zhou Hei Ya International Holdings Company, Ltd. (A)(C)	58,000	58,552
Zhuzhou CRRC Times Electric Company, Ltd., H Shares (A)	47,900	219,462
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	135,200	120,476
ZTE Corp., H Shares	62,400	204,745
ZTO Express Cayman, Inc., ADR	7,597	232,924
		59,573,726
Colombia - 0.1%
Cementos Argos SA	24,726	38,279
Grupo Argos SA	36,406	106,700
Grupo de Inversiones Suramericana SA	23,322	131,071
		276,050
Czech Republic - 0.1%
CEZ AS	5,875	191,129
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Czech Republic (continued)
Komercni banka AS	2,458	$99,535
		290,664
Greece - 0.3%
Alpha Services and Holdings SA (A)	98,073	123,033
Bank of Greece	667	12,849
Ellaktor SA (A)	22,580	34,348
Eurobank Ergasias Services and Holdings SA (A)	179,251	166,866
Fourlis Holdings SA (A)	3,756	17,338
Hellenic Petroleum SA	6,586	42,786
JUMBO SA	3,509	57,136
Motor Oil Hellas Corinth Refineries SA (A)	3,190	48,487
Mytilineos SA	7,106	115,445
National Bank of Greece SA (A)	28,623	79,701
Piraeus Financial Holdings SA (A)	2,005	3,227
		701,216
Hong Kong - 5.5%
AAG Energy Holdings, Ltd. (C)	68,000	21,544
Ajisen China Holdings, Ltd.	147,000	25,333
Anxin-China Holdings, Ltd. (A)(D)	1,648,000	0
APT Satellite Holdings, Ltd.	28,000	8,270
Asian Citrus Holdings, Ltd. (A)(B)	249,000	6,641
Ausnutria Dairy Corp., Ltd. (A)	70,000	72,241
Beijing Energy International Holding Company, Ltd. (A)	814,000	31,876
Beijing Enterprises Clean Energy Group, Ltd. (A)	600,000	7,588
Beijing Enterprises Holdings, Ltd.	63,500	253,460
Beijing Enterprises Water Group, Ltd.	532,000	208,247
Brilliance China Automotive Holdings, Ltd. (A)	216,000	86,400
C C Land Holdings, Ltd.	125,126	28,318
C&D International Investment Group, Ltd.	14,000	26,787
CA Cultural Technology Group, Ltd. (A)(B)	35,000	12,233
CECEP COSTIN New Materials Group, Ltd. (A)(D)	348,000	0
CGN New Energy Holdings Company, Ltd. (B)	150,000	157,880
China Aerospace International Holdings, Ltd.	190,000	14,607
China Aircraft Leasing Group Holdings, Ltd. (B)	23,000	15,040
China Boton Group Company, Ltd. (A)(B)	20,000	7,681
China Education Group Holdings, Ltd.	36,000	62,097
China Everbright Greentech, Ltd. (B)(C)	114,000	44,530
China Everbright, Ltd.	76,000	89,295
China Fiber Optic Network System Group, Ltd. (A)(D)	150,800	5,424
China Foods, Ltd.	74,000	26,641
China Gas Holdings, Ltd.	254,000	750,175
China Grand Pharmaceutical and Healthcare Holdings, Ltd.	86,000	68,856
China High Precision Automation Group, Ltd. (A)(D)	18,000	2,150
China High Speed Transmission Equipment Group Company, Ltd. (A)	45,000	37,796
China Jinmao Holdings Group, Ltd.	500,000	179,673
China Longevity Group Company, Ltd. (A)(D)	93,000	4,910
China Lumena New Materials Corp. (A)(D)	50,900	0

56

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Merchants Land, Ltd. (A)	260,000	$29,679
China Merchants Port Holdings Company, Ltd.	136,622	233,626
China New Town Development Company, Ltd. (A)	300,165	3,652
China Oil & Gas Group, Ltd. (A)	600,000	43,423
China Overseas Grand Oceans Group, Ltd.	191,500	116,750
China Overseas Land & Investment, Ltd.	421,000	952,770
China Resources Cement Holdings, Ltd.	282,000	271,058
China Resources Gas Group, Ltd.	98,000	514,050
China Resources Land, Ltd.	366,000	1,540,367
China South City Holdings, Ltd.	498,000	41,982
China Taiping Insurance Holdings Company, Ltd.	178,600	270,240
China Traditional Chinese Medicine Holdings Company, Ltd.	336,000	169,795
China Travel International Investment Hong Kong, Ltd. (A)	314,000	46,233
China Vast Industrial Urban Development Company, Ltd. (B)(C)	36,000	11,154
Chu Kong Shipping Enterprises Group Company, Ltd.	26,000	3,348
CIMC Enric Holdings, Ltd.	94,000	112,171
CITIC Resources Holdings, Ltd. (A)	488,000	33,641
Concord New Energy Group, Ltd.	690,000	86,181
COSCO SHIPPING International Hong Kong Company, Ltd.	59,625	19,090
COSCO SHIPPING Ports, Ltd.	162,371	140,236
CP Pokphand Company, Ltd.	870,000	106,577
Dawnrays Pharmaceutical Holdings, Ltd.	117,000	25,185
Digital China Holdings, Ltd.	73,000	40,156
ESR Cayman, Ltd. (A)(C)	7,800	23,541
Far East Horizon, Ltd.	183,000	185,488
GCL-Poly Energy Holdings, Ltd. (A)(B)	2,057,000	472,904
Geely Automobile Holdings, Ltd.	542,000	1,555,870
Gemdale Properties & Investment Corp., Ltd.	778,000	83,947
Glorious Property Holdings, Ltd. (A)	88,000	2,639
Glory Sun Financial Group, Ltd. (A)	612,000	19,673
Goldlion Holdings, Ltd.	36,000	7,673
Goldpac Group, Ltd.	46,000	9,357
Health & Happiness H&H International Holdings, Ltd.	24,500	58,376
Hi Sun Technology China, Ltd. (A)	240,000	39,087
Hopson Development Holdings, Ltd.	83,600	297,663
Hua Han Health Industry Holdings, Ltd. (A)(D)	880,000	23,965
Jiayuan International Group, Ltd.	111,625	43,638
Joy City Property, Ltd.	328,000	17,628
Ju Teng International Holdings, Ltd.	130,000	24,169
Kingboard Holdings, Ltd.	88,130	398,839
Kingboard Laminates Holdings, Ltd.	111,000	181,437
Kunlun Energy Company, Ltd.	438,000	456,059
Lee & Man Paper Manufacturing, Ltd.	129,000	94,289
Lee's Pharmaceutical Holdings, Ltd.	54,000	26,849
Lifestyle China Group, Ltd. (A)	42,000	5,272
LVGEM China Real Estate Investment Company, Ltd. (A)	60,000	14,100
Min Xin Holdings, Ltd.	24,000	9,212
Mingyuan Medicare Development Company, Ltd. (A)(D)	1,300,000	0
Minmetals Land, Ltd.	118,000	11,332
New World Department Store China, Ltd. (A)	34,000	6,047
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Nine Dragons Paper Holdings, Ltd.	185,000	$225,817
Overseas Chinese Town Asia Holdings, Ltd. (A)	52,000	9,605
PAX Global Technology, Ltd.	104,000	130,531
Poly Property Group Company, Ltd.	266,453	70,055
Pou Sheng International Holdings, Ltd. (A)	223,000	37,641
Prinx Chengshan Holdings, Ltd.	18,000	14,624
Shanghai Industrial Holdings, Ltd.	37,000	55,430
Shanghai Industrial Urban Development Group, Ltd.	359,400	31,292
Shanghai Zendai Property, Ltd. (A)	765,000	4,040
Shenzhen International Holdings, Ltd.	135,199	174,292
Shenzhen Investment, Ltd.	373,271	93,569
Shimao Group Holdings, Ltd.	150,000	274,922
Shoucheng Holdings, Ltd. (B)	128,000	26,724
Shougang Fushan Resources Group, Ltd.	272,565	82,195
Silver Grant International Holdings Group, Ltd. (A)	160,000	11,740
Sinofert Holdings, Ltd. (A)	300,000	51,404
Sinopec Kantons Holdings, Ltd.	160,000	61,095
Skyworth Group, Ltd. (A)	207,190	62,284
SSY Group, Ltd.	182,000	98,021
Symphony Holdings, Ltd.	20,000	2,341
TCL Electronics Holdings, Ltd. (A)	114,600	56,909
Texhong Textile Group, Ltd.	10,000	14,401
The Wharf Holdings, Ltd.	107,000	353,945
Tian An China Investment Company, Ltd.	54,000	31,187
Tianjin Port Development Holdings, Ltd.	478,000	39,749
Tomson Group, Ltd.	45,714	11,251
Tongda Group Holdings, Ltd. (A)	885,000	27,526
United Energy Group, Ltd.	416,000	53,443
Vinda International Holdings, Ltd. (B)	39,000	115,047
Wasion Holdings, Ltd.	90,000	30,370
Yuexiu Property Company, Ltd.	165,908	155,451
		13,543,012
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	53,879	447,617
OTP Bank NYRT (A)	1,899	111,116
		558,733
India - 13.8%
ACC, Ltd.	5,847	176,659
Adani Enterprises, Ltd.	19,762	388,565
Adani Green Energy, Ltd. (A)	5,273	81,226
Adani Ports & Special Economic Zone, Ltd.	47,493	469,950
Adani Total Gas, Ltd.	1,936	36,687
Adani Transmission, Ltd. (A)	9,644	200,777
Aditya Birla Capital, Ltd. (A)	55,560	83,824
Allcargo Logistics, Ltd.	10,467	37,727
Ambuja Cements, Ltd.	55,925	300,775
Andhra Sugars, Ltd.	1,376	11,401
Apollo Tyres, Ltd.	28,578	86,422
Arvind Fashions, Ltd. (A)	4,879	17,706
Arvind, Ltd. (A)	12,009	15,217
Aster DM Healthcare, Ltd. (A)(C)	8,448	23,518
Aurobindo Pharma, Ltd.	33,905	329,685
Axis Bank, Ltd. (A)	119,271	1,223,310
Axis Bank, Ltd., GDR (A)	310	15,801
Bajaj Holdings & Investment, Ltd.	3,524	228,322
Balmer Lawrie & Company, Ltd.	11,041	19,200
Balrampur Chini Mills, Ltd.	17,968	87,919
Bank of Baroda (A)	88,922	97,089
BEML, Ltd.	1,822	34,797

57

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Bharat Electronics, Ltd.	59,808	$162,227
Bharat Heavy Electricals, Ltd. (A)	72,839	62,820
Bharti Airtel, Ltd. (A)	7,804	72,161
Birla Corp., Ltd.	2,709	52,253
Birlasoft, Ltd.	13,384	73,299
Brigade Enterprises, Ltd.	9,013	49,715
BSE, Ltd.	724	11,976
Can Fin Homes, Ltd.	2,623	24,250
Canara Bank (A)	9,205	21,253
Ceat, Ltd.	2,623	46,795
Century Textiles & Industries, Ltd.	2,062	25,785
Chambal Fertilizers & Chemicals, Ltd.	19,376	87,465
Chennai Super Kings Cricket, Ltd. (A)(D)	207,315	6,284
Cholamandalam Financial Holdings, Ltd.	6,154	57,044
Cipla, Ltd.	35,701	471,028
City Union Bank, Ltd.	14,539	30,749
Cochin Shipyard, Ltd. (C)	2,163	10,554
Container Corp. of India, Ltd.	14,589	137,770
Cosmo Films, Ltd.	1,053	21,239
CreditAccess Grameen, Ltd. (A)	1,190	10,139
CSB Bank, Ltd. (A)	2,395	10,246
Cyient, Ltd.	5,147	73,405
Dalmia Bharat, Ltd.	2,887	81,770
DB Corp., Ltd.	6,129	8,034
DCB Bank, Ltd. (A)	23,624	28,820
DCM Shriram, Ltd.	4,769	64,337
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,609	14,193
Delta Corp., Ltd.	4,521	15,975
Dishman Carbogen Amcis, Ltd. (A)	5,361	14,398
DLF, Ltd.	42,524	237,046
Edelweiss Financial Services, Ltd.	46,814	49,472
EID Parry India, Ltd. (A)	12,265	69,049
Exide Industries, Ltd.	26,285	62,864
Federal Bank, Ltd.	191,615	216,566
Finolex Cables, Ltd.	3,327	21,969
Finolex Industries, Ltd.	25,360	70,964
Firstsource Solutions, Ltd.	16,189	42,399
Fortis Healthcare, Ltd. (A)	23,713	83,727
GAIL India, Ltd.	193,496	411,802
General Insurance Corp. of India (A)(C)	8,025	15,590
GHCL, Ltd.	6,390	38,165
Glenmark Pharmaceuticals, Ltd.	13,855	94,858
Godrej Industries, Ltd. (A)	2,755	21,457
Granules India, Ltd.	18,738	80,353
Grasim Industries, Ltd.	23,906	535,699
Gujarat Alkalies & Chemicals, Ltd.	3,130	28,175
Gujarat Ambuja Exports, Ltd.	15,820	36,815
Gujarat Fluorochemicals, Ltd. (A)	4,397	112,795
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,255	59,755
Gujarat Pipavav Port, Ltd.	15,449	22,966
Gujarat State Fertilizers & Chemicals, Ltd.	6,962	12,069
Gujarat State Petronet, Ltd.	26,721	113,210
Hero MotoCorp, Ltd.	389	14,840
HFCL, Ltd.	95,724	92,250
Hindalco Industries, Ltd.	148,861	974,483
Hindustan Aeronautics, Ltd.	1,878	34,145
ICICI Bank, Ltd.	196,478	1,849,014
ICICI Bank, Ltd., ADR	8,648	163,188
IDFC First Bank, Ltd. (A)	126,067	80,378
IDFC, Ltd. (A)	67,378	49,533
IIFL Finance, Ltd.	22,973	87,802
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
IIFL Securities, Ltd.	36,899	$48,000
Indiabulls Housing Finance, Ltd.	33,338	103,182
Indiabulls Real Estate, Ltd. (A)	28,092	56,225
Indian Bank	13,953	26,206
Indus Towers, Ltd.	32,463	133,346
IndusInd Bank, Ltd.	8,509	126,295
Jagran Prakashan, Ltd. (A)	12,700	10,151
Jindal Poly Films, Ltd.	1,066	14,605
Jindal Saw, Ltd.	29,627	45,065
Jindal Stainless Hisar, Ltd. (A)	2,829	10,863
Jindal Stainless, Ltd. (A)	6,795	14,742
Jindal Steel & Power, Ltd. (A)	52,794	273,766
JK Paper, Ltd.	7,330	22,560
JK Tyre & Industries, Ltd.	8,887	17,920
JM Financial, Ltd.	33,116	40,938
JSW Energy, Ltd.	47,449	250,623
JSW Steel, Ltd.	98,673	881,180
Jubilant Ingrevia, Ltd.	11,603	116,735
Jubilant Pharmova, Ltd.	11,603	96,767
Just Dial, Ltd. (A)	1,950	25,781
Jyothy Labs, Ltd.	5,194	11,791
Kalpataru Power Transmission, Ltd.	9,196	49,836
Kalyani Steels, Ltd.	2,643	13,613
Kaveri Seed Company, Ltd.	1,661	12,902
KEC International, Ltd.	3,954	23,559
Kiri Industries, Ltd. (A)	2,637	18,084
Kirloskar Oil Engines, Ltd.	3,612	10,160
KPIT Technologies, Ltd.	13,384	61,037
KPR Mill, Ltd.	18,150	104,007
KRBL, Ltd.	2,618	11,167
L&T Finance Holdings, Ltd. (A)	74,021	90,015
Larsen & Toubro, Ltd.	51,797	1,185,493
Laurus Labs, Ltd. (C)	14,325	118,568
LIC Housing Finance, Ltd.	39,247	224,789
Linde India, Ltd.	2,024	70,411
Lupin, Ltd.	23,401	297,361
Maharashtra Scooters, Ltd.	404	25,395
Maharashtra Seamless, Ltd.	4,212	17,948
Mahindra & Mahindra Financial Services, Ltd.	59,708	147,760
Mahindra & Mahindra, Ltd.	68,622	738,141
Mahindra CIE Automotive, Ltd. (A)	17,673	55,478
Mahindra Lifespace Developers, Ltd. (A)	10,389	38,481
Manappuram Finance, Ltd.	27,778	63,010
Max Healthcare Institute, Ltd. (A)	21,489	103,512
MOIL, Ltd.	14,559	31,898
Mphasis, Ltd.	7,042	293,205
MRF, Ltd.	111	118,399
National Aluminium Company, Ltd.	84,797	105,894
NCC, Ltd.	25,675	28,305
NIIT, Ltd.	6,437	31,945
Nilkamal, Ltd.	975	37,180
NMDC, Ltd.	47,542	90,966
Oberoi Realty, Ltd. (A)	6,103	78,900
Omaxe, Ltd. (A)	5,567	5,804
Orient Cement, Ltd.	11,282	24,059
Persistent Systems, Ltd.	6,112	306,084
Petronet LNG, Ltd.	19,168	61,487
Phillips Carbon Black, Ltd.	7,735	28,148
Piramal Enterprises, Ltd.	7,847	273,005
PNB Housing Finance, Ltd. (A)(C)	3,409	28,357
PNC Infratech, Ltd.	2,778	14,654
Polyplex Corp., Ltd.	2,563	59,183
Power Finance Corp., Ltd.	90,707	172,965
Prestige Estates Projects, Ltd.	20,468	134,019

58

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
PTC India, Ltd.	31,315	$48,512
Punjab National Bank (A)	97,317	52,224
Quess Corp., Ltd. (C)	1,882	23,054
Rain Industries, Ltd.	22,684	73,473
Rajesh Exports, Ltd.	8,931	70,599
Ramco Industries, Ltd.	4,270	17,050
Rashtriya Chemicals & Fertilizers, Ltd.	10,276	11,401
Raymond, Ltd. (A)	1,181	7,249
RBL Bank, Ltd. (A)(C)	21,550	54,729
REC, Ltd.	89,160	188,518
Redington India, Ltd.	81,148	152,539
Reliance Industries, Ltd., GDR (C)	101,378	6,885,311
Reliance Power, Ltd. (A)	63,254	11,532
Sharda Cropchem, Ltd.	2,311	10,229
Shriram City Union Finance, Ltd.	2,480	67,511
Shriram Transport Finance Company, Ltd.	13,889	241,666
Sobha, Ltd.	5,289	55,740
State Bank of India	109,237	662,177
State Bank of India, GDR	1,997	122,341
Steel Authority of India, Ltd.	106,244	161,197
Strides Pharma Science, Ltd.	2,675	21,095
Sun Pharmaceutical Industries, Ltd.	54,244	596,605
Sun TV Network, Ltd.	7,964	53,956
Sundaram-Clayton, Ltd.	227	10,424
TAKE Solutions, Ltd. (A)	7,707	5,241
Tata Chemicals, Ltd.	13,942	172,110
Tata Coffee, Ltd.	3,872	10,551
Tata Consumer Products, Ltd.	31,789	347,109
Tata Motors, Ltd. (A)	206,227	917,511
Tata Steel, Ltd.	58,310	1,000,818
Tech Mahindra, Ltd.	8,219	152,321
Techno Electric & Engineering Company, Ltd.	7,028	26,349
The Great Eastern Shipping Company, Ltd.	12,279	60,221
The India Cements, Ltd.	20,619	55,669
The Karnataka Bank, Ltd.	7,142	6,516
The Karur Vysya Bank, Ltd.	24,026	15,425
The South Indian Bank, Ltd. (A)	134,442	18,446
Transport Corp. of India, Ltd.	3,182	17,902
Trident, Ltd.	171,050	64,460
TV18 Broadcast, Ltd. (A)	95,709	48,420
UCO Bank (A)	59,961	10,948
Uflex, Ltd.	5,261	38,141
Unichem Laboratories, Ltd.	4,453	16,117
UPL, Ltd.	34,717	330,238
VA Tech Wabag, Ltd. (A)	3,621	16,212
Vardhman Textiles, Ltd.	3,223	79,994
Vedanta, Ltd., ADR	39,439	602,628
Vodafone Idea, Ltd. (A)	275,824	43,825
Welspun Corp., Ltd.	14,025	27,228
Welspun Enterprises, Ltd.	9,451	13,689
Welspun India, Ltd.	12,315	27,985
Wipro, Ltd.	137,915	1,174,278
Wockhardt, Ltd. (A)	4,216	25,694
Yes Bank, Ltd. (A)	196,614	33,033
Zee Entertainment Enterprises, Ltd.	38,274	155,912
		34,342,007
Indonesia - 1.6%
Adaro Energy Tbk PT	1,772,000	216,615
Adhi Karya Persero Tbk PT (A)	235,600	15,822
AKR Corporindo Tbk PT	152,300	46,067
Alam Sutera Realty Tbk PT (A)	1,741,800	20,488
Aneka Tambang Tbk	67,900	10,758
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Astra Agro Lestari Tbk PT	49,555	$33,675
Astra International Tbk PT	1,140,800	435,566
Astrindo Nusantara Infrastructure Tbk PT (A)	5,572,200	19,466
Bakrie Telecom Tbk PT (A)(D)	17,557,300	30,668
Bank Mandiri Persero Tbk PT	1,066,640	455,868
Bank Negara Indonesia Persero Tbk PT	591,381	220,162
Bank Pan Indonesia Tbk PT (A)	695,197	36,171
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	284,100	26,897
Bank Pembangunan Daerah Jawa Timur Tbk PT	625,600	31,373
Bank Tabungan Negara Persero Tbk PT (A)	376,361	36,994
Bekasi Fajar Industrial Estate Tbk PT (A)	817,800	7,250
BISI International Tbk PT	290,800	20,585
Blue Bird Tbk PT	5,500	473
Buana Lintas Lautan Tbk PT (A)	1,186,800	22,490
Bukit Asam Tbk PT	380,100	73,000
Bumi Serpong Damai Tbk PT (A)	499,400	34,574
Ciputra Development Tbk PT	1,290,744	83,793
Delta Dunia Makmur Tbk PT (A)	610,700	14,036
Elnusa Tbk PT	742,600	15,775
Erajaya Swasembada Tbk PT	1,113,500	46,698
Gudang Garam Tbk PT	32,400	73,444
Indah Kiat Pulp & Paper Tbk PT	279,700	166,298
Indika Energy Tbk PT (A)	225,300	29,740
Indo Tambangraya Megah Tbk PT	34,600	50,027
Indocement Tunggal Prakarsa Tbk PT	110,800	80,673
Indofood CBP Sukses Makmur Tbk PT	38,600	22,480
Indofood Sukses Makmur Tbk PT	483,100	213,730
Intiland Development Tbk PT (A)	1,316,300	15,172
Japfa Comfeed Indonesia Tbk PT	499,770	68,424
Jaya Real Property Tbk PT	215,500	6,975
Kawasan Industri Jababeka Tbk PT (A)	2,384,099	26,163
Krakatau Steel Persero Tbk PT (A)	733,900	25,796
Link Net Tbk PT	58,200	16,331
Lippo Karawaci Tbk PT (A)	4,020,148	42,843
Malindo Feedmill Tbk PT (A)	128,500	7,150
Map Aktif Adiperkasa PT (A)	105,900	18,917
Medco Energi Internasional Tbk PT (A)	1,194,526	45,435
Media Nusantara Citra Tbk PT	718,600	41,648
Mitra Adiperkasa Tbk PT (A)	715,200	38,758
MNC Vision Networks Tbk PT (A)	614,600	10,189
Pabrik Kertas Tjiwi Kimia Tbk PT	128,800	71,207
Panin Financial Tbk PT (A)	949,400	11,912
Paninvest Tbk PT (A)	116,800	5,629
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	318,000	27,016
PP Persero Tbk PT (A)	292,600	22,018
Puradelta Lestari Tbk PT	1,584,700	21,451
Ramayana Lestari Sentosa Tbk PT (A)	463,200	22,121
Salim Ivomas Pratama Tbk PT	670,100	21,371
Semen Indonesia Persero Tbk PT	259,300	147,370
Siloam International Hospitals Tbk PT	36,900	25,273
Sri Rejeki Isman Tbk PT (A)(D)	1,260,900	12,862
Suryainti Permata Tbk PT (A)(D)	1,446,000	0
Timah Tbk PT (A)	210,500	22,060
Truba Alam Manunggal Engineering PT (A)(D)	11,991,500	0
Tunas Baru Lampung Tbk PT	484,800	28,173
United Tractors Tbk PT	202,200	363,843
Vale Indonesia Tbk PT	224,100	71,346
Waskita Karya Persero Tbk PT (A)	533,700	30,991

59

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Wijaya Karya Persero Tbk PT (A)	349,400	$29,202
XL Axiata Tbk PT	403,300	85,021
		3,974,323
Malaysia - 1.7%
Aeon Company M BHD	28,600	10,255
AFFIN Bank BHD	92,555	37,170
Alliance Bank Malaysia BHD	129,100	79,138
AMMB Holdings BHD (A)	204,262	154,987
Batu Kawan BHD	3,100	15,370
Berjaya Assets BHD (A)	77,400	4,588
Berjaya Corp. BHD (A)(B)	439,496	27,283
Berjaya Land BHD (A)	244,400	14,276
BIMB Holdings BHD	26,300	25,274
Boustead Holdings BHD (A)	116,088	15,353
Bumi Armada BHD (A)	163,800	17,870
Cahya Mata Sarawak BHD	52,100	15,602
CIMB Group Holdings BHD	476,117	541,435
Cypark Resources BHD (A)	54,200	12,462
Dayang Enterprise Holdings BHD (A)	83,900	19,120
DRB-Hicom BHD	93,400	36,553
Eco World Development Group BHD	84,300	15,863
Ekovest BHD	146,600	13,659
FGV Holdings BHD	33,400	10,839
Gamuda BHD (A)	136,030	97,615
Genting BHD	138,000	165,845
Genting Malaysia BHD	181,000	129,305
Genting Plantations BHD	7,300	11,931
Hengyuan Refining Company BHD	28,800	29,695
Hibiscus Petroleum BHD	171,900	28,536
Hong Leong Financial Group BHD	27,099	118,095
IJM Corp. BHD	264,060	113,674
Insas BHD	88,369	20,956
JAKS Resources BHD (A)	177,060	19,803
Jaya Tiasa Holdings BHD (A)	58,826	8,870
Keck Seng Malaysia BHD (A)	11,300	8,998
KNM Group BHD (A)	571,500	31,176
Land & General BHD (A)	437,820	13,100
Lotte Chemical Titan Holding BHD (C)	30,231	18,983
Magnum BHD	110,314	53,768
Mah Sing Group BHD	192,300	32,387
Malayan Banking BHD	329,447	632,509
Malaysia Airports Holdings BHD (A)	36,700	60,356
Malaysia Building Society BHD (B)	190,704	27,412
Malaysian Resources Corp. BHD	207,000	19,461
Matrix Concepts Holdings BHD	17,400	8,517
MBM Resources BHD	11,400	8,678
Mega First Corp. BHD	12,600	11,063
MISC BHD	106,200	174,511
MKH BHD	49,230	15,154
MMC Corp. BHD	68,600	31,843
MNRB Holdings BHD	36,891	11,186
Muhibbah Engineering M BHD	69,300	14,774
Oriental Holdings BHD	35,720	43,520
OSK Holdings BHD	111,397	22,674
Pos Malaysia BHD (A)	30,900	5,128
PPB Group BHD	30,500	133,705
RHB Bank BHD	143,125	186,102
Sapura Energy BHD (A)(B)	1,155,500	31,227
Sime Darby BHD	307,400	166,435
Sime Darby Property BHD	271,300	42,340
SP Setia BHD Group (A)	173,900	50,893
Sunway BHD	140,407	56,692
Ta Ann Holdings BHD	50,348	35,387
Tan Chong Motor Holdings BHD	6,300	1,746
Tropicana Corp. BHD (A)	161,380	40,079
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
UEM Edgenta BHD (A)	32,900	$13,739
UEM Sunrise BHD (A)	372,300	32,775
UMW Holdings BHD	48,800	36,486
United Malacca BHD	11,900	14,362
UOA Development BHD (B)	117,500	46,540
Velesto Energy BHD (A)	428,800	14,745
WCT Holdings BHD (A)	194,483	28,772
Yinson Holdings BHD	26,500	34,769
YNH Property BHD	34,619	21,866
YTL Corp. BHD	536,837	78,140
		4,123,420
Mexico - 2.2%
Alfa SAB de CV, Class A	370,181	256,992
Alpek SAB de CV	49,200	55,584
Arca Continental SAB de CV	25,987	158,227
Banco del Bajio SA (C)	68,070	129,040
Cemex SAB de CV, Series CPO (A)	730,985	528,013
Coca-Cola Femsa SAB de CV	23,422	132,216
Consorcio ARA SAB de CV	25,993	5,415
Corp. Actinver SAB de CV	16,024	8,539
Credito Real SAB de CV SOFOM ER (A)(B)	33,638	18,822
El Puerto de Liverpool SAB de CV, Series C1	13,794	56,656
Fomento Economico Mexicano SAB de CV	4,256	36,922
GCC SAB de CV	14,906	111,411
Genomma Lab Internacional SAB de CV, Class B (A)	11,100	10,540
Gentera SAB de CV (A)	115,192	66,800
Grupo Carso SAB de CV, Series A1	27,578	95,461
Grupo Comercial Chedraui SA de CV	41,970	72,792
Grupo Financiero Banorte SAB de CV, Series O	155,720	997,999
Grupo Financiero Inbursa SAB de CV, Series O (A)	145,540	137,068
Grupo KUO SAB de CV, Series B (A)	42,698	95,133
Grupo Mexico SAB de CV, Series B	191,471	761,376
Grupo Pochteca SAB de CV (A)	9,600	3,804
Grupo Sanborns SAB de CV (A)	95,919	106,879
Grupo Televisa SAB, Series CPO	202,588	445,779
Industrias Bachoco SAB de CV, Series B	14,121	51,766
Industrias CH SAB de CV, Series B (A)	21,296	169,200
Industrias Penoles SAB de CV (A)	8,071	95,316
La Comer SAB de CV	16,584	28,072
Megacable Holdings SAB de CV, Series CPO	23,643	72,035
Minera Frisco SAB de CV, Series A1 (A)	168,003	29,301
Nemak SAB de CV (A)(C)	201,661	51,291
Orbia Advance Corp. SAB de CV	73,770	189,379
Organizacion Cultiba SAB de CV	17,095	8,696
Organizacion Soriana SAB de CV, Series B (A)	190,849	241,225
Promotora y Operadora de Infraestructura SAB de CV	8,737	60,384
Promotora y Operadora de Infraestructura SAB de CV, L Shares	3,141	14,913
Unifin Financiera SAB de CV (A)	32,326	46,982
Vitro SAB de CV, Series A	6,357	7,856
		5,357,884
Philippines - 0.8%
Alliance Global Group, Inc.	334,100	67,403
Ayala Corp.	9,390	150,018
Bank of the Philippine Islands	74,260	118,565
BDO Unibank, Inc.	154,227	334,034

60

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Cebu Air, Inc. (A)	27,720	$21,110
China Banking Corp.	75,528	35,693
Cosco Capital, Inc.	388,900	38,290
DMCI Holdings, Inc.	144,200	20,020
East West Banking Corp. (A)	74,300	12,994
EEI Corp. (A)	43,000	5,892
Filinvest Development Corp.	119,475	18,257
Filinvest Land, Inc.	937,500	20,182
First Philippine Holdings Corp.	29,660	43,357
Global Ferronickel Holdings, Inc.	283,424	11,683
GT Capital Holdings, Inc.	4,619	46,009
JG Summit Holdings, Inc.	173,322	220,504
LT Group, Inc.	159,800	31,640
Megaworld Corp.	839,700	46,899
Metropolitan Bank & Trust Company	130,973	111,994
Petron Corp. (A)	289,400	17,497
Philex Mining Corp.	161,300	15,707
Philippine National Bank (A)	65,310	25,815
Philtown Properties, Inc. (A)(D)	3,844	116
Phoenix Petroleum Philippines, Inc. (A)	22,200	5,208
PNB Holdings Corp. (A)(D)	10,246	64
Premium Leisure Corp.	815,000	6,710
RFM Corp.	133,500	12,232
Rizal Commercial Banking Corp.	62,703	22,691
Robinsons Land Corp.	247,568	77,350
Robinsons Retail Holdings, Inc.	16,680	16,944
San Miguel Corp.	46,220	104,169
Security Bank Corp.	27,730	57,422
Top Frontier Investment Holdings, Inc. (A)	18,024	45,934
Union Bank of the Philippines	43,950	73,118
Vista Land & Lifescapes, Inc.	569,000	38,859
		1,874,380
Poland - 0.7%
Alior Bank SA (A)	6,632	71,682
Asseco Poland SA	4,655	102,476
Bank Handlowy w Warszawie SA	2,586	29,336
Bank Millennium SA (A)	57,979	98,471
Ciech SA	2,826	29,470
Develia SA	22,340	21,606
Enea SA (A)	19,073	44,350
Famur SA (A)	24,204	17,283
Grupa Azoty SA (A)	4,728	33,250
Grupa Lotos SA (A)	6,814	100,965
Jastrzebska Spolka Weglowa SA (A)	2,583	36,025
KGHM Polska Miedz SA	3,514	138,421
Lubelski Wegiel Bogdanka SA (A)	2,164	23,052
mBank SA (A)	914	94,498
PGE Polska Grupa Energetyczna SA (A)	72,554	162,150
PKP Cargo SA (A)	5,709	25,953
Polski Koncern Naftowy ORLEN SA	30,903	636,685
Santander Bank Polska SA (A)	729	54,911
Stalexport Autostrady SA	15,820	14,675
Tauron Polska Energia SA (A)	90,488	75,743
		1,811,002
Qatar - 0.6%
Aamal Company	210,501	58,407
Alijarah Holding Company QPSC	77,548	22,239
Baladna	72,138	32,099
Barwa Real Estate Company	175,600	151,520
Commercial Bank PSQC	142,087	239,098
Doha Bank QPSC	139,323	109,683
Doha Insurance Company QSC	25,407	13,506
Gulf International Services QSC (A)	102,379	44,872
Gulf Warehousing Company	19,525	27,110
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Qatar (continued)
Industries Qatar QSC	1,204	$5,099
Investment Holding Group (A)	88,748	34,695
Mannai Corp. QSC	5,422	5,978
Mesaieed Petrochemical Holding Company	223,749	138,094
Ooredoo QPSC	80,019	161,228
Qatar Fuel QSC	29,535	145,456
Qatar Insurance Company SAQ (A)	100,863	66,465
Qatar National Cement Company QSC	23,781	32,455
Qatar Navigation QSC	41,293	83,474
United Development Company QSC	177,150	74,959
Vodafone Qatar QSC	145,471	65,393
Widam Food Company	9,520	10,800
		1,522,630
Russia - 1.7%
Gazprom PJSC, ADR (London Stock Exchange)	196,506	1,942,174
LUKOIL PJSC, ADR	20,569	1,953,528
Rosneft Oil Company PJSC, GDR (London Stock Exchange)	3,675	30,779
RusHydro PJSC, ADR	63,164	67,250
VTB Bank PJSC, GDR	86,297	118,373
		4,112,104
Saudi Arabia - 2.7%
Al Babtain Power & Telecommunication Company	2,665	27,507
Al Jouf Cement Company (A)	7,491	24,977
Al-Etihad Cooperative Insurance Company (A)	3,266	20,071
Alinma Bank	81,043	517,253
Arab National Bank	31,778	194,296
Arabian Cement Company	4,196	46,099
Aseer Trading Tourism & Manufacturing Company (A)	3,891	25,760
AXA Cooperative Insurance Company (A)	2,090	20,134
Bank Al-Jazira	17,162	83,947
Banque Saudi Fransi	27,518	306,034
City Cement Company	6,807	48,179
Dar Al Arkan Real Estate Development Company (A)	57,177	156,421
Eastern Province Cement Company	2,857	38,076
Emaar Economic City (A)	21,759	77,009
Etihad Etisalat Company	34,059	283,012
Hail Cement Company	4,570	20,590
Middle East Healthcare Company (A)	2,179	21,961
Mobile Telecommunications Company Saudi Arabia (A)	42,016	156,594
Najran Cement Company	7,837	46,962
National Industrialization Company (A)	17,952	111,487
Northern Region Cement Company	3,711	16,051
Riyad Bank	99,031	712,823
Sahara International Petrochemical Company	31,147	361,900
Saudi Basic Industries Corp.	49,313	1,666,435
Saudi Chemical Company Holding	3,283	35,848
Saudi Industrial Investment Group	10,444	113,022
Saudi Kayan Petrochemical Company (A)	63,710	346,559
Saudi Re for Cooperative Reinsurance Company (A)	5,052	24,960
Tabuk Cement Company (A)	4,675	25,254
The Saudi British Bank	37,119	327,692
The Saudi Investment Bank	18,320	82,724
The Saudi National Bank	35,370	579,234

61

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Umm Al-Qura Cement Company	2,316	$17,443
Walaa Cooperative Insurance Company (A)	2,461	14,065
Yamama Cement Company (A)	8,393	67,464
Yanbu Cement Company	6,565	71,936
		6,689,779
Singapore - 0.1%
JOYY, Inc., ADR (B)	5,041	276,398
South Africa - 3.7%
Absa Group, Ltd.	53,337	539,727
AECI, Ltd.	11,686	82,964
African Rainbow Minerals, Ltd.	10,677	136,280
Alexander Forbes Group Holdings, Ltd.	120,790	33,019
Alviva Holdings, Ltd.	22,754	22,926
AngloGold Ashanti, Ltd.	4,187	67,079
Aspen Pharmacare Holdings, Ltd.	24,524	440,082
Astral Foods, Ltd.	4,628	54,418
Balwin Properties, Ltd.	6,271	1,469
Barloworld, Ltd.	21,853	177,078
Blue Label Telecoms, Ltd. (A)	44,582	16,594
Caxton & CTP Publishers & Printers, Ltd. (A)	19,879	11,523
DataTec, Ltd.	17,642	44,783
Discovery, Ltd. (A)	28,018	256,008
Exxaro Resources, Ltd.	17,029	180,993
Gold Fields, Ltd., ADR	64,925	527,191
Grindrod, Ltd. (A)	45,556	14,504
Harmony Gold Mining Company, Ltd.	10,790	33,579
Harmony Gold Mining Company, Ltd., ADR	18,219	57,390
Hudaco Industries, Ltd.	5,065	42,170
Impala Platinum Holdings, Ltd.	47,215	532,106
Imperial Logistics, Ltd.	19,928	81,517
Investec, Ltd.	25,084	108,572
KAP Industrial Holdings, Ltd.	257,249	82,778
Lewis Group, Ltd.	14,408	39,798
Liberty Holdings, Ltd. (A)	15,664	98,616
Life Healthcare Group Holdings, Ltd. (A)	120,405	182,022
Long4Life, Ltd. (A)	31,563	9,244
Metair Investments, Ltd.	28,785	58,414
Momentum Metropolitan Holdings	97,843	136,251
Motus Holdings, Ltd.	14,065	95,056
Mpact, Ltd. (A)	23,460	46,112
MTN Group, Ltd. (A)	142,547	1,338,894
Murray & Roberts Holdings, Ltd. (A)	60,191	47,582
Nedbank Group, Ltd.	27,056	313,608
Ninety One, Ltd.	12,542	41,987
Oceana Group, Ltd.	5,108	22,679
Old Mutual, Ltd.	238,727	261,194
Omnia Holdings, Ltd.	19,012	81,920
Pepkor Holdings, Ltd. (A)(C)	42,396	60,729
PPC, Ltd. (A)	168,790	49,179
PSG Group, Ltd.	5,957	29,261
Raubex Group, Ltd.	20,799	50,326
RCL Foods, Ltd.	35,643	25,413
Reunert, Ltd.	22,587	71,486
Royal Bafokeng Platinum, Ltd.	13,281	65,515
Sappi, Ltd. (A)	61,862	164,150
Sasol, Ltd. (A)	34,700	657,709
Sibanye Stillwater, Ltd.	79,031	240,032
Standard Bank Group, Ltd.	86,012	814,485
Super Group, Ltd. (A)	42,421	102,147
Telkom SA SOC, Ltd. (A)	37,622	109,843
The Bidvest Group, Ltd.	3,121	40,464
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
The Foschini Group, Ltd. (A)	15,138	$137,581
Tiger Brands, Ltd.	7,082	87,681
Trencor, Ltd.	40,666	11,632
Wilson Bayly Holmes-Ovcon, Ltd. (A)	5,366	42,211
		9,077,971
South Korea - 14.2%
Aekyung Petrochemical Company, Ltd.	2,084	25,162
AJ Networks Company, Ltd.	2,832	13,834
Ajin Industrial Company, Ltd. (A)	8,098	22,597
AK Holdings, Inc.	743	16,735
AMOREPACIFIC Group	1,900	78,047
Asia Cement Company, Ltd.	32	3,514
ASIA Holdings Company, Ltd.	241	27,937
Asia Paper Manufacturing Company, Ltd.	565	21,130
BNK Financial Group, Inc.	20,556	152,337
Bookook Securities Company, Ltd.	501	10,489
Chongkundang Holdings Corp.	288	20,594
Chosun Refractories Company, Ltd.	338	25,074
CJ CheilJedang Corp.	900	309,664
CJ Corp.	1,674	138,364
CJ ENM Company, Ltd.	451	57,149
CJ Logistics Corp. (A)	826	106,258
Com2uS Corp.	682	56,411
Dae Han Flour Mills Company, Ltd.	232	31,608
Dae Won Kang Up Company, Ltd.	4,385	15,109
Daedong Corp.	3,364	28,932
Daesang Corp.	2,028	41,325
Daesang Holdings Company, Ltd.	2,310	19,852
Daesung Holdings Company, Ltd.	560	19,688
Daewoo Engineering & Construction Company, Ltd. (A)	20,805	117,422
Dahaam E-Tec Company, Ltd. (A)	2,630	126,391
Daihan Pharmaceutical Company, Ltd.	563	14,526
Daishin Securities Company, Ltd.	3,901	67,433
Daou Data Corp.	1,778	19,802
Daou Technology, Inc.	2,309	47,290
DB Financial Investment Company, Ltd.	3,849	21,449
DB Insurance Company, Ltd.	5,058	270,622
DB, Inc. (A)	19,825	16,898
Deutsch Motors, Inc.	3,903	23,831
DGB Financial Group, Inc.	22,082	184,083
DL E&C Company, Ltd. (A)	2,017	225,781
DL Holdings Company, Ltd.	1,609	101,973
DMS Company, Ltd.	3,275	18,709
Dongkuk Industries Company, Ltd.	8,476	27,112
Dongkuk Steel Mill Company, Ltd.	6,404	97,744
Dongwon Development Company, Ltd.	5,212	24,860
Dongwon F&B Company, Ltd.	122	21,038
Dongwon Industries Company, Ltd.	176	33,972
Doosan Bobcat, Inc. (A)	4,079	135,997
Doosan Company, Ltd.	554	46,097
Doosan Infracore Company, Ltd. (A)	5,929	47,546
DTR Automotive Corp.	1,179	46,322
Easy Holdings Company, Ltd.	3,872	16,183
E-MART, Inc.	1,480	203,744
Eugene Corp.	6,888	28,715
Eugene Investment & Securities Company, Ltd.	11,471	36,672
Eusu Holdings Company, Ltd.	1,407	6,935
Farmsco	2,687	14,170
GS Engineering & Construction Corp.	6,882	245,145
GS Global Corp. (A)	7,813	16,823
GS Holdings Corp.	5,061	188,931
GS Retail Company, Ltd.	3,309	90,440

62

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Gwangju Shinsegae Company, Ltd.	152	$24,950
Halla Holdings Corp.	837	38,963
Han Kuk Carbon Company, Ltd.	2,438	24,057
Hana Financial Group, Inc.	22,866	888,843
Handok, Inc.	729	15,123
Handsome Company, Ltd.	1,545	51,160
Hanil Cement Company, Ltd.	1,450	21,616
Hanil Holdings Company, Ltd.	2,975	35,137
Hanjin Transportation Company, Ltd.	1,052	32,808
Hankook Tire & Technology Company, Ltd.	8,520	308,759
Hanshin Construction Company, Ltd.	1,844	31,629
Hansol Holdings Company, Ltd.	5,241	17,657
Hansol Paper Company, Ltd.	2,920	39,708
Hansol Technics Company, Ltd. (A)	3,325	19,342
Hanwha Aerospace Company, Ltd.	2,248	94,193
Hanwha Corp.	3,675	104,876
Hanwha General Insurance Company, Ltd. (A)	5,427	20,538
Hanwha Investment & Securities Company, Ltd. (A)	15,071	54,421
Hanwha Life Insurance Company, Ltd.	34,108	103,207
Hanwha Solutions Corp. (A)	10,905	406,605
Hanyang Eng Company, Ltd.	1,654	21,076
Harim Holdings Company, Ltd.	5,472	43,272
HDC Hyundai Development Co-Engineering & Construction, Series E	969	22,195
Hitejinro Holdings Company, Ltd.	995	11,798
HS Industries Company, Ltd.	4,056	23,192
Huchems Fine Chemical Corp.	1,170	28,308
Huvis Corp.	3,715	31,192
Huvitz Company, Ltd.	1,341	10,276
Hyosung Corp.	540	52,486
Hyosung Heavy Industries Corp. (A)	742	47,749
Hyundai Construction Equipment Company, Ltd. (A)	1,613	55,090
Hyundai Corp.	1,339	21,316
Hyundai Corp. Holdings, Inc.	1,811	20,308
Hyundai Department Store Company, Ltd.	1,243	83,030
Hyundai Electric & Energy System Company, Ltd. (A)	2,220	51,311
Hyundai Engineering & Construction Company, Ltd.	5,976	255,689
Hyundai Futurenet Company, Ltd.	8,894	34,662
Hyundai Glovis Company, Ltd.	1,173	162,460
Hyundai Greenfood Company, Ltd.	5,234	40,898
Hyundai Heavy Industries Holdings Company, Ltd.	3,580	193,859
Hyundai Home Shopping Network Corp.	652	38,965
Hyundai Livart Furniture Company, Ltd.	1,327	19,064
Hyundai Marine & Fire Insurance Company, Ltd.	6,179	132,037
Hyundai Mipo Dockyard Company, Ltd. (A)	1,765	102,768
Hyundai Mobis Company, Ltd.	4,311	909,699
Hyundai Motor Company	7,975	1,327,563
Hyundai Motor Securities Company, Ltd.	3,480	36,706
Hyundai Steel Company	6,801	267,063
Hyundai Wia Corp.	1,286	84,561
ICD Company, Ltd.	1,893	20,992
Iljin Holdings Company, Ltd.	4,669	28,039
Industrial Bank of Korea	26,166	230,543
Innocean Worldwide, Inc.	469	23,820
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
INTOPS Company, Ltd.	1,374	$29,363
Inzi Controls Company, Ltd.	1,760	21,629
IS Dongseo Company, Ltd.	562	21,895
Jahwa Electronics Company, Ltd. (A)	2,057	30,964
JB Financial Group Company, Ltd.	13,171	98,807
Jeil Savings Bank (A)(D)	1,820	0
KB Financial Group, Inc.	550	25,579
KB Financial Group, Inc., ADR	33,905	1,573,531
KC Company, Ltd.	1,496	27,752
KCC Corp.	347	120,159
KCC Glass Corp.	939	54,114
KCTC	4,403	22,139
KEPCO Plant Service & Engineering Company, Ltd.	694	22,423
KG Chemical Corp.	799	23,000
Kginicis Company, Ltd.	1,417	20,682
KGMobilians Company, Ltd.	2,700	21,374
Kia Corp.	18,836	1,272,118
KISCO Corp.	4,131	34,532
KISCO Holdings Company, Ltd.	1,536	27,898
KISWIRE, Ltd.	1,553	39,668
KIWOOM Securities Company, Ltd.	1,432	131,095
Kolmar Korea Holdings Company, Ltd.	1,323	24,529
Kolon Corp.	898	29,408
Kolon Industries, Inc.	1,911	159,148
Korea Asset In Trust Company, Ltd.	9,060	34,691
Korea Electric Terminal Company, Ltd.	561	35,367
Korea Investment Holdings Company, Ltd.	4,028	289,460
Korea Line Corp. (A)	23,137	56,136
Korea Petrochemical Industrial Company, Ltd.	441	78,946
Korea Real Estate Investment & Trust Company, Ltd.	14,635	30,093
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	2,882	244,923
Korea Zinc Company, Ltd.	845	356,491
Korean Air Lines Company, Ltd. (A)	9,563	269,273
Korean Reinsurance Company	9,470	75,939
Kortek Corp.	1,806	15,469
KPX Chemical Company, Ltd.	660	33,977
KSS LINE, Ltd.	3,562	34,120
KT Skylife Company, Ltd.	1,768	14,757
KT&G Corp.	8,656	592,187
KTB Investment & Securities Company, Ltd.	4,729	24,966
Kukdo Chemical Company, Ltd.	466	28,699
Kumho Petrochemical Company, Ltd.	1,041	163,519
Kumho Tire Company, Inc. (A)	7,054	32,705
KUMHOE&C Company, Ltd.	2,357	25,746
Kwang Dong Pharmaceutical Company, Ltd.	3,313	22,279
Kyeryong Construction Industrial Company, Ltd.	844	27,608
Kyung-In Synthetic Corp.	4,181	24,074
LF Corp.	2,312	34,645
LG Corp.	6,087	473,873
LG Display Company, Ltd., ADR (A)(B)	52,646	418,536
LG Electronics, Inc.	10,548	1,121,275
LG HelloVision Company, Ltd.	3,836	22,789
LG Uplus Corp.	18,651	234,456
LIG Nex1 Company, Ltd.	667	28,939
Lotte Chemical Corp.	1,193	240,120
Lotte Chilsung Beverage Company, Ltd.	305	37,651
Lotte Corp.	2,012	56,790

63

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Lotte Data Communication Company	697	$21,035
LOTTE Fine Chemical Company, Ltd.	1,504	114,541
Lotte Food Company, Ltd.	34	11,818
LOTTE Himart Company, Ltd.	1,006	25,031
Lotte Non-Life Insurance Company, Ltd. (A)	5,459	8,651
Lotte Shopping Company, Ltd.	881	75,357
LS Corp.	1,793	96,000
LS Electric Company, Ltd.	438	24,353
LX Hausys, Ltd.	659	43,332
LX Holdings Corp. (A)	2,952	23,494
LX International Corp.	2,902	84,011
Mando Corp. (A)	1,993	94,694
Meritz Financial Group, Inc.	3,839	108,452
Meritz Fire & Marine Insurance Company, Ltd.	4,695	120,140
Meritz Securities Company, Ltd.	35,902	148,789
Mirae Asset Life Insurance Company, Ltd.	8,582	35,382
Mirae Asset Securities Company, Ltd.	27,337	197,146
Motonic Corp.	2,259	20,542
Muhak Company, Ltd.	2,080	19,514
Namyang Dairy Products Company, Ltd.	58	20,868
Nexen Corp.	3,733	15,838
Nexen Tire Corp.	6,465	42,194
NH Investment & Securities Company, Ltd.	12,340	132,878
NHN Corp. (A)	941	55,391
Nice Information & Telecommunication, Inc.	705	20,572
Nong Shim Holdings Company, Ltd.	402	25,067
NongShim Company, Ltd.	255	60,530
NS Shopping Company, Ltd.	1,078	13,144
OCI Company, Ltd. (A)	1,606	215,474
Orion Holdings Corp.	2,756	38,358
Ottogi Corp.	45	18,631
Paik Kwang Industrial Company, Ltd.	4,235	23,905
Pan Ocean Company, Ltd.	26,446	166,018
Paradise Company, Ltd. (A)	2,760	40,683
Partron Company, Ltd.	2,739	21,192
Poongsan Corp.	2,423	67,173
Poongsan Holdings Corp.	1,129	28,799
POSCO	5,684	1,565,139
Posco International Corp.	5,969	118,823
Protec Company, Ltd.	1,070	23,394
Pyeong Hwa Automotive Company, Ltd.	2,626	24,871
RFTech Company, Ltd. (A)	4,033	20,159
Sam Young Electronics Company, Ltd.	938	9,686
Samho Development Company, Ltd.	4,213	18,934
Sammok S-Form Company, Ltd. (A)	1,315	16,899
SAMPYO Cement Company, Ltd.	4,134	17,057
Samsung C&T Corp.	4,883	503,240
Samsung Card Company, Ltd.	2,454	69,714
Samsung Electronics Company, Ltd.	36,602	2,269,126
Samsung Fire & Marine Insurance Company, Ltd.	3,065	605,632
Samsung Heavy Industries Company, Ltd. (A)	33,148	172,577
Samsung Life Insurance Company, Ltd.	4,666	286,246
Samsung Securities Company, Ltd.	4,810	192,141
SAMT Company, Ltd.	6,654	28,147
Samyang Corp.	258	15,359
Samyang Holdings Corp.	535	49,987
Sangsangin Company, Ltd. (A)	3,653	27,008
Seah Besteel Corp.	1,017	21,943
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Sebang Company, Ltd.	1,153	$12,381
Sebang Global Battery Company, Ltd.	601	42,749
Sejong Industrial Company, Ltd.	1,547	15,804
Sejong Telecom, Inc. (A)	42,334	21,018
Seohee Construction Company, Ltd.	13,592	21,235
Seoul Semiconductor Company, Ltd.	3,322	42,422
SFA Engineering Corp.	683	21,195
SGC eTec E&C Company, Ltd.	137	8,021
Shindaeyang Paper Company, Ltd.	267	21,339
Shinhan Financial Group Company, Ltd.	2,494	84,246
Shinhan Financial Group Company, Ltd., ADR	37,508	1,262,894
Shinsegae Engineering & Construction Company, Ltd.	621	21,020
Shinsegae Food Company, Ltd.	268	22,245
Shinsegae, Inc.	668	147,156
Shinwha Intertek Corp.	4,441	12,878
Shinyoung Securities Company, Ltd.	580	30,677
SK Chemicals Company, Ltd.	272	64,495
SK Discovery Company, Ltd.	1,496	59,979
SK Gas, Ltd.	304	40,984
SK Hynix, Inc.	29,904	2,559,972
SK Innovation Company, Ltd. (A)	2,536	558,327
SK Networks Company, Ltd.	16,268	70,514
SK Securities Company, Ltd.	27,076	20,048
SK, Inc.	2,806	626,965
SL Corp.	1,618	36,856
SNT Holdings Company, Ltd.	1,460	23,173
SNT Motiv Company, Ltd.	882	37,454
S-Oil Corp.	3,199	293,814
Songwon Industrial Company, Ltd.	1,547	25,810
Spigen Korea Company, Ltd.	525	21,547
Sungshin Cement Company, Ltd.	3,637	33,893
Sungwoo Hitech Company, Ltd.	2,984	14,369
Sunjin Company, Ltd.	2,276	27,483
Taekwang Industrial Company, Ltd.	48	44,839
Taeyoung Engineering & Construction Company, Ltd.	2,234	21,736
Tongyang Life Insurance Company, Ltd.	7,644	45,012
Toptec Company, Ltd.	2,535	20,196
Tovis Company, Ltd. (A)	1,305	8,612
TS Corp.	12,730	34,825
TY Holdings Company, Ltd. (A)	2,153	51,565
Unick Corp. (A)	2,729	17,050
Unid Company, Ltd.	534	58,769
WiSoL Company, Ltd.	2,256	20,703
Wonik Holdings Company, Ltd. (A)	5,948	26,023
Wonik Materials Company, Ltd.	880	23,922
Woori Financial Group, Inc.	41,842	408,385
Young Poong Corp.	51	28,603
Youngone Corp.	2,509	92,682
Youngone Holdings Company, Ltd.	920	36,499
Yuanta Securities Korea Company, Ltd.	11,703	39,708
Zeus Company, Ltd.	1,798	30,923
		35,252,445
Taiwan - 16.7%
Abico Avy Company, Ltd.	24,990	22,467
AcBel Polytech, Inc.	38,000	38,490
Acer, Inc. (B)	256,452	225,977
ACES Electronic Company, Ltd.	18,000	29,048
Acter Group Corp., Ltd.	4,000	26,399
Advanced International Multitech Company, Ltd.	13,000	36,040
Advancetek Enterprise Company, Ltd.	35,186	29,721
AGV Products Corp. (A)	11,716	4,448

64

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Alpha Networks, Inc.	31,773	$29,153
Altek Corp.	16,000	19,728
AmTRAN Technology Company, Ltd. (A)	53,000	32,771
Apacer Technology, Inc.	11,000	16,401
APCB, Inc.	37,000	28,130
Apex International Company, Ltd.	7,000	16,920
Ardentec Corp.	45,000	93,228
Argosy Research, Inc.	7,000	21,895
ASE Technology Holding Company, Ltd.	214,000	827,926
Asia Cement Corp.	210,805	343,030
Asia Polymer Corp.	50,607	82,341
Asia Tech Image, Inc.	12,000	24,433
Asia Vital Components Company, Ltd.	29,328	82,347
Asustek Computer, Inc.	68,000	789,765
AU Optronics Corp.	143,000	89,651
Audix Corp.	21,000	40,478
Bank of Kaohsiung Company, Ltd.	27,810	10,904
Basso Industry Corp.	8,000	12,360
BES Engineering Corp.	163,700	50,738
Capital Securities Corp.	183,403	99,277
Career Technology MFG. Company, Ltd. (A)	61,200	56,701
Catcher Technology Company, Ltd.	66,000	394,529
Cathay Financial Holding Company, Ltd.	751,423	1,549,272
Cathay Real Estate Development Company, Ltd.	46,400	31,946
Celxpert Energy Corp.	12,000	15,448
Central Reinsurance Company, Ltd.	31,500	30,822
Chang Hwa Commercial Bank, Ltd. (B)	334,238	196,803
Channel Well Technology Company, Ltd.	16,000	21,994
Charoen Pokphand Enterprise	10,000	28,648
CHC Healthcare Group	21,000	28,561
Chen Full International Company, Ltd.	15,000	21,483
Chenbro Micom Company, Ltd.	10,000	26,626
Cheng Loong Corp.	68,320	86,914
Cheng Shin Rubber Industry Company, Ltd.	132,000	167,459
Cheng Uei Precision Industry Company, Ltd.	37,629	51,096
Chicony Electronics Company, Ltd.	18,000	49,470
Chilisin Electronics Corp.	24,000	73,452
China Airlines, Ltd. (A)	264,910	162,070
China Bills Finance Corp.	95,000	55,234
China Chemical & Pharmaceutical Company, Ltd.	34,000	27,745
China Development Financial Holding Corp.	989,208	500,268
China General Plastics Corp.	37,485	61,533
China Life Insurance Company, Ltd.	55,682	57,706
China Man-Made Fiber Corp. (A)	171,552	65,606
China Metal Products Company, Ltd.	42,513	48,094
China Motor Corp.	30,250	79,864
China Petrochemical Development Corp. (A)	275,677	126,043
China Steel Corp.	836,180	1,082,038
Chin-Poon Industrial Company, Ltd.	43,571	45,240
Chipbond Technology Corp.	80,000	192,049
ChipMOS Technologies, Inc.	66,938	113,270
Chong Hong Construction Company, Ltd. (A)	19,000	54,787
Chun Yuan Steel Industry Company, Ltd.	50,874	46,791
Chung Hung Steel Corp.	38,625	57,005
Chung-Hsin Electric & Machinery Manufacturing Corp.	46,500	80,677
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
CMC Magnetics Corp. (A)	72,470	$23,135
Compal Electronics, Inc.	463,000	390,331
Compeq Manufacturing Company, Ltd.	111,000	147,218
Concord Securities Company, Ltd.	26,000	11,293
Concraft Holding Company, Ltd.	9,000	18,940
Continental Holdings Corp.	49,050	41,312
Coretronic Corp.	40,000	78,224
CTBC Financial Holding Company, Ltd.	1,714,348	1,403,006
CTCI Corp.	8,000	10,278
DA CIN Construction Company, Ltd.	20,000	21,332
Darfon Electronics Corp.	16,000	23,577
Darwin Precisions Corp. (A)	37,000	14,738
Delpha Construction Company, Ltd. (A)	3,826	2,118
Depo Auto Parts Industrial Company, Ltd.	21,000	41,818
D-Link Corp.	55,000	36,781
Dyaco International, Inc.	5,000	11,112
Dynamic Electronics Company, Ltd.	35,584	26,810
Dynapack International Technology Corp.	10,000	34,450
E Ink Holdings, Inc. (B)	67,000	175,529
E.Sun Financial Holding Company, Ltd.	81,344	76,546
Edom Technology Company, Ltd.	37,400	38,870
Elite Semiconductor Microelectronics Technology, Inc.	27,000	124,708
Elitegroup Computer Systems Company, Ltd.	42,104	35,798
Ennoconn Corp.	6,000	41,049
Ennostar, Inc. (A)	9,656	24,356
EnTie Commercial Bank Company, Ltd.	58,000	33,649
Eson Precision Ind Company, Ltd.	12,000	26,155
Eternal Materials Company, Ltd.	12,000	16,119
Eva Airways Corp. (A)	287,725	193,466
Everest Textile Company, Ltd. (A)	64,835	23,179
Evergreen International Storage & Transport Corp.	67,600	74,708
Evergreen Marine Corp. Taiwan, Ltd.	11,655	51,778
Everlight Chemical Industrial Corp.	49,250	45,071
Everlight Electronics Company, Ltd.	46,000	78,019
Excelsior Medical Company, Ltd.	16,573	32,833
Far Eastern Department Stores, Ltd.	116,720	93,255
Far Eastern International Bank	324,637	121,473
Far Eastern New Century Corp.	272,249	289,909
Farglory Land Development Company, Ltd.	28,530	59,245
Federal Corp. (A)	13,000	13,628
First Financial Holding Company, Ltd.	613,054	495,211
First Steamship Company, Ltd.	84,809	46,486
Formosa Advanced Technologies Company, Ltd.	25,000	34,012
Formosa Chemicals & Fibre Corp.	184,000	550,475
Formosa Laboratories, Inc. (A)	9,543	21,092
Formosa Plastics Corp.	146,000	590,272
Formosa Taffeta Company, Ltd.	67,000	72,058
Formosan Rubber Group, Inc.	33,020	26,862
Formosan Union Chemical	48,812	35,686
Foxconn Technology Company, Ltd.	74,626	186,628
Fubon Financial Holding Company, Ltd.	761,659	2,081,486
Fulgent Sun International Holding Company, Ltd.	11,000	38,903
Fulltech Fiber Glass Corp. (A)	45,000	26,982
G Shank Enterprise Company, Ltd.	15,535	28,456
Gemtek Technology Corp.	32,000	30,647
General Interface Solution Holding, Ltd.	29,000	98,294
Giantplus Technology Company, Ltd. (A)	31,000	13,205

65

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Gigabyte Technology Company, Ltd.	9,000	$27,812
Ginko International Company, Ltd.	4,000	26,325
Global Brands Manufacture, Ltd.	40,806	48,138
Global Lighting Technologies, Inc.	6,000	16,215
Globe Union Industrial Corp.	51,750	28,274
Gloria Material Technology Corp.	39,684	35,283
Gold Circuit Electronics, Ltd.	44,000	101,493
Goldsun Building Materials Company, Ltd.	123,540	107,881
Grand Ocean Retail Group, Ltd.	13,000	8,741
Grand Pacific Petrochemical	77,000	78,989
Great China Metal Industry	33,000	30,706
Great Wall Enterprise Company, Ltd.	41,977	82,402
Hannstar Board Corp.	39,750	57,919
HannStar Display Corp. (B)	276,842	148,772
HannsTouch Solution, Inc.	64,000	26,194
Hey Song Corp.	40,000	48,884
Ho Tung Chemical Corp.	88,399	33,479
Hon Hai Precision Industry Company, Ltd.	767,448	2,864,586
Hong Pu Real Estate Development Company, Ltd.	27,000	20,469
Hsing TA Cement Company, Ltd.	38,000	30,286
Hua Nan Financial Holdings Company, Ltd.	499,126	364,382
Hung Sheng Construction, Ltd.	42,240	33,800
IBF Financial Holdings Company, Ltd.	273,740	157,925
Ichia Technologies, Inc.	25,000	14,337
IEI Integration Corp.	12,000	18,994
Innolux Corp. (B)	657,561	395,795
Inpaq Technology Company, Ltd. (A)	12,000	22,809
Integrated Service Technology, Inc.	9,000	15,493
International CSRC Investment Holdings Company	81,383	68,208
Inventec Corp.	267,000	246,002
Iron Force Industrial Company, Ltd.	6,000	14,836
Jarllytec Company, Ltd.	9,000	19,990
Jess-Link Products Company, Ltd.	13,000	15,922
Kaimei Electronic Corp.	13,300	39,565
Kenda Rubber Industrial Company, Ltd.	39,520	45,438
King Yuan Electronics Company, Ltd.	122,796	178,575
King's Town Bank Company, Ltd.	100,000	148,996
King's Town Construction Company, Ltd. (A)	7,300	9,959
Kinko Optical Company, Ltd. (A)	15,758	15,656
Kinpo Electronics, Inc.	160,269	76,157
Kinsus Interconnect Technology Corp.	22,000	158,050
Kuo Toong International Company, Ltd.	18,248	14,719
L&K Engineering Company, Ltd.	17,000	17,524
Largan Precision Company, Ltd.	1,000	77,910
Laster Tech Corp., Ltd.	11,000	15,055
Lealea Enterprise Company, Ltd. (A)	90,124	40,415
Li Peng Enterprise Company, Ltd. (A)	62,000	25,762
Lida Holdings, Ltd.	4,640	4,682
Lien Hwa Industrial Holdings Corp.	42,900	85,937
Lingsen Precision Industries, Ltd. (A)	49,481	47,258
Lite-On Technology Corp.	164,000	365,512
Longchen Paper & Packaging Company, Ltd.	89,177	89,027
Lung Yen Life Service Corp.	9,000	14,732
Macauto Industrial Company, Ltd.	8,000	22,433
Macronix International Company, Ltd.	129,000	168,299
Mega Financial Holding Company, Ltd.	570,472	654,622
Mercuries & Associates Holding, Ltd.	47,815	44,203
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Mercuries Life Insurance Company, Ltd. (A)	55,163	$18,370
Mitac Holdings Corp.	58,316	59,692
MPI Corp.	11,000	47,210
Namchow Holdings Company, Ltd.	9,000	15,796
Nan Ya Plastics Corp.	216,000	706,073
Nanya Technology Corp. (B)	137,000	319,909
Nichidenbo Corp.	14,000	25,762
Nishoku Technology, Inc.	7,800	22,639
O-Bank Company, Ltd.	52,538	14,310
OptoTech Corp.	39,439	45,430
Pacific Construction Company	38,289	13,066
Paiho Shih Holdings Corp.	11,000	14,549
Pan German Universal Motors, Ltd.	2,000	15,042
Pan Jit International, Inc.	13,000	41,122
Pan-International Industrial Corp.	44,481	62,050
Pegatron Corp.	220,660	528,462
PharmaEngine, Inc.	9,000	17,775
Phison Electronics Corp.	5,000	66,880
Pou Chen Corp.	180,348	217,291
Powertech Technology, Inc.	12,000	44,647
President Securities Corp.	99,550	81,635
Primax Electronics, Ltd.	26,000	47,451
Prince Housing & Development Corp.	142,555	70,770
Prodisc Technology, Inc. (A)(D)	762,000	0
Qisda Corp.	186,280	189,749
Quanta Computer, Inc.	201,000	556,231
Quanta Storage, Inc.	23,000	29,715
Radiant Opto-Electronics Corp.	23,000	76,809
Radium Life Tech Company, Ltd.	102,621	38,480
Rechi Precision Company, Ltd.	20,000	13,223
Ritek Corp. (A)	57,799	19,861
Roo Hsing Company, Ltd. (A)	67,000	19,228
Ruentex Development Company, Ltd.	85,880	175,972
Ruentex Industries, Ltd.	26,000	118,418
Sampo Corp.	43,470	46,267
San Far Property, Ltd.	28,964	16,031
Sanyang Motor Company, Ltd.	48,000	45,243
Savior Lifetec Corp. (A)	18,958	13,892
SCI Pharmtech, Inc.	7,200	20,849
Sercomm Corp.	22,000	48,933
Sesoda Corp.	26,064	30,446
Shan-Loong Transportation Company, Ltd.	23,000	29,018
Sheng Yu Steel Company, Ltd.	22,000	29,241
ShenMao Technology, Inc.	8,000	15,032
Shihlin Electric & Engineering Corp.	21,000	38,023
Shin Kong Financial Holding Company, Ltd.	870,344	289,198
Shin Zu Shing Company, Ltd.	8,000	29,577
Shining Building Business Company, Ltd. (A)	55,118	21,617
Shinkong Insurance Company, Ltd.	27,000	43,127
Shinkong Synthetic Fibers Corp.	132,239	96,515
Sigurd Microelectronics Corp.	47,773	100,702
Simplo Technology Company, Ltd.	8,000	82,271
Sincere Navigation Corp.	24,000	33,961
Sinher Technology, Inc.	8,000	12,661
Sinon Corp.	45,650	39,967
SinoPac Financial Holdings Company, Ltd.	756,931	376,068
Sirtec International Company, Ltd.	23,800	22,109
Siward Crystal Technology Company, Ltd.	20,000	23,301
Soft-World International Corp.	4,000	12,499

66

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Sunonwealth Electric Machine Industry Company, Ltd.	18,000	$24,669
Sunrex Technology Corp.	11,678	18,580
Supreme Electronics Company, Ltd.	13,268	20,922
Syncmold Enterprise Corp.	6,000	14,856
SYNergy ScienTech Corp.	10,000	11,385
Synmosa Biopharma Corp.	20,176	17,193
Synnex Technology International Corp.	120,000	223,471
TA Chen Stainless Pipe (A)	85,894	139,574
Ta Ya Electric Wire & Cable	54,893	52,300
TA-I Technology Company, Ltd.	8,000	17,686
Taichung Commercial Bank Company, Ltd.	463,213	192,488
Taiflex Scientific Company, Ltd.	24,100	39,736
Tainan Spinning Company, Ltd.	135,638	125,874
Taishin Financial Holding Company, Ltd.	890,924	576,754
Taita Chemical Company, Ltd.	26,495	36,834
Taiwan Business Bank	509,791	174,527
Taiwan Cement Corp.	400,318	729,082
Taiwan Chinsan Electronic Industrial Company, Ltd.	14,420	24,750
Taiwan Cooperative Financial Holding Company, Ltd.	673,940	532,890
Taiwan Fertilizer Company, Ltd.	52,000	125,920
Taiwan Fire & Marine Insurance Company, Ltd.	41,000	29,073
Taiwan FU Hsing Industrial Company, Ltd.	21,000	30,400
Taiwan Glass Industry Corp.	112,319	117,313
Taiwan Hon Chuan Enterprise Company, Ltd.	34,000	86,070
Taiwan Kolin Company, Ltd. (A)(D)	327,000	0
Taiwan PCB Techvest Company, Ltd.	36,000	60,001
Taiwan Semiconductor Company, Ltd.	14,000	32,049
Taiwan Shin Kong Security Company, Ltd.	8,000	10,929
Taiwan Styrene Monomer	38,000	27,353
Taiwan Surface Mounting Technology Corp.	26,225	94,934
Taiyen Biotech Company, Ltd.	26,137	31,449
Tatung Company, Ltd. (A)	116,000	134,840
TBI Motion Technology Company, Ltd.	12,000	19,759
Teco Electric & Machinery Company, Ltd.	132,000	147,219
Test Research, Inc.	13,000	25,914
The Ambassador Hotel (A)	29,000	30,052
The Shanghai Commercial & Savings Bank, Ltd.	134,000	212,930
Thye Ming Industrial Company, Ltd.	31,000	34,829
Ton Yi Industrial Corp.	97,000	47,259
Tong Yang Industry Company, Ltd.	40,627	49,261
Tong-Tai Machine & Tool Company, Ltd. (A)	26,588	15,628
TOPBI International Holdings, Ltd.	8,077	3,913
Topkey Corp.	6,000	29,910
Topoint Technology Company, Ltd.	29,190	41,284
TPK Holding Company, Ltd.	41,000	57,019
Tripod Technology Corp.	6,000	23,842
Tsann Kuen Enterprise Company, Ltd.	7,000	11,481
TSRC Corp.	28,000	31,351
Tung Ho Steel Enterprise Corp.	92,000	134,501
TXC Corp.	34,000	126,791
TYC Brother Industrial Company, Ltd.	15,511	11,021
Tyntek Corp.	36,000	29,032
U-Ming Marine Transport Corp.	38,000	93,089
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Unimicron Technology Corp.	111,000	$519,386
Union Bank of Taiwan (A)	261,545	110,866
Unitech Printed Circuit Board Corp. (A)	74,194	47,866
United Microelectronics Corp.	940,794	2,132,544
Universal Cement Corp.	27,483	20,822
Unizyx Holding Corp. (A)	34,000	30,376
UPC Technology Corp.	89,751	80,650
USI Corp.	80,996	107,902
Wah Lee Industrial Corp.	26,520	76,951
Walsin Lihwa Corp.	180,000	161,662
Walsin Technology Corp. (A)	25,000	135,472
Walton Advanced Engineering, Inc. (A)	39,584	24,071
Wei Chuan Foods Corp.	33,000	25,808
Weikeng Industrial Company, Ltd.	25,000	25,240
Well Shin Technology Company, Ltd.	15,000	25,297
Winbond Electronics Corp.	342,793	321,429
Wintek Corp. (A)(D)	543,000	0
Wisdom Marine Lines Company, Ltd.	26,343	76,138
Wistron Corp.	323,291	317,808
Wistron NeWeb Corp.	19,000	49,480
WPG Holdings, Ltd.	180,400	312,508
WT Microelectronics Company, Ltd.	50,174	108,575
Xxentria Technology Materials Corp.	8,000	19,084
YC INOX Company, Ltd.	40,104	53,286
Yea Shin International Development Company, Ltd.	20,906	15,691
Yem Chio Company, Ltd.	42,715	24,385
Yeong Guan Energy Technology Group Company, Ltd.	13,553	32,375
YFY, Inc.	132,202	160,599
Yi Jinn Industrial Company, Ltd.	51,613	33,873
Yieh Phui Enterprise Company, Ltd. (A)(B)	68,899	74,496
Youngtek Electronics Corp.	17,000	45,959
Yuanta Financial Holding Company, Ltd.	990,371	873,797
Yulon Motor Company, Ltd.	64,470	97,736
YungShin Global Holding Corp.	8,000	12,361
Yungtay Engineering Company, Ltd.	5,000	11,515
Zeng Hsing Industrial Company, Ltd.	4,000	20,931
Zenitron Corp.	45,000	46,529
Zhen Ding Technology Holding, Ltd.	44,000	154,703
Zig Sheng Industrial Company, Ltd.	38,908	29,367
		41,363,398
Thailand - 2.0%
AAPICO Hitech PCL	35,352	21,593
AP Thailand PCL	223,670	53,726
Bangchak Corp. PCL	91,600	74,082
Bangkok Airways PCL (A)	116,100	38,255
Bangkok Bank PCL	12,800	43,685
Bangkok Bank PCL, NVDR	14,500	49,487
Bangkok Insurance PCL	4,550	36,298
Bangkok Land PCL	1,059,200	33,741
Bangkok Life Assurance PCL, NVDR	29,900	25,478
Bangkok Ranch PCL (A)	92,300	8,057
Banpu PCL	535,066	195,247
Berli Jucker PCL	86,900	84,250
Cal-Comp Electronics Thailand PCL	123,800	9,856
Charoen Pokphand Foods PCL	377,100	286,232
GFPT PCL	43,900	16,070
Global Green Chemicals PCL	67,700	23,399
Indorama Ventures PCL	82,600	107,589
IRPC PCL	943,100	114,997
Italian-Thai Development PCL (A)	477,400	32,262
Kasikornbank PCL, NVDR	101,600	395,829
Khon Kaen Sugar Industry PCL (A)	192,600	21,297

67

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Kiatnakin Phatra Bank PCL	19,400	$31,229
Krung Thai Bank PCL	265,400	85,646
LH Financial Group PCL	709,300	31,803
LPN Development PCL	52,900	7,566
MBK PCL (A)	48,672	19,912
Millcon Steel PCL	152,625	7,327
Polyplex Thailand PCL	14,000	11,643
Pruksa Holding PCL	78,800	30,181
PTT Exploration & Production PCL	127,800	440,262
PTT Global Chemical PCL	133,900	248,171
PTT PCL	938,700	1,073,688
Quality Houses PCL	746,900	48,001
Rojana Industrial Park PCL	113,100	20,799
Saha-Union PCL	16,100	15,419
Sansiri PCL	1,026,866	36,261
SC Asset Corp. PCL	476,596	45,250
Siam Future Development PCL	167,749	58,996
Somboon Advance Technology PCL	51,300	29,880
SPCG PCL	58,900	30,087
Sri Trang Agro-Industry PCL	49,100	48,391
Srithai Superware PCL (A)	283,000	11,845
STP & I PCL (A)	21,600	2,756
Supalai PCL	151,900	89,366
Super Energy Corp. PCL	743,000	20,376
Syntec Construction PCL	156,500	9,108
Thai Oil PCL	85,600	130,921
Thai Stanley Electric PCL	700	3,694
Thai Union Group PCL	35,600	22,799
Thaicom PCL	79,400	23,386
Thanachart Capital PCL	37,300	37,227
The Siam Cement PCL	8,200	97,058
The Siam Commercial Bank PCL	68,700	245,962
Thitikorn PCL	100	27
TMBThanachart Bank PCL	1,334,352	43,445
TPI Polene PCL	559,900	28,886
TPI Polene Power PCL	283,200	35,450
True Corp. PCL	1,139,000	127,323
Univentures PCL	51,700	6,100
Vinythai PCL	9,700	10,753
		4,938,424
Turkey - 0.5%
Akbank TAS	217,215	130,425
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,921	35,951
Arcelik AS	7,251	26,473
Dogan Sirketler Grubu Holding AS	52,374	14,938
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	30,810	20,252
Enka Insaat ve Sanayi AS	70,950	81,972
Eregli Demir ve Celik Fabrikalari TAS	66,873	123,146
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,846	583
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)	28,775	18,424
GSD Holding AS (A)	78,125	22,883
KOC Holding AS	34,979	89,036
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	15,600	25,449
NET Holding AS (A)	40,130	22,422
Sekerbank Turk AS (A)	178,589	19,407
Tekfen Holding AS	11,038	17,002
Turk Hava Yollari AO (A)	64,941	102,440
Turkiye Garanti Bankasi AS	227,810	236,154
Turkiye Halk Bankasi AS (A)	56,201	27,112
Turkiye Is Bankasi AS, Class C	131,554	76,429
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Turkiye Sinai Kalkinma Bankasi AS	141,027	$18,854
Turkiye Sise ve Cam Fabrikalari AS	110,611	101,939
Turkiye Vakiflar Bankasi TAO, Class D (A)	91,535	33,431
Uzel Makina Sanayii AS (A)(D)	22,930	0
Vestel Elektronik Sanayi ve Ticaret AS	6,172	18,159
Yapi ve Kredi Bankasi AS	254,969	68,861
		1,331,742
Ukraine - 0.0%
Kernel Holding SA	7,742	117,002
United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC	222,448	452,713
Aldar Properties PJSC	344,351	380,621
Amanat Holdings PJSC (A)	77,820	22,836
DAMAC Properties Dubai Company PJSC (A)	179,521	60,920
Dana Gas PJSC	87,037	24,923
Deyaar Development PJSC (A)	246,958	20,776
Dubai Financial Market PJSC (A)	83,924	23,677
Dubai Investments PJSC	195,034	92,141
Emaar Development PJSC (A)	74,937	78,339
Emaar Properties PJSC	266,138	294,153
Emirates NBD Bank PJSC	27,909	107,671
Eshraq Investments PJSC (A)	223,571	18,539
RAK Properties PJSC (A)	77,735	14,441
Ras Al Khaimah Ceramics	24,868	18,851
SHUAA Capital PSC	76,875	13,895
		1,624,496
United States - 0.0%
Bizlink Holding, Inc.	4,000	31,800
Nexteer Automotive Group, Ltd.	95,000	97,103
		128,903
TOTAL COMMON STOCKS (Cost $225,592,137)		$240,648,143
PREFERRED SECURITIES - 1.6%
Brazil - 1.6%
Banco ABC Brasil SA	9,841	26,908
Banco Bradesco SA	213,071	814,997
Banco do Estado do Rio Grande do Sul SA, B Shares	22,600	48,389
Cia Ferro Ligas da Bahia	5,956	61,291
Eucatex SA Industria e Comercio	4,200	6,864
Gerdau SA	91,576	455,715
Marcopolo SA	55,200	29,497
Petroleo Brasileiro SA	459,144	2,295,825
Randon SA Implementos e Participacoes	11,172	24,167
Usinas Siderurgicas de Minas Gerais SA, A Shares	40,910	121,098
		3,884,751
Colombia - 0.0%
Grupo Argos SA	23,975	52,259
Grupo de Inversiones Suramericana SA	11,343	54,871
		107,130
Philippines - 0.0%
Cebu Air, Inc., 6.000%	15,189	11,604
TOTAL PREFERRED SECURITIES (Cost $4,501,262)		$4,003,485
RIGHTS - 0.0%
Bharti Airtel, Ltd. (Expiration Date: 10-22-21; Strike Price: INR 535.00) (A)	557	1,150

68

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
RIGHTS (continued)
Fubon Financial Holding Company, Ltd. (Expiration Date: 10-19-21; Strike Price: TWD 58.90) (A)	26,381	$16,855
Hyundai Engineering & Construction Company, Ltd. (Expiration Date: 10-25-21; Strike Price: KRW 98,300.00) (A)	101	6,841
Itau CorpBanca Chile SA (Expiration Date: 11-3-21; Strike Price: CLP 1.80) (A)	10,081,598	2,115
Samsung Heavy Industries Company, Ltd. (Expiration Date: 11-1-21; Strike Price: KRW 5,130.00) (A)	10,973	9,916
TA Chen Stainless Pipe Company, Ltd. (Expiration Date: 10-19-21; Strike Price: TWD 43.00) (A)	13,595	1,391
TOTAL RIGHTS (Cost $0)		$38,268
SHORT-TERM INVESTMENTS - 1.0%
Short-term funds - 1.0%
John Hancock Collateral Trust, 0.0303% (E)(F)	244,814	2,449,657
TOTAL SHORT-TERM INVESTMENTS (Cost $2,449,644)		$2,449,657
Total Investments (Emerging Markets Value Trust) (Cost $232,543,043) - 99.6%		$247,139,553
Other assets and liabilities, net - 0.4%		1,004,473
TOTAL NET ASSETS - 100.0%		$248,144,026
Currency Abbreviations
CLP	Chilean Peso
INR	Indian Rupee
KRW	Korean Won
TWD	New Taiwan Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $5,030,669. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $3,096,492 in the form of U.S. Treasuries was pledged to the fund.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 9-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.1%
Communication services – 4.9%
Diversified telecommunication services – 0.5%
AT&T, Inc.	207,642	$5,608,410
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	46,833	$2,529,450
		8,137,860
Entertainment – 0.8%
The Walt Disney Company (A)	81,896	13,854,346
Media – 3.6%
Comcast Corp., Class A	476,781	26,666,361
Fox Corp., Class B	325,759	12,092,174
News Corp., Class A	821,665	19,333,777
		58,092,312
		80,084,518
Consumer discretionary – 3.6%
Automobiles – 1.1%
Volkswagen AG, ADR	775,705	17,530,933
Hotels, restaurants and leisure – 0.7%
Las Vegas Sands Corp. (A)	297,270	10,880,082
Leisure products – 0.6%
Mattel, Inc. (A)	530,506	9,846,191
Multiline retail – 0.6%
Kohl's Corp.	212,493	10,006,295
Specialty retail – 0.6%
The TJX Companies, Inc.	149,053	9,834,517
		58,098,018
Consumer staples – 6.8%
Beverages – 0.5%
The Coca-Cola Company	159,937	8,391,894
Food and staples retailing – 0.4%
Walmart, Inc.	43,171	6,017,174
Food products – 3.1%
Bunge, Ltd.	34,454	2,801,799
Conagra Brands, Inc.	537,475	18,204,278
Mondelez International, Inc., Class A	16,165	940,480
Tyson Foods, Inc., Class A	375,229	29,620,577
		51,567,134
Household products – 1.3%
Kimberly-Clark Corp.	160,723	21,286,154
Tobacco – 1.5%
Altria Group, Inc.	126,306	5,749,449
Philip Morris International, Inc.	195,226	18,505,473
		24,254,922
		111,517,278
Energy – 5.8%
Energy equipment and services – 0.3%
Halliburton Company	227,339	4,915,069
Oil, gas and consumable fuels – 5.5%
Chevron Corp.	26,945	2,733,570
EOG Resources, Inc.	225,006	18,061,232
Exxon Mobil Corp.	231,489	13,616,183
Hess Corp.	15,834	1,236,794
Occidental Petroleum Corp.	114,542	3,388,152
Targa Resources Corp.	52,140	2,565,809
TC Energy Corp.	197,359	9,490,994
TotalEnergies SE	630,852	30,153,428
TotalEnergies SE, ADR	171,335	8,212,087
		89,458,249
		94,373,318
Financials – 23.5%
Banks – 8.9%
Bank of America Corp.	213,571	9,066,089
Citizens Financial Group, Inc.	159,000	7,469,820

69

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Fifth Third Bancorp	678,393	$28,790,999
Huntington Bancshares, Inc.	1,010,900	15,628,514
JPMorgan Chase & Co.	72,638	11,890,114
The PNC Financial Services Group, Inc.	38,076	7,449,189
Wells Fargo & Company	1,400,146	64,980,781
		145,275,506
Capital markets – 4.9%
Franklin Resources, Inc.	96,505	2,868,129
Morgan Stanley	197,843	19,252,102
Raymond James Financial, Inc.	92,420	8,528,471
State Street Corp.	181,098	15,342,623
The Bank of New York Mellon Corp.	109,700	5,686,848
The Charles Schwab Corp.	117,845	8,583,830
The Goldman Sachs Group, Inc.	52,283	19,764,542
		80,026,545
Diversified financial services – 1.1%
Equitable Holdings, Inc.	616,288	18,266,776
Insurance – 8.6%
American International Group, Inc.	737,287	40,469,683
Chubb, Ltd.	175,829	30,502,815
Loews Corp.	481,251	25,953,866
Marsh & McLennan Companies, Inc.	26,907	4,074,527
MetLife, Inc.	510,715	31,526,437
The Hartford Financial Services Group, Inc.	112,400	7,896,100
		140,423,428
		383,992,255
Health care – 15.5%
Biotechnology – 2.2%
AbbVie, Inc.	242,367	26,144,128
Biogen, Inc. (A)	16,707	4,727,914
Gilead Sciences, Inc.	74,484	5,202,707
		36,074,749
Health care equipment and supplies – 3.8%
Becton, Dickinson and Company	105,780	26,002,840
Medtronic PLC	198,058	24,826,570
Zimmer Biomet Holdings, Inc.	78,384	11,472,282
		62,301,692
Health care providers and services – 5.2%
Anthem, Inc.	85,730	31,960,144
Cardinal Health, Inc.	117,500	5,811,550
Centene Corp. (A)	110,817	6,905,007
Cigna Corp.	73,905	14,792,825
CVS Health Corp.	229,078	19,439,559
UnitedHealth Group, Inc.	17,100	6,681,654
		85,590,739
Pharmaceuticals – 4.3%
AstraZeneca PLC, ADR (B)	98,958	5,943,417
GlaxoSmithKline PLC	97,124	1,833,038
Johnson & Johnson	122,761	19,825,902
Merck & Company, Inc.	165,794	12,452,787
Organon & Company	7,189	235,727
Pfizer, Inc.	376,479	16,192,362
Sanofi	95,952	9,236,724
Sanofi, ADR	74,400	3,586,824
		69,306,781
		253,273,961
Industrials – 11.2%
Aerospace and defense – 2.5%
L3Harris Technologies, Inc.	112,661	24,812,459
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
The Boeing Company (A)	75,058	$16,508,257
		41,320,716
Air freight and logistics – 2.3%
United Parcel Service, Inc., Class B	205,139	37,355,812
Airlines – 0.3%
Southwest Airlines Company (A)	103,900	5,343,577
Commercial services and supplies – 0.8%
Stericycle, Inc. (A)	196,577	13,361,339
Industrial conglomerates – 3.7%
3M Company	18,400	3,227,728
General Electric Company	454,231	46,799,420
Siemens AG, ADR	128,594	10,562,711
		60,589,859
Machinery – 1.0%
Flowserve Corp.	39,087	1,355,146
PACCAR, Inc.	87,035	6,868,802
Snap-on, Inc.	36,743	7,677,450
		15,901,398
Professional services – 0.6%
Nielsen Holdings PLC	503,835	9,668,594
		183,541,295
Information technology – 8.5%
Communications equipment – 0.7%
Cisco Systems, Inc.	197,060	10,725,976
Electronic equipment, instruments and components – 0.3%
TE Connectivity, Ltd.	37,153	5,098,135
IT services – 0.3%
Fiserv, Inc. (A)	42,500	4,611,250
Semiconductors and semiconductor equipment – 4.8%
Applied Materials, Inc.	129,040	16,611,319
NXP Semiconductors NV	34,624	6,781,803
QUALCOMM, Inc.	287,803	37,120,831
Texas Instruments, Inc.	95,691	18,392,767
		78,906,720
Software – 2.4%
Citrix Systems, Inc.	134,285	14,418,180
Microsoft Corp.	87,553	24,682,942
		39,101,122
		138,443,203
Materials – 5.6%
Chemicals – 3.8%
Akzo Nobel NV	51,353	5,611,065
CF Industries Holdings, Inc.	555,173	30,989,757
DuPont de Nemours, Inc.	99,459	6,762,217
International Flavors & Fragrances, Inc.	120,307	16,087,452
PPG Industries, Inc.	16,607	2,374,967
		61,825,458
Containers and packaging – 1.8%
International Paper Company	516,188	28,865,233
		90,690,691
Real estate – 4.3%
Equity real estate investment trusts – 4.3%
Equity Residential	298,802	24,179,058
Rayonier, Inc.	351,234	12,532,029
Vornado Realty Trust	42,393	1,780,930
Welltower, Inc.	71,075	5,856,580
Weyerhaeuser Company	734,996	26,143,808
		70,492,405

70

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 7.4%
Electric utilities – 3.4%
Edison International	49,551	$2,748,594
Entergy Corp.	46,013	4,569,551
NextEra Energy, Inc.	111,298	8,739,119
The Southern Company	632,641	39,204,763
		55,262,027
Multi-utilities – 4.0%
Ameren Corp.	119,879	9,710,199
Dominion Energy, Inc.	160,300	11,705,106
NiSource, Inc.	732,995	17,760,469
Sempra Energy	209,170	26,460,005
		65,635,779
		120,897,806
TOTAL COMMON STOCKS (Cost $1,205,379,127)		$1,585,404,748
PREFERRED SECURITIES – 1.4%
Health care – 0.4%
Health care equipment and supplies – 0.4%
Becton, Dickinson and Company, 6.000% (B)	115,427	6,230,749
Utilities – 1.0%
Electric utilities – 0.7%
NextEra Energy, Inc., 5.279%	98,770	5,033,319
The Southern Company, 6.750%	134,102	6,840,543
		11,873,862
Multi-utilities – 0.3%
NiSource, Inc., 7.750%	47,031	4,865,357
		16,739,219
TOTAL PREFERRED SECURITIES (Cost $22,062,709)		$22,969,968
SHORT-TERM INVESTMENTS – 1.5%
Short-term funds – 1.5%
John Hancock Collateral Trust, 0.0303% (C)(D)	638,752	6,391,476
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	3,000,067	3,000,067
T. Rowe Price Government Reserve Fund, 0.0295% (C)	15,071,132	15,071,132
TOTAL SHORT-TERM INVESTMENTS (Cost $24,462,736)		$24,462,675
Total Investments (Equity Income Trust) (Cost $1,251,904,572) – 100.0%		$1,632,837,391
Other assets and liabilities, net – (0.0%)		(779,514)
TOTAL NET ASSETS – 100.0%		$1,632,057,877
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $6,285,736.
(C)	The rate shown is the annualized seven-day yield as of 9-30-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.0%
Financials – 93.0%
Banks – 49.5%
1st Source Corp.	20,040	$946,690
American Business Bank (A)	23,091	866,143
Ameris Bancorp	32,087	1,664,674
Atlantic Union Bankshares Corp.	47,069	1,734,493
Bank of America Corp.	120,920	5,133,054
Bank of Commerce Holdings	13,743	208,481
Bank of Marin Bancorp	30,900	1,166,475
BayCom Corp. (A)	35,903	667,796
Business First Bancshares, Inc.	29,639	693,256
CaixaBank SA	504,228	1,563,623
California BanCorp (A)	25,033	431,819
Cambridge Bancorp	16,224	1,427,712
Central Valley Community Bancorp	17,584	378,056
Citizens Community Bancorp, Inc.	18,655	259,305
Citizens Financial Group, Inc.	102,359	4,808,826
Close Brothers Group PLC	78,424	1,628,882
Coastal Financial Corp. (A)	24,251	772,637
East West Bancorp, Inc.	58,802	4,559,507
Evans Bancorp, Inc.	14,905	570,862
Farmers & Merchants Bancorp, Inc.	7,844	175,706
First Horizon Corp.	155,197	2,528,159
First Merchants Corp.	35,041	1,466,115
German American Bancorp, Inc.	14,432	557,508
Glacier Bancorp, Inc.	19,301	1,068,310
HBT Financial, Inc.	38,261	594,959
Heritage Commerce Corp.	35,971	418,343
Heritage Financial Corp.	29,656	756,228
JPMorgan Chase & Co.	23,791	3,894,349
KeyCorp	127,455	2,755,577
Landmark Bancorp, Inc.	5,858	162,208
Level One Bancorp, Inc.	14,029	412,733
Limestone Bancorp, Inc. (A)	2,234	40,145
Live Oak Bancshares, Inc.	22,111	1,406,923
Metrocity Bankshares, Inc.	13,817	289,742
Mid Penn Bancorp, Inc.	13,195	363,522
Nicolet Bankshares, Inc. (A)	19,704	1,461,643
Nordea Bank ABP	200,826	2,587,899
Pacific Premier Bancorp, Inc.	21,963	910,147
Pinnacle Financial Partners, Inc.	52,406	4,930,356
Popular, Inc.	18,017	1,399,380
Shore Bancshares, Inc.	10,452	185,314
Southern First Bancshares, Inc. (A)	10,970	586,895
Stock Yards Bancorp, Inc.	32,681	1,916,741
SVB Financial Group (A)	9,559	6,183,523
Synovus Financial Corp.	96,907	4,253,248
The First Bancshares, Inc.	16,180	627,460
TriCo Bancshares	47,388	2,056,639
U.S. Bancorp	58,449	3,474,209
Univest Financial Corp.	23,251	636,845
Western Alliance Bancorp	44,313	4,822,141
Zions Bancorp NA	48,068	2,974,929
		85,380,187
Capital markets – 15.3%
Ameriprise Financial, Inc.	2,207	582,913
Ares Management Corp., Class A	52,574	3,881,538
BlackRock, Inc.	2,962	2,484,111
Brookfield Asset Management, Inc., Class A	75,323	4,030,534
KKR & Company, Inc.	61,799	3,762,323
Morgan Stanley	28,748	2,797,468
Onex Corp.	35,583	2,515,476
The Blackstone Group, Inc.	33,913	3,945,438
TMX Group, Ltd.	10,616	1,144,828

71

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Tradeweb Markets, Inc., Class A	15,981	$1,290,945
		26,435,574
Consumer finance – 7.1%
American Express Company	26,208	4,390,626
Capital One Financial Corp.	30,248	4,899,269
Discover Financial Services	24,023	2,951,226
		12,241,121
Diversified financial services – 2.7%
Berkshire Hathaway, Inc., Class B (A)	6,077	1,658,656
Equitable Holdings, Inc.	44,374	1,315,245
Eurazeo SE	17,583	1,647,571
		4,621,472
Insurance – 17.2%
American International Group, Inc.	73,134	4,014,325
Arthur J. Gallagher & Company	22,550	3,352,058
Brown & Brown, Inc.	49,068	2,720,821
Chubb, Ltd.	13,552	2,351,001
Kinsale Capital Group, Inc.	9,686	1,566,226
Markel Corp. (A)	2,300	2,748,799
Marsh & McLennan Companies, Inc.	27,856	4,218,234
The Hanover Insurance Group, Inc.	5,251	680,635
The Hartford Financial Services Group, Inc.	58,482	4,108,361
Trean Insurance Group, Inc. (A)	41,647	431,046
Unum Group	139,537	3,496,797
		29,688,303
Thrifts and mortgage finance – 1.2%
ESSA Bancorp, Inc.	10,689	177,437
OP Bancorp	34,686	355,878
Premier Financial Corp.	39,921	1,271,085
Timberland Bancorp, Inc.	6,055	175,292
		1,979,692
		160,346,349
Information technology – 3.2%
IT services – 2.6%
Visa, Inc., Class A	13,449	2,995,765
WEX, Inc. (A)	8,655	1,524,492
		4,520,257
Software – 0.6%
Bill.com Holdings, Inc. (A)	3,450	920,978
		5,441,235
Real estate – 2.8%
Equity real estate investment trusts – 2.2%
Prologis, Inc.	18,242	2,288,094
Rexford Industrial Realty, Inc.	26,848	1,523,624
		3,811,718
Real estate management and development – 0.6%
VGP NV	4,094	941,251
		4,752,969
TOTAL COMMON STOCKS (Cost $133,654,110)		$170,540,553
Financial Industries Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.7%
Repurchase agreement – 0.7%
Repurchase Agreement with State Street Corp. dated 9-30-21 at 0.000% to be repurchased at $1,280,000 on 10-1-21, collateralized by $1,306,800 U.S. Treasury Notes, 0.250% due 9-30-23 (valued at $1,305,626)	$1,280,000	$1,280,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,280,000)		$1,280,000
Total Investments (Financial Industries Trust) (Cost $134,934,110) – 99.7%		$171,820,553
Other assets and liabilities, net – 0.3%		521,364
TOTAL NET ASSETS – 100.0%		$172,341,917
Security Abbreviations and Legend
(A)	Non-income producing security.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.1%
Communication services – 17.0%
Entertainment – 3.1%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,372,722	$70,571,638
Madison Square Garden Entertainment Corp. (A)	105,384	7,658,255
		78,229,893
Interactive media and services – 13.3%
Alphabet, Inc., Class A (A)	60,841	162,659,630
CarGurus, Inc. (A)	1,426,816	44,816,291
Facebook, Inc., Class A (A)	383,760	130,244,306
		337,720,227
Media – 0.6%
Liberty Broadband Corp., Series A (A)	94,865	15,970,523
		431,920,643
Consumer discretionary – 19.2%
Household durables – 5.7%
Lennar Corp., A Shares	1,305,377	122,287,717
NVR, Inc. (A)	4,743	22,738,321
		145,026,038
Internet and direct marketing retail – 6.7%
Amazon.com, Inc. (A)	52,152	171,321,411
Leisure products – 2.6%
Polaris, Inc.	552,844	66,153,313
Specialty retail – 3.3%
Dufry AG (A)	570,621	32,055,370
Group 1 Automotive, Inc.	271,575	51,023,511
		83,078,881
Textiles, apparel and luxury goods – 0.9%
Salvatore Ferragamo SpA (A)	1,124,281	22,930,528
		488,510,171
Consumer staples – 8.6%
Beverages – 3.8%
Anheuser-Busch InBev SA/NV, ADR	364,193	20,533,201
Diageo PLC, ADR	112,221	21,658,653
Heineken NV	166,903	17,420,469

72

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
The Boston Beer Company, Inc., Class A (A)	72,493	$36,953,307
		96,565,630
Food and staples retailing – 0.5%
U.S. Foods Holding Corp. (A)	348,655	12,084,382
Food products – 4.3%
Post Holdings, Inc. (A)	696,748	76,753,760
The Hain Celestial Group, Inc. (A)	793,830	33,960,047
		110,713,807
		219,363,819
Energy – 5.2%
Oil, gas and consumable fuels – 5.2%
Cheniere Energy, Inc. (A)	756,059	73,844,283
Suncor Energy, Inc.	1,410,010	29,243,607
Valero Energy Corp.	418,080	29,503,906
		132,591,796
Financials – 15.0%
Banks – 3.6%
First Hawaiian, Inc.	3,111,995	91,337,053
Capital markets – 9.1%
KKR & Company, Inc.	749,376	45,622,011
Morgan Stanley	1,150,301	111,935,790
Robinhood Markets, Inc., Class A (A)	453,776	19,094,894
The Goldman Sachs Group, Inc.	149,082	56,357,468
		233,010,163
Consumer finance – 2.3%
American Express Company	233,295	39,083,911
Synchrony Financial	392,818	19,200,944
		58,284,855
		382,632,071
Health care – 7.0%
Biotechnology – 3.2%
Alnylam Pharmaceuticals, Inc. (A)	210,855	39,811,533
Moderna, Inc. (A)	107,933	41,539,094
		81,350,627
Health care equipment and supplies – 2.2%
Hologic, Inc. (A)	773,253	57,073,804
Health care providers and services – 1.0%
Anthem, Inc.	66,965	24,964,552
Health care technology – 0.6%
Change Healthcare, Inc. (A)	665,311	13,931,612
		177,320,595
Industrials – 8.5%
Electrical equipment – 1.6%
Regal Beloit Corp.	157,622	23,696,891
Sensata Technologies Holding PLC (A)	306,193	16,754,881
		40,451,772
Industrial conglomerates – 1.7%
Roper Technologies, Inc.	95,029	42,395,288
Machinery – 1.2%
Parker-Hannifin Corp.	110,376	30,863,337
Professional services – 2.3%
IHS Markit, Ltd.	507,815	59,221,385
Trading companies and distributors – 1.7%
United Rentals, Inc. (A)	123,651	43,392,845
		216,324,627
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 12.6%
Semiconductors and semiconductor equipment – 3.7%
Analog Devices, Inc.	146,242	$24,492,610
NVIDIA Corp.	334,893	69,376,434
		93,869,044
Software – 4.4%
salesforce.com, Inc. (A)	209,105	56,713,458
Workday, Inc., Class A (A)	220,319	55,055,515
		111,768,973
Technology hardware, storage and peripherals – 4.5%
Apple, Inc.	633,702	89,668,833
Samsung Electronics Company, Ltd.	400,730	24,843,096
		114,511,929
		320,149,946
Materials – 1.3%
Chemicals – 1.3%
Axalta Coating Systems, Ltd. (A)	1,114,689	32,537,772
Real estate – 3.7%
Equity real estate investment trusts – 2.9%
American Tower Corp.	199,147	52,855,605
Crown Castle International Corp.	120,019	20,801,693
		73,657,298
Real estate management and development – 0.8%
Five Point Holdings LLC, Class A (A)	2,574,244	20,156,331
		93,813,629
TOTAL COMMON STOCKS (Cost $1,335,989,293)		$2,495,165,069
SHORT-TERM INVESTMENTS – 1.9%
Repurchase agreement – 1.9%
Repurchase Agreement with State Street Corp. dated 9-30-21 at 0.000% to be repurchased at $48,843,000 on 10-1-21, collateralized by $49,864,700 U.S. Treasury Notes, 0.250% due 9-30-23 (valued at $49,819,922)	$48,843,000	48,843,000
TOTAL SHORT-TERM INVESTMENTS (Cost $48,843,000)		$48,843,000
Total Investments (Fundamental All Cap Core Trust) (Cost $1,384,832,293) – 100.0%		$2,544,008,069
Other assets and liabilities, net – (0.0%)		(529,855)
TOTAL NET ASSETS – 100.0%		$2,543,478,214
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.4%
Communication services – 8.9%
Interactive media and services – 2.3%
Alphabet, Inc., Class A (A)	6,976	$18,650,476
Media – 6.6%
Comcast Corp., Class A	619,178	34,630,626
Fox Corp., Class B	227,832	8,457,124
Liberty Broadband Corp., Series A (A)	54,560	9,185,176
		52,272,926
		70,923,402

73

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 7.8%
Household durables – 3.2%
Lennar Corp., A Shares	269,386	$25,236,080
Internet and direct marketing retail – 2.5%
eBay, Inc.	285,688	19,903,883
Specialty retail – 2.1%
CarMax, Inc. (A)	62,265	7,967,429
Group 1 Automotive, Inc.	46,242	8,687,947
		16,655,376
		61,795,339
Consumer staples – 9.3%
Beverages – 2.9%
Anheuser-Busch InBev SA/NV, ADR	215,540	12,152,145
Heineken Holding NV	121,876	10,612,459
		22,764,604
Food and staples retailing – 2.2%
Walmart, Inc.	129,029	17,984,062
Food products – 4.2%
Danone SA	217,834	14,851,469
Post Holdings, Inc. (A)	165,539	18,235,776
		33,087,245
		73,835,911
Energy – 9.1%
Energy equipment and services – 0.5%
ChampionX Corp. (A)	169,365	3,787,001
Oil, gas and consumable fuels – 8.6%
Cheniere Energy, Inc. (A)	293,933	28,708,436
Chevron Corp.	129,551	13,142,949
Kinder Morgan, Inc.	382,484	6,398,957
Suncor Energy, Inc.	634,892	13,167,660
Valero Energy Corp.	103,773	7,323,261
		68,741,263
		72,528,264
Financials – 22.0%
Banks – 9.6%
Bank of America Corp.	307,689	13,061,398
Citigroup, Inc.	327,194	22,962,475
JPMorgan Chase & Co.	102,714	16,813,255
Wells Fargo & Company	499,950	23,202,680
		76,039,808
Capital markets – 10.1%
KKR & Company, Inc.	309,381	18,835,115
Morgan Stanley	154,865	15,069,913
Nasdaq, Inc.	96,634	18,652,295
State Street Corp.	184,306	15,614,404
The Goldman Sachs Group, Inc.	32,249	12,191,089
		80,362,816
Consumer finance – 1.3%
American Express Company	60,472	10,130,874
Diversified financial services – 1.0%
Berkshire Hathaway, Inc., Class B (A)	29,405	8,025,801
		174,559,299
Health care – 14.2%
Biotechnology – 1.3%
Gilead Sciences, Inc.	89,153	6,227,337
Moderna, Inc. (A)	9,873	3,799,723
		10,027,060
Health care equipment and supplies – 2.8%
Danaher Corp.	46,843	14,260,883
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Hologic, Inc. (A)	110,548	$8,159,548
		22,420,431
Health care providers and services – 7.3%
Anthem, Inc.	3,347,817	38,665,698
HCA Healthcare, Inc.	30,090	7,303,445
UnitedHealth Group, Inc.	30,432	11,891,000
		57,860,143
Pharmaceuticals – 2.8%
GlaxoSmithKline PLC, ADR	306,794	11,722,599
Merck & Company, Inc.	138,107	10,373,217
		22,095,816
		112,403,450
Industrials – 13.6%
Aerospace and defense – 6.9%
General Dynamics Corp.	77,600	15,211,928
L3Harris Technologies, Inc.	55,309	12,181,254
Lockheed Martin Corp.	23,222	8,013,912
Raytheon Technologies Corp.	227,901	19,590,370
		54,997,464
Machinery – 4.2%
Fortive Corp.	111,656	7,879,564
Parker-Hannifin Corp.	91,912	25,700,433
		33,579,997
Trading companies and distributors – 2.5%
United Rentals, Inc. (A)	55,966	19,640,148
		108,217,609
Information technology – 9.3%
Electronic equipment, instruments and components – 1.7%
Vontier Corp.	396,199	13,312,286
Semiconductors and semiconductor equipment – 1.0%
Analog Devices, Inc.	47,754	7,997,840
Software – 5.4%
Microsoft Corp.	66,716	18,808,575
Oracle Corp.	269,789	23,506,716
		42,315,291
Technology hardware, storage and peripherals – 1.2%
Samsung Electronics Company, Ltd.	157,290	9,751,131
		73,376,548
Materials – 0.9%
Chemicals – 0.9%
LyondellBasell Industries NV, Class A	73,401	6,888,684
Real estate – 2.3%
Equity real estate investment trusts – 2.3%
American Tower Corp.	69,089	18,336,911
TOTAL COMMON STOCKS (Cost $551,421,292)		$772,865,417
SHORT-TERM INVESTMENTS – 3.0%
Repurchase agreement – 3.0%
Repurchase Agreement with State Street Corp. dated 9-30-21 at 0.000% to be repurchased at $23,771,000 on 10-1-21, collateralized by $24,268,300 U.S. Treasury Notes, 0.250% due 9-30-23 (valued at $24,246,507)	$23,771,000	23,771,000
TOTAL SHORT-TERM INVESTMENTS (Cost $23,771,000)		$23,771,000
Total Investments (Fundamental Large Cap Value Trust) (Cost $575,192,292) – 100.4%		$796,636,417
Other assets and liabilities, net – (0.4%)		(2,919,065)
TOTAL NET ASSETS – 100.0%		$793,717,352

74

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Global Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.6%
France - 10.1%
Air Liquide SA	48,779	$7,812,424
Capgemini SE	28,774	5,967,039
Cie Generale des Etablissements Michelin SCA	32,517	4,986,154
Sanofi	98,104	9,443,855
TotalEnergies SE	141,499	6,763,339
		34,972,811
Germany - 1.5%
Deutsche Post AG	82,943	5,201,322
Ireland - 1.9%
CRH PLC	139,685	6,592,393
Japan - 5.1%
FANUC Corp.	33,271	7,295,063
Mitsubishi Estate Company, Ltd.	193,469	3,080,571
Sumitomo Mitsui Financial Group, Inc.	206,400	7,261,021
		17,636,655
Netherlands - 9.8%
Akzo Nobel NV	47,630	5,204,258
ING Groep NV	529,435	7,697,170
Koninklijke Ahold Delhaize NV	207,592	6,912,403
Koninklijke Philips NV	81,260	3,610,119
Stellantis NV	541,651	10,308,197
		33,732,147
Switzerland - 4.4%
Chubb, Ltd.	32,310	5,605,139
Roche Holding AG	25,791	9,412,941
		15,018,080
United Kingdom - 12.1%
Associated British Foods PLC	250,883	6,245,161
AstraZeneca PLC	80,207	9,666,368
Ferguson PLC	37,592	5,218,593
Reckitt Benckiser Group PLC	54,984	4,319,555
RELX PLC	208,667	6,006,742
Tesco PLC	1,518,176	5,170,352
Unilever PLC	94,621	5,122,627
		41,749,398
United States - 52.7%
Alphabet, Inc., Class A (A)	6,506	17,393,921
Apple, Inc.	87,052	12,317,858
Arthur J. Gallagher & Company	50,663	7,531,055
AutoZone, Inc. (A)	6,039	10,254,162
Bank of America Corp.	230,168	9,770,632
Comcast Corp., Class A	123,179	6,889,401
Corteva, Inc.	158,161	6,655,415
Electronic Arts, Inc.	30,858	4,389,551
Facebook, Inc., Class A (A)	45,436	15,420,524
Huntington Bancshares, Inc.	418,465	6,469,469
Johnson & Johnson	41,674	6,730,351
Johnson Controls International PLC	83,282	5,669,839
Lennar Corp., A Shares	50,961	4,774,026
Microsoft Corp.	36,931	10,411,588
Northrop Grumman Corp.	24,669	8,884,540
Oracle Corp.	57,471	5,007,448
Philip Morris International, Inc.	140,562	13,323,872
Stanley Black & Decker, Inc.	28,666	5,025,436
T-Mobile US, Inc. (A)	54,584	6,973,652
Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
UnitedHealth Group, Inc.	13,097	$5,117,522
Waste Management, Inc.	46,123	6,888,931
Wells Fargo & Company	133,168	6,180,327
		182,079,520
TOTAL COMMON STOCKS (Cost $281,635,103)		$336,982,326
PREFERRED SECURITIES - 1.8%
South Korea - 1.8%
Samsung Electronics Company, Ltd.	106,639	6,221,182
TOTAL PREFERRED SECURITIES (Cost $4,526,394)		$6,221,182
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
Federated Government Obligations Fund, Institutional Class, 0.0300% (B)	2,487,176	2,487,176
TOTAL SHORT-TERM INVESTMENTS (Cost $2,487,176)		$2,487,176
Total Investments (Global Equity Trust) (Cost $288,648,673) - 100.1%		$345,690,684
Other assets and liabilities, net - (0.1%)		(270,558)
TOTAL NET ASSETS - 100.0%		$345,420,126
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-21.
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.8%
Consumer discretionary – 0.8%
Internet and direct marketing retail – 0.1%
Shop Apotheke Europe NV (A)(B)	1,220	$179,650
Specialty retail – 0.7%
Warby Parker, Inc., Class A (B)	48,065	2,549,848
		2,729,498
Consumer staples – 0.0%
Food products – 0.0%
Freshpet, Inc. (B)	200	28,538
Financials – 0.4%
Capital markets – 0.2%
BCLS Acquisition Corp., Class A (B)	12,029	120,290
Dynamics Special Purpose Corp., Class A (B)	18,789	186,763
Eucrates Biomedical Acquisition Corp. (B)	11,914	118,068
FS Development Corp. II, Class A (B)	10,438	103,858
Health Sciences Acquisitions Corp. 2 (B)	13,354	132,071
Helix Acquisition Corp., Class A (B)	12,247	120,878
		781,928
Insurance – 0.2%
Bright Health Group, Inc. (B)	65,520	534,643
		1,316,571
Health care – 97.6%
Biotechnology – 32.5%
AbbVie, Inc.	48,094	5,187,900
Abcam PLC (B)	26,439	529,927
AC Immune SA (B)	6,000	40,260
ACADIA Pharmaceuticals, Inc. (B)	23,708	393,790
Acceleron Pharma, Inc. (B)	27,938	4,808,130

75

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
ADC Therapeutics SA (B)	19,326	$524,894
Agios Pharmaceuticals, Inc. (B)	10,238	472,484
Akero Therapeutics, Inc. (B)	4,936	110,320
Alector, Inc. (B)	11,904	271,649
Alkermes PLC (B)	3,287	101,371
Allogene Therapeutics, Inc. (B)	23,374	600,712
Alnylam Pharmaceuticals, Inc. (B)	21,434	4,046,954
Amgen, Inc.	12,008	2,553,501
Amicus Therapeutics, Inc. (B)	10,550	100,753
Annexon, Inc. (B)	10,460	194,661
Apellis Pharmaceuticals, Inc. (B)	23,125	762,200
Arcutis Biotherapeutics, Inc. (B)	5,800	138,562
Argenx SE, ADR (B)	15,172	4,581,944
Ascendis Pharma A/S, ADR (B)	14,965	2,385,271
Avidity Biosciences, Inc. (B)	17,321	426,616
BeiGene, Ltd., ADR (B)	4,987	1,810,281
Biogen, Inc. (B)	9,399	2,659,823
BioNTech SE, ADR (B)	15,732	4,294,679
Blueprint Medicines Corp. (B)	13,364	1,373,953
Burning Rock Biotech, Ltd., ADR (B)	9,445	168,877
C4 Therapeutics, Inc. (B)	22,317	997,124
Celldex Therapeutics, Inc. (B)	13,022	703,058
Centessa Pharmaceuticals PLC, ADR (B)	18,009	300,750
Cerevel Therapeutics Holdings, Inc. (B)	25,220	743,990
CM Life Sciences III, Inc. (B)	22,514	234,708
Cortexyme, Inc. (B)	1,200	109,992
CRISPR Therapeutics AG (B)	4,952	554,277
CureVac NV (B)	7,486	408,885
Day One Biopharmaceuticals, Inc. (B)	8,112	192,498
Deciphera Pharmaceuticals, Inc. (B)	3,307	112,372
Denali Therapeutics, Inc. (B)	25,747	1,298,936
Design Therapeutics, Inc. (B)	14,731	216,398
Dicerna Pharmaceuticals, Inc. (B)	15,478	312,036
Enanta Pharmaceuticals, Inc. (B)	4,000	227,240
Exact Sciences Corp. (B)	24,857	2,372,601
Exelixis, Inc. (B)	81,525	1,723,439
Fate Therapeutics, Inc. (B)	22,572	1,337,842
Frontier Acquisition Corp. (B)	12,607	124,431
F-star Therapeutics, Inc. (B)	12,596	92,203
Generation Bio Company (B)	31,607	792,387
Genmab A/S (B)	3,907	1,707,053
Genmab A/S, ADR (B)	800	34,960
Ginkgo Bioworks Holdings, Inc. (B)	70,800	820,572
Global Blood Therapeutics, Inc. (B)	6,332	161,339
Ideaya Biosciences, Inc. (B)	13,947	355,509
IGM Biosciences, Inc. (B)	6,866	451,508
Imago Biosciences, Inc. (B)	12,479	249,954
Immuneering Corp., Class A (B)	23,271	617,845
Immunocore Holdings PLC, ADR (B)	5,762	213,597
Incyte Corp. (B)	41,526	2,856,158
Insmed, Inc. (B)	41,561	1,144,590
Intellia Therapeutics, Inc. (B)	9,317	1,249,876
Invitae Corp. (B)	17,144	487,404
Ionis Pharmaceuticals, Inc. (B)	24,058	806,905
Iovance Biotherapeutics, Inc. (B)	28,633	706,090
IVERIC bio, Inc. (B)	46,124	749,054
Karuna Therapeutics, Inc. (B)	7,771	950,626
Kodiak Sciences, Inc. (B)	24,112	2,314,270
Kronos Bio, Inc. (B)	7,495	157,095
Kymera Therapeutics, Inc. (B)	13,425	788,585
Lyell Immunopharma, Inc. (B)	20,949	310,045
MaxCyte, Inc. (B)	11,231	136,960
MaxCyte, Inc. (B)	7,547	92,149
MeiraGTx Holdings PLC (B)	10,086	132,933
Mersana Therapeutics, Inc. (B)	10,688	100,788
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Mirati Therapeutics, Inc. (B)	12,786	$2,261,971
Moderna, Inc. (B)	22,956	8,834,846
Molecular Templates, Inc. (B)	8,300	55,693
Monte Rosa Therapeutics, Inc. (B)	18,765	418,084
Morphic Holding, Inc. (B)	4,283	242,589
Neurocrine Biosciences, Inc. (B)	7,065	677,604
Novavax, Inc. (B)	5,476	1,135,230
Nurix Therapeutics, Inc. (B)	15,120	452,995
Orion Acquisition Corp. (B)	12,953	127,976
PMV Pharmaceuticals, Inc. (B)	2,200	65,560
Prelude Therapeutics, Inc. (B)	6,738	210,563
Progenics Pharmaceuticals, Inc. (B)(C)	21,900	935
Protagonist Therapeutics, Inc. (B)	8,019	142,097
Prothena Corp. PLC (B)	18,560	1,322,029
PTC Therapeutics, Inc. (B)	9,074	337,644
Radius Health, Inc. (B)	10,391	128,952
RAPT Therapeutics, Inc. (B)	13,742	426,689
Recursion Pharmaceuticals, Inc., Class A (B)	8,914	205,111
Regeneron Pharmaceuticals, Inc. (B)	8,039	4,865,042
REGENXBIO, Inc. (B)	4,300	180,256
Relay Therapeutics, Inc. (B)	6,585	207,625
Repare Therapeutics, Inc. (B)	6,100	160,064
Replimune Group, Inc. (B)	22,880	678,163
Revolution Healthcare Acquisition Corp. (B)	31,883	314,048
REVOLUTION Medicines, Inc. (B)	15,300	420,903
Rocket Pharmaceuticals, Inc. (B)	15,794	472,083
Sage Therapeutics, Inc. (B)	7,877	349,030
Sana Biotechnology, Inc. (B)	7,446	167,684
Sarepta Therapeutics, Inc. (B)	6,268	579,665
Scholar Rock Holding Corp. (B)	17,412	574,944
Seagen, Inc. (B)	17,989	3,054,532
Seres Therapeutics, Inc. (B)	9,002	62,654
Solid Biosciences, Inc. (B)	27,976	66,863
SpringWorks Therapeutics, Inc. (B)	5,481	347,715
Stoke Therapeutics, Inc. (B)	8,627	219,471
Syndax Pharmaceuticals, Inc. (B)	6,400	122,304
Tenaya Therapeutics, Inc. (B)	12,198	251,889
Turning Point Therapeutics, Inc. (B)	9,794	650,615
Twist Bioscience Corp. (B)	7,977	853,300
Ultragenyx Pharmaceutical, Inc. (B)	27,510	2,481,127
uniQure NV (B)	10,600	339,306
Vertex Pharmaceuticals, Inc. (B)	27,612	5,008,541
Xencor, Inc. (B)	19,055	622,336
Zai Lab, Ltd., ADR (B)	8,001	843,225
Zeneca, Inc. (B)(C)	13,151	8,088
Zentalis Pharmaceuticals, Inc. (B)	17,381	1,158,270
Zymeworks, Inc. (B)	8,723	253,316
		111,350,171
Health care equipment and supplies – 21.4%
Alcon, Inc.	10,044	813,270
AtriCure, Inc. (B)	6,962	484,207
Becton, Dickinson and Company	17,577	4,320,778
Danaher Corp.	43,893	13,362,785
Dentsply Sirona, Inc.	14,927	866,512
DexCom, Inc. (B)	5,303	2,899,999
Hologic, Inc. (B)	51,507	3,801,732
ICU Medical, Inc. (B)	425	99,187
Inari Medical, Inc. (B)	3,430	278,173
Insulet Corp. (B)	5,879	1,670,988
Intuitive Surgical, Inc. (B)	13,383	13,304,709
iRhythm Technologies, Inc. (B)	5,132	300,530
Lantheus Holdings, Inc. (B)	18,633	478,495
Nevro Corp. (B)	5,440	633,107

76

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Novocure, Ltd. (B)	10,220	$1,187,257
Ortho Clinical Diagnostics Holdings PLC (B)	67,405	1,245,644
Outset Medical, Inc. (B)	15,226	752,773
Penumbra, Inc. (B)	10,080	2,686,320
PROCEPT BioRobotics Corp. (B)	4,803	183,234
Pulmonx Corp. (B)	3,467	124,743
Quidel Corp. (B)	8,384	1,183,402
Shockwave Medical, Inc. (B)	15,493	3,189,699
STERIS PLC	3,763	768,706
Stryker Corp.	30,496	8,042,405
Teleflex, Inc.	7,414	2,791,742
The Cooper Companies, Inc.	3,546	1,465,597
West Pharmaceutical Services, Inc.	11,949	5,072,828
Zimmer Biomet Holdings, Inc.	7,931	1,160,781
		73,169,603
Health care providers and services – 15.9%
Accolade, Inc. (B)	8,370	352,963
Agiliti, Inc. (B)	31,358	597,056
agilon health, Inc. (B)	18,032	472,619
Alignment Healthcare, Inc. (B)	46,216	738,532
Anthem, Inc.	14,534	5,418,275
Centene Corp. (B)	79,925	4,980,127
Cigna Corp.	16,666	3,335,867
Guardant Health, Inc. (B)	15,994	1,999,410
HCA Healthcare, Inc.	21,176	5,139,839
Humana, Inc.	14,722	5,729,066
Molina Healthcare, Inc. (B)	12,174	3,302,928
Oak Street Health, Inc. (B)	8,398	357,167
Option Care Health, Inc. (B)	33,446	811,400
Surgery Partners, Inc. (B)	15,203	643,695
The Pennant Group, Inc. (B)	10,535	295,928
UnitedHealth Group, Inc.	51,851	20,260,255
		54,435,127
Health care technology – 3.6%
Certara, Inc. (B)	17,771	588,220
Definitive Healthcare Corp. (B)	11,013	471,687
Doximity, Inc., Class A (B)	10,171	820,800
Doximity, Inc., Class B (B)(D)	63,222	4,928,860
MultiPlan Corp. (B)	35,600	200,428
Phreesia, Inc. (B)	21,520	1,327,784
Schrodinger, Inc. (B)	4,954	270,885
Sema4 Holdings Corp. (B)	23,688	179,792
Sophia Genetics SA (B)	20,504	359,435
Veeva Systems, Inc., Class A (B)	10,655	3,070,451
		12,218,342
Life sciences tools and services – 12.4%
10X Genomics, Inc., Class A (B)	9,307	1,354,913
Adaptive Biotechnologies Corp. (B)	22,613	768,616
Agilent Technologies, Inc.	39,873	6,281,194
Avantor, Inc. (B)	80,712	3,301,121
Berkeley Lights, Inc. (B)	6,931	135,570
Bio-Techne Corp.	2,300	1,114,511
Bruker Corp.	37,100	2,897,510
Evotec SE (B)	16,612	787,691
Lonza Group AG	1,486	1,114,663
Maravai LifeSciences Holdings, Inc., Class A (B)	16,748	821,992
Mettler-Toledo International, Inc. (B)	883	1,216,209
Olink Holding AB, ADR (B)	29,231	708,852
Pacific Biosciences of California, Inc. (B)	54,894	1,402,542
Quanterix Corp. (B)	10,715	533,500
Quantum-Si, Inc. (B)	31,200	260,208
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Rapid Micro Biosystems, Inc., Class A (B)	10,992	$203,022
Repligen Corp. (B)	2,555	738,369
Seer, Inc. (B)	47,916	1,654,539
SomaLogic, Inc. (B)	67,026	830,452
Thermo Fisher Scientific, Inc.	25,677	14,670,040
Waters Corp. (B)	2,305	823,577
Wuxi Biologics Cayman, Inc. (A)(B)	57,500	932,667
		42,551,758
Pharmaceuticals – 11.8%
Arvinas, Inc. (B)	11,123	914,088
AstraZeneca PLC, ADR	116,960	7,024,618
ATAI Life Sciences NV (B)	9,726	143,848
Atea Pharmaceuticals, Inc. (B)	16,487	578,034
Cara Therapeutics, Inc. (B)	9,133	141,105
Catalent, Inc. (B)	14,481	1,926,987
Daiichi Sankyo Company, Ltd.	25,000	664,529
DICE Therapeutics, Inc. (B)	8,528	279,292
Eisai Company, Ltd.	8,000	599,260
Elanco Animal Health, Inc. (B)	19,393	618,443
Eli Lilly & Company	39,675	9,166,909
Longboard Pharmaceuticals, Inc. (B)	9,824	87,532
Merck & Company, Inc.	79,830	5,996,031
Merck KGaA	8,432	1,825,019
NGM Biopharmaceuticals, Inc. (B)	6,500	136,630
Pfizer, Inc.	133,548	5,743,899
Reata Pharmaceuticals, Inc., Class A (B)	3,357	337,748
Roche Holding AG	8,120	2,963,554
Royalty Pharma PLC, Class A	30,049	1,085,971
		40,233,497
		333,958,498
TOTAL COMMON STOCKS (Cost $218,192,365)		$338,033,105
PREFERRED SECURITIES – 0.7%
Health care – 0.7%
Health care equipment and supplies – 0.7%
Sartorius AG	3,704	2,357,998
TOTAL PREFERRED SECURITIES (Cost $552,485)		$2,357,998
WARRANTS – 0.0%
Sema4 Holdings Corp. (Expiration Date: 9-24-27; Strike Price: $11.50) (B)	4,862	10,307
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (B)	2,050	7,073
TOTAL WARRANTS (Cost $20,664)		$17,380
SHORT-TERM INVESTMENTS – 0.4%
Short-term funds – 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (E)	500,011	500,011
T. Rowe Price Government Reserve Fund, 0.0295% (E)	1,064,738	1,064,738
TOTAL SHORT-TERM INVESTMENTS (Cost $1,564,749)		$1,564,749
Total Investments (Health Sciences Trust) (Cost $220,330,263) – 99.9%		$341,973,232
Other assets and liabilities, net – 0.1%		179,316
TOTAL NET ASSETS – 100.0%		$342,152,548
Security Abbreviations and Legend
ADR	American Depositary Receipt

77

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(E)	The rate shown is the annualized seven-day yield as of 9-30-21.
High Yield Trust
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Argentina – 0.4%
Provincia de Buenos Aires (3.900% to 9-1-22, then 5.250% to 9-1-23, then 6.375% to 9-1-24, then 6.625% thereafter), 09/01/2037 (A)		$756,976	$336,854
Republic of Argentina
1.000%, 07/09/2029		59,073	22,448
(0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter), 07/09/2030		598,627	219,528
(1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		526,571	172,220
			751,050
Brazil – 0.2%
Federative Republic of Brazil 10.000%, 01/01/2023 to 01/01/2027	BRL	2,808,000	530,251
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	74,000,000	5,850
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,828,828)			$1,287,151
CORPORATE BONDS – 85.4%
Communication services – 13.0%
Allen Media LLC 10.500%, 02/15/2028 (A)		$1,690,000	1,735,630
Altice Financing SA 5.750%, 08/15/2029 (A)		780,000	755,531
Altice France Holding SA 10.500%, 05/15/2027 (A)		240,000	262,464
Altice France SA 5.125%, 07/15/2029 (A)		590,000	578,480
CCO Holdings LLC
4.250%, 02/01/2031 (A)		130,000	132,256
4.500%, 08/15/2030 (A)		620,000	639,666
4.500%, 05/01/2032		820,000	844,600
5.125%, 05/01/2027 (A)		790,000	822,635
Charter Communications Operating LLC 6.484%, 10/23/2045		450,000	611,811
Cinemark USA, Inc. 5.875%, 03/15/2026 (A)		600,000	606,000
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)		760,000	790,400
CSC Holdings LLC
4.125%, 12/01/2030 (A)		490,000	480,813
4.500%, 11/15/2031 (A)		440,000	434,500
6.500%, 02/01/2029 (A)		800,000	866,360
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
DIRECTV Holdings LLC 5.875%, 08/15/2027 (A)	$620,000	$647,125
DISH DBS Corp.
5.125%, 06/01/2029	1,360,000	1,332,514
5.875%, 11/15/2024	500,000	537,640
7.750%, 07/01/2026	870,000	982,426
Frontier Communications Holdings LLC
5.000%, 05/01/2028 (A)	240,000	252,000
6.750%, 05/01/2029 (A)	210,000	221,288
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)	380,000	391,590
5.250%, 08/15/2027 (A)	410,000	426,015
Intelsat Jackson Holdings SA 8.000%, 02/15/2024 (A)(B)	560,000	574,700
Lumen Technologies, Inc. 5.625%, 04/01/2025	250,000	271,875
Match Group Holdings II LLC
3.625%, 10/01/2031 (A)	480,000	474,302
4.625%, 06/01/2028 (A)	400,000	418,190
Netflix, Inc.
4.875%, 06/15/2030 (A)	150,000	176,625
5.375%, 11/15/2029 (A)	250,000	302,813
6.375%, 05/15/2029	700,000	885,500
News Corp. 3.875%, 05/15/2029 (A)	610,000	626,775
Playtika Holding Corp. 4.250%, 03/15/2029 (A)	490,000	491,563
Sprint Capital Corp. 8.750%, 03/15/2032	115,000	171,794
Sprint Corp.
7.625%, 02/15/2025	510,000	596,180
7.875%, 09/15/2023	1,170,000	1,307,300
Switch, Ltd.
3.750%, 09/15/2028 (A)	520,000	527,800
4.125%, 06/15/2029 (A)	510,000	523,388
Time Warner Cable LLC 7.300%, 07/01/2038	440,000	631,190
T-Mobile USA, Inc.
3.500%, 04/15/2031	130,000	137,103
3.500%, 04/15/2031 (A)	710,000	748,791
Univision Communications, Inc. 9.500%, 05/01/2025 (A)	580,000	629,300
UPC Holding BV 5.500%, 01/15/2028 (A)	430,000	450,092
Urban One, Inc. 7.375%, 02/01/2028 (A)	340,000	364,536
Viavi Solutions, Inc. 3.750%, 10/01/2029 (A)	270,000	270,594
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	330,000	347,820
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/2028 (A)	470,000	485,440
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	910,000	929,729
ZoomInfo Technologies LLC 3.875%, 02/01/2029 (A)	810,000	805,950
		27,501,094
Consumer discretionary – 17.6%
Academy, Ltd. 6.000%, 11/15/2027 (A)	250,000	270,000
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	980,000	989,196
American Axle & Manufacturing, Inc.
5.000%, 10/01/2029 (C)	1,080,000	1,051,056

78

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
American Axle & Manufacturing, Inc. (continued)
6.500%, 04/01/2027 (C)	$621,000	$647,393
American News Company LLC (8.500% Cash or 10.000% PIK) 8.500%, 09/01/2026 (A)	1,036,302	1,191,747
Bath & Body Works, Inc.
5.250%, 02/01/2028	1,020,000	1,125,060
6.625%, 10/01/2030 (A)	180,000	204,300
7.500%, 06/15/2029	160,000	182,476
9.375%, 07/01/2025 (A)	340,000	431,372
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044	680,000	585,398
Boyne USA, Inc. 4.750%, 05/15/2029 (A)	380,000	392,350
Caesars Entertainment, Inc.
4.625%, 10/15/2029 (A)	600,000	607,500
6.250%, 07/01/2025 (A)	360,000	378,993
Carnival Corp. 5.750%, 03/01/2027 (A)	690,000	713,288
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)	720,000	717,858
Carriage Services, Inc. 4.250%, 05/15/2029 (A)	640,000	640,704
Carrols Restaurant Group, Inc. 5.875%, 07/01/2029 (A)(C)	350,000	329,438
Century Communities, Inc. 3.875%, 08/15/2029 (A)	210,000	212,100
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)	410,000	410,000
Empire Communities Corp. 7.000%, 12/15/2025 (A)	650,000	679,250
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(B)	3,600,425	9,001
Ford Motor Company 9.000%, 04/22/2025	670,000	805,695
Ford Motor Credit Company LLC
4.000%, 11/13/2030	1,480,000	1,539,200
5.113%, 05/03/2029	1,100,000	1,229,250
5.125%, 06/16/2025	460,000	499,675
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)	510,000	548,250
Installed Building Products, Inc. 5.750%, 02/01/2028 (A)	410,000	429,475
International Game Technology PLC 4.125%, 04/15/2026 (A)	490,000	509,291
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (A)	340,000	345,610
Mohegan Gaming & Entertainment 7.875%, 10/15/2024 (A)(C)	190,000	199,500
NCL Corp., Ltd.
3.625%, 12/15/2024 (A)	560,000	531,997
5.875%, 03/15/2026 (A)	300,000	307,500
10.250%, 02/01/2026 (A)	670,000	768,825
12.250%, 05/15/2024 (A)	790,000	932,200
NMG Holding Company, Inc. 7.125%, 04/01/2026 (A)	300,000	318,375
Nordstrom, Inc. 5.000%, 01/15/2044	700,000	686,439
Party City Holdings, Inc. 8.750%, 02/15/2026 (A)	700,000	732,375
PetSmart, Inc.
4.750%, 02/15/2028 (A)	250,000	256,875
7.750%, 02/15/2029 (A)	250,000	272,813
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Rent-A-Center, Inc. 6.375%, 02/15/2029 (A)	$450,000	$485,438
Royal Caribbean Cruises, Ltd.
4.250%, 07/01/2026 (A)	590,000	577,935
5.500%, 08/31/2026 to 04/01/2028 (A)	1,360,000	1,394,304
Sands China, Ltd. 5.400%, 08/08/2028	200,000	220,872
Scientific Games International, Inc. 7.000%, 05/15/2028 (A)	630,000	679,613
Service Corp. International 7.500%, 04/01/2027	480,000	585,600
Sizzling Platter LLC 8.500%, 11/28/2025 (A)	430,000	441,825
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)	320,000	326,400
StoneMor, Inc. 8.500%, 05/15/2029 (A)	790,000	811,725
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	270,000	270,000
The Gap, Inc. 3.875%, 10/01/2031 (A)	580,000	580,000
The Michaels Companies, Inc.
5.250%, 05/01/2028 (A)	270,000	278,505
7.875%, 05/01/2029 (A)	750,000	779,419
TopBuild Corp. 3.625%, 03/15/2029 (A)	550,000	554,125
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	390,000	377,325
7.000%, 02/15/2029 (A)	800,000	809,000
13.000%, 05/15/2025 (A)	910,000	1,047,638
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,525,000	1,504,718
WW International, Inc. 4.500%, 04/15/2029 (A)	800,000	783,250
Wynn Macau, Ltd.
4.875%, 10/01/2024 (A)	310,000	301,320
5.125%, 12/15/2029 (A)	260,000	244,400
5.625%, 08/26/2028 (A)	920,000	875,783
Wynn Resorts Finance LLC 7.750%, 04/15/2025 (A)	480,000	506,410
		37,117,430
Consumer staples – 1.1%
Edgewell Personal Care Company 4.125%, 04/01/2029 (A)	340,000	339,473
Kraft Heinz Foods Company
5.200%, 07/15/2045	300,000	375,763
5.500%, 06/01/2050	220,000	290,262
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	590,000	594,425
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)	610,000	619,913
		2,219,836
Energy – 10.3%
Antero Resources Corp. 5.375%, 03/01/2030 (A)	430,000	452,855
Apache Corp.
5.100%, 09/01/2040	80,000	89,598
7.750%, 12/15/2029 (C)	310,000	389,825
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,290,000	1,313,802
Blue Racer Midstream LLC
6.625%, 07/15/2026 (A)	670,000	700,150
7.625%, 12/15/2025 (A)	310,000	335,188
Cheniere Energy Partners LP
4.000%, 03/01/2031 (A)	470,000	492,184

79

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Cheniere Energy Partners LP (continued)
4.500%, 10/01/2029		$280,000	$297,676
Chesapeake Energy Corp. 5.500%, 02/01/2026 (A)		80,000	83,600
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)		740,000	751,452
Colgate Energy Partners III LLC 5.875%, 07/01/2029 (A)		1,020,000	1,027,650
Comstock Resources, Inc.
5.875%, 01/15/2030 (A)		380,000	395,200
7.500%, 05/15/2025 (A)		144,000	149,700
Continental Resources, Inc. 5.750%, 01/15/2031 (A)		450,000	543,938
DCP Midstream Operating LP
6.450%, 11/03/2036 (A)		280,000	347,922
6.750%, 09/15/2037 (A)(C)		590,000	761,100
Endeavor Energy Resources LP
5.750%, 01/30/2028 (A)		150,000	157,875
6.625%, 07/15/2025 (A)		320,000	337,200
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) 11/15/2026 (D)		180,000	187,447
EQM Midstream Partners LP
4.000%, 08/01/2024		120,000	124,645
5.500%, 07/15/2028		560,000	615,227
6.000%, 07/01/2025 (A)		240,000	263,088
6.500%, 07/01/2027 (A)		220,000	247,445
6.500%, 07/15/2048		240,000	273,000
EQT Corp.
3.125%, 05/15/2026 (A)		190,000	194,773
3.625%, 05/15/2031 (A)		180,000	187,560
5.000%, 01/15/2029		590,000	664,311
6.625%, 02/01/2025		200,000	228,910
MEG Energy Corp. 7.125%, 02/01/2027 (A)		1,130,000	1,186,285
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)		320,000	341,840
Oasis Petroleum, Inc. 6.375%, 06/01/2026 (A)		990,000	1,037,025
Occidental Petroleum Corp.
6.125%, 01/01/2031		330,000	396,157
8.875%, 07/15/2030		490,000	665,631
PBF Holding Company LLC 9.250%, 05/15/2025 (A)		210,000	198,975
Penn Virginia Escrow LLC 9.250%, 08/15/2026 (A)		1,310,000	1,328,340
Petrobras Global Finance BV
5.750%, 02/01/2029		100,000	111,640
6.850%, 06/05/2115		410,000	422,911
Range Resources Corp.
8.250%, 01/15/2029 (A)		490,000	551,275
9.250%, 02/01/2026		520,000	566,826
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)		730,000	747,885
Targa Resources Partners LP 4.875%, 02/01/2031		570,000	614,888
The Williams Companies, Inc. 8.750%, 03/15/2032		120,000	183,499
Vesta Energy Corp. 8.125%, 07/24/2023 (A)	CAD	490,000	321,096
Western Midstream Operating LP
3.950%, 06/01/2025		$110,000	116,244
4.350%, 02/01/2025		530,000	559,261
5.500%, 08/15/2048		580,000	678,600
			21,641,699
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials – 8.6%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)	$400,000	$398,000
AmWINS Group, Inc. 4.875%, 06/30/2029 (A)	920,000	932,926
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)	1,010,000	979,700
Banco Mercantil del Norte SA (6.875% to 7-6-22, then 5 Year CMT + 5.035%) 07/06/2022 (A)(D)	200,000	204,750
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (D)	380,000	429,164
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (A)(D)	390,000	452,400
Burford Capital Global Finance LLC 6.250%, 04/15/2028 (A)	630,000	667,693
Citigroup, Inc. (5.950% to 5-15-25, then 3 month LIBOR + 3.905%) 05/15/2025 (D)	180,000	196,425
Citigroup, Inc. (6.300% to 5-15-24, then 3 month LIBOR + 3.423%) 05/15/2024 (D)	410,000	442,595
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)	540,000	513,338
Compass Group Diversified Holdings LLC 5.250%, 04/15/2029 (A)	420,000	439,425
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (A)(D)	340,000	410,550
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (A)(D)	430,000	471,925
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year ICE Swap Rate + 4.332%) 09/12/2025 (A)(D)	200,000	221,690
FirstCash, Inc. 4.625%, 09/01/2028 (A)	530,000	549,875
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (A)	2,201,318	2,162,769
Highlands Holdings Bond Issuer, Ltd. (7.625% Cash or 8.375% PIK) 7.625%, 10/15/2025 (A)	620,000	658,363
Intesa Sanpaolo SpA 4.198%, 06/01/2032 (A)	460,000	471,571
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	460,000	455,400
4.750%, 06/15/2029 (A)	450,000	446,828
LD Holdings Group LLC
6.125%, 04/01/2028 (A)	380,000	358,150
6.500%, 11/01/2025 (A)	700,000	698,250
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	380,000	376,200
6.500%, 05/01/2028 (A)	630,000	658,079
NMI Holdings, Inc. 7.375%, 06/01/2025 (A)	650,000	741,910
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	630,000	635,513
4.000%, 10/15/2033 (A)	650,000	645,125
Starwood Property Trust, Inc. 3.625%, 07/15/2026 (A)	770,000	775,775

80

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
StoneX Group, Inc. 8.625%, 06/15/2025 (A)	$270,000	$290,250
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (A)(D)	550,000	600,028
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) 06/30/2035 (A)	720,000	794,336
		18,079,003
Health care – 8.0%
AdaptHealth LLC
4.625%, 08/01/2029 (A)	460,000	459,655
5.125%, 03/01/2030 (A)	760,000	760,380
Akumin, Inc. 7.000%, 11/01/2025 (A)	720,000	698,400
Bausch Health Americas, Inc.
8.500%, 01/31/2027 (A)	520,000	553,904
9.250%, 04/01/2026 (A)	810,000	865,060
Bausch Health Companies, Inc.
5.000%, 02/15/2029 (A)	260,000	242,125
6.250%, 02/15/2029 (A)	780,000	771,826
Cano Health LLC 6.250%, 10/01/2028 (A)	420,000	424,200
Centene Corp. 4.625%, 12/15/2029	500,000	544,900
Community Health Systems, Inc.
6.125%, 04/01/2030 (A)	860,000	835,684
6.625%, 02/15/2025 (A)	810,000	847,463
6.875%, 04/15/2029 (A)	760,000	761,786
Endo Luxembourg Finance Company I Sarl 6.125%, 04/01/2029 (A)	550,000	550,000
HCA, Inc. 5.625%, 09/01/2028	800,000	951,760
Legacy LifePoint Health LLC 4.375%, 02/15/2027 (A)	450,000	448,875
Mozart Debt Merger Sub, Inc.
3.875%, 04/01/2029 (A)	1,070,000	1,070,000
5.250%, 10/01/2029 (A)	1,790,000	1,803,124
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)	620,000	631,625
Radiology Partners, Inc. 9.250%, 02/01/2028 (A)	460,000	494,696
RegionalCare Hospital Partners Holdings, Inc. 9.750%, 12/01/2026 (A)	400,000	422,500
Tenet Healthcare Corp.
4.625%, 06/15/2028 (A)	440,000	455,910
6.750%, 06/15/2023	550,000	592,900
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036 (C)	340,000	371,668
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 01/31/2025	530,000	579,688
U.S. Renal Care, Inc. 10.625%, 07/15/2027 (A)	650,000	690,625
		16,828,754
Industrials – 11.7%
Air Canada 3.875%, 08/15/2026 (A)	500,000	504,525
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)	300,000	299,064
6.000%, 06/01/2029 (A)	430,000	424,320
6.625%, 07/15/2026 (A)	710,000	750,669
High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (A)		$650,000	$667,875
American Airlines, Inc.
5.500%, 04/20/2026 (A)		370,000	388,963
5.750%, 04/20/2029 (A)		610,000	657,275
Anagram International, Inc. (5.000% Cash and 5.000% PIK) 10.000%, 08/15/2026 (A)		79,268	77,683
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/2028 (A)		300,000	307,659
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)		650,000	677,625
CoreCivic, Inc.
4.625%, 05/01/2023		110,000	112,041
8.250%, 04/15/2026		1,070,000	1,091,400
Cornerstone Building Brands, Inc. 6.125%, 01/15/2029 (A)		430,000	457,079
CP Atlas Buyer, Inc. 7.000%, 12/01/2028 (A)		440,000	441,100
Delta Air Lines, Inc. 4.750%, 10/20/2028 (A)		470,000	524,050
Doman Building Materials Group, Ltd. 5.250%, 05/15/2026 (A)	CAD	590,000	468,143
Foundation Building Materials, Inc. 6.000%, 03/01/2029 (A)		$300,000	294,000
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)		920,000	916,412
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (A)		510,000	533,588
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)		850,000	871,250
Madison IAQ LLC 5.875%, 06/30/2029 (A)		900,000	906,750
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)		500,000	543,710
Park-Ohio Industries, Inc. 6.625%, 04/15/2027		120,000	119,850
PGT Innovations, Inc. 4.375%, 10/01/2029 (A)		360,000	362,700
PM General Purchaser LLC 9.500%, 10/01/2028 (A)		680,000	717,822
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (A)		390,000	374,158
5.750%, 04/15/2026 (A)		470,000	508,427
6.250%, 01/15/2028 (A)		920,000	951,078
Resideo Funding, Inc. 4.000%, 09/01/2029 (A)		630,000	615,239
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)		730,000	748,250
Sensata Technologies BV 4.000%, 04/15/2029 (A)		410,000	417,360
Sensata Technologies, Inc. 4.375%, 02/15/2030 (A)		340,000	365,826
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)		546,000	612,339
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (A)		770,000	815,238
The ADT Security Corp. 4.125%, 08/01/2029 (A)		650,000	646,029
The Boeing Company 5.150%, 05/01/2030		400,000	469,476

81

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Titan International, Inc. 7.000%, 04/30/2028 (A)	$670,000	$706,013
TK Elevator US Newco, Inc. 5.250%, 07/15/2027 (A)	450,000	471,589
TransDigm, Inc.
4.625%, 01/15/2029	770,000	768,656
6.250%, 03/15/2026 (A)	580,000	604,650
8.000%, 12/15/2025 (A)	200,000	213,250
United Airlines 2014-1 Class B Pass Through Trust 4.750%, 04/11/2022	63,838	64,527
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	280,275	295,757
United Airlines, Inc.
4.375%, 04/15/2026 (A)	120,000	123,150
4.625%, 04/15/2029 (A)	230,000	237,694
United Rentals North America, Inc.
4.875%, 01/15/2028	640,000	676,634
5.250%, 01/15/2030	400,000	438,000
XPO CNW, Inc. 6.700%, 05/01/2034	370,000	453,812
		24,692,705
Information technology – 5.0%
Alliance Data Systems Corp. 4.750%, 12/15/2024 (A)	510,000	522,372
Clarivate Science Holdings Corp. 4.875%, 07/01/2029 (A)	480,000	480,936
CommScope, Inc.
4.750%, 09/01/2029 (A)	540,000	539,325
8.250%, 03/01/2027 (A)	1,310,000	1,371,210
Elastic NV 4.125%, 07/15/2029 (A)	570,000	572,850
Entegris, Inc. 3.625%, 05/01/2029 (A)	210,000	214,229
Gartner, Inc.
3.625%, 06/15/2029 (A)	820,000	826,232
3.750%, 10/01/2030 (A)	140,000	144,088
Helios Software Holdings, Inc. 4.625%, 05/01/2028 (A)	730,000	719,050
MPH Acquisition Holdings LLC 5.750%, 11/01/2028 (A)(C)	610,000	574,608
NCR Corp. 5.125%, 04/15/2029 (A)	300,000	309,375
Open Text Corp. 3.875%, 02/15/2028 (A)	250,000	255,000
Open Text Holdings, Inc. 4.125%, 02/15/2030 (A)	220,000	226,050
Paysafe Finance PLC 4.000%, 06/15/2029 (A)	750,000	718,125
Rackspace Technology Global, Inc. 3.500%, 02/15/2028 (A)	630,000	608,089
Rocket Software, Inc. 6.500%, 02/15/2029 (A)	440,000	435,600
Shift4 Payments LLC 4.625%, 11/01/2026 (A)	680,000	709,750
Square, Inc. 3.500%, 06/01/2031 (A)	590,000	605,181
Vericast Corp. 11.000%, 09/15/2026 (A)	650,000	682,500
		10,514,570
Materials – 4.8%
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500%, 06/30/2027 (A)	660,000	701,151
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Ardagh Metal Packaging Finance USA LLC
3.250%, 09/01/2028 (A)	$200,000	$199,500
4.000%, 09/01/2029 (A)(C)	800,000	809,000
Ardagh Packaging Finance PLC 5.250%, 08/15/2027 (A)	690,000	702,423
Ball Corp. 3.125%, 09/15/2031	530,000	523,416
Cascades, Inc. 5.375%, 01/15/2028 (A)	530,000	557,173
First Quantum Minerals, Ltd.
6.500%, 03/01/2024 (A)	420,000	425,250
6.875%, 03/01/2026 to 10/15/2027 (A)	1,450,000	1,516,050
7.500%, 04/01/2025 (A)	210,000	215,424
Freeport-McMoRan, Inc.
3.875%, 03/15/2023	160,000	165,072
4.625%, 08/01/2030	160,000	173,000
5.450%, 03/15/2043	500,000	615,625
Hudbay Minerals, Inc.
4.500%, 04/01/2026 (A)	240,000	237,600
6.125%, 04/01/2029 (A)	290,000	303,730
Kraton Polymers LLC 4.250%, 12/15/2025 (A)	460,000	480,700
LSB Industries, Inc. 6.250%, 10/15/2028 (A)	180,000	181,575
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)	530,000	530,000
Mercer International, Inc. 5.125%, 02/01/2029	240,000	245,100
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018 (A)(B)	913,644	1,389
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(B)	950,000	95
Olin Corp. 5.000%, 02/01/2030	420,000	444,150
Summit Materials LLC 5.250%, 01/15/2029 (A)	560,000	588,000
Unifrax Escrow Issuer Corp. 5.250%, 09/30/2028 (A)	580,000	587,250
		10,202,673
Real estate – 4.3%
Diversified Healthcare Trust
4.375%, 03/01/2031	250,000	241,809
4.750%, 02/15/2028	930,000	933,488
9.750%, 06/15/2025	340,000	371,875
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	1,060,000	1,107,700
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	550,000	549,313
5.000%, 03/01/2028 (A)	570,000	588,525
IIP Operating Partnership LP 5.500%, 05/25/2026 (A)	280,000	293,623
Kennedy-Wilson, Inc. 5.000%, 03/01/2031	620,000	633,950
MPT Operating Partnership LP
3.500%, 03/15/2031	200,000	204,000
4.625%, 08/01/2029	560,000	600,880
Park Intermediate Holdings LLC 5.875%, 10/01/2028 (A)	390,000	412,363
Realogy Group LLC
5.750%, 01/15/2029 (A)	500,000	518,630
7.625%, 06/15/2025 (A)	620,000	662,129
Service Properties Trust 5.500%, 12/15/2027	400,000	426,284

82

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
The GEO Group, Inc.
5.875%, 10/15/2024 (C)	$810,000	$672,381
6.000%, 04/15/2026 (C)	945,000	742,968
		8,959,918
Utilities – 1.0%
Calpine Corp. 5.000%, 02/01/2031 (A)	490,000	490,000
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	340,000	352,750
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)	480,000	489,000
Superior Plus LP 4.500%, 03/15/2029 (A)	290,000	299,425
Talen Energy Supply LLC
6.625%, 01/15/2028 (A)	410,000	380,275
7.250%, 05/15/2027 (A)	110,000	103,770
7.625%, 06/01/2028 (A)	100,000	93,750
		2,208,970
TOTAL CORPORATE BONDS (Cost $177,366,025)		$179,966,652
CONVERTIBLE BONDS – 1.2%
Communication services – 0.3%
DISH Network Corp. 3.375%, 08/15/2026	530,000	550,935
Consumer discretionary – 0.3%
DraftKings, Inc. 1.962%, 03/15/2028 (A)(E)	330,000	290,565
Liberty Latin America, Ltd. 2.000%, 07/15/2024	70,000	71,050
The Cheesecake Factory, Inc. 0.375%, 06/15/2026	270,000	257,175
		618,790
Financials – 0.1%
Apollo Commercial Real Estate Finance, Inc. 4.750%, 08/23/2022	230,000	231,015
Health care – 0.1%
Halozyme Therapeutics, Inc. 0.250%, 03/01/2027 (A)	250,000	226,469
Industrials – 0.3%
Spirit Airlines, Inc. 1.000%, 05/15/2026	750,000	702,687
Information technology – 0.1%
Alteryx, Inc.
0.500%, 08/01/2024	60,000	56,898
1.000%, 08/01/2026	130,000	119,925
Splunk, Inc. 1.125%, 06/15/2027	60,000	58,838
		235,661
TOTAL CONVERTIBLE BONDS (Cost $2,558,955)		$2,565,557
TERM LOANS (F) – 5.9%
Communication services – 0.4%
Gannett Holdings LLC, 2021 Term Loan B (3 month LIBOR + 7.000%) 7.750%, 01/29/2026	550,618	553,030
iHeartCommunications, Inc., 2020 Term Loan (1 month LIBOR + 3.000%) 3.084%, 05/01/2026	313,814	311,395
		864,425
High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Consumer discretionary – 1.9%
Adtalem Global Education, Inc., 2021 Term Loan B (1 month LIBOR + 4.500%) 5.250%, 08/12/2028	$830,000	$830,415
Equinox Holdings, Inc., 2020 Term Loan B2 (3 month LIBOR + 9.000%) 10.000%, 03/08/2024	375,250	374,312
First Brands Group LLC, 2021 Term Loan (1 month LIBOR + 5.000%) 6.000%, 03/30/2027	348,250	351,384
Great Outdoors Group LLC, 2021 Term Loan B (3 month LIBOR + 4.250%) 5.000%, 03/06/2028	327,525	328,508
PetSmart, Inc., 2021 Term Loan B (6 month LIBOR + 3.750%) 4.500%, 02/12/2028	510,000	510,729
Rent-A-Center, Inc., 2021 Term Loan B (1 month LIBOR + 4.000%) 4.750%, 02/17/2028	598,500	599,996
Spencer Spirit IH LLC, Term Loan B (1 month LIBOR + 6.000%) 6.084%, 06/19/2026	602,368	598,230
Truck Hero, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%) 4.000%, 01/31/2028	348,250	347,306
		3,940,880
Financials – 0.4%
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%) 3.632%, 02/15/2027	453,100	448,474
Amerilife Holdings LLC, 2020 Term Loan (1 month LIBOR + 4.000%) 4.084%, 03/18/2027	148,148	147,686
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (1 month LIBOR + 6.750%) 7.500%, 04/07/2028	190,000	195,700
		791,860
Health care – 1.1%
Eyecare Partners LLC, 2020 2nd Lien Term Loan (3 month LIBOR + 8.250%) 8.382%, 02/18/2028	350,000	348,250
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 3.882%, 02/18/2027	493,232	489,967
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%) 4.000%, 05/05/2028	199,500	199,725
Option Care Health, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.834%, 08/06/2026	599,325	599,025
US Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 5.084%, 06/26/2026	646,080	644,665
		2,281,632
Industrials – 0.3%
CoreCivic, Inc., 2019 Term Loan (1 month LIBOR + 4.500%) 5.500%, 12/18/2024	218,579	216,258
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/21/2027	450,000	477,846
		694,104

83

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Information technology – 1.6%
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 7.000%) 7.084%, 02/16/2029	$820,000	$825,978
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month LIBOR + 4.250%) 4.334%, 11/29/2025	651,781	620,007
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%) 4.500%, 02/01/2028	427,850	427,918
Rackspace Technology Global, Inc., 2021 Term Loan (3 month LIBOR + 2.750%) 3.500%, 02/15/2028	518,700	514,753
Redstone Holdco 2 LP, 2021 2nd Lien Term Loan (3 month LIBOR + 7.750%) 8.500%, 04/27/2029	520,000	505,700
Redstone Holdco 2 LP, 2021 Term Loan (3 month LIBOR + 4.750%) 5.500%, 04/27/2028	470,000	461,775
Vericast Corp., 2021 Term Loan (3 month LIBOR + 7.750%) 8.750%, 06/16/2026	148,729	139,156
		3,495,287
Materials – 0.2%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (3 month LIBOR + 5.000% or 12.500% PIK) 12.500%, 12/31/2027 (G)	455,805	455,805
TOTAL TERM LOANS (Cost $12,442,291)		$12,523,993
ASSET BACKED SECURITIES – 4.9%
Ballyrock CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 6.950%) 7.191%, 10/15/2028 (A)(H)	250,000	250,176
Barings CLO, Ltd. Series 2020-4A, Class E (3 month LIBOR + 5.680%) 5.904%, 01/20/2032 (A)(H)	330,000	324,138
Benefit Street Partners CLO XI, Ltd. Series 2017-12A, Class C (3 month LIBOR + 3.050%) 3.291%, 10/15/2030 (A)(H)	250,000	244,414
BlueMountain CLO, Ltd.
Series 2015-2A, Class ER (3 month LIBOR + 5.200%) 5.423%, 07/18/2027 (A)(H)	250,000	247,508
Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 7.972%, 08/20/2032 (A)(H)	300,000	303,385
Bristol Park CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 7.000%) 7.241%, 04/15/2029 (A)(H)	250,000	250,049
Carlyle US CLO, Ltd. Series 2017-2A, Class C (3 month LIBOR + 3.700%) 3.924%, 07/20/2031 (A)(H)	500,000	487,515
Catskill Park CLO, Ltd. Series 2017-1A, Class D (3 month LIBOR + 6.000%) 6.224%, 04/20/2029 (A)(H)	500,000	496,594
High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 5.623%, 04/17/2030 (A)(H)	$250,000	$244,421
Cumberland Park CLO, Ltd. Series 2015-2A, Class ER (3 month LIBOR + 5.650%) 5.874%, 07/20/2028 (A)(H)	750,000	750,346
Dryden CLO, Ltd. Series 2019-75A, Class ER2 (3 month LIBOR + 6.600%) 6.784%, 04/15/2034 (A)(H)	470,000	467,670
Goldentree Loan Management U.S. CLO 6, Ltd. Series 2019-6A, Class E (3 month LIBOR + 5.220%) 5.408%, 01/20/2033 (A)(H)	250,000	241,725
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 2.741%, 04/15/2031 (A)(H)	290,000	286,069
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 5.191%, 04/15/2031 (A)(H)	250,000	240,482
Greywolf CLO IV, Ltd. Series 2019-1RA, Class CR (3 month LIBOR + 3.650%) 3.831%, 04/17/2034 (A)(H)	250,000	250,110
Grippen Park CLO, Ltd. Series 2017-1A, Class E (3 month LIBOR + 5.700%) 5.924%, 01/20/2030 (A)(H)	420,000	416,496
Magnetite XII, Ltd. Series 2015-12A, Class ER (3 month LIBOR + 5.680%) 5.921%, 10/15/2031 (A)(H)	300,000	297,911
MKS CLO, Ltd. Series 2017-2A, Class D (3 month LIBOR + 2.650%) 2.874%, 01/20/2031 (A)(H)	500,000	476,218
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month LIBOR + 3.120%) 3.304%, 07/15/2031 (A)(H)	250,000	238,413
Nassau, Ltd. Series 2020-1A, Class D (3 month LIBOR + 4.770%) 5.003%, 07/20/2029 (A)(H)	250,000	250,066
Neuberger Berman CLO XVIII, Ltd. Series 2014-18A, Class DR2 (3 month LIBOR + 5.920%) 6.144%, 10/21/2030 (A)(H)	250,000	245,822
Oaktree CLO, Ltd. Series 2015-1A, Class DR (3 month LIBOR + 5.200%) 5.424%, 10/20/2027 (A)(H)	250,000	248,754
Ocean Trails CLO X Series 2020-10A, Class D (3 month LIBOR + 4.700%) 4.894%, 10/15/2031 (A)(H)	500,000	500,193
OZLM XIX, Ltd. Series 2017-19A, Class C (3 month LIBOR + 3.100%) 3.341%, 11/22/2030 (A)(H)	810,000	794,429

84

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Saranac CLO III, Ltd. Series 2014-3A, Class DR (3 month LIBOR + 3.250%) 3.437%, 06/22/2030 (A)(H)	$570,000	$532,117
Sculptor CLO XXVI, Ltd. Series 26A, Class E (3 month LIBOR + 7.250%) 7.412%, 07/20/2034 (A)(H)	280,000	279,658
Venture XVII CLO, Ltd.
Series 2014-17A, Class DRR (3 month LIBOR + 2.820%) 3.061%, 04/15/2027 (A)(H)	350,000	336,049
Series 2014-17A, Class ERR (3 month LIBOR + 5.740%) 5.981%, 04/15/2027 (A)(H)	350,000	301,995
Zais CLO, Ltd. Series 2020-16A, Class D1 (3 month LIBOR + 5.480%) 5.770%, 10/20/2031 (A)(H)	250,000	250,133
TOTAL ASSET BACKED SECURITIES (Cost $10,201,086)		$10,252,856
COMMON STOCKS – 0.8%
Communication services – 0.0%
New Cotai, Inc., Class B (G)(I)(J)	3	0
Vertis Holdings, Inc. (G)(J)	69,391	0
		0
Consumer discretionary – 0.1%
Party City Holdco, Inc. (J)	14,174	100,635
Energy – 0.7%
Berry Corp.	79,225	571,212
Hercules Offshore, Inc. (C)(G)(J)	45,689	5,021
KCAD Holdings I, Ltd. (G)(I)(J)	165,553,563	166
MWO Holdings LLC (G)(I)(J)	445	3,369
Oasis Petroleum, Inc.	8,771	872,013
Permian Production (J)	19,583	979
		1,452,760
TOTAL COMMON STOCKS (Cost $7,628,055)		$1,553,395
PREFERRED SECURITIES – 0.8%
Energy – 0.4%
MPLX LP, 8.462%	16,445	452,238
Targa Resources Corp., 9.500%	470	505,700
		957,938
Financials – 0.4%
B. Riley Financial, Inc., 5.250%	9,825	247,590
B. Riley Financial, Inc., 6.000%	13,075	338,250
B. Riley Financial, Inc., 6.875%	4,175	107,673
GMAC Capital Trust I (3 month LIBOR + 5.785%), 5.910% (H)	3,712	93,691
		787,204
TOTAL PREFERRED SECURITIES (Cost $1,802,946)		$1,745,142
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp. (G)(J)	$3,000,000	0
Adelphia Communications Corp. (G)(J)	2,050,000	0
Adelphia Communications Corp. (G)(J)	1,025,000	0
TOTAL ESCROW CERTIFICATES (Cost $342,202)		$0
High Yield Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 4.4%
Short-term funds – 4.4%
John Hancock Collateral Trust, 0.0303% (K)(L)	550,529	$5,508,699
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.0101% (K)	3,811,618	3,811,618
TOTAL SHORT-TERM INVESTMENTS (Cost $9,320,497)		$9,320,317
Total Investments (High Yield Trust) (Cost $223,490,885) – 104.0%		$219,215,063
Other assets and liabilities, net – (4.0%)		(8,424,302)
TOTAL NET ASSETS – 100.0%		$210,790,761
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
IDR	Indonesian Rupiah
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $150,159,777 or 71.2% of the fund's net assets as of 9-30-21.
(B)	Non-income producing - Issuer is in default.
(C)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $5,380,508.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 9-30-21.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

85

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Dec 2021	$10,008,233	$9,942,117	$(66,116)
						$(66,116)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	442,617	USD	526,411	MSCS	10/19/2021	—	$(13,563)
MXN	1,174,325	USD	58,110	MSCS	10/19/2021	—	(1,352)
USD	88,729	CAD	111,362	JPM	10/19/2021	$809	—
USD	577,689	CAD	724,887	MSCS	10/19/2021	5,396	—
						$6,205	$(14,915)

SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Ford Motor Credit Company LLC	1.028%	300,000	USD	$300,000	5.000%	Quarterly	Jun 2023	$(11,225)	$32,175	$20,950
Centrally cleared	Occidental Petroleum Corp.	1.660%	750,000	USD	750,000	1.000%	Quarterly	Jun 2026	(32,555)	10,583	(21,972)
					$1,050,000				$(43,780)	$42,758	$(1,022)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.3%
Argentina - 0.0%
YPF SA, ADR (A)	6,300	$29,358
Australia - 4.4%
Afterpay, Ltd. (A)	7,435	645,917
AGL Energy, Ltd.	26,033	107,508
Ampol, Ltd.	9,411	187,820
APA Group	39,169	243,976
Aristocrat Leisure, Ltd.	20,065	667,293
ASX, Ltd.	6,626	382,558
Aurizon Holdings, Ltd.	61,567	166,689
AusNet Services, Ltd.	86,871	157,242
Australia & New Zealand Banking Group, Ltd.	96,280	1,933,550
BHP Group PLC	71,227	1,794,518
BHP Group, Ltd. (B)	97,792	2,611,818
BlueScope Steel, Ltd.	18,252	264,464
Brambles, Ltd.	50,212	386,104
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Cochlear, Ltd.	2,361	$369,409
Coles Group, Ltd.	45,471	552,336
Commonwealth Bank of Australia	60,047	4,456,114
Computershare, Ltd.	20,019	258,867
Crown Resorts, Ltd. (A)	14,067	96,294
CSL, Ltd.	15,105	3,155,910
Dexus	39,487	303,916
Domino's Pizza Enterprises, Ltd.	1,999	228,643
Endeavour Group, Ltd.	43,228	216,317
Evolution Mining, Ltd.	56,369	142,530
Fortescue Metals Group, Ltd.	58,162	619,543
Goodman Group	57,212	880,327
Insurance Australia Group, Ltd.	88,042	307,467
Lendlease Corp., Ltd.	25,385	195,172
Macquarie Group, Ltd.	11,780	1,521,934
Magellan Financial Group, Ltd.	4,564	114,549

86

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Medibank Private, Ltd.	99,625	$254,365
Mirvac Group	141,329	299,797
MMG, Ltd. (A)	148,000	61,491
National Australia Bank, Ltd.	110,955	2,188,149
Newcrest Mining, Ltd.	28,639	474,770
Northern Star Resources, Ltd.	39,419	241,428
Oil Search, Ltd.	73,917	230,028
Orica, Ltd.	15,709	153,436
Origin Energy, Ltd.	58,812	197,315
Qantas Airways, Ltd. (A)	30,851	124,423
QBE Insurance Group, Ltd.	49,235	405,608
Ramsay Health Care, Ltd.	6,659	329,998
REA Group, Ltd.	1,952	219,856
Reece, Ltd.	9,597	129,431
Rio Tinto, Ltd.	12,705	904,483
Santos, Ltd.	64,049	328,061
Scentre Group	177,637	378,077
SEEK, Ltd.	11,910	261,821
Sonic Healthcare, Ltd.	16,282	470,537
South32, Ltd.	112,851	280,044
South32, Ltd. (London Stock Exchange)	48,980	123,428
Stockland	87,409	277,189
Suncorp Group, Ltd.	43,155	383,734
Sydney Airport (A)	47,614	279,630
Tabcorp Holdings, Ltd.	82,609	287,033
Telstra Corp., Ltd.	142,464	399,199
The GPT Group	71,628	257,997
Transurban Group	104,007	1,048,234
Treasury Wine Estates, Ltd.	26,341	232,275
Vicinity Centres	148,057	175,038
Washington H. Soul Pattinson & Company, Ltd. (B)	3,863	107,357
Wesfarmers, Ltd.	37,640	1,497,073
Westpac Banking Corp.	121,785	2,252,232
WiseTech Global, Ltd.	5,291	200,652
Woodside Petroleum, Ltd.	33,065	565,389
Woolworths Group, Ltd.	43,228	1,214,201
		40,202,564
Austria - 0.2%
Erste Group Bank AG	11,010	483,439
OMV AG	5,543	333,774
Raiffeisen Bank International AG	4,926	128,837
Verbund AG	2,442	246,971
voestalpine AG	4,357	160,941
		1,353,962
Belgium - 0.5%
Ageas SA/NV	6,383	316,088
Anheuser-Busch InBev SA/NV	26,526	1,504,481
Elia Group SA/NV	1,076	128,582
Etablissements Franz Colruyt NV (B)	2,769	141,252
Groupe Bruxelles Lambert SA	3,809	418,972
KBC Group NV	8,597	775,486
Proximus SADP	5,996	118,987
Sofina SA	537	213,372
Solvay SA	2,881	357,380
UCB SA	4,152	464,928
Umicore SA	6,530	386,311
		4,825,839
Brazil - 0.9%
Ambev SA	157,730	443,147
Americanas SA (A)	13,014	73,891
Atacadao SA	13,900	45,332
B3 SA - Brasil Bolsa Balcao	206,421	482,909
Banco Bradesco SA	46,659	153,024
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Banco BTG Pactual SA	37,204	$171,887
Banco do Brasil SA	28,713	152,377
Banco Inter SA	3,823	32,749
Banco Santander Brasil SA	14,000	90,930
BB Seguridade Participacoes SA	24,400	89,387
BRF SA (A)	19,720	98,098
CCR SA	40,100	86,153
Centrais Eletricas Brasileiras SA	9,400	66,473
Centrais Eletricas Brasileiras SA, ADR	1,429	10,317
Cia Brasileira de Distribuicao	4,938	23,340
Cia Brasileira de Distribuicao, ADR	628	2,958
Cia de Saneamento Basico do Estado de Sao Paulo	11,270	79,821
Cia Siderurgica Nacional SA, ADR (B)	11,800	62,068
Cosan SA	40,344	170,244
Energisa SA	6,100	49,185
Engie Brasil Energia SA	7,275	50,043
Equatorial Energia SA	30,700	142,909
Hapvida Participacoes e Investimentos SA (C)	38,400	95,828
Hypera SA	10,908	64,377
JBS SA	34,073	231,940
Klabin SA (A)	24,000	106,696
Localiza Rent a Car SA	20,227	202,316
Lojas Renner SA	29,260	184,939
Magazine Luiza SA	94,607	249,124
Natura & Company Holding SA (A)	26,929	225,342
Notre Dame Intermedica Participacoes SA	17,255	236,404
Petrobras Distribuidora SA	44,000	189,792
Petroleo Brasileiro SA	124,329	642,678
Raia Drogasil SA	35,900	154,062
Rede D'Or Sao Luiz SA (C)	13,400	167,102
Rumo SA (A)	45,451	140,132
Sendas Distribuidora SA	24,690	86,324
Sendas Distribuidora SA, ADR	628	10,946
Suzano SA (A)	22,263	222,886
Suzano SA, ADR (A)	3,164	31,640
Telefonica Brasil SA	9,652	75,982
Telefonica Brasil SA, ADR	6,017	46,692
TIM SA	28,020	60,457
TOTVS SA	16,600	110,042
Ultrapar Participacoes SA	25,400	68,750
Vale SA	134,697	1,885,746
Via S/A (A)	44,400	62,861
WEG SA	56,116	408,369
		8,538,669
Canada - 7.0%
Agnico Eagle Mines, Ltd.	8,536	442,840
Air Canada (A)	5,400	98,612
Algonquin Power & Utilities Corp. (B)	20,482	300,293
Alimentation Couche-Tard, Inc., Class B	29,500	1,128,667
AltaGas, Ltd. (B)	11,500	226,895
Atco, Ltd., Class I	3,400	109,065
B2Gold Corp.	36,100	123,412
Ballard Power Systems, Inc. (A)	7,500	105,282
Bank of Montreal	21,498	2,146,236
Barrick Gold Corp.	40,477	730,861
Barrick Gold Corp. (London Stock Exchange)	20,657	372,946
BCE, Inc.	5,524	276,723
BlackBerry, Ltd. (A)	21,000	204,429
Brookfield Asset Management, Inc., Class A	43,372	2,324,063
CAE, Inc. (A)	10,400	310,703

87

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Cameco Corp.	13,200	$286,802
Canadian Apartment Properties REIT	2,900	135,338
Canadian Imperial Bank of Commerce (B)	15,200	1,692,089
Canadian National Railway Company	24,000	2,781,241
Canadian Natural Resources, Ltd.	40,360	1,475,661
Canadian Pacific Railway, Ltd.	22,100	1,443,148
Canadian Tire Corp., Ltd., Class A	2,100	293,861
Canadian Utilities, Ltd., Class A	4,600	123,952
Canopy Growth Corp. (A)(B)	8,000	110,848
CCL Industries, Inc., Class B	5,400	279,678
Cenovus Energy, Inc.	43,800	441,596
CGI, Inc. (A)	7,900	671,057
Constellation Software, Inc.	700	1,146,782
Dollarama, Inc.	10,100	438,097
Emera, Inc.	8,900	403,051
Empire Company, Ltd., Class A	6,200	188,947
Enbridge, Inc.	68,500	2,728,967
Fairfax Financial Holdings, Ltd.	900	363,318
First Quantum Minerals, Ltd.	20,154	373,134
FirstService Corp. (B)	1,500	271,198
Fortis, Inc.	16,245	720,675
Franco-Nevada Corp.	6,423	834,442
George Weston, Ltd.	2,799	301,910
GFL Environmental, Inc.	6,400	237,941
Gildan Activewear, Inc.	7,300	266,733
Great-West Lifeco, Inc.	9,900	301,236
Hydro One, Ltd. (C)	11,900	281,293
iA Financial Corp., Inc.	3,600	204,244
IGM Financial, Inc.	3,000	107,177
Imperial Oil, Ltd.	8,630	272,745
Intact Financial Corp.	6,100	806,591
Ivanhoe Mines, Ltd., Class A (A)	19,900	127,262
Keyera Corp.	8,500	213,876
Kinross Gold Corp.	45,229	242,464
Kirkland Lake Gold, Ltd.	8,700	362,397
Lightspeed Commerce, Inc. (A)	3,200	308,783
Loblaw Companies, Ltd.	6,140	421,355
Lundin Mining Corp.	22,100	158,954
Magna International, Inc.	9,800	737,515
Manulife Financial Corp. (D)	66,100	1,272,318
Metro, Inc.	8,257	403,463
National Bank of Canada (B)	11,500	883,246
Northland Power, Inc.	8,100	254,524
Nutrien, Ltd.	19,490	1,265,019
Nuvei Corp. (A)	1,900	217,661
Onex Corp.	2,700	190,872
Open Text Corp.	9,700	473,436
Pan American Silver Corp.	7,300	169,964
Parkland Corp.	5,400	151,734
Pembina Pipeline Corp.	18,998	602,218
Power Corp. of Canada (B)	19,412	639,863
Quebecor, Inc., Class B	6,400	154,669
Restaurant Brands International, Inc.	10,046	615,482
RioCan Real Estate Investment Trust (B)	6,300	107,636
Ritchie Brothers Auctioneers, Inc.	3,800	234,492
Rogers Communications, Inc., Class B	12,200	569,738
Royal Bank of Canada	48,200	4,796,026
Saputo, Inc.	9,100	231,416
Shaw Communications, Inc., Class B	16,926	492,038
Shopify, Inc., Class A (A)	3,800	5,157,931
Sun Life Financial, Inc.	20,000	1,029,528
Suncor Energy, Inc.	52,235	1,082,971
TC Energy Corp.	33,397	1,607,359
Teck Resources, Ltd., Class B	16,161	402,302
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
TELUS Corp.	14,345	$315,305
The Bank of Nova Scotia	40,200	2,474,334
The Toronto-Dominion Bank	61,572	4,076,119
Thomson Reuters Corp.	5,954	658,343
TMX Group, Ltd.	2,000	215,680
Toromont Industries, Ltd.	2,800	233,731
West Fraser Timber Company, Ltd.	3,076	259,078
Wheaton Precious Metals Corp.	15,127	569,442
WSP Global, Inc.	3,800	455,004
Yamana Gold, Inc.	33,100	130,665
		63,850,992
Chile - 0.1%
Antofagasta PLC	13,250	240,789
Banco Santander Chile, ADR	5,508	108,893
Cencosud SA	61,383	118,851
Enel Americas SA, ADR	14,968	87,563
Enel Chile SA, ADR (B)	18,222	43,915
Sociedad Quimica y Minera de Chile SA, ADR	4,430	237,980
		837,991
China - 8.9%
21Vianet Group, Inc., ADR (A)	4,400	76,164
3SBio, Inc. (A)(C)	40,500	39,676
51job, Inc., ADR (A)	900	62,577
AAC Technologies Holdings, Inc.	27,342	129,300
AECC Aviation Power Company, Ltd., Class A	3,600	29,605
Agile Group Holdings, Ltd.	54,000	50,361
Agora, Inc., ADR (A)	2,400	69,600
Agricultural Bank of China, Ltd., Class A	165,700	75,273
Agricultural Bank of China, Ltd., H Shares	934,000	320,858
Aier Eye Hospital Group Company, Ltd., Class A	11,596	95,575
Air China, Ltd., H Shares (A)	84,534	55,768
Airtac International Group	4,000	124,448
Alibaba Group Holding, Ltd., ADR (A)	63,000	9,327,150
A-Living Smart City Services Company, Ltd. (C)	15,500	55,044
Aluminum Corp. of China, Ltd., A Shares (A)	29,100	34,581
Aluminum Corp. of China, Ltd., H Shares (A)	131,220	97,468
Anhui Conch Cement Company, Ltd., Class A	8,900	56,143
Anhui Conch Cement Company, Ltd., H Shares	44,290	239,230
Anhui Gujing Distillery Company, Ltd., B Shares	3,600	46,718
Anhui Gujing Distillery Company, Ltd., Class A	900	33,104
ANTA Sports Products, Ltd.	37,000	698,689
Autohome, Inc., ADR	2,100	98,553
AVIC Industry-Finance Holdings Company, Ltd., Class A	20,000	11,807
AviChina Industry & Technology Company, Ltd., H Shares	72,000	45,297
Baidu, Inc., ADR (A)	9,500	1,460,625
Bank of Beijing Company, Ltd., Class A	47,000	31,645
Bank of China, Ltd., Class A	78,100	36,837
Bank of China, Ltd., H Shares	2,682,563	947,845
Bank of Communications Company, Ltd., Class A	87,300	60,684

88

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Bank of Communications Company, Ltd., H Shares	292,527	$173,146
Bank of Hangzhou Company, Ltd., Class A	11,400	26,191
Bank of Jiangsu Company, Ltd., Class A	33,410	29,952
Bank of Nanjing Company, Ltd., Class A	13,600	18,974
Bank of Ningbo Company, Ltd., Class A	12,500	67,774
Bank of Shanghai Company, Ltd., Class A	31,610	35,680
Baoshan Iron & Steel Company, Ltd., Class A	41,300	55,182
Baozun, Inc., ADR (A)	1,300	22,789
BeiGene, Ltd., ADR (A)	1,500	544,500
Beijing Capital International Airport Company, Ltd., H Shares (A)	52,789	30,946
Beijing Shunxin Agriculture Company, Ltd., Class A	1,700	9,254
Beijing Yuanliu Hongyuan Electronic Technology Company, Ltd., Class A	6,700	155,742
Bilibili, Inc., ADR (A)	5,800	383,786
BOE Technology Group Company, Ltd., Class A	75,300	58,476
BYD Company, Ltd., Class A	4,000	153,996
BYD Company, Ltd., H Shares	26,105	811,406
BYD Electronic International Company, Ltd.	22,500	78,689
CanSino Biologics, Inc., Class A (A)	254	13,337
CanSino Biologics, Inc., H Shares (A)(C)	2,400	84,889
CGN Power Company, Ltd., H Shares (C)	317,000	96,212
Changchun High & New Technology Industry Group, Inc., Class A	800	33,880
China Aoyuan Group, Ltd.	64,000	33,736
China Bohai Bank Company, Ltd., H Shares (C)	83,000	32,227
China Cinda Asset Management Company, Ltd., H Shares	304,800	51,474
China CITIC Bank Corp., Ltd., H Shares	310,800	140,086
China Communications Services Corp., Ltd., H Shares	129,600	71,671
China Conch Venture Holdings, Ltd.	57,900	268,852
China Construction Bank Corp., Class A	15,400	14,173
China Construction Bank Corp., H Shares	3,209,914	2,290,860
China East Education Holdings, Ltd. (A)(C)	18,500	19,090
China Eastern Airlines Corp., Ltd., Class A (A)	15,800	11,476
China Everbright Bank Company, Ltd., Class A	88,600	46,335
China Everbright Bank Company, Ltd., H Shares	120,000	42,239
China Evergrande Group (B)	65,959	24,919
China Feihe, Ltd. (C)	119,000	200,578
China Fortune Land Development Company, Ltd., Class A (A)	8,710	5,424
China Galaxy Securities Company, Ltd., H Shares	129,500	75,104
China Greatwall Technology Group Company, Ltd., Class A	6,500	13,225
China Hongqiao Group, Ltd.	57,000	72,338
China Huarong Asset Management Company, Ltd., H Shares (A)(C)(E)	351,700	23,041
China Huishan Dairy Holdings Company, Ltd. (A)(E)	225,000	0
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China International Capital Corp., Ltd., H Shares (C)	36,800	$96,201
China Lesso Group Holdings, Ltd.	36,000	57,299
China Life Insurance Company, Ltd., Class A	4,500	20,675
China Life Insurance Company, Ltd., H Shares	248,624	406,564
China Literature, Ltd. (A)(C)	10,200	77,408
China Longyuan Power Group Corp., Ltd., H Shares	99,000	242,927
China Medical System Holdings, Ltd.	48,300	88,026
China Meidong Auto Holdings, Ltd.	18,000	90,570
China Merchants Bank Company, Ltd., Class A	45,900	356,767
China Merchants Bank Company, Ltd., H Shares	131,823	1,049,067
China Merchants Securities Company, Ltd., Class A	16,510	46,542
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	35,154
China Minsheng Banking Corp., Ltd., Class A	78,880	47,666
China Minsheng Banking Corp., Ltd., H Shares (B)	194,496	78,044
China Molybdenum Company, Ltd., Class A	28,400	26,259
China Molybdenum Company, Ltd., H Shares	129,000	79,641
China National Building Material Company, Ltd., H Shares	138,000	185,633
China National Nuclear Power Company, Ltd., Class A	20,900	23,228
China Oilfield Services, Ltd., H Shares	56,000	52,996
China Pacific Insurance Group Company, Ltd., Class A	14,000	58,483
China Pacific Insurance Group Company, Ltd., H Shares	94,100	279,421
China Petroleum & Chemical Corp., Class A	56,700	38,865
China Petroleum & Chemical Corp., H Shares	819,361	403,774
China Railway Group, Ltd., Class A	30,000	26,169
China Railway Group, Ltd., H Shares	126,000	62,536
China Resources Mixc Lifestyle Services, Ltd. (C)	19,000	104,525
China Resources Pharmaceutical Group, Ltd. (C)	66,000	32,394
China Shenhua Energy Company, Ltd., Class A	9,800	34,232
China Shenhua Energy Company, Ltd., H Shares	113,500	264,392
China Southern Airlines Company, Ltd., Class A (A)	13,800	12,283
China Southern Airlines Company, Ltd., H Shares (A)	64,000	35,962
China State Construction Engineering Corp., Ltd., Class A	93,340	69,142
China Tourism Group Duty Free Corp., Ltd., Class A	4,300	172,278
China Tower Corp., Ltd., H Shares (C)	1,496,000	195,500
China Vanke Company, Ltd., Class A	21,600	71,015
China Vanke Company, Ltd., H Shares	56,900	155,583
China Yangtze Power Company, Ltd., Class A	48,900	166,135
Chinasoft International, Ltd. (A)	86,000	151,887

89

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Chongqing Rural Commercial Bank Company, Ltd., H Shares	88,000	$31,988
Chongqing Zhifei Biological Products Company, Ltd., Class A	3,100	75,792
CIFI Ever Sunshine Services Group, Ltd.	22,000	43,974
CIFI Holdings Group Company, Ltd.	133,487	90,619
CITIC Securities Company, Ltd., Class A	21,900	85,314
CITIC Securities Company, Ltd., H Shares	75,500	191,402
CITIC, Ltd.	207,967	220,183
Contemporary Amperex Technology Company, Ltd., Class A	4,900	396,992
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)(B)	119,600	181,485
Country Garden Holdings Company, Ltd.	260,777	268,889
Country Garden Services Holdings Company, Ltd.	47,000	371,391
CSC Financial Company, Ltd., Class A	6,200	29,491
CSPC Pharmaceutical Group, Ltd.	303,120	361,730
Dali Foods Group Company, Ltd. (C)	73,000	43,973
Daqo New Energy Corp., ADR (A)	2,500	142,500
DiDi Global, Inc. (A)(B)	13,000	101,270
Dongfeng Motor Group Company, Ltd., H Shares	91,220	81,231
East Money Information Company, Ltd., Class A	21,456	113,445
Ecovacs Robotics Company, Ltd., Class A	2,300	53,986
ENN Energy Holdings, Ltd.	26,600	438,727
Eve Energy Company, Ltd., Class A	4,181	63,603
Everbright Securities Company, Ltd., Class A	8,700	20,795
Flat Glass Group Company, Ltd., H Shares (B)	23,000	107,624
Focus Media Information Technology Company, Ltd., Class A	32,700	36,988
Foshan Haitian Flavouring & Food Company, Ltd., Class A	7,800	132,261
Fosun International, Ltd.	85,000	103,296
Founder Securities Company, Ltd., Class A	13,200	16,668
Foxconn Industrial Internet Company, Ltd., Class A	6,400	11,475
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	29,339
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	16,800	89,359
Ganfeng Lithium Company, Ltd., H Shares (C)	8,600	150,684
Gaotu Techedu, Inc., ADR (A)(B)	2,700	8,289
GCL System Integration Technology Company, Ltd., Class A (A)	60,900	38,549
GDS Holdings, Ltd., ADR (A)	3,400	192,474
Gemdale Corp., Class A	7,300	12,634
Genscript Biotech Corp. (A)	28,000	107,460
GF Securities Company, Ltd., Class A	13,200	42,576
GF Securities Company, Ltd., H Shares	47,800	83,356
Gigadevice Semiconductor Beijing, Inc., Class A	1,372	30,601
GoerTek, Inc., Class A	5,200	34,462
GOME Retail Holdings, Ltd. (A)(B)	386,127	36,017
Great Wall Motor Company, Ltd., H Shares	104,500	384,511
Greenland Holdings Corp., Ltd., Class A	13,755	9,977
Greentown China Holdings, Ltd.	29,000	43,736
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Greentown Service Group Company, Ltd.	48,000	$52,076
Guangdong Haid Group Company, Ltd., Class A	3,500	36,448
Guangzhou Automobile Group Company, Ltd., H Shares	100,310	88,147
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	10,572
Guangzhou R&F Properties Company, Ltd., H Shares (B)	43,600	33,549
Guosen Securities Company, Ltd., Class A	6,600	12,034
Guotai Junan Securities Company, Ltd., Class A	16,700	45,903
Haidilao International Holding, Ltd. (B)(C)	26,000	99,601
Haier Smart Home Company, Ltd., Class A	13,600	54,557
Haier Smart Home Company, Ltd., H Shares	65,400	228,629
Haitian International Holdings, Ltd.	21,000	65,156
Haitong Securities Company, Ltd., Class A	18,000	33,715
Haitong Securities Company, Ltd., H Shares	113,200	103,197
Hangzhou First Applied Material Company, Ltd., Class A	2,800	54,523
Hangzhou Silan Microelectronics Company, Ltd., Class A	34,200	299,986
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,700	45,720
Hangzhou Tigermed Consulting Company, Ltd., H Shares (C)	4,100	86,698
Hansoh Pharmaceutical Group Company, Ltd. (C)	40,000	101,255
Hello Group, Inc., ADR	5,200	55,016
Henan Shuanghui Investment & Development Company, Ltd., Class A	4,400	18,449
Hengan International Group Company, Ltd.	25,000	133,315
Hengli Petrochemical Company, Ltd., Class A	9,500	37,962
HengTen Networks Group, Ltd. (A)(B)	156,000	45,809
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	16,606
Hua Hong Semiconductor, Ltd. (A)(C)	17,000	87,196
Huadong Medicine Company, Ltd., Class A	2,800	12,842
Hualan Biological Engineering, Inc., Class A	4,030	17,348
Huaneng Power International, Inc., H Shares (B)	149,436	80,176
Huatai Securities Company, Ltd., Class A	16,400	42,989
Huatai Securities Company, Ltd., H Shares (C)	48,800	75,208
Huaxia Bank Company, Ltd., Class A	28,500	24,498
Huayu Automotive Systems Company, Ltd., Class A	5,100	17,935
Huazhu Group, Ltd., ADR (A)	6,400	293,504
Hundsun Technologies, Inc., Class A	2,366	21,032
Iflytek Company, Ltd., Class A	9,600	78,049
I-Mab, ADR (A)	1,100	79,739
Industrial & Commercial Bank of China, Ltd., Class A	120,000	86,300

90

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Industrial & Commercial Bank of China, Ltd., H Shares	2,051,735	$1,137,326
Industrial Bank Company, Ltd., Class A	46,200	129,991
Industrial Securities Company, Ltd., Class A	14,900	22,584
Ingenic Semiconductor Company, Ltd., Class A	2,800	55,300
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	48,800	23,710
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	79,220
Innovent Biologics, Inc. (A)(C)	33,000	317,798
Inspur Electronic Information Industry Company, Ltd., Class A	3,248	14,282
iQIYI, Inc., ADR (A)	12,000	96,360
JA Solar Technology Company, Ltd., Class A	24,100	243,995
JD Health International, Inc. (A)(C)	9,550	92,034
JD.com, Inc., ADR (A)	29,100	2,102,184
Jiangsu Expressway Company, Ltd., H Shares	41,145	41,575
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,960	38,644
Jiangsu Hengrui Medicine Company, Ltd., Class A	14,198	110,232
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	19,570
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	3,400	86,891
Jiangxi Copper Company, Ltd., H Shares	39,075	69,519
Jinxin Fertility Group, Ltd. (A)(C)	44,000	65,256
Jiumaojiu International Holdings, Ltd. (C)	22,000	66,262
Kaisa Group Holdings, Ltd. (A)	56,000	15,238
KE Holdings, Inc., ADR (A)	11,800	215,468
Kingdee International Software Group Company, Ltd. (A)	81,000	269,702
Kingsoft Cloud Holdings, Ltd., ADR (A)(B)	2,600	73,632
Kingsoft Corp., Ltd.	29,000	115,460
Kuaishou Technology (A)(C)	6,700	71,507
Kweichow Moutai Company, Ltd., Class A	2,500	705,646
KWG Group Holdings, Ltd.	45,000	43,889
Lenovo Group, Ltd.	257,436	336,012
Lens Technology Company, Ltd., Class A	7,300	23,449
Lepu Medical Technology Beijing Company, Ltd., Class A	4,000	16,574
Li Auto, Inc., ADR (A)	19,000	499,510
Li Ning Company, Ltd.	77,500	893,245
Lingyi iTech Guangdong Company, Class A (A)	12,700	12,640
Logan Group Company, Ltd.	48,000	50,091
Longfor Group Holdings, Ltd. (C)	60,100	274,602
LONGi Green Energy Technology Company, Ltd., Class A	32,060	407,528
Lufax Holding, Ltd., ADR (A)	5,800	40,484
Luxshare Precision Industry Company, Ltd., Class A	15,495	85,009
Luzhou Laojiao Company, Ltd., Class A	3,300	113,259
Mango Excellent Media Company, Ltd., Class A	3,300	22,248
Maxscend Microelectronics Company, Ltd., Class A	900	48,628
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (A)	8,300	$9,522
Meituan, Class B (A)(C)	133,900	4,274,282
Metallurgical Corp. of China, Ltd., A Shares	28,700	19,256
Microport Scientific Corp.	25,019	140,287
Ming Yuan Cloud Group Holdings, Ltd. (A)	13,000	45,069
Minth Group, Ltd.	26,000	88,948
Muyuan Foods Company, Ltd., Class A	9,282	73,886
NARI Technology Company, Ltd., Class A	12,360	68,265
NAURA Technology Group Company, Ltd., Class A	3,200	179,441
NetEase, Inc., ADR	14,000	1,195,600
New China Life Insurance Company, Ltd., Class A	4,600	28,459
New China Life Insurance Company, Ltd., H Shares	29,500	86,853
New Hope Liuhe Company, Ltd., Class A (A)	6,800	15,473
New Oriental Education & Technology Group, Inc., ADR (A)	51,000	104,550
NIO, Inc., ADR (A)	45,200	1,610,476
Noah Holdings, Ltd., ADR (A)	1,000	37,130
Nongfu Spring Company, Ltd., H Shares (C)	10,000	50,629
Orient Securities Company, Ltd., Class A	9,600	22,381
Perfect World Company, Ltd., Class A	4,350	10,125
PetroChina Company, Ltd., Class A	36,000	33,314
PetroChina Company, Ltd., H Shares	712,261	333,598
Pharmaron Beijing Company, Ltd., H Shares (C)	4,200	100,195
PICC Property & Casualty Company, Ltd., H Shares	252,363	244,809
Pinduoduo, Inc., ADR (A)	14,600	1,323,782
Ping An Bank Company, Ltd., Class A	38,200	105,463
Ping An Healthcare and Technology Company, Ltd. (A)(C)	17,400	113,415
Ping An Insurance Group Company of China, Ltd., Class A	24,100	179,713
Ping An Insurance Group Company of China, Ltd., H Shares	210,290	1,438,253
Poly Developments and Holdings Group Company, Ltd., Class A	26,500	57,367
Postal Savings Bank of China Company, Ltd., H Shares (C)	331,000	227,548
Power Construction Corp. of China, Ltd., Class A	20,500	26,838
Raytron Technology Company, Ltd., Class A	2,601	35,182
RLX Technology, Inc., ADR (A)	24,900	112,548
Rongsheng Petrochemical Company, Ltd., Class A	13,950	40,345
SAIC Motor Corp., Ltd., Class A	17,300	50,916
Sanan Optoelectronics Company, Ltd., Class A	6,600	32,201
Sangfor Technologies, Inc., Class A	700	25,426
Sany Heavy Industry Company, Ltd., Class A	18,600	72,895
SDIC Capital Company, Ltd., Class A	11,856	16,078
SDIC Power Holdings Company, Ltd., Class A	10,900	20,291
Seazen Group, Ltd. (A)	64,000	51,087
Seazen Holdings Company, Ltd., Class A	5,000	28,837

91

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
SF Holding Company, Ltd., Class A	3,600	$36,300
Shaanxi Coal Industry Company, Ltd., Class A	13,400	30,539
Shandong Gold Mining Company, Ltd., Class A	5,880	17,863
Shandong Gold Mining Company, Ltd., H Shares (B)(C)	21,500	38,077
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	141,954
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	25,762
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	17,500	89,589
Shanghai International Airport Company, Ltd., Class A (A)	1,600	10,887
Shanghai International Port Group Company, Ltd., Class A	13,700	12,882
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	39,240	35,499
Shanghai M&G Stationery, Inc., Class A	2,000	21,019
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,100	60,278
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	90,700
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	1,960	95,508
Shengyi Technology Company, Ltd., Class A	5,100	17,007
Shennan Circuits Company, Ltd., Class A	1,120	16,364
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	30,708
Shenzhen Goodix Technology Company, Ltd., Class A	800	13,682
Shenzhen Inovance Technology Company, Ltd., Class A	5,550	53,940
Shenzhen Kangtai Biological Products Company, Ltd., Class A	1,400	23,803
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	700	41,785
Shenzhen Overseas Chinese Town Company, Ltd., Class A	13,200	15,223
Shenzhen Sunway Communication Company, Ltd., Class A	2,200	7,632
Shenzhou International Group Holdings, Ltd.	27,000	573,034
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	21,783
Silergy Corp.	3,000	436,361
Sinopharm Group Company, Ltd., H Shares	42,800	112,160
Sinotruk Hong Kong, Ltd.	24,500	36,291
Smoore International Holdings, Ltd. (C)	59,000	274,733
Songcheng Performance Development Company, Ltd., Class A	5,760	12,493
Spring Airlines Company, Ltd., Class A (A)	2,000	16,817
Sunac China Holdings, Ltd.	87,000	185,439
Sunac Services Holdings, Ltd. (C)	36,000	74,083
Sungrow Power Supply Company, Ltd., Class A	9,100	206,819
Suning.com Company, Ltd., Class A (A)	20,700	15,967
Sunny Optical Technology Group Company, Ltd.	23,800	623,200
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
TAL Education Group, ADR (A)	12,800	$61,952
TCL Technology Group Corp., Class A	21,800	20,998
Tencent Holdings, Ltd.	194,200	11,593,499
Tencent Music Entertainment Group, ADR (A)	25,200	182,700
The People's Insurance Company Group of China, Ltd., H Shares	265,000	82,229
Thunder Software Technology Company, Ltd., Class A	8,300	159,816
Tianjin Zhonghuan Semiconductor Company, Ltd., Class A	27,000	190,774
Tingyi Cayman Islands Holding Corp.	76,000	141,308
Tongcheng-Elong Holdings, Ltd. (A)	28,800	69,545
Tongwei Company, Ltd., Class A	6,200	48,553
Topsports International Holdings, Ltd. (C)	41,000	46,564
TravelSky Technology, Ltd., H Shares	31,000	59,791
Trip.com Group, Ltd., ADR (A)	16,000	492,000
Tsingtao Brewery Company, Ltd., H Shares	12,000	94,394
Unigroup Guoxin Microelectronics Company, Ltd., Class A	7,200	229,389
Uni-President China Holdings, Ltd.	46,000	43,663
Unisplendour Corp., Ltd., Class A	5,320	20,454
Vipshop Holdings, Ltd., ADR (A)	15,300	170,442
Walvax Biotechnology Company, Ltd., Class A	3,400	32,994
Wanhua Chemical Group Company, Ltd., Class A	7,000	114,440
Want Want China Holdings, Ltd.	163,000	123,078
Weibo Corp., ADR (A)	1,890	89,756
Weichai Power Company, Ltd., Class A	9,600	25,346
Weichai Power Company, Ltd., H Shares	64,720	133,952
Weimob, Inc. (A)(B)(C)	53,000	76,501
Wens Foodstuffs Group Company, Ltd., Class A	14,160	31,654
Will Semiconductor Company, Ltd., Class A	3,100	115,705
Wuhu Sanqi Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	15,215
Wuliangye Yibin Company, Ltd., Class A	8,600	291,070
WUS Printed Circuit Kunshan Company, Ltd., Class A	4,180	7,223
WuXi AppTec Company, Ltd., Class A	5,544	130,718
WuXi AppTec Company, Ltd., H Shares (C)	11,006	256,218
Wuxi Biologics Cayman, Inc. (A)(C)	119,500	1,938,325
Wuxi Shangji Automation Company, Ltd., Class A	1,100	47,157
Xiaomi Corp., Class B (A)(C)	477,000	1,310,069
Xinjiang Goldwind Science & Technology Company, Ltd., Class A	7,700	20,629
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (B)	22,200	46,683
Xinyi Solar Holdings, Ltd.	172,835	353,815
XPeng, Inc., ADR (A)	12,800	454,912
Yadea Group Holdings, Ltd. (C)	34,000	55,535
Yanzhou Coal Mining Company, Ltd., H Shares	49,990	94,268
Yihai International Holding, Ltd. (A)(B)	16,000	89,164
Yonghui Superstores Company, Ltd., Class A	10,200	6,169

92

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Yonyou Network Technology Company, Ltd., Class A	5,200	$26,627
Yum China Holdings, Inc.	12,700	737,997
Yunda Holding Company, Ltd., Class A	3,120	9,270
Yunnan Baiyao Group Company, Ltd., Class A	2,800	42,297
Zai Lab, Ltd., ADR (A)	2,300	242,397
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	58,402
Zhaojin Mining Industry Company, Ltd., H Shares (B)	37,500	26,401
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	41,762
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	17,510
Zhejiang Expressway Company, Ltd., H Shares	49,718	41,036
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	30,300	300,506
Zhejiang Longsheng Group Company, Ltd., Class A	7,200	15,019
Zhejiang NHU Company, Ltd., Class A	5,760	23,823
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	8,060	28,362
Zhejiang Supor Company, Ltd., Class A	1,200	8,666
Zhenro Properties Group, Ltd. (B)	51,000	27,802
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(C)	12,500	51,181
Zhongsheng Group Holdings, Ltd.	20,000	160,324
Zhuzhou CRRC Times Electric Company, Ltd., H Shares (A)	18,000	82,470
Zijin Mining Group Company, Ltd., Class A	27,800	43,072
Zijin Mining Group Company, Ltd., H Shares	193,469	234,961
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	18,209
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	44,800	39,921
ZTE Corp., Class A	7,600	38,833
ZTE Corp., H Shares	25,887	84,940
ZTO Express Cayman, Inc., ADR	15,400	472,164
		81,750,459
Colombia - 0.0%
Bancolombia SA, ADR	3,847	133,183
Ecopetrol SA, ADR	9,500	136,325
		269,508
Czech Republic - 0.0%
CEZ AS	6,817	221,775
Komercni banka AS	3,440	139,300
Moneta Money Bank AS (A)(C)	17,731	71,519
		432,594
Denmark - 1.7%
A.P. Moller - Maersk A/S, Series A	107	275,743
A.P. Moller - Maersk A/S, Series B	207	560,368
Ambu A/S, Class B	5,684	168,373
Carlsberg A/S, Class B	3,581	584,216
Chr. Hansen Holding A/S	3,557	290,011
Coloplast A/S, B Shares	4,136	646,716
Danske Bank A/S	26,235	441,958
Demant A/S (A)	5,000	251,956
DSV A/S	7,363	1,762,437
Genmab A/S (A)	2,265	989,628
GN Store Nord A/S	4,458	308,329
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Novo Nordisk A/S, B Shares	58,071	$5,597,439
Novozymes A/S, B Shares	7,019	481,162
Orsted A/S (C)	6,586	868,131
Pandora A/S	3,372	409,360
Rockwool International A/S, B Shares	272	116,168
Tryg A/S	13,079	296,486
Vestas Wind Systems A/S	34,230	1,373,242
		15,421,723
Egypt - 0.0%
Commercial International Bank Egypt SAE (A)	68,774	186,055
Finland - 0.8%
Elisa OYJ	5,862	363,931
Fortum OYJ	16,798	510,088
Kesko OYJ, B Shares	9,211	317,718
Kone OYJ, B Shares	11,833	831,246
Neste OYJ	14,709	829,766
Nokia OYJ (A)	140,582	775,350
Nokia OYJ (Euronext Paris Exchange) (A)(B)	56,247	307,667
Nordea Bank ABP	109,335	1,408,922
Nordea Bank ABP (London Stock Exchange)	1,569	20,335
Orion OYJ, Class B	3,379	133,777
Sampo OYJ, A Shares	15,885	785,365
Stora Enso OYJ, R Shares	20,482	341,156
UPM-Kymmene OYJ	19,972	706,891
Wartsila OYJ ABP	15,222	181,283
		7,513,495
France - 6.8%
Accor SA (A)	6,145	219,113
Aeroports de Paris (A)	1,190	151,559
Air Liquide SA	15,910	2,548,139
Airbus SE (A)	19,831	2,629,104
Alstom SA	10,563	400,682
Amundi SA (C)	2,415	203,118
Arkema SA	2,540	334,941
Atos SE	3,698	196,444
AXA SA	66,841	1,852,375
BioMerieux	1,432	162,942
BNP Paribas SA (B)	37,933	2,426,971
Bollore SA	32,561	188,032
Bouygues SA	8,158	337,474
Bureau Veritas SA	10,297	317,777
Capgemini SE	5,409	1,121,697
Carrefour SA	20,604	369,252
Cie de Saint-Gobain	18,075	1,216,390
Cie Generale des Etablissements Michelin SCA	5,963	914,366
CNP Assurances	6,491	102,448
Covivio	2,169	182,276
Credit Agricole SA	41,519	570,695
Danone SA	21,340	1,454,912
Dassault Aviation SA	980	110,161
Dassault Systemes SE	22,830	1,201,436
Edenred	8,717	469,256
Eiffage SA	3,075	310,780
Electricite de France SA	23,423	294,336
Engie SA	63,119	825,796
EssilorLuxottica SA	9,828	1,878,057
Eurazeo SE	1,144	107,195
Faurecia SE	3,556	167,301
Faurecia SE (Borsa Italiana Exchange)	633	30,011
Gecina SA	1,814	244,048

93

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Getlink SE	14,784	$230,950
Hermes International	1,094	1,509,424
Ipsen SA	1,496	142,553
Kering SA	2,546	1,808,318
Klepierre SA (A)	8,046	179,936
La Francaise des Jeux SAEM (C)	2,992	153,840
Legrand SA	9,225	988,452
L'Oreal SA	8,487	3,511,942
LVMH Moet Hennessy Louis Vuitton SE	9,362	6,705,642
Orange SA	68,945	745,628
Orpea SA	1,800	209,287
Pernod Ricard SA	7,039	1,551,835
Publicis Groupe SA	7,580	509,206
Remy Cointreau SA (B)	930	180,057
Renault SA (A)	7,048	250,040
Safran SA	11,283	1,427,076
Sanofi	38,211	3,678,333
Sartorius Stedim Biotech	961	537,010
Schneider Electric SE	17,545	2,922,180
Schneider Electric SE (Euronext London Exchange)	623	103,207
SCOR SE	6,432	185,214
SEB SA	1,019	143,358
Societe Generale SA	27,239	852,983
Sodexo SA (A)	3,211	280,627
Suez SA	11,179	254,787
Teleperformance	2,029	798,074
Thales SA	4,046	392,281
TotalEnergies SE	85,421	4,082,935
Ubisoft Entertainment SA (A)	3,042	182,161
Unibail-Rodamco-Westfield (A)	3,595	264,593
Unibail-Rodamco-Westfield, CHESS Depositary Interest (A)	27,093	102,576
Valeo	7,694	214,722
Veolia Environnement SA	18,107	553,272
Vinci SA	17,915	1,863,313
Vivendi SE (B)	23,492	295,762
Wendel SE	1,176	162,493
Worldline SA (A)(C)	8,074	615,447
		62,128,598
Germany - 5.3%
adidas AG	6,334	1,990,494
Allianz SE	13,687	3,066,503
BASF SE	30,975	2,348,215
Bayer AG	32,613	1,770,081
Bayerische Motoren Werke AG	11,166	1,060,532
Bechtle AG	2,763	188,975
Beiersdorf AG	3,796	409,587
Brenntag SE	5,855	543,896
Carl Zeiss Meditec AG, Bearer Shares	1,435	274,876
Commerzbank AG (A)	37,723	249,866
Continental AG (A)	3,710	402,751
Covestro AG (C)	7,081	482,574
Daimler AG	28,412	2,506,830
Delivery Hero SE (A)(C)	5,213	664,943
Deutsche Bank AG (A)	68,610	871,875
Deutsche Boerse AG	6,408	1,039,801
Deutsche Lufthansa AG (A)(B)	9,922	67,695
Deutsche Post AG	32,906	2,063,522
Deutsche Telekom AG	112,403	2,254,144
Deutsche Wohnen SE	12,352	755,255
E.ON SE	78,119	953,494
Evonik Industries AG	6,743	211,441
Fresenius Medical Care AG & Company KGaA	7,798	546,983
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Fresenius SE & Company KGaA	15,294	$732,047
GEA Group AG	5,093	232,593
Hannover Rueck SE	2,322	404,354
HeidelbergCement AG	5,549	413,973
HelloFresh SE (A)	5,483	505,350
Henkel AG & Company KGaA	3,884	334,121
Infineon Technologies AG	43,352	1,773,013
KION Group AG	2,693	250,388
Knorr-Bremse AG	2,408	257,635
LANXESS AG	3,216	217,351
LEG Immobilien SE	2,555	360,902
Merck KGaA	4,441	961,206
MTU Aero Engines AG	1,791	402,655
Muenchener Rueckversicherungs-Gesellschaft AG	4,871	1,329,142
Nemetschek SE	2,010	209,944
Puma SE	3,505	389,633
Rational AG	173	162,511
RWE AG	21,604	761,935
SAP SE	35,216	4,762,215
Scout24 AG (C)	3,211	222,401
Siemens AG	25,893	4,234,812
Siemens Energy AG (A)	13,485	360,716
Siemens Healthineers AG (C)	9,063	587,783
Symrise AG	4,417	578,939
TeamViewer AG (A)(C)	5,340	156,224
Telefonica Deutschland Holding AG	32,281	91,734
Uniper SE	7,281	303,104
United Internet AG	4,503	174,191
Vitesco Technologies Group AG (A)	742	43,834
Volkswagen AG	1,264	389,820
Vonovia SE	19,142	1,148,783
Zalando SE (A)(C)	7,670	699,514
		48,177,156
Greece - 0.1%
Alpha Services and Holdings SA (A)	74,045	92,890
Eurobank Ergasias Services and Holdings SA (A)	85,715	79,792
FF Group (A)(E)	1,869	3,247
Hellenic Telecommunications Organization SA	8,503	159,611
JUMBO SA	5,651	92,013
OPAP SA	9,294	143,786
		571,339
Hong Kong - 2.5%
AIA Group, Ltd.	404,000	4,647,780
Alibaba Health Information Technology, Ltd. (A)	134,000	192,965
Alibaba Pictures Group, Ltd. (A)	500,000	56,410
Beijing Enterprises Holdings, Ltd.	19,786	78,976
Beijing Enterprises Water Group, Ltd.	198,000	77,505
BOC Hong Kong Holdings, Ltd.	132,328	398,760
Bosideng International Holdings, Ltd.	108,000	76,386
Brilliance China Automotive Holdings, Ltd. (A)	58,000	23,200
Budweiser Brewing Company APAC, Ltd. (C)	57,500	146,052
China Common Rich Renewable Energy Investments, Ltd. (A)(E)	428,695	11,840
China Education Group Holdings, Ltd.	12,000	20,699
China Everbright Environment Group, Ltd.	117,851	88,560
China Everbright, Ltd.	32,216	37,852
China Gas Holdings, Ltd.	86,800	256,359
China Jinmao Holdings Group, Ltd.	224,000	80,494

94

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Mengniu Dairy Company, Ltd. (A)	93,004	$598,931
China Merchants Port Holdings Company, Ltd.	47,564	81,335
China Overseas Land & Investment, Ltd.	127,882	289,411
China Overseas Property Holdings, Ltd.	45,000	37,264
China Power International Development, Ltd.	88,000	46,587
China Resources Beer Holdings Company, Ltd.	49,979	369,647
China Resources Cement Holdings, Ltd.	88,000	84,586
China Resources Gas Group, Ltd.	30,000	157,362
China Resources Land, Ltd.	110,964	467,009
China Resources Power Holdings Company, Ltd.	68,244	195,997
China State Construction International Holdings, Ltd.	71,250	62,205
China Taiping Insurance Holdings Company, Ltd.	60,500	91,543
China Traditional Chinese Medicine Holdings Company, Ltd.	80,000	40,427
China Youzan, Ltd. (A)	464,000	58,010
Chow Tai Fook Jewellery Group, Ltd.	66,000	125,518
CK Asset Holdings, Ltd.	66,546	383,955
CK Hutchison Holdings, Ltd.	90,163	601,489
CK Infrastructure Holdings, Ltd.	24,772	138,169
CLP Holdings, Ltd.	54,900	528,601
COSCO SHIPPING Ports, Ltd.	61,511	53,126
ESR Cayman, Ltd. (A)(C)	66,000	199,195
Far East Horizon, Ltd.	66,000	66,897
Futu Holdings, Ltd., ADR (A)	1,700	154,734
Galaxy Entertainment Group, Ltd. (A)	72,000	369,434
Geely Automobile Holdings, Ltd.	196,000	562,639
Guangdong Investment, Ltd.	99,220	129,475
Hang Lung Properties, Ltd.	74,326	169,393
Hang Seng Bank, Ltd.	27,319	467,942
Henderson Land Development Company, Ltd.	55,324	211,250
HK Electric Investments & HK Electric Investments, Ltd.	88,500	87,814
HKT Trust & HKT, Ltd.	145,233	198,579
Hong Kong & China Gas Company, Ltd.	374,091	565,212
Hong Kong Exchanges & Clearing, Ltd.	40,214	2,471,171
Hongkong Land Holdings, Ltd.	44,100	210,651
Hopson Development Holdings, Ltd.	22,000	78,332
Huabao International Holdings, Ltd.	42,000	82,042
Hutchmed China, Ltd., ADR (A)	1,900	69,559
Jardine Matheson Holdings, Ltd. (B)	7,400	391,151
Kingboard Holdings, Ltd.	22,500	101,825
Kingboard Laminates Holdings, Ltd.	36,500	59,662
Kunlun Energy Company, Ltd.	118,000	122,865
Lee & Man Paper Manufacturing, Ltd.	56,000	40,932
Link REIT	69,137	592,044
Melco Resorts & Entertainment, Ltd., ADR (A)	7,185	73,574
MTR Corp., Ltd.	51,605	277,734
New World Development Company, Ltd.	57,618	234,347
Nine Dragons Paper Holdings, Ltd.	55,000	67,135
Power Assets Holdings, Ltd.	46,582	273,068
Shenzhen International Holdings, Ltd.	38,049	49,051
Shenzhen Investment, Ltd.	124,008	31,085
Shimao Group Holdings, Ltd.	41,500	76,062
Sino Biopharmaceutical, Ltd.	346,500	287,507
Sino Land Company, Ltd.	128,364	172,688
SITC International Holdings Company, Ltd.	45,000	160,127
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
SJM Holdings, Ltd. (A)	83,000	$56,413
SSY Group, Ltd.	54,000	29,083
Sun Art Retail Group, Ltd. (B)	86,000	39,766
Sun Hung Kai Properties, Ltd.	45,630	569,752
Swire Pacific, Ltd., Class A	18,163	107,471
Swire Properties, Ltd.	43,628	108,992
Techtronic Industries Company, Ltd.	47,500	938,674
The Wharf Holdings, Ltd.	51,876	171,600
Vinda International Holdings, Ltd.	12,000	35,399
WH Group, Ltd. (C)	245,843	175,052
Wharf Real Estate Investment Company, Ltd.	56,876	292,223
Xinyi Glass Holdings, Ltd.	62,000	184,949
Yuexiu Property Company, Ltd.	48,800	45,724
		22,465,284
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	12,392	102,951
OTP Bank NYRT (A)	7,225	422,757
Richter Gedeon NYRT	4,794	130,987
		656,695
India - 3.4%
ACC, Ltd.	2,508	75,776
Adani Enterprises, Ltd.	9,077	178,474
Adani Green Energy, Ltd. (A)	13,172	202,903
Adani Ports & Special Economic Zone, Ltd.	28,084	277,895
Adani Total Gas, Ltd.	9,077	172,010
Adani Transmission, Ltd. (A)	9,077	188,973
Ambuja Cements, Ltd.	22,913	123,230
Apollo Hospitals Enterprise, Ltd.	3,055	183,706
Asian Paints, Ltd.	12,960	565,521
Aurobindo Pharma, Ltd.	9,153	89,002
Avenue Supermarts, Ltd. (A)(C)	5,887	335,319
Axis Bank, Ltd. (A)	80,176	822,330
Bajaj Auto, Ltd.	2,923	150,732
Bajaj Finance, Ltd.	9,135	940,700
Bajaj Finserv, Ltd.	1,261	301,686
Balkrishna Industries, Ltd.	2,904	98,847
Bandhan Bank, Ltd. (C)	27,747	104,979
Berger Paints India, Ltd.	8,085	87,896
Bharat Forge, Ltd.	9,316	92,021
Bharat Petroleum Corp., Ltd.	27,177	157,317
Bharti Airtel, Ltd. (A)	81,745	755,873
Biocon, Ltd. (A)	14,021	68,347
Britannia Industries, Ltd.	3,618	192,163
Cholamandalam Investment and Finance Company, Ltd.	13,536	102,140
Cipla, Ltd.	18,101	238,819
Coal India, Ltd.	63,427	157,277
Colgate-Palmolive India, Ltd.	4,075	91,724
Container Corp. of India, Ltd.	9,153	86,436
Dabur India, Ltd.	17,709	147,101
Divi's Laboratories, Ltd.	4,431	286,166
DLF, Ltd.	20,605	114,861
Dr. Reddy's Laboratories, Ltd., ADR	3,359	218,805
Eicher Motors, Ltd.	4,250	158,903
GAIL India, Ltd., GDR	9,954	129,237
Godrej Consumer Products, Ltd. (A)	11,997	166,607
Grasim Industries, Ltd.	10,574	236,948
Havells India, Ltd.	11,177	206,001
HCL Technologies, Ltd.	37,954	651,195
Hero MotoCorp, Ltd.	4,200	160,221
Hindalco Industries, Ltd.	56,656	370,885
Hindustan Petroleum Corp., Ltd.	20,412	82,312
Hindustan Unilever, Ltd.	27,452	995,334

95

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Housing Development Finance Corp., Ltd.	57,256	$2,108,302
ICICI Bank, Ltd.	82,343	774,913
ICICI Bank, Ltd., ADR	47,107	888,909
ICICI Lombard General Insurance Company, Ltd. (C)	8,559	182,114
Indian Oil Corp., Ltd.	38,494	64,546
Indraprastha Gas, Ltd.	10,515	75,324
Indus Towers, Ltd.	15,904	65,328
Info Edge India, Ltd.	2,389	206,320
Infosys, Ltd., ADR	133,708	2,975,003
InterGlobe Aviation, Ltd. (A)(C)	4,138	112,514
Ipca Laboratories, Ltd.	2,329	75,801
ITC, Ltd.	113,026	357,823
JSW Steel, Ltd.	33,031	294,977
Jubilant Foodworks, Ltd.	2,527	137,527
Kotak Mahindra Bank, Ltd.	18,671	501,217
Larsen & Toubro, Ltd.	23,240	531,901
Lupin, Ltd.	7,740	98,354
Mahindra & Mahindra, Ltd., GDR	23,120	248,272
Marico, Ltd.	14,917	109,969
Maruti Suzuki India, Ltd.	4,592	451,815
Motherson Sumi Systems, Ltd.	37,306	113,059
MRF, Ltd.	64	68,266
Muthoot Finance, Ltd.	4,018	78,097
Nestle India, Ltd.	1,140	297,497
NTPC, Ltd.	146,266	278,479
Oil & Natural Gas Corp., Ltd.	90,136	173,837
Page Industries, Ltd.	194	82,684
Petronet LNG, Ltd.	21,320	68,390
PI Industries, Ltd.	2,778	118,243
Pidilite Industries, Ltd.	4,359	139,997
Piramal Enterprises, Ltd.	3,012	104,791
Power Grid Corp. of India, Ltd.	115,586	294,175
REC, Ltd.	22,831	48,273
Reliance Capital, Ltd., GDR (A)(C)	4,327	1,262
Reliance Industries, Ltd.	7,646	257,930
Reliance Industries, Ltd., GDR (C)	44,280	3,007,380
Shree Cement, Ltd.	276	106,761
Shriram Transport Finance Company, Ltd.	5,520	96,047
Siemens, Ltd.	2,378	68,072
State Bank of India, GDR	5,224	320,035
Sun Pharmaceutical Industries, Ltd.	29,344	322,741
Tata Consultancy Services, Ltd.	31,310	1,588,060
Tata Consumer Products, Ltd.	22,130	241,641
Tata Motors, Ltd., ADR (A)(B)	8,581	192,300
Tata Steel, Ltd., GDR	23,969	413,971
Tech Mahindra, Ltd.	22,395	415,042
Titan Company, Ltd.	10,263	298,015
Torrent Pharmaceuticals, Ltd.	1,767	72,942
Trent, Ltd.	6,052	83,727
UltraTech Cement, Ltd.	2,054	203,725
UltraTech Cement, Ltd., GDR	1,026	102,232
United Spirits, Ltd. (A)	10,125	115,966
UPL, Ltd.	15,099	143,626
Vedanta, Ltd., ADR	13,934	212,912
Wipro, Ltd., ADR	43,037	380,017
Yes Bank, Ltd. (A)	334,558	56,208
		31,594,001
Indonesia - 0.4%
Adaro Energy Tbk PT	315,000	38,507
Astra International Tbk PT	679,000	259,248
Bank Central Asia Tbk PT	360,900	879,051
Bank Mandiri Persero Tbk PT	715,674	305,870
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Bank Negara Indonesia Persero Tbk PT	276,500	$102,937
Bank Rakyat Indonesia Persero Tbk PT	2,374,148	632,822
Barito Pacific Tbk PT	1,273,500	85,309
Charoen Pokphand Indonesia Tbk PT	276,000	123,206
Gudang Garam Tbk PT	26,000	58,937
Indah Kiat Pulp & Paper Tbk PT	97,300	57,850
Indocement Tunggal Prakarsa Tbk PT	53,500	38,953
Indofood CBP Sukses Makmur Tbk PT	114,400	66,625
Indofood Sukses Makmur Tbk PT	147,500	65,256
Kalbe Farma Tbk PT	855,000	85,200
Merdeka Copper Gold Tbk PT (A)	486,300	85,111
Sarana Menara Nusantara Tbk PT	1,016,100	93,649
Semen Indonesia Persero Tbk PT	111,000	63,086
Telkom Indonesia Persero Tbk PT	1,600,100	409,731
Telkom Indonesia Persero Tbk PT, ADR	358	9,093
Tower Bersama Infrastructure Tbk PT	379,100	78,116
Unilever Indonesia Tbk PT	332,500	91,700
United Tractors Tbk PT	55,279	99,470
		3,729,727
Ireland - 0.7%
CRH PLC	27,337	1,290,162
DCC PLC	3,819	318,375
Experian PLC	31,530	1,320,796
Flutter Entertainment PLC (A)	505	100,157
Flutter Entertainment PLC (London Stock Exchange) (A)	5,220	1,026,756
James Hardie Industries PLC, CHESS Depositary Interest	15,679	556,154
Kerry Group PLC, Class A (London Stock Exchange)	5,738	768,163
Kingspan Group PLC	5,492	543,751
Smurfit Kappa Group PLC	8,017	416,380
		6,340,694
Israel - 0.4%
Azrieli Group, Ltd.	1,424	128,187
Bank Hapoalim BM	40,928	359,496
Bank Leumi Le-Israel BM	54,437	461,247
Check Point Software Technologies, Ltd. (A)	4,016	453,969
CyberArk Software, Ltd. (A)	1,300	205,166
Elbit Systems, Ltd.	787	113,956
ICL Group, Ltd.	27,153	197,874
Isracard, Ltd.	1	2
Israel Discount Bank, Ltd., Class A (A)	41,515	219,151
Mizrahi Tefahot Bank, Ltd.	5,543	186,688
Nice, Ltd. (A)	2,200	622,957
Teva Pharmaceutical Industries, Ltd. (A)	33,126	324,925
Teva Pharmaceutical Industries, Ltd., ADR (A)	5,800	56,492
Wix.com, Ltd. (A)	1,900	372,343
		3,702,453
Italy - 1.3%
Amplifon SpA	4,199	199,559
Assicurazioni Generali SpA	37,206	787,990
Atlantia SpA (A)	19,839	374,394
Davide Campari-Milano NV	19,587	275,142
DiaSorin SpA	876	183,444
Enel SpA	277,869	2,132,698
Eni SpA	89,209	1,189,616
Ferrari NV	4,317	900,955
FinecoBank Banca Fineco SpA (A)	20,557	371,297
Infrastrutture Wireless Italiane SpA (C)	8,355	93,058
Intesa Sanpaolo SpA	577,542	1,635,008

96

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Mediobanca Banca di Credito Finanziario SpA (A)	22,013	$264,838
Moncler SpA	6,366	388,265
Nexi SpA (A)(C)	14,507	270,521
Poste Italiane SpA (C)	21,903	300,769
Prysmian SpA	8,366	292,211
Recordati Industria Chimica e Farmaceutica SpA	4,564	264,527
Snam SpA	68,229	377,434
Telecom Italia SpA	387,741	151,611
Telecom Italia SpA, Savings Shares	233,394	94,183
Terna - Rete Elettrica Nazionale	47,449	336,735
UniCredit SpA	71,677	948,548
		11,832,803
Japan - 15.2%
ABC-Mart, Inc.	1,400	78,642
Acom Company, Ltd.	18,200	66,506
Advantest Corp.	6,700	597,034
Aeon Company, Ltd.	22,700	596,783
AGC, Inc.	6,500	334,960
Aisin Corp.	6,200	224,668
Ajinomoto Company, Inc.	16,300	481,662
ANA Holdings, Inc. (A)	4,100	106,590
Asahi Group Holdings, Ltd.	15,100	728,656
Asahi Intecc Company, Ltd.	7,000	191,720
Asahi Kasei Corp.	43,300	464,006
Astellas Pharma, Inc.	62,400	1,027,045
Azbil Corp.	4,200	180,833
Bandai Namco Holdings, Inc.	6,899	518,651
Bridgestone Corp.	18,700	884,720
Brother Industries, Ltd.	8,700	191,446
Canon, Inc.	33,800	827,021
Capcom Company, Ltd.	6,000	166,717
Casio Computer Company, Ltd.	6,700	110,926
Central Japan Railway Company	4,800	766,195
Chubu Electric Power Company, Inc.	22,000	260,012
Chugai Pharmaceutical Company, Ltd.	22,500	823,363
Concordia Financial Group, Ltd.	39,100	153,918
Cosmos Pharmaceutical Corp.	800	135,866
CyberAgent, Inc.	14,400	277,812
Dai Nippon Printing Company, Ltd.	8,400	202,379
Daifuku Company, Ltd.	3,500	328,250
Dai-ichi Life Holdings, Inc.	37,400	817,978
Daiichi Sankyo Company, Ltd.	57,500	1,528,417
Daikin Industries, Ltd.	8,400	1,831,523
Daito Trust Construction Company, Ltd.	2,300	269,808
Daiwa House Industry Company, Ltd.	19,700	656,700
Daiwa House REIT Investment Corp. (B)	78	229,059
Daiwa Securities Group, Inc.	54,400	317,084
Denso Corp.	15,000	979,460
Dentsu Group, Inc.	7,500	288,561
Disco Corp.	1,000	280,088
East Japan Railway Company	10,400	735,001
Eisai Company, Ltd.	8,800	659,186
ENEOS Holdings, Inc.	109,211	443,654
FANUC Corp.	6,500	1,425,202
Fast Retailing Company, Ltd.	2,000	1,475,032
Fuji Electric Company, Ltd.	4,600	209,327
FUJIFILM Holdings Corp.	12,500	1,079,372
Fujitsu, Ltd.	6,800	1,228,832
GLP J-REIT	127	208,541
GMO Payment Gateway, Inc.	1,500	189,392
Hakuhodo DY Holdings, Inc.	9,300	160,043
Hamamatsu Photonics KK	4,800	296,922
Hankyu Hanshin Holdings, Inc.	8,400	264,377
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Harmonic Drive Systems, Inc.	1,300	$62,345
Hikari Tsushin, Inc.	800	135,215
Hino Motors, Ltd.	10,000	92,859
Hirose Electric Company, Ltd.	1,223	203,246
Hisamitsu Pharmaceutical Company, Inc.	2,000	75,644
Hitachi Construction Machinery Company, Ltd.	4,100	115,188
Hitachi Metals, Ltd. (A)	7,400	142,904
Hitachi, Ltd.	32,700	1,934,555
Honda Motor Company, Ltd.	55,100	1,693,984
Hoshizaki Corp.	1,900	172,813
Hoya Corp.	12,700	1,981,439
Hulic Company, Ltd.	10,700	119,161
Ibiden Company, Ltd.	3,600	198,019
Idemitsu Kosan Company, Ltd.	7,206	189,566
Iida Group Holdings Company, Ltd.	5,000	128,609
Inpex Corp.	36,700	285,759
Isuzu Motors, Ltd.	19,000	247,194
Ito En, Ltd.	1,900	126,036
ITOCHU Corp.	39,200	1,141,739
Itochu Techno-Solutions Corp.	3,400	110,414
Japan Airlines Company, Ltd. (A)	4,000	95,227
Japan Exchange Group, Inc.	18,100	448,880
Japan Metropolitan Fund Invest	259	248,693
Japan Post Bank Company, Ltd.	14,000	120,085
Japan Post Holdings Company, Ltd. (A)	54,300	456,428
Japan Post Insurance Company, Ltd.	8,300	150,546
Japan Real Estate Investment Corp.	47	281,918
Japan Tobacco, Inc.	40,500	793,567
JFE Holdings, Inc.	18,300	274,432
JSR Corp.	6,500	233,649
Kajima Corp.	16,500	211,441
Kakaku.com, Inc.	5,000	161,465
Kansai Paint Company, Ltd.	5,900	146,360
Kao Corp.	16,300	970,072
KDDI Corp.	54,500	1,794,310
Keio Corp.	3,700	197,901
Keisei Electric Railway Company, Ltd.	4,800	159,001
Keyence Corp.	6,596	3,936,962
Kikkoman Corp.	5,200	423,138
Kintetsu Group Holdings Company, Ltd. (A)	6,200	208,501
Kirin Holdings Company, Ltd.	27,800	515,965
Kobayashi Pharmaceutical Company, Ltd.	1,800	142,709
Kobe Bussan Company, Ltd.	4,200	137,230
Koei Tecmo Holdings Company, Ltd.	1,950	92,561
Koito Manufacturing Company, Ltd.	3,500	210,466
Komatsu, Ltd.	29,300	701,689
Konami Holdings Corp.	3,100	194,306
Kose Corp.	1,200	143,514
Kubota Corp.	35,000	744,892
Kurita Water Industries, Ltd.	3,500	168,414
Kyocera Corp.	10,800	675,122
Kyowa Kirin Company, Ltd.	9,473	341,504
Lasertec Corp.	2,600	591,910
Lawson, Inc.	1,900	93,332
Lion Corp.	8,000	129,394
Lixil Corp.	9,000	260,851
M3, Inc.	14,900	1,061,898
Makita Corp.	7,800	428,865
Marubeni Corp.	57,400	474,883
Mazda Motor Corp. (A)	20,300	175,675
McDonald's Holdings Company Japan, Ltd.	2,600	122,664

97

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Medipal Holdings Corp.	6,090	$114,614
MEIJI Holdings Company, Ltd.	4,100	265,075
Mercari, Inc. (A)	3,000	165,774
MINEBEA MITSUMI, Inc.	12,500	318,348
MISUMI Group, Inc.	9,800	416,981
Mitsubishi Chemical Holdings Corp.	46,900	426,965
Mitsubishi Corp.	44,800	1,406,829
Mitsubishi Electric Corp.	63,000	875,548
Mitsubishi Estate Company, Ltd.	41,300	657,612
Mitsubishi Gas Chemical Company, Inc.	5,814	114,650
Mitsubishi HC Capital, Inc.	17,600	92,028
Mitsubishi Heavy Industries, Ltd.	11,700	313,490
Mitsubishi UFJ Financial Group, Inc. (B)	412,200	2,436,652
Mitsui & Company, Ltd.	54,700	1,196,124
Mitsui Chemicals, Inc.	6,800	227,181
Mitsui Fudosan Company, Ltd.	31,400	745,904
Miura Company, Ltd.	3,100	123,921
Mizuho Financial Group, Inc.	83,210	1,177,185
MonotaRO Company, Ltd.	9,000	201,691
MS&AD Insurance Group Holdings, Inc.	15,500	518,424
Murata Manufacturing Company, Ltd.	19,400	1,715,978
Nabtesco Corp.	3,900	147,458
NEC Corp.	8,800	476,881
Nexon Company, Ltd.	16,800	269,649
NGK Insulators, Ltd.	9,000	152,560
NH Foods, Ltd.	3,119	117,787
Nidec Corp.	15,100	1,664,624
Nihon M&A Center, Inc.	10,400	305,389
Nintendo Company, Ltd.	3,800	1,815,955
Nippon Building Fund, Inc.	48	311,845
Nippon Express Company, Ltd.	2,500	172,176
Nippon Paint Holdings Company, Ltd.	24,500	266,809
Nippon Prologis REIT, Inc.	66	220,575
Nippon Sanso Holdings Corp.	4,600	115,281
Nippon Shinyaku Company, Ltd.	1,700	141,309
Nippon Steel Corp.	27,900	501,809
Nippon Telegraph & Telephone Corp.	43,200	1,197,036
Nippon Yusen KK	5,500	412,106
Nissan Chemical Corp.	4,600	269,037
Nissan Motor Company, Ltd. (A)	77,800	388,803
Nisshin Seifun Group, Inc.	7,400	122,623
Nissin Foods Holdings Company, Ltd.	2,200	176,538
Nitori Holdings Company, Ltd.	2,800	551,801
Nitto Denko Corp.	5,400	384,408
Nomura Holdings, Inc.	109,800	541,304
Nomura Real Estate Holdings, Inc.	4,500	116,993
Nomura Real Estate Master Fund, Inc.	151	217,330
Nomura Research Institute, Ltd.	11,146	409,690
NSK, Ltd.	13,215	89,549
NTT Data Corp.	22,500	435,020
Obayashi Corp. (B)	22,500	185,462
Obic Company, Ltd.	2,200	418,348
Odakyu Electric Railway Company, Ltd.	10,900	252,281
Oji Holdings Corp.	30,000	151,162
Olympus Corp.	39,100	855,820
Omron Corp.	6,200	613,506
Ono Pharmaceutical Company, Ltd.	12,500	285,047
Oracle Corp. Japan	1,500	131,769
Oriental Land Company, Ltd.	6,900	1,116,253
ORIX Corp.	45,600	853,246
Orix JREIT, Inc.	97	168,816
Osaka Gas Company, Ltd.	13,800	252,168
Otsuka Corp.	3,800	195,407
Otsuka Holdings Company, Ltd.	13,600	581,573
Pan Pacific International Holdings Corp.	15,000	309,500
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Panasonic Corp.	74,000	$917,260
PeptiDream, Inc. (A)	3,300	107,726
Persol Holdings Company, Ltd.	6,200	154,560
Pigeon Corp.	4,100	95,316
Pola Orbis Holdings, Inc.	3,200	73,657
Rakuten Group, Inc.	29,700	289,301
Recruit Holdings Company, Ltd.	46,000	2,811,789
Renesas Electronics Corp. (A)	41,700	513,217
Resona Holdings, Inc.	78,000	312,001
Ricoh Company, Ltd.	24,000	245,574
Rinnai Corp.	1,200	131,749
Rohm Company, Ltd.	3,000	282,908
Ryohin Keikaku Company, Ltd.	9,000	200,188
Santen Pharmaceutical Company, Ltd.	12,500	175,801
SBI Holdings, Inc.	8,213	201,156
SCSK Corp.	5,400	114,214
Secom Company, Ltd.	7,300	527,995
Seiko Epson Corp. (B)	9,600	193,824
Sekisui Chemical Company, Ltd.	13,400	230,241
Sekisui House, Ltd.	21,400	448,137
Seven & i Holdings Company, Ltd.	26,000	1,183,636
SG Holdings Company, Ltd.	10,200	288,569
Sharp Corp.	7,400	93,284
Shimadzu Corp.	8,000	351,329
Shimano, Inc.	2,600	759,687
Shimizu Corp. (B)	21,600	161,684
Shin-Etsu Chemical Company, Ltd.	11,900	2,008,350
Shionogi & Company, Ltd.	9,200	629,550
Shiseido Company, Ltd.	13,500	907,328
SMC Corp.	1,900	1,185,430
SoftBank Corp.	97,600	1,323,924
SoftBank Group Corp.	41,400	2,392,311
Sohgo Security Services Company, Ltd.	2,900	130,375
Sompo Holdings, Inc.	11,600	503,266
Sony Group Corp.	42,500	4,718,297
Square Enix Holdings Company, Ltd.	3,400	181,716
Stanley Electric Company, Ltd.	5,300	133,869
Subaru Corp.	21,200	391,770
SUMCO Corp.	8,200	163,595
Sumitomo Chemical Company, Ltd.	56,000	290,654
Sumitomo Corp.	41,300	581,790
Sumitomo Dainippon Pharma Company, Ltd.	5,300	94,732
Sumitomo Electric Industries, Ltd.	26,200	348,399
Sumitomo Metal Mining Company, Ltd.	7,800	282,053
Sumitomo Mitsui Financial Group, Inc.	44,100	1,551,410
Sumitomo Mitsui Trust Holdings, Inc.	11,000	378,840
Sumitomo Realty & Development Company, Ltd.	10,700	391,097
Suntory Beverage & Food, Ltd.	5,000	207,277
Suzuki Motor Corp.	12,800	571,892
Sysmex Corp.	5,800	720,410
T&D Holdings, Inc.	19,900	272,986
Taisei Corp. (B)	6,600	211,476
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	69,946
Takeda Pharmaceutical Company, Ltd.	52,876	1,743,997
TDK Corp.	13,500	486,847
Terumo Corp.	22,300	1,052,970
The Chiba Bank, Ltd.	21,600	139,972
The Kansai Electric Power Company, Inc.	24,300	235,471
The Shizuoka Bank, Ltd. (B)	17,000	139,675
THK Company, Ltd.	4,200	92,164
TIS, Inc.	7,800	212,894

98

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tobu Railway Company, Ltd.	6,800	$183,095
Toho Company, Ltd.	4,067	191,602
Toho Gas Company, Ltd.	2,800	121,783
Tohoku Electric Power Company, Inc.	16,600	122,030
Tokio Marine Holdings, Inc.	21,200	1,136,426
Tokyo Century Corp.	1,500	84,449
Tokyo Electric Power Company Holdings, Inc. (A)	50,400	143,503
Tokyo Electron, Ltd.	5,000	2,208,894
Tokyo Gas Company, Ltd.	13,900	258,641
Tokyu Corp.	17,900	265,698
TOPPAN, Inc.	10,300	174,640
Toray Industries, Inc.	50,800	322,793
Toshiba Corp.	13,400	564,020
Tosoh Corp.	9,300	168,532
TOTO, Ltd.	4,800	228,560
Toyo Suisan Kaisha, Ltd.	3,100	137,267
Toyota Industries Corp.	5,200	427,855
Toyota Motor Corp.	357,400	6,367,934
Toyota Tsusho Corp.	7,900	331,748
Trend Micro, Inc.	4,600	256,165
Tsuruha Holdings, Inc.	1,300	160,319
Unicharm Corp.	14,000	620,368
United Urban Investment Corp.	114	154,079
USS Company, Ltd.	7,770	132,264
Welcia Holdings Company, Ltd.	3,400	122,545
West Japan Railway Company (B)	6,000	301,602
Yakult Honsha Company, Ltd.	4,243	214,785
Yamada Holdings Company, Ltd.	22,400	94,071
Yamaha Corp.	4,700	295,640
Yamaha Motor Company, Ltd.	10,100	281,182
Yamato Holdings Company, Ltd.	11,000	278,414
Yaskawa Electric Corp.	8,300	398,554
Yokogawa Electric Corp.	7,886	137,544
Z Holdings Corp.	88,900	568,965
ZOZO, Inc.	4,800	179,832
		139,298,061
Jordan - 0.0%
Hikma Pharmaceuticals PLC	5,739	188,790
Luxembourg - 0.2%
ArcelorMittal SA	24,275	743,119
Aroundtown SA	37,519	258,464
Eurofins Scientific SE	4,300	550,941
Reinet Investments SCA	5,229	98,479
Tenaris SA	16,418	172,702
		1,823,705
Macau - 0.0%
Sands China, Ltd. (A)	81,200	166,176
Wynn Macau, Ltd. (A)	61,415	51,681
		217,857
Malaysia - 0.4%
AMMB Holdings BHD (A)	59,087	44,833
Axiata Group BHD	101,690	94,576
CIMB Group Holdings BHD	190,691	216,852
Dialog Group BHD	166,000	94,532
DiGi.Com BHD	110,800	117,328
Genting BHD	72,900	87,609
Genting Malaysia BHD	105,700	75,511
HAP Seng Consolidated BHD	30,200	57,067
Hartalega Holdings BHD	60,200	88,237
Hong Leong Bank BHD	23,269	104,900
Hong Leong Financial Group BHD	6,104	26,601
IHH Healthcare BHD	108,100	172,869
IOI Corp. BHD	114,466	103,060
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Kuala Lumpur Kepong BHD	17,415	$83,813
Malayan Banking BHD	127,999	245,747
Malaysia Airports Holdings BHD (A)	34,427	56,617
Maxis BHD	67,200	75,106
MISC BHD	26,280	43,184
Nestle Malaysia BHD	2,800	88,821
Petronas Chemicals Group BHD	99,800	206,907
Petronas Dagangan BHD	12,200	55,568
Petronas Gas BHD	21,200	85,179
PPB Group BHD	21,240	93,111
Press Metal Aluminium Holdings BHD	120,800	165,253
Public Bank BHD	486,890	472,672
QL Resources BHD	54,400	69,920
RHB Bank BHD	29,651	38,554
Sime Darby BHD	108,224	58,596
Sime Darby Plantation BHD	108,786	92,792
Supermax Corp. BHD	53,155	30,377
Telekom Malaysia BHD	42,705	58,106
Tenaga Nasional BHD	101,250	233,656
Top Glove Corp. BHD	164,400	113,433
		3,651,387
Mexico - 0.5%
America Movil SAB de CV, Series L	1,136,332	1,005,779
Arca Continental SAB de CV	16,000	97,419
Cemex SAB de CV, Series CPO (A)	521,849	376,948
Coca-Cola Femsa SAB de CV	15,212	85,871
Fibra Uno Administracion SA de CV	90,200	102,647
Fomento Economico Mexicano SAB de CV	65,020	564,064
Gruma SAB de CV, Class B	7,685	87,842
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (A)	9,700	112,783
Grupo Aeroportuario del Sureste SAB de CV, B Shares	5,780	107,821
Grupo Bimbo SAB de CV, Series A	53,084	149,185
Grupo Carso SAB de CV, Series A1	9,477	32,804
Grupo Financiero Banorte SAB de CV, Series O	86,662	555,411
Grupo Financiero Inbursa SAB de CV, Series O (A)	77,038	72,554
Grupo Mexico SAB de CV, Series B	104,066	413,814
Grupo Televisa SAB, Series CPO	80,326	176,751
Industrias Penoles SAB de CV (A)	4,883	57,667
Kimberly-Clark de Mexico SAB de CV, Class A	43,778	71,898
Orbia Advance Corp. SAB de CV	37,631	96,605
Promotora y Operadora de Infraestructura SAB de CV	5,800	40,086
Wal-Mart de Mexico SAB de CV	174,988	593,000
		4,800,949
Netherlands - 3.9%
ABN AMRO Bank NV (A)(C)	15,368	221,719
Adyen NV (A)(C)	655	1,830,957
Aegon NV (B)	77,899	402,102
Akzo Nobel NV	6,657	727,372
Argenx SE (A)	1,553	469,288
ASM International NV	1,660	650,084
ASML Holding NV	14,151	10,571,587
EXOR NV	3,992	334,997
Heineken Holding NV	4,217	367,198
Heineken NV	9,090	948,764
ING Groep NV	132,675	1,928,890
JDE Peet's NV	3,077	91,925
Just Eat Takeaway.com NV (A)(C)	5,955	435,095
Koninklijke Ahold Delhaize NV	37,735	1,256,501

99

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke DSM NV	6,229	$1,245,647
Koninklijke KPN NV	126,323	397,507
Koninklijke Philips NV	31,501	1,399,488
Koninklijke Vopak NV	2,830	111,509
NN Group NV (B)	11,019	577,198
Prosus NV (A)	31,112	2,490,229
QIAGEN NV (A)	8,350	431,918
Randstad NV (B)	4,395	295,901
Royal Dutch Shell PLC, A Shares	138,310	3,075,901
Royal Dutch Shell PLC, B Shares	124,526	2,759,075
Stellantis NV	71,584	1,363,255
Universal Music Group NV (A)(B)	23,492	629,002
Wolters Kluwer NV	9,296	985,340
		35,998,449
New Zealand - 0.2%
a2 Milk Company, Ltd. (A)(B)	26,028	115,251
Auckland International Airport, Ltd. (A)	36,599	196,733
Fisher & Paykel Healthcare Corp., Ltd.	19,921	438,176
Mercury NZ, Ltd.	22,971	102,736
Meridian Energy, Ltd.	43,320	146,499
Ryman Healthcare, Ltd.	12,940	134,649
Spark New Zealand, Ltd.	67,539	222,195
Xero, Ltd. (A)	4,384	430,196
		1,786,435
Norway - 0.4%
Adevinta ASA (A)	8,335	142,832
DNB Bank ASA (A)	35,015	796,055
Equinor ASA	35,722	908,440
Gjensidige Forsikring ASA	6,934	153,575
Mowi ASA	14,928	378,762
Norsk Hydro ASA	48,185	359,653
Orkla ASA	29,206	268,058
Schibsted ASA, B Shares	3,512	148,664
Schibsted ASA, Class A	2,550	121,043
Telenor ASA	26,898	452,747
Yara International ASA	6,981	345,813
		4,075,642
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR (A)	8,064	54,513
Credicorp, Ltd.	2,434	270,028
Southern Copper Corp.	2,874	161,346
		485,887
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	85,070	80,806
Ayala Corp.	8,920	142,509
Ayala Land, Inc.	253,800	166,500
Bank of the Philippine Islands	34,118	54,474
BDO Unibank, Inc.	77,140	167,075
Globe Telecom, Inc.	970	56,700
GT Capital Holdings, Inc.	3,464	34,504
International Container Terminal Services, Inc.	33,760	128,943
JG Summit Holdings, Inc.	89,355	113,679
Jollibee Foods Corp.	18,900	75,876
Manila Electric Company	8,090	47,128
Metro Pacific Investments Corp.	509,100	36,297
Metropolitan Bank & Trust Company	65,642	56,130
PLDT, Inc.	3,730	122,809
SM Investments Corp.	8,302	160,745
SM Prime Holdings, Inc.	311,044	198,907
Universal Robina Corp.	30,280	80,512
		1,723,594
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland - 0.2%
Allegro.eu SA (A)(C)	13,472	$195,622
Bank Polska Kasa Opieki SA	5,522	142,744
CD Projekt SA	2,349	113,260
Cyfrowy Polsat SA	6,360	56,942
Dino Polska SA (A)(C)	1,719	143,362
InPost SA (A)	6,603	109,566
KGHM Polska Miedz SA	5,681	223,782
LPP SA	42	156,422
Orange Polska SA (A)	26,179	52,787
PGE Polska Grupa Energetyczna SA (A)	26,654	59,569
Polski Koncern Naftowy ORLEN SA	11,432	235,530
Polskie Gornictwo Naftowe i Gazownictwo SA	62,946	102,200
Powszechna Kasa Oszczednosci Bank Polski SA (A)	32,873	348,044
Powszechny Zaklad Ubezpieczen SA	23,000	210,405
Santander Bank Polska SA (A)	1,219	91,820
		2,242,055
Portugal - 0.1%
EDP - Energias de Portugal SA	91,820	482,412
Galp Energia SGPS SA	18,673	212,087
Jeronimo Martins SGPS SA	7,332	146,181
		840,680
Romania - 0.0%
NEPI Rockcastle PLC	15,018	104,373
Russia - 1.0%
Gazprom PJSC, ADR	251,662	2,501,520
Gazprom PJSC, ADR (London Stock Exchange)	3,680	36,371
LUKOIL PJSC, ADR	23,756	2,248,743
MMC Norilsk Nickel PJSC, ADR	39,185	1,172,415
Mobile TeleSystems PJSC, ADR	20,264	195,345
Novatek PJSC, GDR	3,057	800,399
Rosneft Oil Company PJSC, GDR	30,000	251,260
Rosneft Oil Company PJSC, GDR (London Stock Exchange)	9,131	76,475
Sberbank of Russia PJSC, ADR	40,000	750,000
Sberbank of Russia PJSC, ADR (London Stock Exchange)	34,900	650,862
Severstal PAO, GDR	4,250	88,761
Surgutneftegas PJSC, ADR	22,274	121,171
Surgutneftegas PJSC, ADR (London Stock Exchange)	23,070	115,561
Tatneft PJSC, ADR	7,986	347,792
VTB Bank PJSC, GDR	50,760	69,627
		9,426,302
Saudi Arabia - 0.9%
Advanced Petrochemical Company	3,771	75,151
Al Rajhi Bank	43,550	1,418,888
Alinma Bank	34,699	221,465
Almarai Company JSC	8,852	136,704
Arab National Bank	21,244	129,890
Bank AlBilad (A)	13,065	141,970
Bank Al-Jazira	14,284	69,869
Banque Saudi Fransi	19,205	213,583
Bupa Arabia for Cooperative Insurance Company	981	38,985
Dar Al Arkan Real Estate Development Company (A)	18,814	51,470
Emaar Economic City (A)	13,598	48,126
Etihad Etisalat Company	13,413	111,455
Jarir Marketing Company	2,090	116,632
National Industrialization Company (A)	11,652	72,362

100

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Rabigh Refining & Petrochemical Company (A)	7,786	$57,775
Riyad Bank	42,488	305,828
SABIC Agri-Nutrients Company	5,901	271,207
Sahara International Petrochemical Company	12,775	148,434
Saudi Arabian Mining Company (A)	15,250	339,317
Saudi Arabian Oil Company (C)	76,487	733,515
Saudi Basic Industries Corp.	26,663	901,023
Saudi Cement Company	2,665	44,580
Saudi Electricity Company	29,505	210,864
Saudi Industrial Investment Group	7,839	84,832
Saudi Kayan Petrochemical Company (A)	26,130	142,138
Saudi Telecom Company	20,888	705,580
The Company for Cooperative Insurance	2,178	50,142
The Saudi British Bank	25,464	224,800
The Saudi National Bank	68,407	1,120,262
The Savola Group	9,302	92,852
Yanbu National Petrochemical Company	7,999	151,210
		8,430,909
Singapore - 0.8%
Ascendas Real Estate Investment Trust	117,802	259,656
BOC Aviation, Ltd. (C)	7,400	61,746
CapitaLand Integrated Commercial Trust	164,562	245,042
CapitaLand Investment, Ltd. (A)	93,902	235,135
City Developments, Ltd.	16,600	84,014
DBS Group Holdings, Ltd.	61,754	1,368,383
Genting Singapore, Ltd.	226,200	119,264
JOYY, Inc., ADR (B)	2,000	109,660
Keppel Corp., Ltd.	55,069	210,294
Mapletree Commercial Trust	74,500	112,903
Mapletree Logistics Trust	94,359	141,060
Oversea-Chinese Banking Corp., Ltd.	113,002	951,560
Sea, Ltd., ADR (A)	2,300	733,079
Singapore Airlines, Ltd. (A)	57,850	213,038
Singapore Exchange, Ltd.	28,000	204,984
Singapore Technologies Engineering, Ltd.	54,000	150,738
Singapore Telecommunications, Ltd.	294,940	530,971
United Overseas Bank, Ltd.	40,908	773,880
UOL Group, Ltd.	20,239	101,773
Venture Corp., Ltd.	9,700	127,494
Wilmar International, Ltd.	72,000	222,437
		6,957,111
South Africa - 0.9%
Absa Group, Ltd.	25,092	253,911
African Rainbow Minerals, Ltd.	5,157	65,823
Anglo American Platinum, Ltd.	1,548	133,709
AngloGold Ashanti, Ltd.	14,430	231,181
Aspen Pharmacare Holdings, Ltd.	13,036	233,930
Bid Corp., Ltd. (A)	11,078	238,008
Capitec Bank Holdings, Ltd.	2,672	323,987
Clicks Group, Ltd.	8,355	154,056
Discovery, Ltd. (A)	13,271	121,261
Exxaro Resources, Ltd.	8,997	95,625
FirstRand, Ltd.	160,204	683,810
Gold Fields, Ltd.	29,492	241,747
Growthpoint Properties, Ltd.	109,582	104,108
Harmony Gold Mining Company, Ltd.	18,873	58,733
Impala Platinum Holdings, Ltd.	26,847	302,562
Kumba Iron Ore, Ltd.	2,164	71,098
Mr. Price Group, Ltd.	8,969	120,326
MTN Group, Ltd. (A)	59,164	555,707
MultiChoice Group	15,717	119,814
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Naspers, Ltd., N Shares	7,259	$1,199,766
Nedbank Group, Ltd.	13,031	151,043
Northam Platinum Holdings, Ltd. (A)	12,034	143,301
Old Mutual, Ltd. (B)	182,601	197,823
Rand Merchant Investment Holdings, Ltd.	25,734	63,640
Remgro, Ltd.	17,781	159,788
Sanlam, Ltd.	59,860	253,527
Sasol, Ltd. (A)	19,396	367,635
Shoprite Holdings, Ltd.	16,492	195,298
Sibanye Stillwater, Ltd.	101,051	306,911
Standard Bank Group, Ltd.	43,543	412,328
The Bidvest Group, Ltd.	9,718	125,995
The SPAR Group, Ltd.	5,706	74,061
Tiger Brands, Ltd.	5,421	67,116
Vodacom Group, Ltd.	19,298	184,872
Woolworths Holdings, Ltd.	33,746	131,501
		8,144,001
South Korea - 3.3%
Alteogen, Inc. (A)	591	35,848
Amorepacific Corp.	975	145,840
AMOREPACIFIC Group	770	31,630
BGF retail Company, Ltd.	90	12,857
Celltrion Healthcare Company, Ltd. (A)	3,112	284,652
Celltrion Pharm, Inc. (A)	553	67,701
Celltrion, Inc. (A)	3,111	675,770
Cheil Worldwide, Inc.	1,346	25,708
CJ CheilJedang Corp.	210	72,255
CJ Corp.	456	37,691
CJ ENM Company, Ltd.	178	22,555
CJ Logistics Corp. (A)	312	40,136
Coway Company, Ltd.	1,211	75,587
DB Insurance Company, Ltd.	1,122	60,031
Doosan Bobcat, Inc. (A)	1,103	36,775
Doosan Heavy Industries & Construction Company, Ltd. (A)	6,498	111,837
Douzone Bizon Company, Ltd.	955	76,719
Ecopro BM Company, Ltd.	437	169,670
E-MART, Inc.	496	68,282
Fila Holdings Corp.	1,052	37,510
Green Cross Corp.	274	76,009
GS Engineering & Construction Corp.	1,468	52,292
GS Holdings Corp.	1,749	65,291
Hana Financial Group, Inc.	9,428	366,484
Hankook Tire & Technology Company, Ltd.	1,937	70,196
Hanmi Pharm Company, Ltd.	145	33,484
Hanon Systems	4,656	60,981
Hanwha Solutions Corp. (A)	3,439	128,227
HLB, Inc. (A)	2,702	128,167
HMM Company, Ltd. (A)	8,540	240,881
Hotel Shilla Company, Ltd.	1,060	76,850
HYBE Company, Ltd. (A)	560	139,742
Hyundai Engineering & Construction Company, Ltd.	2,649	113,340
Hyundai Glovis Company, Ltd.	539	74,651
Hyundai Heavy Industries Holdings Company, Ltd.	1,555	84,204
Hyundai Mobis Company, Ltd.	2,223	469,093
Hyundai Motor Company	4,857	808,523
Hyundai Steel Company	2,875	112,896
Industrial Bank of Korea	5,941	52,345
Kakao Corp.	10,321	1,015,051
KakaoBank Corp. (A)	2,156	124,553
Kangwon Land, Inc. (A)	3,612	86,785

101

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
KB Financial Group, Inc.	12,769	$593,855
KB Financial Group, Inc., ADR	430	19,956
Kia Corp.	8,435	569,671
Korea Aerospace Industries, Ltd.	1,710	47,118
Korea Electric Power Corp.	6,370	126,093
Korea Electric Power Corp., ADR (B)	4,277	42,214
Korea Investment Holdings Company, Ltd.	1,170	84,079
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	1,127	95,777
Korea Zinc Company, Ltd.	225	94,924
Korean Air Lines Company, Ltd. (A)	6,728	189,446
KT&G Corp.	3,571	244,305
Kumho Petrochemical Company, Ltd.	614	96,446
LG Chem, Ltd.	1,500	972,855
LG Corp.	2,922	227,478
LG Display Company, Ltd. (A)(B)	5,471	86,331
LG Display Company, Ltd., ADR (A)(B)	2,417	19,215
LG Electronics, Inc.	3,460	367,805
LG Household & Health Care, Ltd.	295	332,590
LG Innotek Company, Ltd.	344	59,667
LG Uplus Corp.	9,062	113,916
Lotte Chemical Corp.	562	113,116
Lotte Shopping Company, Ltd.	366	31,306
Meritz Securities Company, Ltd.	3,655	15,147
Mirae Asset Securities Company, Ltd.	7,084	51,088
NAVER Corp.	4,029	1,307,277
NCSoft Corp.	550	278,605
Netmarble Corp. (C)	515	50,834
NH Investment & Securities Company, Ltd.	3,944	42,469
Orion Corp.	569	56,068
Pan Ocean Company, Ltd.	9,148	57,428
Pearl Abyss Corp. (A)	1,020	68,870
POSCO	2,396	659,759
POSCO Chemical Company, Ltd.	883	129,931
S-1 Corp.	252	17,798
Samsung Biologics Company, Ltd. (A)(C)	550	403,586
Samsung C&T Corp.	2,732	281,559
Samsung Electro-Mechanics Company, Ltd.	1,863	275,680
Samsung Electronics Company, Ltd.	161,164	9,991,298
Samsung Engineering Company, Ltd. (A)	3,731	79,406
Samsung Fire & Marine Insurance Company, Ltd.	895	176,848
Samsung Heavy Industries Company, Ltd. (A)	15,521	80,806
Samsung Life Insurance Company, Ltd.	2,349	144,105
Samsung SDI Company, Ltd.	1,792	1,069,323
Samsung SDS Company, Ltd.	1,018	136,588
Samsung Securities Company, Ltd.	1,475	58,920
Seegene, Inc.	947	48,022
Shin Poong Pharmaceutical Company, Ltd.	983	46,819
Shinhan Financial Group Company, Ltd.	14,320	483,724
Shinhan Financial Group Company, Ltd., ADR	350	11,785
Shinsegae, Inc.	197	43,398
SK Biopharmaceuticals Company, Ltd. (A)	528	45,079
SK Chemicals Company, Ltd.	257	60,938
SK Hynix, Inc.	17,972	1,538,517
SK IE Technology Company, Ltd. (A)(C)	601	113,953
SK Innovation Company, Ltd. (A)	1,818	400,252
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
SK Telecom Company, Ltd.	1,232	$334,631
SK, Inc.	1,160	259,187
SKC Company, Ltd.	859	120,120
S-Oil Corp.	1,203	110,490
Woori Financial Group, Inc.	16,990	165,825
Yuhan Corp.	1,234	63,714
		30,277,109
Spain - 1.5%
ACS Actividades de Construccion y Servicios SA	11,166	302,471
Aena SME SA (A)(C)	2,276	392,618
Amadeus IT Group SA (A)	15,014	987,495
Banco Bilbao Vizcaya Argentaria SA (A)	228,360	1,507,310
Banco Santander SA (A)	580,136	2,101,458
Banco Santander SA (Mexican Stock Exchange) (A)	22,856	78,440
CaixaBank SA	144,982	449,591
Cellnex Telecom SA (A)(C)	17,500	1,079,453
EDP Renovaveis SA	9,513	236,146
Enagas SA	7,812	173,614
Endesa SA	12,378	249,633
Ferrovial SA	16,784	489,901
Grifols SA	10,824	264,047
Iberdrola SA	195,460	1,966,405
Industria de Diseno Textil SA	37,975	1,397,313
Naturgy Energy Group SA	12,174	306,430
Red Electrica Corp. SA	15,612	313,211
Repsol SA	53,970	704,498
Siemens Gamesa Renewable Energy SA (A)	9,848	250,306
Telefonica SA	189,186	887,767
		14,138,107
Sweden - 2.2%
Alfa Laval AB	11,168	416,550
Assa Abloy AB, B Shares	34,362	996,725
Atlas Copco AB, A Shares	22,872	1,381,141
Atlas Copco AB, B Shares	13,493	685,803
Boliden AB	9,749	312,167
Electrolux AB, Series B (B)	7,536	174,110
Embracer Group AB (A)	16,932	162,247
Epiroc AB, A Shares	23,037	477,601
Epiroc AB, B Shares	13,732	243,218
EQT AB	8,294	344,397
Essity AB, B Shares	21,531	667,762
Evolution AB (C)	5,501	833,068
Fastighets AB Balder, B Shares (A)	3,415	205,230
Hennes & Mauritz AB, B Shares (A)	28,520	577,291
Hexagon AB, B Shares	67,634	1,046,162
Husqvarna AB, B Shares	13,967	166,850
ICA Gruppen AB	3,982	182,692
Industrivarden AB, A Shares	3,603	115,104
Industrivarden AB, C Shares	6,375	196,960
Investment AB Latour, B Shares	5,154	159,489
Investor AB, B Shares	62,172	1,336,970
Kinnevik AB, B Shares (A)	8,775	308,479
L.E. Lundbergforetagen AB, B Shares	2,546	139,720
Lundin Energy AB (B)	6,210	230,523
Nibe Industrier AB, B Shares	49,615	623,500
Sandvik AB	38,708	884,335
Securitas AB, B Shares	10,739	169,973
Sinch AB (A)(C)	15,030	291,462
Skandinaviska Enskilda Banken AB, A Shares	57,777	814,271
Skanska AB, B Shares	11,367	285,171
SKF AB, B Shares	14,059	331,528

102

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Svenska Cellulosa AB SCA, B Shares	21,092	$326,885
Svenska Handelsbanken AB, A Shares	55,216	618,386
Swedbank AB, A Shares	31,626	637,729
Swedish Match AB	57,080	499,598
Tele2 AB, B Shares (B)	17,728	262,494
Telefonaktiebolaget LM Ericsson, B Shares (B)	99,473	1,122,745
Telia Company AB	82,751	340,415
Volvo AB, A Shares	6,647	150,188
Volvo AB, B Shares	48,024	1,072,207
		19,791,146
Switzerland - 6.3%
ABB, Ltd.	57,261	1,915,485
Adecco Group AG	6,058	303,541
Alcon, Inc.	17,103	1,384,843
Baloise Holding AG	1,882	285,480
Banque Cantonale Vaudoise	1,016	77,249
Barry Callebaut AG	130	294,848
Chocoladefabriken Lindt & Spruengli AG	4	470,888
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	42	469,455
Cie Financiere Richemont SA, A Shares	17,877	1,853,525
Clariant AG (A)	8,258	155,005
Coca-Cola HBC AG (A)	8,067	259,953
Credit Suisse Group AG	84,422	833,774
EMS-Chemie Holding AG	321	303,288
Geberit AG	1,249	917,019
Givaudan SA	311	1,417,878
Glencore PLC (A)	331,742	1,560,550
Holcim, Ltd. (A)	10,906	525,506
Holcim, Ltd. (Euronext Paris Exchange) (A)	6,750	324,885
Julius Baer Group, Ltd.	8,601	571,448
Kuehne + Nagel International AG	2,065	704,994
Logitech International SA	5,725	509,337
Lonza Group AG	2,550	1,912,780
Nestle SA	97,189	11,710,309
Novartis AG	74,879	6,140,019
Partners Group Holding AG	749	1,168,919
Roche Holding AG	23,693	8,647,234
Roche Holding AG, Bearer Shares	1,064	436,691
Schindler Holding AG	806	207,646
Schindler Holding AG, Participation Certificates	1,582	424,719
SGS SA	203	590,900
Sika AG	4,781	1,511,624
Sonova Holding AG	1,846	697,619
STMicroelectronics NV	22,367	976,579
Straumann Holding AG	401	719,178
Swiss Life Holding AG	1,026	516,968
Swiss Prime Site AG	3,037	296,657
Swiss Re AG	9,637	822,520
Swisscom AG	989	569,151
Temenos AG	2,330	316,150
The Swatch Group AG	2,395	123,233
The Swatch Group AG, Bearer Shares	1,191	310,710
UBS Group AG	127,628	2,037,149
Vifor Pharma AG	1,821	236,033
Zurich Insurance Group AG	5,231	2,139,062
		57,650,801
Taiwan - 4.1%
Accton Technology Corp.	17,000	160,218
Acer, Inc.	58,018	51,124
Advantech Company, Ltd.	13,296	173,274
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
ASE Technology Holding Company, Ltd.	111,338	$430,746
Asia Cement Corp.	87,863	142,974
ASMedia Technology, Inc.	1,000	59,068
Asustek Computer, Inc.	24,952	289,797
AU Optronics Corp.	311,827	195,494
Catcher Technology Company, Ltd.	22,184	132,610
Cathay Financial Holding Company, Ltd.	268,839	554,288
Chailease Holding Company, Ltd.	39,005	342,546
Chang Hwa Commercial Bank, Ltd.	114,855	67,628
Cheng Shin Rubber Industry Company, Ltd.	43,680	55,414
China Development Financial Holding Corp.	438,153	221,585
China Life Insurance Company, Ltd.	79,303	82,186
China Steel Corp.	363,388	470,233
Chunghwa Telecom Company, Ltd.	127,148	503,699
Compal Electronics, Inc.	169,764	143,119
CTBC Financial Holding Company, Ltd.	586,465	479,957
Delta Electronics, Inc.	64,866	581,211
E.Sun Financial Holding Company, Ltd.	341,795	321,634
Eclat Textile Company, Ltd.	6,259	135,658
Evergreen Marine Corp. Taiwan, Ltd.	86,566	384,574
Far Eastern New Century Corp.	64,875	69,083
Far EasTone Telecommunications Company, Ltd.	45,159	99,589
Feng TAY Enterprise Company, Ltd.	14,520	111,593
First Financial Holding Company, Ltd.	346,988	280,289
Formosa Chemicals & Fibre Corp.	117,212	350,665
Formosa Petrochemical Corp.	39,720	140,655
Formosa Plastics Corp.	128,086	517,847
Foxconn Technology Company, Ltd.	15,513	38,796
Fubon Financial Holding Company, Ltd.	232,223	634,627
Giant Manufacturing Company, Ltd.	10,000	113,380
Globalwafers Company, Ltd.	7,000	197,470
Hiwin Technologies Corp.	8,552	94,406
Hon Hai Precision Industry Company, Ltd.	417,368	1,557,873
Hotai Motor Company, Ltd.	9,000	187,721
Hua Nan Financial Holdings Company, Ltd.	286,486	209,146
Innolux Corp.	275,841	166,033
Inventec Corp.	116,899	107,706
Largan Precision Company, Ltd.	3,143	244,871
Lite-On Technology Corp.	81,626	181,923
MediaTek, Inc.	50,340	1,620,318
Mega Financial Holding Company, Ltd.	363,134	416,700
Micro-Star International Company, Ltd.	23,000	106,080
momo.com, Inc.	2,000	115,913
Nan Ya Plastics Corp.	171,992	562,217
Nan Ya Printed Circuit Board Corp.	8,000	123,148
Nanya Technology Corp.	37,000	86,399
Nien Made Enterprise Company, Ltd.	7,000	99,016
Novatek Microelectronics Corp.	19,361	281,293
Oneness Biotech Company, Ltd. (A)	11,000	72,656
Pegatron Corp.	66,989	160,433
Phison Electronics Corp.	5,000	66,880
Pou Chen Corp.	98,641	118,847
Powertech Technology, Inc.	13,149	48,922
President Chain Store Corp.	19,496	195,644
Quanta Computer, Inc.	92,771	256,727
Realtek Semiconductor Corp.	15,999	281,869
Ruentex Development Company, Ltd.	50,400	103,272
Shin Kong Financial Holding Company, Ltd.	411,790	136,830

103

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
SinoPac Financial Holdings Company, Ltd.	349,762	$173,773
Synnex Technology International Corp.	24,928	46,422
Taishin Financial Holding Company, Ltd.	341,564	221,117
Taiwan Cement Corp.	167,824	305,650
Taiwan Cooperative Financial Holding Company, Ltd.	296,127	234,151
Taiwan High Speed Rail Corp.	71,000	75,322
Taiwan Mobile Company, Ltd.	57,257	203,073
Taiwan Semiconductor Manufacturing Company, Ltd.	830,227	17,170,811
The Shanghai Commercial & Savings Bank, Ltd.	111,937	177,871
Unimicron Technology Corp.	41,000	191,845
Uni-President Enterprises Corp.	161,487	394,536
United Microelectronics Corp.	388,313	880,208
Vanguard International Semiconductor Corp.	31,000	166,394
Walsin Technology Corp. (A)	11,000	59,608
Wan Hai Lines, Ltd.	19,800	143,120
Win Semiconductors Corp.	11,000	120,954
Winbond Electronics Corp.	102,000	95,643
Wistron Corp.	116,598	114,620
Wiwynn Corp.	3,000	92,897
WPG Holdings, Ltd.	47,840	82,874
Ya Hsin Industrial Company, Ltd. (A)(E)	36,000	0
Yageo Corp.	13,584	212,912
Yang Ming Marine Transport Corp. (A)	52,000	219,033
Yuanta Financial Holding Company, Ltd.	324,837	286,601
Zhen Ding Technology Holding, Ltd.	19,000	66,803
		37,872,112
Thailand - 0.4%
Advanced Info Service PCL	48,400	279,252
Airports of Thailand PCL	163,100	292,287
Bangkok Bank PCL, NVDR	2,700	9,215
Bangkok Dusit Medical Services PCL, NVDR	387,300	259,782
Bangkok Expressway & Metro PCL, NVDR	354,600	91,482
Berli Jucker PCL, NVDR	21,300	20,650
BTS Group Holdings PCL, NVDR (B)	301,600	83,585
Bumrungrad Hospital PCL, NVDR	15,600	64,775
Central Pattana PCL, NVDR	64,400	100,364
Central Retail Corp. PCL	45,441	44,680
Charoen Pokphand Foods PCL	136,200	103,381
CP ALL PCL	184,600	345,068
CP ALL PCL, NVDR	12,300	22,992
Electricity Generating PCL	7,600	38,901
Electricity Generating PCL, NVDR	1,400	7,166
Energy Absolute PCL	56,900	102,403
Gulf Energy Development PCL, NVDR	79,150	96,610
Home Product Center PCL	204,400	81,647
Indorama Ventures PCL, NVDR	54,900	71,509
Krung Thai Bank PCL	164,375	53,045
Land & Houses PCL, NVDR	393,400	91,943
Minor International PCL, NVDR (A)	131,483	121,843
Muangthai Capital PCL, NVDR	11,300	19,300
PTT Exploration & Production PCL	60,147	207,202
PTT Global Chemical PCL	87,373	161,938
PTT PCL	391,000	447,227
PTT PCL, NVDR	10,500	12,010
Ratch Group PCL, NVDR	12,800	17,068
Thai Oil PCL	46,900	71,731
Thai Union Group PCL	95,900	61,415
The Siam Cement PCL	12,000	142,036
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
The Siam Cement PCL, NVDR	14,300	$169,259
The Siam Commercial Bank PCL	23,348	83,591
True Corp. PCL	448,802	50,169
		3,825,526
Turkey - 0.1%
Akbank TAS	100,286	60,216
Aselsan Elektronik Sanayi Ve Ticaret AS	14,026	23,880
BIM Birlesik Magazalar AS	16,428	118,139
Eregli Demir ve Celik Fabrikalari TAS	49,091	90,401
Ford Otomotiv Sanayi AS	4,572	86,287
Haci Omer Sabanci Holding AS	31,762	34,617
KOC Holding AS	25,423	64,712
Turkcell Iletisim Hizmetleri AS	38,572	66,183
Turkiye Garanti Bankasi AS	86,216	89,374
Turkiye Is Bankasi AS, Class C	60,572	35,190
Turkiye Petrol Rafinerileri AS (A)	4,998	64,993
		733,992
United Arab Emirates - 0.0%
NMC Health PLC (A)	4,471	872
United Kingdom - 7.8%
3i Group PLC	32,696	561,611
abrdn PLC	72,446	247,762
Admiral Group PLC	6,635	277,233
Anglo American PLC	42,988	1,506,672
Ashtead Group PLC	15,597	1,179,030
Associated British Foods PLC	11,826	294,381
AstraZeneca PLC	52,364	6,310,792
Auto Trader Group PLC (C)	37,238	293,666
AVEVA Group PLC	4,243	205,069
Aviva PLC	131,970	699,425
BAE Systems PLC	111,616	845,386
Barclays PLC	576,321	1,464,420
Barratt Developments PLC	33,805	298,829
Berkeley Group Holdings PLC	4,051	236,561
BP PLC	683,369	3,112,647
British American Tobacco PLC	72,353	2,529,066
BT Group PLC (A)	308,640	661,666
Bunzl PLC	11,691	385,739
Burberry Group PLC	13,598	330,930
CNH Industrial NV	37,712	633,901
Coca-Cola Europacific Partners PLC	6,887	378,558
Compass Group PLC (A)	59,219	1,211,098
Croda International PLC	4,632	530,722
Diageo PLC	78,828	3,816,459
Direct Line Insurance Group PLC	53,358	207,674
Entain PLC (A)	19,428	554,895
Evraz PLC	18,017	142,947
Ferguson PLC	7,801	1,082,950
GlaxoSmithKline PLC	169,205	3,193,435
Halma PLC	13,950	532,102
Hargreaves Lansdown PLC	11,809	226,740
HSBC Holdings PLC	686,857	3,591,355
Imperial Brands PLC	31,799	665,129
Informa PLC (A)	49,866	366,713
InterContinental Hotels Group PLC (A)	6,064	387,196
Intertek Group PLC	5,603	374,657
J Sainsbury PLC	71,585	274,370
JD Sports Fashion PLC	17,123	240,638
Johnson Matthey PLC	7,531	270,190
Kingfisher PLC	70,070	316,287
Land Securities Group PLC	25,882	241,229
Legal & General Group PLC	200,480	753,221
Lloyds Banking Group PLC	2,378,433	1,480,388
London Stock Exchange Group PLC	10,980	1,100,287

104

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
M&G PLC	94,053	$256,972
Melrose Industries PLC	146,910	341,082
Mondi PLC	13,861	339,678
Mondi PLC (Johannesburg Stock Exchange)	4,137	101,874
National Grid PLC	122,429	1,458,830
NatWest Group PLC	181,551	547,350
Next PLC	4,895	538,454
Ocado Group PLC (A)	16,158	361,096
Pearson PLC	25,020	239,947
Persimmon PLC	10,716	383,257
Phoenix Group Holdings PLC	19,903	172,066
Prudential PLC	87,981	1,707,309
Reckitt Benckiser Group PLC	23,897	1,877,354
RELX PLC	40,612	1,169,067
RELX PLC (Euronext Amsterdam Exchange)	24,692	714,771
Rentokil Initial PLC	67,951	533,606
Rio Tinto PLC	37,839	2,480,428
Rolls-Royce Holdings PLC (A)	275,192	513,981
Schroders PLC	4,962	238,969
Segro PLC	41,053	659,469
Severn Trent PLC	7,990	279,723
Smith & Nephew PLC	29,419	506,826
Smiths Group PLC	15,498	298,845
Spirax-Sarco Engineering PLC	2,625	528,165
SSE PLC	36,273	763,733
St. James's Place PLC	20,193	407,339
Standard Chartered PLC	93,128	544,406
Taylor Wimpey PLC	125,790	262,361
Tesco PLC	268,394	914,052
The British Land Company PLC	35,353	234,589
The Sage Group PLC	41,847	398,453
Unilever PLC	39,173	2,120,763
Unilever PLC (Euronext Amsterdam Exchange)	49,466	2,671,953
United Utilities Group PLC	26,873	349,762
Vodafone Group PLC	955,905	1,454,593
Whitbread PLC (A)	7,168	318,711
Wm Morrison Supermarkets PLC	89,522	354,660
WPP PLC	42,535	569,866
		71,628,386
United States - 0.1%
Bausch Health Companies, Inc. (A)	9,900	276,068
Brookfield Renewable Corp., Class A	4,350	168,972
		445,040
Uruguay - 0.0%
Globant SA (A)	1,200	337,212
TOTAL COMMON STOCKS (Cost $610,011,341)		$883,308,449
PREFERRED SECURITIES - 0.9%
Brazil - 0.3%
Alpargatas SA (A)	8,500	82,413
Banco Bradesco SA	163,047	623,655
Banco BTG Pactual SA	4	4
Banco Inter SA (C)	1	3
Bradespar SA	8,584	82,392
Braskem SA, A Shares (A)	8,200	89,352
Centrais Eletricas Brasileiras SA, B Shares	5,700	40,528
Cia Energetica de Minas Gerais	36,287	93,486
Gerdau SA	36,200	180,144
Itau Unibanco Holding SA	161,889	860,019
Itausa SA	147,723	302,187
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Brazil (continued)
Petroleo Brasileiro SA	165,151	$825,793
		3,179,976
Germany - 0.4%
Bayerische Motoren Werke AG	2,090	158,539
Fuchs Petrolub SE	2,735	127,827
Henkel AG & Company KGaA	6,138	567,816
Porsche Automobil Holding SE	5,695	563,179
Sartorius AG	1,201	764,564
Volkswagen AG	6,259	1,395,142
		3,577,067
South Korea - 0.2%
Hyundai Motor Company	705	56,760
Hyundai Motor Company, 2nd Preferred	1,197	95,387
LG Chem, Ltd.	162	50,918
LG Household & Health Care, Ltd.	48	25,934
Samsung Electronics Company, Ltd.	27,037	1,577,304
		1,806,303
TOTAL PREFERRED SECURITIES (Cost $7,052,349)		$8,563,346
RIGHTS - 0.0%
Airtac International Group (Expiration Date: 10-11-21; Strike Price: TWD 718.00) (A)	185	1,043
Bharti Airtel, Ltd. (Expiration Date: 10-22-21; Strike Price: INR 535.00) (A)	5,838	12,057
Deutsche Lufthansa AG (Expiration Date: 10-6-21; Strike Price: EUR 3.58) (A)(B)	9,922	23,561
Fubon Financial Holding Company, Ltd. (Expiration Date: 10-19-21; Strike Price: TWD 58.90) (A)	8,043	5,139
Hyundai Engineering & Construction Company, Ltd. (Expiration Date: 10-25-21; Strike Price: KRW 98,300.00) (A)	45	3,048
Samsung Heavy Industries Company, Ltd. (Expiration Date: 11-1-21; Strike Price: KRW 5,130.00) (A)	5,138	4,643
Veolia Environnement SA (Expiration Date: 10-4-21; Strike Price: EUR 22.70) (A)	18,107	15,022
TOTAL RIGHTS (Cost $45,338)		$64,513
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 12-31-24; Strike Price: THB 11.90) (A)	30,160	1,138
BTS Group Holdings PCL (Expiration Date: 12-31-26; Strike Price: THB 14.90) (A)	60,320	2,201
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (A)	15,080	749
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (A)	3,972	471
TOTAL WARRANTS (Cost $0)		$4,559

105

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 3.1%
Short-term funds - 3.1%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0100% (F)	15,738,312	$15,738,312
John Hancock Collateral Trust, 0.0303% (F)(G)	1,319,981	13,207,995
TOTAL SHORT-TERM INVESTMENTS (Cost $28,946,627)		$28,946,307
Total Investments (International Equity Index Trust) (Cost $646,055,655) - 100.3%		$920,887,174
Other assets and liabilities, net - (0.3%)		(3,003,508)
TOTAL NET ASSETS - 100.0%		$917,883,666
Currency Abbreviations
EUR	Euro
INR	Indian Rupee
KRW	Korean Won
THB	Thai Bhat
International Equity Index Trust (continued)
TWD	New Taiwan Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $18,854,809. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $7,384,216 in the form of U.S. Treasuries was pledged to the fund.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 9-30-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	29	Long	Dec 2021	$3,437,309	$3,284,540	$(152,769)
Mini MSCI Emerging Markets Index Futures	374	Long	Dec 2021	24,420,462	23,283,370	(1,137,092)
						$(1,289,861)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.3%
Australia - 6.2%
A2B Australia, Ltd. (A)	9,047	$8,718
Accent Group, Ltd.	24,907	40,145
Adairs, Ltd.	6,590	19,155
Adbri, Ltd.	19,036	43,848
Ainsworth Game Technology, Ltd. (A)	10,192	9,076
Alcidion Group, Ltd. (A)	35,820	9,128
Alkane Resources, Ltd. (A)(B)	25,036	15,362
Alliance Aviation Services, Ltd. (A)	3,238	9,995
Altium, Ltd.	934	23,565
AMA Group, Ltd. (A)(B)	33,686	10,681
AMP, Ltd. (A)	50,928	35,911
Ansell, Ltd.	1,752	42,569
Appen, Ltd.	2,202	13,979
ARB Corp., Ltd.	3,784	131,594
Ardent Leisure Group, Ltd. (A)	39,016	45,384
AUB Group, Ltd.	4,241	71,960
Audinate Group, Ltd. (A)	1,532	10,992
Aurelia Metals, Ltd. (A)	85,331	18,503
Austal, Ltd.	23,155	31,097
Australian Agricultural Company, Ltd. (A)	28,065	29,799
Australian Finance Group, Ltd.	6,698	13,265
Australian Pharmaceutical Industries, Ltd.	26,584	28,316
Australian Strategic Materials, Ltd. (A)	950	6,757
Auswide Bank, Ltd.	646	3,009
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Baby Bunting Group, Ltd.	3,113	$12,417
Bapcor, Ltd.	15,610	84,200
Base Resources, Ltd.	32,069	6,022
Beach Energy, Ltd.	60,312	64,413
Bega Cheese, Ltd.	15,122	58,084
Bellevue Gold, Ltd. (A)	32,369	19,744
Bendigo & Adelaide Bank, Ltd.	4,233	28,443
Betmakers Technology Group, Ltd. (A)(B)	14,102	10,631
Bigtincan Holdings, Ltd. (A)(B)	27,175	24,656
Blackmores, Ltd.	587	39,745
Bravura Solutions, Ltd.	17,804	39,045
Breville Group, Ltd.	4,635	95,421
Brickworks, Ltd.	3,876	68,954
BWX, Ltd.	8,729	30,569
Calix, Ltd. (A)	10,443	39,005
Capricorn Metals, Ltd. (A)	6,675	10,273
Cardno, Ltd.	15,086	12,110
Carnarvon Petroleum, Ltd. (A)	45,055	10,202
carsales.com, Ltd.	8,757	157,184
Cash Converters International, Ltd.	14,501	2,656
Cedar Woods Properties, Ltd.	2,634	11,534
Centuria Capital Group	17,864	43,467
Challenger, Ltd.	18,693	83,180
Champion Iron, Ltd. (A)	13,921	47,598
City Chic Collective, Ltd. (A)	5,259	24,441

106

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Cleanaway Waste Management, Ltd.	44,499	$87,331
Clinuvel Pharmaceuticals, Ltd.	2,335	71,402
Clover Corp., Ltd.	8,155	9,064
Codan, Ltd.	5,320	48,294
Collins Foods, Ltd.	5,764	50,117
Cooper Energy, Ltd. (A)	98,256	19,093
Corporate Travel Management, Ltd. (A)	3,931	68,560
Costa Group Holdings, Ltd.	14,579	33,994
Credit Corp. Group, Ltd.	3,047	65,733
CSR, Ltd.	25,551	101,571
Data#3, Ltd.	9,073	31,215
Decmil Group, Ltd. (A)	1,519	385
Deterra Royalties, Ltd.	16,722	45,000
Dicker Data, Ltd.	2,793	25,149
Domain Holdings Australia, Ltd.	10,969	43,804
Downer EDI, Ltd.	18,221	83,052
Eagers Automotive, Ltd.	7,533	80,058
Eclipx Group, Ltd. (A)	16,681	29,471
Elders, Ltd.	8,609	75,212
EML Payments, Ltd. (A)	10,254	28,162
EQT Holdings, Ltd.	729	15,155
Estia Health, Ltd.	11,708	19,267
EVENT Hospitality and Entertainment, Ltd. (A)	4,397	48,529
FAR, Ltd. (A)(B)	3,139	1,713
Finbar Group, Ltd.	8,370	4,873
Fleetwood, Ltd.	8,058	13,150
Flight Centre Travel Group, Ltd. (A)(B)	4,755	72,510
Freedom Foods Group, Ltd. (A)	6,482	2,291
G8 Education, Ltd. (A)	51,376	38,642
Genworth Mortgage Insurance Australia, Ltd.	18,245	28,873
Gold Road Resources, Ltd.	43,849	37,845
GrainCorp, Ltd., Class A	13,614	61,431
GUD Holdings, Ltd.	3,831	27,956
GWA Group, Ltd.	12,453	24,378
Hansen Technologies, Ltd.	11,735	46,461
Healius, Ltd.	23,643	80,704
HT&E, Ltd.	20,357	24,266
HUB24, Ltd.	3,277	67,477
Humm Group, Ltd. (A)(B)	26,650	16,171
Iluka Resources, Ltd.	16,722	107,569
Imdex, Ltd.	20,483	34,182
Infomedia, Ltd.	17,584	22,104
Inghams Group, Ltd.	11,981	35,283
Intega Group, Ltd.	15,086	6,109
Integral Diagnostics, Ltd.	6,781	24,097
Integrated Research, Ltd. (A)	3,367	3,961
InvoCare, Ltd.	8,212	69,000
Ioneer, Ltd. (A)	61,614	27,649
IOOF Holdings, Ltd.	30,144	92,017
IPH, Ltd.	9,953	65,001
IRESS, Ltd.	8,152	66,489
IVE Group, Ltd.	11,452	12,611
Japara Healthcare, Ltd. (A)	17,906	17,813
Johns Lyng Group, Ltd.	4,330	19,065
Jumbo Interactive, Ltd.	2,253	25,844
Jupiter Mines, Ltd.	116,266	18,466
Karoon Energy, Ltd. (A)	25,702	28,385
Kogan.com, Ltd. (B)	1,950	15,178
Lifestyle Communities, Ltd.	3,310	52,222
Link Administration Holdings, Ltd.	18,547	58,161
Lovisa Holdings, Ltd.	3,846	51,880
MA Financial Group, Ltd.	3,830	20,162
MACA, Ltd.	23,711	11,099
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Macmahon Holdings, Ltd.	112,440	$16,151
Macquarie Telecom Group, Ltd. (A)	223	12,448
Mayne Pharma Group, Ltd. (A)	99,135	20,205
McMillan Shakespeare, Ltd.	3,346	34,869
McPherson's, Ltd. (B)	9,168	7,072
Medusa Mining, Ltd.	8,127	4,148
Megaport, Ltd. (A)	882	10,540
Mesoblast, Ltd. (A)(B)	11,677	13,956
Metals X, Ltd. (A)(B)	48,765	12,908
Metcash, Ltd.	51,856	145,041
Mincor Resources NL (A)	14,651	13,979
MNF Group, Ltd.	2,522	12,108
Monadelphous Group, Ltd. (B)	3,790	24,466
Monash IVF Group, Ltd.	21,798	15,090
Money3 Corp., Ltd.	8,682	20,971
Mount Gibson Iron, Ltd.	18,373	6,350
Myer Holdings, Ltd. (A)	63,302	25,871
MyState, Ltd.	5,375	19,086
Nanosonics, Ltd. (A)(B)	8,226	36,824
Navigator Global Investments, Ltd.	10,160	12,942
Nearmap, Ltd. (A)	18,333	24,582
Netwealth Group, Ltd.	3,669	37,870
New Energy Solar, Ltd. (B)	16,176	9,336
New Hope Corp., Ltd. (B)	24,235	41,804
nib holdings, Ltd.	21,443	105,630
Nick Scali, Ltd.	5,272	43,253
Nickel Mines, Ltd.	30,650	20,398
Nine Entertainment Company Holdings, Ltd.	23,897	44,664
NRW Holdings, Ltd.	25,786	28,594
Nufarm, Ltd. (A)	12,991	44,381
OceanaGold Corp. (A)	31,900	52,134
OFX Group, Ltd.	14,134	16,154
Omni Bridgeway, Ltd. (A)	15,737	38,950
oOh!media, Ltd. (A)	31,712	40,277
Orocobre, Ltd. (A)	25,591	157,284
Orora, Ltd.	40,091	88,347
OZ Minerals, Ltd.	18,111	290,780
Pacific Current Group, Ltd.	1,717	9,158
Pact Group Holdings, Ltd.	11,275	30,745
Peet, Ltd.	13,800	10,252
Pendal Group, Ltd.	12,114	70,485
Perenti Global, Ltd.	35,432	20,603
Perpetual, Ltd.	2,914	78,775
Perseus Mining, Ltd. (A)	68,083	68,490
Platinum Asset Management, Ltd. (B)	14,631	36,714
Praemium, Ltd. (A)(B)	28,131	21,658
Premier Investments, Ltd.	4,691	100,850
Pro Medicus, Ltd. (B)	1,815	70,412
Ramelius Resources, Ltd.	29,377	28,273
Regis Healthcare, Ltd.	9,267	13,375
Regis Resources, Ltd.	35,749	51,835
Resolute Mining, Ltd. (A)	43,558	13,071
Ridley Corp., Ltd. (A)	19,540	18,814
RPMGlobal Holdings, Ltd. (A)	6,670	9,278
Sandfire Resources, Ltd.	8,336	32,521
Sandfire Resources, Ltd., Entitlement Offer (A)	10,806	42,158
SeaLink Travel Group, Ltd.	2,432	15,559
Select Harvests, Ltd.	6,954	41,212
Senex Energy, Ltd. (B)	11,103	29,444
Servcorp, Ltd.	3,171	8,785
Service Stream, Ltd.	27,275	17,349
Seven West Media, Ltd. (A)(B)	85,038	24,523
SG Fleet Group, Ltd.	8,938	19,143

107

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Sigma Healthcare, Ltd.	86,903	$39,021
Silver Lake Resources, Ltd. (A)	29,625	28,699
SmartGroup Corp., Ltd.	4,591	31,329
Southern Cross Media Group, Ltd.	17,291	26,801
Spark Infrastructure Group	75,397	152,291
SpeedCast International, Ltd. (A)(B)(C)	17,245	0
St. Barbara, Ltd.	33,249	32,045
Steadfast Group, Ltd.	39,801	137,402
Super Retail Group, Ltd.	7,649	66,559
Superloop, Ltd. (A)(B)	22,967	16,171
Syrah Resources, Ltd. (A)	36,700	27,719
Tassal Group, Ltd.	8,526	21,552
Technology One, Ltd.	12,347	99,690
The Reject Shop, Ltd. (A)	2,561	11,691
The Star Entertainment Group, Ltd. (A)	30,354	96,412
Tiger Resources, Ltd. (A)(C)	92,816	2,469
Tyro Payments, Ltd. (A)	10,423	28,926
United Malt Grp, Ltd.	15,585	45,404
Uniti Group, Ltd. (A)	7,836	21,599
Virtus Health, Ltd.	8,580	36,366
Viva Energy Group, Ltd. (D)	27,557	46,599
Webjet, Ltd. (A)(B)	21,997	98,951
West African Resources, Ltd. (A)	28,562	20,046
Western Areas, Ltd. (A)	21,598	46,128
Westgold Resources, Ltd.	16,604	19,449
Whitehaven Coal, Ltd. (A)	44,790	102,527
Zip Company, Ltd. (A)(B)	5,273	26,007
		7,924,306
Austria - 1.6%
Agrana Beteiligungs AG	724	15,258
ams AG (A)	11,874	215,376
ANDRITZ AG	3,025	165,787
AT&S Austria Technologie & Systemtechnik AG	1,801	68,313
BAWAG Group AG (D)	2,515	159,165
DO & Company AG (A)	278	22,488
EVN AG	2,014	53,530
FACC AG (A)	1,116	12,145
Flughafen Wien AG (A)	265	9,152
IMMOFINANZ AG	4,356	103,722
Kapsch TrafficCom AG (A)(B)	191	3,292
Lenzing AG (A)	693	83,891
Mayr Melnhof Karton AG	378	72,256
Oesterreichische Post AG (B)	1,378	58,308
Palfinger AG	876	38,174
POLYTEC Holding AG	995	9,596
Porr AG (A)	648	11,531
Raiffeisen Bank International AG	2,404	62,875
RHI Magnesita NV	1,095	48,257
RHI Magnesita NV (London Stock Exchange)	545	23,955
Rosenbauer International AG	174	9,883
S IMMO AG	2,772	64,051
S&T AG (B)	1,838	47,765
Schoeller-Bleckmann Oilfield Equipment AG (A)	710	28,592
Semperit AG Holding	822	29,266
Strabag SE, Bearer Shares	893	40,626
Telekom Austria AG (A)	7,836	67,716
UBM Development AG	411	20,430
UNIQA Insurance Group AG	6,525	58,100
Vienna Insurance Group AG	2,128	61,223
voestalpine AG	4,895	180,814
Wienerberger AG	5,497	184,571
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria (continued)
Zumtobel Group AG	2,545	$26,590
		2,056,698
Belgium - 1.5%
Ackermans & van Haaren NV	1,132	195,023
AGFA-Gevaert NV (A)	6,780	31,195
Akka Technologies (A)	603	33,143
Atenor	211	14,430
Banque Nationale de Belgique	12	23,627
Barco NV	3,212	69,724
Bekaert SA	1,986	82,621
Biocartis Group NV (A)(B)(D)	2,587	11,455
bpost SA (A)	4,236	37,353
Celyad Oncology SA (A)	493	2,066
Cie d'Entreprises CFE	416	42,842
D'ieteren Group	1,085	159,211
Econocom Group SA/NV	6,435	24,730
Elia Group SA/NV	1,281	153,079
Etablissements Franz Colruyt NV (B)	695	35,453
Euronav NV	8,334	78,984
Euronav NV (New York Stock Exchange) (B)	2,324	22,682
EVS Broadcast Equipment SA	811	18,226
Exmar NV	1,567	7,642
Fagron	2,165	42,289
Gimv NV	1,241	79,205
Immobel SA (B)	209	18,103
Ion Beam Applications	1,305	28,703
Kinepolis Group NV (A)	585	37,977
Lotus Bakeries NV	13	79,787
Melexis NV	987	104,770
Ontex Group NV (A)	3,927	41,928
Orange Belgium SA	417	9,378
Oxurion NV (A)	1,612	3,593
Picanol (A)	88	7,416
Proximus SADP	5,977	118,610
Recticel SA	2,296	38,122
Sipef NV	420	24,637
Telenet Group Holding NV	1,717	65,558
Tessenderlo Group SA (A)	904	33,639
Van de Velde NV	377	13,525
VGP NV	243	55,868
Viohalco SA	7,173	34,873
X-Fab Silicon Foundries SE (A)(D)	2,319	22,039
		1,903,506
Bermuda - 0.1%
Hiscox, Ltd.	12,790	144,174
Cambodia - 0.0%
NagaCorp, Ltd.	40,000	34,126
Canada - 9.9%
5N Plus, Inc. (A)	3,515	7,659
Absolute Software Corp.	2,400	26,376
Advantage Energy, Ltd. (A)	11,500	58,108
Aecon Group, Inc.	3,200	48,432
Africa Oil Corp. (A)	34,602	47,535
AG Growth International, Inc. (B)	1,100	24,569
AGF Management, Ltd., Class B	4,298	26,332
Aimia, Inc. (A)	7,777	26,586
AirBoss of America Corp. (B)	1,500	42,859
Alamos Gold, Inc., Class A	21,953	157,897
Alaris Equity Partners Income (B)	2,229	31,202
Alcanna, Inc. (A)	1,500	9,498
Algoma Central Corp.	700	9,312
AltaGas, Ltd. (B)	5,866	115,736
Altius Minerals Corp.	3,100	38,108

108

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Altus Group, Ltd.	1,818	$88,704
Andlauer Healthcare Group, Inc. (B)	321	12,507
Andrew Peller, Ltd., Class A	2,300	15,490
ARC Resources, Ltd.	24,118	226,023
Aritzia, Inc. (A)	3,645	116,032
Ascot Resources, Ltd. (A)	13,700	11,249
Atco, Ltd., Class I	1,804	57,869
Athabasca Oil Corp. (A)	42,135	30,605
ATS Automation Tooling Systems, Inc. (A)	3,547	112,521
AutoCanada, Inc. (A)	1,985	72,702
Badger Infrastructure Solutions, Ltd.	1,522	40,676
Birch Mountain Resources, Ltd. (A)(C)	9,200	1
Birchcliff Energy, Ltd. (B)	15,733	87,074
Bird Construction, Inc.	4,995	38,805
Black Diamond Group, Ltd. (A)	2,750	8,207
BMTC Group, Inc.	500	5,744
Bombardier, Inc., Class B (A)	75,961	129,540
Boralex, Inc., Class A	4,277	126,291
Brookfield Infrastructure Corp., Class A	3,059	183,381
Calian Group, Ltd.	905	43,585
Calibre Mining Corp. (A)	11,500	12,257
Canaccord Genuity Group, Inc.	5,281	58,080
Canacol Energy, Ltd. (B)	7,565	20,188
Canada Goose Holdings, Inc. (A)	2,213	79,026
Canadian Western Bank	4,515	130,716
Canfor Corp. (A)	3,704	81,356
Canfor Pulp Products, Inc. (A)	2,715	13,933
Capital Power Corp.	5,927	199,860
Capstone Mining Corp. (A)	29,467	114,695
Cardinal Energy, Ltd. (A)	5,530	18,250
Cascades, Inc.	5,723	70,803
Celestica, Inc. (A)	5,019	44,579
Celestica, Inc. (New York Stock Exchange) (A)	3,200	28,416
Centerra Gold, Inc.	12,177	83,160
CES Energy Solutions Corp.	18,429	27,645
China Gold International Resources Corp., Ltd.	18,050	52,015
CI Financial Corp.	8,900	180,656
Cogeco Communications, Inc.	863	76,693
Cogeco, Inc.	445	31,690
Colliers International Group, Inc.	1,400	179,206
Computer Modelling Group, Ltd.	4,420	16,541
Copper Mountain Mining Corp. (A)	8,800	19,662
Corby Spirit and Wine, Ltd.	700	9,987
Corus Entertainment, Inc., B Shares	11,806	52,943
Crescent Point Energy Corp.	9,519	43,890
Crescent Point Energy Corp. (New York Stock Exchange)	16,800	77,448
Crew Energy, Inc. (A)	11,300	27,746
Cronos Group, Inc. (A)	2,170	12,250
Cronos Group, Inc. (Nasdaq Exchange) (A)	3,612	20,444
Denison Mines Corp. (A)	42,724	62,066
Dexterra Group, Inc.	1,621	10,469
DIRTT Environmental Solutions (A)(B)	3,000	9,285
Doman Building Materials Group, Ltd.	3,600	18,048
Dorel Industries, Inc., Class B (A)	1,800	15,519
DREAM Unlimited Corp., Class A	2,250	49,775
Dundee Precious Metals, Inc.	7,687	46,246
ECN Capital Corp.	16,900	139,299
E-L Financial Corp., Ltd.	100	73,819
Eldorado Gold Corp. (A)	9,374	72,529
Element Fleet Management Corp.	16,042	161,864
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Endeavour Silver Corp. (A)	6,945	$28,458
Enerflex, Ltd.	6,400	46,891
Enerplus Corp.	11,735	93,947
Enghouse Systems, Ltd.	1,800	78,972
Ensign Energy Services, Inc. (A)	9,800	14,546
Equitable Group, Inc.	696	78,524
ERO Copper Corp. (A)	2,900	51,424
Evertz Technologies, Ltd.	1,900	21,526
Exchange Income Corp.	568	19,880
Exco Technologies, Ltd.	1,500	11,736
Extendicare, Inc.	6,230	36,103
Fiera Capital Corp.	3,035	25,064
Finning International, Inc.	8,181	201,845
Firm Capital Mortgage Investment Corp.	1,100	12,758
First Majestic Silver Corp. (B)	7,681	86,962
First Mining Gold Corp. (A)(B)	39,000	9,237
First National Financial Corp.	700	24,041
Fission Uranium Corp. (A)	19,500	12,624
Fortuna Silver Mines, Inc. (A)(B)	14,300	56,225
Freehold Royalties, Ltd. (B)	7,229	59,357
Frontera Energy Corp. (A)	2,200	13,166
Galiano Gold, Inc. (A)	6,600	4,742
Gamehost, Inc. (A)	100	634
GDI Integrated Facility Services, Inc. (A)	300	12,932
Gibson Energy, Inc.	7,398	135,858
Global Atomic Corp. (A)	8,700	21,980
goeasy, Ltd.	672	107,230
GoGold Resources, Inc. (A)	5,300	11,591
Golden Star Resources, Ltd. (A)	5,011	11,869
Gran Tierra Energy, Inc. (A)	25,166	18,478
Guardian Capital Group, Ltd., Class A	1,100	29,832
Hanfeng Evergreen, Inc. (A)(C)	200	0
Hardwoods Distribution, Inc.	800	23,174
Headwater Exploration, Inc. (A)	4,930	17,710
Heroux-Devtek, Inc. (A)	2,700	37,710
HEXO Corp. (A)	3,660	6,704
High Liner Foods, Inc.	1,773	18,366
HLS Therapeutics, Inc.	700	10,180
Home Capital Group, Inc. (A)	3,379	99,001
Hudbay Minerals, Inc.	12,257	76,449
i-80 Gold Corp. (A)	1,651	4,054
iA Financial Corp., Inc.	2,077	117,838
IAMGOLD Corp. (A)	29,827	67,585
IBI Group, Inc. (A)	1,700	15,220
Imperial Metals Corp. (A)	5,060	15,580
Information Services Corp.	800	17,470
Innergex Renewable Energy, Inc.	6,800	108,985
Interfor Corp.	3,520	86,930
International Petroleum Corp. (A)	5,324	27,112
International Tower Hill Mines, Ltd. (A)	2,300	1,707
Intertape Polymer Group, Inc.	2,700	58,728
Jamieson Wellness, Inc. (D)	2,300	65,771
KAB Distribution, Inc. (A)(C)	7,076	0
Karora Resources, Inc. (A)	4,800	12,544
K-Bro Linen, Inc.	600	19,304
Kelt Exploration, Ltd. (A)	10,445	37,522
Keyera Corp. (B)	5,287	133,031
Kinaxis, Inc. (A)	1,068	154,087
Kingsway Financial Services, Inc. (A)	425	2,278
Knight Therapeutics, Inc. (A)	5,400	22,809
Labrador Iron Ore Royalty Corp. (B)	3,218	89,482
Largo Resources, Ltd. (A)	780	8,190
Lassonde Industries, Inc., Class A	200	28,686
Laurentian Bank of Canada	2,414	76,617
Leon's Furniture, Ltd.	1,883	34,818

109

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
LifeWorks, Inc.	3,098	$78,930
Linamar Corp.	2,366	122,858
Lucara Diamond Corp. (A)	25,184	12,526
Lundin Gold, Inc. (A)(B)	2,800	20,935
MAG Silver Corp. (A)	1,400	22,670
Magellan Aerospace Corp.	900	7,226
Mainstreet Equity Corp. (A)	400	32,923
Major Drilling Group International, Inc. (A)	6,800	45,366
Maple Leaf Foods, Inc.	3,940	80,069
Martinrea International, Inc.	4,603	40,884
Maverix Metals, Inc.	2,300	10,296
Medical Facilities Corp.	2,104	16,180
MEG Energy Corp. (A)	13,888	108,442
Melcor Developments, Ltd.	1,000	11,961
Methanex Corp.	2,700	124,427
Morguard Corp.	400	42,065
Mountain Province Diamonds, Inc. (A)(B)	6,800	2,309
MTY Food Group, Inc.	742	37,457
Mullen Group, Ltd.	5,582	56,763
New Gold, Inc. (A)	28,915	30,591
NFI Group, Inc. (B)	2,279	42,895
North American Construction Group, Ltd.	2,100	30,590
NuVista Energy, Ltd. (A)	15,505	62,921
Organigram Holdings, Inc. (A)	8,928	20,582
Osisko Gold Royalties, Ltd.	7,745	87,014
Paramount Resources, Ltd., Class A	5,173	76,701
Parex Resources, Inc.	7,016	127,624
Park Lawn Corp.	1,792	51,669
Parkland Corp.	5,735	161,147
Pason Systems, Inc.	5,636	38,356
Peyto Exploration & Development Corp.	10,197	79,380
Pizza Pizza Royalty Corp.	1,729	15,343
Polaris Infrastructure, Inc.	1,500	20,488
Pollard Banknote, Ltd.	1,000	37,226
PolyMet Mining Corp. (A)	1,185	3,649
PrairieSky Royalty, Ltd.	9,727	103,752
Precision Drilling Corp. (A)	1,082	43,738
Premium Brands Holdings Corp.	1,700	173,865
Pretium Resources, Inc. (A)	8,300	80,274
Quarterhill, Inc.	9,800	21,432
Questerre Energy Corp., Class A (A)	19,444	3,224
Real Matters, Inc. (A)	3,500	27,744
Recipe Unlimited Corp. (A)	1,300	19,994
RF Capital Group, Inc. (A)	1,848	3,181
Richelieu Hardware, Ltd.	2,800	92,095
Rogers Sugar, Inc. (B)	6,474	27,601
Russel Metals, Inc.	3,846	92,218
Sabina Gold & Silver Corp. (A)	20,475	23,601
Sandstorm Gold, Ltd. (A)	10,731	61,763
Savaria Corp. (B)	2,300	37,226
Seabridge Gold, Inc. (A)	2,330	35,890
Secure Energy Services, Inc.	13,040	49,006
ShawCor, Ltd. (A)	4,173	18,648
Sienna Senior Living, Inc. (B)	3,606	40,940
Sierra Wireless, Inc. (A)	2,600	40,254
Sleep Country Canada Holdings, Inc. (D)	2,113	56,053
SNC-Lavalin Group, Inc.	6,640	184,427
Spin Master Corp. (A)(D)	1,400	45,440
Sprott, Inc.	1,329	48,864
SSR Mining, Inc.	9,961	144,862
Stantec, Inc.	2,378	111,709
Stelco Holdings, Inc.	500	14,653
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Stella-Jones, Inc.	2,400	$80,815
Storm Resources, Ltd. (A)	9,300	39,649
SunOpta, Inc. (A)	5,608	50,120
Superior Plus Corp. (B)	9,057	96,748
Tamarack Valley Energy, Ltd. (A)	20,085	50,585
Taseko Mines, Ltd. (A)(B)	16,100	30,253
Tecsys, Inc.	609	27,580
TerraVest Industries, Inc.	600	11,506
The North West Company, Inc.	2,406	64,244
Tidewater Midstream and Infrastructure, Ltd.	6,650	7,193
Timbercreek Financial Corp.	6,000	45,666
TLC Vision Corp. (A)	3,400	0
Torex Gold Resources, Inc. (A)	5,460	54,574
Total Energy Services, Inc. (A)	3,132	11,301
TransAlta Corp.	15,282	161,435
TransAlta Renewables, Inc.	6,098	91,427
Transcontinental, Inc., Class A	3,683	58,505
Treasury Metals, Inc. (A)(B)	1,301	729
Trevali Mining Corp. (A)	37,134	5,131
Trican Well Service, Ltd. (A)	26,009	60,782
Tricon Residential, Inc.	6,968	92,973
Trisura Group, Ltd. (A)	1,900	64,863
Turquoise Hill Resources, Ltd. (A)	5,450	80,593
Uni-Select, Inc. (A)	3,401	47,634
Vecima Networks, Inc.	479	6,051
Vermilion Energy, Inc. (A)	4,600	45,470
Wajax Corp.	1,300	23,555
Wesdome Gold Mines, Ltd. (A)	8,000	64,109
Western Forest Products, Inc.	25,850	44,900
Westshore Terminals Investment Corp. (B)	1,589	30,674
Whitecap Resources, Inc.	35,380	195,811
WildBrain, Ltd. (A)	10,382	26,475
Winpak, Ltd.	1,577	50,985
Yamana Gold, Inc.	40,341	159,249
Yellow Pages, Ltd.	200	2,171
Zenith Capital Corp. (A)	1,700	340
		12,601,356
China - 0.0%
FIH Mobile, Ltd. (A)	57,000	8,503
Fosun Tourism Group (A)(B)(D)	11,400	14,722
Goodbaby International Holdings, Ltd. (A)	71,000	10,670
		33,895
Denmark - 2.1%
ALK-Abello A/S (A)	301	126,292
Alm. Brand A/S (B)	2,824	19,750
Amagerbanken A/S (A)(C)	25,580	0
Asetek A/S (A)	1,629	5,917
Bang & Olufsen A/S (A)	7,788	36,512
Bavarian Nordic A/S (A)	3,285	166,277
Better Collective A/S (A)(B)	917	19,403
Chemometec A/S	721	110,422
Columbus A/S	6,187	9,067
D/S Norden A/S	1,788	45,551
Dfds A/S (A)	1,395	74,171
FLSmidth & Company A/S	1,871	65,037
H Lundbeck A/S	1,368	37,159
H+H International A/S, Class B (A)	1,146	39,902
INVISIO AB	1,065	21,110
ISS A/S (A)	5,397	114,076
Jeudan A/S	380	14,731
Jyske Bank A/S (A)	2,627	113,264
Lan & Spar Bank A/S	225	21,020

110

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Matas A/S	2,910	$54,752
Netcompany Group A/S (D)	1,289	148,679
Nilfisk Holding A/S (A)	903	29,157
NKT A/S (A)	2,018	87,661
NNIT A/S (D)	479	9,127
NTG Nordic Transport Group A/S (A)	635	49,254
Per Aarsleff Holding A/S	883	36,227
Ringkjoebing Landbobank A/S	1,224	141,302
Rockwool International A/S, A Shares	83	30,199
Rockwool International A/S, B Shares	90	38,438
Royal Unibrew A/S	2,377	285,910
Scandinavian Tobacco Group A/S (D)	2,633	51,965
Schouw & Company A/S	666	63,967
SimCorp A/S	1,846	218,112
Solar A/S, B Shares	410	40,262
SP Group A/S	203	11,532
Spar Nord Bank A/S	4,967	57,723
Sydbank AS	3,132	93,614
The Drilling Company of 1972 A/S (A)	532	19,967
Tivoli A/S (A)	102	12,845
Topdanmark AS	2,239	115,519
United International Enterprises, Ltd.	128	33,980
Zealand Pharma A/S (A)	1,273	36,608
		2,706,461
Finland - 2.3%
Aktia Bank OYJ	2,328	31,311
Alma Media OYJ	1,962	22,666
BasWare OYJ (A)	538	20,207
Bittium OYJ	2,708	18,439
Cargotec OYJ, B Shares	2,007	101,597
Caverion OYJ	3,325	25,883
Citycon OYJ (B)	4,136	33,145
Enento Group OYJ (A)(D)	860	35,139
Finnair OYJ (A)(B)	44,891	35,293
Fiskars OYJ ABP	2,196	48,704
F-Secure OYJ	7,159	39,573
Harvia OYJ	846	44,936
HKScan OYJ, A Shares	316	700
Huhtamaki OYJ	4,496	202,180
Kamux Corp. (B)	1,688	24,967
Kemira OYJ	4,940	75,828
Kojamo OYJ	3,973	82,496
Konecranes OYJ	2,937	117,517
Lassila & Tikanoja OYJ	1,929	30,374
Lehto Group OYJ (A)	1,738	2,409
Marimekko OYJ	127	9,992
Metsa Board OYJ	9,171	85,849
Multitude SE (A)	459	2,682
Musti Group OYJ (A)	1,222	43,606
Neles OYJ	6,038	82,596
Nokian Renkaat OYJ	6,368	227,550
Olvi OYJ, A Shares	721	41,823
Oriola OYJ, B Shares	9,290	19,090
Orion OYJ, Class A	982	39,069
Orion OYJ, Class B	4,360	172,615
Outokumpu OYJ (A)	16,202	98,431
Pihlajalinna OYJ	1,193	16,254
Ponsse OYJ	543	24,970
QT Group OYJ (A)	770	129,186
Raisio OYJ, V Shares	8,267	32,469
Rapala VMC OYJ (A)	908	9,605
Revenio Group OYJ	1,101	69,823
Rovio Entertainment OYJ (B)(D)	1,642	10,942
Sanoma OYJ	4,094	64,015
Taaleri OYJ	956	10,930
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Talenom OYJ (B)	637	$10,334
Terveystalo OYJ (D)	2,964	36,988
TietoEVRY OYJ	3,679	110,641
Tokmanni Group Corp.	2,438	59,294
Uponor OYJ	2,530	62,702
Vaisala OYJ, A Shares	952	41,396
Valmet OYJ	6,269	226,336
Verkkokauppa.com OYJ	1,047	9,582
Wartsila OYJ ABP	13,776	164,062
YIT OYJ	8,449	44,642
		2,950,838
France - 4.4%
ABC arbitrage	1,219	9,874
AKWEL	725	18,065
Albioma SA	1,751	68,739
ALD SA (D)	3,848	52,426
Altamir	752	20,822
Alten SA	1,382	202,226
Assystem SA	763	26,947
Aubay	399	22,445
Axway Software SA	531	16,767
Bastide le Confort Medical	256	13,320
Beneteau SA (A)	2,839	41,966
Bigben Interactive (B)	460	8,544
Boiron SA	274	12,903
Bonduelle SCA	1,027	25,520
Burelle SA	15	11,686
Casino Guichard Perrachon SA (A)(B)	2,173	58,401
Catana Group (A)	1,588	11,006
Cegedim SA (A)	495	15,130
CGG SA (A)	29,813	22,746
Chargeurs SA (B)	1,491	44,813
Cie des Alpes (A)	998	17,111
Cie Plastic Omnium SA	3,159	80,622
Claranova SADIR (A)	1,250	8,963
Coface SA	5,646	70,719
DBV Technologies SA (A)	1,786	17,839
Delta Plus Group	116	11,533
Derichebourg SA (A)	6,625	76,463
Devoteam SA (A)	70	10,764
Ekinops SAS (A)	1,302	10,913
Electricite de Strasbourg SA	31	4,199
Elior Group SA (A)(D)	6,312	50,133
Elis SA (A)	9,898	188,764
Eramet SA (A)	445	33,442
ESI Group (A)	197	15,308
Etablissements Maurel et Prom SA (A)	1,561	4,132
Eurazeo SE	1,711	160,324
Eutelsat Communications SA	9,105	125,203
Exel Industries SA, A Shares (A)	89	8,251
Faurecia SE	5,262	247,564
Fnac Darty SA	1,052	68,870
Gaztransport Et Technigaz SA	1,087	81,192
Groupe Crit	163	12,717
Haulotte Group SA (A)	962	6,260
ID Logistics Group (A)	176	56,349
Imerys SA	1,434	61,781
Infotel SA	133	7,649
Ipsen SA	114	10,863
IPSOS	1,982	90,069
JCDecaux SA (A)	2,376	62,919
Kaufman & Broad SA	901	37,501
Korian SA	3,776	132,025
Lagardere SA (A)	3,040	80,150
Laurent-Perrier	110	12,604

111

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Lectra	1,618	$63,405
LISI	1,205	35,738
LNA Sante SA	166	9,780
Lumibird (A)	632	13,807
Maisons du Monde SA (D)	1,925	38,809
Manitou BF SA	880	29,437
Manutan International	105	9,106
Mersen SA	1,171	43,144
Metropole Television SA	1,324	27,504
Neoen SA (A)(D)	1,095	44,125
Nexans SA	1,883	175,578
Nexity SA	1,974	93,867
NRJ Group	782	5,449
Onxeo SA (A)(B)	4,617	2,942
Orpea SA	1,358	157,896
Pharmagest Interactive	161	17,805
Plastivaloire	383	2,481
Quadient SA	2,721	65,372
Recylex SA (A)(C)	1,058	2,265
Rexel SA (A)	14,693	283,106
Robertet SA	28	32,214
Rothschild & Company	1,855	80,241
Rubis SCA	3,860	133,438
Samse SA	48	11,295
Savencia SA	372	27,014
SCOR SE	7,220	207,906
SMCP SA (A)(D)	1,921	15,175
Societe BIC SA	1,252	73,737
Societe LDC SA	80	9,305
Societe pour l'Informatique Industrielle	438	19,031
SOITEC (A)	1,082	233,893
Solocal Group (A)(B)	6,121	12,321
Somfy SA	326	58,895
Sopra Steria Group SACA	839	155,442
SPIE SA	6,716	152,011
Stef SA	202	22,833
Synergie SE	557	24,886
Technicolor SA (A)	685	2,314
Technip Energies NV (A)	2,461	38,589
Television Francaise 1	3,803	37,281
Thermador Groupe	453	47,824
Tikehau Capital SCA	1,533	45,979
Trigano SA	463	86,807
Valeo	830	23,163
Vallourec SA (A)	2,750	23,856
Verallia SA (D)	1,752	60,332
Vetoquinol SA	155	23,194
Vicat SA	1,201	53,393
VIEL & Cie SA	3,220	21,772
Vilmorin & Cie SA	614	36,390
Virbac SA	180	77,189
Wavestone	331	17,488
		5,554,366
Gabon - 0.0%
Total Gabon	20	3,104
Georgia - 0.1%
Bank of Georgia Group PLC (A)	2,491	52,081
Georgia Capital PLC (A)	1,145	9,262
TBC Bank Group PLC	239	4,653
		65,996
Germany - 6.4%
1&1 AG	2,192	68,907
7C Solarparken AG	3,210	13,911
Aareal Bank AG	2,902	80,473
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Adesso SE	90	$18,262
ADVA Optical Networking SE (A)	3,719	53,082
AIXTRON SE	4,984	123,915
Allgeier SE	498	13,670
Amadeus Fire AG	197	40,690
Atoss Software AG	218	45,259
Aurubis AG	1,823	136,903
Basler AG	162	27,072
BayWa AG	1,025	43,171
Bechtle AG	294	20,108
Bertrandt AG	394	22,856
Bijou Brigitte AG (A)	340	9,290
Bilfinger SE	1,781	61,870
Borussia Dortmund GmbH & Company KGaA (A)(B)	3,564	19,892
CANCOM SE	2,024	119,552
CECONOMY AG (A)	8,144	34,990
CENIT AG	446	7,204
Cewe Stiftung & Company KGAA	268	35,890
Commerzbank AG (A)	11,272	74,662
CompuGroup Medical SE & Company KgaA	1,368	112,573
CropEnergies AG	1,544	21,453
CTS Eventim AG & Company KGaA (A)	704	52,969
Dermapharm Holding SE	849	81,703
Deutsche Beteiligungs AG	1,067	44,111
Deutsche EuroShop AG (B)	2,527	51,414
Deutsche Lufthansa AG (A)(B)	4,772	32,558
Deutsche Pfandbriefbank AG (D)	7,700	86,681
Deutz AG (A)	7,260	62,755
DIC Asset AG	3,005	53,001
Dr. Hoenle AG	420	19,703
Draegerwerk AG & Company KGaA	82	6,375
Duerr AG	2,558	109,724
Eckert & Ziegler Strahlen- und Medizintechnik AG	808	104,002
ElringKlinger AG (A)	2,576	34,400
Encavis AG	2,727	47,523
Energiekontor AG	226	15,717
Evotec SE (A)	1,588	75,298
Fielmann AG	1,241	82,536
First Sensor AG	433	21,751
flatexDEGIRO AG (A)	2,072	43,850
Fraport AG Frankfurt Airport Services Worldwide (A)(B)	1,626	112,575
Freenet AG	6,277	164,236
Fuchs Petrolub SE	1,085	39,595
GEA Group AG	7,088	323,703
Gerresheimer AG	1,515	148,237
GFT Technologies SE	961	31,659
GRENKE AG (B)	500	21,383
H&R GmbH & Company KGaA (A)	1,324	14,350
Hamburger Hafen und Logistik AG	1,330	29,843
Heidelberger Druckmaschinen AG (A)	18,003	40,881
Hella GmbH & Company KGaA (A)	1,867	130,013
HOCHTIEF AG	134	10,683
Hornbach Baumarkt AG	590	26,669
Hornbach Holding AG & Company KGaA	497	64,441
HUGO BOSS AG	3,312	198,389
Hypoport SE (A)	149	99,960
Indus Holding AG	975	37,463
Instone Real Estate Group SE (D)	2,299	65,542
IVU Traffic Technologies AG	728	16,113

112

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Jenoptik AG	2,990	$100,763
JOST Werke AG (D)	517	29,309
K+S AG (A)	9,654	154,849
Kloeckner & Company SE (A)	5,538	68,924
Koenig & Bauer AG (A)	912	27,845
Krones AG	775	75,628
KWS Saat SE & Company KGaA	607	48,467
LANXESS AG	4,346	293,721
Leifheit AG	437	17,586
Leoni AG (A)	2,398	37,626
LPKF Laser & Electronics AG	1,100	24,982
Manz AG (A)	233	13,118
Medigene AG (A)	760	3,351
Medios AG (A)	440	18,687
METRO AG	3,100	40,220
MLP SE	5,864	48,621
Nagarro SE (A)	498	87,097
New Work SE	128	31,342
Nexus AG	866	71,694
Nordex SE (A)(B)	6,207	104,203
Norma Group SE	1,576	66,327
OHB SE	399	17,631
PATRIZIA AG	2,719	71,754
Pfeiffer Vacuum Technology AG	256	54,560
PNE AG	3,180	27,529
ProSiebenSat.1 Media SE	10,428	190,522
PSI Software AG	815	35,311
PVA TePla AG (A)	629	27,334
q.beyond AG (A)	6,549	15,209
Rheinmetall AG	2,219	216,747
SAF-Holland SE (A)	3,149	42,434
Salzgitter AG (A)	1,978	66,262
Schaltbau Holding AG (A)	373	23,115
Scout24 AG (D)	2,989	207,025
Secunet Security Networks AG	53	26,378
SGL Carbon SE (A)	3,072	33,298
Siltronic AG	981	154,697
Sirius Real Estate, Ltd.	40,212	70,610
Sixt SE (A)	694	105,732
SMA Solar Technology AG (B)	563	24,084
Software AG	2,610	121,307
STRATEC SE	407	57,463
Stroeer SE & Company KGaA	1,454	119,744
Suedzucker AG	3,535	56,665
SUESS MicroTec SE (A)	1,803	46,410
TAG Immobilien AG	7,456	218,000
Takkt AG	1,848	29,209
Technotrans SE	530	16,982
thyssenkrupp AG (A)	14,670	154,312
Traffic Systems SE	106	5,510
va-Q-Tec AG (A)	318	10,648
Varta AG (B)	624	83,625
VERBIO Vereinigte BioEnergie AG	1,482	97,350
Vossloh AG	859	45,758
Wacker Chemie AG	495	92,078
Wacker Neuson SE	2,039	58,787
Washtec AG	611	38,397
Westwing Group AG (A)	385	14,421
Wuestenrot & Wuerttembergische AG	1,566	33,158
Zeal Network SE	569	26,942
zooplus AG (A)	349	196,219
		8,105,038
Gibraltar - 0.1%
888 Holdings PLC	15,858	91,432
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece - 0.0%
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(C)	3,303	$71
TT Hellenic Postbank SA (A)(C)	12,594	0
		71
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)	4,994	2,197
Hong Kong - 2.1%
3D-Gold Jewellery Holdings, Ltd. (A)(C)	90,000	0
Aidigong Maternal & Child Health, Ltd. (A)(B)	108,000	12,439
Allied Group, Ltd.	120,000	43,434
APAC Resources, Ltd.	15,396	2,667
Apollo Future Mobility Group, Ltd. (A)(B)	56,000	3,659
Asia Financial Holdings, Ltd.	14,000	5,921
ASM Pacific Technology, Ltd.	9,300	101,522
Associated International Hotels, Ltd.	28,000	45,966
Blue River Holdings, Ltd. (A)(C)	74,400	2,351
BOE Varitronix, Ltd.	18,000	17,127
Brightoil Petroleum Holdings, Ltd. (A)(C)	117,000	12,963
Burwill Holdings, Ltd. (A)(C)	292,000	1,200
Cafe de Coral Holdings, Ltd.	18,000	32,945
Cathay Pacific Airways, Ltd. (A)(B)	49,000	40,934
Chen Hsong Holdings	10,000	3,007
Cheuk Nang Holdings, Ltd.	3,708	1,300
China Energy Development Holdings, Ltd. (A)	634,000	8,826
China Solar Energy Holdings, Ltd. (A)(C)	42,500	0
China Strategic Holdings, Ltd. (A)	885,000	6,864
Chinese Estates Holdings, Ltd.	22,000	8,204
Chong Hing Bank, Ltd. (B)(C)	10,000	26,848
Chow Sang Sang Holdings International, Ltd.	22,000	32,821
Chuang's Consortium International, Ltd.	30,948	3,432
CITIC Telecom International Holdings, Ltd.	59,000	20,067
CMBC Capital Holdings, Ltd. (B)	430,000	5,400
C-Mer Eye Care Holdings, Ltd.	18,000	18,417
Crystal International Group, Ltd. (D)	19,000	6,888
CSI Properties, Ltd.	245,066	7,066
Dah Sing Banking Group, Ltd.	18,000	16,486
Dah Sing Financial Holdings, Ltd.	6,520	19,520
Dynamic Holdings, Ltd.	8,000	13,435
EC Healthcare	6,000	8,050
EganaGoldpfeil Holdings, Ltd. (A)(C)	103,373	0
Emperor Capital Group, Ltd. (A)	192,000	2,862
Emperor Entertainment Hotel, Ltd.	40,000	4,428
Emperor International Holdings, Ltd.	97,333	12,601
Esprit Holdings, Ltd. (A)	176,850	15,700
Fairwood Holdings, Ltd.	3,500	7,498
Far East Consortium International, Ltd.	86,473	29,303
First Pacific Company, Ltd.	146,000	52,485
Giordano International, Ltd.	82,000	15,924
Gold-Finance Holdings, Ltd. (A)(C)	62,000	0
Great Eagle Holdings, Ltd.	10,197	27,948
G-Resources Group, Ltd. (A)	33,580	12,682
Guotai Junan International Holdings, Ltd.	207,000	32,791
Haitong International Securities Group, Ltd.	114,070	30,061
Hang Lung Group, Ltd.	31,000	72,262
Hanison Construction Holdings, Ltd.	27,441	4,586
Harbour Centre Development, Ltd.	38,000	34,644

113

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
HKBN, Ltd.	36,000	$42,489
HKR International, Ltd.	51,920	20,542
Hong Kong Ferry Holdings Company, Ltd.	29,000	20,190
Hong Kong Technology Venture Company, Ltd.	28,000	39,412
Hongkong Chinese, Ltd.	66,000	5,039
Hsin Chong Group Holdings, Ltd. (A)(C)	170,000	7,643
Hutchison Port Holdings Trust	161,400	38,517
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	12,382
Hysan Development Company, Ltd.	25,000	81,294
Johnson Electric Holdings, Ltd.	20,883	44,475
K Wah International Holdings, Ltd.	80,000	32,292
Kerry Logistics Network, Ltd. (B)	24,000	51,236
Kerry Properties, Ltd.	28,500	74,968
Kingston Financial Group, Ltd. (A)	38,000	1,942
Kowloon Development Company, Ltd.	22,000	24,396
Lai Sun Development Company, Ltd. (A)	22,980	13,506
Landing International Development, Ltd. (A)	75,600	2,329
Langham Hospitality Investments, Ltd. (A)	22,500	2,468
Lifestyle International Holdings, Ltd. (A)	25,000	13,570
Lippo China Resources, Ltd.	36,000	647
Liu Chong Hing Investment, Ltd.	16,000	15,736
Luk Fook Holdings International, Ltd.	15,000	38,423
Mandarin Oriental International, Ltd. (A)	8,000	16,627
Mason Group Holdings, Ltd. (A)	1,548,800	4,634
Melco International Development, Ltd. (A)	33,000	38,874
MH Development, Ltd. (A)(C)	16,000	1,073
Midland Holdings, Ltd. (A)	34,734	5,334
Miramar Hotel & Investment	15,000	25,132
Modern Dental Group, Ltd.	20,000	20,392
NewOcean Energy Holdings, Ltd. (A)(B)	66,000	2,791
NWS Holdings, Ltd.	52,000	47,866
Oshidori International Holdings, Ltd. (A)	204,000	13,356
Pacific Andes International Holdings, Ltd. (A)(C)	328,006	0
Pacific Basin Shipping, Ltd.	239,000	110,618
Pacific Century Premium Developments, Ltd. (A)	2,376	183
Pacific Textiles Holdings, Ltd.	42,000	21,155
Paliburg Holdings, Ltd. (A)	46,000	11,843
PCCW, Ltd.	156,590	80,356
Peace Mark Holdings, Ltd. (A)(C)	164,000	0
Perfect Medical Health Management, Ltd.	32,000	24,301
Pico Far East Holdings, Ltd.	60,000	9,307
Public Financial Holdings, Ltd.	24,000	7,619
Regal Hotels International Holdings, Ltd. (A)	36,000	14,457
Regina Miracle International Holdings, Ltd. (D)	17,000	5,957
Shangri-La Asia, Ltd. (A)	46,000	36,543
Shenwan Hongyuan HK, Ltd.	20,000	2,667
Shun Tak Holdings, Ltd. (A)	80,250	21,484
Singamas Container Holdings, Ltd.	114,000	13,303
SJM Holdings, Ltd. (A)	67,000	45,538
SmarTone Telecommunications Holdings, Ltd.	31,500	17,809
Solomon Systech International, Ltd.	72,000	6,581
South China Holdings Company, Ltd. (A)	640,000	8,050
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Stella International Holdings, Ltd.	20,000	$25,459
Summit Ascent Holdings, Ltd. (A)(B)	90,000	6,101
Sun Hung Kai & Company, Ltd.	45,000	23,176
SUNeVision Holdings, Ltd.	18,000	16,925
Tao Heung Holdings, Ltd.	14,000	1,644
Television Broadcasts, Ltd. (A)	19,100	15,039
Texhong Textile Group, Ltd.	4,000	5,761
Texwinca Holdings, Ltd.	60,000	12,232
The Bank of East Asia, Ltd.	10,200	16,444
The Hongkong & Shanghai Hotels, Ltd. (A)	31,903	29,782
The United Laboratories International Holdings, Ltd.	42,000	27,854
Theme International Holdings, Ltd. (A)	90,000	10,473
Town Health International Medical Group, Ltd. (A)	261,361	19,393
Tradelink Electronic Commerce, Ltd.	50,000	7,270
Transport International Holdings, Ltd.	11,721	20,454
Upbest Group, Ltd.	164,000	17,460
Value Partners Group, Ltd.	40,000	20,113
Vitasoy International Holdings, Ltd.	26,000	65,892
VSTECS Holdings, Ltd.	21,200	18,980
VTech Holdings, Ltd.	6,900	50,176
Wai Kee Holdings, Ltd.	24,000	11,236
Wealthking Investments, Ltd. (A)	32,000	3,297
Wing On Company International, Ltd.	4,000	9,334
Wing Tai Properties, Ltd.	70,000	37,698
Yue Yuen Industrial Holdings, Ltd. (A)	30,000	60,786
Yunfeng Financial Group, Ltd. (A)(B)	26,000	7,255
Zensun Enterprises, Ltd.	21,000	15,890
Zhaobangji Properties Holdings, Ltd. (A)	88,000	5,079
		2,644,083
Ireland - 0.7%
AIB Group PLC (A)	9,959	26,839
Bank of Ireland Group PLC (A)	6,056	35,917
Bank of Ireland Group PLC (London Stock Exchange) (A)	33,477	195,074
C&C Group PLC (A)	17,093	54,186
Cairn Homes PLC	15,034	19,868
Cairn Homes PLC (London Stock Exchange)	9,684	12,738
COSMO Pharmaceuticals NV (A)	362	31,242
Dalata Hotel Group PLC (A)	6,155	29,314
FBD Holdings PLC (A)	778	7,049
Glanbia PLC	7,811	128,809
Glanbia PLC (London Stock Exchange)	1,213	20,063
Glenveagh Properties PLC (A)(D)	13,838	17,769
Grafton Group PLC	11,437	194,371
Greencore Group PLC (A)	23,830	45,210
Hostelworld Group PLC (A)(D)	3,065	3,380
Irish Continental Group PLC (A)	5,309	26,405
Keywords Studios PLC (A)	1,446	56,840
Permanent TSB Group Holdings PLC (A)	5,786	9,787
		914,861
Isle of Man - 0.1%
Hansard Global PLC	6,816	5,030
Playtech PLC (A)	15,546	98,170
Strix Group PLC	6,042	27,685
		130,885
Israel - 1.5%
AFI Properties, Ltd. (A)	603	31,222
Africa Israel Residences, Ltd.	201	10,631
Airport City, Ltd. (A)	1,655	29,819

114

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Allot, Ltd. (A)	2,103	$31,239
Alrov Properties and Lodgings, Ltd. (A)	399	18,885
Ashtrom Group, Ltd.	2,084	47,961
AudioCodes, Ltd.	1,136	36,965
Azorim-Investment Development & Construction Company, Ltd. (A)	3,848	16,427
Bet Shemesh Engines Holdings 1997, Ltd. (A)	358	7,781
BioLine RX, Ltd. (A)	48,850	8,945
Blue Square Real Estate, Ltd.	215	16,022
Camtek, Ltd. (A)	1,035	42,950
Carasso Motors, Ltd.	2,020	10,764
Cellcom Israel, Ltd. (A)	2,791	9,699
Clal Insurance Enterprises Holdings, Ltd. (A)	1,967	41,901
Danel Adir Yeoshua, Ltd.	184	35,864
Delek Automotive Systems, Ltd.	1,858	23,535
Delek Group, Ltd. (A)	277	19,594
Delta Galil Industries, Ltd.	618	30,763
Electra Consumer Products 1970, Ltd.	445	21,647
Electra Real Estate, Ltd.	1,543	22,957
Electra, Ltd.	91	57,151
Energix-Renewable Energies, Ltd.	5,903	24,899
Enlight Renewable Energy, Ltd. (A)	35,332	76,427
Equital, Ltd. (A)	992	27,930
Evogene, Ltd. (A)	3,768	9,948
Fattal Holdings 1998, Ltd. (A)	137	12,298
Formula Systems 1985, Ltd.	549	53,557
Fox Wizel, Ltd.	488	61,281
Gav-Yam Lands Corp., Ltd.	5,000	50,883
Gilat Satellite Networks, Ltd.	1,452	12,882
Hadera Paper, Ltd.	244	17,800
Harel Insurance Investments & Financial Services, Ltd.	4,995	51,516
Hilan, Ltd.	803	45,132
IDI Insurance Company, Ltd.	440	15,368
Inrom Construction Industries, Ltd.	4,264	21,127
Isracard, Ltd.	6,691	27,844
Israel Canada T.R., Ltd.	3,667	15,847
Israel Land Development - Urban Renewal, Ltd.	789	9,742
Isras Investment Company, Ltd.	142	32,005
Kamada, Ltd. (A)	1,616	8,554
Kerur Holdings, Ltd.	418	12,107
M Yochananof & Sons, Ltd.	155	11,154
Magic Software Enterprises, Ltd.	1,349	26,678
Malam - Team, Ltd.	476	15,474
Matrix IT, Ltd.	2,095	55,781
Maytronics, Ltd.	316	7,442
Mediterranean Towers, Ltd.	4,044	12,476
Mega Or Holdings, Ltd.	757	28,090
Mehadrin, Ltd. (A)	15	678
Menora Mivtachim Holdings, Ltd.	1,766	36,422
Migdal Insurance & Financial Holdings, Ltd. (A)	27,734	40,599
Mivtach Shamir Holdings, Ltd.	397	12,855
Naphtha Israel Petroleum Corp., Ltd. (A)	2,030	9,804
Nawi Brothers, Ltd.	1,396	11,352
Neto Malinda Trading, Ltd. (A)	451	12,105
Novolog, Ltd.	20,186	18,246
Oil Refineries, Ltd. (A)	102,102	23,015
One Software Technologies, Ltd.	1,700	27,369
OPC Energy, Ltd. (A)	1,963	17,881
Partner Communications Company, Ltd. (A)	6,688	31,000
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Paz Oil Company, Ltd. (A)	525	$57,010
Perion Network, Ltd. (A)	1,368	23,872
Plasson Industries, Ltd.	241	16,976
Plus500, Ltd.	4,106	76,737
Priortech, Ltd. (A)	398	12,850
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	32,230
Sano-Brunos Enterprises, Ltd.	145	15,413
Scope Metals Group, Ltd.	377	16,708
Shufersal, Ltd.	1,535	12,442
Summit Real Estate Holdings, Ltd. (A)	2,363	41,321
Tadiran Group, Ltd.	86	10,421
Tel Aviv Stock Exchange, Ltd.	3,160	16,744
Tera Light, Ltd. (A)	1,766	5,483
Tiv Taam Holdings 1, Ltd.	3,848	10,854
YH Dimri Construction & Development, Ltd.	285	20,333
		1,927,684
Italy - 3.4%
A2A SpA	74,015	151,666
ACEA SpA	2,494	53,246
Anima Holding SpA (D)	14,880	70,903
Aquafil SpA (A)	969	7,994
Arnoldo Mondadori Editore SpA (A)	12,613	26,371
Ascopiave SpA	4,243	17,039
Avio SpA	877	11,032
Azimut Holding SpA	5,291	144,939
Banca Generali SpA (A)	3,053	133,432
Banca IFIS SpA	1,607	30,958
Banca Mediolanum SpA	7,222	77,767
Banca Popolare di Sondrio SCPA	25,315	107,549
Banca Profilo SpA	24,032	5,664
Banco BPM SpA	178,033	290,070
Banco di Desio e della Brianza SpA	2,610	9,673
BFF Bank SpA (D)	8,562	82,990
BPER Banca	48,081	107,033
Brembo SpA	4,615	58,144
Brunello Cucinelli SpA (A)	1,411	77,389
Buzzi Unicem SpA	4,670	106,076
Cairo Communication SpA	4,712	9,344
Carel Industries SpA (D)	862	23,444
Cementir Holding NV	4,165	40,351
CIR SpA-Compagnie Industriali (A)	60,979	34,185
Credito Emiliano SpA	6,238	43,508
Danieli & C Officine Meccaniche SpA	788	22,656
Danieli & C Officine Meccaniche SpA, Savings Shares	2,118	40,344
De' Longhi SpA	2,969	106,599
DeA Capital SpA (A)	4,665	6,874
doValue SpA (D)	1,965	22,677
Enav SpA (A)(D)	2,539	11,855
ERG SpA	2,919	86,654
Esprinet SpA	3,554	46,407
Eurotech SpA (A)	1,562	9,061
Fincantieri SpA (A)	18,635	15,302
Geox SpA (A)	8,390	10,261
Gruppo MutuiOnline SpA	1,697	83,762
Hera SpA	41,143	167,740
Illimity Bank SpA (A)	2,635	41,467
IMMSI SpA (A)(B)	6,756	3,812
Interpump Group SpA	2,130	137,276
Iren SpA	30,720	91,050
Italgas SpA	24,861	158,966
Italmobiliare SpA	1,039	35,580
Juventus Football Club SpA (A)(B)	30,558	25,520

115

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
La Doria SpA	503	$9,790
Leonardo SpA (A)	17,860	146,061
Maire Tecnimont SpA	10,323	40,008
Mediaset NV	18,917	54,095
OVS SpA (A)(D)	11,708	30,930
Pharmanutra SpA	268	19,323
Piaggio & C SpA	11,658	40,238
Pirelli & C. SpA (D)	17,419	101,906
Prima Industrie SpA (A)	178	3,739
RAI Way SpA (D)	5,678	34,315
Reno de Medici SpA	15,969	26,585
Reply SpA	1,027	188,515
Sabaf SpA	338	8,180
Safilo Group SpA (A)	2,378	3,959
Saipem SpA (A)(B)	30,422	74,653
Salvatore Ferragamo SpA (A)	2,452	50,010
Saras SpA (A)	28,012	27,194
Sesa SpA	391	70,360
Societa Cattolica Di Assicurazione SPA (A)	7,555	61,598
Sogefi SpA (A)	3,551	5,309
SOL SpA	2,802	61,436
Tamburi Investment Partners SpA	5,435	57,509
Technogym SpA (D)	6,815	76,123
Tinexta SpA	1,069	44,586
Tod's SpA (A)	590	31,252
Unieuro SpA (D)	1,088	23,752
Unipol Gruppo SpA	18,665	108,476
UnipolSai Assicurazioni SpA	9,024	25,301
Webuild SpA	14,544	36,890
Zignago Vetro SpA	1,669	32,925
		4,339,648
Japan - 23.7%
A&D Company, Ltd.	900	8,454
Access Company, Ltd. (A)	2,300	20,580
Achilles Corp.	1,000	12,058
Adastria Company, Ltd.	920	16,907
ADEKA Corp.	4,700	105,612
Ad-sol Nissin Corp.	800	16,530
Advan Group Company, Ltd.	1,000	8,731
Aeon Delight Company, Ltd.	800	25,419
Aeon Fantasy Company, Ltd.	400	7,735
AEON Financial Service Company, Ltd.	2,900	36,721
Aeon Hokkaido Corp.	1,800	19,993
Aeria, Inc. (B)	700	2,789
Ai Holdings Corp.	1,900	40,166
Aica Kogyo Company, Ltd.	1,300	44,472
Aichi Corp.	3,200	21,862
Aichi Steel Corp.	700	16,650
Aida Engineering, Ltd.	4,500	42,279
Aiful Corp.	15,500	51,952
Ain Holdings, Inc.	1,100	68,535
Aiphone Company, Ltd.	600	13,018
Airport Facilities Company, Ltd.	1,200	6,483
Aisan Industry Company, Ltd.	2,500	18,712
Aizawa Securities Company, Ltd.	2,400	21,561
Akatsuki, Inc.	400	11,427
Akebono Brake Industry Company, Ltd. (A)	9,400	18,399
Albis Company, Ltd.	500	10,657
Alconix Corp.	1,600	23,115
Alpen Company, Ltd.	1,100	30,576
Alps Alpine Company, Ltd. (B)	9,700	105,102
Altech Corp.	1,100	20,245
Amano Corp.	2,200	56,249
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Amuse, Inc.	400	$8,483
Amvis Holdings, Inc.	300	21,461
Anest Iwata Corp.	1,800	14,955
Anicom Holdings, Inc.	3,700	31,236
Anritsu Corp. (B)	5,100	91,011
AOKI Holdings, Inc.	3,100	20,110
Aoyama Trading Company, Ltd. (A)	2,500	18,907
Aozora Bank, Ltd.	1,300	31,790
Arakawa Chemical Industries, Ltd.	1,400	15,348
Arata Corp.	700	27,591
Arcland Service Holdings Company, Ltd.	1,000	21,388
Arcs Company, Ltd.	2,125	43,160
Arealink Company, Ltd.	500	6,543
Argo Graphics, Inc.	1,000	29,663
Arisawa Manufacturing Company, Ltd.	2,900	23,091
ARTERIA Networks Corp.	1,600	23,546
ArtSpark Holdings, Inc.	3,200	26,580
Aruhi Corp.	1,800	20,985
As One Corp.	200	29,165
Asahi Company, Ltd.	800	9,556
Asahi Diamond Industrial Company, Ltd.	3,900	23,392
Asahi Holdings, Inc.	3,600	65,172
Asahi Yukizai Corp.	1,200	15,821
Asanuma Corp.	700	28,750
Asia Pile Holdings Corp.	3,300	14,184
ASKA Pharmaceutical Holdings Company, Ltd.	1,600	15,280
ASKUL Corp.	2,000	29,326
Atrae, Inc. (A)	600	12,713
Atsugi Company, Ltd. (A)	1,200	6,915
Autobacs Seven Company, Ltd.	3,000	39,848
Aval Data Corp.	600	16,986
Avant Corp.	900	12,320
Avex, Inc.	900	12,043
Axell Corp.	100	667
Axial Retailing, Inc.	800	27,112
Bando Chemical Industries, Ltd.	2,500	20,623
Bank of the Ryukyus, Ltd.	3,000	21,064
Belc Company, Ltd.	500	26,200
Bell System24 Holdings, Inc.	2,400	35,706
Belluna Company, Ltd.	3,300	25,093
Benesse Holdings, Inc.	3,700	83,668
BeNext-Yumeshin Group Company	2,185	25,524
Bengo4.com, Inc. (A)(B)	300	17,165
Bic Camera, Inc.	3,500	33,363
BML, Inc.	1,000	37,935
Bourbon Corp.	500	10,835
Br. Holdings Corp.	2,300	9,559
BrainPad, Inc. (A)	300	15,926
Broadleaf Company, Ltd.	4,600	23,607
Bunka Shutter Company, Ltd.	5,000	50,403
Business Brain Showa-Ota, Inc.	700	11,205
C Uyemura & Company, Ltd.	800	32,378
CAC Holdings Corp.	900	13,304
Can Do Company, Ltd.	900	15,382
Canon Electronics, Inc.	1,700	25,452
Carenet, Inc.	1,200	14,920
Carlit Holdings Company, Ltd.	2,100	16,665
Cawachi, Ltd.	900	18,226
CellSource Company, Ltd. (A)	200	33,958
Central Glass Company, Ltd.	1,900	35,306
Central Security Patrols Company, Ltd.	700	18,143
Central Sports Company, Ltd.	600	13,909
Charm Care Corp. KK	1,000	15,995

116

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Chilled & Frozen Logistics Holdings Company, Ltd.	1,600	$24,098
Chino Corp.	400	5,336
Chiyoda Company, Ltd.	800	6,097
Chiyoda Corp. (A)	9,100	31,877
Chiyoda Integre Company, Ltd.	800	14,602
Chofu Seisakusho Company, Ltd.	1,700	31,942
Chori Company, Ltd.	1,200	20,428
Chubu Shiryo Company, Ltd.	2,000	20,440
Chudenko Corp.	1,900	38,371
Chuetsu Pulp & Paper Company, Ltd.	500	5,438
Chugai Ro Company, Ltd.	500	7,949
Chugoku Marine Paints, Ltd.	4,000	29,948
CI Takiron Corp.	3,000	17,003
Citizen Watch Company, Ltd.	16,000	73,308
CKD Corp.	2,400	51,044
Cleanup Corp.	2,100	10,916
CMIC Holdings Company, Ltd.	1,200	16,044
CMK Corp.	3,700	14,255
COLOPL, Inc.	3,200	23,027
Computer Engineering & Consulting, Ltd.	1,800	21,164
Comture Corp.	1,000	27,740
CONEXIO Corp.	1,300	18,078
COOKPAD, Inc. (A)	2,700	5,978
Corona Corp.	300	2,449
Cosel Company, Ltd.	1,200	10,232
Cosmo Energy Holdings Company, Ltd.	2,900	65,655
Cota Company, Ltd.	484	7,209
CRE, Inc.	800	17,223
Create Restaurants Holdings, Inc. (A)	2,500	22,211
Create SD Holdings Company, Ltd.	1,700	57,133
Credit Saison Company, Ltd.	6,100	79,988
Cresco, Ltd.	800	14,479
CROOZ, Inc. (A)	600	7,156
CTS Company, Ltd.	1,900	13,667
Curves Holdings Company, Ltd.	600	4,983
Cybozu, Inc.	900	19,550
Dai Nippon Toryo Company, Ltd.	1,200	9,330
Daibiru Corp.	3,400	49,977
Daicel Corp.	9,100	70,854
Dai-Dan Company, Ltd.	1,000	23,649
Daido Metal Company, Ltd.	1,900	10,439
Daido Steel Company, Ltd.	1,300	55,137
Daidoh, Ltd. (A)	2,000	3,065
Daihen Corp.	1,100	48,453
Daiho Corp.	800	27,293
Daiichi Jitsugyo Company, Ltd.	400	17,823
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	25,074
Daiichikosho Company, Ltd.	600	22,216
Daiken Corp.	1,000	20,950
Daiken Medical Company, Ltd.	400	2,198
Daiki Aluminium Industry Company, Ltd.	3,000	44,620
Daikoku Denki Company, Ltd.	800	9,090
Daikokutenbussan Company, Ltd.	300	17,639
Daikyonishikawa Corp.	1,900	11,054
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	300	7,366
Daiseki Company, Ltd.	2,160	94,334
Daishi Hokuetsu Financial Group, Inc.	2,200	49,921
Daishinku Corp.	400	14,064
Daito Pharmaceutical Company, Ltd.	700	20,990
Daitron Company, Ltd.	600	12,229
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daiwa Industries, Ltd.	2,000	$22,238
Daiwabo Holdings Company, Ltd.	4,000	64,045
DCM Holdings Company, Ltd.	6,500	62,967
DeNA Company, Ltd.	4,300	79,760
Densan System Holdings Company, Ltd.	700	17,976
Denyo Company, Ltd.	900	17,245
Dexerials Corp.	3,500	68,658
DIC Corp.	2,000	56,412
Digital Arts, Inc.	700	56,416
Digital Garage, Inc.	1,600	72,993
Digital Hearts Holdings Company, Ltd.	900	16,080
Digital Holdings, Inc.	600	9,929
Dip Corp.	1,500	57,235
DKK Company, Ltd.	1,000	22,708
DKS Company, Ltd.	400	11,533
DMG Mori Company, Ltd.	4,600	85,859
Doshisha Company, Ltd.	1,700	26,680
Doutor Nichires Holdings Company, Ltd.	2,300	36,340
Dowa Holdings Company, Ltd.	1,900	74,630
DTS Corp.	1,800	41,369
Duskin Company, Ltd.	2,100	48,772
DyDo Group Holdings, Inc.	700	35,698
Eagle Industry Company, Ltd.	2,200	24,318
Earth Corp.	800	48,835
Ebara Jitsugyo Company, Ltd.	800	18,988
Ebase Company, Ltd.	1,200	9,106
EDION Corp. (B)	5,000	47,130
EF-ON, Inc.	1,500	11,407
eGuarantee, Inc.	1,300	28,894
E-Guardian, Inc.	900	24,290
Eiken Chemical Company, Ltd.	1,800	33,785
Eizo Corp.	800	30,560
Elan Corp.	2,800	32,501
Elecom Company, Ltd.	1,600	25,709
Electric Power Development Company, Ltd.	2,000	28,674
Elematec Corp.	1,400	14,285
Enigmo, Inc.	2,400	26,735
en-japan, Inc.	1,200	43,349
Enplas Corp.	600	16,888
eRex Company, Ltd.	1,900	42,200
ESPEC Corp.	1,600	33,735
Exedy Corp.	1,900	28,989
Ezaki Glico Company, Ltd.	1,100	41,727
FAN Communications, Inc.	2,000	8,096
FCC Company, Ltd.	2,200	30,993
Feed One Company, Ltd.	1,600	10,770
Ferrotec Holdings Corp.	1,600	45,223
FIDEA Holdings Company, Ltd.	2,140	24,343
Fields Corp.	1,500	7,287
Fixstars Corp.	2,000	14,133
Foster Electric Company, Ltd.	2,100	17,327
France Bed Holdings Company, Ltd.	2,200	18,199
Fronteo, Inc.	1,900	30,143
Fudo Tetra Corp.	1,080	17,375
Fuji Company, Ltd.	1,400	27,352
Fuji Corp. (Aichi)	2,600	66,022
Fuji Corp., Ltd.	1,300	8,485
Fuji Kyuko Company, Ltd.	600	25,736
Fuji Media Holdings, Inc.	1,000	10,582
Fuji Oil Company, Ltd.	4,400	10,579
Fuji Oil Holdings, Inc.	2,500	58,631
Fuji Pharma Company, Ltd.	1,400	14,674
Fuji Seal International, Inc.	2,100	45,315
Fuji Soft, Inc.	900	47,120

117

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fujibo Holdings, Inc.	700	$26,439
Fujicco Company, Ltd.	1,500	26,028
Fujikura Kasei Company, Ltd.	2,000	9,767
Fujikura, Ltd. (A)	11,000	64,524
Fujimi, Inc.	500	28,801
Fujimori Kogyo Company, Ltd.	800	34,678
Fujisash Company, Ltd.	4,900	3,379
Fujitec Company, Ltd.	1,900	44,269
Fujiya Company, Ltd.	500	10,904
Fukuda Corp.	200	8,995
Fukuda Denshi Company, Ltd.	500	43,695
Fukui Computer Holdings, Inc.	300	11,611
Fukushima Galilei Company, Ltd.	500	22,123
Fukuyama Transporting Company, Ltd.	1,000	43,657
FULLCAST Holdings Company, Ltd.	1,000	20,297
Funai Soken Holdings, Inc.	1,800	48,707
Furukawa Company, Ltd.	1,900	20,711
Furukawa Electric Company, Ltd.	3,400	74,454
Furuno Electric Company, Ltd.	2,400	27,099
Furyu Corp.	1,300	20,737
Fuso Chemical Company, Ltd.	1,000	45,300
Fuso Pharmaceutical Industries, Ltd.	500	11,295
Futaba Corp.	1,600	11,315
Futaba Industrial Company, Ltd.	3,400	14,455
Future Corp.	1,200	29,847
Fuyo General Lease Company, Ltd.	900	61,909
G-7 Holdings, Inc.	2,000	36,622
Gakken Holdings Company, Ltd.	1,600	17,454
GCA Corp.	1,900	23,668
Gecoss Corp.	400	3,153
Genki Sushi Company, Ltd. (B)	500	13,319
Genky DrugStores Company, Ltd.	600	26,504
Geo Holdings Corp.	2,700	30,444
Giftee, Inc. (A)	600	21,533
GLOBERIDE, Inc.	1,200	42,120
Glory, Ltd.	2,100	46,827
GMO Financial Holdings, Inc.	1,600	12,155
GMO GlobalSign Holdings KK (B)	500	19,802
GNI Group, Ltd. (A)	2,100	30,872
Goldcrest Company, Ltd.	990	15,010
Golf Digest Online, Inc.	800	9,776
Grace Technology, Inc.	1,700	15,237
Gree, Inc.	6,100	33,601
Gremz, Inc.	800	21,235
GS Yuasa Corp.	3,000	67,831
G-Tekt Corp.	1,200	15,620
Gumi, Inc. (B)	1,700	12,309
Gun-Ei Chemical Industry Company, Ltd.	400	11,485
GungHo Online Entertainment, Inc.	2,000	36,672
Gunze, Ltd.	800	31,149
H.U. Group Holdings, Inc.	2,200	59,760
H2O Retailing Corp.	4,900	42,354
Hagihara Industries, Inc.	800	11,995
Hagiwara Electric Holdings Company, Ltd.	500	9,871
Hakuto Company, Ltd.	1,300	21,125
Halows Company, Ltd.	600	15,251
Hamakyorex Company, Ltd.	1,000	30,016
Hanwa Company, Ltd.	1,600	49,451
Happinet Corp.	1,000	13,466
Hazama Ando Corp.	10,090	72,347
Heiwa Corp.	2,700	50,545
Heiwa Real Estate Company, Ltd.	1,500	52,037
Heiwado Company, Ltd.	2,000	38,849
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hennge KK (A)(B)	500	$26,500
Hibiya Engineering, Ltd.	1,500	26,266
HI-LEX Corp.	600	9,490
Hinokiya Group Company, Ltd.	300	6,266
Hioki EE Corp.	500	42,827
Hirano Tecseed Company, Ltd.	1,100	25,831
Hirata Corp.	500	30,589
Hirogin Holdings, Inc.	11,300	64,402
Hiroshima Gas Company, Ltd.	4,900	17,002
Hisaka Works, Ltd.	2,000	15,771
Hitachi Zosen Corp.	9,000	68,805
Hochiki Corp.	600	6,468
Hodogaya Chemical Company, Ltd.	700	32,523
Hogy Medical Company, Ltd.	800	22,841
Hokkaido Electric Power Company, Inc.	11,100	52,851
Hokkaido Gas Company, Ltd.	600	8,312
Hokkan Holdings, Ltd.	1,000	12,894
Hokko Chemical Industry Company, Ltd.	700	7,125
Hokuetsu Corp.	7,900	48,380
Hokuetsu Industries Company, Ltd.	2,000	17,874
Hokuhoku Financial Group, Inc.	5,900	45,108
Hokuriku Electric Power Company	9,400	50,675
Hokuto Corp.	1,600	28,188
H-One Company, Ltd.	1,000	6,534
Honeys Holdings Company, Ltd.	1,350	13,332
Hoosiers Holdings	3,400	20,552
Hosiden Corp.	3,900	33,613
Hosokawa Micron Corp.	1,000	31,178
Ichibanya Company, Ltd.	800	32,671
Ichigo, Inc.	15,700	51,650
Ichikoh Industries, Ltd.	2,300	12,327
Ichinen Holdings Company, Ltd.	1,900	22,276
Ichiyoshi Securities Company, Ltd.	2,800	17,215
Icom, Inc.	500	10,879
IDEC Corp.	1,600	31,530
IDOM, Inc.	3,900	35,143
Iino Kaiun Kaisha, Ltd.	7,300	33,959
IJTT Company, Ltd.	1,200	6,491
Ikegami Tsushinki Company, Ltd.	400	2,834
I'll, Inc.	1,100	19,214
Imasen Electric Industrial	500	3,124
Imuraya Group Company, Ltd.	300	6,233
Inaba Denki Sangyo Company, Ltd.	2,700	65,725
Inaba Seisakusho Company, Ltd.	200	2,467
Inabata & Company, Ltd.	2,000	30,951
Inageya Company, Ltd.	900	11,052
Ines Corp.	900	12,310
i-Net Corp.	900	10,993
Infocom Corp.	1,000	21,323
Infomart Corp.	8,700	78,540
Information Services International-Dentsu, Ltd.	1,400	52,858
Insource Company, Ltd.	600	11,623
Intage Holdings, Inc.	3,100	45,412
Internet Initiative Japan, Inc.	1,900	65,640
I-PEX, Inc.	500	9,108
IR Japan Holdings, Ltd.	400	44,056
Iriso Electronics Company, Ltd.	1,000	40,650
Iseki & Company, Ltd. (A)	1,200	17,793
Isetan Mitsukoshi Holdings, Ltd.	2,100	15,783
Ishihara Sangyo Kaisha, Ltd.	2,100	23,791
ITFOR, Inc.	1,000	7,725
ITmedia, Inc.	900	18,303
Itochu Enex Company, Ltd.	3,800	34,156
Itochu-Shokuhin Company, Ltd.	300	14,234

118

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Itoham Yonekyu Holdings, Inc.	5,100	$33,318
Itoki Corp.	2,100	7,291
IwaiCosmo Holdings, Inc.	900	11,148
Izumi Company, Ltd. (B)	1,400	46,578
J Front Retailing Company, Ltd.	8,800	84,824
J Trust Company, Ltd.	4,900	21,782
JAC Recruitment Company, Ltd.	1,200	23,518
Jaccs Company, Ltd.	1,600	43,520
JAFCO Group Company, Ltd.	1,400	89,363
Jalux, Inc. (A)	500	8,128
Jamco Corp. (A)	500	4,955
Janome Sewing Machine Company, Ltd. (B)	1,200	7,851
Japan Asset Marketing Company, Ltd. (A)	14,200	13,243
Japan Aviation Electronics Industry, Ltd.	3,000	43,618
Japan Cash Machine Company, Ltd. (A)	700	4,685
Japan Elevator Service Holdings Company, Ltd.	2,200	50,591
Japan Investment Adviser Company, Ltd.	1,000	12,124
Japan Lifeline Company, Ltd.	2,600	31,928
Japan Material Company, Ltd.	3,700	42,893
Japan Medical Dynamic Marketing, Inc.	900	18,057
Japan Petroleum Exploration Company, Ltd.	2,000	37,445
Japan Property Management Center Company, Ltd.	800	8,603
Japan Pulp & Paper Company, Ltd.	600	20,977
Japan Securities Finance Company, Ltd.	5,500	42,515
Japan Transcity Corp.	3,100	17,275
Jastec Company, Ltd.	400	4,482
JBCC Holdings, Inc.	1,200	17,214
JCU Corp.	1,300	51,665
Jeol, Ltd.	900	65,543
JGC Holdings Corp.	10,700	99,531
Jimoto Holdings, Inc.	980	6,011
JINS Holdings, Inc.	800	58,313
JM Holdings Company, Ltd.	600	11,198
JMS Company, Ltd.	500	3,734
J-Oil Mills, Inc.	1,200	19,754
Joshin Denki Company, Ltd.	1,100	24,893
Joyful Honda Company, Ltd.	1,900	26,300
JSB Company, Ltd.	400	11,178
JSP Corp.	800	11,604
Juki Corp.	1,400	10,401
JVCKenwood Corp.	9,070	16,993
K&O Energy Group, Inc.	800	10,112
Kaga Electronics Company, Ltd.	1,100	29,653
Kagome Company, Ltd.	1,400	36,089
Kaken Pharmaceutical Company, Ltd.	1,300	53,493
Kakiyasu Honten Company, Ltd.	500	12,146
Kamakura Shinsho, Ltd.	1,200	9,217
Kameda Seika Company, Ltd.	700	27,845
Kamei Corp.	2,000	22,430
Kamigumi Company, Ltd.	700	14,670
Kanaden Corp.	1,100	9,942
Kanagawa Chuo Kotsu Company, Ltd.	700	21,653
Kanamic Network Company, Ltd.	600	3,291
Kanamoto Company, Ltd.	1,900	44,454
Kandenko Company, Ltd.	4,700	38,858
Kaneka Corp.	1,000	41,768
Kanematsu Corp.	3,500	43,287
Kanematsu Electronics, Ltd.	700	24,375
Kanto Denka Kogyo Company, Ltd.	2,000	19,048
Kasai Kogyo Company, Ltd. (A)	1,000	3,368
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Katakura Industries Company, Ltd.	1,700	$25,989
Katitas Company, Ltd.	1,100	38,773
Kato Sangyo Company, Ltd.	1,100	32,573
Kato Works Company, Ltd.	400	3,124
Kawada Technologies, Inc.	200	6,935
KeePer Technical Laboratory Company, Ltd.	500	15,133
Keihanshin Building Company, Ltd.	2,000	25,260
Keiyo Company, Ltd.	3,400	24,696
Kenko Mayonnaise Company, Ltd.	900	13,160
KFC Holdings Japan, Ltd.	1,500	39,763
KH Neochem Company, Ltd.	900	24,630
Kimoto Company, Ltd. (B)	3,000	6,594
Kintetsu World Express, Inc.	1,600	40,522
Kissei Pharmaceutical Company, Ltd.	1,100	23,674
Ki-Star Real Estate Company, Ltd.	600	30,434
Kitanotatsujin Corp.	3,300	13,793
Kitz Corp.	4,600	32,383
KLab, Inc. (A)	2,100	11,747
Koa Corp.	1,700	25,930
Koatsu Gas Kogyo Company, Ltd.	3,000	20,452
Kobe Electric Railway Company, Ltd. (A)	300	9,480
Kobe Steel, Ltd.	13,000	78,758
Kohnan Shoji Company, Ltd.	1,200	39,480
Kojima Company, Ltd.	3,000	18,063
Kokuyo Company, Ltd.	3,800	64,408
Komatsu Matere Company, Ltd.	2,000	17,278
KOMEDA Holdings Company, Ltd.	2,600	51,577
Komeri Company, Ltd.	1,500	36,383
Komori Corp.	3,700	28,888
Kondotec, Inc.	1,300	11,574
Konica Minolta, Inc.	15,100	81,021
Konishi Company, Ltd.	2,200	35,040
Konoike Transport Company, Ltd.	2,600	29,649
Krosaki Harima Corp.	400	17,336
K's Holdings Corp.	7,300	75,425
Kumagai Gumi Company, Ltd.	1,800	46,579
Kumiai Chemical Industry Company, Ltd.	3,400	26,600
Kurabo Industries, Ltd.	1,600	29,390
Kureha Corp.	800	53,972
Kurimoto, Ltd.	1,000	14,642
Kusuri no Aoki Holdings Company, Ltd.	700	48,104
KYB Corp.	1,000	27,046
Kyodo Printing Company, Ltd.	500	11,701
Kyoei Steel, Ltd.	1,800	22,232
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	33,597
Kyokuto Securities Company, Ltd.	2,300	16,674
Kyokuyo Company, Ltd.	700	18,888
KYORIN Holdings, Inc.	1,900	30,226
Kyosan Electric Manufacturing Company, Ltd.	2,000	9,505
Kyudenko Corp.	1,700	56,114
Kyushu Financial Group, Inc.	13,800	49,420
LAC Company, Ltd.	1,400	11,932
Lacto Japan Company, Ltd.	800	20,122
LEC, Inc.	1,600	15,508
Life Corp.	800	32,060
LIFULL Company, Ltd.	3,800	12,578
Link And Motivation, Inc.	2,300	23,235
Lintec Corp.	1,900	43,396
Litalico, Inc.	600	18,726
Locondo, Inc.	400	4,941

119

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
M&A Capital Partners Company, Ltd. (A)	600	$33,165
Mabuchi Motor Company, Ltd.	1,800	62,425
Macnica Fuji Electronics Holdings, Inc.	2,650	61,672
Macromill, Inc.	2,300	17,071
Maeda Corp.	6,468	51,300
Maeda Kosen Company, Ltd.	1,100	32,605
Maezawa Kasei Industries Company, Ltd.	1,100	12,542
Maezawa Kyuso Industries Company, Ltd.	1,800	16,296
Makino Milling Machine Company, Ltd.	1,200	46,135
Management Solutions Company, Ltd. (A)	1,300	39,153
Mandom Corp.	1,600	22,963
Mani, Inc.	3,200	61,042
MarkLines Company, Ltd.	400	11,110
Mars Group Holdings Corp.	700	10,298
Marubun Corp.	200	1,378
Marudai Food Company, Ltd. (B)	1,600	24,871
Maruha Nichiro Corp.	1,500	35,526
Maruichi Steel Tube, Ltd.	2,200	50,879
Marusan Securities Company, Ltd. (B)	4,700	26,778
Maruwa Company, Ltd.	300	30,555
Maruwa Unyu Kikan Company, Ltd. (B)	1,100	15,820
Maruzen Company, Ltd.	800	15,415
Maruzen Showa Unyu Company, Ltd.	800	25,618
Marvelous, Inc.	1,400	8,836
Matsuda Sangyo Company, Ltd.	1,400	36,325
Matsui Securities Company, Ltd. (B)	4,900	35,596
Matsumotokiyoshi Holdings Company, Ltd. (B)	1,428	64,096
Max Company, Ltd.	2,000	34,776
Maxell Holdings, Ltd.	2,200	26,295
Maxvalu Tokai Company, Ltd.	1,100	25,623
MCJ Company, Ltd.	3,200	34,481
Mebuki Financial Group, Inc.	17,500	38,341
MEC Company, Ltd.	1,500	42,849
Media Do Company, Ltd.	600	26,316
Medical Data Vision Company, Ltd.	1,700	23,485
Medikit Company, Ltd.	500	13,366
MedPeer, Inc. (A)	600	20,361
Megachips Corp.	1,100	32,955
Megmilk Snow Brand Company, Ltd.	1,800	36,986
Meidensha Corp.	1,800	39,662
Meiko Electronics Company, Ltd.	1,200	32,116
Meisei Industrial Company, Ltd.	3,000	19,914
Meitec Corp.	1,300	71,600
Meito Sangyo Company, Ltd.	900	13,842
Melco Holdings, Inc.	500	21,095
Members Company, Ltd.	400	12,474
Menicon Company, Ltd.	1,000	38,941
METAWATER Company, Ltd.	1,600	26,960
Micronics Japan Company, Ltd.	2,100	26,938
Midac Holdings Company, Ltd.	500	23,802
Mie Kotsu Group Holdings, Inc. (B)	3,700	18,286
Milbon Company, Ltd.	1,112	68,137
Mimasu Semiconductor Industry Company, Ltd.	1,400	30,654
Ministop Company, Ltd.	1,100	14,186
Mirainovate Company, Ltd. (A)(B)	3,300	7,269
Mirait Holdings Corp.	4,240	83,940
Miroku Jyoho Service Company, Ltd.	700	10,611
Mitani Corp.	2,000	35,193
Mitani Sekisan Company, Ltd.	600	38,732
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mito Securities Company, Ltd.	6,300	$17,039
Mitsuba Corp. (A)	2,300	13,659
Mitsubishi Logisnext Company, Ltd.	1,000	10,255
Mitsubishi Logistics Corp.	1,600	47,481
Mitsubishi Paper Mills, Ltd. (A)	2,600	8,645
Mitsubishi Pencil Company, Ltd.	1,500	19,283
Mitsubishi Research Institute, Inc.	500	19,601
Mitsubishi Shokuhin Company, Ltd.	600	15,647
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	10,709
Mitsuboshi Belting, Ltd.	1,000	18,567
Mitsui DM Sugar Holdings Company, Ltd.	1,000	18,058
Mitsui E&S Holdings Company, Ltd. (A)	4,600	20,341
Mitsui High-Tec, Inc.	500	34,216
Mitsui Matsushima Holdings Company, Ltd.	1,000	13,446
Mitsui Mining & Smelting Company, Ltd.	2,500	69,398
Mitsui-Soko Holdings Company, Ltd.	1,700	38,339
Mitsuuroko Group Holdings Company, Ltd.	3,200	41,835
Mixi, Inc.	1,800	40,486
Mizuho Leasing Company, Ltd.	1,400	45,418
Mizuno Corp.	1,400	33,302
Mochida Pharmaceutical Company, Ltd.	900	27,412
Modec, Inc.	1,700	26,967
Monex Group, Inc.	8,000	41,501
Morinaga & Company, Ltd.	1,700	62,698
Morinaga Milk Industry Company, Ltd.	900	56,218
Morita Holdings Corp.	2,200	29,810
MrMax Holdings, Ltd.	1,700	10,385
MTG Company, Ltd. (B)	1,300	19,534
m-up Holdings, Inc.	500	16,304
Musashi Seimitsu Industry Company, Ltd.	2,600	45,548
Nachi-Fujikoshi Corp.	600	24,509
Nafco Company, Ltd. (B)	1,100	18,311
Nagaileben Company, Ltd.	1,000	23,466
Nagano Keiki Company, Ltd.	1,800	20,186
Nagase & Company, Ltd.	5,100	85,805
Nagatanien Holdings Company, Ltd.	1,000	18,878
Nagawa Company, Ltd. (B)	300	33,099
Nakamuraya Company, Ltd.	300	10,440
Nakanishi, Inc.	1,800	40,988
Nakayama Steel Works, Ltd.	1,100	4,202
Namura Shipbuilding Company, Ltd. (A)	3,252	6,903
Nankai Electric Railway Company, Ltd.	4,600	98,922
Natori Company, Ltd.	700	12,265
NEC Capital Solutions, Ltd.	800	15,141
NEC Networks & System Integration Corp.	1,000	18,860
Neturen Company, Ltd.	2,300	13,222
Nextage Company, Ltd.	2,300	44,978
NHK Spring Company, Ltd.	9,100	64,763
Nice Corp.	600	9,920
Nichias Corp.	2,400	58,557
Nichiban Company, Ltd.	700	11,516
Nichicon Corp.	3,400	32,079
Nichiden Corp.	600	12,753
Nichiha Corp.	1,200	34,217
Nichi-iko Pharmaceutical Company, Ltd.	3,100	24,966
Nichireki Company, Ltd.	2,000	24,300
Nichirin Company, Ltd.	1,040	16,558
Nihon Chouzai Company, Ltd.	800	12,239

120

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nihon Flush Company, Ltd.	1,000	$10,236
Nihon House Holdings Company, Ltd.	1,000	3,739
Nihon Kagaku Sangyo Company, Ltd.	1,000	12,086
Nihon Nohyaku Company, Ltd.	4,000	19,720
Nihon Parkerizing Company, Ltd.	3,900	40,021
Nihon Tokushu Toryo Company, Ltd.	1,000	9,324
Nikkiso Company, Ltd.	2,100	18,085
Nikkon Holdings Company, Ltd.	2,900	59,674
Nippn Corp.	2,700	39,399
Nippon Air Conditioning Services Company, Ltd.	1,600	11,387
Nippon Beet Sugar Manufacturing Company, Ltd.	900	13,374
Nippon Carbon Company, Ltd.	500	18,691
Nippon Chemical Industrial Company, Ltd.	700	19,631
Nippon Chemi-Con Corp. (A)	1,100	21,077
Nippon Coke & Engineering Company, Ltd.	18,000	22,804
Nippon Commercial Development Company, Ltd.	1,100	17,145
Nippon Concrete Industries Company, Ltd.	2,600	7,047
Nippon Denko Company, Ltd.	6,530	18,618
Nippon Densetsu Kogyo Company, Ltd.	2,100	35,571
Nippon Electric Glass Company, Ltd.	3,800	89,884
Nippon Fine Chemical Company, Ltd.	800	15,613
Nippon Gas Company, Ltd.	5,400	74,172
Nippon Hume Corp.	2,000	13,367
Nippon Kanzai Company, Ltd. (B)	400	9,209
Nippon Kayaku Company, Ltd.	5,300	58,488
Nippon Kodoshi Corp. (B)	800	22,598
Nippon Koei Company, Ltd.	1,000	32,129
Nippon Light Metal Holdings Company, Ltd.	2,820	49,098
Nippon Paper Industries Company, Ltd. (B)	3,600	38,204
Nippon Parking Development Company, Ltd.	8,400	11,972
Nippon Pillar Packing Company, Ltd.	1,500	35,989
Nippon Rietec Company, Ltd.	300	4,444
Nippon Seiki Company, Ltd.	3,000	31,527
Nippon Sharyo, Ltd.	600	11,297
Nippon Shokubai Company, Ltd.	500	25,715
Nippon Signal Company, Ltd.	3,000	26,787
Nippon Soda Company, Ltd.	1,200	38,565
Nippon Steel Trading Corp.	972	43,937
Nippon Suisan Kaisha, Ltd.	13,000	75,541
Nippon Thompson Company, Ltd.	4,700	23,378
Nippon Yakin Kogyo Company, Ltd.	1,000	23,527
Nipro Corp.	6,000	62,254
Nishikawa Rubber Company, Ltd.	800	12,024
Nishimatsu Construction Company, Ltd. (B)	2,300	71,158
Nishimatsuya Chain Company, Ltd.	1,600	20,223
Nishi-Nippon Financial Holdings, Inc.	7,000	44,792
Nishi-Nippon Railroad Company, Ltd.	3,000	75,928
Nishio Rent All Company, Ltd.	800	21,036
Nissan Shatai Company, Ltd.	3,400	24,288
Nissei ASB Machine Company, Ltd.	500	17,039
Nissei Plastic Industrial Company, Ltd.	1,600	16,129
Nissha Company, Ltd.	2,300	36,565
Nisshinbo Holdings, Inc.	6,168	46,487
Nissin Corp.	1,400	20,712
Nissin Electric Company, Ltd.	3,400	41,600
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nissin Sugar Company, Ltd.	1,100	$16,894
Nisso Corp.	2,400	15,404
Nitta Corp.	1,300	31,845
Nittan Valve Company, Ltd.	1,200	4,274
Nittetsu Mining Company, Ltd.	300	17,379
Nitto Boseki Company, Ltd.	800	26,747
Nitto Kogyo Corp.	1,600	25,046
Nitto Kohki Company, Ltd.	1,000	18,265
Nitto Seiko Company, Ltd.	1,700	10,122
Noevir Holdings Company, Ltd.	800	38,154
Nohmi Bosai, Ltd.	1,300	23,937
Nojima Corp.	1,600	41,159
NOK Corp.	4,700	55,057
Nomura Company, Ltd.	1,200	10,794
Nomura Micro Science Company, Ltd.	600	25,852
Noritake Company, Ltd.	700	31,201
Noritsu Koki Company, Ltd.	1,000	22,658
Noritz Corp.	2,100	34,266
North Pacific Bank, Ltd.	12,900	29,324
NS Tool Company, Ltd.	800	10,376
NS United Kaiun Kaisha, Ltd. (B)	800	29,237
NSD Company, Ltd.	3,000	54,664
NTN Corp. (A)	18,400	41,197
Obara Group, Inc.	600	20,892
Ohsho Food Service Corp.	700	38,274
Oiles Corp.	1,380	20,323
Oisix ra daichi, Inc. (A)	1,200	53,193
Okabe Company, Ltd.	2,600	16,347
Okamoto Industries, Inc.	600	22,110
Okamura Corp.	3,700	53,842
Okasan Securities Group, Inc.	7,000	25,346
Oki Electric Industry Company, Ltd.	4,700	41,099
Okinawa Cellular Telephone Company	400	19,536
OKUMA Corp.	1,100	52,993
Okumura Corp.	1,600	42,772
Okura Industrial Company, Ltd.	800	16,648
Okuwa Company, Ltd.	1,000	10,585
Onoken Company, Ltd.	1,500	22,357
Onward Holdings Company, Ltd.	7,100	22,972
Optex Group Company, Ltd.	800	10,881
Optim Corp. (A)(B)	700	12,705
Optorun Company, Ltd.	1,100	22,939
Organo Corp.	600	36,747
Orient Corp.	17,800	26,315
Oriental Shiraishi Corp. (A)	7,600	18,065
Origin Company, Ltd.	600	7,132
Oro Company, Ltd.	700	23,474
Osaka Organic Chemical Industry, Ltd.	800	27,185
Osaka Soda Company, Ltd.	800	19,305
Osaka Steel Company, Ltd.	700	6,959
OSAKA Titanium Technologies Company, Ltd. (A)	800	5,657
Osaki Electric Company, Ltd.	3,000	14,869
OSG Corp.	3,300	56,483
Outsourcing, Inc.	5,800	103,948
OYO Corp.	1,300	17,051
Pacific Industrial Company, Ltd.	3,000	31,655
Pacific Metals Company, Ltd.	1,100	18,229
PAL GROUP Holdings Company, Ltd.	700	11,625
Paramount Bed Holdings Company, Ltd.	1,600	31,903
Paris Miki Holdings, Inc.	1,100	2,624
Pasona Group, Inc.	1,300	36,770
PC Depot Corp.	1,700	7,125
Penta-Ocean Construction Company, Ltd.	12,400	84,177
Pickles Corp.	800	13,374

121

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Pilot Corp.	1,200	$45,626
Piolax, Inc.	2,100	29,153
Plenus Company, Ltd.	900	17,578
Poletowin Pitcrew Holdings, Inc.	2,000	18,193
Precision System Science Company, Ltd. (A)	500	2,917
Premium Group Company, Ltd.	800	24,759
Premium Water Holdings, Inc. (A)	400	11,087
Press Kogyo Company, Ltd.	7,000	21,384
Pressance Corp.	700	11,491
Prestige International, Inc.	5,000	34,141
Prima Meat Packers, Ltd.	1,500	37,999
Pronexus, Inc.	600	5,864
Proto Corp.	400	5,511
PS Mitsubishi Construction Company, Ltd.	2,600	14,799
Punch Industry Company, Ltd.	1,300	7,318
Qol Holdings Company, Ltd.	1,400	18,941
Raccoon Holdings, Inc.	800	11,186
Raito Kogyo Company, Ltd.	2,400	42,310
Raiznext Corp.	3,300	35,430
Raysum Company, Ltd.	1,600	10,947
Relia, Inc.	2,100	22,038
Rengo Company, Ltd.	4,000	31,251
Resorttrust, Inc.	3,700	72,626
Restar Holdings Corp.	1,600	26,566
Retail Partners Company, Ltd.	300	3,330
Rever Holdings Corp.	868	11,345
Rheon Automatic Machinery Company, Ltd.	1,500	20,237
Ricoh Leasing Company, Ltd.	800	26,531
Riken Corp.	600	15,244
Riken Keiki Company, Ltd.	400	10,946
Riken Technos Corp.	3,000	15,161
Riken Vitamin Company, Ltd.	1,400	23,523
Rion Company, Ltd.	500	11,814
Riso Kagaku Corp.	500	10,196
Riso Kyoiku Company, Ltd.	9,300	36,681
Rock Field Company, Ltd.	1,000	15,428
Rokko Butter Company, Ltd.	600	9,078
Roland DG Corp.	900	25,015
Rorze Corp.	400	28,390
RS Technologies Company, Ltd.	400	19,783
Ryobi, Ltd.	1,400	15,810
Ryoden Corp.	1,500	23,392
Ryosan Company, Ltd.	1,500	30,903
Ryoyo Electro Corp.	500	10,481
S Foods, Inc.	900	24,741
S&B Foods, Inc.	600	24,754
Sac's Bar Holdings, Inc.	600	3,067
Saibu Gas Holdings Company, Ltd.	1,500	33,185
Saint-Care Holding Corp.	1,900	17,091
Saizeriya Company, Ltd.	1,100	28,646
Sakai Chemical Industry Company, Ltd.	1,400	29,528
Sakai Moving Service Company, Ltd.	500	21,725
Sakata INX Corp.	3,100	32,532
Sakata Seed Corp.	200	6,271
Sala Corp.	3,000	17,304
SAMTY Company, Ltd.	1,600	33,451
San ju San Financial Group, Inc.	1,700	21,469
San-A Company, Ltd.	900	32,102
San-Ai Oil Company, Ltd.	3,500	46,175
Sangetsu Corp.	2,100	28,494
Sanken Electric Company, Ltd.	400	22,391
Sanki Engineering Company, Ltd.	2,000	26,474
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sankyo Company, Ltd. (B)	1,900	$47,233
Sankyo Seiko Company, Ltd.	3,200	15,834
Sankyo Tateyama, Inc.	2,500	17,432
Sanoh Industrial Company, Ltd.	1,900	17,249
Sanshin Electronics Company, Ltd.	700	10,760
Sanyo Chemical Industries, Ltd.	600	31,313
Sanyo Denki Company, Ltd.	400	25,363
Sanyo Electric Railway Company, Ltd.	1,600	28,065
Sanyo Shokai, Ltd. (A)	700	6,569
Sanyo Special Steel Company, Ltd.	1,400	22,488
Sapporo Holdings, Ltd.	2,700	61,967
Sato Holdings Corp.	1,700	41,304
Sawada Holdings Company, Ltd.	1,000	9,368
Sawai Group Holdings Company, Ltd.	1,800	83,744
SB Technology Corp.	800	21,707
SBS Holdings, Inc.	900	33,868
Scroll Corp. (B)	2,300	17,792
Seika Corp.	500	7,262
Seikagaku Corp.	1,700	16,161
Seikitokyu Kogyo Company, Ltd.	1,600	12,067
Seiko Holdings Corp.	1,400	28,211
Seino Holdings Company, Ltd.	1,000	12,115
Seiren Company, Ltd.	2,700	50,794
Sekisui Jushi Corp.	1,600	30,377
Sekisui Kasei Company, Ltd.	2,500	13,225
Senko Group Holdings Company, Ltd.	4,700	43,014
Senshu Electric Company, Ltd.	500	21,185
Senshu Ikeda Holdings, Inc.	17,200	25,364
Senshukai Company, Ltd.	3,300	11,788
Septeni Holdings Company, Ltd.	4,800	20,333
Seven Bank, Ltd. (B)	17,700	39,467
Shibaura Electronics Company, Ltd.	500	27,600
Shibaura Machine Company, Ltd.	1,600	39,296
Shibaura Mechatronics Corp.	300	18,057
Shibuya Corp.	800	21,933
Shikibo, Ltd.	1,100	9,430
Shikoku Chemicals Corp.	3,000	37,503
Shikoku Electric Power Company, Inc.	5,600	38,813
Shima Seiki Manufacturing, Ltd.	1,200	24,140
Shinagawa Refractories Company, Ltd.	600	21,121
Shindengen Electric Manufacturing Company, Ltd. (A)	500	18,174
Shin-Etsu Polymer Company, Ltd.	3,000	28,029
Shinko Shoji Company, Ltd.	1,900	14,444
Shinmaywa Industries, Ltd.	2,400	19,981
Shinnihon Corp.	2,500	19,124
Shinoken Group Company, Ltd.	2,000	20,796
Shinwa Company, Ltd.	700	15,229
Ship Healthcare Holdings, Inc.	2,400	61,818
Shizuoka Gas Company, Ltd.	4,500	54,254
SHO-BOND Holdings Company, Ltd.	900	39,879
Shoei Company, Ltd.	1,200	54,140
Shoei Foods Corp.	700	27,054
Shofu, Inc.	600	11,596
Showa Sangyo Company, Ltd.	1,000	25,011
SIGMAXYZ, Inc.	900	21,706
Siix Corp.	1,600	17,155
Sinanen Holdings Company, Ltd.	800	26,046
Sinfonia Technology Company, Ltd.	1,600	17,378
Sinko Industries, Ltd.	1,500	28,602
Sintokogio, Ltd.	3,400	23,760
SKY Perfect JSAT Holdings, Inc.	7,800	29,891
Smaregi, Inc. (A)	400	12,012
SMK Corp.	300	6,372
SMS Company, Ltd.	1,500	54,644

122

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sodick Company, Ltd.	2,400	$19,535
Softcreate Holdings Corp.	700	19,615
Software Service, Inc.	200	14,233
Soken Chemical & Engineering Company, Ltd.	800	15,995
Solasto Corp.	3,200	43,120
Sotetsu Holdings, Inc.	2,400	47,691
Space Value Holdings Company, Ltd. (A)	2,000	14,906
Sparx Group Company, Ltd.	7,400	20,321
S-Pool, Inc.	5,000	46,522
SRA Holdings	600	15,771
SRE Holdings Corp. (A)	400	28,373
ST Corp.	700	11,136
St. Marc Holdings Company, Ltd.	800	11,709
Star Mica Holdings Company, Ltd.	1,100	15,175
Star Micronics Company, Ltd.	2,300	31,861
Starts Corp., Inc.	1,900	45,211
Starzen Company, Ltd.	600	11,690
Stella Chemifa Corp.	800	21,207
Strike Company, Ltd.	700	26,411
Studio Alice Company, Ltd.	900	19,709
Sugimoto & Company, Ltd.	700	17,746
Sumida Corp.	1,600	17,764
Suminoe Textile Company, Ltd.	500	8,499
Sumitomo Bakelite Company, Ltd.	1,200	55,432
Sumitomo Densetsu Company, Ltd.	1,300	27,089
Sumitomo Mitsui Construction Company, Ltd.	6,000	26,745
Sumitomo Osaka Cement Company, Ltd. (B)	1,500	41,754
Sumitomo Riko Company, Ltd.	2,400	16,361
Sumitomo Seika Chemicals Company, Ltd.	500	16,239
Sun Frontier Fudousan Company, Ltd.	2,200	21,950
Suruga Bank, Ltd.	4,200	15,608
SWCC Showa Holdings Company, Ltd.	2,400	48,140
Systena Corp.	2,700	54,345
Syuppin Company, Ltd.	1,200	13,734
T Hasegawa Company, Ltd.	1,600	38,098
T RAD Company, Ltd.	500	13,835
T&K Toka Company, Ltd.	1,600	12,005
Tachibana Eletech Company, Ltd.	1,360	18,646
Tachi-S Company, Ltd.	2,400	27,202
Tadano, Ltd.	5,000	52,534
Taihei Dengyo Kaisha, Ltd.	1,000	25,249
Taiho Kogyo Company, Ltd.	1,200	8,975
Taikisha, Ltd.	900	27,052
Taiko Pharmaceutical Company, Ltd. (B)	1,200	9,795
Taisei Lamick Company, Ltd.	500	12,515
Taiyo Holdings Company, Ltd.	2,000	50,772
Takamatsu Construction Group Company, Ltd.	1,000	18,102
Takaoka Toko Company, Ltd.	700	9,114
Takara Holdings, Inc.	3,200	46,124
Takara Leben Company, Ltd.	6,300	18,188
Takara Standard Company, Ltd.	2,200	31,946
Takasago International Corp.	1,200	31,998
Takasago Thermal Engineering Company, Ltd.	1,700	32,168
Takashimaya Company, Ltd.	7,500	83,495
Take And Give Needs Company, Ltd. (A)	200	2,100
Takeuchi Manufacturing Company, Ltd.	1,600	36,849
Takihyo Company, Ltd.	600	10,210
Takuma Company, Ltd.	3,000	41,733
Tama Home Company, Ltd.	1,000	24,262
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tamron Company, Ltd.	1,500	$35,570
Tamura Corp. (B)	6,000	39,242
Tanseisha Company, Ltd.	1,100	8,646
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	20,102
Tayca Corp.	1,500	17,945
TBS Holdings, Inc. (B)	700	10,696
TDC Soft, Inc.	1,200	14,379
TechMatrix Corp.	1,400	25,284
Techno Horizon Company, Ltd.	1,400	16,202
Teikoku Electric Manufacturing Company, Ltd.	1,700	21,551
Teikoku Sen-I Company, Ltd.	1,200	21,741
Tekken Corp.	800	13,000
Tenma Corp.	1,000	23,891
T-Gaia Corp.	900	15,976
The 77 Bank, Ltd.	2,800	31,878
The Aichi Bank, Ltd.	600	19,425
The Akita Bank, Ltd.	1,100	14,336
The Aomori Bank, Ltd.	1,700	32,607
The Awa Bank, Ltd.	2,200	43,019
The Bank of Iwate, Ltd.	1,100	16,875
The Bank of Nagoya, Ltd.	1,100	26,031
The Bank of Okinawa, Ltd.	1,140	28,514
The Bank of Saga, Ltd.	1,000	13,137
The Chiba Kogyo Bank, Ltd.	3,200	8,008
The Chugoku Bank, Ltd.	5,700	43,867
The Chukyo Bank, Ltd.	900	11,207
The Ehime Bank, Ltd.	2,100	14,797
The First Bank of Toyama, Ltd.	2,800	7,409
The Fukui Bank, Ltd.	1,800	25,284
The Fukushima Bank, Ltd. (A)	2,100	4,827
The Gunma Bank, Ltd.	14,200	45,732
The Hachijuni Bank, Ltd.	14,100	50,225
The Hokkoku Bank, Ltd.	1,500	29,329
The Hyakugo Bank, Ltd.	12,500	36,342
The Hyakujushi Bank, Ltd.	1,700	23,726
The Iyo Bank, Ltd.	11,300	58,003
The Japan Steel Works, Ltd.	2,600	67,295
The Japan Wool Textile Company, Ltd.	4,000	36,299
The Juroku Bank, Ltd.	1,700	33,623
The Keiyo Bank, Ltd.	4,400	17,659
The Kinki Sharyo Company, Ltd.	300	3,172
The Kita-Nippon Bank, Ltd.	700	10,005
The Kiyo Bank, Ltd.	3,800	53,774
The Michinoku Bank, Ltd.	1,400	11,120
The Miyazaki Bank, Ltd.	1,000	18,692
The Monogatari Corp.	400	28,037
The Musashino Bank, Ltd.	1,700	27,884
The Nagano Bank, Ltd.	800	8,043
The Nanto Bank, Ltd.	2,000	35,801
The Nippon Road Company, Ltd.	500	37,778
The Nisshin Oillio Group, Ltd.	1,200	32,708
The Ogaki Kyoritsu Bank, Ltd.	1,600	28,329
The Oita Bank, Ltd.	900	15,163
The Okinawa Electric Power Company, Inc.	1,990	25,632
The Pack Corp. (B)	800	22,208
The San-In Godo Bank, Ltd.	8,000	40,151
The Shibusawa Warehouse Company, Ltd.	1,000	20,434
The Shiga Bank, Ltd.	2,200	37,343
The Shikoku Bank, Ltd.	2,800	18,469
The Shimizu Bank, Ltd.	500	7,394

123

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Sumitomo Warehouse Company, Ltd.	3,324	$54,284
The Tochigi Bank, Ltd.	8,000	13,112
The Toho Bank, Ltd.	12,000	22,964
The Tohoku Bank, Ltd.	400	3,643
The Tottori Bank, Ltd.	400	3,994
The Towa Bank, Ltd.	2,900	14,101
The Yamagata Bank, Ltd.	2,000	15,306
The Yamanashi Chuo Bank, Ltd.	2,000	15,129
Tigers Polymer Corp.	1,000	3,830
TKC Corp.	1,200	37,709
Toa Corp. (Hyogo)	1,400	10,415
Toa Corp. (Tokyo) (B)	1,200	26,370
Toagosei Company, Ltd.	4,300	49,899
Tobishima Corp.	720	7,159
TOC Company, Ltd.	3,400	20,036
Tocalo Company, Ltd.	3,200	38,799
Toda Corp.	8,400	58,652
Toda Kogyo Corp. (A)	300	8,251
Toenec Corp.	600	19,577
Toho Company, Ltd. (A)	600	9,327
Toho Holdings Company, Ltd.	2,400	38,982
Toho Titanium Company, Ltd.	3,000	31,965
Toho Zinc Company, Ltd.	800	18,723
Tokai Corp.	1,200	23,545
TOKAI Holdings Corp.	4,000	32,141
Tokai Rika Company, Ltd.	2,600	37,200
Tokai Tokyo Financial Holdings, Inc.	11,500	41,523
Token Corp.	410	36,276
Tokushu Tokai Paper Company, Ltd.	600	24,158
Tokuyama Corp.	2,600	49,602
Tokyo Base Company, Ltd. (A)	900	5,690
Tokyo Electron Device, Ltd.	400	26,202
Tokyo Energy & Systems, Inc.	2,000	18,886
Tokyo Keiki, Inc.	1,000	9,267
Tokyo Kiraboshi Financial Group, Inc.	1,936	26,539
Tokyo Rakutenchi Company, Ltd.	200	7,392
Tokyo Rope Manufacturing Company, Ltd. (A)	200	1,743
Tokyo Seimitsu Company, Ltd.	1,800	73,875
Tokyo Steel Manufacturing Company, Ltd.	5,100	52,365
Tokyo Tekko Company, Ltd.	800	11,399
Tokyo Theatres Company, Inc. (A)	900	10,331
Tokyotokeiba Company, Ltd.	600	23,509
Tokyu Construction Company, Ltd.	3,900	27,341
Tomato Bank, Ltd.	1,100	10,505
Tomen Devices Corp.	200	9,756
Tomoe Corp.	2,200	9,701
Tomoku Company, Ltd.	500	8,657
TOMONY Holdings, Inc.	10,600	31,171
Tomy Company, Ltd.	4,500	45,904
Tonami Holdings Company, Ltd.	500	22,506
Topcon Corp.	4,700	81,736
Toppan Forms Company, Ltd.	3,400	31,127
Topre Corp.	2,300	27,163
Topy Industries, Ltd.	1,300	14,180
Torex Semiconductor, Ltd.	700	16,702
Toridoll Holdings Corp. (B)	2,800	70,536
Torii Pharmaceutical Company, Ltd.	1,100	28,874
Torishima Pump Manufacturing Company, Ltd.	900	7,430
Tosei Corp.	2,500	26,917
Toshiba TEC Corp.	1,100	46,556
Totetsu Kogyo Company, Ltd.	1,000	22,068
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Towa Corp.	1,300	$29,508
Towa Pharmaceutical Company, Ltd.	1,500	42,529
Toyo Construction Company, Ltd.	3,100	16,225
Toyo Corp.	1,100	11,867
Toyo Denki Seizo KK	600	6,238
Toyo Engineering Corp. (A)	2,200	17,196
Toyo Gosei Company, Ltd.	300	39,961
Toyo Ink SC Holdings Company, Ltd.	2,200	41,359
Toyo Kanetsu KK	400	9,357
Toyo Securities Company, Ltd.	6,000	9,031
Toyo Tanso Company, Ltd.	1,000	26,424
Toyo Wharf & Warehouse Company, Ltd.	600	8,286
Toyobo Company, Ltd.	4,093	51,068
TPR Company, Ltd.	1,400	18,690
Trancom Company, Ltd.	400	29,253
Transaction Company, Ltd. (B)	1,700	18,189
Transcosmos, Inc.	800	26,124
Tri Chemical Laboratories, Inc.	1,200	36,276
Trusco Nakayama Corp.	2,200	57,038
TS Tech Company, Ltd.	2,500	32,123
TSI Holdings Company, Ltd. (A)	5,270	16,712
Tsubaki Nakashima Company, Ltd.	2,300	32,495
Tsubakimoto Chain Company	1,600	49,434
Tsugami Corp.	1,600	24,125
Tsukishima Kikai Company, Ltd.	2,000	20,934
Tsukuba Bank, Ltd.	5,700	9,229
Tsumura & Company	1,600	51,124
Tsurumi Manufacturing Company, Ltd.	1,000	15,696
TV Asahi Holdings Corp.	700	10,933
UACJ Corp. (A)	1,903	49,834
Ube Industries, Ltd.	4,400	86,029
Ubicom Holdings, Inc.	500	12,968
Uchida Yoko Company, Ltd.	400	19,474
Ulvac, Inc.	900	51,248
Uniden Holdings Corp.	400	10,522
Union Tool Company	700	24,652
Unipres Corp.	2,600	21,314
United Arrows, Ltd.	200	3,922
United Super Markets Holdings, Inc.	2,400	23,648
UNITED, Inc.	1,300	19,240
Unitika, Ltd. (A)	5,900	20,770
Universal Entertainment Corp. (A)	1,200	26,981
Ushio, Inc.	5,200	97,450
UT Group Company, Ltd.	1,500	44,790
UUUM Company, Ltd. (A)	800	9,531
Uzabase, Inc. (A)	800	17,372
V Technology Company, Ltd.	400	15,936
Valor Holdings Company, Ltd.	1,700	36,726
Valqua, Ltd.	1,000	19,213
ValueCommerce Company, Ltd.	900	38,428
Vector, Inc. (A)	3,100	32,055
Vital KSK Holdings, Inc.	3,500	24,899
VT Holdings Company, Ltd.	6,600	32,384
Wacoal Holdings Corp.	1,900	40,269
Wacom Company, Ltd.	8,000	50,874
Wakachiku Construction Company, Ltd.	900	16,575
Wakita & Company, Ltd.	2,300	22,354
Warabeya Nichiyo Holdings Company, Ltd.	900	20,539
Watahan & Company, Ltd.	600	6,791
WDB Holdings Company, Ltd.	700	22,203
Weathernews, Inc.	300	17,682
West Holdings Corp.	1,416	62,322
Will Group, Inc.	1,200	13,434

124

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
WIN-Partners Company, Ltd.	1,000	$8,786
World Company, Ltd.	700	9,328
World Holdings Company, Ltd.	600	15,477
Wowow, Inc.	600	13,088
Xebio Holdings Company, Ltd.	2,800	28,413
Yahagi Construction Company, Ltd.	2,000	14,367
Yaizu Suisankagaku Industry Company, Ltd.	1,100	10,045
YAKUODO Holdings Company, Ltd.	700	15,228
YAMABIKO Corp.	2,400	26,508
YAMADA Consulting Group Company, Ltd.	1,100	11,150
Yamaguchi Financial Group, Inc.	9,600	57,022
Yamaichi Electronics Company, Ltd.	1,700	25,133
YA-MAN, Ltd.	1,700	20,623
Yamato Kogyo Company, Ltd.	2,100	67,255
Yamazen Corp.	3,900	37,412
Yaoko Company, Ltd. (B)	800	49,225
Yasuda Logistics Corp.	1,400	12,147
Yellow Hat, Ltd.	2,000	34,887
Yodogawa Steel Works, Ltd.	1,200	26,161
Yokogawa Bridge Holdings Corp.	2,100	45,729
Yokohama Reito Company, Ltd.	2,900	22,989
Yokowo Company, Ltd.	1,200	26,946
Yomeishu Seizo Company, Ltd.	500	8,396
Yondenko Corp.	1,200	18,531
Yondoshi Holdings, Inc.	1,300	21,307
Yorozu Corp.	1,800	19,332
Yuasa Trading Company, Ltd.	1,100	29,747
Yurtec Corp.	2,000	13,030
Yushiro Chemical Industry Company, Ltd.	1,100	11,718
Zenrin Company, Ltd.	1,950	18,717
ZERIA Pharmaceutical Company, Ltd.	1,200	22,066
		30,078,320
Jersey, Channel Islands - 0.2%
Atrium European Real Estate, Ltd. (A)	10,364	37,604
Centamin PLC	57,981	74,227
JTC PLC (D)	4,852	48,253
Sanne Group PLC	4,126	50,224
		210,308
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	726	40,938
VP Bank AG, Class A	188	18,946
		59,884
Luxembourg - 0.6%
APERAM SA	2,432	134,825
B&S Group Sarl (D)	983	9,132
Befesa SA (D)	1,734	131,877
Corestate Capital Holding SA (A)	623	8,209
Global Fashion Group SA (A)	1,789	19,866
Grand City Properties SA	5,978	148,859
IVS Group SA (A)(B)	880	6,227
L'Occitane International SA	17,000	56,692
RTL Group SA	241	14,310
SES SA	13,554	120,850
Shurgard Self Storage SA	865	47,488
Stabilus SA	1,221	85,258
Sword Group	278	12,856
		796,449
Macau - 0.0%
MECOM Power and Construction, Ltd. (B)	39,000	17,304
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia - 0.1%
Frencken Group, Ltd.	15,400	$26,002
Lynas Rare Earths, Ltd. (A)	22,542	106,672
		132,674
Malta - 0.0%
Catena Media PLC (A)(B)	3,412	23,058
Netherlands - 2.6%
Aalberts NV	5,235	302,168
Accell Group NV (A)	1,149	51,035
AMG Advanced Metallurgical Group NV (B)	1,350	43,698
Amsterdam Commodities NV (A)	707	19,243
Arcadis NV	4,501	224,814
ASR Nederland NV	6,907	315,962
Basic-Fit NV (A)(D)	2,099	96,275
BE Semiconductor Industries NV	3,676	292,445
Beter Bed Holding NV (A)	1,056	6,538
Boskalis Westminster	3,567	108,584
Brack Capital Properties NV (A)	230	24,742
Brunel International NV	1,126	13,220
Corbion NV	3,074	148,522
Flow Traders (D)	1,631	63,000
ForFarmers NV	2,398	12,016
Fugro NV (A)	4,034	42,281
GrandVision NV (D)	1,929	63,358
Heijmans NV	2,129	29,400
Hunter Douglas NV (A)	312	35,436
IMCD NV	1,818	347,928
Innoconcepts NV (A)(C)	10,527	0
Intertrust NV (A)(D)	4,292	64,281
Kendrion NV	1,111	27,738
Koninklijke BAM Groep NV (A)	15,496	49,288
Koninklijke Vopak NV	767	30,222
Nedap NV	225	15,257
OCI NV (A)	2,416	71,377
Ordina NV	5,537	21,159
PostNL NV (B)	27,908	134,657
SBM Offshore NV	6,900	123,014
SIF Holding NV	504	8,522
Signify NV (D)	5,815	291,078
Sligro Food Group NV (A)	1,151	31,406
TKH Group NV	1,730	96,869
TomTom NV (A)	3,258	25,814
Van Lanschot Kempen NV	1,515	46,770
		3,278,117
New Zealand - 0.6%
Air New Zealand, Ltd. (A)	12,658	14,201
Arvida Group, Ltd.	10,871	15,703
Chorus, Ltd.	15,573	70,861
Delegat Group, Ltd.	1,200	11,965
Freightways, Ltd.	5,543	48,798
Gentrack Group, Ltd. (A)(B)	3,060	3,906
Hallenstein Glasson Holdings, Ltd.	3,354	16,071
Heartland Group Holdings, Ltd.	18,504	29,648
Infratil, Ltd.	2,157	11,847
Investore Property, Ltd. (B)	13,816	18,847
Kathmandu Holdings, Ltd.	25,838	28,340
NZME, Ltd.	13,259	9,402
NZX, Ltd.	14,244	16,691
Oceania Healthcare, Ltd.	38,728	39,591
Pacific Edge, Ltd. (A)	27,936	29,485
PGG Wrightson, Ltd.	819	2,074
Pushpay Holdings, Ltd. (A)	16,847	21,376
Restaurant Brands New Zealand, Ltd. (A)	886	9,649

125

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Sanford, Ltd. (A)	2,767	$9,738
Scales Corp., Ltd.	5,176	19,593
Serko, Ltd. (A)	2,827	16,143
Skellerup Holdings, Ltd.	7,637	30,872
SKY Network Television, Ltd. (A)	7,518	10,187
SKYCITY Entertainment Group, Ltd.	26,675	58,916
Summerset Group Holdings, Ltd.	6,248	65,342
Synlait Milk, Ltd. (A)(B)	5,495	14,091
The New Zealand Refining Company, Ltd. (A)(B)	11,354	6,980
The Warehouse Group, Ltd.	9,894	28,114
Tourism Holdings, Ltd. (A)	6,508	11,635
TOWER, Ltd.	12,717	5,710
Trustpower, Ltd.	1,665	8,401
Vista Group International, Ltd. (A)	7,682	14,335
Z Energy, Ltd.	13,725	32,365
		730,877
Norway - 0.8%
ABG Sundal Collier Holding ASA	13,972	14,717
Akastor ASA (A)	6,104	4,173
Aker Solutions ASA (A)	18,496	40,749
American Shipping Company ASA (A)	1,661	6,001
ArcticZymes Technologies ASA (A)	962	9,548
Atea ASA (A)	3,574	61,532
Avance Gas Holding, Ltd. (D)	2,093	10,184
Axactor SE (A)	14,729	15,660
B2Holding ASA (A)	4,699	5,468
Bank Norwegian ASA (A)	5,444	64,942
Bonheur ASA	1,672	57,914
Borregaard ASA	4,895	118,742
Bouvet ASA	1,310	8,847
BW Offshore, Ltd.	4,568	14,713
Crayon Group Holding ASA (A)(D)	1,229	23,029
DNO ASA (A)	36,835	41,817
Europris ASA (D)	8,327	55,139
Fjordkraft Holding ASA (D)	3,193	17,697
FLEX LNG, Ltd.	1,570	27,923
Frontline, Ltd. (A)	5,015	45,567
Grieg Seafood ASA (A)(B)	2,264	21,170
Hexagon Composites ASA (A)	6,450	22,669
IDEX Biometrics ASA (A)	19,564	5,357
Kid ASA (D)	1,128	14,590
Kitron ASA	9,158	18,983
Medistim ASA	349	12,905
MPC Container Ships AS (A)	7,569	17,860
Multiconsult ASA (D)	554	11,302
Nordic Nanovector ASA (A)	2,098	5,687
Norway Royal Salmon ASA	1,038	21,202
Norwegian Energy Company ASA (A)	656	11,346
Odfjell Drilling, Ltd. (A)	4,970	11,132
Otello Corp. ASA (A)	6,623	23,006
PGS ASA (A)(B)	19,660	12,305
Protector Forsikring ASA	4,177	41,939
Selvaag Bolig ASA	1,842	11,468
Sparebank 1 Oestlandet	758	11,212
Sparebank 1 Sorost-Norge	1,815	10,992
Sparebanken More	246	11,145
TGS ASA	3,905	41,306
Treasure ASA	3,110	5,444
Veidekke ASA	4,419	54,019
Wilh Wilhelmsen Holding ASA, Class A	862	17,232
XXL ASA (A)(B)(D)	4,462	8,380
		1,067,013
Peru - 0.0%
Hochschild Mining PLC	16,530	29,541
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Portugal - 0.3%
Altri SGPS SA	3,125	$19,392
Banco Comercial Portugues SA (A)	454,458	82,506
Corticeira Amorim SGPS SA	896	12,255
CTT-Correios de Portugal SA	8,914	48,038
Greenvolt-Energias Renovaveis SA (A)	56	387
Mota-Engil SGPS SA (A)(B)	5,636	8,949
NOS SGPS SA	13,982	56,332
REN - Redes Energeticas Nacionais SGPS SA	21,605	63,854
Sonae SGPS SA	56,969	60,051
The Navigator Company SA	12,847	45,205
		396,969
Russia - 0.0%
Petropavlovsk PLC (A)(B)	156,141	43,010
Singapore - 1.2%
Accordia Golf Trust (C)	40,300	0
AEM Holdings, Ltd.	9,100	26,829
Ascendas India Trust	45,100	47,305
Banyan Tree Holdings, Ltd. (A)	19,800	4,651
Best World International, Ltd. (A)(C)	16,300	7,359
BOC Aviation, Ltd. (D)	6,100	50,898
Boustead Projects, Ltd.	3,000	2,054
Boustead Singapore, Ltd.	10,000	7,104
Bukit Sembawang Estates, Ltd.	11,000	39,082
BW Energy, Ltd. (A)	932	2,967
BW LPG, Ltd. (D)	4,059	22,067
China Aviation Oil Singapore Corp., Ltd.	14,400	9,982
Chip Eng Seng Corp., Ltd.	33,000	9,892
ComfortDelGro Corp., Ltd.	86,000	95,084
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	12,059
CSE Global, Ltd.	34,000	11,965
Delfi, Ltd.	21,900	12,290
Ezion Holdings, Ltd. (A)(C)	131,300	4,158
Far East Orchard, Ltd.	5,000	4,029
First Resources, Ltd.	19,300	23,085
Fraser and Neave, Ltd.	8,600	8,911
Gallant Venture, Ltd. (A)	71,000	6,710
Golden Agri-Resources, Ltd.	323,200	55,687
GuocoLand, Ltd.	10,400	12,514
Halcyon Agri Corp., Ltd. (A)	4,293	728
Haw Par Corp., Ltd.	4,700	39,846
Ho Bee Land, Ltd.	11,400	23,695
Hong Fok Corp., Ltd.	20,100	11,517
Hong Leong Finance, Ltd.	12,900	22,652
Hyflux, Ltd. (A)	24,000	240
iFAST Corp., Ltd.	7,000	48,197
IGG, Inc.	38,000	35,484
Indofood Agri Resources, Ltd. (A)	25,000	5,501
Japfa, Ltd.	22,700	11,371
Kenon Holdings, Ltd.	1,156	47,658
Keppel Infrastructure Trust	157,190	63,098
Metro Holdings, Ltd.	31,600	17,649
Midas Holdings, Ltd. (A)(C)	86,000	10,337
NetLink NBN Trust	46,300	33,908
Oceanus Group, Ltd. (A)	1,035,500	31,002
OM Holdings, Ltd. (A)	10,791	7,304
OUE, Ltd.	11,100	10,977
Oxley Holdings, Ltd.	26,867	4,024
Raffles Medical Group, Ltd.	35,758	38,288
Razer, Inc. (A)(D)	186,000	37,731
Riverstone Holdings, Ltd.	31,400	20,452
SBS Transit, Ltd.	5,000	10,946
Sembcorp Industries, Ltd.	36,100	48,314
Sembcorp Marine, Ltd. (A)	812,835	49,271

126

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Sheng Siong Group, Ltd.	29,900	$32,466
SIA Engineering Company, Ltd. (A)	12,800	19,737
SIIC Environment Holdings, Ltd.	35,800	5,248
Sinarmas Land, Ltd.	94,200	18,506
Singapore Land Group, Ltd.	7,100	13,729
Singapore Post, Ltd.	66,100	30,779
Singapore Press Holdings, Ltd.	66,000	94,623
Stamford Land Corp., Ltd.	59,000	21,215
StarHub, Ltd.	25,600	22,913
Straits Trading Company, Ltd.	1,200	2,715
Swiber Holdings, Ltd. (A)(C)	15,000	722
The Hour Glass, Ltd.	10,100	11,581
Thomson Medical Group, Ltd. (A)	212,000	13,067
UMS Holdings, Ltd.	14,000	17,277
UOB-Kay Hian Holdings, Ltd.	14,981	17,157
Wing Tai Holdings, Ltd.	21,205	28,230
XP Power, Ltd.	824	56,964
Yeo Hiap Seng, Ltd.	1,129	717
		1,514,518
South Africa - 0.2%
Investec PLC	24,092	102,810
Mediclinic International PLC (A)	18,139	76,024
		178,834
Spain - 2.0%
Acciona SA	425	70,653
Acerinox SA	7,380	94,590
Aedas Homes SA (D)	426	12,385
Alantra Partners SA	1,181	21,713
Almirall SA	2,459	39,004
Amper SA (A)	82,546	17,633
Applus Services SA	6,225	59,283
Atresmedia Corp. de Medios de Comunicacion SA (A)	6,046	25,912
Banco de Sabadell SA (A)	236,360	197,591
Bankinter SA	27,501	160,912
Caja de Ahorros del Mediterraneo (A)(C)	5,428	0
Cia de Distribucion Integral Logista Holdings SA	1,412	29,695
CIE Automotive SA	2,718	68,534
Construcciones y Auxiliar de Ferrocarriles SA	1,139	47,521
Ebro Foods SA	3,323	63,440
eDreams ODIGEO SA (A)	4,905	42,808
Elecnor SA	2,026	22,746
Enagas SA	9,408	209,084
Ence Energia y Celulosa SA (A)	6,294	17,366
Ercros SA (A)	5,006	20,500
Faes Farma SA	12,916	50,642
Fluidra SA	2,959	117,302
Fomento de Construcciones y Contratas SA	2,366	28,686
Gestamp Automocion SA (A)(D)	2,814	10,916
Global Dominion Access SA (D)	5,439	27,590
Grupo Catalana Occidente SA	2,346	85,704
Grupo Empresarial San Jose SA	2,194	12,413
Iberpapel Gestion SA	65	1,402
Indra Sistemas SA (A)	6,017	64,452
Laboratorios Farmaceuticos Rovi SA	987	64,572
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	27,501	54,238
Mapfre SA	25,312	55,166
Mediaset Espana Comunicacion SA (A)	7,779	44,134
Melia Hotels International SA (A)	6,008	44,616
Metrovacesa SA (A)(D)	1,256	10,780
Miquel y Costas & Miquel SA	1,474	28,907
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Neinor Homes SA (A)(D)	1,978	$26,407
Obrascon Huarte Lain SA (A)	19,608	14,190
Pharma Mar SA	664	57,117
Promotora de Informaciones SA, Class A (A)	11,711	7,894
Prosegur Cash SA (D)	11,946	9,584
Prosegur Cia de Seguridad SA	10,114	30,147
Realia Business SA (A)	17,710	14,322
Sacyr SA	22,231	54,630
Solaria Energia y Medio Ambiente SA (A)	3,480	54,972
Talgo SA (A)(D)	4,711	24,480
Tecnicas Reunidas SA (A)	830	7,848
Tubacex SA (A)	6,252	11,318
Unicaja Banco SA (D)	62,819	65,338
Vidrala SA	788	85,836
Viscofan SA	1,837	120,292
Zardoya Otis SA	7,487	60,810
		2,568,075
Sweden - 3.5%
AcadeMedia AB (D)	3,665	25,065
AddLife AB, B Shares	2,634	96,335
AddNode Group AB	1,465	57,902
AddTech AB, B Shares	543	9,634
AFRY AB	2,244	68,331
Alimak Group AB (D)	2,141	32,171
Ambea AB (D)	1,195	8,746
Annehem Fastigheter AB, B Shares (A)	1,155	4,621
AQ Group AB (A)	291	9,595
Arjo AB, B Shares	10,690	131,650
Atrium Ljungberg AB, B Shares	2,105	44,049
Attendo AB (A)(D)	5,286	22,806
Beijer Alma AB	2,393	54,324
Bergman & Beving AB	2,270	38,350
Betsson AB, B Shares (A)	5,105	42,318
BHG Group AB (A)	2,406	34,759
Bilia AB, A Shares	3,960	71,465
BioGaia AB, B Shares	901	45,255
Biotage AB	3,574	97,442
Bonava AB, B Shares	3,323	30,140
Boozt AB (A)(D)	993	16,358
Bravida Holding AB (D)	7,844	105,868
BTS Group AB, B Shares	346	14,304
Bufab AB	1,896	67,608
Bulten AB	717	6,876
Bure Equity AB	1,700	70,263
Byggmax Group AB	5,363	45,865
Calliditas Therapeutics AB, B Shares (A)	1,333	14,579
Catena AB	1,429	77,226
Cellavision AB	540	24,118
Clas Ohlson AB, B Shares (A)	3,185	32,722
Cloetta AB, B Shares	10,640	32,865
Collector AB (A)	1,870	8,133
Coor Service Management Holding AB (D)	1,376	12,996
Corem Property Group AB, B Shares	22,122	58,477
Dios Fastigheter AB	3,582	34,873
Duni AB (A)	2,559	29,592
Dustin Group AB (D)	4,979	53,408
Elanders AB, B Shares	508	8,452
Electrolux Professional AB, B Shares (A)	3,716	26,532
Enea AB (A)	1,522	36,692
Fagerhult AB	4,609	35,166
Fastighets AB Trianon	363	8,679
FastPartner AB, A Shares	2,697	32,436

127

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
FastPartner AB, D Shares	84	$777
Fingerprint Cards AB, B Shares (A)(B)	12,246	33,838
G5 Entertainment AB	330	14,944
GARO AB	1,075	22,895
Granges AB	7,040	84,566
Haldex AB (A)	3,364	17,775
Heba Fastighets AB, Class B	684	9,973
Hexatronic Group AB	1,111	34,592
HMS Networks AB	1,433	68,996
Hoist Finance AB (A)(D)	2,083	7,347
Humana AB (A)	2,641	22,114
Instalco AB	1,179	53,910
Inwido AB	3,126	52,044
JM AB	2,484	87,802
John Mattson Fastighetsforetagen AB (A)	589	11,589
KNOW IT AB	1,023	41,157
Kungsleden AB	8,561	112,807
Lagercrantz Group AB, B Shares	12,207	146,090
LeoVegas AB (D)	2,160	8,402
Lime Technologies AB	347	13,504
Lindab International AB	4,565	115,943
Loomis AB	2,298	62,272
Mekonomen AB (A)	2,150	38,268
MIPS AB	888	89,054
Modern Times Group MTG AB, B Shares (A)	4,110	49,763
Momentum Group AB, Class B	2,270	51,690
Munters Group AB (D)	2,324	19,002
Mycronic AB	2,326	57,858
NCAB Group AB	202	13,209
NCC AB, B Shares	835	13,154
Nederman Holding AB	887	16,657
Nelly Group AB (A)	611	2,348
New Wave Group AB, B Shares (A)	4,353	64,859
Nobia AB	6,676	43,996
Nobina AB (D)	4,239	38,002
Nolato AB, B Shares	6,748	80,488
Nordic Waterproofing Holding AB	2,615	61,328
NP3 Fastigheter AB	1,683	43,796
Nyfosa AB	9,287	131,144
OEM International AB, B Shares	3,120	57,690
Pandox AB (A)	3,303	52,287
Peab AB, Class B	4,062	42,004
Platzer Fastigheter Holding AB, Series B	3,454	51,993
Pricer AB, B Shares	7,930	25,702
Proact IT Group AB	1,428	11,423
Qliro AB (A)	611	2,141
Ratos AB, B Shares	14,845	86,898
RaySearch Laboratories AB (A)	2,452	17,198
Resurs Holding AB (D)	6,236	28,882
SAS AB (A)	203,931	44,602
Scandi Standard AB	4,648	27,739
Scandic Hotels Group AB (A)(D)	5,932	24,031
Sectra AB, B Shares (A)	5,030	101,513
Sensys Gatso Group AB (A)	23,414	2,725
SkiStar AB (A)	2,041	42,232
Stendorren Fastigheter AB (A)	407	10,710
Systemair AB	3,604	31,749
Tethys Oil AB	2,334	16,156
Troax Group AB	1,308	50,226
VBG Group AB, B Shares	630	12,347
Vitec Software Group AB, B Shares	273	14,899
Wihlborgs Fastigheter AB	2,828	56,211
		4,428,357
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland - 6.6%
Allreal Holding AG	692	$137,224
ALSO Holding AG (A)	324	93,453
APG SGA SA (A)	84	19,436
Arbonia AG	2,962	57,704
Aryzta AG (A)	57,916	86,400
Ascom Holding AG (A)	1,310	20,654
Autoneum Holding AG (A)	221	35,732
Bachem Holding AG, Class B	205	156,661
Baloise Holding AG	500	75,845
Banque Cantonale de Geneve, Bearer Shares	142	25,421
Banque Cantonale Vaudoise	549	41,742
Belimo Holding AG	500	263,908
Bell Food Group AG	138	42,760
Bellevue Group AG	467	19,678
Berner Kantonalbank AG	242	53,833
BKW AG	935	100,943
Bobst Group SA (A)	632	54,763
Bossard Holding AG, Class A	310	96,831
Bucher Industries AG	390	185,176
Burckhardt Compression Holding AG	143	57,668
Burkhalter Holding AG	218	15,449
Bystronic AG	74	99,892
Calida Holding AG	285	13,781
Carlo Gavazzi Holding AG, Bearer Shares	38	10,168
Cembra Money Bank AG	1,587	106,582
Cie Financiere Tradition SA, Bearer Shares	104	12,435
Clariant AG (A)	8,756	164,353
Coltene Holding AG (A)	198	25,234
Comet Holding AG	339	117,229
DKSH Holding AG	1,744	136,414
dormakaba Holding AG	140	101,567
Dufry AG (A)	2,523	141,733
EFG International AG (A)	4,687	33,777
Emmi AG	107	110,470
Energiedienst Holding AG	979	43,967
Evolva Holding SA (A)(B)	72,989	11,416
Feintool International Holding AG (A)	142	9,183
Fenix Outdoor International AG	225	37,443
Ferrexpo PLC	22,757	99,749
Flughafen Zurich AG (A)	933	166,227
Forbo Holding AG	58	114,564
Fundamenta Real Estate AG	1,024	22,210
Galenica AG (D)	2,186	154,214
GAM Holding AG (A)	11,204	20,399
Georg Fischer AG	220	325,810
Gurit Holding AG, Bearer Shares	22	41,173
Helvetia Holding AG	1,730	187,674
Hiag Immobilien Holding AG	420	45,131
HOCHDORF Holding AG (A)	16	717
Huber + Suhner AG	586	45,312
Hypothekarbank Lenzburg AG	3	13,648
Implenia AG (A)	994	22,055
Ina Invest Holding AG (A)	199	3,977
Inficon Holding AG	106	123,779
Interroll Holding AG	35	148,183
Intershop Holding AG	76	47,348
Investis Holding SA	98	11,066
IWG PLC (A)	38,584	151,069
Jungfraubahn Holding AG (A)	199	29,349
Kardex Holding AG	299	84,193
Komax Holding AG (A)	221	58,102
Kongsberg Automotive ASA (A)	23,611	6,504

128

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Kudelski SA, Bearer Shares (B)	2,497	$10,512
Landis+Gyr Group AG (A)	1,111	71,354
LEM Holding SA	19	44,200
Luzerner Kantonalbank AG	173	77,406
Medacta Group SA (A)(D)	218	34,070
Medartis Holding AG (A)(D)	288	33,533
medmix AG (A)(D)	877	41,406
Metall Zug AG, B Shares	12	25,375
Mobilezone Holding AG	2,336	32,240
Mobimo Holding AG (A)	347	115,181
Novavest Real Estate AG (A)	212	10,385
OC Oerlikon Corp. AG	9,769	106,448
Orascom Development Holding AG (A)	533	6,347
Orior AG	425	41,592
Phoenix Mecano AG, Bearer Shares	38	18,188
Plazza AG, Class A	68	24,524
PSP Swiss Property AG	2,466	297,112
Rieter Holding AG (A)	251	54,856
Romande Energie Holding SA	34	47,053
Schaffner Holding AG	40	12,088
Schweiter Technologies AG, Bearer Shares	48	68,940
Sensirion Holding AG (A)(D)	378	45,945
SFS Group AG	907	123,237
Siegfried Holding AG (A)	220	196,011
SIG Combibloc Group AG (A)	2,666	70,888
Softwareone Holding AG (A)	2,412	52,742
St. Galler Kantonalbank AG, Class A	152	67,754
Sulzer AG	877	83,235
Swiss Prime Site AG	2,641	257,976
Swiss Steel Holding AG (A)	39,436	16,083
Swissquote Group Holding SA	588	108,321
Tecan Group AG	345	195,402
TX Group AG (A)	201	33,165
u-blox Holding AG (A)	431	28,526
Valiant Holding AG	717	68,113
Valora Holding AG (A)	244	47,724
VAT Group AG (D)	1,366	539,120
Vaudoise Assurances Holding SA	64	30,858
Vetropack Holding AG	500	30,942
Vifor Pharma AG	192	24,886
Von Roll Holding AG, Bearer Shares (A)	7,878	8,779
Vontobel Holding AG	1,521	127,967
VZ Holding AG	805	80,170
V-ZUG Holding AG (A)	120	16,733
Walliser Kantonalbank	203	21,875
Warteck Invest AG	8	20,905
Ypsomed Holding AG	103	16,970
Zehnder Group AG	615	65,070
Zug Estates Holding AG, B Shares	16	33,981
Zuger Kantonalbank AG, Bearer Shares	9	64,679
		8,390,245
Taiwan - 0.0%
Ya Hsin Industrial Company, Ltd. (A)(C)	138,000	0
United Arab Emirates - 0.0%
Lamprell PLC (A)	11,610	5,569
Network International Holdings PLC (A)(D)	3,782	18,531
		24,100
United Kingdom - 12.8%
4imprint Group PLC	1,523	61,355
A.G. Barr PLC (A)	4,718	33,000
Advanced Medical Solutions Group PLC	7,031	29,081
Airtel Africa PLC (D)	23,588	31,574
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
AJ Bell PLC	6,808	$36,516
Alliance Pharma PLC	16,518	23,224
Anglo Pacific Group PLC	12,147	21,653
Anglo-Eastern Plantations PLC	1,225	10,318
AO World PLC (A)	8,013	23,361
Aptitude Software Group PLC	2,037	18,694
Ascential PLC (A)	15,022	82,858
Ashmore Group PLC	15,764	72,113
Aston Martin Lagonda Global Holdings PLC (A)(D)	878	22,633
Avon Protection PLC	1,565	40,939
Babcock International Group PLC (A)	22,879	114,065
Bakkavor Group PLC (D)	5,579	10,016
Balfour Beatty PLC	34,581	125,567
Beazley PLC (A)	24,625	125,369
Bellway PLC	5,109	225,341
Biffa PLC (A)(D)	9,837	47,347
Bloomsbury Publishing PLC	2,159	9,722
Bodycote PLC	9,417	110,341
boohoo Group PLC (A)	3,748	10,939
Braemar Shipping Services PLC	1,328	4,542
Brewin Dolphin Holdings PLC	15,066	77,348
Britvic PLC	13,590	163,358
Bytes Technology Group PLC (A)	8,409	56,998
Cairn Energy PLC	24,079	60,758
Capita PLC (A)	67,697	46,116
Card Factory PLC (A)	14,688	10,628
CareTech Holdings PLC	4,102	35,425
Carillion PLC (A)(C)	35,521	4,590
Central Asia Metals PLC	8,189	24,408
Centrica PLC (A)	208,824	158,573
Chemring Group PLC	13,921	59,617
Chesnara PLC	7,709	29,542
Circassia Group PLC (A)	9,034	5,414
Clarkson PLC	1,348	69,064
Clinigen Group PLC	5,031	43,179
Clipper Logistics PLC	3,406	33,323
Close Brothers Group PLC	8,356	173,556
CLS Holdings PLC	10,759	32,096
CMC Markets PLC (D)	7,009	26,719
Coats Group PLC	33,515	30,408
Computacenter PLC	3,949	143,647
Concentric AB	2,526	47,652
ContourGlobal PLC (D)	3,601	9,104
Costain Group PLC (A)	4,797	3,669
Countryside Properties PLC (A)(D)	23,711	160,532
Cranswick PLC	2,746	131,825
Crest Nicholson Holdings PLC	13,693	70,262
Currys PLC	44,671	79,973
CVS Group PLC (A)	2,750	89,314
Daily Mail & General Trust PLC, Class A	7,839	113,764
De La Rue PLC (A)	10,028	24,681
Debenhams PLC (A)(C)	76,182	0
Devro PLC	12,253	35,379
DFS Furniture PLC	12,509	43,729
Dialight PLC (A)	105	507
Dignity PLC (A)	3,439	31,043
Diploma PLC	4,022	152,937
DiscoverIE Group PLC	5,627	78,158
Domino's Pizza Group PLC	21,324	113,237
dotdigital Group PLC	12,814	41,493
Drax Group PLC	21,413	138,539
Dunelm Group PLC	5,320	101,376
DWF Group PLC (D)	5,285	7,677

129

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
easyJet PLC (A)	159	$1,404
EKF Diagnostics Holdings PLC	8,242	9,317
Electrocomponents PLC	11,645	168,580
Elementis PLC (A)	35,393	71,348
EMIS Group PLC	2,542	47,693
Endeavour Mining PLC	3,258	73,335
EnQuest PLC (A)	115,537	36,674
Equiniti Group PLC (A)(D)	10,616	25,513
Esken, Ltd. (A)	25,251	4,820
Essentra PLC	14,966	53,627
Euromoney Institutional Investor PLC	4,334	59,024
FD Technologies PLC (A)	243	7,671
FDM Group Holdings PLC	3,208	54,783
Fevertree Drinks PLC	5,193	162,925
Firstgroup PLC (A)	78,582	94,526
Forterra PLC (D)	6,408	23,945
Foxtons Group PLC	23,551	15,773
Frasers Group PLC (A)	10,048	91,886
Frontier Developments PLC (A)	532	17,517
Fuller Smith & Turner PLC, Class A (A)	1,525	14,973
Funding Circle Holdings PLC (A)(D)	3,849	8,055
Future PLC	3,994	197,843
Galliford Try Holdings PLC	5,675	13,855
Games Workshop Group PLC	1,052	145,137
Gamesys Group PLC	3,107	77,317
Gamma Communications PLC	1,848	45,320
GB Group PLC	2,086	24,193
Gem Diamonds, Ltd.	12,666	8,722
Genel Energy PLC	4,784	9,166
Genuit Group PLC	12,035	112,075
Genus PLC	693	50,663
Grainger PLC	32,768	134,456
Greggs PLC	5,441	214,535
Gulf Keystone Petroleum, Ltd.	7,420	20,135
Halfords Group PLC	15,547	63,712
Harbour Energy PLC (A)	2,627	12,822
Hays PLC	77,290	168,530
Headlam Group PLC	6,602	43,473
Helical PLC	6,424	38,319
Helios Towers PLC (A)	11,614	28,261
Henry Boot PLC	5,301	20,103
Hill & Smith Holdings PLC	4,214	102,698
Hilton Food Group PLC	3,061	48,026
Hollywood Bowl Group PLC (A)	8,153	26,557
Hunting PLC	8,331	25,354
Hyve Group PLC (A)	12,149	18,132
Ibstock PLC (D)	19,043	52,853
IDOX PLC	10,437	9,855
IG Group Holdings PLC	16,821	181,772
IMI PLC	12,553	279,040
Impax Asset Management Group PLC	2,421	37,489
Inchcape PLC	19,909	216,643
Indivior PLC (A)	36,002	104,061
IntegraFin Holdings PLC	9,972	69,241
International Personal Finance PLC	12,526	23,370
iomart Group PLC	2,265	6,572
IP Group PLC	38,897	73,135
IQE PLC (A)	9,568	6,127
J.D. Wetherspoon PLC (A)	4,332	60,530
James Fisher & Sons PLC	2,814	32,495
James Halstead PLC	2,786	19,668
JET2 PLC (A)	4,917	85,197
John Menzies PLC (A)	3,549	14,979
John Wood Group PLC (A)	29,391	90,798
Johnson Service Group PLC (A)	14,257	28,797
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Jupiter Fund Management PLC	22,824	$76,489
Just Group PLC (A)	37,116	44,980
Kainos Group PLC	4,099	103,266
Keller Group PLC	4,206	54,049
Kier Group PLC (A)	22,531	36,589
Kin & Carta PLC (A)	3,492	12,905
Lancashire Holdings, Ltd.	11,586	87,259
Learning Technologies Group PLC	10,417	30,321
Liontrust Asset Management PLC	2,411	68,801
Lookers PLC (A)	22,449	19,431
LSL Property Services PLC	6,404	37,810
Luceco PLC (D)	1,922	8,422
M&C Saatchi PLC (A)	253	542
Man Group PLC	73,477	201,550
Marks & Spencer Group PLC (A)	55,905	137,226
Marshalls PLC	10,383	103,992
Marston's PLC (A)	37,566	40,925
McBride PLC (A)	14,770	15,039
Mears Group PLC (A)	8,289	22,941
Meggitt PLC (A)	21,288	210,027
Metro Bank PLC (A)	674	955
Micro Focus International PLC	8,470	46,588
Mitchells & Butlers PLC (A)	16,776	53,346
Mitie Group PLC (A)	68,528	64,994
MJ Gleeson PLC	2,770	29,539
Moneysupermarket.com Group PLC	27,587	78,744
Morgan Advanced Materials PLC	14,263	69,030
Morgan Sindall Group PLC	2,381	76,081
Mortgage Advice Bureau Holdings, Ltd.	1,276	19,638
MP Evans Group PLC	203	2,185
N. Brown Group PLC (A)	9,633	6,482
National Express Group PLC (A)	23,513	76,322
NCC Group PLC	13,335	45,789
Next Fifteen Communications Group PLC	3,756	57,139
Ninety One PLC	12,803	44,285
Norcros PLC	6,666	26,977
Numis Corp. PLC	2,926	14,121
On the Beach Group PLC (A)(D)	5,451	27,965
OSB Group PLC	16,331	110,101
Oxford Instruments PLC	2,839	86,438
PageGroup PLC	17,115	143,344
Pan African Resources PLC	85,815	18,091
Paragon Banking Group PLC	13,704	100,771
PayPoint PLC	2,581	24,637
Pendragon PLC (A)	102,667	25,294
Pennon Group PLC	5,043	76,870
Petrofac, Ltd. (A)(B)	12,318	27,827
Pets at Home Group PLC	24,400	157,344
Pharos Energy PLC (A)	16,636	4,340
Photo-Me International PLC (A)	18,684	15,514
Polar Capital Holdings PLC	3,830	41,710
Porvair PLC	2,468	22,903
Premier Foods PLC	41,106	64,339
Provident Financial PLC (A)	10,619	47,663
Purplebricks Group PLC (A)	7,294	5,890
PZ Cussons PLC	13,141	39,760
QinetiQ Group PLC	27,714	119,960
Quilter PLC (D)	84,985	162,970
Rank Group PLC (A)	7,303	16,769
Rathbone Brothers PLC	2,988	80,877
Reach PLC	28,863	135,602
Redcentric PLC	5,876	10,888
Redde Northgate PLC	8,929	48,182
Redrow PLC	14,867	133,511

130

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Renew Holdings PLC	4,150	$43,975
Renewi PLC (A)	5,276	43,252
Renishaw PLC	743	47,170
Ricardo PLC	2,982	17,140
RM PLC	8,752	27,794
Robert Walters PLC	4,693	46,338
Rotork PLC	46,083	215,385
Royal Mail PLC	44,161	249,744
RPS Group PLC	15,418	24,647
RWS Holdings PLC	10,029	84,776
Sabre Insurance Group PLC (D)	5,914	17,387
Saga PLC (A)	4,637	21,990
Savills PLC	7,351	133,308
Senior PLC (A)	21,835	50,152
Serco Group PLC	8,103	14,597
Serica Energy PLC	5,002	15,551
Severfield PLC	11,941	12,130
SIG PLC (A)	64,105	41,408
Smart Metering Systems PLC	3,350	37,814
Softcat PLC	6,128	166,529
Spectris PLC	4,549	236,091
Speedy Hire PLC	24,369	20,871
Spire Healthcare Group PLC (A)(D)	12,358	34,057
Spirent Communications PLC	33,589	125,878
Sportech PLC (A)	11,390	5,677
SSP Group PLC (A)	36,801	136,154
Stagecoach Group PLC (A)	27,597	31,139
SThree PLC	8,144	63,719
Stock Spirits Group PLC	6,082	30,647
Stolt-Nielsen, Ltd.	2,414	33,809
Studio Retail Group PLC (A)	8,139	29,141
STV Group PLC	2,712	13,533
Superdry PLC (A)	3,110	10,971
Synthomer PLC	17,828	119,259
Tate & Lyle PLC	23,148	215,288
Tatton Asset Management PLC	1,955	13,119
Ted Baker PLC (A)	2,896	5,537
Telecom Plus PLC	3,652	59,744
The Go-Ahead Group PLC (A)	3,096	33,387
The Gym Group PLC (A)(D)	5,959	23,814
The Restaurant Group PLC (A)	30,769	42,751
The Vitec Group PLC	2,842	57,471
Thomas Cook Group PLC (A)(C)	58,171	0
TI Fluid Systems PLC (D)	1,686	5,711
Topps Tiles PLC (A)	15,591	14,494
TP Icap Group PLC	45,423	97,636
Travis Perkins PLC	9,266	190,515
Treatt PLC	2,204	30,017
Trifast PLC	7,237	13,862
TT Electronics PLC	14,769	51,479
Tullow Oil PLC (A)(B)	72,437	49,805
Tyman PLC	9,005	50,952
U & I Group PLC (A)	12,008	14,461
Ultra Electronics Holdings PLC	3,309	143,969
Vectura Group PLC	30,807	67,924
Vesuvius PLC	12,719	82,960
Victrex PLC	4,079	130,086
Virgin Money UK PLC (A)	52,278	143,105
Vistry Group PLC	11,609	190,516
Vivo Energy PLC (D)	4,666	6,672
Volex PLC	3,136	18,346
Volution Group PLC	1,861	12,267
VP PLC	637	8,704
Watches of Switzerland Group PLC (A)(D)	4,075	51,596
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Watkin Jones PLC	6,905	$20,926
WH Smith PLC (A)	4,243	97,436
Wickes Group PLC	13,094	40,166
Wilmington PLC	8,076	24,171
Wincanton PLC	10,534	50,511
Xaar PLC (A)	5,629	12,735
Young & Company's Brewery PLC, Class A (A)	1,224	25,396
Zotefoams PLC	1,549	7,963
		16,217,465
United States - 0.5%
Argonaut Gold, Inc. (A)	12,559	27,268
Atlantic Sapphire ASA (A)(B)	1,333	5,269
Burford Capital, Ltd.	4,895	53,360
Diversified Energy Company PLC	12,927	20,578
Energy Fuels, Inc. (A)	730	5,106
Frontage Holdings Corp. (A)(D)	14,000	9,066
Invesque, Inc. (A)(B)	2,000	4,160
Primo Water Corp.	1,600	25,152
Primo Water Corp. (Toronto Stock Exchange)	6,607	104,066
PureTech Health PLC (A)	9,879	47,641
REC Silicon ASA (A)	13,597	20,333
Reliance Worldwide Corp., Ltd.	32,462	118,040
Samsonite International SA (A)(D)	7,200	15,462
Sims, Ltd.	9,104	85,521
Viemed Healthcare, Inc. (A)	2,600	14,430
Vobile Group, Ltd. (A)	36,000	28,440
		583,892
TOTAL COMMON STOCKS (Cost $115,483,433)		$124,903,735
PREFERRED SECURITIES - 0.3%
Germany - 0.3%
Biotest AG	486	22,230
Draegerwerk AG & Company KGaA	565	46,287
Fuchs Petrolub SE	2,535	118,479
Jungheinrich AG	2,336	108,331
Sixt SE	838	74,402
STO SE & Company KGaA	163	38,211
Villeroy & Boch AG	625	16,834
		424,774
TOTAL PREFERRED SECURITIES (Cost $301,180)		$424,774
RIGHTS - 0.0%
Borussia Dortmund GmbH & Company KGaA (Expiration Date: 10-5-21; Strike Price: EUR 4.70) (A)(B)	3,564	70
Deutsche Lufthansa AG (Expiration Date: 10-6-21; Strike Price: EUR 3.58) (A)(B)	4,772	11,332
OPC Energy, Ltd. (Expiration Date: 10-5-21; Strike Price: ILS 25.00) (A)	46	192
Sandfire Resources Ltd. (Expiration Date: 10-14-21; Strike Price: AUD 5.40) (A)	8,336	482
TOTAL RIGHTS (Cost $17,785)		$12,076
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 10-6-22; Strike Price: HKD 1.20) (A)	3,079	57
Treasury Metals, Inc. (Expiration Date: 8-7-23; Strike Price: CAD 1.50) (A)	650	133

131

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	1,316	$1,708
TOTAL WARRANTS (Cost $0)		$1,898
SHORT-TERM INVESTMENTS - 2.3%
Short-term funds - 2.3%
John Hancock Collateral Trust, 0.0303% (F)(G)	294,894	2,950,767
TOTAL SHORT-TERM INVESTMENTS (Cost $2,950,753)		$2,950,767
Total Investments (International Small Company Trust) (Cost $118,753,151) - 100.9%		$128,293,250
Other assets and liabilities, net - (0.9%)		(1,191,080)
TOTAL NET ASSETS - 100.0%		$127,102,170
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
International Small Company Trust (continued)
EUR	Euro
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $4,044,941. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $1,851,614 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 9-30-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	7	Long	Dec 2021	$828,572	$792,820	$(35,752)
						$(35,752)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 73.5%
U.S. Government – 32.2%
U.S. Treasury Bonds
1.250%, 05/15/2050	$1,335,000	$1,092,145
1.750%, 08/15/2041	2,475,000	2,365,945
1.875%, 02/15/2051	2,545,000	2,426,896
2.250%, 05/15/2041 to 08/15/2046	7,670,000	7,949,760
2.500%, 02/15/2045 (A)	1,204,000	1,300,226
2.500%, 02/15/2046	648,000	700,802
2.875%, 05/15/2043	1,170,000	1,342,712
3.000%, 11/15/2044 to 02/15/2048	9,575,000	11,312,671
3.125%, 08/15/2044 (A)	5,535,000	6,624,054
3.125%, 05/15/2048	3,205,000	3,899,584
3.375%, 05/15/2044	1,690,000	2,100,551
3.625%, 08/15/2043	680,000	872,817
3.750%, 11/15/2043 (A)	2,908,000	3,804,482
4.375%, 11/15/2039	1,170,000	1,621,364
5.375%, 02/15/2031	3,000	4,038
6.500%, 11/15/2026	3,135,000	3,997,370
U.S. Treasury Inflation Protected Securities
0.125%, 02/15/2051	199,202	218,178
0.375%, 01/15/2027	717,544	792,166
0.750%, 07/15/2028	173,987	199,204
0.875%, 02/15/2047	1,023,347	1,310,604
1.000%, 02/15/2048	243,520	322,893
U.S. Treasury Notes
0.375%, 01/31/2026	1,610,000	1,575,410
0.625%, 05/15/2030 (A)	14,855,000	13,865,054
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
0.625%, 08/15/2030	$1,590,000	$1,479,135
0.875%, 11/15/2030	1,425,000	1,352,303
1.625%, 05/15/2031	6,790,000	6,869,570
2.750%, 02/15/2028	6,865,000	7,510,471
		86,910,405
U.S. Government Agency – 41.3%
Federal Home Loan Mortgage Corp.
3.000%, 12/01/2046 to 04/01/2048	332,228	351,867
3.500%, 03/01/2048 to 06/01/2048	1,046,912	1,110,882
5.000%, 12/01/2034	96,874	108,369
6.500%, 04/01/2029 to 08/01/2034	6,472	7,675
7.500%, 12/01/2025 to 05/01/2028	1,820	2,037
Federal National Mortgage Association
2.000%, TBA (B)	44,190,000	44,467,105
2.500%, TBA (B)	8,000,000	8,243,700
2.500%, 07/01/2030 to 04/01/2045	859,226	891,556
2.660%, 03/01/2027	793,286	840,876
2.720%, 03/01/2027	716,567	761,529
3.000%, TBA (B)	8,600,000	9,011,692
3.500%, 06/01/2046 to 05/01/2048	3,761,634	4,003,688
4.000%, TBA (B)	5,800,000	6,214,836
4.500%, TBA (B)	3,300,000	3,568,769
5.000%, TBA (B)	1,800,000	1,978,935

132

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
2.000%, TBA (B)		$4,200,000	$4,253,753
3.000%, TBA (B)		11,500,000	12,002,743
3.500%, TBA (B)		5,400,000	5,678,930
4.000%, TBA (B)		2,600,000	2,759,134
4.000%, 11/15/2040 to 02/15/2042		32,939	36,108
4.500%, TBA (B)		4,600,000	4,905,609
6.000%, 08/15/2032 to 04/15/2035		40,535	46,726
6.500%, 06/15/2028 to 02/15/2035		18,904	21,120
7.000%, 11/15/2031 to 11/15/2033		91,452	102,584
			111,370,223
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $196,859,924)			$198,280,628
FOREIGN GOVERNMENT OBLIGATIONS – 6.2%
Angola – 0.1%
Republic of Angola
8.000%, 11/26/2029		200,000	205,068
8.250%, 05/09/2028		200,000	207,196
			412,264
Argentina – 0.0%
Republic of Argentina
1.000%, 07/09/2029		5,292	2,011
(1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		155,241	50,773
			52,784
Benin – 0.1%
Republic of Benin 4.950%, 01/22/2035	EUR	305,000	344,276
Bermuda – 0.1%
Government of Bermuda 2.375%, 08/20/2030 (C)		$200,000	198,000
Brazil – 0.7%
Federative Republic of Brazil
3.875%, 06/12/2030		990,000	959,756
10.000%, 01/01/2031	BRL	5,476,000	971,317
			1,931,073
Chile – 0.1%
Republic of Chile
3.100%, 05/07/2041		$240,000	231,605
3.250%, 09/21/2071		200,000	180,672
			412,277
Colombia – 0.4%
Republic of Colombia
3.875%, 04/25/2027		605,000	627,004
5.000%, 06/15/2045		200,000	194,928
5.625%, 02/26/2044		200,000	208,578
			1,030,510
Croatia – 0.2%
Republic of Croatia 1.500%, 06/17/2031	EUR	515,000	623,474
Dominican Republic – 0.2%
Government of Dominican Republic 6.400%, 06/05/2049 (C)		$425,000	449,867
Egypt – 0.1%
Arab Republic of Egypt 7.625%, 05/29/2032 (C)		210,000	209,271
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ghana – 0.1%
Republic of Ghana 6.375%, 02/11/2027 (C)		$200,000	$188,050
Hungary – 0.3%
Republic of Hungary 1.625%, 04/28/2032	EUR	650,000	793,953
Indonesia – 0.2%
Republic of Indonesia 1.100%, 03/12/2033		530,000	594,432
Ivory Coast – 0.1%
Republic of Ivory Coast 4.875%, 01/30/2032		225,000	253,546
Jordan – 0.1%
The Hashemite Kingdom of Jordan 5.850%, 07/07/2030		$210,000	217,873
Macedonia – 0.2%
Republic of Macedonia 3.675%, 06/03/2026 (C)	EUR	265,000	335,811
Republic of North Macedonia 2.750%, 01/18/2025		210,000	254,613
			590,424
Mexico – 1.3%
Government of Mexico
1.125%, 01/17/2030		200,000	226,745
1.450%, 10/25/2033		600,000	655,742
2.659%, 05/24/2031		$200,000	192,946
4.280%, 08/14/2041		235,000	239,771
4.750%, 04/27/2032 to 03/08/2044		311,000	345,201
7.750%, 05/29/2031	MXN	35,584,600	1,767,430
			3,427,835
Panama – 0.3%
Republic of Panama
3.870%, 07/23/2060		$585,000	572,083
4.300%, 04/29/2053		200,000	211,566
			783,649
Peru – 0.1%
Republic of Peru
2.392%, 01/23/2026		35,000	35,711
3.300%, 03/11/2041		115,000	111,458
			147,169
Philippines – 0.3%
Republic of the Philippines
1.200%, 04/28/2033	EUR	535,000	618,882
1.750%, 04/28/2041		200,000	231,175
			850,057
Romania – 0.4%
Republic of Romania
2.625%, 12/02/2040 (C)		335,000	361,689
2.750%, 04/14/2041		175,000	188,271
3.375%, 02/08/2038		170,000	204,295
4.625%, 04/03/2049		317,000	429,665
			1,183,920
Saudi Arabia – 0.4%
Kingdom of Saudi Arabia
2.000%, 07/09/2039		400,000	484,953
2.250%, 02/02/2033 (C)		$485,000	471,546
			956,499
Senegal – 0.2%
Republic of Senegal
4.750%, 03/13/2028	EUR	200,000	240,764
6.250%, 05/23/2033		$255,000	266,175
			506,939

133

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Serbia – 0.1%
Republic of Serbia 1.650%, 03/03/2033 (C)	EUR	330,000	$363,328
United Arab Emirates – 0.1%
Finance Department Government of Sharjah 3.625%, 03/10/2033 (C)		$280,000	275,845
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $17,526,154)			$16,797,315
CORPORATE BONDS – 26.7%
Communication services – 3.0%
AT&T, Inc.
3.500%, 02/01/2061		45,000	43,063
3.550%, 09/15/2055		798,000	786,943
3.650%, 06/01/2051		215,000	219,082
3.800%, 12/01/2057		51,000	52,099
CCO Holdings LLC
4.250%, 02/01/2031 (C)		110,000	111,909
4.500%, 08/15/2030 (C)		70,000	72,220
Charter Communications Operating LLC
5.750%, 04/01/2048		125,000	157,912
6.484%, 10/23/2045		250,000	339,895
6.834%, 10/23/2055		40,000	59,118
Comcast Corp.
2.887%, 11/01/2051 (C)		146,000	140,040
2.937%, 11/01/2056 (C)		71,000	67,066
2.987%, 11/01/2063 (C)		77,000	72,156
3.250%, 11/01/2039		35,000	36,953
3.750%, 04/01/2040		365,000	410,086
4.049%, 11/01/2052		24,000	27,922
Cox Communications, Inc. 2.600%, 06/15/2031 (C)		170,000	172,066
CSC Holdings LLC 3.375%, 02/15/2031 (C)		430,000	399,900
Discovery Communications LLC
3.800%, 03/13/2024		80,000	85,319
3.950%, 06/15/2025		12,000	13,093
4.000%, 09/15/2055		246,000	257,242
5.300%, 05/15/2049		100,000	124,923
Lamar Media Corp. 3.750%, 02/15/2028		10,000	10,286
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (C)		40,000	40,186
Sprint Corp. 7.125%, 06/15/2024		85,000	96,747
Telecom Italia Capital SA
6.000%, 09/30/2034		15,000	16,838
7.721%, 06/04/2038		25,000	32,000
Telefonica Celular del Paraguay SA 5.875%, 04/15/2027 (C)		400,000	419,000
Time Warner Cable LLC
4.500%, 09/15/2042		455,000	497,925
5.875%, 11/15/2040		110,000	138,754
T-Mobile USA, Inc.
2.050%, 02/15/2028		185,000	186,480
3.500%, 04/15/2025		320,000	344,738
3.875%, 04/15/2030		190,000	209,791
4.500%, 04/15/2050		140,000	163,208
VEON Holdings BV 3.375%, 11/25/2027 (C)		225,000	228,107
Verizon Communications, Inc.
2.650%, 11/20/2040		145,000	136,238
2.850%, 09/03/2041		90,000	87,837
2.987%, 10/30/2056		83,000	76,639
3.400%, 03/22/2041		415,000	433,402
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc. (continued)
3.550%, 03/22/2051	$100,000	$105,460
4.272%, 01/15/2036	160,000	187,954
4.400%, 11/01/2034	225,000	266,462
4.812%, 03/15/2039	20,000	24,810
ViacomCBS, Inc. 4.200%, 05/19/2032	60,000	68,632
Videotron, Ltd. 5.375%, 06/15/2024 (C)	40,000	43,500
Vodafone Group PLC 6.150%, 02/27/2037	120,000	164,155
WMG Acquisition Corp. 3.875%, 07/15/2030 (C)	450,000	468,000
		8,096,156
Consumer discretionary – 1.4%
Alibaba Group Holding, Ltd. 3.400%, 12/06/2027	235,000	251,710
Amazon.com, Inc. 3.875%, 08/22/2037	170,000	200,729
AutoZone, Inc. 3.625%, 04/15/2025	55,000	59,612
General Motors Company
5.200%, 04/01/2045	80,000	97,420
6.125%, 10/01/2025	70,000	82,018
General Motors Financial Company, Inc.
1.250%, 01/08/2026	135,000	133,288
1.500%, 06/10/2026	360,000	357,818
Hanesbrands, Inc. 4.875%, 05/15/2026 (C)	50,000	54,150
Howard University
2.701%, 10/01/2029	100,000	101,481
2.801%, 10/01/2030	100,000	102,268
3.476%, 10/01/2041	120,000	124,918
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (C)	20,000	20,880
Las Vegas Sands Corp. 3.500%, 08/18/2026	180,000	183,861
Lithia Motors, Inc. 4.625%, 12/15/2027 (C)	30,000	31,575
McDonald's Corp.
3.350%, 04/01/2023	180,000	187,483
3.625%, 09/01/2049	160,000	174,461
New Red Finance, Inc. 3.500%, 02/15/2029 (C)	60,000	59,400
PulteGroup, Inc. 5.500%, 03/01/2026	307,000	355,831
Service Corp. International
3.375%, 08/15/2030	335,000	334,322
5.125%, 06/01/2029	507,000	551,185
The Home Depot, Inc. 3.300%, 04/15/2040	190,000	205,862
The William Carter Company 5.625%, 03/15/2027 (C)	105,000	108,848
Toll Brothers Finance Corp. 4.875%, 11/15/2025	50,000	56,000
		3,835,120
Consumer staples – 1.0%
Altria Group, Inc. 3.700%, 02/04/2051	130,000	122,401
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042	299,000	322,436
4.750%, 04/15/2058	35,000	42,916

134

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Anheuser-Busch InBev Worldwide, Inc. (continued)
5.450%, 01/23/2039	$258,000	$334,162
BAT Capital Corp. 2.789%, 09/06/2024	250,000	262,914
BAT International Finance PLC 1.668%, 03/25/2026	440,000	440,245
Conagra Brands, Inc.
4.300%, 05/01/2024	70,000	75,885
5.400%, 11/01/2048	30,000	39,833
Constellation Brands, Inc.
3.150%, 08/01/2029	92,000	98,381
4.650%, 11/15/2028	15,000	17,306
Kellogg Company 3.400%, 11/15/2027	150,000	163,952
Kernel Holding SA 6.500%, 10/17/2024	200,000	211,062
NBM US Holdings, Inc. 7.000%, 05/14/2026 (C)	420,000	446,880
TreeHouse Foods, Inc. 4.000%, 09/01/2028 (D)	20,000	19,573
		2,597,946
Energy – 2.1%
Apache Corp. 4.875%, 11/15/2027	20,000	21,810
BP Capital Markets America, Inc.
2.939%, 06/04/2051	80,000	75,640
3.060%, 06/17/2041	55,000	55,533
3.379%, 02/08/2061	105,000	104,491
3.633%, 04/06/2030	215,000	239,693
Continental Resources, Inc. 5.750%, 01/15/2031 (C)	20,000	24,175
DCP Midstream Operating LP
4.950%, 04/01/2022	20,000	20,100
5.600%, 04/01/2044	30,000	34,950
Energy Transfer LP
4.950%, 06/15/2028	45,000	51,631
5.250%, 04/15/2029	225,000	263,738
6.125%, 12/15/2045	290,000	368,998
Enterprise Products Operating LLC
3.300%, 02/15/2053	20,000	19,505
4.250%, 02/15/2048	65,000	73,623
4.950%, 10/15/2054	80,000	100,668
EQM Midstream Partners LP 6.500%, 07/01/2027 (C)	15,000	16,871
Equinor ASA
1.750%, 01/22/2026	170,000	174,171
3.625%, 04/06/2040	125,000	139,661
3.700%, 04/06/2050	60,000	69,039
Exxon Mobil Corp. 4.227%, 03/19/2040	190,000	225,560
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (C)	265,000	260,057
2.625%, 03/31/2036 (C)	630,000	620,220
2.940%, 09/30/2040 (C)	200,000	199,583
Halliburton Company 4.850%, 11/15/2035	85,000	100,254
Hess Corp.
7.125%, 03/15/2033	58,000	78,434
7.300%, 08/15/2031	155,000	209,673
Leviathan Bond, Ltd. 6.500%, 06/30/2027 (C)	235,000	257,767
Lundin Energy Finance BV
2.000%, 07/15/2026 (C)	200,000	201,207
3.100%, 07/15/2031 (C)	285,000	288,974
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Marathon Petroleum Corp. 4.700%, 05/01/2025	$200,000	$223,249
MPLX LP 1.750%, 03/01/2026	25,000	25,154
NGPL PipeCo LLC 3.250%, 07/15/2031 (C)	105,000	107,583
Ovintiv, Inc. 6.500%, 08/15/2034	5,000	6,743
Qatar Petroleum
2.250%, 07/12/2031 (C)	295,000	292,168
3.300%, 07/12/2051 (C)	200,000	202,000
Shell International Finance BV 3.250%, 04/06/2050	85,000	90,420
Sunoco LP 5.875%, 03/15/2028	20,000	21,100
Targa Resources Partners LP 4.875%, 02/01/2031	20,000	21,575
Tullow Oil PLC 7.000%, 03/01/2025 (C)	200,000	173,500
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029 (C)	35,000	36,052
Western Midstream Operating LP 5.300%, 02/01/2030	40,000	44,200
		5,539,770
Financials – 7.0%
American International Group, Inc. 2.500%, 06/30/2025	445,000	465,956
Aon Corp. 2.200%, 11/15/2022	185,000	188,784
Athene Global Funding 2.646%, 10/04/2031 (C)	215,000	215,236
Bangkok Bank PCL (3.466% to 9-23-31, then 5 Year CMT + 2.150%) 09/23/2036 (C)	410,000	405,397
Bank of America Corp. 7.750%, 05/14/2038	130,000	203,376
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%) 10/22/2025	270,000	282,023
Bank of America Corp. (3.311% to 4-22-41, then SOFR + 1.580%) 04/22/2042	285,000	299,044
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	100,000	106,843
Bank of America Corp. (4.083% to 3-20-50, then 3 month LIBOR + 3.150%) 03/20/2051	575,000	680,413
BNP Paribas SA (1.323% to 1-13-26, then SOFR + 1.004%) 01/13/2027 (C)	200,000	196,642
BNP Paribas SA (2.219% to 6-9-25, then SOFR + 2.074%) 06/09/2026 (C)	240,000	246,331
Brighthouse Financial, Inc. 5.625%, 05/15/2030	305,000	368,187
Capital One Financial Corp. 3.900%, 01/29/2024	205,000	219,432
Citigroup, Inc.
3.200%, 10/21/2026	225,000	242,589
3.700%, 01/12/2026	315,000	346,013
4.450%, 09/29/2027	45,000	51,174
Citigroup, Inc. (2.312% to 11-4-21, then SOFR + 0.867%) 11/04/2022	235,000	235,360
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%) 05/01/2032	90,000	90,885

135

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (3.352% to 4-24-24, then 3 month LIBOR + 0.897%) 04/24/2025	$220,000	$233,673
Citigroup, Inc. (3.980% to 3-20-29, then 3 month LIBOR + 1.338%) 03/20/2030	110,000	123,546
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031	165,000	190,518
Credit Suisse Group AG (6.250% to 12-18-24, then 5 Year U.S. Swap Rate + 3.455%) 12/18/2024 (E)	475,000	511,759
Danske Bank A/S
5.000%, 01/12/2022 (C)	225,000	227,705
5.375%, 01/12/2024 (C)	235,000	257,913
Equitable Financial Life Global Funding 1.800%, 03/08/2028 (C)	380,000	377,558
Fifth Third Bancorp 2.375%, 01/28/2025	205,000	213,126
FirstCash, Inc. 4.625%, 09/01/2028 (C)	250,000	259,375
GE Capital Funding LLC 4.400%, 05/15/2030	235,000	272,299
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)	730,000	769,579
HSBC Holdings PLC (0.976% to 5-24-24, then SOFR + 0.708%) 05/24/2025	290,000	289,489
HSBC Holdings PLC (1.589% to 5-24-26, then SOFR + 1.290%) 05/24/2027	305,000	302,945
HSBC Holdings PLC (4.583% to 6-19-28, then 3 month LIBOR + 1.535%) 06/19/2029	290,000	329,255
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	50,000	52,018
JPMorgan Chase & Co. (3.109% to 4-22-40, then SOFR + 2.460%) 04/22/2041	90,000	93,070
JPMorgan Chase & Co. (3.109% to 4-22-50, then SOFR + 2.440%) 04/22/2051	70,000	71,105
JPMorgan Chase & Co. (3.157% to 4-22-41, then SOFR + 1.460%) 04/22/2042	455,000	472,397
JPMorgan Chase & Co. (3.220% to 3-1-24, then 3 month LIBOR + 1.155%) 03/01/2025	40,000	42,250
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029	285,000	310,026
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%) 05/06/2030	280,000	309,213
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	595,000	656,638
JPMorgan Chase & Co. (4.005% to 4-23-28, then 3 month LIBOR + 1.120%) 04/23/2029	315,000	351,992
Marsh & McLennan Companies, Inc.
3.875%, 03/15/2024	190,000	204,290
4.750%, 03/15/2039	120,000	151,183
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Massachusetts Mutual Life Insurance Company 3.729%, 10/15/2070 (C)	$49,000	$52,758
MGIC Investment Corp. 5.750%, 08/15/2023	30,000	32,025
Morgan Stanley 3.125%, 07/27/2026	55,000	59,196
Morgan Stanley (1.593% to 5-4-26, then SOFR + 0.879%) 05/04/2027	80,000	80,238
Morgan Stanley (1.794% to 2-13-31, then SOFR + 1.034%) 02/13/2032	515,000	490,481
Morgan Stanley (1.928% to 4-28-31, then SOFR + 1.020%) 04/28/2032	350,000	335,663
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%) 07/21/2032	255,000	250,611
Morgan Stanley (3.591% to 7-22-27, then 3 month LIBOR + 1.340%) 07/22/2028	395,000	433,172
MSCI, Inc. 4.000%, 11/15/2029 (C)	15,000	15,881
Navient Corp. 7.250%, 09/25/2023	35,000	38,168
New York Life Global Funding 2.000%, 01/22/2025 (C)	420,000	433,572
NTT Finance Corp. 1.162%, 04/03/2026 (C)	400,000	397,708
Power Finance Corp., Ltd. 3.950%, 04/23/2030 (C)	515,000	526,119
Santander Holdings USA, Inc. 3.700%, 03/28/2022	200,000	202,560
The Bank of New York Mellon Corp. 2.100%, 10/24/2024	260,000	270,891
The Goldman Sachs Group, Inc. 6.750%, 10/01/2037	230,000	329,426
The Goldman Sachs Group, Inc. (2.383% to 7-21-31, then SOFR + 1.248%) 07/21/2032	325,000	321,789
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) 04/22/2032	340,000	344,111
The Goldman Sachs Group, Inc. (4.017% to 10-31-37, then 3 month LIBOR + 1.373%) 10/31/2038	25,000	28,731
The PNC Financial Services Group, Inc.
2.200%, 11/01/2024	70,000	73,348
2.550%, 01/22/2030	45,000	46,776
UBS Group AG 2.650%, 02/01/2022 (C)	380,000	382,930
UBS Group AG (7.000% to 2-19-25, then 5 Year U.S. Swap Rate + 4.866%) 02/19/2025 (E)	200,000	227,500
UniCredit SpA 6.572%, 01/14/2022 (C)	350,000	355,679
Unum Group
4.125%, 06/15/2051	45,000	45,553
4.500%, 12/15/2049	120,000	128,476
Voya Financial, Inc. 4.800%, 06/15/2046	5,000	6,310
Wells Fargo & Company
3.000%, 04/22/2026 to 10/23/2026	310,000	332,445
3.750%, 01/24/2024	330,000	352,795
4.400%, 06/14/2046	60,000	71,309
4.900%, 11/17/2045	15,000	18,993
5.606%, 01/15/2044	15,000	20,252

136

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (5.013% to 4-4-50, then SOFR + 4.502%) 04/04/2051	$80,000	$107,362
Willis North America, Inc. 3.600%, 05/15/2024	115,000	122,683
		18,852,118
Health care – 2.4%
AbbVie, Inc.
3.200%, 11/21/2029	115,000	123,914
4.250%, 11/21/2049	60,000	71,067
4.625%, 10/01/2042	85,000	102,832
Alcon Finance Corp. 2.750%, 09/23/2026 (C)	400,000	422,279
Anthem, Inc. 3.500%, 08/15/2024	130,000	139,154
Astrazeneca Finance LLC 1.750%, 05/28/2028	395,000	397,297
Bausch Health Companies, Inc. 5.750%, 08/15/2027 (C)	50,000	52,375
Baxalta, Inc. 3.600%, 06/23/2022	11,000	11,204
Bayer US Finance II LLC 4.250%, 12/15/2025 (C)	260,000	287,416
Boston Scientific Corp.
1.900%, 06/01/2025	125,000	128,204
3.750%, 03/01/2026	355,000	390,572
Bristol-Myers Squibb Company
0.750%, 11/13/2025	320,000	317,076
2.550%, 11/13/2050	95,000	89,201
Centene Corp.
3.375%, 02/15/2030	5,000	5,177
4.250%, 12/15/2027	50,000	52,333
4.625%, 12/15/2029	585,000	637,533
Cigna Corp. 1.250%, 03/15/2026	450,000	449,043
CommonSpirit Health 3.347%, 10/01/2029	45,000	48,380
CVS Health Corp.
4.125%, 04/01/2040	160,000	183,365
5.125%, 07/20/2045	85,000	109,542
Gilead Sciences, Inc. 1.650%, 10/01/2030	400,000	384,074
GlaxoSmithKline Capital, Inc. 3.625%, 05/15/2025	325,000	354,867
HCA, Inc. 3.500%, 09/01/2030	40,000	42,376
Hill-Rom Holdings, Inc. 4.375%, 09/15/2027 (C)	30,000	31,370
Humana, Inc. 2.150%, 02/03/2032	105,000	102,572
Kaiser Foundation Hospitals
2.810%, 06/01/2041	100,000	101,176
3.002%, 06/01/2051	165,000	168,617
Royalty Pharma PLC
2.150%, 09/02/2031	245,000	235,919
3.300%, 09/02/2040	55,000	54,827
Sutter Health 3.361%, 08/15/2050	110,000	116,356
Teleflex, Inc. 4.250%, 06/01/2028 (C)	25,000	25,977
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/01/2026	345,000	330,338
UnitedHealth Group, Inc.
2.375%, 08/15/2024	170,000	178,049
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc. (continued)
2.750%, 05/15/2040	$140,000	$140,043
3.500%, 08/15/2039	100,000	110,406
4.750%, 07/15/2045	50,000	65,532
		6,460,463
Industrials – 2.0%
Ashtead Capital, Inc. 4.375%, 08/15/2027 (C)	605,000	634,028
BOC Aviation USA Corp. 1.625%, 04/29/2024 (C)	605,000	609,649
Builders FirstSource, Inc. 5.000%, 03/01/2030 (C)	225,000	239,767
BWX Technologies, Inc. 4.125%, 04/15/2029 (C)	55,000	56,306
Clean Harbors, Inc.
4.875%, 07/15/2027 (C)	625,000	648,438
5.125%, 07/15/2029 (C)	25,000	27,375
DAE Funding LLC 1.550%, 08/01/2024 (C)	435,000	431,024
Equifax, Inc. 2.600%, 12/15/2025	133,000	139,452
Imola Merger Corp. 4.750%, 05/15/2029 (C)	10,000	10,345
International Airport Finance SA 12.000%, 03/15/2033 (C)	326,174	353,083
L3Harris Technologies, Inc. 3.850%, 06/15/2023	260,000	273,937
Northrop Grumman Corp. 5.150%, 05/01/2040	95,000	123,604
Otis Worldwide Corp. 2.565%, 02/15/2030	165,000	169,391
Penske Truck Leasing Company LP
2.700%, 11/01/2024 (C)	250,000	262,448
4.000%, 07/15/2025 (C)	170,000	185,791
Raytheon Technologies Corp.
3.650%, 08/16/2023	4,000	4,225
3.950%, 08/16/2025	60,000	66,079
4.450%, 11/16/2038	120,000	145,300
Sensata Technologies BV 5.000%, 10/01/2025 (C)	75,000	82,594
The Boeing Company
5.040%, 05/01/2027	220,000	253,072
5.150%, 05/01/2030	135,000	158,448
Trane Technologies Luxembourg Finance SA 4.500%, 03/21/2049	40,000	49,363
Union Pacific Corp.
2.375%, 05/20/2031	290,000	297,056
2.973%, 09/16/2062	90,000	86,785
United Airlines, Inc. 4.625%, 04/15/2029 (C)	45,000	46,505
United Rentals North America, Inc.
4.000%, 07/15/2030	35,000	36,313
5.500%, 05/15/2027	65,000	68,226
		5,458,604
Information technology – 3.6%
Apple, Inc.
1.400%, 08/05/2028	550,000	541,144
2.200%, 09/11/2029	85,000	87,522
2.650%, 05/11/2050 to 02/08/2051	335,000	320,752
3.450%, 02/09/2045	45,000	49,828
4.375%, 05/13/2045	35,000	44,095
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	824,000	828,120

137

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (C)	$510,000	$522,811
4.000%, 07/01/2029 (C)	80,000	82,000
Broadcom, Inc.
3.187%, 11/15/2036 (C)	225,000	224,117
3.419%, 04/15/2033 (C)	420,000	434,772
3.469%, 04/15/2034 (C)	46,000	47,368
4.300%, 11/15/2032	35,000	39,222
CDK Global, Inc. 5.250%, 05/15/2029 (C)	83,000	89,651
CDW LLC
3.250%, 02/15/2029	310,000	317,750
4.125%, 05/01/2025	230,000	238,338
4.250%, 04/01/2028	20,000	20,885
Entegris, Inc.
3.625%, 05/01/2029 (C)	20,000	20,403
4.375%, 04/15/2028 (C)	40,000	41,900
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	18,000	18,450
Gartner, Inc.
3.625%, 06/15/2029 (C)	50,000	50,380
3.750%, 10/01/2030 (C)	143,000	147,176
4.500%, 07/01/2028 (C)	193,000	202,650
Go Daddy Operating Company LLC
3.500%, 03/01/2029 (C)	55,000	54,519
5.250%, 12/01/2027 (C)	454,000	473,295
HP, Inc. 2.200%, 06/17/2025	60,000	61,918
IBM Corp. 3.500%, 05/15/2029	175,000	193,395
Intel Corp.
2.800%, 08/12/2041	215,000	214,334
3.050%, 08/12/2051	150,000	149,011
3.100%, 02/15/2060	175,000	172,174
Leidos, Inc. 3.625%, 05/15/2025	130,000	140,163
Marvell Technology, Inc.
2.450%, 04/15/2028 (C)	245,000	249,599
2.950%, 04/15/2031 (C)	190,000	195,301
Mastercard, Inc. 2.950%, 03/15/2051	110,000	113,671
Microchip Technology, Inc.
2.670%, 09/01/2023	370,000	383,613
4.250%, 09/01/2025	10,000	10,457
Microsoft Corp. 3.041%, 03/17/2062	129,000	136,266
Nokia OYJ
4.375%, 06/12/2027	130,000	142,675
6.625%, 05/15/2039	40,000	54,600
NortonLifeLock, Inc. 5.000%, 04/15/2025 (C)	530,000	538,448
NVIDIA Corp. 3.500%, 04/01/2040	185,000	205,157
NXP BV
4.300%, 06/18/2029 (C)	25,000	28,335
4.875%, 03/01/2024 (C)	285,000	310,856
5.350%, 03/01/2026 (C)	115,000	132,980
5.550%, 12/01/2028 (C)	95,000	115,240
Oracle Corp.
2.875%, 03/25/2031	225,000	231,524
3.850%, 04/01/2060	440,000	447,109
3.950%, 03/25/2051	80,000	84,370
4.100%, 03/25/2061	115,000	122,432
Qorvo, Inc. 3.375%, 04/01/2031 (C)	15,000	15,816
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
SS&C Technologies, Inc. 5.500%, 09/30/2027 (C)		$262,000	$276,654
Western Digital Corp. 4.750%, 02/15/2026		20,000	22,150
Xerox Holdings Corp. 5.500%, 08/15/2028 (C)		40,000	41,411
			9,686,807
Materials – 0.9%
Ball Corp. 4.000%, 11/15/2023		570,000	600,638
Commercial Metals Company 5.375%, 07/15/2027		20,000	20,988
DuPont de Nemours, Inc. 4.205%, 11/15/2023		340,000	365,113
FS Luxembourg Sarl 10.000%, 12/15/2025 (C)		200,000	219,802
Kaiser Aluminum Corp. 4.625%, 03/01/2028 (C)		20,000	20,650
LYB International Finance III LLC 1.250%, 10/01/2025		170,000	169,855
Metinvest BV 5.625%, 06/17/2025 (C)	EUR	195,000	235,663
Olin Corp. 5.125%, 09/15/2027		$45,000	46,744
Standard Industries, Inc.
3.375%, 01/15/2031 (C)		40,000	38,068
4.375%, 07/15/2030 (C)		410,000	418,200
Suzano Austria GmbH 3.125%, 01/15/2032		170,000	164,178
The Chemours Company 5.375%, 05/15/2027 (D)		45,000	48,526
Vale Overseas, Ltd. 3.750%, 07/08/2030		135,000	139,853
			2,488,278
Real estate – 0.6%
American Tower Corp.
1.450%, 09/15/2026		85,000	84,605
1.500%, 01/31/2028		45,000	43,589
2.400%, 03/15/2025		135,000	140,366
Equinix, Inc. 2.000%, 05/15/2028		90,000	89,765
GLP Capital LP
4.000%, 01/15/2031		150,000	161,790
5.300%, 01/15/2029		130,000	151,991
5.750%, 06/01/2028		130,000	152,523
SBA Tower Trust
2.836%, 01/15/2025 (C)		300,000	310,703
3.448%, 03/15/2023 (C)		435,000	440,492
VEREIT Operating Partnership LP
2.200%, 06/15/2028		15,000	15,179
2.850%, 12/15/2032		15,000	15,583
3.400%, 01/15/2028		60,000	64,869
VICI Properties LP 4.250%, 12/01/2026 (C)		10,000	10,443
			1,681,898
Utilities – 2.7%
Alabama Power Company
3.450%, 10/01/2049		120,000	129,541
4.150%, 08/15/2044		105,000	123,076
American Water Capital Corp. 4.150%, 06/01/2049		80,000	94,487
AmeriGas Partners LP
5.625%, 05/20/2024		20,000	21,650
5.875%, 08/20/2026		40,000	45,200

138

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	$140,000	$143,410
4.973%, 05/01/2046 (D)	10,000	12,214
Commonwealth Edison Company 3.650%, 06/15/2046	175,000	193,597
Duke Energy Carolinas LLC 3.450%, 04/15/2051	5,000	5,403
Duke Energy Corp. 2.550%, 06/15/2031	385,000	390,089
Duke Energy Florida LLC 3.400%, 10/01/2046	75,000	80,087
Duke Energy Indiana LLC
2.750%, 04/01/2050	140,000	133,901
3.250%, 10/01/2049	105,000	108,650
Duke Energy Progress LLC 3.700%, 10/15/2046	125,000	139,469
Duquesne Light Holdings, Inc. 2.775%, 01/07/2032 (C)	130,000	129,882
Enel Finance International NV 1.375%, 07/12/2026 (C)	220,000	218,749
Evergy, Inc.
2.450%, 09/15/2024	90,000	94,092
2.900%, 09/15/2029	175,000	183,657
Exelon Corp. 3.950%, 06/15/2025	210,000	228,633
FirstEnergy Corp.
1.600%, 01/15/2026	35,000	34,613
2.250%, 09/01/2030	175,000	168,875
3.400%, 03/01/2050	140,000	134,590
5.350%, 07/15/2047	65,000	79,259
Georgia Power Company
2.100%, 07/30/2023	255,000	262,549
4.300%, 03/15/2042	200,000	233,181
IPALCO Enterprises, Inc. 3.700%, 09/01/2024	175,000	186,935
ITC Holdings Corp. 2.950%, 05/14/2030 (C)	165,000	173,160
Jersey Central Power & Light Company 2.750%, 03/01/2032 (C)	125,000	128,050
MidAmerican Energy Company
3.150%, 04/15/2050	90,000	94,201
3.650%, 08/01/2048	25,000	28,050
NiSource, Inc. 3.490%, 05/15/2027	210,000	230,126
NRG Energy, Inc.
2.000%, 12/02/2025 (C)	190,000	193,164
2.450%, 12/02/2027 (C)	190,000	192,806
Oglethorpe Power Corp. 5.050%, 10/01/2048	135,000	166,940
Oncor Electric Delivery Company LLC 5.750%, 03/15/2029	70,000	87,253
Pacific Gas & Electric Company
2.500%, 02/01/2031	430,000	409,264
4.950%, 07/01/2050	95,000	101,068
PacifiCorp
4.125%, 01/15/2049	33,000	38,844
4.150%, 02/15/2050	45,000	53,491
Public Service Electric & Gas Company 3.800%, 03/01/2046	15,000	17,261
Public Service Enterprise Group, Inc. 2.875%, 06/15/2024	220,000	231,706
Puget Energy, Inc.
3.650%, 05/15/2025	250,000	266,945
4.100%, 06/15/2030	130,000	143,145
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Sempra Energy
3.400%, 02/01/2028	$200,000	$215,700
3.800%, 02/01/2038	85,000	94,070
4.000%, 02/01/2048	25,000	27,938
Southern California Edison Company
2.850%, 08/01/2029	135,000	140,070
3.650%, 02/01/2050	15,000	15,325
4.000%, 04/01/2047	72,000	77,209
The AES Corp. 3.300%, 07/15/2025 (C)	175,000	185,889
The Southern Company 2.950%, 07/01/2023	70,000	72,669
Zorlu Yenilenebilir Enerji AS 9.000%, 06/01/2026 (C)	285,000	278,616
		7,238,749
TOTAL CORPORATE BONDS (Cost $68,778,155)		$71,935,909
MUNICIPAL BONDS – 2.2%
Chicago Board of Education (Illinois), GO
6.038%, 12/01/2029	30,000	34,430
6.138%, 12/01/2039	155,000	187,895
6.319%, 11/01/2029	185,000	220,901
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	90,000	101,426
County of Riverside (California)
2.963%, 02/15/2027	600,000	644,272
3.070%, 02/15/2028	600,000	648,502
Metropolitan Transportation Authority (New York)
4.750%, 11/15/2045	255,000	299,017
5.175%, 11/15/2049	705,000	962,194
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	91,000	136,635
New York Transportation Development Corp. 4.248%, 09/01/2035	715,000	794,605
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	866,798
State Board of Administration Finance Corp. (Florida) 1.258%, 07/01/2025	510,000	515,498
State of Illinois, GO
4.950%, 06/01/2023	241,818	255,227
5.000%, 01/01/2023	40,000	41,714
5.947%, 04/01/2022	120,000	123,045
TOTAL MUNICIPAL BONDS (Cost $5,240,303)		$5,832,159
TERM LOANS (F) – 3.2%
Communication services – 0.2%
Clear Channel Outdoor Holdings, Inc., Term Loan B (3 month LIBOR + 3.500%) 3.629%, 08/21/2026	137,200	134,238
CSC Holdings LLC, 2019 Term Loan B5 (1 month LIBOR + 2.500%) 2.584%, 04/15/2027	97,269	96,032
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	131,829	131,335
Terrier Media Buyer, Inc., 2021 Term Loan (1 month LIBOR + 3.500%) 3.584%, 12/17/2026	108,083	107,813
		469,418

139

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Consumer discretionary – 0.6%
APX Group, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%) 4.000%, 07/10/2028		$100,000	$99,656
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%) 2.322%, 09/15/2023		68,473	68,366
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%) 2.834%, 12/23/2024		107,117	106,418
Clarios Global LP, 2021 USD Term Loan B (1 month LIBOR + 3.250%) 3.337%, 04/30/2026		84,521	84,098
Golden Entertainment, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 3.750%, 10/21/2024		105,469	105,073
KFC Holding Company, 2021 Term Loan B (1 month LIBOR + 1.750%) 1.836%, 03/15/2028		97,369	97,247
MajorDrive Holdings IV LLC, Term Loan B (3 month LIBOR + 4.000%) 4.500%, 05/12/2028		99,750	99,906
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%) 1.837%, 11/19/2026		685,504	676,647
Staples, Inc., 7 Year Term Loan (3 month LIBOR + 5.000%) 5.126%, 04/16/2026		125,487	119,441
Verisure Holding AB, 2020 EUR Term Loan B (3 month EURIBOR + 3.250%) 3.250%, 07/20/2026	EUR	115,000	132,467
			1,589,319
Consumer staples – 0.2%
Brightview Landscapes LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 2.500%) 2.585%, 08/15/2025		$167,914	166,865
Coty, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.250%) 2.333%, 04/07/2025		102,426	100,442
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%) 4.500%, 10/01/2026		197,508	198,001
			465,308
Financials – 0.1%
Asurion LLC, 2018 Term Loan B6 (1 month LIBOR + 3.125%) 3.209%, 11/03/2023		106,506	105,840
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%) 3.334%, 12/23/2026		99,250	97,726
Sedgwick Claims Management Services, Inc., 2019 Term Loan B (1 month LIBOR + 3.750%) 3.834%, 09/03/2026		131,963	131,551
			335,117
Health care – 0.4%
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 3.125%) 3.625%, 12/23/2027		99,500	98,629
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%) 3.084%, 06/02/2025		61,813	61,720
Change Healthcare Holdings LLC, 2017 Term Loan B (1 and 3 month LIBOR + 2.500%) 3.500%, 03/01/2024		99,801	99,682
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Health care (continued)
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%) 1.836%, 08/02/2027	$390,669	$385,645
Endo Luxembourg Finance Company I Sarl, 2021 Term Loan (3 month LIBOR + 5.000%) 5.750%, 03/27/2028	144,123	140,680
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%) 4.000%, 05/05/2028	99,750	99,863
Pathway Vet Alliance LLC, 2021 Term Loan (1 month LIBOR + 3.750%) 3.835%, 03/31/2027	98,543	98,276
Zelis Payments Buyer, Inc., 2021 Term Loan (1 month LIBOR + 3.500%) 3.586%, 09/30/2026	124,063	123,498
		1,107,993
Industrials – 0.8%
Altra Industrial Motion Corp., 2018 Term Loan B (1 month LIBOR + 2.000%) 2.085%, 10/01/2025	111,604	110,878
American Builders & Contractors Supply Company, Inc., 2019 Term Loan (1 month LIBOR + 2.000%) 2.084%, 01/15/2027	395,960	393,132
AVSC Holding Corp., 2020 Term Loan B1 (3 month LIBOR + 3.250%) 4.250%, 03/03/2025	72,837	64,770
Brand Industrial Services, Inc., 2017 Term Loan (3 month LIBOR + 4.250%) 5.250%, 06/21/2024	191,500	189,671
Gardner Denver, Inc., 2020 USD Term Loan B2 (1 month LIBOR + 1.750%) 1.837%, 03/01/2027	122,454	120,719
Ingersoll-Rand Services Company, 2020 USD Spinco Term Loan (1 month LIBOR + 1.750%) 1.834%, 03/01/2027	395,980	390,369
RBS Global, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%) 1.834%, 08/21/2024	50,146	50,107
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%) 3.336%, 02/06/2026	197,756	197,508
TK Elevator U.S. Newco, Inc., Term Loan B (3 month LIBOR + 3.500%) 4.000%, 07/29/2027	173,691	173,932
Trans Union LLC, 2019 Term Loan B5 (1 month LIBOR + 1.750%) 1.834%, 11/16/2026	353,853	351,475
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%) 2.334%, 05/30/2025	96,220	95,008
		2,137,569
Information technology – 0.8%
FleetCor Technologies Operating Company LLC, 2021 Term Loan B4 (1 month LIBOR + 1.750%) 1.834%, 04/28/2028	259,350	258,517
Gainwell Acquisition Corp., Term Loan B (3 month LIBOR + 4.000%) 4.750%, 10/01/2027	99,499	99,644

140

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Information technology (continued)
Go Daddy Operating Company LLC, 2017 Repriced Term Loan (1 month LIBOR + 1.750%) 1.834%, 02/15/2024	$389,561	$387,079
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%) 4.500%, 02/01/2028	99,500	99,516
Science Applications International Corp., 2018 Term Loan B (1 month LIBOR + 1.875%) 1.959%, 10/31/2025	391,977	392,357
Solera LLC, USD Term Loan B (6 month LIBOR + 4.000%) 4.500%, 06/02/2028	100,000	100,188
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%) 1.834%, 04/16/2025	110,598	109,395
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%) 1.834%, 04/16/2025	83,749	82,839
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 1.750%) 1.834%, 04/16/2025	98,915	97,967
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.834%, 05/04/2026	98,000	98,139
WEX, Inc., 2021 Term Loan (1 month LIBOR + 2.250%) 2.334%, 03/31/2028	452,725	450,588
		2,176,229
Materials – 0.1%
Axalta Coating Systems US Holdings, Inc., USD Term Loan B3 (3 month LIBOR + 1.750%) 1.882%, 06/01/2024	197,651	197,058
ProAmpac PG Borrower LLC, 2020 Term Loan (3 month LIBOR + 4.000%) 4.500%, 11/03/2025	99,750	99,875
Quikrete Holdings, Inc., 2021 Term Loan B1 02/21/2028 TBD (G)	100,000	99,638
		396,571
TOTAL TERM LOANS (Cost $8,694,821)		$8,677,524
COLLATERALIZED MORTGAGE OBLIGATIONS – 14.8%
Commercial and residential – 11.9%
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month Treasury Average Index + 1.350%), 1.457%, 08/25/2035 (H)	133,914	121,176
Series 2005-56, Class 5A1 (1 month LIBOR + 0.640%), 0.732%, 11/25/2035 (H)	65,414	59,025
Series 2005-72, Class A1 (1 month LIBOR + 0.540%), 0.632%, 01/25/2036 (H)	18,530	18,564
Series 2005-7CB, Class 2A8 (1 month LIBOR + 0.450%), 0.542%, 03/01/2038 (H)	114,089	95,599
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	72,295	43,711
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month Treasury Average Index + 0.940%), 1.056%, 10/25/2046 (H)	36,829	30,076
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
American Home Mortgage Assets Trust (continued)
Series 2007-2, Class A1 (1 month LIBOR + 0.125%), 0.217%, 03/25/2047 (H)	$17,174	$16,509
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (C)(I)	42,288	42,692
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (C)(I)	302,017	301,652
Series 2021-2, Class A1, 0.985%, 04/25/2066 (C)(I)	274,299	275,164
Series 2021-4, Class A2, 1.241%, 01/20/2065 (C)(I)	232,763	232,441
Series 2021-5, Class A1, 1.019%, 07/25/2066 (C)(I)	570,283	569,126
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(I)	375,107	379,746
BANK
Series 2017-BNK8, Class XA IO, 0.731%, 11/15/2050	4,440,237	169,860
Series 2019-BN18, Class XA IO, 0.900%, 05/15/2062	1,417,144	82,934
Series 2019-BN20, Class XA IO, 0.836%, 09/15/2062	2,443,102	139,098
Series 2019-BN22, Class XA IO, 0.600%, 11/15/2062	2,443,026	105,450
Series 2019-BN23, Class XA IO, 0.697%, 12/15/2052	1,925,676	97,486
Series 2019-BN24, Class XA IO, 0.646%, 11/15/2062	1,187,601	56,279
Series 2020-BN28, Class XA IO, 1.785%, 03/15/2063	2,600,974	348,657
Series 2021-BN31, Class A4, 2.036%, 02/15/2054	285,000	282,988
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.451%, 02/15/2050	3,231,874	201,006
Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 0.943%, 08/15/2036 (C)(H)	949,000	948,981
BCAP LLC Trust Series 2006-AA2, Class A1 (1 month LIBOR + 0.340%) 0.262%, 01/25/2037 (H)	100,353	99,855
Bear Stearns ALT-A Trust Series 2005-10, Class 11A1 (1 month LIBOR + 0.500%) 0.592%, 01/25/2036 (H)	101,886	124,064
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 (1 month LIBOR + 0.180%) 0.272%, 10/25/2036 (H)	8,945	8,599
Bellemeade Re, Ltd.
Series 2019-1A, Class M1A (1 month LIBOR + 1.300%), 1.392%, 03/25/2029 (C)(H)	25,755	25,759
Series 2019-3A, Class M1A (1 month LIBOR + 1.100%), 1.192%, 07/25/2029 (C)(H)	48,222	48,240

141

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Bellemeade Re, Ltd. (continued)
Series 2019-4A, Class M1A (1 month LIBOR + 1.400%), 1.492%, 10/25/2029 (C)(H)	$230,614	$230,691
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.511%, 01/15/2051	1,330,374	34,893
Series 2018-B4, Class XA IO, 0.513%, 07/15/2051	2,331,231	59,366
Series 2018-B8, Class XA IO, 0.663%, 01/15/2052	4,749,688	178,525
Series 2019-B10, Class XA IO, 1.227%, 03/15/2062	3,188,666	231,923
Series 2019-B12, Class XA IO, 1.064%, 08/15/2052	1,093,248	65,914
Series 2020-B18, Class XA IO, 1.793%, 07/15/2053	699,118	76,797
Series 2020-B22, Class XA IO, 1.522%, 01/15/2054	1,164,328	137,256
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.941%, 02/25/2049 (C)(I)	175,162	175,416
Series 2021-NQM2, Class A1, 0.970%, 03/25/2060 (C)(I)	261,316	261,487
BX Commercial Mortgage Trust Series 2019-XL, Class A (1 month LIBOR + 0.920%) 1.013%, 10/15/2036 (C)(H)	583,222	584,350
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) 2.643%, 12/15/2037 (C)(H)	355,000	355,209
Century Plaza Towers Series 2019-CPT, Class A 2.865%, 11/13/2039 (C)	345,000	363,671
Chase Mortgage Finance Trust Series 2005-S3, Class A10 5.500%, 11/25/2035	113,583	106,223
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month LIBOR + 0.680%), 0.772%, 03/25/2035 (H)	29,757	28,013
Series 2007-HY4, Class 1A1, 3.041%, 09/25/2047 (I)	71,094	68,593
CIM Trust Series 2017-7, Class A 3.000%, 04/25/2057 (C)(I)	214,009	216,937
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO, 0.917%, 07/10/2047	1,718,745	38,241
Series 2015-GC29, Class XA IO, 1.034%, 04/10/2048	1,643,359	51,910
Series 2016-C3, Class C, 4.121%, 11/15/2049 (I)	288,000	298,221
COLT Mortgage Loan Trust
Series 2019-4, Class A1, 2.579%, 11/25/2049 (C)(I)	132,943	132,947
Series 2021-3, Class A1, 0.956%, 09/27/2066 (C)(I)	519,326	517,771
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (C)	$800,000	$829,418
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4, 4.051%, 04/10/2047	480,000	515,984
Series 2014-CR17, Class A5, 3.977%, 05/10/2047	390,000	418,790
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class A1, 4.353%, 08/10/2030 (C)	260,000	273,297
Series 2015-3BP, Class A, 3.178%, 02/10/2035 (C)	580,000	615,164
Series 2019-WCM, Class A (1 month LIBOR + 0.900%), 0.993%, 10/15/2034 (C)(H)	59,701	59,739
Credit Suisse Mortgage Capital Certificates
Series 2017-FHA1, Class A1, 3.250%, 04/25/2047 (C)(I)	188,330	197,270
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (C)(I)	518,512	518,898
Series 2021-RPL4, Class A1, 1.796%, 12/27/2060 (C)(I)	179,998	180,573
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.505%, 04/15/2050	15,000	16,063
Series 2015-C2, Class XA IO, 0.746%, 06/15/2057	4,981,459	109,563
Series 2016-C6, Class XA IO, 1.867%, 01/15/2049	1,081,058	77,677
DBJPM Mortgage Trust Series 2020-C9, Class XA IO 1.713%, 09/15/2053	529,186	51,679
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (C)(I)	162,538	162,497
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1 (1 month LIBOR + 0.150%) 0.242%, 03/25/2037 (H)	47,149	47,712
Ellington Financial Mortgage Trust Series 2021-2, Class A1 0.931%, 06/25/2066 (C)(I)	139,458	139,577
GCAT Trust
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (C)(I)	314,539	314,114
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (C)(I)	426,998	427,055
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 3.049%, 04/19/2036 (I)	112,016	98,217
GS Mortgage Securities Trust
Series 2012-ALOH, Class A, 3.551%, 04/10/2034 (C)	670,000	674,653
Series 2014-GC20, Class A5, 3.998%, 04/10/2047	395,000	420,176

142

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 2.927%, 01/25/2036 (I)	$4,238	$4,367
Series 2007-1F, Class 4A1 (1 month LIBOR + 0.300%), 0.392%, 01/25/2037 (H)	82,492	20,301
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month LIBOR + 0.660%), 0.753%, 09/19/2035 (H)	26,614	22,325
Series 2006-12, Class 2A13 (1 month LIBOR + 0.240%), 0.329%, 12/19/2036 (H)	154,585	153,575
Series 2006-12, Class 2A2A (1 month LIBOR + 0.190%), 0.279%, 01/19/2038 (H)	57,022	55,177
Series 2007-7, Class 2A1B (1 month LIBOR + 1.000%), 1.092%, 10/25/2037 (H)	61,612	58,604
Home Re, Ltd. Series 2018-1, Class M1 (1 month LIBOR + 1.600%) 1.692%, 10/25/2028 (C)(H)	108,016	108,167
Imperial Fund Mortgage Trust Series 2021-NQM2, Class A1 1.073%, 09/25/2056 (C)(I)	267,134	266,972
IndyMac INDA Mortgage Loan Trust Series 2006-AR3, Class 1A1 3.002%, 12/25/2036 (I)	41,879	40,114
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A4 3.997%, 04/15/2047	395,000	420,891
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (C)	160,000	166,440
JPMorgan Mortgage Trust Series 2006-A3, Class 3A2 3.038%, 05/25/2036 (I)	8,840	7,984
Legacy Mortgage Asset Trust
Series 2019-GS6, Class A1, 3.000%, 06/25/2059 (C)	354,185	355,390
Series 2019-GS7, Class A1, 3.250%, 11/25/2059 (C)	465,033	467,615
Series 2021-GS2, Class A1, 1.750%, 04/25/2061 (C)	184,723	184,912
Series 2021-GS3, Class A1, 1.750%, 07/25/2061 (C)	229,215	229,414
Series 2021-GS4, Class A1, 1.650%, 11/25/2060 (C)	122,738	122,578
Lehman XS Trust Series 2006-16N, Class A4A (1 month LIBOR + 0.190%) 0.282%, 11/25/2046 (H)	125,477	121,068
LSTAR Securities Investment Trust
Series 2019-3, Class A1 (1 month LIBOR + 2.500%), 2.600%, 04/01/2024 (C)(H)	165,886	165,420
Series 2019-4, Class A1 (1 month LIBOR + 2.500%), 2.600%, 05/01/2024 (C)(H)	368,103	365,663
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
LSTAR Securities Investment Trust (continued)
Series 2021-1, Class A (1 month LIBOR + 1.800%), 1.900%, 02/01/2026 (C)(H)	$388,415	$390,111
Luminent Mortgage Trust Series 2006-4, Class A1A (1 month LIBOR + 0.380%) 0.472%, 05/25/2046 (H)	113,292	104,078
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7 2.791%, 11/21/2034 (I)	17,462	17,749
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(I)	66,029	66,123
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (C)(I)	283,553	283,704
MFRA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (C)(I)	270,255	270,482
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class XA IO 0.980%, 12/15/2047	997,762	25,023
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	649,644
Series 2017-H1, Class XA IO, 1.344%, 06/15/2050	705,068	38,814
MTRO Commercial Mortgage Trust Series 2019-TECH, Class D (1 month LIBOR + 1.800%) 1.893%, 12/15/2033 (C)(H)	300,000	295,115
Natixis Commercial Mortgage Securities Trust Series 2019-1776, Class C 2.906%, 10/15/2036 (C)	185,000	185,244
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(I)	242,879	259,586
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(I)	268,040	286,951
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (C)(I)	466,398	498,736
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (C)(I)	440,595	469,530
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (C)(I)	347,371	372,288
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(I)	243,932	259,593
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%), 1.592%, 06/25/2057 (C)(H)	241,289	242,788
Series 2017-6A, Class A1, 4.000%, 08/27/2057 (C)(I)	406,118	432,748
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(I)	172,514	184,109
Series 2018-4A, Class A1S (1 month LIBOR + 0.750%), 0.842%, 01/25/2048 (C)(H)	335,464	335,960
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(I)	267,670	278,195

143

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust (continued)
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(I)	$92,957	$93,640
Series 2021-NQ2R, Class A1, 0.941%, 10/25/2058 (C)(I)	204,555	204,718
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (C)(I)	543,583	543,343
Oaktown Re II, Ltd. Series 2018-1A, Class M1 (1 month LIBOR + 1.550%) 1.642%, 07/25/2028 (C)(H)	93,982	93,982
Oaktown Re III, Ltd. Series 2019-1A, Class M1A (1 month LIBOR + 1.400%) 1.492%, 07/25/2029 (C)(H)	32,514	32,522
OBX Trust
Series 2021-NQM1, Class A1, 1.072%, 02/25/2066 (C)(I)	491,119	490,247
Series 2021-NQM3, Class A1, 1.020%, 07/25/2061 (C)(I)	339,108	339,057
PMT Credit Risk Transfer Trust Series 2019-1R, Class A (1 month LIBOR + 2.000%) 2.096%, 03/27/2024 (C)(H)	149,022	149,037
PRPM LLC
Series 2019-GS1, Class A1, 3.500%, 10/25/2024 (C)(I)	156,491	156,884
Series 2020-3, Class A1, 2.857%, 09/25/2025 (C)	370,144	370,885
Series 2020-6, Class A1, 2.363%, 11/25/2025 (C)	104,756	105,356
Series 2021-3, Class A1, 1.867%, 04/25/2026 (C)	267,849	268,990
Series 2021-4, Class A1, 1.867%, 04/25/2026 (C)	350,275	349,786
Radnor RE, Ltd. Series 2019-2, Class M1A (1 month LIBOR + 1.200%) 1.292%, 06/25/2029 (C)(H)	42,940	42,940
RALI Series Trust Series 2007-QH7, Class 1A1 (1 month LIBOR + 0.250%) 0.342%, 08/25/2037 (H)	50,678	48,224
RCO VII Mortgage LLC Series 2021-1, Class A1 1.868%, 05/26/2026 (C)	266,739	266,855
Seasoned Credit Risk Transfer Trust Series 2019-3, Class MV 3.500%, 10/25/2058	124,380	135,760
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (C)	645,000	667,603
SG Residential Mortgage Trust Series 2021-1, Class A1 1.160%, 07/25/2061 (C)(I)	517,341	516,539
STAR Trust Series 2021-1, Class A1 1.219%, 05/25/2065 (C)(I)	435,254	435,951
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Starwood Mortgage Residential Trust Series 2021-2, Class A1 0.943%, 05/25/2065 (C)(I)	$168,578	$168,453
Toorak Mortgage Corp., Ltd. Series 2021-1, Class A1 2.240%, 06/25/2024 (C)	330,000	330,169
Triangle Re, Ltd. Series 2021-2, Class M1A (1 month LIBOR + 2.050%) 2.142%, 10/25/2033 (C)(H)	265,000	266,987
Verus Securitization Trust
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(I)	212,869	213,195
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (C)(I)	255,690	254,884
WaMu Mortgage Pass-Through Certificates Series 2007-HY6, Class 1A1 2.788%, 06/25/2037 (I)	14,369	14,090
Washington Mutual Mortgage Pass-Through Certificates Series 2006-5, Class 1A1 (1 month LIBOR + 0.600%) 0.692%, 07/25/2036 (H)	23,142	15,139
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5, 3.817%, 08/15/2050	310,000	330,753
Series 2015-NXS1, Class D, 4.146%, 05/15/2048 (I)	40,000	40,936
Series 2015-NXS1, Class XA IO, 1.093%, 05/15/2048	1,564,305	46,855
Series 2015-NXS3, Class XA IO, 0.898%, 09/15/2057	2,712,985	83,189
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A5 4.101%, 03/15/2047	304,634	327,270
		31,974,994
U.S. Government Agency – 2.9%
Federal Home Loan Mortgage Corp.
Series 2018-HRP1, Class M2 (1 month LIBOR + 1.650%), 1.742%, 04/25/2043 (C)(H)	86,357	86,586
Series 2019-DNA2, Class M2 (1 month LIBOR + 2.450%), 2.542%, 03/25/2049 (C)(H)	292,612	297,004
Series 2019-DNA3, Class M2 (1 month LIBOR + 2.050%), 2.142%, 07/25/2049 (C)(H)	247,241	250,073
Series 2019-HQA1, Class M2 (1 month LIBOR + 2.350%), 2.442%, 02/25/2049 (C)(H)	448,830	453,760
Series 2019-HQA3, Class M2 (1 month LIBOR + 1.850%), 1.942%, 09/25/2049 (C)(H)	180,853	181,642
Series 3883, Class PB, 3.000%, 05/15/2041	79,722	84,583
Series 4139, Class PA, 2.500%, 11/15/2041	287,819	300,000
Series K064, Class X1 IO, 0.740%, 03/25/2027	2,195,803	65,743
Series K068, Class A2, 3.244%, 08/25/2027	545,000	601,895

144

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K104, Class X1 IO, 1.127%, 02/25/2052	$1,322,008	$107,499
Series K111, Class X1 IO, 1.681%, 05/25/2030	551,177	64,891
Series K114, Class X1 IO, 1.213%, 06/25/2030	1,602,284	137,432
Series K121, Class X1 IO, 1.124%, 10/25/2030	854,804	67,612
Series K122, Class X1 IO, 0.883%, 11/25/2030	479,471	33,074
Series K124, Class X1 IO, 0.812%, 12/25/2030	1,910,574	112,511
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	94,212	96,901
Series 2012-21, Class PQ, 2.000%, 09/25/2041	56,207	57,702
Series 2012-52, Class PA, 3.500%, 05/25/2042	75,490	80,861
Series 2012-75, Class KC, 2.500%, 12/25/2041	100,055	102,950
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%), 4.992%, 11/25/2024 (H)	61,433	63,721
Series 2015-48, Class QB, 3.000%, 02/25/2043	147,001	152,364
Series 2015-C04, Class 1M2 (1 month LIBOR + 5.700%), 5.792%, 04/25/2028 (H)	45,854	48,388
Series 2016-11, Class GA, 2.500%, 03/25/2046	120,854	125,960
Series 2016-38, Class NA , 3.000%, 01/25/2046	59,694	63,906
Series 2016-C02, Class 1M2 (1 month LIBOR + 6.000%), 6.092%, 09/25/2028 (H)	30,820	32,227
Series 2016-C07, Class 2M2 (1 month LIBOR + 4.350%), 4.442%, 05/25/2029 (H)	262,034	273,041
Series 2017-26, Class CG, 3.500%, 07/25/2044	131,206	135,990
Series 2017-34, Class JK, 3.000%, 05/25/2047	68,356	70,324
Series 2017-35, Class AH, 3.500%, 04/25/2053	152,583	156,407
Series 2017-49, Class JA, 4.000%, 07/25/2053	132,328	137,137
Series 2017-84, Class KA, 3.500%, 04/25/2053	123,416	126,704
Series 2017-96, Class PA, 3.000%, 12/25/2054	203,307	212,098
Series 2017-C01, Class 1M2 (1 month LIBOR + 3.550%), 3.642%, 07/25/2029 (H)	162,571	167,423
Series 2018-19, Class DC, 3.500%, 05/25/2056	102,327	106,805
Series 2018-23, Class LA, 3.500%, 04/25/2048	162,321	172,744
Series 2018-38, Class PC, 3.500%, 03/25/2045	46,154	46,727
Series 2018-70, Class HA, 3.500%, 10/25/2056	151,931	159,823
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2018-72, Class BA, 3.500%, 07/25/2054	$224,691	$234,096
Series 2018-77, Class PA, 3.500%, 02/25/2048	52,177	54,485
Series 2018-80, Class GD, 3.500%, 12/25/2047	106,143	110,005
Series 2019-12, Class HA, 3.500%, 11/25/2057	202,431	216,344
Series 2019-14, Class CA, 3.500%, 04/25/2049	214,365	232,209
Series 2019-15, Class AB, 3.500%, 05/25/2053	225,229	241,806
Series 2019-41, Class AC, 2.500%, 03/25/2053	220,362	226,768
Series 2019-45, Class PT, 3.000%, 08/25/2049	219,913	231,191
Series 2019-7, Class CA, 3.500%, 11/25/2057	169,036	179,357
Series 2019-7, Class JA, 3.500%, 03/25/2049	183,150	195,665
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 2.242%, 11/25/2039 (C)(H)	134,331	134,987
Series 2019-R03, Class 1M2 (1 month LIBOR + 2.150%), 2.242%, 09/25/2031 (C)(H)	61,319	61,685
Series 2019-R04, Class 2M2 (1 month LIBOR + 2.100%), 2.192%, 06/25/2039 (C)(H)	60,598	60,752
Series 415, Class A3, 3.000%, 11/25/2042	162,669	169,393
Government National Mortgage Association
Series 2006-38, Class XS IO, 7.159%, 09/16/2035	31,729	3,355
Series 2013-37, Class LG, 2.000%, 01/20/2042	125,635	128,095
		7,914,701
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,424,294)		$39,889,695
ASSET BACKED SECURITIES – 9.3%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	227,695	225,095
ABFC Trust Series 2006-HE1, Class A2D (1 month LIBOR + 0.220%) 0.312%, 01/25/2037 (H)	110,153	77,475
Affirm Asset Securitization Trust
Series 2020-Z1, Class A 3.460%, 10/15/2024 (C)	95,627	96,757
Series 2020-Z2, Class A 1.900%, 01/15/2025 (C)	209,281	210,814
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.580%, 09/18/2025	295,000	303,087
Atrium XII Series 12A, Class AR (3 month LIBOR + 0.830%) 0.968%, 04/22/2027 (C)(H)	688,910	689,052

145

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Avant Loans Funding Trust Series 2021-REV1, Class A 1.210%, 07/15/2030 (C)	$225,000	$225,079
Bain Capital Credit CLO Series 2017-2A, Class AR2 (3 month LIBOR + 1.180%) 1.315%, 07/25/2034 (C)(H)	650,000	650,154
Bayview Koitere Fund Trust
Series 2017-RT4, Class A 3.500%, 07/28/2057 (C)(I)	343,311	351,516
Series 2017-SPL3, Class A 4.000%, 11/28/2053 (C)(I)	130,296	132,988
Bayview Mortgage Fund IVc Trust Series 2017-RT3, Class A 3.500%, 01/28/2058 (C)(I)	222,779	224,940
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL1, Class A 4.000%, 10/28/2064 (C)(I)	304,092	310,141
Series 2017-SPL5, Class A 3.500%, 06/28/2057 (C)(I)	170,404	174,007
Bayview Opportunity Master Fund IVb Trust Series 2017-SPL4, Class A 3.500%, 01/28/2055 (C)(I)	146,018	148,668
BlueMountain CLO XXIV, Ltd. Series 2019-24A, Class AR (3 month LIBOR + 1.100%) 1.234%, 04/20/2034 (C)(H)	415,000	415,258
BlueMountain CLO XXXI, Ltd. Series 2021-31A, Class A1 (3 month LIBOR + 1.150%) 1.330%, 04/19/2034 (C)(H)	810,000	810,249
Buckhorn Park CLO, Ltd. Series 2019-1A, Class AR (3 month LIBOR + 1.120%) 1.258%, 07/18/2034 (C)(H)	550,000	550,098
CF Hippolyta LLC Series 2020-1, Class A2 1.990%, 07/15/2060 (C)	135,972	136,014
CIFC Funding, Ltd. Series 2017-2A, Class AR (3 month LIBOR + 0.950%) 1.084%, 04/20/2030 (C)(H)	900,000	900,043
Citigroup Mortgage Loan Trust Series 2019-E, Class A1 3.228%, 11/25/2070 (C)	227,003	227,360
Credit Acceptance Auto Loan Trust Series 2021-3A, Class A 1.000%, 05/15/2030 (C)	250,000	250,138
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	359,825	372,552
Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	172,375	185,222
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (C)	269,325	276,978
Drive Auto Receivables Trust Series 2019-4, Class D 2.700%, 02/16/2027	255,000	261,295
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.580%, 09/15/2025 (C)	570,000	584,207
Series 2020-1A, Class D 2.730%, 12/15/2025 (C)	170,000	175,051
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A5 (1 month LIBOR + 0.310%) 0.402%, 09/25/2036 (H)	$240,000	$231,564
GSAA Home Equity Trust
Series 2006-10, Class AF3 5.985%, 06/25/2036 (I)	147,816	59,727
Series 2006-15, Class AF6 6.376%, 09/25/2036	369,696	141,043
Series 2006-20, Class 2A1A (1 month LIBOR + 0.100%) 0.192%, 12/25/2046 (H)	224,650	137,376
GSAA Trust Series 2005-7, Class AF4 5.558%, 05/25/2035	217,523	217,776
GSAMP Trust Series 2007-FM2, Class A2B (1 month LIBOR + 0.090%) 0.182%, 01/25/2037 (H)	209,458	152,468
LCM XX LP Series 2020-A, Class AR (3 month LIBOR + 1.040%) 1.174%, 10/20/2027 (C)(H)	281,364	281,408
Madison Park Funding XXXVIII, Ltd. Series 2021-38A, Class A (3 month LIBOR + 1.120%) 1.276%, 07/17/2034 (C)(H)	655,000	655,461
Marlette Funding Trust Series 2021-2A, Class B 1.060%, 09/15/2031 (C)	120,000	120,112
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.540%, 03/20/2026 (C)	250,000	250,701
MFA LLC Series 2021-NPL1, Class A1 2.363%, 03/25/2060 (C)	563,338	563,509
Navient Private Education Refi Loan Trust Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	235,761	234,911
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT2, Class A 3.790%, 07/25/2054 (C)	308,033	308,204
Series 2020-PLS1, Class A 3.844%, 12/25/2025 (C)	77,051	77,868
OCP CLO, Ltd. Series 2015-9A, Class A1R (3 month LIBOR + 0.800%) 0.926%, 07/15/2027 (C)(H)	69,467	69,475
OZLM XII, Ltd. Series 2015-12A, Class A1R (3 month LIBOR + 1.050%) 1.236%, 04/30/2027 (C)(H)	311,905	311,946
Palmer Square Loan Funding, Ltd. Series 2018-5A, Class A1 (3 month LIBOR + 0.850%) 0.984%, 01/20/2027 (C)(H)	190,430	190,440
PRET LLC Series 2021-NPL3, Class A1 1.868%, 07/25/2051 (C)	246,303	246,180
Regatta VI Funding, Ltd. Series 2016-1A, Class AR2 (3 month LIBOR + 1.160%) 1.294%, 04/20/2034 (C)(H)	595,000	595,369

146

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
RR 1 LLC Series 2017-1A, Class A1AB (3 month LIBOR + 1.150%) 1.230%, 07/15/2035 (C)(H)	$675,000	$675,848
RR 16, Ltd. Series 2021-16A, Class A1 (3 month LIBOR + 1.110%) 1.278%, 07/15/2036 (C)(H)	585,000	585,418
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.480%, 01/15/2027	75,000	75,959
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1, Class A2B (1 month LIBOR + 0.180%) 0.272%, 07/25/2036 (H)	131,443	61,386
Shackleton VIII CLO, Ltd. Series 2015-8A, Class A1R (3 month LIBOR + 0.920%) 1.054%, 10/20/2027 (C)(H)	903,580	903,629
Sound Point CLO XXIX, Ltd. Series 2021-1A, Class A (3 month LIBOR + 1.070%) 1.260%, 04/25/2034 (C)(H)	655,000	655,409
Soundview Home Loan Trust Series 2007-OPT2, Class 2A3 (1 month LIBOR + 0.180%) 0.272%, 07/25/2037 (H)	29,358	28,187
Springleaf Funding Trust Series 2017-AA, Class A 2.680%, 07/15/2030 (C)	133,734	133,910
Summit Issuer LLC Series 2020-1A, Class A2 2.290%, 12/20/2050 (C)	155,000	154,936
TICP CLO III-2, Ltd. Series 2018-3R, Class A (3 month LIBOR + 0.840%) 0.974%, 04/20/2028 (C)(H)	250,422	250,437
Towd Point Mortgage Trust
Series 2016-2, Class A1A 2.750%, 08/25/2055 (C)(I)	64,813	65,128
Series 2016-3, Class A1 2.250%, 04/25/2056 (C)(I)	48,923	49,035
Series 2017-1, Class A1 2.750%, 10/25/2056 (C)(I)	302,645	306,731
Series 2017-2, Class A1 2.750%, 04/25/2057 (C)(I)	76,799	77,726
Series 2017-3, Class A1 2.750%, 07/25/2057 (C)(I)	158,704	160,941
Series 2017-4, Class A1 2.750%, 06/25/2057 (C)(I)	282,991	289,165
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) 0.692%, 02/25/2057 (C)(H)	181,629	181,628
Series 2021-R1, Class A1 2.918%, 11/30/2060 (C)(I)	644,162	655,564
VCAT LLC
Series 2021-NPL2, Class A1 2.115%, 03/27/2051 (C)	115,144	115,463
Series 2021-NPL3, Class A1 1.743%, 05/25/2051 (C)	337,431	337,489
Venture 42 CLO, Ltd. Series 2021-42A, Class A1A (3 month LIBOR + 1.130%) 1.327%, 04/15/2034 (C)(H)	655,000	655,302
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Venture 43 CLO, Ltd. Series 2021-43A, Class A1 (3 month LIBOR + 1.240%) 1.434%, 04/15/2034 (C)(H)	$260,000	$260,321
Venture XXI CLO, Ltd. Series 2015-21A, Class AR (3 month LIBOR + 0.880%) 1.006%, 07/15/2027 (C)(H)	331,523	331,536
Vericrest Opportunity Loan Transferee Series 2021-NP11, Class A1 1.868%, 08/25/2051 (C)	555,648	555,298
Verus Securitization Trust Series 2020-NPL1, Class A1 3.598%, 08/25/2050 (C)	145,904	145,988
VOLT CIII LLC Series 2021-CF1, Class A1 1.992%, 08/25/2051 (C)	425,513	425,658
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.240%, 02/27/2051 (C)	318,903	319,196
VOLT XCVIII LLC Series 2021-NPL7, Class A1 2.116%, 04/25/2051 (C)	109,895	110,149
Voya CLO, Ltd. Series 2015-1A, Class A1R (3 month LIBOR + 0.900%) 1.034%, 01/18/2029 (C)(H)	715,520	715,609
Wellfleet CLO X, Ltd. Series 2019-XA, Class A1R (3 month LIBOR + 1.170%) 1.356%, 07/20/2032 (C)(H)	520,000	520,172
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	226,188	239,034
Series 2021-1A, Class A2I 2.370%, 06/15/2051 (C)	583,538	588,419
Westlake Automobile Receivables Trust
Series 2019-3A, Class D 2.720%, 11/15/2024 (C)	420,000	429,940
Series 2020-3A, Class D 1.650%, 02/17/2026 (C)	215,000	218,111
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)	99,500	102,345
TOTAL ASSET BACKED SECURITIES (Cost $25,207,730)		$25,190,843
COMMON STOCKS – 0.0%
Energy – 0.0%
Foresight Energy LLC (J)	895	12,512
TOTAL COMMON STOCKS (Cost $119,500)		$12,512
PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 2.200% (Expiration Date: 3-14-22; Strike Rate: 2.200%; Counterparty: Bank of America Corp.) (J)(K)	8,705,000	35,671

147

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Puts (continued)
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 2.200% (Expiration Date: 3-14-22; Strike Rate: 2.200%; Counterparty: Citibank N.A.) (J)(K)	8,370,000	$34,300
		69,971
TOTAL PURCHASED OPTIONS (Cost $297,615)		$69,971
SHORT-TERM INVESTMENTS – 3.0%
Short-term funds – 0.0%
John Hancock Collateral Trust, 0.0303% (L)(M)	6,491	64,950
Repurchase agreement – 3.0%
Deutsche Bank Tri-Party Repurchase Agreement dated 9-30-21 at 0.050% to be repurchased at $8,100,011 on 10-1-21, collateralized by $7,995,411 Government National Mortgage Association, 2.500% due 1-20-51 (valued at $8,262,001)	$8,100,000	8,100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,164,951)		$8,164,950
Total Investments (Investment Quality Bond Trust) (Cost $370,313,447) – 138.9%		$374,851,506
Other assets and liabilities, net – (38.9%)		(104,984,967)
TOTAL NET ASSETS – 100.0%		$269,866,539
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
Investment Quality Bond Trust (continued)
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $75,933,214 or 28.1% of the fund's net assets as of 9-30-21.
(D)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $61,298.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Non-income producing security.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
(L)	The rate shown is the annualized seven-day yield as of 9-30-21.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	55	Long	Dec 2021	$12,109,991	$12,103,008	$(6,983)
5-Year U.S. Treasury Note Futures	3	Long	Dec 2021	369,826	368,227	(1,599)
Euro-OAT Futures	5	Long	Dec 2021	978,291	961,141	(17,150)
10-Year Australian Treasury Bond Futures	11	Short	Dec 2021	(1,146,755)	(1,125,505)	21,250
10-Year U.S. Treasury Note Futures	112	Short	Dec 2021	(14,924,445)	(14,740,250)	184,195
Euro-BTP Italian Government Bond Futures	12	Short	Dec 2021	(2,132,663)	(2,112,135)	20,528
Euro-Buxl Futures	10	Short	Dec 2021	(2,431,366)	(2,355,389)	75,977
German Euro BUND Futures	24	Short	Dec 2021	(4,789,308)	(4,721,064)	68,244
U.S. Treasury Long Bond Futures	45	Short	Dec 2021	(7,355,627)	(7,164,844)	190,783
Ultra U.S. Treasury Bond Futures	89	Short	Dec 2021	(13,080,905)	(12,927,250)	153,655
Ultra U.S. Treasury Bond Futures	68	Short	Dec 2021	(13,423,727)	(12,992,250)	431,477
						$1,120,377

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
148

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	107,000	USD	125,172	MSI	12/15/2021	—	$(1,045)
USD	558,307	BRL	3,010,000	GSI	12/15/2021	$12,233	—
USD	133,580	EUR	114,000	CITI	10/29/2021	1,467	—
USD	7,757,403	EUR	6,532,000	DB	12/15/2021	179,863	—
USD	125,981	EUR	106,000	MSI	12/15/2021	3,014	—
USD	1,272,306	MXN	25,710,000	GSI	12/15/2021	39,593	—
						$236,170	$(1,045)

WRITTEN OPTIONS
Interest rate swaptions
Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount*	Premium	Value
Puts
5-Year Interest Rate Swap	BOA	3 month USD LIBOR	Pay	1.500%	Mar 2022	USD	8,705,000	$87,050	$(36,098)
5-Year Interest Rate Swap	CITI	3 month USD LIBOR	Pay	1.500%	Mar 2022	USD	8,370,000	92,070	(34,707)
								$179,120	$(70,805)
* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,155,000	USD	Fixed 0.075%	USD Compounded SOFR	Annual	Annual	Aug 2025	$(194)	$48,197	$48,003
Centrally cleared	4,935,000	USD	Fixed 0.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2030	(16,298)	324,642	308,344
Centrally cleared	2,460,000	USD	Fixed 1.160%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2040	—	255,500	255,500
Centrally cleared	1,605,000	USD	Fixed 0.810%	USD LIBOR BBA	Semi-Annual	Quarterly	Sep 2050	4,856	378,846	383,702
								$(11,636)	$1,007,185	$995,549
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.EM.35	1,325,000	USD	$1,325,000	1.000%	Quarterly	Jun 2026	$38,367	$3,768	$42,135
Centrally cleared	CDX.NA.HY.36	1,145,000	USD	1,145,000	5.000%	Quarterly	Jun 2026	(108,103)	2,044	(106,059)
				$2,470,000				$(69,736)	$5,812	$(63,924)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.BBB-.6	40.680%	840,000	USD	$840,000	3.000%	Monthly	May 2063	$(49,997)	$(189,508)	$(239,505)
GSI	CMBX.NA.BBB-.6	40.680%	1,390,000	USD	1,390,000	3.000%	Monthly	May 2063	(83,606)	(312,718)	(396,324)
MSI	CMBX.NA.BBB-.6	40.680%	255,000	USD	255,000	3.000%	Monthly	May 2063	(38,446)	(34,261)	(72,707)
MSI	CMBX.NA.BBB-.6	40.680%	130,000	USD	130,000	3.000%	Monthly	May 2063	(19,927)	(17,139)	(37,066)
MSI	CMBX.NA.BBB-.6	40.680%	115,000	USD	115,000	3.000%	Monthly	May 2063	(17,964)	(14,825)	(32,789)
MSI	CMBX.NA.BBB-.6	40.680%	69,000	USD	69,000	3.000%	Monthly	May 2063	(10,784)	(8,890)	(19,674)
					$2,799,000				$(220,724)	$(577,341)	$(798,065)
Centrally cleared	CDX.NA.IG.36	0.483%	490,000	USD	490,000	1.000%	Quarterly	Jun 2026	9,746	2,157	11,903
Centrally cleared	Federative Republic of Brazil	1.898%	150,000	USD	150,000	1.000%	Quarterly	Jun 2026	(4,395)	(1,650)	(6,045)
Centrally cleared	Republic of Panama	0.822%	210,000	USD	210,000	1.000%	Quarterly	Jun 2026	1,696	105	1,801
					$850,000				$7,047	$612	$7,659
					$3,649,000				$(213,677)	$(576,729)	$(790,406)
149

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Derivatives Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BBA	The British Banker's Association
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DB	Deutsche Bank AG
GSI	Goldman Sachs International
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 49.6%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	24,806,425	$586,175,832
Fixed income - 50.4%
Select Bond, Series NAV, JHVIT (MIM US) (B)	41,209,734	595,892,754
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,003,093,585)		$1,182,068,586
Total Investments (Lifestyle Balanced Portfolio) (Cost $1,003,093,585) - 100.0%		$1,182,068,586
Other assets and liabilities, net - (0.0%)		(63,400)
TOTAL NET ASSETS - 100.0%		$1,182,005,186
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 19.7%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,903,325	$44,975,578
Fixed income - 80.3%
Select Bond, Series NAV, JHVIT (MIM US) (B)	12,645,461	182,853,370
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $211,318,460)		$227,828,948
Total Investments (Lifestyle Conservative Portfolio) (Cost $211,318,460) - 100.0%		$227,828,948
Other assets and liabilities, net - (0.0%)		(43,632)
TOTAL NET ASSETS - 100.0%		$227,785,316
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 69.7%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	184,222,443	$4,353,176,329
Fixed income - 30.3%
Select Bond, Series NAV, JHVIT (MIM US) (B)	130,809,194	1,891,500,946
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,998,220,489)		$6,244,677,275
Total Investments (Lifestyle Growth Portfolio) (Cost $4,998,220,489) - 100.0%		$6,244,677,275
Other assets and liabilities, net - (0.0%)		(154,185)
TOTAL NET ASSETS - 100.0%		$6,244,523,090
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 39.4%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	5,960,751	$140,852,548
Fixed income - 60.6%
Select Bond, Series NAV, JHVIT (MIM US) (B)	14,969,842	216,463,918
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $313,741,827)		$357,316,466
Total Investments (Lifestyle Moderate Portfolio) (Cost $313,741,827) - 100.0%		$357,316,466
Other assets and liabilities, net - (0.0%)		(46,046)
TOTAL NET ASSETS - 100.0%		$357,270,420
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.

150

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.4%
Equity - 47.8%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	4,947,772	$224,430,928
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	11,398,917	163,004,516
Equity Income, Series NAV, JHVIT (T. Rowe Price)	16,727,285	268,472,920
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,700,687	282,510,454
Mid Cap Stock, Series NAV, JHVIT (Wellington)	1,972,540	55,171,945
Mid Value, Series NAV, JHVIT (T. Rowe Price)	5,468,023	64,249,265
Multifactor Developed International ETF, JHETF (DFA)	3,015,976	100,602,102
Multifactor Emerging Markets ETF, JHETF (DFA)	2,413,217	71,431,223
Multifactor Mid Cap ETF, JHETF (DFA)	1,803,846	93,168,646
Multifactor Small Cap ETF, JHETF (DFA)	2,104,269	72,701,652
Small Cap Growth, Class NAV, JHF II (Redwood)	1,173,815	31,528,670
Small Cap Value, Series NAV, JHVIT (Wellington)	3,165,585	54,859,587
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	52,790,238	1,247,433,327
		2,729,565,235
Fixed income - 49.6%
Bond, Class NAV, JHSB (MIM US) (B)	44,284,768	727,155,896
Core Bond, Series NAV, JHVIT (Wells Capital)	18,151,801	252,854,593
Select Bond, Series NAV, JHVIT (MIM US) (B)	128,338,827	1,855,779,442
		2,835,789,931
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,705,193,120)		$5,565,355,166
UNAFFILIATED INVESTMENT COMPANIES - 1.7%
Equity - 1.7%
Fidelity 500 Index Fund	625,262	93,764,345
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $79,099,702)		$93,764,345
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government Agency - 0.1%
Federal Agricultural Mortgage Corp. 0.025%, (3 month LIBOR - 0.100%), 01/25/2022 (C)	$7,500,000	7,499,187
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,500,153)		$7,499,187
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.4%
Commercial paper - 0.3%
Salt River Project Agricultural Improvement & Power District 0.070%, 10/07/2021 *	$6,000,000	$5,999,662
The University of Chicago 0.070%, 12/02/2021 *	5,000,000	4,999,380
Yale University 0.050%, 10/19/2021 *	5,000,000	4,999,807
		15,998,849
U.S. Government Agency - 0.0%
Federal Home Loan Bank Discount Note 0.035%, 02/25/2022 *	2,000,000	1,999,592
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	4,612,143	4,612,143
TOTAL SHORT-TERM INVESTMENTS (Cost $22,611,059)		$22,610,584
Total Investments (Managed Volatility Balanced Portfolio) (Cost $4,814,404,034) - 99.6%		$5,689,229,282
Other assets and liabilities, net - 0.4%		22,771,879
TOTAL NET ASSETS - 100.0%		$5,712,001,161
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
LIBOR	London Interbank Offered Rate
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 9-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	163	Long	Dec 2021	$24,129,677	$23,635,000	$(494,677)
Euro STOXX 50 Index Futures	495	Long	Dec 2021	23,653,697	23,210,552	(443,145)
FTSE 100 Index Futures	77	Long	Dec 2021	7,245,334	7,338,743	93,409
Japanese Yen Currency Futures	98	Long	Dec 2021	11,139,860	11,001,725	(138,135)
MSCI Emerging Markets Index Futures	516	Long	Dec 2021	33,307,885	32,136,480	(1,171,405)
Nikkei 225 Index Futures	41	Long	Dec 2021	10,906,366	10,793,836	(112,530)
Pound Sterling Currency Futures	87	Long	Dec 2021	7,483,707	7,327,031	(156,676)
Russell 2000 E-Mini Index Futures	111	Long	Dec 2021	12,379,691	12,214,440	(165,251)
151

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	766	Long	Dec 2021	170,672,146	164,603,825	$(6,068,321)
S&P Mid 400 Index E-Mini Futures	105	Long	Dec 2021	28,223,125	27,648,600	(574,525)
						$(9,231,256)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.4%
Equity - 18.9%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	381,705	$17,314,135
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	613,100	8,767,324
Equity Income, Series NAV, JHVIT (T. Rowe Price)	1,354,343	21,737,207
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	251,168	19,174,190
Multifactor Developed International ETF, JHETF (DFA)	12,296	410,150
Multifactor Emerging Markets ETF, JHETF (DFA)	125,680	3,720,128
Multifactor Mid Cap ETF, JHETF (DFA)	221,698	11,450,702
Multifactor Small Cap ETF, JHETF (DFA)	255,134	8,814,778
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	3,417,564	80,757,046
		172,145,660
Fixed income - 79.5%
Bond, Class NAV, JHSB (MIM US) (B)	11,326,588	185,982,573
Core Bond, Series NAV, JHVIT (Wells Capital)	4,629,832	64,493,556
Select Bond, Series NAV, JHVIT (MIM US) (B)	32,775,386	473,932,084
		724,408,213
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $812,914,707)		$896,553,873
UNAFFILIATED INVESTMENT COMPANIES - 0.8%
Equity - 0.8%
Fidelity 500 Index Fund	49,744	7,459,673
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $6,134,289)		$7,459,673
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.6%
U.S. Government Agency - 0.2%
Federal Home Loan Bank Discount Note 0.046%, 02/02/2022 *	$2,000,000	$1,999,656
Short-term funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	3,335,454	3,335,454
TOTAL SHORT-TERM INVESTMENTS (Cost $5,335,137)		$5,335,110
Total Investments (Managed Volatility Conservative Portfolio) (Cost $824,384,133) - 99.8%		$909,348,656
Other assets and liabilities, net - 0.2%		1,417,660
TOTAL NET ASSETS - 100.0%		$910,766,316
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	8	Long	Dec 2021	$1,182,666	$1,160,000	$(22,666)
Euro STOXX 50 Index Futures	25	Long	Dec 2021	1,192,770	1,172,250	(20,520)
FTSE 100 Index Futures	3	Long	Dec 2021	282,009	285,925	3,916
Japanese Yen Currency Futures	4	Long	Dec 2021	455,126	449,050	(6,076)
MSCI Emerging Markets Index Futures	26	Long	Dec 2021	1,668,872	1,619,280	(49,592)
Nikkei 225 Index Futures	1	Long	Dec 2021	265,703	263,264	(2,439)
Pound Sterling Currency Futures	4	Long	Dec 2021	342,789	336,875	(5,914)
Russell 2000 E-Mini Index Futures	5	Long	Dec 2021	557,096	550,200	(6,896)
S&P 500 Index E-Mini Futures	50	Long	Dec 2021	11,112,333	10,744,377	(367,956)
S&P Mid 400 Index E-Mini Futures	7	Long	Dec 2021	1,880,010	1,843,240	(36,770)
						$(514,913)
152

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)
FUTURES (continued)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.1%
Equity - 67.8%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	7,633,904	$346,273,864
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	23,170,369	331,336,280
Equity Income, Series NAV, JHVIT (T. Rowe Price)	25,765,668	413,538,977
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,281,407	479,522,592
Mid Cap Stock, Series NAV, JHVIT (Wellington)	4,414,457	123,472,355
Mid Value, Series NAV, JHVIT (T. Rowe Price)	11,621,855	136,556,791
Multifactor Developed International ETF, JHETF (DFA)	6,662,920	222,251,025
Multifactor Emerging Markets ETF, JHETF (DFA)	4,897,104	144,954,278
Multifactor Mid Cap ETF, JHETF (DFA)	3,163,869	163,413,834
Multifactor Small Cap ETF, JHETF (DFA)	4,426,538	152,935,117
Small Cap Growth, Class NAV, JHF II (Redwood)	2,079,663	55,859,760
Small Cap Value, Series NAV, JHVIT (Wellington)	4,860,331	84,229,537
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	94,222,067	2,226,467,449
		4,880,811,859
Fixed income - 29.3%
Bond, Class NAV, JHSB (MIM US) (B)	32,799,206	538,562,955
Core Bond, Series NAV, JHVIT (Wells Capital)	13,472,325	187,669,483
Select Bond, Series NAV, JHVIT (MIM US) (B)	95,577,517	1,382,050,902
		2,108,283,340
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,611,054,078)		$6,989,095,199
UNAFFILIATED INVESTMENT COMPANIES - 2.1%
Equity - 2.1%
Fidelity 500 Index Fund	686,064	102,882,094
Fidelity International Index Fund	1,009,176	49,611,078
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $133,851,527)		$152,493,172
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.3%
Commercial paper - 0.2%
Salt River Project Agricultural Improvement & Power District 0.070%, 10/07/2021 *	$6,000,000	$5,999,662
Swedbank AB 0.100%, 11/30/2021 *	500,000	499,949
The University of Chicago 0.070%, 12/02/2021 *	5,000,000	4,999,380
Yale University 0.050%, 10/19/2021 *	5,000,000	4,999,807
		16,498,798
U.S. Government Agency - 0.0%
Federal Home Loan Bank Discount Note 0.035%, 02/25/2022 *	2,000,000	1,999,592
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	4,335,233	4,335,233
TOTAL SHORT-TERM INVESTMENTS (Cost $22,834,066)		$22,833,623
Total Investments (Managed Volatility Growth Portfolio) (Cost $5,767,739,671) - 99.5%		$7,164,421,994
Other assets and liabilities, net - 0.5%		38,220,518
TOTAL NET ASSETS - 100.0%		$7,202,642,512
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	360	Long	Dec 2021	$53,425,276	$52,200,000	$(1,225,276)
Euro STOXX 50 Index Futures	1,081	Long	Dec 2021	51,851,245	50,688,095	(1,163,150)
FTSE 100 Index Futures	174	Long	Dec 2021	16,395,126	16,583,653	188,527
Japanese Yen Currency Futures	251	Long	Dec 2021	28,497,201	28,177,888	(319,313)
MSCI Emerging Markets Index Futures	1,071	Long	Dec 2021	69,806,395	66,701,880	(3,104,515)
Nikkei 225 Index Futures	105	Long	Dec 2021	27,898,809	27,642,751	(256,058)
Pound Sterling Currency Futures	196	Long	Dec 2021	16,890,490	16,506,875	(383,615)
Russell 2000 E-Mini Index Futures	198	Long	Dec 2021	22,234,996	21,787,920	(447,076)
S&P 500 Index E-Mini Futures	1,399	Long	Dec 2021	313,603,517	300,627,613	(12,975,904)
153

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	216	Long	Dec 2021	$58,441,942	$56,877,120	$(1,564,822)
						$(21,251,202)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.4%
Equity - 37.7%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	1,215,288	$55,125,457
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,110,199	30,175,842
Equity Income, Series NAV, JHVIT (T. Rowe Price)	4,338,017	69,625,178
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	884,987	67,559,911
Mid Cap Stock, Series NAV, JHVIT (Wellington)	539,663	15,094,386
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,398,211	16,428,979
Multifactor Developed International ETF, JHETF (DFA)	445,669	14,865,913
Multifactor Emerging Markets ETF, JHETF (DFA)	445,495	13,186,652
Multifactor Mid Cap ETF, JHETF (DFA)	233,040	12,036,516
Multifactor Small Cap ETF, JHETF (DFA)	287,679	9,939,194
Small Cap Growth, Class NAV, JHF II (Redwood)	273,135	7,336,405
Small Cap Value, Series NAV, JHVIT (Wellington)	665,345	11,530,424
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	12,239,491	289,219,183
		612,124,040
Fixed income - 59.7%
Bond, Class NAV, JHSB (MIM US) (B)	15,141,506	248,623,529
Core Bond, Series NAV, JHVIT (Wells Capital)	6,210,727	86,515,424
Select Bond, Series NAV, JHVIT (MIM US) (B)	43,923,495	635,133,737
		970,272,690
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,374,220,101)		$1,582,396,730
UNAFFILIATED INVESTMENT COMPANIES - 1.7%
Equity - 1.7%
Fidelity 500 Index Fund	181,953	27,285,643
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $22,451,090)		$27,285,643
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.6%
Commercial paper - 0.2%
Salt River Project Agricultural Improvement & Power District 0.070%, 10/07/2021 *	$3,000,000	$2,999,831
Yale University 0.050%, 10/19/2021 *	500,000	499,981
		3,499,812
U.S. Government Agency - 0.2%
Federal Home Loan Bank Discount Note 0.046%, 02/02/2022 *	3,000,000	2,999,484
Short-term funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	3,064,330	3,064,330
TOTAL SHORT-TERM INVESTMENTS (Cost $9,563,808)		$9,563,626
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,406,234,999) - 99.7%		$1,619,245,999
Other assets and liabilities, net - 0.3%		4,582,568
TOTAL NET ASSETS - 100.0%		$1,623,828,567
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	38	Long	Dec 2021	$5,637,706	$5,510,000	$(127,706)
Euro STOXX 50 Index Futures	117	Long	Dec 2021	5,609,174	5,486,130	(123,044)
FTSE 100 Index Futures	17	Long	Dec 2021	1,602,052	1,620,242	18,190
Japanese Yen Currency Futures	22	Long	Dec 2021	2,500,005	2,469,775	(30,230)
154

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI Emerging Markets Index Futures	107	Long	Dec 2021	$6,961,705	$6,663,960	$(297,745)
Nikkei 225 Index Futures	9	Long	Dec 2021	2,391,327	2,369,379	(21,948)
Pound Sterling Currency Futures	20	Long	Dec 2021	1,724,518	1,684,375	(40,143)
Russell 2000 E-Mini Index Futures	26	Long	Dec 2021	2,912,904	2,861,040	(51,864)
S&P 500 Index E-Mini Futures	199	Long	Dec 2021	44,555,585	42,762,611	(1,792,974)
S&P Mid 400 Index E-Mini Futures	23	Long	Dec 2021	6,213,782	6,056,360	(157,422)
						$(2,624,886)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.3%
Communication services – 1.7%
Diversified telecommunication services – 0.2%
Iridium Communications, Inc. (A)	77,607	$3,092,639
Entertainment – 0.1%
World Wrestling Entertainment, Inc., Class A	26,555	1,493,984
Interactive media and services – 0.3%
TripAdvisor, Inc. (A)	57,904	1,960,050
Yelp, Inc. (A)	40,676	1,514,774
		3,474,824
Media – 1.0%
Cable One, Inc.	2,912	5,279,835
John Wiley & Sons, Inc., Class A	25,602	1,336,680
TEGNA, Inc.	130,048	2,564,547
The New York Times Company, Class A	98,287	4,842,600
		14,023,662
Wireless telecommunication services – 0.1%
Telephone & Data Systems, Inc.	58,143	1,133,789
		23,218,898
Consumer discretionary – 14.8%
Auto components – 1.6%
Adient PLC (A)	55,421	2,297,200
Dana, Inc.	85,427	1,899,896
Fox Factory Holding Corp. (A)	24,766	3,579,678
Gentex Corp.	140,558	4,635,603
Lear Corp.	35,141	5,498,864
The Goodyear Tire & Rubber Company (A)	165,279	2,925,438
Visteon Corp. (A)	16,461	1,553,754
		22,390,433
Automobiles – 0.5%
Harley-Davidson, Inc.	90,496	3,313,059
Thor Industries, Inc.	32,568	3,998,048
		7,311,107
Diversified consumer services – 0.9%
Graham Holdings Company, Class B	2,375	1,399,255
Grand Canyon Education, Inc. (A)	26,579	2,337,889
H&R Block, Inc.	104,736	2,618,400
Service Corp. International	98,574	5,940,069
		12,295,613
Hotels, restaurants and leisure – 3.0%
Boyd Gaming Corp. (A)	48,189	3,048,436
Choice Hotels International, Inc.	19,307	2,439,826
Churchill Downs, Inc.	20,393	4,895,951
Cracker Barrel Old Country Store, Inc.	13,956	1,951,607
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Jack in the Box, Inc.	12,748	$1,240,763
Marriott Vacations Worldwide Corp.	25,121	3,952,287
Papa John's International, Inc.	19,142	2,430,843
Scientific Games Corp. (A)	56,687	4,708,989
Six Flags Entertainment Corp. (A)	45,461	1,932,093
Texas Roadhouse, Inc.	41,076	3,751,471
The Wendy's Company	104,839	2,272,910
Travel + Leisure Company	50,763	2,768,106
Wingstop, Inc.	17,497	2,868,283
Wyndham Hotels & Resorts, Inc.	55,012	4,246,376
		42,507,941
Household durables – 1.6%
Helen of Troy, Ltd. (A)	14,176	3,185,064
KB Home	52,912	2,059,335
Taylor Morrison Home Corp. (A)	73,698	1,899,934
Tempur Sealy International, Inc.	115,584	5,364,253
Toll Brothers, Inc.	68,218	3,771,773
TopBuild Corp. (A)	19,373	3,967,784
Tri Pointe Homes, Inc. (A)	66,933	1,406,932
		21,655,075
Leisure products – 1.3%
Brunswick Corp.	45,587	4,343,073
Callaway Golf Company (A)	68,905	1,903,845
Mattel, Inc. (A)	205,272	3,809,848
Polaris, Inc.	33,502	4,008,849
YETI Holdings, Inc. (A)	51,435	4,407,465
		18,473,080
Multiline retail – 0.6%
Kohl's Corp.	91,900	4,327,571
Nordstrom, Inc. (A)	65,428	1,730,571
Ollie's Bargain Outlet Holdings, Inc. (A)	35,714	2,152,840
		8,210,982
Specialty retail – 3.6%
American Eagle Outfitters, Inc.	89,776	2,316,221
AutoNation, Inc. (A)	25,689	3,127,893
Dick's Sporting Goods, Inc. (B)	38,549	4,617,014
Five Below, Inc. (A)	32,936	5,823,414
Foot Locker, Inc.	52,989	2,419,478
GameStop Corp., Class A (A)(B)	36,599	6,422,027
Lithia Motors, Inc.	17,794	5,641,410
Murphy USA, Inc.	13,986	2,339,298
RH (A)	10,020	6,682,438
Urban Outfitters, Inc. (A)	38,758	1,150,725
Victoria's Secret & Company (A)	44,174	2,441,055

155

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Williams-Sonoma, Inc.	44,187	$7,835,681
		50,816,654
Textiles, apparel and luxury goods – 1.7%
Capri Holdings, Ltd. (A)	89,418	4,328,725
Carter's, Inc.	25,888	2,517,349
Columbia Sportswear Company	20,566	1,971,045
Crocs, Inc. (A)	36,697	5,265,286
Deckers Outdoor Corp. (A)	16,272	5,861,174
Skechers USA, Inc., Class A (A)	79,348	3,342,138
		23,285,717
		206,946,602
Consumer staples – 3.4%
Beverages – 0.2%
The Boston Beer Company, Inc., Class A (A)	5,522	2,814,840
Food and staples retailing – 1.1%
BJ's Wholesale Club Holdings, Inc. (A)	80,665	4,430,122
Casey's General Stores, Inc.	21,778	4,104,064
Grocery Outlet Holding Corp. (A)	51,344	1,107,490
Performance Food Group Company (A)	90,397	4,199,845
Sprouts Farmers Market, Inc. (A)	67,170	1,556,329
		15,397,850
Food products – 1.8%
Darling Ingredients, Inc. (A)	95,333	6,854,443
Flowers Foods, Inc.	117,085	2,766,719
Ingredion, Inc.	39,414	3,508,240
Lancaster Colony Corp.	11,666	1,969,337
Pilgrim's Pride Corp. (A)	28,667	833,636
Post Holdings, Inc. (A)	34,476	3,797,876
Sanderson Farms, Inc.	12,478	2,348,360
The Hain Celestial Group, Inc. (A)	49,272	2,107,856
Tootsie Roll Industries, Inc.	10,275	312,668
		24,499,135
Household products – 0.1%
Energizer Holdings, Inc.	37,001	1,444,889
Personal products – 0.2%
Coty, Inc., Class A (A)	166,737	1,310,553
Nu Skin Enterprises, Inc., Class A	29,491	1,193,501
		2,504,054
		46,660,768
Energy – 2.5%
Energy equipment and services – 0.4%
ChampionX Corp. (A)	118,705	2,654,244
NOV, Inc. (A)	229,821	3,012,953
		5,667,197
Oil, gas and consumable fuels – 2.1%
Antero Midstream Corp.	190,981	1,990,022
Cimarex Energy Company	60,477	5,273,594
CNX Resources Corp. (A)	128,186	1,617,707
DT Midstream, Inc.	56,978	2,634,663
EQT Corp. (A)	162,321	3,321,088
Equitrans Midstream Corp.	239,154	2,425,022
HollyFrontier Corp.	87,934	2,913,253
Murphy Oil Corp.	85,392	2,132,238
Targa Resources Corp.	134,500	6,618,745
		28,926,332
		34,593,529
Financials – 14.6%
Banks – 6.9%
Associated Banc-Corp.	89,978	1,927,329
BancorpSouth Bank	63,881	1,902,376
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bank of Hawaii Corp.	23,810	$1,956,468
Bank OZK	71,667	3,080,248
Cathay General Bancorp	45,976	1,902,947
CIT Group, Inc.	58,319	3,029,672
Commerce Bancshares, Inc.	62,523	4,356,603
Cullen/Frost Bankers, Inc.	33,322	3,952,656
East West Bancorp, Inc.	83,456	6,471,178
First Financial Bankshares, Inc. (B)	75,366	3,463,068
First Horizon Corp.	323,130	5,263,788
FNB Corp.	187,946	2,183,933
Fulton Financial Corp.	95,924	1,465,719
Glacier Bancorp, Inc.	56,180	3,109,563
Hancock Whitney Corp.	51,088	2,407,267
Home BancShares, Inc.	88,799	2,089,440
International Bancshares Corp.	31,313	1,303,873
PacWest Bancorp	68,948	3,124,723
Pinnacle Financial Partners, Inc.	44,768	4,211,773
Prosperity Bancshares, Inc.	54,663	3,888,179
Signature Bank	35,668	9,711,683
Sterling Bancorp	113,347	2,829,141
Synovus Financial Corp.	86,143	3,780,816
Texas Capital Bancshares, Inc. (A)	29,763	1,786,375
UMB Financial Corp.	25,311	2,447,827
Umpqua Holdings Corp.	129,488	2,622,132
United Bankshares, Inc.	76,001	2,764,916
Valley National Bancorp	239,177	3,183,446
Webster Financial Corp.	53,288	2,902,064
Wintrust Financial Corp.	33,553	2,696,655
		95,815,858
Capital markets – 2.6%
Affiliated Managers Group, Inc.	24,238	3,662,119
Evercore, Inc., Class A	23,327	3,118,120
FactSet Research Systems, Inc.	22,223	8,773,196
Federated Hermes, Inc.	57,385	1,865,013
Interactive Brokers Group, Inc., Class A	51,380	3,203,029
Janus Henderson Group PLC	101,380	4,190,035
Jefferies Financial Group, Inc.	116,250	4,316,363
SEI Investments Company	63,069	3,739,992
Stifel Financial Corp.	61,639	4,188,986
		37,056,853
Consumer finance – 0.7%
FirstCash, Inc.	23,795	2,082,063
LendingTree, Inc. (A)	6,736	941,895
Navient Corp.	98,728	1,947,903
PROG Holdings, Inc. (A)	39,117	1,643,305
SLM Corp.	179,883	3,165,941
		9,781,107
Insurance – 3.6%
Alleghany Corp. (A)	8,159	5,094,561
American Financial Group, Inc.	38,884	4,892,774
Brighthouse Financial, Inc. (A)	48,887	2,211,159
CNO Financial Group, Inc.	75,169	1,769,478
First American Financial Corp.	64,658	4,335,319
Kemper Corp.	35,181	2,349,739
Kinsale Capital Group, Inc.	12,610	2,039,037
Mercury General Corp.	15,634	870,345
Old Republic International Corp.	167,253	3,868,562
Primerica, Inc.	23,217	3,566,828
Reinsurance Group of America, Inc.	39,997	4,450,066
RenaissanceRe Holdings, Ltd.	27,708	3,862,495
RLI Corp.	23,411	2,347,421
Selective Insurance Group, Inc.	35,357	2,670,514
The Hanover Insurance Group, Inc.	21,002	2,722,279

156

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Unum Group	120,229	$3,012,939
		50,063,516
Thrifts and mortgage finance – 0.8%
Essent Group, Ltd.	65,806	2,896,122
MGIC Investment Corp.	199,597	2,985,971
New York Community Bancorp, Inc.	273,542	3,520,486
Washington Federal, Inc.	39,967	1,371,268
		10,773,847
		203,491,181
Health care – 10.4%
Biotechnology – 1.6%
Arrowhead Pharmaceuticals, Inc. (A)	61,328	3,828,707
Emergent BioSolutions, Inc. (A)	28,113	1,407,618
Exelixis, Inc. (A)	185,319	3,917,644
Halozyme Therapeutics, Inc. (A)	83,725	3,405,933
Neurocrine Biosciences, Inc. (A)	55,673	5,339,597
United Therapeutics Corp. (A)	26,406	4,874,019
		22,773,518
Health care equipment and supplies – 3.8%
Envista Holdings Corp. (A)	94,856	3,965,929
Globus Medical, Inc., Class A (A)	46,060	3,529,117
Haemonetics Corp. (A)	29,978	2,116,147
Hill-Rom Holdings, Inc.	38,715	5,807,250
ICU Medical, Inc. (A)	11,727	2,736,847
Integra LifeSciences Holdings Corp. (A)	42,787	2,930,054
LivaNova PLC (A)	31,297	2,478,409
Masimo Corp. (A)	29,795	8,065,804
Neogen Corp. (A)	63,220	2,745,645
NuVasive, Inc. (A)	30,391	1,818,901
Penumbra, Inc. (A)	20,227	5,390,496
Quidel Corp. (A)	22,285	3,145,528
STAAR Surgical Company (A)	27,879	3,583,288
Tandem Diabetes Care, Inc. (A)	37,075	4,426,014
		52,739,429
Health care providers and services – 3.0%
Acadia Healthcare Company, Inc. (A)	52,860	3,371,411
Amedisys, Inc. (A)	19,195	2,861,975
Chemed Corp.	9,253	4,303,755
Encompass Health Corp.	58,531	4,392,166
HealthEquity, Inc. (A)	49,051	3,176,543
LHC Group, Inc. (A)	18,629	2,923,076
Molina Healthcare, Inc. (A)	34,352	9,320,046
Option Care Health, Inc. (A)	76,178	1,848,078
Patterson Companies, Inc.	50,719	1,528,671
Progyny, Inc. (A)	40,489	2,267,384
R1 RCM, Inc. (A)	78,738	1,733,023
Tenet Healthcare Corp. (A)	62,972	4,183,860
		41,909,988
Life sciences tools and services – 1.2%
Medpace Holdings, Inc. (A)	16,856	3,190,504
Repligen Corp. (A)	30,075	8,691,374
Syneos Health, Inc. (A)	60,871	5,324,995
		17,206,873
Pharmaceuticals – 0.8%
Jazz Pharmaceuticals PLC (A)	35,969	4,683,523
Nektar Therapeutics (A)	108,116	1,941,763
Perrigo Company PLC	78,654	3,722,694
		10,347,980
		144,977,788
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 17.7%
Aerospace and defense – 1.0%
Axon Enterprise, Inc. (A)	38,632	$6,761,373
Curtiss-Wright Corp.	24,049	3,034,503
Hexcel Corp. (A)	49,322	2,929,234
Mercury Systems, Inc. (A)	33,035	1,566,520
		14,291,630
Air freight and logistics – 0.3%
GXO Logistics, Inc. (A)	57,986	4,548,422
Airlines – 0.2%
JetBlue Airways Corp. (A)	187,067	2,860,254
Building products – 2.4%
Builders FirstSource, Inc. (A)	121,885	6,306,330
Carlisle Companies, Inc.	30,662	6,095,299
Lennox International, Inc.	20,114	5,916,935
Owens Corning	60,663	5,186,687
Simpson Manufacturing Company, Inc.	25,552	2,733,297
Trex Company, Inc. (A)	67,849	6,915,849
		33,154,397
Commercial services and supplies – 1.7%
Clean Harbors, Inc. (A)	29,441	3,058,037
Herman Miller, Inc.	44,300	1,668,338
IAA, Inc. (A)	79,291	4,326,910
KAR Auction Services, Inc. (A)	70,106	1,149,037
MSA Safety, Inc.	21,439	3,123,662
Stericycle, Inc. (A)	54,031	3,672,487
Tetra Tech, Inc.	31,806	4,749,908
The Brink's Company	29,289	1,853,994
		23,602,373
Construction and engineering – 1.3%
AECOM (A)	84,741	5,351,394
Dycom Industries, Inc. (A)	18,105	1,289,800
EMCOR Group, Inc.	31,619	3,648,200
Fluor Corp. (A)	83,184	1,328,448
MasTec, Inc. (A)	33,660	2,904,185
Valmont Industries, Inc.	12,478	2,933,827
		17,455,854
Electrical equipment – 1.7%
Acuity Brands, Inc.	21,004	3,641,463
EnerSys	25,006	1,861,447
Hubbell, Inc.	31,988	5,779,272
nVent Electric PLC	98,884	3,196,920
Regal Beloit Corp.	23,939	3,598,989
Sunrun, Inc. (A)	121,135	5,329,940
		23,408,031
Machinery – 4.9%
AGCO Corp.	36,362	4,455,436
Colfax Corp. (A)	76,193	3,497,259
Crane Company	29,315	2,779,355
Donaldson Company, Inc.	73,872	4,240,992
Flowserve Corp.	76,624	2,656,554
Graco, Inc.	99,846	6,986,225
ITT, Inc.	50,646	4,347,453
Kennametal, Inc.	49,184	1,683,568
Lincoln Electric Holdings, Inc.	34,933	4,499,021
Nordson Corp.	31,799	7,572,932
Oshkosh Corp.	40,373	4,132,984
Terex Corp.	41,058	1,728,542
The Middleby Corp. (A)	32,721	5,579,258
The Timken Company	40,820	2,670,444
The Toro Company	62,977	6,134,590
Trinity Industries, Inc.	49,068	1,333,178

157

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Woodward, Inc.	37,415	$4,235,378
		68,533,169
Marine – 0.1%
Kirby Corp. (A)	35,357	1,695,722
Professional services – 1.6%
ASGN, Inc. (A)	31,117	3,520,577
CACI International, Inc., Class A (A)	13,853	3,630,871
FTI Consulting, Inc. (A)	20,163	2,715,956
Insperity, Inc.	21,118	2,338,607
KBR, Inc.	82,812	3,262,793
ManpowerGroup, Inc.	31,901	3,454,240
Science Applications International Corp.	34,093	2,916,997
		21,840,041
Road and rail – 1.7%
Avis Budget Group, Inc. (A)	27,791	3,237,929
Knight-Swift Transportation Holdings, Inc.	97,631	4,993,826
Landstar System, Inc.	22,515	3,553,317
Ryder System, Inc.	31,631	2,616,200
Saia, Inc. (A)	15,491	3,687,323
Werner Enterprises, Inc.	36,363	1,609,790
XPO Logistics, Inc. (A)	57,986	4,614,526
		24,312,911
Trading companies and distributors – 0.8%
GATX Corp.	20,882	1,870,192
MSC Industrial Direct Company, Inc., Class A	27,642	2,216,612
Univar Solutions, Inc. (A)	100,532	2,394,672
Watsco, Inc.	19,394	5,132,040
		11,613,516
		247,316,320
Information technology – 13.9%
Communications equipment – 0.9%
Ciena Corp. (A)	91,038	4,674,801
Lumentum Holdings, Inc. (A)	44,646	3,729,727
NetScout Systems, Inc. (A)	43,579	1,174,454
ViaSat, Inc. (A)	43,132	2,375,279
		11,954,261
Electronic equipment, instruments and components – 3.1%
Arrow Electronics, Inc. (A)	42,246	4,743,803
Avnet, Inc.	58,530	2,163,854
Belden, Inc.	26,384	1,537,132
Cognex Corp.	103,943	8,338,307
Coherent, Inc. (A)	14,432	3,609,299
II-VI, Inc. (A)	61,695	3,662,215
Jabil, Inc.	85,781	5,007,037
Littelfuse, Inc.	14,480	3,956,950
National Instruments Corp.	78,223	3,068,688
SYNNEX Corp.	24,439	2,544,100
Vishay Intertechnology, Inc.	78,064	1,568,306
Vontier Corp.	99,366	3,338,698
		43,538,389
IT services – 1.7%
Alliance Data Systems Corp.	29,268	2,952,849
Concentrix Corp. (A)	25,187	4,458,099
Genpact, Ltd.	101,597	4,826,873
LiveRamp Holdings, Inc. (A)	39,953	1,886,980
MAXIMUS, Inc.	36,159	3,008,429
Sabre Corp. (A)	189,794	2,247,161
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
WEX, Inc. (A)	26,351	$4,641,465
		24,021,856
Semiconductors and semiconductor equipment – 3.9%
Amkor Technology, Inc.	58,929	1,470,279
Brooks Automation, Inc.	43,703	4,473,002
Cirrus Logic, Inc. (A)	33,880	2,790,018
CMC Materials, Inc.	17,189	2,118,200
First Solar, Inc. (A)	58,162	5,552,145
Lattice Semiconductor Corp. (A)	80,225	5,186,546
MKS Instruments, Inc.	32,618	4,922,382
Semtech Corp. (A)	38,191	2,977,752
Silicon Laboratories, Inc. (A)	23,891	3,348,563
SolarEdge Technologies, Inc. (A)	30,746	8,154,454
Synaptics, Inc. (A)	20,707	3,721,669
Universal Display Corp.	25,500	4,359,480
Wolfspeed, Inc. (A)	67,923	5,483,424
		54,557,914
Software – 4.2%
ACI Worldwide, Inc. (A)	69,107	2,123,658
Aspen Technology, Inc. (A)	39,947	4,905,492
Blackbaud, Inc. (A)	24,729	1,739,685
CDK Global, Inc.	71,630	3,047,857
Cerence, Inc. (A)	22,356	2,148,635
CommVault Systems, Inc. (A)	26,982	2,032,014
Digital Turbine, Inc. (A)	51,439	3,536,431
Envestnet, Inc. (A)	32,067	2,573,056
Fair Isaac Corp. (A)	16,698	6,644,635
j2 Global, Inc. (A)	28,355	3,873,860
Manhattan Associates, Inc. (A)	37,293	5,706,948
Mimecast, Ltd. (A)	35,962	2,287,183
NCR Corp. (A)	77,293	2,995,877
Paylocity Holding Corp. (A)	23,125	6,484,250
Qualys, Inc. (A)	19,701	2,192,524
Sailpoint Technologies Holdings, Inc. (A)	54,671	2,344,292
Teradata Corp. (A)	64,175	3,680,436
		58,316,833
Technology hardware, storage and peripherals – 0.1%
Xerox Holdings Corp.	80,842	1,630,583
		194,019,836
Materials – 5.7%
Chemicals – 2.4%
Ashland Global Holdings, Inc.	33,224	2,960,923
Avient Corp.	53,703	2,489,134
Cabot Corp.	33,366	1,672,304
Ingevity Corp. (A)	23,247	1,659,138
Minerals Technologies, Inc.	19,760	1,380,038
NewMarket Corp.	4,243	1,437,401
Olin Corp.	84,949	4,098,789
RPM International, Inc.	76,336	5,927,490
Sensient Technologies Corp.	24,797	2,258,511
The Chemours Company	97,153	2,823,266
The Scotts Miracle-Gro Company	23,961	3,506,932
Valvoline, Inc.	106,328	3,315,307
		33,529,233
Construction materials – 0.2%
Eagle Materials, Inc.	24,636	3,231,258
Containers and packaging – 0.8%
AptarGroup, Inc.	38,799	4,630,661
Greif, Inc., Class A	15,618	1,008,923
Silgan Holdings, Inc.	49,358	1,893,373

158

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Sonoco Products Company	57,837	$3,445,928
		10,978,885
Metals and mining – 2.1%
Cleveland-Cliffs, Inc. (A)	267,500	5,299,175
Commercial Metals Company	70,932	2,160,589
Compass Minerals International, Inc.	20,023	1,289,481
Reliance Steel & Aluminum Company	37,342	5,318,248
Royal Gold, Inc.	38,592	3,685,150
Steel Dynamics, Inc.	114,061	6,670,287
U.S. Steel Corp.	158,896	3,490,945
Worthington Industries, Inc.	19,479	1,026,543
		28,940,418
Paper and forest products – 0.2%
Louisiana-Pacific Corp.	56,014	3,437,579
		80,117,373
Real estate – 9.5%
Equity real estate investment trusts – 9.0%
American Campus Communities, Inc.	81,826	3,964,470
Apartment Income REIT Corp.	92,329	4,506,578
Brixmor Property Group, Inc.	174,690	3,862,396
Camden Property Trust	59,161	8,724,473
CoreSite Realty Corp.	26,002	3,602,317
Corporate Office Properties Trust	66,078	1,782,784
Cousins Properties, Inc.	87,461	3,261,421
CyrusOne, Inc.	72,951	5,647,137
Douglas Emmett, Inc.	103,217	3,262,689
EastGroup Properties, Inc.	23,767	3,960,295
EPR Properties	44,001	2,172,769
First Industrial Realty Trust, Inc.	75,958	3,955,893
Healthcare Realty Trust, Inc.	85,604	2,549,287
Highwoods Properties, Inc.	61,299	2,688,574
Hudson Pacific Properties, Inc.	89,691	2,356,183
JBG SMITH Properties	68,297	2,022,274
Kilroy Realty Corp.	61,651	4,081,913
Lamar Advertising Company, Class A	51,036	5,790,034
Life Storage, Inc.	46,067	5,285,728
Medical Properties Trust, Inc.	350,405	7,032,628
National Retail Properties, Inc.	103,292	4,461,181
National Storage Affiliates Trust	47,975	2,532,600
Omega Healthcare Investors, Inc.	140,512	4,209,740
Park Hotels & Resorts, Inc. (A)	139,110	2,662,565
Pebblebrook Hotel Trust	77,282	1,731,890
Physicians Realty Trust	127,883	2,253,298
PotlatchDeltic Corp.	39,438	2,034,212
PS Business Parks, Inc.	11,827	1,853,764
Rayonier, Inc.	83,131	2,966,114
Rexford Industrial Realty, Inc.	81,022	4,597,999
Sabra Health Care REIT, Inc.	129,894	1,912,040
SL Green Realty Corp.	39,504	2,798,463
Spirit Realty Capital, Inc.	70,060	3,225,562
STORE Capital Corp.	143,832	4,606,939
The Macerich Company	125,297	2,093,713
Urban Edge Properties	64,769	1,185,920
		125,635,843
Real estate management and development – 0.5%
Jones Lang LaSalle, Inc. (A)	29,824	7,399,036
		133,034,879
Utilities – 3.1%
Electric utilities – 1.0%
ALLETE, Inc.	30,745	1,829,942
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Hawaiian Electric Industries, Inc.	64,299	$2,625,328
IDACORP, Inc.	29,715	3,071,937
OGE Energy Corp.	117,747	3,880,941
PNM Resources, Inc.	50,490	2,498,245
		13,906,393
Gas utilities – 1.2%
National Fuel Gas Company	53,635	2,816,910
New Jersey Resources Corp.	56,725	1,974,597
ONE Gas, Inc.	31,470	1,994,254
Southwest Gas Holdings, Inc.	34,760	2,324,749
Spire, Inc.	30,402	1,859,994
UGI Corp.	122,996	5,242,090
		16,212,594
Multi-utilities – 0.5%
Black Hills Corp.	37,340	2,343,458
MDU Resources Group, Inc.	119,075	3,532,955
NorthWestern Corp.	30,329	1,737,852
		7,614,265
Water utilities – 0.4%
Essential Utilities, Inc.	131,550	6,061,824
		43,795,076
TOTAL COMMON STOCKS (Cost $1,017,619,099)		$1,358,172,250
SHORT-TERM INVESTMENTS – 3.6%
U.S. Government – 2.0%
U.S. Treasury Bill
0.050%, 10/28/2021 *	$500,000	499,975
0.050%, 11/02/2021 *	27,000,000	26,998,597
		27,498,572
Short-term funds – 0.9%
John Hancock Collateral Trust, 0.0303% (C)(D)	1,216,746	12,175,004
Repurchase agreement – 0.7%
Repurchase Agreement with State Street Corp. dated 9-30-21 at 0.000% to be repurchased at $9,939,000 on 10-1-21, collateralized by $10,136,200 U.S. Treasury Notes, 0.125% due 12-31-22 (valued at $10,137,786)	$9,939,000	9,939,000
TOTAL SHORT-TERM INVESTMENTS (Cost $49,612,969)		$49,612,576
Total Investments (Mid Cap Index Trust) (Cost $1,067,232,068) – 100.9%		$1,407,784,826
Other assets and liabilities, net – (0.9%)		(11,976,538)
TOTAL NET ASSETS – 100.0%		$1,395,808,288
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $11,812,832. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $608,260 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 9-30-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

159

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	156	Long	Dec 2021	$42,185,841	$41,077,920	$(1,107,921)
						$(1,107,921)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.0%
Communication services – 7.4%
Entertainment – 3.0%
Spotify Technology SA (A)	123,912	$27,922,330
Interactive media and services – 4.4%
Match Group, Inc. (A)	162,572	25,522,178
Snap, Inc., Class A (A)	176,165	13,013,309
ZoomInfo Technologies, Inc., Class A (A)	56,500	3,457,235
		41,992,722
		69,915,052
Consumer discretionary – 28.4%
Automobiles – 1.9%
Thor Industries, Inc.	145,243	17,830,031
Diversified consumer services – 2.4%
2U, Inc. (A)	175,317	5,885,392
Chegg, Inc. (A)	243,198	16,542,328
		22,427,720
Hotels, restaurants and leisure – 7.6%
Chipotle Mexican Grill, Inc. (A)	15,159	27,551,786
DraftKings, Inc., Class A (A)	485,889	23,400,414
Penn National Gaming, Inc. (A)	117,824	8,537,527
Planet Fitness, Inc., Class A (A)	154,886	12,166,295
		71,656,022
Household durables – 1.9%
Lennar Corp., A Shares	187,404	17,556,007
Leisure products – 1.2%
Polaris, Inc.	93,814	11,225,783
Multiline retail – 0.9%
Ollie's Bargain Outlet Holdings, Inc. (A)	139,608	8,415,570
Specialty retail – 7.9%
EVgo, Inc. (A)	253,000	2,061,950
Five Below, Inc. (A)	143,245	25,327,148
Floor & Decor Holdings, Inc., Class A (A)	213,424	25,779,485
Ross Stores, Inc.	113,227	12,324,759
Ulta Beauty, Inc. (A)	25,917	9,353,964
		74,847,306
Textiles, apparel and luxury goods – 4.6%
Lululemon Athletica, Inc. (A)	107,553	43,526,695
		267,485,134
Consumer staples – 0.2%
Household products – 0.2%
The Honest Company, Inc. (A)(B)	159,725	1,636,406
Financials – 3.0%
Capital markets – 3.0%
Ares Management Corp., Class A	195,040	14,399,803
Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Tradeweb Markets, Inc., Class A	166,886	$13,481,051
		27,880,854
Health care – 20.9%
Biotechnology – 2.9%
Apellis Pharmaceuticals, Inc. (A)	88,981	2,932,814
Ascendis Pharma A/S, ADR (A)	38,420	6,123,764
Exact Sciences Corp. (A)	122,333	11,676,685
Kodiak Sciences, Inc. (A)	70,109	6,729,062
		27,462,325
Health care equipment and supplies – 10.5%
ABIOMED, Inc. (A)	61,442	20,000,600
Align Technology, Inc. (A)	40,125	26,700,379
DexCom, Inc. (A)	56,420	30,853,841
Insulet Corp. (A)	73,684	20,943,203
		98,498,023
Health care providers and services – 1.4%
Oak Street Health, Inc. (A)(C)	305,936	13,011,458
Health care technology – 3.6%
GoodRx Holdings, Inc., Class A (A)(C)	456,984	18,745,484
Inspire Medical Systems, Inc. (A)	41,495	9,663,356
MultiPlan Corp. (A)	1,024,314	5,766,888
		34,175,728
Life sciences tools and services – 1.4%
Agilent Technologies, Inc.	84,273	13,275,526
Pharmaceuticals – 1.1%
Elanco Animal Health, Inc. (A)	280,582	8,947,760
Reata Pharmaceuticals, Inc., Class A (A)	16,478	1,657,852
		10,605,612
		197,028,672
Industrials – 9.5%
Building products – 1.5%
Johnson Controls International PLC	208,935	14,224,295
Commercial services and supplies – 1.7%
Copart, Inc. (A)	118,125	16,386,300
Machinery – 1.6%
Hyzon Motors, Inc. (A)	265,700	1,843,958
The Middleby Corp. (A)	78,268	13,345,477
		15,189,435
Professional services – 4.7%
CoStar Group, Inc. (A)	357,084	30,730,649
Leidos Holdings, Inc.	139,612	13,420,902
		44,151,551
		89,951,581

160

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 25.6%
Communications equipment – 2.6%
Arista Networks, Inc. (A)	71,329	$24,511,498
IT services – 2.4%
MongoDB, Inc. (A)	46,829	22,080,342
Payoneer Global, Inc. (A)	93,200	796,860
		22,877,202
Semiconductors and semiconductor equipment – 5.4%
Marvell Technology, Inc.	252,917	15,253,424
MKS Instruments, Inc.	68,329	10,311,529
SolarEdge Technologies, Inc. (A)	56,222	14,911,199
Universal Display Corp.	58,862	10,063,048
		50,539,200
Software – 15.2%
Fair Isaac Corp. (A)	53,237	21,184,599
Guidewire Software, Inc. (A)	130,206	15,477,587
IronSource, Ltd., Class A (A)(C)	1,314,747	14,291,300
Paycom Software, Inc. (A)	75,556	37,456,887
RingCentral, Inc., Class A (A)	85,578	18,613,215
Varonis Systems, Inc. (A)	291,070	17,711,610
Workday, Inc., Class A (A)	76,311	19,069,356
		143,804,554
		241,732,454
TOTAL COMMON STOCKS (Cost $712,244,757)		$895,630,153
PREFERRED SECURITIES – 0.8%
Information technology – 0.7%
Software – 0.7%
Essence Group Holdings Corp. (A)(B)(D)	1,663,188	4,291,025
Lookout, Inc., Series F (A)(B)(D)	211,003	1,892,697
		6,183,722
Real estate – 0.1%
Real estate management and development – 0.1%
WeWork Companies, Inc., Series D1 (A)(B)(D)	44,123	332,345
WeWork Companies, Inc., Series D2 (A)(B)(D)	81,039	610,406
		942,751
TOTAL PREFERRED SECURITIES (Cost $7,951,358)		$7,126,473
EXCHANGE-TRADED FUNDS – 2.3%
iShares Russell Mid-Cap Growth ETF (C)	197,126	22,091,911
TOTAL EXCHANGE-TRADED FUNDS (Cost $22,290,495)		$22,091,911
SHORT-TERM INVESTMENTS – 6.9%
Short-term funds – 4.3%
John Hancock Collateral Trust, 0.0303% (E)(F)	4,027,216	40,297,129
Mid Cap Stock Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 2.6%
Deutsche Bank Tri-Party Repurchase Agreement dated 9-30-21 at 0.050% to be repurchased at $24,300,034 on 10-1-21, collateralized by $8,205,000 Federal Home Loan Bank, 0.550% due 2-12-26 (valued at $8,081,214), $9,646,319 Federal Home Loan Mortgage Corp., 2.500% - 4.500% due 8-1-28 to 12-1-50 (valued at $10,534,768) and $5,616,139 Federal National Mortgage Association, 2.500% - 4.500% due 12-1-43 to 6-1-50 (valued at $6,174,886)	$24,300,000	$24,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $64,598,140)		$64,597,129
Total Investments (Mid Cap Stock Trust) (Cost $807,084,750) – 105.0%		$989,445,666
Other assets and liabilities, net – (5.0%)		(47,191,829)
TOTAL NET ASSETS – 100.0%		$942,253,837
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Restricted security as to resale. For more information on this security refer to the Notes to Portfolio of Investments.
(C)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $39,461,264.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 9-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 92.8%
Communication services – 4.6%
Entertainment – 0.2%
Madison Square Garden Sports Corp. (A)	7,310	$1,359,295
Media – 4.2%
DISH Network Corp., Class A (A)	92,816	4,033,783
Fox Corp., Class A	109,453	4,390,160
News Corp., Class A	562,162	13,227,672
Scholastic Corp.	98,685	3,518,120
ViacomCBS, Inc., Class B	39,862	1,574,948
		26,744,683
Wireless telecommunication services – 0.2%
Telephone & Data Systems, Inc.	87,303	1,702,409
		29,806,387

161

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 2.5%
Diversified consumer services – 0.5%
Strategic Education, Inc.	50,775	$3,579,638
Hotels, restaurants and leisure – 0.5%
Compass Group PLC (A)	145,662	2,978,959
Household durables – 0.3%
Mohawk Industries, Inc. (A)	10,281	1,823,849
Multiline retail – 0.3%
Nordstrom, Inc. (A)	63,989	1,692,509
Textiles, apparel and luxury goods – 0.9%
Ralph Lauren Corp.	53,841	5,978,505
		16,053,460
Consumer staples – 8.4%
Beverages – 0.6%
Carlsberg A/S, Class B	23,386	3,815,265
Food and staples retailing – 1.5%
Sysco Corp.	116,711	9,161,814
Food products – 5.7%
Bunge, Ltd.	164,551	13,381,287
Campbell Soup Company	146,476	6,124,162
Flowers Foods, Inc.	563,284	13,310,401
The Kraft Heinz Company	101,859	3,750,448
		36,566,298
Household products – 0.6%
Kimberly-Clark Corp.	29,521	3,909,761
		53,453,138
Energy – 12.5%
Energy equipment and services – 2.5%
Frank's International NV (A)(B)	879,923	2,586,974
NOV, Inc. (A)	242,444	3,178,441
SEACOR Marine Holdings, Inc. (A)	120,027	555,725
TechnipFMC PLC (A)	985,558	7,421,252
Tidewater, Inc. (A)	207,950	2,507,877
		16,250,269
Oil, gas and consumable fuels – 10.0%
APA Corp.	88,000	1,885,840
Cameco Corp.	490,869	10,666,583
Canadian Natural Resources, Ltd.	248,890	9,094,441
Chesapeake Energy Corp.	11,586	713,582
EQT Corp. (A)	673,136	13,772,363
Equitrans Midstream Corp.	586,239	5,944,463
Hess Corp.	15,811	1,234,997
Imperial Oil, Ltd.	525,668	16,590,074
NAC Kazatomprom JSC, GDR	105,741	3,718,088
		63,620,431
		79,870,700
Financials – 17.8%
Banks – 3.9%
Fifth Third Bancorp	344,783	14,632,591
Popular, Inc.	59,883	4,651,113
Westamerica BanCorp	97,607	5,491,370
		24,775,074
Capital markets – 4.3%
Lazard, Ltd., Class A	93,351	4,275,476
Northern Trust Corp.	79,862	8,609,922
State Street Corp.	168,748	14,296,331
		27,181,729
Diversified financial services – 1.3%
Groupe Bruxelles Lambert SA	62,496	6,874,285
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Jackson Financial, Inc., Class A (A)(B)	52,600	$1,367,600
		8,241,885
Insurance – 7.8%
Brighthouse Financial, Inc. (A)	128,985	5,833,992
Brown & Brown, Inc.	145,130	8,047,459
CNA Financial Corp.	159,545	6,694,508
Kemper Corp.	82,021	5,478,183
Loews Corp.	243,093	13,110,005
Marsh & McLennan Companies, Inc.	33,432	5,062,608
RenaissanceRe Holdings, Ltd.	38,249	5,331,911
The Hartford Financial Services Group, Inc.	7,400	519,850
		50,078,516
Thrifts and mortgage finance – 0.5%
Capitol Federal Financial, Inc.	298,563	3,430,489
		113,707,693
Health care – 15.3%
Biotechnology – 1.8%
ACADIA Pharmaceuticals, Inc. (A)	112,600	1,870,286
Alkermes PLC (A)	167,106	5,153,549
BioMarin Pharmaceutical, Inc. (A)	26,604	2,056,223
Galapagos NV (A)	24,592	1,290,246
Incyte Corp. (A)	18,089	1,244,161
		11,614,465
Health care equipment and supplies – 4.9%
Baxter International, Inc.	126,128	10,144,475
Dentsply Sirona, Inc.	135,642	7,874,018
Hologic, Inc. (A)	67,354	4,971,399
Zimmer Biomet Holdings, Inc.	56,240	8,231,286
		31,221,178
Health care providers and services – 7.9%
Cardinal Health, Inc.	302,942	14,983,511
Centene Corp. (A)	42,200	2,629,482
Covetrus, Inc. (A)	142,296	2,581,249
Fresenius Medical Care AG & Company KGaA	12,767	895,532
Fresenius Medical Care AG & Company KGaA, ADR	19,215	671,949
Fresenius SE & Company KGaA	61,413	2,939,543
Fresenius SE & Company KGaA, ADR	135,772	1,623,833
Patterson Companies, Inc.	315,830	9,519,116
Select Medical Holdings Corp.	408,194	14,764,377
		50,608,592
Pharmaceuticals – 0.7%
Perrigo Company PLC	94,046	4,451,197
		97,895,432
Industrials – 6.2%
Aerospace and defense – 2.9%
Rolls-Royce Holdings PLC (A)	2,392,251	4,468,043
Textron, Inc.	202,547	14,139,806
		18,607,849
Air freight and logistics – 0.5%
CH Robinson Worldwide, Inc.	40,641	3,535,767
Airlines – 0.4%
Southwest Airlines Company (A)	46,204	2,376,272
Commercial services and supplies – 0.4%
Cintas Corp.	6,272	2,387,500
Machinery – 1.5%
AGCO Corp.	15,728	1,927,152

162

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
PACCAR, Inc.	100,038	$7,894,999
		9,822,151
Road and rail – 0.5%
JB Hunt Transport Services, Inc.	19,729	3,299,083
		40,028,622
Information technology – 1.9%
Electronic equipment, instruments and components – 0.8%
National Instruments Corp.	132,985	5,217,002
Semiconductors and semiconductor equipment – 1.1%
Applied Materials, Inc.	52,323	6,735,540
		11,952,542
Materials – 9.3%
Chemicals – 2.2%
Corteva, Inc.	202,553	8,523,430
PPG Industries, Inc.	15,761	2,253,981
Westlake Chemical Corp.	33,620	3,064,127
		13,841,538
Construction materials – 1.8%
Summit Materials, Inc., Class A (A)	239,408	7,653,874
Vulcan Materials Company	24,571	4,156,430
		11,810,304
Metals and mining – 5.3%
AngloGold Ashanti, Ltd., ADR	140,498	2,246,563
Centerra Gold, Inc.	47,339	323,293
Cia de Minas Buenaventura SAA, ADR (A)	539,802	3,649,062
Franco-Nevada Corp.	92,836	12,060,764
Freeport-McMoRan, Inc.	203,261	6,612,080
Fresnillo PLC	486,494	5,094,598
Gold Fields, Ltd., ADR	437,967	3,556,292
Newmont Corp.	1,400	76,020
		33,618,672
		59,270,514
Real estate – 7.1%
Equity real estate investment trusts – 6.9%
Apartment Income REIT Corp.	57,990	2,830,492
Apartment Investment and Management Company, Class A	417,176	2,857,656
Equity Commonwealth (A)	246,882	6,413,994
Equity Residential	59,856	4,843,548
Rayonier, Inc.	256,894	9,165,978
Regency Centers Corp.	99,981	6,731,721
Weyerhaeuser Company	313,459	11,149,737
		43,993,126
Real estate management and development – 0.2%
The St. Joe Company	32,761	1,379,238
		45,372,364
Utilities – 7.2%
Electric utilities – 3.8%
FirstEnergy Corp.	407,218	14,505,105
PG&E Corp. (A)	1,011,699	9,712,310
		24,217,415
Gas utilities – 0.9%
Atmos Energy Corp.	4,258	375,556
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
National Fuel Gas Company	103,516	$5,436,660
		5,812,216
Independent power and renewable electricity producers – 1.1%
Vistra Corp.	421,320	7,204,572
Multi-utilities – 1.4%
CenterPoint Energy, Inc.	226,305	5,567,103
Consolidated Edison, Inc.	42,200	3,063,298
		8,630,401
		45,864,604
TOTAL COMMON STOCKS (Cost $463,900,185)		$593,275,456
PREFERRED SECURITIES – 0.2%
Consumer staples – 0.2%
Food products – 0.2%
Bunge, Ltd., 4.875%	8,102	971,835
TOTAL PREFERRED SECURITIES (Cost $917,915)		$971,835
CORPORATE BONDS - 0.2%
Energy - 0.2%
Weatherford International, Ltd. 11.000%, 12/01/2024 (C)	$1,427,000	1,502,802
TOTAL CORPORATE BONDS (Cost $1,096,908)		$1,502,802
SHORT-TERM INVESTMENTS – 7.0%
Short-term funds – 7.0%
John Hancock Collateral Trust, 0.0303% (D)(E)	284,267	2,844,431
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	1,955,047	1,955,047
T. Rowe Price Government Reserve Fund, 0.0295% (D)	39,683,340	39,683,340
TOTAL SHORT-TERM INVESTMENTS (Cost $44,482,899)		$44,482,818
Total Investments (Mid Value Trust) (Cost $510,397,907) – 100.2%		$640,232,911
Other assets and liabilities, net – (0.2%)		(1,132,757)
TOTAL NET ASSETS – 100.0%		$639,100,154
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $2,766,306.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 9-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

163

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.0%
U.S. Government - 0.4%
U.S. Treasury Inflation Protected Security 0.125%, 02/15/2051 (A)		$775,838	$849,745
U.S. Government Agency - 6.6%
Federal National Mortgage Association 2.000%, TBA (B)		13,894,000	13,921,185
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $14,844,712)			$14,770,930
FOREIGN GOVERNMENT OBLIGATIONS - 45.7%
Argentina - 0.2%
Republic of Argentina
1.000%, 07/09/2029		34,723	13,195
(1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		1,534,439	501,854
			515,049
Brazil - 2.9%
Federative Republic of Brazil
3.875%, 06/12/2030		200,000	193,890
4.750%, 01/14/2050		200,000	177,054
6.000%, 05/15/2055	BRL	1,756,000	1,390,782
10.000%, 01/01/2025 to 01/01/2029		23,357,000	4,246,891
			6,008,617
Canada - 1.0%
Government of Canada
0.500%, 12/01/2050	CAD	394,081	332,054
1.500%, 12/01/2044		578,434	584,476
2.750%, 12/01/2048		1,180,000	1,085,561
			2,002,091
Chile - 2.1%
Republic of Chile
1.250%, 01/29/2040 to 01/22/2051	EUR	620,000	652,893
1.875%, 05/27/2030		170,000	215,034
1.900%, 09/01/2030	CLP	2,106,185,900	2,559,738
2.550%, 01/27/2032		$200,000	198,166
3.100%, 05/07/2041		200,000	193,700
3.250%, 09/21/2071		200,000	180,672
3.500%, 01/25/2050		200,000	199,700
5.000%, 03/01/2035	CLP	150,000,000	172,552
			4,372,455
Colombia - 1.3%
Republic of Colombia
3.875%, 03/22/2026	EUR	670,000	857,980
3.875%, 02/15/2061		$660,000	531,412
5.000%, 06/15/2045		400,000	389,856
5.625%, 02/26/2044		255,000	265,937
6.000%, 04/28/2028	COP	1,667,200,000	411,822
7.375%, 09/18/2037		$190,000	233,407
			2,690,414
Czech Republic - 0.2%
Czech Republic 2.500%, 08/25/2028	CZK	8,330,000	391,137
Dominican Republic - 0.1%
The Dominican Republic 6.500%, 02/15/2048		$150,000	160,277
Egypt - 0.5%
Arab Republic of Egypt
6.875%, 04/30/2040		250,000	228,510
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Egypt (continued)
Arab Republic of Egypt (continued)
7.300%, 09/30/2033 (C)		$200,000	$194,160
7.903%, 02/21/2048		620,000	566,014
			988,684
Gabon - 0.2%
Republic of Gabon 6.625%, 02/06/2031		400,000	394,083
Germany - 1.9%
Federal Republic of Germany, Inflation Linked Bond 0.500%, 04/15/2030	EUR	2,745,130	3,926,825
Ghana - 0.3%
Republic of Ghana 10.750%, 10/14/2030		$450,000	543,814
Greece - 0.6%
Republic of Greece, GDP-Linked Note 4.404%, 10/15/2042 (D)*	EUR	409,185,000	1,232,346
Guatemala - 0.1%
Republic of Guatemala 6.125%, 06/01/2050		$225,000	258,752
Hungary - 0.7%
Republic of Hungary
1.500%, 11/17/2050	EUR	390,000	420,456
1.625%, 04/28/2032		520,000	635,162
2.750%, 12/22/2026	HUF	97,030,000	312,650
			1,368,268
Iceland - 1.9%
Republic of Iceland
5.000%, 11/15/2028	ISK	433,770,000	3,568,223
6.500%, 01/24/2031		46,170,000	423,138
			3,991,361
Indonesia - 1.3%
Republic of Indonesia
1.000%, 07/28/2029	EUR	105,000	120,647
1.100%, 03/12/2033		420,000	471,059
1.300%, 03/23/2034		105,000	118,825
1.400%, 10/30/2031		380,000	445,803
3.350%, 03/12/2071		$600,000	552,960
3.500%, 02/14/2050		200,000	199,859
9.000%, 03/15/2029	IDR	11,324,000,000	923,920
			2,833,073
Israel - 2.1%
State of Israel
3.750%, 03/31/2047	ILS	8,740,000	3,481,144
3.800%, 05/13/2060		$200,000	221,680
State of Israel, CPI Linked Bond 0.500%, 11/30/2051	ILS	2,450,000	789,423
			4,492,247
Ivory Coast - 0.5%
Republic of Ivory Coast
4.875%, 01/30/2032	EUR	500,000	563,435
6.625%, 03/22/2048		425,000	494,880
			1,058,315
Jamaica - 0.1%
Government of Jamaica 7.875%, 07/28/2045		$200,000	277,702
Japan - 4.6%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028	JPY	1,051,021,656	9,697,598

164

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Jordan - 0.1%
The Hashemite Kingdom of Jordan 7.375%, 10/10/2047		$200,000	$207,032
Kazakhstan - 0.1%
Republic of Kazakhstan 6.500%, 07/21/2045		200,000	288,948
Macedonia - 0.1%
Republic of North Macedonia
1.625%, 03/10/2028	EUR	105,000	118,514
2.750%, 01/18/2025		150,000	181,867
			300,381
Malaysia - 0.3%
Government of Malaysia 3.899%, 11/16/2027	MYR	2,680,000	665,155
Mexico - 1.9%
Government of Mexico
2.125%, 10/25/2051	EUR	720,000	690,145
3.625%, 04/09/2029		550,000	743,887
4.000%, 11/15/2040	MXN	19,602,733	1,029,942
4.600%, 02/10/2048		$200,000	205,962
5.625%, 03/19/2114	GBP	100,000	148,078
5.750%, 10/12/2110		$280,000	318,520
7.500%, 06/03/2027	MXN	16,859,300	829,746
			3,966,280
Morocco - 0.5%
Kingdom of Morocco
2.000%, 09/30/2030	EUR	310,000	350,127
4.000%, 12/15/2050		$400,000	364,487
5.500%, 12/11/2042		240,000	270,080
			984,694
New Zealand - 2.6%
Government of New Zealand
1.500%, 05/15/2031	NZD	690,000	455,171
2.750%, 05/15/2051		2,000,000	1,367,081
Government of New Zealand, Inflation Linked Bond
2.740%, 09/20/2040		1,390,000	1,344,668
2.769%, 09/20/2035		1,025,000	996,412
3.375%, 09/20/2030		1,280,000	1,246,942
			5,410,274
Nigeria - 0.1%
Federal Republic of Nigeria 7.375%, 09/28/2033 (C)		$200,000	201,600
Norway - 2.2%
Kingdom of Norway
1.375%, 08/19/2030 (C)	NOK	20,150,000	2,269,664
1.750%, 09/06/2029 (C)		21,131,000	2,453,478
			4,723,142
Panama - 0.9%
Republic of Panama 4.500%, 04/16/2050 to 04/01/2056		$1,760,000	1,914,948
Peru - 0.3%
Republic of Peru
1.250%, 03/11/2033	EUR	145,000	161,881
3.750%, 03/01/2030		155,000	212,731
6.950%, 08/12/2031	PEN	730,000	183,039
			557,651
Philippines - 0.1%
Republic of the Philippines 3.700%, 02/02/2042		$200,000	211,548
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland - 0.4%
Republic of Poland
2.000%, 03/08/2049	EUR	75,000	$107,329
2.500%, 07/25/2026	PLN	2,870,000	758,734
			866,063
Romania - 1.2%
Republic of Romania
2.625%, 12/02/2040 (C)	EUR	540,000	583,021
2.750%, 04/14/2041 (C)		170,000	182,892
2.875%, 04/13/2042 (C)		475,000	514,310
3.875%, 10/29/2035		520,000	675,740
4.625%, 04/03/2049		205,000	277,859
4.750%, 02/24/2025	RON	1,080,000	262,124
			2,495,946
Russia - 3.0%
Government of Russia
6.900%, 05/23/2029	RUB	240,040,000	3,254,780
7.050%, 01/19/2028		82,055,000	1,121,921
7.650%, 04/10/2030		84,090,000	1,192,188
8.150%, 02/03/2027		47,860,000	686,731
			6,255,620
Saudi Arabia - 0.3%
Kingdom of Saudi Arabia 2.250%, 02/02/2033 (C)		$667,000	648,497
Senegal - 0.1%
Republic of Senegal 5.375%, 06/08/2037	EUR	250,000	285,643
Serbia - 0.2%
Republic of Serbia 1.650%, 03/03/2033		315,000	346,813
South Africa - 0.5%
Republic of South Africa
5.000%, 10/12/2046		$400,000	354,254
7.000%, 02/28/2031	ZAR	12,510,000	698,342
			1,052,596
South Korea - 7.6%
Republic of Korea
1.375%, 12/10/2029 to 06/10/2030	KRW	12,813,320,000	10,142,459
2.000%, 06/10/2031		2,516,740,000	2,080,974
Republic of Korea, Inflation Linked Bond
1.125%, 06/10/2030		2,842,666,997	2,466,795
1.750%, 06/10/2028		1,477,112,153	1,340,140
			16,030,368
Thailand - 0.4%
Kingdom of Thailand 2.875%, 12/17/2028	THB	23,780,000	766,963
Turkey - 0.2%
Republic of Turkey
6.500%, 09/20/2033		$370,000	354,861
8.000%, 03/12/2025	TRY	1,690,000	143,240
			498,101
Uruguay - 0.0%
Republic of Uruguay 8.500%, 03/15/2028	UYU	670,000	16,289
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $101,962,112)			$95,897,660
CORPORATE BONDS - 15.6%
Brazil - 0.3%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030		$200,000	198,100

165

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Brazil (continued)
Petrobras Global Finance BV 6.850%, 06/05/2115		$335,000	$345,549
			543,649
Canada - 0.2%
goeasy, Ltd. 4.375%, 05/01/2026 (C)		40,000	41,100
Nutrien, Ltd. 2.950%, 05/13/2030		39,000	41,170
Rogers Communications, Inc. 4.350%, 05/01/2049		210,000	239,051
			321,321
Cayman Islands - 0.0%
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (C)		62,400	69,982
Chile - 0.1%
Empresa de los Ferrocarriles del Estado 3.830%, 09/14/2061 (C)		245,000	240,237
China - 0.3%
Meituan 3.050%, 10/28/2030		200,000	185,463
Times China Holdings, Ltd. 5.750%, 01/14/2027		200,000	176,942
Yuzhou Group Holdings Company, Ltd.
6.350%, 01/13/2027		200,000	128,237
7.375%, 01/13/2026		200,000	131,905
			622,547
Finland - 0.5%
Nokia OYJ 6.625%, 05/15/2039		825,013	1,126,125
France - 0.4%
BNP Paribas SA (2.159% to 9-15-28, then SOFR + 1.218%) 09/15/2029 (C)		200,000	198,107
BNP Paribas SA (7.195% to 6-25-37, then 3 month LIBOR + 1.290%) 06/25/2037 (C)(E)(F)		200,000	210,000
Faurecia SE 2.375%, 06/15/2029	EUR	155,000	181,382
Loxam SAS 3.750%, 07/15/2026		145,000	171,545
			761,034
Germany - 0.1%
Vonovia SE 1.500%, 06/14/2041		200,000	228,758
Indonesia - 0.1%
Perusahaan Perseroan Persero PT 1.875%, 11/05/2031		105,000	118,373
Ireland - 0.1%
AerCap Ireland Capital DAC 4.625%, 10/15/2027		$150,000	167,249
Aptiv PLC 4.250%, 01/15/2026		15,000	16,709
Endo DAC 9.500%, 07/31/2027 (C)		72,000	72,160
			256,118
Japan - 0.2%
Rakuten Group, Inc. (5.125% to 4-22-26, then 5 Year CMT + 4.578% to 4-22-46, then 5 Year CMT + 5.078%) 04/22/2026 (C)(E)		200,000	202,600
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Japan (continued)
Rakuten Group, Inc. (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%) 04/22/2031 (C)(E)		$200,000	$211,500
			414,100
Kazakhstan - 0.1%
KazMunayGas National Company JSC 6.375%, 10/24/2048		200,000	256,952
Luxembourg - 0.2%
Codere Finance 2 Luxembourg SA (4.500% Cash and 6.250% PIK) 10.750%, 11/01/2023	EUR	525,938	404,159
Mexico - 0.3%
Comision Federal de Electricidad 5.750%, 02/14/2042		$400,000	436,504
Petroleos Mexicanos 6.350%, 02/12/2048		140,000	118,295
			554,799
Netherlands - 0.1%
Shell International Finance BV 0.875%, 11/08/2039	EUR	115,000	123,579
Trivium Packaging Finance BV 3.750%, 08/15/2026		140,000	165,788
			289,367
Norway - 0.0%
Equinor ASA 3.000%, 04/06/2027		$47,000	50,621
Saudi Arabia - 0.2%
Saudi Arabian Oil Company 3.500%, 11/24/2070		400,000	376,686
United Arab Emirates - 0.1%
Abu Dhabi Crude Oil Pipeline LLC 4.600%, 11/02/2047		200,000	235,780
United Kingdom - 0.1%
AstraZeneca PLC 4.375%, 08/17/2048		26,000	33,002
British Airways 2021-1 Class A Pass Through Trust 2.900%, 03/15/2035 (C)		200,000	200,800
			233,802
United States - 12.2%
Acrisure LLC 6.000%, 08/01/2029 (C)		63,000	62,201
Activision Blizzard, Inc. 2.500%, 09/15/2050		270,000	233,782
Adams Homes, Inc. 7.500%, 02/15/2025 (C)		10,000	10,425
Alliant Holdings Intermediate LLC 6.750%, 10/15/2027 (C)		61,000	63,135
Altria Group, Inc. 4.400%, 02/14/2026		26,000	29,202
American Airlines, Inc. 5.750%, 04/20/2029 (C)		75,000	80,813
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029		185,000	180,042
American International Group, Inc. 3.875%, 01/15/2035		42,000	47,455
American University 3.672%, 04/01/2049		5,000	5,632
AmWINS Group, Inc. 4.875%, 06/30/2029 (C)		70,000	70,984
Anheuser-Busch InBev Worldwide, Inc.
4.600%, 04/15/2048		22,000	26,264

166

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Anheuser-Busch InBev Worldwide, Inc. (continued)
4.900%, 02/01/2046	$17,000	$20,897
Antero Midstream Partners LP
5.375%, 06/15/2029 (C)	62,000	63,860
5.750%, 03/01/2027 (C)	30,000	30,992
Antero Resources Corp.
5.375%, 03/01/2030 (C)	60,000	63,189
8.375%, 07/15/2026 (C)	36,000	40,778
Anthem, Inc.
2.250%, 05/15/2030	59,000	59,205
3.700%, 09/15/2049	15,000	16,478
Aon PLC 3.875%, 12/15/2025	40,000	44,158
Apple, Inc.
1.200%, 02/08/2028	47,000	46,045
2.650%, 05/11/2050	22,000	21,151
APX Group, Inc. 5.750%, 07/15/2029 (C)	41,000	40,469
Aramark Services, Inc. 6.375%, 05/01/2025 (C)	170,000	178,713
Arches Buyer, Inc. 6.125%, 12/01/2028 (C)	140,000	142,685
Arizona Public Service Company 3.350%, 05/15/2050	115,000	119,928
AT&T, Inc.
2.300%, 06/01/2027	32,000	33,119
3.500%, 06/01/2041 to 09/15/2053	72,000	72,074
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%) 06/14/2029	44,000	43,929
Bank of America Corp. (2.676% to 6-19-40, then SOFR + 1.930%) 06/19/2041	60,000	57,925
Bank of America Corp. (3.093% to 10-1-24, then 3 month LIBOR + 1.090%) 10/01/2025	27,000	28,700
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 01/20/2048	27,000	33,327
BAT Capital Corp.
3.222%, 08/15/2024	47,000	49,825
4.390%, 08/15/2037	39,000	41,887
4.906%, 04/02/2030	46,000	52,670
Bath & Body Works, Inc. 7.500%, 06/15/2029	102,000	116,328
Bausch Health Companies, Inc.
4.875%, 06/01/2028 (C)	40,000	41,450
5.250%, 01/30/2030 (C)	185,000	172,513
Baxter International, Inc. 3.500%, 08/15/2046	110,000	117,866
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750%, 04/01/2027 (C)	59,000	58,558
Belo Corp. 7.250%, 09/15/2027	98,000	113,925
Berkshire Hathaway Energy Company 2.850%, 05/15/2051	26,000	24,850
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	675,000	678,375
Blue Racer Midstream LLC 7.625%, 12/15/2025 (C)	10,000	10,813
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Bon Secours Mercy Health, Inc. 2.095%, 06/01/2031	$23,000	$22,884
Boston Scientific Corp. 4.700%, 03/01/2049	15,000	19,164
Boyd Gaming Corp. 8.625%, 06/01/2025 (C)	145,000	157,144
BP Capital Markets America, Inc. 2.772%, 11/10/2050	32,000	29,525
Brandywine Operating Partnership LP 4.550%, 10/01/2029	22,000	24,576
Brighthouse Financial, Inc. 5.625%, 05/15/2030	24,000	28,972
Brixmor Operating Partnership LP 3.900%, 03/15/2027	32,000	35,109
Broadcom Corp. 3.875%, 01/15/2027	74,000	81,320
Broadcom, Inc.
3.500%, 02/15/2041 (C)	240,000	237,140
4.300%, 11/15/2032	170,000	190,508
Builders FirstSource, Inc. 5.000%, 03/01/2030 (C)	403,000	429,449
Caesars Entertainment, Inc. 8.125%, 07/01/2027 (C)	125,000	140,528
Carnival Corp.
7.625%, 03/01/2026 (C)	290,000	309,575
11.500%, 04/01/2023 (C)	21,000	23,441
Carrier Global Corp. 3.577%, 04/05/2050	24,000	25,499
CCO Holdings LLC 5.375%, 06/01/2029 (C)	108,000	116,640
CenterPoint Energy Houston Electric LLC 2.350%, 04/01/2031	47,000	47,923
Charter Communications Operating LLC 3.700%, 04/01/2051	40,000	38,945
Cimarex Energy Company 4.375%, 06/01/2024	32,000	34,506
Citigroup, Inc. 5.300%, 05/06/2044	12,000	15,971
Citigroup, Inc. (3.106% to 4-8-25, then SOFR + 2.842%) 04/08/2026	69,000	73,261
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031	22,000	25,402
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) 01/30/2025 (E)	380,000	388,550
Cleco Corporate Holdings LLC 4.973%, 05/01/2046	4,000	4,885
Comcast Corp.
2.800%, 01/15/2051	12,000	11,358
3.750%, 04/01/2040	42,000	47,188
CommonSpirit Health
2.782%, 10/01/2030	30,000	30,893
3.817%, 10/01/2049	115,000	127,843
Commonwealth Edison Company 3.125%, 03/15/2051	25,000	25,764
Community Health Network, Inc. 3.099%, 05/01/2050	220,000	218,229
Community Health Systems, Inc.
4.750%, 02/15/2031 (C)	25,000	25,156
6.000%, 01/15/2029 (C)	50,000	53,000

167

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Compass Group Diversified Holdings LLC 5.250%, 04/15/2029 (C)	$75,000	$78,469
Conagra Brands, Inc. 5.400%, 11/01/2048	27,000	35,850
Consolidated Communications, Inc. 6.500%, 10/01/2028 (C)	109,000	118,401
CP Atlas Buyer, Inc. 7.000%, 12/01/2028 (C)	30,000	30,075
Credit Acceptance Corp. 6.625%, 03/15/2026	160,000	167,200
CVS Health Corp.
4.780%, 03/25/2038	20,000	24,523
5.050%, 03/25/2048	22,000	28,318
Dave & Buster's, Inc. 7.625%, 11/01/2025 (C)	45,000	48,148
Deutsche Bank AG (2.222% to 9-18-23, then SOFR + 2.159%) 09/18/2024	150,000	153,749
Diamondback Energy, Inc. 4.750%, 05/31/2025	30,000	33,511
Discovery Communications LLC 5.000%, 09/20/2037	22,000	26,402
DISH DBS Corp. 5.125%, 06/01/2029	61,000	59,767
Dollar General Corp. 4.125%, 05/01/2028	47,000	53,337
Dominion Energy South Carolina, Inc.
5.300%, 05/15/2033	12,000	15,417
6.625%, 02/01/2032	12,000	16,486
Duke Energy Corp. 3.300%, 06/15/2041	27,000	27,427
Eagle Materials, Inc. 2.500%, 07/01/2031	36,000	35,774
Embarq Corp. 7.995%, 06/01/2036	85,000	91,153
Enact Holdings, Inc. 6.500%, 08/15/2025 (C)	100,000	109,177
Energy Transfer LP
4.200%, 04/15/2027	15,000	16,587
4.750%, 01/15/2026	22,000	24,588
5.000%, 05/15/2050	10,000	11,537
EnLink Midstream LLC 5.625%, 01/15/2028 (C)	114,000	121,380
Everest Reinsurance Holdings, Inc. 3.125%, 10/15/2052	125,000	121,859
Evergy Metro, Inc.
3.650%, 08/15/2025	47,000	50,999
4.200%, 03/15/2048	10,000	11,978
Exelon Corp.
4.050%, 04/15/2030	29,000	32,867
4.450%, 04/15/2046	5,000	6,039
FirstCash, Inc. 4.625%, 09/01/2028 (C)	616,000	639,100
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (C)	100,000	104,500
Flex, Ltd. 4.875%, 05/12/2030	130,000	150,794
FMC Corp. 4.500%, 10/01/2049	100,000	118,028
Freedom Mortgage Corp.
6.625%, 01/15/2027 (C)	185,000	179,913
7.625%, 05/01/2026 (C)	70,000	71,317
8.125%, 11/15/2024 (C)	199,000	201,736
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Frontier Communications Holdings LLC
5.875%, 10/15/2027 (C)	$75,000	$79,688
6.750%, 05/01/2029 (C)	160,000	168,600
General Electric Company 6.750%, 03/15/2032	17,000	23,254
General Motors Financial Company, Inc.
2.400%, 04/10/2028	47,000	47,410
4.350%, 01/17/2027	34,000	38,117
Genworth Holdings, Inc.
4.800%, 02/15/2024	125,000	127,500
6.500%, 06/15/2034	65,000	67,600
Gilead Sciences, Inc. 2.800%, 10/01/2050	37,000	34,880
Global Payments, Inc. 4.150%, 08/15/2049	115,000	129,103
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (C)	48,000	49,204
3.450%, 10/15/2027 (C)	285,000	300,412
GTCR AP Finance, Inc. 8.000%, 05/15/2027 (C)	50,000	52,750
GYP Holdings III Corp. 4.625%, 05/01/2029 (C)	90,000	91,013
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (C)	119,171	124,683
Healthpeak Properties, Inc. 3.500%, 07/15/2029	42,000	45,959
Hess Corp. 5.800%, 04/01/2047	22,000	28,651
Hewlett Packard Enterprise Company 6.350%, 10/15/2045	32,000	42,966
Hightower Holding LLC 6.750%, 04/15/2029 (C)	120,000	123,000
Home Point Capital, Inc. 5.000%, 02/01/2026 (C)	798,000	723,403
HP, Inc. 6.000%, 09/15/2041	45,000	58,097
HUB International, Ltd. 7.000%, 05/01/2026 (C)	84,000	86,835
Huntsman International LLC 4.500%, 05/01/2029	22,000	24,931
Intercontinental Exchange, Inc. 2.650%, 09/15/2040	36,000	34,431
International Flavors & Fragrances, Inc. 2.300%, 11/01/2030 (C)	39,000	38,667
JPMorgan Chase & Co. 5.500%, 10/15/2040	27,000	36,968
JPMorgan Chase & Co. (2.301% to 10-15-24, then SOFR + 1.160%) 10/15/2025	64,000	66,382
JPMorgan Chase & Co. (3.109% to 4-22-50, then SOFR + 2.440%) 04/22/2051	15,000	15,237
JPMorgan Chase & Co. (3.882% to 7-24-37, then 3 month LIBOR + 1.360%) 07/24/2038	27,000	31,078
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (E)	480,000	490,800
Kaiser Foundation Hospitals 2.810%, 06/01/2041	10,000	10,118
Kraft Heinz Foods Company 4.250%, 03/01/2031	30,000	33,916

168

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
L3Harris Technologies, Inc. 3.850%, 06/15/2023	$47,000	$49,519
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (C)	51,000	50,490
5.250%, 10/01/2025 (C)	130,000	131,615
LBM Acquisition LLC 6.250%, 01/15/2029 (C)	254,000	253,873
LD Holdings Group LLC
6.125%, 04/01/2028 (C)	95,000	89,538
6.500%, 11/01/2025 (C)	140,000	139,650
Lear Corp. 3.800%, 09/15/2027	17,000	18,797
Lennar Corp. 4.750%, 11/29/2027	155,000	179,599
LFS Topco LLC 5.875%, 10/15/2026 (C)	50,000	51,500
LGI Homes, Inc. 4.000%, 07/15/2029 (C)	126,000	125,685
Liberty Mutual Group, Inc. 4.300%, 02/01/2061 (C)	235,000	223,250
M/I Homes, Inc. 3.950%, 02/15/2030 (C)	95,000	95,238
Macy's Retail Holdings LLC 5.875%, 04/01/2029 (C)	10,000	10,880
MajorDrive Holdings IV LLC 6.375%, 06/01/2029 (C)	190,000	183,628
Marvell Technology, Inc. 2.950%, 04/15/2031 (C)	95,000	97,650
Matador Resources Company 5.875%, 09/15/2026	147,000	151,954
Microsoft Corp. 3.450%, 08/08/2036	27,000	30,897
MidAmerican Energy Company 3.150%, 04/15/2050	24,000	25,120
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (C)	375,000	371,250
6.500%, 05/01/2028 (C)	60,000	62,674
Molson Coors Beverage Company 4.200%, 07/15/2046	42,000	46,482
Morgan Stanley
3.950%, 04/23/2027	12,000	13,345
4.875%, 11/01/2022	12,000	12,571
Morgan Stanley (0.790% to 5-30-24, then SOFR + 0.525%) 05/30/2025	22,000	21,932
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	42,000	46,291
Mozart Debt Merger Sub, Inc. 5.250%, 10/01/2029 (C)	20,000	20,000
MSCI, Inc. 3.875%, 02/15/2031 (C)	170,000	178,288
National Retail Properties, Inc. 4.300%, 10/15/2028	32,000	36,158
Nationstar Mortgage Holdings, Inc. 5.125%, 12/15/2030 (C)	35,000	35,077
NMI Holdings, Inc. 7.375%, 06/01/2025 (C)	35,000	39,949
Nordstrom, Inc.
2.300%, 04/08/2024	35,000	35,002
4.250%, 08/01/2031	115,000	116,467
Northern States Power Company 2.600%, 06/01/2051	27,000	25,601
Novant Health, Inc. 2.637%, 11/01/2036	15,000	15,168
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Novelis Corp. 4.750%, 01/30/2030 (C)		$110,000	$115,797
Occidental Petroleum Corp.
3.000%, 02/15/2027		70,000	69,946
4.400%, 08/15/2049		75,000	73,594
6.450%, 09/15/2036		50,000	62,906
Oglethorpe Power Corp.
3.750%, 08/01/2050		4,000	4,251
5.250%, 09/01/2050		4,000	5,031
Oncor Electric Delivery Company LLC 2.750%, 05/15/2030		52,000	55,144
OneMain Finance Corp. 6.625%, 01/15/2028		50,000	57,500
Oracle Corp.
3.600%, 04/01/2050		27,000	27,032
4.100%, 03/25/2061		105,000	111,786
Pacific Gas & Electric Company 4.950%, 07/01/2050		20,000	21,277
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (C)		36,000	36,675
PDC Energy, Inc. 5.750%, 05/15/2026		460,000	478,975
PennyMac Financial Services, Inc. 4.250%, 02/15/2029 (C)		615,000	585,526
Penske Truck Leasing Company LP 4.250%, 01/17/2023 (C)		37,000	38,726
Philip Morris International, Inc. 1.450%, 08/01/2039	EUR	110,000	120,235
Phillips 66 Partners LP 4.900%, 10/01/2046		$44,000	52,231
Plains All American Pipeline LP 3.800%, 09/15/2030		59,000	62,988
Post Holdings, Inc.
4.625%, 04/15/2030 (C)		170,000	171,314
5.625%, 01/15/2028 (C)		112,000	117,667
Presidio Holdings, Inc. 8.250%, 02/01/2028 (C)		275,000	295,969
Range Resources Corp. 8.250%, 01/15/2029 (C)		5,000	5,625
Reynolds American, Inc.
4.850%, 09/15/2023		22,000	23,810
5.850%, 08/15/2045		580,000	695,917
Rockcliff Energy II LLC 5.500%, 10/15/2029 (C)		55,000	55,825
Royal Caribbean Cruises, Ltd. 5.500%, 08/31/2026 (C)		290,000	298,103
Royalty Pharma PLC
3.300%, 09/02/2040		36,000	35,887
3.550%, 09/02/2050		120,000	117,880
salesforce.com, Inc. 2.700%, 07/15/2041		32,000	31,905
San Diego Gas & Electric Company 3.320%, 04/15/2050		22,000	23,255
Santander Holdings USA, Inc. 3.450%, 06/02/2025		37,000	39,618
Scripps Escrow II, Inc. 5.375%, 01/15/2031 (C)		65,000	63,905
Signal Parent, Inc. 6.125%, 04/01/2029 (C)		167,000	159,485
SM Energy Company 6.500%, 07/15/2028		65,000	67,296
Specialty Building Products Holdings LLC 6.375%, 09/30/2026 (C)		75,000	78,750

169

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Spirit AeroSystems, Inc. 5.500%, 01/15/2025 (C)	$25,000	$26,438
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (C)	120,000	127,050
SRS Distribution, Inc. 6.125%, 07/01/2029 (C)	75,000	77,250
Staples, Inc.
7.500%, 04/15/2026 (C)	90,000	91,280
10.750%, 04/15/2027 (C)	95,000	92,506
Stevens Holding Company, Inc. 6.125%, 10/01/2026 (C)	155,000	167,206
STL Holding Company LLC 7.500%, 02/15/2026 (C)	100,000	105,500
Sutter Health 4.091%, 08/15/2048	105,000	124,834
Sysco Corp. 6.600%, 04/01/2040 to 04/01/2050	153,000	224,977
Targa Resources Partners LP 5.375%, 02/01/2027	55,000	56,991
Teledyne Technologies, Inc. 2.750%, 04/01/2031	47,000	48,081
Terex Corp. 5.000%, 05/15/2029 (C)	188,000	194,815
The Boeing Company 5.805%, 05/01/2050	17,000	22,661
The Brooklyn Union Gas Company 4.273%, 03/15/2048 (C)	105,000	118,569
The Dun & Bradstreet Corp. 10.250%, 02/15/2027 (C)	90,000	96,750
The Home Depot, Inc. 2.375%, 03/15/2051	37,000	33,404
The Michaels Companies, Inc. 7.875%, 05/01/2029 (C)	119,000	123,668
The Southern Company 3.700%, 04/30/2030	15,000	16,470
The Southern Company (3.750% to 9-15-26, then 5 Year CMT + 2.915%) 09/15/2051	45,000	45,846
The Toledo Hospital 5.750%, 11/15/2038	100,000	119,677
The University of Chicago 2.761%, 04/01/2045	25,000	25,488
The William Carter Company 5.625%, 03/15/2027 (C)	393,000	407,403
The Williams Companies, Inc. 3.500%, 11/15/2030	44,000	47,800
T-Mobile USA, Inc.
3.750%, 04/15/2027	32,000	35,254
4.500%, 04/15/2050	21,000	24,481
TopBuild Corp. 3.625%, 03/15/2029 (C)	90,000	90,675
TransDigm, Inc. 6.250%, 03/15/2026 (C)	170,000	177,225
United Natural Foods, Inc. 6.750%, 10/15/2028 (C)	113,000	122,323
United States Steel Corp. 6.875%, 03/01/2029	195,000	207,912
United Wholesale Mortgage LLC 5.500%, 11/15/2025 to 04/15/2029 (C)	723,000	706,099
UnitedHealth Group, Inc. 3.750%, 10/15/2047	27,000	30,831
Unum Group 4.000%, 03/15/2024	36,000	38,582
VEREIT Operating Partnership LP 3.400%, 01/15/2028	10,000	10,811
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Verizon Communications, Inc.
2.100%, 03/22/2028		$37,000	$37,558
3.400%, 03/22/2041		22,000	22,976
4.000%, 03/22/2050		10,000	11,365
4.016%, 12/03/2029		69,000	78,185
ViacomCBS, Inc. 5.250%, 04/01/2044		22,000	27,701
Victoria's Secret & Company 4.625%, 07/15/2029 (C)		126,000	128,422
Victors Merger Corp. 6.375%, 05/15/2029 (C)		275,000	263,313
Viper Energy Partners LP 5.375%, 11/01/2027 (C)		640,000	667,200
Wabtec Corp. 3.200%, 06/15/2025		80,000	84,890
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (E)		239,000	266,368
Xcel Energy, Inc. 3.400%, 06/01/2030		29,000	31,604
Yum! Brands, Inc. 7.750%, 04/01/2025 (C)		70,000	74,846
Zoetis, Inc. 3.000%, 05/15/2050		27,000	27,192
			25,536,470
TOTAL CORPORATE BONDS (Cost $32,027,366)			$32,640,880
CONVERTIBLE BONDS - 2.3%
Canada - 0.1%
IMAX Corp., 0.500%, 04/01/2026 (C)		340,000	332,114
China - 0.2%
NIO, Inc., 0.500%, 02/01/2027 (C)		485,000	394,814
Israel - 0.0%
SolarEdge Technologies, Inc., Zero Coupon, 0.000%, 09/15/2025		20,000	24,810
Italy - 0.1%
Nexi SpA, 1.750%, 04/24/2027	EUR	100,000	133,529
Singapore - 0.0%
Sea, Ltd., 0.250%, 09/15/2026		$20,000	20,240
United Kingdom - 0.2%
Endeavour Mining Corp., 3.000%, 02/15/2023 (C)		400,000	463,720
United States - 1.7%
Airbnb, Inc., 0.391%, 03/15/2026 (C)(G)		105,000	103,163
Apellis Pharmaceuticals, Inc., 3.500%, 09/15/2026		60,000	73,575
Bandwidth, Inc., 0.250%, 03/01/2026		25,000	29,937
Bandwidth, Inc., 0.500%, 04/01/2028 (C)		90,000	76,815
Bloomin' Brands, Inc., 5.000%, 05/01/2025		8,000	18,068
Cracker Barrel Old Country Store, Inc., 0.625%, 06/15/2026 (C)		320,000	322,600
DraftKings, Inc., 1.962%, 03/15/2028 (C)(G)		125,000	110,063
Etsy, Inc., 0.125%, 10/01/2026		12,000	29,082
FTI Consulting, Inc., 2.000%, 08/15/2023		25,000	34,975
Itron, Inc., 1.285%, 03/15/2026 (C)(G)		95,000	89,673
JetBlue Airways Corp., 0.500%, 04/01/2026 (C)		20,000	19,597
John Bean Technologies Corp., 0.250%, 05/15/2026 (C)		40,000	42,300

170

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Lumentum Holdings, Inc., 0.500%, 12/15/2026	$95,000	$104,343
MicroStrategy, Inc., 5.775%, 02/15/2027 (C)(G)	290,000	213,493
NuVasive, Inc., 0.375%, 03/15/2025	170,000	163,731
Pebblebrook Hotel Trust, 1.750%, 12/15/2026	324,000	361,746
Pegasystems, Inc., 0.750%, 03/01/2025	80,000	89,908
Penn National Gaming, Inc., 2.750%, 05/15/2026	8,000	25,528
Pioneer Natural Resources Company, 0.250%, 05/15/2025	65,000	104,910
Redfin Corp., 0.500%, 04/01/2027 (C)	100,000	89,440
RingCentral, Inc., 1.483%, 03/15/2026 (G)	95,000	88,884
Royal Caribbean Cruises, Ltd., 4.250%, 06/15/2023	130,000	182,650
Southwest Airlines Company, 1.250%, 05/01/2025	17,000	25,394
Splunk, Inc., 1.125%, 06/15/2027	125,000	122,578
Spotify USA, Inc., 2.334%, 03/15/2026 (C)(G)	90,000	81,090
Square, Inc., 0.125%, 03/01/2025	15,000	30,411
Sunnova Energy International, Inc., 0.250%, 12/01/2026 (C)	75,000	85,425
The Middleby Corp., 1.000%, 09/01/2025	101,000	144,077
Twitter, Inc., 1.659%, 03/15/2026 (C)(G)	100,000	92,834
Uber Technologies, Inc., 0.652%, 12/15/2025 (C)(G)	490,000	476,589
Workday, Inc., 0.250%, 10/01/2022	55,000	94,154
		3,527,033
TOTAL CONVERTIBLE BONDS (Cost $4,783,850)		$4,896,260
MUNICIPAL BONDS - 3.3%
United States - 3.3%
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	60,000	67,618
Chicago Transit Authority (Illinois) 3.502%, 12/01/2033	435,000	479,112
Chicago Transit Authority, Series A (Illinois) 6.899%, 12/01/2040	55,000	77,767
City & County of Denver Company Airport System Revenue (Colorado) 2.717%, 11/15/2034	105,000	107,778
City & County of Denver Company Airport System Revenue (Colorado) 2.867%, 11/15/2037	75,000	75,772
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2032	100,000	126,973
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2044	240,000	296,171
City of Houston Airport System Revenue (Texas) 2.385%, 07/01/2031	240,000	244,683
City of Tampa (Florida) 2.883%, 09/01/2036 (G)	100,000	65,031
Commonwealth of Massachusetts, GO 2.514%, 07/01/2041	625,000	625,896
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2033	70,000	88,873
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2029	$100,000	$129,313
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2028	150,000	189,453
County of Miami-Dade Aviation Revenue (Florida) 2.786%, 10/01/2037	200,000	198,830
County of Miami-Dade Aviation Revenue (Florida) 4.000%, 10/01/2036	115,000	135,933
County of Miami-Dade Aviation Revenue (Florida) 3.270%, 10/01/2041	50,000	51,442
Dallas Fort Worth International Airport (Texas) 3.089%, 11/01/2040	130,000	133,700
District of Columbia 3.432%, 04/01/2042	405,000	426,692
Grand Parkway Transportation Corp. (Texas) 3.236%, 10/01/2052	190,000	196,362
Greater Orlando Aviation Authority (Florida) 5.000%, 10/01/2028	50,000	58,600
Greater Orlando Aviation Authority (Florida) 5.000%, 10/01/2028	100,000	116,251
Iowa Finance Authority 3.250%, 07/01/2050	50,000	54,522
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2050	110,000	131,661
Metropolitan Transportation Authority (New York) 6.668%, 11/15/2039	15,000	21,511
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2029	100,000	125,654
New Jersey Transportation Trust Fund Authority 4.000%, 06/15/2045	50,000	57,393
New York City Transitional Finance Authority 4.000%, 05/01/2045	75,000	86,513
Orange County Convention Center (Florida) 5.000%, 10/01/2031	55,000	63,860
Port Authority of New York & New Jersey 4.000%, 03/15/2030	230,000	271,014
Port Authority of New York & New Jersey 5.000%, 09/15/2033	140,000	170,772
Port Authority of New York & New Jersey 4.823%, 06/01/2045	140,000	155,036
Port Authority of New York & New Jersey 1.086%, 07/01/2023	25,000	25,322
Port of Seattle (Washington) 5.000%, 04/01/2039	190,000	232,051
Port of Seattle (Washington) 5.000%, 10/01/2031	100,000	117,572

171

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
San Diego County Regional Transportation Commission (California) 3.248%, 04/01/2048		$75,000	$77,984
San Francisco City & County Airport Commission (California) 5.000%, 05/01/2050		325,000	392,871
San Francisco City & County Airport Commission (California) 4.000%, 05/01/2039		160,000	184,341
San Francisco City & County Airport Commission (California) 2.958%, 05/01/2051		155,000	151,352
State of Hawaii Airports System Revenue 4.000%, 07/01/2035		100,000	117,237
State of Hawaii Airports System Revenue 5.000%, 07/01/2034		295,000	373,872
Triborough Bridge & Tunnel Authority (New York) 5.000%, 11/15/2054		140,000	176,523
University of California 1.316%, 05/15/2027		45,000	45,015
Wisconsin Center District 4.173%, 12/15/2050		65,000	71,177
TOTAL MUNICIPAL BONDS (Cost $6,726,873)			$6,995,503
TERM LOANS (H) - 8.8%
France - 0.1%
CAB SELAS, 2021 EUR Term Loan B (6 month EURIBOR + 3.500%), 3.500%, 01/28/2028	EUR	140,000	161,290
Germany - 0.0%
Birkenstock US BidCo, Inc., USD Term Loan B (3 month LIBOR + 3.750%), 4.250%, 04/27/2028		$99,750	99,543
Israel - 0.0%
Playtika Holding Corp., 2021 Term Loan (1 month LIBOR + 2.750%), 2.834%, 03/13/2028		99,500	99,420
Luxembourg - 0.2%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%), 3.500%, 02/01/2024		200,000	199,250
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%), 4.000%, 05/05/2028		104,738	104,856
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%), 4.500%, 10/01/2026		99,249	99,497
			403,603
Netherlands - 0.3%
Boels Topholding BV, 2020 EUR Term Loan B (3 month EURIBOR + 3.750%), 3.750%, 02/06/2027	EUR	155,000	178,952
Diamond BC BV, 2021 Term Loan B, TBD 09/14/2028 (I)		$225,000	225,155
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month LIBOR + 2.000%), 2.084%, 04/30/2028		200,000	197,584
			601,691
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (H) (continued)
Sweden - 0.2%
Verisure Holding AB, 2020 EUR Term Loan B (3 month EURIBOR + 3.250%), 3.250%, 07/20/2026	EUR	155,000	$178,542
Verisure Holding AB, 2021 EUR Term Loan (3 month EURIBOR + 3.250%), 3.250%, 03/27/2028		185,000	212,915
			391,457
United Kingdom - 0.1%
Lorca Finco PLC, EUR New Money Term Loan B2 (6 month EURIBOR + 4.250%), 4.250%, 09/17/2027		180,000	208,643
United States - 7.9%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month LIBOR + 4.750%), 5.500%, 04/20/2028		$100,000	103,347
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%), 3.632%, 02/15/2027		246,250	243,736
Adient U.S. LLC, 2021 Term Loan B (1 month LIBOR + 3.500%), 3.584%, 04/08/2028		99,750	99,708
ADMI Corp., 2021 Incremental Term Loan B3 (1 month LIBOR + 3.500%), 4.000%, 12/23/2027		100,000	99,875
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 3.125%), 3.625%, 12/23/2027		99,500	98,629
AlixPartners LLP, 2021 USD Term Loan B (1 month LIBOR + 2.750%), 3.250%, 02/04/2028		159,200	158,713
Alliance Laundry Systems LLC, Term Loan B (3 month LIBOR + 3.500%), 4.250%, 10/08/2027		122,723	122,832
Altra Industrial Motion Corp., 2018 Term Loan B (1 month LIBOR + 2.000%), 2.085%, 10/01/2025		76,858	76,359
Amentum Government Services Holdings LLC, Term Loan B (1 month LIBOR + 3.500%), 3.584%, 01/29/2027		98,750	98,503
APX Group, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%), 4.000%, 07/10/2028		100,000	99,656
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%), 1.834%, 03/11/2025		125,000	122,135
Aretec Group, Inc., 2018 Term Loan (1 month LIBOR + 4.250%), 4.334%, 10/01/2025		196,465	195,728
Artera Services LLC, Incremental Term Loan, TBD 03/06/2025 (I)		99,750	99,189
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%), 3.334%, 12/23/2026		147,456	145,191
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month LIBOR + 5.250%), 5.334%, 01/31/2028		145,000	144,487
Avantor Funding, Inc., 2021 Term Loan B5 (1 month LIBOR + 2.250%), 2.750%, 11/08/2027		179,100	179,324
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%), 3.084%, 06/02/2025		93,656	93,515

172

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (H) (continued)
United States (continued)
Beacon Roofing Supply, Inc., 2021 Term Loan B (1 month LIBOR + 2.250%), 2.334%, 05/19/2028		$197,449	$196,234
Belron Finance US LLC, 2019 USD Term Loan B3 (3 month LIBOR + 2.250%), 2.438%, 10/30/2026		196,993	195,700
Berlin Packaging LLC, 2021 First Lien Term Loan B (1 and 3 month LIBOR + 3.750%), 4.250%, 03/11/2028		170,000	169,752
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%), 3.084%, 06/15/2025		173,210	171,756
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%), 2.322%, 09/15/2023		195,085	194,781
Brightview Landscapes LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 2.500%), 2.585%, 08/15/2025		98,473	97,858
Caesars Resort Collection LLC, 2020 Term Loan B1 (3 month LIBOR + 3.500%), 3.583%, 07/21/2025		168,300	168,361
CCC Intelligent Solutions, Inc., Term Loan B (3 month LIBOR + 2.500%), 3.000%, 09/21/2028		100,000	99,875
Change Healthcare Holdings LLC, 2017 Term Loan B (1 and 3 month LIBOR + 2.500%), 3.500%, 03/01/2024		179,391	179,175
Charter Communications Operating LLC, 2019 Term Loan B2 (1 month LIBOR + 1.750%), 1.840%, 02/01/2027		147,739	146,774
Clarios Global LP, 2021 USD Term Loan B (1 month LIBOR + 3.250%), 3.337%, 04/30/2026		169,891	169,042
Core & Main LP, 2021 Term Loan B (1 month LIBOR + 2.500%), 2.586%, 07/27/2028		246,803	245,569
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%), 4.084%, 10/16/2026		197,000	196,945
Deerfield Dakota Holding LLC, 2020 EUR Term Loan B (1 month EURIBOR + 4.000%), 4.000%, 04/09/2027	EUR	296,250	343,696
Deerfield Dakota Holding LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%), 4.750%, 04/09/2027		$696,188	697,601
DT Midstream, Inc., Term Loan B (3 and 6 month LIBOR + 2.000%), 2.500%, 06/26/2028		129,675	129,574
E2open LLC, 2020 Term Loan B, TBD 02/04/2028 (I)		114,713	114,641
EG America LLC, 2021 Term Loan (3 month LIBOR + 4.250%), 4.750%, 03/31/2026		99,835	99,735
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%), 1.836%, 08/02/2027		289,770	286,043
Element Solutions, Inc., 2019 Term Loan B1 (1 month LIBOR + 2.000%), 2.084%, 01/31/2026		196,985	196,617
Endurance International Group Holdings, Inc., Term Loan (6 month LIBOR + 3.500%), 4.250%, 02/10/2028		99,750	99,127
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) (continued)
United States (continued)
Ensemble RCM LLC, Term Loan (3 month LIBOR + 3.750%), 3.879%, 08/03/2026	$99,241	$99,400
Epicor Software Corp., 2020 Term Loan (1 month LIBOR + 3.250%), 4.000%, 07/30/2027	134,717	134,656
First Student Bidco, Inc., Term Loan B (2 month LIBOR + 3.000%), 3.500%, 07/21/2028	83,995	83,491
First Student Bidco, Inc., Term Loan C (3 month LIBOR + 3.000%), 3.500%, 07/21/2028	31,005	30,819
Flex Acquisition Company, Inc., 2021 Term Loan (3 month LIBOR + 3.500%), 4.000%, 02/23/2028	99,750	99,515
Frontier Communications Holdings LLC, 2021 DIP Term Loan B (3 month LIBOR + 3.750%), 4.500%, 05/01/2028	99,750	99,532
Gainwell Acquisition Corp., Term Loan B (3 month LIBOR + 4.000%), 4.750%, 10/01/2027	114,138	114,304
Go Daddy Operating Company LLC, 2021 Term Loan B4 (1 month LIBOR + 2.000%), 2.084%, 08/10/2027	133,313	132,479
Gray Television, Inc., 2018 Term Loan C (1 month LIBOR + 2.500%), 2.586%, 01/02/2026	250,000	249,000
Great Outdoors Group LLC, 2021 Term Loan B (3 month LIBOR + 4.250%), 5.000%, 03/06/2028	277,900	278,734
Harbor Freight Tools USA, Inc., 2021 Term Loan B (1 month LIBOR + 2.750%), 3.250%, 10/19/2027	131,991	131,851
Hayward Industries, Inc., 2021 Term Loan (1 month LIBOR + 2.500%), 3.000%, 05/12/2028	124,688	124,298
Heartland Dental LLC, 2021 Incremental Term Loan (1 month LIBOR + 4.000%), 4.085%, 04/30/2025	119,700	119,341
Horizon Therapeutics USA, Inc., 2021 Term Loan B (1 month LIBOR + 2.000%), 2.500%, 03/15/2028	114,425	114,160
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%), 2.875%, 04/25/2025	245,558	243,078
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%), 4.000%, 04/25/2025	197,008	197,008
Hyland Software, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%), 4.250%, 07/01/2024	163,316	163,401
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan (3 month LIBOR + 3.250%), 4.250%, 12/15/2027	99,250	99,374
LBM Acquisition LLC, 2021 Incremental Term Loan B2 (3 month LIBOR + 3.750%), 4.500%, 12/17/2027	66,667	66,000
LBM Acquisition LLC, Incremental Delayed Draw Term Loan B2, TBD 12/17/2027 (I)	33,333	33,000
LBM Acquisition LLC, Term Loan B (3 month LIBOR + 3.750%), 4.500%, 12/17/2027	104,773	103,726

173

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) (continued)
United States (continued)
MajorDrive Holdings IV LLC, Term Loan B (3 month LIBOR + 4.000%), 4.500%, 05/12/2028	$99,750	$99,906
MPH Acquisition Holdings LLC, 2021 Term Loan B (3 month LIBOR + 4.250%), 4.750%, 08/17/2028	225,000	222,386
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B (1 month LIBOR + 3.000%), 4.000%, 11/15/2024	222,061	221,413
NEP Group, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%), 3.337%, 10/20/2025	246,203	236,559
NFP Corp., 2020 Term Loan (1 month LIBOR + 3.250%), 3.334%, 02/15/2027	222,619	220,155
Nouryon USA LLC, 2018 USD Term Loan B (1 month LIBOR + 2.750%), 2.832%, 10/01/2025	103,125	102,378
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%), 3.500%, 06/02/2028	124,688	124,888
Packaging Coordinators Midco, Inc., 2020 1st Lien Term Loan (3 month LIBOR + 3.500%), 4.250%, 11/30/2027	99,500	99,563
PAI Holdco, Inc., 2020 Term Loan B (3 month LIBOR + 3.500%), 4.250%, 10/28/2027	99,750	99,792
Pathway Vet Alliance LLC, 2021 Term Loan (1 month LIBOR + 3.750%), 3.835%, 03/31/2027	123,179	122,845
Penn National Gaming, Inc., 2018 1st Lien Term Loan B (1 month LIBOR + 2.250%), 3.000%, 10/15/2025	110,205	109,991
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%), 4.500%, 02/01/2028	109,450	109,468
Phoenix Newco, Inc., 2021 1st Lien Term Loan, TBD 08/11/2028 (I)	120,000	120,019
PPD, Inc., Initial Term Loan (1 month LIBOR + 2.000%), 2.500%, 01/13/2028	174,125	173,763
ProAmpac PG Borrower LLC, 2020 Term Loan (3 month LIBOR + 4.000%), 4.500%, 11/03/2025	109,725	109,862
Proofpoint, Inc., 1st Lien Term Loan (3 month LIBOR + 3.250%), 3.750%, 08/31/2028	100,000	99,450
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.500%), 2.585%, 02/01/2027	196,500	194,739
RealPage, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%), 3.750%, 04/24/2028	200,000	199,312
Savage Enterprises LLC, 2021 Term Loan B, TBD 09/15/2028 (I)	135,000	134,810
Scientific Games International, Inc., 2018 Term Loan B5 (1 month LIBOR + 2.750%), 2.834%, 08/14/2024	197,949	196,985
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (1 month LIBOR + 3.250%), 3.334%, 12/31/2025	196,465	194,838
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) (continued)
United States (continued)
Sedgwick Claims Management Services, Inc., 2019 Term Loan B (1 month LIBOR + 3.750%), 3.834%, 09/03/2026	$99,239	$98,929
Shutterfly LLC, 2021 Term Loan (3 month LIBOR + 5.000%), 5.750%, 09/25/2026	100,000	100,025
Signal Parent, Inc., Term Loan B (1 month LIBOR + 3.500%), 4.250%, 04/03/2028	199,500	197,006
SkyMiles IP, Ltd., 2020 SkyMiles Term Loan B (3 month LIBOR + 3.750%), 4.750%, 10/20/2027	100,000	106,294
Solera LLC, USD Term Loan B (6 month LIBOR + 4.000%), 4.500%, 06/02/2028	120,000	120,226
SRS Distribution, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%), 4.250%, 06/02/2028	155,000	154,935
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%), 1.834%, 04/16/2025	108,237	107,061
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%), 1.834%, 04/16/2025	81,962	81,071
Standard Industries, Inc., 2021 Term Loan B, TBD 09/22/2028 (I)	125,000	125,068
Surgery Center Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.750%), 4.500%, 08/31/2026	197,974	198,166
Tecta America Corp., 2021 Term Loan (1 month LIBOR + 4.250%), 5.000%, 04/01/2028	129,675	129,837
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%), 3.336%, 02/06/2026	345,700	345,268
The Hertz Corp., 2021 Term Loan B, TBD 06/30/2028 (I)	83,932	83,945
The Hertz Corp., 2021 Term Loan C, TBD 06/30/2028 (I)	15,858	15,860
The Michaels Companies, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%), 5.000%, 04/15/2028	129,675	129,733
TK Elevator U.S. Newco, Inc., Term Loan B (3 month LIBOR + 3.500%), 4.000%, 07/29/2027	277,905	278,292
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%), 2.334%, 05/30/2025	196,500	194,024
TricorBraun Holdings, Inc., 2021 Delayed Draw Term Loan (1 month LIBOR + 3.250%), 3.750%, 03/03/2028	6,258	6,220
TricorBraun Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.250%), 3.750%, 03/03/2028	81,433	80,935
Tronox Finance LLC, 2021 Term Loan B (1 and 3 month LIBOR + 2.250%), 2.366%, 03/13/2028	137,008	136,384
UFC Holdings LLC, 2021 Term Loan B (6 month LIBOR + 2.750%), 3.500%, 04/29/2026	183,059	182,550
UKG, Inc., 2021 Incremental Term Loan (3 month LIBOR + 3.250%), 4.000%, 05/04/2026	108,902	109,047

174

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) (continued)
United States (continued)
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%), 3.834%, 05/04/2026	$147,739	$147,949
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%), 4.500%, 04/21/2028	99,500	100,111
UPC Financing Partnership, 2021 USD Term Loan AX (1 month LIBOR + 3.000%), 3.084%, 01/31/2029	180,000	179,363
US Foods, Inc., 2016 Term Loan B (1 month LIBOR + 1.750%), 1.834%, 06/27/2023	168,548	167,494
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%), 3.132%, 05/16/2024	123,077	122,176
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month LIBOR + 3.250%), 3.334%, 01/31/2029	145,000	144,959
Weber-Stephen Products LLC, Term Loan B (1 and 6 month LIBOR + 3.250%), 4.000%, 10/30/2027	81,642	81,785
White Cap Buyer LLC, Term Loan B (1 month LIBOR + 4.000%), 4.500%, 10/19/2027	133,988	134,292
WW International, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%), 4.000%, 04/13/2028	99,750	99,563
Zelis Payments Buyer, Inc., 2021 Term Loan (1 month LIBOR + 3.500%), 3.586%, 09/30/2026	148,875	148,198
		16,596,838
TOTAL TERM LOANS (Cost $18,227,436)		$18,562,485
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.3%
Commercial and residential - 5.1%
ACRE Commercial Mortgage, Ltd., Series 2021-FL4, Class B (1 month LIBOR + 1.400%), 1.489%, 12/18/2037 (C)(J)	100,000	99,522
Angel Oak Mortgage Trust, Series 2020-3, Class M1, 3.809%, 04/25/2065 (C)(K)	180,000	183,681
ANTLR Mortgage Trust, Series 2021-RTL1, Class A1, 2.115%, 11/25/2024 (C)(K)	125,000	125,674
BANK
Series 2021-BN32, Class XA IO, 0.785%, 04/15/2054	999,134	58,720
Series 2021-BN35, Class XA IO, 1.160%, 06/15/2064	1,329,519	108,012
BBCMS Mortgage Trust, Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 0.943%, 08/15/2036 (C)(J)	100,000	99,998
Benchmark Mortgage Trust
Series 2019-B10, Class XA IO, 1.227%, 03/15/2062	566,212	41,183
Series 2020-B22, Class XA IO, 1.522%, 01/15/2054	204,706	24,132
BPR Trust, Series 2021-TY, Class A (1 month LIBOR + 1.050%), 1.150%, 09/25/2038 (C)(J)	115,000	115,287
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 1.991%, 04/25/2031 (C)	148,017	148,039
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Commercial Mortgage Trust
Series 2018-IND, Class A (1 month LIBOR + 0.750%), 0.843%, 11/15/2035 (C)(J)	$38,806	$38,830
Series 2018-IND, Class C (1 month LIBOR + 1.100%), 1.193%, 11/15/2035 (C)(J)	137,500	137,583
Series 2019-XL, Class A (1 month LIBOR + 0.920%), 1.013%, 10/15/2036 (C)(J)	243,009	243,479
Series 2019-XL, Class C (1 month LIBOR + 1.250%), 1.343%, 10/15/2036 (C)(J)	243,009	243,162
Series 2020-BXLP, Class G (1 month LIBOR + 2.500%), 2.593%, 12/15/2036 (C)(J)	92,160	92,049
Series 2020-VKNG, Class F (1 month LIBOR + 2.750%), 2.843%, 10/15/2037 (C)(J)	270,000	271,348
BX Trust
Series 2018-GW, Class E (1 month LIBOR + 1.970%), 2.063%, 05/15/2035 (C)(J)	80,000	80,170
Series 2021-MFM1, Class D (1 month LIBOR + 1.500%), 1.593%, 01/15/2034 (C)(J)	55,000	55,069
Series 2021-MFM1, Class E (1 month LIBOR + 2.250%), 2.343%, 01/15/2034 (C)(J)	40,000	40,038
BXHPP Trust, Series 2021-FILM, Class B (1 month LIBOR + 0.900%), 0.996%, 08/15/2036 (C)(J)	65,000	65,058
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, 5.776%, 12/15/2047 (C)(K)	275,000	274,741
CIM Trust, Series 2021-R4, Class A1, 2.000%, 05/01/2061 (C)(K)	259,111	259,626
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR13, Class B, 5.045%, 11/10/2046 (K)	169,000	180,982
Series 2014-CR16, Class AM, 4.278%, 04/10/2047	200,000	214,763
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2020-SBX, Class C, 2.056%, 01/10/2038 (C)(K)	100,000	100,660
Series 2020-SBX, Class D, 2.398%, 01/10/2038 (C)(K)	100,000	100,253
Series 2021-LBA, Class C (1 month LIBOR + 1.200%), 1.293%, 03/15/2038 (C)(J)	280,000	280,174
Credit Suisse Mortgage Trust
Series 2020-NET, Class D, 3.704%, 08/15/2037 (C)(K)	100,000	104,501
Series 2020-RPL5, Class A1, 3.023%, 08/25/2060 (C)(K)	231,748	234,927
Series 2020-RPL6, Class A2, 3.276%, 03/25/2059 (C)(K)	215,000	213,807
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3, 1.128%, 05/25/2065 (C)(K)	72,352	72,231

175

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
FREMF Mortgage Trust
Series 2015-K45, Class C, 3.589%, 04/25/2048 (C)(K)	$115,000	$120,285
Series 2015-K49, Class B, 3.721%, 10/25/2048 (C)(K)	250,000	268,600
Series 2016-K55, Class C, 4.163%, 04/25/2049 (C)(K)	50,000	53,553
Series 2017-K63, Class C, 3.872%, 02/25/2050 (C)(K)	189,000	201,026
Series 2018-K75, Class C, 3.975%, 04/25/2051 (C)(K)	120,000	128,839
Series 2018-K78, Class C, 4.128%, 06/25/2051 (C)(K)	182,000	197,269
Series 2019-K99, Class B, 3.646%, 10/25/2052 (C)(K)	180,000	195,486
GS Mortgage Securities Trust
Series 2017-GS6, Class C, 4.322%, 05/10/2050 (K)	25,000	26,960
Series 2019-BOCA, Class A (1 month LIBOR + 1.200%), 1.293%, 06/15/2038 (C)(J)	280,000	280,259
Series 2021-IP, Class B (1 month LIBOR + 1.150%), 1.250%, 10/15/2036 (C)(J)	119,000	119,000
Series 2021-ROSS, Class A (1 month LIBOR + 1.150%), 1.244%, 05/15/2026 (C)(J)	100,000	100,099
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.500%, 09/25/2048 (C)(K)	36,699	36,858
KKR Industrial Portfolio Trust
Series 2020-AIP, Class A (1 month LIBOR + 1.037%), 1.130%, 03/15/2037 (C)(J)	241,051	241,203
Series 2021-KDIP, Class D (1 month LIBOR + 1.250%), 1.343%, 12/15/2037 (C)(J)	215,000	214,741
Series 2021-KDIP, Class E (1 month LIBOR + 1.550%), 1.656%, 12/15/2037 (C)(J)	90,000	89,829
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 04/25/2061 (C)	113,676	113,792
LHOME Mortgage Trust, Series 2021-RTL2, Class A1, 2.090%, 06/25/2026 (C)	155,000	155,233
LoanCore Issuer, Ltd., Series 2021-CRE4, Class B (SOFR + 1.364%), 1.409%, 07/15/2035 (C)(J)	100,000	99,813
Merit, Series 2020-HILL, Class B (1 month LIBOR + 1.400%), 1.494%, 08/15/2037 (C)(J)	105,000	105,066
MHC Commercial Mortgage Trust, Series 2021-MHC, Class C (1 month LIBOR + 1.351%), 1.444%, 04/15/2038 (C)(J)	205,000	205,246
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class C, 4.055%, 12/15/2048 (K)	283,000	287,163
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Capital I Trust
Series 2017-CLS, Class F (1 month LIBOR + 2.600%), 2.693%, 11/15/2034 (C)(J)	$177,000	$177,105
Series 2018-SUN, Class B (1 month LIBOR + 1.200%), 1.293%, 07/15/2035 (C)(J)	100,000	99,908
New Residential Mortgage Loan Trust, Series 2015-1A, Class B3, 5.326%, 05/28/2052 (C)(K)	163,394	173,191
NYMT Loan Trust I, Series 2021-BPL1, Class A1, 2.239%, 05/25/2026 (C)	230,000	230,469
OPG Trust, Series 2021-PORT, Class D (1 month LIBOR + 1.131%), 1.231%, 10/15/2036 (C)(J)	60,000	59,502
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A2, 3.598%, 02/25/2061 (C)	185,000	184,556
PRPM LLC
Series 2019-GS1, Class A1, 3.500%, 10/25/2024 (C)(K)	212,380	212,914
Series 2019-GS1, Class A2, 4.750%, 10/25/2024 (C)(K)	74,519	74,801
Series 2020-2, Class A1, 3.671%, 08/25/2025 (C)	162,478	163,519
Series 2020-3, Class A1, 2.857%, 09/25/2025 (C)	126,006	126,259
Series 2021-3, Class A2, 3.720%, 04/25/2026 (C)	110,000	109,819
Series 2021-4, Class A1, 1.867%, 04/25/2026 (C)	147,484	147,279
Series 2021-5, Class A1, 1.793%, 06/25/2026 (C)	135,144	135,269
Series 2021-7, Class A1, 1.867%, 08/25/2026 (C)	170,158	170,155
ReadyCap Commercial Mortgage Trust, Series 2021-FL6, Class AS (1 month LIBOR + 1.200%), 1.300%, 07/25/2036 (C)(J)	105,000	104,967
SFO Commercial Mortgage Trust, Series 2021-555, Class B (1 month LIBOR + 1.500%), 1.593%, 05/15/2038 (C)(J)	70,000	70,175
Starwood Mortgage Residential Trust, Series 2021-2, Class A3, 1.431%, 05/25/2065 (C)(K)	157,339	157,121
STWD Trust, Series 2021-FLWR, Class B (1 month LIBOR + 0.926%), 1.026%, 07/15/2036 (C)(J)	275,000	274,670
Verus Securitization Trust
Series 2020-1, Class A3, 2.724%, 01/25/2060 (C)	128,223	129,588
Series 2020-INV1, Class A3, 3.889%, 03/25/2060 (C)(K)	100,000	103,775
VMC Finance LLC, Series 2021-FL4, Class A (1 month LIBOR + 1.100%), 1.189%, 06/16/2036 (C)(J)	182,956	182,958
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.500%, 07/25/2049 (C)(K)	37,008	37,332

176

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class C, 4.964%, 06/15/2044 (C)(K)	$162,810	$162,684
Series 2011-C5, Class C, 5.679%, 11/15/2044 (C)(K)	21,181	21,161
		10,857,196
U.S. Government Agency - 3.2%
Federal Home Loan Mortgage Corp.
Series 2013-DN1, Class M2 (1 month LIBOR + 7.150%), 7.239%, 07/25/2023 (J)	100,776	106,804
Series 2014-DN2, Class M3 (1 month LIBOR + 3.600%), 3.689%, 04/25/2024 (J)	148,032	151,101
Series 2016-DNA2, Class M3 (1 month LIBOR + 4.650%), 4.739%, 10/25/2028 (J)	159,728	165,781
Series 2017-DNA2, Class M1 (1 month LIBOR + 1.200%), 1.289%, 10/25/2029 (J)	100,719	100,752
Series 2017-HQA2, Class M2 (1 month LIBOR + 2.650%), 2.739%, 12/25/2029 (J)	293,258	299,762
Series 2018-DNA1, Class M2 (1 month LIBOR + 1.800%), 1.889%, 07/25/2030 (J)	253,052	255,100
Series 2018-HQA1, Class M2 (1 month LIBOR + 2.300%), 2.389%, 09/25/2030 (J)	61,583	62,363
Series 2020-DNA2, Class M2 (1 month LIBOR + 1.850%), 1.939%, 02/25/2050 (C)(J)	88,585	89,291
Series 2020-DNA5, Class M2 (SOFR + 2.800%), 2.850%, 10/25/2050 (C)(J)	97,963	99,164
Series 2020-DNA6, Class B1 (SOFR + 3.000%), 3.050%, 12/25/2050 (C)(J)	35,000	35,438
Series 2020-DNA6, Class M2 (SOFR + 2.000%), 2.050%, 12/25/2050 (C)(J)	85,000	85,680
Series 2020-HQA2, Class M2 (1 month LIBOR + 3.100%), 3.189%, 03/25/2050 (C)(J)	238,108	241,571
Series 2020-HQA3, Class B1 (1 month LIBOR + 5.750%), 5.839%, 07/25/2050 (C)(J)	195,000	207,307
Series 2021-DNA1, Class M2 (SOFR + 1.800%), 1.850%, 01/25/2051 (C)(J)	120,000	120,376
Series 2021-DNA2, Class M2 (SOFR + 2.300%), 2.350%, 08/25/2033 (C)(J)	155,000	158,794
Series 324, Class C18 IO, 4.000%, 12/15/2033	330,315	46,130
Series 4446, Class BI IO, 6.500%, 04/15/2039	229,592	46,871
Series 4978, Class MI IO, 4.000%, 05/25/2040	246,194	33,766
Series 4993, Class AI IO, 4.000%, 07/25/2040	342,454	51,291
Series K066, Class X1 IO, 0.749%, 06/25/2027	1,247,728	47,647
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K100, Class X3 IO, 1.870%, 11/25/2047	$275,000	$35,215
Series K103, Class X1 IO, 0.638%, 11/25/2029	1,023,729	48,457
Series K105, Class X1 IO, 1.523%, 03/25/2053	639,338	70,826
Series K106, Class X1 IO, 1.355%, 01/25/2030	618,666	61,334
Series K106, Class X3 IO, 1.920%, 03/25/2048	490,000	67,316
Series K107, Class X1 IO, 1.591%, 01/25/2030	549,337	63,916
Series K108, Class X1 IO, 1.690%, 03/25/2030	389,923	49,002
Series K110, Class X1 IO, 1.698%, 04/25/2030	99,822	12,341
Series K111, Class X1 IO, 1.572%, 05/25/2030	99,766	11,746
Series K115, Class X3 IO, 2.958%, 09/25/2048	147,298	32,152
Series K116, Class X3 IO, 3.021%, 09/25/2047	223,880	50,455
Series K121, Class X1 IO, 1.124%, 10/25/2030	114,839	9,083
Series K122, Class X1 IO, 0.883%, 11/25/2030	99,890	6,890
Series K123, Class X1 IO, 0.775%, 12/25/2030	409,662	25,233
Series K124, Class X1 IO, 0.721%, 12/25/2030	252,811	14,888
Series K129, Class X3 IO, 3.172%, 05/25/2031	165,000	42,232
Series K737, Class X1 IO, 0.637%, 10/25/2026	495,367	13,816
Series K738, Class X1 IO, 1.515%, 01/25/2027	650,173	45,489
Series K740, Class X3 IO, 2.481%, 11/25/2047	135,000	17,852
Series K742, Class X3, IO, 2.595%, 04/25/2028	100,000	14,989
Series Q014, Class X IO, 2.801%, 10/25/2055	161,140	37,674
Federal National Mortgage Association
Series 2014-68, Class ID IO, 3.500%, 03/25/2034	461,352	30,200
Series 2014-C02, Class 1M2 (1 month LIBOR + 2.600%), 2.689%, 05/25/2024 (J)	57,789	58,488
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%), 4.989%, 11/25/2024 (J)	94,737	98,265
Series 2017-C02, Class 2M2 (1 month LIBOR + 3.650%), 3.739%, 09/25/2029 (J)	218,970	226,472
Series 2017-C03, Class 1M2 (1 month LIBOR + 3.000%), 3.089%, 10/25/2029 (J)	238,216	244,824
Series 2017-C04, Class 2M2 (1 month LIBOR + 2.850%), 2.939%, 11/25/2029 (J)	252,331	259,056

177

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-C05, Class 1M2 (1 month LIBOR + 2.200%), 2.289%, 01/25/2030 (J)	$180,410	$184,360
Series 2017-C06, Class 2M2 (1 month LIBOR + 2.800%), 2.889%, 02/25/2030 (J)	212,009	216,807
Series 2017-C07, Class 1B1 (1 month LIBOR + 4.000%), 4.089%, 05/25/2030 (J)	293,000	305,598
Series 2018-C02, Class 2B1 (1 month LIBOR + 4.000%), 4.089%, 08/25/2030 (J)	60,000	62,268
Series 2018-C04, Class 2M2 (1 month LIBOR + 2.550%), 2.639%, 12/25/2030 (J)	193,645	197,055
Series 2018-C05, Class 1B1 (1 month LIBOR + 4.250%), 4.339%, 01/25/2031 (J)	230,000	242,051
Series 2018-C05, Class 1M2 (1 month LIBOR + 2.350%), 2.439%, 01/25/2031 (J)	103,827	105,335
Series 2018-R07, Class 1B1 (1 month LIBOR + 4.350%), 4.439%, 04/25/2031 (C)(J)	220,000	228,403
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 2.239%, 11/25/2039 (C)(J)	179,747	180,625
Series 2019-R03, Class 1B1 (1 month LIBOR + 4.100%), 4.189%, 09/25/2031 (C)(J)	75,000	77,079
Series 2019-R05, Class 1B1 (1 month LIBOR + 4.100%), 4.189%, 07/25/2039 (C)(J)	120,000	121,806
Series 2020-26, Class AI IO, 3.000%, 04/25/2033	471,615	34,811
Series 2020-26, Class IA IO, 3.500%, 11/25/2039	397,801	43,512
Series 2020-27, Class NI IO, 4.500%, 05/25/2050	281,349	49,468
Series 2020-35, Class IC IO, 5.000%, 06/25/2050	283,269	46,437
Series 2020-R02, Class 2B1 (1 month LIBOR + 3.000%), 3.089%, 01/25/2040 (C)(J)	152,000	151,953
Series 407, Class 40 IO, 6.000%, 01/25/2038	253,603	62,352
Series 410, Class C8 IO, 4.000%, 04/25/2032	388,009	42,013
Government National Mortgage Association
Series 2014-2, Class IB IO, 4.000%, 01/16/2040	338,234	43,461
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	190,266	31,871
Series 2017-130, Class IO, 4.500%, 02/20/2040	200,629	33,076
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	294,244	54,497
Series 2018-6, Class LI IO, 5.000%, 07/16/2045	300,864	54,998
Series 2018-72, Class ID IO, 4.500%, 08/20/2045	142,379	22,822
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2020-74, Class IC IO, 3.000%, 05/20/2035	$604,215	$39,773
		6,685,631
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,880,193)		$17,542,827
ASSET BACKED SECURITIES - 5.0%
Ajax Mortgage Loan Trust, Series 2021-B, Class A, 2.239%, 06/25/2066 (C)	145,901	145,649
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2021-FL2, Class AS (1 month LIBOR + 1.400%), 1.493%, 05/15/2036 (C)(J)	100,000	100,031
Series 2021-FL3, Class B (1 month LIBOR + 1.600%), 1.685%, 08/15/2034 (C)(J)	110,000	109,966
Ares CLO, Ltd.
Series 2013-2A, Class CR (3 month LIBOR + 2.400%), 2.532%, 07/28/2029 (C)(J)	250,000	249,999
Series 2013-2A, Class CR2 (3 month LIBOR + 2.000%), 2.120%, 10/28/2034 (C)(J)	250,000	250,000
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.210%, 07/15/2030 (C)	150,000	150,053
BlueMountain CLO, Ltd.
Series 2012-2A, Class AR2 (3 month LIBOR + 1.050%), 1.205%, 11/20/2028 (C)(J)	171,785	171,810
Series 2018-2A, Class D (3 month LIBOR + 3.150%), 3.275%, 08/15/2031 (C)(J)	250,000	246,152
Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.832%, 10/20/2050 (C)	125,000	129,480
CF Hippolyta LLC, Series 2020-1, Class B1, 2.280%, 07/15/2060 (C)	241,941	245,473
CIFC Funding, Ltd.
Series 2014-2RA, Class A1 (3 month LIBOR + 1.050%), 1.175%, 04/24/2030 (C)(J)	300,000	300,048
Series 2015-3A, Class AR (3 month LIBOR + 0.870%), 1.004%, 04/19/2029 (C)(J)	250,000	250,024
CoreVest American Finance Trust, Series 2020-4, Class B, 1.707%, 12/15/2052 (C)	100,000	98,899
DataBank Issuer, Series 2021-1A, Class A2, 2.060%, 02/27/2051 (C)	170,000	169,657
DB Master Finance LLC, Series 2019-1A, Class A2I, 3.787%, 05/20/2049 (C)	73,500	73,817
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23, 4.118%, 07/25/2047 (C)	183,350	196,807
Series 2021-1A, Class A2I, 2.662%, 04/25/2051 (C)	84,788	87,197

178

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Dryden Senior Loan Fund, Series 2012-25A, Class DRR (3 month LIBOR + 3.000%), 3.126%, 10/15/2027 (C)(J)	$250,000	$249,801
First Investors Auto Owner Trust, Series 2021-2A, Class D, 1.660%, 12/15/2027 (C)	285,000	283,219
FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 09/17/2038 (C)	138,000	135,676
Flagship Credit Auto Trust
Series 2021-3, Class C, 1.460%, 09/15/2027 (C)	350,000	349,115
Series 2021-3, Class D, 1.650%, 09/15/2027 (C)	112,000	111,544
FRTKL, Series 2021-SFR1, Class E2, 2.522%, 09/17/2038 (C)	132,000	130,772
Gilbert Park CLO, Ltd., Series 2017-1A, Class B (3 month LIBOR + 1.600%), 1.726%, 10/15/2030 (C)(J)	280,000	280,019
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class B (1 month LIBOR + 1.650%), 1.737%, 07/15/2039 (C)(J)	100,000	99,906
Harriman Park CLO, Ltd., Series 2020-1A, Class DR (3 month LIBOR + 3.100%), 3.234%, 04/20/2034 (C)(J)	250,000	250,035
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.560%, 12/26/2025 (C)	110,000	110,452
HIN Timeshare Trust, Series 2020-A, Class A, 1.390%, 10/09/2039 (C)	35,639	35,895
Home Partners of America Trust, Series 2021-1, Class C, 2.078%, 09/19/2041 (C)	104,605	103,844
KKR CLO, Ltd., Series 2020, Class B (3 month LIBOR + 1.550%), 1.676%, 10/16/2030 (C)(J)	282,000	280,515
LCM XXV, Ltd., Series 25A, Class B2 (3 month LIBOR + 1.650%), 1.784%, 07/20/2030 (C)(J)	250,000	249,574
Madison Park Funding XIX, Ltd., Series 2015-19A, Class A2R2 (3 month LIBOR + 1.500%), 1.638%, 01/22/2028 (C)(J)	250,000	249,313
Magnetite XVIII, Ltd., Series 2016-18A, Class BR (3 month LIBOR + 1.500%), 1.625%, 11/15/2028 (C)(J)	250,000	250,296
MAPS Trust, Series 2021-1A, Class A, 2.521%, 06/15/2046 (C)	245,200	246,489
MF1, Ltd., Series 2020-FL4, Class A (SOFR + 1.815%), 1.859%, 11/15/2035 (C)(J)	100,000	100,625
MFA LLC, Series 2021-NPL1, Class A1, 2.363%, 03/25/2060 (C)	130,001	130,041
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 04/30/2051 (C)	84,788	87,353
Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class CR2 (3 month LIBOR + 2.000%), 2.138%, 04/22/2029 (C)(J)	250,000	250,051
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Octagon Investment Partners 41, Ltd., Series 2019-2A, Class D (3 month LIBOR + 3.650%), 3.776%, 04/15/2031 (C)(J)	$250,000	$250,000
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class A, 1.220%, 01/16/2029 (C)	99,237	99,312
Palmer Square Loan Funding, Ltd.
Series 2020-1A, Class A1 (3 month LIBOR + 0.800%), 0.955%, 02/20/2028 (C)(J)	146,116	146,124
Series 2021-3A, Class A2 (3 month LIBOR + 1.400%), 1.547%, 07/20/2029 (C)(J)	280,000	280,145
Progress Residential Trust
Series 2021-SFR2, Class D, 2.197%, 04/19/2038 (C)	100,000	99,767
Series 2021-SFR3, Class D, 2.288%, 05/17/2026 (C)	105,000	105,100
Series 2021-SFR5, Class E1, 2.209%, 07/17/2038 (C)	100,000	99,075
Series 2021-SFR6, Class E2, 2.525%, 07/17/2038 (C)	100,000	99,864
Series 2021-SFR8, Class E2, 2.532%, 10/17/2038 (C)	285,000	282,404
Race Point CLO, Ltd., Series 2013-8A, Class DR2 (3 month LIBOR + 3.500%), 3.655%, 02/20/2030 (C)(J)	250,000	249,998
Sonic Capital LLC
Series 2020-1A, Class A2I, 3.845%, 01/20/2050 (C)	197,833	208,147
Series 2021-1A, Class A2I, 2.190%, 08/20/2051 (C)	55,000	55,029
Summit Issuer LLC, Series 2020-1A, Class A2, 2.290%, 12/20/2050 (C)	55,000	54,977
Treman Park CLO, Ltd., Series 2015-1A, Class C3RR (3 month LIBOR + 2.000%), 2.134%, 10/20/2028 (C)(J)	250,000	250,073
VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 08/25/2061 (C)	174,843	174,737
Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1, 1.868%, 08/25/2051 (C)	229,923	229,778
Verus Securitization Trust, Series 2020-NPL1, Class A1, 3.598%, 08/25/2050 (C)	61,322	61,357
VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 02/27/2051 (C)	77,781	77,853
VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 03/27/2051 (C)	84,773	84,823
VOLT XCVIII LLC, Series 2021-NPL7, Class A1, 2.116%, 04/25/2051 (C)	57,839	57,973

179

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Voya CLO, Ltd., Series 2013-3A, Class BRR (3 month LIBOR + 2.250%), 2.384%, 10/18/2031 (C)(J)	$250,000	$248,656
Westlake Automobile Receivables Trust, Series 2021-2A, Class D, 1.230%, 12/15/2026 (C)	265,000	264,637
TOTAL ASSET BACKED SECURITIES (Cost $10,340,342)		$10,439,426
PREFERRED SECURITIES - 0.0%
United States - 0.0%
Becton, Dickinson and Company, 6.000%	1,136	61,321
Fluor Corp., 6.500% (C)	5	4,991
		66,312
TOTAL PREFERRED SECURITIES (Cost $64,958)		$66,312
EXCHANGE-TRADED FUNDS - 5.1%
iShares JP Morgan USD Emerging Markets Bond ETF	83,900	9,234,034
SPDR Blackstone Senior Loan ETF	15,000	690,300
SPDR Bloomberg Barclays Convertible Securities ETF	7,600	648,660
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,734,246)		$10,572,994
SHORT-TERM INVESTMENTS - 3.8%
Short-term funds - 3.8%
John Hancock Collateral Trust, 0.0303% (L)(M)	10,893	108,996
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (L)	7,905,781	7,905,781
TOTAL SHORT-TERM INVESTMENTS (Cost $8,014,781)		$8,014,777
Total Investments (Opportunistic Fixed Income Trust) (Cost $224,606,869) - 104.9%		$220,400,054
Other assets and liabilities, net - (4.9%)		(10,298,448)
TOTAL NET ASSETS - 100.0%		$210,101,606
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
Opportunistic Fixed Income Trust (continued)
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $48,529,660 or 23.1% of the fund's net assets as of 9-30-21.
(D)	Non-income producing security.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $104,800.
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(L)	The rate shown is the annualized seven-day yield as of 9-30-21.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

180

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	14	Long	Dec 2021	$1,443,881	$1,432,461	$(11,420)
10-Year Canada Government Bond Futures	9	Long	Dec 2021	1,042,269	1,017,172	(25,097)
10-Year U.S. Treasury Note Futures	30	Long	Dec 2021	3,965,477	3,948,281	(17,196)
5-Year U.S. Treasury Note Futures	96	Long	Dec 2021	11,851,845	11,783,250	(68,595)
Euro SCHATZ Futures	1	Long	Dec 2021	130,078	129,973	(105)
U.K. Long Gilt Bond Futures	8	Long	Dec 2021	1,380,340	1,349,017	(31,323)
Ultra U.S. Treasury Bond Futures	10	Long	Dec 2021	1,477,573	1,452,500	(25,073)
Ultra U.S. Treasury Bond Futures	6	Long	Dec 2021	1,185,451	1,146,375	(39,076)
10-Year Mini Japan Government Bond Futures	36	Short	Dec 2021	(4,909,925)	(4,900,490)	9,435
2-Year U.S. Treasury Note Futures	42	Short	Dec 2021	(9,247,115)	(9,242,297)	4,818
Euro-BTP Italian Government Bond Futures	7	Short	Dec 2021	(1,251,912)	(1,232,079)	19,833
Euro-Buxl Futures	15	Short	Dec 2021	(3,640,678)	(3,533,083)	107,595
German Euro BOBL Futures	6	Short	Dec 2021	(942,956)	(937,777)	5,179
German Euro BUND Futures	63	Short	Dec 2021	(12,537,308)	(12,392,792)	144,516
U.S. Treasury Long Bond Futures	111	Short	Dec 2021	(18,110,128)	(17,673,280)	436,848
						$510,339

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	5,065,000	USD	3,675,149	BARC	10/29/2021	—	$(13,033)
BRL	29,709,000	USD	5,520,698	CITI	10/4/2021	—	(65,251)
BRL	29,009,000	USD	5,333,125	GSI	10/4/2021	—	(6,219)
BRL	700,000	USD	134,228	MSI	10/4/2021	—	(5,688)
BRL	2,680,000	USD	499,068	CITI	10/29/2021	—	(8,815)
CAD	2,959,000	USD	2,335,536	BARC	10/29/2021	$546	—
CHF	121,000	USD	130,619	GSI	10/29/2021	—	(706)
CLP	2,557,258,000	USD	3,240,194	SSB	10/29/2021	—	(93,939)
COP	3,606,800,000	USD	936,272	CITI	10/29/2021	9,261	—
EUR	4,261,000	USD	4,946,622	BARC	10/29/2021	—	(8,588)
EUR	1,363,000	USD	1,597,103	CITI	10/29/2021	—	(17,535)
EUR	259,000	USD	303,265	GSI	10/29/2021	—	(3,112)
EUR	229,000	USD	269,183	JPM	10/29/2021	—	(3,797)
GBP	3,400,000	USD	4,657,571	BARC	10/29/2021	—	(76,269)
HUF	951,142,000	USD	3,109,476	MSI	10/29/2021	—	(46,564)
IDR	46,731,000,000	USD	3,259,014	CITI	10/29/2021	—	(4,776)
INR	240,402,000	USD	3,252,566	JPM	10/29/2021	—	(24,916)
JPY	924,411,000	USD	8,348,409	MSI	10/29/2021	—	(41,079)
MXN	64,337,000	USD	3,187,209	CITI	10/29/2021	—	(81,939)
NOK	12,580,000	USD	1,465,895	BARC	10/29/2021	—	(27,089)
NZD	6,071,000	USD	4,258,244	CITI	10/29/2021	—	(67,705)
PLN	12,318,000	USD	3,140,334	BARC	10/29/2021	—	(43,343)
RUB	256,880,000	USD	3,504,287	BOA	10/29/2021	12,451	—
THB	39,960,000	USD	1,189,463	GSI	10/29/2021	—	(8,652)
TRY	12,126,000	USD	1,347,783	MSI	10/27/2021	—	(2,533)
USD	5,463,237	BRL	29,709,000	CITI	10/4/2021	7,790	—
USD	5,503,927	BRL	29,009,000	GSI	10/4/2021	177,021	—
USD	128,691	BRL	700,000	MSI	10/4/2021	150	—
USD	5,367,365	BRL	29,009,000	CITI	11/3/2021	64,771	—
USD	5,398,805	CAD	6,840,000	BARC	10/29/2021	—	(1,263)
USD	3,203,955	CHF	2,968,000	GSI	10/29/2021	17,313	—
USD	2,729,785	CLP	2,154,428,000	SSB	10/29/2021	79,141	—
USD	2,069,641	COP	7,972,877,000	CITI	10/29/2021	—	(20,472)
USD	3,217,900	CZK	69,859,000	BARC	10/29/2021	27,216	—
USD	244,205	EUR	209,000	BARC	10/29/2021	1,997	—
USD	22,860,960	EUR	19,510,000	CITI	10/29/2021	250,996	—
USD	607,828	EUR	524,000	MSI	10/29/2021	569	—
USD	161,645	GBP	118,000	BARC	10/29/2021	2,647	—
USD	4,388,751	ILS	14,055,000	BARC	10/29/2021	28,531	—
USD	9,485,446	JPY	1,050,314,000	MSI	10/29/2021	46,673	—
181

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	15,169,917	KRW	17,867,280,000	JPM	10/29/2021	$89,399	—
USD	1,037,947	MXN	20,952,000	CITI	10/29/2021	26,684	—
USD	8,255,040	NOK	70,843,000	BARC	10/29/2021	152,547	—
USD	5,517,971	NZD	7,867,000	CITI	10/29/2021	87,735	—
USD	5,160,775	RUB	378,308,000	BOA	10/29/2021	—	$(18,337)
USD	3,143,939	SEK	27,247,000	BARC	10/29/2021	31,016	—
USD	3,162,762	SGD	4,282,000	MSI	10/29/2021	9,281	—
USD	4,958,902	ZAR	74,267,000	MSI	10/29/2021	43,497	—
						$1,167,232	$(691,620)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	26,670,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	$(3,784)	$(12,643)	$(16,427)
BOA	4,140,000	USD	Fixed 2.535%	USA CPI All Urban Consumers	At Maturity	At Maturity	Jun 2026	—	120,686	120,686
BOA	358,950,000	INR	Fixed 5.340%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Dec 2026	(5,532)	27,694	22,162
BOA	1,170,000	USD	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	352,669	352,669
CITI	10,560,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.390%	Quarterly	Quarterly	Jun 2025	—	(1,686)	(1,686)
CITI	41,170,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(74,070)	49,579	(24,491)
CITI	27,880,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(41,368)	25,082	(16,286)
JPM	17,520,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.635%	Quarterly	Quarterly	Sep 2026	—	17,798	17,798
JPM	2,330,000	USD	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	(57,380)	617,291	559,911
JPM	520,000	GBP	UK RPI	Fixed 3.399%	At Maturity	At Maturity	Aug 2051	—	(76,348)	(76,348)
								$(182,134)	$1,120,122	$937,988
Centrally cleared	2,550,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	954	954
Centrally cleared	2,550,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	224	224
Centrally cleared	2,935,000	CAD	CAD BA CDOR	Fixed 1.283%	Semi-Annual	Semi-Annual	Nov 2026	—	(4,178)	(4,178)
Centrally cleared	2,415,000	CAD	CAD BA CDOR	Fixed 1.266%	Semi-Annual	Semi-Annual	Nov 2026	—	(4,966)	(4,966)
Centrally cleared	92,659,200	MXN	MXN TIIE Banxico	Fixed 7.130%	Monthly	Monthly	Jun 2031	31,184	(122,310)	(91,126)
Centrally cleared	84,380,000	MXN	MXN TIIE Banxico	Fixed 6.940%	Monthly	Monthly	Sep 2031	(1,508)	(146,991)	(148,499)
Centrally cleared	4,480,000	USD	USD SOFR Compounded OIS	Fixed 1.500%	Annual	Annual	Dec 2031	(1,146)	(52,812)	(53,958)
Centrally cleared	560,000	GBP	Fixed 0.590%	GBP SONIA Compounded OIS	Annual	Annual	Dec 2051	1,554	75,730	77,284
Centrally cleared	720,000	GBP	Fixed 0.840%	GBP SONIA Compounded OIS	Annual	Annual	Sep 2071	(28,018)	18,847	(9,171)
								$2,066	$(235,502)	$(233,436)
								$(180,068)	$884,620	$704,552
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Government of Malaysia	1,900,000	USD	$1,900,000	1.000%	Quarterly	Dec 2025	$(34,301)	$(17,496)	$(51,797)
BARC	Republic of Indonesia	730,000	USD	730,000	1.000%	Quarterly	Jun 2026	(8,938)	(1,906)	(10,844)
BARC	Republic of Indonesia	725,000	USD	725,000	1.000%	Quarterly	Jun 2026	(8,811)	(1,958)	(10,769)
BARC	Republic of Indonesia	500,000	USD	500,000	1.000%	Quarterly	Jun 2026	(7,602)	175	(7,427)
BOA	Russian Federation	365,000	USD	365,000	1.000%	Quarterly	Jun 2026	(2,352)	(2,077)	(4,429)
CITI	Government of Malaysia	330,000	USD	330,000	1.000%	Quarterly	Dec 2025	(5,839)	(3,157)	(8,996)
CITI	Republic of Peru	345,000	USD	345,000	1.000%	Quarterly	Dec 2025	(5,597)	2,583	(3,014)
GSI	People's Republic of China	3,880,000	USD	3,880,000	1.000%	Quarterly	Dec 2024	(70,714)	(30,468)	(101,182)
182

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	Republic of South Africa	775,000	USD	$775,000	1.000%	Quarterly	Jun 2026	$33,388	$(2,562)	$30,826
GSI	Republic of Turkey	785,000	USD	785,000	1.000%	Quarterly	Jun 2026	92,659	10,386	103,045
GSI	Russian Federation	735,000	USD	735,000	1.000%	Quarterly	Jun 2026	(4,737)	(4,182)	(8,919)
GSI	Russian Federation	725,000	USD	725,000	1.000%	Quarterly	Jun 2026	(4,067)	(4,731)	(8,798)
GSI	Russian Federation	720,000	USD	720,000	1.000%	Quarterly	Jun 2026	(4,478)	(4,259)	(8,737)
GSI	Russian Federation	365,000	USD	365,000	1.000%	Quarterly	Jun 2026	(2,858)	(1,571)	(4,429)
GSI	United Mexican States	740,000	USD	740,000	1.000%	Quarterly	Jun 2026	(1,863)	(3,192)	(5,055)
GSI	United Mexican States	725,000	USD	725,000	1.000%	Quarterly	Jun 2026	(1,827)	(3,151)	(4,978)
GSI	CMBX.NA.AAA.12	1,380,000	USD	1,380,000	0.500%	Monthly	Aug 2061	(11,422)	3,166	(8,256)
GSI	CMBX.NA.AAA.12	1,380,000	USD	1,380,000	0.500%	Monthly	Aug 2061	(11,902)	3,646	(8,256)
GSI	CMBX.NA.AAA.13	1,300,000	USD	1,300,000	0.500%	Monthly	Dec 2072	(2,109)	(997)	(3,106)
GSI	CMBX.NA.AAA.13	1,400,000	USD	1,400,000	0.500%	Monthly	Dec 2072	(5,660)	2,316	(3,344)
GSI	CMBX.NA.AAA.13	1,405,000	USD	1,405,000	0.500%	Monthly	Dec 2072	(6,738)	3,382	(3,356)
JPM	Republic of Korea	9,630,000	USD	9,630,000	1.000%	Quarterly	Dec 2024	(212,804)	(85,575)	(298,379)
JPM	Russian Federation	1,105,000	USD	1,105,000	1.000%	Quarterly	Jun 2026	(7,104)	(6,305)	(13,409)
JPM	United Mexican States	760,000	USD	760,000	1.000%	Quarterly	Jun 2026	(2,737)	(2,455)	(5,192)
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(225,248)	(81,715)	(306,963)
MSI	Government of Malaysia	1,715,000	USD	1,715,000	1.000%	Quarterly	Dec 2025	(31,106)	(15,648)	(46,754)
MSI	Government of Malaysia	1,840,000	USD	1,840,000	1.000%	Quarterly	Dec 2025	(49,653)	(508)	(50,161)
MSI	People's Republic of China	680,000	USD	680,000	1.000%	Quarterly	Dec 2025	(13,862)	(6,042)	(19,904)
MSI	Federative Republic of Brazil	775,000	USD	775,000	1.000%	Quarterly	Jun 2026	21,841	7,216	29,057
MSI	Federative Republic of Brazil	765,000	USD	765,000	1.000%	Quarterly	Jun 2026	28,950	(268)	28,682
MSI	Federative Republic of Brazil	120,000	USD	120,000	1.000%	Quarterly	Jun 2026	4,050	(550)	3,500
MSI	Republic of Indonesia	740,000	USD	740,000	1.000%	Quarterly	Jun 2026	(9,859)	(1,133)	(10,992)
MSI	Republic of South Africa	500,000	USD	500,000	1.000%	Quarterly	Jun 2026	19,364	532	19,896
MSI	Russian Federation	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2026	(5,556)	(7,792)	(13,348)
MSI	Russian Federation	735,000	USD	735,000	1.000%	Quarterly	Jun 2026	(4,221)	(4,698)	(8,919)
MSI	United Mexican States	735,000	USD	735,000	1.000%	Quarterly	Jun 2026	(252)	(4,769)	(5,021)
MSI	United Mexican States	735,000	USD	735,000	1.000%	Quarterly	Jun 2026	(1,180)	(3,841)	(5,021)
MSI	CMBX.NA.AAA.12	1,380,000	USD	1,380,000	0.500%	Monthly	Aug 2061	(11,536)	3,280	(8,256)
MSI	CMBX.NA.AAA.12	1,385,000	USD	1,385,000	0.500%	Monthly	Aug 2061	(12,877)	4,591	(8,286)
MSI	CMBX.NA.BBB-.12	250,000	USD	250,000	3.000%	Monthly	Aug 2061	17,073	(6,242)	10,831
MSI	CMBX.NA.AAA.13	1,395,000	USD	1,395,000	0.500%	Monthly	Dec 2072	(7,101)	3,768	(3,333)
MSI	CMBX.NA.AAA.13	1,480,000	USD	1,480,000	0.500%	Monthly	Dec 2072	(8,123)	4,587	(3,536)
				$58,605,000				$(587,709)	$(259,620)	$(847,329)
Centrally cleared	CDX.NA.HY.36	325,000	USD	325,000	5.000%	Quarterly	Jun 2026	(30,118)	19	(30,099)
Centrally cleared	CDX.NA.IG.36	10,125,000	USD	10,125,000	1.000%	Quarterly	Jun 2026	(237,692)	(8,265)	(245,957)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	265,000	EUR	312,077	5.000%	Quarterly	Jun 2026	(34,481)	(1,857)	(36,338)
Centrally cleared	iTraxx Europe Senior Financials Series 35 Version 1	6,120,000	EUR	7,225,445	1.000%	Quarterly	Jun 2026	(151,794)	(16,359)	(168,153)
Centrally cleared	iTraxx Europe Series 35 Version 1	9,680,000	EUR	11,586,056	1.000%	Quarterly	Jun 2026	(290,043)	(5,678)	(295,721)
Centrally cleared	iTraxx Europe Sub Financials Series 35 Version 1	4,930,000	EUR	5,906,465	1.000%	Quarterly	Jun 2026	13,368	(20,740)	(7,372)
				$35,480,043				$(730,760)	$(52,880)	$(783,640)
				$94,085,043				$(1,318,469)	$(312,500)	$(1,630,969)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Panama	0.821%	125,000	USD	$125,000	1.000%	Quarterly	Jun 2026	$1,145	$245	$1,390
CITI	Republic of Colombia	1.549%	280,000	USD	280,000	1.000%	Quarterly	Jun 2026	(3,161)	(3,017)	(6,178)
CITI	Republic of Panama	0.821%	125,000	USD	125,000	1.000%	Quarterly	Jun 2026	1,436	(46)	1,390
183

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	Republic of Colombia	1.549%	215,000	USD	$215,000	1.000%	Quarterly	Jun 2026	$(2,424)	$(2,320)	$(4,744)
GSI	Republic of Colombia	1.549%	215,000	USD	215,000	1.000%	Quarterly	Jun 2026	(2,424)	(2,320)	(4,744)
GSI	Republic of Colombia	1.549%	250,000	USD	250,000	1.000%	Quarterly	Jun 2026	(2,874)	(2,642)	(5,516)
GSI	Republic of Colombia	1.549%	125,000	USD	125,000	1.000%	Quarterly	Jun 2026	(1,255)	(1,503)	(2,758)
GSI	Republic of Colombia	1.549%	140,000	USD	140,000	1.000%	Quarterly	Jun 2026	(984)	(2,105)	(3,089)
GSI	Republic of Colombia	1.549%	255,000	USD	255,000	1.000%	Quarterly	Jun 2026	(1,619)	(4,007)	(5,626)
GSI	Republic of Panama	0.821%	110,000	USD	110,000	1.000%	Quarterly	Jun 2026	1,060	163	1,223
JPM	Republic of Colombia	1.549%	235,000	USD	235,000	1.000%	Quarterly	Jun 2026	(1,810)	(3,375)	(5,185)
MSI	Republic of Panama	0.821%	120,000	USD	120,000	1.000%	Quarterly	Jun 2026	1,155	180	1,335
					$2,195,000				$(11,755)	$(20,747)	$(32,502)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	1,420,000	Dec 2021	GSI	—	$(40,966)	$(40,966)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	13,540,000	Dec 2021	GSI	—	(169,495)	(169,495)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	750,000	Dec 2021	GSI	—	(10,314)	(10,314)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	755,000	Dec 2021	GSI	—	(3,701)	(3,701)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	745,000	Dec 2021	GSI	—	(4,570)	(4,570)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	750,000	Dec 2021	GSI	—	28	28
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	2,660,000	Dec 2021	GSI	—	(26,032)	(26,032)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	1,090,000	Dec 2021	JPM	—	(13,461)	(13,461)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	3,240,000	Dec 2021	MSI	—	67,470	67,470
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	4,440,000	Dec 2021	GSI	—	9,213	9,213
								—	$(191,828)	$(191,828)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
184

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CDOR	Canadian Dollar Offered Rate
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
RPI	Retail Price Index
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank and Trust Company
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.7%
Consumer discretionary – 2.4%
Hotels, restaurants and leisure – 2.4%
Casinos and gaming – 1.1%
Caesars Entertainment, Inc. (A)	36,187	$4,063,076
Hotels, resorts and cruise lines – 1.3%
Playa Hotels & Resorts NV (A)	602,182	4,992,089
		9,055,165
Health care – 2.2%
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services – 2.2%
Health care facilities – 2.2%
Brookdale Senior Living, Inc. (A)	499,699	$3,148,104
HCA Healthcare, Inc.	21,416	5,198,092
		8,346,196
Real estate – 94.1%

185

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts – 88.6%
Health care REITs – 6.9%
Healthpeak Properties, Inc.	194,821	$6,522,607
Welltower, Inc.	237,743	19,590,023
		26,112,630
Hotel and resort REITs – 2.7%
Pebblebrook Hotel Trust	163,866	3,672,237
Ryman Hospitality Properties, Inc. (A)	79,166	6,626,194
		10,298,431
Industrial REITs – 14.8%
First Industrial Realty Trust, Inc.	92,389	4,811,619
Innovative Industrial Properties, Inc.	21,859	5,053,145
Prologis, Inc.	285,132	35,764,107
Rexford Industrial Realty, Inc.	181,805	10,317,434
		55,946,305
Office REITs – 7.4%
Alexandria Real Estate Equities, Inc.	64,960	12,411,907
Douglas Emmett, Inc.	209,116	6,610,157
SL Green Realty Corp.	127,362	9,022,324
		28,044,388
Residential REITs – 21.1%
AvalonBay Communities, Inc.	84,132	18,647,016
Camden Property Trust	78,883	11,632,876
Independence Realty Trust, Inc.	457,959	9,319,466
Invitation Homes, Inc.	314,902	12,070,194
Sun Communities, Inc.	70,459	13,041,961
UDR, Inc.	276,078	14,626,612
		79,338,125
Retail REITs – 11.3%
Acadia Realty Trust	241,496	4,928,933
Brixmor Property Group, Inc.	625,144	13,821,934
Kimco Realty Corp.	299,648	6,217,696
Phillips Edison & Company, Inc.	68,537	2,104,771
Retail Opportunity Investments Corp.	319,875	5,572,223
Simon Property Group, Inc.	75,892	9,863,683
		42,509,240
Specialized REITs – 24.4%
American Tower Corp.	63,655	16,894,674
Equinix, Inc.	17,474	13,806,732
Extra Space Storage, Inc.	117,031	19,660,038
Life Storage, Inc.	109,122	12,520,658
PotlatchDeltic Corp.	55,338	2,854,334
Public Storage	16,822	4,997,816
SBA Communications Corp.	29,902	9,884,704
VICI Properties, Inc.	392,439	11,149,192
		91,768,148
		334,017,267
Real estate management and development – 5.5%
Real estate operating companies – 1.3%
Tricon Residential, Inc.	364,494	4,863,373
Real estate services – 4.2%
Colliers International Group, Inc. (New York Stock Exchange)	62,751	8,013,930
Jones Lang LaSalle, Inc. (A)	31,148	7,727,507
		15,741,437
		20,604,810
		354,622,077
TOTAL COMMON STOCKS (Cost $305,997,970)		$372,023,438
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.2%
Short-term funds – 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (B)	4,470,787	$4,470,787
TOTAL SHORT-TERM INVESTMENTS (Cost $4,470,787)		$4,470,787
Total Investments (Real Estate Securities Trust) (Cost $310,468,757) – 99.9%		$376,494,225
Other assets and liabilities, net – 0.1%		262,783
TOTAL NET ASSETS – 100.0%		$376,757,008
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-21.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.3%
Communication services – 14.6%
Entertainment – 0.6%
CTS Eventim AG & Company KGaA (A)	88,860	$6,685,816
Take-Two Interactive Software, Inc. (A)	2,865	441,411
		7,127,227
Interactive media and services – 14.0%
Alphabet, Inc., Class A (A)	1,615	4,317,735
Alphabet, Inc., Class C (A)	19,988	53,274,216
Baidu, Inc., ADR (A)	136,210	20,942,288
Facebook, Inc., Class A (A)	104,017	35,302,330
Kanzhun, Ltd. (A)	16,204	583,182
Kuaishou Technology (A)(B)	13,100	139,812
Mail.Ru Group, Ltd., GDR (A)	715,550	14,682,121
Pinterest, Inc., Class A (A)	120,544	6,141,717
Snap, Inc., Class A (A)	84,730	6,259,005
Zillow Group, Inc., Class A (A)	5,790	512,878
ZoomInfo Technologies, Inc., Class A (A)	195,870	11,985,285
		154,140,569
		161,267,796
Consumer discretionary – 22.6%
Auto components – 0.3%
Aptiv PLC (A)	18,790	2,799,146
Automobiles – 0.1%
Tesla, Inc. (A)	1,005	779,357
Diversified consumer services – 0.2%
New Oriental Education & Technology Group, Inc., ADR (A)	1,082,568	2,219,264
Hotels, restaurants and leisure – 6.2%
Booking Holdings, Inc. (A)	11,523	27,354,104
Expedia Group, Inc. (A)	8,525	1,397,248
Tongcheng-Elong Holdings, Ltd. (A)	2,612,400	6,308,348
Trip.com Group, Ltd., ADR (A)	1,087,560	33,442,470
		68,502,170
Internet and direct marketing retail – 15.4%
Alibaba Group Holding, Ltd., ADR (A)	194,541	28,801,795
Amazon.com, Inc. (A)	16,467	54,094,754
boohoo Group PLC (A)	2,820,587	8,232,293
Coupang, Inc. (A)	154,752	4,309,843

186

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Deliveroo PLC (A)(B)	1,340,436	$5,186,259
Delivery Hero SE (A)(B)	109,710	13,994,077
D-MARKET Elektronik Hizmetler ve Ticaret AS, ADR (A)	163,146	1,119,182
Etsy, Inc. (A)	51,238	10,655,454
Naspers, Ltd., N Shares	39,062	6,456,156
Prosus NV (A)	72,486	5,801,851
Wayfair, Inc., Class A (A)	18,828	4,810,742
Zalando SE (A)(B)	285,453	26,033,742
		169,496,148
Specialty retail – 0.4%
Warby Parker, Inc., Class A (A)	85,626	4,542,459
		248,338,544
Health care – 0.3%
Health care equipment and supplies – 0.2%
Intuitive Surgical, Inc. (A)	2,149	2,136,428
Health care technology – 0.1%
Veeva Systems, Inc., Class A (A)	3,745	1,079,197
		3,215,625
Industrials – 0.4%
Electrical equipment – 0.0%
Bloom Energy Corp., Class A (A)	2,800	52,416
Road and rail – 0.4%
DiDi Chuxing, Inc. (A)(C)	9,513	285,556
Lyft, Inc., Class A (A)	83,570	4,478,516
		4,764,072
		4,816,488
Information technology – 59.4%
Communications equipment – 0.6%
Arista Networks, Inc. (A)	1,780	611,679
Cisco Systems, Inc.	95,480	5,196,976
F5 Networks, Inc. (A)	4,395	873,638
		6,682,293
Electronic equipment, instruments and components – 1.2%
Cognex Corp.	7,670	615,287
Flex, Ltd. (A)	57,695	1,020,048
IPG Photonics Corp. (A)	10,595	1,678,248
Samsung SDI Company, Ltd.	17,296	10,320,867
		13,634,450
IT services – 8.3%
Adyen NV (A)(B)	650	1,816,985
Cloudflare, Inc., Class A (A)	11,960	1,347,294
DXC Technology Company (A)	142,695	4,795,979
EPAM Systems, Inc. (A)	5,155	2,940,824
Fiserv, Inc. (A)	17,232	1,869,672
Infosys, Ltd., ADR	57,875	1,287,719
MongoDB, Inc. (A)	50,790	23,947,993
Okta, Inc. (A)	14,945	3,547,046
PayPal Holdings, Inc. (A)	49,900	12,984,479
Shopify, Inc., Class A (A)	3,595	4,874,029
Snowflake, Inc., Class A (A)	5,233	1,582,616
Square, Inc., Class A (A)	51,350	12,315,784
Toast, Inc., Class A (A)(D)	1,585	79,171
Twilio, Inc., Class A (A)	46,695	14,898,040
VeriSign, Inc. (A)	12,482	2,558,935
		90,846,566
Semiconductors and semiconductor equipment – 13.3%
Advanced Micro Devices, Inc. (A)	28,870	2,970,723
Applied Materials, Inc.	130,012	16,736,445
ASML Holding NV, NYRS	1,850	1,378,454
Infineon Technologies AG	133,725	5,469,108
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
KLA Corp.	5,485	$1,834,787
Lam Research Corp.	10,175	5,791,101
Marvell Technology, Inc.	58,850	3,549,244
Micron Technology, Inc.	310,828	22,062,571
NVIDIA Corp.	52,915	10,961,871
NXP Semiconductors NV	32,265	6,319,746
ON Semiconductor Corp. (A)	215,730	9,873,962
Qorvo, Inc. (A)	16,750	2,800,433
QUALCOMM, Inc.	74,220	9,572,896
SK Hynix, Inc.	42,719	3,657,016
Skyworks Solutions, Inc.	7,960	1,311,649
STMicroelectronics NV	120,480	5,260,362
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	97,150	10,846,798
Teradyne, Inc.	17,595	1,920,846
Tokyo Electron, Ltd.	12,400	5,478,053
Xilinx, Inc.	121,496	18,344,681
		146,140,746
Software – 29.8%
Adobe, Inc. (A)	6,805	3,917,775
Altair Engineering, Inc., Class A (A)	9,760	672,854
Alteryx, Inc., Class A (A)	21,250	1,553,375
Asana, Inc., Class A (A)	211,205	21,931,527
Atlassian Corp. PLC, Class A (A)	13,290	5,201,972
Box, Inc., Class A (A)	43,400	1,027,278
Citrix Systems, Inc.	255,251	27,406,300
Crowdstrike Holdings, Inc., Class A (A)	63,410	15,584,910
Datadog, Inc., Class A (A)	15,280	2,159,828
DocuSign, Inc. (A)	10,410	2,679,846
ForgeRock, Inc., Class A (A)	16,885	657,333
Fortinet, Inc. (A)	26,170	7,642,687
HubSpot, Inc. (A)	40,373	27,295,782
Intuit, Inc.	15,335	8,273,386
KnowBe4, Inc., Class A (A)	36,123	793,261
Legalzoom.com, Inc. (A)(D)	5,770	152,328
Mandiant, Inc. (A)	31,260	556,428
McAfee Corp., Class A	170,397	3,767,478
Microsoft Corp.	200,488	56,521,577
Monday.com, Ltd. (A)(D)	3,615	1,179,213
NortonLifeLock, Inc.	252,540	6,389,262
Palo Alto Networks, Inc. (A)	12,315	5,898,885
Paycom Software, Inc. (A)	34,785	17,244,664
Procore Technologies, Inc. (A)	2,056	183,683
salesforce.com, Inc. (A)	183,545	49,781,075
Smartsheet, Inc., Class A (A)	8,470	582,905
TeamViewer AG (A)(B)	190,467	5,572,220
The Trade Desk, Inc., Class A (A)	82,260	5,782,878
Varonis Systems, Inc. (A)	42,915	2,611,378
Workday, Inc., Class A (A)	37,880	9,465,833
Zoom Video Communications, Inc., Class A (A)	70,073	18,324,090
Zscaler, Inc. (A)	64,972	17,036,958
		327,848,969
Technology hardware, storage and peripherals – 6.2%
Apple, Inc.	152,315	21,552,573
Pure Storage, Inc., Class A (A)	935,749	23,543,445
Samsung Electronics Company, Ltd.	270,150	16,747,841
Seagate Technology Holdings PLC	51,975	4,288,977
Western Digital Corp. (A)	44,595	2,516,942
		68,649,778
		653,802,802
TOTAL COMMON STOCKS (Cost $887,640,069)		$1,071,441,255

187

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 4.0%
Short-term funds – 2.0%
John Hancock Collateral Trust, 0.0303% (E)(F)	99,902	$999,635
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (E)	500,013	500,013
T. Rowe Price Government Reserve Fund, 0.0295% (E)	19,887,200	19,887,200
		21,386,848
Repurchase agreement – 2.0%
Repurchase Agreement with State Street Corp. dated 9-30-21 at 0.000% to be repurchased at $22,016,000 on 10-1-21, collateralized by $22,476,600 U.S. Treasury Notes, 0.250% due 9-30-23 (valued at $22,456,416)	$22,016,000	22,016,000
TOTAL SHORT-TERM INVESTMENTS (Cost $43,402,859)		$43,402,848
Total Investments (Science & Technology Trust) (Cost $931,042,928) – 101.3%		$1,114,844,103
Other assets and liabilities, net – (1.3%)		(13,982,394)
TOTAL NET ASSETS – 100.0%		$1,100,861,709
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $978,048.
(E)	The rate shown is the annualized seven-day yield as of 9-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 30.5%
U.S. Government – 12.2%
U.S. Treasury Bonds
1.750%, 08/15/2041	$156,817,000	$149,907,251
2.375%, 05/15/2051	206,967,600	220,873,233
2.500%, 02/15/2045	115,800,000	125,054,954
3.000%, 02/15/2047	37,979,000	45,002,148
3.125%, 11/15/2041	65,949,000	78,541,137
U.S. Treasury Notes
0.250%, 09/30/2023	61,539,000	61,493,327
0.375%, 08/15/2024	15,345,000	15,289,854
0.750%, 08/31/2026	66,759,000	66,044,470
1.125%, 08/31/2028	94,505,000	93,382,753
1.250%, 03/31/2028 to 08/15/2031	101,770,000	99,515,131
		955,104,258
Select Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency – 18.3%
Federal Home Loan Mortgage Corp.
2.500%, 08/01/2050	$65,563,032	$68,146,288
3.000%, 03/01/2043 to 12/01/2049	123,870,068	131,967,878
3.500%, 04/01/2044 to 04/01/2047	73,516,598	80,027,280
4.000%, 03/01/2048 to 08/01/2048	19,139,439	20,803,315
Federal National Mortgage Association
2.000%, TBA (A)	168,333,000	168,764,353
2.000%, 09/01/2050 to 02/01/2051	85,343,138	86,020,737
2.500%, TBA (A)	199,794,000	206,014,167
2.500%, 09/01/2050 to 12/01/2050	71,793,186	74,272,110
2.625%, 09/06/2024	8,300,000	8,818,835
3.000%, 01/01/2043 to 11/01/2049	155,420,596	165,702,407
3.500%, 06/01/2042 to 09/01/2049	172,041,042	185,846,325
4.000%, 09/01/2040 to 07/01/2049	175,212,216	192,967,029
4.500%, 12/01/2040 to 05/01/2042	43,203,636	48,204,214
Government National Mortgage Association 4.000%, 10/15/2039 to 11/15/2041	3,194,014	3,502,810
		1,441,057,748
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,386,793,425)		$2,396,162,006
FOREIGN GOVERNMENT OBLIGATIONS – 0.5%
Qatar – 0.3%
State of Qatar
3.375%, 03/14/2024 (B)	11,857,000	12,608,022
5.103%, 04/23/2048 (B)	8,410,000	11,149,305
		23,757,327
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (B)	14,979,000	17,244,933
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $35,619,507)		$41,002,260
CORPORATE BONDS – 40.1%
Communication services – 3.7%
AT&T, Inc.
2.300%, 06/01/2027	6,382,000	6,605,216
3.100%, 02/01/2043	34,206,000	32,794,881
3.500%, 06/01/2041	12,200,000	12,526,102
3.650%, 06/01/2051	3,738,000	3,808,975
Charter Communications Operating LLC
4.200%, 03/15/2028	13,245,000	14,793,207
4.800%, 03/01/2050	15,472,000	17,362,760
5.750%, 04/01/2048	16,696,000	21,091,937
6.484%, 10/23/2045	13,673,000	18,589,542
Comcast Corp. 4.150%, 10/15/2028	20,678,000	23,780,414
Level 3 Financing, Inc. 3.400%, 03/01/2027 (B)	6,456,000	6,800,428
NBN Company, Ltd. 1.450%, 05/05/2026 (B)	20,683,000	20,601,716
Telefonica Emisiones SA 5.213%, 03/08/2047	16,102,000	20,096,088
T-Mobile USA, Inc.
2.050%, 02/15/2028	12,548,000	12,648,384
2.550%, 02/15/2031	4,824,000	4,841,191
3.750%, 04/15/2027	6,507,000	7,168,702
3.875%, 04/15/2030	13,891,000	15,337,915
4.500%, 04/15/2050	8,048,000	9,382,106
Verizon Communications, Inc.
3.000%, 03/22/2027	2,177,000	2,336,313
4.329%, 09/21/2028	17,379,000	19,977,635
4.400%, 11/01/2034	7,740,000	9,166,287

188

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc. (continued)
4.500%, 08/10/2033	$8,116,000	$9,663,791
		289,373,590
Consumer discretionary – 3.1%
Amazon.com, Inc. 4.050%, 08/22/2047	9,136,000	11,084,179
AutoNation, Inc. 4.750%, 06/01/2030	4,925,000	5,742,107
Booking Holdings, Inc. 4.625%, 04/13/2030	10,403,000	12,365,430
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	15,291,000	16,351,211
Daimler Finance North America LLC 3.500%, 08/03/2025 (B)	5,990,000	6,466,274
Dollar Tree, Inc. 4.200%, 05/15/2028	16,502,000	18,586,791
eBay, Inc. 2.700%, 03/11/2030	12,556,000	13,074,814
Expedia Group, Inc.
2.950%, 03/15/2031	6,373,000	6,440,299
3.250%, 02/15/2030	9,735,000	10,067,982
3.800%, 02/15/2028	16,524,000	17,933,957
4.625%, 08/01/2027	8,713,000	9,877,754
5.000%, 02/15/2026	13,035,000	14,719,883
General Motors Financial Company, Inc.
3.600%, 06/21/2030	20,346,000	21,823,758
4.350%, 01/17/2027	8,868,000	9,941,833
Hyatt Hotels Corp.
4.375%, 09/15/2028	1,824,000	1,991,043
5.750%, 04/23/2030	5,427,000	6,514,751
Hyundai Capital America
1.000%, 09/17/2024 (B)	8,719,000	8,688,124
1.800%, 10/15/2025 (B)	4,018,000	4,057,428
2.375%, 10/15/2027 (B)	4,018,000	4,072,355
Marriott International, Inc.
2.850%, 04/15/2031	9,027,000	9,142,379
3.500%, 10/15/2032	5,228,000	5,554,458
4.625%, 06/15/2030	5,210,000	5,952,235
4.650%, 12/01/2028	13,237,000	15,063,984
Nissan Motor Acceptance Company LLC 1.125%, 09/16/2024 (B)	4,380,000	4,371,766
Nissan Motor Acceptance Corp. 3.450%, 03/15/2023 (B)	3,950,000	4,088,077
		243,972,872
Consumer staples – 0.5%
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/2048	10,094,000	12,050,465
Cargill, Inc. 2.125%, 04/23/2030 (B)	4,306,000	4,337,471
Coca-Cola Femsa SAB de CV 2.750%, 01/22/2030	5,029,000	5,185,704
Constellation Brands, Inc. 3.150%, 08/01/2029	3,340,000	3,571,656
The Clorox Company 1.800%, 05/15/2030	10,582,000	10,301,691
		35,446,987
Energy – 3.0%
Aker BP ASA
2.875%, 01/15/2026 (B)	5,450,000	5,759,828
3.000%, 01/15/2025 (B)	6,211,000	6,538,275
4.000%, 01/15/2031 (B)	10,984,000	11,947,314
Cimarex Energy Company 4.375%, 06/01/2024	4,733,000	5,103,707
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Diamondback Energy, Inc. 3.125%, 03/24/2031	$5,548,000	$5,760,855
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) 07/15/2080	8,820,000	9,966,159
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	8,767,000	9,770,765
Energy Transfer LP
4.200%, 04/15/2027	3,063,000	3,387,109
5.150%, 03/15/2045	5,400,000	6,180,899
5.250%, 04/15/2029	17,785,000	20,847,046
5.400%, 10/01/2047	8,136,000	9,694,976
5.500%, 06/01/2027	9,621,000	11,288,614
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	12,660,000	13,246,008
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	4,555,000	6,525,304
Kinder Morgan, Inc. 4.300%, 03/01/2028	3,877,000	4,394,459
Lundin Energy Finance BV
2.000%, 07/15/2026 (B)	5,640,000	5,674,025
3.100%, 07/15/2031 (B)	8,003,000	8,114,606
Midwest Connector Capital Company LLC 3.900%, 04/01/2024 (B)	9,512,000	9,948,326
MPLX LP
4.000%, 03/15/2028	6,705,000	7,404,232
4.125%, 03/01/2027 (C)	2,551,000	2,848,362
4.250%, 12/01/2027	4,887,000	5,491,069
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	6,406,000	7,152,279
5.000%, 03/15/2027	7,297,000	8,388,710
5.875%, 06/30/2026	13,743,000	16,174,101
The Williams Companies, Inc.
3.750%, 06/15/2027	9,700,000	10,681,216
4.550%, 06/24/2024	17,539,000	19,134,231
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028	6,220,000	7,081,232
		238,503,707
Financials – 11.6%
Ares Capital Corp.
2.150%, 07/15/2026	11,802,000	11,833,390
2.875%, 06/15/2028	6,780,000	6,868,265
3.875%, 01/15/2026	8,615,000	9,213,125
4.200%, 06/10/2024	6,463,000	6,931,114
Ascot Group, Ltd. 4.250%, 12/15/2030 (B)	4,815,000	5,104,375
Athene Holding, Ltd. 3.500%, 01/15/2031	14,028,000	15,019,744
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) 06/15/2026 (B)(D)	3,040,000	3,546,494
AXA SA 8.600%, 12/15/2030	2,474,000	3,719,097
Banco Santander SA 4.379%, 04/12/2028	7,600,000	8,630,674
Bank of America Corp.
3.248%, 10/21/2027	12,889,000	13,917,013
3.950%, 04/21/2025	11,322,000	12,338,289
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%) 06/14/2029	12,755,000	12,734,529

189

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%) 07/23/2029	$17,187,000	$19,489,408
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	12,322,000	12,576,178
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	19,364,000	19,717,780
Barclays PLC 4.375%, 01/12/2026	7,380,000	8,235,638
BPCE SA 4.500%, 03/15/2025 (B)	7,805,000	8,571,111
Brighthouse Financial, Inc. 3.700%, 06/22/2027 (C)	8,225,000	9,009,499
Cantor Fitzgerald LP 4.875%, 05/01/2024 (B)	9,631,000	10,500,267
Citigroup, Inc.
3.200%, 10/21/2026	14,418,000	15,545,130
4.600%, 03/09/2026	17,394,000	19,645,324
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%) 05/01/2032	5,665,000	5,720,716
Citizens Financial Group, Inc. 3.250%, 04/30/2030	12,256,000	13,127,444
CNA Financial Corp. 2.050%, 08/15/2030	4,015,000	3,934,859
CNO Financial Group, Inc. 5.250%, 05/30/2029	10,165,000	11,912,173
Credit Agricole SA
2.811%, 01/11/2041 (B)	5,816,000	5,549,904
3.250%, 01/14/2030 (B)	12,902,000	13,535,614
Credit Suisse Group AG 3.574%, 01/09/2023 (B)	3,256,000	3,282,706
Discover Financial Services 4.100%, 02/09/2027	4,203,000	4,681,886
GE Capital International Funding Company 4.418%, 11/15/2035	17,822,000	21,387,331
Hercules Capital, Inc. 2.625%, 09/16/2026	6,215,000	6,213,003
Jefferies Financial Group, Inc. 5.500%, 10/18/2023	4,565,000	4,856,432
Jefferies Group LLC
4.150%, 01/23/2030	9,200,000	10,347,831
4.850%, 01/15/2027	10,843,000	12,572,604
JPMorgan Chase & Co. 2.950%, 10/01/2026	14,806,000	15,868,182
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (D)	12,306,000	13,505,835
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (D)	9,375,000	9,585,938
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	11,699,000	12,910,929
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) 04/22/2031	12,793,000	13,051,459
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	12,141,000	12,630,985
Lazard Group LLC 4.375%, 03/11/2029	7,100,000	8,040,920
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Lloyds Banking Group PLC 4.450%, 05/08/2025	$19,070,000	$21,155,006
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (D)	3,746,000	4,128,985
Macquarie Bank, Ltd.
3.624%, 06/03/2030 (B)	6,523,000	6,847,344
4.875%, 06/10/2025 (B)	7,810,000	8,651,234
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 6.400%, 12/15/2036	7,277,000	9,346,237
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) 9.250%, 04/08/2038 (B)	2,567,000	3,902,148
Morgan Stanley 3.875%, 01/27/2026	8,532,000	9,444,896
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	22,984,000	23,731,065
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%) 09/16/2036	14,062,000	13,762,853
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%) 11/01/2029	4,512,000	4,815,173
NatWest Markets PLC 1.600%, 09/29/2026 (B)	12,231,000	12,224,327
New York Life Insurance Company 3.750%, 05/15/2050 (B)	5,384,000	6,032,532
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) 01/21/2051 (B)	13,599,000	13,310,021
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) 10/16/2044 (B)	5,325,000	5,850,844
Nordea Bank ABP (3.750% to 3-1-29, then 5 Year CMT + 2.602%) 03/01/2029 (B)(D)	11,616,000	11,427,240
Oaktree Specialty Lending Corp. 2.700%, 01/15/2027	14,277,000	14,322,328
Ohio National Financial Services, Inc. 5.800%, 01/24/2030 (B)	3,660,000	4,189,349
PNC Bank NA 4.050%, 07/26/2028	2,690,000	3,064,468
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%) 10/01/2050	23,906,000	24,914,671
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	13,898,000	14,455,733
Santander Holdings USA, Inc.
3.244%, 10/05/2026	17,780,000	18,992,987
3.450%, 06/02/2025	15,455,000	16,548,463
3.500%, 06/07/2024	11,289,000	11,992,321
4.400%, 07/13/2027	2,083,000	2,340,251
SBL Holdings, Inc. 5.000%, 02/18/2031 (B)	7,908,000	8,436,930
SVB Financial Group 3.125%, 06/05/2030	7,717,000	8,254,845
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (B)	9,222,000	11,143,055
The Goldman Sachs Group, Inc. 3.850%, 01/26/2027	19,136,000	21,025,315

190

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) 04/22/2032	$22,533,000	$22,805,424
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) 3.804%, 11/01/2021 (D)(E)	11,183,000	11,210,297
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) 09/15/2026 (D)	12,274,000	12,243,315
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (D)	4,314,000	4,459,598
Unum Group 4.125%, 06/15/2051	3,701,000	3,746,467
USAA Capital Corp. 2.125%, 05/01/2030 (B)	3,725,000	3,752,188
Wells Fargo & Company 3.550%, 09/29/2025	18,013,000	19,623,566
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (D)	22,240,000	24,786,702
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	19,183,000	19,786,114
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%) 10/30/2030	14,423,000	15,062,818
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) 04/30/2041	9,762,000	10,031,362
Zions Bancorp NA 3.250%, 10/29/2029	18,340,000	19,065,346
		916,747,013
Health care – 2.8%
AbbVie, Inc. 3.200%, 11/21/2029	33,371,000	35,957,624
AmerisourceBergen Corp.
2.800%, 05/15/2030	9,144,000	9,480,906
3.450%, 12/15/2027	9,510,000	10,394,858
Anthem, Inc. 2.250%, 05/15/2030	3,522,000	3,534,211
Cottage Health Obligated Group 3.304%, 11/01/2049	12,102,000	12,867,250
CVS Health Corp.
2.700%, 08/21/2040	6,008,000	5,733,078
3.750%, 04/01/2030	7,993,000	8,879,848
4.300%, 03/25/2028	4,269,000	4,869,456
5.050%, 03/25/2048	11,164,000	14,370,326
Fresenius Medical Care US Finance III, Inc.
2.375%, 02/16/2031 (B)	13,464,000	13,064,251
3.750%, 06/15/2029 (B)	12,965,000	14,005,146
HCA, Inc. 4.125%, 06/15/2029	13,127,000	14,663,146
Premier Health Partners 2.911%, 11/15/2026	7,827,000	8,198,661
Royalty Pharma PLC 1.750%, 09/02/2027	4,117,000	4,099,196
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	12,537,000	13,523,236
Stanford Health Care 3.310%, 08/15/2030	4,679,000	5,143,169
Universal Health Services, Inc.
1.650%, 09/01/2026 (B)	7,142,000	7,100,094
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Universal Health Services, Inc. (continued)
2.650%, 10/15/2030 (B)	$7,813,000	$7,848,471
Viatris, Inc.
2.300%, 06/22/2027 (B)	4,139,000	4,226,250
2.700%, 06/22/2030 (B)	8,660,000	8,754,387
4.000%, 06/22/2050 (B)	10,136,000	10,773,171
		217,486,735
Industrials – 5.2%
Adani Ports & Special Economic Zone, Ltd. 3.100%, 02/02/2031 (B)	6,679,000	6,382,036
AerCap Ireland Capital DAC
1.750%, 01/30/2026	9,702,000	9,602,890
2.875%, 08/14/2024	9,926,000	10,341,081
3.650%, 07/21/2027	3,468,000	3,683,802
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (B)	2,793,972	2,851,762
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (B)	3,997,936	3,855,293
Air Lease Corp.
2.100%, 09/01/2028	4,433,000	4,303,680
2.875%, 01/15/2026	4,391,000	4,588,136
3.625%, 12/01/2027	4,932,000	5,281,897
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (B)	12,102,959	13,548,946
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	7,939,384	7,924,788
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028	6,952,083	7,202,270
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	5,277,344	5,185,432
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	6,066,406	6,326,146
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	4,787,069	4,657,350
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	4,841,635	4,691,581
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	7,253,265	7,387,297
Ashtead Capital, Inc.
1.500%, 08/12/2026 (B)	4,620,000	4,572,061
4.250%, 11/01/2029 (B)	4,031,000	4,427,174
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (B)	2,881,558	3,035,652
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (B)	1,594,066	1,611,359
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (B)	2,595,120	2,798,247
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (B)	3,686,113	4,327,927

191

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 04/19/2022	$1,478,605	$1,492,996
CoStar Group, Inc. 2.800%, 07/15/2030 (B)	10,366,000	10,542,961
DAE Funding LLC 3.375%, 03/20/2028 (B)	11,546,000	11,898,384
Delta Air Lines, Inc.
2.900%, 10/28/2024	15,545,000	15,917,583
3.800%, 04/19/2023	6,835,000	7,115,167
4.375%, 04/19/2028 (C)	9,405,000	10,088,296
4.500%, 10/20/2025 (B)	2,059,000	2,203,130
4.750%, 10/20/2028 (B)	3,684,000	4,107,660
General Electric Company
4.250%, 05/01/2040	11,225,000	13,113,156
5.550%, 01/05/2026	12,038,000	14,092,702
GXO Logistics, Inc. 2.650%, 07/15/2031 (B)	18,285,000	18,168,067
Huntington Ingalls Industries, Inc.
3.844%, 05/01/2025	4,251,000	4,604,118
4.200%, 05/01/2030	9,417,000	10,629,116
IHS Markit, Ltd.
4.000%, 03/01/2026 (B)	8,327,000	9,161,449
4.750%, 02/15/2025 (B)	2,050,000	2,267,956
4.750%, 08/01/2028	4,190,000	4,905,862
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	7,396,784	7,428,889
Owens Corning 3.950%, 08/15/2029	8,341,000	9,306,251
Quanta Services, Inc. 0.950%, 10/01/2024	4,323,000	4,324,989
SMBC Aviation Capital Finance DAC 2.300%, 06/15/2028 (B)	3,894,000	3,907,066
The Boeing Company
3.200%, 03/01/2029	8,456,000	8,799,331
5.040%, 05/01/2027	12,324,000	14,176,612
5.150%, 05/01/2030	9,011,000	10,576,121
5.805%, 05/01/2050	6,872,000	9,160,172
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	10,073,615	10,647,466
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	8,907,908	8,945,276
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	8,875,434	8,777,107
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	2,706,422	2,747,213
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	6,635,823	7,041,248
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	17,450,442	19,431,723
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	4,216,270	4,449,169
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	1,702,931	1,742,696
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2012-1 Class A Pass Through Trust 5.900%, 10/01/2024	$7,395,095	$7,791,205
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	3,753,585	3,750,769
		411,898,713
Information technology – 4.9%
Autodesk, Inc. 2.850%, 01/15/2030	4,681,000	4,880,972
Broadcom, Inc.
3.419%, 04/15/2033 (B)	18,199,000	18,839,090
4.750%, 04/15/2029	36,324,000	41,716,299
5.000%, 04/15/2030	14,161,000	16,536,696
CGI, Inc. 1.450%, 09/14/2026 (B)	8,030,000	7,945,731
Citrix Systems, Inc. 1.250%, 03/01/2026	13,442,000	13,222,480
Dell International LLC
4.900%, 10/01/2026	12,456,000	14,348,814
5.300%, 10/01/2029	11,357,000	13,728,536
5.850%, 07/15/2025	4,251,000	4,945,649
8.350%, 07/15/2046	8,532,000	13,837,679
Hewlett Packard Enterprise Company 4.900%, 10/15/2025	10,479,000	11,859,913
Jabil, Inc. 1.700%, 04/15/2026	6,797,000	6,832,638
KLA Corp. 4.100%, 03/15/2029	7,616,000	8,667,542
Lam Research Corp.
4.000%, 03/15/2029	15,023,000	17,243,316
4.875%, 03/15/2049	5,964,000	8,039,337
Marvell Technology, Inc.
2.450%, 04/15/2028 (B)	11,200,000	11,410,220
4.875%, 06/22/2028 (B)	10,319,000	11,919,358
Micron Technology, Inc.
4.185%, 02/15/2027	22,492,000	25,289,892
4.975%, 02/06/2026	5,650,000	6,460,662
5.327%, 02/06/2029	19,168,000	22,793,627
Motorola Solutions, Inc.
2.300%, 11/15/2030	11,690,000	11,489,552
2.750%, 05/24/2031	12,426,000	12,680,939
4.600%, 05/23/2029	2,582,000	2,998,543
NXP BV
3.250%, 05/11/2041 (B)	3,717,000	3,839,005
3.875%, 06/18/2026 (B)	12,831,000	14,136,281
Oracle Corp. 2.950%, 04/01/2030	18,106,000	18,966,676
PayPal Holdings, Inc. 2.850%, 10/01/2029	13,135,000	14,020,319
Qorvo, Inc. 3.375%, 04/01/2031 (B)	5,277,000	5,564,069
VeriSign, Inc. 2.700%, 06/15/2031	5,582,000	5,673,210
VMware, Inc. 4.700%, 05/15/2030	12,282,000	14,478,582
		384,365,627
Materials – 0.9%
Anglo American Capital PLC 4.750%, 04/10/2027 (B)	5,485,000	6,242,472
Berry Global, Inc. 1.570%, 01/15/2026 (B)	9,564,000	9,561,513
Colonial Enterprises, Inc. 3.250%, 05/15/2030 (B)	21,491,000	23,149,164

192

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Ecolab, Inc. 1.300%, 01/30/2031	$12,758,000	$12,016,386
International Flavors & Fragrances, Inc. 1.832%, 10/15/2027 (B)	3,042,000	3,046,470
Inversiones CMPC SA 3.850%, 01/13/2030 (B)	3,668,000	3,878,910
Newmont Corp. 2.800%, 10/01/2029	3,464,000	3,602,791
Orbia Advance Corp. SAB de CV 5.500%, 01/15/2048 (B)	3,490,000	4,105,113
Vulcan Materials Company 3.500%, 06/01/2030	6,839,000	7,507,854
		73,110,673
Real estate – 2.8%
American Homes 4 Rent LP 4.250%, 02/15/2028	4,327,000	4,898,330
American Tower Corp.
3.550%, 07/15/2027	14,505,000	15,806,149
3.800%, 08/15/2029	6,600,000	7,318,723
Crown Castle International Corp.
3.300%, 07/01/2030	3,145,000	3,351,764
3.650%, 09/01/2027	11,831,000	13,007,866
3.800%, 02/15/2028	4,658,000	5,122,297
CyrusOne LP
2.150%, 11/01/2030	3,797,000	3,567,965
3.450%, 11/15/2029	8,590,000	8,946,485
Equinix, Inc.
1.550%, 03/15/2028	9,456,000	9,244,345
1.800%, 07/15/2027	5,384,000	5,409,885
2.500%, 05/15/2031	14,515,000	14,613,775
3.200%, 11/18/2029	12,260,000	13,007,065
GLP Capital LP 5.375%, 04/15/2026	7,596,000	8,636,272
Host Hotels & Resorts LP
3.375%, 12/15/2029	10,874,000	11,192,106
3.500%, 09/15/2030	7,110,000	7,385,875
3.875%, 04/01/2024	17,397,000	18,423,174
4.000%, 06/15/2025	13,557,000	14,533,369
4.500%, 02/01/2026	4,859,000	5,321,982
Prologis LP 2.250%, 04/15/2030	12,243,000	12,462,848
SBA Tower Trust
2.328%, 01/15/2028 (B)	21,448,000	21,856,707
2.836%, 01/15/2025 (B)	7,899,000	8,180,798
Ventas Realty LP 3.500%, 02/01/2025	4,775,000	5,109,250
		217,397,030
Utilities – 1.6%
ABY Transmision Sur SA 6.875%, 04/30/2043 (B)	2,569,121	3,320,872
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (B)	5,952,000	6,136,512
Dominion Energy, Inc. 3.375%, 04/01/2030	6,792,000	7,357,337
Emera US Finance LP 3.550%, 06/15/2026	6,192,000	6,692,881
Engie Energia Chile SA 3.400%, 01/28/2030 (B)	8,250,000	8,476,875
Infraestructura Energetica Nova SAB de CV 4.750%, 01/15/2051 (B)	12,007,000	12,355,203
NiSource, Inc.
1.700%, 02/15/2031	27,237,000	25,656,962
3.600%, 05/01/2030	4,887,000	5,357,493
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NRG Energy, Inc.
2.450%, 12/02/2027 (B)	$7,276,000	$7,383,469
4.450%, 06/15/2029 (B)	5,451,000	6,030,941
Vistra Operations Company LLC
3.550%, 07/15/2024 (B)	12,479,000	13,125,723
3.700%, 01/30/2027 (B)	13,509,000	14,246,447
4.300%, 07/15/2029 (B)	11,424,000	12,175,200
		128,315,915
TOTAL CORPORATE BONDS (Cost $3,007,294,937)		$3,156,618,862
MUNICIPAL BONDS – 1.6%
City of New York, GO 0.982%, 08/01/2025	12,545,000	12,567,607
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	8,396,000	8,852,570
Maryland Health & Higher Educational Facilities Authority 3.197%, 07/01/2050	14,500,000	14,924,414
Mississippi Hospital Equipment & Facilities Authority 3.720%, 09/01/2026	7,677,000	8,025,897
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	9,117,000	10,348,143
4.131%, 06/15/2042	790,000	898,562
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	6,950,000	7,137,711
Port Authority of New York & New Jersey 1.086%, 07/01/2023	19,174,000	19,420,639
Regents of the University of California Medical Center Pooled Revenue 3.006%, 05/15/2050	14,500,000	14,828,045
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	12,324,000	12,522,331
University of California 1.316%, 05/15/2027	14,360,000	14,364,660
TOTAL MUNICIPAL BONDS (Cost $120,904,556)		$123,890,579
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.6%
Commercial and residential – 7.5%
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (B)(F)	6,723,196	6,715,062
Series 2021-2, Class A1, 0.985%, 04/25/2066 (B)(F)	4,759,509	4,774,505
Series 2021-4, Class A1, 1.035%, 01/20/2065 (B)(F)	9,318,106	9,303,154
Series 2021-5, Class A1, 0.951%, 07/25/2066 (B)(F)	10,990,374	10,968,088
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (B)(F)	7,121,881	7,127,081
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.218%, 04/14/2033 (B)	5,706,000	6,061,078
Series 2015-200P, Class C, 3.596%, 04/14/2033 (B)(F)	6,760,000	7,164,844

193

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	$4,700,000	$4,897,250
Benchmark Mortgage Trust
Series 2018-B1, Class A2, 3.571%, 01/15/2051	9,840,000	10,083,833
Series 2019-B12, Class A2, 3.001%, 08/15/2052	8,685,000	9,101,342
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (B)(F)	4,426,549	4,432,961
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%), 1.427%, 03/15/2037 (B)(E)	7,242,000	7,244,133
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%), 1.036%, 10/15/2037 (B)(E)	9,676,000	9,694,106
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%), 1.200%, 09/15/2036 (B)(E)	7,399,000	7,403,630
BX Trust Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) 1.606%, 01/15/2034 (B)(E)	2,033,000	2,035,548
BXHPP Trust Series 2021-FILM, Class C (1 month LIBOR + 1.100%) 1.196%, 08/15/2036 (B)(E)	9,990,000	9,998,989
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) 1.834%, 12/15/2037 (B)(E)	1,944,000	1,945,802
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	10,780,000	11,410,932
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A, 3.341%, 05/10/2036 (B)	6,695,000	7,076,949
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (B)	3,645,000	3,897,784
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	13,170,000	13,706,350
COLT Mortgage Loan Trust
Series 2020-1, Class A1, 2.488%, 02/25/2050 (B)(F)	1,428,325	1,429,078
Series 2021-2, Class A1, 0.924%, 08/25/2066 (B)(F)	7,604,478	7,594,948
Series 2021-3, Class A1, 0.956%, 09/27/2066 (B)(F)	10,318,937	10,288,028
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (B)(F)	8,779,000	8,811,946
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (B)(F)	12,284,398	12,287,130
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2020-CX, Class D 2.683%, 11/10/2046 (B)(F)	4,291,000	4,246,113
Commercial Mortgage Trust (Deutsche Bank AG) Series 2020-CBM, Class A2 2.896%, 02/10/2037 (B)	5,531,000	5,727,131
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%), 1.336%, 05/15/2036 (B)(E)	$3,709,000	$3,711,641
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%), 1.684%, 05/15/2036 (B)(E)	5,837,000	5,853,534
Series 2020-AFC1, Class A1, 2.240%, 02/25/2050 (B)(F)	0	0
Series 2020-NET, Class A, 2.257%, 08/15/2037 (B)	2,236,000	2,297,989
Series 2021-AFC1, Class A1, 0.830%, 03/25/2056 (B)(F)	15,234,554	15,168,662
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (B)(F)	7,556,721	7,562,345
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (B)(F)	6,307,672	6,299,785
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (B)(F)	5,585,978	5,555,579
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (B)(F)	8,928,000	8,926,179
Series 2021-RPL2, Class A1A, 1.115%, 01/25/2060 (B)(F)	14,489,443	14,252,700
DBJPM Mortgage Trust Series 2020-C9, Class A2 1.900%, 08/15/2053	8,675,000	8,841,838
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (B)(F)	9,596,254	9,593,838
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (B)(F)	3,917,725	3,911,745
Series 2021-2, Class A1, 0.931%, 06/25/2066 (B)(F)	6,780,555	6,786,352
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (B)(F)	12,108,846	12,246,318
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (B)(F)	7,089,144	7,075,883
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (B)(F)	5,258,351	5,251,244
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (B)(F)	8,720,051	8,721,201
GS Mortgage Securities Trust
Series 2013-GC12, Class A3, 2.860%, 06/10/2046	11,611,000	11,878,103
Series 2019-GC40, Class A2, 2.971%, 07/10/2052	6,505,000	6,810,966
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (B)	5,820,000	6,082,061
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.382%, 09/27/2060 (B)(F)	2,408,841	2,413,991
Series 2021-NQM1, Class A1, 1.017%, 07/25/2061 (B)(F)	4,502,260	4,503,496
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (B)(F)	5,059,495	5,056,358
Irvine Core Office Trust Series 2013-IRV, Class A2 3.174%, 05/15/2048 (B)(F)	6,620,000	6,872,344

194

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class A2 3.150%, 06/13/2052	$17,510,000	$18,221,626
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) 1.156%, 05/15/2036 (B)(E)	7,485,000	7,487,290
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%), 0.806%, 03/15/2038 (B)(E)	7,467,000	7,474,015
Series 2021-BMR, Class D (1 month LIBOR + 1.400%), 1.506%, 03/15/2038 (B)(E)	5,822,000	5,833,075
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (B)(F)	4,184,514	4,190,447
Series 2021-INV1, Class A1, 0.852%, 01/25/2056 (B)(F)	11,311,665	11,287,737
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (B)(F)	5,934,504	5,937,681
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) 1.506%, 11/15/2034 (B)(E)	5,105,000	5,106,615
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B 3.500%, 10/25/2059 (B)(F)	3,827,263	3,998,348
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (B)(F)	12,651,536	12,645,943
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (B)(F)	4,021,348	4,080,436
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (B)(F)	9,108,114	9,134,837
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (B)(F)	9,833,149	9,831,679
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (B)(F)	10,672,304	10,813,810
SLG Office Trust Series 2021-OVA, Class C 2.851%, 07/15/2041 (B)	13,468,000	13,852,521
Starwood Mortgage Residential Trust
Series 2020-3, Class A1, 1.486%, 04/25/2065 (B)(F)	3,415,933	3,430,425
Series 2021-2, Class A1, 0.943%, 05/25/2065 (B)(F)	7,593,503	7,587,855
Verus Securitization Trust
Series 2020-5, Class A1, 1.218%, 05/25/2065 (B)	3,094,175	3,102,990
Series 2021-1, Class A1, 0.815%, 01/25/2066 (B)(F)	7,502,833	7,493,033
Series 2021-3, Class A1, 1.046%, 06/25/2066 (B)(F)	9,293,452	9,322,094
Series 2021-4, Class A1, 0.938%, 07/25/2066 (B)(F)	4,360,787	4,355,793
Series 2021-5, Class A1, 1.013%, 09/25/2066 (B)(F)	7,671,000	7,659,929
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (B)(F)	5,864,102	5,857,678
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (B)(F)	$5,617,677	$5,599,965
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (B)	11,113,317	11,142,881
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class A2 3.039%, 06/15/2052	13,310,000	13,877,397
		590,428,047
U.S. Government Agency – 1.1%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO, 1.550%, 12/25/2021	53,578,617	2,073
Series K018, Class X1 IO, 1.235%, 01/25/2022	70,734,029	2,695
Series K021, Class X1 IO, 1.400%, 06/25/2022	28,311,414	114,715
Series K022, Class X1 IO, 1.175%, 07/25/2022	134,458,910	896,115
Series K026, Class X1 IO, 0.954%, 11/25/2022	150,078,438	1,303,251
Series K038, Class X1 IO, 1.113%, 03/25/2024	51,410,678	1,149,347
Series K048, Class X1 IO, 0.236%, 06/25/2025	157,270,711	1,266,438
Government National Mortgage Association
Series 2012-114, Class IO, 0.692%, 01/16/2053	21,655,731	462,001
Series 2016-174, Class IO, 0.858%, 11/16/2056	20,038,929	1,057,458
Series 2017-109, Class IO, 0.507%, 04/16/2057	23,213,644	767,443
Series 2017-124, Class IO, 0.677%, 01/16/2059	24,918,499	1,163,714
Series 2017-135, Class IO, 0.774%, 10/16/2058	44,113,472	2,098,919
Series 2017-140, Class IO, 0.565%, 02/16/2059	21,494,113	912,210
Series 2017-159, Class IO, 0.506%, 06/16/2059	32,005,638	1,500,460
Series 2017-20, Class IO, 0.695%, 12/16/2058	47,261,037	1,928,009
Series 2017-22, Class IO, 0.773%, 12/16/2057	18,488,671	942,784
Series 2017-41, Class IO, 0.699%, 07/16/2058	23,129,741	982,519
Series 2017-46, Class IO, 0.641%, 11/16/2057	21,377,219	969,592
Series 2017-61, Class IO, 0.698%, 05/16/2059	28,469,477	1,480,925
Series 2018-158, Class IO, 0.717%, 05/16/2061	25,478,408	1,641,166
Series 2018-69, Class IO, 0.566%, 04/16/2060	28,408,746	1,681,826
Series 2019-131, Class IO, 0.922%, 07/16/2061	36,567,474	2,439,358
Series 2020-100, Class IO, 0.909%, 05/16/2062	32,963,104	2,484,818
Series 2020-108, Class IO, 0.933%, 06/16/2062	83,098,890	6,307,704

195

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2020-114, Class IO, 0.927%, 09/16/2062	$84,338,776	$6,472,377
Series 2020-118, Class IO, 1.047%, 06/16/2062	58,027,911	4,595,346
Series 2020-119, Class IO, 0.813%, 08/16/2062	35,643,705	2,534,884
Series 2020-120, Class IO, 0.853%, 05/16/2062	17,325,077	1,325,036
Series 2020-137, Class IO, 0.844%, 09/16/2062	101,090,485	7,409,093
Series 2020-150, Class IO, 0.984%, 12/16/2062	50,263,880	4,135,476
Series 2020-170, Class IO, 0.886%, 11/16/2062	70,364,930	5,626,521
Series 2020-92, Class IO, 1.016%, 02/16/2062	71,807,801	5,705,194
Series 2021-10, Class IO, 1.000%, 05/16/2063	48,264,868	4,236,878
Series 2021-11, Class IO, 1.022%, 12/16/2062	73,524,187	6,497,884
Series 2021-3, Class IO, 0.958%, 09/16/2062	86,811,861	7,089,847
Series 2021-40, Class IO, 0.843%, 02/16/2063	21,837,940	1,700,765
		90,884,841
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $721,293,998)		$681,312,888
ASSET BACKED SECURITIES – 17.2%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/20/2030 (B)	9,473,000	9,488,953
AGL CLO 5, Ltd. Series 2020-5A, Class A1R (3 month LIBOR + 1.160%) 1.311%, 07/20/2034 (B)(E)	7,443,000	7,447,004
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937%, 08/15/2046 (B)	12,363,000	12,424,334
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C 1.590%, 10/20/2025	7,850,000	7,982,736
AMSR Trust
Series 2020-SFR1, Class A 1.819%, 04/17/2037 (B)	9,026,339	9,108,809
Series 2020-SFR2, Class A 1.632%, 07/17/2037 (B)	17,232,000	17,367,669
Series 2020-SFR4, Class A 1.355%, 11/17/2037 (B)	12,046,000	12,021,959
Series 2021-SFR1, Class B 2.153%, 06/17/2038 (B)(F)	7,203,000	7,183,986
Applebee's Funding LLC Series 2019-1A, Class A2I 4.194%, 06/07/2049 (B)	10,925,640	11,117,166
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (B)	4,964,000	4,955,911
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (B)	10,401,930	10,787,061
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (B)	$10,031,000	$10,433,507
Series 2020-1A, Class A 2.330%, 08/20/2026 (B)	6,188,000	6,432,060
BA Credit Card Trust Series 2021-A1, Class A1 0.440%, 09/15/2026	17,014,000	16,973,444
Bain Capital Credit CLO, Ltd. Series 2017-1A, Class BR (3 month LIBOR + 1.500%) 1.686%, 07/20/2030 (B)(E)	8,160,000	8,160,424
Balboa Bay Loan Funding, Ltd. Series 2021-1A, Class A (3 month LIBOR + 1.200%) 1.347%, 07/20/2034 (B)(E)	3,723,000	3,725,625
Benefit Street Partners CLO XX, Ltd. Series 2020-20A, Class AR (3 month LIBOR + 1.170%) 1.299%, 07/15/2034 (B)(E)	14,542,000	14,544,530
Bojangles Issuer LLC Series 2020-1A, Class A2 3.832%, 10/20/2050 (B)	5,760,000	5,966,427
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (B)	3,791,012	3,953,951
CarMax Auto Owner Trust
Series 2020-3, Class A3 0.620%, 03/17/2025	10,590,000	10,628,837
Series 2020-3, Class A4 0.770%, 03/16/2026	4,680,000	4,710,815
CARS-DB4 LP Series 2020-1A, Class A1 2.690%, 02/15/2050 (B)	8,809,891	9,036,655
Carvana Auto Receivables Trust Series 2020-P1, Class A4 0.610%, 10/08/2026	6,886,000	6,852,343
CF Hippolyta LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (B)	10,930,984	11,079,094
Series 2021-1A, Class A1 1.530%, 03/15/2061 (B)	10,261,530	10,328,861
Chase Auto Credit Linked Notes Series 2021-3, Class B 0.760%, 02/26/2029 (B)	6,592,519	6,588,879
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (B)	13,767,410	13,846,022
CLI Funding VIII LLC Series 2021-1A, Class A 1.640%, 02/18/2046 (B)	11,075,578	10,933,282
CoreVest American Finance Trust
Series 2019-3, Class A 2.705%, 10/15/2052 (B)	1,881,542	1,959,347
Series 2020-3, Class A 1.358%, 08/15/2053 (B)	6,395,277	6,339,506
Series 2021-1, Class A 1.569%, 04/15/2053 (B)	8,655,243	8,657,620
Series 2021-2, Class A 1.408%, 07/15/2054 (B)	8,739,054	8,647,542
DataBank Issuer Series 2021-1A, Class A2 2.060%, 02/27/2051 (B)	15,959,000	15,926,779

196

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
DB Master Finance LLC Series 2017-1A, Class A2II 4.030%, 11/20/2047 (B)	$4,157,220	$4,383,535
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.760%, 04/15/2049 (B)	8,859,000	8,734,846
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (B)	11,852,130	12,722,017
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (B)	7,660,800	7,878,489
Driven Brands Funding LLC
Series 2018-1A, Class A2 4.739%, 04/20/2048 (B)	3,657,150	3,868,219
Series 2020-2A, Class A2 3.237%, 01/20/2051 (B)	7,557,025	7,763,929
Series 2021-1A, Class A2 2.791%, 10/20/2051 (B)	9,288,000	9,288,000
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A 2.610%, 01/25/2034 (B)	5,177,855	5,276,770
Exeter Automobile Receivables Trust
Series 2020-1A, Class C 2.490%, 01/15/2025 (B)	14,330,000	14,512,210
Series 2021-1A, Class C 0.740%, 01/15/2026	4,763,000	4,772,956
FirstKey Homes Trust
Series 2020-SFR1, Class A 1.339%, 08/17/2037 (B)	12,502,519	12,509,855
Series 2020-SFR2, Class A 1.266%, 10/19/2037 (B)	13,719,861	13,676,829
Series 2021-SFR1, Class A 1.538%, 08/17/2038 (B)	11,427,000	11,410,867
Series 2021-SFR1, Class C 1.888%, 08/17/2038 (B)	12,224,000	12,155,643
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (B)	5,984,775	6,243,748
Ford Credit Auto Owner Trust
Series 2018-1, Class A 3.190%, 07/15/2031 (B)	26,635,000	28,518,992
Series 2018-2, Class A 3.470%, 01/15/2030 (B)	10,877,000	11,455,021
Series 2020-1, Class A 2.040%, 08/15/2031 (B)	12,180,000	12,594,568
Series 2021-1, Class A 1.370%, 10/17/2033 (B)	9,786,000	9,827,325
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A 3.060%, 04/15/2026	14,258,000	15,092,883
Series 2020-2, Class A 1.060%, 09/15/2027	15,316,000	15,281,580
GM Financial Automobile Leasing Trust Series 2021-2, Class A4 0.410%, 05/20/2025	2,724,000	2,722,271
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A 2.900%, 04/15/2026 (B)	11,385,000	12,017,557
Series 2020-1, Class A 0.680%, 08/15/2025 (B)	5,302,000	5,322,450
Golden Credit Card Trust Series 2018-4A, Class A 3.440%, 08/15/2025 (B)	18,115,000	19,138,838
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (B)	7,732,000	7,763,075
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Golub Capital Partners Funding, Ltd. (continued)
Series 2021-1A, Class A2 2.773%, 04/20/2029 (B)	$7,002,000	$6,961,058
GreatAmerica Leasing Receivables Funding LLC Series 2019-1, Class A4 3.210%, 02/18/2025 (B)	7,484,000	7,672,713
HalseyPoint CLO II, Ltd. Series 2020-2A, Class B (3 month LIBOR + 2.950%) 3.138%, 07/20/2031 (B)(E)	5,796,000	5,823,444
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.540%, 02/25/2032 (B)	2,436,713	2,554,145
Home Partners of America Trust
Series 2019-1, Class A 2.908%, 09/17/2039 (B)	12,972,154	13,217,566
Series 2021-1, Class A 1.698%, 09/19/2041 (B)	13,249,725	13,202,547
Honda Auto Receivables Owner Trust Series 2021-2, Class A4 0.550%, 08/16/2027	5,429,000	5,401,445
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (B)	5,790,245	6,325,605
Series 2019-1A, Class A2I 3.982%, 08/25/2049 (B)	4,813,625	4,912,044
John Deere Owner Trust Series 2020-B, Class A4 0.720%, 06/15/2027	5,935,000	5,962,205
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (B)	1,326,954	1,349,766
Madison Park Funding XXIII, Ltd.
Series 2017-23A, Class AR (3 month LIBOR + 0.970%) 1.125%, 07/27/2031 (B)(E)	10,419,000	10,421,386
Series 2017-23A, Class BR (3 month LIBOR + 1.550%) 1.705%, 07/27/2031 (B)(E)	10,046,000	10,049,004
Monroe Capital Funding, Ltd. Series 2021-1A, Class A2 2.815%, 04/22/2031 (B)	13,424,000	13,273,479
MVW LLC Series 2020-1A, Class A 1.740%, 10/20/2037 (B)	14,271,943	14,431,134
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (B)	4,307,405	4,464,712
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (B)	2,512,942	2,644,285
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A 2.640%, 05/15/2068 (B)	5,684,579	5,794,522
Series 2019-FA, Class A2 2.600%, 08/15/2068 (B)	5,565,965	5,686,347
Series 2020-BA, Class A2 2.120%, 01/15/2069 (B)	10,885,186	11,042,693
Series 2020-GA, Class A 1.170%, 09/16/2069 (B)	9,491,298	9,540,747
Series 2020-HA, Class A 1.310%, 01/15/2069 (B)	12,216,295	12,298,258
Series 2021-A, Class A 0.840%, 05/15/2069 (B)	11,692,036	11,674,975

197

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (B)	$8,140,773	$8,025,030
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051 (B)	13,563,008	13,973,356
Neuberger Berman CLO XX, Ltd.
Series 2015-20A, Class ARR (3 month LIBOR + 1.160%) 1.327%, 07/15/2034 (B)(E)	2,972,000	2,975,192
Series 2015-20A, Class BRR (3 month LIBOR + 1.650%) 1.818%, 07/15/2034 (B)(E)	2,978,000	2,981,178
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.844%, 12/25/2025 (B)	2,835,488	2,865,542
Series 2021-FHT1, Class A 3.104%, 07/25/2026 (B)	2,620,636	2,629,974
Oaktree CLO, Ltd. Series 2021-1A, Class A1 (3 month LIBOR + 1.160%) 1.288%, 07/15/2034 (B)(E)	11,169,000	11,176,997
Oxford Finance Funding LLC Series 2020-1A, Class A2 3.101%, 02/15/2028 (B)	9,574,000	9,815,830
PFS Financing Corp.
Series 2018-F, Class A 3.520%, 10/15/2023 (B)	7,260,000	7,248,996
Series 2019-C, Class A 2.230%, 10/15/2024 (B)	4,070,000	4,149,748
Series 2020-E, Class A 1.000%, 10/15/2025 (B)	6,863,000	6,917,446
Progress Residential Trust
Series 2020-SFR1, Class A 1.732%, 04/17/2037 (B)	7,750,000	7,811,190
Series 2020-SFR2, Class A 2.078%, 06/17/2037 (B)	3,574,000	3,629,827
Series 2021-SFR1, Class A 1.052%, 04/17/2038 (B)	8,859,000	8,699,045
Series 2021-SFR2, Class A 1.546%, 04/19/2038 (B)	19,375,000	19,329,909
Series 2021-SFR4, Class A 1.558%, 05/17/2038 (B)	9,085,124	9,074,583
Series 2021-SFR5, Class A 1.427%, 07/17/2038 (B)	13,757,000	13,652,129
Series 2021-SFR8, Class B 1.681%, 10/17/2038 (B)	4,514,000	4,476,147
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (B)	13,489,000	14,162,616
SCF Equipment Leasing LLC
Series 2019-2A, Class C 3.110%, 06/21/2027 (B)	12,112,000	12,619,159
Series 2020-1A, Class A3 1.190%, 10/20/2027 (B)	15,910,000	15,984,192
Series 2021-1A, Class B 1.370%, 08/20/2029 (B)	6,799,000	6,766,446
ServiceMaster Funding LLC Series 2020-1, Class A2II 3.337%, 01/30/2051 (B)	13,976,765	14,475,889
SERVPRO Master Issuer LLC Series 2021-1A, Class A2 2.394%, 04/25/2051 (B)	7,220,903	7,253,519
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (B)	10,241,000	10,862,915
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A 3.690%, 09/20/2035 (B)	$2,086,380	$2,171,582
Series 2021-1A, Class A 0.990%, 11/20/2037 (B)	8,669,234	8,677,279
SMB Private Education Loan Trust
Series 2015-C, Class A2A 2.750%, 07/15/2027 (B)	869,188	874,987
Series 2016-A, Class A2A 2.700%, 05/15/2031 (B)	8,021,212	8,204,892
Series 2019-B, Class A2A 2.840%, 06/15/2037 (B)	9,940,139	10,334,309
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (B)	8,357,290	8,447,357
Series 2021-A, Class APT2 1.070%, 01/15/2053 (B)	6,297,733	6,203,948
SoFi Professional Loan Program LLC Series 2019-B, Class A2FX 3.090%, 08/17/2048 (B)	2,380,008	2,448,154
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (B)	8,677,959	9,130,376
Series 2020-1A, Class A2II 4.336%, 01/20/2050 (B)	6,978,571	7,533,339
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (B)	7,025,000	7,028,723
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (B)	4,018,121	3,893,620
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (B)	14,351,000	14,339,534
Tallman Park CLO, Ltd. Series 2021-1A, Class A (3 month LIBOR + 1.060%) 1.000%, 04/20/2034 (B)(E)	9,242,000	9,247,730
Tesla Auto Lease Trust
Series 2020-A, Class A3 0.680%, 12/20/2023 (B)	7,103,000	7,133,148
Series 2020-A, Class A4 0.780%, 12/20/2023 (B)	4,974,000	5,003,060
TIF Funding II LLC
Series 2020-1A, Class A 2.090%, 08/20/2045 (B)	15,254,435	15,339,141
Series 2021-1A, Class A 1.650%, 02/20/2046 (B)	6,565,312	6,422,515
Towd Point Mortgage Trust
Series 2015-1, Class A5 3.399%, 10/25/2053 (B)(F)	2,759,000	2,867,936
Series 2017-2, Class A1 2.750%, 04/25/2057 (B)(F)	1,139,141	1,152,890
Series 2018-4, Class A1 3.000%, 06/25/2058 (B)(F)	6,799,747	7,047,839
Series 2018-6, Class A1A 3.750%, 03/25/2058 (B)(F)	626,461	641,304
Series 2019-4, Class A1 2.900%, 10/25/2059 (B)(F)	5,673,448	5,875,857
Series 2020-4, Class A1 1.750%, 10/25/2060 (B)	7,080,173	7,168,447
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.560%, 11/25/2031 (B)	22,220,000	23,297,514
Series 2020-1A, Class A 1.350%, 05/25/2033 (B)	7,231,000	7,327,467

198

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust Series 2020-C, Class A4 0.570%, 10/15/2025	$3,854,000	$3,857,945
Tricon American Homes Trust
Series 2020-SFR1, Class A 1.499%, 07/17/2038 (B)	20,174,243	20,179,476
Series 2020-SFR2, Class A 1.482%, 11/17/2039 (B)	17,040,882	16,745,812
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (B)	15,511,080	15,612,603
Series 2021-1A, Class A 1.860%, 03/20/2046 (B)	9,123,060	9,039,910
Vantage Data Centers LLC
Series 2019-1A, Class A2 3.188%, 07/15/2044 (B)	9,317,750	9,622,961
Series 2020-1A, Class A2 1.645%, 09/15/2045 (B)	8,834,000	8,807,157
Series 2020-2A, Class A2 1.992%, 09/15/2045 (B)	6,853,000	6,813,128
VCP RRL ABS I, Ltd. Series 2021-1A, Class A 2.152%, 10/20/2031 (B)	4,478,000	4,480,523
Verizon Owner Trust Series 2020-C, Class C 0.770%, 04/21/2025	9,422,000	9,422,565
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (B)	10,457,695	10,505,470
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (B)	3,342,383	3,413,401
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (B)	8,135,610	8,203,664
Westgate Resorts LLC Series 2020-1A, Class A 2.713%, 03/20/2034 (B)	4,604,363	4,693,139
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (B)	3,395,431	3,370,507
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (B)	15,144,895	15,577,872
World Omni Auto Receivables Trust Series 2021-B, Class A4 0.690%, 06/15/2027	15,979,000	15,895,019
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (B)	11,018,000	11,197,648
TOTAL ASSET BACKED SECURITIES (Cost $1,340,550,649)		$1,352,056,294
COMMON STOCKS – 0.0%
Utilities – 0.0%
Dominion Energy, Inc.	12,915	1,254,434
TOTAL COMMON STOCKS (Cost $1,291,500)		$1,254,434
PREFERRED SECURITIES – 0.1%
Utilities – 0.1%
DTE Energy Company, 6.250%	15,402	774,105
NextEra Energy, Inc., 5.279%	120,650	6,148,324
The Southern Company, 6.750%	19,330	986,023
TOTAL PREFERRED SECURITIES (Cost $7,618,288)		$7,908,452
Select Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 5.7%
Short-term funds – 0.1%
John Hancock Collateral Trust, 0.0303% (G)(H)	989,523	$9,901,364
Repurchase agreement – 5.6%
Repurchase Agreement with State Street Corp. dated 9-30-21 at 0.000% to be repurchased at $438,663,000 on 10-1-21, collateralized by $447,838,500 U.S. Treasury Notes, 0.250% due 9-30-23 (valued at $447,436,341)	$438,663,000	438,663,000
TOTAL SHORT-TERM INVESTMENTS (Cost $448,564,523)		$448,564,364
Total Investments (Select Bond Trust) (Cost $8,069,931,383) – 104.3%		$8,208,770,139
Other assets and liabilities, net – (4.3%)		(337,956,003)
TOTAL NET ASSETS – 100.0%		$7,870,814,136
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,418,788,659 or 30.7% of the fund's net assets as of 9-30-21.
(C)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $9,646,985.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 9-30-21.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 95.6%
U.S. Government – 31.8%
U.S. Treasury Inflation Protected Securities 0.625%, 04/15/2023	$1,428,583	$1,494,804
U.S. Treasury Notes
0.125%, 05/15/2023	3,000,000	2,995,664

199

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
0.250%, 04/15/2023	$9,000,000	$9,006,680
0.625%, 07/31/2026	1,000,000	983,984
0.750%, 08/31/2026	2,500,000	2,473,242
0.875%, 06/30/2026	1,800,000	1,793,672
1.375%, 02/15/2023	1,770,000	1,799,316
1.500%, 09/15/2022	4,000,000	4,053,438
1.875%, 07/31/2022	2,400,000	2,435,813
2.000%, 05/31/2024	4,500,000	4,684,922
2.125%, 03/31/2024	2,700,000	2,814,855
2.625%, 06/30/2023	5,485,000	5,713,399
2.750%, 07/31/2023	3,215,000	3,361,559
2.875%, 11/30/2023	13,345,000	14,077,414
		57,688,762
U.S. Government Agency – 63.8%
Federal Farm Credit Bank
0.500%, 12/23/2025 to 02/04/2026	10,000,000	9,855,481
0.680%, 01/13/2027	6,000,000	5,898,900
Federal Home Loan Bank
0.625%, 11/27/2024	2,000,000	1,989,005
0.650%, 02/26/2026	6,000,000	5,946,437
0.700%, 01/28/2026	7,000,000	6,956,413
0.900%, 02/26/2027	2,000,000	1,979,390
1.000%, 03/23/2026	1,950,000	1,947,775
1.100%, 07/13/2026 to 08/20/2026	3,000,000	2,994,285
1.375%, 02/17/2023	8,000,000	8,134,248
1.500%, 08/15/2024	2,770,000	2,848,748
2.875%, 09/13/2024	5,500,000	5,879,041
Federal Home Loan Mortgage Corp.
0.250%, 09/08/2023	2,000,000	1,998,564
0.375%, 09/23/2025	3,060,000	3,010,205
0.640%, 11/24/2025	2,000,000	1,987,465
0.650%, 10/22/2025	2,000,000	1,983,330
0.700%, 12/23/2025	2,000,000	1,988,932
0.800%, 10/27/2026	2,000,000	1,974,754
1.500%, 02/12/2025	6,000,000	6,172,864
1.985%, (12 month LIBOR + 1.618%), 05/01/2045 (A)	454,215	475,579
2.500%, 09/01/2034	2,190,118	2,288,786
3.000%, 07/01/2030 to 12/01/2032	2,865,227	3,027,113
3.500%, 04/01/2032	1,205,108	1,292,162
7.000%, 04/01/2031 to 04/01/2032	432	506
Federal National Mortgage Association
0.375%, 08/25/2025	5,000,000	4,923,394
0.625%, 04/22/2025	4,000,000	3,992,063
0.650%, 12/17/2025	2,000,000	1,986,859
2.500%, 10/01/2027 to 09/01/2034	2,951,719	3,082,942
2.875%, 09/12/2023	7,005,000	7,360,213
3.000%, 03/01/2028 to 09/01/2034	7,826,229	8,281,096
3.500%, 07/01/2031 to 06/01/2034	4,710,358	5,051,866
6.500%, 01/01/2039	321,219	386,901
7.000%, 12/01/2026 to 01/01/2029	992	1,131
8.000%, 10/01/2024 to 09/01/2030	845	980
Government National Mortgage Association 7.500%, 03/15/2027	100	108
		115,697,536
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $171,137,882)		$173,386,298
MUNICIPAL BONDS – 4.6%
City of Houston (Texas)
2.110%, 03/01/2025	1,000,000	1,042,450
3.628%, 05/15/2024	1,000,000	1,077,362
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
City of New York
1.990%, 10/01/2026	$1,000,000	$1,035,166
3.250%, 03/01/2024	1,000,000	1,064,830
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	1,052,151
Los Angeles Unified School District (California) 1.540%, 09/15/2025	1,000,000	1,012,186
New York State Urban Development Corp. 3.080%, 03/15/2024	1,000,000	1,059,977
State of California 2.375%, 10/01/2026	1,000,000	1,064,730
TOTAL MUNICIPAL BONDS (Cost $8,142,456)		$8,408,852
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.1%
U.S. Government Agency – 1.1%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO, 1.602%, 12/25/2021	9,177,262	355
Series K018, Class X1 IO, 1.367%, 01/25/2022	2,905,840	111
Series K022, Class X1 IO, 1.296%, 07/25/2022	10,371,875	69,124
Series K026, Class X1 IO, 1.063%, 11/25/2022	5,055,189	43,898
Series K030, Class X1 IO, 0.260%, 04/25/2023	126,544,696	248,572
Series K038, Class X1 IO, 1.257%, 03/25/2024	7,678,415	171,660
Series K718, Class X1 IO, 0.697%, 01/25/2022	13,362,533	9,455
Government National Mortgage Association
Series 2012-114, Class IO, 0.628%, 01/16/2053	1,474,731	31,462
Series 2017-109, Class IO, 0.434%, 04/16/2057	1,724,726	57,019
Series 2017-124, Class IO, 0.669%, 01/16/2059	1,489,914	69,580
Series 2017-140, Class IO, 0.525%, 02/16/2059	715,527	30,367
Series 2017-20, Class IO, 0.662%, 12/16/2058	2,929,122	119,493
Series 2017-41, Class IO, 0.672%, 07/16/2058	2,085,064	88,571
Series 2017-46, Class IO, 0.629%, 11/16/2057	1,910,437	86,650
Series 2017-61, Class IO, 0.740%, 05/16/2059	981,008	51,030
Series 2017-74, Class IO, 0.545%, 09/16/2058	1,807,857	65,241
Series 2017-89, Class IO, 0.636%, 07/16/2059	1,946,623	98,945
Series 2018-9, Class IO, 0.497%, 01/16/2060	2,024,693	93,209
Series 2020-118, Class IO, 0.965%, 06/16/2062	1,587,601	125,725
Series 2020-119, Class IO, 0.772%, 08/16/2062	982,198	69,851
Series 2020-120, Class IO, 0.832%, 05/16/2062	2,241,959	171,467
Series 2020-137, Class IO, 0.838%, 09/16/2062	1,597,395	117,076
Series 2020-170, Class IO, 0.879%, 11/16/2062	1,867,461	149,326

200

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2021-40, Class IO, 0.842%, 02/16/2063	$529,855	$41,266
		2,009,453
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,521,024)		$2,009,453
SHORT-TERM INVESTMENTS – 3.9%
Repurchase agreement – 3.9%
Repurchase Agreement with State Street Corp. dated 9-30-21 at 0.000% to be repurchased at $7,065,000 on 10-1-21, collateralized by $7,212,800 U.S. Treasury Notes, 0.250% due 9-30-23 (valued at $7,206,323)	7,065,000	7,065,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,065,000)		$7,065,000
Total Investments (Short Term Government Income Trust) (Cost $189,866,362) – 105.2%		$190,869,603
Other assets and liabilities, net – (5.2%)		(9,448,011)
TOTAL NET ASSETS – 100.0%		$181,421,592
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.8%
Communication services – 3.2%
Diversified telecommunication services – 0.6%
Anterix, Inc. (A)	2,677	$162,494
ATN International, Inc.	2,631	123,262
Bandwidth, Inc., Class A (A)	5,146	464,581
Cogent Communications Holdings, Inc.	9,058	641,669
Consolidated Communications Holdings, Inc. (A)	16,972	155,973
Globalstar, Inc. (A)(B)	137,268	229,238
IDT Corp., Class B (A)	4,320	181,224
Iridium Communications, Inc. (A)	25,866	1,030,760
Liberty Latin America, Ltd., Class A (A)	14,142	184,977
Liberty Latin America, Ltd., Class C (A)	29,252	383,786
Ooma, Inc. (A)	5,439	101,220
Radius Global Infrastructure, Inc., Class A (A)(B)	13,265	216,617
		3,875,801
Entertainment – 1.0%
AMC Entertainment Holdings, Inc., Class A (A)(B)	112,799	4,293,114
Cinemark Holdings, Inc. (A)	24,204	464,959
CuriosityStream, Inc. (A)	6,306	66,465
Eros STX Global Corp. (A)(B)	74,257	68,279
IMAX Corp. (A)	11,206	212,690
Liberty Media Corp.-Liberty Braves, Class A (A)	4,756	127,984
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Liberty Media Corp.-Liberty Braves, Class C (A)	5,536	$146,261
Lions Gate Entertainment Corp., Class A (A)	12,147	172,366
Lions Gate Entertainment Corp., Class B (A)	26,773	348,049
Madison Square Garden Entertainment Corp. (A)	5,824	423,230
The Marcus Corp. (A)(B)	6,651	116,060
		6,439,457
Interactive media and services – 0.4%
CarGurus, Inc. (A)	20,847	654,804
Cars.com, Inc. (A)	15,423	195,101
Eventbrite, Inc., Class A (A)	16,840	318,444
EverQuote, Inc., Class A (A)	4,383	81,655
FuboTV, Inc. (A)(B)	28,852	691,294
Liberty TripAdvisor Holdings, Inc., Class A (A)	17,825	55,079
MediaAlpha, Inc., Class A (A)	4,652	86,899
QuinStreet, Inc. (A)	11,322	198,814
TrueCar, Inc. (A)	23,229	96,633
Yelp, Inc. (A)	15,654	582,955
		2,961,678
Media – 1.0%
Advantage Solutions, Inc. (A)	17,149	148,339
AMC Networks, Inc., Class A (A)	6,495	302,602
Audacy, Inc. (A)	27,481	101,130
Boston Omaha Corp., Class A (A)	4,112	159,463
Cardlytics, Inc. (A)	6,984	586,237
Clear Channel Outdoor Holdings, Inc. (A)	83,003	224,938
Daily Journal Corp. (A)	338	108,285
Entravision Communications Corp., Class A	15,125	107,388
Gannett Company, Inc. (A)	32,687	218,349
Gray Television, Inc.	18,393	419,728
Hemisphere Media Group, Inc. (A)	3,817	46,491
iHeartMedia, Inc., Class A (A)	24,325	608,612
Integral Ad Science Holding Corp. (A)	4,031	83,160
John Wiley & Sons, Inc., Class A	9,378	489,625
Loral Space & Communications, Inc. (B)	3,096	133,159
Meredith Corp. (A)	8,541	475,734
Scholastic Corp.	5,762	205,415
Sinclair Broadcast Group, Inc., Class A	10,511	332,988
Stagwell, Inc. (A)	14,230	109,144
TechTarget, Inc. (A)	5,502	453,475
TEGNA, Inc.	47,192	930,626
The EW Scripps Company, Class A	13,063	235,918
WideOpenWest, Inc. (A)	11,884	233,521
		6,714,327
Wireless telecommunication services – 0.2%
Gogo, Inc. (A)(B)	13,701	237,027
Shenandoah Telecommunications Company	10,920	344,854
Telephone & Data Systems, Inc.	21,479	418,841
United States Cellular Corp. (A)	3,345	106,672
		1,107,394
		21,098,657
Consumer discretionary – 11.2%
Auto components – 1.2%
Adient PLC (A)	20,724	859,010
American Axle & Manufacturing Holdings, Inc. (A)	25,342	223,263

201

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Cooper-Standard Holdings, Inc. (A)	3,998	$87,596
Dana, Inc.	31,647	703,829
Dorman Products, Inc. (A)	5,772	546,435
Fox Factory Holding Corp. (A)	9,248	1,336,706
Gentherm, Inc. (A)	7,245	586,338
LCI Industries	5,388	725,386
Modine Manufacturing Company (A)	11,609	131,530
Motorcar Parts of America, Inc. (A)	5,756	112,242
Patrick Industries, Inc.	4,929	410,586
Standard Motor Products, Inc.	4,166	182,096
Stoneridge, Inc. (A)	5,928	120,872
Tenneco, Inc., Class A (A)	14,687	209,583
The Goodyear Tire & Rubber Company (A)	60,702	1,074,425
Visteon Corp. (A)	6,011	567,378
XPEL, Inc. (A)	3,829	290,468
		8,167,743
Automobiles – 0.3%
Arcimoto, Inc. (A)	6,538	74,729
Canoo, Inc. (A)(B)	24,924	191,666
Fisker, Inc. (A)	35,599	521,525
Lordstown Motors Corp., Class A (A)(B)	22,930	182,981
Winnebago Industries, Inc.	6,971	505,049
Workhorse Group, Inc. (A)(B)	27,945	213,779
		1,689,729
Distributors – 0.0%
Funko, Inc., Class A (A)	6,118	111,409
Diversified consumer services – 0.7%
2U, Inc. (A)	15,694	526,848
Adtalem Global Education, Inc. (A)	10,694	404,340
American Public Education, Inc. (A)	4,498	115,194
Carriage Services, Inc.	3,675	163,868
Coursera, Inc. (A)	12,785	404,645
European Wax Center, Inc., Class A (A)	2,724	76,299
Graham Holdings Company, Class B	813	478,987
Houghton Mifflin Harcourt Company (A)	27,542	369,889
Laureate Education, Inc., Class A (A)	22,196	377,110
OneSpaWorld Holdings, Ltd. (A)	12,883	128,444
Perdoceo Education Corp. (A)	16,311	172,244
PowerSchool Holdings, Inc., Class A (A)	9,522	234,336
Strategic Education, Inc.	5,327	375,554
Stride, Inc. (A)	9,099	327,018
Vivint Smart Home, Inc. (A)	20,881	197,325
WW International, Inc. (A)	11,836	216,007
		4,568,108
Hotels, restaurants and leisure – 2.4%
Accel Entertainment, Inc. (A)	13,125	159,338
Bally's Corp. (A)	7,309	366,473
BJ's Restaurants, Inc. (A)	5,247	219,115
Bloomin' Brands, Inc. (A)	19,336	483,400
Bluegreen Vacations Holding Corp. (A)	3,882	100,156
Brinker International, Inc. (A)	9,856	483,437
Century Casinos, Inc. (A)	6,753	90,963
Chuy's Holdings, Inc. (A)	4,706	148,380
Cracker Barrel Old Country Store, Inc.	5,201	727,308
Dave & Buster's Entertainment, Inc. (A)	9,749	373,679
Denny's Corp. (A)	14,832	242,355
Dine Brands Global, Inc. (A)	3,625	294,386
El Pollo Loco Holdings, Inc. (A)	5,199	87,863
Esports Technologies, Inc. (A)	1,429	47,972
Everi Holdings, Inc. (A)	18,711	452,432
F45 Training Holdings, Inc. (A)	5,450	81,532
Full House Resorts, Inc. (A)	8,237	87,395
GAN, Ltd. (A)	9,407	139,882
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Golden Entertainment, Inc. (A)	3,892	$191,058
Golden Nugget Online Gaming, Inc. (A)	9,155	159,022
Hilton Grand Vacations, Inc. (A)	18,719	890,463
International Game Technology PLC (A)	21,535	566,801
Jack in the Box, Inc.	4,810	468,157
Lindblad Expeditions Holdings, Inc. (A)	7,333	106,988
Monarch Casino & Resort, Inc. (A)	2,807	188,041
Nathan's Famous, Inc.	421	25,753
Noodles & Company (A)	10,109	119,286
ONE Group Hospitality, Inc. (A)	5,325	56,924
Papa John's International, Inc.	7,261	922,074
RCI Hospitality Holdings, Inc.	1,994	136,609
Red Robin Gourmet Burgers, Inc. (A)	3,708	85,506
Red Rock Resorts, Inc., Class A (A)	13,477	690,292
Rush Street Interactive, Inc. (A)	12,065	231,769
Ruth's Hospitality Group, Inc. (A)	7,936	164,355
Scientific Games Corp. (A)	21,032	1,747,128
SeaWorld Entertainment, Inc. (A)	11,197	619,418
Shake Shack, Inc., Class A (A)	8,187	642,352
Texas Roadhouse, Inc.	15,288	1,396,253
The Cheesecake Factory, Inc. (A)	10,271	482,737
Wingstop, Inc.	6,531	1,070,627
		15,547,679
Household durables – 1.7%
Aterian, Inc. (A)(B)	6,545	70,882
Beazer Homes USA, Inc. (A)	6,761	116,627
Cavco Industries, Inc. (A)	2,016	477,268
Century Communities, Inc.	6,462	397,090
Ethan Allen Interiors, Inc.	5,413	128,288
GoPro, Inc., Class A (A)	27,742	259,665
Green Brick Partners, Inc. (A)	6,430	131,944
Hamilton Beach Brands Holding Company, Class B	1,197	18,757
Helen of Troy, Ltd. (A)	5,226	1,174,178
Hooker Furnishings Corp.	3,165	85,423
Hovnanian Enterprises, Inc., Class A (A)	1,174	113,162
Installed Building Products, Inc.	5,169	553,858
iRobot Corp. (A)	6,030	473,355
KB Home	17,981	699,821
La-Z-Boy, Inc.	9,780	315,209
LGI Homes, Inc. (A)	4,775	677,620
Lifetime Brands, Inc.	2,755	50,113
M/I Homes, Inc. (A)	6,040	349,112
MDC Holdings, Inc.	12,213	570,591
Meritage Homes Corp. (A)	8,103	785,991
Purple Innovation, Inc. (A)	12,811	269,287
Skyline Champion Corp. (A)	11,562	694,414
Sonos, Inc. (A)	26,343	852,459
Taylor Morrison Home Corp. (A)	26,020	670,796
The Lovesac Company (A)	2,906	192,058
Traeger, Inc. (A)	5,241	109,694
Tri Pointe Homes, Inc. (A)	24,369	512,236
Tupperware Brands Corp. (A)	11,300	238,656
Universal Electronics, Inc. (A)	3,182	156,714
Vuzix Corp. (A)	13,223	138,313
Weber, Inc., Class A (A)(B)	4,676	82,251
		11,365,832
Internet and direct marketing retail – 0.9%
1-800-Flowers.com, Inc., Class A (A)	5,957	181,748
CarParts.com, Inc. (A)	10,797	168,541
Groupon, Inc. (A)	5,250	119,753
Lands' End, Inc. (A)	3,318	78,106
Liquidity Services, Inc. (A)	5,988	129,401
Magnite, Inc. (A)	28,548	799,344
Overstock.com, Inc. (A)(B)	9,393	731,903

202

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
PetMed Express, Inc. (B)	4,673	$125,564
Porch Group, Inc. (A)	17,198	304,061
Quotient Technology, Inc. (A)	20,072	116,819
Revolve Group, Inc. (A)	7,790	481,188
Shutterstock, Inc.	5,087	576,459
Stamps.com, Inc. (A)	3,892	1,283,543
Stitch Fix, Inc., Class A (A)	12,788	510,881
The RealReal, Inc. (A)	17,749	233,932
Xometry, Inc., Class A (A)(B)	1,932	111,418
		5,952,661
Leisure products – 0.5%
Acushnet Holdings Corp.	7,267	339,369
American Outdoor Brands, Inc. (A)	3,430	84,241
AMMO, Inc. (A)	19,207	118,123
Callaway Golf Company (A)	25,282	698,542
Clarus Corp.	5,257	134,737
Escalade, Inc.	3,519	66,544
Genius Brands International, Inc. (A)(B)	65,366	88,898
Johnson Outdoors, Inc., Class A	1,209	127,912
Latham Group, Inc. (A)	5,251	86,116
Malibu Boats, Inc., Class A (A)	4,701	328,976
MasterCraft Boat Holdings, Inc. (A)	4,730	118,628
Nautilus, Inc. (A)	6,915	64,379
Smith & Wesson Brands, Inc.	10,601	220,077
Sturm Ruger & Company, Inc.	3,719	274,388
Vista Outdoor, Inc. (A)	12,484	503,230
		3,254,160
Multiline retail – 0.4%
Big Lots, Inc.	7,443	322,728
Dillard's, Inc., Class A	1,302	224,621
Franchise Group, Inc.	6,559	232,254
Macy's, Inc.	68,680	1,552,168
		2,331,771
Specialty retail – 2.4%
Abercrombie & Fitch Company, Class A (A)	13,245	498,409
Academy Sports & Outdoors, Inc. (A)	17,010	680,740
American Eagle Outfitters, Inc.	33,206	856,715
America's Car-Mart, Inc. (A)	1,421	165,944
Arko Corp. (A)	14,881	150,298
Asbury Automotive Group, Inc. (A)	4,203	826,898
Barnes & Noble Education, Inc. (A)	9,565	95,554
Bed Bath & Beyond, Inc. (A)	23,130	399,571
Big 5 Sporting Goods Corp.	4,887	112,596
Boot Barn Holdings, Inc. (A)	6,413	569,923
Caleres, Inc.	8,371	186,004
Camping World Holdings, Inc., Class A	9,582	372,452
CarLotz, Inc. (A)(B)	18,522	70,569
Chico's FAS, Inc. (A)	27,511	123,524
Citi Trends, Inc. (A)	2,041	148,911
Conn's, Inc. (A)	4,183	95,498
Designer Brands, Inc., Class A (A)	13,521	188,348
Genesco, Inc. (A)	3,333	192,414
Group 1 Automotive, Inc.	3,797	713,380
GrowGeneration Corp. (A)(B)	12,198	300,925
Guess?, Inc.	9,027	189,657
Haverty Furniture Companies, Inc.	3,986	134,368
Hibbett, Inc.	3,475	245,822
Kirkland's, Inc. (A)(B)	3,481	66,870
Lumber Liquidators Holdings, Inc. (A)	6,685	124,876
MarineMax, Inc. (A)	4,554	220,960
Monro, Inc.	7,235	416,085
Murphy USA, Inc.	5,222	873,432
National Vision Holdings, Inc. (A)	17,849	1,013,288
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
OneWater Marine, Inc., Class A	2,544	$102,294
Party City Holdco, Inc. (A)	24,992	177,443
Rent-A-Center, Inc.	14,372	807,850
Sally Beauty Holdings, Inc. (A)	24,410	411,309
Shift Technologies, Inc. (A)	14,869	103,191
Shoe Carnival, Inc.	4,052	131,366
Signet Jewelers, Ltd.	11,402	900,302
Sleep Number Corp. (A)	5,064	473,383
Sonic Automotive, Inc., Class A	4,692	246,518
Sportsman's Warehouse Holdings, Inc. (A)	10,036	176,634
The Aaron's Company, Inc.	7,096	195,424
The Buckle, Inc.	6,673	264,184
The Cato Corp., Class A	5,115	84,602
The Children's Place, Inc. (A)	3,156	237,521
The Container Store Group, Inc. (A)	7,549	71,866
The ODP Corp. (A)	10,444	419,431
Tilly's, Inc., Class A	5,797	81,216
Torrid Holdings, Inc. (A)	3,250	50,148
TravelCenters of America, Inc. (A)	2,818	140,308
Urban Outfitters, Inc. (A)	15,279	453,634
Winmark Corp.	758	162,993
Zumiez, Inc. (A)	4,940	196,414
		15,922,062
Textiles, apparel and luxury goods – 0.7%
Crocs, Inc. (A)	13,441	1,928,515
Fossil Group, Inc. (A)	10,919	129,390
G-III Apparel Group, Ltd. (A)	9,407	266,218
Kontoor Brands, Inc.	11,212	560,039
Movado Group, Inc.	3,723	117,237
Oxford Industries, Inc.	3,449	310,996
PLBY Group, Inc. (A)	5,493	129,470
Rocky Brands, Inc.	1,701	80,985
Steven Madden, Ltd.	17,794	714,607
Superior Group of Companies, Inc.	1,856	43,226
Unifi, Inc. (A)	3,265	71,601
Wolverine World Wide, Inc.	17,703	528,258
		4,880,542
		73,791,696
Consumer staples – 3.1%
Beverages – 0.4%
Celsius Holdings, Inc. (A)	11,827	1,065,494
Coca-Cola Consolidated, Inc.	1,020	402,064
MGP Ingredients, Inc.	3,195	207,995
National Beverage Corp.	5,302	278,302
Primo Water Corp.	33,755	530,629
The Duckhorn Portfolio, Inc. (A)	4,417	101,105
		2,585,589
Food and staples retailing – 0.9%
BJ's Wholesale Club Holdings, Inc. (A)	29,871	1,640,515
HF Foods Group, Inc. (A)(B)	11,030	66,732
Ingles Markets, Inc., Class A	3,093	204,231
Performance Food Group Company (A)	33,243	1,544,470
PriceSmart, Inc.	5,029	389,999
Rite Aid Corp. (A)(B)	12,403	176,123
SpartanNash Company	7,943	173,952
Sprouts Farmers Market, Inc. (A)	24,949	578,068
The Andersons, Inc.	7,339	226,261
The Chefs' Warehouse, Inc. (A)	7,249	236,100
United Natural Foods, Inc. (A)	12,018	581,912
Village Super Market, Inc., Class A	2,410	52,249

203

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Weis Markets, Inc.	3,523	$185,134
		6,055,746
Food products – 0.9%
AppHarvest, Inc. (A)(B)	16,493	107,534
B&G Foods, Inc. (B)	13,726	410,270
Calavo Growers, Inc.	3,867	147,874
Cal-Maine Foods, Inc.	7,662	277,058
Fresh Del Monte Produce, Inc.	7,682	247,514
Hostess Brands, Inc. (A)	28,358	492,578
J&J Snack Foods Corp.	3,196	488,413
John B. Sanfilippo & Son, Inc.	1,902	155,431
Krispy Kreme, Inc. (A)(B)	4,968	69,552
Lancaster Colony Corp.	4,104	692,796
Landec Corp. (A)	7,638	70,422
Mission Produce, Inc. (A)	8,466	155,605
Sanderson Farms, Inc.	4,406	829,209
Seneca Foods Corp., Class A (A)	1,677	80,865
Tattooed Chef, Inc. (A)(B)	10,537	194,197
The Simply Good Foods Company (A)	18,678	644,204
Tootsie Roll Industries, Inc. (B)	3,555	108,179
TreeHouse Foods, Inc. (A)	11,541	460,255
Utz Brands, Inc.	12,312	210,905
Vital Farms, Inc. (A)	5,788	101,695
Whole Earth Brands, Inc. (A)	9,140	105,567
		6,050,123
Household products – 0.3%
Central Garden & Pet Company (A)	3,509	168,432
Central Garden & Pet Company, Class A (A)	7,237	311,191
Energizer Holdings, Inc.	14,847	579,775
Oil-Dri Corp. of America	2,196	76,860
WD-40 Company	2,960	685,181
		1,821,439
Personal products – 0.5%
BellRing Brands, Inc., Class A (A)	8,975	275,981
Edgewell Personal Care Company	11,697	424,601
elf Beauty, Inc. (A)	10,890	316,355
Inter Parfums, Inc.	4,097	306,333
Medifast, Inc.	2,526	486,609
Nu Skin Enterprises, Inc., Class A	10,783	436,388
The Beauty Health Company (A)(B)	19,313	501,559
The Honest Company, Inc. (A)(B)	6,270	65,083
USANA Health Sciences, Inc. (A)	2,676	246,727
Veru, Inc. (A)	14,697	125,365
		3,185,001
Tobacco – 0.1%
22nd Century Group, Inc. (A)(B)	40,492	119,856
Turning Point Brands, Inc.	3,392	161,968
Universal Corp.	5,406	261,272
Vector Group, Ltd.	30,917	394,192
		937,288
		20,635,186
Energy – 4.4%
Energy equipment and services – 0.8%
Archrock, Inc.	31,535	260,164
Aspen Aerogels, Inc. (A)	4,839	222,642
Bristow Group, Inc. (A)	4,880	155,330
Cactus, Inc., Class A	12,139	457,883
ChampionX Corp. (A)	44,537	995,847
DMC Global, Inc. (A)	4,252	156,941
Dril-Quip, Inc. (A)	8,486	213,677
Frank's International NV (A)	39,231	115,339
Helix Energy Solutions Group, Inc. (A)	32,463	125,956
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Helmerich & Payne, Inc.	23,052	$631,855
Liberty Oilfield Services, Inc., Class A (A)	20,973	254,402
Nabors Industries, Ltd. (A)	1,603	154,657
National Energy Services Reunited Corp. (A)	8,875	111,115
NexTier Oilfield Solutions, Inc. (A)	39,608	182,197
Oceaneering International, Inc. (A)	22,439	298,887
Oil States International, Inc. (A)	14,787	94,489
Patterson-UTI Energy, Inc.	41,948	377,532
ProPetro Holding Corp. (A)	19,638	169,869
RPC, Inc. (A)	19,682	95,655
Select Energy Services, Inc., Class A (A)	17,819	92,481
TETRA Technologies, Inc. (A)	28,514	88,964
Tidewater, Inc. (A)	11,060	133,384
U.S. Silica Holdings, Inc. (A)	16,613	132,738
		5,522,004
Oil, gas and consumable fuels – 3.6%
Aemetis, Inc. (A)	6,744	123,280
Alto Ingredients, Inc. (A)	16,898	83,476
Antero Resources Corp. (A)	62,655	1,178,541
Arch Resources, Inc. (A)	3,352	310,898
Berry Corp.	16,212	116,889
Bonanza Creek Energy, Inc.	6,802	325,816
Brigham Minerals, Inc., Class A	10,176	194,972
California Resources Corp. (A)	18,106	742,346
Callon Petroleum Company (A)	8,919	437,745
Centennial Resource Development, Inc., Class A (A)	40,691	272,630
Centrus Energy Corp., Class A (A)(B)	2,443	94,446
Chesapeake Energy Corp.	21,551	1,327,326
Clean Energy Fuels Corp. (A)	34,741	283,139
CNX Resources Corp. (A)	47,028	593,493
Comstock Resources, Inc. (A)	21,102	218,406
CONSOL Energy, Inc. (A)	7,895	205,428
Contango Oil & Gas Company (A)(B)	33,907	154,955
CVR Energy, Inc.	6,645	110,706
Delek US Holdings, Inc. (A)	14,865	267,124
Denbury, Inc. (A)	11,055	776,614
DHT Holdings, Inc.	32,035	209,189
Dorian LPG, Ltd.	6,940	86,125
Energy Fuels, Inc. (A)(B)	32,193	225,995
Equitrans Midstream Corp.	90,045	913,056
Extraction Oil & Gas, Inc. (A)	3,565	201,244
Frontline, Ltd. (A)	26,873	251,800
Gevo, Inc. (A)	43,949	291,821
Golar LNG, Ltd. (A)	23,188	300,748
Green Plains, Inc. (A)	10,496	342,694
International Seaways, Inc.	11,075	201,787
Kosmos Energy, Ltd. (A)	91,495	270,825
Laredo Petroleum, Inc. (A)	2,850	231,050
Magnolia Oil & Gas Corp., Class A	30,343	539,802
Matador Resources Company	24,274	923,383
Murphy Oil Corp.	31,945	797,667
Nordic American Tankers, Ltd.	43,370	111,027
Northern Oil and Gas, Inc.	11,914	254,960
Oasis Petroleum, Inc.	4,322	429,693
Ovintiv, Inc.	57,502	1,890,666
Par Pacific Holdings, Inc. (A)	10,445	164,195
PBF Energy, Inc., Class A (A)	21,711	281,592
PDC Energy, Inc.	21,861	1,035,993
Peabody Energy Corp. (A)	17,758	262,641
Penn Virginia Corp. (A)	3,720	99,212
Range Resources Corp. (A)	52,475	1,187,509
Renewable Energy Group, Inc. (A)	9,688	486,338

204

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
REX American Resources Corp. (A)	1,296	$103,512
Scorpio Tankers, Inc.	11,047	204,811
SFL Corp., Ltd.	24,886	208,545
SM Energy Company	26,077	687,911
Southwestern Energy Company (A)	148,083	820,380
Talos Energy, Inc. (A)	8,521	117,334
Teekay Tankers, Ltd., Class A (A)	7,095	103,090
Tellurian, Inc. (A)	80,864	316,178
Uranium Energy Corp. (A)(B)	54,839	167,259
Ur-Energy, Inc. (A)	46,463	79,916
Vine Energy, Inc., Class A (A)	6,264	103,168
W&T Offshore, Inc. (A)	22,279	82,878
Whiting Petroleum Corp. (A)	8,473	494,908
World Fuel Services Corp.	13,469	452,828
		23,751,960
		29,273,964
Financials – 14.9%
Banks – 7.8%
1st Source Corp.	3,224	152,302
Allegiance Bancshares, Inc.	4,435	169,195
Altabancorp	4,171	184,191
Amalgamated Financial Corp.	4,063	64,277
Amerant Bancorp, Inc. (A)	4,877	120,657
American National Bankshares, Inc.	3,279	108,338
Ameris Bancorp	14,466	750,496
Arrow Financial Corp.	3,233	111,091
Associated Banc-Corp.	32,163	688,931
Atlantic Capital Bancshares, Inc. (A)	4,919	130,304
Atlantic Union Bankshares Corp.	16,432	605,519
Banc of California, Inc.	10,260	189,707
BancFirst Corp.	3,712	223,165
BancorpSouth Bank	21,784	648,728
Bank First Corp.	1,558	110,415
Bank of Marin Bancorp	3,661	138,203
BankUnited, Inc.	19,819	828,831
Banner Corp.	7,270	401,377
Bar Harbor Bankshares	4,123	115,650
Berkshire Hills Bancorp, Inc.	10,456	282,103
Blue Ridge Bankshares, Inc.	4,799	84,414
Brookline Bancorp, Inc.	16,499	251,775
Bryn Mawr Bank Corp.	4,411	202,685
Business First Bancshares, Inc.	5,069	118,564
Byline Bancorp, Inc.	5,233	128,522
Cadence BanCorp	26,786	588,221
Cambridge Bancorp	1,581	139,128
Camden National Corp.	3,145	150,646
Capital Bancorp, Inc.	1,400	33,684
Capital City Bank Group, Inc.	4,183	103,487
Capstar Financial Holdings, Inc.	5,458	115,928
Carter Bankshares, Inc. (A)	7,077	100,635
Cathay General Bancorp	15,549	643,573
CBTX, Inc.	4,238	111,798
Central Pacific Financial Corp.	6,333	162,631
Century Bancorp, Inc., Class A	652	75,136
CIT Group, Inc.	21,368	1,110,068
Citizens & Northern Corp.	4,341	109,654
City Holding Company	2,753	214,486
Civista Bancshares, Inc.	4,320	100,354
CNB Financial Corp.	4,957	120,653
Coastal Financial Corp. (A)	2,697	85,926
Columbia Banking System, Inc.	15,144	575,321
Community Bank System, Inc.	11,176	764,662
Community Trust Bancorp, Inc.	3,144	132,362
ConnectOne Bancorp, Inc.	8,140	244,281
CrossFirst Bankshares, Inc. (A)	11,174	145,262
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Customers Bancorp, Inc. (A)	6,549	$281,738
CVB Financial Corp.	26,841	546,751
Dime Community Bancshares, Inc.	7,245	236,622
Eagle Bancorp, Inc.	6,297	362,078
Eastern Bankshares, Inc.	37,001	751,120
Enterprise Financial Services Corp.	7,413	335,661
Equity Bancshares, Inc., Class A	3,675	122,672
Farmers National Banc Corp.	7,456	117,134
FB Financial Corp.	7,304	313,196
Financial Institutions, Inc.	4,351	133,358
First Bancorp (North Carolina)	5,756	247,566
First Bancorp (Puerto Rico)	44,679	587,529
First Bank	5,943	83,737
First Busey Corp.	10,375	255,536
First Commonwealth Financial Corp.	20,045	273,213
First Community Bankshares, Inc.	4,426	140,393
First Financial Bancorp	20,213	473,186
First Financial Bankshares, Inc.	27,766	1,275,848
First Financial Corp.	2,931	123,249
First Foundation, Inc.	9,199	241,934
First Internet Bancorp	2,569	80,101
First Interstate BancSystem, Inc., Class A	8,417	338,868
First Merchants Corp.	11,480	480,323
First Mid Bancshares, Inc.	3,971	163,049
First Midwest Bancorp, Inc.	24,121	458,540
Flushing Financial Corp.	6,175	139,555
Fulton Financial Corp.	32,719	499,946
German American Bancorp, Inc.	5,463	211,036
Glacier Bancorp, Inc.	20,350	1,126,373
Great Southern Bancorp, Inc.	2,026	111,045
Great Western Bancorp, Inc.	11,804	386,463
Guaranty Bancshares, Inc.	2,495	89,446
Hancock Whitney Corp.	18,633	877,987
Hanmi Financial Corp.	7,483	150,109
HarborOne Bancorp, Inc.	11,911	167,230
Heartland Financial USA, Inc.	7,770	373,582
Heritage Commerce Corp.	14,319	166,530
Heritage Financial Corp.	7,765	198,008
Hilltop Holdings, Inc.	13,217	431,799
Home BancShares, Inc.	32,634	767,878
HomeTrust Bancshares, Inc.	4,188	117,180
Hope Bancorp, Inc.	24,535	354,285
Horizon Bancorp, Inc.	10,287	186,915
Howard Bancorp, Inc. (A)	4,316	87,528
Independent Bank Corp. (Massachusetts)	6,915	526,577
Independent Bank Corp. (Michigan)	5,967	128,171
Independent Bank Group, Inc.	8,010	569,030
International Bancshares Corp.	11,590	482,608
Investors Bancorp, Inc.	47,915	723,996
Lakeland Bancorp, Inc.	10,999	193,912
Lakeland Financial Corp.	5,177	368,809
Live Oak Bancshares, Inc.	6,817	433,766
Macatawa Bank Corp.	14,663	117,744
Mercantile Bank Corp.	3,746	119,984
Metrocity Bankshares, Inc.	4,451	93,337
Metropolitan Bank Holding Corp. (A)	1,694	142,804
Mid Penn Bancorp, Inc.	3,320	91,466
Midland States Bancorp, Inc.	5,377	132,973
MidWestOne Financial Group, Inc.	4,140	124,862
MVB Financial Corp.	2,480	106,218
National Bank Holdings Corp., Class A	6,084	246,280
NBT Bancorp, Inc.	8,615	311,174
Nicolet Bankshares, Inc. (A)	2,391	177,364
Northrim BanCorp, Inc.	2,599	110,483

205

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
OceanFirst Financial Corp.	13,199	$282,591
OFG Bancorp	11,255	283,851
Old National Bancorp	33,993	576,181
Old Second Bancorp, Inc.	8,828	115,294
Origin Bancorp, Inc.	4,942	209,294
Orrstown Financial Services, Inc.	4,601	107,663
Pacific Premier Bancorp, Inc.	20,412	845,873
Park National Corp.	2,938	358,289
Peapack-Gladstone Financial Corp.	4,496	149,987
Peoples Bancorp, Inc.	6,029	190,577
Peoples Financial Services Corp.	2,365	107,773
Preferred Bank	3,062	204,174
Primis Financial Corp.	7,166	103,620
QCR Holdings, Inc.	3,268	168,106
RBB Bancorp	3,609	90,983
Reliant Bancorp, Inc.	4,111	129,866
Renasant Corp.	11,957	431,050
Republic Bancorp, Inc., Class A	1,745	88,384
S&T Bancorp, Inc.	8,217	242,155
Sandy Spring Bancorp, Inc.	9,458	433,366
Seacoast Banking Corp. of Florida	11,682	394,968
ServisFirst Bancshares, Inc.	10,670	830,126
Sierra Bancorp	4,501	109,284
Silvergate Capital Corp., Class A (A)	5,347	617,579
Simmons First National Corp., Class A	22,770	673,081
SmartFinancial, Inc.	3,910	101,074
South Plains Financial, Inc.	2,745	66,923
Southern First Bancshares, Inc. (A)	2,307	123,425
Southside Bancshares, Inc.	6,368	243,831
SouthState Corp.	15,148	1,131,101
Spirit of Texas Bancshares, Inc.	3,924	94,961
Stock Yards Bancorp, Inc.	5,156	302,399
Texas Capital Bancshares, Inc. (A)	10,850	651,217
The Bancorp, Inc. (A)	11,819	300,794
The Bank of NT Butterfield & Son, Ltd.	10,856	385,497
The First Bancorp, Inc.	3,046	88,760
The First Bancshares, Inc.	4,398	170,554
The First of Long Island Corp.	5,476	112,806
Tompkins Financial Corp.	2,839	229,703
Towne Bank	13,542	421,292
TriCo Bancshares	5,719	248,205
TriState Capital Holdings, Inc. (A)	7,056	149,234
Triumph Bancorp, Inc. (A)	5,003	500,950
Trustmark Corp.	13,192	425,046
UMB Financial Corp.	9,248	894,374
United Bankshares, Inc.	26,929	979,677
United Community Banks, Inc.	18,587	610,025
Univest Financial Corp.	6,797	186,170
Valley National Bancorp	87,050	1,158,636
Veritex Holdings, Inc.	10,072	396,434
Washington Trust Bancorp, Inc.	3,627	192,158
WesBanco, Inc.	13,559	462,091
West BanCorp, Inc.	4,145	124,474
Westamerica BanCorp	5,498	309,317
		51,510,434
Capital markets – 1.6%
Artisan Partners Asset Management, Inc., Class A	12,777	625,051
AssetMark Financial Holdings, Inc. (A)	4,239	105,424
B. Riley Financial, Inc.	4,505	265,975
BGC Partners, Inc., Class A	74,588	388,603
Blucora, Inc. (A)	11,249	175,372
Brightsphere Investment Group, Inc.	12,322	321,974
Cohen & Steers, Inc.	5,371	449,929
Cowen, Inc., Class A	6,261	214,815
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Diamond Hill Investment Group, Inc.	739	$129,813
Donnelley Financial Solutions, Inc. (A)	6,642	229,946
Ellington Financial, Inc.	10,330	188,936
Federated Hermes, Inc.	20,608	669,760
Focus Financial Partners, Inc., Class A (A)	13,096	685,838
GCM Grosvenor, Inc., Class A	10,742	123,748
Hamilton Lane, Inc., Class A	7,488	635,132
Houlihan Lokey, Inc.	10,995	1,012,640
Moelis & Company, Class A	13,223	818,107
Open Lending Corp., Class A (A)	22,823	823,226
Oppenheimer Holdings, Inc., Class A	2,120	96,015
Piper Sandler Companies	3,726	515,902
PJT Partners, Inc., Class A	5,151	407,496
Sculptor Capital Management, Inc.	5,318	148,319
StepStone Group, Inc., Class A	8,924	380,519
StoneX Group, Inc. (A)	3,512	231,441
Virtus Investment Partners, Inc.	1,551	481,306
WisdomTree Investments, Inc.	32,538	184,490
		10,309,777
Consumer finance – 0.8%
Atlanticus Holdings Corp. (A)	1,127	59,799
Curo Group Holdings Corp.	5,048	87,482
Encore Capital Group, Inc. (A)	6,504	320,452
Enova International, Inc. (A)	8,081	279,199
EZCORP, Inc., Class A (A)	12,803	96,919
FirstCash, Inc.	8,652	757,050
Green Dot Corp., Class A (A)	11,898	598,826
LendingClub Corp. (A)	21,608	610,210
LendingTree, Inc. (A)	2,606	364,397
Navient Corp.	35,534	701,086
Nelnet, Inc., Class A	3,455	273,774
Oportun Financial Corp. (A)	5,055	126,527
PRA Group, Inc. (A)	10,165	428,353
PROG Holdings, Inc. (A)	14,599	613,304
Regional Management Corp.	1,799	104,666
World Acceptance Corp. (A)	988	187,305
		5,609,349
Diversified financial services – 0.2%
Alerus Financial Corp.	3,801	113,574
A-Mark Precious Metals, Inc.	2,049	122,981
Banco Latinoamericano de Comercio Exterior SA, Class E	7,338	128,709
Cannae Holdings, Inc. (A)	18,492	575,286
E2open Parent Holdings, Inc. (A)(B)	35,775	404,258
Marlin Business Services Corp.	2,493	55,419
NewStar Financial, Inc. (A)(C)	8,978	912
		1,401,139
Insurance – 1.8%
Ambac Financial Group, Inc. (A)	10,590	151,649
American Equity Investment Life Holding Company	17,290	511,265
American National Group, Inc.	1,541	291,295
AMERISAFE, Inc.	4,321	242,667
Argo Group International Holdings, Ltd.	7,234	377,759
Bright Health Group, Inc. (A)	12,261	100,050
BRP Group, Inc., Class A (A)	10,564	351,676
Citizens, Inc. (A)	16,230	100,788
CNO Financial Group, Inc.	27,337	643,513
Donegal Group, Inc., Class A	5,882	85,230
eHealth, Inc. (A)	5,492	222,426
Employers Holdings, Inc.	6,408	253,052
Enstar Group, Ltd. (A)	2,623	615,697
Genworth Financial, Inc., Class A (A)	108,141	405,529

206

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Goosehead Insurance, Inc., Class A	3,878	$590,581
HCI Group, Inc.	1,333	147,656
Horace Mann Educators Corp.	8,990	357,712
Independence Holding Company	140	6,943
Investors Title Company	159	29,033
James River Group Holdings, Ltd.	8,131	306,783
Kinsale Capital Group, Inc.	4,720	763,224
MBIA, Inc. (A)	11,709	150,461
National Western Life Group, Inc., Class A	570	120,036
Palomar Holdings, Inc. (A)	5,553	448,849
ProAssurance Corp.	12,295	292,375
RLI Corp.	8,660	868,338
Safety Insurance Group, Inc.	3,202	253,759
Selective Insurance Group, Inc.	12,859	971,240
Selectquote, Inc. (A)	30,127	389,542
SiriusPoint, Ltd. (A)	20,397	188,876
State Auto Financial Corp.	3,887	198,043
Stewart Information Services Corp.	5,886	372,348
Tiptree, Inc.	5,864	58,757
Trupanion, Inc. (A)	8,409	653,127
United Fire Group, Inc.	5,649	130,492
Universal Insurance Holdings, Inc.	7,386	96,313
		11,747,084
Mortgage real estate investment trusts – 1.2%
AFC Gamma, Inc.	2,919	62,992
Apollo Commercial Real Estate Finance, Inc.	29,843	442,572
Arbor Realty Trust, Inc.	29,179	540,687
Ares Commercial Real Estate Corp.	10,100	152,308
ARMOUR Residential REIT, Inc.	17,649	190,256
Blackstone Mortgage Trust, Inc., Class A	31,030	940,830
BrightSpire Capital, Inc.	19,690	184,889
Broadmark Realty Capital, Inc.	26,745	263,706
Capstead Mortgage Corp.	22,671	151,669
Chimera Investment Corp.	50,795	754,306
Dynex Capital, Inc.	7,278	125,764
Granite Point Mortgage Trust, Inc.	12,763	168,089
Great Ajax Corp.	4,994	67,369
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,727	894,560
Invesco Mortgage Capital, Inc.	66,975	210,971
KKR Real Estate Finance Trust, Inc.	5,951	125,566
Ladder Capital Corp.	25,700	283,985
MFA Financial, Inc.	94,047	429,795
New York Mortgage Trust, Inc.	81,801	348,472
Orchid Island Capital, Inc.	28,840	141,028
PennyMac Mortgage Investment Trust	21,006	413,608
Ready Capital Corp.	12,250	176,768
Redwood Trust, Inc.	24,224	312,247
TPG RE Finance Trust, Inc.	13,635	168,801
Two Harbors Investment Corp.	68,476	434,138
		7,985,376
Thrifts and mortgage finance – 1.5%
Axos Financial, Inc. (A)	12,040	620,542
Blue Foundry Bancorp (A)	8,816	121,573
Bridgewater Bancshares, Inc. (A)	6,530	114,340
Capitol Federal Financial, Inc.	25,466	292,604
Columbia Financial, Inc. (A)	7,501	138,769
Essent Group, Ltd.	24,055	1,058,661
Federal Agricultural Mortgage Corp., Class C	2,034	220,730
Flagstar Bancorp, Inc.	10,602	538,370
FS Bancorp, Inc.	2,225	77,007
Home Bancorp, Inc.	2,840	109,851
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
HomeStreet, Inc.	4,316	$177,603
Kearny Financial Corp.	15,794	196,319
Merchants Bancorp	2,216	87,466
Meridian Bancorp, Inc.	10,737	222,900
Meta Financial Group, Inc.	6,850	359,488
Mr. Cooper Group, Inc. (A)	15,340	631,548
NMI Holdings, Inc., Class A (A)	18,894	427,193
Northfield Bancorp, Inc.	9,922	170,262
Northwest Bancshares, Inc.	26,183	347,710
PCSB Financial Corp.	4,896	90,282
PennyMac Financial Services, Inc.	6,944	424,487
Premier Financial Corp.	8,492	270,385
Provident Bancorp, Inc.	5,904	94,582
Provident Financial Services, Inc.	15,675	367,892
Radian Group, Inc.	40,297	915,548
Southern Missouri Bancorp, Inc.	1,946	87,356
The Hingham Institution for Savings	307	103,367
TrustCo Bank Corp. NY	5,360	171,359
Walker & Dunlop, Inc.	6,328	718,228
Washington Federal, Inc.	13,920	477,595
Waterstone Financial, Inc.	5,191	106,364
WSFS Financial Corp.	10,239	525,363
		10,265,744
		98,828,903
Health care – 19.6%
Biotechnology – 9.5%
4D Molecular Therapeutics, Inc. (A)	4,890	131,883
89bio, Inc. (A)	3,014	59,044
ACADIA Pharmaceuticals, Inc. (A)	26,957	447,756
Achillion Pharmaceuticals, Inc. (A)(C)	38,157	57,381
Adagio Therapeutics, Inc. (A)	4,882	206,216
Aduro Biotech, Inc. (A)(C)	4,010	12,030
Aeglea BioTherapeutics, Inc. (A)	10,692	85,001
Affimed NV (A)	26,114	161,385
Agenus, Inc. (A)	44,947	235,972
Agios Pharmaceuticals, Inc. (A)	13,114	605,211
Akebia Therapeutics, Inc. (A)	45,769	131,815
Akero Therapeutics, Inc. (A)	6,063	135,508
Akouos, Inc. (A)(B)	6,054	70,287
Albireo Pharma, Inc. (A)	4,099	127,889
Alder Biopharmaceuticals, Inc. (A)(B)(C)	20,275	29,478
Aldeyra Therapeutics, Inc. (A)	11,406	100,145
Alector, Inc. (A)	13,268	302,776
Aligos Therapeutics, Inc. (A)	5,501	85,321
Alkermes PLC (A)	35,290	1,088,344
Allakos, Inc. (A)	7,710	816,258
Allogene Therapeutics, Inc. (A)	15,352	394,546
Allovir, Inc. (A)	6,716	168,303
Altimmune, Inc. (A)	9,488	107,309
ALX Oncology Holdings, Inc. (A)	4,101	302,900
Amicus Therapeutics, Inc. (A)	57,886	552,811
AnaptysBio, Inc. (A)	4,579	124,182
Anavex Life Sciences Corp. (A)	14,167	254,298
Anika Therapeutics, Inc. (A)	3,322	141,384
Annexon, Inc. (A)	7,299	135,834
Apellis Pharmaceuticals, Inc. (A)	14,612	481,612
Applied Molecular Transport, Inc. (A)	5,583	144,432
Applied Therapeutics, Inc. (A)	4,351	72,227
Arbutus Biopharma Corp. (A)(B)	20,299	87,083
Arcturus Therapeutics Holdings, Inc. (A)	4,629	221,174
Arcus Biosciences, Inc. (A)	9,879	344,481
Arcutis Biotherapeutics, Inc. (A)	6,452	154,138
Arena Pharmaceuticals, Inc. (A)	13,491	803,389
Arrowhead Pharmaceuticals, Inc. (A)	22,224	1,387,444
Atara Biotherapeutics, Inc. (A)	18,919	338,650

207

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Athenex, Inc. (A)(B)	20,866	$62,807
Athersys, Inc. (A)(B)	54,505	72,492
Atossa Therapeutics, Inc. (A)	26,778	87,296
Avid Bioservices, Inc. (A)	13,704	295,595
Avidity Biosciences, Inc. (A)	8,970	220,931
Avita Medical, Inc. (A)	5,827	103,254
Avrobio, Inc. (A)	11,696	65,264
Beam Therapeutics, Inc. (A)	10,892	947,713
Beyondspring, Inc. (A)	5,474	86,270
BioAtla, Inc. (A)	3,778	111,224
BioCryst Pharmaceuticals, Inc. (A)	38,926	559,367
Biohaven Pharmaceutical Holding Company, Ltd. (A)	12,244	1,700,814
Bioxcel Therapeutics, Inc. (A)	4,183	126,954
Bluebird Bio, Inc. (A)	15,303	292,440
Blueprint Medicines Corp. (A)	12,831	1,319,155
Bolt Biotherapeutics, Inc. (A)(B)	4,680	59,202
Bridgebio Pharma, Inc. (A)	23,614	1,106,788
Brooklyn ImmunoTherapeutics, Inc. (A)(B)	7,236	67,295
C4 Therapeutics, Inc. (A)	8,607	384,561
Cardiff Oncology, Inc. (A)(B)	9,099	60,599
CareDx, Inc. (A)	10,994	696,690
Caribou Biosciences, Inc. (A)	4,389	104,765
Catalyst Pharmaceuticals, Inc. (A)	23,128	122,578
Celldex Therapeutics, Inc. (A)	10,113	546,001
CEL-SCI Corp. (A)	8,073	88,722
Century Therapeutics, Inc. (A)	3,003	75,555
Cerevel Therapeutics Holdings, Inc. (A)	8,986	265,087
ChemoCentryx, Inc. (A)	12,559	214,759
Chimerix, Inc. (A)	17,115	105,942
Chinook Therapeutics, Inc. (A)	8,840	112,798
Clovis Oncology, Inc. (A)	26,799	119,524
Codiak Biosciences, Inc. (A)	3,837	62,658
Cogent Biosciences, Inc. (A)(B)	9,285	78,087
Coherus Biosciences, Inc. (A)	14,699	236,213
Cortexyme, Inc. (A)	4,371	400,646
Crinetics Pharmaceuticals, Inc. (A)	8,821	185,682
Cue Biopharma, Inc. (A)	7,420	108,109
Cullinan Oncology, Inc. (A)(B)	6,059	136,752
Curis, Inc. (A)	19,758	154,705
Cytokinetics, Inc. (A)	17,575	628,131
CytomX Therapeutics, Inc. (A)	15,783	80,335
Day One Biopharmaceuticals, Inc. (A)	2,827	67,085
Deciphera Pharmaceuticals, Inc. (A)	8,975	304,971
Denali Therapeutics, Inc. (A)	20,008	1,009,404
DermTech, Inc. (A)(B)	5,357	172,013
Dicerna Pharmaceuticals, Inc. (A)	15,551	313,508
Dynavax Technologies Corp. (A)(B)	24,319	467,168
Dyne Therapeutics, Inc. (A)	7,057	114,606
Eagle Pharmaceuticals, Inc. (A)	2,552	142,351
Editas Medicine, Inc. (A)	15,041	617,884
Emergent BioSolutions, Inc. (A)	10,671	534,297
Enanta Pharmaceuticals, Inc. (A)	4,186	237,807
Epizyme, Inc. (A)	21,030	107,674
Erasca, Inc. (A)	5,027	106,673
Fate Therapeutics, Inc. (A)	17,738	1,051,331
FibroGen, Inc. (A)	19,437	198,646
Flexion Therapeutics, Inc. (A)	11,961	72,962
Foghorn Therapeutics, Inc. (A)(B)	3,260	45,412
Forma Therapeutics Holdings, Inc. (A)	8,178	189,648
Forte Biosciences, Inc. (A)(B)	7,466	22,099
G1 Therapeutics, Inc. (A)(B)	9,016	120,995
Generation Bio Company (A)	9,998	250,650
Geron Corp. (A)(B)	76,613	104,960
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Global Blood Therapeutics, Inc. (A)	13,529	$344,719
Gossamer Bio, Inc. (A)	15,330	192,698
Graphite Bio, Inc. (A)	4,094	67,101
Gritstone bio, Inc. (A)	9,552	103,162
Halozyme Therapeutics, Inc. (A)	30,908	1,257,337
Heron Therapeutics, Inc. (A)	21,235	227,002
Homology Medicines, Inc. (A)	11,201	88,152
Humanigen, Inc. (A)(B)	10,246	60,759
iBio, Inc. (A)(B)	68,193	72,285
Icosavax, Inc. (A)	3,093	91,522
Ideaya Biosciences, Inc. (A)	7,415	189,008
IGM Biosciences, Inc. (A)	1,897	124,747
ImmunityBio, Inc. (A)	15,138	147,444
ImmunoGen, Inc. (A)	44,765	253,818
Immunovant, Inc. (A)	10,751	93,426
Infinity Pharmaceuticals, Inc. (A)	22,317	76,324
Inhibrx, Inc. (A)	6,594	219,646
Inovio Pharmaceuticals, Inc. (A)	46,611	333,735
Inozyme Pharma, Inc. (A)	5,602	64,927
Insmed, Inc. (A)	25,530	703,096
Instil Bio, Inc. (A)	4,153	74,235
Intellia Therapeutics, Inc. (A)	15,060	2,020,299
Intercept Pharmaceuticals, Inc. (A)	6,541	97,134
Invitae Corp. (A)(B)	44,050	1,252,342
Ironwood Pharmaceuticals, Inc. (A)	32,641	426,291
iTeos Therapeutics, Inc. (A)	4,799	129,573
IVERIC bio, Inc. (A)	23,240	377,418
Janux Therapeutics, Inc. (A)(B)	3,255	70,406
Jounce Therapeutics, Inc. (A)	9,078	67,450
Kadmon Holdings, Inc. (A)	39,193	341,371
KalVista Pharmaceuticals, Inc. (A)	4,708	82,155
Karuna Therapeutics, Inc. (A)	4,882	597,215
Karyopharm Therapeutics, Inc. (A)	16,708	97,241
Keros Therapeutics, Inc. (A)	3,635	143,801
Kezar Life Sciences, Inc. (A)	5,878	50,786
Kiniksa Pharmaceuticals, Ltd., Class A (A)	7,290	83,033
Kinnate Biopharma, Inc. (A)(B)	6,273	144,404
Kodiak Sciences, Inc. (A)	7,374	707,757
Kronos Bio, Inc. (A)(B)	8,934	187,257
Krystal Biotech, Inc. (A)	4,113	214,740
Kura Oncology, Inc. (A)	14,477	271,154
Kymera Therapeutics, Inc. (A)	7,610	447,011
Lexicon Pharmaceuticals, Inc. (A)	16,142	77,643
Ligand Pharmaceuticals, Inc. (A)	3,377	470,484
Lineage Cell Therapeutics, Inc. (A)(B)	31,209	78,647
Lyell Immunopharma, Inc. (A)	6,236	92,293
MacroGenics, Inc. (A)	13,309	278,690
Madrigal Pharmaceuticals, Inc. (A)	2,593	206,895
MannKind Corp. (A)(B)	55,988	243,548
MaxCyte, Inc. (A)	4,162	50,818
MEI Pharma, Inc. (A)	27,787	76,692
MeiraGTx Holdings PLC (A)	7,685	101,288
Mersana Therapeutics, Inc. (A)	16,000	150,880
MiMedx Group, Inc. (A)	25,370	153,742
Molecular Templates, Inc. (A)	9,321	62,544
Monte Rosa Therapeutics, Inc. (A)	2,747	61,203
Morphic Holding, Inc. (A)	4,446	251,821
Mustang Bio, Inc. (A)	25,593	68,845
Myriad Genetics, Inc. (A)	17,271	557,681
NexImmune, Inc. (A)	4,799	72,657
Nkarta, Inc. (A)	3,358	93,386
Nurix Therapeutics, Inc. (A)	7,210	216,012
Nuvalent, Inc., Class A (A)	2,476	55,834
Ocugen, Inc. (A)(B)	41,489	297,891

208

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Olema Pharmaceuticals, Inc. (A)	5,936	$163,596
OPKO Health, Inc. (A)(B)	88,166	321,806
Organogenesis Holdings, Inc. (A)	8,727	124,272
ORIC Pharmaceuticals, Inc. (A)	7,072	147,876
Passage Bio, Inc. (A)	8,785	87,499
PDL BioPharma, Inc. (A)(C)	28,581	51,732
Pfenex, Inc. (A)(C)	9,241	10,131
PMV Pharmaceuticals, Inc. (A)	6,083	181,273
Praxis Precision Medicines, Inc. (A)	7,723	142,798
Precigen, Inc. (A)	21,875	109,156
Precision BioSciences, Inc. (A)	11,089	127,967
Prelude Therapeutics, Inc. (A)	2,612	81,625
Progenics Pharmaceuticals, Inc. (A)(C)	24,422	1,043
Prometheus Biosciences, Inc. (A)	2,178	51,640
Protagonist Therapeutics, Inc. (A)	10,549	186,928
Prothena Corp. PLC (A)	7,730	550,608
PTC Therapeutics, Inc. (A)	15,274	568,346
Puma Biotechnology, Inc. (A)	8,186	57,384
Radius Health, Inc. (A)	10,799	134,016
RAPT Therapeutics, Inc. (A)	4,775	148,264
Recursion Pharmaceuticals, Inc., Class A (A)	6,413	147,563
REGENXBIO, Inc. (A)	8,994	377,028
Relay Therapeutics, Inc. (A)	13,238	417,394
Replimune Group, Inc. (A)	6,867	203,538
REVOLUTION Medicines, Inc. (A)	13,468	370,505
Rhythm Pharmaceuticals, Inc. (A)	10,323	134,818
Rigel Pharmaceuticals, Inc. (A)	40,220	145,999
Rocket Pharmaceuticals, Inc. (A)	9,033	269,996
Rubius Therapeutics, Inc. (A)	10,233	182,966
Sana Biotechnology, Inc. (A)(B)	19,204	432,474
Sangamo Therapeutics, Inc. (A)	26,511	238,864
Scholar Rock Holding Corp. (A)	6,399	211,295
Selecta Biosciences, Inc. (A)	21,386	88,966
Sensei Biotherapeutics, Inc. (A)(B)	6,097	64,140
Seres Therapeutics, Inc. (A)	15,735	109,516
Shattuck Labs, Inc. (A)(B)	6,142	125,174
Silverback Therapeutics, Inc. (A)(B)	5,449	54,381
Sorrento Therapeutics, Inc. (A)(B)	61,222	467,124
Spectrum Pharmaceuticals, Inc. (A)	44,264	96,496
Spero Therapeutics, Inc. (A)	6,371	117,290
SpringWorks Therapeutics, Inc. (A)	6,388	405,255
SQZ Biotechnologies Company (A)	5,739	82,756
Stoke Therapeutics, Inc. (A)	4,441	112,979
Surface Oncology, Inc. (A)	9,727	73,633
Sutro Biopharma, Inc. (A)	10,069	190,203
Syndax Pharmaceuticals, Inc. (A)	10,358	197,941
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Syros Pharmaceuticals, Inc. (A)	14,453	64,605
Taysha Gene Therapies, Inc. (A)(B)	5,276	98,239
TCR2 Therapeutics, Inc. (A)	7,496	63,791
Tenaya Therapeutics, Inc. (A)	3,954	81,650
TG Therapeutics, Inc. (A)	28,230	939,494
Tonix Pharmaceuticals Holding Corp. (A)(B)	111,592	67,078
Travere Therapeutics, Inc. (A)	12,779	309,891
Trevena, Inc. (A)(B)	54,659	67,231
Trillium Therapeutics, Inc. (A)	22,276	391,167
Turning Point Therapeutics, Inc. (A)	10,154	674,530
Twist Bioscience Corp. (A)	10,350	1,107,140
UroGen Pharma, Ltd. (A)(B)	5,139	86,438
Vanda Pharmaceuticals, Inc. (A)	12,467	213,684
Vaxart, Inc. (A)	27,064	215,159
Vaxcyte, Inc. (A)	9,278	235,383
VBI Vaccines, Inc. (A)	43,426	135,055
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Veracyte, Inc. (A)	14,863	$690,386
Verastem, Inc. (A)	39,946	123,034
Vericel Corp. (A)	10,137	494,686
Verve Therapeutics, Inc. (A)	3,624	170,328
Viking Therapeutics, Inc. (A)(B)	16,767	105,297
Vir Biotechnology, Inc. (A)	13,174	573,332
Viracta Therapeutics, Inc. (A)	8,718	69,918
VistaGen Therapeutics, Inc. (A)	45,780	125,437
Vor BioPharma, Inc. (A)	3,629	56,903
Xencor, Inc. (A)	12,385	404,494
Y-mAbs Therapeutics, Inc. (A)	8,019	228,862
Zentalis Pharmaceuticals, Inc. (A)	7,939	529,055
ZIOPHARM Oncology, Inc. (A)	57,301	104,288
		62,918,318
Health care equipment and supplies – 3.5%
Accelerate Diagnostics, Inc. (A)	10,958	63,885
Accuray, Inc. (A)	23,217	91,707
Acutus Medical, Inc. (A)(B)	6,252	55,268
Alphatec Holdings, Inc. (A)	15,674	191,066
AngioDynamics, Inc. (A)	7,822	202,903
Apyx Medical Corp. (A)	8,315	115,163
Asensus Surgical, Inc. (A)(B)	53,438	98,860
Aspira Women's Health, Inc. (A)(B)	17,279	56,157
AtriCure, Inc. (A)	9,827	683,468
Atrion Corp.	305	212,738
Avanos Medical, Inc. (A)	10,752	335,462
Axogen, Inc. (A)	8,848	139,798
Axonics, Inc. (A)	10,023	652,397
BioLife Solutions, Inc. (A)	5,313	224,846
Butterfly Network, Inc. (A)(B)	40,352	421,275
Cardiovascular Systems, Inc. (A)	8,941	293,533
Cerus Corp. (A)	38,835	236,505
ClearPoint Neuro, Inc. (A)(B)	4,599	81,632
CONMED Corp.	6,318	826,584
CryoLife, Inc. (A)	8,608	191,872
CryoPort, Inc. (A)(B)	8,897	591,739
Cutera, Inc. (A)	4,067	189,522
CytoSorbents Corp. (A)	10,859	88,175
Eargo, Inc. (A)	4,459	30,009
Glaukos Corp. (A)	9,764	470,332
Haemonetics Corp. (A)	11,050	780,020
Heska Corp. (A)	2,143	554,051
Inari Medical, Inc. (A)	7,426	602,249
Inogen, Inc. (A)	4,377	188,605
Integer Holdings Corp. (A)	7,124	636,458
Intersect ENT, Inc. (A)	7,501	204,027
iRadimed Corp. (A)	1,368	45,951
iRhythm Technologies, Inc. (A)	6,631	388,311
Lantheus Holdings, Inc. (A)	15,105	387,896
LeMaitre Vascular, Inc.	4,115	218,465
LivaNova PLC (A)	11,699	926,444
Meridian Bioscience, Inc. (A)	9,702	186,666
Merit Medical Systems, Inc. (A)	11,237	806,817
Mesa Laboratories, Inc.	1,081	326,851
Misonix, Inc. (A)	3,201	80,985
Natus Medical, Inc. (A)	7,580	190,106
Neogen Corp. (A)	23,482	1,019,823
Nevro Corp. (A)	7,591	883,441
NuVasive, Inc. (A)	11,245	673,013
OraSure Technologies, Inc. (A)	15,993	180,881
Ortho Clinical Diagnostics Holdings PLC (A)	24,378	450,505
Orthofix Medical, Inc. (A)	4,334	165,212
OrthoPediatrics Corp. (A)	3,172	207,798
Outset Medical, Inc. (A)	10,008	494,796

209

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
PAVmed, Inc. (A)	17,355	$148,212
Pulmonx Corp. (A)	5,794	208,468
Pulse Biosciences, Inc. (A)	2,633	56,873
Quotient, Ltd. (A)	25,247	59,078
SeaSpine Holdings Corp. (A)	7,463	117,393
Senseonics Holdings, Inc. (A)(B)	93,468	316,857
Shockwave Medical, Inc. (A)	7,372	1,517,747
SI-BONE, Inc. (A)	7,380	158,080
Sientra, Inc. (A)	13,994	80,186
Sight Sciences, Inc. (A)	2,642	59,973
Silk Road Medical, Inc. (A)	7,702	423,841
Soliton, Inc. (A)	2,443	49,739
STAAR Surgical Company (A)	10,383	1,334,527
Stereotaxis, Inc. (A)	11,987	64,490
Surmodics, Inc. (A)	3,132	174,139
Tactile Systems Technology, Inc. (A)	4,358	193,713
TransMedics Group, Inc. (A)	5,949	196,852
Treace Medical Concepts, Inc. (A)	2,546	68,487
Utah Medical Products, Inc.	1,107	102,774
Vapotherm, Inc. (A)	5,309	118,231
Varex Imaging Corp. (A)	8,713	245,707
ViewRay, Inc. (A)	31,400	226,394
		23,066,028
Health care providers and services – 2.9%
1Life Healthcare, Inc. (A)	25,547	517,327
Accolade, Inc. (A)	11,323	477,491
AdaptHealth Corp. (A)	15,758	367,004
Addus HomeCare Corp. (A)	3,372	268,917
Agiliti, Inc. (A)	5,146	97,980
Alignment Healthcare, Inc. (A)	6,050	96,679
AMN Healthcare Services, Inc. (A)	10,216	1,172,286
Apollo Medical Holdings, Inc. (A)(B)	8,349	760,176
Apria, Inc. (A)	3,461	128,576
Aveanna Healthcare Holdings, Inc. (A)	8,895	71,338
Brookdale Senior Living, Inc. (A)	42,000	264,600
Castle Biosciences, Inc. (A)	4,605	306,233
Community Health Systems, Inc. (A)	27,831	325,623
CorVel Corp. (A)	1,975	367,785
Covetrus, Inc. (A)	23,286	422,408
Cross Country Healthcare, Inc. (A)	8,662	183,981
Fulgent Genetics, Inc. (A)(B)	4,569	410,982
Hanger, Inc. (A)	8,559	187,956
HealthEquity, Inc. (A)	17,977	1,164,191
LHC Group, Inc. (A)	6,668	1,046,276
LifeStance Health Group, Inc. (A)	10,658	154,541
Magellan Health, Inc. (A)	5,094	481,638
MEDNAX, Inc. (A)	17,104	486,267
ModivCare, Inc. (A)	2,706	491,464
National HealthCare Corp.	2,604	182,228
National Research Corp.	3,166	133,510
Option Care Health, Inc. (A)	32,825	796,335
Owens & Minor, Inc.	15,728	492,129
Patterson Companies, Inc.	18,644	561,930
PetIQ, Inc. (A)(B)	5,992	149,620
Privia Health Group, Inc. (A)	4,472	105,360
Progyny, Inc. (A)	13,857	775,992
R1 RCM, Inc. (A)	26,201	576,684
RadNet, Inc. (A)	10,189	298,640
Select Medical Holdings Corp.	24,125	872,601
Surgery Partners, Inc. (A)	7,152	302,816
Tenet Healthcare Corp. (A)	23,194	1,541,009
The Ensign Group, Inc.	11,454	857,790
The Joint Corp. (A)	3,110	304,842
The Pennant Group, Inc. (A)	5,920	166,293
Tivity Health, Inc. (A)	10,044	231,615
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Triple-S Management Corp. (A)	4,932	$174,445
US Physical Therapy, Inc.	2,777	307,136
Viemed Healthcare, Inc. (A)	11,051	61,333
		19,144,027
Health care technology – 1.2%
Allscripts Healthcare Solutions, Inc. (A)	27,535	368,143
American Well Corp., Class A (A)	41,207	375,396
Computer Programs & Systems, Inc. (A)	3,540	125,528
Evolent Health, Inc., Class A (A)	17,110	530,410
Health Catalyst, Inc. (A)	11,049	552,560
HealthStream, Inc. (A)	5,315	151,903
Inovalon Holdings, Inc., Class A (A)	16,503	664,906
Inspire Medical Systems, Inc. (A)	5,886	1,370,732
MultiPlan Corp. (A)(B)	50,451	284,039
NextGen Healthcare, Inc. (A)	12,709	179,197
Omnicell, Inc. (A)	9,315	1,382,625
OptimizeRx Corp. (A)	3,851	329,453
Phreesia, Inc. (A)	10,752	663,398
Schrodinger, Inc. (A)	9,928	542,863
Simulations Plus, Inc.	3,506	138,487
Tabula Rasa HealthCare, Inc. (A)	5,168	135,453
Vocera Communications, Inc. (A)	7,305	334,277
		8,129,370
Life sciences tools and services – 0.9%
Berkeley Lights, Inc. (A)	10,782	210,896
Bionano Genomics, Inc. (A)(B)	63,323	348,277
ChromaDex Corp. (A)(B)	11,279	70,719
Codexis, Inc. (A)	13,234	307,823
Cytek Biosciences, Inc. (A)	3,751	80,309
Fluidigm Corp. (A)	17,384	114,561
Harvard Bioscience, Inc. (A)	10,064	70,247
Inotiv, Inc. (A)	3,177	92,895
Medpace Holdings, Inc. (A)	6,311	1,194,546
NanoString Technologies, Inc. (A)	9,915	476,019
NeoGenomics, Inc. (A)	24,848	1,198,668
Pacific Biosciences of California, Inc. (A)	42,527	1,086,565
Personalis, Inc. (A)	8,159	156,979
Quanterix Corp. (A)	7,002	348,630
Seer, Inc. (A)(B)	9,382	323,960
		6,081,094
Pharmaceuticals – 1.6%
9 Meters Biopharma, Inc. (A)(B)	53,079	69,003
Aclaris Therapeutics, Inc. (A)(B)	11,453	206,154
Aerie Pharmaceuticals, Inc. (A)	9,966	113,612
Amneal Pharmaceuticals, Inc. (A)	22,604	120,705
Amphastar Pharmaceuticals, Inc. (A)	8,538	162,307
Ampio Pharmaceuticals, Inc. (A)(B)	46,000	76,360
Angion Biomedica Corp. (A)	5,108	49,905
ANI Pharmaceuticals, Inc. (A)	2,535	83,199
Antares Pharma, Inc. (A)	39,293	143,027
Arvinas, Inc. (A)	9,588	787,942
Atea Pharmaceuticals, Inc. (A)	14,066	493,154
Athira Pharma, Inc. (A)(B)	7,909	74,186
Axsome Therapeutics, Inc. (A)(B)	6,275	206,824
BioDelivery Sciences International, Inc. (A)	24,954	90,084
Cara Therapeutics, Inc. (A)	10,412	160,865
Cassava Sciences, Inc. (A)(B)	8,568	531,901
Collegium Pharmaceutical, Inc. (A)	8,145	160,782
Corcept Therapeutics, Inc. (A)	21,078	414,815
Elanco Animal Health, Inc. (A)(C)	15,082	0
Endo International PLC (A)	51,484	166,808
Esperion Therapeutics, Inc. (A)	6,159	74,216

210

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Evolus, Inc. (A)	7,505	$57,188
EyePoint Pharmaceuticals, Inc. (A)	6,173	64,323
Fulcrum Therapeutics, Inc. (A)	6,019	169,796
Harmony Biosciences Holdings, Inc. (A)	5,218	200,006
Innoviva, Inc. (A)	10,261	171,461
Intra-Cellular Therapies, Inc. (A)	15,430	575,230
KemPharm, Inc. (A)(B)	8,683	81,012
Marinus Pharmaceuticals, Inc. (A)(B)	8,613	98,016
Mind Medicine MindMed, Inc. (A)	79,524	185,291
NGM Biopharmaceuticals, Inc. (A)	7,276	152,942
Nuvation Bio, Inc. (A)(B)	15,747	156,525
Ocular Therapeutix, Inc. (A)	17,574	175,740
Omeros Corp. (A)(B)	13,931	192,108
Oramed Pharmaceuticals, Inc. (A)	7,446	163,663
Pacira BioSciences, Inc. (A)	9,803	548,968
Paratek Pharmaceuticals, Inc. (A)(B)	15,215	73,945
Phathom Pharmaceuticals, Inc. (A)	4,746	152,347
Phibro Animal Health Corp., Class A	4,993	107,549
Pliant Therapeutics, Inc. (A)(B)	5,531	93,363
Prestige Consumer Healthcare, Inc. (A)	10,791	605,483
Provention Bio, Inc. (A)(B)	13,613	87,123
Reata Pharmaceuticals, Inc., Class A (A)	6,011	604,767
Relmada Therapeutics, Inc. (A)	3,661	95,955
Revance Therapeutics, Inc. (A)	15,940	444,088
SIGA Technologies, Inc. (A)	12,115	89,530
Supernus Pharmaceuticals, Inc. (A)	11,029	294,143
TherapeuticsMD, Inc. (A)(B)	118,758	88,047
Theravance Biopharma, Inc. (A)	15,504	114,730
Zogenix, Inc. (A)	12,884	195,708
		10,224,896
		129,563,733
Industrials – 14.1%
Aerospace and defense – 0.6%
AAR Corp. (A)	7,538	244,457
Aerojet Rocketdyne Holdings, Inc.	16,175	704,421
AeroVironment, Inc. (A)	4,837	417,530
Astronics Corp. (A)	6,078	85,457
Byrna Technologies, Inc. (A)	4,298	93,954
Ducommun, Inc. (A)	2,588	130,306
Kaman Corp.	6,227	222,117
Kratos Defense & Security Solutions, Inc. (A)	26,777	597,395
Maxar Technologies, Inc.	16,026	453,856
Moog, Inc., Class A	6,183	471,330
National Presto Industries, Inc.	1,222	100,302
PAE, Inc. (A)	16,385	97,982
Park Aerospace Corp.	5,600	76,608
Parsons Corp. (A)	5,867	198,070
Triumph Group, Inc. (A)	14,321	266,800
Vectrus, Inc. (A)	2,859	143,751
		4,304,336
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	12,753	329,155
Atlas Air Worldwide Holdings, Inc. (A)	6,210	507,233
Echo Global Logistics, Inc. (A)	6,030	287,691
Forward Air Corp.	5,937	492,890
Hub Group, Inc., Class A (A)	7,176	493,350
		2,110,319
Airlines – 0.4%
Allegiant Travel Company (A)	3,369	658,572
Frontier Group Holdings, Inc. (A)	7,635	120,557
Hawaiian Holdings, Inc. (A)	11,658	252,512
Mesa Air Group, Inc. (A)	8,384	64,221
SkyWest, Inc. (A)	10,761	530,948
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Spirit Airlines, Inc. (A)	21,728	$563,624
Sun Country Airlines Holdings, Inc. (A)	3,896	130,672
		2,321,106
Building products – 1.0%
AAON, Inc.	9,114	595,509
American Woodmark Corp. (A)	3,833	250,563
Apogee Enterprises, Inc.	5,380	203,149
Caesarstone, Ltd.	6,340	78,743
Cornerstone Building Brands, Inc. (A)	12,453	181,938
CSW Industrials, Inc.	3,174	405,320
Gibraltar Industries, Inc. (A)	7,090	493,819
Griffon Corp.	10,390	255,594
Insteel Industries, Inc.	4,450	169,323
JELD-WEN Holding, Inc. (A)	18,367	459,726
Masonite International Corp. (A)	5,246	556,758
PGT Innovations, Inc. (A)	13,351	255,004
Quanex Building Products Corp.	7,983	170,916
Resideo Technologies, Inc. (A)	31,750	787,083
Simpson Manufacturing Company, Inc.	9,380	1,003,379
UFP Industries, Inc.	13,038	886,323
View, Inc. (A)(B)	23,827	129,142
		6,882,289
Commercial services and supplies – 1.7%
ABM Industries, Inc.	14,716	662,367
ACCO Brands Corp.	22,224	190,904
Brady Corp., Class A	10,197	516,988
BrightView Holdings, Inc. (A)	9,411	138,906
Casella Waste Systems, Inc., Class A (A)	10,667	810,052
CECO Environmental Corp. (A)	7,119	50,118
Cimpress PLC (A)	3,760	326,481
CoreCivic, Inc. (A)	26,815	238,654
Covanta Holding Corp.	26,094	525,011
Deluxe Corp.	9,412	337,797
Ennis, Inc.	6,237	117,567
Harsco Corp. (A)	17,739	300,676
Healthcare Services Group, Inc.	16,345	408,462
Heritage-Crystal Clean, Inc. (A)	4,173	120,934
Herman Miller, Inc.	16,146	608,058
HNI Corp.	9,695	356,000
Interface, Inc.	13,403	203,055
KAR Auction Services, Inc. (A)	26,384	432,434
Kimball International, Inc., Class B	9,622	107,766
Matthews International Corp., Class A	7,026	243,732
Montrose Environmental Group, Inc. (A)	5,193	320,616
Pitney Bowes, Inc.	39,538	285,069
RR Donnelley & Sons Company (A)	16,543	85,031
SP Plus Corp. (A)	5,513	169,084
Steelcase, Inc., Class A	19,851	251,711
Tetra Tech, Inc.	11,650	1,739,811
The Brink's Company	10,685	676,361
UniFirst Corp.	3,255	692,078
US Ecology, Inc. (A)	7,253	234,635
Viad Corp. (A)	4,709	213,836
VSE Corp.	2,627	126,543
		11,490,737
Construction and engineering – 1.3%
Ameresco, Inc., Class A (A)	6,635	387,683
API Group Corp. (A)(D)	43,577	886,792
Arcosa, Inc.	10,445	524,026
Argan, Inc.	3,537	154,461
Comfort Systems USA, Inc.	7,715	550,234
Concrete Pumping Holdings, Inc. (A)	6,889	58,832
Construction Partners, Inc., Class A (A)	6,195	206,727
Dycom Industries, Inc. (A)	6,477	461,421

211

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
EMCOR Group, Inc.	11,462	$1,322,486
Fluor Corp. (A)	31,893	509,331
Granite Construction, Inc.	9,824	388,539
Great Lakes Dredge & Dock Corp. (A)	13,947	210,460
IES Holdings, Inc. (A)	2,155	98,462
Infrastructure and Energy Alternatives, Inc. (A)	6,942	79,347
Matrix Service Company (A)	7,471	78,147
MYR Group, Inc. (A)	3,512	349,444
NV5 Global, Inc. (A)	2,937	289,500
Primoris Services Corp.	12,079	295,815
Sterling Construction Company, Inc. (A)	6,827	154,768
Tutor Perini Corp. (A)	9,399	121,999
WillScot Mobile Mini Holdings Corp. (A)	45,898	1,455,885
		8,584,359
Electrical equipment – 1.0%
Allied Motion Technologies, Inc.	3,247	101,566
American Superconductor Corp. (A)	6,886	100,398
Array Technologies, Inc. (A)	27,812	515,078
Atkore, Inc. (A)	10,051	873,633
AZZ, Inc.	5,165	274,778
Babcock & Wilcox Enterprises, Inc. (A)	12,924	82,843
Beam Global (A)	2,122	58,079
Blink Charging Company (A)(B)	8,260	236,319
Bloom Energy Corp., Class A (A)	30,366	568,452
Encore Wire Corp.	4,340	411,562
EnerSys	9,289	691,473
Eos Energy Enterprises, Inc. (A)	10,356	145,295
FuelCell Energy, Inc. (A)(B)	72,509	485,085
GrafTech International, Ltd.	44,156	455,690
Preformed Line Products Company	247	16,065
Romeo Power, Inc. (A)(B)	30,637	151,653
Stem, Inc. (A)	10,815	258,370
Thermon Group Holdings, Inc. (A)	8,113	140,436
TPI Composites, Inc. (A)	8,082	272,768
Vicor Corp. (A)	4,607	618,075
		6,457,618
Industrial conglomerates – 0.1%
Raven Industries, Inc. (A)	7,706	443,943
Machinery – 3.8%
Alamo Group, Inc.	2,064	287,990
Albany International Corp., Class A	6,632	509,802
Altra Industrial Motion Corp.	14,308	791,948
Astec Industries, Inc.	5,108	274,861
Barnes Group, Inc.	10,170	424,394
Blue Bird Corp. (A)	3,902	81,396
Chart Industries, Inc. (A)	7,967	1,522,573
CIRCOR International, Inc. (A)	4,348	143,527
Columbus McKinnon Corp.	6,247	302,042
Commercial Vehicle Group, Inc. (A)	8,180	77,383
Desktop Metal, Inc., Class A (A)(B)	34,250	245,573
Douglas Dynamics, Inc.	5,179	187,998
Energy Recovery, Inc. (A)	9,844	187,331
Enerpac Tool Group Corp.	13,934	288,852
EnPro Industries, Inc.	4,409	384,112
ESCO Technologies, Inc.	5,482	422,114
Evoqua Water Technologies Corp. (A)	25,400	954,024
Federal Signal Corp.	12,939	499,704
Franklin Electric Company, Inc.	9,858	787,161
Helios Technologies, Inc.	7,120	584,623
Hillenbrand, Inc.	15,965	680,907
Hydrofarm Holdings Group, Inc. (A)	8,630	326,646
Hyliion Holdings Corp. (A)	26,595	223,398
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Hyster-Yale Materials Handling, Inc.	2,296	$115,397
Ideanomics, Inc. (A)	91,681	180,612
John Bean Technologies Corp.	6,857	963,751
Kadant, Inc.	2,474	504,943
Kennametal, Inc.	18,266	625,245
Lindsay Corp.	2,256	342,438
Luxfer Holdings PLC	6,084	119,429
Lydall, Inc. (A)	3,857	239,481
Meritor, Inc. (A)	14,910	317,732
Miller Industries, Inc.	2,808	95,584
Mueller Industries, Inc.	12,001	493,241
Mueller Water Products, Inc., Class A	34,244	521,194
Nikola Corp. (A)(B)	49,971	533,191
Omega Flex, Inc.	709	101,167
Park-Ohio Holdings Corp.	2,563	65,408
Proto Labs, Inc. (A)	6,220	414,252
RBC Bearings, Inc. (A)	5,437	1,153,731
REV Group, Inc.	6,669	114,440
Rexnord Corp.	26,297	1,690,634
SPX Corp. (A)	9,530	509,379
SPX FLOW, Inc.	9,117	666,453
Standex International Corp.	2,514	248,660
Tennant Company	4,106	303,639
Terex Corp.	14,707	619,165
The ExOne Company (A)	3,963	92,655
The Gorman-Rupp Company	4,903	175,576
The Greenbrier Companies, Inc.	6,864	295,083
The Manitowoc Company, Inc. (A)	7,823	167,569
The Shyft Group, Inc.	7,426	282,262
Titan International, Inc. (A)	12,077	86,471
TriMas Corp. (A)	9,343	302,339
Trinity Industries, Inc.	17,247	468,601
Wabash National Corp.	11,697	176,976
Watts Water Technologies, Inc., Class A	5,903	992,235
Welbilt, Inc. (A)	28,580	664,199
		24,831,491
Marine – 0.2%
Costamare, Inc.	11,941	184,966
Eagle Bulk Shipping, Inc. (A)	2,035	102,605
Genco Shipping & Trading, Ltd.	7,391	148,781
Matson, Inc.	9,318	752,056
Safe Bulkers, Inc. (A)	15,173	78,444
		1,266,852
Professional services – 1.6%
Acacia Research Corp. (A)	12,793	86,864
ASGN, Inc. (A)	11,362	1,285,497
Barrett Business Services, Inc.	1,879	143,293
CBIZ, Inc. (A)	10,486	339,117
CRA International, Inc.	1,556	154,573
Exponent, Inc.	11,252	1,273,164
First Advantage Corp. (A)	6,869	130,854
Forrester Research, Inc. (A)	2,786	137,238
Franklin Covey Company (A)	2,920	119,107
GP Strategies Corp. (A)	3,271	67,710
Heidrick & Struggles International, Inc.	4,463	199,184
Huron Consulting Group, Inc. (A)	5,054	262,808
ICF International, Inc.	3,969	354,392
Insperity, Inc.	7,932	878,390
KBR, Inc.	30,646	1,207,452
Kelly Services, Inc., Class A	8,241	155,590
Kforce, Inc.	4,419	263,549
Korn Ferry	11,958	865,281
ManTech International Corp., Class A	5,879	446,334
Mistras Group, Inc. (A)	6,058	61,549
Resources Connection, Inc.	7,654	120,780

212

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
TriNet Group, Inc. (A)	8,812	$833,439
TrueBlue, Inc. (A)	8,011	216,938
Upwork, Inc. (A)	25,772	1,160,513
Willdan Group, Inc. (A)	2,864	101,930
		10,865,546
Road and rail – 0.7%
ArcBest Corp.	5,707	466,661
Avis Budget Group, Inc. (A)	10,658	1,241,764
Covenant Logistics Group, Inc. (A)	3,704	102,416
Daseke, Inc. (A)	10,459	96,327
Heartland Express, Inc.	11,043	176,909
Marten Transport, Ltd.	13,755	215,816
Saia, Inc. (A)	5,759	1,370,815
Werner Enterprises, Inc.	13,494	597,379
Yellow Corp. (A)	12,403	70,077
		4,338,164
Trading companies and distributors – 1.3%
Applied Industrial Technologies, Inc.	8,459	762,410
Beacon Roofing Supply, Inc. (A)	12,244	584,773
BlueLinx Holdings, Inc. (A)	2,206	107,829
Boise Cascade Company	8,528	460,341
CAI International, Inc.	3,448	192,778
Custom Truck One Source, Inc. (A)(B)	10,466	97,648
DXP Enterprises, Inc. (A)	4,446	131,468
GATX Corp.	7,610	681,552
Global Industrial, Inc.	2,631	99,689
GMS, Inc. (A)	9,518	416,888
H&E Equipment Services, Inc.	7,347	255,014
Herc Holdings, Inc. (A)	5,463	892,982
McGrath RentCorp	5,280	379,896
MRC Global, Inc. (A)	18,532	136,025
NOW, Inc. (A)	25,208	192,841
Rush Enterprises, Inc., Class A	8,316	375,551
Rush Enterprises, Inc., Class B	2,200	100,694
Textainer Group Holdings, Ltd. (A)	10,233	357,234
Titan Machinery, Inc. (A)	4,698	121,725
Transcat, Inc. (A)	1,897	122,319
Triton International, Ltd.	14,433	751,093
Veritiv Corp. (A)	3,238	289,995
WESCO International, Inc. (A)	9,645	1,112,261
		8,623,006
Transportation infrastructure – 0.1%
Macquarie Infrastructure Holdings LLC	15,782	640,118
		93,159,884
Information technology – 13.7%
Communications equipment – 0.7%
ADTRAN, Inc.	10,913	204,728
Aviat Networks, Inc. (A)	2,338	76,827
CalAmp Corp. (A)	8,593	85,500
Calix, Inc. (A)	12,234	604,727
Cambium Networks Corp. (A)	2,508	90,765
Clearfield, Inc. (A)	2,686	118,587
Comtech Telecommunications Corp.	6,020	154,172
Digi International, Inc. (A)	7,892	165,890
EchoStar Corp., Class A (A)	8,761	223,493
EMCORE Corp. (A)	8,801	65,831
Extreme Networks, Inc. (A)	27,843	274,254
Harmonic, Inc. (A)	21,044	184,135
Infinera Corp. (A)	39,830	331,386
Inseego Corp. (A)(B)	19,063	126,960
NETGEAR, Inc. (A)	6,640	211,882
NetScout Systems, Inc. (A)	15,126	407,646
Plantronics, Inc. (A)	9,412	241,983
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Ribbon Communications, Inc. (A)	16,289	$97,408
Viavi Solutions, Inc. (A)	49,823	784,214
		4,450,388
Electronic equipment, instruments and components – 2.1%
908 Devices, Inc. (A)(B)	3,084	100,292
Advanced Energy Industries, Inc.	8,416	738,504
Aeva Technologies, Inc. (A)	17,775	141,134
Akoustis Technologies, Inc. (A)	10,428	101,152
Arlo Technologies, Inc. (A)	21,994	140,982
Badger Meter, Inc.	6,303	637,485
Belden, Inc.	9,595	559,005
Benchmark Electronics, Inc.	7,724	206,308
CTS Corp.	7,105	219,616
Daktronics, Inc. (A)	13,492	73,262
ePlus, Inc. (A)	2,815	288,847
Fabrinet (A)	8,029	823,053
FARO Technologies, Inc. (A)	4,036	265,609
Identiv, Inc. (A)	5,260	99,098
II-VI, Inc. (A)	22,933	1,361,303
Insight Enterprises, Inc. (A)	7,405	667,042
Itron, Inc. (A)	9,881	747,300
Kimball Electronics, Inc. (A)	5,761	148,461
Knowles Corp. (A)	19,521	365,824
Luna Innovations, Inc. (A)	8,531	81,045
Methode Electronics, Inc.	8,345	350,907
MicroVision, Inc. (A)(B)	36,844	407,126
Napco Security Technologies, Inc. (A)	3,447	148,497
nLight, Inc. (A)	9,669	272,569
Novanta, Inc. (A)	7,675	1,185,788
OSI Systems, Inc. (A)	3,726	353,225
PAR Technology Corp. (A)(B)	5,338	328,340
PC Connection, Inc.	2,463	108,446
Plexus Corp. (A)	6,001	536,549
Rogers Corp. (A)	4,076	760,092
Sanmina Corp. (A)	14,159	545,688
ScanSource, Inc. (A)	5,739	199,660
TTM Technologies, Inc. (A)	22,858	287,325
Velodyne Lidar, Inc. (A)(B)	18,740	110,941
Vishay Intertechnology, Inc.	28,584	574,253
Vishay Precision Group, Inc. (A)	3,177	110,464
		14,045,192
IT services – 1.5%
BigCommerce Holdings, Inc., Series 1 (A)	10,911	552,533
BM Technologies, Inc. (A)	1,115	9,924
Brightcove, Inc. (A)	9,813	113,242
Cantaloupe, Inc. (A)	13,611	146,727
Cass Information Systems, Inc.	3,523	147,438
Conduent, Inc. (A)	37,818	249,221
CSG Systems International, Inc.	7,082	341,352
DigitalOcean Holdings, Inc. (A)	10,882	844,770
EVERTEC, Inc.	13,100	598,932
EVO Payments, Inc., Class A (A)	10,573	250,369
ExlService Holdings, Inc. (A)	7,062	869,473
Flywire Corp. (A)	2,768	121,349
GreenSky, Inc., Class A (A)	16,541	184,928
Grid Dynamics Holdings, Inc. (A)	9,153	267,451
i3 Verticals, Inc., Class A (A)	4,924	119,210
International Money Express, Inc. (A)	8,143	135,988
Limelight Networks, Inc. (A)(B)	37,576	89,431
LiveRamp Holdings, Inc. (A)	14,558	687,574
MAXIMUS, Inc.	13,232	1,100,902
MoneyGram International, Inc. (A)	20,119	161,354
Paya Holdings, Inc. (A)	18,744	203,747
Perficient, Inc. (A)	7,081	819,272

213

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Rackspace Technology, Inc. (A)(B)	12,110	$172,204
Repay Holdings Corp. (A)	19,624	451,941
The Hackett Group, Inc.	5,795	113,698
TTEC Holdings, Inc.	3,946	369,069
Tucows, Inc., Class A (A)	2,224	175,585
Unisys Corp. (A)	14,653	368,376
Verra Mobility Corp. (A)	29,270	441,099
		10,107,159
Semiconductors and semiconductor equipment – 2.9%
Alpha & Omega Semiconductor, Ltd. (A)	4,923	154,435
Ambarella, Inc. (A)	7,655	1,192,190
Amkor Technology, Inc.	22,099	551,370
Atomera, Inc. (A)(B)	4,756	109,816
Axcelis Technologies, Inc. (A)	7,426	349,245
AXT, Inc. (A)	10,109	84,208
CEVA, Inc. (A)	5,143	219,452
CMC Materials, Inc.	6,392	787,686
Cohu, Inc. (A)	10,735	342,876
Diodes, Inc. (A)	9,394	851,002
DSP Group, Inc. (A)	5,225	114,480
FormFactor, Inc. (A)	16,972	633,565
Ichor Holdings, Ltd. (A)	6,177	253,813
Impinj, Inc. (A)	4,216	240,860
Kopin Corp. (A)	17,663	90,611
Kulicke & Soffa Industries, Inc.	13,328	776,756
Lattice Semiconductor Corp. (A)	29,531	1,909,179
MACOM Technology Solutions Holdings, Inc. (A)	10,619	688,855
MaxLinear, Inc. (A)	15,652	770,861
Meta Materials, Inc. (A)(B)	48,826	282,214
NeoPhotonics Corp. (A)	13,139	114,441
NVE Corp.	1,321	84,504
Onto Innovation, Inc. (A)	10,635	768,379
PDF Solutions, Inc. (A)	7,292	168,008
Photronics, Inc. (A)	13,530	184,414
Power Integrations, Inc.	13,117	1,298,452
Rambus, Inc. (A)	23,772	527,738
Semtech Corp. (A)	14,134	1,102,028
Silicon Laboratories, Inc. (A)	9,638	1,350,862
SiTime Corp. (A)	2,811	573,922
SMART Global Holdings, Inc. (A)	3,889	173,061
SunPower Corp. (A)	17,888	405,700
Synaptics, Inc. (A)	7,693	1,382,663
Ultra Clean Holdings, Inc. (A)	9,706	413,476
Veeco Instruments, Inc. (A)	11,142	247,464
		19,198,586
Software – 6.2%
8x8, Inc. (A)	24,551	574,248
A10 Networks, Inc. (A)	13,793	185,930
ACI Worldwide, Inc. (A)	25,773	792,004
Agilysys, Inc. (A)	4,363	228,447
Alarm.com Holdings, Inc. (A)	10,385	812,003
Altair Engineering, Inc., Class A (A)	10,254	706,911
American Software, Inc., Class A	7,131	169,361
Appfolio, Inc., Class A (A)	4,086	491,954
Appian Corp. (A)(B)	8,628	798,176
Asana, Inc., Class A (A)	16,163	1,678,366
Avaya Holdings Corp. (A)	18,524	366,590
Benefitfocus, Inc. (A)	6,133	68,076
Blackbaud, Inc. (A)	10,569	743,529
Blackline, Inc. (A)	11,712	1,382,719
Bottomline Technologies DE, Inc. (A)	9,657	379,327
Box, Inc., Class A (A)	31,230	739,214
BTRS Holdings, Inc. (A)	14,786	157,323
Cerence, Inc. (A)	8,278	795,599
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ChannelAdvisor Corp. (A)	6,755	$170,429
Cleanspark, Inc. (A)(B)	7,550	87,505
Cloudera, Inc. (A)	50,860	812,234
CommVault Systems, Inc. (A)	10,017	754,380
Cornerstone OnDemand, Inc. (A)	13,814	790,990
Couchbase, Inc. (A)	2,202	68,504
CS Disco, Inc. (A)	2,880	138,067
Digimarc Corp. (A)(B)	3,136	108,004
Digital Turbine, Inc. (A)	19,874	1,366,338
Domo, Inc., Class B (A)	5,987	505,542
Ebix, Inc.	6,032	162,442
eGain Corp. (A)	5,111	52,132
Envestnet, Inc. (A)	11,937	957,825
EverCommerce, Inc. (A)	3,862	63,684
GTY Technology Holdings, Inc. (A)	7,660	57,603
Instructure Holdings, Inc. (A)	2,895	65,398
Intapp, Inc. (A)	2,354	60,639
Intelligent Systems Corp. (A)(B)	1,956	79,433
InterDigital, Inc.	6,704	454,665
j2 Global, Inc. (A)	9,445	1,290,376
JFrog, Ltd. (A)	12,048	403,608
LivePerson, Inc. (A)	14,117	832,197
Marathon Digital Holdings, Inc. (A)	20,951	661,633
MeridianLink, Inc. (A)	3,103	69,383
MicroStrategy, Inc., Class A (A)(B)	1,713	990,799
Mimecast, Ltd. (A)	13,361	849,760
Mitek Systems, Inc. (A)	9,759	180,542
Model N, Inc. (A)	7,840	262,640
Momentive Global, Inc. (A)	28,808	564,637
ON24, Inc. (A)	6,398	127,576
OneSpan, Inc. (A)	8,126	152,606
PagerDuty, Inc. (A)	17,801	737,317
Ping Identity Holding Corp. (A)	11,205	275,307
Progress Software Corp.	9,483	466,469
PROS Holdings, Inc. (A)	9,071	321,839
Q2 Holdings, Inc. (A)	12,038	964,725
QAD, Inc., Class A	2,584	225,816
Qualys, Inc. (A)	7,444	828,443
Rapid7, Inc. (A)	12,141	1,372,176
Rekor Systems, Inc. (A)	7,540	86,635
Rimini Street, Inc. (A)	10,896	105,146
Riot Blockchain, Inc. (A)	18,342	471,389
Sailpoint Technologies Holdings, Inc. (A)	19,936	854,856
Sapiens International Corp. NV	7,043	202,698
SecureWorks Corp., Class A (A)	2,828	56,221
ShotSpotter, Inc. (A)	2,147	78,086
Sprout Social, Inc., Class A (A)	9,775	1,192,061
SPS Commerce, Inc. (A)	7,893	1,273,220
Sumo Logic, Inc. (A)	19,325	311,519
Telos Corp. (A)	8,913	253,307
Tenable Holdings, Inc. (A)	20,057	925,430
Upland Software, Inc. (A)	6,587	220,269
Varonis Systems, Inc. (A)	23,188	1,410,990
Verint Systems, Inc. (A)	13,911	623,074
Veritone, Inc. (A)	6,612	157,961
Vonage Holdings Corp. (A)	53,186	857,358
Workiva, Inc. (A)	9,314	1,312,901
Xperi Holding Corp.	22,855	430,588
Yext, Inc. (A)	25,095	301,893
Zix Corp. (A)	14,037	99,242
Zuora, Inc., Class A (A)	25,024	414,898
		41,043,182
Technology hardware, storage and peripherals – 0.3%
3D Systems Corp. (A)	26,541	731,735
Avid Technology, Inc. (A)	8,132	235,177

214

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Corsair Gaming, Inc. (A)(B)	5,978	$155,010
Diebold Nixdorf, Inc. (A)	16,369	165,491
Eastman Kodak Company (A)(B)	10,835	73,786
Quantum Corp. (A)	13,934	72,178
Super Micro Computer, Inc. (A)	9,603	351,182
Turtle Beach Corp. (A)	3,519	97,899
		1,882,458
		90,726,965
Materials – 3.6%
Chemicals – 1.8%
AdvanSix, Inc. (A)	5,756	228,801
American Vanguard Corp.	7,492	112,755
Amyris, Inc. (A)	37,529	515,273
Avient Corp.	19,643	910,453
Balchem Corp.	6,954	1,008,817
Cabot Corp.	12,135	608,206
Chase Corp.	1,553	158,639
Danimer Scientific, Inc. (A)(B)	14,433	235,835
Ecovyst, Inc.	11,667	136,037
Ferro Corp. (A)	17,510	356,153
FutureFuel Corp.	8,685	61,924
GCP Applied Technologies, Inc. (A)	11,128	243,926
Hawkins, Inc.	4,301	150,019
HB Fuller Company	11,176	721,523
Ingevity Corp. (A)	8,688	620,063
Innospec, Inc.	5,228	440,302
Intrepid Potash, Inc. (A)	2,483	76,725
Koppers Holdings, Inc. (A)	5,054	157,988
Kraton Corp. (A)	7,050	321,762
Kronos Worldwide, Inc.	5,345	66,331
Livent Corp. (A)	35,595	822,600
Minerals Technologies, Inc.	7,066	493,489
Orion Engineered Carbons SA (A)	13,616	248,220
PureCycle Technologies, Inc. (A)(B)	7,598	100,901
Quaker Chemical Corp.	2,928	696,044
Rayonier Advanced Materials, Inc. (A)	14,810	111,075
Sensient Technologies Corp.	9,030	822,452
Stepan Company	4,454	503,035
Tredegar Corp.	7,830	95,369
Trinseo SA	8,260	445,875
Tronox Holdings PLC, Class A	24,881	613,317
		12,083,909
Construction materials – 0.2%
Forterra, Inc. (A)	6,540	154,082
Summit Materials, Inc., Class A (A)	25,746	823,100
		977,182
Containers and packaging – 0.2%
Greif, Inc., Class A	4,878	315,119
Greif, Inc., Class B	1,724	111,715
Myers Industries, Inc.	8,451	165,386
O-I Glass, Inc. (A)	33,872	483,353
Pactiv Evergreen, Inc.	9,538	119,416
Ranpak Holdings Corp. (A)	8,649	231,966
UFP Technologies, Inc. (A)	1,723	106,120
		1,533,075
Metals and mining – 1.2%
1911 Gold Corp. (A)	5,045	1,266
Allegheny Technologies, Inc. (A)	28,354	471,527
Arconic Corp. (A)	24,131	761,092
Carpenter Technology Corp.	10,678	349,598
Century Aluminum Company (A)	11,633	156,464
Coeur Mining, Inc. (A)	58,464	360,723
Commercial Metals Company	25,890	788,609
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Compass Minerals International, Inc.	7,482	$481,841
Constellium SE (A)	26,464	496,994
Gatos Silver, Inc. (A)	11,004	127,977
Haynes International, Inc.	3,121	116,257
Hecla Mining Company	116,839	642,615
Kaiser Aluminum Corp.	3,411	371,663
Materion Corp.	4,519	310,184
MP Materials Corp. (A)	15,763	508,041
Novagold Resources, Inc. (A)	52,523	361,358
Ryerson Holding Corp.	3,961	88,211
Schnitzer Steel Industries, Inc., Class A	5,865	256,946
SunCoke Energy, Inc.	19,751	124,036
TimkenSteel Corp. (A)	10,322	135,012
Warrior Met Coal, Inc.	11,428	265,930
Worthington Industries, Inc.	7,172	377,964
		7,554,308
Paper and forest products – 0.2%
Clearwater Paper Corp. (A)	3,933	150,752
Domtar Corp. (A)	10,772	587,505
Glatfelter Corp.	10,222	144,130
Neenah, Inc.	3,880	180,847
Schweitzer-Mauduit International, Inc.	7,056	244,561
Verso Corp., Class A	6,288	130,476
		1,438,271
		23,586,745
Real estate – 6.7%
Equity real estate investment trusts – 6.0%
Acadia Realty Trust	19,049	388,790
Agree Realty Corp.	14,179	939,075
Alexander & Baldwin, Inc.	16,140	378,322
Alexander's, Inc.	463	120,667
American Assets Trust, Inc.	10,752	402,340
American Finance Trust, Inc.	27,287	219,387
Apartment Investment and Management Company, Class A	33,111	226,810
Apple Hospitality REIT, Inc.	46,477	731,083
Armada Hoffler Properties, Inc.	14,110	188,651
Ashford Hospitality Trust, Inc. (A)	4,903	72,172
Braemar Hotels & Resorts, Inc. (A)	15,308	74,244
Brandywine Realty Trust	36,121	484,744
Broadstone Net Lease, Inc.	33,549	832,351
BRT Apartments Corp.	2,982	57,493
CareTrust REIT, Inc.	21,096	428,671
CatchMark Timber Trust, Inc., Class A	12,533	148,767
Centerspace	3,002	283,689
Chatham Lodging Trust (A)	11,277	138,143
City Office REIT, Inc.	10,267	183,369
Columbia Property Trust, Inc.	25,477	484,573
Community Healthcare Trust, Inc.	5,032	227,396
CorePoint Lodging, Inc. (A)	9,761	151,296
Corporate Office Properties Trust	24,052	648,923
CTO Realty Growth, Inc.	1,874	100,746
DiamondRock Hospitality Company (A)	46,978	443,942
DigitalBridge Group, Inc. (A)	107,628	648,997
Diversified Healthcare Trust	54,192	183,711
Easterly Government Properties, Inc.	18,014	372,169
EastGroup Properties, Inc.	8,331	1,388,195
Empire State Realty Trust, Inc., Class A	31,502	315,965
Equity Commonwealth (A)	23,493	610,348
Essential Properties Realty Trust, Inc.	25,433	710,089
Farmland Partners, Inc.	7,176	86,040
Four Corners Property Trust, Inc.	16,411	440,799
Franklin Street Properties Corp.	26,200	121,568
Getty Realty Corp.	8,060	236,239

215

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Gladstone Commercial Corp.	8,759	$184,202
Gladstone Land Corp.	6,813	155,132
Global Medical REIT, Inc.	13,418	197,245
Global Net Lease, Inc.	22,632	362,565
Healthcare Realty Trust, Inc.	30,956	921,870
Hersha Hospitality Trust (A)	9,792	91,359
Independence Realty Trust, Inc.	21,988	447,456
Indus Realty Trust, Inc.	1,261	88,396
Industrial Logistics Properties Trust	13,486	342,679
Innovative Industrial Properties, Inc.	5,165	1,193,993
iStar, Inc.	15,038	377,153
Kite Realty Group Trust	18,447	375,581
Lexington Realty Trust	57,765	736,504
LTC Properties, Inc.	8,691	275,418
Mack-Cali Realty Corp. (A)	19,789	338,788
Monmouth Real Estate Investment Corp.	20,195	376,637
National Health Investors, Inc.	9,346	500,011
National Storage Affiliates Trust	17,373	917,121
NETSTREIT Corp.	9,021	213,347
NexPoint Residential Trust, Inc.	4,642	287,247
Office Properties Income Trust	11,273	285,545
One Liberty Properties, Inc.	3,956	120,618
Outfront Media, Inc.	31,666	797,983
Paramount Group, Inc.	41,253	370,864
Pebblebrook Hotel Trust	28,376	635,906
Phillips Edison & Company, Inc.	4,680	143,723
Physicians Realty Trust	46,008	810,661
Piedmont Office Realty Trust, Inc., Class A	26,574	463,185
Plymouth Industrial REIT, Inc.	6,595	150,036
Postal Realty Trust, Inc., Class A	4,212	78,512
PotlatchDeltic Corp.	14,441	744,867
Preferred Apartment Communities, Inc.	12,475	152,569
PS Business Parks, Inc.	4,120	645,769
Retail Opportunity Investments Corp.	26,039	453,599
Retail Properties of America, Inc., Class A	46,648	600,826
Retail Value, Inc.	4,035	106,242
RLJ Lodging Trust	36,689	545,199
RPT Realty	18,241	232,755
Ryman Hospitality Properties, Inc. (A)	11,779	985,902
Sabra Health Care REIT, Inc.	48,000	706,560
Safehold, Inc.	3,665	263,477
Saul Centers, Inc.	2,830	124,690
Seritage Growth Properties, Class A (A)	8,315	123,311
Service Properties Trust	37,015	414,938
SITE Centers Corp.	38,212	589,993
STAG Industrial, Inc.	35,100	1,377,675
Summit Hotel Properties, Inc. (A)	23,585	227,124
Sunstone Hotel Investors, Inc. (A)	47,681	569,311
Tanger Factory Outlet Centers, Inc.	22,068	359,708
Terreno Realty Corp.	14,671	927,647
The GEO Group, Inc.	26,688	199,359
The Macerich Company	46,898	783,666
UMH Properties, Inc.	9,411	215,512
Uniti Group, Inc.	42,639	527,444
Universal Health Realty Income Trust	3,196	176,643
Urban Edge Properties	25,080	459,215
Urstadt Biddle Properties, Inc., Class A	7,346	139,060
Ventas, Inc.	3,118	172,145
Washington Real Estate Investment Trust	18,617	460,771
Whitestone REIT	10,937	106,964
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Xenia Hotels & Resorts, Inc. (A)	25,613	$454,375
		39,556,817
Real estate management and development – 0.7%
Cushman & Wakefield PLC (A)	30,456	566,786
eXp World Holdings, Inc.	14,014	557,337
Forestar Group, Inc. (A)	4,341	80,873
FRP Holdings, Inc. (A)	1,773	99,146
Kennedy-Wilson Holdings, Inc.	25,813	540,008
Marcus & Millichap, Inc. (A)	5,270	214,067
Newmark Group, Inc., Class A	33,563	480,287
Rafael Holdings, Inc., Class B (A)(B)	2,328	71,539
RE/MAX Holdings, Inc., Class A	4,356	135,733
Realogy Holdings Corp. (A)	24,556	430,712
Redfin Corp. (A)(B)	22,440	1,124,244
Tejon Ranch Company (A)	5,037	89,457
The RMR Group, Inc., Class A	3,938	131,726
The St. Joe Company	7,206	303,373
		4,825,288
		44,382,105
Utilities – 2.3%
Electric utilities – 0.6%
ALLETE, Inc.	11,153	663,827
MGE Energy, Inc.	7,971	585,869
Otter Tail Corp.	8,873	496,622
PNM Resources, Inc.	18,210	901,031
Portland General Electric Company	18,973	891,541
Via Renewables, Inc.	7,205	73,419
		3,612,309
Gas utilities – 0.7%
Brookfield Infrastructure Corp., Class A	11,816	707,542
Chesapeake Utilities Corp.	3,656	438,903
New Jersey Resources Corp.	21,085	733,969
Northwest Natural Holding Company	7,041	323,816
ONE Gas, Inc.	11,356	719,630
South Jersey Industries, Inc.	22,320	474,523
Southwest Gas Holdings, Inc.	12,226	817,675
Spire, Inc.	10,942	669,432
		4,885,490
Independent power and renewable electricity producers – 0.3%
Clearway Energy, Inc., Class A	8,655	244,071
Clearway Energy, Inc., Class C	16,778	507,870
Ormat Technologies, Inc.	9,767	650,580
Sunnova Energy International, Inc. (A)	18,841	620,623
		2,023,144
Multi-utilities – 0.3%
Avista Corp.	15,068	589,460
Black Hills Corp.	13,429	842,804
NorthWestern Corp.	10,944	627,091
Unitil Corp.	3,819	163,377
		2,222,732
Water utilities – 0.4%
American States Water Company	7,766	664,148
Artesian Resources Corp., Class A	2,919	111,418
California Water Service Group	11,076	652,709
Global Water Resources, Inc.	2,852	53,389
Middlesex Water Company	3,708	381,108
Pure Cycle Corp. (A)	6,277	83,547
SJW Group	6,130	404,948

216

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
The York Water Company	3,472	$151,657
		2,502,924
		15,246,599
TOTAL COMMON STOCKS (Cost $460,140,446)		$640,294,437
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(E)	88,114	63,442
TOTAL RIGHTS (Cost $26,845)		$63,442
WARRANTS – 0.0%
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)(B)	668	3,901
TOTAL WARRANTS (Cost $0)		$3,901
SHORT-TERM INVESTMENTS – 5.0%
U.S. Government – 2.1%
U.S. Treasury Bill
0.050%, 10/28/2021 *	$6,000,000	5,999,702
0.051%, 10/12/2021 *	8,000,000	7,999,930
		13,999,632
Short-term funds – 1.6%
John Hancock Collateral Trust, 0.0303% (F)(G)	1,050,506	10,511,576
Repurchase agreement – 1.3%
Repurchase Agreement with State Street Corp. dated 9-30-21 at 0.000% to be repurchased at $8,876,000 on 10-1-21, collateralized by $9,052,200 U.S. Treasury Notes, 0.125% due 12-31-22 (valued at $9,053,617)	$8,876,000	8,876,000
TOTAL SHORT-TERM INVESTMENTS (Cost $33,387,436)		$33,387,208
Total Investments (Small Cap Index Trust) (Cost $493,554,727) – 101.8%		$673,748,988
Other assets and liabilities, net – (1.8%)		(12,096,321)
TOTAL NET ASSETS – 100.0%		$661,652,667
Small Cap Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $24,796,342. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $14,709,717 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 9-30-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	230	Long	Dec 2021	$25,821,038	$25,309,199	$(511,839)
						$(511,839)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.5%
Communication services – 2.2%
Diversified telecommunication services – 0.3%
ATN International, Inc.	1,281	$60,015
Consolidated Communications Holdings, Inc. (A)	4,985	45,812
Liberty Latin America, Ltd., Class A (A)	4,204	54,988
Liberty Latin America, Ltd., Class C (A)	11,346	148,860
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Lumen Technologies, Inc.	11,654	$144,393
		454,068
Entertainment – 0.6%
Ballantyne Strong, Inc. (A)	1,114	3,420
Liberty Media Corp.-Liberty Formula One, Series A (A)	2,022	95,135

217

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Liberty Media Corp.-Liberty Formula One, Series C (A)	11,028	$566,949
Lions Gate Entertainment Corp., Class A (A)	5,809	82,430
Lions Gate Entertainment Corp., Class B (A)	8,534	110,942
Madison Square Garden Entertainment Corp. (A)	1,034	75,141
Reading International, Inc., Class A (A)	1,100	5,566
The Marcus Corp. (A)	2,916	50,884
		990,467
Interactive media and services – 0.1%
Cars.com, Inc. (A)	5,579	70,574
DHI Group, Inc. (A)	5,212	24,809
QuinStreet, Inc. (A)	1,887	33,136
Yelp, Inc. (A)	1,685	62,749
		191,268
Media – 1.0%
AMC Networks, Inc., Class A (A)	1,328	61,872
Audacy, Inc. (A)	6,702	24,663
Beasley Broadcast Group, Inc., Class A (A)	502	1,335
Boston Omaha Corp., Class A (A)	1,631	63,250
comScore, Inc. (A)	2,845	11,096
DallasNews Corp.	1,059	7,360
Entravision Communications Corp., Class A	5,075	36,033
Fluent, Inc. (A)	5,600	12,712
Gannett Company, Inc. (A)	7,195	48,063
Gray Television, Inc.	6,546	149,380
Hemisphere Media Group, Inc. (A)	951	11,583
John Wiley & Sons, Inc., Class A	1,937	101,131
Meredith Corp. (A)	2,602	144,931
Nexstar Media Group, Inc., Class A	1,859	282,494
Scholastic Corp.	1,876	66,879
TEGNA, Inc.	8,149	160,698
The EW Scripps Company, Class A	5,843	105,525
The Interpublic Group of Companies, Inc.	9,493	348,108
		1,637,113
Wireless telecommunication services – 0.2%
Spok Holdings, Inc.	3,863	39,480
Telephone & Data Systems, Inc.	7,131	139,055
United States Cellular Corp. (A)	2,570	81,957
		260,492
		3,533,408
Consumer discretionary – 13.2%
Auto components – 2.5%
Adient PLC (A)	3,399	140,889
American Axle & Manufacturing Holdings, Inc. (A)	6,125	53,961
Autoliv, Inc.	4,547	389,769
BorgWarner, Inc.	11,710	505,989
Cooper-Standard Holdings, Inc. (A)	1,311	28,724
Dana, Inc.	8,889	197,691
Dorman Products, Inc. (A)	4,514	427,340
Fox Factory Holding Corp. (A)	8,193	1,184,216
Gentex Corp.	854	28,165
Gentherm, Inc. (A)	420	33,991
LCI Industries	237	31,907
Lear Corp.	2,351	367,884
Modine Manufacturing Company (A)	4,925	55,800
Motorcar Parts of America, Inc. (A)	1,585	30,908
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Patrick Industries, Inc.	647	$53,895
Standard Motor Products, Inc.	1,901	83,093
Stoneridge, Inc. (A)	1,672	34,092
Strattec Security Corp. (A)	924	35,944
The Goodyear Tire & Rubber Company (A)	17,683	312,989
		3,997,247
Automobiles – 0.2%
Harley-Davidson, Inc.	2,967	108,622
Thor Industries, Inc.	1,162	142,647
Winnebago Industries, Inc.	1,123	81,361
		332,630
Distributors – 0.0%
Weyco Group, Inc.	1,316	29,821
Diversified consumer services – 1.0%
Adtalem Global Education, Inc. (A)	3,782	142,997
American Public Education, Inc. (A)	1,450	37,135
Carriage Services, Inc.	1,797	80,128
Graham Holdings Company, Class B	347	204,439
Grand Canyon Education, Inc. (A)	8,328	732,531
Houghton Mifflin Harcourt Company (A)	5,833	78,337
Laureate Education, Inc., Class A (A)	3,940	66,941
Lincoln Educational Services Corp. (A)	1,100	7,359
OneSpaWorld Holdings, Ltd. (A)	3,242	32,323
Perdoceo Education Corp. (A)	5,378	56,792
Stride, Inc. (A)	2,888	103,795
Universal Technical Institute, Inc. (A)	3,087	20,868
Zovio, Inc. (A)	3,463	8,277
		1,571,922
Hotels, restaurants and leisure – 1.0%
Ark Restaurants Corp. (A)	64	992
Biglari Holdings, Inc., Class A (A)	3	2,460
Biglari Holdings, Inc., Class B (A)	102	17,525
Bluegreen Vacations Holding Corp. (A)	348	8,978
Carrols Restaurant Group, Inc.	1,688	6,178
Churchill Downs, Inc.	3,074	738,006
Chuy's Holdings, Inc. (A)	18,666	588,539
Del Taco Restaurants, Inc.	2,438	21,284
Dover Motorsports, Inc.	400	968
El Pollo Loco Holdings, Inc. (A)	2,613	44,160
Fiesta Restaurant Group, Inc. (A)	1,348	14,774
Marriott Vacations Worldwide Corp.	601	94,555
Monarch Casino & Resort, Inc. (A)	1,074	71,947
Playa Hotels & Resorts NV (A)	2,743	22,739
RCI Hospitality Holdings, Inc.	396	27,130
		1,660,235
Household durables – 2.2%
Bassett Furniture Industries, Inc.	1,234	22,348
Beazer Homes USA, Inc. (A)	1,614	27,842
Cavco Industries, Inc. (A)	510	120,737
Century Communities, Inc.	1,378	84,678
Ethan Allen Interiors, Inc.	1,706	40,432
Flexsteel Industries, Inc.	1,118	34,524
Green Brick Partners, Inc. (A)	900	18,468
Hooker Furnishings Corp.	1,821	49,149
iRobot Corp. (A)	743	58,326
KB Home	6,043	235,194
La-Z-Boy, Inc.	3,039	97,947
Legacy Housing Corp. (A)	585	10,512
LGI Homes, Inc. (A)	1,066	151,276
Lifetime Brands, Inc.	2,931	53,315
M/I Homes, Inc. (A)	2,195	126,871
MDC Holdings, Inc.	4,059	189,636

218

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Meritage Homes Corp. (A)	2,251	$218,347
Mohawk Industries, Inc. (A)	2,920	518,008
Newell Brands, Inc.	4,663	103,239
PulteGroup, Inc.	1,553	71,314
Taylor Morrison Home Corp. (A)	6,235	160,738
Toll Brothers, Inc.	8,961	495,454
TopBuild Corp. (A)	2,058	421,499
Tri Pointe Homes, Inc. (A)	9,765	205,260
Universal Electronics, Inc. (A)	745	36,691
VOXX International Corp. (A)	3,131	35,850
		3,587,655
Internet and direct marketing retail – 0.2%
1-800-Flowers.com, Inc., Class A (A)	890	27,154
Lands' End, Inc. (A)	1,503	35,381
Liquidity Services, Inc. (A)	1,691	36,543
Qurate Retail, Inc., Series A	22,636	230,661
Stamps.com, Inc. (A)	58	19,128
		348,867
Leisure products – 0.3%
Acushnet Holdings Corp.	3,375	157,613
American Outdoor Brands, Inc. (A)	614	15,080
Callaway Golf Company (A)	1,265	34,952
Escalade, Inc.	3,529	66,733
Johnson Outdoors, Inc., Class A	766	81,043
Nautilus, Inc. (A)	1,580	14,710
Smith & Wesson Brands, Inc.	859	17,833
Vista Outdoor, Inc. (A)	3,182	128,266
		516,230
Multiline retail – 0.9%
Big Lots, Inc.	2,327	100,899
Dillard's, Inc., Class A	2,339	403,524
Franchise Group, Inc.	300	10,623
Kohl's Corp.	8,128	382,748
Macy's, Inc.	12,243	276,692
Ollie's Bargain Outlet Holdings, Inc. (A)	4,895	295,071
		1,469,557
Specialty retail – 4.0%
Abercrombie & Fitch Company, Class A (A)	4,970	187,021
Advance Auto Parts, Inc.	1,445	301,846
American Eagle Outfitters, Inc.	3,470	89,526
America's Car-Mart, Inc. (A)	338	39,472
Asbury Automotive Group, Inc. (A)	712	140,079
AutoNation, Inc. (A)	5,555	676,377
Barnes & Noble Education, Inc. (A)	6,174	61,678
Bed Bath & Beyond, Inc. (A)	1,739	30,041
Big 5 Sporting Goods Corp. (B)	2,004	46,172
Boot Barn Holdings, Inc. (A)	2,080	184,850
Build-A-Bear Workshop, Inc. (A)	2,470	41,842
Chico's FAS, Inc. (A)	8,871	39,831
Citi Trends, Inc. (A)	866	63,183
Conn's, Inc. (A)	2,177	49,701
Dick's Sporting Goods, Inc.	3,608	432,130
Five Below, Inc. (A)	3,782	668,695
Foot Locker, Inc.	4,562	208,301
Genesco, Inc. (A)	1,311	75,684
Group 1 Automotive, Inc.	1,593	299,293
Guess?, Inc.	5,350	112,404
Haverty Furniture Companies, Inc.	1,613	54,374
Hibbett, Inc.	1,098	77,673
Lithia Motors, Inc.	3,146	997,408
Lumber Liquidators Holdings, Inc. (A)	1,480	27,646
MarineMax, Inc. (A)	2,016	97,816
Monro, Inc.	1,145	65,849
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Penske Automotive Group, Inc.	4,329	$435,497
Shoe Carnival, Inc.	2,304	74,696
Signet Jewelers, Ltd.	3,675	290,178
Sonic Automotive, Inc., Class A	1,522	79,966
The Aaron's Company, Inc.	1,356	37,344
The Buckle, Inc.	753	29,811
The Cato Corp., Class A	1,957	32,369
The Container Store Group, Inc. (A)	2,221	21,144
The Gap, Inc.	1,861	42,245
The ODP Corp. (A)	3,276	131,564
Tilly's, Inc., Class A	712	9,975
Urban Outfitters, Inc. (A)	4,015	119,205
Zumiez, Inc. (A)	1,822	72,443
		6,445,329
Textiles, apparel and luxury goods – 0.9%
Capri Holdings, Ltd. (A)	3,763	182,167
Culp, Inc.	334	4,302
Delta Apparel, Inc. (A)	500	13,655
Fossil Group, Inc. (A)	3,231	38,287
G-III Apparel Group, Ltd. (A)	3,404	96,333
Lakeland Industries, Inc. (A)	1,110	23,310
Movado Group, Inc.	1,758	55,359
Oxford Industries, Inc.	4,559	411,085
PVH Corp. (A)	2,908	298,913
Ralph Lauren Corp.	189	20,987
Rocky Brands, Inc.	1,478	70,368
Steven Madden, Ltd.	820	32,931
Superior Group of Companies, Inc.	663	15,441
Tapestry, Inc.	1,138	42,129
Unifi, Inc. (A)	2,453	53,794
Vera Bradley, Inc. (A)	2,034	19,140
		1,378,201
		21,337,694
Consumer staples – 4.5%
Beverages – 0.3%
MGP Ingredients, Inc.	571	37,172
Molson Coors Beverage Company, Class B	10,060	466,583
		503,755
Food and staples retailing – 1.3%
Casey's General Stores, Inc.	162	30,529
Grocery Outlet Holding Corp. (A)	1,730	37,316
Ingles Markets, Inc., Class A	1,895	125,127
Natural Grocers by Vitamin Cottage, Inc.	1,014	11,377
Performance Food Group Company (A)	12,502	580,843
PriceSmart, Inc.	4,293	332,922
Rite Aid Corp. (A)(B)	3,864	54,869
SpartanNash Company	3,523	77,154
Sprouts Farmers Market, Inc. (A)	4,445	102,991
The Andersons, Inc.	3,384	104,329
U.S. Foods Holding Corp. (A)	10,363	359,182
United Natural Foods, Inc. (A)	4,429	214,452
Village Super Market, Inc., Class A	685	14,851
Weis Markets, Inc.	2,371	124,596
		2,170,538
Food products – 2.5%
Alico, Inc.	341	11,676
B&G Foods, Inc. (B)	1,941	58,016
Bunge, Ltd.	7,506	610,388
Cal-Maine Foods, Inc.	1,161	41,982
Darling Ingredients, Inc. (A)	7,224	519,406
Farmer Brothers Company (A)	1,069	8,990
Flowers Foods, Inc.	6,450	152,414

219

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Fresh Del Monte Produce, Inc.	2,635	$84,900
Hostess Brands, Inc. (A)	4,123	71,617
Ingredion, Inc.	3,644	324,352
J&J Snack Foods Corp.	853	130,355
John B. Sanfilippo & Son, Inc.	400	32,688
Krispy Kreme, Inc. (A)	26,525	371,350
Landec Corp. (A)	3,130	28,859
Limoneira Company	199	3,218
Pilgrim's Pride Corp. (A)	4,322	125,684
Post Holdings, Inc. (A)	3,484	383,797
Sanderson Farms, Inc.	1,082	203,632
Seaboard Corp.	52	213,199
Seneca Foods Corp., Class A (A)	1,409	67,942
The Hain Celestial Group, Inc. (A)	3,757	160,724
The J.M. Smucker Company	1,448	173,803
The Simply Good Foods Company (A)	1,707	58,874
Tootsie Roll Industries, Inc.	1,396	42,480
TreeHouse Foods, Inc. (A)	1,806	72,023
		3,952,369
Household products – 0.2%
Central Garden & Pet Company (A)	1,553	74,544
Central Garden & Pet Company, Class A (A)	3,288	141,384
Oil-Dri Corp. of America	531	18,585
Spectrum Brands Holdings, Inc.	1,089	104,185
		338,698
Personal products – 0.1%
Edgewell Personal Care Company	3,300	119,790
Natural Alternatives International, Inc. (A)	200	2,696
Nature's Sunshine Products, Inc.	1,118	16,379
Nu Skin Enterprises, Inc., Class A	2,131	86,242
		225,107
Tobacco – 0.1%
Universal Corp.	1,975	95,452
		7,285,919
Energy – 6.1%
Energy equipment and services – 1.0%
Archrock, Inc.	10,702	88,292
ChampionX Corp. (A)	7,217	161,372
Dawson Geophysical Company (A)	3,948	9,831
Dril-Quip, Inc. (A)	2,386	60,079
Exterran Corp. (A)	4,737	21,032
Frank's International NV (A)	13,259	38,981
Geospace Technologies Corp. (A)	516	4,928
Gulf Island Fabrication, Inc. (A)	3,019	11,985
Helix Energy Solutions Group, Inc. (A)	12,029	46,673
Helmerich & Payne, Inc.	4,237	116,136
Liberty Oilfield Services, Inc., Class A (A)	9,594	116,375
Nabors Industries, Ltd. (A)	597	57,599
National Energy Services Reunited Corp. (A)	3,117	39,025
Natural Gas Services Group, Inc. (A)	2,620	27,196
Newpark Resources, Inc. (A)	6,750	22,275
NexTier Oilfield Solutions, Inc. (A)	11,003	50,614
NOV, Inc. (A)	2,128	27,898
Oceaneering International, Inc. (A)	5,817	77,482
Oil States International, Inc. (A)	4,041	25,822
Patterson-UTI Energy, Inc.	12,012	108,108
ProPetro Holding Corp. (A)	7,061	61,078
RPC, Inc. (A)	12,691	61,678
SEACOR Marine Holdings, Inc. (A)	2,432	11,260
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Select Energy Services, Inc., Class A (A)	5,093	$26,433
Technip Energies NV, ADR (A)	2,809	44,017
TechnipFMC PLC (A)	20,822	156,790
Tidewater, Inc. (A)	2,791	33,659
Transocean, Ltd. (A)(B)	13,252	50,225
U.S. Silica Holdings, Inc. (A)	4,282	34,213
		1,591,056
Oil, gas and consumable fuels – 5.1%
Adams Resources & Energy, Inc.	724	21,988
Antero Midstream Corp.	26,090	271,858
Antero Resources Corp. (A)	20,791	391,079
APA Corp.	368	7,886
Ardmore Shipping Corp. (A)	1,174	4,872
Berry Corp.	3,197	23,050
Bonanza Creek Energy, Inc.	1,183	56,666
Cabot Oil & Gas Corp.	11,436	248,847
Callon Petroleum Company (A)	1,879	92,221
Centennial Resource Development, Inc., Class A (A)	11,699	78,383
Chesapeake Energy Corp.	176	10,840
Clean Energy Fuels Corp. (A)	9,682	78,908
CNX Resources Corp. (A)	15,258	192,556
Comstock Resources, Inc. (A)	12,010	124,304
CONSOL Energy, Inc. (A)	4,596	119,588
Continental Resources, Inc.	11,202	516,972
CVR Energy, Inc.	1,951	32,504
Delek US Holdings, Inc. (A)	5,312	95,457
Denbury, Inc. (A)	2,036	143,029
Devon Energy Corp.	17,092	606,937
DHT Holdings, Inc.	10,864	70,942
Dorian LPG, Ltd.	3,417	42,405
Earthstone Energy, Inc., Class A (A)	1,600	14,720
EnLink Midstream LLC (A)	15,546	106,024
EQT Corp. (A)	15,832	323,923
Equitrans Midstream Corp.	25,675	260,345
Green Plains, Inc. (A)	5,268	172,000
HollyFrontier Corp.	8,800	291,544
International Seaways, Inc.	2,070	37,715
Kosmos Energy, Ltd. (A)	21,319	63,104
Laredo Petroleum, Inc. (A)	56	4,540
Magnolia Oil & Gas Corp., Class A	37,363	664,688
Marathon Oil Corp.	42,707	583,805
Matador Resources Company	5,228	198,873
Murphy Oil Corp.	10,625	265,306
NACCO Industries, Inc., Class A	700	20,888
Nordic American Tankers, Ltd.	2,259	5,783
Overseas Shipholding Group, Inc., Class A (A)	5,561	11,567
Par Pacific Holdings, Inc. (A)	399	6,272
PBF Energy, Inc., Class A (A)	7,833	101,594
PDC Energy, Inc.	6,240	295,714
Peabody Energy Corp. (A)	6,070	89,775
Penn Virginia Corp. (A)	651	17,362
PHX Minerals, Inc.	557	1,704
Range Resources Corp. (A)	18,052	408,517
Renewable Energy Group, Inc. (A)	3,442	172,788
REX American Resources Corp. (A)	429	34,264
SandRidge Energy, Inc. (A)	1,746	22,715
Scorpio Tankers, Inc.	2,441	45,256
SFL Corp., Ltd.	10,526	88,208
SilverBow Resources, Inc. (A)	324	7,938
SM Energy Company	5,199	137,150
Talos Energy, Inc. (A)	5,072	69,841
Targa Resources Corp.	4,019	197,775
Teekay Corp. (A)	286	1,047

220

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Teekay Tankers, Ltd., Class A (A)	2,780	$40,393
Whiting Petroleum Corp. (A)	2,713	158,466
World Fuel Services Corp.	3,166	106,441
		8,259,337
		9,850,393
Financials – 21.0%
Banks – 11.6%
1st Source Corp.	2,092	98,826
Allegiance Bancshares, Inc.	308	11,750
Amerant Bancorp, Inc. (A)	686	16,972
American National Bankshares, Inc.	991	32,743
Ameris Bancorp	15,149	785,930
Arrow Financial Corp.	1,086	37,302
Associated Banc-Corp.	14,499	310,569
Atlantic Capital Bancshares, Inc. (A)	1,267	33,563
Atlantic Union Bankshares Corp.	13,738	506,245
Banc of California, Inc.	4,665	86,256
BancorpSouth Bank	7,247	215,816
Bank of Commerce Holdings	2,506	38,016
Bank of Marin Bancorp	2,443	92,223
Bank OZK	8,966	385,359
BankFinancial Corp.	2,146	24,636
BankUnited, Inc.	2,347	98,152
Banner Corp.	3,379	186,555
Bar Harbor Bankshares	1,690	47,405
BCB Bancorp, Inc.	1,477	21,801
Berkshire Hills Bancorp, Inc.	3,539	95,482
BOK Financial Corp.	4,528	405,482
Brookline Bancorp, Inc.	6,310	96,291
Bryn Mawr Bank Corp.	1,669	76,691
Business First Bancshares, Inc.	500	11,695
Byline Bancorp, Inc.	683	16,774
C&F Financial Corp.	627	33,300
Cadence BanCorp	5,634	123,723
Cambridge Bancorp	121	10,648
Camden National Corp.	1,722	82,484
Capital City Bank Group, Inc.	1,865	46,140
Capstar Financial Holdings, Inc.	600	12,744
Cathay General Bancorp	2,466	102,068
CBTX, Inc.	807	21,289
Central Pacific Financial Corp.	2,460	63,173
Chemung Financial Corp.	723	32,752
CIT Group, Inc.	3,539	183,851
Citizens & Northern Corp.	500	12,630
City Holding Company	400	31,164
Civista Bancshares, Inc.	1,114	25,878
CNB Financial Corp.	1,562	38,019
Columbia Banking System, Inc.	3,208	121,872
Comerica, Inc.	4,457	358,789
Community Trust Bancorp, Inc.	1,347	56,709
ConnectOne Bancorp, Inc.	1,273	38,203
CrossFirst Bankshares, Inc. (A)	1,824	23,712
Customers Bancorp, Inc. (A)	2,568	110,475
CVB Financial Corp.	3,612	73,576
Dime Community Bancshares, Inc.	3,390	110,717
Eagle Bancorp, Inc.	1,290	74,175
Enterprise Bancorp, Inc.	246	8,844
Enterprise Financial Services Corp.	1,485	67,241
Equity Bancshares, Inc., Class A	1,097	36,618
FB Financial Corp.	1,189	50,984
Financial Institutions, Inc.	1,481	45,393
First Bancorp (North Carolina)	2,905	124,944
First Bancorp (Puerto Rico)	14,979	196,974
First Bank	900	12,681
First Busey Corp.	2,457	60,516
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Business Financial Services, Inc.	1,366	$39,218
First Commonwealth Financial Corp.	8,341	113,688
First Community Bankshares, Inc.	2,201	69,816
First Financial Bancorp	7,516	175,950
First Financial Corp.	1,432	60,216
First Financial Northwest, Inc.	1,100	18,007
First Foundation, Inc.	1,677	44,105
First Hawaiian, Inc.	5,863	172,079
First Horizon Corp.	25,469	414,890
First Internet Bancorp	777	24,227
First Interstate BancSystem, Inc., Class A	1,946	78,346
First Merchants Corp.	4,369	182,799
First Mid Bancshares, Inc.	349	14,330
First Midwest Bancorp, Inc.	6,300	119,763
First Northwest Bancorp	800	14,048
Flushing Financial Corp.	2,921	66,015
FNB Corp.	16,986	197,377
Fulton Financial Corp.	11,240	171,747
German American Bancorp, Inc.	755	29,166
Great Southern Bancorp, Inc.	1,117	61,223
Great Western Bancorp, Inc.	3,019	98,842
Guaranty Bancshares, Inc.	293	10,504
Hancock Whitney Corp.	7,556	356,039
Hanmi Financial Corp.	3,082	61,825
HarborOne Bancorp, Inc.	4,217	59,207
Heartland Financial USA, Inc.	2,428	116,738
Heritage Commerce Corp.	3,825	44,485
Heritage Financial Corp.	1,981	50,516
Hilltop Holdings, Inc.	4,528	147,930
Home BancShares, Inc.	1,178	27,718
HomeTrust Bancshares, Inc.	560	15,669
Hope Bancorp, Inc.	10,431	150,624
Horizon Bancorp, Inc.	3,849	69,936
Independent Bank Corp. (Massachusetts)	744	56,656
Independent Bank Corp. (Michigan)	1,806	38,793
Independent Bank Group, Inc.	1,953	138,741
International Bancshares Corp.	4,680	194,875
Investar Holding Corp.	500	11,010
Investors Bancorp, Inc.	18,672	282,134
Lakeland Bancorp, Inc.	3,580	63,115
LCNB Corp.	600	10,584
Macatawa Bank Corp.	5,091	40,881
Mercantile Bank Corp.	1,666	53,362
Metropolitan Bank Holding Corp. (A)	456	38,441
Midland States Bancorp, Inc.	1,070	26,461
MidWestOne Financial Group, Inc.	1,343	40,505
MVB Financial Corp.	300	12,849
National Bank Holdings Corp., Class A	1,336	54,081
National Bankshares, Inc.	622	22,585
NBT Bancorp, Inc.	2,964	107,060
Nicolet Bankshares, Inc. (A)	565	41,912
Northeast Bank	770	25,964
Northrim BanCorp, Inc.	1,530	65,040
Norwood Financial Corp.	1,188	30,543
OceanFirst Financial Corp.	1,393	29,824
OFG Bancorp	4,124	104,007
Old National Bancorp	10,998	186,416
Old Second Bancorp, Inc.	2,721	35,536
Origin Bancorp, Inc.	1,115	47,220
Orrstown Financial Services, Inc.	500	11,700
Pacific Mercantile Bancorp (A)	1,962	18,070
Pacific Premier Bancorp, Inc.	3,858	159,876
PacWest Bancorp	6,584	298,387
Park National Corp.	315	38,414

221

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Peapack-Gladstone Financial Corp.	1,625	$54,210
Penns Woods Bancorp, Inc.	1,188	28,227
Peoples Bancorp, Inc.	3,445	108,896
People's United Financial, Inc.	22,779	397,949
Pinnacle Financial Partners, Inc.	10,580	995,366
Popular, Inc.	5,455	423,690
Preferred Bank	589	39,275
Primis Financial Corp.	3,850	55,671
Prosperity Bancshares, Inc.	5,378	382,537
QCR Holdings, Inc.	1,211	62,294
RBB Bancorp	1,075	27,101
Reliant Bancorp, Inc.	400	12,636
Renasant Corp.	3,529	127,220
Republic Bancorp, Inc., Class A	1,449	73,392
Republic First Bancorp, Inc. (A)	2,700	8,316
S&T Bancorp, Inc.	3,436	101,259
Sandy Spring Bancorp, Inc.	2,800	128,296
Seacoast Banking Corp. of Florida	1,753	59,269
Shore Bancshares, Inc.	2,225	39,449
Sierra Bancorp	1,759	42,709
Simmons First National Corp., Class A	5,235	154,747
SmartFinancial, Inc.	500	12,925
Southern First Bancshares, Inc. (A)	537	28,730
Southside Bancshares, Inc.	374	14,320
SouthState Corp.	2,447	182,717
Spirit of Texas Bancshares, Inc.	500	12,100
Sterling Bancorp	10,264	256,189
Synovus Financial Corp.	3,632	159,408
Texas Capital Bancshares, Inc. (A)	2,286	137,206
The Bancorp, Inc. (A)	3,253	82,789
The Bank of NT Butterfield & Son, Ltd.	445	15,802
The Community Financial Corp.	300	11,061
The First Bancorp, Inc.	1,769	51,549
The First Bancshares, Inc.	1,011	39,207
The First of Long Island Corp.	1,039	21,403
Towne Bank	3,708	115,356
TriCo Bancshares	721	31,291
TriState Capital Holdings, Inc. (A)	2,342	49,533
Triumph Bancorp, Inc. (A)	718	71,893
Trustmark Corp.	4,932	158,909
UMB Financial Corp.	789	76,304
Umpqua Holdings Corp.	12,930	261,833
United Bankshares, Inc.	7,106	258,516
United Community Banks, Inc.	4,271	140,174
Univest Financial Corp.	2,067	56,615
Valley National Bancorp	23,485	312,585
Veritex Holdings, Inc.	1,384	54,474
Washington Trust Bancorp, Inc.	1,035	54,834
Webster Financial Corp.	466	25,378
WesBanco, Inc.	5,027	171,320
Westamerica BanCorp	169	9,508
Wintrust Financial Corp.	3,040	244,325
Zions Bancorp NA	8,731	540,362
		18,668,030
Capital markets – 2.0%
Blucora, Inc. (A)	5,563	86,727
Cowen, Inc., Class A	2,484	85,226
Houlihan Lokey, Inc.	5,249	483,433
Invesco, Ltd.	24,463	589,803
Janus Henderson Group PLC	8,689	359,116
Jefferies Financial Group, Inc.	9,310	345,680
Oppenheimer Holdings, Inc., Class A	1,674	75,815
PJT Partners, Inc., Class A	6,048	478,457
Stifel Financial Corp.	9,355	635,766
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
StoneX Group, Inc. (A)	1,346	$88,701
		3,228,724
Consumer finance – 1.0%
Ally Financial, Inc.	1,482	75,656
Encore Capital Group, Inc. (A)	1,949	96,027
Enova International, Inc. (A)	1,321	45,641
EZCORP, Inc., Class A (A)	3,087	23,369
LendingClub Corp. (A)	3,292	92,966
Navient Corp.	15,325	302,362
Nelnet, Inc., Class A	2,648	209,828
Nicholas Financial, Inc. (A)	75	923
OneMain Holdings, Inc.	252	13,943
PRA Group, Inc. (A)	2,487	104,802
Regional Management Corp.	573	33,337
Santander Consumer USA Holdings, Inc.	15,045	627,377
		1,626,231
Diversified financial services – 0.3%
California First Leasing Corp.	880	15,928
Cannae Holdings, Inc. (A)	2,357	73,326
Equitable Holdings, Inc.	1,128	33,434
Marlin Business Services Corp.	1,698	37,747
NewStar Financial, Inc. (A)(C)	5,739	583
Voya Financial, Inc.	6,477	397,623
		558,641
Insurance – 4.5%
Alleghany Corp. (A)	918	573,208
Ambac Financial Group, Inc. (A)	1,536	21,996
American Equity Investment Life Holding Company	7,384	218,345
American National Group, Inc.	1,352	255,569
Argo Group International Holdings, Ltd.	2,597	135,615
Assured Guaranty, Ltd.	5,779	270,515
Athene Holding, Ltd., Class A (A)	9,251	637,116
Axis Capital Holdings, Ltd.	4,518	208,009
Brighthouse Financial, Inc. (A)	2,584	116,874
CNA Financial Corp.	1,354	56,814
CNO Financial Group, Inc.	7,991	188,108
Donegal Group, Inc., Class A	2,876	41,673
Employers Holdings, Inc.	2,283	90,156
Enstar Group, Ltd. (A)	824	193,418
Everest Re Group, Ltd.	2,137	535,917
FedNat Holding Company	1,090	2,692
Fidelity National Financial, Inc.	2,514	113,985
First American Financial Corp.	3,118	209,062
Genworth Financial, Inc., Class A (A)	14,291	53,591
Global Indemnity Group LLC, Class A	1,190	31,833
Globe Life, Inc.	1,689	150,372
Greenlight Capital Re, Ltd., Class A (A)	2,616	19,332
Hallmark Financial Services, Inc. (A)	4,008	14,629
Heritage Insurance Holdings, Inc.	657	4,474
Horace Mann Educators Corp.	3,303	131,426
Independence Holding Company	1,947	96,552
Investors Title Company	189	34,511
Kemper Corp.	2,340	156,289
Lincoln National Corp.	8,094	556,463
MBIA, Inc. (A)	4,333	55,679
Mercury General Corp.	1,211	67,416
National Western Life Group, Inc., Class A	221	46,540
Old Republic International Corp.	13,924	322,062
ProAssurance Corp.	2,566	61,019
Reinsurance Group of America, Inc.	3,624	403,206
RenaissanceRe Holdings, Ltd.	1,784	248,690
Safety Insurance Group, Inc.	612	48,501

222

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
SiriusPoint, Ltd. (A)	2,292	$21,224
State Auto Financial Corp.	3,187	162,378
Stewart Information Services Corp.	1,817	114,943
Tiptree, Inc.	2,600	26,052
United Fire Group, Inc.	1,897	43,821
United Insurance Holdings Corp.	5,283	19,177
Universal Insurance Holdings, Inc.	2,200	28,688
Unum Group	10,883	272,728
White Mountains Insurance Group, Ltd.	168	179,694
		7,240,362
Thrifts and mortgage finance – 1.6%
Capitol Federal Financial, Inc.	11,378	130,733
ESSA Bancorp, Inc.	897	14,890
Federal Agricultural Mortgage Corp., Class C	594	64,461
Flagstar Bancorp, Inc.	3,861	196,062
FS Bancorp, Inc.	400	13,844
Home Bancorp, Inc.	902	34,889
HomeStreet, Inc.	1,802	74,152
Kearny Financial Corp.	5,361	66,637
Merchants Bancorp	341	13,459
Meridian Bancorp, Inc.	1,625	33,735
Meta Financial Group, Inc.	2,595	136,186
MGIC Investment Corp.	9,993	149,495
Mr. Cooper Group, Inc. (A)	3,087	127,092
New York Community Bancorp, Inc.	24,244	312,020
NMI Holdings, Inc., Class A (A)	2,152	48,657
Northfield Bancorp, Inc.	4,119	70,682
Northwest Bancshares, Inc.	7,430	98,670
OP Bancorp	1,000	10,260
Premier Financial Corp.	1,989	63,330
Provident Financial Holdings, Inc.	1,778	30,368
Provident Financial Services, Inc.	4,010	94,115
Prudential Bancorp, Inc.	1,696	25,881
Radian Group, Inc.	10,338	234,879
Riverview Bancorp, Inc.	5,483	39,861
Southern Missouri Bancorp, Inc.	1,012	45,429
Territorial Bancorp, Inc.	1,722	43,704
TrustCo Bank Corp. NY	1,826	58,377
Washington Federal, Inc.	3,303	113,326
Waterstone Financial, Inc.	3,099	63,499
Western New England Bancorp, Inc.	4,739	40,424
WSFS Financial Corp.	2,604	133,611
		2,582,728
		33,904,716
Health care – 12.4%
Biotechnology – 3.5%
Achillion Pharmaceuticals, Inc. (A)(C)	10,940	16,452
Akebia Therapeutics, Inc. (A)	11,211	32,288
Albireo Pharma, Inc. (A)	15,950	497,640
Alkermes PLC (A)	2,813	86,753
AnaptysBio, Inc. (A)	1,489	40,382
Anika Therapeutics, Inc. (A)	533	22,684
Arena Pharmaceuticals, Inc. (A)	8,029	478,127
Biohaven Pharmaceutical Holding Company, Ltd. (A)	4,691	651,627
Catalyst Pharmaceuticals, Inc. (A)	2,300	12,190
Concert Pharmaceuticals, Inc. (A)	1,198	3,917
Deciphera Pharmaceuticals, Inc. (A)	11,905	404,532
Eagle Pharmaceuticals, Inc. (A)	236	13,164
Emergent BioSolutions, Inc. (A)	5,757	288,253
Enanta Pharmaceuticals, Inc. (A)	279	15,850
Halozyme Therapeutics, Inc. (A)	15,145	616,099
Insmed, Inc. (A)	14,645	403,323
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ligand Pharmaceuticals, Inc. (A)	122	$16,997
Myriad Genetics, Inc. (A)	1,132	36,552
OPKO Health, Inc. (A)(B)	2,204	8,045
Oyster Point Pharma, Inc. (A)	23,055	273,202
PDL BioPharma, Inc. (A)(C)	5,434	9,836
Travere Therapeutics, Inc. (A)	19,832	480,926
United Therapeutics Corp. (A)	874	161,323
Vanda Pharmaceuticals, Inc. (A)	3,697	63,367
Veracyte, Inc. (A)	8,888	412,848
Vericel Corp. (A)	13,252	646,698
		5,693,075
Health care equipment and supplies – 3.3%
AngioDynamics, Inc. (A)	4,876	126,483
AtriCure, Inc. (A)	10,068	700,229
Avanos Medical, Inc. (A)	3,807	118,778
Cardiovascular Systems, Inc. (A)	12,884	422,982
CryoLife, Inc. (A)	17,053	380,111
CryoPort, Inc. (A)	8,910	592,604
Envista Holdings Corp. (A)	8,580	358,730
FONAR Corp. (A)	463	7,158
Globus Medical, Inc., Class A (A)	10,607	812,708
ICU Medical, Inc. (A)	1,993	465,126
Inogen, Inc. (A)	200	8,618
Integer Holdings Corp. (A)	2,433	217,364
Integra LifeSciences Holdings Corp. (A)	8,441	578,040
IntriCon Corp. (A)	519	9,425
Invacare Corp. (A)	3,396	16,165
Kewaunee Scientific Corp. (A)	83	1,097
Lantheus Holdings, Inc. (A)	1,796	46,121
LENSAR, Inc. (A)	783	6,162
Meridian Bioscience, Inc. (A)	2,202	42,366
Merit Medical Systems, Inc. (A)	1,302	93,484
Natus Medical, Inc. (A)	1,669	41,859
NuVasive, Inc. (A)	1,932	115,630
Orthofix Medical, Inc. (A)	541	20,623
Surgalign Holdings, Inc. (A)	4,931	5,375
Utah Medical Products, Inc.	289	26,831
Varex Imaging Corp. (A)	1,166	32,881
		5,246,950
Health care providers and services – 3.1%
Acadia Healthcare Company, Inc. (A)	16,313	1,040,447
Addus HomeCare Corp. (A)	448	35,728
Brookdale Senior Living, Inc. (A)	12,258	77,225
Castle Biosciences, Inc. (A)	8,223	546,830
Covetrus, Inc. (A)	4,886	88,632
Cross Country Healthcare, Inc. (A)	2,734	58,070
Five Star Senior Living, Inc. (A)	2,100	9,198
HealthEquity, Inc. (A)	8,517	551,561
LHC Group, Inc. (A)	3,464	543,536
Magellan Health, Inc. (A)	1,268	119,889
MEDNAX, Inc. (A)	5,689	161,738
ModivCare, Inc. (A)	269	48,856
National HealthCare Corp.	1,428	99,931
Option Care Health, Inc. (A)	4,058	98,447
Owens & Minor, Inc.	4,390	137,363
Patterson Companies, Inc.	3,536	106,575
Premier, Inc., Class A	6,015	233,141
Select Medical Holdings Corp.	3,542	128,114
Star Equity Holdings, Inc. (A)	310	843
Surgery Partners, Inc. (A)	396	16,767
Triple-S Management Corp. (A)	2,760	97,621
Universal Health Services, Inc., Class B	2,530	350,076

223

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
US Physical Therapy, Inc.	3,529	$390,307
		4,940,895
Health care technology – 0.1%
Allscripts Healthcare Solutions, Inc. (A)	10,106	135,117
HealthStream, Inc. (A)	1,969	56,274
NextGen Healthcare, Inc. (A)	2,165	30,527
		221,918
Life sciences tools and services – 1.1%
Harvard Bioscience, Inc. (A)	6,562	45,803
Medpace Holdings, Inc. (A)	4,138	783,241
Syneos Health, Inc. (A)	9,961	871,388
		1,700,432
Pharmaceuticals – 1.3%
Amphastar Pharmaceuticals, Inc. (A)	600	11,406
ANI Pharmaceuticals, Inc. (A)	400	13,128
BioDelivery Sciences International, Inc. (A)	6,044	21,819
Cara Therapeutics, Inc. (A)	2,825	43,646
Cumberland Pharmaceuticals, Inc. (A)	956	2,581
Endo International PLC (A)	2,935	9,509
Innoviva, Inc. (A)	1,860	31,081
Jazz Pharmaceuticals PLC (A)	1,982	258,076
Organon & Company	695	22,789
Perrigo Company PLC	4,847	229,409
Phathom Pharmaceuticals, Inc. (A)	13,996	449,272
Prestige Consumer Healthcare, Inc. (A)	3,032	170,126
Satsuma Pharmaceuticals, Inc. (A)	2,208	10,289
SIGA Technologies, Inc. (A)	2,000	14,780
Supernus Pharmaceuticals, Inc. (A)	18,203	485,474
Taro Pharmaceutical Industries, Ltd. (A)	503	32,006
Zogenix, Inc. (A)	24,221	367,917
		2,173,308
		19,976,578
Industrials – 18.3%
Aerospace and defense – 0.5%
AAR Corp. (A)	3,093	100,306
AeroVironment, Inc. (A)	255	22,012
Astronics Corp. (A)	1,700	23,902
Curtiss-Wright Corp.	987	124,540
Ducommun, Inc. (A)	1,674	84,286
Kaman Corp.	1,770	63,136
Kratos Defense & Security Solutions, Inc. (A)	2,475	55,217
Maxar Technologies, Inc.	1,000	28,320
Mercury Systems, Inc. (A)	184	8,725
Moog, Inc., Class A	1,548	118,004
National Presto Industries, Inc.	244	20,028
Park Aerospace Corp.	2,083	28,495
SIFCO Industries, Inc. (A)	1,000	8,600
Textron, Inc.	1,297	90,544
Vectrus, Inc. (A)	1,029	51,738
		827,853
Air freight and logistics – 0.4%
Air Transport Services Group, Inc. (A)	1,670	43,103
Atlas Air Worldwide Holdings, Inc. (A)	2,473	201,995
Echo Global Logistics, Inc. (A)	1,896	90,458
Forward Air Corp.	886	73,556
Hub Group, Inc., Class A (A)	2,418	166,238
Radiant Logistics, Inc. (A)	1,875	11,981
		587,331
Airlines – 0.3%
Copa Holdings SA, Class A (A)	905	73,649
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Hawaiian Holdings, Inc. (A)	2,646	$57,312
JetBlue Airways Corp. (A)	2,074	31,711
Mesa Air Group, Inc. (A)	1,399	10,716
SkyWest, Inc. (A)	3,644	179,795
Spirit Airlines, Inc. (A)	4,452	115,485
		468,668
Building products – 1.6%
American Woodmark Corp. (A)	787	51,446
Apogee Enterprises, Inc.	2,405	90,813
Armstrong Flooring, Inc. (A)	1,831	5,731
Builders FirstSource, Inc. (A)	8,741	452,259
Carlisle Companies, Inc.	169	33,596
Gibraltar Industries, Inc. (A)	11,669	812,746
Griffon Corp.	2,832	69,667
Insteel Industries, Inc.	1,689	64,266
JELD-WEN Holding, Inc. (A)	9,650	241,540
Masonite International Corp. (A)	1,068	113,347
Owens Corning	1,092	93,366
PGT Innovations, Inc. (A)	1,494	28,535
Quanex Building Products Corp.	3,929	84,120
Resideo Technologies, Inc. (A)	4,107	101,813
Tecnoglass, Inc.	900	19,557
UFP Industries, Inc.	3,823	259,888
		2,522,690
Commercial services and supplies – 1.4%
ABM Industries, Inc.	5,148	231,711
ACCO Brands Corp.	6,712	57,656
Acme United Corp.	733	23,998
ADT, Inc.	13,007	105,227
Brady Corp., Class A	1,082	54,857
BrightView Holdings, Inc. (A)	3,879	57,254
CECO Environmental Corp. (A)	1,395	9,821
Civeo Corp. (A)	673	15,136
Clean Harbors, Inc. (A)	1,725	179,176
Deluxe Corp.	800	28,712
Ennis, Inc.	2,608	49,161
Harsco Corp. (A)	2,430	41,189
Heritage-Crystal Clean, Inc. (A)	1,877	54,395
Herman Miller, Inc.	1,960	73,814
HNI Corp.	1,502	55,153
Interface, Inc.	2,884	43,693
KAR Auction Services, Inc. (A)	3,101	50,825
Kimball International, Inc., Class B	1,715	19,208
Matthews International Corp., Class A	1,190	41,281
NL Industries, Inc.	3,260	18,778
Ritchie Brothers Auctioneers, Inc.	13,406	826,614
Steelcase, Inc., Class A	4,596	58,277
Team, Inc. (A)	2,106	6,339
UniFirst Corp.	371	78,882
Viad Corp. (A)	1,409	63,983
Vidler Water Resouces, Inc. (A)	2,493	28,370
Virco Manufacturing Corp. (A)	1,200	4,140
VSE Corp.	1,368	65,897
		2,343,547
Construction and engineering – 1.5%
API Group Corp. (A)(D)	2,846	57,916
Arcosa, Inc.	4,310	216,233
Argan, Inc.	854	37,294
Comfort Systems USA, Inc.	400	28,528
Concrete Pumping Holdings, Inc. (A)	1,800	15,372
Construction Partners, Inc., Class A (A)	936	31,234
Dycom Industries, Inc. (A)	4,156	296,073
EMCOR Group, Inc.	1,448	167,070
Fluor Corp. (A)	3,410	54,458

224

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Granite Construction, Inc.	3,746	$148,154
Great Lakes Dredge & Dock Corp. (A)	6,888	103,940
IES Holdings, Inc. (A)	237	10,829
MasTec, Inc. (A)	3,659	315,699
Matrix Service Company (A)	2,731	28,566
MYR Group, Inc. (A)	1,465	145,768
Northwest Pipe Company (A)	1,706	40,432
NV5 Global, Inc. (A)	533	52,538
Orion Group Holdings, Inc. (A)	4,263	23,191
Primoris Services Corp.	3,474	85,078
Quanta Services, Inc.	1,993	226,843
Sterling Construction Company, Inc. (A)	2,528	57,310
Tutor Perini Corp. (A)	4,167	54,088
WillScot Mobile Mini Holdings Corp. (A)	7,715	244,720
		2,441,334
Electrical equipment – 1.3%
Acuity Brands, Inc.	150	26,006
Atkore, Inc. (A)	7,368	640,427
AZZ, Inc.	1,376	73,203
Encore Wire Corp.	1,949	184,824
EnerSys	953	70,941
LSI Industries, Inc.	4,131	32,015
nVent Electric PLC	3,766	121,755
Powell Industries, Inc.	1,244	30,565
Preformed Line Products Company	984	63,999
Regal Beloit Corp.	1,545	232,275
Sensata Technologies Holding PLC (A)	5,022	274,804
Sunrun, Inc. (A)	2,009	88,396
Thermon Group Holdings, Inc. (A)	14,010	242,513
Ultralife Corp. (A)	1,984	14,027
		2,095,750
Machinery – 5.0%
AGCO Corp.	3,375	413,539
Alamo Group, Inc.	4,789	668,209
Albany International Corp., Class A	1,875	144,131
Altra Industrial Motion Corp.	2,798	154,869
Astec Industries, Inc.	2,415	129,951
Barnes Group, Inc.	3,344	139,545
Chart Industries, Inc. (A)	1,024	195,697
CIRCOR International, Inc. (A)	1,614	53,278
Colfax Corp. (A)	7,506	344,525
Columbus McKinnon Corp.	2,178	105,306
Crane Company	682	64,660
EnPro Industries, Inc.	503	43,821
ESCO Technologies, Inc.	1,885	145,145
Federal Signal Corp.	3,670	141,735
Franklin Electric Company, Inc.	745	59,488
FreightCar America, Inc. (A)	735	3,330
Gates Industrial Corp. PLC (A)	8,586	139,694
Gencor Industries, Inc. (A)	2,100	23,310
Graham Corp.	333	4,129
Helios Technologies, Inc.	4,855	398,644
Hillenbrand, Inc.	1,385	59,070
Hurco Companies, Inc.	1,054	34,002
Hyster-Yale Materials Handling, Inc.	815	40,962
ITT, Inc.	652	55,968
Kadant, Inc.	218	44,494
Kennametal, Inc.	1,573	53,844
LB Foster Company, Class A (A)	1,699	26,318
Lydall, Inc. (A)	338	20,986
Meritor, Inc. (A)	2,572	54,809
Miller Industries, Inc.	1,434	48,813
Mueller Industries, Inc.	2,004	82,364
Mueller Water Products, Inc., Class A	3,140	47,791
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
NN, Inc. (A)	2,376	$12,474
Oshkosh Corp.	2,463	252,137
Park-Ohio Holdings Corp.	749	19,114
Perma-Pipe International Holdings, Inc. (A)	1,100	8,536
RBC Bearings, Inc. (A)	3,585	760,737
REV Group, Inc.	2,206	37,855
Rexnord Corp.	891	57,282
Snap-on, Inc.	1,635	341,633
SPX FLOW, Inc.	1,971	144,080
Standex International Corp.	200	19,782
Tennant Company	494	36,531
Terex Corp.	1,393	58,645
The Eastern Company	1,471	37,010
The Gorman-Rupp Company	1,454	52,068
The Greenbrier Companies, Inc.	2,830	121,662
The LS Starrett Company, Class A (A)	1,530	19,110
The Manitowoc Company, Inc. (A)	2,421	51,858
The Shyft Group, Inc.	24,832	943,864
The Timken Company	2,526	165,251
Titan International, Inc. (A)	3,936	28,182
TriMas Corp. (A)	1,856	60,060
Trinity Industries, Inc.	8,957	243,362
Twin Disc, Inc. (A)	1,650	17,589
Wabash National Corp.	1,980	29,957
Woodward, Inc.	4,825	546,190
		8,007,396
Marine – 0.3%
Costamare, Inc.	3,754	58,149
Eagle Bulk Shipping, Inc. (A)	393	19,815
Eneti, Inc.	1,112	18,570
Genco Shipping & Trading, Ltd.	3,003	60,450
Kirby Corp. (A)	1,759	84,362
Matson, Inc.	2,868	231,476
		472,822
Professional services – 2.4%
Acacia Research Corp. (A)	2,172	14,748
ASGN, Inc. (A)	1,021	115,516
Barrett Business Services, Inc.	200	15,252
BGSF, Inc.	800	10,232
CACI International, Inc., Class A (A)	2,854	748,033
CBIZ, Inc. (A)	4,080	131,947
CRA International, Inc.	1,251	124,274
Exponent, Inc.	7,067	799,631
Forrester Research, Inc. (A)	8,054	396,740
FTI Consulting, Inc. (A)	753	101,429
GP Strategies Corp. (A)	825	17,078
Heidrick & Struggles International, Inc.	1,672	74,621
Hill International, Inc. (A)	3,275	6,779
Huron Consulting Group, Inc. (A)	1,411	73,372
ICF International, Inc.	1,429	127,595
KBR, Inc.	1,869	73,639
Kelly Services, Inc., Class A	4,330	81,750
Korn Ferry	3,492	252,681
ManpowerGroup, Inc.	1,407	152,350
ManTech International Corp., Class A	1,905	144,628
Mistras Group, Inc. (A)	2,232	22,677
Nielsen Holdings PLC	9,392	180,232
RCM Technologies, Inc. (A)	300	1,824
Resources Connection, Inc.	4,120	65,014
Science Applications International Corp.	1,299	111,142
TrueBlue, Inc. (A)	2,519	68,215

225

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Willdan Group, Inc. (A)	400	$14,236
		3,925,635
Road and rail – 1.3%
AMERCO	1,083	699,650
ArcBest Corp.	1,977	161,659
Covenant Logistics Group, Inc. (A)	1,513	41,834
Heartland Express, Inc.	4,107	65,794
Knight-Swift Transportation Holdings, Inc.	8,121	415,389
Marten Transport, Ltd.	6,368	99,914
P.A.M. Transportation Services, Inc. (A)	1,350	60,723
Patriot Transportation Holding, Inc.	450	5,342
Ryder System, Inc.	3,393	280,635
Schneider National, Inc., Class B	2,987	67,924
U.S. Xpress Enterprises, Inc., Class A (A)	2,111	18,218
USA Truck, Inc. (A)	1,375	21,010
Werner Enterprises, Inc.	4,155	183,942
		2,122,034
Trading companies and distributors – 2.2%
Air Lease Corp.	8,149	320,582
Alta Equipment Group, Inc. (A)	1,696	23,286
Applied Industrial Technologies, Inc.	708	63,812
Beacon Roofing Supply, Inc. (A)	3,611	172,461
Boise Cascade Company	2,003	108,122
CAI International, Inc.	896	50,095
DXP Enterprises, Inc. (A)	1,367	40,422
GATX Corp.	2,663	238,498
GMS, Inc. (A)	1,138	49,844
Lawson Products, Inc. (A)	591	29,556
McGrath RentCorp	1,800	129,510
MRC Global, Inc. (A)	2,745	20,148
NOW, Inc. (A)	7,656	58,568
Rush Enterprises, Inc., Class A	2,831	127,848
Rush Enterprises, Inc., Class B	1,117	51,125
SiteOne Landscape Supply, Inc. (A)	5,818	1,160,516
Textainer Group Holdings, Ltd. (A)	2,844	99,284
Titan Machinery, Inc. (A)	2,366	61,303
Transcat, Inc. (A)	353	22,761
Triton International, Ltd.	4,778	248,647
Univar Solutions, Inc. (A)	3,996	95,185
Veritiv Corp. (A)	1,408	126,100
WESCO International, Inc. (A)	2,696	310,903
Willis Lease Finance Corp. (A)	406	15,099
		3,623,675
Transportation infrastructure – 0.1%
Macquarie Infrastructure Holdings LLC	4,124	167,269
		29,606,004
Information technology – 12.6%
Communications equipment – 1.2%
ADTRAN, Inc.	4,669	87,590
BK Technologies Corp.	2,100	5,933
Communications Systems, Inc. (A)(B)	1,800	15,570
Comtech Telecommunications Corp.	2,706	69,301
Digi International, Inc. (A)	3,371	70,858
EchoStar Corp., Class A (A)	4,430	113,009
Genasys, Inc. (A)	3,300	17,094
Harmonic, Inc. (A)	4,356	38,115
Juniper Networks, Inc.	13,613	374,630
NETGEAR, Inc. (A)	2,513	80,190
NetScout Systems, Inc. (A)	4,585	123,566
Optical Cable Corp. (A)	931	3,463
Ribbon Communications, Inc. (A)	1,083	6,476
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
TESSCO Technologies, Inc. (A)	1,750	$9,765
ViaSat, Inc. (A)	2,775	152,819
Viavi Solutions, Inc. (A)	46,137	726,196
		1,894,575
Electronic equipment, instruments and components – 3.2%
ADDvantage Technologies Group, Inc. (A)	428	1,010
Arrow Electronics, Inc. (A)	6,456	724,944
Avnet, Inc.	9,371	346,446
Bel Fuse, Inc., Class B	1,641	20,398
Belden, Inc.	1,293	75,330
Benchmark Electronics, Inc.	3,813	101,845
CTS Corp.	2,910	89,948
Daktronics, Inc. (A)	3,929	21,334
ePlus, Inc. (A)	798	81,883
Fabrinet (A)	2,485	254,737
FARO Technologies, Inc. (A)	295	19,414
Flex, Ltd. (A)	22,654	400,523
Frequency Electronics, Inc. (A)	1,783	18,543
Insight Enterprises, Inc. (A)	2,190	197,275
Itron, Inc. (A)	205	15,504
Jabil, Inc.	7,913	461,882
Key Tronic Corp. (A)	1,900	12,350
Kimball Electronics, Inc. (A)	3,036	78,238
Knowles Corp. (A)	5,768	108,092
Methode Electronics, Inc.	1,701	71,527
OSI Systems, Inc. (A)	880	83,424
PC Connection, Inc.	2,391	105,276
Plexus Corp. (A)	2,005	179,267
RF Industries, Ltd. (A)	120	968
Richardson Electronics, Ltd.	2,384	23,101
Rogers Corp. (A)	3,608	672,820
Sanmina Corp. (A)	4,939	190,349
ScanSource, Inc. (A)	2,542	88,436
SYNNEX Corp.	2,778	289,190
TTM Technologies, Inc. (A)	8,193	102,986
Vishay Intertechnology, Inc.	9,510	191,056
Vishay Precision Group, Inc. (A)	1,686	58,622
		5,086,718
IT services – 1.1%
Alliance Data Systems Corp.	2,273	229,323
BM Technologies, Inc. (A)	367	3,266
Concentrix Corp. (A)	2,778	491,706
Conduent, Inc. (A)	9,516	62,710
CSG Systems International, Inc.	535	25,787
DXC Technology Company (A)	10,684	359,089
Endava PLC, ADR (A)	3,594	488,245
Information Services Group, Inc.	4,400	31,592
MAXIMUS, Inc.	710	59,072
Perficient, Inc. (A)	338	39,107
SolarWinds Corp.	430	7,194
		1,797,091
Semiconductors and semiconductor equipment – 3.4%
Alpha & Omega Semiconductor, Ltd. (A)	2,746	86,142
Amkor Technology, Inc.	18,705	466,690
Amtech Systems, Inc. (A)	2,404	27,478
Axcelis Technologies, Inc. (A)	3,360	158,021
AXT, Inc. (A)	4,229	35,228
Brooks Automation, Inc.	9,480	970,278
CMC Materials, Inc.	2,247	276,898
Cohu, Inc. (A)	3,140	100,292
Diodes, Inc. (A)	2,632	238,433
DSP Group, Inc. (A)	548	12,007
Entegris, Inc.	6,522	821,120

226

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
First Solar, Inc. (A)	4,472	$426,897
FormFactor, Inc. (A)	1,299	48,492
Ichor Holdings, Ltd. (A)	526	21,613
Kulicke & Soffa Industries, Inc.	4,804	279,977
MACOM Technology Solutions Holdings, Inc. (A)	8,416	545,946
MagnaChip Semiconductor Corp. (A)	799	14,190
NeoPhotonics Corp. (A)	3,808	33,168
Onto Innovation, Inc. (A)	1,461	105,557
PDF Solutions, Inc. (A)	2,193	50,527
Photronics, Inc. (A)	5,882	80,172
Rambus, Inc. (A)	3,601	79,942
Silicon Laboratories, Inc. (A)	3,574	500,932
Ultra Clean Holdings, Inc. (A)	2,274	96,872
Veeco Instruments, Inc. (A)	2,996	66,541
		5,543,413
Software – 3.5%
ACI Worldwide, Inc. (A)	2,573	79,068
Asure Software, Inc. (A)	1,391	12,533
Aware, Inc. (A)	2,160	8,834
Bottomline Technologies DE, Inc. (A)	5,191	203,902
Cerence, Inc. (A)	10,786	1,036,642
Cognyte Software, Ltd. (A)	402	8,261
Ebix, Inc.	954	25,691
InterDigital, Inc.	1,490	101,052
j2 Global, Inc. (A)	654	89,349
N-Able, Inc. (A)	430	5,336
OneSpan, Inc. (A)	1,048	19,681
Paycor HCM, Inc. (A)	17,944	630,911
Paylocity Holding Corp. (A)	4,823	1,352,369
Ping Identity Holding Corp. (A)	630	15,479
Rapid7, Inc. (A)	11,278	1,274,640
The Descartes Systems Group, Inc. (A)	8,593	698,267
Upland Software, Inc. (A)	280	9,363
Verint Systems, Inc. (A)	1,067	47,791
Xperi Holding Corp.	4,859	91,544
		5,710,713
Technology hardware, storage and peripherals – 0.2%
AstroNova, Inc. (A)	1,439	21,657
Stratasys, Ltd. (A)	2,906	62,537
Super Micro Computer, Inc. (A)	3,994	146,061
Xerox Holdings Corp.	7,509	151,457
		381,712
		20,414,222
Materials – 7.0%
Chemicals – 3.7%
AdvanSix, Inc. (A)	895	35,576
American Vanguard Corp.	2,118	31,876
Ashland Global Holdings, Inc.	3,485	310,583
Avient Corp.	15,375	712,631
Balchem Corp.	4,245	615,822
Cabot Corp.	1,625	81,445
CF Industries Holdings, Inc.	3,576	199,612
Core Molding Technologies, Inc. (A)	1,000	11,510
Ecovyst, Inc.	5,263	61,367
Element Solutions, Inc.	13,202	286,219
Ferro Corp. (A)	2,899	58,966
Flotek Industries, Inc. (A)	1,771	2,231
FutureFuel Corp.	4,276	30,488
GCP Applied Technologies, Inc. (A)	2,486	54,493
Hawkins, Inc.	1,460	50,925
HB Fuller Company	3,615	233,384
Huntsman Corp.	15,185	449,324
Innospec, Inc.	1,794	151,091
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Intrepid Potash, Inc. (A)	504	$15,574
Koppers Holdings, Inc. (A)	1,200	37,512
Kraton Corp. (A)	2,685	122,543
Kronos Worldwide, Inc.	2,697	33,470
LSB Industries, Inc. (A)	567	5,789
Minerals Technologies, Inc.	2,102	146,804
Olin Corp.	5,580	269,235
Quaker Chemical Corp.	1,802	428,371
Rayonier Advanced Materials, Inc. (A)	4,555	34,163
Sensient Technologies Corp.	1,185	107,930
Stepan Company	1,433	161,843
The Mosaic Company	14,538	519,297
Trecora Resources (A)	2,774	22,691
Tredegar Corp.	1,654	20,146
Trinseo SA	940	50,741
Tronox Holdings PLC, Class A	6,229	153,545
Venator Materials PLC (A)	2,700	7,695
Westlake Chemical Corp.	4,606	419,791
		5,934,683
Construction materials – 0.1%
Summit Materials, Inc., Class A (A)	5,182	165,669
United States Lime & Minerals, Inc.	686	82,869
		248,538
Containers and packaging – 0.6%
Berry Global Group, Inc. (A)	4,364	265,680
Graphic Packaging Holding Company	10,944	208,374
Greif, Inc., Class A	1,410	91,086
Greif, Inc., Class B	698	45,230
Ranpak Holdings Corp. (A)	1,842	49,402
Silgan Holdings, Inc.	1,982	76,030
Sonoco Products Company	3,466	206,504
UFP Technologies, Inc. (A)	300	18,477
		960,783
Metals and mining – 2.1%
Alcoa Corp. (A)	9,625	471,048
Allegheny Technologies, Inc. (A)	4,244	70,578
Ampco-Pittsburgh Corp. (A)	1,644	7,727
Arconic Corp. (A)	4,752	149,878
Carpenter Technology Corp.	3,575	117,046
Century Aluminum Company (A)	6,579	88,488
Coeur Mining, Inc. (A)	7,490	46,213
Commercial Metals Company	5,907	179,927
Ferroglobe PLC (A)	3,057	26,596
Friedman Industries, Inc.	1,511	17,996
Gold Resource Corp.	6,900	10,833
Haynes International, Inc.	458	17,061
Hecla Mining Company	26,017	143,094
Materion Corp.	1,721	118,129
Nexa Resources SA	900	6,840
Olympic Steel, Inc.	1,438	35,030
Reliance Steel & Aluminum Company	3,854	548,887
Schnitzer Steel Industries, Inc., Class A	3,077	134,803
Steel Dynamics, Inc.	10,944	640,005
SunCoke Energy, Inc.	6,433	40,399
Synalloy Corp. (A)	2,039	22,021
TimkenSteel Corp. (A)	2,689	35,172
U.S. Steel Corp.	8,605	189,052
Universal Stainless & Alloy Products, Inc. (A)	1,562	16,182
Warrior Met Coal, Inc.	3,785	88,077
Worthington Industries, Inc.	2,387	125,795
		3,346,877
Paper and forest products – 0.5%
Clearwater Paper Corp. (A)	1,597	61,213

227

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Domtar Corp. (A)	4,813	$262,501
Glatfelter Corp.	4,610	65,001
Louisiana-Pacific Corp.	685	42,038
Mercer International, Inc.	7,458	86,438
Neenah, Inc.	193	8,996
Resolute Forest Products, Inc.	9,682	115,216
Schweitzer-Mauduit International, Inc.	1,971	68,315
Verso Corp., Class A	2,848	59,096
		768,814
		11,259,695
Real estate – 1.6%
Equity real estate investment trusts – 0.7%
Indus Realty Trust, Inc.	256	17,946
Ryman Hospitality Properties, Inc. (A)	5,714	478,262
STAG Industrial, Inc.	15,792	619,836
		1,116,044
Real estate management and development – 0.9%
Cushman & Wakefield PLC (A)	5,399	100,475
Five Point Holdings LLC, Class A (A)	2,659	20,820
Forestar Group, Inc. (A)	2,613	48,680
FRP Holdings, Inc. (A)	931	52,062
Jones Lang LaSalle, Inc. (A)	2,736	678,774
Kennedy-Wilson Holdings, Inc.	2,361	49,392
Marcus & Millichap, Inc. (A)	1,253	50,897
Rafael Holdings, Inc., Class B (A)	500	15,365
RE/MAX Holdings, Inc., Class A	799	24,897
Realogy Holdings Corp. (A)	9,125	160,053
Stratus Properties, Inc. (A)	1,025	33,046
Tejon Ranch Company (A)	1,709	30,352
The Howard Hughes Corp. (A)	1,787	156,916
The RMR Group, Inc., Class A	300	10,035
		1,431,764
		2,547,808
Utilities – 0.6%
Gas utilities – 0.1%
New Jersey Resources Corp.	4,232	147,316
Independent power and renewable electricity producers – 0.3%
Brookfield Renewable Corp., Class A	1,875	72,769
Ormat Technologies, Inc.	2,212	147,341
Vistra Corp.	20,677	353,577
		573,687
Multi-utilities – 0.2%
MDU Resources Group, Inc.	10,901	323,433
		1,044,436
TOTAL COMMON STOCKS (Cost $121,028,185)		$160,760,873
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Internet and direct marketing retail – 0.0%
Qurate Retail, Inc., 8.000%	206	22,279
Industrials – 0.0%
Trading companies and distributors – 0.0%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	1,507	47,290
TOTAL PREFERRED SECURITIES (Cost $63,266)		$69,569
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
WARRANTS – 0.0%
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	238	$1,390
TOTAL WARRANTS (Cost $0)		$1,390
SHORT-TERM INVESTMENTS – 1.2%
Short-term funds – 1.2%
John Hancock Collateral Trust, 0.0303% (E)(F)	26,150	261,664
State Street Institutional Treasury Money Market Fund, Premier Class, 0.0051% (E)	1,552,983	1,552,983
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (E)	156,875	156,875
TOTAL SHORT-TERM INVESTMENTS (Cost $1,971,534)		$1,971,522
Total Investments (Small Cap Opportunities Trust) (Cost $123,062,985) – 100.7%		$162,803,354
Other assets and liabilities, net – (0.7%)		(1,165,358)
TOTAL NET ASSETS – 100.0%		$161,637,996
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $237,767.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 9-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.8%
Communication services – 3.0%
Diversified telecommunication services – 0.9%
Bandwidth, Inc., Class A (A)	38,973	$3,518,482
Media – 2.1%
Cardlytics, Inc. (A)	50,217	4,215,215
Criteo SA, ADR (A)	119,631	4,384,476
		8,599,691
		12,118,173
Consumer discretionary – 17.4%
Diversified consumer services – 3.1%
2U, Inc. (A)	111,424	3,740,504
Chegg, Inc. (A)	77,936	5,301,207
Mister Car Wash, Inc. (A)(B)	202,019	3,686,847
		12,728,558
Hotels, restaurants and leisure – 2.9%
Boyd Gaming Corp. (A)	42,632	2,696,900
Planet Fitness, Inc., Class A (A)	56,906	4,469,966

228

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Wingstop, Inc.	27,607	$4,525,616
		11,692,482
Household durables – 2.7%
Cavco Industries, Inc. (A)	18,080	4,280,259
Skyline Champion Corp. (A)	109,562	6,580,294
		10,860,553
Internet and direct marketing retail – 3.3%
Porch Group, Inc. (A)	57,200	1,011,296
Porch.com, Inc. (A)	152,839	2,702,194
Revolve Group, Inc. (A)	65,991	4,076,264
Shutterstock, Inc.	51,436	5,828,728
		13,618,482
Leisure products – 0.6%
YETI Holdings, Inc. (A)	26,547	2,274,812
Multiline retail – 0.5%
Ollie's Bargain Outlet Holdings, Inc. (A)	31,654	1,908,103
Specialty retail – 2.9%
Five Below, Inc. (A)	38,633	6,830,701
Floor & Decor Holdings, Inc., Class A (A)	42,023	5,075,958
		11,906,659
Textiles, apparel and luxury goods – 1.4%
Crocs, Inc. (A)	40,506	5,811,801
On Holding AG, Class A (A)	2,783	83,852
		5,895,653
		70,885,302
Consumer staples – 0.1%
Household products – 0.1%
The Honest Company, Inc. (A)(C)	56,976	583,734
Energy – 1.7%
Oil, gas and consumable fuels – 1.7%
Chesapeake Energy Corp.	114,941	7,079,216
Financials – 4.1%
Banks – 3.4%
Ameris Bancorp	101,216	5,251,086
Sterling Bancorp	128,630	3,210,605
Western Alliance Bancorp	50,271	5,470,490
		13,932,181
Mortgage real estate investment trusts – 0.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	54,089	2,892,680
		16,824,861
Health care – 25.7%
Biotechnology – 10.2%
Allakos, Inc. (A)	17,774	1,881,733
ALX Oncology Holdings, Inc. (A)	15,491	1,144,168
Amicus Therapeutics, Inc. (A)	150,819	1,440,321
Arena Pharmaceuticals, Inc. (A)	35,724	2,127,364
Ascendis Pharma A/S, ADR (A)	18,043	2,875,874
BioAtla, Inc. (A)	24,698	727,109
Blueprint Medicines Corp. (A)	30,787	3,165,211
Celldex Therapeutics, Inc. (A)	24,010	1,296,300
Fate Therapeutics, Inc. (A)	30,322	1,797,185
ImmunoGen, Inc. (A)	220,932	1,252,684
Intellia Therapeutics, Inc. (A)	19,008	2,549,923
KalVista Pharmaceuticals, Inc. (A)	73,364	1,280,202
Karuna Therapeutics, Inc. (A)	12,268	1,500,744
Kodiak Sciences, Inc. (A)	24,475	2,349,111
Kymera Therapeutics, Inc. (A)	36,920	2,168,681
Madrigal Pharmaceuticals, Inc. (A)	14,533	1,159,588
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Mersana Therapeutics, Inc. (A)	116,713	$1,100,604
Myovant Sciences, Ltd. (A)	81,671	1,832,697
RAPT Therapeutics, Inc. (A)	48,347	1,501,174
REVOLUTION Medicines, Inc. (A)	49,053	1,349,448
Rocket Pharmaceuticals, Inc. (A)	42,315	1,264,795
Scholar Rock Holding Corp. (A)	49,706	1,641,292
Turning Point Therapeutics, Inc. (A)	13,288	882,722
Veracyte, Inc. (A)	49,693	2,308,240
Y-mAbs Therapeutics, Inc. (A)	36,971	1,055,152
		41,652,322
Health care equipment and supplies – 3.0%
Globus Medical, Inc., Class A (A)	51,998	3,984,087
Hill-Rom Holdings, Inc.	22,368	3,355,200
Integra LifeSciences Holdings Corp. (A)	74,388	5,094,090
		12,433,377
Health care providers and services – 4.7%
Accolade, Inc. (A)	103,562	4,367,210
Cross Country Healthcare, Inc. (A)	238,796	5,072,027
HealthEquity, Inc. (A)	51,452	3,332,032
LHC Group, Inc. (A)	30,639	4,807,565
Oak Street Health, Inc. (A)	27,227	1,157,964
R1 RCM, Inc. (A)	20,744	456,575
		19,193,373
Health care technology – 3.9%
Health Catalyst, Inc. (A)	77,215	3,861,522
Inspire Medical Systems, Inc. (A)	23,292	5,424,241
MultiPlan Corp. (A)	522,868	2,943,747
Omnicell, Inc. (A)	24,647	3,658,354
		15,887,864
Life sciences tools and services – 3.1%
Medpace Holdings, Inc. (A)	29,741	5,629,376
NanoString Technologies, Inc. (A)	48,463	2,326,709
NeoGenomics, Inc. (A)	95,028	4,584,151
		12,540,236
Pharmaceuticals – 0.8%
Aclaris Therapeutics, Inc. (A)	97,669	1,758,042
Reata Pharmaceuticals, Inc., Class A (A)	13,081	1,316,079
		3,074,121
		104,781,293
Industrials – 13.2%
Aerospace and defense – 1.1%
Curtiss-Wright Corp.	35,399	4,466,646
Building products – 2.3%
Builders FirstSource, Inc. (A)	111,100	5,748,314
Gibraltar Industries, Inc. (A)	54,762	3,814,173
		9,562,487
Construction and engineering – 0.8%
Fluor Corp. (A)	195,246	3,118,079
Machinery – 6.5%
Altra Industrial Motion Corp.	130,463	7,221,127
Colfax Corp. (A)	127,915	5,871,299
Hydrofarm Holdings Group, Inc. (A)	50,000	1,892,500
Hyzon Motors, Inc. (A)	121,200	841,128
Kornit Digital, Ltd. (A)	17,625	2,551,043
Markforged (A)	341,400	2,239,584

229

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Middleby Corp. (A)	33,482	$5,709,016
		26,325,697
Road and rail – 0.7%
Saia, Inc. (A)	11,633	2,769,003
Trading companies and distributors – 1.8%
Applied Industrial Technologies, Inc.	82,087	7,398,501
		53,640,413
Information technology – 28.2%
Communications equipment – 1.3%
Calix, Inc. (A)	105,443	5,212,047
Electronic equipment, instruments and components – 3.3%
II-VI, Inc. (A)	99,320	5,895,635
Novanta, Inc. (A)	22,318	3,448,131
PAR Technology Corp. (A)(B)	66,322	4,079,466
		13,423,232
IT services – 5.7%
LiveRamp Holdings, Inc. (A)	85,241	4,025,932
Payoneer Global, Inc. (A)	47,400	405,270
Payoneer Global, Inc. (A)	374,938	3,205,720
Perficient, Inc. (A)	57,429	6,644,535
Repay Holdings Corp. (A)	169,911	3,913,050
Verra Mobility Corp. (A)	326,058	4,913,694
		23,108,201
Semiconductors and semiconductor equipment – 5.7%
Maxeon Solar Technologies, Ltd. (A)(B)	105,949	1,867,881
MKS Instruments, Inc.	30,963	4,672,626
Synaptics, Inc. (A)	47,144	8,473,191
Tower Semiconductor, Ltd. (A)	275,985	8,251,952
		23,265,650
Software – 12.2%
Digital Turbine, Inc. (A)	99,320	6,828,250
j2 Global, Inc. (A)	42,551	5,813,318
Jamf Holding Corp. (A)	162,170	6,246,788
Kaltura, Inc. (A)(B)	327,800	3,373,062
Latch, Inc. (A)	271,318	3,057,754
Manhattan Associates, Inc. (A)	21,353	3,267,650
Mimecast, Ltd. (A)	93,939	5,974,520
Rapid7, Inc. (A)	54,605	6,171,457
Telos Corp. (A)	76,002	2,159,977
Varonis Systems, Inc. (A)	117,361	7,141,417
		50,034,193
		115,043,323
Materials – 0.7%
Chemicals – 0.7%
Cabot Corp.	56,160	2,814,739
Real estate – 2.7%
Equity real estate investment trusts – 2.7%
Essential Properties Realty Trust, Inc.	149,567	4,175,911
Ryman Hospitality Properties, Inc. (A)	44,794	3,749,258
Xenia Hotels & Resorts, Inc. (A)	176,064	3,123,375
		11,048,544
TOTAL COMMON STOCKS (Cost $359,441,782)		$394,819,598
EXCHANGE-TRADED FUNDS – 0.7%
iShares Russell 2000 Growth ETF	10,000	2,935,900
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,950,408)		$2,935,900
SHORT-TERM INVESTMENTS – 5.3%
Short-term funds – 2.3%
John Hancock Collateral Trust, 0.0303% (D)(E)	918,127	9,186,962
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 3.0%
Societe Generale SA Tri-Party Repurchase Agreement dated 9-30-21 at 0.045% to be repurchased at $12,400,016 on 10-1-21, collateralized by $17,403 Federal Home Loan Mortgage Corp., 5.559% due 11-1-30 (valued at $18,099), $413,549 Federal National Mortgage Association, 3.500% - 4.500% due 2-1-42 to 12-1-47 (valued at $454,855), $1,176,169 Government National Mortgage Association, 2.125% - 2.500% due 12-20-27 to 6-20-51 (valued at $1,232,478), $5,618,600 U.S. Treasury Bills, 0.000% due 10-7-21 to 8-11-22 (valued at $5,614,942), $200 U.S. Treasury Bonds, 1.375% - 7.625% due 2-15-25 to 8-15-50 (valued at $209) and $5,137,600 U.S. Treasury Notes, 0.500% - 3.125% due 5-31-22 to 5-15-30 (valued at $5,327,516)	$12,400,000	$12,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $21,587,086)		$21,586,962
Total Investments (Small Cap Stock Trust) (Cost $383,979,276) – 102.8%		$419,342,460
Other assets and liabilities, net – (2.8%)		(11,255,386)
TOTAL NET ASSETS – 100.0%		$408,087,074
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $8,982,427.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	The rate shown is the annualized seven-day yield as of 9-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.3%
Communication services – 0.4%
Interactive media and services – 0.1%
CarGurus, Inc. (A)	11,900	$373,779
Media – 0.3%
WideOpenWest, Inc. (A)	89,267	1,754,097
		2,127,876
Consumer discretionary – 6.2%
Auto components – 1.7%
Gentherm, Inc. (A)	57,635	4,664,401
Visteon Corp. (A)	49,417	4,664,471
		9,328,872
Hotels, restaurants and leisure – 0.9%
Aramark	28,853	948,110

230

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Wyndham Hotels & Resorts, Inc.	53,266	$4,111,603
		5,059,713
Household durables – 1.2%
Tri Pointe Homes, Inc. (A)	293,206	6,163,190
Specialty retail – 1.0%
Monro, Inc.	92,093	5,296,268
Textiles, apparel and luxury goods – 1.4%
Kontoor Brands, Inc.	146,215	7,303,439
		33,151,482
Consumer staples – 5.7%
Beverages – 0.9%
C&C Group PLC (A)	1,467,666	4,652,626
Food products – 2.5%
Cranswick PLC	122,827	5,896,471
Hostess Brands, Inc. (A)	395,271	6,865,857
Post Holdings, Inc. (A)	6,275	691,254
		13,453,582
Household products – 2.3%
Spectrum Brands Holdings, Inc.	129,748	12,412,991
		30,519,199
Energy – 2.6%
Energy equipment and services – 0.2%
Bristow Group, Inc. (A)	22,473	715,316
Oil, gas and consumable fuels – 2.4%
Chesapeake Energy Corp.	7,637	470,363
Dorian LPG, Ltd.	425,006	5,274,324
Magnolia Oil & Gas Corp., Class A	320,211	5,696,554
Scorpio Tankers, Inc.	80,698	1,496,141
		12,937,382
		13,652,698
Financials – 24.7%
Banks – 15.7%
1st Source Corp.	97,063	4,585,256
Atlantic Union Bankshares Corp.	196,332	7,234,834
Banc of California, Inc.	479,579	8,867,416
BancorpSouth Bank	149,005	4,437,369
Eastern Bankshares, Inc.	240,201	4,876,080
First Busey Corp.	233,437	5,749,553
First Citizens BancShares, Inc., Class A	615	518,550
First Midwest Bancorp, Inc.	401,899	7,640,100
Flushing Financial Corp.	293,353	6,629,778
Great Western Bancorp, Inc.	254,653	8,337,339
Hancock Whitney Corp.	170,820	8,049,038
International Bancshares Corp.	191,769	7,985,261
Synovus Financial Corp.	195,670	8,587,956
Webster Financial Corp.	12,255	667,407
		84,165,937
Capital markets – 0.7%
SLR Investment Corp.	186,454	3,566,865
Insurance – 6.6%
Alleghany Corp. (A)	1,747	1,090,844
Argo Group International Holdings, Ltd.	69,495	3,629,029
Assured Guaranty, Ltd.	109,411	5,121,529
Kemper Corp.	130,334	8,705,008
ProAssurance Corp.	190,018	4,518,628
Reinsurance Group of America, Inc.	5,405	601,360
SiriusPoint, Ltd. (A)	529,720	4,905,207
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
White Mountains Insurance Group, Ltd.	6,327	$6,767,422
		35,339,027
Thrifts and mortgage finance – 1.7%
NMI Holdings, Inc., Class A (A)	206,353	4,665,641
Northwest Bancshares, Inc.	357,131	4,742,700
		9,408,341
		132,480,170
Health care – 6.6%
Health care equipment and supplies – 3.1%
Haemonetics Corp. (A)	62,025	4,378,345
Lantheus Holdings, Inc. (A)	394,708	10,136,101
Natus Medical, Inc. (A)	91,566	2,296,475
		16,810,921
Health care providers and services – 2.2%
AMN Healthcare Services, Inc. (A)	7,087	813,233
Apria, Inc. (A)	44,000	1,634,600
MEDNAX, Inc. (A)	117,601	3,343,396
Owens & Minor, Inc.	198,380	6,207,310
		11,998,539
Health care technology – 1.2%
Allscripts Healthcare Solutions, Inc. (A)	472,348	6,315,293
Life sciences tools and services – 0.1%
Syneos Health, Inc. (A)	5,315	464,956
		35,589,709
Industrials – 22.9%
Aerospace and defense – 1.2%
Hexcel Corp. (A)	106,564	6,328,836
Building products – 3.0%
American Woodmark Corp. (A)	84,816	5,544,422
Tyman PLC	1,882,942	10,654,057
		16,198,479
Commercial services and supplies – 4.1%
ACCO Brands Corp.	724,575	6,224,099
BrightView Holdings, Inc. (A)	319,257	4,712,233
Clean Harbors, Inc. (A)	8,043	835,426
SP Plus Corp. (A)	189,532	5,812,946
UniFirst Corp.	20,836	4,430,150
		22,014,854
Construction and engineering – 0.9%
Primoris Services Corp.	211,171	5,171,578
Electrical equipment – 1.0%
Thermon Group Holdings, Inc. (A)	307,908	5,329,887
Machinery – 5.1%
Albany International Corp., Class A	46,997	3,612,659
Luxfer Holdings PLC	378,623	7,432,369
Mueller Industries, Inc.	125,648	5,164,133
TriMas Corp. (A)	345,942	11,194,683
		27,403,844
Professional services – 6.5%
CBIZ, Inc. (A)	230,796	7,463,943
Forrester Research, Inc. (A)	99,053	4,879,351
Huron Consulting Group, Inc. (A)	156,871	8,157,292
ICF International, Inc.	76,424	6,823,899
Science Applications International Corp.	87,101	7,452,362
		34,776,847
Trading companies and distributors – 1.1%
GATX Corp.	64,798	5,803,309
		123,027,634

231

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 7.4%
Electronic equipment, instruments and components – 3.1%
Belden, Inc.	173,227	$10,092,205
CTS Corp.	213,368	6,595,205
		16,687,410
IT services – 2.0%
ExlService Holdings, Inc. (A)	36,854	4,537,464
WNS Holdings, Ltd., ADR (A)	74,501	6,094,182
		10,631,646
Software – 2.3%
CDK Global, Inc.	158,028	6,724,091
Progress Software Corp.	116,282	5,719,912
		12,444,003
		39,763,059
Materials – 6.7%
Chemicals – 4.7%
Axalta Coating Systems, Ltd. (A)	20,078	586,077
Element Solutions, Inc.	468,031	10,146,917
HB Fuller Company	68,299	4,409,383
Orion Engineered Carbons SA (A)	377,795	6,887,203
Stepan Company	26,410	2,982,745
		25,012,325
Containers and packaging – 0.2%
Sealed Air Corp.	20,216	1,107,635
Paper and forest products – 1.8%
Louisiana-Pacific Corp.	30,477	1,870,373
Neenah, Inc.	171,887	8,011,653
		9,882,026
		36,001,986
Real estate – 9.4%
Equity real estate investment trusts – 9.4%
Alexander & Baldwin, Inc.	368,117	8,628,662
Brandywine Realty Trust	504,325	6,768,042
Corporate Office Properties Trust	139,517	3,764,169
Lexington Realty Trust	335,268	4,274,667
Physicians Realty Trust	380,870	6,710,929
Piedmont Office Realty Trust, Inc., Class A	375,074	6,537,540
PotlatchDeltic Corp.	82,892	4,275,569
RPT Realty	728,447	9,294,984
		50,254,562
Utilities – 3.7%
Electric utilities – 1.6%
Portland General Electric Company	182,178	8,560,544
Gas utilities – 2.1%
New Jersey Resources Corp.	143,947	5,010,795
Spire, Inc.	83,933	5,135,021
UGI Corp.	23,007	980,558
		11,126,374
		19,686,918
TOTAL COMMON STOCKS (Cost $417,674,918)		$516,255,293
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 3.7%
Repurchase agreement – 3.7%
Bank of America Tri-Party Repurchase Agreement dated 9-30-21 at 0.050% to be repurchased at $20,000,028 on 10-1-21, collateralized by $20,368,200 U.S. Treasury Notes, 0.375% due 3-31-22 (valued at $20,400,076)	$20,000,000	$20,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,000,000)		$20,000,000
Total Investments (Small Cap Value Trust) (Cost $437,674,918) – 100.0%		$536,255,293
Other assets and liabilities, net – 0.0%		79,570
TOTAL NET ASSETS – 100.0%		$536,334,863
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.6%
Communication services – 2.7%
Media – 2.7%
Advantage Solutions, Inc. (A)	60,796	$525,885
Boston Omaha Corp., Class A (A)	27,954	1,084,056
Cable One, Inc.	737	1,336,277
Integral Ad Science Holding Corp. (A)	16,353	337,362
Scholastic Corp.	19,104	681,058
Thryv Holdings, Inc. (A)	14,060	422,362
		4,387,000
Consumer discretionary – 8.9%
Auto components – 1.5%
Dorman Products, Inc. (A)	8,907	843,226
LCI Industries	6,655	895,963
Visteon Corp. (A)	7,313	690,274
		2,429,463
Distributors – 0.5%
Pool Corp.	2,110	916,605
Diversified consumer services – 0.8%
Strategic Education, Inc.	19,218	1,354,869
Hotels, restaurants and leisure – 2.2%
BJ's Restaurants, Inc. (A)	17,812	743,829
Dutch Bros, Inc., Class A (A)	4,548	197,019
Marriott Vacations Worldwide Corp.	6,595	1,037,591
Papa John's International, Inc.	9,126	1,158,911
Red Robin Gourmet Burgers, Inc. (A)	19,693	454,121
		3,591,471
Household durables – 1.3%
Cavco Industries, Inc. (A)	5,782	1,368,831
Meritage Homes Corp. (A)	8,524	826,828
		2,195,659
Internet and direct marketing retail – 0.1%
Xometry, Inc., Class A (A)(B)	1,588	91,580
Specialty retail – 1.6%
Hibbett, Inc.	8,865	627,110
Lumber Liquidators Holdings, Inc. (A)	38,025	710,307
Monro, Inc.	13,512	777,075

232

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Petco Health & Wellness Company, Inc. (A)	26,579	$560,817
		2,675,309
Textiles, apparel and luxury goods – 0.9%
Hanesbrands, Inc.	14,847	254,775
On Holding AG, Class A (A)	2,640	79,543
Steven Madden, Ltd.	29,991	1,204,439
		1,538,757
		14,793,713
Consumer staples – 2.8%
Beverages – 0.6%
Coca-Cola Consolidated, Inc.	2,525	995,305
Food and staples retailing – 0.2%
Grocery Outlet Holding Corp. (A)	17,711	382,026
Food products – 2.0%
Nomad Foods, Ltd. (A)	57,773	1,592,224
Post Holdings, Inc. (A)	8,454	931,293
The Simply Good Foods Company (A)	20,300	700,147
		3,223,664
		4,600,995
Energy – 6.6%
Energy equipment and services – 2.4%
Cactus, Inc., Class A	35,756	1,348,716
ChampionX Corp. (A)	73,866	1,651,644
Liberty Oilfield Services, Inc., Class A (A)	82,384	999,318
		3,999,678
Oil, gas and consumable fuels – 4.2%
Devon Energy Corp.	59,184	2,101,624
International Seaways, Inc.	25,706	468,363
Magnolia Oil & Gas Corp., Class A	86,130	1,532,253
Matador Resources Company	56,933	2,165,731
REX American Resources Corp. (A)	8,606	687,361
		6,955,332
		10,955,010
Financials – 26.7%
Banks – 15.1%
Atlantic Capital Bancshares, Inc. (A)	7,260	192,317
BankUnited, Inc.	43,404	1,815,155
Columbia Banking System, Inc.	30,249	1,149,160
CrossFirst Bankshares, Inc. (A)	42,222	548,886
Eastern Bankshares, Inc.	34,382	697,955
FB Financial Corp.	30,449	1,305,653
Glacier Bancorp, Inc.	21,990	1,217,147
HarborOne Bancorp, Inc.	67,020	940,961
Heritage Financial Corp.	16,616	423,708
Home BancShares, Inc.	82,308	1,936,707
Independent Bank Corp. (Massachusetts)	8,482	645,904
Live Oak Bancshares, Inc.	28,789	1,831,844
National Bank Holdings Corp., Class A	28,041	1,135,100
Origin Bancorp, Inc.	23,262	985,146
Pinnacle Financial Partners, Inc.	25,550	2,403,744
Popular, Inc.	16,772	1,302,681
Southern First Bancshares, Inc. (A)	17,049	912,122
Towne Bank	42,663	1,327,246
Webster Financial Corp.	22,004	1,198,338
Western Alliance Bancorp	28,194	3,068,067
		25,037,841
Capital markets – 2.6%
Hercules Capital, Inc.	48,743	809,621
Houlihan Lokey, Inc.	15,560	1,433,076
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
StepStone Group, Inc., Class A	10,735	$457,740
Virtus Investment Partners, Inc.	5,304	1,645,937
		4,346,374
Consumer finance – 1.3%
Green Dot Corp., Class A (A)	17,099	860,593
PRA Group, Inc. (A)	8,917	375,762
PROG Holdings, Inc. (A)	22,766	956,400
		2,192,755
Insurance – 2.5%
BRP Group, Inc., Class A (A)	41,999	1,398,147
James River Group Holdings, Ltd.	22,075	832,890
Palomar Holdings, Inc. (A)	7,590	613,500
ProAssurance Corp.	30,895	734,683
Ryan Specialty Group Holdings, Inc., Class A (A)	18,032	610,744
		4,189,964
Mortgage real estate investment trusts – 1.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	30,522	1,632,317
PennyMac Mortgage Investment Trust	46,637	918,283
		2,550,600
Thrifts and mortgage finance – 3.6%
Meridian Bancorp, Inc.	29,610	614,704
PCSB Financial Corp.	18,732	345,418
PennyMac Financial Services, Inc.	14,119	863,094
Radian Group, Inc.	53,933	1,225,358
Walker & Dunlop, Inc.	7,435	843,873
WSFS Financial Corp.	38,102	1,955,014
		5,847,461
		44,164,995
Health care – 10.0%
Biotechnology – 3.7%
Acceleron Pharma, Inc. (A)	4,773	821,433
Blueprint Medicines Corp. (A)	4,919	505,722
C4 Therapeutics, Inc. (A)	11,156	498,450
Fate Therapeutics, Inc. (A)	6,500	385,255
Insmed, Inc. (A)	16,902	465,481
Karuna Therapeutics, Inc. (A)	2,537	310,351
Kodiak Sciences, Inc. (A)	3,902	374,514
Kymera Therapeutics, Inc. (A)	6,525	383,279
Prothena Corp. PLC (A)	6,200	441,626
Replimune Group, Inc. (A)	12,991	385,053
Turning Point Therapeutics, Inc. (A)	7,500	498,225
Ultragenyx Pharmaceutical, Inc. (A)	6,412	578,298
Xencor, Inc. (A)	12,690	414,455
		6,062,142
Health care equipment and supplies – 1.9%
Atrion Corp.	1,882	1,312,695
Figs, Inc., Class A (A)(B)	20,499	761,333
Ortho Clinical Diagnostics Holdings PLC (A)	35,536	656,705
Quidel Corp. (A)	2,748	387,880
		3,118,613
Health care providers and services – 3.2%
Agiliti, Inc. (A)(B)	31,885	607,090
Molina Healthcare, Inc. (A)	1,119	303,596
Option Care Health, Inc. (A)	54,295	1,317,197
Select Medical Holdings Corp.	50,109	1,812,443
The Ensign Group, Inc.	10,661	798,402

233

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
The Pennant Group, Inc. (A)	16,246	$456,350
		5,295,078
Health care technology – 0.6%
MultiPlan Corp. (A)(B)	40,000	225,200
Phreesia, Inc. (A)	13,023	803,519
		1,028,719
Life sciences tools and services – 0.3%
Pacific Biosciences of California, Inc. (A)	19,600	500,780
Pharmaceuticals – 0.3%
Arvinas, Inc. (A)	5,896	484,533
		16,489,865
Industrials – 14.5%
Aerospace and defense – 1.2%
Parsons Corp. (A)	14,732	497,352
Triumph Group, Inc. (A)	77,476	1,443,378
		1,940,730
Airlines – 0.2%
Allegiant Travel Company (A)	1,957	382,554
Building products – 1.5%
JELD-WEN Holding, Inc. (A)	23,683	592,785
UFP Industries, Inc.	27,901	1,896,710
		2,489,495
Commercial services and supplies – 2.2%
ABM Industries, Inc.	9,101	409,636
Brady Corp., Class A	16,416	832,291
MSA Safety, Inc.	5,148	750,064
Stericycle, Inc. (A)	17,795	1,209,526
UniFirst Corp.	1,987	422,476
		3,623,993
Construction and engineering – 0.2%
Ameresco, Inc., Class A (A)	5,542	323,819
Electrical equipment – 0.6%
Regal Beloit Corp.	3,500	526,190
Shoals Technologies Group, Inc., Class A (A)	17,325	483,021
		1,009,211
Machinery – 4.0%
Alamo Group, Inc.	3,173	442,729
Blue Bird Corp. (A)	24,177	504,332
Chart Industries, Inc. (A)	2,722	520,201
CIRCOR International, Inc. (A)	21,241	701,165
Enerpac Tool Group Corp.	31,686	656,851
ESCO Technologies, Inc.	12,530	964,810
Helios Technologies, Inc.	18,491	1,518,296
SPX Corp. (A)	15,020	802,819
The Timken Company	9,190	601,210
		6,712,413
Marine – 0.4%
Matson, Inc.	7,997	645,438
Professional services – 1.1%
FTI Consulting, Inc. (A)	3,061	412,317
Korn Ferry	18,960	1,371,946
		1,784,263
Road and rail – 0.8%
Landstar System, Inc.	7,030	1,109,475
Ryder System, Inc.	2,624	217,031
		1,326,506
Trading companies and distributors – 2.3%
Air Lease Corp.	9,290	365,469
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Beacon Roofing Supply, Inc. (A)	27,043	$1,291,574
McGrath RentCorp	12,710	914,485
Rush Enterprises, Inc., Class A	10,038	453,316
Univar Solutions, Inc. (A)	32,860	782,725
		3,807,569
		24,045,991
Information technology – 7.8%
Communications equipment – 0.9%
Harmonic, Inc. (A)	169,407	1,482,311
Electronic equipment, instruments and components – 3.0%
Belden, Inc.	38,787	2,259,731
Littelfuse, Inc.	8,644	2,362,146
PAR Technology Corp. (A)(B)	6,045	371,828
		4,993,705
IT services – 0.5%
i3 Verticals, Inc., Class A (A)	20,534	497,128
Payoneer Global, Inc. (A)(B)	45,500	389,025
		886,153
Semiconductors and semiconductor equipment – 1.8%
Entegris, Inc.	8,051	1,013,621
MaxLinear, Inc. (A)	17,909	882,018
Onto Innovation, Inc. (A)	6,713	485,014
Semtech Corp. (A)	6,783	528,871
		2,909,524
Software – 1.6%
Ceridian HCM Holding, Inc. (A)	11,041	1,243,437
Clearwater Analytics Holdings, Inc., Class A (A)	7,095	181,703
NCino, Inc. (A)	6,429	456,652
Paycor HCM, Inc. (A)	5,136	180,582
Workiva, Inc. (A)	4,423	623,466
		2,685,840
		12,957,533
Materials – 5.0%
Chemicals – 2.1%
Element Solutions, Inc.	35,100	760,968
Minerals Technologies, Inc.	11,839	826,836
Orion Engineered Carbons SA (A)	51,805	944,405
Quaker Chemical Corp.	3,856	916,648
		3,448,857
Containers and packaging – 0.4%
Myers Industries, Inc.	33,945	664,304
Metals and mining – 1.9%
Carpenter Technology Corp.	23,689	775,578
Constellium SE (A)	84,508	1,587,060
Reliance Steel & Aluminum Company	5,487	781,459
		3,144,097
Paper and forest products – 0.6%
Clearwater Paper Corp. (A)	27,179	1,041,771
		8,299,029
Real estate – 9.2%
Equity real estate investment trusts – 8.3%
American Campus Communities, Inc.	16,019	776,121
Apartment Investment and Management Company, Class A	56,955	390,142
EastGroup Properties, Inc.	8,224	1,370,365
Essential Properties Realty Trust, Inc.	24,351	679,880
Healthcare Realty Trust, Inc.	32,330	962,787
JBG SMITH Properties	41,218	1,220,465
NexPoint Residential Trust, Inc.	1,300	80,444

234

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
PotlatchDeltic Corp.	23,655	$1,220,125
PS Business Parks, Inc.	6,329	992,007
Safehold, Inc.	11,552	830,473
Saul Centers, Inc.	25,254	1,112,691
Sunstone Hotel Investors, Inc. (A)	126,467	1,510,016
Terreno Realty Corp.	25,740	1,627,540
Washington Real Estate Investment Trust	37,300	923,175
		13,696,231
Real estate management and development – 0.9%
The St. Joe Company	35,502	1,494,634
		15,190,865
Utilities – 4.4%
Electric utilities – 1.4%
IDACORP, Inc.	10,921	1,129,013
MGE Energy, Inc.	15,554	1,143,219
		2,272,232
Gas utilities – 1.7%
Chesapeake Utilities Corp.	15,831	1,900,512
ONE Gas, Inc.	16,124	1,021,778
		2,922,290
Multi-utilities – 0.6%
NorthWestern Corp.	17,100	979,830
Water utilities – 0.7%
California Water Service Group	18,748	1,104,820
		7,279,172
TOTAL COMMON STOCKS (Cost $114,472,486)		$163,164,168
WARRANTS – 0.0%
Advantage Solutions, Inc. (Expiration Date: 10-28-25; Strike Price: $11.50) (A)	4,703	8,559
TOTAL WARRANTS (Cost $6,099)		$8,559
SHORT-TERM INVESTMENTS – 2.5%
Short-term funds – 2.5%
John Hancock Collateral Trust, 0.0303% (C)(D)	191,977	1,920,965
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	572,380	572,380
T. Rowe Price Government Reserve Fund, 0.0295% (C)	1,728,621	1,728,621
TOTAL SHORT-TERM INVESTMENTS (Cost $4,221,996)		$4,221,966
Total Investments (Small Company Value Trust) (Cost $118,700,581) – 101.1%		$167,394,693
Other assets and liabilities, net – (1.1%)		(1,841,772)
TOTAL NET ASSETS – 100.0%		$165,552,921
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $1,874,196.
(C)	The rate shown is the annualized seven-day yield as of 9-30-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.9%
Communication services – 7.7%
Diversified telecommunication services – 1.2%
Anterix, Inc. (A)	2,094	$127,106
AT&T, Inc.	921,209	24,881,855
ATN International, Inc.	1,968	92,201
Bandwidth, Inc., Class A (A)	3,920	353,898
BT Group PLC (A)	1,483,665	3,180,697
Cellnex Telecom SA (A)(B)	84,687	5,223,769
Cogent Communications Holdings, Inc.	7,025	497,651
Consolidated Communications Holdings, Inc. (A)	12,733	117,016
Deutsche Telekom AG	554,008	11,110,184
Elisa OYJ	23,642	1,467,771
Globalstar, Inc. (A)(C)	102,477	171,137
HKT Trust & HKT, Ltd.	629,421	860,615
IDT Corp., Class B (A)	3,400	142,630
Iliad SA	2,465	518,838
Infrastrutture Wireless Italiane SpA (B)	55,860	622,170
Iridium Communications, Inc. (A)	55,649	2,217,613
Koninklijke KPN NV	558,874	1,758,642
Liberty Latin America, Ltd., Class A (A)	10,325	135,051
Liberty Latin America, Ltd., Class C (A)	22,985	301,563
Lumen Technologies, Inc.	128,336	1,590,083
Nippon Telegraph & Telephone Corp.	213,916	5,927,430
Ooma, Inc. (A)	4,108	76,450
Orange SA	331,613	3,586,349
Proximus SADP	25,284	501,748
Radius Global Infrastructure, Inc., Class A (A)(C)	10,087	164,721
Singapore Telecommunications, Ltd.	1,084,233	1,951,908
Singapore Telecommunications, Ltd.	258,829	468,435
Spark New Zealand, Ltd.	310,349	1,021,009
Swisscom AG	4,305	2,477,445
Telecom Italia SpA	1,656,257	647,614
Telecom Italia SpA, Savings Shares	1,001,935	404,316
Telefonica Deutschland Holding AG	173,054	491,775
Telefonica SA	855,050	4,012,387
Telenor ASA	116,307	1,957,678
Telia Company AB	441,851	1,817,655
Telstra Corp., Ltd.	691,906	1,938,788
United Internet AG	16,123	623,693
Verizon Communications, Inc.	534,160	28,849,982
		112,289,873
Entertainment – 1.3%
Activision Blizzard, Inc.	100,340	7,765,313
AMC Entertainment Holdings, Inc., Class A (A)(C)	86,590	3,295,615
Bollore SA	146,913	848,392
Capcom Company, Ltd.	29,300	814,133
Cinemark Holdings, Inc. (A)	18,489	355,174
CuriosityStream, Inc. (A)(C)	5,137	54,144
Electronic Arts, Inc.	36,717	5,222,993
Eros STX Global Corp. (A)	61,116	56,196
IMAX Corp. (A)	8,738	165,847
Koei Tecmo Holdings Company, Ltd.	9,800	465,179
Konami Holdings Corp.	15,509	972,092
Liberty Media Corp.-Liberty Braves, Class A (A)	3,619	97,387
Liberty Media Corp.-Liberty Braves, Class C (A)	4,488	118,573
Lions Gate Entertainment Corp., Class A (A)	9,707	137,742
Lions Gate Entertainment Corp., Class B (A)	20,058	260,754
Live Nation Entertainment, Inc. (A)	16,999	1,549,119

235

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Madison Square Garden Entertainment Corp. (A)	4,403	$319,966
Netflix, Inc. (A)	57,104	34,852,855
Nexon Company, Ltd.	81,206	1,303,401
Nintendo Company, Ltd.	18,639	8,907,254
Sea, Ltd., ADR (A)	11,500	3,665,395
Square Enix Holdings Company, Ltd.	14,300	764,274
Take-Two Interactive Software, Inc. (A)	15,033	2,316,134
The Marcus Corp. (A)	4,615	80,532
The Walt Disney Company (A)	234,447	39,661,399
Toho Company, Ltd.	18,608	876,648
Ubisoft Entertainment SA (A)	15,394	921,827
Universal Music Group NV (A)(C)	118,280	3,166,978
World Wrestling Entertainment, Inc., Class A	12,258	689,635
		119,704,951
Interactive media and services – 3.7%
Adevinta ASA (A)	45,540	780,392
Alphabet, Inc., Class A (A)	38,846	103,855,558
Alphabet, Inc., Class C (A)	36,351	96,886,684
Auto Trader Group PLC (B)	160,672	1,267,092
CarGurus, Inc. (A)	15,922	500,110
Cars.com, Inc. (A)	11,991	151,686
Eventbrite, Inc., Class A (A)	12,938	244,658
EverQuote, Inc., Class A (A)	3,567	66,453
Facebook, Inc., Class A (A)	307,561	104,383,128
FuboTV, Inc. (A)(C)	22,140	530,474
Kakaku.com, Inc.	22,300	720,135
Liberty TripAdvisor Holdings, Inc., Class A (A)	15,390	47,555
Match Group, Inc. (A)	35,714	5,606,741
MediaAlpha, Inc., Class A (A)	3,787	70,741
QuinStreet, Inc. (A)	8,453	148,435
REA Group, Ltd.	8,784	989,348
Scout24 AG (B)	14,543	1,007,285
SEEK, Ltd.	55,831	1,227,346
TripAdvisor, Inc. (A)	26,728	904,743
TrueCar, Inc. (A)	17,658	73,457
Twitter, Inc. (A)	102,954	6,217,392
Yelp, Inc. (A)	30,835	1,148,295
Z Holdings Corp.	445,354	2,850,291
		329,677,999
Media – 1.0%
Advantage Solutions, Inc. (A)	13,047	112,857
AMC Networks, Inc., Class A (A)	4,897	228,151
Audacy, Inc. (A)	22,099	81,324
Boston Omaha Corp., Class A (A)	3,085	119,636
Cable One, Inc.	1,344	2,436,847
Cardlytics, Inc. (A)	5,399	453,192
Charter Communications, Inc., Class A (A)	16,365	11,906,519
Clear Channel Outdoor Holdings, Inc. (A)	64,251	174,120
Comcast Corp., Class A	590,953	33,052,001
comScore, Inc. (A)	14,824	57,814
CyberAgent, Inc.	67,200	1,296,454
Daily Journal Corp. (A)	242	77,530
Dentsu Group, Inc.	35,965	1,383,744
Discovery, Inc., Series A (A)(C)	21,815	553,665
Discovery, Inc., Series C (A)	39,189	951,117
DISH Network Corp., Class A (A)	32,117	1,395,805
Embracer Group AB (A)	77,638	743,947
Entravision Communications Corp., Class A	10,666	75,729
Fox Corp., Class A	41,724	1,673,550
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Fox Corp., Class B	19,138	$710,403
Gannett Company, Inc. (A)	24,271	162,130
Gray Television, Inc.	14,221	324,523
Hakuhodo DY Holdings, Inc.	38,873	668,963
Hemisphere Media Group, Inc. (A)	2,701	32,898
iHeartMedia, Inc., Class A (A)	18,816	470,776
Informa PLC (A)	249,843	1,837,335
Integral Ad Science Holding Corp. (A)	2,963	61,127
John Wiley & Sons, Inc., Class A	18,951	989,432
Loral Space & Communications, Inc.	2,342	100,729
Meredith Corp. (A)	6,689	372,577
News Corp., Class A	50,472	1,187,606
News Corp., Class B	15,715	365,059
Omnicom Group, Inc.	27,663	2,004,461
Pearson PLC	125,700	1,205,490
Publicis Groupe SA	37,110	2,492,968
Schibsted ASA, B Shares	16,181	684,947
Schibsted ASA, Class A	12,155	576,970
Scholastic Corp.	4,375	155,969
Sinclair Broadcast Group, Inc., Class A	7,941	251,571
Stagwell, Inc. (A)	11,257	86,341
TechTarget, Inc. (A)	4,229	348,554
TEGNA, Inc.	96,377	1,900,554
The EW Scripps Company, Class A	9,750	176,085
The Interpublic Group of Companies, Inc.	50,785	1,862,286
The New York Times Company, Class A	45,368	2,235,281
ViacomCBS, Inc., Class B	78,163	3,088,220
Vivendi SE (C)	118,280	1,489,138
WideOpenWest, Inc. (A)	8,897	174,826
WPP PLC	200,159	2,681,643
		85,472,864
Wireless telecommunication services – 0.5%
Gogo, Inc. (A)(C)	10,204	176,529
KDDI Corp.	268,143	8,828,101
Shenandoah Telecommunications Company	8,369	264,293
SoftBank Corp.	477,400	6,475,829
SoftBank Group Corp.	200,474	11,584,445
Tele2 AB, B Shares (C)	83,250	1,232,659
Telephone & Data Systems, Inc.	43,541	849,050
T-Mobile US, Inc. (A)	75,676	9,668,366
United States Cellular Corp. (A)	2,466	78,641
Vodafone Group PLC	4,647,731	7,072,414
		46,230,327
		693,376,014
Consumer discretionary – 12.0%
Auto components – 0.5%
Adient PLC (A)	41,509	1,720,548
Aisin Corp.	24,458	886,279
American Axle & Manufacturing Holdings, Inc. (A)	19,629	172,931
Aptiv PLC (A)	34,901	5,199,202
BorgWarner, Inc.	30,938	1,336,831
Bridgestone Corp.	94,906	4,490,116
Cie Generale des Etablissements Michelin SCA	28,161	4,318,221
Continental AG (A)	18,285	1,984,994
Cooper-Standard Holdings, Inc. (A)	3,251	71,229
Dana, Inc.	63,799	1,418,890
Denso Corp.	71,995	4,701,082
Dorman Products, Inc. (A)	4,412	417,684
Faurecia SE	19,503	917,569
Fox Factory Holding Corp. (A)	18,502	2,674,279

236

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Gentex Corp.	64,880	$2,139,742
Gentherm, Inc. (A)	5,535	447,948
Koito Manufacturing Company, Ltd.	17,366	1,044,273
LCI Industries	4,117	554,272
Lear Corp.	16,221	2,538,262
Modine Manufacturing Company (A)	9,277	105,108
Motorcar Parts of America, Inc. (A)	3,976	77,532
Patrick Industries, Inc.	3,793	315,957
Standard Motor Products, Inc.	3,367	147,172
Stanley Electric Company, Ltd.	21,667	547,269
Stoneridge, Inc. (A)	4,793	97,729
Sumitomo Electric Industries, Ltd.	125,343	1,666,770
Tenneco, Inc., Class A (A)	11,561	164,975
The Goodyear Tire & Rubber Company (A)	122,706	2,171,896
Toyota Industries Corp.	24,353	2,003,762
Valeo	38,169	1,065,215
Visteon Corp. (A)	12,275	1,158,637
Vitesco Technologies Group AG (A)	3,657	216,040
XPEL, Inc. (A)	3,015	228,718
		47,001,132
Automobiles – 2.0%
Arcimoto, Inc. (A)(C)	5,013	57,299
Bayerische Motoren Werke AG	55,034	5,227,072
Canoo, Inc. (A)(C)	18,663	143,518
Daimler AG	142,261	12,551,927
Ferrari NV	20,952	4,372,679
Fisker, Inc. (A)(C)	27,618	404,604
Ford Motor Company (A)	506,265	7,168,712
General Motors Company (A)	187,302	9,872,688
Harley-Davidson, Inc.	41,772	1,529,273
Honda Motor Company, Ltd.	270,973	8,330,741
Isuzu Motors, Ltd.	96,946	1,261,289
Lordstown Motors Corp., Class A (A)(C)	17,059	136,131
Mazda Motor Corp. (A)	94,500	817,796
Nissan Motor Company, Ltd. (A)	385,876	1,928,402
Renault SA (A)	31,951	1,133,523
Stellantis NV	337,548	6,423,917
Subaru Corp.	102,327	1,890,975
Suzuki Motor Corp.	61,243	2,736,278
Tesla, Inc. (A)	104,691	81,185,777
Thor Industries, Inc.	15,033	1,845,451
Toyota Motor Corp.	1,762,500	31,403,143
Volkswagen AG	5,395	1,663,835
Winnebago Industries, Inc.	5,419	392,607
Workhorse Group, Inc. (A)(C)	21,043	160,979
Yamaha Motor Company, Ltd.	46,613	1,297,698
		183,936,314
Distributors – 0.1%
Funko, Inc., Class A (A)	4,654	84,749
Genuine Parts Company	18,478	2,240,088
LKQ Corp. (A)	34,883	1,755,313
Pool Corp.	5,174	2,247,637
		6,327,787
Diversified consumer services – 0.1%
2U, Inc. (A)	12,159	408,178
Adtalem Global Education, Inc. (A)	8,308	314,125
American Public Education, Inc. (A)	3,443	88,175
Carriage Services, Inc.	2,871	128,018
Coursera, Inc. (A)	9,779	309,505
European Wax Center, Inc., Class A (A)	1,989	55,712
Graham Holdings Company, Class B	1,721	1,013,944
Grand Canyon Education, Inc. (A)	12,269	1,079,181
H&R Block, Inc.	48,345	1,208,625
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Houghton Mifflin Harcourt Company (A)	21,515	$288,946
Laureate Education, Inc., Class A (A)	16,745	284,498
OneSpaWorld Holdings, Ltd. (A)	10,151	101,205
Perdoceo Education Corp. (A)	12,251	129,371
PowerSchool Holdings, Inc., Class A (A)	7,275	179,038
Service Corp. International	45,501	2,741,890
Strategic Education, Inc.	4,099	288,980
Stride, Inc. (A)	6,855	246,369
Vivint Smart Home, Inc. (A)	15,876	150,028
WW International, Inc. (A)	9,006	164,360
		9,180,148
Hotels, restaurants and leisure – 1.9%
Accel Entertainment, Inc. (A)	10,256	124,508
Accor SA (A)	28,240	1,006,960
Aristocrat Leisure, Ltd.	95,524	3,176,795
Bally's Corp. (A)	5,532	277,374
BJ's Restaurants, Inc. (A)	3,989	166,581
Bloomin' Brands, Inc. (A)	14,973	374,325
Bluegreen Vacations Holding Corp. (A)	2,959	76,342
Booking Holdings, Inc. (A)	5,298	12,576,763
Boyd Gaming Corp. (A)	22,244	1,407,155
Brinker International, Inc. (A)	7,672	376,312
Caesars Entertainment, Inc. (A)	27,537	3,091,854
Carnival Corp. (A)	103,027	2,576,705
Century Casinos, Inc. (A)	5,283	71,162
Chipotle Mexican Grill, Inc. (A)	3,625	6,588,510
Choice Hotels International, Inc.	8,912	1,126,209
Churchill Downs, Inc.	9,413	2,259,873
Chuy's Holdings, Inc. (A)	3,608	113,760
Compass Group PLC (A)	296,530	6,064,386
Cracker Barrel Old Country Store, Inc.	10,406	1,455,175
Crown Resorts, Ltd. (A)	61,905	423,761
Darden Restaurants, Inc.	16,814	2,546,817
Dave & Buster's Entertainment, Inc. (A)	7,341	281,381
Del Taco Restaurants, Inc.	6,760	59,015
Denny's Corp. (A)	10,996	179,675
Dine Brands Global, Inc. (A)	2,743	222,759
Domino's Pizza Enterprises, Ltd.	10,067	1,151,446
Domino's Pizza, Inc.	4,755	2,267,945
El Pollo Loco Holdings, Inc. (A)	3,782	63,916
Entain PLC (A)	97,304	2,779,159
Esports Technologies, Inc. (A)(C)	1,065	35,752
Everi Holdings, Inc. (A)	14,361	347,249
Evolution AB (B)	28,234	4,275,735
Expedia Group, Inc. (A)	18,746	3,072,469
F45 Training Holdings, Inc. (A)	4,024	60,199
Flutter Entertainment PLC (A)	27,686	5,491,014
Full House Resorts, Inc. (A)	6,772	71,851
Galaxy Entertainment Group, Ltd. (A)	362,153	1,858,218
GAN, Ltd. (A)	7,366	109,532
Genting Singapore, Ltd.	1,005,121	529,950
Golden Entertainment, Inc. (A)	2,877	141,232
Golden Nugget Online Gaming, Inc. (A)	6,976	121,173
Hilton Grand Vacations, Inc. (A)	14,388	684,437
Hilton Worldwide Holdings, Inc. (A)	35,956	4,750,147
InterContinental Hotels Group PLC (A)	30,453	1,944,471
International Game Technology PLC (A)	16,808	442,387
Jack in the Box, Inc.	9,549	929,404
La Francaise des Jeux SAEM (B)	15,874	816,196
Las Vegas Sands Corp. (A)	44,357	1,623,466
Lindblad Expeditions Holdings, Inc. (A)	5,855	85,424
Marriott International, Inc., Class A (A)	35,294	5,226,688
Marriott Vacations Worldwide Corp.	11,596	1,824,399
McDonald's Corp.	96,352	23,231,431

237

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
McDonald's Holdings Company Japan, Ltd.	13,261	$625,632
Melco Resorts & Entertainment, Ltd., ADR (A)	35,800	366,592
MGM Resorts International	51,603	2,226,669
Monarch Casino & Resort, Inc. (A)	2,218	148,584
Nathan's Famous, Inc.	310	18,963
Noodles & Company (A)	7,500	88,500
Norwegian Cruise Line Holdings, Ltd. (A)	47,741	1,275,162
ONE Group Hospitality, Inc. (A)	4,021	42,984
Oriental Land Company, Ltd.	33,200	5,370,954
Papa John's International, Inc.	14,386	1,826,878
Penn National Gaming, Inc. (A)	20,229	1,465,793
RCI Hospitality Holdings, Inc.	1,498	102,628
Red Robin Gourmet Burgers, Inc. (A)	3,051	70,356
Red Rock Resorts, Inc., Class A (A)	10,314	528,283
Royal Caribbean Cruises, Ltd. (A)	28,916	2,572,078
Rush Street Interactive, Inc. (A)	9,308	178,807
Ruth's Hospitality Group, Inc. (A)	6,033	124,943
Sands China, Ltd. (A)	403,482	825,726
Scientific Games Corp. (A)	42,298	3,513,695
SeaWorld Entertainment, Inc. (A)	8,623	477,024
Shake Shack, Inc., Class A (A)	6,293	493,749
Six Flags Entertainment Corp. (A)	20,984	891,820
SJM Holdings, Ltd. (A)	330,826	224,854
Sodexo SA (A)	14,706	1,285,240
Starbucks Corp.	152,128	16,781,240
Tabcorp Holdings, Ltd.	369,274	1,283,074
Texas Roadhouse, Inc.	30,651	2,799,356
The Cheesecake Factory, Inc. (A)	7,798	366,506
The Wendy's Company	48,393	1,049,160
Travel + Leisure Company	23,431	1,277,692
Whitbread PLC (A)	33,570	1,492,625
Wingstop, Inc.	13,077	2,143,713
Wyndham Hotels & Resorts, Inc.	25,393	1,960,086
Wynn Macau, Ltd. (A)(C)	259,470	218,343
Wynn Resorts, Ltd. (A)	13,581	1,150,990
Yum! Brands, Inc.	38,144	4,665,393
		170,493,539
Household durables – 0.9%
Aterian, Inc. (A)(C)	4,855	52,580
Barratt Developments PLC	169,264	1,496,258
Beazer Homes USA, Inc. (A)	5,169	89,165
Berkeley Group Holdings PLC	18,669	1,090,189
Casio Computer Company, Ltd.	32,248	533,902
Cavco Industries, Inc. (A)	1,550	366,947
Century Communities, Inc.	4,976	305,775
D.R. Horton, Inc.	42,054	3,531,274
Electrolux AB, Series B (C)	37,490	866,158
Ethan Allen Interiors, Inc.	4,256	100,867
Garmin, Ltd.	19,603	3,047,482
GoPro, Inc., Class A (A)	21,115	197,636
Green Brick Partners, Inc. (A)	5,114	104,939
Hamilton Beach Brands Holding Company, Class B	853	13,367
Helen of Troy, Ltd. (A)	10,550	2,370,374
Hooker Furnishings Corp.	2,571	69,391
Hovnanian Enterprises, Inc., Class A (A)	890	85,787
Husqvarna AB, B Shares	69,550	830,847
Iida Group Holdings Company, Ltd.	24,500	630,182
Installed Building Products, Inc.	3,966	424,957
iRobot Corp. (A)(C)	4,698	368,793
KB Home	38,282	1,489,935
La-Z-Boy, Inc.	7,502	241,789
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Leggett & Platt, Inc.	17,199	$771,203
Lennar Corp., A Shares	35,441	3,320,113
LGI Homes, Inc. (A)	3,672	521,094
Lifetime Brands, Inc.	2,079	37,817
M/I Homes, Inc. (A)	4,678	270,388
MDC Holdings, Inc.	9,463	442,111
Meritage Homes Corp. (A)	6,210	602,370
Mohawk Industries, Inc. (A)	7,214	1,279,764
Newell Brands, Inc.	48,848	1,081,495
NVR, Inc. (A)	434	2,080,631
Panasonic Corp.	367,009	4,549,223
Persimmon PLC	53,039	1,896,937
PulteGroup, Inc.	33,484	1,537,585
Purple Innovation, Inc. (A)	9,801	206,017
Rinnai Corp.	5,978	656,332
SEB SA	4,599	647,011
Sekisui Chemical Company, Ltd.	62,744	1,078,079
Sekisui House, Ltd.	102,426	2,144,898
Sharp Corp.	35,600	448,770
Skyline Champion Corp. (A)	8,865	532,432
Sonos, Inc. (A)	20,233	654,740
Sony Group Corp.	209,600	23,269,509
Taylor Morrison Home Corp. (A)	54,097	1,394,621
Taylor Wimpey PLC	606,034	1,264,005
Tempur Sealy International, Inc.	53,352	2,476,066
The Lovesac Company (A)	2,245	148,372
Toll Brothers, Inc.	31,489	1,741,027
TopBuild Corp. (A)	8,942	1,831,411
Traeger, Inc. (A)	3,966	83,008
Tri Pointe Homes, Inc. (A)	49,660	1,043,853
Tupperware Brands Corp. (A)	8,527	180,090
Universal Electronics, Inc. (A)	2,355	115,984
Vuzix Corp. (A)(C)	10,114	105,792
Weber, Inc., Class A (A)(C)	3,473	61,090
Whirlpool Corp.	8,090	1,649,227
		78,431,659
Internet and direct marketing retail – 2.5%
1-800-Flowers.com, Inc., Class A (A)	4,546	138,698
Amazon.com, Inc. (A)	56,194	184,599,538
CarParts.com, Inc. (A)	8,542	133,341
Delivery Hero SE (A)(B)	26,927	3,434,678
eBay, Inc.	83,871	5,843,293
Etsy, Inc. (A)	16,331	3,396,195
Groupon, Inc. (A)	4,196	95,711
HelloFresh SE (A)	27,454	2,530,355
Just Eat Takeaway.com NV (A)(B)	29,820	2,178,768
Lands' End, Inc. (A)	2,523	59,391
Liquidity Services, Inc. (A)	4,573	98,823
Magnite, Inc. (A)	21,852	611,856
Mercari, Inc. (A)	17,000	939,385
Overstock.com, Inc. (A)	7,256	565,388
PetMed Express, Inc. (C)	3,674	98,720
Porch Group, Inc. (A)	13,111	231,802
Prosus NV (A)	155,104	12,414,677
Quotient Technology, Inc. (A)	15,889	92,474
Rakuten Group, Inc.	144,105	1,403,691
Revolve Group, Inc. (A)	6,045	373,400
Shutterstock, Inc.	3,890	440,815
Stamps.com, Inc. (A)	2,980	982,774
Stitch Fix, Inc., Class A (A)	9,970	398,302
The RealReal, Inc. (A)	13,705	180,632
Xometry, Inc., Class A (A)(C)	1,440	83,045
Zalando SE (A)(B)	36,867	3,362,326

238

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
ZOZO, Inc.	20,700	$775,525
		225,463,603
Leisure products – 0.2%
Acushnet Holdings Corp.	5,613	262,127
American Outdoor Brands, Inc. (A)	2,388	58,649
AMMO, Inc. (A)(C)	14,868	91,438
Bandai Namco Holdings, Inc.	33,193	2,495,371
Brunswick Corp.	21,042	2,004,671
Callaway Golf Company (A)	51,373	1,419,436
Clarus Corp.	4,206	107,800
Escalade, Inc.	2,562	48,447
Genius Brands International, Inc. (A)(C)	52,641	71,592
Hasbro, Inc.	16,698	1,489,796
Johnson Outdoors, Inc., Class A	909	96,172
Latham Group, Inc. (A)	4,219	69,192
Malibu Boats, Inc., Class A (A)	3,521	246,400
MasterCraft Boat Holdings, Inc. (A)	3,716	93,197
Mattel, Inc. (A)	94,751	1,758,579
Nautilus, Inc. (A)	5,726	53,309
Polaris, Inc.	15,464	1,850,422
Shimano, Inc.	12,281	3,588,349
Smith & Wesson Brands, Inc.	8,103	168,218
Sturm Ruger & Company, Inc.	2,841	209,609
Vista Outdoor, Inc. (A)	9,594	386,734
Yamaha Corp.	22,273	1,401,018
YETI Holdings, Inc. (A)	23,742	2,034,452
		20,004,978
Multiline retail – 0.5%
Big Lots, Inc.	5,746	249,147
Dillard's, Inc., Class A	1,005	173,383
Dollar General Corp.	30,475	6,464,967
Dollar Tree, Inc. (A)	29,927	2,864,612
Franchise Group, Inc.	4,970	175,988
Kohl's Corp.	42,420	1,997,558
Macy's, Inc.	52,693	1,190,862
Next PLC	22,098	2,430,799
Nordstrom, Inc. (A)	30,201	798,816
Ollie's Bargain Outlet Holdings, Inc. (A)	16,485	993,716
Pan Pacific International Holdings Corp.	68,500	1,413,383
Ryohin Keikaku Company, Ltd.	41,960	933,319
Target Corp.	63,830	14,602,389
Wesfarmers, Ltd.	188,465	7,495,893
		41,784,832
Specialty retail – 1.8%
ABC-Mart, Inc.	5,464	306,929
Abercrombie & Fitch Company, Class A (A)	10,302	387,664
Academy Sports & Outdoors, Inc. (A)	13,060	522,661
Advance Auto Parts, Inc.	8,443	1,763,658
American Eagle Outfitters, Inc. (C)	66,952	1,727,362
America's Car-Mart, Inc. (A)	1,077	125,772
Arko Corp. (A)	11,337	114,504
Asbury Automotive Group, Inc. (A)	3,234	636,257
AutoNation, Inc. (A)	11,858	1,443,830
AutoZone, Inc. (A)	2,780	4,720,412
Barnes & Noble Education, Inc. (A)	7,147	71,399
Bath & Body Works, Inc.	34,158	2,152,979
Bed Bath & Beyond, Inc. (A)	17,737	306,407
Best Buy Company, Inc.	29,085	3,074,575
Big 5 Sporting Goods Corp.	3,607	83,105
Boot Barn Holdings, Inc. (A)	4,902	435,641
Caleres, Inc.	6,422	142,697
Camping World Holdings, Inc., Class A	7,235	281,224
CarLotz, Inc. (A)	13,757	52,414
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
CarMax, Inc. (A)	21,022	$2,689,975
Chico's FAS, Inc. (A)	20,904	93,859
Chow Tai Fook Jewellery Group, Ltd.	332,400	632,155
Citi Trends, Inc. (A)	1,526	111,337
Conn's, Inc. (A)	3,197	72,988
Designer Brands, Inc., Class A (A)	10,530	146,683
Dick's Sporting Goods, Inc.	17,794	2,131,187
Fast Retailing Company, Ltd.	9,746	7,187,826
Five Below, Inc. (A)	15,203	2,688,042
Foot Locker, Inc.	24,459	1,116,798
GameStop Corp., Class A (A)(C)	16,894	2,964,390
Genesco, Inc. (A)	2,544	146,865
Group 1 Automotive, Inc.	2,932	550,864
GrowGeneration Corp. (A)	9,208	227,161
Guess?, Inc.	7,012	147,322
Haverty Furniture Companies, Inc.	2,931	98,804
Hennes & Mauritz AB, B Shares (A)	121,394	2,457,210
Hibbett, Inc.	2,700	190,998
Hikari Tsushin, Inc.	3,500	591,566
Industria de Diseno Textil SA	181,314	6,671,583
JD Sports Fashion PLC	85,737	1,204,904
Kingfisher PLC	350,947	1,584,131
Lithia Motors, Inc.	8,214	2,604,167
Lowe's Companies, Inc.	91,203	18,501,441
Lumber Liquidators Holdings, Inc. (A)	5,308	99,153
MarineMax, Inc. (A)	3,566	173,022
Monro, Inc.	5,641	324,414
Murphy USA, Inc.	10,482	1,753,219
National Vision Holdings, Inc. (A)	13,712	778,430
Nitori Holdings Company, Ltd.	13,311	2,623,224
OneWater Marine, Inc., Class A	1,865	74,992
O'Reilly Automotive, Inc. (A)	8,896	5,435,990
Party City Holdco, Inc. (A)	19,063	135,347
Rent-A-Center, Inc.	11,056	621,458
RH (A)	4,625	3,084,459
Ross Stores, Inc.	46,076	5,015,373
Sally Beauty Holdings, Inc. (A)	19,088	321,633
Shift Technologies, Inc. (A)(C)	11,775	81,719
Shoe Carnival, Inc.	3,136	101,669
Signet Jewelers, Ltd.	8,745	690,505
Sleep Number Corp. (A)	3,892	363,824
Sonic Automotive, Inc., Class A	3,709	194,871
Sportsman's Warehouse Holdings, Inc. (A)	7,572	133,267
The Aaron's Company, Inc.	5,595	154,086
The Buckle, Inc.	5,034	199,296
The Cato Corp., Class A	3,937	65,118
The Children's Place, Inc. (A)	2,367	178,140
The Container Store Group, Inc. (A)	5,690	54,169
The Gap, Inc.	27,769	630,356
The Home Depot, Inc.	137,182	45,031,363
The ODP Corp. (A)	7,962	319,754
The TJX Companies, Inc.	155,662	10,270,579
Tilly's, Inc., Class A	4,719	66,113
Tractor Supply Company	14,752	2,988,903
TravelCenters of America, Inc. (A)	2,249	111,978
Ulta Beauty, Inc. (A)	7,065	2,549,900
Urban Outfitters, Inc. (A)	29,538	876,983
USS Company, Ltd.	36,448	620,430
Victoria's Secret & Company (A)	20,390	1,126,751
Williams-Sonoma, Inc.	20,396	3,616,823
Winmark Corp.	599	128,803
Yamada Holdings Company, Ltd.	112,508	472,486

239

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Zumiez, Inc. (A)	3,836	$152,519
		164,782,865
Textiles, apparel and luxury goods – 1.5%
adidas AG	31,647	9,945,273
Burberry Group PLC	67,296	1,637,758
Capri Holdings, Ltd. (A)	41,274	1,998,074
Carter's, Inc.	11,950	1,162,018
Cie Financiere Richemont SA, A Shares	86,766	8,996,079
Columbia Sportswear Company	9,493	909,809
Crocs, Inc. (A)	27,287	3,915,139
Deckers Outdoor Corp. (A)	7,511	2,705,462
EssilorLuxottica SA	47,434	9,064,308
Fossil Group, Inc. (A)	8,688	102,953
G-III Apparel Group, Ltd. (A)	7,506	212,420
Hanesbrands, Inc.	45,047	773,007
Hermes International	5,264	7,262,922
Kering SA	12,468	8,855,528
Kontoor Brands, Inc.	8,682	433,666
LVMH Moet Hennessy Louis Vuitton SE	46,145	33,051,984
Moncler SpA	34,118	2,080,877
Movado Group, Inc.	2,776	87,416
NIKE, Inc., Class B	164,900	23,948,427
Oxford Industries, Inc.	2,749	247,877
Pandora A/S	16,622	2,017,906
PLBY Group, Inc. (A)(C)	4,191	98,782
Puma SE	17,549	1,950,836
PVH Corp. (A)	9,207	946,388
Ralph Lauren Corp.	6,274	696,665
Rocky Brands, Inc.	1,293	61,560
Skechers USA, Inc., Class A (A)	36,626	1,542,687
Steven Madden, Ltd.	13,738	551,718
Superior Group of Companies, Inc.	1,439	33,514
Tapestry, Inc.	35,979	1,331,943
The Swatch Group AG	8,745	449,967
The Swatch Group AG, Bearer Shares	4,810	1,254,841
Under Armour, Inc., Class A (A)	24,339	491,161
Under Armour, Inc., Class C (A)	26,888	471,078
Vera Bradley, Inc. (A)	5,722	53,844
VF Corp.	42,047	2,816,729
Wolverine World Wide, Inc.	13,680	408,211
		132,568,827
		1,079,975,684
Consumer staples – 6.6%
Beverages – 1.4%
Anheuser-Busch InBev SA/NV	126,651	7,183,314
Asahi Group Holdings, Ltd.	75,881	3,661,664
Brown-Forman Corp., Class B	23,574	1,579,694
Budweiser Brewing Company APAC, Ltd. (B)	286,200	726,959
Carlsberg A/S, Class B	16,689	2,722,696
Celsius Holdings, Inc. (A)	9,075	817,567
Coca-Cola Consolidated, Inc.	786	309,825
Coca-Cola Europacific Partners PLC	34,058	1,883,067
Coca-Cola HBC AG (A)	33,335	1,074,193
Constellation Brands, Inc., Class A	21,708	4,573,659
Davide Campari-Milano NV	86,885	1,220,492
Diageo PLC	388,721	18,819,931
Heineken Holding NV	19,150	1,667,503
Heineken NV	43,084	4,496,884
Ito En, Ltd.	8,900	590,381
Kirin Holdings Company, Ltd.	136,692	2,536,986
MGP Ingredients, Inc.	2,377	154,743
Molson Coors Beverage Company, Class B	24,307	1,127,359
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Monster Beverage Corp. (A)	48,448	$4,303,636
National Beverage Corp.	4,017	210,852
PepsiCo, Inc.	178,321	26,821,262
Pernod Ricard SA	34,823	7,677,185
Primo Water Corp.	26,182	411,581
Remy Cointreau SA (C)	3,778	731,458
Suntory Beverage & Food, Ltd.	23,159	960,064
The Boston Beer Company, Inc., Class A (A)	2,549	1,299,353
The Coca-Cola Company	501,240	26,300,063
The Duckhorn Portfolio, Inc. (A)	3,376	77,277
Treasury Wine Estates, Ltd.	119,985	1,058,025
		124,997,673
Food and staples retailing – 1.3%
Aeon Company, Ltd.	108,678	2,857,140
BJ's Wholesale Club Holdings, Inc. (A)	60,164	3,304,207
Carrefour SA	101,928	1,826,696
Casey's General Stores, Inc.	10,053	1,894,488
Coles Group, Ltd.	221,723	2,693,265
Cosmos Pharmaceutical Corp.	3,300	560,447
Costco Wholesale Corp.	57,036	25,629,127
Endeavour Group, Ltd.	222,946	1,115,643
Etablissements Franz Colruyt NV	9,053	461,812
Grocery Outlet Holding Corp. (A)	23,700	511,209
HF Foods Group, Inc. (A)	7,776	47,045
ICA Gruppen AB	16,717	766,969
Ingles Markets, Inc., Class A	2,375	156,821
J Sainsbury PLC	278,809	1,068,614
Jeronimo Martins SGPS SA	41,839	834,161
Kesko OYJ, B Shares	45,399	1,565,966
Kobe Bussan Company, Ltd.	22,700	741,696
Koninklijke Ahold Delhaize NV	173,819	5,787,848
Lawson, Inc.	8,289	407,175
Ocado Group PLC (A)	80,993	1,810,017
Performance Food Group Company (A)	67,165	3,120,486
PriceSmart, Inc.	3,921	304,074
Rite Aid Corp. (A)	9,623	136,647
Seven & i Holdings Company, Ltd.	125,229	5,700,981
SpartanNash Company	6,187	135,495
Sprouts Farmers Market, Inc. (A)	50,130	1,161,512
Sysco Corp.	66,004	5,181,314
Tesco PLC	1,285,146	4,376,736
The Andersons, Inc.	5,364	165,372
The Chefs' Warehouse, Inc. (A)	5,473	178,256
The Kroger Company	87,732	3,547,005
Tsuruha Holdings, Inc.	6,598	813,679
United Natural Foods, Inc. (A)	9,376	453,986
Village Super Market, Inc., Class A	1,739	37,702
Walgreens Boots Alliance, Inc.	92,629	4,358,194
Walmart, Inc.	184,383	25,699,303
Weis Markets, Inc.	2,684	141,044
Welcia Holdings Company, Ltd.	15,700	565,870
Wm Morrison Supermarkets PLC	400,542	1,586,831
Woolworths Group, Ltd.	210,706	5,918,365
		117,623,198
Food products – 1.7%
a2 Milk Company, Ltd. (A)	123,569	547,157
Ajinomoto Company, Inc.	77,596	2,292,947
AppHarvest, Inc. (A)(C)	12,415	80,946
Archer-Daniels-Midland Company	72,170	4,330,922
Associated British Foods PLC	59,215	1,474,021
B&G Foods, Inc. (C)	10,731	320,750
Barry Callebaut AG	593	1,344,961
Calavo Growers, Inc.	3,054	116,785
Cal-Maine Foods, Inc.	5,886	212,838

240

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Campbell Soup Company	26,197	$1,095,297
Chocoladefabriken Lindt & Spruengli AG	18	2,118,995
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	174	1,944,886
Conagra Brands, Inc.	61,973	2,099,026
Danone SA	108,583	7,402,963
Darling Ingredients, Inc. (A)	44,005	3,163,960
Flowers Foods, Inc.	54,045	1,277,083
Fresh Del Monte Produce, Inc.	5,620	181,076
General Mills, Inc.	78,222	4,679,240
Hormel Foods Corp.	36,368	1,491,088
Hostess Brands, Inc. (A)	21,793	378,544
Ingredion, Inc.	18,193	1,619,359
J&J Snack Foods Corp.	2,434	371,964
JDE Peet's NV	12,503	373,525
John B. Sanfilippo & Son, Inc.	1,509	123,315
Kellogg Company	32,985	2,108,401
Kerry Group PLC, Class A	25,244	3,391,475
Kerry Group PLC, Class A (London Stock Exchange)	1,204	161,183
Kikkoman Corp.	24,146	1,964,824
Krispy Kreme, Inc. (A)(C)	3,746	52,444
Lamb Weston Holdings, Inc.	18,723	1,149,031
Lancaster Colony Corp.	8,518	1,437,924
Landec Corp. (A)	5,944	54,804
Limoneira Company	3,721	60,169
McCormick & Company, Inc.	32,151	2,605,196
MEIJI Holdings Company, Ltd.	20,300	1,312,443
Mission Produce, Inc. (A)(C)	6,385	117,356
Mondelez International, Inc., Class A	180,347	10,492,588
Mowi ASA	73,060	1,853,720
Nestle SA	478,874	57,699,537
NH Foods, Ltd.	13,741	518,920
Nisshin Seifun Group, Inc.	32,900	545,177
Nissin Foods Holdings Company, Ltd.	10,575	848,587
Orkla ASA	124,842	1,145,824
Pilgrim's Pride Corp. (A)	13,232	384,787
Post Holdings, Inc. (A)	15,914	1,753,086
Sanderson Farms, Inc.	9,134	1,719,019
Seneca Foods Corp., Class A (A)	1,169	56,369
Tattooed Chef, Inc. (A)	8,169	150,555
The Hain Celestial Group, Inc. (A)	22,744	972,988
The Hershey Company	18,763	3,175,638
The J.M. Smucker Company	13,979	1,677,899
The Kraft Heinz Company	86,814	3,196,491
The Simply Good Foods Company (A)	14,293	492,966
Tootsie Roll Industries, Inc.	7,374	224,391
Toyo Suisan Kaisha, Ltd.	14,750	653,126
TreeHouse Foods, Inc. (A)	8,730	348,152
Tyson Foods, Inc., Class A	38,037	3,002,641
Utz Brands, Inc.	9,660	165,476
Vital Farms, Inc. (A)	4,707	82,702
WH Group, Ltd. (B)	1,593,000	1,134,293
Whole Earth Brands, Inc. (A)	6,899	79,683
Wilmar International, Ltd.	319,303	986,454
Yakult Honsha Company, Ltd.	21,303	1,078,380
		147,896,347
Household products – 0.9%
Central Garden & Pet Company (A)	2,522	121,056
Central Garden & Pet Company, Class A (A)	5,806	249,658
Church & Dwight Company, Inc.	31,680	2,615,818
Colgate-Palmolive Company	108,831	8,225,447
Energizer Holdings, Inc.	28,536	1,114,331
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
Essity AB, B Shares	101,157	$3,137,281
Henkel AG & Company KGaA	17,273	1,485,912
Kimberly-Clark Corp.	43,449	5,754,386
Lion Corp.	37,300	603,300
Oil-Dri Corp. of America	1,449	50,715
Pigeon Corp.	19,200	446,357
Reckitt Benckiser Group PLC	118,573	9,315,117
The Clorox Company	15,845	2,624,090
The Procter & Gamble Company	313,188	43,783,682
Unicharm Corp.	67,100	2,973,335
WD-40 Company	2,263	523,839
		83,024,324
Personal products – 0.7%
Beiersdorf AG	16,755	1,807,866
BellRing Brands, Inc., Class A (A)	6,697	205,933
Coty, Inc., Class A (A)	76,964	604,937
Edgewell Personal Care Company	9,079	329,568
elf Beauty, Inc. (A)	8,180	237,629
Inter Parfums, Inc.	3,020	225,805
Kao Corp.	80,075	4,765,548
Kobayashi Pharmaceutical Company, Ltd.	8,900	705,616
Kose Corp.	5,500	657,774
L'Oreal SA	41,937	17,353,698
Medifast, Inc.	1,961	377,767
Nu Skin Enterprises, Inc., Class A	21,887	885,767
Pola Orbis Holdings, Inc.	15,272	351,527
Shiseido Company, Ltd.	66,460	4,466,738
The Beauty Health Company (A)(C)	14,733	382,616
The Estee Lauder Companies, Inc., Class A	29,919	8,973,606
The Honest Company, Inc. (A)(C)	5,160	53,561
Unilever PLC	435,482	23,576,267
USANA Health Sciences, Inc. (A)	2,071	190,946
Veru, Inc. (A)	11,609	99,025
		66,252,194
Tobacco – 0.6%
22nd Century Group, Inc. (A)(C)	28,685	84,908
Altria Group, Inc.	237,924	10,830,300
British American Tobacco PLC	362,336	12,665,279
Imperial Brands PLC	157,310	3,290,397
Japan Tobacco, Inc.	199,466	3,908,388
Philip Morris International, Inc.	201,084	19,060,752
Swedish Match AB	262,625	2,298,649
Turning Point Brands, Inc.	2,453	117,131
Universal Corp.	3,933	190,082
Vector Group, Ltd.	24,307	309,914
		52,755,800
		592,549,536
Energy – 3.0%
Energy equipment and services – 0.2%
Archrock, Inc.	23,163	191,095
Aspen Aerogels, Inc. (A)	3,747	172,399
Baker Hughes Company	106,893	2,643,464
Bristow Group, Inc. (A)	3,646	116,052
Cactus, Inc., Class A	9,121	344,044
ChampionX Corp. (A)	88,900	1,987,804
DMC Global, Inc. (A)	3,344	123,427
Dril-Quip, Inc. (A)	6,049	152,314
Frank's International NV (A)	30,681	90,202
Halliburton Company	114,893	2,483,987
Helix Energy Solutions Group, Inc. (A)	25,850	100,298
Helmerich & Payne, Inc.	17,528	480,442

241

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Liberty Oilfield Services, Inc., Class A (A)	15,581	$188,998
Nabors Industries, Ltd. (A)	1,267	122,240
National Energy Services Reunited Corp. (A)	6,472	81,029
Newpark Resources, Inc. (A)	19,002	62,707
NexTier Oilfield Solutions, Inc. (A)	30,851	141,915
NOV, Inc. (A)	106,083	1,390,748
Oceaneering International, Inc. (A)	17,287	230,263
Oil States International, Inc. (A)	11,965	76,456
Patterson-UTI Energy, Inc.	32,170	289,530
ProPetro Holding Corp. (A)	15,309	132,423
RPC, Inc. (A)	12,911	62,747
Schlumberger NV	180,427	5,347,856
Select Energy Services, Inc., Class A (A)	12,331	63,998
Tenaris SA	78,490	825,642
TETRA Technologies, Inc. (A)	23,211	72,418
Tidewater, Inc. (A)	7,583	91,451
U.S. Silica Holdings, Inc. (A)	13,160	105,148
		18,171,097
Oil, gas and consumable fuels – 2.8%
Aemetis, Inc. (A)(C)	4,874	89,097
Alto Ingredients, Inc. (A)	13,767	68,009
Ampol, Ltd.	39,610	790,516
Antero Midstream Corp.	88,154	918,565
Antero Resources Corp. (A)	48,029	903,425
APA Corp.	48,772	1,045,184
Arch Resources, Inc. (A)	2,530	234,658
Berry Corp.	12,918	93,139
Bonanza Creek Energy, Inc.	5,088	243,715
BP PLC	3,364,729	15,325,845
Brigham Minerals, Inc., Class A	7,672	146,996
Cabot Oil & Gas Corp.	51,564	1,122,033
California Resources Corp. (A)	13,870	568,670
Callon Petroleum Company (A)	6,753	331,437
Centennial Resource Development, Inc., Class A (A)	30,668	205,476
Centrus Energy Corp., Class A (A)	1,883	72,797
Chesapeake Energy Corp.	16,534	1,018,329
Chevron Corp.	249,515	25,313,297
Cimarex Energy Company	27,915	2,434,188
Clean Energy Fuels Corp. (A)(C)	26,384	215,030
CNX Resources Corp. (A)	95,159	1,200,907
Comstock Resources, Inc. (A)	15,946	165,041
ConocoPhillips	172,769	11,708,555
CONSOL Energy, Inc. (A)	5,714	148,678
Contango Oil & Gas Company (A)	26,817	122,554
CVR Energy, Inc.	5,497	91,580
Delek US Holdings, Inc. (A)	11,473	206,170
Denbury, Inc. (A)	8,477	595,509
Devon Energy Corp.	81,233	2,884,584
DHT Holdings, Inc.	22,723	148,381
Diamondback Energy, Inc.	21,958	2,078,764
Dorian LPG, Ltd.	5,241	65,041
DT Midstream, Inc.	26,300	1,216,112
ENEOS Holdings, Inc.	510,111	2,072,251
Energy Fuels, Inc. (A)(C)	25,437	178,568
Eni SpA	419,522	5,594,410
EOG Resources, Inc.	75,330	6,046,739
EQT Corp. (A)	74,925	1,532,966
Equinor ASA	162,445	4,131,108
Equitrans Midstream Corp.	179,464	1,819,765
Extraction Oil & Gas, Inc. (A)	2,708	152,867
Exxon Mobil Corp.	546,218	32,128,543
Frontline, Ltd. (A)(C)	19,966	187,081
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Galp Energia SGPS SA	83,319	$946,336
Gevo, Inc. (A)(C)	33,841	224,704
Golar LNG, Ltd. (A)	17,654	228,972
Green Plains, Inc. (A)	8,040	262,506
Hess Corp.	35,559	2,777,513
HollyFrontier Corp.	40,589	1,344,714
Idemitsu Kosan Company, Ltd.	34,686	912,473
Inpex Corp.	170,141	1,324,775
International Seaways, Inc.	7,920	144,302
Kinder Morgan, Inc.	251,488	4,207,394
Koninklijke Vopak NV	11,687	460,496
Kosmos Energy, Ltd. (A)	70,960	210,042
Laredo Petroleum, Inc. (A)	2,158	174,949
Lundin Energy AB (C)	33,268	1,234,947
Magnolia Oil & Gas Corp., Class A	23,512	418,278
Marathon Oil Corp.	101,720	1,390,512
Marathon Petroleum Corp.	82,341	5,089,497
Matador Resources Company	18,674	710,359
Murphy Oil Corp.	64,100	1,600,577
Neste OYJ	70,321	3,966,969
Nordic American Tankers, Ltd. (C)	29,813	76,321
Northern Oil and Gas, Inc.	9,068	194,055
Oasis Petroleum, Inc.	3,341	332,162
Occidental Petroleum Corp.	114,447	3,385,342
Oil Search, Ltd.	328,111	1,021,071
OMV AG	24,479	1,474,018
ONEOK, Inc.	57,499	3,334,367
Ovintiv, Inc.	44,053	1,448,463
Par Pacific Holdings, Inc. (A)	7,962	125,163
PBF Energy, Inc., Class A (A)	16,803	217,935
PDC Energy, Inc.	16,724	792,550
Peabody Energy Corp. (A)	13,606	201,233
Penn Virginia Corp. (A)	2,991	79,770
Phillips 66	56,510	3,957,395
Pioneer Natural Resources Company	29,272	4,874,081
Range Resources Corp. (A)	40,170	909,047
Renewable Energy Group, Inc. (A)	7,444	373,689
Repsol SA	241,187	3,148,346
REX American Resources Corp. (A)	984	78,592
Royal Dutch Shell PLC, A Shares	681,696	15,160,356
Royal Dutch Shell PLC, B Shares	616,038	13,649,314
Santos, Ltd.	311,619	1,596,122
Scorpio Tankers, Inc.	8,581	159,092
SFL Corp., Ltd.	18,527	155,256
SM Energy Company	20,226	533,562
Southwestern Energy Company (A)	114,299	633,216
Talos Energy, Inc. (A)	6,791	93,512
Targa Resources Corp.	62,084	3,055,154
Teekay Tankers, Ltd., Class A (A)	4,806	69,831
Tellurian, Inc. (A)	61,697	241,235
The Williams Companies, Inc.	156,755	4,066,225
TotalEnergies SE	415,270	19,849,052
Uranium Energy Corp. (A)	40,624	123,903
Ur-Energy, Inc. (A)	35,880	61,714
Valero Energy Corp.	52,747	3,722,356
Vine Energy, Inc., Class A (A)	4,645	76,503
W&T Offshore, Inc. (A)	18,300	68,076
Washington H. Soul Pattinson & Company, Ltd. (C)	17,906	497,626
Whiting Petroleum Corp. (A)	6,517	380,658
Woodside Petroleum, Ltd.	160,165	2,738,708
World Fuel Services Corp.	10,364	348,438
		246,550,404
		264,721,501

242

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 13.2%
Banks – 5.9%
1st Source Corp.	2,514	$118,761
ABN AMRO Bank NV (A)(B)	70,311	1,014,403
Allegiance Bancshares, Inc.	3,360	128,184
Altabancorp	3,121	137,823
Amalgamated Financial Corp.	2,860	45,245
Amerant Bancorp, Inc. (A)	3,716	91,934
American National Bankshares, Inc.	2,333	77,082
Ameris Bancorp	11,092	575,453
Arrow Financial Corp.	2,651	91,098
Associated Banc-Corp.	66,311	1,420,382
Atlantic Capital Bancshares, Inc. (A)	3,742	99,126
Atlantic Union Bankshares Corp.	12,587	463,831
Australia & New Zealand Banking Group, Ltd.	472,979	9,498,622
Banc of California, Inc.	8,038	148,623
BancFirst Corp.	2,847	171,162
Banco Bilbao Vizcaya Argentaria SA (A)	1,108,323	7,315,602
Banco Espirito Santo SA (A)	625,609	188
Banco Santander SA (A)	2,882,326	10,440,831
BancorpSouth Bank	46,380	1,381,196
Bank First Corp. (C)	1,100	77,957
Bank Hapoalim BM	188,821	1,658,531
Bank Leumi Le-Israel BM	241,496	2,046,205
Bank of America Corp.	955,413	40,557,282
Bank of Hawaii Corp.	10,990	903,048
Bank of Marin Bancorp	3,010	113,628
Bank OZK	33,081	1,421,821
BankUnited, Inc.	15,202	635,748
Banner Corp.	5,611	309,783
Banque Cantonale Vaudoise	5,007	380,697
Bar Harbor Bankshares	3,156	88,526
Barclays PLC	2,824,612	7,177,275
Berkshire Hills Bancorp, Inc.	8,090	218,268
Blue Ridge Bankshares, Inc. (C)	4,066	71,521
BNP Paribas SA (C)	186,965	11,962,145
BOC Hong Kong Holdings, Ltd.	615,241	1,853,978
Brookline Bancorp, Inc.	13,137	200,471
Bryn Mawr Bank Corp.	3,448	158,436
Business First Bancshares, Inc.	3,662	85,654
Byline Bancorp, Inc.	4,268	104,822
Cadence BanCorp	20,768	456,065
CaixaBank SA	736,903	2,285,153
Cambridge Bancorp	1,128	99,264
Camden National Corp.	2,511	120,277
Capital City Bank Group, Inc.	3,460	85,600
Capstar Financial Holdings, Inc.	3,925	83,367
Carter Bankshares, Inc. (A)	5,480	77,926
Cathay General Bancorp	33,186	1,373,569
CBTX, Inc.	3,044	80,301
Central Pacific Financial Corp.	5,012	128,708
Century Bancorp, Inc., Class A	525	60,501
CIT Group, Inc.	43,382	2,253,695
Citigroup, Inc.	261,497	18,351,859
Citizens & Northern Corp.	3,072	77,599
Citizens Financial Group, Inc.	54,974	2,582,679
City Holding Company	2,215	172,571
Civista Bancshares, Inc.	3,556	82,606
CNB Financial Corp.	3,608	87,819
Coastal Financial Corp. (A)	2,132	67,926
Columbia Banking System, Inc.	11,763	446,876
Comerica, Inc.	17,279	1,390,960
Commerce Bancshares, Inc.	28,860	2,010,965
Commerzbank AG (A)	166,532	1,103,060
Commonwealth Bank of Australia	294,887	21,883,659
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Community Bank System, Inc.	8,596	$588,138
Community Trust Bancorp, Inc.	2,582	108,702
Concordia Financial Group, Ltd.	180,946	712,297
ConnectOne Bancorp, Inc.	6,131	183,991
Credit Agricole SA	193,923	2,665,556
CrossFirst Bankshares, Inc. (A)	8,530	110,890
Cullen/Frost Bankers, Inc.	15,381	1,824,494
Customers Bancorp, Inc. (A)	4,939	212,476
CVB Financial Corp.	20,633	420,294
Danske Bank A/S	114,650	1,931,408
DBS Group Holdings, Ltd.	300,383	6,656,070
Dime Community Bancshares, Inc.	5,701	186,195
DNB Bank ASA (A)	154,619	3,515,214
Eagle Bancorp, Inc.	4,968	285,660
East West Bancorp, Inc.	38,522	2,986,996
Eastern Bankshares, Inc.	28,494	578,428
Enterprise Financial Services Corp.	5,736	259,726
Equity Bancshares, Inc., Class A	2,739	91,428
Erste Group Bank AG	46,436	2,038,966
Farmers National Banc Corp.	5,680	89,233
FB Financial Corp.	5,503	235,969
Fifth Third Bancorp	89,117	3,782,125
Financial Institutions, Inc.	3,119	95,597
FinecoBank Banca Fineco SpA (A)	101,376	1,831,041
First Bancorp (North Carolina)	4,556	195,954
First Bancorp (Puerto Rico)	34,367	451,926
First Busey Corp.	8,143	200,562
First Commonwealth Financial Corp.	15,207	207,271
First Community Bankshares, Inc.	3,153	100,013
First Financial Bancorp	15,505	362,972
First Financial Bankshares, Inc.	56,153	2,580,230
First Financial Corp.	2,171	91,291
First Foundation, Inc.	6,870	180,681
First Horizon Corp.	149,153	2,429,702
First Internet Bancorp	1,968	61,362
First Interstate BancSystem, Inc., Class A	6,486	261,126
First Merchants Corp.	8,865	370,912
First Mid Bancshares, Inc.	2,910	119,485
First Midwest Bancorp, Inc.	18,760	356,628
First Republic Bank	22,747	4,387,441
Flushing Financial Corp.	5,054	114,220
FNB Corp.	86,754	1,008,081
Fulton Financial Corp.	69,610	1,063,641
German American Bancorp, Inc.	3,957	152,859
Glacier Bancorp, Inc.	41,617	2,303,501
Great Southern Bancorp, Inc.	1,649	90,382
Great Western Bancorp, Inc.	9,109	298,229
Guaranty Bancshares, Inc.	1,942	69,621
Hancock Whitney Corp.	37,903	1,785,989
Hang Seng Bank, Ltd.	127,090	2,176,900
Hanmi Financial Corp.	5,989	120,139
HarborOne Bancorp, Inc.	8,823	123,875
Heartland Financial USA, Inc.	6,048	290,788
Heritage Commerce Corp.	11,410	132,698
Heritage Financial Corp.	5,946	151,623
Hilltop Holdings, Inc.	10,197	333,136
Home BancShares, Inc.	66,263	1,559,168
HomeTrust Bancshares, Inc.	3,035	84,919
Hope Bancorp, Inc.	18,936	273,436
Horizon Bancorp, Inc.	7,716	140,200
Howard Bancorp, Inc. (A)	3,066	62,178
HSBC Holdings PLC	3,395,173	17,752,267
Huntington Bancshares, Inc.	190,506	2,945,223
Independent Bank Corp. (Massachusetts)	5,334	406,184

243

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Independent Bank Corp. (Michigan)	4,600	$98,808
Independent Bank Group, Inc.	6,163	437,820
ING Groep NV	648,921	9,434,339
International Bancshares Corp.	23,233	967,422
Intesa Sanpaolo SpA	2,745,233	7,771,711
Investors Bancorp, Inc.	37,126	560,974
Israel Discount Bank, Ltd., Class A (A)	193,480	1,021,348
Japan Post Bank Company, Ltd.	67,300	577,264
JPMorgan Chase & Co.	385,534	63,108,060
KBC Group NV	41,557	3,748,626
KeyCorp	123,391	2,667,713
Lakeland Bancorp, Inc.	8,280	145,976
Lakeland Financial Corp.	3,934	280,258
Live Oak Bancshares, Inc.	5,323	338,702
Lloyds Banking Group PLC	11,795,231	7,341,596
M&T Bank Corp.	16,602	2,479,343
Macatawa Bank Corp.	10,326	82,918
Mediobanca Banca di Credito Finanziario SpA (A)	103,238	1,242,058
Mercantile Bank Corp.	3,120	99,934
Metrocity Bankshares, Inc.	3,509	73,584
Metropolitan Bank Holding Corp. (A)	1,345	113,384
Mid Penn Bancorp, Inc.	3,097	85,322
Midland States Bancorp, Inc.	4,280	105,844
MidWestOne Financial Group, Inc.	3,023	91,174
Mitsubishi UFJ Financial Group, Inc. (C)	2,031,768	12,010,448
Mizrahi Tefahot Bank, Ltd.	23,333	785,854
Mizuho Financial Group, Inc.	400,950	5,672,304
MVB Financial Corp.	1,886	80,777
National Australia Bank, Ltd.	548,299	10,813,015
National Bank Holdings Corp., Class A	4,678	189,365
NatWest Group PLC	962,130	2,900,684
NBT Bancorp, Inc.	6,746	243,666
Nicolet Bankshares, Inc. (A)	1,825	135,379
Nordea Bank ABP	538,539	6,939,761
Northrim BanCorp, Inc.	2,094	89,016
OceanFirst Financial Corp.	9,987	213,822
OFG Bancorp	8,403	211,924
Old National Bancorp	26,180	443,751
Old Second Bancorp, Inc.	7,245	94,620
Origin Bancorp, Inc.	3,774	159,829
Orrstown Financial Services, Inc.	3,353	78,460
Oversea-Chinese Banking Corp., Ltd.	558,924	4,706,548
Pacific Premier Bancorp, Inc.	15,662	649,033
PacWest Bancorp	31,826	1,442,354
Park National Corp.	2,293	279,631
Peapack-Gladstone Financial Corp.	3,279	109,387
Peoples Bancorp, Inc.	4,684	148,061
Peoples Financial Services Corp.	1,709	77,879
People's United Financial, Inc.	55,216	964,624
Pinnacle Financial Partners, Inc.	20,665	1,944,163
Preferred Bank	2,282	152,164
Primis Financial Corp.	5,636	81,497
Prosperity Bancshares, Inc.	25,232	1,794,752
QCR Holdings, Inc.	2,604	133,950
Raiffeisen Bank International AG	24,604	643,505
RBB Bancorp	2,891	72,882
Red River Bancshares, Inc.	1,171	58,374
Regions Financial Corp.	123,156	2,624,454
Reliant Bancorp, Inc.	3,019	95,370
Renasant Corp.	9,128	329,064
Republic Bancorp, Inc., Class A	1,459	73,898
Resona Holdings, Inc.	354,946	1,419,788
S&T Bancorp, Inc.	6,196	182,596
Sandy Spring Bancorp, Inc.	7,381	338,197
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Seacoast Banking Corp. of Florida	9,009	$304,594
ServisFirst Bancshares, Inc.	8,240	641,072
Sierra Bancorp	3,470	84,252
Signature Bank	16,464	4,482,818
Silvergate Capital Corp., Class A (A)	4,118	475,629
Simmons First National Corp., Class A	17,539	518,453
Skandinaviska Enskilda Banken AB, A Shares	270,522	3,812,555
SmartFinancial, Inc.	3,142	81,221
Societe Generale SA	134,754	4,219,800
South Plains Financial, Inc.	2,108	51,393
Southern First Bancshares, Inc. (A)	1,691	90,469
Southside Bancshares, Inc.	4,880	186,855
SouthState Corp.	11,587	865,201
Spirit of Texas Bancshares, Inc.	3,189	77,174
Standard Chartered PLC	440,672	2,576,071
Sterling Bancorp	52,320	1,305,907
Stock Yards Bancorp, Inc.	3,964	232,489
Sumitomo Mitsui Financial Group, Inc.	216,958	7,632,445
Sumitomo Mitsui Trust Holdings, Inc.	56,183	1,934,944
SVB Financial Group (A)	7,569	4,896,235
Svenska Handelsbanken AB, A Shares	242,442	2,715,205
Swedbank AB, A Shares	150,527	3,035,328
Synovus Financial Corp.	39,763	1,745,198
Texas Capital Bancshares, Inc. (A)	22,126	1,328,003
The Bancorp, Inc. (A)	8,936	227,421
The Bank of NT Butterfield & Son, Ltd.	8,182	290,543
The Chiba Bank, Ltd.	88,064	570,673
The First Bancshares, Inc.	3,531	136,932
The First of Long Island Corp.	4,534	93,400
The PNC Financial Services Group, Inc.	54,833	10,727,528
The Shizuoka Bank, Ltd. (C)	74,208	609,707
Tompkins Financial Corp.	2,245	181,643
Towne Bank	10,561	328,553
TriCo Bancshares	4,486	194,692
TriState Capital Holdings, Inc. (A)	5,490	116,114
Triumph Bancorp, Inc. (A)	3,896	390,106
Truist Financial Corp.	172,221	10,100,762
Trustmark Corp.	10,090	325,100
U.S. Bancorp	174,073	10,346,899
UMB Financial Corp.	18,804	1,818,535
Umpqua Holdings Corp.	59,770	1,210,343
UniCredit SpA	354,273	4,688,335
United Bankshares, Inc.	55,614	2,023,237
United Community Banks, Inc.	14,285	468,834
United Overseas Bank, Ltd.	195,939	3,706,692
Univest Financial Corp.	4,966	136,019
Valley National Bancorp	177,236	2,359,011
Veritex Holdings, Inc.	7,943	312,636
Washington Trust Bancorp, Inc.	2,944	155,973
Webster Financial Corp.	24,597	1,339,553
Wells Fargo & Company	529,812	24,588,575
WesBanco, Inc.	10,384	353,887
West BanCorp, Inc.	3,265	98,048
Westamerica BanCorp	4,260	239,668
Westpac Banking Corp.	609,784	11,277,031
Wintrust Financial Corp.	15,488	1,244,771
Zions Bancorp NA	20,910	1,294,120
		533,303,730
Capital markets – 2.7%
3i Group PLC	161,759	2,778,491
abrdn PLC	362,480	1,239,666
Affiliated Managers Group, Inc.	11,188	1,690,395
Ameriprise Financial, Inc.	14,676	3,876,225
Amundi SA (B)	10,102	849,648

244

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Artisan Partners Asset Management, Inc., Class A	9,872	$482,938
AssetMark Financial Holdings, Inc. (A)	3,204	79,683
ASX, Ltd.	32,179	1,857,877
B. Riley Financial, Inc.	3,430	202,507
BGC Partners, Inc., Class A	56,225	292,932
BlackRock, Inc.	18,458	15,479,986
Blucora, Inc. (A)	8,757	136,522
Brightsphere Investment Group, Inc.	9,670	252,677
Cboe Global Markets, Inc.	13,757	1,703,942
CME Group, Inc.	46,336	8,960,456
Cohen & Steers, Inc.	4,111	344,378
Cowen, Inc., Class A	4,718	161,875
Credit Suisse Group AG	423,982	4,187,357
Daiwa Securities Group, Inc.	240,108	1,399,527
Deutsche Bank AG (A)	343,536	4,365,567
Deutsche Boerse AG	31,581	5,124,541
Diamond Hill Investment Group, Inc.	580	101,883
Donnelley Financial Solutions, Inc. (A)	5,042	174,554
Ellington Financial, Inc.	7,939	145,204
EQT AB	39,601	1,644,379
Evercore, Inc., Class A	10,768	1,439,359
FactSet Research Systems, Inc.	10,258	4,049,653
Federated Hermes, Inc.	42,314	1,375,205
Focus Financial Partners, Inc., Class A (A)	10,037	525,638
Franklin Resources, Inc.	36,332	1,079,787
Futu Holdings, Ltd., ADR (A)	8,500	773,670
GCM Grosvenor, Inc., Class A	8,142	93,796
Hamilton Lane, Inc., Class A	5,745	487,291
Hargreaves Lansdown PLC	59,130	1,135,333
Hong Kong Exchanges & Clearing, Ltd.	200,171	12,300,609
Houlihan Lokey, Inc.	8,474	780,455
Interactive Brokers Group, Inc., Class A	23,716	1,478,455
Intercontinental Exchange, Inc.	72,659	8,342,706
Invesco, Ltd.	44,051	1,062,070
Janus Henderson Group PLC	46,796	1,934,079
Japan Exchange Group, Inc.	84,700	2,100,559
Jefferies Financial Group, Inc.	53,660	1,992,396
Julius Baer Group, Ltd.	37,201	2,471,623
London Stock Exchange Group PLC	54,675	5,478,881
Macquarie Group, Ltd.	57,134	7,381,498
Magellan Financial Group, Ltd.	22,913	575,133
MarketAxess Holdings, Inc.	4,903	2,062,643
Moelis & Company, Class A	10,220	632,311
Moody's Corp.	20,901	7,422,154
Morgan Stanley	188,325	18,325,906
MSCI, Inc.	10,637	6,470,913
Nasdaq, Inc.	15,101	2,914,795
Nomura Holdings, Inc.	510,613	2,517,272
Northern Trust Corp.	26,887	2,898,687
Open Lending Corp., Class A (A)	17,538	632,596
Oppenheimer Holdings, Inc., Class A	1,594	72,192
Partners Group Holding AG	3,772	5,886,726
Piper Sandler Companies	2,892	400,426
PJT Partners, Inc., Class A	3,970	314,067
Raymond James Financial, Inc.	23,895	2,205,031
S&P Global, Inc.	31,094	13,211,530
SBI Holdings, Inc.	40,690	996,596
Schroders PLC	20,663	995,126
Sculptor Capital Management, Inc.	3,994	111,393
SEI Investments Company	29,112	1,726,342
Singapore Exchange, Ltd.	133,548	977,687
St. James's Place PLC	89,630	1,808,043
State Street Corp.	44,319	3,754,706
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
StepStone Group, Inc., Class A	6,856	$292,340
Stifel Financial Corp.	28,452	1,933,598
StoneX Group, Inc. (A)	2,736	180,302
T. Rowe Price Group, Inc.	29,280	5,759,376
The Bank of New York Mellon Corp.	102,458	5,311,423
The Charles Schwab Corp.	193,690	14,108,380
The Goldman Sachs Group, Inc.	43,492	16,441,281
UBS Group AG	609,373	9,726,576
Virtus Investment Partners, Inc.	1,203	373,315
WisdomTree Investments, Inc.	24,213	137,288
		244,992,427
Consumer finance – 0.5%
Acom Company, Ltd.	66,310	242,307
American Express Company	83,024	13,909,011
Atlanticus Holdings Corp. (A)	933	49,505
Capital One Financial Corp.	57,558	9,322,669
Curo Group Holdings Corp.	4,108	71,192
Discover Financial Services	38,638	4,746,678
Encore Capital Group, Inc. (A)	5,017	247,188
Enova International, Inc. (A)	6,064	209,511
EZCORP, Inc., Class A (A)	9,448	71,521
FirstCash, Inc.	17,629	1,542,538
Green Dot Corp., Class A (A)	9,013	453,624
LendingClub Corp. (A)	16,484	465,508
LendingTree, Inc. (A)	5,105	713,832
Navient Corp.	73,036	1,441,000
Nelnet, Inc., Class A	2,692	213,314
Oportun Financial Corp. (A)	3,578	89,557
PRA Group, Inc. (A)	7,679	323,593
PROG Holdings, Inc. (A)	29,204	1,226,860
Regional Management Corp.	1,431	83,256
SLM Corp.	83,032	1,461,363
Synchrony Financial	73,503	3,592,827
World Acceptance Corp. (A)	729	138,204
		40,615,058
Diversified financial services – 1.0%
Alerus Financial Corp.	2,712	81,035
A-Mark Precious Metals, Inc.	1,457	87,449
Banco Latinoamericano de Comercio Exterior SA, Class E	5,285	92,699
Berkshire Hathaway, Inc., Class B (A)	239,162	65,276,876
Cannae Holdings, Inc. (A)	14,076	437,904
E2open Parent Holdings, Inc. (A)	27,324	308,761
Eurazeo SE	6,583	616,843
EXOR NV	18,026	1,512,692
Groupe Bruxelles Lambert SA	18,775	2,065,167
Industrivarden AB, A Shares	17,759	567,342
Industrivarden AB, C Shares	26,545	820,126
Investor AB, B Shares	302,838	6,512,340
Kinnevik AB, B Shares (A)	40,210	1,413,552
L.E. Lundbergforetagen AB, B Shares	12,633	693,276
M&G PLC	432,154	1,180,734
Mitsubishi HC Capital, Inc.	109,696	573,588
NewStar Financial, Inc. (A)(D)	6,344	645
ORIX Corp.	202,983	3,798,120
Sofina SA	2,562	1,017,989
Tokyo Century Corp. (C)	6,100	343,427
Wendel SE	4,460	616,258
		88,016,823
Insurance – 2.9%
Admiral Group PLC	32,091	1,340,874
Aegon NV	297,429	1,535,283
Aflac, Inc.	79,616	4,150,382
Ageas SA/NV	29,105	1,441,292

245

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
AIA Group, Ltd.	2,010,735	$23,132,300
Alleghany Corp. (A)	3,766	2,351,528
Allianz SE	68,530	15,353,842
Ambac Financial Group, Inc. (A)	8,393	120,188
American Equity Investment Life Holding Company	13,284	392,808
American Financial Group, Inc.	17,948	2,258,397
American International Group, Inc.	110,339	6,056,508
American National Group, Inc.	1,200	226,836
AMERISAFE, Inc.	3,421	192,123
Aon PLC, Class A	29,126	8,323,337
Argo Group International Holdings, Ltd.	5,426	283,346
Arthur J. Gallagher & Company	26,675	3,965,239
Assicurazioni Generali SpA	183,961	3,896,144
Assurant, Inc.	7,588	1,197,007
Aviva PLC	653,126	3,461,487
AXA SA	321,673	8,914,603
Baloise Holding AG	7,706	1,168,921
Bright Health Group, Inc. (A)(C)	9,310	75,970
Brighthouse Financial, Inc. (A)	22,566	1,020,660
Brown & Brown, Inc.	30,156	1,672,150
BRP Group, Inc., Class A (A)	7,993	266,087
Chubb, Ltd.	56,607	9,820,182
Cincinnati Financial Corp.	19,340	2,209,015
Citizens, Inc. (A)(C)	11,135	69,148
CNO Financial Group, Inc.	55,734	1,311,978
CNP Assurances	28,533	450,340
Dai-ichi Life Holdings, Inc.	169,337	3,703,579
Direct Line Insurance Group PLC	224,533	873,903
Donegal Group, Inc., Class A	3,971	57,540
eHealth, Inc. (A)	4,258	172,449
Employers Holdings, Inc.	4,742	187,262
Enstar Group, Ltd. (A)	2,014	472,746
Everest Re Group, Ltd.	5,144	1,290,012
First American Financial Corp.	29,845	2,001,107
Genworth Financial, Inc., Class A (A)	83,635	313,631
Gjensidige Forsikring ASA	33,244	736,293
Globe Life, Inc.	12,074	1,074,948
Goosehead Insurance, Inc., Class A	2,984	454,433
Greenlight Capital Re, Ltd., Class A (A)	7,375	54,501
Hannover Rueck SE	10,023	1,745,416
HCI Group, Inc.	966	107,004
Horace Mann Educators Corp.	6,973	277,456
Independence Holding Company	101	5,009
Insurance Australia Group, Ltd.	409,746	1,430,943
Investors Title Company	125	22,825
Jackson Financial, Inc., Class A (A)	10,869	282,594
James River Group Holdings, Ltd.	6,344	239,359
Japan Post Holdings Company, Ltd. (A)	261,800	2,200,605
Japan Post Insurance Company, Ltd.	37,400	678,365
Kemper Corp.	16,239	1,084,603
Kinsale Capital Group, Inc.	9,444	1,527,095
Legal & General Group PLC	991,929	3,726,762
Lincoln National Corp.	22,791	1,566,881
Loews Corp.	26,223	1,414,206
Marsh & McLennan Companies, Inc.	65,365	9,898,222
MBIA, Inc. (A)	9,100	116,935
Medibank Private, Ltd.	457,766	1,168,776
Mercury General Corp.	7,216	401,715
MetLife, Inc.	93,974	5,801,015
MS&AD Insurance Group Holdings, Inc.	73,951	2,473,418
Muenchener Rueckversicherungs-Gesellschaft AG	23,287	6,354,306
National Western Life Group, Inc., Class A	436	91,817
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
NN Group NV	44,912	$2,352,591
Old Republic International Corp.	77,202	1,785,682
Palomar Holdings, Inc. (A)	4,185	338,274
Phoenix Group Holdings PLC	107,962	933,355
Poste Italiane SpA (B)	86,840	1,192,477
Primerica, Inc.	10,717	1,646,453
Principal Financial Group, Inc.	32,205	2,074,002
ProAssurance Corp.	9,192	218,586
Prudential Financial, Inc.	49,905	5,250,006
Prudential PLC	434,762	8,436,735
QBE Insurance Group, Ltd.	245,200	2,020,005
Reinsurance Group of America, Inc.	18,462	2,054,082
RenaissanceRe Holdings, Ltd.	12,790	1,782,926
RLI Corp.	17,453	1,750,012
Safety Insurance Group, Inc.	2,477	196,302
Sampo OYJ, A Shares	82,898	4,098,544
SCOR SE	26,382	759,693
Selective Insurance Group, Inc.	26,196	1,978,584
Selectquote, Inc. (A)	23,014	297,571
SiriusPoint, Ltd. (A)	15,572	144,197
Sompo Holdings, Inc.	52,791	2,290,338
State Auto Financial Corp.	3,010	153,360
Stewart Information Services Corp.	4,389	277,648
Suncorp Group, Ltd.	213,253	1,896,243
Swiss Life Holding AG	5,321	2,681,080
Swiss Re AG	50,135	4,279,030
T&D Holdings, Inc.	89,425	1,226,722
The Allstate Corp.	38,149	4,856,749
The Hanover Insurance Group, Inc.	9,694	1,256,536
The Hartford Financial Services Group, Inc.	44,794	3,146,779
The Progressive Corp.	75,498	6,824,264
The Travelers Companies, Inc.	32,190	4,893,202
Tiptree, Inc.	4,340	43,487
Tokio Marine Holdings, Inc.	104,385	5,595,558
Trupanion, Inc. (A)	6,451	501,049
Tryg A/S	59,849	1,356,707
United Fire Group, Inc.	4,009	92,608
Universal Insurance Holdings, Inc.	5,967	77,810
Unum Group	55,496	1,390,730
W.R. Berkley Corp.	18,095	1,324,192
Willis Towers Watson PLC	16,649	3,870,227
Zurich Insurance Group AG	25,009	10,226,685
		258,236,787
Mortgage real estate investment trusts – 0.1%
AFC Gamma, Inc.	2,135	46,073
Apollo Commercial Real Estate Finance, Inc.	23,327	345,939
Arbor Realty Trust, Inc.	22,683	420,316
Ares Commercial Real Estate Corp.	7,715	116,342
ARMOUR Residential REIT, Inc.	13,567	146,252
Blackstone Mortgage Trust, Inc., Class A	24,130	731,622
BrightSpire Capital, Inc.	15,108	141,864
Broadmark Realty Capital, Inc.	20,742	204,516
Capstead Mortgage Corp.	17,043	114,018
Chimera Investment Corp.	38,787	575,987
Dynex Capital, Inc.	5,815	100,483
Granite Point Mortgage Trust, Inc.	9,585	126,234
Great Ajax Corp.	4,706	63,484
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,809	685,025
Invesco Mortgage Capital, Inc.	50,697	159,696
KKR Real Estate Finance Trust, Inc.	4,800	101,280
Ladder Capital Corp.	19,275	212,989
MFA Financial, Inc.	73,598	336,343

246

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
New York Mortgage Trust, Inc.	64,113	$273,121
Orchid Island Capital, Inc.	22,227	108,690
PennyMac Mortgage Investment Trust	16,184	318,663
Ready Capital Corp.	9,956	143,665
Redwood Trust, Inc.	18,837	242,809
TPG RE Finance Trust, Inc.	10,158	125,756
Two Harbors Investment Corp.	52,507	332,894
		6,174,061
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	9,421	485,558
Blue Foundry Bancorp (A)	6,401	88,270
Bridgewater Bancshares, Inc. (A)	4,770	83,523
Capitol Federal Financial, Inc.	19,721	226,594
Columbia Financial, Inc. (A)	5,785	107,023
Essent Group, Ltd.	48,835	2,149,228
Federal Agricultural Mortgage Corp., Class C	1,500	162,780
Flagstar Bancorp, Inc.	8,306	421,779
FS Bancorp, Inc.	1,853	64,132
Home Bancorp, Inc.	2,197	84,980
HomeStreet, Inc.	3,456	142,214
Kearny Financial Corp.	12,211	151,783
Merchants Bancorp	1,574	62,126
Meridian Bancorp, Inc.	7,961	165,270
Meta Financial Group, Inc.	5,310	278,669
MGIC Investment Corp.	92,131	1,378,280
Mr. Cooper Group, Inc. (A)	11,854	488,029
New York Community Bancorp, Inc.	126,264	1,625,018
NMI Holdings, Inc., Class A (A)	14,267	322,577
Northfield Bancorp, Inc.	7,687	131,909
Northwest Bancshares, Inc.	19,985	265,401
PCSB Financial Corp.	3,732	68,818
PennyMac Financial Services, Inc.	5,391	329,552
Premier Financial Corp.	6,431	204,763
Provident Bancorp, Inc.	4,334	69,431
Provident Financial Services, Inc.	12,280	288,212
Radian Group, Inc.	30,971	703,661
Southern Missouri Bancorp, Inc.	1,583	71,061
The Hingham Institution for Savings	250	84,175
TrustCo Bank Corp. NY	3,866	123,596
Walker & Dunlop, Inc.	4,866	552,291
Washington Federal, Inc.	29,166	1,000,685
Waterstone Financial, Inc.	4,242	86,919
WSFS Financial Corp.	7,735	396,883
		12,865,190
		1,184,204,076
Health care – 12.7%
Biotechnology – 1.9%
4D Molecular Therapeutics, Inc. (A)	3,692	99,573
AbbVie, Inc.	228,002	24,594,576
ACADIA Pharmaceuticals, Inc. (A)	20,567	341,618
Achillion Pharmaceuticals, Inc. (A)(D)	23,194	34,879
Adagio Therapeutics, Inc. (A)	3,685	155,654
Aduro Biotech, Inc. (A)(D)	2,435	7,305
Aeglea BioTherapeutics, Inc. (A)	8,650	68,768
Affimed NV (A)	20,225	124,991
Agenus, Inc. (A)	35,358	185,630
Agios Pharmaceuticals, Inc. (A)	10,008	461,869
Akebia Therapeutics, Inc. (A)	33,098	95,322
Akero Therapeutics, Inc. (A)	4,767	106,542
Akouos, Inc. (A)	5,120	59,443
Albireo Pharma, Inc. (A)	3,208	100,090
Alder Biopharmaceuticals, Inc. (A)(D)	13,115	19,068
Aldeyra Therapeutics, Inc. (A)	9,195	80,732
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Alector, Inc. (A)	10,007	$228,360
Aligos Therapeutics, Inc. (A)	4,000	62,040
Alkermes PLC (A)	26,968	831,693
Allakos, Inc. (A)	5,903	624,951
Allogene Therapeutics, Inc. (A)	11,633	298,968
Allovir, Inc. (A)	5,377	134,748
Altimmune, Inc. (A)	7,073	79,996
ALX Oncology Holdings, Inc. (A)	3,066	226,455
Amgen, Inc.	73,265	15,579,802
Amicus Therapeutics, Inc. (A)	44,785	427,697
AnaptysBio, Inc. (A)	3,407	92,398
Anavex Life Sciences Corp. (A)(C)	10,902	195,691
Anika Therapeutics, Inc. (A)	2,631	111,975
Annexon, Inc. (A)	5,710	106,263
Apellis Pharmaceuticals, Inc. (A)	11,036	363,747
Applied Molecular Transport, Inc. (A)(C)	4,373	113,130
Applied Therapeutics, Inc. (A)	3,659	60,739
Arbutus Biopharma Corp. (A)	16,366	70,210
Arcturus Therapeutics Holdings, Inc. (A)	3,662	174,970
Arcus Biosciences, Inc. (A)	7,724	269,336
Arcutis Biotherapeutics, Inc. (A)	4,931	117,802
Arena Pharmaceuticals, Inc. (A)	10,368	617,414
Argenx SE (A)	7,620	2,302,633
Arrowhead Pharmaceuticals, Inc. (A)	45,353	2,831,388
Atara Biotherapeutics, Inc. (A)	14,514	259,801
Athenex, Inc. (A)	17,526	52,753
Athersys, Inc. (A)(C)	44,149	58,718
Atossa Therapeutics, Inc. (A)(C)	21,617	70,471
Avid Bioservices, Inc. (A)	10,318	222,559
Avidity Biosciences, Inc. (A)	6,685	164,652
Avita Medical, Inc. (A)(C)	4,764	84,418
Avrobio, Inc. (A)	8,115	45,282
Beam Therapeutics, Inc. (A)	8,369	728,187
Beyondspring, Inc. (A)(C)	4,104	64,679
BioAtla, Inc. (A)	2,812	82,785
BioCryst Pharmaceuticals, Inc. (A)	30,045	431,747
Biogen, Inc. (A)	19,228	5,441,332
Biohaven Pharmaceutical Holding Company, Ltd. (A)	9,358	1,299,920
Bioxcel Therapeutics, Inc. (A)	3,104	94,206
Bluebird Bio, Inc. (A)	11,857	226,587
Blueprint Medicines Corp. (A)	9,826	1,010,211
Bolt Biotherapeutics, Inc. (A)	3,491	44,161
Bridgebio Pharma, Inc. (A)	18,106	848,628
Brooklyn ImmunoTherapeutics, Inc. (A)(C)	5,482	50,983
C4 Therapeutics, Inc. (A)	6,566	293,369
Cardiff Oncology, Inc. (A)(C)	7,745	51,582
CareDx, Inc. (A)	8,540	541,180
Caribou Biosciences, Inc. (A)	3,327	79,415
Catalyst Pharmaceuticals, Inc. (A)	17,717	93,900
Celldex Therapeutics, Inc. (A)	7,754	418,638
CEL-SCI Corp. (A)(C)	6,508	71,523
Century Therapeutics, Inc. (A)	2,219	55,830
Cerevel Therapeutics Holdings, Inc. (A)	6,839	201,751
ChemoCentryx, Inc. (A)	9,382	160,432
Chimerix, Inc. (A)	13,650	84,494
Chinook Therapeutics, Inc. (A)	6,311	80,528
Clovis Oncology, Inc. (A)(C)	20,138	89,815
Codiak Biosciences, Inc. (A)	3,136	51,211
Cogent Biosciences, Inc. (A)	7,046	59,257
Coherus Biosciences, Inc. (A)	11,121	178,714
Cortexyme, Inc. (A)	3,371	308,986
Crinetics Pharmaceuticals, Inc. (A)	6,691	140,846
CSL, Ltd.	75,649	15,805,430

247

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Cue Biopharma, Inc. (A)	5,987	$87,231
Cullinan Oncology, Inc. (A)(C)	4,570	103,145
Curis, Inc. (A)	14,952	117,074
Cytokinetics, Inc. (A)	13,429	479,952
CytomX Therapeutics, Inc. (A)	13,021	66,277
Deciphera Pharmaceuticals, Inc. (A)	6,895	234,292
Denali Therapeutics, Inc. (A)	15,327	773,247
DermTech, Inc. (A)(C)	4,174	134,027
Design Therapeutics, Inc. (A)	2,779	40,824
Dicerna Pharmaceuticals, Inc. (A)	11,941	240,731
Dynavax Technologies Corp. (A)	18,269	350,947
Dyne Therapeutics, Inc. (A)	5,607	91,058
Eagle Pharmaceuticals, Inc. (A)	2,061	114,963
Editas Medicine, Inc. (A)	11,482	471,681
Eiger BioPharmaceuticals, Inc. (A)	7,690	51,369
Emergent BioSolutions, Inc. (A)	21,229	1,062,936
Enanta Pharmaceuticals, Inc. (A)	3,276	186,110
Epizyme, Inc. (A)	17,043	87,260
Erasca, Inc. (A)	3,740	79,363
Evelo Biosciences, Inc. (A)(C)	6,129	43,148
Exelixis, Inc. (A)	85,541	1,808,337
Fate Therapeutics, Inc. (A)	13,664	809,865
FibroGen, Inc. (A)	15,095	154,271
Flexion Therapeutics, Inc. (A)	9,760	59,536
Foghorn Therapeutics, Inc. (A)	2,374	33,070
Forma Therapeutics Holdings, Inc. (A)(C)	6,051	140,323
Fortress Biotech, Inc. (A)	15,632	50,335
G1 Therapeutics, Inc. (A)(C)	7,095	95,215
Generation Bio Company (A)	7,710	193,290
Genmab A/S (A)	10,907	4,765,504
Geron Corp. (A)(C)	61,314	84,000
Gilead Sciences, Inc.	161,767	11,299,425
Global Blood Therapeutics, Inc. (A)	10,357	263,896
Gossamer Bio, Inc. (A)	11,403	143,336
Graphite Bio, Inc. (A)(C)	3,031	49,678
Grifols SA	49,581	1,209,510
Gritstone bio, Inc. (A)	7,196	77,717
Halozyme Therapeutics, Inc. (A)	62,322	2,535,259
Heron Therapeutics, Inc. (A)	16,350	174,782
Homology Medicines, Inc. (A)	8,526	67,100
Humanigen, Inc. (A)(C)	8,493	50,363
iBio, Inc. (A)(C)	48,290	51,187
Icosavax, Inc. (A)	2,339	69,211
Ideaya Biosciences, Inc. (A)	5,653	144,095
IGM Biosciences, Inc. (A)	1,362	89,565
ImmunityBio, Inc. (A)	11,905	115,955
ImmunoGen, Inc. (A)	34,543	195,859
Immunovant, Inc. (A)	7,609	66,122
Incyte Corp. (A)	24,218	1,665,714
Infinity Pharmaceuticals, Inc. (A)	16,691	57,083
Inhibrx, Inc. (A)	4,897	163,119
Inovio Pharmaceuticals, Inc. (A)(C)	35,334	252,991
Insmed, Inc. (A)	19,488	536,700
Instil Bio, Inc. (A)	3,357	60,006
Intellia Therapeutics, Inc. (A)	11,562	1,551,042
Intercept Pharmaceuticals, Inc. (A)(C)	5,406	80,279
Invitae Corp. (A)(C)	33,731	958,972
Ironwood Pharmaceuticals, Inc. (A)	24,641	321,811
iTeos Therapeutics, Inc. (A)	3,646	98,442
IVERIC bio, Inc. (A)	17,746	288,195
Janux Therapeutics, Inc. (A)(C)	2,423	52,409
Jounce Therapeutics, Inc. (A)	6,561	48,748
Kadmon Holdings, Inc. (A)	29,834	259,854
KalVista Pharmaceuticals, Inc. (A)	3,810	66,485
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Karuna Therapeutics, Inc. (A)	3,736	$457,025
Karyopharm Therapeutics, Inc. (A)(C)	13,656	79,478
Keros Therapeutics, Inc. (A)	2,898	114,645
Kezar Life Sciences, Inc. (A)	4,302	37,169
Kiniksa Pharmaceuticals, Ltd., Class A (A)	5,863	66,780
Kinnate Biopharma, Inc. (A)	4,671	107,526
Kodiak Sciences, Inc. (A)	5,654	542,671
Kronos Bio, Inc. (A)	6,807	142,675
Krystal Biotech, Inc. (A)	3,113	162,530
Kura Oncology, Inc. (A)	11,133	208,521
Kymera Therapeutics, Inc. (A)	5,823	342,043
Lexicon Pharmaceuticals, Inc. (A)	12,620	60,702
Ligand Pharmaceuticals, Inc. (A)	2,575	358,749
Lineage Cell Therapeutics, Inc. (A)(C)	25,546	64,376
Lyell Immunopharma, Inc. (A)	4,537	67,148
MacroGenics, Inc. (A)	10,319	216,080
Madrigal Pharmaceuticals, Inc. (A)	1,979	157,904
MannKind Corp. (A)(C)	42,347	184,209
MEI Pharma, Inc. (A)	23,118	63,806
MeiraGTx Holdings PLC (A)	6,132	80,820
Mersana Therapeutics, Inc. (A)	12,815	120,845
MiMedx Group, Inc. (A)(C)	19,331	117,146
Moderna, Inc. (A)	45,308	17,437,237
Monte Rosa Therapeutics, Inc. (A)	2,062	45,941
Morphic Holding, Inc. (A)	3,502	198,353
Myriad Genetics, Inc. (A)	13,161	424,969
Neoleukin Therapeutics, Inc. (A)	7,267	52,540
Neurocrine Biosciences, Inc. (A)	25,698	2,464,695
NexImmune, Inc. (A)(C)	3,534	53,505
Nkarta, Inc. (A)	2,540	70,637
Nurix Therapeutics, Inc. (A)	5,428	162,623
Nuvalent, Inc., Class A (A)	1,869	42,146
Ocugen, Inc. (A)(C)	31,870	228,827
Olema Pharmaceuticals, Inc. (A)	4,459	122,890
Oncocyte Corp. (A)	11,511	40,979
OPKO Health, Inc. (A)(C)	68,164	248,799
Organogenesis Holdings, Inc. (A)	6,613	94,169
ORIC Pharmaceuticals, Inc. (A)	5,585	116,782
Passage Bio, Inc. (A)	7,026	69,979
PDL BioPharma, Inc. (A)(D)	23,030	41,684
PeptiDream, Inc. (A)	15,900	519,043
Pfenex, Inc. (A)(D)	6,194	6,790
PMV Pharmaceuticals, Inc. (A)	4,755	141,699
Praxis Precision Medicines, Inc. (A)	5,787	107,002
Precigen, Inc. (A)(C)	17,347	86,562
Precision BioSciences, Inc. (A)	8,754	101,021
Prelude Therapeutics, Inc. (A)(C)	1,976	61,750
Progenics Pharmaceuticals, Inc. (A)(D)	15,140	646
Prometheus Biosciences, Inc. (A)	1,597	37,865
Protagonist Therapeutics, Inc. (A)	7,639	135,363
Prothena Corp. PLC (A)	5,899	420,186
PTC Therapeutics, Inc. (A)	11,778	438,259
Radius Health, Inc. (A)	8,525	105,795
RAPT Therapeutics, Inc. (A)	3,652	113,395
Recursion Pharmaceuticals, Inc., Class A (A)(C)	4,862	111,875
Regeneron Pharmaceuticals, Inc. (A)	13,561	8,206,846
REGENXBIO, Inc. (A)	6,803	285,182
Relay Therapeutics, Inc. (A)	10,310	325,074
Replimune Group, Inc. (A)	5,190	153,832
REVOLUTION Medicines, Inc. (A)	10,170	279,777
Rhythm Pharmaceuticals, Inc. (A)	8,162	106,596
Rigel Pharmaceuticals, Inc. (A)	31,224	113,343
Rocket Pharmaceuticals, Inc. (A)	7,052	210,784

248

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Rubius Therapeutics, Inc. (A)	7,950	$142,146
Sana Biotechnology, Inc. (A)	14,664	330,233
Sangamo Therapeutics, Inc. (A)	20,792	187,336
Scholar Rock Holding Corp. (A)	4,669	154,170
Selecta Biosciences, Inc. (A)	16,541	68,811
Sensei Biotherapeutics, Inc. (A)	4,422	46,519
Seres Therapeutics, Inc. (A)	12,734	88,629
Shattuck Labs, Inc. (A)	4,875	99,353
Silverback Therapeutics, Inc. (A)(C)	3,975	39,671
Sorrento Therapeutics, Inc. (A)(C)	47,199	360,128
Spectrum Pharmaceuticals, Inc. (A)	31,926	69,599
Spero Therapeutics, Inc. (A)	4,515	83,121
SpringWorks Therapeutics, Inc. (A)	4,952	314,155
SQZ Biotechnologies Company (A)	4,649	67,039
Stoke Therapeutics, Inc. (A)	3,410	86,750
Surface Oncology, Inc. (A)	7,027	53,194
Sutro Biopharma, Inc. (A)	7,631	144,150
Syndax Pharmaceuticals, Inc. (A)	8,022	153,300
Syros Pharmaceuticals, Inc. (A)	11,795	52,724
Taysha Gene Therapies, Inc. (A)(C)	4,225	78,670
TCR2 Therapeutics, Inc. (A)	6,126	52,132
Tenaya Therapeutics, Inc. (A)	2,842	58,687
TG Therapeutics, Inc. (A)	21,637	720,079
Tonix Pharmaceuticals Holding Corp. (A)(C)	77,647	46,674
Travere Therapeutics, Inc. (A)	10,012	242,791
Trillium Therapeutics, Inc. (A)	16,872	296,272
Turning Point Therapeutics, Inc. (A)	7,774	516,427
Twist Bioscience Corp. (A)	7,926	847,844
United Therapeutics Corp. (A)	12,189	2,249,846
UroGen Pharma, Ltd. (A)(C)	4,148	69,769
Vanda Pharmaceuticals, Inc. (A)	9,191	157,534
Vaxart, Inc. (A)(C)	20,457	162,633
Vaxcyte, Inc. (A)	7,158	181,598
VBI Vaccines, Inc. (A)(C)	34,168	106,262
Veracyte, Inc. (A)	11,350	527,208
Verastem, Inc. (A)	31,767	97,842
Vericel Corp. (A)	7,854	383,275
Vertex Pharmaceuticals, Inc. (A)	33,472	6,071,486
Verve Therapeutics, Inc. (A)(C)	2,742	128,874
Viking Therapeutics, Inc. (A)	12,873	80,842
Vir Biotechnology, Inc. (A)	10,061	437,855
Viracta Therapeutics, Inc. (A)	7,170	57,503
VistaGen Therapeutics, Inc. (A)	36,198	99,183
Vor BioPharma, Inc. (A)	2,676	41,960
XBiotech, Inc.	3,068	39,731
Xencor, Inc. (A)	9,636	314,712
Y-mAbs Therapeutics, Inc. (A)	6,185	176,520
Zentalis Pharmaceuticals, Inc. (A)	6,074	404,771
ZIOPHARM Oncology, Inc. (A)(C)	40,464	73,644
		173,583,678
Health care equipment and supplies – 3.1%
Abbott Laboratories	228,730	27,019,875
ABIOMED, Inc. (A)	5,855	1,905,920
Accuray, Inc. (A)	19,428	76,741
Acutus Medical, Inc. (A)	4,288	37,906
Alcon, Inc.	83,059	6,725,346
Align Technology, Inc. (A)	9,481	6,308,942
Alphatec Holdings, Inc. (A)	12,258	149,425
Ambu A/S, Class B	27,847	824,889
AngioDynamics, Inc. (A)	6,284	163,007
Apyx Medical Corp. (A)	6,031	83,529
Asahi Intecc Company, Ltd.	34,800	953,123
Asensus Surgical, Inc. (A)(C)	42,796	79,173
Aspira Women's Health, Inc. (A)(C)	14,342	46,612
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
AtriCure, Inc. (A)	7,558	$525,659
Atrion Corp.	237	165,308
Avanos Medical, Inc. (A)	8,207	256,058
Axogen, Inc. (A)	6,940	109,652
Axonics, Inc. (A)	7,712	501,974
Baxter International, Inc.	64,499	5,187,655
Becton, Dickinson and Company	37,053	9,108,368
BioLife Solutions, Inc. (A)	4,124	174,528
BioMerieux	6,886	783,537
Boston Scientific Corp. (A)	183,707	7,971,047
Butterfly Network, Inc. (A)(C)	30,880	322,387
Cardiovascular Systems, Inc. (A)	6,842	224,623
Carl Zeiss Meditec AG, Bearer Shares	6,690	1,281,484
Cerus Corp. (A)	29,978	182,566
ClearPoint Neuro, Inc. (A)	3,534	62,729
Cochlear, Ltd.	10,928	1,709,823
Coloplast A/S, B Shares	19,747	3,087,689
CONMED Corp.	4,876	637,927
CryoLife, Inc. (A)	6,588	146,847
CryoPort, Inc. (A)	6,909	459,518
Cutera, Inc. (A)	3,028	141,105
CytoSorbents Corp. (A)	8,150	66,178
Danaher Corp.	81,976	24,956,773
Demant A/S (A)	17,961	905,076
Dentsply Sirona, Inc.	28,198	1,636,894
DexCom, Inc. (A)	12,483	6,826,453
DiaSorin SpA	4,185	876,386
Eargo, Inc. (A)	3,623	24,383
Edwards Lifesciences Corp. (A)	80,422	9,104,575
Envista Holdings Corp. (A)	43,784	1,830,609
Fisher & Paykel Healthcare Corp., Ltd.	95,820	2,107,625
Glaukos Corp. (A)	7,665	369,223
Globus Medical, Inc., Class A (A)	21,261	1,629,018
GN Store Nord A/S	20,671	1,429,671
Haemonetics Corp. (A)	22,319	1,575,498
Heska Corp. (A)	1,652	427,108
Hill-Rom Holdings, Inc.	17,870	2,680,500
Hologic, Inc. (A)	32,705	2,413,956
Hoya Corp.	61,407	9,580,642
ICU Medical, Inc. (A)	5,413	1,263,286
IDEXX Laboratories, Inc. (A)	10,977	6,826,596
Inari Medical, Inc. (A)	5,769	467,866
Inogen, Inc. (A)	3,388	145,989
Integer Holdings Corp. (A)	5,492	490,655
Integra LifeSciences Holdings Corp. (A)	19,750	1,352,480
Intersect ENT, Inc. (A)	5,797	157,678
Intuitive Surgical, Inc. (A)	15,340	15,250,261
iRadimed Corp. (A)	1,020	34,262
iRhythm Technologies, Inc. (A)	5,079	297,426
Koninklijke Philips NV	151,434	6,727,743
Lantheus Holdings, Inc. (A)	11,442	293,831
LeMaitre Vascular, Inc.	3,239	171,959
LivaNova PLC (A)	23,418	1,854,471
Masimo Corp. (A)	13,753	3,723,075
Medtronic PLC	173,391	21,734,562
Meridian Bioscience, Inc. (A)	7,267	139,817
Merit Medical Systems, Inc. (A)	8,621	618,988
Mesa Laboratories, Inc.	839	253,680
Misonix, Inc. (A)	2,404	60,821
Natus Medical, Inc. (A)	5,857	146,894
Neogen Corp. (A)	47,171	2,048,637
Nevro Corp. (A)	5,845	680,241
NuVasive, Inc. (A)	22,760	1,362,186
Olympus Corp.	193,708	4,239,877
OraSure Technologies, Inc. (A)	12,345	139,622

249

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Ortho Clinical Diagnostics Holdings PLC (A)	18,726	$346,056
Orthofix Medical, Inc. (A)	3,350	127,702
OrthoPediatrics Corp. (A)	2,384	156,176
Outset Medical, Inc. (A)	7,767	384,000
PAVmed, Inc. (A)	12,862	109,841
Penumbra, Inc. (A)	9,336	2,488,044
Pulmonx Corp. (A)	4,566	164,285
Pulse Biosciences, Inc. (A)	1,997	43,135
Quidel Corp. (A)	10,287	1,452,010
ResMed, Inc.	18,775	4,948,151
SeaSpine Holdings Corp. (A)	5,960	93,751
Senseonics Holdings, Inc. (A)(C)	73,269	248,382
Shockwave Medical, Inc. (A)	5,664	1,166,104
SI-BONE, Inc. (A)	5,841	125,114
Siemens Healthineers AG (B)	46,873	3,039,968
Sientra, Inc. (A)	11,358	65,081
Sight Sciences, Inc. (A)	1,990	45,173
Silk Road Medical, Inc. (A)	5,814	319,944
Smith & Nephew PLC	146,112	2,517,194
Soliton, Inc. (A)	1,932	39,336
Sonova Holding AG	9,099	3,438,586
STAAR Surgical Company (A)	20,848	2,679,593
Stereotaxis, Inc. (A)	9,797	52,708
STERIS PLC	12,871	2,629,288
Straumann Holding AG	1,719	3,082,959
Stryker Corp.	43,301	11,419,340
Surmodics, Inc. (A)	2,388	132,773
Sysmex Corp.	27,879	3,462,808
Tactile Systems Technology, Inc. (A)	3,381	150,285
Tandem Diabetes Care, Inc. (A)	17,113	2,042,950
Teleflex, Inc.	6,038	2,273,609
Terumo Corp.	107,334	5,068,134
The Cooper Companies, Inc.	6,354	2,626,172
TransMedics Group, Inc. (A)	4,630	153,207
Treace Medical Concepts, Inc. (A)	2,064	55,522
Utah Medical Products, Inc.	815	75,665
Vapotherm, Inc. (A)	3,996	88,991
Varex Imaging Corp. (A)	6,511	183,610
ViewRay, Inc. (A)	24,335	175,455
West Pharmaceutical Services, Inc.	9,545	4,052,234
Zimmer Biomet Holdings, Inc.	26,945	3,943,670
		282,005,449
Health care providers and services – 1.8%
1Life Healthcare, Inc. (A)	19,750	399,938
Acadia Healthcare Company, Inc. (A)	24,399	1,556,168
Accolade, Inc. (A)	8,560	360,975
AdaptHealth Corp. (A)	12,110	282,042
Addus HomeCare Corp. (A)	2,655	211,736
Agiliti, Inc. (A)(C)	4,118	78,407
Alignment Healthcare, Inc. (A)(C)	4,793	76,592
Amedisys, Inc. (A)	8,860	1,321,026
AmerisourceBergen Corp.	19,302	2,305,624
AMN Healthcare Services, Inc. (A)	7,858	901,706
Amplifon SpA	20,696	983,588
Anthem, Inc.	31,457	11,727,170
Apollo Medical Holdings, Inc. (A)(C)	6,341	577,348
Apria, Inc. (A)	2,642	98,150
Aveanna Healthcare Holdings, Inc. (A)	7,173	57,527
Brookdale Senior Living, Inc. (A)	32,197	202,841
Cardinal Health, Inc.	37,435	1,851,535
Castle Biosciences, Inc. (A)	3,564	237,006
Centene Corp. (A)	75,225	4,687,270
Chemed Corp.	4,271	1,986,528
Cigna Corp.	43,881	8,783,221
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Community Health Systems, Inc. (A)	21,067	$246,484
CorVel Corp. (A)	1,487	276,909
Covetrus, Inc. (A)	17,754	322,058
Cross Country Healthcare, Inc. (A)	6,306	133,939
CVS Health Corp.	170,253	14,447,670
DaVita, Inc. (A)	8,653	1,005,998
Encompass Health Corp.	27,017	2,027,356
Fresenius Medical Care AG & Company KGaA	34,078	2,390,376
Fresenius SE & Company KGaA	69,507	3,326,963
Fulgent Genetics, Inc. (A)(C)	3,491	314,015
Hanger, Inc. (A)	6,618	145,331
HCA Healthcare, Inc.	31,805	7,719,710
HealthEquity, Inc. (A)	36,387	2,356,422
Henry Schein, Inc. (A)	18,023	1,372,632
Humana, Inc.	16,580	6,452,107
Innovage Holding Corp. (A)	3,587	23,710
Laboratory Corp. of America Holdings (A)	12,476	3,511,245
LHC Group, Inc. (A)	13,719	2,152,648
LifeStance Health Group, Inc. (A)	8,086	117,247
Magellan Health, Inc. (A)	3,901	368,840
McKesson Corp.	19,956	3,978,827
Medipal Holdings Corp.	30,441	572,903
MEDNAX, Inc. (A)	12,927	367,515
ModivCare, Inc. (A)	2,080	377,770
Molina Healthcare, Inc. (A)	15,857	4,302,163
National HealthCare Corp.	2,085	145,908
National Research Corp.	2,386	100,618
NMC Health PLC (A)	19,536	3,809
Option Care Health, Inc. (A)	60,380	1,464,819
Orpea SA	8,594	999,233
Owens & Minor, Inc.	12,085	378,140
Patterson Companies, Inc.	37,856	1,140,980
PetIQ, Inc. (A)	4,770	119,107
Privia Health Group, Inc. (A)	3,528	83,120
Progyny, Inc. (A)	29,327	1,642,312
Quest Diagnostics, Inc.	15,764	2,290,667
R1 RCM, Inc. (A)	56,456	1,242,597
RadNet, Inc. (A)	7,815	229,058
Ramsay Health Care, Ltd.	30,435	1,508,255
Ryman Healthcare, Ltd.	70,642	735,072
Select Medical Holdings Corp.	18,561	671,351
Sonic Healthcare, Ltd.	75,468	2,180,963
Surgery Partners, Inc. (A)	5,408	228,975
Tenet Healthcare Corp. (A)	46,862	3,113,511
The Ensign Group, Inc.	8,788	658,133
The Joint Corp. (A)	2,337	229,073
The Pennant Group, Inc. (A)	4,509	126,658
Tivity Health, Inc. (A)	7,804	179,960
Triple-S Management Corp. (A)	3,913	138,403
UnitedHealth Group, Inc.	121,656	47,535,865
Universal Health Services, Inc., Class B	9,789	1,354,504
US Physical Therapy, Inc.	2,175	240,555
		165,738,882
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	20,930	279,834
American Well Corp., Class A (A)	31,204	284,268
Cerner Corp.	38,137	2,689,421
Computer Programs & Systems, Inc. (A)	2,530	89,714
Evolent Health, Inc., Class A (A)	13,133	407,123
Health Catalyst, Inc. (A)	8,473	423,735
HealthStream, Inc. (A)	4,185	119,607
Inovalon Holdings, Inc., Class A (A)	12,603	507,775
Inspire Medical Systems, Inc. (A)	4,513	1,050,987

250

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
M3, Inc.	73,386	$5,230,095
MultiPlan Corp. (A)	38,457	216,513
NextGen Healthcare, Inc. (A)	9,748	137,447
Omnicell, Inc. (A)	7,162	1,063,056
OptimizeRx Corp. (A)	2,890	247,240
Phreesia, Inc. (A)	8,246	508,778
Schrodinger, Inc. (A)	7,673	419,560
Simulations Plus, Inc.	2,690	106,255
Tabula Rasa HealthCare, Inc. (A)	4,031	105,653
Vocera Communications, Inc. (A)	5,759	263,532
		14,150,593
Life sciences tools and services – 1.1%
Agilent Technologies, Inc.	39,150	6,167,300
Berkeley Lights, Inc. (A)	8,463	165,536
Bionano Genomics, Inc. (A)(C)	48,570	267,135
Bio-Rad Laboratories, Inc., Class A (A)	2,773	2,068,519
Bio-Techne Corp.	5,018	2,431,572
Charles River Laboratories International, Inc. (A)	6,502	2,683,180
ChromaDex Corp. (A)	9,189	57,615
Codexis, Inc. (A)	10,312	239,857
Cytek Biosciences, Inc. (A)	2,828	60,547
Eurofins Scientific SE	22,194	2,843,631
Fluidigm Corp. (A)	14,104	92,945
Harvard Bioscience, Inc. (A)	7,852	54,807
Illumina, Inc. (A)	18,927	7,676,980
Inotiv, Inc. (A)	2,356	68,889
IQVIA Holdings, Inc. (A)	24,722	5,921,908
Lonza Group AG	12,378	9,284,854
Medpace Holdings, Inc. (A)	12,618	2,388,335
Mettler-Toledo International, Inc. (A)	2,983	4,108,665
NanoString Technologies, Inc. (A)	7,688	369,101
NeoGenomics, Inc. (A)	19,030	918,007
Pacific Biosciences of California, Inc. (A)	32,594	832,777
PerkinElmer, Inc.	14,465	2,506,640
Personalis, Inc. (A)	6,454	124,175
QIAGEN NV (A)	37,965	1,963,810
Quanterix Corp. (A)	5,364	267,074
Repligen Corp. (A)	13,882	4,011,759
Sartorius Stedim Biotech	4,597	2,568,825
Seer, Inc. (A)(C)	7,142	246,613
Syneos Health, Inc. (A)	28,097	2,457,926
Thermo Fisher Scientific, Inc.	50,759	29,000,139
Waters Corp. (A)	7,917	2,828,744
		94,677,865
Pharmaceuticals – 4.6%
9 Meters Biopharma, Inc. (A)	44,726	58,144
Aclaris Therapeutics, Inc. (A)	8,752	157,536
Aerie Pharmaceuticals, Inc. (A)	7,895	90,003
Amneal Pharmaceuticals, Inc. (A)	18,313	97,791
Amphastar Pharmaceuticals, Inc. (A)	6,748	128,279
Ampio Pharmaceuticals, Inc. (A)(C)	37,495	62,242
Angion Biomedica Corp. (A)(C)	3,713	36,276
ANI Pharmaceuticals, Inc. (A)	2,090	68,594
Antares Pharma, Inc. (A)	30,820	112,185
Arvinas, Inc. (A)	7,353	604,270
Astellas Pharma, Inc.	309,447	5,093,203
AstraZeneca PLC	257,487	31,031,749
Atea Pharmaceuticals, Inc. (A)	10,982	385,029
Athira Pharma, Inc. (A)	6,435	60,360
Axsome Therapeutics, Inc. (A)(C)	4,899	161,471
Bayer AG	163,297	8,863,022
BioDelivery Sciences International, Inc. (A)	19,014	68,641
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Company	286,699	$16,963,980
Cara Therapeutics, Inc. (A)	7,748	119,707
Cassava Sciences, Inc. (A)(C)	6,470	401,658
Catalent, Inc. (A)	21,978	2,924,612
Chugai Pharmaceutical Company, Ltd.	111,602	4,083,950
Collegium Pharmaceutical, Inc. (A)	6,200	122,388
Corcept Therapeutics, Inc. (A)	16,372	322,201
Cymabay Therapeutics, Inc. (A)	14,961	54,608
Daiichi Sankyo Company, Ltd.	291,258	7,741,971
Durect Corp. (A)	43,508	55,690
Edgewise Therapeutics, Inc. (A)	2,524	41,898
Eisai Company, Ltd.	39,468	2,956,447
Elanco Animal Health, Inc. (A)(D)	9,534	0
Eli Lilly & Company	102,438	23,668,300
Endo International PLC (A)	40,799	132,189
Esperion Therapeutics, Inc. (A)(C)	5,167	62,262
Evolus, Inc. (A)	6,245	47,587
EyePoint Pharmaceuticals, Inc. (A)(C)	4,483	46,713
Fulcrum Therapeutics, Inc. (A)	4,595	129,625
GlaxoSmithKline PLC	836,315	15,783,913
Harmony Biosciences Holdings, Inc. (A)(C)	3,901	149,525
Hikma Pharmaceuticals PLC	28,769	946,386
Hisamitsu Pharmaceutical Company, Inc.	8,484	320,884
Innoviva, Inc. (A)	7,614	127,230
Intra-Cellular Therapies, Inc. (A)	11,974	446,391
Ipsen SA	6,269	597,373
Jazz Pharmaceuticals PLC (A)	16,603	2,161,877
Johnson & Johnson	339,645	54,852,668
KemPharm, Inc. (A)	5,959	55,597
Kyowa Kirin Company, Ltd.	44,859	1,617,177
Marinus Pharmaceuticals, Inc. (A)(C)	6,869	78,169
Merck & Company, Inc.	326,600	24,530,926
Merck KGaA	21,482	4,649,557
Mind Medicine MindMed, Inc. (A)	59,512	138,663
Nektar Therapeutics (A)	49,905	896,294
NGM Biopharmaceuticals, Inc. (A)	5,511	115,841
Nippon Shinyaku Company, Ltd.	8,200	681,609
Novartis AG	369,063	30,262,854
Novo Nordisk A/S, B Shares	279,900	26,979,420
Nuvation Bio, Inc. (A)	11,789	117,183
Ocular Therapeutix, Inc. (A)	13,671	136,710
Omeros Corp. (A)(C)	10,581	145,912
Ono Pharmaceutical Company, Ltd.	61,500	1,402,429
Oramed Pharmaceuticals, Inc. (A)(C)	5,432	119,395
Organon & Company	32,709	1,072,528
Orion OYJ, Class B	17,635	698,183
Otsuka Holdings Company, Ltd.	64,893	2,774,999
Pacira BioSciences, Inc. (A)	7,455	417,480
Perrigo Company PLC	36,306	1,718,363
Pfizer, Inc.	723,379	31,112,531
Phathom Pharmaceuticals, Inc. (A)	3,691	118,481
Phibro Animal Health Corp., Class A	3,948	85,040
Pliant Therapeutics, Inc. (A)	4,457	75,234
Prestige Consumer Healthcare, Inc. (A)	8,337	467,789
Provention Bio, Inc. (A)(C)	10,903	69,779
Reata Pharmaceuticals, Inc., Class A (A)	4,644	467,233
Recordati Industria Chimica e Farmaceutica SpA	17,380	1,007,338
Relmada Therapeutics, Inc. (A)	2,925	76,664
Revance Therapeutics, Inc. (A)	12,026	335,044
Roche Holding AG	116,779	42,620,803
Roche Holding AG, Bearer Shares	5,319	2,183,045
Sanofi	188,605	18,155,872
Santen Pharmaceutical Company, Ltd.	59,900	842,440

251

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Shionogi & Company, Ltd.	44,011	$3,011,644
SIGA Technologies, Inc. (A)	8,890	65,697
Sumitomo Dainippon Pharma Company, Ltd.	29,792	532,503
Supernus Pharmaceuticals, Inc. (A)	8,461	225,655
Taisho Pharmaceutical Holdings Company, Ltd.	6,416	373,980
Takeda Pharmaceutical Company, Ltd.	262,298	8,651,314
Teva Pharmaceutical Industries, Ltd., ADR (A)	183,208	1,784,446
TherapeuticsMD, Inc. (A)(C)	83,719	62,069
Theravance Biopharma, Inc. (A)	11,333	83,864
UCB SA	21,015	2,353,202
Viatris, Inc.	156,023	2,114,112
Vifor Pharma AG	8,103	1,050,286
Zoetis, Inc.	61,148	11,871,273
Zogenix, Inc. (A)	10,126	153,814
		410,901,269
		1,141,057,736
Industrials – 11.2%
Aerospace and defense – 1.3%
AAR Corp. (A)	5,693	184,624
Aerojet Rocketdyne Holdings, Inc.	12,501	544,419
AeroVironment, Inc. (A)	3,723	321,369
Airbus SE (A)	97,988	12,990,842
Astronics Corp. (A)	4,926	69,260
Axon Enterprise, Inc. (A)	17,832	3,120,957
BAE Systems PLC	536,510	4,063,556
Byrna Technologies, Inc. (A)	3,275	71,592
Curtiss-Wright Corp.	11,101	1,400,724
Dassault Aviation SA	4,160	467,622
Ducommun, Inc. (A)	1,957	98,535
Elbit Systems, Ltd.	4,408	638,271
General Dynamics Corp.	29,935	5,868,158
Hexcel Corp. (A)	22,766	1,352,073
Howmet Aerospace, Inc.	49,804	1,553,885
Huntington Ingalls Industries, Inc.	5,179	999,858
Kaman Corp.	4,852	173,071
Kratos Defense & Security Solutions, Inc. (A)	20,641	460,501
L3Harris Technologies, Inc.	25,926	5,709,942
Lockheed Martin Corp.	31,798	10,973,490
Maxar Technologies, Inc.	12,093	342,474
Mercury Systems, Inc. (A)	15,249	723,108
Moog, Inc., Class A	4,788	364,989
MTU Aero Engines AG	8,876	1,995,517
National Presto Industries, Inc.	960	78,797
Northrop Grumman Corp.	19,418	6,993,393
PAE, Inc. (A)	13,271	79,361
Park Aerospace Corp.	4,591	62,805
Parsons Corp. (A)	4,509	152,224
Raytheon Technologies Corp.	194,548	16,723,346
Rolls-Royce Holdings PLC (A)	1,390,846	2,597,704
Safran SA	56,811	7,185,490
Singapore Technologies Engineering, Ltd.	259,552	724,525
Textron, Inc.	28,918	2,018,766
Thales SA	17,733	1,719,312
The Boeing Company (A)	71,088	15,635,095
TransDigm Group, Inc. (A)	6,755	4,218,970
Triumph Group, Inc. (A)	10,902	203,104
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Vectrus, Inc. (A)	2,078	$104,482
		112,986,211
Air freight and logistics – 0.6%
Air Transport Services Group, Inc. (A)	9,826	253,609
Atlas Air Worldwide Holdings, Inc. (A)	4,758	388,633
CH Robinson Worldwide, Inc.	16,993	1,478,391
Deutsche Post AG	164,763	10,332,250
DSV A/S	33,510	8,021,078
Echo Global Logistics, Inc. (A)	4,522	215,745
Expeditors International of Washington, Inc.	21,919	2,611,210
FedEx Corp.	31,734	6,958,949
Forward Air Corp.	4,496	373,258
GXO Logistics, Inc. (A)	26,766	2,099,525
Hub Group, Inc., Class A (A)	5,453	374,894
InPost SA (A)	33,243	551,615
Radiant Logistics, Inc. (A)	8,597	54,935
SG Holdings Company, Ltd.	53,200	1,505,082
United Parcel Service, Inc., Class B	93,964	17,110,844
Yamato Holdings Company, Ltd.	48,393	1,224,844
		53,554,862
Airlines – 0.2%
Alaska Air Group, Inc. (A)	16,158	946,859
Allegiant Travel Company (A)	2,568	501,993
American Airlines Group, Inc. (A)	83,534	1,714,118
ANA Holdings, Inc. (A)	26,549	690,206
Delta Air Lines, Inc. (A)	82,562	3,517,967
Deutsche Lufthansa AG (A)(C)	49,678	338,942
Frontier Group Holdings, Inc. (A)	6,090	96,161
Hawaiian Holdings, Inc. (A)	8,931	193,445
Japan Airlines Company, Ltd. (A)	23,940	569,932
JetBlue Airways Corp. (A)	86,348	1,320,261
Mesa Air Group, Inc. (A)	6,639	50,855
Qantas Airways, Ltd. (A)	153,612	619,519
Singapore Airlines, Ltd. (A)	222,727	820,214
SkyWest, Inc. (A)	8,266	407,844
Southwest Airlines Company (A)	76,335	3,925,909
Spirit Airlines, Inc. (A)	16,509	428,243
Sun Country Airlines Holdings, Inc. (A)	2,969	99,580
United Airlines Holdings, Inc. (A)	41,752	1,986,143
		18,228,191
Building products – 0.9%
A.O. Smith Corp.	17,185	1,049,488
AAON, Inc.	6,987	456,531
AGC, Inc.	32,176	1,658,101
Allegion PLC	11,572	1,529,587
American Woodmark Corp. (A)	2,928	191,403
Apogee Enterprises, Inc.	4,208	158,894
Assa Abloy AB, B Shares	166,600	4,832,500
Builders FirstSource, Inc. (A)	56,260	2,910,892
Caesarstone, Ltd.	4,720	58,622
Carlisle Companies, Inc.	14,153	2,813,475
Carrier Global Corp.	111,951	5,794,584
Cie de Saint-Gobain	84,116	5,660,756
Cornerstone Building Brands, Inc. (A)	9,427	137,728
CSW Industrials, Inc.	2,434	310,822
Daikin Industries, Ltd.	41,397	9,026,131
Fortune Brands Home & Security, Inc.	17,789	1,590,692
Geberit AG	6,157	4,520,483
Gibraltar Industries, Inc. (A)	5,451	379,662
Griffon Corp.	7,913	194,660
Insteel Industries, Inc.	3,266	124,271
JELD-WEN Holding, Inc. (A)	14,229	356,152
Johnson Controls International PLC	91,892	6,256,007

252

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Kingspan Group PLC	25,647	$2,558,270
Lennox International, Inc.	9,284	2,731,074
Lixil Corp.	44,250	1,282,514
Masco Corp.	31,888	1,771,378
Masonite International Corp. (A)	4,036	428,341
Nibe Industrier AB, B Shares	237,085	2,979,390
Owens Corning	28,002	2,394,171
PGT Innovations, Inc. (A)	9,986	190,733
Quanex Building Products Corp.	5,993	128,310
Resideo Technologies, Inc. (A)	24,384	604,479
Rockwool International A/S, B Shares	1,392	594,508
Simpson Manufacturing Company, Inc.	18,963	2,028,472
TOTO, Ltd.	23,500	1,118,990
Trane Technologies PLC	30,656	5,292,758
Trex Company, Inc. (A)	31,318	3,192,244
UFP Industries, Inc.	9,992	679,256
View, Inc. (A)(C)	17,885	96,937
Xinyi Glass Holdings, Ltd.	303,000	903,865
		78,987,131
Commercial services and supplies – 0.5%
ABM Industries, Inc.	11,296	508,433
ACCO Brands Corp.	16,134	138,591
Brady Corp., Class A	7,839	397,437
Brambles, Ltd.	240,214	1,847,113
BrightView Holdings, Inc. (A)	7,156	105,623
Casella Waste Systems, Inc., Class A (A)	8,194	622,252
CECO Environmental Corp. (A)	4,840	34,074
Cimpress PLC (A)	2,896	251,460
Cintas Corp.	11,292	4,298,413
Clean Harbors, Inc. (A)	13,590	1,411,593
Copart, Inc. (A)	27,471	3,810,777
CoreCivic, Inc. (A)	20,720	184,408
Covanta Holding Corp.	19,967	401,736
Dai Nippon Printing Company, Ltd.	36,873	888,370
Deluxe Corp.	7,169	257,295
Ennis, Inc.	4,746	89,462
Harsco Corp. (A)	13,435	227,723
Healthcare Services Group, Inc.	12,571	314,149
Heritage-Crystal Clean, Inc. (A)	3,039	88,070
Herman Miller, Inc.	32,922	1,239,843
HNI Corp.	7,383	271,104
IAA, Inc. (A)	36,600	1,997,262
Interface, Inc.	10,149	153,757
KAR Auction Services, Inc. (A)	52,364	858,246
Kimball International, Inc., Class B	7,693	86,162
Matthews International Corp., Class A	5,258	182,400
Montrose Environmental Group, Inc. (A)	4,009	247,516
MSA Safety, Inc.	9,896	1,441,847
Pitney Bowes, Inc.	30,514	220,006
Rentokil Initial PLC	309,055	2,426,946
Republic Services, Inc.	27,110	3,254,827
Rollins, Inc.	29,205	1,031,813
RR Donnelley & Sons Company (A)	12,947	66,548
Secom Company, Ltd.	34,855	2,520,993
Securitas AB, B Shares	52,048	823,796
Sohgo Security Services Company, Ltd.	11,900	534,988
SP Plus Corp. (A)	4,109	126,023
Steelcase, Inc., Class A	15,063	190,999
Stericycle, Inc. (A)	24,940	1,695,172
Tetra Tech, Inc.	23,638	3,530,099
The Brink's Company	21,714	1,374,496
TOPPAN, Inc.	43,562	738,609
UniFirst Corp.	2,504	532,400
US Ecology, Inc. (A)	5,659	183,069
Viad Corp. (A)	3,560	161,660
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
VSE Corp.	1,949	$93,883
Waste Management, Inc.	49,984	7,465,610
		49,327,053
Construction and engineering – 0.4%
ACS Actividades de Construccion y Servicios SA	40,767	1,104,323
AECOM (A)	39,115	2,470,112
Ameresco, Inc., Class A (A)	5,109	298,519
API Group Corp. (A)(B)	33,463	680,972
Arcosa, Inc.	8,024	402,564
Argan, Inc.	2,728	119,132
Bouygues SA	37,978	1,571,049
Comfort Systems USA, Inc.	5,946	424,069
Concrete Pumping Holdings, Inc. (A)	5,156	44,032
Construction Partners, Inc., Class A (A)	4,946	165,048
Dycom Industries, Inc. (A)	13,408	955,186
Eiffage SA	14,180	1,433,128
EMCOR Group, Inc.	23,439	2,704,392
Ferrovial SA	79,184	2,311,275
Fluor Corp. (A)	62,492	997,997
Granite Construction, Inc.	7,659	302,913
Great Lakes Dredge & Dock Corp. (A)	10,944	165,145
IES Holdings, Inc. (A)	1,488	67,987
Infrastructure and Energy Alternatives, Inc. (A)(C)	5,254	60,053
Kajima Corp.	74,685	957,057
MasTec, Inc. (A)	15,537	1,340,532
Matrix Service Company (A)	5,607	58,649
MYR Group, Inc. (A)	2,745	273,128
Northwest Pipe Company (A)	2,256	53,467
NV5 Global, Inc. (A)	2,223	219,121
Obayashi Corp.	107,915	889,518
Primoris Services Corp.	9,091	222,639
Quanta Services, Inc.	17,954	2,043,524
Shimizu Corp. (C)	91,729	686,623
Skanska AB, B Shares	56,546	1,418,602
Sterling Construction Company, Inc. (A)	4,883	110,698
Taisei Corp.	31,773	1,018,063
Tutor Perini Corp. (A)	7,083	91,937
Valmont Industries, Inc.	5,760	1,354,291
Vinci SA	88,489	9,203,634
WillScot Mobile Mini Holdings Corp. (A)	35,181	1,115,941
		37,335,320
Electrical equipment – 1.1%
ABB, Ltd.	288,308	9,644,425
Acuity Brands, Inc.	9,695	1,680,822
Allied Motion Technologies, Inc.	2,479	77,543
American Superconductor Corp. (A)	5,408	78,849
AMETEK, Inc.	29,830	3,699,218
Array Technologies, Inc. (A)	21,587	399,791
Atkore, Inc. (A)	7,728	671,718
AZZ, Inc.	4,088	217,482
Babcock & Wilcox Enterprises, Inc. (A)	10,521	67,440
Beam Global (A)(C)	1,796	49,157
Blink Charging Company (A)(C)	6,269	179,356
Bloom Energy Corp., Class A (A)	23,538	440,631
Eaton Corp. PLC	51,428	7,678,715
Emerson Electric Company	77,129	7,265,552
Encore Wire Corp.	3,332	315,974
EnerSys	18,707	1,392,549
Eos Energy Enterprises, Inc. (A)(C)	7,745	108,662
FuelCell Energy, Inc. (A)(C)	55,651	372,305
Fuji Electric Company, Ltd.	21,140	961,992
Generac Holdings, Inc. (A)	8,144	3,328,208

253

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
GrafTech International, Ltd.	33,987	$350,746
Hubbell, Inc.	14,765	2,667,593
Legrand SA	44,455	4,763,336
Mitsubishi Electric Corp.	303,397	4,216,485
Nidec Corp.	74,286	8,189,288
nVent Electric PLC	45,644	1,475,671
Powell Industries, Inc.	2,212	54,349
Preformed Line Products Company	175	11,382
Prysmian SpA	42,342	1,478,942
Regal Beloit Corp.	11,050	1,661,257
Rockwell Automation, Inc.	14,970	4,401,779
Romeo Power, Inc. (A)(C)	22,897	113,340
Schneider Electric SE	89,544	14,913,900
Siemens Energy AG (A)	66,430	1,776,967
Siemens Gamesa Renewable Energy SA (A)	39,627	1,007,201
Stem, Inc. (A)	8,234	196,710
Sunrun, Inc. (A)	55,914	2,460,216
Thermon Group Holdings, Inc. (A)	6,405	110,871
TPI Composites, Inc. (A)	6,220	209,925
Vestas Wind Systems A/S	167,858	6,734,137
Vicor Corp. (A)	3,522	472,512
		95,896,996
Industrial conglomerates – 1.1%
3M Company	74,656	13,096,156
CK Hutchison Holdings, Ltd.	448,738	2,993,588
DCC PLC	16,383	1,365,783
General Electric Company	141,621	14,591,212
Hitachi, Ltd.	160,894	9,518,602
Honeywell International, Inc.	89,076	18,909,053
Investment AB Latour, B Shares	24,609	761,516
Jardine Matheson Holdings, Ltd.	36,000	1,902,896
Keppel Corp., Ltd.	242,045	924,306
Melrose Industries PLC	728,507	1,691,379
Raven Industries, Inc. (A)	5,993	345,257
Roper Technologies, Inc.	13,602	6,068,260
Siemens AG	127,157	20,796,654
Smiths Group PLC	65,885	1,270,446
Toshiba Corp.	68,128	2,867,578
		97,102,686
Machinery – 2.4%
AGCO Corp.	16,784	2,056,544
Alamo Group, Inc.	1,595	222,550
Albany International Corp., Class A	5,138	394,958
Alfa Laval AB	52,291	1,950,377
Alstom SA	52,544	1,993,137
Altra Industrial Motion Corp.	10,964	606,857
Astec Industries, Inc.	3,832	206,200
Atlas Copco AB, A Shares	111,618	6,740,125
Atlas Copco AB, B Shares	64,861	3,296,664
Barnes Group, Inc.	7,908	330,001
Blue Bird Corp. (A)	3,176	66,251
Caterpillar, Inc.	70,635	13,559,801
Chart Industries, Inc. (A)	6,121	1,169,784
CIRCOR International, Inc. (A)	3,423	112,993
CNH Industrial NV	170,090	2,859,052
Colfax Corp. (A)	35,170	1,614,303
Columbus McKinnon Corp.	4,645	224,586
Commercial Vehicle Group, Inc. (A)	6,362	60,185
Crane Company	13,532	1,282,969
Cummins, Inc.	18,528	4,160,648
Daifuku Company, Ltd.	16,800	1,575,602
Deere & Company	36,625	12,271,939
Desktop Metal, Inc., Class A (A)(C)	25,905	185,739
Donaldson Company, Inc.	34,098	1,957,566
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Douglas Dynamics, Inc.	3,979	$144,438
Dover Corp.	18,574	2,888,257
Energy Recovery, Inc. (A)	7,295	138,824
Enerpac Tool Group Corp.	10,358	214,721
EnPro Industries, Inc.	3,453	300,825
Epiroc AB, A Shares	109,541	2,270,995
Epiroc AB, B Shares	64,819	1,148,059
ESCO Technologies, Inc.	4,266	328,482
Evoqua Water Technologies Corp. (A)	19,421	729,453
FANUC Corp.	31,918	6,998,400
Federal Signal Corp.	10,044	387,899
Flowserve Corp.	35,369	1,226,243
Fortive Corp.	46,240	3,263,157
Franklin Electric Company, Inc.	7,573	604,704
GEA Group AG	25,501	1,164,614
Graco, Inc.	46,088	3,224,777
Harmonic Drive Systems, Inc. (C)	7,200	345,294
Helios Technologies, Inc.	5,460	448,321
Hillenbrand, Inc.	12,221	521,226
Hino Motors, Ltd.	47,742	443,325
Hitachi Construction Machinery Company, Ltd.	17,852	501,544
Hoshizaki Corp.	9,000	818,585
Hydrofarm Holdings Group, Inc. (A)	6,582	249,129
Hyliion Holdings Corp. (A)(C)	20,148	169,243
Hyster-Yale Materials Handling, Inc.	1,831	92,026
Ideanomics, Inc. (A)(C)	71,287	140,435
IDEX Corp.	9,805	2,029,145
Illinois Tool Works, Inc.	36,980	7,641,177
Ingersoll Rand, Inc. (A)	52,276	2,635,233
ITT, Inc.	23,378	2,006,768
John Bean Technologies Corp.	5,237	736,060
Kadant, Inc.	1,902	388,198
Kennametal, Inc.	36,839	1,260,999
KION Group AG	11,994	1,115,172
Knorr-Bremse AG	12,057	1,289,997
Komatsu, Ltd.	145,576	3,486,314
Kone OYJ, B Shares	56,496	3,968,751
Kubota Corp.	170,752	3,634,052
Kurita Water Industries, Ltd.	16,427	790,439
Lincoln Electric Holdings, Inc.	16,125	2,076,739
Lindsay Corp.	1,752	265,936
Luxfer Holdings PLC	4,941	96,992
Lydall, Inc. (A)	3,007	186,705
Makita Corp.	37,252	2,048,213
Meritor, Inc. (A)	11,427	243,509
Miller Industries, Inc.	2,126	72,369
MINEBEA MITSUMI, Inc.	60,300	1,535,709
MISUMI Group, Inc.	47,200	2,008,315
Mitsubishi Heavy Industries, Ltd.	53,263	1,427,129
Miura Company, Ltd.	14,600	583,629
Mueller Industries, Inc.	9,260	380,586
Mueller Water Products, Inc., Class A	26,371	401,367
Nabtesco Corp.	18,689	706,628
NGK Insulators, Ltd.	42,861	726,543
Nikola Corp. (A)(C)	38,054	406,036
Nordson Corp.	14,678	3,495,566
NSK, Ltd. (C)	64,098	434,347
Omega Flex, Inc.	500	71,345
Oshkosh Corp.	18,636	1,907,767
Otis Worldwide Corp.	55,063	4,530,584
PACCAR, Inc.	44,793	3,535,064
Parker-Hannifin Corp.	16,651	4,655,953
Pentair PLC	21,400	1,554,282
Proto Labs, Inc. (A)	4,752	316,483

254

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Rational AG	850	$798,468
RBC Bearings, Inc. (A)	4,174	885,723
REV Group, Inc.	5,003	85,851
Rexnord Corp.	20,210	1,299,301
Sandvik AB	187,651	4,287,132
Schindler Holding AG	3,345	861,758
Schindler Holding AG, Participation Certificates	6,768	1,817,002
SKF AB, B Shares	63,434	1,495,850
SMC Corp.	9,547	5,956,469
Snap-on, Inc.	6,963	1,454,919
Spirax-Sarco Engineering PLC	12,261	2,466,984
SPX Corp. (A)	7,310	390,720
SPX FLOW, Inc.	6,976	509,946
Standex International Corp.	1,966	194,457
Stanley Black & Decker, Inc.	21,026	3,686,068
Techtronic Industries Company, Ltd.	228,742	4,520,295
Tennant Company	3,107	229,763
Terex Corp.	30,293	1,275,335
The ExOne Company (A)	3,030	70,841
The Gorman-Rupp Company	3,872	138,656
The Greenbrier Companies, Inc.	5,308	228,191
The Manitowoc Company, Inc. (A)	5,955	127,556
The Middleby Corp. (A)	15,104	2,575,383
The Shyft Group, Inc.	5,788	220,002
The Timken Company	18,842	1,232,644
The Toro Company	29,069	2,831,611
THK Company, Ltd.	20,052	440,018
Titan International, Inc. (A)	9,788	70,082
TriMas Corp. (A)	7,286	235,775
Trinity Industries, Inc.	35,862	974,371
Volvo AB, A Shares	33,283	752,022
Volvo AB, B Shares	237,629	5,305,419
Wabash National Corp.	8,626	130,511
Wabtec Corp.	24,389	2,102,576
Wartsila OYJ ABP	78,685	937,084
Watts Water Technologies, Inc., Class A	4,541	763,297
Welbilt, Inc. (A)	21,954	510,211
Woodward, Inc.	17,270	1,954,964
Xylem, Inc.	23,245	2,874,942
Yaskawa Electric Corp.	39,910	1,916,420
		210,920,525
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	522	1,345,214
A.P. Moller - Maersk A/S, Series B	962	2,604,219
Costamare, Inc.	8,816	136,560
Eagle Bulk Shipping, Inc. (A)(C)	1,633	82,336
Genco Shipping & Trading, Ltd.	5,503	110,775
Kirby Corp. (A)	16,320	782,707
Kuehne + Nagel International AG	9,032	3,083,534
Matson, Inc.	7,161	577,964
Nippon Yusen KK	26,825	2,009,954
Safe Bulkers, Inc. (A)	11,554	59,734
SITC International Holdings Company, Ltd.	223,000	793,519
		11,586,516
Professional services – 1.0%
Acacia Research Corp. (A)	10,366	70,385
Adecco Group AG	25,759	1,290,673
ASGN, Inc. (A)	23,055	2,608,443
Barrett Business Services, Inc.	1,349	102,875
Bureau Veritas SA	48,874	1,508,313
CACI International, Inc., Class A (A)	6,394	1,675,867
CBIZ, Inc. (A)	8,129	262,892
CRA International, Inc.	1,245	123,678
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Equifax, Inc.	15,719	$3,983,509
Experian PLC	153,459	6,428,417
Exponent, Inc.	8,656	979,426
First Advantage Corp. (A)	5,151	98,127
Forrester Research, Inc. (A)	2,040	100,490
Franklin Covey Company (A)	2,317	94,510
FTI Consulting, Inc. (A)	9,307	1,253,653
GP Strategies Corp. (A)	2,450	50,715
Heidrick & Struggles International, Inc.	3,293	146,967
Huron Consulting Group, Inc. (A)	3,817	198,484
ICF International, Inc.	3,071	274,210
IHS Markit, Ltd.	51,429	5,997,650
Insperity, Inc.	15,832	1,753,236
Intertek Group PLC	26,826	1,793,781
Jacobs Engineering Group, Inc.	16,813	2,228,227
KBR, Inc.	61,789	2,434,487
Kelly Services, Inc., Class A	6,115	115,451
Kforce, Inc.	3,430	204,565
Korn Ferry	9,207	666,219
Leidos Holdings, Inc.	18,265	1,755,814
ManpowerGroup, Inc.	14,725	1,594,423
ManTech International Corp., Class A	4,524	343,462
Nielsen Holdings PLC	46,292	888,343
Nihon M&A Center, Inc.	50,300	1,477,026
Persol Holdings Company, Ltd.	29,500	735,408
Randstad NV (C)	19,876	1,338,192
Recruit Holdings Company, Ltd.	225,500	13,783,872
RELX PLC	321,327	9,249,795
Resources Connection, Inc.	6,062	95,658
Robert Half International, Inc.	14,446	1,449,367
Science Applications International Corp.	15,737	1,346,458
SGS SA	1,006	2,928,302
Teleperformance	9,763	3,840,127
TriNet Group, Inc. (A)	6,772	640,496
TrueBlue, Inc. (A)	5,983	162,020
Upwork, Inc. (A)	19,830	892,945
Verisk Analytics, Inc.	20,817	4,169,021
Willdan Group, Inc. (A)	2,195	78,120
Wolters Kluwer NV	44,466	4,713,240
		87,927,339
Road and rail – 0.8%
ArcBest Corp.	4,250	347,523
Aurizon Holdings, Ltd.	305,960	828,368
Avis Budget Group, Inc. (A)	21,009	2,447,759
Central Japan Railway Company	23,976	3,827,142
Covenant Logistics Group, Inc. (A)	2,616	72,332
CSX Corp.	290,877	8,650,682
Daseke, Inc. (A)	7,297	67,205
East Japan Railway Company	50,240	3,550,618
Hankyu Hanshin Holdings, Inc.	38,000	1,195,993
Heartland Express, Inc.	8,148	130,531
JB Hunt Transport Services, Inc.	10,858	1,815,675
Kansas City Southern	11,736	3,176,231
Keio Corp.	17,115	915,425
Keisei Electric Railway Company, Ltd.	21,494	711,993
Kintetsu Group Holdings Company, Ltd. (A)	28,474	957,559
Knight-Swift Transportation Holdings, Inc.	45,065	2,305,075
Landstar System, Inc.	10,393	1,640,223
Marten Transport, Ltd.	10,371	162,721
MTR Corp., Ltd.	256,815	1,382,157
Nippon Express Company, Ltd.	12,746	877,820
Norfolk Southern Corp.	31,864	7,623,462
Odakyu Electric Railway Company, Ltd.	48,979	1,133,622

255

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Old Dominion Freight Line, Inc.	12,103	$3,461,216
Ryder System, Inc.	14,601	1,207,649
Saia, Inc. (A)	11,571	2,754,245
Tobu Railway Company, Ltd.	31,373	844,743
Tokyu Corp.	83,108	1,233,609
U.S. Xpress Enterprises, Inc., Class A (A)	5,913	51,029
Union Pacific Corp.	84,137	16,491,693
Werner Enterprises, Inc.	26,982	1,194,493
West Japan Railway Company	27,025	1,358,467
XPO Logistics, Inc. (A)	26,766	2,130,038
Yellow Corp. (A)	10,135	57,263
		74,604,561
Trading companies and distributors – 0.7%
Alta Equipment Group, Inc. (A)	3,897	53,506
Applied Industrial Technologies, Inc.	6,510	586,746
Ashtead Group PLC	74,602	5,639,415
Beacon Roofing Supply, Inc. (A)	9,444	451,045
BlueLinx Holdings, Inc. (A)	1,646	80,456
Boise Cascade Company	6,550	353,569
Brenntag SE	25,681	2,385,626
Bunzl PLC	56,020	1,848,351
CAI International, Inc.	2,727	152,467
Custom Truck One Source, Inc. (A)(C)	8,004	74,677
DXP Enterprises, Inc. (A)	3,534	104,500
Fastenal Company	74,153	3,827,036
Ferguson PLC	37,118	5,152,789
GATX Corp.	15,480	1,386,389
Global Industrial, Inc.	2,153	81,577
GMS, Inc. (A)	7,184	314,659
H&E Equipment Services, Inc.	5,556	192,849
Herc Holdings, Inc. (A)	4,178	682,936
ITOCHU Corp.	197,604	5,755,410
Marubeni Corp.	259,959	2,150,698
McGrath RentCorp	4,076	293,268
Mitsubishi Corp.	209,906	6,591,557
Mitsui & Company, Ltd.	252,403	5,519,291
MonotaRO Company, Ltd.	41,700	934,503
MRC Global, Inc. (A)	14,868	109,131
MSC Industrial Direct Company, Inc., Class A	12,759	1,023,144
NOW, Inc. (A)	19,761	151,172
Reece, Ltd.	48,319	651,660
Rush Enterprises, Inc., Class A	6,559	296,204
Rush Enterprises, Inc., Class B	1,579	72,271
Sumitomo Corp.	187,138	2,636,199
Textainer Group Holdings, Ltd. (A)	7,985	278,756
Titan Machinery, Inc. (A)	3,505	90,815
Toyota Tsusho Corp.	35,282	1,481,610
Transcat, Inc. (A)	1,357	87,499
Triton International, Ltd.	11,119	578,633
United Rentals, Inc. (A)	9,340	3,277,686
Univar Solutions, Inc. (A)	46,404	1,105,343
Veritiv Corp. (A)	2,488	222,825
W.W. Grainger, Inc.	5,644	2,218,431
Watsco, Inc.	8,952	2,368,878
WESCO International, Inc. (A)	7,408	854,291
		62,117,868
Transportation infrastructure – 0.1%
Aena SME SA (A)(B)	12,466	2,150,434
Aeroports de Paris (A)	4,935	628,526
Atlantia SpA (A)	82,356	1,554,196
Auckland International Airport, Ltd. (A)	208,063	1,118,413
Getlink SE	73,136	1,142,504
Macquarie Infrastructure Holdings LLC	12,075	489,762
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation infrastructure (continued)
Sydney Airport (A)	219,800	$1,290,848
Transurban Group	455,122	4,586,933
		12,961,616
		1,003,536,875
Information technology – 19.3%
Communications equipment – 0.6%
ADTRAN, Inc.	8,339	156,440
Arista Networks, Inc. (A)	7,226	2,483,143
Aviat Networks, Inc. (A)	1,802	59,214
CalAmp Corp. (A)	7,023	69,879
Calix, Inc. (A)	9,309	460,144
Cambium Networks Corp. (A)	1,840	66,590
Ciena Corp. (A)	42,022	2,157,830
Cisco Systems, Inc.	543,720	29,594,680
Clearfield, Inc. (A)	2,092	92,362
Comtech Telecommunications Corp.	4,709	120,597
Digi International, Inc. (A)	5,959	125,258
EchoStar Corp., Class A (A)	6,593	168,187
Extreme Networks, Inc. (A)	21,249	209,303
F5 Networks, Inc. (A)	7,781	1,546,707
Harmonic, Inc. (A)	15,771	137,996
Infinera Corp. (A)	31,075	258,544
Inseego Corp. (A)(C)	15,028	100,086
Juniper Networks, Inc.	41,951	1,154,492
Lumentum Holdings, Inc. (A)	20,608	1,721,592
Motorola Solutions, Inc.	21,846	5,075,263
NETGEAR, Inc. (A)	5,067	161,688
NetScout Systems, Inc. (A)	31,733	855,204
Nokia OYJ (A)	896,196	4,942,794
Plantronics, Inc. (A)	7,197	185,035
Ribbon Communications, Inc. (A)	13,068	78,147
Telefonaktiebolaget LM Ericsson, B Shares (C)	485,153	5,475,884
ViaSat, Inc. (A)	19,909	1,096,389
Viavi Solutions, Inc. (A)	38,308	602,968
		59,156,416
Electronic equipment, instruments and components – 1.3%
908 Devices, Inc. (A)	2,327	75,674
Advanced Energy Industries, Inc.	6,491	569,585
Aeva Technologies, Inc. (A)(C)	13,470	106,952
Akoustis Technologies, Inc. (A)	8,479	82,246
Amphenol Corp., Class A	77,178	5,651,745
Arlo Technologies, Inc. (A)	15,940	102,175
Arrow Electronics, Inc. (A)	19,500	2,189,655
Avnet, Inc.	27,017	998,818
Azbil Corp.	20,500	882,639
Badger Meter, Inc.	4,813	486,787
Belden, Inc.	19,574	1,140,381
Benchmark Electronics, Inc.	6,022	160,848
CDW Corp.	17,740	3,229,035
Cognex Corp.	47,979	3,848,875
Coherent, Inc. (A)	6,662	1,666,100
Corning, Inc.	99,169	3,618,677
CTS Corp.	5,357	165,585
Daktronics, Inc. (A)	10,067	54,664
ePlus, Inc. (A)	2,181	223,792
Fabrinet (A)	6,176	633,102
FARO Technologies, Inc. (A)	3,098	203,879
Halma PLC	63,104	2,407,008
Hamamatsu Photonics KK	23,300	1,441,308
Hexagon AB, B Shares	327,463	5,065,195
Hirose Electric Company, Ltd.	5,375	893,251
Ibiden Company, Ltd.	17,600	968,093
Identiv, Inc. (A)	4,251	80,089

256

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
II-VI, Inc. (A)	46,053	$2,733,706
Insight Enterprises, Inc. (A)	5,689	512,465
IPG Photonics Corp. (A)	4,624	732,442
Itron, Inc. (A)	7,658	579,175
Jabil, Inc.	39,595	2,311,160
Keyence Corp.	32,300	19,278,933
Keysight Technologies, Inc. (A)	23,769	3,905,009
Kimball Electronics, Inc. (A)	4,344	111,945
Knowles Corp. (A)	14,948	280,126
Kyocera Corp.	53,363	3,335,790
Littelfuse, Inc.	6,684	1,826,537
Luna Innovations, Inc. (A)	6,316	60,002
Methode Electronics, Inc.	6,290	264,495
MicroVision, Inc. (A)(C)	27,823	307,444
Murata Manufacturing Company, Ltd.	95,439	8,441,813
Napco Security Technologies, Inc. (A)	2,592	111,663
National Instruments Corp.	36,107	1,416,478
nLight, Inc. (A)	7,448	209,959
Novanta, Inc. (A)	5,882	908,769
Omron Corp.	30,818	3,049,519
OSI Systems, Inc. (A)	2,806	266,009
PAR Technology Corp. (A)(C)	4,126	253,790
PC Connection, Inc.	1,716	75,555
Plexus Corp. (A)	4,635	414,415
Rogers Corp. (A)	3,112	580,326
Sanmina Corp. (A)	10,677	411,492
ScanSource, Inc. (A)	4,317	150,188
Shimadzu Corp.	39,392	1,729,945
SYNNEX Corp.	11,281	1,174,352
TDK Corp.	64,563	2,328,319
TE Connectivity, Ltd.	42,318	5,806,876
Teledyne Technologies, Inc. (A)	6,013	2,583,065
Trimble, Inc. (A)	32,464	2,670,164
TTM Technologies, Inc. (A)	17,399	218,705
Velodyne Lidar, Inc. (A)(C)	13,728	81,270
Venture Corp., Ltd.	46,000	604,609
Vishay Intertechnology, Inc.	58,231	1,169,861
Vishay Precision Group, Inc. (A)	2,395	83,274
Vontier Corp.	45,866	1,541,098
Yokogawa Electric Corp.	37,992	662,639
Zebra Technologies Corp., Class A (A)	6,890	3,551,244
		113,680,784
IT services – 3.4%
Accenture PLC, Class A	81,817	26,174,895
Adyen NV (A)(B)	3,285	9,182,763
Afterpay, Ltd. (A)	36,085	3,134,886
Akamai Technologies, Inc. (A)	21,008	2,197,227
Alliance Data Systems Corp.	13,510	1,363,024
Amadeus IT Group SA (A)	74,881	4,925,056
Atos SE	16,455	874,119
Automatic Data Processing, Inc.	54,586	10,912,833
Bechtle AG	13,613	931,061
BigCommerce Holdings, Inc., Series 1 (A)	8,258	418,185
Brightcove, Inc. (A)	7,687	88,708
Broadridge Financial Solutions, Inc.	14,988	2,497,600
Cantaloupe, Inc. (A)	10,720	115,562
Capgemini SE	26,652	5,527,003
Cass Information Systems, Inc.	2,618	109,563
Cognizant Technology Solutions Corp., Class A	67,813	5,032,403
Computershare, Ltd.	90,316	1,167,880
Concentrix Corp. (A)	11,626	2,057,802
Conduent, Inc. (A)	28,619	188,599
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
CSG Systems International, Inc.	5,471	$263,702
DigitalOcean Holdings, Inc. (A)(C)	8,337	647,201
DXC Technology Company (A)	32,501	1,092,359
Edenred	40,987	2,206,430
EVERTEC, Inc.	10,046	459,303
EVO Payments, Inc., Class A (A)	8,257	195,526
ExlService Holdings, Inc. (A)	5,450	671,004
Fidelity National Information Services, Inc.	79,695	9,697,288
Fiserv, Inc. (A)	76,894	8,342,999
FleetCor Technologies, Inc. (A)	10,658	2,784,616
Flywire Corp. (A)(C)	2,104	92,239
Fujitsu, Ltd.	32,723	5,913,391
Gartner, Inc. (A)	10,792	3,279,473
Genpact, Ltd.	46,896	2,228,029
Global Payments, Inc.	37,900	5,972,282
GMO Payment Gateway, Inc.	6,900	871,204
GreenSky, Inc., Class A (A)	12,707	142,064
Grid Dynamics Holdings, Inc. (A)	7,063	206,381
i3 Verticals, Inc., Class A (A)	3,961	95,896
IBM Corp.	115,644	16,066,421
International Money Express, Inc. (A)	5,941	99,215
Itochu Techno-Solutions Corp.	16,000	519,594
Jack Henry & Associates, Inc.	9,584	1,572,351
Limelight Networks, Inc. (A)	26,427	62,896
LiveRamp Holdings, Inc. (A)	29,598	1,397,914
Mastercard, Inc., Class A	112,397	39,078,189
MAXIMUS, Inc.	26,845	2,233,504
MoneyGram International, Inc. (A)	15,462	124,005
NEC Corp.	40,784	2,210,126
Nexi SpA (A)(B)	73,043	1,362,082
Nomura Research Institute, Ltd.	55,800	2,051,024
NTT Data Corp.	104,910	2,028,353
Obic Company, Ltd.	11,600	2,205,832
Otsuka Corp.	18,900	971,891
Paya Holdings, Inc. (A)	14,560	158,267
Paychex, Inc.	41,319	4,646,322
PayPal Holdings, Inc. (A)	151,603	39,448,617
Perficient, Inc. (A)	5,453	630,912
Rackspace Technology, Inc. (A)	9,552	135,829
Repay Holdings Corp. (A)	14,966	344,667
Sabre Corp. (A)	87,607	1,037,267
SCSK Corp.	26,100	552,035
The Hackett Group, Inc.	4,708	92,371
The Western Union Company	52,426	1,060,054
TIS, Inc.	37,200	1,015,340
TTEC Holdings, Inc.	3,070	287,137
Tucows, Inc., Class A (A)(C)	1,671	131,925
Unisys Corp. (A)	11,030	277,294
VeriSign, Inc. (A)	12,557	2,574,311
Verra Mobility Corp. (A)	22,746	342,782
Visa, Inc., Class A	217,741	48,501,808
WEX, Inc. (A)	12,163	2,142,391
Wix.com, Ltd. (A)	9,300	1,822,521
Worldline SA (A)(B)	39,493	3,010,394
		302,256,197
Semiconductors and semiconductor equipment – 4.4%
Advanced Micro Devices, Inc. (A)	156,498	16,103,644
Advantest Corp.	33,200	2,958,436
Alpha & Omega Semiconductor, Ltd. (A)	3,805	119,363
Ambarella, Inc. (A)	5,870	914,194
Amkor Technology, Inc.	44,160	1,101,792
Analog Devices, Inc.	69,400	11,623,112
Applied Materials, Inc.	117,922	15,180,099
ASM International NV	7,863	3,079,295

257

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
ASML Holding NV	69,728	$52,090,873
Atomera, Inc. (A)(C)	3,814	88,065
Axcelis Technologies, Inc. (A)	5,614	264,026
AXT, Inc. (A)	8,350	69,556
Broadcom, Inc.	52,932	25,668,315
Brooks Automation, Inc.	20,173	2,064,707
CEVA, Inc. (A)	3,899	166,370
Cirrus Logic, Inc. (A)	15,639	1,287,872
CMC Materials, Inc.	12,849	1,583,382
Cohu, Inc. (A)	8,231	262,898
Diodes, Inc. (A)	7,235	655,419
Disco Corp.	4,800	1,344,420
DSP Group, Inc. (A)	4,108	90,006
Enphase Energy, Inc. (A)	17,369	2,604,829
First Solar, Inc. (A)	26,847	2,562,815
FormFactor, Inc. (A)	13,084	488,426
Ichor Holdings, Ltd. (A)	4,715	193,739
Impinj, Inc. (A)	3,190	182,245
Infineon Technologies AG	217,068	8,877,684
Intel Corp.	523,437	27,888,723
KLA Corp.	19,706	6,591,854
Kopin Corp. (A)(C)	14,258	73,144
Kulicke & Soffa Industries, Inc.	10,229	596,146
Lam Research Corp.	18,386	10,464,392
Lasertec Corp.	12,500	2,845,719
Lattice Semiconductor Corp. (A)	59,740	3,862,191
MACOM Technology Solutions Holdings, Inc. (A)	8,192	531,415
MaxLinear, Inc. (A)	11,936	587,848
Meta Materials, Inc. (A)(C)	37,372	216,010
Microchip Technology, Inc.	35,357	5,426,946
Micron Technology, Inc.	145,246	10,309,561
MKS Instruments, Inc.	15,056	2,272,101
Monolithic Power Systems, Inc.	5,569	2,699,183
NeoPhotonics Corp. (A)	9,455	82,353
NVE Corp.	1,034	66,145
NVIDIA Corp.	321,519	66,605,876
NXP Semiconductors NV	34,208	6,700,321
Onto Innovation, Inc. (A)	8,180	591,005
PDF Solutions, Inc. (A)	5,377	123,886
Photronics, Inc. (A)	10,143	138,249
Power Integrations, Inc.	10,089	998,710
Qorvo, Inc. (A)	14,340	2,397,505
QUALCOMM, Inc.	145,535	18,771,104
Rambus, Inc. (A)	18,246	405,061
Renesas Electronics Corp. (A)	208,400	2,564,852
Rohm Company, Ltd.	14,542	1,371,348
Semtech Corp. (A)	28,463	2,219,260
Silicon Laboratories, Inc. (A)	18,429	2,583,009
SiTime Corp. (A)	2,187	446,520
Skyworks Solutions, Inc.	21,307	3,510,967
SMART Global Holdings, Inc. (A)	3,009	133,901
SolarEdge Technologies, Inc. (A)	14,192	3,764,002
STMicroelectronics NV	113,514	4,956,215
SUMCO Corp.	45,800	913,736
SunPower Corp. (A)(C)	13,521	306,656
Synaptics, Inc. (A)	15,461	2,778,806
Teradyne, Inc.	21,285	2,323,683
Texas Instruments, Inc.	119,113	22,894,710
Tokyo Electron, Ltd.	24,860	10,982,613
Ultra Clean Holdings, Inc. (A)	7,483	318,776
Universal Display Corp.	11,770	2,012,199
Veeco Instruments, Inc. (A)	8,511	189,029
Wolfspeed, Inc. (A)	31,352	2,531,047
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Xilinx, Inc.	31,928	$4,820,809
		394,493,168
Software – 6.1%
8x8, Inc. (A)	18,734	438,188
A10 Networks, Inc. (A)	10,266	138,386
ACI Worldwide, Inc. (A)	51,612	1,586,037
Adobe, Inc. (A)	61,465	35,386,630
Agilysys, Inc. (A)	3,417	178,914
Alarm.com Holdings, Inc. (A)	7,910	618,483
Altair Engineering, Inc., Class A (A)	7,777	536,146
American Software, Inc., Class A	5,537	131,504
ANSYS, Inc. (A)	11,257	3,832,446
Appfolio, Inc., Class A (A)	3,178	382,631
Appian Corp. (A)(C)	6,615	611,954
Asana, Inc., Class A (A)	12,406	1,288,239
Aspen Technology, Inc. (A)	18,439	2,264,309
Autodesk, Inc. (A)	28,386	8,094,836
Avaya Holdings Corp. (A)	14,032	277,693
AVEVA Group PLC	20,024	967,783
Benefitfocus, Inc. (A)	4,996	55,456
Blackbaud, Inc. (A)	19,522	1,373,373
Blackline, Inc. (A)	8,982	1,060,415
Bottomline Technologies DE, Inc. (A)	7,532	295,857
Box, Inc., Class A (A)	23,911	565,973
BTRS Holdings, Inc. (A)	11,174	118,891
Cadence Design Systems, Inc. (A)	35,710	5,407,922
CDK Global, Inc.	33,064	1,406,873
Cerence, Inc. (A)	16,660	1,601,193
Ceridian HCM Holding, Inc. (A)	17,402	1,959,813
ChannelAdvisor Corp. (A)	5,027	126,831
Check Point Software Technologies, Ltd. (A)	18,226	2,060,267
Citrix Systems, Inc.	16,028	1,720,926
Cleanspark, Inc. (A)(C)	6,107	70,780
Cloudera, Inc. (A)	38,923	621,600
CommVault Systems, Inc. (A)	20,122	1,515,388
Cornerstone OnDemand, Inc. (A)	10,519	602,318
Couchbase, Inc. (A)	1,670	51,954
CS Disco, Inc. (A)	2,191	105,037
CyberArk Software, Ltd. (A)	6,600	1,041,612
Dassault Systemes SE	110,295	5,804,331
Digimarc Corp. (A)(C)	2,422	83,414
Digital Turbine, Inc. (A)	38,992	2,680,700
Domo, Inc., Class B (A)	4,655	393,068
Ebix, Inc.	4,600	123,878
eGain Corp. (A)	3,659	37,322
Envestnet, Inc. (A)	23,926	1,919,822
EverCommerce, Inc. (A)(C)	2,903	47,870
Fair Isaac Corp. (A)	7,708	3,067,244
Fortinet, Inc. (A)	17,489	5,107,488
GTY Technology Holdings, Inc. (A)	5,567	41,864
Intapp, Inc. (A)	1,771	45,621
Intelligent Systems Corp. (A)	1,447	58,763
InterDigital, Inc.	5,167	350,426
Intuit, Inc.	35,256	19,020,965
j2 Global, Inc. (A)	20,314	2,775,299
JFrog, Ltd. (A)	9,059	303,477
LivePerson, Inc. (A)	10,891	642,024
Manhattan Associates, Inc. (A)	17,214	2,634,258
Marathon Digital Holdings, Inc. (A)(C)	16,075	507,649
MeridianLink, Inc. (A)	2,278	50,936
Microsoft Corp.	969,576	273,342,866
MicroStrategy, Inc., Class A (A)(C)	1,313	759,439
Mimecast, Ltd. (A)	26,829	1,706,324
Mitek Systems, Inc. (A)	7,333	135,661

258

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Model N, Inc. (A)	6,071	$203,379
Momentive Global, Inc. (A)	22,049	432,160
NCR Corp. (A)	35,677	1,382,841
Nemetschek SE	9,599	1,002,614
Nice, Ltd. (A)	10,492	2,970,934
NortonLifeLock, Inc.	74,996	1,897,399
ON24, Inc. (A)	4,791	95,533
OneSpan, Inc. (A)	6,334	118,953
Oracle Corp.	212,533	18,518,000
Oracle Corp. Japan	6,406	562,742
PagerDuty, Inc. (A)	13,673	566,336
Paycom Software, Inc. (A)	6,202	3,074,642
Paylocity Holding Corp. (A)	10,674	2,992,990
Ping Identity Holding Corp. (A)	8,459	207,838
Progress Software Corp.	7,293	358,743
PROS Holdings, Inc. (A)	6,945	246,409
PTC, Inc. (A)	13,630	1,632,738
Q2 Holdings, Inc. (A)	9,202	737,448
QAD, Inc., Class A	2,006	175,304
Qualys, Inc. (A)	14,788	1,645,757
Rapid7, Inc. (A)	9,318	1,053,120
Rekor Systems, Inc. (A)(C)	5,836	67,056
Rimini Street, Inc. (A)	7,656	73,880
Riot Blockchain, Inc. (A)(C)	14,215	365,326
Sailpoint Technologies Holdings, Inc. (A)	40,642	1,742,729
salesforce.com, Inc. (A)	125,347	33,996,613
SAP SE	173,570	23,471,719
Sapiens International Corp. NV	5,290	152,246
SecureWorks Corp., Class A (A)	2,011	39,979
ServiceNow, Inc. (A)	25,559	15,904,599
ShotSpotter, Inc. (A)	1,614	58,701
Sinch AB (A)(B)	84,085	1,630,576
Smith Micro Software, Inc. (A)	9,995	48,376
Sprout Social, Inc., Class A (A)	7,512	916,088
SPS Commerce, Inc. (A)	6,021	971,248
Sumo Logic, Inc. (A)	14,641	236,013
Synopsys, Inc. (A)	19,685	5,893,886
TeamViewer AG (A)(B)	26,737	782,206
Telos Corp. (A)	6,796	193,142
Temenos AG	11,101	1,506,256
Tenable Holdings, Inc. (A)	15,338	707,695
Teradata Corp. (A)	29,622	1,698,822
The Sage Group PLC	178,594	1,700,510
Trend Micro, Inc.	22,264	1,239,840
Tyler Technologies, Inc. (A)	5,270	2,417,086
Upland Software, Inc. (A)	4,985	166,698
Varonis Systems, Inc. (A)	17,775	1,081,609
Verint Systems, Inc. (A)	10,600	474,774
Veritone, Inc. (A)	4,990	119,211
VirnetX Holding Corp. (A)(C)	12,700	49,784
Vonage Holdings Corp. (A)	40,699	656,068
WiseTech Global, Ltd.	24,304	921,686
Workiva, Inc. (A)	7,179	1,011,952
Xero, Ltd. (A)	22,130	2,171,584
Xperi Holding Corp.	17,806	335,465
Yext, Inc. (A)	19,250	231,578
Zix Corp. (A)	10,586	74,843
Zuora, Inc., Class A (A)	18,999	315,003
		543,438,094
Technology hardware, storage and peripherals – 3.5%
3D Systems Corp. (A)	20,373	561,684
Apple, Inc.	2,026,096	286,692,532
Avid Technology, Inc. (A)	6,151	177,887
Brother Industries, Ltd.	39,236	863,397
Canon, Inc.	166,277	4,068,474
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Corsair Gaming, Inc. (A)(C)	4,539	$117,696
Diebold Nixdorf, Inc. (A)	12,795	129,357
Eastman Kodak Company (A)	8,827	60,112
FUJIFILM Holdings Corp.	59,838	5,166,996
Hewlett Packard Enterprise Company	168,492	2,401,011
HP, Inc.	154,986	4,240,417
Logitech International SA	28,774	2,559,939
NetApp, Inc.	28,903	2,594,333
Quantum Corp. (A)	11,787	61,057
Ricoh Company, Ltd.	111,477	1,140,661
Seagate Technology Holdings PLC	27,016	2,229,360
Seiko Epson Corp. (C)	46,547	939,783
Super Micro Computer, Inc. (A)	7,188	262,865
Turtle Beach Corp. (A)	2,781	77,367
Western Digital Corp. (A)	39,539	2,231,581
Xerox Holdings Corp.	37,316	752,664
		317,329,173
		1,730,353,832
Materials – 4.2%
Chemicals – 2.3%
AdvanSix, Inc. (A)	4,548	180,783
Air Liquide SA	78,747	12,612,124
Air Products & Chemicals, Inc.	28,561	7,314,758
Akzo Nobel NV	31,678	3,461,284
Albemarle Corp.	15,089	3,304,038
American Vanguard Corp.	5,847	87,997
Amyris, Inc. (A)	28,904	396,852
Arkema SA	10,204	1,345,569
Asahi Kasei Corp.	208,557	2,234,911
Ashland Global Holdings, Inc.	15,336	1,366,744
Avient Corp.	39,938	1,851,126
Balchem Corp.	5,315	771,047
BASF SE	152,667	11,573,719
Cabot Corp.	24,727	1,239,317
Celanese Corp.	14,336	2,159,575
CF Industries Holdings, Inc.	27,752	1,549,117
Chase Corp.	1,214	124,010
Chr. Hansen Holding A/S	17,533	1,429,507
Clariant AG (A)	35,864	673,178
Corteva, Inc.	94,726	3,986,070
Covestro AG (B)	32,113	2,188,526
Croda International PLC	23,191	2,657,158
Danimer Scientific, Inc. (A)(C)	11,296	184,577
Dow, Inc.	96,220	5,538,423
DuPont de Nemours, Inc.	67,485	4,588,305
Eastman Chemical Company	17,519	1,764,864
Ecolab, Inc.	32,113	6,699,414
Ecovyst, Inc.	8,774	102,305
EMS-Chemie Holding AG	1,166	1,101,663
Evonik Industries AG	34,856	1,092,986
Ferro Corp. (A)	13,511	274,814
FMC Corp.	16,605	1,520,354
FutureFuel Corp.	6,079	43,343
GCP Applied Technologies, Inc. (A)	8,443	185,071
Givaudan SA	1,535	6,998,202
Hawkins, Inc.	3,382	117,964
HB Fuller Company	8,602	555,345
ICL Group, Ltd.	117,397	855,516
Ingevity Corp. (A)	17,396	1,241,553
Innospec, Inc.	4,054	341,428
International Flavors & Fragrances, Inc.	32,135	4,297,092
Intrepid Potash, Inc. (A)	2,036	62,912
Johnson Matthey PLC	32,169	1,154,127
JSR Corp.	33,790	1,214,614
Kansai Paint Company, Ltd.	29,454	730,656

259

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Koninklijke DSM NV	29,053	$5,809,899
Koppers Holdings, Inc. (A)	3,799	118,757
Kraton Corp. (A)	5,341	243,763
LANXESS AG	13,809	933,273
Linde PLC	66,628	19,547,323
Livent Corp. (A)	27,294	630,764
LyondellBasell Industries NV, Class A	34,096	3,199,910
Minerals Technologies, Inc.	14,566	1,017,289
Mitsubishi Chemical Holdings Corp.	212,859	1,937,813
Mitsubishi Gas Chemical Company, Inc.	26,270	518,034
Mitsui Chemicals, Inc.	30,618	1,022,917
NewMarket Corp.	1,958	663,312
Nippon Paint Holdings Company, Ltd.	118,200	1,287,218
Nippon Sanso Holdings Corp.	25,157	630,461
Nissan Chemical Corp.	20,300	1,187,271
Nitto Denko Corp.	23,687	1,686,195
Novozymes A/S, B Shares	34,146	2,340,751
Olin Corp.	39,211	1,891,931
Orica, Ltd.	67,638	660,645
Orion Engineered Carbons SA (A)	10,327	188,261
PPG Industries, Inc.	30,624	4,379,538
PureCycle Technologies, Inc. (A)(C)	6,087	80,835
Quaker Chemical Corp.	2,243	533,206
Rayonier Advanced Materials, Inc. (A)	11,369	85,268
RPM International, Inc.	35,236	2,736,075
Sensient Technologies Corp.	18,391	1,675,052
Shin-Etsu Chemical Company, Ltd.	58,846	9,931,368
Sika AG	23,567	7,451,248
Solvay SA	12,319	1,528,141
Stepan Company	3,433	387,723
Sumitomo Chemical Company, Ltd.	247,644	1,285,334
Symrise AG	21,385	2,802,954
The Chemours Company	44,845	1,303,196
The Mosaic Company	44,603	1,593,219
The Scotts Miracle-Gro Company	11,060	1,618,742
The Sherwin-Williams Company	31,254	8,742,681
Toray Industries, Inc.	230,472	1,464,463
Tosoh Corp.	43,200	782,859
Tredegar Corp.	5,560	67,721
Trinseo SA	6,493	350,492
Tronox Holdings PLC, Class A	19,215	473,650
Umicore SA	32,765	1,938,364
Valvoline, Inc.	49,080	1,530,314
Yara International ASA	28,970	1,435,065
Zymergen, Inc. (A)(C)	3,576	47,096
		202,913,329
Construction materials – 0.2%
CRH PLC	130,276	6,148,356
Eagle Materials, Inc.	11,372	1,491,552
Forterra, Inc. (A)	5,018	118,224
HeidelbergCement AG	24,736	1,845,389
Holcim, Ltd. (A)	87,022	4,193,154
James Hardie Industries PLC, CHESS Depositary Interest	73,849	2,619,512
Martin Marietta Materials, Inc.	8,048	2,749,841
Summit Materials, Inc., Class A (A)	19,905	636,363
United States Lime & Minerals, Inc.	380	45,904
Vulcan Materials Company	17,118	2,895,681
		22,743,976
Containers and packaging – 0.3%
Amcor PLC	198,923	2,305,518
AptarGroup, Inc.	17,909	2,137,439
Avery Dennison Corp.	10,694	2,215,904
Ball Corp.	42,139	3,791,246
Greif, Inc., Class A	11,136	719,386
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Greif, Inc., Class B	1,195	$77,436
International Paper Company	50,426	2,819,822
Myers Industries, Inc.	6,312	123,526
O-I Glass, Inc. (A)	26,436	377,242
Packaging Corp. of America	12,256	1,684,465
Pactiv Evergreen, Inc.	7,348	91,997
Ranpak Holdings Corp. (A)	6,429	172,426
Sealed Air Corp.	19,338	1,059,529
Silgan Holdings, Inc.	22,783	873,956
Smurfit Kappa Group PLC	40,902	2,153,425
Sonoco Products Company	26,697	1,590,607
UFP Technologies, Inc. (A)	1,322	81,422
Westrock Company	34,449	1,716,594
		23,991,940
Metals and mining – 1.3%
1911 Gold Corp. (A)	3,149	790
Allegheny Technologies, Inc. (A)	21,486	357,312
Anglo American PLC	215,246	7,544,081
Antofagasta PLC	65,547	1,191,171
ArcelorMittal SA	119,150	3,647,492
Arconic Corp. (A)	18,536	584,625
BHP Group PLC	351,064	8,844,827
BHP Group, Ltd. (C)	489,654	13,077,601
BlueScope Steel, Ltd.	83,742	1,213,387
Boliden AB	45,463	1,455,745
Carpenter Technology Corp.	8,082	264,605
Century Aluminum Company (A)	8,913	119,880
Cleveland-Cliffs, Inc. (A)	123,474	2,446,020
Coeur Mining, Inc. (A)	44,140	272,344
Commercial Metals Company	52,593	1,601,983
Compass Minerals International, Inc.	14,914	960,462
Constellium SE (A)	20,537	385,685
Evolution Mining, Ltd.	301,281	761,794
Evraz PLC	84,861	673,287
Fortescue Metals Group, Ltd.	281,478	2,998,305
Freeport-McMoRan, Inc.	189,410	6,161,507
Gatos Silver, Inc. (A)	8,253	95,982
Glencore PLC (A)	1,661,056	7,813,780
Haynes International, Inc.	2,289	85,265
Hecla Mining Company	89,924	494,582
Hitachi Metals, Ltd. (A)	35,664	688,721
JFE Holdings, Inc.	81,733	1,225,690
Kaiser Aluminum Corp.	2,641	287,763
Materion Corp.	3,385	232,346
MP Materials Corp. (A)(C)	12,211	393,561
Newcrest Mining, Ltd.	135,848	2,252,049
Newmont Corp.	103,104	5,598,547
Nippon Steel Corp.	142,200	2,557,605
Norsk Hydro ASA	223,538	1,668,486
Northern Star Resources, Ltd.	183,716	1,125,196
Novagold Resources, Inc. (A)	40,561	279,060
Nucor Corp.	37,893	3,732,082
Reliance Steel & Aluminum Company	17,237	2,454,894
Rio Tinto PLC	186,659	12,235,895
Rio Tinto, Ltd.	61,703	4,392,697
Royal Gold, Inc.	17,813	1,700,963
Ryerson Holding Corp.	2,862	63,737
Schnitzer Steel Industries, Inc., Class A	4,335	189,916
South32, Ltd.	784,359	1,946,413
Steel Dynamics, Inc.	52,649	3,078,914
Sumitomo Metal Mining Company, Ltd.	41,107	1,486,453
SunCoke Energy, Inc.	14,570	91,500
TimkenSteel Corp. (A)	7,976	104,326
U.S. Steel Corp.	73,344	1,611,368
voestalpine AG	19,290	712,547

260

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Warrior Met Coal, Inc.	8,578	$199,610
Worthington Industries, Inc.	14,521	765,257
		114,128,108
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	2,955	113,265
Domtar Corp. (A)	8,254	450,173
Glatfelter Corp.	7,783	109,740
Louisiana-Pacific Corp.	25,855	1,586,721
Mondi PLC	80,708	1,977,829
Neenah, Inc.	2,993	139,504
Oji Holdings Corp.	134,938	679,915
Schweitzer-Mauduit International, Inc.	5,313	184,149
Stora Enso OYJ, R Shares	96,697	1,610,626
Svenska Cellulosa AB SCA, B Shares	100,706	1,560,748
UPM-Kymmene OYJ	88,716	3,140,032
Verso Corp., Class A	4,845	100,534
		11,653,236
		375,430,589
Real estate – 3.3%
Equity real estate investment trusts – 2.7%
Acadia Realty Trust	14,795	301,966
Agree Realty Corp.	10,935	724,225
Alexander & Baldwin, Inc.	12,077	283,085
Alexander's, Inc.	364	94,866
Alexandria Real Estate Equities, Inc.	17,889	3,418,051
American Assets Trust, Inc.	8,337	311,971
American Campus Communities, Inc.	37,770	1,829,957
American Finance Trust, Inc.	20,788	167,136
American Tower Corp.	58,722	15,585,406
Apartment Income REIT Corp.	42,618	2,080,185
Apartment Investment and Management Company, Class A	25,626	175,538
Apple Hospitality REIT, Inc.	35,576	559,610
Armada Hoffler Properties, Inc.	10,977	146,762
Ascendas Real Estate Investment Trust	553,678	1,220,401
Ashford Hospitality Trust, Inc. (A)	3,478	51,196
AvalonBay Communities, Inc.	18,014	3,992,623
Boston Properties, Inc.	18,336	1,986,706
Braemar Hotels & Resorts, Inc. (A)	11,031	53,500
Brandywine Realty Trust	28,017	375,988
Brixmor Property Group, Inc.	80,635	1,782,840
Broadstone Net Lease, Inc.	25,736	638,510
BRT Apartments Corp.	2,154	41,529
Camden Property Trust	27,308	4,027,111
CapitaLand Integrated Commercial Trust	821,330	1,223,008
CareTrust REIT, Inc.	16,374	332,720
CatchMark Timber Trust, Inc., Class A	9,831	116,694
Centerspace	2,323	219,524
Chatham Lodging Trust (A)	8,658	106,061
City Office REIT, Inc.	7,822	139,701
Columbia Property Trust, Inc.	19,196	365,108
Community Healthcare Trust, Inc.	3,965	179,178
CorePoint Lodging, Inc. (A)	7,046	109,213
CoreSite Realty Corp.	12,002	1,662,757
Corporate Office Properties Trust	48,873	1,318,594
Cousins Properties, Inc.	40,371	1,505,435
Covivio	8,646	726,585
Crown Castle International Corp.	55,762	9,664,670
CTO Realty Growth, Inc.	1,404	75,479
CyrusOne, Inc.	33,673	2,606,627
Daiwa House REIT Investment Corp.	329	966,160
Dexus	178,779	1,375,988
DiamondRock Hospitality Company (A)	35,901	339,264
Digital Realty Trust, Inc.	36,460	5,266,647
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
DigitalBridge Group, Inc. (A)	81,924	$494,002
Diversified Healthcare Trust	42,153	142,899
Douglas Emmett, Inc.	47,644	1,506,027
Duke Realty Corp.	48,814	2,336,726
Easterly Government Properties, Inc.	14,012	289,488
EastGroup Properties, Inc.	17,403	2,899,862
Empire State Realty Trust, Inc., Class A	24,364	244,371
EPR Properties	20,311	1,002,957
Equinix, Inc.	11,580	9,149,705
Equity Commonwealth (A)	18,022	468,212
Equity Residential	43,965	3,557,648
Essential Properties Realty Trust, Inc.	19,569	546,366
Essex Property Trust, Inc.	8,391	2,682,938
Extra Space Storage, Inc.	17,264	2,900,179
Farmland Partners, Inc.	5,722	68,607
Federal Realty Investment Trust	9,030	1,065,450
First Industrial Realty Trust, Inc.	35,061	1,825,977
Four Corners Property Trust, Inc.	12,551	337,120
Franklin Street Properties Corp.	20,380	94,563
Gecina SA	7,632	1,026,781
Getty Realty Corp.	6,286	184,243
Gladstone Commercial Corp.	6,625	139,324
Gladstone Land Corp.	5,151	117,288
Global Medical REIT, Inc.	10,526	154,732
Global Net Lease, Inc.	17,204	275,608
GLP J-REIT	686	1,126,450
Goodman Group	276,368	4,252,493
Healthcare Realty Trust, Inc.	63,195	1,881,947
Healthpeak Properties, Inc.	69,538	2,328,132
Hersha Hospitality Trust (A)	6,927	64,629
Highwoods Properties, Inc.	28,295	1,241,019
Host Hotels & Resorts, Inc. (A)	92,117	1,504,271
Hudson Pacific Properties, Inc.	41,400	1,087,578
Independence Realty Trust, Inc.	16,982	345,584
Indus Realty Trust, Inc.	970	67,997
Industrial Logistics Properties Trust	10,510	267,059
Innovative Industrial Properties, Inc.	3,973	918,438
Iron Mountain, Inc.	37,346	1,622,684
iStar, Inc.	11,619	291,405
Japan Metropolitan Fund Invest	1,162	1,115,759
Japan Real Estate Investment Corp.	207	1,241,636
JBG SMITH Properties	31,525	933,455
Kilroy Realty Corp.	28,457	1,884,138
Kimco Realty Corp.	79,156	1,642,487
Kite Realty Group Trust	13,978	284,592
Klepierre SA (A)	34,306	767,202
Lamar Advertising Company, Class A	23,558	2,672,655
Land Securities Group PLC	117,085	1,091,270
Lexington Realty Trust	44,589	568,510
Life Storage, Inc.	21,264	2,439,831
Link REIT	346,006	2,962,968
LTC Properties, Inc.	6,607	209,376
Mack-Cali Realty Corp. (A)	14,895	255,002
Mapletree Commercial Trust	358,700	543,600
Mapletree Logistics Trust	498,400	745,075
Medical Properties Trust, Inc.	161,742	3,246,162
Mid-America Apartment Communities, Inc.	14,969	2,795,461
Mirvac Group	654,496	1,388,357
Monmouth Real Estate Investment Corp.	15,728	293,327
National Health Investors, Inc.	7,246	387,661
National Retail Properties, Inc.	47,678	2,059,213
National Storage Affiliates Trust	35,575	1,878,004
NETSTREIT Corp.	6,719	158,904
NexPoint Residential Trust, Inc.	3,611	223,449

261

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Nippon Building Fund, Inc.	247	$1,604,703
Nippon Prologis REIT, Inc.	343	1,146,323
Nomura Real Estate Master Fund, Inc.	705	1,014,687
Office Properties Income Trust	8,480	214,798
Omega Healthcare Investors, Inc.	64,859	1,943,176
One Liberty Properties, Inc.	3,083	94,001
Orix JREIT, Inc.	436	758,801
Outfront Media, Inc.	24,561	618,937
Paramount Group, Inc.	31,119	279,760
Park Hotels & Resorts, Inc. (A)	64,211	1,228,999
Pebblebrook Hotel Trust	57,555	1,289,808
Phillips Edison & Company, Inc.	3,392	104,168
Physicians Realty Trust	94,233	1,660,385
Piedmont Office Realty Trust, Inc., Class A	20,558	358,326
Plymouth Industrial REIT, Inc.	5,238	119,165
Postal Realty Trust, Inc., Class A	3,054	56,927
PotlatchDeltic Corp.	29,253	1,508,870
Preferred Apartment Communities, Inc.	9,306	113,812
Prologis, Inc.	95,379	11,963,388
PS Business Parks, Inc.	8,626	1,352,039
Public Storage	19,669	5,843,660
Rayonier, Inc.	38,372	1,369,113
Realty Income Corp.	50,240	3,258,566
Regency Centers Corp.	19,726	1,328,152
Retail Opportunity Investments Corp.	19,935	347,268
Retail Properties of America, Inc., Class A	36,059	464,440
Retail Value, Inc.	3,222	84,835
Rexford Industrial Realty, Inc.	37,399	2,122,393
RLJ Lodging Trust	28,017	416,333
RPT Realty	13,844	176,649
Ryman Hospitality Properties, Inc. (A)	9,028	755,644
Sabra Health Care REIT, Inc.	97,111	1,429,474
Safehold, Inc.	2,879	206,971
Saul Centers, Inc.	2,112	93,055
SBA Communications Corp.	14,134	4,672,276
Scentre Group	862,737	1,836,217
Segro PLC	199,489	3,204,558
Seritage Growth Properties, Class A (A)	6,726	99,747
Service Properties Trust	28,283	317,052
Simon Property Group, Inc.	42,398	5,510,468
SITE Centers Corp.	28,890	446,062
SL Green Realty Corp.	18,235	1,291,767
Spirit Realty Capital, Inc.	32,339	1,488,888
STAG Industrial, Inc.	27,000	1,059,750
Stockland	396,792	1,258,294
STORE Capital Corp.	66,391	2,126,504
Summit Hotel Properties, Inc. (A)	18,252	175,767
Sunstone Hotel Investors, Inc. (A)	36,654	437,649
Tanger Factory Outlet Centers, Inc.	17,208	280,490
Terreno Realty Corp.	11,245	711,021
The British Land Company PLC	146,338	971,044
The GEO Group, Inc.	20,416	152,508
The GPT Group	319,423	1,150,530
The Macerich Company	93,750	1,566,563
UDR, Inc.	36,001	1,907,333
UMH Properties, Inc.	7,247	165,956
Unibail-Rodamco-Westfield (A)	20,719	1,524,931
United Urban Investment Corp.	492	664,972
Uniti Group, Inc.	32,928	407,319
Universal Health Realty Income Trust	2,426	134,085
Urban Edge Properties	49,370	903,965
Urstadt Biddle Properties, Inc., Class A	5,535	104,778
Ventas, Inc.	51,464	2,841,327
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Vicinity Centres	643,177	$760,385
Vornado Realty Trust	20,514	861,793
Washington Real Estate Investment Trust	14,117	349,396
Welltower, Inc.	54,520	4,492,448
Weyerhaeuser Company	96,738	3,440,971
Whitestone REIT	8,282	80,998
Xenia Hotels & Resorts, Inc. (A)	19,325	342,826
		243,515,692
Real estate management and development – 0.6%
Aroundtown SA	166,063	1,143,992
Azrieli Group, Ltd.	7,054	634,993
CapitaLand Investment, Ltd. (A)	438,584	1,098,237
CBRE Group, Inc., Class A (A)	43,317	4,217,343
City Developments, Ltd.	68,013	344,218
CK Asset Holdings, Ltd.	333,562	1,924,578
Cushman & Wakefield PLC (A)	23,259	432,850
Daito Trust Construction Company, Ltd.	10,911	1,279,945
Daiwa House Industry Company, Ltd.	94,166	3,139,024
Deutsche Wohnen SE	56,825	3,474,539
ESR Cayman, Ltd. (A)(B)	330,600	997,784
eXp World Holdings, Inc.	10,667	424,227
Fastighets AB Balder, B Shares (A)	17,480	1,050,489
Forestar Group, Inc. (A)	3,276	61,032
FRP Holdings, Inc. (A)	1,232	68,893
Hang Lung Properties, Ltd.	336,313	766,475
Henderson Land Development Company, Ltd.	241,709	922,946
Hongkong Land Holdings, Ltd.	193,934	926,360
Hulic Company, Ltd.	44,769	498,570
Jones Lang LaSalle, Inc. (A)	13,766	3,415,207
Kennedy-Wilson Holdings, Inc.	19,957	417,500
LEG Immobilien SE	11,984	1,692,786
Lendlease Corp., Ltd.	114,456	879,992
Marcus & Millichap, Inc. (A)	3,890	158,012
Mitsubishi Estate Company, Ltd.	196,624	3,130,805
Mitsui Fudosan Company, Ltd.	152,426	3,620,861
New World Development Company, Ltd.	253,392	1,030,610
Newmark Group, Inc., Class A	25,111	359,338
Nomura Real Estate Holdings, Inc.	19,663	511,209
Rafael Holdings, Inc., Class B (A)(C)	1,793	55,099
RE/MAX Holdings, Inc., Class A	3,335	103,919
Realogy Holdings Corp. (A)	19,091	334,856
Redfin Corp. (A)	17,164	859,916
Sino Land Company, Ltd.	553,722	744,923
Sumitomo Realty & Development Company, Ltd.	51,483	1,881,762
Sun Hung Kai Properties, Ltd.	216,814	2,707,213
Swire Pacific, Ltd., Class A	82,518	488,262
Swire Properties, Ltd.	194,487	485,871
Swiss Prime Site AG	12,628	1,233,515
Tejon Ranch Company (A)	3,868	68,696
The RMR Group, Inc., Class A	2,872	96,068
The St. Joe Company	5,579	234,876
UOL Group, Ltd.	77,170	388,054
Vonovia SE	90,837	5,451,480
Wharf Real Estate Investment Company, Ltd.	277,346	1,424,973
		55,182,298
		298,697,990
Utilities – 2.7%
Electric utilities – 1.5%
ALLETE, Inc.	22,814	1,357,889
Alliant Energy Corp.	32,288	1,807,482
American Electric Power Company, Inc.	64,543	5,239,601

262

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
AusNet Services, Ltd.	315,922	$571,838
Chubu Electric Power Company, Inc.	107,129	1,266,129
CK Infrastructure Holdings, Ltd.	110,343	615,453
CLP Holdings, Ltd.	272,834	2,626,960
Duke Energy Corp.	99,261	9,686,881
Edison International	48,990	2,717,475
EDP - Energias de Portugal SA	461,416	2,424,233
Electricite de France SA	77,290	971,237
Elia Group SA/NV	5,135	613,634
Endesa SA	52,795	1,064,743
Enel SpA	1,351,907	10,376,180
Entergy Corp.	25,927	2,574,810
Evergy, Inc.	29,584	1,840,125
Eversource Energy	44,337	3,624,993
Exelon Corp.	126,161	6,098,623
FirstEnergy Corp.	70,211	2,500,916
Fortum OYJ	73,825	2,241,776
Hawaiian Electric Industries, Inc.	29,680	1,211,834
HK Electric Investments & HK Electric Investments, Ltd.	440,500	437,085
Iberdrola SA	984,134	9,900,809
IDACORP, Inc.	13,716	1,417,960
Mercury NZ, Ltd.	113,219	506,361
MGE Energy, Inc.	6,129	450,482
NextEra Energy, Inc.	253,107	19,873,962
NRG Energy, Inc.	31,581	1,289,452
OGE Energy Corp.	54,350	1,791,376
Origin Energy, Ltd.	292,749	982,172
Orsted A/S (B)	31,444	4,144,776
Otter Tail Corp.	6,905	386,473
Pinnacle West Capital Corp.	14,552	1,052,983
PNM Resources, Inc.	37,405	1,850,799
Portland General Electric Company	14,770	694,042
Power Assets Holdings, Ltd.	230,736	1,352,596
PPL Corp.	99,295	2,768,345
Red Electrica Corp. SA	71,950	1,443,480
SSE PLC	173,383	3,650,601
Terna - Rete Elettrica Nazionale	233,867	1,659,708
The Kansai Electric Power Company, Inc.	117,024	1,133,983
The Southern Company	136,611	8,465,784
Tohoku Electric Power Company, Inc.	71,065	522,411
Tokyo Electric Power Company Holdings, Inc. (A)	253,728	722,437
Verbund AG	11,318	1,144,644
Xcel Energy, Inc.	69,470	4,341,875
		133,417,408
Gas utilities – 0.3%
APA Group	196,120	1,221,591
Atmos Energy Corp.	16,875	1,488,375
Brookfield Infrastructure Corp., Class A	9,074	543,351
Chesapeake Utilities Corp.	2,831	339,862
Enagas SA	41,371	919,434
Hong Kong & China Gas Company, Ltd.	1,861,022	2,811,807
National Fuel Gas Company	24,757	1,300,238
Naturgy Energy Group SA	48,350	1,217,015
New Jersey Resources Corp.	42,393	1,475,700
Northwest Natural Holding Company	5,430	249,726
ONE Gas, Inc.	23,218	1,471,325
Osaka Gas Company, Ltd.	62,375	1,139,782
Snam SpA	335,181	1,854,183
South Jersey Industries, Inc.	17,495	371,944
Southwest Gas Holdings, Inc.	25,472	1,703,567
Spire, Inc.	22,462	1,374,225
Toho Gas Company, Ltd.	12,284	534,279
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
Tokyo Gas Company, Ltd.	62,496	$1,162,881
UGI Corp.	56,773	2,419,665
		23,598,950
Independent power and renewable electricity producers – 0.1%
Clearway Energy, Inc., Class A	5,914	166,775
Clearway Energy, Inc., Class C	13,712	415,062
EDP Renovaveis SA	47,899	1,189,025
Meridian Energy, Ltd.	212,934	720,095
Ormat Technologies, Inc.	7,481	498,309
Sunnova Energy International, Inc. (A)	14,496	477,498
The AES Corp.	85,973	1,962,764
Uniper SE	15,208	633,102
		6,062,630
Multi-utilities – 0.7%
AGL Energy, Ltd.	103,563	427,682
Ameren Corp.	33,177	2,687,337
Avista Corp.	11,672	456,609
Black Hills Corp.	27,599	1,732,113
CenterPoint Energy, Inc.	76,495	1,881,777
CMS Energy Corp.	37,371	2,232,170
Consolidated Edison, Inc.	45,594	3,309,668
Dominion Energy, Inc.	104,312	7,616,862
DTE Energy Company	24,998	2,792,527
E.ON SE	373,180	4,554,922
Engie SA	303,592	3,971,953
MDU Resources Group, Inc.	54,963	1,630,752
National Grid PLC	590,938	7,041,449
NiSource, Inc.	50,628	1,226,716
NorthWestern Corp.	22,521	1,290,453
Public Service Enterprise Group, Inc.	65,230	3,972,507
RWE AG	106,781	3,765,992
Sempra Energy	41,200	5,211,800
Suez SA	58,449	1,332,147
Unitil Corp.	2,845	121,709
Veolia Environnement SA	91,521	2,796,496
WEC Energy Group, Inc.	40,698	3,589,564
		63,643,205
Water utilities – 0.1%
American States Water Company	5,978	511,239
American Water Works Company, Inc.	23,417	3,958,410
Artesian Resources Corp., Class A	2,377	90,730
California Water Service Group	8,488	500,198
Essential Utilities, Inc.	60,722	2,798,070
Global Water Resources, Inc.	2,121	39,705
Middlesex Water Company	2,876	295,595
Pure Cycle Corp. (A)	4,734	63,010
Severn Trent PLC	41,521	1,453,613
SJW Group	4,710	311,143
The York Water Company	2,568	112,170
United Utilities Group PLC	113,343	1,475,198
		11,609,081
		238,331,274
TOTAL COMMON STOCKS (Cost $4,352,366,725)		$8,602,235,107
PREFERRED SECURITIES – 0.2%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	9,589	727,385
Porsche Automobil Holding SE	25,452	2,516,955
Volkswagen AG	30,848	6,876,098
		10,120,438
Consumer staples – 0.0%

263

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Household products – 0.0%
Henkel AG & Company KGaA	29,614	$2,739,547
Health care – 0.1%
Health care equipment and supplies – 0.1%
Sartorius AG	4,356	2,773,067
Materials – 0.0%
Chemicals – 0.0%
Fuchs Petrolub SE	11,554	540,005
TOTAL PREFERRED SECURITIES (Cost $10,318,915)		$16,173,057
RIGHTS – 0.0%
Deutsche Lufthansa AG (Expiration Date: 10-6-21; Strike Price: EUR 3.58) (A)(C)	49,678	117,966
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(E)	54,671	39,363
Transurban Group (Expiration Date: 10-8-21; Strike Price: AUD 13.00) (A)	50,569	38,387
Veolia Environnement SA (Expiration Date: 10-4-21; Strike Price: EUR 22.70) (A)(C)	91,521	75,926
TOTAL RIGHTS (Cost $191,208)		$271,642
WARRANTS – 0.0%
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	200,486	94,655
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	480	2,803
Whiting Petroleum Corp., Class A (Expiration Date: 9-1-24; Strike Price: $73.44) (A)	917	6,557
Whiting Petroleum Corp., Class B (Expiration Date: 9-1-25; Strike Price: $83.45) (A)	458	3,307
TOTAL WARRANTS (Cost $15,655)		$107,322
SHORT-TERM INVESTMENTS – 3.9%
U.S. Government – 3.0%
U.S. Cash Management Bill 0.060%, 10/15/2021 *	$67,000,000	66,998,828
U.S. Treasury Bill
0.046%, 10/19/2021 *	80,000,000	79,997,150
0.050%, 10/28/2021 *	42,000,000	41,997,913
0.050%, 11/02/2021 *	17,000,000	16,999,117
0.051%, 10/12/2021 *	60,400,000	60,399,470
		266,392,478
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds – 0.6%
John Hancock Collateral Trust, 0.0303% (F)(G)	5,481,826	$54,852,249
Repurchase agreement – 0.3%
Repurchase Agreement with State Street Corp. dated 9-30-21 at 0.000% to be repurchased at $30,755,000 on 10-1-21, collateralized by $22,633,300 U.S. Treasury Notes, 0.125% - 2.125% due 12-31-22 to 1-31-23 (valued at $22,796,990) and $7,438,500 U.S. Treasury Inflation Indexed Notes, 0.625% due 4-15-23 (valued at $8,573,409)	$30,755,000	30,755,000
TOTAL SHORT-TERM INVESTMENTS (Cost $352,001,810)		$351,999,727
Total Investments (Strategic Equity Allocation Trust) (Cost $4,714,894,313) – 100.0%		$8,970,786,855
Other assets and liabilities, net – (0.0%)		(3,218,132)
TOTAL NET ASSETS – 100.0%		$8,967,568,723
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $72,462,878. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $24,687,587 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 9-30-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	998	Long	Dec 2021	$117,955,070	$113,123,300	$(4,831,770)
Russell 2000 E-Mini Index Futures	223	Long	Dec 2021	24,951,328	24,538,920	(412,408)
S&P 500 Index E-Mini Futures	846	Long	Dec 2021	188,103,825	181,794,825	(6,309,000)
S&P Mid 400 Index E-Mini Futures	98	Long	Dec 2021	26,507,698	25,805,360	(702,338)
						$(12,255,516)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
264

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 4.6%
U.S. Government – 4.6%
U.S. Treasury Bonds
2.000%, 02/15/2050		$1,800,000	$1,768,359
2.750%, 11/15/2042		995,000	1,118,870
3.000%, 02/15/2049		5,975,000	7,142,437
4.375%, 02/15/2038		3,135,000	4,291,154
U.S. Treasury Inflation Protected Securities 0.125%, 01/15/2030		1,596,700	1,754,062
U.S. Treasury Notes
0.250%, 06/30/2025		100,000	98,219
0.375%, 11/30/2025		900,000	882,809
2.000%, 11/15/2026		1,390,000	1,458,414
2.375%, 02/29/2024 to 04/30/2026		1,400,000	1,470,091
2.625%, 02/15/2029		935,000	1,019,442
			21,003,857
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $19,212,232)			$21,003,857
FOREIGN GOVERNMENT OBLIGATIONS – 19.2%
Australia – 1.0%
Commonwealth of Australia
0.250%, 11/21/2024	AUD	2,210,000	1,594,881
0.500%, 09/21/2026		775,000	552,817
2.250%, 11/21/2022		415,000	307,523
New South Wales Treasury Corp. 1.000%, 02/08/2024		2,100,000	1,542,889
Queensland Treasury Corp. 4.250%, 07/21/2023 (A)		860,000	666,657
			4,664,767
Austria – 0.2%
Republic of Austria 0.500%, 02/20/2029 (A)	EUR	755,000	918,515
Brazil – 0.9%
Federative Republic of Brazil 10.000%, 01/01/2023 to 01/01/2025	BRL	20,880,000	3,927,613
Canada – 2.9%
Canada Housing Trust No. 1
1.250%, 06/15/2026 (A)	CAD	1,425,000	1,124,272
1.950%, 12/15/2025 (A)		1,675,000	1,364,161
Government of Canada 1.500%, 09/01/2024		885,000	713,667
Province of Ontario
1.350%, 12/02/2030		7,665,000	5,703,907
2.900%, 06/02/2028		1,185,000	1,006,876
3.450%, 06/02/2045		1,060,000	941,790
Province of Quebec
0.200%, 04/07/2025	EUR	875,000	1,031,496
1.500%, 12/15/2023	GBP	497,000	683,299
3.000%, 09/01/2023	CAD	650,000	536,412
			13,105,880
China – 0.9%
People's Republic of China
1.990%, 04/09/2025	CNY	12,420,000	1,877,881
2.880%, 11/05/2023		14,670,000	2,284,461
			4,162,342
Colombia – 1.0%
Republic of Colombia
3.250%, 04/22/2032		$955,000	890,557
4.500%, 03/15/2029		235,000	247,667
5.625%, 02/26/2044		235,000	245,079
6.250%, 11/26/2025	COP	3,780,000,000	994,188
7.500%, 08/26/2026		3,905,000,000	1,062,179
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia (continued)
Republic of Colombia (continued)
10.000%, 07/24/2024	COP	3,354,500,000	$983,137
			4,422,807
Greece – 0.8%
Republic of Greece
1.500%, 06/18/2030 (A)	EUR	1,020,000	1,256,396
2.000%, 04/22/2027 (A)		779,000	994,767
4.200%, 01/30/2042		685,000	1,235,272
			3,486,435
India – 0.1%
Republic of India
6.450%, 10/07/2029	INR	33,000,000	450,070
7.270%, 04/08/2026		15,300,000	218,532
			668,602
Indonesia – 3.0%
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/2027 (A)		$940,000	1,048,955
Republic of Indonesia
1.100%, 03/12/2033	EUR	261,000	292,730
2.150%, 07/18/2024 (A)		740,000	901,188
2.625%, 06/14/2023 (A)		850,000	1,025,457
3.050%, 03/12/2051		$545,000	514,851
3.850%, 10/15/2030		405,000	451,628
6.500%, 06/15/2025	IDR	27,798,000,000	2,039,513
6.625%, 05/15/2033		6,431,000,000	451,059
7.000%, 09/15/2030		23,300,000,000	1,706,903
7.500%, 08/15/2032 to 05/15/2038		11,864,000,000	871,291
8.125%, 05/15/2024		3,514,000,000	267,739
8.250%, 05/15/2029		4,891,000,000	384,787
8.375%, 03/15/2024 to 09/15/2026		17,952,000,000	1,407,785
8.750%, 05/15/2031		17,423,000,000	1,424,640
9.000%, 03/15/2029		6,709,000,000	547,384
			13,335,910
Ireland – 0.3%
Republic of Ireland 3.400%, 03/18/2024	EUR	1,047,000	1,332,402
Italy – 0.6%
Republic of Italy
1.250%, 02/17/2026		$742,000	730,557
1.850%, 07/01/2025 (A)	EUR	1,710,000	2,123,088
			2,853,645
Japan – 0.9%
Government of Japan 0.100%, 06/20/2025	JPY	447,900,000	4,055,550
Malaysia – 1.1%
Government of Malaysia
3.733%, 06/15/2028	MYR	1,930,000	473,484
3.828%, 07/05/2034		1,965,000	464,578
3.844%, 04/15/2033		4,313,000	1,033,449
3.882%, 03/14/2025		2,835,000	706,407
3.899%, 11/16/2027		3,370,000	836,407
3.900%, 11/30/2026		1,805,000	450,915
4.059%, 09/30/2024		3,895,000	971,619
			4,936,859
Mexico – 1.3%
Government of Mexico
5.750%, 03/05/2026	MXN	24,110,000	1,113,792
6.750%, 03/09/2023		21,840,000	1,069,807
7.500%, 06/03/2027		44,140,000	2,172,390
7.750%, 05/29/2031		32,570,000	1,617,699
			5,973,688

265

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
New Zealand – 0.1%
Dominion of New Zealand 5.500%, 04/15/2023	NZD	460,000	$339,155
Norway – 0.8%
Kingdom of Norway 2.000%, 05/24/2023 (A)	NOK	30,260,000	3,527,042
Philippines – 0.6%
Republic of the Philippines
0.875%, 05/17/2027	EUR	1,465,000	1,731,780
6.250%, 01/14/2036	PHP	43,000,000	1,001,171
			2,732,951
Portugal – 0.6%
Republic of Portugal
0.475%, 10/18/2030 (A)	EUR	1,905,000	2,262,873
0.700%, 10/15/2027 (A)		435,000	531,614
			2,794,487
Qatar – 0.3%
State of Qatar
4.000%, 03/14/2029 (A)		$475,000	539,719
4.817%, 03/14/2049 (A)		710,000	912,080
			1,451,799
Singapore – 0.4%
Republic of Singapore
1.750%, 04/01/2022	SGD	1,485,000	1,100,899
2.375%, 06/01/2025		650,000	506,567
			1,607,466
Spain – 0.5%
Kingdom of Spain
0.250%, 07/30/2024 (A)	EUR	875,000	1,034,345
0.800%, 07/30/2027 (A)		865,000	1,054,536
			2,088,881
Sweden – 0.2%
Kingdom of Sweden 0.125%, 04/24/2023 (A)		955,000	1,117,712
United Arab Emirates – 0.5%
Government of Abu Dhabi
1.700%, 03/02/2031 (A)		$925,000	892,810
3.125%, 04/16/2030 (A)		730,000	792,269
3.875%, 04/16/2050 (A)		475,000	542,303
			2,227,382
United Kingdom – 0.2%
Government of United Kingdom 0.500%, 07/22/2022	GBP	800,000	1,080,950
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $88,395,373)			$86,812,840
CORPORATE BONDS – 55.1%
Communication services – 7.3%
ANGI Group LLC 3.875%, 08/15/2028 (A)		$660,000	656,700
Cable One, Inc. 4.000%, 11/15/2030 (A)		460,000	458,275
CCO Holdings LLC
4.250%, 02/01/2031 (A)		165,000	167,863
4.500%, 08/15/2030 to 06/01/2033 (A)		1,245,000	1,277,351
4.750%, 03/01/2030 (A)		1,030,000	1,076,839
5.125%, 05/01/2027 (A)		1,245,000	1,296,431
Cellnex Telecom SA 1.875%, 06/26/2029	EUR	500,000	586,488
Charter Communications Operating LLC
2.800%, 04/01/2031		$230,000	230,520
5.125%, 07/01/2049		1,395,000	1,640,865
5.750%, 04/01/2048		790,000	998,001
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
GCI LLC 4.750%, 10/15/2028 (A)		$400,000	$419,921
Kenbourne Invest SA 4.700%, 01/22/2028 (A)		450,000	452,700
LCPR Senior Secured Financing DAC
5.125%, 07/15/2029 (A)		785,000	808,511
6.750%, 10/15/2027 (A)		1,395,000	1,478,700
Lions Gate Capital Holdings LLC 5.500%, 04/15/2029 (A)		985,000	1,018,263
Match Group Holdings II LLC 4.125%, 08/01/2030 (A)		705,000	734,081
Millicom International Cellular SA 4.500%, 04/27/2031 (A)		530,000	554,115
Netflix, Inc.
4.375%, 11/15/2026		255,000	284,963
4.875%, 04/15/2028		285,000	328,463
5.375%, 11/15/2029 (A)		1,110,000	1,344,488
News Corp. 3.875%, 05/15/2029 (A)		1,685,000	1,731,338
Radiate Holdco LLC 4.500%, 09/15/2026 (A)		1,155,000	1,192,538
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (A)		100,000	100,464
Sprint Capital Corp. 8.750%, 03/15/2032		975,000	1,456,514
Sprint Corp. 7.125%, 06/15/2024		165,000	187,803
T-Mobile USA, Inc.
2.625%, 04/15/2026 to 02/15/2029		670,000	679,881
2.875%, 02/15/2031		400,000	403,400
3.375%, 04/15/2029		470,000	490,328
3.500%, 04/15/2031		335,000	353,303
3.500%, 04/15/2031 (A)		450,000	474,586
4.750%, 02/01/2028		165,000	175,313
Total Play Telecomunicaciones SA de CV 7.500%, 11/12/2025 (A)		895,000	930,800
Townsquare Media, Inc. 6.875%, 02/01/2026 (A)		385,000	403,888
TripAdvisor, Inc. 7.000%, 07/15/2025 (A)		795,000	842,700
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)		720,000	738,342
Virgin Media Secured Finance PLC
4.500%, 08/15/2030 (A)		670,000	680,888
5.500%, 05/15/2029 (A)		1,161,000	1,223,694
Vmed O2 UK Financing I PLC
3.250%, 01/31/2031 (A)	EUR	735,000	872,780
4.250%, 01/31/2031 (A)		$1,225,000	1,221,938
VTR Comunicaciones SpA
4.375%, 04/15/2029 (A)		315,000	324,450
5.125%, 01/15/2028 (A)		415,000	440,108
VTR Finance NV 6.375%, 07/15/2028 (A)		510,000	549,525
WMG Acquisition Corp. 3.000%, 02/15/2031 (A)		1,910,000	1,864,638
			33,152,757
Consumer discretionary – 5.8%
Aramark Services, Inc. 6.375%, 05/01/2025 (A)		160,000	168,200
BMW Finance NV 1.000%, 11/14/2024	EUR	410,000	492,231
Boyd Gaming Corp. 4.750%, 06/15/2031 (A)		$810,000	835,313

266

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Carnival Corp. 5.750%, 03/01/2027 (A)		$1,165,000	$1,204,319
Ford Motor Company
7.450%, 07/16/2031		165,000	215,300
8.500%, 04/21/2023		910,000	1,000,945
Ford Motor Credit Company LLC
2.748%, 06/14/2024	GBP	316,000	430,088
2.900%, 02/16/2028		$360,000	359,550
2.979%, 08/03/2022		415,000	419,528
3.087%, 01/09/2023		280,000	284,116
3.350%, 11/01/2022		485,000	493,541
3.370%, 11/17/2023		580,000	594,442
3.625%, 06/17/2031		1,220,000	1,227,625
3.813%, 10/12/2021		310,000	310,155
4.000%, 11/13/2030		255,000	265,200
4.125%, 08/17/2027		205,000	217,402
4.250%, 09/20/2022		200,000	204,550
4.542%, 08/01/2026		445,000	479,857
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (A)		485,000	477,725
4.875%, 01/15/2030		290,000	311,100
Hilton Grand Vacations Borrower Escrow LLC 5.000%, 06/01/2029 (A)		585,000	596,700
Hyatt Hotels Corp. 5.750%, 04/23/2030		744,000	893,122
MercadoLibre, Inc.
2.375%, 01/14/2026		565,000	555,824
3.125%, 01/14/2031		450,000	434,255
MGM Resorts International 4.750%, 10/15/2028		105,000	110,644
New Red Finance, Inc.
3.500%, 02/15/2029 (A)		743,000	735,570
3.875%, 01/15/2028 (A)		970,000	979,555
4.000%, 10/15/2030 (A)		2,124,000	2,102,760
Newell Brands, Inc. 4.700%, 04/01/2026		160,000	176,405
Premier Entertainment Sub LLC
5.625%, 09/01/2029 (A)		325,000	328,250
5.875%, 09/01/2031 (A)		490,000	495,046
Royal Caribbean Cruises, Ltd.
4.250%, 07/01/2026 (A)		690,000	675,890
5.500%, 04/01/2028 (A)		1,235,000	1,263,169
Travel + Leisure Company 6.625%, 07/31/2026 (A)		1,230,000	1,400,687
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (A)		660,000	688,994
Yum! Brands, Inc.
3.625%, 03/15/2031		1,795,000	1,804,585
4.625%, 01/31/2032		875,000	934,063
4.750%, 01/15/2030 (A)		1,773,000	1,921,613
			26,088,319
Consumer staples – 3.5%
BRF SA 4.875%, 01/24/2030 (A)(B)		400,000	400,500
JBS Finance Luxembourg Sarl 3.625%, 01/15/2032 (A)		1,070,000	1,090,073
JBS USA Food Company 7.000%, 01/15/2026 (A)		960,000	1,003,632
Kraft Heinz Foods Company
3.000%, 06/01/2026		662,000	697,312
3.875%, 05/15/2027		370,000	404,008
4.250%, 03/01/2031		1,525,000	1,724,045
4.375%, 06/01/2046		280,000	318,590
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Kraft Heinz Foods Company (continued)
4.625%, 10/01/2039		$1,090,000	$1,270,374
6.875%, 01/26/2039		1,220,000	1,801,127
7.125%, 08/01/2039 (A)		165,000	249,121
MARB BondCo PLC 3.950%, 01/29/2031 (A)		805,000	768,992
Natura Cosmeticos SA 4.125%, 05/03/2028 (A)		830,000	840,168
NBM US Holdings, Inc. 7.000%, 05/14/2026 (A)(B)		205,000	218,120
Oriflame Investment Holding PLC 5.125%, 05/04/2026 (A)		470,000	481,186
Post Holdings, Inc.
4.500%, 09/15/2031 (A)		1,450,000	1,432,789
5.500%, 12/15/2029 (A)		285,000	302,100
5.625%, 01/15/2028 (A)		1,255,000	1,318,503
5.750%, 03/01/2027 (A)		1,330,000	1,382,169
			15,702,809
Energy – 6.6%
Aker BP ASA 3.750%, 01/15/2030 (A)		1,150,000	1,231,243
Cenovus Energy, Inc.
3.500%, 02/07/2028	CAD	510,000	422,387
5.250%, 06/15/2037		$194,000	231,199
5.400%, 06/15/2047		777,000	953,269
6.750%, 11/15/2039		1,806,000	2,457,148
Cheniere Energy Partners LP
4.000%, 03/01/2031 (A)		1,252,000	1,311,094
4.500%, 10/01/2029		390,000	414,621
Continental Resources, Inc. 5.750%, 01/15/2031 (A)		2,205,000	2,665,294
Ecopetrol SA
5.375%, 06/26/2026		230,000	249,976
5.875%, 05/28/2045		235,000	237,350
6.875%, 04/29/2030		470,000	550,135
Enbridge, Inc. 3.125%, 11/15/2029		990,000	1,055,907
EQM Midstream Partners LP 4.750%, 01/15/2031 (A)		620,000	644,812
EQT Corp.
3.125%, 05/15/2026 (A)		190,000	194,773
3.625%, 05/15/2031 (A)		2,235,000	2,328,870
3.900%, 10/01/2027		325,000	351,725
Inversiones Latin America Power Ltda 5.125%, 06/15/2033 (A)		575,000	564,938
Kinder Morgan, Inc. 2.000%, 02/15/2031		290,000	279,515
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (A)		955,000	960,253
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)		625,000	664,063
Occidental Petroleum Corp.
3.200%, 08/15/2026		154,000	157,225
3.400%, 04/15/2026		238,000	244,100
6.125%, 01/01/2031		775,000	930,368
6.625%, 09/01/2030		1,160,000	1,429,700
7.500%, 05/01/2031		335,000	435,584
Ovintiv, Inc. 6.500%, 08/15/2034 to 02/01/2038		885,000	1,197,747
Pertamina Persero PT
3.100%, 01/21/2030 (A)		255,000	260,314
3.650%, 07/30/2029 (A)		295,000	315,392
Petrobras Global Finance BV 6.900%, 03/19/2049		1,110,000	1,236,163

267

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Petrorio Luxembourg Sarl 6.125%, 06/09/2026 (A)		$505,000	$508,661
Qatar Petroleum
2.250%, 07/12/2031 (A)		380,000	376,352
3.300%, 07/12/2051 (A)		295,000	297,950
Saudi Arabian Oil Company
2.250%, 11/24/2030 (A)		400,000	391,445
3.500%, 04/16/2029 (A)		625,000	672,199
4.250%, 04/16/2039 (A)		740,000	829,644
4.375%, 04/16/2049 (A)		475,000	539,320
Southwestern Energy Company 6.450%, 01/23/2025		65,000	71,570
The Williams Companies, Inc. 3.500%, 11/15/2030		80,000	86,909
TransCanada PipeLines, Ltd. 4.100%, 04/15/2030		1,060,000	1,202,494
Transcontinental Gas Pipe Line Company LLC 3.250%, 05/15/2030		80,000	85,520
Western Midstream Operating LP 5.300%, 02/01/2030		975,000	1,077,375
			30,114,604
Financials – 11.3%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%) 05/15/2058		1,700,000	2,516,000
Asian Development Bank 5.000%, 03/09/2022	AUD	940,000	694,005
Banco Actinver SA
4.800%, 12/18/2032 (A)		$215,000	164,475
9.500%, 12/18/2032 (A)	MXN	12,100,000	427,924
Banco Santander SA (4.750% to 11-12-26, then 5 Year CMT + 3.753%) 11/12/2026 (C)		$800,000	814,856
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) 03/15/2028 (C)		505,000	504,647
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	610,000	859,167
Berkshire Hathaway, Inc., Zero Coupon 0.000%, 03/12/2025	EUR	975,000	1,132,709
BNG Bank NV 0.250%, 06/07/2024		395,000	465,992
BNP Paribas SA (4.500% to 2-25-30, then 5 Year CMT + 2.944%) 02/25/2030 (A)(C)		$820,000	821,066
BNP Paribas SA (4.625% to 2-25-31, then 5 Year CMT + 3.340%) 02/25/2031 (A)(B)(C)		1,421,000	1,451,196
Capital One Financial Corp. 0.800%, 06/12/2024	EUR	155,000	183,221
Chubb INA Holdings, Inc. 0.300%, 12/15/2024		875,000	1,023,253
Citigroup, Inc. (Greater of 3 month EURIBOR + 0.500% or 0.000%) 0.000%, 03/21/2023 (D)		920,000	1,072,359
Credit Agricole SA (6.875% to 9-23-24, then 5 Year U.S. Swap Rate + 4.319%) 09/23/2024 (A)(C)		$205,000	228,063
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024 (A)(C)		825,000	918,877
Credit Suisse Group AG (4.500% to 9-3-30, then 5 Year CMT + 3.554%) 09/03/2030 (A)(C)		760,000	744,800
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse Group AG (5.100% to 1-24-30, then 5 Year CMT + 3.293%) 01/24/2030 (A)(B)(C)		$420,000	$429,996
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (A)(C)		855,000	938,363
DB Insurance Company, Ltd.
3.512%, 05/25/2024	KRW	1,000,000,000	865,110
3.865%, 05/25/2027		1,000,000,000	881,239
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) 10/30/2025 (C)		$800,000	842,000
European Financial Stability Facility 1.875%, 05/23/2023	EUR	380,000	457,966
European Investment Bank
1.500%, 05/12/2022	NOK	9,790,000	1,125,282
1.750%, 03/13/2025		1,470,000	169,936
European Investment Bank (SONIA + 0.350%) 0.399%, 06/29/2023 (D)	GBP	550,000	744,343
ING Groep NV (4.250% to 5-16-31, then 5 Year CMT + 2.862%) 05/16/2031 (C)		$790,000	766,221
ING Groep NV (5.750% to 11-16-26, then 5 Year CMT + 4.342%) 11/16/2026 (C)		1,037,000	1,134,872
International Bank for Reconstruction & Development
1.900%, 01/16/2025	CAD	1,390,000	1,129,219
3.375%, 01/25/2022	NZD	1,327,000	923,547
4.625%, 10/06/2021		1,310,000	904,570
International Finance Corp. 0.375%, 09/10/2025		1,240,000	807,431
Intesa Sanpaolo SpA 4.198%, 06/01/2032 (A)		$740,000	758,613
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) 09/17/2025 (A)(C)		800,000	903,912
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) 09/27/2025 (C)		640,000	742,469
Mexico Remittances Funding Fiduciary Estate Management Sarl 4.875%, 01/15/2028 (A)		630,000	622,131
MSCI, Inc.
3.250%, 08/15/2033 (A)		390,000	394,469
3.625%, 09/01/2030 to 11/01/2031 (A)		2,374,000	2,459,883
3.875%, 02/15/2031 (A)		765,000	802,294
NatWest Group PLC (4.600% to 6-28-31, then 5 Year CMT + 3.100%) 06/28/2031 (C)		410,000	411,968
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) 12/29/2025 (C)		840,000	940,069
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) 0.500%, 06/21/2023 (D)	NOK	7,000,000	804,599
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) 0.540%, 06/19/2024 (D)		12,000,000	1,381,563
Nordic Investment Bank
1.500%, 01/24/2022		1,000,000	114,727
1.875%, 04/10/2024		3,920,000	454,631
Popular, Inc. 6.125%, 09/14/2023		$1,625,000	1,744,844

268

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
QNB Finance, Ltd.
3.500%, 03/28/2024		$330,000	$349,857
4.350%, 01/29/2022	CNY	1,860,000	289,099
Shinhan Financial Group Company, Ltd. (2.875% to 5-12-26, then 5 Year CMT + 2.064%) 05/12/2026 (A)(C)		$880,000	873,409
Societe Generale SA (4.750% to 5-26-26, then 5 Year CMT + 3.931%) 05/26/2026 (A)(C)		360,000	367,877
Societe Generale SA (6.750% to 4-6-28, then 5 Year U.S. Swap Rate + 3.929%) 04/06/2028 (A)(C)		410,000	460,996
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) 09/29/2025 (A)(C)		660,000	772,781
Swiss Insured Brazil Power Finance Sarl 9.850%, 07/16/2032 (A)	BRL	8,696,049	1,556,929
The Goldman Sachs Group, Inc.
1.375%, 05/15/2024	EUR	983,000	1,166,151
2.000%, 11/01/2028		208,000	265,209
3.375%, 03/27/2025		187,000	241,435
U.S. Bancorp 0.850%, 06/07/2024		2,560,000	3,043,090
UBS Group AG (3.875% to 6-2-26, then 5 Year CMT + 3.098%) 06/02/2026 (A)(C)		$550,000	549,940
UBS Group AG (4.375% to 2-10-31, then 5 Year CMT + 3.313%) 02/10/2031 (A)(C)		625,000	631,375
UBS Group AG (5.125% to 7-29-26, then 5 Year CMT + 4.855%) 07/29/2026 (C)		466,000	504,735
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) 06/30/2035 (A)		210,000	231,681
UniCredit SpA (8.000% to 6-3-24, then 5 Year U.S. Swap Rate + 5.180%) 06/03/2024 (C)		400,000	436,500
Wells Fargo & Company 3.250%, 04/27/2022	AUD	1,120,000	823,515
			51,243,456
Health care – 4.1%
Allergan Funding SCS
1.250%, 06/01/2024	EUR	520,000	606,593
2.625%, 11/15/2028		300,000	375,030
Bausch Health Companies, Inc. 5.250%, 02/15/2031 (A)		$240,000	220,706
Becton Dickinson Euro Finance Sarl 1.208%, 06/04/2026	EUR	745,000	899,791
Centene Corp.
2.500%, 03/01/2031		$905,000	892,556
3.000%, 10/15/2030		1,795,000	1,839,875
3.375%, 02/15/2030		1,765,000	1,827,305
4.625%, 12/15/2029		260,000	283,348
DH Europe Finance II Sarl 0.450%, 03/18/2028	EUR	1,630,000	1,899,071
HCA, Inc.
3.500%, 09/01/2030		$2,543,000	2,694,029
4.125%, 06/15/2029		1,175,000	1,312,501
5.375%, 02/01/2025		1,490,000	1,665,075
Jazz Securities DAC 4.375%, 01/15/2029 (A)		210,000	217,623
Mozart Debt Merger Sub, Inc.
3.875%, 04/01/2029 (A)		1,185,000	1,185,000
5.250%, 10/01/2029 (A)		215,000	215,000
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Rede D'or Finance Sarl
4.500%, 01/22/2030 (A)		$367,000	$365,514
4.950%, 01/17/2028 (A)		310,000	325,116
Thermo Fisher Scientific, Inc.
0.500%, 03/01/2028	EUR	650,000	760,559
0.750%, 09/12/2024		282,000	334,569
1.400%, 01/23/2026		468,000	572,125
			18,491,386
Industrials – 5.3%
Adani Ports & Special Economic Zone, Ltd. 4.200%, 08/04/2027 (A)		$370,000	388,104
AECOM 5.125%, 03/15/2027		835,000	924,763
Airbus SE 1.625%, 06/09/2030	EUR	255,000	319,807
American Airlines Group, Inc. 5.000%, 06/01/2022 (A)		$810,000	811,013
American Airlines, Inc.
5.500%, 04/20/2026 (A)		970,000	1,019,713
5.750%, 04/20/2029 (A)		790,000	851,225
CoStar Group, Inc. 2.800%, 07/15/2030 (A)		555,000	564,475
DAE Funding LLC 3.375%, 03/20/2028 (A)		640,000	659,533
Delta Air Lines 2020-1 Class A Pass Through Trust 2.500%, 06/10/2028		491,206	493,694
Delta Air Lines, Inc.
2.900%, 10/28/2024		540,000	552,943
4.500%, 10/20/2025 (A)		320,000	342,400
4.750%, 10/20/2028 (A)		2,762,000	3,079,630
7.000%, 05/01/2025 (A)		629,000	733,571
7.375%, 01/15/2026		165,000	194,393
GFL Environmental, Inc. 4.750%, 06/15/2029 (A)		765,000	786,038
Hidrovias International Finance SARL 4.950%, 02/08/2031 (A)		350,000	345,629
Indian Railway Finance Corp., Ltd. 3.249%, 02/13/2030 (A)		645,000	649,056
Johnson Controls International PLC 0.375%, 09/15/2027	EUR	240,000	278,412
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)		$840,000	913,433
Movida Europe SA 5.250%, 02/08/2031 (A)		235,000	228,538
Prime Security Services Borrower LLC 3.375%, 08/31/2027 (A)		105,000	100,735
Simpar Europe SA 5.200%, 01/26/2031 (A)		315,000	314,304
Simpar Finance Sarl 10.750%, 02/12/2028 (A)	BRL	3,000,000	463,479
Spirit AeroSystems, Inc. 7.500%, 04/15/2025 (A)		$165,000	174,694
The Boeing Company
5.040%, 05/01/2027		1,035,000	1,190,587
5.150%, 05/01/2030		2,625,000	3,080,936
Uber Technologies, Inc. 8.000%, 11/01/2026 (A)		650,000	686,969
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027		1,159,344	1,290,973
United Rentals North America, Inc.
3.875%, 02/15/2031		1,120,000	1,148,000
4.000%, 07/15/2030		660,000	684,750

269

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Rentals North America, Inc. (continued)
4.875%, 01/15/2028		$530,000	$560,337
			23,832,134
Information technology – 1.7%
Apple, Inc. 0.875%, 05/24/2025	EUR	865,000	1,039,225
Atento Luxco 1 SA 8.000%, 02/10/2026 (A)		$486,000	530,984
Camelot Finance SA 4.500%, 11/01/2026 (A)		385,000	399,919
CDW LLC 4.250%, 04/01/2028		165,000	172,297
Dell International LLC 8.350%, 07/15/2046		541,000	877,424
Fidelity National Information Services, Inc.
1.000%, 12/03/2028	EUR	425,000	506,461
1.500%, 05/21/2027		820,000	1,006,550
Fiserv, Inc. 1.125%, 07/01/2027		290,000	350,404
Gartner, Inc. 3.750%, 10/01/2030 (A)		$475,000	488,870
j2 Global, Inc. 4.625%, 10/15/2030 (A)		340,000	361,250
SK Hynix, Inc. 1.500%, 01/19/2026 (A)		485,000	478,734
Square, Inc. 3.500%, 06/01/2031 (A)		315,000	323,105
Twilio, Inc.
3.625%, 03/15/2029		465,000	475,695
3.875%, 03/15/2031		620,000	634,762
			7,645,680
Materials – 6.1%
ArcelorMittal SA
4.550%, 03/11/2026		100,000	111,556
6.750%, 03/01/2041		485,000	666,572
7.250%, 10/15/2039		125,000	176,406
Ardagh Metal Packaging Finance USA LLC
3.250%, 09/01/2028 (A)		960,000	957,600
4.000%, 09/01/2029 (A)		1,040,000	1,051,700
Ball Corp.
2.875%, 08/15/2030		520,000	504,725
4.875%, 03/15/2026		1,035,000	1,141,088
5.250%, 07/01/2025		1,375,000	1,534,844
Berry Global, Inc. 5.625%, 07/15/2027 (A)		590,000	623,459
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)		570,000	605,568
5.875%, 01/31/2050 (A)		585,000	665,438
Cemex SAB de CV 3.875%, 07/11/2031 (A)		770,000	770,462
Cleveland-Cliffs, Inc.
4.625%, 03/01/2029 (A)(B)		1,475,000	1,506,344
4.875%, 03/01/2031 (A)		790,000	815,675
Crown Americas LLC
4.250%, 09/30/2026		100,000	107,189
4.500%, 01/15/2023		712,000	746,888
Crown Cork & Seal Company, Inc. 7.375%, 12/15/2026		936,000	1,155,960
Ecolab, Inc. 1.000%, 01/15/2024	EUR	330,000	391,579
FMG Resources August 2006 Pty, Ltd. 4.375%, 04/01/2031 (A)		$4,700,000	4,856,745
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Freeport-McMoRan, Inc.
4.125%, 03/01/2028		$140,000	$145,075
4.625%, 08/01/2030		985,000	1,065,031
5.450%, 03/15/2043		1,905,000	2,345,531
FS Luxembourg Sarl 10.000%, 12/15/2025 (A)		870,000	956,139
Indonesia Asahan Aluminium Persero PT 4.750%, 05/15/2025 (A)		1,090,000	1,185,430
Pactiv Evergreen Group Issuer, Inc. 4.000%, 10/15/2027 (A)		1,285,000	1,272,150
SCIH Salt Holdings, Inc. 4.875%, 05/01/2028 (A)		945,000	949,725
St. Mary's Cement, Inc. 5.750%, 01/28/2027 (A)		830,000	955,546
Standard Industries, Inc. 3.375%, 01/15/2031 (A)		255,000	242,684
			27,507,109
Real estate – 1.3%
American Tower Corp.
0.500%, 01/15/2028	EUR	270,000	310,387
1.950%, 05/22/2026		305,000	378,939
Crown Castle International Corp. 2.250%, 01/15/2031		$215,000	210,112
Host Hotels & Resorts LP
3.375%, 12/15/2029		240,000	247,021
3.500%, 09/15/2030		240,000	249,312
SBA Communications Corp.
3.125%, 02/01/2029 (A)		955,000	922,769
3.875%, 02/15/2027		1,900,000	1,968,875
4.875%, 09/01/2024		87,000	88,455
VICI Properties LP
4.125%, 08/15/2030 (A)		895,000	948,700
4.625%, 12/01/2029 (A)		385,000	413,875
			5,738,445
Utilities – 2.1%
Adani Green Energy UP, Ltd. 6.250%, 12/10/2024 (A)		460,000	498,065
Adani Green Energy, Ltd. 4.375%, 09/08/2024 (A)		305,000	304,979
Chile Electricity PEC SpA 3.193%, 01/25/2028 (A)(E)		285,000	232,988
DPL, Inc. 4.125%, 07/01/2025		1,330,000	1,423,100
E.ON SE 0.375%, 09/29/2027	EUR	315,000	368,756
EDP Finance BV 0.375%, 09/16/2026		130,000	152,112
Engie SA 0.375%, 06/21/2027		300,000	351,538
FirstEnergy Corp.
4.400%, 07/15/2027		$890,000	976,489
7.375%, 11/15/2031		1,355,000	1,851,011
Greenko Dutch BV 3.850%, 03/29/2026 (A)		605,775	614,862
Greenko Solar Mauritius, Ltd. 5.550%, 01/29/2025 (A)		430,000	438,616
Israel Electric Corp., Ltd. 6.875%, 06/21/2023 (A)		390,000	428,879
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027 (A)		1,440,000	1,560,600

270

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
The AES Corp. 3.950%, 07/15/2030 (A)		$160,000	$175,939
			9,377,934
TOTAL CORPORATE BONDS (Cost $241,698,488)			$248,894,633
CONVERTIBLE BONDS – 2.6%
Communication services – 0.8%
Cellnex Telecom SA 0.750%, 11/20/2031	EUR	600,000	682,897
DISH Network Corp. 3.375%, 08/15/2026		$430,000	446,985
Liberty Broadband Corp.
1.250%, 09/30/2050 (A)		1,205,000	1,223,678
2.750%, 09/30/2050 (A)		815,000	860,350
Liberty Media Corp. 0.500%, 12/01/2050 (A)		500,000	600,250
			3,814,160
Consumer discretionary – 0.4%
Burlington Stores, Inc. 2.250%, 04/15/2025		705,000	1,024,013
Sony Group Corp., Zero Coupon 0.000%, 09/30/2022	JPY	29,000,000	652,594
			1,676,607
Energy – 0.3%
BP Capital Markets PLC 1.000%, 04/28/2023	GBP	800,000	1,124,249
Industrials – 1.1%
Air Canada 4.000%, 07/01/2025		$500,000	714,766
American Airlines Group, Inc. 6.500%, 07/01/2025 (B)		1,395,000	2,131,829
Southwest Airlines Company 1.250%, 05/01/2025		915,000	1,366,781
Uber Technologies, Inc. 0.652%, 12/15/2025 (A)(E)		945,000	919,136
			5,132,512
TOTAL CONVERTIBLE BONDS (Cost $10,699,946)			$11,747,528
CAPITAL PREFERRED SECURITIES – 0.2%
Financials – 0.2%
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.500%, 11/01/2021 (C)(D)		801,000	790,240
TOTAL CAPITAL PREFERRED SECURITIES (Cost $712,832)			$790,240
TERM LOANS (F) – 7.8%
Communication services – 1.0%
AP Core Holdings II LLC, Amortization Term Loan B1 (1 month LIBOR + 5.500%) 6.250%, 09/01/2027		710,000	712,663
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%) 6.250%, 09/01/2027		490,000	491,225
SBA Senior Finance II LLC, Term Loan B 04/11/2025 TBD (G)		1,705,000	1,687,950
Univision Communications, Inc., 2021 First Lien Term Loan B (1 month LIBOR + 3.250%) 4.000%, 03/15/2026		793,013	791,577
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Communication services (continued)
WMG Acquisition Corp., 2021 Term Loan G 01/20/2028 TBD (G)	$915,000	$909,473
		4,592,888
Consumer discretionary – 2.1%
APX Group, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%) 4.000%, 07/10/2028	365,000	363,744
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%) 1.834%, 03/11/2025	1,020,000	996,622
Bally's Corp., 2021 Term Loan B 08/06/2028 TBD (G)	505,000	504,652
Burlington Coat Factory Warehouse Corp., 2021 Term Loan B6 06/24/2028 TBD (G)	913,843	910,032
Carnival Corp., USD Term Loan B (1 month LIBOR + 3.000%) 3.750%, 06/30/2025	1,211,178	1,203,233
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B (1 month LIBOR + 3.000%) 3.500%, 08/02/2028	420,000	420,945
Hilton Worldwide Finance LLC, 2019 Term Loan B (1 month LIBOR + 1.750%) 1.836%, 06/22/2026	800,000	792,944
KFC Holding Company, 2021 Term Loan B (1 month LIBOR + 1.750%) 1.836%, 03/15/2028	1,360,363	1,358,662
Marriott Ownership Resorts, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%) 1.834%, 08/29/2025	780,000	765,375
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%) 1.837%, 11/19/2026	1,595,881	1,575,262
Whatabrands LLC, 2021 Term Loan B (1 month LIBOR + 3.250%) 3.750%, 08/03/2028	791,000	789,829
		9,681,300
Energy – 0.4%
Pilot Travel Centers LLC, 2021 Term Loan B 07/28/2028 TBD (G)	1,570,000	1,564,395
Financials – 0.3%
Asurion LLC, 2021 Second Lien Term Loan B4 (1 month LIBOR + 5.250%) 5.334%, 01/20/2029	650,000	646,588
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%) 3.334%, 07/31/2027	484,143	476,759
		1,123,347
Health care – 1.3%
Avantor Funding, Inc., 2021 Term Loan B5 11/08/2027 TBD (G)	1,505,000	1,506,881
ICON Luxembourg Sarl, LUX Term Loan (3 month LIBOR + 2.500%) 3.000%, 07/03/2028	1,068,462	1,071,871
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%) 4.000%, 05/05/2028	1,231,913	1,233,305
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%) 3.500%, 06/02/2028	1,013,705	1,015,337

271

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Health care (continued)
Padagis LLC, Term Loan B (3 month LIBOR + 4.750%) 5.250%, 07/06/2028	$729,000	$729,000
PRA Health Sciences, Inc., US Term Loan (3 month LIBOR + 2.500%) 3.000%, 07/03/2028	266,213	267,062
		5,823,456
Industrials – 1.6%
AECOM, 2021 Term Loan B (1 month LIBOR + 1.750%) 1.834%, 04/13/2028	1,318,875	1,317,556
Air Canada, 2021 Term Loan B (3 month LIBOR + 3.500%) 4.250%, 08/11/2028	1,080,000	1,083,596
Brown Group Holding LLC, Term Loan B (3 month LIBOR + 2.750%) 3.250%, 06/07/2028	529,795	529,132
Clean Harbors, Inc., 2021 Incremental Term Loan B 09/21/2028 TBD (G)	470,000	469,803
Herman Miller, Inc., Term Loan B (1 month LIBOR + 2.000%) 2.063%, 07/19/2028	825,000	824,852
JELD-WEN, Inc., 2021 Term Loan B (1 month LIBOR + 2.250%) 2.334%, 07/28/2028	340,000	339,293
The Hertz Corp., 2021 Term Loan B (1 month LIBOR + 3.500%) 4.000%, 06/30/2028	695,956	696,067
The Hertz Corp., 2021 Term Loan C (1 month LIBOR + 3.500%) 4.000%, 06/30/2028	131,710	131,731
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%) 4.500%, 04/21/2028	1,569,095	1,578,729
Worldwide Express, Inc., 2021 1st Lien Term Loan (2 month LIBOR + 4.250%) 5.000%, 07/26/2028	320,000	320,890
		7,291,649
Information technology – 0.8%
Dell International LLC, 2021 Term Loan B (1 month LIBOR + 1.750%) 2.000%, 09/19/2025	2,764,055	2,762,701
Sabre GLBL, Inc., 2021 Term Loan B1 (1 month LIBOR + 3.500%) 4.000%, 12/17/2027	151,480	150,581
Sabre GLBL, Inc., 2021 Term Loan B2 (1 month LIBOR + 3.500%) 4.000%, 12/17/2027	241,471	240,037
Sunshine Software Merger Sub, Inc., 2021 Term Loan 09/21/2028 TBD (G)	345,000	344,138
		3,497,457
Materials – 0.3%
Pretium PKG Holdings, Inc., 2021 1st Lien Term Loan 09/22/2028 TBD (G)	415,000	415,261
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B (3 month LIBOR + 4.000%) 4.750%, 03/16/2027	896,573	896,995
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Materials (continued)
Standard Industries, Inc., 2021 Term Loan B 09/22/2028 TBD (G)	$135,000	$135,073
		1,447,329
TOTAL TERM LOANS (Cost $35,032,132)		$35,021,821
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.7%
Commercial and residential – 0.7%
Arroyo Mortgage Trust Series 2019-1, Class A1 3.805%, 01/25/2049 (A)(H)	498,180	505,584
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month LIBOR + 0.920%), 1.016%, 10/15/2036 (A)(D)	1,511,075	1,513,997
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%), 0.800%, 09/15/2036 (A)(D)	535,000	535,336
CSMC Trust Series 2019-NQM1, Class A1 2.656%, 10/25/2059 (A)	235,291	238,230
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (A)	4,132,731	43,266
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	4,204,140	56,282
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)	4,294,162	60,980
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 5.406%, 11/25/2034 (H)	92,787	100,188
		3,053,863
U.S. Government Agency – 0.0%
Federal Home Loan Mortgage Corp. Series 2017-DNA3, Class M1 (1 month LIBOR + 0.750%) 0.839%, 03/25/2030 (D)	120,781	120,917
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,985,848)		$3,174,780
ASSET BACKED SECURITIES – 1.4%
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) 0.329%, 07/25/2036 (A)(D)	47,093	47,085
DB Master Finance LLC
Series 2017-1A, Class A2I 3.629%, 11/20/2047 (A)	501,800	503,968
Series 2019-1A, Class A2I 3.787%, 05/20/2049 (A)	882,000	885,799
Series 2019-1A, Class A2II 4.021%, 05/20/2049 (A)	475,300	496,824
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II 4.474%, 10/25/2045 (A)	862,013	893,306
FirstKey Homes Trust Series 2020-SFR2, Class A 1.266%, 10/19/2037 (A)	284,189	283,298
Home Partners of America Trust
Series 2018-1, Class D (1 month LIBOR + 1.450%) 1.543%, 07/17/2037 (A)(D)	590,000	589,674
Series 2019-1, Class B 3.157%, 09/17/2039 (A)	380,157	385,209

272

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Jack in the Box Funding LLC Series 2019-1A, Class A2II 4.476%, 08/25/2049 (A)	$590,538	$618,555
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (A)	218,208	226,178
Taco Bell Funding LLC Series 2016-1A, Class A23 4.970%, 05/25/2046 (A)	1,493,700	1,599,684
TOTAL ASSET BACKED SECURITIES (Cost $6,323,092)		$6,529,580
COMMON STOCKS – 3.1%
Communication services – 0.0%
Vertis Holdings, Inc. (I)(J)	8,371	0
Consumer discretionary – 0.3%
General Motors Company (J)	24,981	1,316,749
Financials – 1.2%
CIT Group, Inc.	17,920	930,944
Credit Agricole SA	66,195	909,879
Credit Suisse Group AG, ADR	63,906	630,113
Societe Generale SA	30,080	941,950
Synovus Financial Corp.	19,905	873,630
U.S. Bancorp	22,421	1,332,704
		5,619,220
Industrials – 0.7%
Delta Air Lines, Inc. (J)	24,829	1,057,964
The Boeing Company (J)	9,111	2,003,873
		3,061,837
Real estate – 0.2%
Americold Realty Trust	36,756	1,067,762
Utilities – 0.7%
Algonquin Power & Utilities Corp.	25,100	1,215,342
Dominion Energy, Inc.	18,000	1,748,340
		2,963,682
TOTAL COMMON STOCKS (Cost $14,950,679)		$14,029,250
PREFERRED SECURITIES – 3.5%
Communication services – 0.1%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	475	537,116
Financials – 0.7%
Stifel Financial Corp., 4.500%	32,750	828,903
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	804	773,850
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	22,825	582,494
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	27,605	754,997
		2,940,244
Health care – 0.4%
Becton, Dickinson and Company, 6.000% (B)	10,850	585,683
Danaher Corp., 4.750%	570	1,155,966
		1,741,649
Industrials – 0.2%
Stanley Black & Decker, Inc., 5.250% (B)	10,400	1,094,496
Information technology – 0.4%
Broadcom, Inc., 8.000%	840	1,286,888
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Information technology (continued)
Sabre Corp., 6.500%	2,400	$366,408
		1,653,296
Utilities – 1.7%
American Electric Power Company, Inc., 6.125%	23,350	1,160,962
DTE Energy Company, 6.250%	20,150	1,012,739
NextEra Energy, Inc., 4.872%	26,200	1,535,582
NextEra Energy, Inc., 5.279%	28,350	1,444,716
NextEra Energy, Inc., 6.219%	17,400	889,314
The Southern Company, 6.750%	33,300	1,698,633
		7,741,946
TOTAL PREFERRED SECURITIES (Cost $14,745,288)		$15,708,747
PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Over the Counter Option on the AUD vs. JPY (Expiration Date: 12-29-21; Strike Price: AUD 78.00; Counterparty: Citibank, N.A.) (J)(K)	9,760,000	65,353
Over the Counter Option on the USD vs. CAD (Expiration Date: 10-7-21; Strike Price: $1.22; Counterparty: Canadian Imperial Bank of Commerce) (J)(K)	7,675,000	8
Over the Counter Option on the USD vs. CAD (Expiration Date: 4-11-22; Strike Price: $1.22; Counterparty: Canadian Imperial Bank of Commerce) (J)(K)	12,240,000	61,016
		126,377
TOTAL PURCHASED OPTIONS (Cost $259,104)		$126,377
SHORT-TERM INVESTMENTS – 4.0%
Short-term funds – 0.6%
John Hancock Collateral Trust, 0.0303% (L)(M)	259,881	2,600,424
Repurchase agreement – 3.4%
Repurchase Agreement with State Street Corp. dated 9-30-21 at 0.000% to be repurchased at $15,280,000 on 10-1-21, collateralized by $15,599,700 U.S. Treasury Notes, 0.250% due 9-30-23 (valued at $15,585,691)	$15,280,000	15,280,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,880,542)		$17,880,424
Total Investments (Strategic Income Opportunities Trust) (Cost $452,895,556) – 102.2%		$461,720,077
Other assets and liabilities, net – (2.2%)		(9,753,633)
TOTAL NET ASSETS – 100.0%		$451,966,444
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar

273

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $161,343,285 or 35.7% of the fund's net assets as of 9-30-21.
(B)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $2,543,054.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Strategic Income Opportunities Trust (continued)
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Non-income producing security.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
(L)	The rate shown is the annualized seven-day yield as of 9-30-21.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	14	Long	Dec 2021	$2,482,405	$2,464,158	$(18,247)
10-Year U.S. Treasury Note Futures	23	Short	Dec 2021	(3,058,819)	(3,027,016)	31,803
Euro-Buxl Futures	4	Short	Dec 2021	(972,361)	(942,155)	30,206
German Euro BUND Futures	23	Short	Dec 2021	(4,576,478)	(4,524,353)	52,125
U.S. Treasury Long Bond Futures	275	Short	Dec 2021	(44,731,548)	(43,785,157)	946,391
Ultra U.S. Treasury Bond Futures	7	Short	Dec 2021	(1,032,113)	(1,016,750)	15,363
						$1,057,641

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,860,000	NZD	2,957,526	GSI	1/19/2022	$29,151	—
AUD	4,112,614	USD	2,984,401	GSI	1/19/2022	—	$(9,522)
AUD	1,727,989	USD	1,269,441	UBS	1/19/2022	—	(19,492)
CAD	2,538,833	NZD	2,858,750	UBS	1/19/2022	33,026	—
CAD	3,117,161	USD	2,470,633	BARC	1/19/2022	—	(9,461)
CAD	1,822,349	USD	1,430,000	CITI	1/19/2022	8,846	—
CAD	4,136,818	USD	3,277,699	HUS	1/19/2022	—	(11,451)
CAD	3,621,200	USD	2,860,000	JPM	1/19/2022	—	(861)
CAD	1,814,776	USD	1,437,083	RBC	1/19/2022	—	(4,217)
CAD	3,625,153	USD	2,874,167	SCB	1/19/2022	—	(11,906)
CAD	5,508,582	USD	4,311,250	SSB	1/19/2022	38,083	—
CAD	3,694,615	USD	2,874,167	UBS	1/19/2022	42,937	—
EUR	1,423,750	GBP	1,221,950	SCB	1/19/2022	6,389	—
EUR	2,847,500	GBP	2,440,437	UBS	1/19/2022	17,445	—
EUR	2,041,483	USD	2,383,739	CIBC	1/19/2022	—	(13,253)
EUR	4,089,115	USD	4,803,411	MSCS	1/19/2022	—	(55,299)
GBP	3,668,899	EUR	4,271,250	SSB	1/19/2022	—	(15,059)
JPY	114,397,628	USD	1,039,582	ANZ	1/19/2022	—	(10,510)
JPY	321,107,729	USD	2,925,000	CIBC	1/19/2022	—	(36,454)
JPY	296,191,881	USD	2,670,831	SSB	1/19/2022	—	(6,417)
JPY	596,831,115	USD	5,397,516	UBS	1/19/2022	—	(28,682)
NZD	2,858,750	CAD	2,515,386	UBS	1/19/2022	—	(14,513)
274

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NZD	445,000	USD	312,921	UBS	1/19/2022	—	$(6,029)
SGD	5,140,926	USD	3,799,937	CITI	1/19/2022	—	(14,579)
SGD	3,849,919	USD	2,849,883	GSI	1/19/2022	—	(15,117)
SGD	1,183,052	USD	873,993	UBS	1/19/2022	—	(2,890)
USD	4,331,635	AUD	5,872,528	MSCS	1/19/2022	$83,715	—
USD	3,039,059	BRL	16,411,528	SSB	1/19/2022	83,625	—
USD	6,147,984	CAD	7,850,279	BARC	1/19/2022	—	(50,248)
USD	3,273,818	CAD	4,164,448	GSI	1/19/2022	—	(14,246)
USD	2,867,992	CAD	3,643,371	RBC	1/19/2022	—	(8,652)
USD	1,437,083	CAD	1,834,009	SSB	1/19/2022	—	(10,969)
USD	2,383,994	EUR	2,030,462	BARC	1/19/2022	26,305	—
USD	2,384,575	EUR	2,030,462	CITI	1/19/2022	26,886	—
USD	2,384,169	EUR	2,030,462	GSI	1/19/2022	26,480	—
USD	16,076,390	EUR	13,578,606	UBS	1/19/2022	309,474	—
USD	1,275,285	GBP	927,368	HUS	1/19/2022	25,479	—
USD	5,137,431	JPY	562,557,448	CITI	1/19/2022	76,909	—
USD	4,094,316	JPY	453,136,673	SSB	1/19/2022	18,095	—
USD	625,826	NZD	887,445	BARC	1/19/2022	13,804	—
USD	2,504,445	NZD	3,549,780	CITI	1/19/2022	56,355	—
USD	1,243,448	NZD	1,774,890	RBC	1/19/2022	19,404	—
USD	2,153,159	NZD	3,036,536	UBS	1/19/2022	59,026	—
USD	7,611,266	SGD	10,247,504	HUS	1/19/2022	65,841	—
						$1,067,275	$(369,827)

WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Puts
U.S. Dollar vs. Canadian Dollar	GSI	USD	1.22	Oct 2021	7,675,000	$174,069	$(8)
						$174,069	$(8)
* For this type of option, notional amounts are equivalent to number of contracts.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG
275

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 67.1%
U.S. Government – 36.8%
U.S. Treasury Bonds
1.250%, 05/15/2050	$8,000,000	$6,544,688
1.875%, 02/15/2041	2,000,000	1,956,250
2.000%, 02/15/2050	3,000,000	2,947,266
2.250%, 08/15/2049	2,000,000	2,073,125
2.750%, 08/15/2047	3,000,000	3,405,117
2.875%, 05/15/2049	1,500,000	1,754,766
3.000%, 02/15/2047 to 02/15/2049	28,635,000	34,000,872
4.250%, 05/15/2039 to 11/15/2040	4,610,000	6,292,474
4.375%, 05/15/2041	1,830,000	2,563,072
4.625%, 02/15/2040	5,000,000	7,146,680
4.750%, 02/15/2041	2,000,000	2,922,188
U.S. Treasury Notes
0.125%, 10/31/2022 to 02/28/2023	16,000,000	15,998,437
0.250%, 11/15/2023 to 10/31/2025	32,000,000	31,617,501
0.375%, 09/15/2024 to 07/31/2027	9,000,000	8,806,250
0.500%, 10/31/2027	12,000,000	11,516,719
0.625%, 03/31/2027 to 05/15/2030	16,000,000	15,188,516
0.750%, 03/31/2026	4,000,000	3,971,719
0.875%, 09/30/2026	5,000,000	4,971,484
1.250%, 08/31/2024 to 08/15/2031	10,000,000	9,983,204
1.375%, 08/31/2026	5,000,000	5,095,508
1.500%, 01/31/2027	5,000,000	5,117,773
1.625%, 08/15/2029	8,000,000	8,148,125
1.750%, 07/15/2022 to 12/31/2024	8,000,000	8,226,836
2.000%, 11/15/2021 to 02/15/2022	29,400,000	29,493,032
2.125%, 05/31/2026	3,000,000	3,163,594
2.250%, 11/15/2027	20,595,000	21,892,646
2.375%, 05/15/2029	5,000,000	5,367,188
2.625%, 02/28/2023	3,000,000	3,103,711
2.750%, 04/30/2023	3,500,000	3,640,547
2.875%, 11/30/2023 to 05/15/2028	9,300,000	10,137,129
3.000%, 10/31/2025	2,000,000	2,176,250
		279,222,667
U.S. Government Agency – 30.3%
Federal Home Loan Bank 5.500%, 07/15/2036	1,690,000	2,465,195
Federal Home Loan Mortgage Corp.
2.000%, 07/01/2035	971,556	1,001,085
2.113%, (12 month LIBOR + 1.863%), 08/01/2037 (A)	407,230	425,944
2.375%, 01/13/2022	1,500,000	1,509,810
2.475%, (12 month LIBOR + 2.100%), 02/01/2037 (A)	56,778	59,722
2.500%, 04/01/2031 to 08/01/2050	5,158,386	5,331,590
2.750%, 06/19/2023	2,000,000	2,085,886
3.000%, 07/01/2032 to 08/01/2046	4,522,041	4,805,436
3.500%, 12/01/2025 to 06/01/2048	3,563,095	3,822,858
4.000%, 02/01/2024 to 09/01/2047	1,672,853	1,810,376
4.500%, 05/01/2024 to 11/01/2048	2,767,814	3,021,980
5.000%, 06/01/2023 to 09/01/2039	215,517	242,742
5.500%, 02/01/2023 to 01/01/2039	356,492	411,868
6.000%, 10/01/2036 to 10/01/2038	168,633	198,331
6.250%, 07/15/2032	450,000	652,176
6.500%, 08/01/2037 to 08/01/2038	35,557	43,014
6.750%, 09/15/2029	1,200,000	1,705,379
7.000%, 04/01/2029 to 10/01/2038	29,457	35,470
7.500%, 09/01/2030 to 03/01/2032	4,839	5,719
8.000%, 02/01/2030	627	723
Federal National Mortgage Association
1.500%, TBA (B)	6,700,000	6,572,159
1.610%, (6 month LIBOR + 1.415%), 07/01/2034 (A)	88,899	90,640
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
1.691%, (12 month LIBOR + 1.316%), 01/01/2035 (A)	$157,942	$162,204
1.851%, (12 month LIBOR + 1.575%), 09/01/2037 (A)	57,931	60,017
2.000%, TBA (B)	34,870,000	35,076,094
2.000%, 02/01/2035 to 11/01/2050	12,365,380	12,503,964
2.000%, 08/01/2041 (B)	2,771,272	2,831,893
2.070%, (12 month LIBOR + 1.791%), 04/01/2037 (A)	105,315	110,084
2.125%, 04/24/2026	2,000,000	2,106,016
2.175%, (12 month LIBOR + 1.925%), 10/01/2037 (A)	20,252	21,236
2.310%, (1 Year CMT + 2.185%), 05/01/2036 (A)	47,492	50,213
2.500%, TBA (B)	15,630,000	16,159,574
2.500%, 05/01/2028 to 11/01/2050	14,412,259	14,892,672
2.625%, 09/06/2024	1,000,000	1,062,510
3.000%, TBA (B)	8,900,000	9,314,051
3.000%, 01/01/2027 to 12/01/2049	12,127,452	12,868,702
3.500%, TBA (B)	2,750,000	2,910,165
3.500%, 12/01/2025 to 10/01/2049	11,594,776	12,433,343
4.000%, 03/01/2024 to 09/01/2049	10,256,315	11,064,347
4.500%, 08/01/2024 to 09/01/2048	2,356,487	2,599,161
5.000%, 08/01/2023 to 09/01/2048	1,789,045	1,983,333
5.500%, 03/01/2022 to 11/01/2038	427,438	491,877
6.000%, 08/01/2023 to 08/01/2038	290,726	337,987
6.500%, 03/01/2022 to 12/01/2037	103,119	123,662
7.000%, 02/01/2031 to 10/01/2038	41,236	49,983
7.125%, 01/15/2030	209,000	300,173
7.250%, 05/15/2030	1,450,000	2,118,030
7.500%, 09/01/2030 to 08/01/2031	15,235	17,943
8.000%, 08/01/2030 to 09/01/2031	3,528	4,114
8.500%, 09/01/2030	360	422
Government National Mortgage Association
2.000%, TBA (B)	9,500,000	9,634,090
2.500%, TBA (B)	10,000,000	10,323,185
3.000%, TBA (B)	5,000,000	5,224,472
3.000%, 08/15/2043 to 08/20/2050	7,038,314	7,404,657
3.500%, TBA (B)	2,800,000	2,929,318
3.500%, 04/15/2042 to 04/20/2050	7,374,705	7,895,827
4.000%, 11/15/2026 to 08/20/2048	4,100,921	4,416,970
4.500%, 06/15/2023 to 04/20/2050	2,117,088	2,292,052
5.000%, 10/15/2023 to 07/20/2040	611,653	689,778
5.500%, 08/15/2023 to 09/20/2039	244,042	277,036
6.000%, 07/15/2029 to 10/15/2038	172,518	199,090
6.500%, 05/15/2028 to 12/15/2038	130,227	151,899
7.000%, 08/15/2029 to 05/15/2032	22,145	25,240
7.500%, 09/15/2030 to 01/15/2031	5,886	6,820
8.000%, 04/15/2031	6,532	7,674
		229,429,981
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $497,035,706)		$508,652,648
FOREIGN GOVERNMENT OBLIGATIONS – 1.0%
Brazil – 0.2%
Federative Republic of Brazil 4.250%, 01/07/2025	1,612,000	1,731,788
Canada – 0.2%
Hydro-Quebec 8.400%, 01/15/2022	250,000	255,611

276

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada (continued)
Province of British Columbia 6.500%, 01/15/2026 (C)	$490,000	$594,724
Province of Quebec
7.125%, 02/09/2024	150,000	172,560
7.500%, 07/15/2023	410,000	460,812
		1,483,707
Israel – 0.1%
State of Israel 5.500%, 09/18/2023	455,000	500,556
Italy – 0.0%
Republic of Italy 6.875%, 09/27/2023	300,000	336,308
Japan – 0.1%
Japan Bank for International Cooperation 2.500%, 05/23/2024	800,000	839,415
Mexico – 0.2%
Government of Mexico 6.050%, 01/11/2040	930,000	1,137,474
Panama – 0.1%
Republic of Panama 6.700%, 01/26/2036	370,000	491,763
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037	250,000	337,018
Turkey – 0.1%
Republic of Turkey
6.000%, 01/14/2041	400,000	346,009
6.250%, 09/26/2022	400,000	412,917
		758,926
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,388,384)		$7,616,955
CORPORATE BONDS – 27.6%
Communication services – 2.6%
America Movil SAB de CV 3.125%, 07/16/2022	500,000	510,498
AT&T, Inc.
2.550%, 12/01/2033	665,000	654,239
3.800%, 12/01/2057	609,000	622,125
4.750%, 05/15/2046	900,000	1,076,532
4.850%, 07/15/2045	500,000	605,272
5.150%, 03/15/2042	50,000	61,963
6.375%, 03/01/2041	360,000	509,840
7.625%, 04/15/2031	285,000	395,745
Baidu, Inc. 4.125%, 06/30/2025	250,000	272,818
British Telecommunications PLC 9.625%, 12/15/2030	190,000	290,796
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	601,355
5.050%, 03/30/2029	400,000	468,355
5.375%, 05/01/2047	500,000	598,648
Comcast Corp.
2.350%, 01/15/2027	455,000	477,232
2.887%, 11/01/2051 (D)	256,000	245,550
3.375%, 02/15/2025	600,000	645,925
3.999%, 11/01/2049	500,000	579,085
6.500%, 11/15/2035	52,000	74,632
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	146,000	217,670
Discovery Communications LLC
4.125%, 05/15/2029	900,000	1,005,205
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Discovery Communications LLC (continued)
5.300%, 05/15/2049	$400,000	$499,691
Fox Corp. 3.500%, 04/08/2030	600,000	654,458
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	305,157
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	145,230
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	331,934
Telefonica Europe BV 8.250%, 09/15/2030	350,000	504,884
Time Warner Entertainment Company LP 8.375%, 07/15/2033	525,000	779,682
T-Mobile USA, Inc.
3.875%, 04/15/2030	600,000	662,497
4.500%, 04/15/2050	700,000	816,038
TWDC Enterprises 18 Corp.
3.150%, 09/17/2025	500,000	540,380
4.125%, 06/01/2044	500,000	599,795
Verizon Communications, Inc.
4.016%, 12/03/2029	500,000	566,555
4.272%, 01/15/2036	458,000	538,018
4.522%, 09/15/2048	1,260,000	1,546,152
ViacomCBS, Inc. 4.000%, 01/15/2026	600,000	663,186
Vodafone Group PLC
4.375%, 05/30/2028	400,000	459,393
5.250%, 05/30/2048	300,000	388,312
		19,914,847
Consumer discretionary – 1.6%
Amazon.com, Inc. 4.050%, 08/22/2047	600,000	727,945
AutoZone, Inc. 3.250%, 04/15/2025	1,000,000	1,068,521
Brinker International, Inc. 3.875%, 05/15/2023 (C)	250,000	258,000
Ford Motor Credit Company LLC 3.096%, 05/04/2023	280,000	284,550
General Motors Financial Company, Inc.
4.250%, 05/15/2023	280,000	295,804
5.250%, 03/01/2026	650,000	742,790
Hyatt Hotels Corp. 3.375%, 07/15/2023	250,000	259,456
Lowe's Companies, Inc. 3.375%, 09/15/2025	460,000	497,586
McDonald's Corp. 3.300%, 07/01/2025	1,000,000	1,076,810
NIKE, Inc. 2.400%, 03/27/2025	1,000,000	1,049,417
Starbucks Corp. 3.550%, 08/15/2029	300,000	332,355
Target Corp. 3.900%, 11/15/2047	500,000	616,443
The Home Depot, Inc.
2.625%, 06/01/2022	400,000	405,589
2.700%, 04/15/2030	700,000	740,644
3.350%, 09/15/2025	752,000	818,663
4.250%, 04/01/2046	390,000	477,808
5.875%, 12/16/2036	280,000	394,939
The TJX Companies, Inc.
3.875%, 04/15/2030	600,000	683,031
4.500%, 04/15/2050 (C)	600,000	786,340

277

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Toyota Motor Credit Corp. 1.150%, 08/13/2027	$500,000	$492,598
Whirlpool Corp. 5.150%, 03/01/2043 (C)	300,000	376,363
		12,385,652
Consumer staples – 1.6%
Altria Group, Inc. 4.500%, 05/02/2043	500,000	530,647
Anheuser-Busch InBev Worldwide, Inc.
3.650%, 02/01/2026	800,000	877,457
4.750%, 01/23/2029	500,000	588,639
4.900%, 02/01/2046	500,000	614,607
BAT Capital Corp. 3.215%, 09/06/2026	500,000	533,074
Costco Wholesale Corp. 1.600%, 04/20/2030	500,000	488,594
General Mills, Inc. 2.875%, 04/15/2030	600,000	630,625
Kimberly-Clark Corp. 3.200%, 07/30/2046	300,000	322,051
Kraft Heinz Foods Company
3.000%, 06/01/2026	458,000	482,430
6.875%, 01/26/2039	40,000	59,053
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	364,445
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	530,830
4.000%, 03/05/2042	270,000	321,273
5.500%, 01/15/2040	280,000	390,036
Philip Morris International, Inc. 3.600%, 11/15/2023	250,000	266,444
SC Johnson & Son, Inc. 4.000%, 05/15/2043 (D)	250,000	292,244
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,573,054
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	600,000	629,244
The Kroger Company 3.500%, 02/01/2026	500,000	547,235
Tyson Foods, Inc. 4.350%, 03/01/2029	400,000	463,003
Walmart, Inc.
3.250%, 07/08/2029	600,000	666,657
4.050%, 06/29/2048	500,000	628,988
		11,800,630
Energy – 2.3%
Anadarko Petroleum Corp. 6.450%, 09/15/2036	280,000	314,497
Baker Hughes LLC
3.337%, 12/15/2027	500,000	545,688
4.486%, 05/01/2030	500,000	584,918
Boardwalk Pipelines LP 4.950%, 12/15/2024	400,000	442,593
BP Capital Markets America, Inc. 3.796%, 09/21/2025 (C)	800,000	879,600
BP Capital Markets PLC 2.750%, 05/10/2023	250,000	259,476
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	385,665
Chevron Corp. 2.954%, 05/16/2026	800,000	861,968
ConocoPhillips Company 4.950%, 03/15/2026	300,000	344,934
Devon Energy Corp.
5.000%, 06/15/2045	885,000	1,037,546
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Devon Energy Corp. (continued)
7.875%, 09/30/2031	$170,000	$240,561
Enbridge, Inc.
3.700%, 07/15/2027	400,000	439,642
4.500%, 06/10/2044	400,000	465,831
Energy Transfer LP
3.450%, 01/15/2023	170,000	174,928
5.500%, 06/01/2027	600,000	703,998
6.125%, 12/15/2045	350,000	445,342
6.500%, 02/01/2042	50,000	64,961
Enterprise Products Operating LLC
3.200%, 02/15/2052	700,000	677,374
4.850%, 08/15/2042	280,000	338,238
6.875%, 03/01/2033	130,000	181,456
Exxon Mobil Corp. 2.397%, 03/06/2022	750,000	754,246
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	754,827
6.375%, 03/01/2041	60,000	82,185
6.500%, 09/01/2039	180,000	249,013
Kinder Morgan, Inc. 5.550%, 06/01/2045	375,000	477,672
ONEOK Partners LP 6.650%, 10/01/2036	268,000	359,581
Ovintiv, Inc. 6.500%, 08/15/2034	270,000	364,143
Petroleos Mexicanos
4.875%, 01/18/2024	500,000	520,395
6.625%, 06/15/2035	230,000	218,213
Phillips 66 Partners LP 3.750%, 03/01/2028	200,000	216,539
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	1,227,558
6.375%, 12/15/2038	90,000	132,825
Suncor Energy, Inc. 5.950%, 05/15/2035	235,000	305,413
The Williams Companies, Inc. 5.100%, 09/15/2045	400,000	495,233
Tosco Corp. 8.125%, 02/15/2030	383,000	547,793
TotalEnergies Capital SA 4.250%, 12/15/2021	60,000	60,475
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	405,000	527,963
Valero Energy Corp.
2.850%, 04/15/2025	600,000	631,897
7.500%, 04/15/2032	270,000	374,697
		17,689,884
Financials – 6.8%
American Express Company 2.650%, 12/02/2022	345,000	354,339
American International Group, Inc.
4.125%, 02/15/2024	550,000	593,727
6.250%, 05/01/2036	430,000	599,345
Ares Capital Corp. 3.875%, 01/15/2026	1,000,000	1,069,428
Bank of America Corp.
3.300%, 01/11/2023	800,000	830,222
4.450%, 03/03/2026	700,000	783,811
7.750%, 05/14/2038	480,000	750,926
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	386,000	397,800

278

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	$1,700,000	$1,816,327
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,312,000	1,421,995
Bank of America Corp. (3.970% to 3-5-28, then 3 month LIBOR + 1.070%) 03/05/2029	500,000	556,081
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 01/20/2048	500,000	617,165
Barclays Bank PLC 1.700%, 05/12/2022	500,000	503,939
Barclays PLC 4.375%, 01/12/2026	500,000	557,970
Berkshire Hathaway, Inc. 3.125%, 03/15/2026	500,000	542,635
Capital One Bank USA NA 3.375%, 02/15/2023	360,000	374,430
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	2,137,728
3.300%, 10/30/2024	1,500,000	1,609,249
Chubb INA Holdings, Inc. 3.350%, 05/03/2026	300,000	327,231
Citigroup, Inc.
4.450%, 09/29/2027	500,000	568,594
5.500%, 09/13/2025	400,000	461,581
Citigroup, Inc. (2.666% to 1-29-30, then SOFR + 1.146%) 01/29/2031	1,000,000	1,024,137
Citigroup, Inc. (4.281% to 4-24-47, then 3 month LIBOR + 1.839%) 04/24/2048	500,000	609,290
Credit Suisse AG 3.000%, 10/29/2021	750,000	751,472
Credit Suisse Group AG
3.750%, 03/26/2025	250,000	269,614
4.550%, 04/17/2026	800,000	898,660
Discover Financial Services 5.200%, 04/27/2022	120,000	123,176
European Investment Bank
2.500%, 10/15/2024 (C)	1,500,000	1,586,370
3.250%, 01/29/2024	600,000	639,119
Five Corners Funding Trust II 2.850%, 05/15/2030 (D)	800,000	836,232
GE Capital International Funding Company 4.418%, 11/15/2035	822,000	986,443
HSBC Holdings PLC 6.500%, 09/15/2037	660,000	915,024
HSBC Holdings PLC (2.848% to 6-4-30, then SOFR + 2.387%) 06/04/2031	1,000,000	1,025,530
Inter-American Development Bank
1.750%, 09/14/2022	600,000	608,878
2.000%, 07/23/2026	1,000,000	1,045,547
7.000%, 06/15/2025	325,000	398,837
Intercontinental Exchange, Inc. 3.100%, 09/15/2027	400,000	432,536
International Bank for Reconstruction & Development 0.750%, 11/24/2027	1,000,000	970,413
JPMorgan Chase & Co.
3.300%, 04/01/2026	700,000	758,951
3.375%, 05/01/2023	500,000	522,890
3.875%, 02/01/2024	1,300,000	1,397,876
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
6.400%, 05/15/2038	$125,000	$181,897
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029	500,000	543,905
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month LIBOR + 1.330%) 12/05/2029	600,000	691,093
KfW
2.125%, 01/17/2023	600,000	614,784
2.625%, 02/28/2024	800,000	841,393
Liberty Mutual Group, Inc. 3.950%, 05/15/2060 (D)	500,000	555,201
Lincoln National Corp. 7.000%, 06/15/2040	150,000	229,184
MetLife, Inc. 4.600%, 05/13/2046	500,000	641,295
Morgan Stanley
3.700%, 10/23/2024	950,000	1,030,479
4.100%, 05/22/2023	750,000	791,856
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	1,000,000	1,102,166
Morgan Stanley (3.772% to 1-24-28, then 3 month LIBOR + 1.140%) 01/24/2029	550,000	608,584
Raymond James Financial, Inc. 4.950%, 07/15/2046	600,000	775,005
State Street Corp. 3.100%, 05/15/2023	250,000	261,289
Stifel Financial Corp. 4.250%, 07/18/2024	500,000	544,080
Sumitomo Mitsui Financial Group, Inc. 3.784%, 03/09/2026	550,000	606,683
The Allstate Corp. 3.280%, 12/15/2026	500,000	547,702
The Charles Schwab Corp. 3.200%, 01/25/2028	300,000	327,567
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030	700,000	720,454
3.500%, 01/23/2025	750,000	803,348
3.625%, 01/22/2023	500,000	521,124
3.750%, 02/25/2026	500,000	548,667
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036 (C)	170,000	231,337
The PNC Financial Services Group, Inc. 3.450%, 04/23/2029	1,000,000	1,108,044
The Travelers Companies, Inc. 4.050%, 03/07/2048	300,000	362,450
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	63,724
Truist Financial Corp.
1.125%, 08/03/2027	700,000	684,245
2.850%, 10/26/2024	700,000	744,155
U.S. Bancorp 3.000%, 03/15/2022	600,000	606,196
Wells Fargo & Company 3.450%, 02/13/2023	750,000	780,557
Wells Fargo & Company (2.572% to 2-11-30, then SOFR + 1.262%) 02/11/2031	1,000,000	1,021,780
		51,765,762
Health care – 3.6%
Abbott Laboratories
2.950%, 03/15/2025	300,000	319,590

279

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Abbott Laboratories (continued)
3.750%, 11/30/2026	$283,000	$317,453
AbbVie, Inc.
2.900%, 11/06/2022	500,000	513,515
3.200%, 05/14/2026 to 11/21/2029	1,716,000	1,850,002
4.400%, 11/06/2042	260,000	310,591
Aetna, Inc. 3.500%, 11/15/2024	200,000	215,040
Agilent Technologies, Inc. 3.875%, 07/15/2023	250,000	263,665
Allergan Funding SCS 4.750%, 03/15/2045	321,000	363,189
Amgen, Inc.
4.400%, 05/01/2045	260,000	311,006
4.663%, 06/15/2051	659,000	831,466
Anthem, Inc.
4.101%, 03/01/2028	350,000	396,204
4.650%, 08/15/2044	150,000	185,125
AstraZeneca PLC 0.700%, 04/08/2026	500,000	489,504
Baxalta, Inc. 4.000%, 06/23/2025	500,000	547,049
Bayer US Finance II LLC 2.850%, 04/15/2025 (D)	300,000	310,726
Biogen, Inc. 3.250%, 02/15/2051 (D)	561,000	551,519
Boston Scientific Corp. 2.650%, 06/01/2030	500,000	515,984
Bristol-Myers Squibb Company
3.250%, 08/01/2042	500,000	538,477
4.550%, 02/20/2048	300,000	384,832
Cardinal Health, Inc. 3.750%, 09/15/2025	500,000	544,237
Celgene Corp. 3.875%, 08/15/2025	283,000	311,144
Cigna Corp. 4.375%, 10/15/2028	500,000	577,807
CVS Health Corp.
3.875%, 07/20/2025	650,000	711,627
4.300%, 03/25/2028	389,000	443,715
5.050%, 03/25/2048	500,000	643,601
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	65,692	85,459
Eli Lilly & Company 2.250%, 05/15/2050	500,000	451,999
Evernorth Health, Inc. 6.125%, 11/15/2041	330,000	446,521
Gilead Sciences, Inc. 3.650%, 03/01/2026	600,000	657,598
GlaxoSmithKline Capital, Inc.
3.625%, 05/15/2025	500,000	545,950
6.375%, 05/15/2038	210,000	309,811
HCA, Inc.
4.500%, 02/15/2027	500,000	562,853
5.500%, 06/15/2047	400,000	518,702
Humana, Inc. 3.850%, 10/01/2024	350,000	378,716
Johnson & Johnson
2.100%, 09/01/2040	500,000	470,107
5.850%, 07/15/2038	285,000	413,569
Laboratory Corp. of America Holdings 2.950%, 12/01/2029	500,000	530,290
Medtronic, Inc. 4.375%, 03/15/2035	500,000	614,719
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Merck & Company, Inc. 2.750%, 02/10/2025	$850,000	$899,912
Novartis Capital Corp. 3.000%, 11/20/2025	500,000	539,983
Pfizer, Inc.
2.750%, 06/03/2026	713,000	767,596
4.400%, 05/15/2044	264,000	328,992
Quest Diagnostics, Inc.
4.200%, 06/30/2029	500,000	571,191
4.700%, 03/30/2045	500,000	613,046
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050	1,000,000	923,247
Stryker Corp. 4.625%, 03/15/2046	350,000	450,136
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	61,047
4.450%, 12/15/2048	300,000	380,425
5.800%, 03/15/2036	300,000	415,769
Utah Acquisition Sub, Inc. 3.950%, 06/15/2026	500,000	550,799
Viatris, Inc. 2.700%, 06/22/2030 (D)	500,000	505,450
Zimmer Biomet Holdings, Inc.
3.050%, 01/15/2026	500,000	534,816
3.550%, 04/01/2025	500,000	537,504
Zoetis, Inc. 2.000%, 05/15/2030	500,000	495,366
		27,008,641
Industrials – 2.8%
3M Company 3.000%, 08/07/2025	330,000	355,501
AerCap Ireland Capital DAC 4.450%, 04/03/2026	400,000	435,695
Air Lease Corp.
3.125%, 12/01/2030	600,000	614,676
3.625%, 12/01/2027	400,000	428,378
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 06/15/2028	236,100	237,624
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	50,000	60,785
Canadian Pacific Railway Company 4.450%, 03/15/2023	300,000	313,928
Carrier Global Corp. 3.577%, 04/05/2050	500,000	531,222
Caterpillar, Inc. 3.400%, 05/15/2024	500,000	533,903
CSX Corp.
3.350%, 11/01/2025	420,000	454,438
3.800%, 04/15/2050	1,000,000	1,134,586
Deere & Company 3.100%, 04/15/2030	500,000	543,881
Delta Air Lines 2019-1 Class AA Pass Through Trust 3.204%, 04/25/2024	200,000	211,088
Emerson Electric Company 2.625%, 12/01/2021	250,000	250,455
Equifax, Inc. 3.100%, 05/15/2030	1,200,000	1,268,721
FedEx Corp.
3.875%, 08/01/2042	420,000	459,938
4.400%, 01/15/2047	350,000	409,716
General Electric Company
4.500%, 03/11/2044	500,000	602,922
6.750%, 03/15/2032	66,000	90,280

280

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
General Electric Company (continued)
6.875%, 01/10/2039	$168,000	$250,374
Honeywell International, Inc. 1.950%, 06/01/2030	500,000	500,584
John Deere Capital Corp. 2.050%, 01/09/2025 (C)	500,000	519,632
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	185,129
Kansas City Southern 2.875%, 11/15/2029	500,000	524,805
Lockheed Martin Corp. 3.800%, 03/01/2045	400,000	463,978
Norfolk Southern Corp. 4.837%, 10/01/2041	240,000	305,494
Northrop Grumman Corp. 3.250%, 01/15/2028	300,000	324,569
Precision Castparts Corp. 3.250%, 06/15/2025	500,000	537,861
Raytheon Technologies Corp.
4.625%, 11/16/2048	500,000	634,342
6.125%, 07/15/2038	225,000	316,751
Roper Technologies, Inc. 4.200%, 09/15/2028	500,000	568,320
Southwest Airlines Company 5.250%, 05/04/2025	1,200,000	1,354,914
The Boeing Company
2.600%, 10/30/2025	438,000	452,914
5.805%, 05/01/2050	600,000	799,782
8.750%, 09/15/2031	90,000	132,690
Thomson Reuters Corp. 4.500%, 05/23/2043	250,000	269,935
Trane Technologies Global Holding Company, Ltd. 4.300%, 02/21/2048	600,000	717,889
Union Pacific Corp.
3.250%, 08/15/2025	500,000	537,939
3.799%, 10/01/2051	313,000	361,503
3.799%, 04/06/2071 (D)	800,000	900,160
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 10/07/2028	244,495	247,517
United Parcel Service, Inc. 3.400%, 03/15/2029	400,000	444,606
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	681,407
		20,970,832
Information technology – 2.5%
Apple, Inc.
2.400%, 05/03/2023	800,000	825,902
2.450%, 08/04/2026	1,060,000	1,121,610
3.250%, 02/23/2026	500,000	543,909
Applied Materials, Inc.
3.900%, 10/01/2025	470,000	520,674
5.100%, 10/01/2035	470,000	614,694
Automatic Data Processing, Inc. 3.375%, 09/15/2025	752,000	819,219
Broadcom, Inc.
2.600%, 02/15/2033 (D)	1,000,000	960,588
3.137%, 11/15/2035 (D)	600,000	599,128
4.300%, 11/15/2032	700,000	784,443
Cisco Systems, Inc. 5.900%, 02/15/2039	80,000	115,554
Eaton Corp. 3.103%, 09/15/2027	500,000	541,853
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Fiserv, Inc. 2.250%, 06/01/2027	$600,000	$618,869
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,220,219
4.000%, 06/20/2042	210,000	242,371
5.600%, 11/30/2039	21,000	29,115
Intel Corp. 2.700%, 12/15/2022	690,000	709,993
Microsoft Corp.
2.525%, 06/01/2050	1,538,000	1,479,951
3.125%, 11/03/2025	438,000	474,843
NXP BV 3.400%, 05/01/2030 (D)	520,000	564,437
Oracle Corp.
2.400%, 09/15/2023	435,000	450,054
2.650%, 07/15/2026	310,000	326,688
2.950%, 05/15/2025	550,000	583,580
4.125%, 05/15/2045	500,000	538,395
PayPal Holdings, Inc.
2.300%, 06/01/2030	600,000	614,923
2.850%, 10/01/2029	1,000,000	1,067,402
QUALCOMM, Inc. 1.650%, 05/20/2032	566,000	539,056
Visa, Inc.
2.050%, 04/15/2030	600,000	609,532
3.150%, 12/14/2025	463,000	502,066
4.300%, 12/14/2045	463,000	581,213
Xerox Corp. 6.750%, 12/15/2039	60,000	66,036
		18,666,317
Materials – 0.9%
Air Products and Chemicals, Inc. 1.850%, 05/15/2027	500,000	515,122
Eastman Chemical Company 4.650%, 10/15/2044	500,000	598,852
Freeport-McMoRan, Inc. 3.875%, 03/15/2023	500,000	515,850
Glencore Funding LLC 2.625%, 09/23/2031 (D)	500,000	489,650
Huntsman International LLC 4.500%, 05/01/2029	500,000	566,623
International Paper Company 5.000%, 09/15/2035	500,000	618,713
Linde, Inc. 2.450%, 02/15/2022	240,000	240,585
Newmont Corp. 4.875%, 03/15/2042	270,000	339,955
Potash Corp. of Saskatchewan, Inc. 5.625%, 12/01/2040	150,000	193,091
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	139,266
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	346,032
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	485,000	530,105
5.200%, 11/02/2040	250,000	332,855
Teck Resources, Ltd. 6.250%, 07/15/2041	270,000	360,304
The Dow Chemical Company
4.375%, 11/15/2042	590,000	695,406
9.400%, 05/15/2039	130,000	233,117
Vale Overseas, Ltd. 6.875%, 11/10/2039	350,000	473,550
		7,189,076

281

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate – 0.7%
American Campus Communities Operating Partnership LP 3.625%, 11/15/2027	$200,000	$218,351
American Tower Corp. 5.000%, 02/15/2024	500,000	549,344
Crown Castle International Corp. 3.700%, 06/15/2026	400,000	436,606
CubeSmart LP 4.000%, 11/15/2025	200,000	218,702
Digital Realty Trust LP 4.450%, 07/15/2028	200,000	229,336
Duke Realty LP 3.250%, 06/30/2026	200,000	215,482
Extra Space Storage LP 2.350%, 03/15/2032	500,000	488,450
Mid-America Apartments LP 3.950%, 03/15/2029	800,000	900,439
Service Properties Trust 4.500%, 03/15/2025	200,000	200,000
Simon Property Group LP
3.375%, 06/15/2027	500,000	545,965
3.500%, 09/01/2025	441,500	479,553
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	512,375
		4,994,603
Utilities – 2.2%
AEP Transmission Company LLC 3.750%, 12/01/2047	400,000	448,552
Ameren Corp. 3.500%, 01/15/2031	1,000,000	1,087,390
American Water Capital Corp. 4.300%, 09/01/2045	350,000	420,352
Arizona Public Service Company 3.350%, 05/15/2050	500,000	521,425
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	606,846
6.125%, 04/01/2036	436,000	603,578
Consolidated Edison Company of New York, Inc. 3.950%, 04/01/2050	700,000	798,756
Dominion Energy, Inc.
3.375%, 04/01/2030	600,000	649,941
3.900%, 10/01/2025	242,000	264,532
Duke Energy Carolinas LLC 6.000%, 01/15/2038	200,000	278,079
Duke Energy Corp.
3.750%, 04/15/2024	500,000	533,499
4.800%, 12/15/2045	500,000	619,836
Entergy Texas, Inc. 1.750%, 03/15/2031	700,000	663,054
Essential Utilities, Inc. 4.276%, 05/01/2049	500,000	589,210
Eversource Energy 4.250%, 04/01/2029	500,000	571,472
Exelon Corp. 3.400%, 04/15/2026	542,000	587,053
Exelon Generation Company LLC 6.250%, 10/01/2039	160,000	204,281
Florida Power & Light Company 5.650%, 02/01/2037	290,000	395,138
Georgia Power Company 5.950%, 02/01/2039 (C)	335,000	445,204
Indiana Michigan Power Company 6.050%, 03/15/2037	187,000	256,000
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NextEra Energy Capital Holdings, Inc. 2.250%, 06/01/2030	$700,000	$703,993
NiSource, Inc. 3.950%, 03/30/2048	400,000	452,638
Oncor Electric Delivery Company LLC 7.500%, 09/01/2038	188,000	301,954
Pacific Gas & Electric Company
2.500%, 02/01/2031	600,000	571,066
3.450%, 07/01/2025	30,000	31,333
3.750%, 07/01/2028	30,000	31,388
4.550%, 07/01/2030	227,000	245,462
4.950%, 07/01/2050	227,000	241,498
PacifiCorp 6.000%, 01/15/2039	335,000	466,977
Public Service Company of Colorado 3.600%, 09/15/2042	500,000	557,197
Public Service Electric & Gas Company 3.000%, 05/15/2025	250,000	265,280
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	280,671
Southern California Edison Company
2.250%, 06/01/2030	700,000	687,157
5.350%, 07/15/2035	130,000	161,530
The Southern Company 3.250%, 07/01/2026	572,000	615,511
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	51,011
8.875%, 11/15/2038	190,000	333,759
Xcel Energy, Inc. 3.300%, 06/01/2025	400,000	426,883
		16,969,506
TOTAL CORPORATE BONDS (Cost $188,491,660)		$209,355,750
MUNICIPAL BONDS – 0.7%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	88,450
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	207,492
Maryland State Transportation Authority 5.888%, 07/01/2043	60,000	82,903
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	69,665
New Jersey Turnpike Authority 7.102%, 01/01/2041 (C)	90,000	143,048
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	437,422
New York State Urban Development Corp. 5.770%, 03/15/2039	300,000	373,803
State of California, GO
7.300%, 10/01/2039	400,000	632,204
7.500%, 04/01/2034	80,000	123,177
State of Illinois, GO
5.100%, 06/01/2033	115,000	134,038
7.350%, 07/01/2035	280,000	355,445
State of Texas, GO 5.517%, 04/01/2039	260,000	373,847
State of Utah, GO
3.539%, 07/01/2025	390,000	412,402
4.554%, 07/01/2024	150,000	160,006
State of Washington, GO 5.481%, 08/01/2039	260,000	359,511

282

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	$310,000	$378,096
University of California 5.770%, 05/15/2043	320,000	444,232
TOTAL MUNICIPAL BONDS (Cost $3,686,744)		$4,775,741
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.4%
Commercial and residential – 2.1%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4 3.705%, 09/15/2048	145,000	156,922
BANK Series 2017-BNK6, Class A4 3.254%, 07/15/2060	2,000,000	2,150,906
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	1,196,927
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	488,940	495,757
Series 2012-CR5, Class A4, 2.771%, 12/10/2045	179,000	182,996
Series 2013-CR8, Class AM, 3.924%, 06/10/2046 (D)(E)	630,000	657,909
Series 2014-CR14, Class A3, 3.955%, 02/10/2047	1,000,000	1,059,868
Series 2014-CR21, Class A3, 3.528%, 12/10/2047	639,549	678,402
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	1,085,394
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	3,000,000	3,175,449
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	3,000,000	3,258,124
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A4 4.133%, 08/15/2046 (E)	301,517	314,095
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, 12/15/2046	500,000	531,022
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.918%, 02/15/2046	240,000	245,363
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class AS 4.013%, 06/15/2048 (E)	500,000	540,812
		15,729,946
U.S. Government Agency – 0.3%
Federal Home Loan Mortgage Corp.
Series K041, Class A2, 3.171%, 10/25/2024	700,000	748,569
Series K047, Class A2, 3.329%, 05/25/2025 (E)	700,000	757,967
Series K050, Class A2, 3.334%, 08/25/2025 (E)	700,000	760,278
		2,266,814
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,548,204)		$17,996,760
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS – 0.0%
Energy – 0.0%
Noble Corp. (F)	38	$1,022
TOTAL COMMON STOCKS (Cost $508)		$1,022
WARRANTS – 0.0%
Noble Corp. (Expiration Date: 2-5-28; Strike Price: $23.13) (F)	154	2,156
TOTAL WARRANTS (Cost $279)		$2,156
SHORT-TERM INVESTMENTS – 17.1%
Short-term funds – 17.1%
John Hancock Collateral Trust, 0.0303% (G)(H)	224,313	2,244,517
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (G)	127,357,599	127,357,599
TOTAL SHORT-TERM INVESTMENTS (Cost $129,602,203)		$129,602,116
Total Investments (Total Bond Market Trust) (Cost $843,753,688) – 115.9%		$878,003,148
Other assets and liabilities, net – (15.9%)		(120,163,863)
TOTAL NET ASSETS – 100.0%		$757,839,285
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $2,141,566.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Non-income producing security.
(G)	The rate shown is the annualized seven-day yield as of 9-30-21.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.5%
Communication services – 10.6%
Diversified telecommunication services – 0.9%
AT&T, Inc.	130,688	$3,529,883
ATN International, Inc.	316	14,805
Bandwidth, Inc., Class A (A)	499	45,050
Cogent Communications Holdings, Inc.	979	69,352
Consolidated Communications Holdings, Inc. (A)	1,652	15,182

283

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Globalstar, Inc. (A)(B)	32,583	$54,414
IDT Corp., Class B (A)	637	26,722
Iridium Communications, Inc. (A)	2,764	110,145
Lumen Technologies, Inc.	21,754	269,532
Ooma, Inc. (A)	511	9,510
Verizon Communications, Inc.	75,245	4,063,982
		8,208,577
Entertainment – 1.9%
Activision Blizzard, Inc.	14,392	1,113,797
AMC Entertainment Holdings, Inc., Class A (A)(B)	9,097	346,232
Cinedigm Corp., Class A (A)	1,164	2,922
Cinemark Holdings, Inc. (A)	2,446	46,988
Electronic Arts, Inc.	5,235	744,679
Endeavor Group Holdings, Inc., Class A (A)(B)	9,527	273,139
Gaia, Inc. (A)	509	4,825
Liberty Media Corp.-Liberty Braves, Class A (A)	1,147	30,866
Liberty Media Corp.-Liberty Formula One, Series A (A)	4,894	230,263
Lions Gate Entertainment Corp., Class B (A)	4,693	61,009
Live Nation Entertainment, Inc. (A)	4,406	401,519
LiveXLive Media, Inc. (A)	610	1,824
Madison Square Garden Entertainment Corp. (A)	552	40,114
Madison Square Garden Sports Corp. (A)	499	92,789
Netflix, Inc. (A)	8,118	4,954,740
ROBLOX Corp., Class A (A)	10,263	775,370
Roku, Inc. (A)	2,453	768,648
Sciplay Corp., Class A (A)	2,733	56,546
Take-Two Interactive Software, Inc. (A)	2,246	346,041
The Marcus Corp. (A)	654	11,412
The Walt Disney Company (A)	33,435	5,656,199
Warner Music Group Corp., Class A	9,713	415,134
World Wrestling Entertainment, Inc., Class A	1,652	92,942
Zynga, Inc., Class A (A)	19,797	149,071
		16,617,069
Interactive media and services – 6.2%
Actua Corp. (A)(C)	909	68
Alphabet, Inc., Class A (A)	5,463	14,605,440
Alphabet, Inc., Class C (A)	6,499	17,321,850
Angi, Inc., Class A (A)	10,603	130,841
Bumble, Inc., Class A (A)	895	44,732
CarGurus, Inc. (A)	2,365	74,285
Cars.com, Inc. (A)	1,453	18,380
Eventbrite, Inc., Class A (A)	1,808	34,189
EverQuote, Inc., Class A (A)	566	10,545
Facebook, Inc., Class A (A)	51,931	17,624,862
IAC/InterActiveCorp (A)	1,721	224,229
Kubient, Inc. (A)	256	827
Liberty TripAdvisor Holdings, Inc., Class A (A)	1,370	4,233
Match Group, Inc. (A)	4,980	781,810
Pinterest, Inc., Class A (A)	11,654	593,771
QuinStreet, Inc. (A)	1,130	19,843
Snap, Inc., Class A (A)	23,773	1,756,112
Super League Gaming, Inc. (A)	1,312	4,080
TripAdvisor, Inc. (A)	2,658	89,973
TrueCar, Inc. (A)	2,492	10,367
Twitter, Inc. (A)	14,736	889,907
Vimeo, Inc. (A)	2,863	84,086
Yelp, Inc. (A)	1,481	55,152
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Zillow Group, Inc., Class C (A)	4,332	$381,822
ZoomInfo Technologies, Inc., Class A (A)	6,538	400,060
		55,161,464
Media – 1.3%
Altice USA, Inc., Class A (A)	8,719	180,658
AMC Networks, Inc., Class A (A)	962	44,820
Audacy, Inc. (A)	3,101	11,412
Boston Omaha Corp., Class A (A)	528	20,476
Cable One, Inc.	114	206,697
Cardlytics, Inc. (A)	535	44,908
Charter Communications, Inc., Class A (A)	2,778	2,021,162
Clear Channel Outdoor Holdings, Inc. (A)	8,922	24,179
Comcast Corp., Class A	84,640	4,733,915
Discovery, Inc., Series A (A)(B)	9,625	244,283
Discovery, Inc., Series C (A)	724	17,571
DISH Network Corp., Class A (A)	9,877	429,254
Emerald Holding, Inc. (A)	1,734	7,526
Entravision Communications Corp., Class A	2,355	16,721
Fox Corp., Class B	7,492	278,103
Gannett Company, Inc. (A)	2,798	18,691
Gray Television, Inc.	2,122	48,424
Hemisphere Media Group, Inc. (A)	614	7,479
iHeartMedia, Inc., Class A (A)	94	2,352
John Wiley & Sons, Inc., Class A	1,105	57,692
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	5,951	280,709
Loral Space & Communications, Inc.	501	21,548
Meredith Corp. (A)	965	53,751
National CineMedia, Inc.	1,758	6,258
News Corp., Class A	11,420	268,713
Nexstar Media Group, Inc., Class A	936	142,235
Omnicom Group, Inc.	4,046	293,173
PubMatic, Inc., Class A (A)	494	13,017
Saga Communications, Inc., Class A	930	21,158
Scholastic Corp.	780	27,807
Sinclair Broadcast Group, Inc., Class A	1,912	60,572
Sirius XM Holdings, Inc. (B)	78,403	478,258
TechTarget, Inc. (A)	625	51,513
TEGNA, Inc.	4,077	80,398
The EW Scripps Company, Class A	1,766	31,894
The Interpublic Group of Companies, Inc.	7,904	289,840
The New York Times Company, Class A	3,053	150,421
Tremor International, Ltd. (A)	81	739
ViacomCBS, Inc., Class B	11,857	468,470
WideOpenWest, Inc. (A)	1,455	28,591
		11,185,388
Wireless telecommunication services – 0.3%
Gogo, Inc. (A)	2,008	34,738
Shenandoah Telecommunications Company	1,051	33,191
Spok Holdings, Inc.	499	5,100
Telephone & Data Systems, Inc.	2,451	47,795
T-Mobile US, Inc. (A)	23,046	2,944,357
United States Cellular Corp. (A)	1,559	49,717
		3,114,898
		94,287,396

284

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 12.8%
Auto components – 0.2%
American Axle & Manufacturing Holdings, Inc. (A)	2,288	$20,157
Autoliv, Inc.	1,369	117,351
BorgWarner, Inc.	4,199	181,439
Dana, Inc.	3,021	67,187
Dorman Products, Inc. (A)	683	64,660
Fox Factory Holding Corp. (A)	808	116,788
Gentex Corp.	3,814	125,786
Gentherm, Inc. (A)	714	57,784
LCI Industries	524	70,546
Lear Corp.	1,062	166,182
Modine Manufacturing Company (A)	1,173	13,290
Motorcar Parts of America, Inc. (A)	476	9,282
Patrick Industries, Inc.	506	42,150
QuantumScape Corp. (A)	10,810	265,277
Standard Motor Products, Inc.	472	20,631
Stoneridge, Inc. (A)	619	12,621
Tenneco, Inc., Class A (A)	1,001	14,284
The Goodyear Tire & Rubber Company (A)	5,858	103,687
Veoneer, Inc. (A)(B)	2,448	83,379
Visteon Corp. (A)	596	56,256
		1,608,737
Automobiles – 2.0%
Arcimoto, Inc. (A)	197	2,252
AYRO, Inc. (A)	733	2,500
Ford Motor Company (A)	74,176	1,050,332
General Motors Company (A)	26,511	1,397,395
Harley-Davidson, Inc.	3,110	113,857
Lucid Group, Inc. (A)	36,280	920,786
Tesla, Inc. (A)	17,704	13,729,098
Thor Industries, Inc.	1,156	141,911
Winnebago Industries, Inc.	650	47,093
		17,405,224
Distributors – 0.1%
Funko, Inc., Class A (A)	1,079	19,649
Genuine Parts Company	2,698	327,079
Greenlane Holdings, Inc., Class A (A)	2,197	5,207
LKQ Corp. (A)	5,851	294,422
Pool Corp.	737	320,160
Weyco Group, Inc.	262	5,937
		972,454
Diversified consumer services – 0.1%
2U, Inc. (A)	1,345	45,152
Adtalem Global Education, Inc. (A)	976	36,903
American Public Education, Inc. (A)	372	9,527
Bright Horizons Family Solutions, Inc. (A)	1,171	163,261
Carriage Services, Inc.	454	20,244
Chegg, Inc. (A)	2,536	172,499
Coursera, Inc. (A)	784	24,814
frontdoor, Inc. (A)	1,584	66,370
Graham Holdings Company, Class B	8	4,713
Grand Canyon Education, Inc. (A)	934	82,155
H&R Block, Inc.	3,912	97,800
Houghton Mifflin Harcourt Company (A)	2,879	38,665
ITT Educational Services, Inc. (A)	608	0
Laureate Education, Inc., Class A (A)	4,397	74,705
Perdoceo Education Corp. (A)	1,522	16,072
Regis Corp. (A)	845	2,941
Select Interior Concepts, Inc., Class A (A)	642	9,258
Service Corp. International	3,677	221,576
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
StoneMor, Inc. (A)	3,034	$7,494
Strategic Education, Inc.	459	32,360
Stride, Inc. (A)	857	30,801
Terminix Global Holdings, Inc. (A)	2,398	99,925
WW International, Inc. (A)	1,417	25,860
XpresSpa Group, Inc. (A)(B)	2,007	2,950
		1,286,045
Hotels, restaurants and leisure – 2.3%
Airbnb, Inc., Class A (A)	11,378	1,908,660
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	5,209	171,168
Bally's Corp. (A)	719	36,051
Biglari Holdings, Inc., Class B (A)	58	9,965
BJ's Restaurants, Inc. (A)	418	17,456
Bloomin' Brands, Inc. (A)	1,832	45,800
Bluegreen Vacations Holding Corp. (A)	1,283	33,101
Booking Holdings, Inc. (A)	748	1,775,655
Boyd Gaming Corp. (A)	2,333	147,586
Brinker International, Inc. (A)	773	37,916
Caesars Entertainment, Inc. (A)	3,382	379,731
Carnival Corp. (A)	17,758	444,128
Carrols Restaurant Group, Inc.	1,021	3,737
Cedar Fair LP (A)	1,175	54,497
Century Casinos, Inc. (A)	691	9,308
Chipotle Mexican Grill, Inc. (A)	526	956,016
Choice Hotels International, Inc.	1,159	146,463
Churchill Downs, Inc.	782	187,743
Chuy's Holdings, Inc. (A)	395	12,454
Cracker Barrel Old Country Store, Inc.	497	69,500
Darden Restaurants, Inc.	2,531	383,371
Dave & Buster's Entertainment, Inc. (A)	654	25,068
Denny's Corp. (A)	1,245	20,343
Dine Brands Global, Inc. (A)	348	28,261
Domino's Pizza, Inc.	710	338,642
DraftKings, Inc., Class A (A)(B)	14,490	697,838
Drive Shack, Inc. (A)	1,927	5,415
El Pollo Loco Holdings, Inc. (A)	824	13,926
Everi Holdings, Inc. (A)	1,749	42,291
Expedia Group, Inc. (A)	2,827	463,345
Fiesta Restaurant Group, Inc. (A)	709	7,771
Golden Entertainment, Inc. (A)	617	30,289
Hall of Fame Resort & Entertainment Company (A)	529	1,402
Hilton Grand Vacations, Inc. (A)	1,803	85,769
Hilton Worldwide Holdings, Inc. (A)	4,511	595,948
Hyatt Hotels Corp., Class A (A)	1,966	151,579
Jack in the Box, Inc.	490	47,692
Las Vegas Sands Corp. (A)	14,043	513,974
Marriott International, Inc., Class A (A)	6,139	909,125
Marriott Vacations Worldwide Corp.	878	138,136
McDonald's Corp.	13,213	3,185,786
MGM Resorts International	9,941	428,954
Monarch Casino & Resort, Inc. (A)	382	25,590
Nathan's Famous, Inc.	100	6,117
Noodles & Company (A)	1,045	12,331
Norwegian Cruise Line Holdings, Ltd. (A)	4,498	120,142
Papa John's International, Inc.	670	85,083
Penn National Gaming, Inc. (A)	2,783	201,656
Planet Fitness, Inc., Class A (A)	1,802	141,547
PlayAGS, Inc. (A)	812	6,399
RCI Hospitality Holdings, Inc.	238	16,305
Red Robin Gourmet Burgers, Inc. (A)	308	7,102
Red Rock Resorts, Inc., Class A (A)	2,475	126,770
Restaurant Brands International LP	82	5,004

285

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Royal Caribbean Cruises, Ltd. (A)	4,371	$388,800
Ruth's Hospitality Group, Inc. (A)	679	14,062
Scientific Games Corp. (A)	1,986	164,977
SeaWorld Entertainment, Inc. (A)	1,657	91,665
Shake Shack, Inc., Class A (A)	792	62,140
Six Flags Entertainment Corp. (A)	1,773	75,353
Starbucks Corp.	21,759	2,400,235
Texas Roadhouse, Inc.	1,455	132,885
The Cheesecake Factory, Inc. (A)	940	44,180
The Wendy's Company	4,472	96,953
Travel + Leisure Company	1,894	103,280
Vail Resorts, Inc. (A)	751	250,872
Wingstop, Inc.	618	101,309
Wyndham Hotels & Resorts, Inc.	1,985	153,222
Wynn Resorts, Ltd. (A)	2,242	190,010
Yum! Brands, Inc.	5,398	660,229
		20,246,107
Household durables – 0.4%
Aterian, Inc. (A)(B)	586	6,346
Bassett Furniture Industries, Inc.	298	5,397
Beazer Homes USA, Inc. (A)	757	13,058
Cavco Industries, Inc. (A)	196	46,401
Century Communities, Inc.	679	41,725
Cricut, Inc., Class A (A)(B)	3,515	96,944
D.R. Horton, Inc.	6,613	555,294
Ethan Allen Interiors, Inc.	592	14,030
Flexsteel Industries, Inc.	230	7,102
GoPro, Inc., Class A (A)	3,474	32,517
Green Brick Partners, Inc. (A)	1,182	24,255
Hamilton Beach Brands Holding Company, Class A	354	5,547
Hamilton Beach Brands Holding Company, Class B	241	3,776
Helen of Troy, Ltd. (A)	477	107,172
Hooker Furnishings Corp.	271	7,314
Hovnanian Enterprises, Inc., Class A (A)	148	14,266
Installed Building Products, Inc.	636	68,147
iRobot Corp. (A)	605	47,493
KB Home	1,848	71,924
La-Z-Boy, Inc.	986	31,779
Legacy Housing Corp. (A)	580	10,423
Leggett & Platt, Inc.	2,764	123,938
Lennar Corp., A Shares	5,721	535,943
M/I Homes, Inc. (A)	609	35,200
MDC Holdings, Inc.	1,420	66,342
Meritage Homes Corp. (A)	612	59,364
Mohawk Industries, Inc. (A)	1,330	235,942
Newell Brands, Inc.	8,877	196,537
NVR, Inc. (A)	53	254,086
PulteGroup, Inc.	4,745	217,890
Purple Innovation, Inc. (A)	922	19,380
Skyline Champion Corp. (A)	1,218	73,153
Sonos, Inc. (A)	2,332	75,464
Taylor Morrison Home Corp. (A)	2,853	73,550
Tempur Sealy International, Inc.	4,262	197,799
The Lovesac Company (A)	354	23,396
Toll Brothers, Inc.	2,331	128,881
TopBuild Corp. (A)	712	145,825
Tri Pointe Homes, Inc. (A)	2,144	45,067
Tupperware Brands Corp. (A)	1,115	23,549
Universal Electronics, Inc. (A)	312	15,366
Vizio Holding Corp., Class A (A)	36	765
VOXX International Corp. (A)	1,072	12,274
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Whirlpool Corp.	1,133	$230,973
		4,001,594
Internet and direct marketing retail – 4.0%
1-800-Flowers.com, Inc., Class A (A)	1,394	42,531
1847 Goedeker, Inc. (A)	2,236	7,021
Amazon.com, Inc. (A)	9,239	30,350,485
Chewy, Inc., Class A (A)(B)	7,913	538,954
ContextLogic, Inc., Class A (A)(B)	11,179	61,037
DoorDash, Inc., Class A (A)	6,049	1,245,973
Duluth Holdings, Inc., Class B (A)	700	9,541
eBay, Inc.	12,433	866,207
Etsy, Inc. (A)	2,431	505,551
Groupon, Inc. (A)	624	14,233
Just Eat Takeaway.com NV (A)	2,538	36,877
Lands' End, Inc. (A)	743	17,490
Liquidity Services, Inc. (A)	965	20,854
Magnite, Inc. (A)	1,986	55,608
Opendoor Technologies, Inc. (A)	19,441	399,124
Overstock.com, Inc. (A)	772	60,154
PetMed Express, Inc.	456	12,253
Poshmark, Inc., Class A (A)	721	17,131
Quotient Technology, Inc. (A)	1,851	10,773
Qurate Retail, Inc., Series A	8,500	86,615
Remark Holdings, Inc. (A)	1,705	1,790
Revolve Group, Inc. (A)	1,471	90,864
RumbleON, Inc., Class B (A)	39	1,520
Shutterstock, Inc.	747	84,650
Stamps.com, Inc. (A)	358	118,065
Stitch Fix, Inc., Class A (A)	2,150	85,893
The RealReal, Inc. (A)	1,823	24,027
ThredUp, Inc., Class A (A)	1,343	29,130
Wayfair, Inc., Class A (A)	1,927	492,368
		35,286,719
Leisure products – 0.2%
Acushnet Holdings Corp.	1,579	73,739
American Outdoor Brands, Inc. (A)	307	7,540
Brunswick Corp.	1,697	161,673
Callaway Golf Company (A)	1,981	54,735
Clarus Corp.	526	13,481
Escalade, Inc.	418	7,904
Hasbro, Inc.	2,684	239,466
Hayward Holdings, Inc. (A)	820	18,237
Johnson Outdoors, Inc., Class A	217	22,959
Malibu Boats, Inc., Class A (A)	437	30,581
Marine Products Corp.	742	9,282
MasterCraft Boat Holdings, Inc. (A)	441	11,060
Mattel, Inc. (A)	7,297	135,432
Nautilus, Inc. (A)	464	4,320
Peloton Interactive, Inc., Class A (A)	5,619	489,134
Polaris, Inc.	1,232	147,421
Smith & Wesson Brands, Inc.	1,231	25,556
Sturm Ruger & Company, Inc.	342	25,233
Vista Outdoor, Inc. (A)	1,284	51,758
YETI Holdings, Inc. (A)	1,811	155,185
		1,684,696
Multiline retail – 0.4%
Big Lots, Inc.	827	35,859
Dillard's, Inc., Class A	529	91,263
Dollar General Corp.	4,313	914,960
Dollar Tree, Inc. (A)	4,275	409,203
Kohl's Corp.	3,223	151,771
Macy's, Inc.	6,460	145,996
Nordstrom, Inc. (A)	3,244	85,804
Ollie's Bargain Outlet Holdings, Inc. (A)	1,336	80,534

286

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
Target Corp.	9,085	$2,078,375
		3,993,765
Specialty retail – 2.3%
Abercrombie & Fitch Company, Class A (A)	1,358	51,102
Advance Auto Parts, Inc.	1,216	254,010
American Eagle Outfitters, Inc.	3,537	91,255
America's Car-Mart, Inc. (A)	119	13,897
Asbury Automotive Group, Inc. (A)	403	79,286
AutoNation, Inc. (A)	1,625	197,860
AutoZone, Inc. (A)	387	657,122
Barnes & Noble Education, Inc. (A)	1,248	12,468
Bath & Body Works, Inc.	5,296	333,807
Bed Bath & Beyond, Inc. (A)	2,528	43,671
Best Buy Company, Inc.	4,684	495,146
Boot Barn Holdings, Inc. (A)	611	54,300
Burlington Stores, Inc. (A)	1,195	338,866
Caleres, Inc.	889	19,754
Camping World Holdings, Inc., Class A	1,893	73,581
CarMax, Inc. (A)	3,061	391,686
Carvana Company (A)	3,262	983,623
Chico's FAS, Inc. (A)	2,691	12,083
Citi Trends, Inc. (A)	286	20,867
Conn's, Inc. (A)	510	11,643
Designer Brands, Inc., Class A (A)	1,564	21,787
Destination XL Group, Inc. (A)	134	820
Dick's Sporting Goods, Inc.	1,834	219,658
EVgo, Inc. (A)(B)	41,605	339,081
Express, Inc. (A)	695	3,280
Five Below, Inc. (A)	1,162	205,453
Floor & Decor Holdings, Inc., Class A (A)	2,115	255,471
Foot Locker, Inc.	1,841	84,060
GameStop Corp., Class A (A)(B)	1,393	244,430
Genesco, Inc. (A)	319	18,416
Group 1 Automotive, Inc.	389	73,085
Guess?, Inc.	1,387	29,141
Haverty Furniture Companies, Inc.	468	15,776
Hibbett, Inc.	399	28,225
Leslie's, Inc. (A)	624	12,817
Lithia Motors, Inc.	485	153,764
Lowe's Companies, Inc.	13,002	2,637,586
Lumber Liquidators Holdings, Inc. (A)	701	13,095
MarineMax, Inc. (A)	503	24,406
Monro, Inc.	705	40,545
Murphy USA, Inc.	538	89,986
National Vision Holdings, Inc. (A)	1,673	94,976
O'Reilly Automotive, Inc. (A)	1,240	757,714
Party City Holdco, Inc. (A)	1,740	12,354
Penske Automotive Group, Inc.	1,591	160,055
Rent-A-Center, Inc.	1,196	67,227
RH (A)	398	265,430
Ross Stores, Inc.	6,421	698,926
Sally Beauty Holdings, Inc. (A)	2,432	40,979
Shoe Carnival, Inc.	604	19,582
Signet Jewelers, Ltd.	1,125	88,830
Sleep Number Corp. (A)	608	56,836
Sonic Automotive, Inc., Class A	881	46,288
Sportsman's Warehouse Holdings, Inc. (A)	611	10,754
The Aaron's Company, Inc.	707	19,471
The Buckle, Inc.	978	38,719
The Cato Corp., Class A	560	9,262
The Children's Place, Inc. (A)	330	24,836
The Container Store Group, Inc. (A)	658	6,264
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The Gap, Inc.	7,254	$164,666
The Home Depot, Inc.	18,108	5,944,132
The ODP Corp. (A)	1,563	62,770
The TJX Companies, Inc.	21,978	1,450,108
Tilly's, Inc., Class A	701	9,821
Tractor Supply Company	2,217	449,186
Ulta Beauty, Inc. (A)	1,059	382,214
Urban Outfitters, Inc. (A)	2,057	61,072
Victoria's Secret & Company (A)	1,765	97,534
Vroom, Inc. (A)	1,684	37,166
Williams-Sonoma, Inc.	1,458	258,547
Winmark Corp.	75	16,127
Zumiez, Inc. (A)	551	21,908
		20,020,663
Textiles, apparel and luxury goods – 0.8%
Carter's, Inc.	772	75,069
Columbia Sportswear Company	1,104	105,807
Crocs, Inc. (A)	1,447	207,616
Culp, Inc.	350	4,508
Deckers Outdoor Corp. (A)	498	179,380
Fossil Group, Inc. (A)	1,160	13,746
G-III Apparel Group, Ltd. (A)	1,025	29,008
Hanesbrands, Inc.	6,891	118,250
Kontoor Brands, Inc.	1,195	59,690
Levi Strauss & Company, Class A	7,699	188,702
Movado Group, Inc.	510	16,060
NIKE, Inc., Class B	28,917	4,199,616
Oxford Industries, Inc.	352	31,740
PVH Corp. (A)	1,528	157,063
Ralph Lauren Corp.	1,384	153,679
Rocky Brands, Inc.	193	9,189
Skechers USA, Inc., Class A (A)	3,142	132,341
Steven Madden, Ltd.	1,594	64,015
Superior Group of Companies, Inc.	407	9,479
Tapestry, Inc.	5,678	210,200
Under Armour, Inc., Class A (A)	9,445	190,600
Unifi, Inc. (A)	438	9,605
Vera Bradley, Inc. (A)	773	7,274
VF Corp.	7,014	469,868
Wolverine World Wide, Inc.	1,702	50,788
		6,693,293
		113,199,297
Consumer staples – 5.6%
Beverages – 1.3%
Brown-Forman Corp., Class B	8,649	579,569
Celsius Holdings, Inc. (A)	1,510	136,036
Coca-Cola Consolidated, Inc.	196	77,259
Constellation Brands, Inc., Class A	3,515	740,575
Keurig Dr. Pepper, Inc.	27,260	931,202
MGP Ingredients, Inc.	345	22,460
Molson Coors Beverage Company, Class B	3,946	183,015
Monster Beverage Corp. (A)	9,915	880,749
National Beverage Corp.	1,990	104,455
NewAge, Inc. (A)	1,610	2,238
PepsiCo, Inc.	25,092	3,774,088
Primo Water Corp.	546	8,583
The Boston Beer Company, Inc., Class A (A)	240	122,340
The Coca-Cola Company	78,888	4,139,253
		11,701,822
Food and staples retailing – 1.5%
Albertsons Companies, Inc., Class A (B)	8,787	273,539
BJ's Wholesale Club Holdings, Inc. (A)	2,669	146,581

287

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Casey's General Stores, Inc.	646	$121,739
Costco Wholesale Corp.	8,015	3,601,540
Grocery Outlet Holding Corp. (A)	1,883	40,616
HF Foods Group, Inc. (A)	1,021	6,177
Ingles Markets, Inc., Class A	443	29,251
Natural Grocers by Vitamin Cottage, Inc.	601	6,743
Performance Food Group Company (A)	2,758	128,137
PriceSmart, Inc.	644	49,942
Rite Aid Corp. (A)	1,197	16,997
SpartanNash Company	869	19,031
Sprouts Farmers Market, Inc. (A)	2,519	58,365
Sysco Corp.	9,614	754,699
The Andersons, Inc.	755	23,277
The Chefs' Warehouse, Inc. (A)	665	21,659
The Kroger Company	13,834	559,309
U.S. Foods Holding Corp. (A)	4,546	157,564
United Natural Foods, Inc. (A)	1,210	58,588
Village Super Market, Inc., Class A	374	8,108
Walgreens Boots Alliance, Inc.	15,828	744,707
Walmart, Inc.	51,237	7,141,413
Weis Markets, Inc.	558	29,323
		13,997,305
Food products – 1.0%
Alico, Inc.	195	6,677
Archer-Daniels-Midland Company	10,167	610,122
B&G Foods, Inc. (B)	1,345	40,202
Beyond Meat, Inc. (A)(B)	1,287	135,470
Bunge, Ltd.	2,731	222,085
Calavo Growers, Inc.	372	14,225
Cal-Maine Foods, Inc.	948	34,280
Campbell Soup Company	5,758	240,742
Conagra Brands, Inc.	9,157	310,148
Darling Ingredients, Inc. (A)	3,349	240,793
Flowers Foods, Inc.	4,259	100,640
Fresh Del Monte Produce, Inc.	1,036	33,380
Freshpet, Inc. (A)	763	108,872
General Mills, Inc.	11,113	664,780
Hormel Foods Corp.	8,327	341,407
Hostess Brands, Inc. (A)	2,739	47,576
Ingredion, Inc.	1,127	100,314
J&J Snack Foods Corp.	393	60,058
John B. Sanfilippo & Son, Inc.	247	20,185
Kellogg Company	6,139	392,405
Lamb Weston Holdings, Inc.	2,892	177,482
Lancaster Colony Corp.	432	72,926
Landec Corp. (A)	729	6,721
Limoneira Company	402	6,500
McCormick & Company, Inc.	4,936	399,964
Mondelez International, Inc., Class A	25,253	1,469,220
Pilgrim's Pride Corp. (A)	4,994	145,226
Post Holdings, Inc. (A)	1,233	135,827
Sanderson Farms, Inc.	465	87,513
Seaboard Corp.	17	69,700
Seneca Foods Corp., Class A (A)	231	11,139
The Hain Celestial Group, Inc. (A)	2,077	88,854
The Hershey Company	3,776	639,088
The J.M. Smucker Company	1,442	173,083
The Kraft Heinz Company	22,286	820,571
The Simply Good Foods Company (A)	1,921	66,255
Tootsie Roll Industries, Inc.	1,302	39,620
TreeHouse Foods, Inc. (A)	1,183	47,178
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Tyson Foods, Inc., Class A	6,498	$512,952
		8,694,180
Household products – 1.0%
Central Garden & Pet Company, Class A (A)	1,200	51,600
Church & Dwight Company, Inc.	4,606	380,317
Colgate-Palmolive Company	15,543	1,174,740
Energizer Holdings, Inc.	1,450	56,623
Kimberly-Clark Corp.	5,663	750,008
Oil-Dri Corp. of America	183	6,405
Reynolds Consumer Products, Inc.	1,546	42,268
Spectrum Brands Holdings, Inc.	994	95,096
The Clorox Company	2,297	380,406
The Procter & Gamble Company	41,370	5,783,526
WD-40 Company	246	56,944
		8,777,933
Personal products – 0.3%
BellRing Brands, Inc., Class A (A)	593	18,235
Coty, Inc., Class A (A)	15,881	124,825
Edgewell Personal Care Company	1,170	42,471
elf Beauty, Inc. (A)	1,098	31,897
Herbalife Nutrition, Ltd. (A)	2,538	107,560
Inter Parfums, Inc.	645	48,227
Medifast, Inc.	247	47,582
Nature's Sunshine Products, Inc.	585	8,570
Nu Skin Enterprises, Inc., Class A	1,184	47,916
Revlon, Inc., Class A (A)	1,150	11,627
The Estee Lauder Companies, Inc., Class A	6,714	2,013,730
USANA Health Sciences, Inc. (A)	464	42,781
Veru, Inc. (A)	1,088	9,281
		2,554,702
Tobacco – 0.5%
22nd Century Group, Inc. (A)	3,359	9,943
Altria Group, Inc.	34,366	1,564,340
Philip Morris International, Inc.	28,573	2,708,435
Turning Point Brands, Inc.	443	21,153
Universal Corp.	441	21,314
Vector Group, Ltd.	3,163	40,328
		4,365,513
		50,091,455
Energy – 3.0%
Energy equipment and services – 0.3%
Archrock, Inc.	3,041	25,088
Aspen Aerogels, Inc. (A)	761	35,014
Baker Hughes Company	20,338	502,959
Bristow Group, Inc. (A)	201	6,398
Cactus, Inc., Class A	1,614	60,880
ChampionX Corp. (A)	1,683	37,632
DMC Global, Inc. (A)	314	11,590
Dril-Quip, Inc. (A)	785	19,766
Exterran Corp. (A)	5,600	24,864
Halliburton Company	16,791	363,021
Helix Energy Solutions Group, Inc. (A)	3,143	12,195
Helmerich & Payne, Inc.	2,298	62,988
ION Geophysical Corp. (A)	100	133
Liberty Oilfield Services, Inc., Class A (A)	2,453	29,755
Nabors Industries, Ltd. (A)	193	18,621
National Energy Services Reunited Corp. (A)	1,682	21,059
Newpark Resources, Inc. (A)	2,201	7,263
NexTier Oilfield Solutions, Inc. (A)	4,501	20,705

288

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
NOV, Inc. (A)	8,165	$107,043
Oceaneering International, Inc. (A)	2,236	29,784
Oil States International, Inc. (A)	1,360	8,690
Patterson-UTI Energy, Inc.	4,413	39,717
ProPetro Holding Corp. (A)	1,939	16,772
RPC, Inc. (A)	4,420	21,481
Schlumberger NV	26,793	794,145
Select Energy Services, Inc., Class A (A)	2,472	12,830
Solaris Oilfield Infrastructure, Inc., Class A	1,111	9,266
Tidewater, Inc. (A)	820	9,889
USA Compression Partners LP	2,120	35,128
		2,344,676
Oil, gas and consumable fuels – 2.7%
Aemetis, Inc. (A)	664	12,138
Alliance Resource Partners LP	2,793	30,360
Antero Midstream Corp.	10,691	111,400
Antero Resources Corp. (A)	6,209	116,791
APA Corp.	7,916	169,640
Arch Resources, Inc. (A)	237	21,982
Black Stone Minerals LP	4,760	57,358
BP Midstream Partners LP	1,216	16,112
Brigham Minerals, Inc., Class A	1,168	22,379
Cabot Oil & Gas Corp.	7,705	167,661
Callon Petroleum Company (A)	748	36,712
Calumet Specialty Products Partners LP (A)	1,998	15,804
Centennial Resource Development, Inc., Class A (A)	5,329	35,704
Cheniere Energy, Inc. (A)	4,797	468,523
Chevron Corp.	35,846	3,636,577
Cimarex Energy Company	2,170	189,224
Clean Energy Fuels Corp. (A)	4,677	38,118
CNX Resources Corp. (A)	4,966	62,671
Comstock Resources, Inc. (A)	3,787	39,195
ConocoPhillips	25,493	1,727,661
CONSOL Energy, Inc. (A)	813	21,154
Contango Oil & Gas Company (A)	2,538	11,599
Continental Resources, Inc.	7,747	357,524
Crestwood Equity Partners LP	1,581	44,869
CrossAmerica Partners LP	693	13,784
DCP Midstream LP	3,986	112,525
Delek Logistics Partners LP	486	21,982
Delek US Holdings, Inc. (A)	1,558	27,997
Denbury, Inc. (A)	6	422
Devon Energy Corp.	12,660	449,557
Diamondback Energy, Inc.	3,607	341,475
Dorchester Minerals LP	821	15,739
Dorian LPG, Ltd.	943	11,703
DT Midstream, Inc.	1,701	78,654
Enable Midstream Partners LP	9,301	75,524
Energy Transfer LP	50,779	486,463
EnLink Midstream LLC (A)	10,548	71,937
Enterprise Products Partners LP	38,219	827,059
Enviva Partners LP	728	39,378
EOG Resources, Inc.	11,459	919,814
EQT Corp. (A)	5,432	111,139
Equitrans Midstream Corp.	9,307	94,373
Exxon Mobil Corp.	78,073	4,592,254
Genesis Energy LP	2,697	26,889
Gevo, Inc. (A)	3,343	22,198
Global Partners LP	828	17,537
Green Plains Partners LP	503	6,655
Green Plains, Inc. (A)	849	27,720
Harvest Natural Resources, Inc. (A)(C)	270	0
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Hess Corp.	6,383	$498,576
Hess Midstream LP, Class A	701	19,775
Holly Energy Partners LP	2,024	37,100
HollyFrontier Corp.	3,388	112,244
International Seaways, Inc.	523	9,529
Kimbell Royalty Partners LP	1,094	15,458
Kinder Morgan, Inc.	40,181	672,228
Laredo Petroleum, Inc. (A)	213	17,268
LinnCo LLC (A)(C)	2,890	0
Magellan Midstream Partners LP	2,130	97,085
Magnolia Oil & Gas Corp., Class A	5,625	100,069
Marathon Oil Corp.	16,893	230,927
Marathon Petroleum Corp.	11,987	740,916
Matador Resources Company	2,421	92,095
MPLX LP	20,258	576,745
Murphy Oil Corp.	2,339	58,405
NACCO Industries, Inc., Class A	187	5,580
Natural Resource Partners LP	290	6,861
New Fortress Energy, Inc. (B)	3,618	100,400
Northern Oil and Gas, Inc.	765	16,371
NuStar Energy LP	2,314	36,422
Oasis Midstream Partners LP	640	14,291
Occidental Petroleum Corp.	18,678	552,495
ONEOK, Inc.	8,642	501,150
Ovintiv, Inc.	2,983	98,081
PBF Energy, Inc., Class A (A)	2,549	33,061
PBF Logistics LP	1,384	17,466
PDC Energy, Inc.	2,080	98,571
Peabody Energy Corp. (A)	2,003	29,624
Phillips 66	8,201	574,316
Phillips 66 Partners LP	4,581	164,229
Pioneer Natural Resources Company	4,258	709,000
Plains All American Pipeline LP	14,426	146,712
Plains GP Holdings LP, Class A (A)	3,615	38,952
Range Resources Corp. (A)	5,163	116,839
Rattler Midstream LP	2,920	34,281
Renewable Energy Group, Inc. (A)	765	38,403
REX American Resources Corp. (A)	157	12,540
SFL Corp., Ltd.	2,278	19,090
Shell Midstream Partners LP	4,939	58,132
SM Energy Company	2,203	58,115
Southwestern Energy Company (A)	11,510	63,765
Sprague Resources LP	617	11,482
Sunoco LP	1,255	46,837
Talos Energy, Inc. (A)	1,089	14,996
Targa Resources Corp.	4,623	227,498
Teekay Corp. (A)	2,383	8,722
Tellurian, Inc. (A)	6,548	25,603
The Williams Companies, Inc.	22,560	585,206
Uranium Energy Corp. (A)	5,616	17,129
Valero Energy Corp.	7,619	537,673
Vertex Energy, Inc. (A)	325	1,703
Viper Energy Partners LP	3,095	67,626
W&T Offshore, Inc. (A)	3,249	12,086
Western Midstream Partners LP	9,432	197,695
World Fuel Services Corp.	1,250	42,025
		24,423,382
		26,768,058
Financials – 12.0%
Banks – 4.3%
1st Source Corp.	559	26,407
Allegiance Bancshares, Inc.	511	19,495
Altabancorp	486	21,462
Amerant Bancorp, Inc. (A)	977	24,171
American National Bankshares, Inc.	218	7,203

289

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Ameris Bancorp	1,477	$76,627
Ames National Corp.	260	6,048
Arrow Financial Corp.	443	15,218
Associated Banc-Corp.	3,340	71,543
Atlantic Union Bankshares Corp.	1,721	63,419
Banc of California, Inc.	1,198	22,151
BancFirst Corp.	701	42,144
BancorpSouth Bank	2,204	65,635
Bank of America Corp.	157,031	6,665,966
Bank of Hawaii Corp.	693	56,944
Bank of Marin Bancorp	328	12,382
Bank OZK	2,740	117,765
BankFinancial Corp.	481	5,522
BankUnited, Inc.	1,987	83,096
Bankwell Financial Group, Inc.	211	6,210
Banner Corp.	760	41,960
Bar Harbor Bankshares	435	12,202
BayCom Corp. (A)	336	6,250
BCB Bancorp, Inc.	577	8,517
Berkshire Hills Bancorp, Inc.	1,082	29,192
BOK Financial Corp.	1,118	100,117
Brookline Bancorp, Inc.	1,813	27,666
Bryn Mawr Bank Corp.	470	21,597
Business First Bancshares, Inc.	293	6,853
Byline Bancorp, Inc.	825	20,262
Cadence BanCorp	2,753	60,456
Cambridge Bancorp	93	8,184
Camden National Corp.	400	19,160
Capital City Bank Group, Inc.	465	11,504
Capstar Financial Holdings, Inc.	374	7,944
Cathay General Bancorp	1,283	53,103
CBTX, Inc.	597	15,749
Central Pacific Financial Corp.	579	14,869
Central Valley Community Bancorp	357	7,676
Century Bancorp, Inc., Class A	144	16,595
Chemung Financial Corp.	161	7,293
CIT Group, Inc.	1,914	99,432
Citigroup, Inc.	37,286	2,616,731
Citizens & Northern Corp.	324	8,184
Citizens Financial Group, Inc.	7,415	348,357
City Holding Company	404	31,476
Civista Bancshares, Inc.	342	7,945
CNB Financial Corp.	426	10,369
Codorus Valley Bancorp, Inc.	267	6,018
Columbia Banking System, Inc.	1,531	58,163
Comerica, Inc.	2,798	225,239
Commerce Bancshares, Inc.	1,493	104,032
Community Bank System, Inc.	871	59,594
Community Trust Bancorp, Inc.	310	13,051
ConnectOne Bancorp, Inc.	882	26,469
County Bancorp, Inc.	219	7,983
Cullen/Frost Bankers, Inc.	1,225	145,310
Customers Bancorp, Inc. (A)	739	31,792
CVB Financial Corp.	2,726	55,529
Dime Community Bancshares, Inc.	925	30,211
Eagle Bancorp, Inc.	547	31,453
East West Bancorp, Inc.	2,760	214,010
Enterprise Bancorp, Inc.	327	11,756
Enterprise Financial Services Corp.	834	37,764
Equity Bancshares, Inc., Class A	331	11,049
Esquire Financial Holdings, Inc. (A)	291	8,340
Farmers & Merchants Bancorp, Inc.	233	5,219
FB Financial Corp.	964	41,336
Fidelity D&D Bancorp, Inc.	112	5,648
Fifth Third Bancorp	13,422	569,630
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Financial Institutions, Inc.	417	$12,781
First Bancorp (North Carolina)	687	29,548
First Bancorp (Puerto Rico)	3,172	41,712
First Busey Corp.	1,265	31,157
First Citizens BancShares, Inc., Class A	154	129,848
First Commonwealth Financial Corp.	2,106	28,705
First Community Bankshares, Inc.	247	7,835
First Financial Bancorp	2,135	49,980
First Financial Bankshares, Inc.	2,882	132,428
First Financial Corp.	338	14,213
First Financial Northwest, Inc.	388	6,352
First Hawaiian, Inc.	2,646	77,660
First Horizon Corp.	11,597	188,915
First Internet Bancorp	224	6,984
First Interstate BancSystem, Inc., Class A	1,351	54,391
First Merchants Corp.	1,156	48,367
First Midwest Bancorp, Inc.	2,364	44,940
First Republic Bank	3,128	603,329
Flushing Financial Corp.	465	10,509
FNB Corp.	6,123	71,149
Fulton Financial Corp.	3,475	53,098
FVCBankcorp, Inc. (A)	432	8,636
German American Bancorp, Inc.	635	24,530
Glacier Bancorp, Inc.	1,839	101,789
Great Southern Bancorp, Inc.	369	20,225
Great Western Bancorp, Inc.	1,212	39,681
Guaranty Bancshares, Inc.	278	9,966
Hancock Whitney Corp.	1,856	87,455
Hanmi Financial Corp.	645	12,939
HarborOne Bancorp, Inc.	1,624	22,801
Heartland Financial USA, Inc.	771	37,070
Heritage Commerce Corp.	1,034	12,025
Heritage Financial Corp.	813	20,732
Hilltop Holdings, Inc.	1,830	59,786
Home BancShares, Inc.	3,528	83,014
Hope Bancorp, Inc.	2,740	39,566
Horizon Bancorp, Inc.	951	17,280
Huntington Bancshares, Inc.	28,529	441,058
Independent Bank Corp. (Massachusetts)	730	55,590
Independent Bank Corp. (Michigan)	561	12,050
Independent Bank Group, Inc.	910	64,646
International Bancshares Corp.	1,166	48,552
Investar Holding Corp.	319	7,024
Investors Bancorp, Inc.	5,218	78,844
JPMorgan Chase & Co.	51,843	8,486,181
KeyCorp	17,951	388,101
Lakeland Bancorp, Inc.	1,308	23,060
Lakeland Financial Corp.	529	37,686
Live Oak Bancshares, Inc.	1,032	65,666
M&T Bank Corp.	1,974	294,797
Macatawa Bank Corp.	926	7,436
Mercantile Bank Corp.	434	13,901
Metropolitan Bank Holding Corp. (A)	184	15,511
Midland States Bancorp, Inc.	539	13,329
MidWestOne Financial Group, Inc.	336	10,134
MVB Financial Corp.	370	15,847
National Bank Holdings Corp., Class A	721	29,186
National Bankshares, Inc.	188	6,826
NBT Bancorp, Inc.	501	18,096
Northrim BanCorp, Inc.	222	9,437
Norwood Financial Corp.	211	5,425
OceanFirst Financial Corp.	1,155	24,729
OFG Bancorp	1,197	30,188
Old National Bancorp	1,685	28,561

290

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Old Second Bancorp, Inc.	816	$10,657
Origin Bancorp, Inc.	516	21,853
Pacific Mercantile Bancorp (A)	820	7,552
Pacific Premier Bancorp, Inc.	1,278	52,960
PacWest Bancorp	2,507	113,617
Park National Corp.	210	25,610
Peapack-Gladstone Financial Corp.	485	16,180
Penns Woods Bancorp, Inc.	222	5,275
Peoples Bancorp of North Carolina, Inc.	237	6,728
Peoples Bancorp, Inc.	778	24,593
People's United Financial, Inc.	7,377	128,876
Pinnacle Financial Partners, Inc.	1,458	137,169
Popular, Inc.	774	60,117
Preferred Bank	341	22,738
Primis Financial Corp.	655	9,471
Prosperity Bancshares, Inc.	925	65,795
QCR Holdings, Inc.	353	18,158
RBB Bancorp	407	10,260
Red River Bancshares, Inc.	155	7,727
Regions Financial Corp.	18,970	404,251
Renasant Corp.	1,124	40,520
Republic Bancorp, Inc., Class A	425	21,526
Republic First Bancorp, Inc. (A)	1,584	4,879
S&T Bancorp, Inc.	768	22,633
Sandy Spring Bancorp, Inc.	750	34,365
Seacoast Banking Corp. of Florida	1,186	40,099
ServisFirst Bancshares, Inc.	1,156	89,937
Shore Bancshares, Inc.	488	8,652
Sierra Bancorp	373	9,056
Signature Bank	1,007	274,186
Silvergate Capital Corp., Class A (A)	187	21,599
Simmons First National Corp., Class A	1,970	58,233
South Plains Financial, Inc.	426	10,386
Southern First Bancshares, Inc. (A)	207	11,075
Southside Bancshares, Inc.	820	31,398
SouthState Corp.	1,520	113,498
Spirit of Texas Bancshares, Inc.	334	8,083
Sterling Bancorp	4,249	106,055
Stock Yards Bancorp, Inc.	419	24,574
Summit Financial Group, Inc.	334	8,186
SVB Financial Group (A)	1,073	694,102
Synovus Financial Corp.	3,073	134,874
Texas Capital Bancshares, Inc. (A)	1,066	63,981
The Bancorp, Inc. (A)	1,397	35,554
The Bank of Princeton	248	7,450
The First Bancorp, Inc.	302	8,800
The First of Long Island Corp.	648	13,349
The PNC Financial Services Group, Inc.	7,425	1,452,627
Tompkins Financial Corp.	330	26,700
Towne Bank	1,674	52,078
TriCo Bancshares	636	27,602
TriState Capital Holdings, Inc. (A)	738	15,609
Triumph Bancorp, Inc. (A)	556	55,672
Truist Financial Corp.	24,521	1,438,157
Trustmark Corp.	1,219	39,276
U.S. Bancorp	26,866	1,596,915
UMB Financial Corp.	817	79,012
Umpqua Holdings Corp.	4,684	94,851
United Bankshares, Inc.	2,146	78,071
United Community Banks, Inc.	1,695	55,630
Unity Bancorp, Inc.	355	8,307
Univest Financial Corp.	733	20,077
Valley National Bancorp	8,535	113,601
Veritex Holdings, Inc.	1,194	46,996
Washington Trust Bancorp, Inc.	335	17,748
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Webster Financial Corp.	1,950	$106,197
Wells Fargo & Company	75,236	3,491,703
WesBanco, Inc.	1,220	41,578
West BanCorp, Inc.	463	13,904
Western Alliance Bancorp	2,053	223,407
Wintrust Financial Corp.	1,205	96,846
Zions Bancorp NA	2,947	182,390
		37,623,495
Capital markets – 3.3%
Affiliated Managers Group, Inc.	862	130,240
AllianceBernstein Holding LP	2,024	100,350
Ameriprise Financial, Inc.	2,156	569,443
Apollo Investment Corp.	1,528	19,818
Ares Capital Corp. (B)	9,043	183,844
Ares Management Corp., Class A	4,922	363,391
Artisan Partners Asset Management, Inc., Class A	1,655	80,963
AssetMark Financial Holdings, Inc. (A)	1,278	31,784
Associated Capital Group, Inc., Class A	454	16,984
Bain Capital Specialty Finance, Inc.	1,190	17,660
Barings BDC, Inc.	1,926	21,225
BGC Partners, Inc., Class A	7,348	38,283
BlackRock Capital Investment Corp.	2,127	8,189
BlackRock TCP Capital Corp.	1,134	15,388
BlackRock, Inc.	2,753	2,308,831
Blucora, Inc. (A)	1,076	16,775
Capital Southwest Corp.	445	11,205
Cboe Global Markets, Inc.	2,224	275,465
CME Group, Inc.	6,543	1,265,285
Cohen & Steers, Inc.	999	83,686
Coinbase Global, Inc., Class A (A)	4,104	933,578
Cowen, Inc., Class A	420	14,410
Diamond Hill Investment Group, Inc.	83	14,580
Donnelley Financial Solutions, Inc. (A)	800	27,696
Ellington Financial, Inc.	880	16,095
Evercore, Inc., Class A	822	109,877
FactSet Research Systems, Inc.	632	249,501
Federated Hermes, Inc.	2,126	69,095
Fidus Investment Corp.	605	10,551
Focus Financial Partners, Inc., Class A (A)	1,482	77,612
Franklin Resources, Inc.	9,694	288,106
FS KKR Capital Corp.	2,679	59,045
GAMCO Investors, Inc., Class A	443	11,686
Gladstone Capital Corp.	801	9,051
Gladstone Investment Corp.	797	11,054
Goldman Sachs BDC, Inc.	967	17,744
Golub Capital BDC, Inc.	1,363	21,549
Hamilton Lane, Inc., Class A	1,102	93,472
Hercules Capital, Inc. (B)	2,271	37,721
Houlihan Lokey, Inc.	1,374	126,545
Interactive Brokers Group, Inc., Class A	1,612	100,492
Intercontinental Exchange, Inc.	9,890	1,135,570
Invesco, Ltd.	9,289	223,958
Jefferies Financial Group, Inc.	4,417	164,003
Lazard, Ltd., Class A	2,202	100,852
LPL Financial Holdings, Inc.	1,599	250,659
Main Street Capital Corp. (B)	1,316	54,088
MarketAxess Holdings, Inc.	745	313,414
Moelis & Company, Class A	1,274	78,822
Monroe Capital Corp.	561	5,829
Moody's Corp.	3,397	1,206,309
Morgan Stanley	30,618	2,979,438
Morningstar, Inc.	870	225,356
MSCI, Inc.	1,518	923,460

291

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Nasdaq, Inc.	2,789	$538,333
New Mountain Finance Corp.	2,060	27,419
Newtek Business Services Corp.	477	13,227
Northern Trust Corp.	2,844	306,612
Oaktree Specialty Lending Corp.	2,519	17,784
Oppenheimer Holdings, Inc., Class A	169	7,654
Oxford Square Capital Corp.	1,411	5,715
P10 Holdings, Inc. (A)	951	10,461
PennantPark Floating Rate Capital, Ltd.	874	11,178
PennantPark Investment Corp.	1,841	11,948
Piper Sandler Companies	319	44,169
Portman Ridge Finance Corp.	340	8,279
Prospect Capital Corp. (B)	8,135	62,640
Pzena Investment Management, Inc., Class A	1,693	16,659
Raymond James Financial, Inc.	3,780	348,818
Robinhood Markets, Inc., Class A (A)(B)	17,566	739,177
S&P Global, Inc.	4,393	1,866,542
Sculptor Capital Management, Inc.	1,110	30,958
SEI Investments Company	3,042	180,391
Sixth Street Specialty Lending, Inc.	1,483	32,937
SLR Investment Corp.	825	15,782
SLR Senior Investment Corp.	444	6,869
State Street Corp.	6,290	532,889
Stellus Capital Investment Corp.	500	6,530
Stifel Financial Corp.	2,154	146,386
StoneX Group, Inc. (A)	429	28,271
T. Rowe Price Group, Inc.	4,268	839,516
TCG BDC, Inc.	1,406	18,854
The Bank of New York Mellon Corp.	15,350	795,744
The Blackstone Group, Inc.	13,083	1,522,076
The Carlyle Group, Inc.	6,916	326,988
The Charles Schwab Corp.	33,989	2,475,759
The Goldman Sachs Group, Inc.	6,141	2,321,482
Tradeweb Markets, Inc., Class A	4,644	375,142
TriplePoint Venture Growth BDC Corp.	568	8,997
Victory Capital Holdings, Inc., Class A	1,470	51,465
Virtu Financial, Inc., Class A	3,969	96,963
Virtus Investment Partners, Inc.	128	39,721
WhiteHorse Finance, Inc.	557	8,478
WisdomTree Investments, Inc.	3,569	20,236
		29,439,076
Consumer finance – 0.8%
Ally Financial, Inc.	7,150	365,008
American Express Company	14,768	2,474,083
Capital One Financial Corp.	8,178	1,324,591
Credit Acceptance Corp. (A)	376	220,073
Curo Group Holdings Corp.	965	16,723
Discover Financial Services	5,663	695,700
Elevate Credit, Inc. (A)	6,779	27,997
Encore Capital Group, Inc. (A)	680	33,504
Enova International, Inc. (A)	921	31,821
EZCORP, Inc., Class A (A)	1,448	10,961
FirstCash, Inc.	887	77,613
Green Dot Corp., Class A (A)	1,090	54,860
LendingTree, Inc. (A)	274	38,313
Navient Corp.	3,015	59,486
OneMain Holdings, Inc.	2,771	153,319
Oportun Financial Corp. (A)	399	9,987
PRA Group, Inc. (A)	990	41,719
PROG Holdings, Inc. (A)	1,414	59,402
Regional Management Corp.	265	15,418
Santander Consumer USA Holdings, Inc.	5,571	232,311
SLM Corp.	6,752	118,835
Synchrony Financial	11,015	538,413
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Upstart Holdings, Inc. (A)	1,380	$436,687
World Acceptance Corp. (A)	179	33,935
		7,070,759
Diversified financial services – 1.8%
Berkshire Hathaway, Inc., Class A (A)	9	3,702,411
Berkshire Hathaway, Inc., Class B (A)	41,557	11,342,568
Equitable Holdings, Inc.	8,723	258,550
GWG Holdings, Inc. (A)	813	8,130
NewStar Financial, Inc. (A)(C)	1,204	123
Voya Financial, Inc.	2,500	153,475
		15,465,257
Insurance – 1.5%
Aflac, Inc.	11,866	618,575
Alleghany Corp. (A)	83	51,826
American Equity Investment Life Holding Company	1,048	30,989
American Financial Group, Inc.	1,743	219,322
American International Group, Inc.	16,819	923,195
American National Group, Inc.	253	47,825
AMERISAFE, Inc.	412	23,138
Arch Capital Group, Ltd. (A)	8,141	310,823
Argo Group International Holdings, Ltd.	742	38,747
Arthur J. Gallagher & Company	3,634	540,194
Assurant, Inc.	1,215	191,666
Assured Guaranty, Ltd.	1,401	65,581
Axis Capital Holdings, Ltd.	1,773	81,629
Brighthouse Financial, Inc. (A)	1,248	56,447
Brown & Brown, Inc.	5,270	292,222
BRP Group, Inc., Class A (A)	1,080	35,953
Cincinnati Financial Corp.	3,266	373,043
Citizens, Inc. (A)	1,370	8,508
CNA Financial Corp.	5,170	216,933
CNO Financial Group, Inc.	3,245	76,387
Crawford & Company, Class B	1,283	11,496
Donegal Group, Inc., Class A	786	11,389
eHealth, Inc. (A)	490	19,845
Employers Holdings, Inc.	692	27,327
Enstar Group, Ltd. (A)	169	39,669
Erie Indemnity Company, Class A	826	147,375
Everest Re Group, Ltd.	646	162,004
Fidelity National Financial, Inc.	5,699	258,393
First American Financial Corp.	2,271	152,271
Genworth Financial, Inc., Class A (A)	10,791	40,466
Globe Life, Inc.	1,233	109,774
GoHealth, Inc., Class A (A)	3,818	19,205
Goosehead Insurance, Inc., Class A	767	116,806
HCI Group, Inc.	204	22,597
Heritage Insurance Holdings, Inc.	734	4,999
Horace Mann Educators Corp.	900	35,811
Independence Holding Company	356	17,654
Investors Title Company	50	9,130
Kemper Corp.	1,387	92,638
Kinsale Capital Group, Inc.	473	76,484
Lemonade, Inc. (A)(B)	1,078	72,237
Lincoln National Corp.	3,797	261,044
Loews Corp.	4,301	231,953
Markel Corp. (A)	168	200,782
Marsh & McLennan Companies, Inc.	8,978	1,359,539
MBIA, Inc. (A)	1,977	25,404
Mercury General Corp.	1,183	65,858
MetLife, Inc.	16,029	989,470
National Western Life Group, Inc., Class A	35	7,371
NI Holdings, Inc. (A)	641	11,256
Old Republic International Corp.	6,092	140,908

292

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Oscar Health, Inc., Class A (A)	947	$16,468
Palomar Holdings, Inc. (A)	514	41,547
Primerica, Inc.	853	131,046
Principal Financial Group, Inc.	5,062	325,993
ProAssurance Corp.	1,182	28,108
Prudential Financial, Inc.	6,941	730,193
Reinsurance Group of America, Inc.	1,269	141,189
RenaissanceRe Holdings, Ltd.	725	101,065
RLI Corp.	951	95,357
Root, Inc., Class A (A)(B)	2,004	10,561
Safety Insurance Group, Inc.	334	26,470
Selective Insurance Group, Inc.	1,251	94,488
Selectquote, Inc. (A)	630	8,146
State Auto Financial Corp.	951	48,453
Stewart Information Services Corp.	487	30,808
The Allstate Corp.	4,224	537,757
The Hanover Insurance Group, Inc.	727	94,234
The Hartford Financial Services Group, Inc.	6,520	458,030
The Progressive Corp.	7,546	682,083
The Travelers Companies, Inc.	4,526	687,997
Trupanion, Inc. (A)	764	59,340
United Fire Group, Inc.	546	12,613
United Insurance Holdings Corp.	1,080	3,920
Universal Insurance Holdings, Inc.	656	8,554
Unum Group	3,789	94,952
W.R. Berkley Corp.	3,621	264,985
White Mountains Insurance Group, Ltd.	10	10,696
		13,689,211
Mortgage real estate investment trusts – 0.1%
AGNC Investment Corp.	6,319	99,651
Annaly Capital Management, Inc.	21,305	179,388
Apollo Commercial Real Estate Finance, Inc.	3,205	47,530
Arbor Realty Trust, Inc.	2,208	40,914
Ares Commercial Real Estate Corp.	789	11,898
ARMOUR Residential REIT, Inc.	1,413	15,232
Blackstone Mortgage Trust, Inc., Class A	2,768	83,926
BrightSpire Capital, Inc.	2,808	26,367
Broadmark Realty Capital, Inc.	2,185	21,544
Capstead Mortgage Corp.	1,743	11,661
Chimera Investment Corp.	3,772	56,014
Dynex Capital, Inc.	611	10,558
Ellington Residential Mortgage REIT	471	5,256
Granite Point Mortgage Trust, Inc.	1,105	14,553
Great Ajax Corp.	553	7,460
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,402	74,979
Invesco Mortgage Capital, Inc.	3,300	10,395
KKR Real Estate Finance Trust, Inc.	1,084	22,872
Ladder Capital Corp.	2,535	28,012
MFA Financial, Inc.	9,342	42,693
New Residential Investment Corp.	8,506	93,566
New York Mortgage Trust, Inc.	5,225	22,259
Orchid Island Capital, Inc.	1,157	5,658
PennyMac Mortgage Investment Trust	1,761	34,674
Ready Capital Corp.	1,430	20,635
Redwood Trust, Inc.	2,127	27,417
Starwood Property Trust, Inc.	5,131	125,248
TPG RE Finance Trust, Inc.	1,656	20,501
Two Harbors Investment Corp.	5,815	36,867
		1,197,728
Thrifts and mortgage finance – 0.2%
Axos Financial, Inc. (A)	1,283	66,126
Bridgewater Bancshares, Inc. (A)	655	11,469
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Capitol Federal Financial, Inc.	1,954	$22,451
Columbia Financial, Inc. (A)	2,570	47,545
Federal Agricultural Mortgage Corp., Class C	191	20,727
Federal Home Loan Mortgage Corp. (A)	13,796	11,313
Federal National Mortgage Association (A)	24,360	20,462
Home Bancorp, Inc.	185	7,156
HomeStreet, Inc.	637	26,213
Kearny Financial Corp.	2,110	26,227
LoanDepot, Inc., Class A	1,946	13,174
Luther Burbank Corp.	1,316	17,648
Merchants Bancorp	686	27,076
Meridian Bancorp, Inc.	1,296	26,905
Meta Financial Group, Inc.	825	43,296
MGIC Investment Corp.	7,092	106,096
New York Community Bancorp, Inc.	8,579	110,412
NMI Holdings, Inc., Class A (A)	1,463	33,078
Northfield Bancorp, Inc.	1,247	21,399
Northwest Bancshares, Inc.	2,105	27,954
Ocwen Financial Corp. (A)	244	6,864
PCSB Financial Corp.	498	9,183
PDL Community Bancorp (A)	510	7,400
PennyMac Financial Services, Inc.	1,105	67,549
Premier Financial Corp.	1,016	32,349
Provident Bancorp, Inc.	677	10,846
Provident Financial Services, Inc.	1,019	23,916
Radian Group, Inc.	3,761	85,450
Riverview Bancorp, Inc.	881	6,405
Rocket Companies, Inc., Class A (B)	37,571	602,639
Southern Missouri Bancorp, Inc.	216	9,696
Sterling Bancorp, Inc. (A)	1,248	6,440
Territorial Bancorp, Inc.	238	6,040
TFS Financial Corp.	3,937	75,039
Timberland Bancorp, Inc.	255	7,382
TrustCo Bank Corp. NY	512	16,369
Walker & Dunlop, Inc.	652	74,002
Washington Federal, Inc.	1,204	41,309
Western New England Bancorp, Inc.	789	6,730
WSFS Financial Corp.	837	42,946
		1,825,281
		106,310,807
Health care – 12.7%
Biotechnology – 2.6%
4D Molecular Therapeutics, Inc. (A)	305	8,226
89bio, Inc. (A)	290	5,681
AbbVie, Inc.	32,840	3,542,451
Abeona Therapeutics, Inc. (A)	5,740	6,429
ACADIA Pharmaceuticals, Inc. (A)	3,237	53,767
Acceleron Pharma, Inc. (A)	1,123	193,268
Achieve Life Sciences, Inc. (A)	143	1,216
Achillion Pharmaceuticals, Inc. (A)(C)	3,410	5,128
Acorda Therapeutics, Inc. (A)	3,621	16,657
Adicet Bio, Inc. (A)	550	4,312
Aduro Biotech, Inc. (A)(C)	312	936
Advaxis, Inc. (A)	21,355	11,137
Adverum Biotechnologies, Inc. (A)	1,924	4,175
Aeglea BioTherapeutics, Inc. (A)	797	6,336
Agenus, Inc. (A)	2,997	15,734
Agios Pharmaceuticals, Inc. (A)	1,366	63,041
Aileron Therapeutics, Inc. (A)	7,598	7,750
Akebia Therapeutics, Inc. (A)	3,771	10,860
Akero Therapeutics, Inc. (A)	639	14,282
Akouos, Inc. (A)	96	1,115
Albireo Pharma, Inc. (A)	301	9,391

293

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Alder Biopharmaceuticals, Inc. (A)(C)	1,872	$2,722
Aldeyra Therapeutics, Inc. (A)	753	6,611
Alector, Inc. (A)	1,631	37,219
Aligos Therapeutics, Inc. (A)	333	5,165
Alkermes PLC (A)	3,356	103,499
Allakos, Inc. (A)	1,022	108,199
Allena Pharmaceuticals, Inc. (A)	2,815	2,540
Allogene Therapeutics, Inc. (A)	2,589	66,537
Allovir, Inc. (A)	631	15,813
Alnylam Pharmaceuticals, Inc. (A)	2,335	440,871
Altimmune, Inc. (A)	494	5,587
ALX Oncology Holdings, Inc. (A)	287	21,198
Ambit Biosciences Corp. (A)(C)	515	309
Amgen, Inc.	10,645	2,263,659
Amicus Therapeutics, Inc. (A)	5,441	51,962
AnaptysBio, Inc. (A)	644	17,465
Anika Therapeutics, Inc. (A)	318	13,534
Anixa Biosciences, Inc. (A)	267	1,274
Annexon, Inc. (A)	458	8,523
Annovis Bio, Inc. (A)	486	15,431
Apellis Pharmaceuticals, Inc. (A)	1,496	49,308
Applied Molecular Transport, Inc. (A)	312	8,071
Applied Therapeutics, Inc. (A)	691	11,471
Aptevo Therapeutics, Inc. (A)	90	1,390
Aptinyx, Inc. (A)	243	569
Aravive, Inc. (A)	701	2,608
Arcus Biosciences, Inc. (A)	987	34,417
Arcutis Biotherapeutics, Inc. (A)	578	13,808
Ardelyx, Inc. (A)	1,613	2,129
Arena Pharmaceuticals, Inc. (A)	1,074	63,957
Arrowhead Pharmaceuticals, Inc. (A)	2,115	132,039
Astria Therapeutics, Inc. (A)	538	4,756
Atara Biotherapeutics, Inc. (A)	1,073	19,207
Athenex, Inc. (A)	2,350	7,074
Atossa Therapeutics, Inc. (A)	3,293	10,735
Atreca, Inc., Class A (A)	921	5,738
AVEO Pharmaceuticals, Inc. (A)	2,256	13,942
Avid Bioservices, Inc. (A)	992	21,397
Avrobio, Inc. (A)	1,365	7,617
Axcella Health, Inc. (A)	968	2,885
Ayala Pharmaceuticals, Inc. (A)	1,652	18,734
Aziyo Biologics, Inc., Class A (A)	230	1,626
Beam Therapeutics, Inc. (A)	830	72,218
Bellicum Pharmaceuticals, Inc. (A)	1,528	4,462
BioCryst Pharmaceuticals, Inc. (A)	2,966	42,621
Biogen, Inc. (A)	2,795	790,957
BioMarin Pharmaceutical, Inc. (A)	3,758	290,456
Bioxcel Therapeutics, Inc. (A)	451	13,688
Black Diamond Therapeutics, Inc. (A)	1,095	9,264
Bluebird Bio, Inc. (A)	1,170	22,359
Blueprint Medicines Corp. (A)	1,044	107,334
Bolt Biotherapeutics, Inc. (A)	540	6,831
Bridgebio Pharma, Inc. (A)	3,244	152,046
Brooklyn ImmunoTherapeutics, Inc. (A)	433	4,027
C4 Therapeutics, Inc. (A)	165	7,372
Cabaletta Bio, Inc. (A)	446	5,423
Calithera Biosciences, Inc. (A)	7,768	16,934
Calyxt, Inc. (A)	2,657	8,954
Capricor Therapeutics, Inc. (A)	1,242	4,993
Cardiff Oncology, Inc. (A)	618	4,116
CareDx, Inc. (A)	890	56,399
CASI Pharmaceuticals, Inc. (A)	2,445	2,910
Catalyst Biosciences, Inc. (A)	1,171	4,813
Catalyst Pharmaceuticals, Inc. (A)	2,374	12,582
Celcuity, Inc. (A)	53	954
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Celldex Therapeutics, Inc. (A)	695	$37,523
Cellectar Biosciences, Inc. (A)	2,568	2,375
CEL-SCI Corp. (A)	784	8,616
Celsion Corp. (A)	5,482	5,068
Checkmate Pharmaceuticals, Inc. (A)	949	3,768
ChemoCentryx, Inc. (A)	1,278	21,854
Chimerix, Inc. (A)	1,055	6,530
Chinook Therapeutics, Inc. (A)	686	8,753
Cidara Therapeutics, Inc. (A)	179	401
Clovis Oncology, Inc. (A)	2,326	10,374
Codiak Biosciences, Inc. (A)	315	5,144
Cogent Biosciences, Inc. (A)	908	7,636
Cohbar, Inc. (A)	6,178	5,931
Coherus Biosciences, Inc. (A)	1,434	23,044
Concert Pharmaceuticals, Inc. (A)	3,840	12,557
Cortexyme, Inc. (A)(B)	576	52,796
Crinetics Pharmaceuticals, Inc. (A)	559	11,767
CTI BioPharma Corp. (A)	2,424	7,151
Cue Biopharma, Inc. (A)	687	10,010
Cullinan Oncology, Inc. (A)	214	4,830
Curis, Inc. (A)	1,714	13,421
Cyclerion Therapeutics, Inc. (A)	3,022	9,278
Cytokinetics, Inc. (A)	1,346	48,106
CytomX Therapeutics, Inc. (A)	1,018	5,182
CytRx Corp. (A)	7,035	4,098
Decibel Therapeutics, Inc. (A)	543	4,187
Deciphera Pharmaceuticals, Inc. (A)	1,040	35,339
Denali Therapeutics, Inc. (A)	2,072	104,532
Design Therapeutics, Inc. (A)	243	3,570
Dicerna Pharmaceuticals, Inc. (A)	1,487	29,978
Dynavax Technologies Corp. (A)	1,633	31,370
Eagle Pharmaceuticals, Inc. (A)	282	15,730
Editas Medicine, Inc. (A)	1,129	46,379
Eiger BioPharmaceuticals, Inc. (A)	622	4,155
Eledon Pharmaceuticals, Inc. (A)	188	1,162
Emergent BioSolutions, Inc. (A)	1,092	54,676
Enanta Pharmaceuticals, Inc. (A)	427	24,258
Entasis Therapeutics Holdings, Inc. (A)	2,221	7,418
Epizyme, Inc. (A)	1,858	9,513
Equillium, Inc. (A)	976	6,656
Evelo Biosciences, Inc. (A)	1,133	7,976
Exact Sciences Corp. (A)	3,078	293,795
Exelixis, Inc. (A)	6,393	135,148
Fate Therapeutics, Inc. (A)	1,591	94,299
FibroGen, Inc. (A)	1,854	18,948
Finch Therapeutics Group, Inc. (A)	209	2,717
Flexion Therapeutics, Inc. (A)	867	5,289
Foghorn Therapeutics, Inc. (A)	553	7,703
Forte Biosciences, Inc. (A)	149	441
Fortress Biotech, Inc. (A)	1,857	5,980
Frequency Therapeutics, Inc. (A)	850	6,001
F-star Therapeutics, Inc. (A)	1,581	11,573
G1 Therapeutics, Inc. (A)	777	10,427
Gain Therapeutics, Inc. (A)	45	335
Galectin Therapeutics, Inc. (A)	1,506	5,843
Galera Therapeutics, Inc. (A)	2,360	19,116
Genocea Biosciences, Inc. (A)	2,651	5,090
Geron Corp. (A)	4,452	6,099
Gilead Sciences, Inc.	23,385	1,633,442
Global Blood Therapeutics, Inc. (A)	1,269	32,334
GlycoMimetics, Inc. (A)	1,565	3,427
Gossamer Bio, Inc. (A)	1,462	18,377
Gritstone bio, Inc. (A)	876	9,461
GTX Corp. (A)(C)	38	0
Halozyme Therapeutics, Inc. (A)	3,113	126,637

294

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Harpoon Therapeutics, Inc. (A)	583	$4,606
Heron Therapeutics, Inc. (A)	1,229	13,138
Homology Medicines, Inc. (A)	999	7,862
Hookipa Pharma, Inc. (A)	641	3,775
Horizon Therapeutics PLC (A)	3,931	430,602
Ideaya Biosciences, Inc. (A)	518	13,204
Idera Pharmaceuticals, Inc. (A)	13,933	14,351
IGM Biosciences, Inc. (A)	619	40,705
Immunic, Inc. (A)	292	2,584
ImmunityBio, Inc. (A)(B)	6,010	58,537
ImmunoGen, Inc. (A)	3,467	19,658
Immunome, Inc. (A)	203	4,943
Immunovant, Inc. (A)	1,171	10,176
Impel Neuropharma, Inc. (A)(B)	519	6,321
Incyte Corp. (A)	4,501	309,579
Infinity Pharmaceuticals, Inc. (A)	171	585
Inhibrx, Inc. (A)	678	22,584
Inmune Bio, Inc. (A)	1,603	31,130
Inovio Pharmaceuticals, Inc. (A)	3,071	21,988
Insmed, Inc. (A)	1,902	52,381
Instil Bio, Inc. (A)	1,262	22,558
Intellia Therapeutics, Inc. (A)	993	133,211
Intercept Pharmaceuticals, Inc. (A)	693	10,291
Invitae Corp. (A)(B)	2,728	77,557
Ionis Pharmaceuticals, Inc. (A)	2,950	98,943
Ironwood Pharmaceuticals, Inc. (A)	3,357	43,842
iTeos Therapeutics, Inc. (A)	189	5,103
IVERIC bio, Inc. (A)	929	15,087
Jounce Therapeutics, Inc. (A)	886	6,583
Kadmon Holdings, Inc. (A)	3,142	27,367
KalVista Pharmaceuticals, Inc. (A)	368	6,422
Karuna Therapeutics, Inc. (A)	535	65,447
Keros Therapeutics, Inc. (A)	247	9,771
Kiniksa Pharmaceuticals, Ltd., Class A (A)	1,104	12,575
Kiromic BioPharma, Inc. (A)	321	985
Kodiak Sciences, Inc. (A)	899	86,286
Kronos Bio, Inc. (A)	139	2,913
Krystal Biotech, Inc. (A)	389	20,310
Kura Oncology, Inc. (A)	1,043	19,535
Kymera Therapeutics, Inc. (A)	265	15,566
Larimar Therapeutics, Inc. (A)	844	9,731
Leap Therapeutics, Inc. (A)(B)	2,495	10,005
Lexicon Pharmaceuticals, Inc. (A)	2,562	12,323
Ligand Pharmaceuticals, Inc. (A)	376	52,384
Lineage Cell Therapeutics, Inc. (A)	2,770	6,980
LogicBio Therapeutics, Inc. (A)	1,123	5,143
MacroGenics, Inc. (A)	1,031	21,589
Madrigal Pharmaceuticals, Inc. (A)	332	26,490
Magenta Therapeutics, Inc. (A)	934	6,800
MannKind Corp. (A)	3,858	16,782
Marker Therapeutics, Inc. (A)	3,512	5,935
Matinas BioPharma Holdings, Inc. (A)	18,954	24,640
MediciNova, Inc. (A)	1,166	4,419
MEI Pharma, Inc. (A)	2,438	6,729
MeiraGTx Holdings PLC (A)	698	9,200
Mersana Therapeutics, Inc. (A)	1,237	11,665
Metacrine, Inc. (A)	1,025	3,516
Mirum Pharmaceuticals, Inc. (A)	659	13,127
Moderna, Inc. (A)	7,447	2,866,052
Molecular Templates, Inc. (A)	878	5,891
Moleculin Biotech, Inc. (A)	1,245	3,735
Morphic Holding, Inc. (A)	695	39,365
Mustang Bio, Inc. (A)	2,606	7,010
Myriad Genetics, Inc. (A)	1,593	51,438
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Natera, Inc. (A)	1,602	$178,527
Navidea Biopharmaceuticals, Inc. (A)	2,439	4,268
NeuroBo Pharmaceuticals, Inc. (A)(B)	905	3,367
Neurocrine Biosciences, Inc. (A)	1,931	185,202
NextCure, Inc. (A)	542	3,653
Nkarta, Inc. (A)	291	8,093
Northwest Biotherapeutics, Inc. (A)	11,656	14,920
Novavax, Inc. (A)	1,298	269,088
Nurix Therapeutics, Inc. (A)	431	12,913
Ocugen, Inc. (A)(B)	2,297	16,492
Olema Pharmaceuticals, Inc. (A)	90	2,480
Omthera Pharmaceuticals, Inc. (A)(C)	598	368
Oncocyte Corp. (A)	2,335	8,313
Oncorus, Inc. (A)	30	280
OncoSec Medical, Inc. (A)	3,118	6,641
Oncternal Therapeutics, Inc. (A)	2,005	8,361
OPKO Health, Inc. (A)(B)	13,787	50,323
Organogenesis Holdings, Inc. (A)	2,172	30,929
Orgenesis, Inc. (A)	485	2,401
Outlook Therapeutics, Inc. (A)	1,097	2,380
Oyster Point Pharma, Inc. (A)	431	5,107
Passage Bio, Inc. (A)	825	8,217
PDL BioPharma, Inc. (A)(C)	1,734	3,139
PDS Biotechnology Corp. (A)	809	12,054
Pfenex, Inc. (A)(C)	763	836
PhaseBio Pharmaceuticals, Inc. (A)	6,151	19,130
Pieris Pharmaceuticals, Inc. (A)	3,732	19,294
Poseida Therapeutics, Inc. (A)	1,586	11,562
Praxis Precision Medicines, Inc. (A)	634	11,723
Precigen, Inc. (A)	3,241	16,173
Precision BioSciences, Inc. (A)	1,182	13,640
Prelude Therapeutics, Inc. (A)	153	4,781
Progenics Pharmaceuticals, Inc. (A)(C)	1,955	83
Prometheus Biosciences, Inc. (A)	398	9,437
Protagonist Therapeutics, Inc. (A)	522	9,250
Proteostasis Therapeutics, Inc. (A)(C)	1,916	207
PTC Therapeutics, Inc. (A)	1,304	48,522
Puma Biotechnology, Inc. (A)	890	6,239
RAPT Therapeutics, Inc. (A)	483	14,997
Recursion Pharmaceuticals, Inc., Class A (A)(B)	2,606	59,964
Regeneron Pharmaceuticals, Inc. (A)	1,995	1,207,334
REGENXBIO, Inc. (A)	794	33,284
Regulus Therapeutics, Inc. (A)	10,610	7,327
Relay Therapeutics, Inc. (A)	1,207	38,057
Reneo Pharmaceuticals, Inc. (A)	821	6,116
Replimune Group, Inc. (A)	661	19,592
REVOLUTION Medicines, Inc. (A)	442	12,159
Rhythm Pharmaceuticals, Inc. (A)	820	10,709
Rigel Pharmaceuticals, Inc. (A)	3,503	12,716
Rocket Pharmaceuticals, Inc. (A)	1,021	30,518
Rubius Therapeutics, Inc. (A)	1,799	32,166
Sage Therapeutics, Inc. (A)	1,099	48,697
Sana Biotechnology, Inc. (A)	2,423	54,566
Sangamo Therapeutics, Inc. (A)	2,664	24,003
Sarepta Therapeutics, Inc. (A)	1,560	144,269
Savara, Inc. (A)	7,450	10,281
Scholar Rock Holding Corp. (A)	577	19,053
Scopus Biopharma, Inc. (A)	1,754	7,279
Seagen, Inc. (A)	3,582	608,224
Selecta Biosciences, Inc. (A)	1,916	7,971
SELLAS Life Sciences Group, Inc. (A)	418	3,829
Sensei Biotherapeutics, Inc. (A)	307	3,230
Seres Therapeutics, Inc. (A)	1,482	10,315
Sesen Bio, Inc. (A)	3,446	2,733

295

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Shattuck Labs, Inc. (A)	170	$3,465
Sigilon Therapeutics, Inc. (A)	622	3,514
Silverback Therapeutics, Inc. (A)	116	1,158
Solid Biosciences, Inc. (A)	3,075	7,349
Spectrum Pharmaceuticals, Inc. (A)	2,679	5,840
Spero Therapeutics, Inc. (A)	578	10,641
SpringWorks Therapeutics, Inc. (A)	861	54,622
SQZ Biotechnologies Company (A)	73	1,053
Stoke Therapeutics, Inc. (A)	722	18,368
Surface Oncology, Inc. (A)	690	5,223
Sutro Biopharma, Inc. (A)	635	11,995
Syndax Pharmaceuticals, Inc. (A)	629	12,020
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	18
Synlogic, Inc. (A)	1,786	5,447
Synthetic Biologics, Inc. (A)	23,577	10,834
Syros Pharmaceuticals, Inc. (A)	1,778	7,948
Taysha Gene Therapies, Inc. (A)	249	4,636
TCR2 Therapeutics, Inc. (A)	593	5,046
Tempest Therapeutics, Inc. (A)	96	1,389
Tonix Pharmaceuticals Holding Corp. (A)	3,727	2,240
Tracon Pharmaceuticals, Inc. (A)	1,390	5,379
Travere Therapeutics, Inc. (A)	1,004	24,347
Trevena, Inc. (A)	2,789	3,430
Turning Point Therapeutics, Inc. (A)	737	48,959
Twist Bioscience Corp. (A)	774	82,795
Tyme Technologies, Inc. (A)	3,408	3,510
Ultragenyx Pharmaceutical, Inc. (A)	1,226	110,573
United Therapeutics Corp. (A)	924	170,552
UNITY Biotechnology, Inc. (A)	783	2,349
UroGen Pharma, Ltd. (A)(B)	495	8,326
Vaccinex, Inc. (A)	1,664	3,594
Vanda Pharmaceuticals, Inc. (A)	1,222	20,945
Vaxart, Inc. (A)	2,037	16,194
Vaxcyte, Inc. (A)	521	13,218
Vera Therapeutics, Inc. (A)	203	3,522
Veracyte, Inc. (A)	1,069	49,655
Verastem, Inc. (A)	2,859	8,806
Vericel Corp. (A)	881	42,993
Vertex Pharmaceuticals, Inc. (A)	5,001	907,131
Viking Therapeutics, Inc. (A)	1,686	10,588
Vir Biotechnology, Inc. (A)	2,250	97,920
Viracta Therapeutics, Inc. (A)	919	7,370
Viridian Therapeutics, Inc. (A)	323	5,313
Virios Therapeutics, Inc. (A)	784	4,147
Vor BioPharma, Inc. (A)	520	8,154
Voyager Therapeutics, Inc. (A)	4,199	11,043
Werewolf Therapeutics, Inc. (A)	74	1,270
X4 Pharmaceuticals, Inc. (A)	590	3,121
XBiotech, Inc.	761	9,855
Xencor, Inc. (A)	1,222	39,911
XOMA Corp. (A)	228	5,643
Yield10 Bioscience, Inc. (A)	668	4,055
Y-mAbs Therapeutics, Inc. (A)	853	24,345
Yumanity Therapeutics, Inc. (A)	211	2,178
Zentalis Pharmaceuticals, Inc. (A)	459	30,588
ZIOPHARM Oncology, Inc. (A)	4,026	7,327
		22,790,499
Health care equipment and supplies – 3.0%
Abbott Laboratories	32,646	3,856,472
ABIOMED, Inc. (A)	923	300,455
Accelerate Diagnostics, Inc. (A)	1,138	6,635
Accuray, Inc. (A)	2,263	8,939
Align Technology, Inc. (A)	1,508	1,003,468
Alphatec Holdings, Inc. (A)	1,472	17,944
AngioDynamics, Inc. (A)	928	24,072
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Apollo Endosurgery, Inc. (A)	54	$489
Apyx Medical Corp. (A)	890	12,327
Asensus Surgical, Inc. (A)	4,509	8,342
Aspira Women's Health, Inc. (A)	1,357	4,410
AtriCure, Inc. (A)	858	59,674
Atrion Corp.	39	27,203
Avanos Medical, Inc. (A)	1,021	31,855
Axogen, Inc. (A)	892	14,094
Axonics, Inc. (A)	663	43,155
Baxter International, Inc.	9,117	733,280
Becton, Dickinson and Company	5,311	1,305,550
BioLife Solutions, Inc. (A)	435	18,409
Boston Scientific Corp. (A)	26,401	1,145,539
Cardiovascular Systems, Inc. (A)	748	24,557
Cerus Corp. (A)	3,177	19,348
Chembio Diagnostics, Inc. (A)	638	1,595
CONMED Corp.	596	77,975
CryoLife, Inc. (A)	840	18,724
CryoPort, Inc. (A)	806	53,607
Cutera, Inc. (A)	347	16,170
CytoSorbents Corp. (A)	847	6,878
Danaher Corp.	12,992	3,955,284
Dentsply Sirona, Inc.	4,251	246,771
DexCom, Inc. (A)	1,851	1,012,238
Eargo, Inc. (A)	79	532
Edwards Lifesciences Corp. (A)	11,727	1,327,614
ElectroCore, Inc. (A)	1,103	1,246
Envista Holdings Corp. (A)	3,026	126,517
enVVeno Medical Corp. (A)	533	5,533
Establishment Labs Holdings, Inc. (A)	483	34,573
Glaukos Corp. (A)	914	44,027
Globus Medical, Inc., Class A (A)	2,085	159,753
Haemonetics Corp. (A)	1,063	75,037
Heska Corp. (A)	175	45,245
Hill-Rom Holdings, Inc.	1,203	180,450
Hologic, Inc. (A)	4,725	348,752
ICU Medical, Inc. (A)	434	101,287
IDEXX Laboratories, Inc. (A)	1,587	986,955
Inari Medical, Inc. (A)	390	31,629
Inogen, Inc. (A)	473	20,382
Insulet Corp. (A)	1,291	366,941
Integer Holdings Corp. (A)	687	61,377
Integra LifeSciences Holdings Corp. (A)	1,805	123,606
Intersect ENT, Inc. (A)	718	19,530
Intuitive Surgical, Inc. (A)	2,191	2,178,183
Invacare Corp. (A)	844	4,017
iRadimed Corp. (A)	275	9,237
iRhythm Technologies, Inc. (A)	563	32,969
Lantheus Holdings, Inc. (A)	1,472	37,801
LeMaitre Vascular, Inc.	475	25,218
Lucira Health, Inc. (A)	556	4,226
Masimo Corp. (A)	1,083	293,179
Meridian Bioscience, Inc. (A)	1,112	21,395
Merit Medical Systems, Inc. (A)	1,168	83,862
Mesa Laboratories, Inc.	96	29,027
Misonix, Inc. (A)	328	8,298
Natus Medical, Inc. (A)	710	17,807
Neogen Corp. (A)	2,216	96,241
Neuronetics, Inc. (A)	394	2,585
Nevro Corp. (A)	651	75,763
NuVasive, Inc. (A)	1,095	65,536
OraSure Technologies, Inc. (A)	1,505	17,022
Orthofix Medical, Inc. (A)	439	16,735
OrthoPediatrics Corp. (A)	364	23,846
PAVmed, Inc. (A)	115	982

296

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Penumbra, Inc. (A)	712	$189,748
Pulse Biosciences, Inc. (A)	385	8,316
Quidel Corp. (A)	877	123,789
ResMed, Inc.	2,677	705,523
SeaSpine Holdings Corp. (A)	591	9,296
Second Sight Medical Products, Inc. (A)	710	2,265
Senseonics Holdings, Inc. (A)	7,241	24,547
Shockwave Medical, Inc. (A)	654	134,646
SI-BONE, Inc. (A)	650	13,923
Silk Road Medical, Inc. (A)	667	36,705
SmileDirectClub, Inc. (A)(B)	7,849	41,757
STAAR Surgical Company (A)	955	122,746
Stereotaxis, Inc. (A)	1,627	8,753
Stryker Corp.	6,931	1,827,843
Surgalign Holdings, Inc. (A)	2,540	2,769
Surmodics, Inc. (A)	315	17,514
Tactile Systems Technology, Inc. (A)	415	18,447
Talis Biomedical Corp. (A)	773	4,831
Tandem Diabetes Care, Inc. (A)	1,236	147,554
Teleflex, Inc.	869	327,222
The Cooper Companies, Inc.	853	352,553
TransMedics Group, Inc. (A)	477	15,784
Utah Medical Products, Inc.	94	8,727
Vapotherm, Inc. (A)	424	9,442
Varex Imaging Corp. (A)	786	22,165
Venus Concept, Inc. (A)	2,267	5,690
West Pharmaceutical Services, Inc.	1,380	585,865
Xtant Medical Holdings, Inc. (A)	760	844
Zimmer Biomet Holdings, Inc.	3,775	552,509
		26,482,147
Health care providers and services – 2.3%
1Life Healthcare, Inc. (A)	1,199	24,280
Acadia Healthcare Company, Inc. (A)	1,902	121,310
Aceto Corp. (A)(C)	853	0
Addus HomeCare Corp. (A)	312	24,882
agilon health, Inc. (A)	5,403	141,613
Alignment Healthcare, Inc. (A)	1,440	23,011
Amedisys, Inc. (A)	684	101,984
AmerisourceBergen Corp.	3,711	443,279
AMN Healthcare Services, Inc. (A)	979	112,340
Anthem, Inc.	4,514	1,682,819
Apollo Medical Holdings, Inc. (A)(B)	645	58,727
Brookdale Senior Living, Inc. (A)	4,129	26,013
Cardinal Health, Inc.	5,347	264,463
Castle Biosciences, Inc. (A)	321	21,347
Centene Corp. (A)	11,088	690,893
Chemed Corp.	270	125,582
Cigna Corp.	6,391	1,279,223
Community Health Systems, Inc. (A)	2,677	31,321
CorVel Corp. (A)	411	76,536
Covetrus, Inc. (A)	2,407	43,663
Cross Country Healthcare, Inc. (A)	923	19,605
CVS Health Corp.	24,365	2,067,614
DaVita, Inc. (A)	2,096	243,681
Encompass Health Corp.	2,097	157,359
Five Star Senior Living, Inc. (A)	3,184	13,946
Fulgent Genetics, Inc. (A)	357	32,112
Guardant Health, Inc. (A)	1,967	245,895
Hanger, Inc. (A)	826	18,139
HCA Healthcare, Inc.	6,356	1,542,728
HealthEquity, Inc. (A)	1,482	95,974
Henry Schein, Inc. (A)	2,611	198,854
Humana, Inc.	2,338	909,833
Interpace Biosciences, Inc. (A)	276	2,456
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Laboratory Corp. of America Holdings (A)	1,855	$522,071
LHC Group, Inc. (A)	671	105,287
Magellan Health, Inc. (A)	528	49,922
McKesson Corp.	2,802	558,663
MEDNAX, Inc. (A)	1,742	49,525
ModivCare, Inc. (A)	241	43,770
Molina Healthcare, Inc. (A)	1,146	310,921
National HealthCare Corp.	341	23,863
National Research Corp.	530	22,350
Oak Street Health, Inc. (A)(B)	4,047	172,119
Ontrak, Inc. (A)	418	4,197
Option Care Health, Inc. (A)	3,590	87,093
Owens & Minor, Inc.	1,464	45,809
Patterson Companies, Inc.	2,037	61,395
PetIQ, Inc. (A)	575	14,358
Precipio, Inc. (A)	1,442	4,066
Premier, Inc., Class A	2,487	96,396
Privia Health Group, Inc. (A)	487	11,474
Progenity, Inc. (A)	1,353	2,057
Progyny, Inc. (A)	1,674	93,744
Quest Diagnostics, Inc.	2,466	358,334
R1 RCM, Inc. (A)	2,386	52,516
RadNet, Inc. (A)	1,162	34,058
Select Medical Holdings Corp.	2,879	104,133
Signify Health, Inc., Class A (A)(B)	2,116	37,813
Surgery Partners, Inc. (A)	1,125	47,633
Tenet Healthcare Corp. (A)	2,202	146,301
The Ensign Group, Inc.	1,158	86,723
The Joint Corp. (A)	360	35,287
The Pennant Group, Inc. (A)	613	17,219
Tivity Health, Inc. (A)	1,068	24,628
UnitedHealth Group, Inc.	15,978	6,243,244
Universal Health Services, Inc., Class B	1,703	235,644
US Physical Therapy, Inc.	281	31,079
		20,575,174
Health care technology – 0.4%
Allscripts Healthcare Solutions, Inc. (A)	3,473	46,434
American Well Corp., Class A (A)	4,475	40,767
Castlight Health, Inc., B Shares (A)	3,656	5,740
Cerner Corp.	5,581	393,572
Certara, Inc. (A)	2,913	96,420
Change Healthcare, Inc. (A)	2,632	55,114
Computer Programs & Systems, Inc. (A)	332	11,773
Doximity, Inc., Class A (A)	5,967	481,537
Evolent Health, Inc., Class A (A)	1,837	56,947
GoodRx Holdings, Inc., Class A (A)(B)	7,531	308,922
Health Catalyst, Inc. (A)	658	32,907
HealthStream, Inc. (A)	730	20,863
HTG Molecular Diagnostics, Inc. (A)	68	388
Inovalon Holdings, Inc., Class A (A)	3,247	130,822
Inspire Medical Systems, Inc. (A)	513	119,467
NantHealth, Inc. (A)	2,869	4,619
NextGen Healthcare, Inc. (A)	1,375	19,388
Omnicell, Inc. (A)	878	130,322
Phreesia, Inc. (A)	625	38,563
Schrodinger, Inc. (A)	841	45,986
Simulations Plus, Inc.	395	15,603
Tabula Rasa HealthCare, Inc. (A)	474	12,424
Teladoc Health, Inc. (A)	2,629	333,383
Veeva Systems, Inc., Class A (A)	2,849	820,996
Vocera Communications, Inc. (A)	698	31,940
		3,254,897
Life sciences tools and services – 1.4%
10X Genomics, Inc., Class A (A)	2,009	292,470

297

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Adaptive Biotechnologies Corp. (A)	2,619	$89,020
Agilent Technologies, Inc.	5,690	896,346
Avantor, Inc. (A)	11,445	468,101
Berkeley Lights, Inc. (A)	725	14,181
Bionano Genomics, Inc. (A)(B)	4,957	27,264
Bio-Rad Laboratories, Inc., Class A (A)	497	370,737
Bio-Techne Corp.	772	374,088
Bruker Corp.	3,230	252,263
Charles River Laboratories International, Inc. (A)	1,022	421,749
Codexis, Inc. (A)	1,349	31,378
Fluidigm Corp. (A)	1,624	10,702
ICON PLC (A)	548	143,587
Illumina, Inc. (A)	2,710	1,099,203
Inotiv, Inc. (A)	104	3,041
IQVIA Holdings, Inc. (A)	3,682	881,986
Maravai LifeSciences Holdings, Inc., Class A (A)	4,906	240,786
Medpace Holdings, Inc. (A)	761	144,042
Mettler-Toledo International, Inc. (A)	432	595,020
NanoString Technologies, Inc. (A)	769	36,920
NeoGenomics, Inc. (A)	2,242	108,154
Pacific Biosciences of California, Inc. (A)	3,229	82,501
PerkinElmer, Inc.	2,144	371,534
Personalis, Inc. (A)	696	13,391
PPD, Inc. (A)	5,729	268,060
Quanterix Corp. (A)	534	26,588
Repligen Corp. (A)	1,100	317,889
Sotera Health Company (A)	5,283	138,150
Syneos Health, Inc. (A)	2,189	191,494
Thermo Fisher Scientific, Inc.	7,126	4,071,298
Waters Corp. (A)	1,162	415,183
		12,397,126
Pharmaceuticals – 3.0%
9 Meters Biopharma, Inc. (A)	13,854	18,010
Aclaris Therapeutics, Inc. (A)	1,008	18,144
Aerie Pharmaceuticals, Inc. (A)	991	11,297
Agile Therapeutics, Inc. (A)	9,325	8,962
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Amneal Pharmaceuticals, Inc. (A)	6,203	33,124
Amphastar Pharmaceuticals, Inc. (A)	1,078	20,493
Ampio Pharmaceuticals, Inc. (A)(B)	2,637	4,377
Angion Biomedica Corp. (A)	423	4,133
ANI Pharmaceuticals, Inc. (A)	272	8,927
Antares Pharma, Inc. (A)	3,736	13,599
Aquestive Therapeutics, Inc. (A)	1,242	5,415
Arvinas, Inc. (A)	815	66,977
Atea Pharmaceuticals, Inc. (A)	1,573	55,149
Avalo Therapeutics, Inc. (A)	3,324	7,246
Axsome Therapeutics, Inc. (A)	727	23,962
Baudax Bio, Inc. (A)	12,510	7,056
BioDelivery Sciences International, Inc. (A)	2,072	7,480
Bristol-Myers Squibb Company	41,562	2,459,224
Cara Therapeutics, Inc. (A)	906	13,998
Cassava Sciences, Inc. (A)(B)	658	40,849
Catalent, Inc. (A)	3,070	408,525
cbdMD, Inc. (A)	231	480
Clearside Biomedical, Inc. (A)	632	3,792
CNS Pharmaceuticals, Inc. (A)	4,452	6,633
Collegium Pharmaceutical, Inc. (A)	742	14,647
Corcept Therapeutics, Inc. (A)	2,419	47,606
Dova Pharmaceuticals, Inc. (A)(C)	702	0
Durect Corp. (A)	4,211	5,390
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Edgewise Therapeutics, Inc. (A)	49	$813
Elanco Animal Health, Inc. (A)	7,805	248,901
Elanco Animal Health, Inc. (A)(C)	1,239	0
Eli Lilly & Company	17,620	4,071,101
Eloxx Pharmaceuticals, Inc. (A)	6,700	10,921
Endo International PLC (A)	4,819	15,614
Esperion Therapeutics, Inc. (A)	591	7,122
Evofem Biosciences, Inc. (A)(B)	8,299	6,130
Evoke Pharma, Inc. (A)	2,608	3,390
Evolus, Inc. (A)	1,331	10,142
EyeGate Pharmaceuticals, Inc. (A)	353	794
Eyenovia, Inc. (A)	1,620	7,938
Fulcrum Therapeutics, Inc. (A)	548	15,459
Graybug Vision, Inc. (A)	1,334	4,429
Harrow Health, Inc. (A)	642	5,836
Hoth Therapeutics, Inc. (A)	8,258	9,827
Ikena Oncology, Inc. (A)	481	6,070
IMARA, Inc. (A)	1,373	5,602
Innoviva, Inc. (A)	2,164	36,160
Jaguar Health, Inc. (A)	2,822	6,406
Johnson & Johnson	48,087	7,766,051
Kala Pharmaceuticals, Inc. (A)(B)	1,156	3,029
Kaleido Biosciences, Inc. (A)	768	4,193
Landos Biopharma, Inc. (A)	517	7,548
Lannett Company, Inc. (A)	920	2,760
Liquidia Corp. (A)	907	2,503
Longboard Pharmaceuticals, Inc. (A)	471	4,197
Lyra Therapeutics, Inc. (A)	779	7,120
Marinus Pharmaceuticals, Inc. (A)	569	6,475
Merck & Company, Inc.	46,028	3,457,163
Nektar Therapeutics (A)	3,720	66,811
NGM Biopharmaceuticals, Inc. (A)	1,448	30,437
Ocular Therapeutix, Inc. (A)	1,256	12,560
Odonate Therapeutics, Inc. (A)	5,596	16,284
Omeros Corp. (A)	1,206	16,631
Onconova Therapeutics, Inc. (A)	965	3,696
Optinose, Inc. (A)	5,512	16,536
Organon & Company	4,780	156,736
Osmotica Pharmaceuticals PLC (A)	6,046	17,836
Otonomy, Inc. (A)	7,305	14,026
Pacira BioSciences, Inc. (A)	888	49,728
Palisade Bio, Inc. (A)(B)	1,653	4,380
Paratek Pharmaceuticals, Inc. (A)	901	4,379
Pfizer, Inc.	102,379	4,403,321
Phathom Pharmaceuticals, Inc. (A)	484	15,536
Phibro Animal Health Corp., Class A	851	18,331
Pliant Therapeutics, Inc. (A)	232	3,916
PLx Pharma, Inc. (A)	510	9,843
Prestige Consumer Healthcare, Inc. (A)	1,076	60,374
Prevail Therapeutics, Inc. (A)(C)	788	394
Provention Bio, Inc. (A)	2,141	13,702
Rain Therapeutics, Inc. (A)	293	4,383
Reata Pharmaceuticals, Inc., Class A (A)	634	63,787
Revance Therapeutics, Inc. (A)	1,026	28,584
Royalty Pharma PLC, Class A	10,381	375,169
SCYNEXIS, Inc. (A)	790	4,187
Seelos Therapeutics, Inc. (A)	3,347	8,066
SIGA Technologies, Inc. (A)	1,954	14,440
Supernus Pharmaceuticals, Inc. (A)	1,139	30,377
Terns Pharmaceuticals, Inc. (A)	403	4,199
TherapeuticsMD, Inc. (A)	5,607	4,157
Tilray, Inc., Class 2 (A)(B)	7,922	89,439
Tobira Therapeutics, Inc. (A)(C)	609	2,521
Tricida, Inc. (A)	1,068	4,956
Vallon Pharmaceuticals, Inc. (A)	1,167	8,484

298

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Verrica Pharmaceuticals, Inc. (A)	659	$8,238
Viatris, Inc.	22,719	307,842
Virpax Pharmaceuticals, Inc. (A)	711	3,413
VYNE Therapeutics, Inc. (A)	2,528	3,514
Xeris Pharmaceuticals, Inc. (A)(B)	4,556	11,162
Zoetis, Inc.	8,750	1,698,725
Zogenix, Inc. (A)	961	14,598
Zomedica Corp. (A)	11,482	6,011
Zynerba Pharmaceuticals, Inc. (A)	1,351	5,728
		26,686,698
		112,186,541
Industrials – 8.4%
Aerospace and defense – 1.4%
AAR Corp. (A)	757	24,550
Aerojet Rocketdyne Holdings, Inc.	1,656	72,119
AeroVironment, Inc. (A)	512	44,196
Astronics Corp. (A)	623	8,759
Axon Enterprise, Inc. (A)	1,246	218,075
BWX Technologies, Inc.	1,923	103,573
Curtiss-Wright Corp.	789	99,556
Ducommun, Inc. (A)	268	13,494
General Dynamics Corp.	4,993	978,778
HEICO Corp., Class A	2,690	318,577
Hexcel Corp. (A)	1,762	104,645
Howmet Aerospace, Inc.	8,401	262,111
Huntington Ingalls Industries, Inc.	759	146,533
Kaman Corp.	587	20,938
Kratos Defense & Security Solutions, Inc. (A)	2,288	51,045
L3Harris Technologies, Inc.	3,809	838,894
Lockheed Martin Corp.	4,745	1,637,500
Maxar Technologies, Inc.	1,313	37,184
Mercury Systems, Inc. (A)	1,164	55,197
Moog, Inc., Class A	671	51,150
National Presto Industries, Inc.	169	13,872
Northrop Grumman Corp.	2,773	998,696
Park Aerospace Corp.	561	7,674
Parsons Corp. (A)	2,058	69,478
Raytheon Technologies Corp.	28,079	2,413,671
Spirit AeroSystems Holdings, Inc., Class A	2,171	95,936
Textron, Inc.	4,443	310,166
The Boeing Company (A)	10,819	2,379,531
TransDigm Group, Inc. (A)	1,033	645,181
Triumph Group, Inc. (A)	1,030	19,189
Vectrus, Inc. (A)	262	13,173
		12,053,441
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	1,293	33,372
Atlas Air Worldwide Holdings, Inc. (A)	480	39,206
CH Robinson Worldwide, Inc.	2,237	194,619
Echo Global Logistics, Inc. (A)	631	30,105
Expeditors International of Washington, Inc.	2,602	309,976
FedEx Corp.	5,017	1,100,178
Forward Air Corp.	636	52,801
GXO Logistics, Inc. (A)	1,938	152,017
Hub Group, Inc., Class A (A)	691	47,506
United Parcel Service, Inc., Class B	16,108	2,933,267
		4,893,047
Airlines – 0.2%
Alaska Air Group, Inc. (A)	2,510	147,086
Allegiant Travel Company (A)	324	63,336
American Airlines Group, Inc. (A)(B)	9,945	204,071
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Delta Air Lines, Inc. (A)	13,422	$571,911
Hawaiian Holdings, Inc. (A)	993	21,508
JetBlue Airways Corp. (A)	6,077	92,917
Mesa Air Group, Inc. (A)	734	5,622
SkyWest, Inc. (A)	1,002	49,439
Southwest Airlines Company (A)	10,995	565,473
Spirit Airlines, Inc. (A)	1,446	37,509
United Airlines Holdings, Inc. (A)	5,285	251,407
		2,010,279
Building products – 0.5%
A.O. Smith Corp.	3,268	199,577
AAON, Inc.	1,098	71,743
Advanced Drainage Systems, Inc.	1,309	141,595
American Woodmark Corp. (A)	361	23,599
Apogee Enterprises, Inc.	604	22,807
Armstrong World Industries, Inc.	856	81,722
Builders FirstSource, Inc. (A)	4,290	221,965
Carlisle Companies, Inc.	796	158,237
Carrier Global Corp.	16,178	837,373
Cornerstone Building Brands, Inc. (A)	2,840	41,492
CSW Industrials, Inc.	335	42,780
Fortune Brands Home & Security, Inc.	2,668	238,573
Gibraltar Industries, Inc. (A)	685	47,710
Griffon Corp.	1,054	25,928
Insteel Industries, Inc.	463	17,617
JELD-WEN Holding, Inc. (A)	2,148	53,764
Johnson Controls International PLC	9,635	655,951
Lennox International, Inc.	706	207,684
Masco Corp.	4,564	253,530
Owens Corning	2,138	182,799
PGT Innovations, Inc. (A)	1,295	24,735
Quanex Building Products Corp.	554	11,861
Resideo Technologies, Inc. (A)	2,645	65,570
Simpson Manufacturing Company, Inc.	929	99,375
The AZEK Company, Inc. (A)	1,030	37,626
Trex Company, Inc. (A)	2,395	244,122
UFP Industries, Inc.	1,297	88,170
		4,097,905
Commercial services and supplies – 0.6%
ABM Industries, Inc.	1,396	62,834
ACCO Brands Corp.	2,109	18,116
ACV Auctions, Inc., Class A (A)	1,749	31,290
ADT, Inc.	15,587	126,099
Aqua Metals, Inc. (A)	407	842
Brady Corp., Class A	1,122	56,885
BrightView Holdings, Inc. (A)	2,250	33,210
Casella Waste Systems, Inc., Class A (A)	1,031	78,294
CECO Environmental Corp. (A)	931	6,554
Cintas Corp.	1,923	732,009
Clean Harbors, Inc. (A)	1,183	122,878
Copart, Inc. (A)	4,342	602,322
CoreCivic, Inc. (A)	2,527	22,490
Covanta Holding Corp.	2,894	58,227
Deluxe Corp.	899	32,265
Ennis, Inc.	594	11,197
Harsco Corp. (A)	1,720	29,154
Healthcare Services Group, Inc.	1,557	38,909
Heritage-Crystal Clean, Inc. (A)	532	15,417
Herman Miller, Inc.	1,470	55,360
HNI Corp.	909	33,378
IAA, Inc. (A)	2,758	150,504
Interface, Inc.	1,246	18,877
KAR Auction Services, Inc. (A)	2,713	44,466
Kimball International, Inc., Class B	828	9,274
Matthews International Corp., Class A	695	24,110

299

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
MSA Safety, Inc.	789	$114,957
NL Industries, Inc.	1,371	7,897
Pitney Bowes, Inc.	3,630	26,172
Quad/Graphics, Inc. (A)	1,350	5,738
Republic Services, Inc.	5,154	618,789
Rollins, Inc.	9,589	338,779
RR Donnelley & Sons Company (A)	1,850	9,509
SP Plus Corp. (A)	517	15,856
Steelcase, Inc., Class A	2,479	31,434
Stericycle, Inc. (A)	1,924	130,774
Swisher Hygiene, Inc. (A)(C)	450	0
Team, Inc. (A)	728	2,191
Tetra Tech, Inc.	1,153	172,189
The Brink's Company	1,052	66,592
UniFirst Corp.	321	68,251
US Ecology, Inc. (A)	492	15,916
Viad Corp. (A)	446	20,253
Vidler Water Resouces, Inc. (A)	659	7,499
VSE Corp.	270	13,006
Waste Management, Inc.	7,421	1,108,401
		5,189,164
Construction and engineering – 0.2%
AECOM (A)	2,768	174,799
Ameresco, Inc., Class A (A)	1,046	61,118
Arcosa, Inc.	870	43,648
Argan, Inc.	361	15,765
Comfort Systems USA, Inc.	770	54,916
Construction Partners, Inc., Class A (A)	1,162	38,776
Dycom Industries, Inc. (A)	667	47,517
EMCOR Group, Inc.	901	103,957
Fluor Corp. (A)	3,029	48,373
Granite Construction, Inc.	1,014	40,104
Great Lakes Dredge & Dock Corp. (A)	1,462	22,062
IES Holdings, Inc. (A)	485	22,160
MasTec, Inc. (A)	1,529	131,922
Matrix Service Company (A)	663	6,935
MYR Group, Inc. (A)	381	37,910
Northwest Pipe Company (A)	252	5,972
Orbital Energy Group, Inc. (A)	635	1,956
Orion Group Holdings, Inc. (A)	985	5,358
Primoris Services Corp.	1,046	25,617
Quanta Services, Inc.	2,698	307,086
Sterling Construction Company, Inc. (A)	650	14,736
Tutor Perini Corp. (A)	1,152	14,953
Valmont Industries, Inc.	334	78,530
WillScot Mobile Mini Holdings Corp. (A)	4,767	151,209
		1,455,379
Electrical equipment – 0.6%
Acuity Brands, Inc.	788	136,616
Allied Motion Technologies, Inc.	333	10,416
American Superconductor Corp. (A)	626	9,127
AMETEK, Inc.	4,215	522,702
Array Technologies, Inc. (A)	2,418	44,781
Atkore, Inc. (A)	995	86,485
Ault Global Holdings, Inc. (A)	1,563	3,798
AZZ, Inc.	556	29,579
Blink Charging Company (A)	688	19,684
Bloom Energy Corp., Class A (A)	2,529	47,343
Eaton Corp. PLC	7,027	1,049,201
Emerson Electric Company	10,731	1,010,860
Encore Wire Corp.	444	42,105
Energous Corp. (A)(B)	2,561	5,327
EnerSys	886	65,954
FuelCell Energy, Inc. (A)	4,837	32,360
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Generac Holdings, Inc. (A)	592	$241,933
GrafTech International, Ltd.	4,843	49,980
Hubbell, Inc.	956	172,721
nVent Electric PLC	3,399	109,890
Ocean Power Technologies, Inc. (A)	567	1,315
Orion Energy Systems, Inc. (A)	2,776	10,799
Plug Power, Inc. (A)	9,570	244,418
Powell Industries, Inc.	287	7,052
Preformed Line Products Company	126	8,195
Regal Beloit Corp.	813	122,226
Rockwell Automation, Inc.	2,053	603,664
Sunrun, Inc. (A)	3,994	175,736
Sunworks, Inc. (A)	179	1,099
Thermon Group Holdings, Inc. (A)	751	13,000
TPI Composites, Inc. (A)	781	26,359
Vicor Corp. (A)	865	116,048
		5,020,773
Industrial conglomerates – 0.9%
3M Company	10,518	1,845,068
General Electric Company	20,442	2,106,139
Honeywell International, Inc.	12,632	2,681,521
Icahn Enterprises LP	4,276	213,586
Raven Industries, Inc. (A)	807	46,491
Roper Technologies, Inc.	1,888	842,293
		7,735,098
Machinery – 1.7%
AGCO Corp.	1,435	175,831
Agrify Corp. (A)	374	6,934
Alamo Group, Inc.	239	33,348
Albany International Corp., Class A	643	49,427
Allison Transmission Holdings, Inc.	1,182	41,748
Altra Industrial Motion Corp.	1,367	75,663
Astec Industries, Inc.	516	27,766
Barnes Group, Inc.	1,066	44,484
Caterpillar, Inc.	10,074	1,933,906
Chart Industries, Inc. (A)	759	145,052
CIRCOR International, Inc. (A)	461	15,218
Colfax Corp. (A)	2,476	113,648
Columbus McKinnon Corp.	532	25,722
Commercial Vehicle Group, Inc. (A)	856	8,098
Crane Company	1,181	111,971
Cummins, Inc.	2,458	551,968
Deere & Company	4,697	1,573,824
Donaldson Company, Inc.	2,191	125,785
Douglas Dynamics, Inc.	435	15,791
Dover Corp.	2,018	313,799
Energy Recovery, Inc. (A)	1,268	24,130
Enerpac Tool Group Corp.	1,293	26,804
EnPro Industries, Inc.	467	40,685
ESCO Technologies, Inc.	542	41,734
Evoqua Water Technologies Corp. (A)	2,421	90,933
Federal Signal Corp.	1,279	49,395
Flowserve Corp.	2,742	95,065
Fortive Corp.	6,140	433,300
Franklin Electric Company, Inc.	987	78,812
Gates Industrial Corp. PLC (A)	6,148	100,028
Gencor Industries, Inc. (A)	428	4,751
Graco, Inc.	3,258	227,962
Graham Corp.	310	3,844
Helios Technologies, Inc.	706	57,970
Hillenbrand, Inc.	1,583	67,515
Hurco Companies, Inc.	183	5,904
Hyster-Yale Materials Handling, Inc.	296	14,877
IDEX Corp.	1,049	217,091
Illinois Tool Works, Inc.	5,437	1,123,447

300

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Ingersoll Rand, Inc. (A)	7,954	$400,961
ITT, Inc.	1,654	141,979
John Bean Technologies Corp.	667	93,747
Kadant, Inc.	213	43,473
Kennametal, Inc.	1,782	60,998
LB Foster Company, Class A (A)	298	4,616
Lincoln Electric Holdings, Inc.	1,160	149,396
Lindsay Corp.	215	32,635
Lydall, Inc. (A)	434	26,947
Mayville Engineering Company, Inc. (A)	522	9,814
Meritor, Inc. (A)	1,419	30,239
Microvast Holdings, Inc. (A)	33,405	274,589
Miller Industries, Inc.	293	9,974
Mueller Industries, Inc.	1,297	53,307
Mueller Water Products, Inc., Class A	3,339	50,820
NN, Inc. (A)	766	4,022
Nordson Corp.	688	163,847
Omega Flex, Inc.	223	31,820
Oshkosh Corp.	1,294	132,467
Otis Worldwide Corp.	7,399	608,790
PACCAR, Inc.	5,710	450,633
Parker-Hannifin Corp.	2,416	675,562
Park-Ohio Holdings Corp.	316	8,064
Proto Labs, Inc. (A)	565	37,629
RBC Bearings, Inc. (A)	524	111,193
REV Group, Inc.	1,210	20,764
Rexnord Corp.	2,363	151,917
Snap-on, Inc.	835	174,473
SPX Corp. (A)	948	50,671
SPX FLOW, Inc.	923	67,471
Standex International Corp.	280	27,695
Stanley Black & Decker, Inc.	2,971	520,846
Tennant Company	380	28,101
Terex Corp.	1,554	65,423
The Eastern Company	202	5,082
The Gorman-Rupp Company	603	21,593
The Greenbrier Companies, Inc.	586	25,192
The Manitowoc Company, Inc. (A)	864	18,507
The Middleby Corp. (A)	1,172	199,838
The Shyft Group, Inc.	809	30,750
The Timken Company	1,583	103,560
The Toro Company	2,154	209,821
Titan International, Inc. (A)	1,677	12,007
TriMas Corp. (A)	1,035	33,493
Trinity Industries, Inc.	2,605	70,778
Wabash National Corp.	1,110	16,794
Wabtec Corp.	3,970	342,254
Watts Water Technologies, Inc., Class A	650	109,259
Welbilt, Inc. (A)	2,974	69,116
Woodward, Inc.	1,298	146,934
Xylem, Inc.	3,519	435,230
		14,659,321
Marine – 0.0%
Eagle Bulk Shipping, Inc. (A)	275	13,866
Kirby Corp. (A)	1,269	60,861
Matson, Inc.	933	75,302
		150,029
Professional services – 0.5%
Acacia Research Corp. (A)	1,686	11,448
ASGN, Inc. (A)	1,106	125,133
Barrett Business Services, Inc.	173	13,193
Booz Allen Hamilton Holding Corp.	2,445	194,011
CACI International, Inc., Class A (A)	333	87,279
CBIZ, Inc. (A)	1,144	36,997
CoStar Group, Inc. (A)	7,420	638,565
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
CRA International, Inc.	188	$18,676
Dun & Bradstreet Holdings, Inc. (A)	4,817	80,974
Equifax, Inc.	2,294	581,345
Exponent, Inc.	1,082	122,428
Forrester Research, Inc. (A)	420	20,689
Franklin Covey Company (A)	341	13,909
FTI Consulting, Inc. (A)	590	79,473
Heidrick & Struggles International, Inc.	459	20,485
Huron Consulting Group, Inc. (A)	481	25,012
ICF International, Inc.	377	33,662
Insperity, Inc.	843	93,354
Jacobs Engineering Group, Inc.	2,407	319,000
KBR, Inc.	2,986	117,648
Kelly Services, Inc., Class A	813	15,349
Kforce, Inc.	509	30,357
Korn Ferry	1,163	84,155
Leidos Holdings, Inc.	2,616	251,476
ManpowerGroup, Inc.	1,062	114,993
ManTech International Corp., Class A	809	61,419
Mistras Group, Inc. (A)	754	7,661
Resources Connection, Inc.	781	12,324
Robert Half International, Inc.	2,211	221,830
Science Applications International Corp.	1,089	93,175
ShiftPixy, Inc. (A)(B)	1,190	1,321
TransUnion	3,623	406,899
TriNet Group, Inc. (A)	1,465	138,560
TrueBlue, Inc. (A)	816	22,097
Upwork, Inc. (A)	2,419	108,928
Verisk Analytics, Inc.	2,981	597,005
Willdan Group, Inc. (A)	264	9,396
		4,810,226
Road and rail – 1.0%
AMERCO	253	163,446
ArcBest Corp.	604	49,389
Avis Budget Group, Inc. (A)	1,479	172,318
Covenant Logistics Group, Inc. (A)	501	13,853
CSX Corp.	41,976	1,248,366
Daseke, Inc. (A)	1,184	10,905
Heartland Express, Inc.	1,522	24,382
HyreCar, Inc. (A)	233	1,981
JB Hunt Transport Services, Inc.	1,930	322,735
Kansas City Southern	1,750	473,620
Knight-Swift Transportation Holdings, Inc.	3,561	182,145
Landstar System, Inc.	521	82,224
Lyft, Inc., Class A (A)	6,240	334,402
Marten Transport, Ltd.	1,666	26,140
Norfolk Southern Corp.	4,539	1,085,956
Old Dominion Freight Line, Inc.	2,233	638,593
P.A.M. Transportation Services, Inc. (A)	326	14,663
Ryder System, Inc.	1,136	93,959
Saia, Inc. (A)	560	133,297
Schneider National, Inc., Class B	3,647	82,933
TuSimple Holdings, Inc., Class A (A)	1,216	45,150
Uber Technologies, Inc. (A)	35,203	1,577,094
Union Pacific Corp.	10,618	2,081,234
Universal Logistics Holdings, Inc.	647	12,992
Werner Enterprises, Inc.	973	43,075
XPO Logistics, Inc. (A)	1,938	154,226
Yellow Corp. (A)	875	4,944
		9,074,022
Trading companies and distributors – 0.3%
Air Lease Corp.	2,163	85,092
Applied Industrial Technologies, Inc.	808	72,825
Beacon Roofing Supply, Inc. (A)	1,448	69,156

301

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
BlueLinx Holdings, Inc. (A)	138	$6,745
Boise Cascade Company	849	45,829
CAI International, Inc.	399	22,308
DXP Enterprises, Inc. (A)	424	12,538
EVI Industries, Inc. (A)	281	7,643
Fastenal Company	11,301	583,245
Fortress Transportation & Infrastructure Investors LLC	1,753	44,491
GATX Corp.	601	53,826
Global Industrial, Inc.	859	32,548
GMS, Inc. (A)	892	39,070
H&E Equipment Services, Inc.	706	24,505
Herc Holdings, Inc. (A)	600	98,076
Lawson Products, Inc. (A)	105	5,251
McGrath RentCorp	513	36,910
MRC Global, Inc. (A)	1,913	14,041
MSC Industrial Direct Company, Inc., Class A	1,063	85,242
NOW, Inc. (A)	2,361	18,062
Rush Enterprises, Inc., Class A	1,177	53,153
SiteOne Landscape Supply, Inc. (A)	878	175,135
Textainer Group Holdings, Ltd. (A)	1,307	45,627
Titan Machinery, Inc. (A)	554	14,354
United Rentals, Inc. (A)	1,337	469,193
Univar Solutions, Inc. (A)	3,580	85,276
Veritiv Corp. (A)	416	37,257
W.W. Grainger, Inc.	838	329,384
Watsco, Inc.	731	193,437
WESCO International, Inc. (A)	1,054	121,547
		2,881,766
		74,030,450
Information technology – 25.9%
Communications equipment – 0.8%
ADTRAN, Inc.	1,229	23,056
Applied Optoelectronics, Inc. (A)	524	3,762
Arista Networks, Inc. (A)	1,433	492,436
CalAmp Corp. (A)	820	8,159
Calix, Inc. (A)	1,308	64,654
Cambium Networks Corp. (A)	638	23,089
Casa Systems, Inc. (A)	2,022	13,709
Ciena Corp. (A)	2,982	153,126
Cisco Systems, Inc.	76,920	4,186,756
Clearfield, Inc. (A)	398	17,572
CommScope Holding Company, Inc. (A)	4,134	56,181
Comtech Telecommunications Corp.	548	14,034
Digi International, Inc. (A)	683	14,357
DZS, Inc. (A)	566	6,939
EchoStar Corp., Class A (A)	2,059	52,525
Extreme Networks, Inc. (A)	2,767	27,255
F5 Networks, Inc. (A)	1,169	232,374
Harmonic, Inc. (A)	2,084	18,235
Infinera Corp. (A)	3,517	29,261
Inseego Corp. (A)	1,798	11,975
Juniper Networks, Inc.	5,594	153,947
KVH Industries, Inc. (A)	504	4,854
Lumentum Holdings, Inc. (A)	1,592	132,996
Motorola Solutions, Inc.	2,893	672,102
NETGEAR, Inc. (A)	654	20,869
NetScout Systems, Inc. (A)	1,586	42,743
Plantronics, Inc. (A)	893	22,959
Powerwave Technologies, Inc. (A)(C)	912	0
Resonant, Inc. (A)	247	598
Ribbon Communications, Inc. (A)	2,627	15,709
Ubiquiti, Inc.	1,238	369,753
ViaSat, Inc. (A)	1,289	70,985
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Viavi Solutions, Inc. (A)	4,848	$76,308
Vislink Technologies, Inc. (A)	1,137	2,058
		7,035,336
Electronic equipment, instruments and components – 0.7%
Advanced Energy Industries, Inc.	809	70,990
Akoustis Technologies, Inc. (A)	872	8,458
Amphenol Corp., Class A	10,849	794,472
Arlo Technologies, Inc. (A)	1,497	9,596
Arrow Electronics, Inc. (A)	1,238	139,015
Avnet, Inc.	1,858	68,690
Badger Meter, Inc.	609	61,594
Bel Fuse, Inc., Class B	346	4,301
Belden, Inc.	915	53,308
Benchmark Electronics, Inc.	800	21,368
CDW Corp.	2,526	459,783
Cognex Corp.	3,548	284,621
Coherent, Inc. (A)	509	127,296
Corning, Inc.	15,094	550,780
CTS Corp.	670	20,710
Daktronics, Inc. (A)	1,227	6,663
ePlus, Inc. (A)	171	17,546
FARO Technologies, Inc. (A)	391	25,732
II-VI, Inc. (A)	1,909	113,318
Insight Enterprises, Inc. (A)	735	66,209
IPG Photonics Corp. (A)	1,012	160,301
Iteris, Inc. (A)	1,032	5,449
Itron, Inc. (A)	841	63,605
Jabil, Inc.	2,933	171,199
Keysight Technologies, Inc. (A)	3,385	556,122
Kimball Electronics, Inc. (A)	601	15,488
Knowles Corp. (A)	1,955	36,637
Littelfuse, Inc.	493	134,722
Methode Electronics, Inc.	804	33,808
MicroVision, Inc. (A)	2,290	25,305
Napco Security Technologies, Inc. (A)	429	18,481
National Instruments Corp.	2,724	106,863
nLight, Inc. (A)	848	23,905
Novanta, Inc. (A)	739	114,176
OSI Systems, Inc. (A)	333	31,568
PAR Technology Corp. (A)	370	22,759
PC Connection, Inc.	517	22,764
Plexus Corp. (A)	489	43,721
Rogers Corp. (A)	393	73,287
Sanmina Corp. (A)	1,095	42,201
ScanSource, Inc. (A)	460	16,003
SYNNEX Corp.	1,018	105,974
Teledyne Technologies, Inc. (A)	883	379,319
Trimble, Inc. (A)	4,825	396,856
TTM Technologies, Inc. (A)	2,254	28,333
Vishay Intertechnology, Inc.	3,003	60,330
Vishay Precision Group, Inc. (A)	306	10,640
Vontier Corp.	2,732	91,795
Zebra Technologies Corp., Class A (A)	998	514,389
		6,210,450
IT services – 4.6%
Affirm Holdings, Inc. (A)	3,775	449,716
Akamai Technologies, Inc. (A)	2,848	297,872
Alliance Data Systems Corp.	932	94,029
Automatic Data Processing, Inc.	6,407	1,280,887
BigCommerce Holdings, Inc., Series 1 (A)	1,073	54,337
BM Technologies, Inc. (A)	1,528	13,599
Brightcove, Inc. (A)	983	11,344
Broadridge Financial Solutions, Inc.	2,155	359,109
Cass Information Systems, Inc.	256	10,714

302

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Cloudflare, Inc., Class A (A)	5,998	$675,675
Cognizant Technology Solutions Corp., Class A	9,804	727,555
Concentrix Corp. (A)	1,018	180,186
Conduent, Inc. (A)	4,621	30,452
CSG Systems International, Inc.	659	31,764
DXC Technology Company (A)	5,359	180,116
EPAM Systems, Inc. (A)	1,091	622,394
Euronet Worldwide, Inc. (A)	1,131	143,954
EVO Payments, Inc., Class A (A)	1,768	41,866
ExlService Holdings, Inc. (A)	712	87,661
Fastly, Inc., Class A (A)	1,995	80,678
Fidelity National Information Services, Inc.	11,395	1,386,544
Fiserv, Inc. (A)	12,393	1,344,641
FleetCor Technologies, Inc. (A)	1,524	398,175
Gartner, Inc. (A)	1,708	519,027
Genpact, Ltd.	3,996	189,850
Global Payments, Inc.	5,523	870,314
GoDaddy, Inc., Class A (A)	3,165	220,601
GreenSky, Inc., Class A (A)	3,876	43,334
i3 Verticals, Inc., Class A (A)	606	14,671
IBM Corp.	16,189	2,249,138
Information Services Group, Inc.	1,409	10,117
Jack Henry & Associates, Inc.	1,234	202,450
Limelight Networks, Inc. (A)	2,664	6,340
LiveRamp Holdings, Inc. (A)	1,431	67,586
Marqeta, Inc., Class A (A)(B)	18,923	418,577
Mastercard, Inc., Class A	18,201	6,328,124
MAXIMUS, Inc.	1,146	95,347
MoneyGram International, Inc. (A)	1,519	12,182
MongoDB, Inc. (A)	1,175	554,024
Okta, Inc. (A)	2,436	578,160
Paychex, Inc.	6,715	755,102
PayPal Holdings, Inc. (A)	21,633	5,629,123
Paysign, Inc. (A)	1,105	2,984
Perficient, Inc. (A)	713	82,494
Sabre Corp. (A)	5,716	67,677
ServiceSource International, Inc. (A)	14,242	19,227
Shift4 Payments, Inc., Class A (A)	700	54,264
Snowflake, Inc., Class A (A)	5,436	1,644,009
SolarWinds Corp.	3,262	54,573
Square, Inc., Class A (A)	8,502	2,039,120
Squarespace, Inc., Class A (A)(B)	884	34,158
StarTek, Inc. (A)	653	3,598
Switch, Inc., Class A	5,110	129,743
The Hackett Group, Inc.	696	13,656
The Western Union Company	7,400	149,628
TTEC Holdings, Inc.	986	92,221
Twilio, Inc., Class A (A)	2,920	931,626
Unisys Corp. (A)	1,343	33,763
VeriSign, Inc. (A)	1,742	357,127
Verra Mobility Corp. (A)	3,363	50,680
Visa, Inc., Class A	35,691	7,950,170
WEX, Inc. (A)	903	159,054
		41,137,107
Semiconductors and semiconductor equipment – 4.6%
ACM Research, Inc., Class A (A)	406	44,660
Advanced Micro Devices, Inc. (A)	22,503	2,315,559
Allegro MicroSystems, Inc. (A)	3,608	115,312
Alpha & Omega Semiconductor, Ltd. (A)	622	19,512
Ambarella, Inc. (A)	706	109,952
Amkor Technology, Inc.	5,075	126,621
Analog Devices, Inc.	9,415	1,576,824
Applied Materials, Inc.	16,939	2,180,557
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Atomera, Inc. (A)	385	$8,890
Axcelis Technologies, Inc. (A)	734	34,520
Broadcom, Inc.	7,470	3,622,427
Brooks Automation, Inc.	1,532	156,800
CEVA, Inc. (A)	512	21,847
Cirrus Logic, Inc. (A)	1,046	86,138
CMC Materials, Inc.	612	75,417
Cohu, Inc. (A)	925	29,545
Diodes, Inc. (A)	920	83,343
DSP Group, Inc. (A)	596	13,058
EMagin Corp. (A)	258	583
Enphase Energy, Inc. (A)	2,514	377,025
Entegris, Inc.	2,625	330,488
First Solar, Inc. (A)	2,030	193,784
FormFactor, Inc. (A)	1,518	56,667
Ichor Holdings, Ltd. (A)	384	15,779
Impinj, Inc. (A)	486	27,765
Intel Corp.	73,458	3,913,842
KLA Corp.	2,820	943,318
Kulicke & Soffa Industries, Inc.	1,388	80,893
Lam Research Corp.	2,616	1,488,896
Lattice Semiconductor Corp. (A)	2,827	182,766
MACOM Technology Solutions Holdings, Inc. (A)	1,335	86,601
Marvell Technology, Inc.	15,268	920,813
Maxeon Solar Technologies, Ltd. (A)	410	7,228
MaxLinear, Inc. (A)	1,515	74,614
Meta Materials, Inc. (A)(B)	1,228	7,098
Microchip Technology, Inc.	4,982	764,687
Micron Technology, Inc.	20,547	1,458,426
MKS Instruments, Inc.	1,139	171,886
Monolithic Power Systems, Inc.	873	423,126
NeoPhotonics Corp. (A)	1,119	9,746
NVE Corp.	120	7,676
NVIDIA Corp.	45,756	9,478,813
ON Semiconductor Corp. (A)	8,461	387,260
Onto Innovation, Inc. (A)	982	70,950
PDF Solutions, Inc. (A)	745	17,165
Photronics, Inc. (A)	1,478	20,145
Power Integrations, Inc.	1,203	119,085
Qorvo, Inc. (A)	2,048	342,405
QUALCOMM, Inc.	20,653	2,663,824
Rambus, Inc. (A)	2,420	53,724
Semtech Corp. (A)	1,393	108,612
Silicon Laboratories, Inc. (A)	876	122,780
SiTime Corp. (A)	232	47,367
Skyworks Solutions, Inc.	2,973	489,891
SMART Global Holdings, Inc. (A)	535	23,808
SunPower Corp. (A)	3,285	74,504
Synaptics, Inc. (A)	681	122,396
Teradyne, Inc.	3,234	353,056
Texas Instruments, Inc.	16,691	3,208,177
Ultra Clean Holdings, Inc. (A)	883	37,616
Universal Display Corp.	975	166,686
Veeco Instruments, Inc. (A)	1,119	24,853
Wolfspeed, Inc. (A)	2,258	182,288
Xilinx, Inc.	4,472	675,227
		40,955,321
Software – 10.0%
8x8, Inc. (A)	2,122	49,634
A10 Networks, Inc. (A)	1,809	24,385
ACI Worldwide, Inc. (A)	2,427	74,582
Adobe, Inc. (A)	8,195	4,718,025
Agilysys, Inc. (A)	564	29,531
Alarm.com Holdings, Inc. (A)	1,025	80,145

303

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Alkami Technology, Inc. (A)	757	$18,683
Altair Engineering, Inc., Class A (A)	1,540	106,168
Alteryx, Inc., Class A (A)	1,359	99,343
American Software, Inc., Class A	679	16,126
Anaplan, Inc. (A)	2,761	168,117
ANSYS, Inc. (A)	1,673	569,573
Appfolio, Inc., Class A (A)	718	86,447
Appian Corp. (A)(B)	1,411	130,532
AppLovin Corp., Class A (A)	6,673	482,925
Asana, Inc., Class A (A)	2,882	299,267
Aspen Technology, Inc. (A)	1,425	174,990
Autodesk, Inc. (A)	4,162	1,186,878
Avalara, Inc. (A)	1,613	281,904
Avaya Holdings Corp. (A)	2,155	42,647
Benefitfocus, Inc. (A)	722	8,014
Bentley Systems, Inc., Class B (B)	4,989	302,533
Bill.com Holdings, Inc. (A)	1,427	380,938
Black Knight, Inc. (A)	2,978	214,416
Blackbaud, Inc. (A)	1,029	72,390
Blackline, Inc. (A)	1,170	138,130
Bottomline Technologies DE, Inc. (A)	930	36,530
Box, Inc., Class A (A)	3,163	74,868
C3.Ai, Inc., Class A (A)(B)	1,825	84,571
Cadence Design Systems, Inc. (A)	5,263	797,029
CDK Global, Inc.	2,502	106,460
Cerence, Inc. (A)	788	75,735
Ceridian HCM Holding, Inc. (A)	2,985	336,171
ChannelAdvisor Corp. (A)	697	17,585
Citrix Systems, Inc.	2,335	250,709
Cloudera, Inc. (A)	5,998	95,788
Cognyte Software, Ltd. (A)	1,365	28,051
CommVault Systems, Inc. (A)	969	72,975
Confluent, Inc., Class A (A)(B)	6,891	411,048
Cornerstone OnDemand, Inc. (A)	1,274	72,949
Coupa Software, Inc. (A)	1,333	292,167
Crowdstrike Holdings, Inc., Class A (A)	4,293	1,055,134
Datadog, Inc., Class A (A)	6,130	866,476
Digimarc Corp. (A)	294	10,125
DocuSign, Inc. (A)	3,724	958,669
Dolby Laboratories, Inc., Class A	1,941	170,808
Domo, Inc., Class B (A)	622	52,522
DoubleVerify Holdings, Inc. (A)	265	9,052
Dropbox, Inc., Class A (A)	8,100	236,682
Duck Creek Technologies, Inc. (A)	1,484	65,652
Dynatrace, Inc. (A)	5,749	408,007
Ebix, Inc.	651	17,531
eGain Corp. (A)	755	7,701
Envestnet, Inc. (A)	1,101	88,344
Everbridge, Inc. (A)	708	106,936
Fair Isaac Corp. (A)	552	219,657
Five9, Inc. (A)	1,276	203,828
Fortinet, Inc. (A)	3,121	911,457
Guidewire Software, Inc. (A)	1,721	204,575
HubSpot, Inc. (A)	893	603,748
Intelligent Systems Corp. (A)	199	8,081
InterDigital, Inc.	665	45,100
Intuit, Inc.	5,101	2,752,041
j2 Global, Inc. (A)	891	121,728
JFrog, Ltd. (A)	1,737	58,190
KnowBe4, Inc., Class A (A)(B)	2,566	56,349
LivePerson, Inc. (A)	1,406	82,884
Mandiant, Inc. (A)	4,573	81,399
Manhattan Associates, Inc. (A)	1,337	204,601
McAfee Corp., Class A	8,082	178,693
Medallia, Inc. (A)	2,506	84,878
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	134,752	$37,989,284
MicroStrategy, Inc., Class A (A)	221	127,826
Mitek Systems, Inc. (A)	911	16,854
Model N, Inc. (A)	719	24,087
Momentive Global, Inc. (A)	2,843	55,723
N-Able, Inc. (A)	3,262	40,481
NCino, Inc. (A)	995	70,675
NCR Corp. (A)	2,659	103,063
New Relic, Inc. (A)	1,234	88,564
NortonLifeLock, Inc.	11,705	296,137
Nuance Communications, Inc. (A)	5,647	310,811
Nutanix, Inc., Class A (A)	3,956	149,141
Olo, Inc., Class A (A)	1,880	56,456
OneSpan, Inc. (A)	910	17,090
Oracle Corp.	48,812	4,252,990
PagerDuty, Inc. (A)	1,640	67,929
Palantir Technologies, Inc., Class A (A)	31,773	763,823
Palo Alto Networks, Inc. (A)	1,888	904,352
Paycom Software, Inc. (A)	1,189	589,447
Paycor HCM, Inc. (A)	8,029	282,300
Paylocity Holding Corp. (A)	1,121	314,328
Pegasystems, Inc.	1,661	211,113
Ping Identity Holding Corp. (A)	1,506	37,002
Procore Technologies, Inc. (A)(B)	693	61,913
Progress Software Corp.	952	46,829
PROS Holdings, Inc. (A)	881	31,258
PTC, Inc. (A)	2,371	284,022
Q2 Holdings, Inc. (A)	1,009	80,861
Qualtrics International, Inc., Class A (A)	7,538	322,174
Qualys, Inc. (A)	812	90,367
Rapid7, Inc. (A)	1,045	118,106
Rekor Systems, Inc. (A)	930	10,686
Rimini Street, Inc. (A)	1,519	14,658
RingCentral, Inc., Class A (A)	1,564	340,170
Riot Blockchain, Inc. (A)	1,338	34,387
Sailpoint Technologies Holdings, Inc. (A)	1,899	81,429
salesforce.com, Inc. (A)	18,033	4,890,910
SecureWorks Corp., Class A (A)	1,619	32,186
SEMrush Holdings, Inc., Class A (A)(B)	1,187	27,372
SentinelOne, Inc., Class A (A)(B)	6,401	342,902
ServiceNow, Inc. (A)	3,672	2,284,975
ShotSpotter, Inc. (A)	262	9,529
Smartsheet, Inc., Class A (A)	2,404	165,443
Splunk, Inc. (A)	3,253	470,742
Sprinklr, Inc., Class A (A)(B)	19,215	336,263
Sprout Social, Inc., Class A (A)	881	107,438
SPS Commerce, Inc. (A)	728	117,434
SS&C Technologies Holdings, Inc.	5,047	350,262
Synchronoss Technologies, Inc. (A)	1,177	2,825
Synopsys, Inc. (A)	2,704	809,605
Tenable Holdings, Inc. (A)	2,078	95,879
Teradata Corp. (A)	2,339	134,142
The Trade Desk, Inc., Class A (A)	9,051	636,285
Tyler Technologies, Inc. (A)	782	358,664
UiPath, Inc., Class A (A)(B)	9,678	509,160
Unity Software, Inc. (A)	5,157	651,071
Upland Software, Inc. (A)	553	18,492
Varonis Systems, Inc. (A)	1,938	117,927
Verint Systems, Inc. (A)	1,365	61,138
Veritone, Inc. (A)	355	8,481
Vertex, Inc., Class A (A)	794	15,261
Viant Technology, Inc., Class A (A)	568	6,941
VirnetX Holding Corp. (A)(B)	1,593	6,245
VMware, Inc., Class A (A)(B)	7,629	1,134,432
Vonage Holdings Corp. (A)	5,098	82,180

304

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Workday, Inc., Class A (A)	4,681	$1,169,735
Workiva, Inc. (A)	982	138,423
Xperi Holding Corp.	2,215	41,731
Yext, Inc. (A)	2,432	29,257
Zendesk, Inc. (A)	2,343	272,702
Zix Corp. (A)	1,285	9,085
Zoom Video Communications, Inc., Class A (A)	5,470	1,430,405
Zscaler, Inc. (A)	2,675	701,439
Zuora, Inc., Class A (A)	2,388	39,593
		88,282,697
Technology hardware, storage and peripherals – 5.2%
3D Systems Corp. (A)	2,572	70,910
Apple, Inc.	299,148	42,329,390
Avid Technology, Inc. (A)	1,003	29,007
Boxlight Corp., Class A (A)	1,426	3,209
Dell Technologies, Inc., Class C (A)	13,953	1,451,670
Diebold Nixdorf, Inc. (A)	1,715	17,339
Eastman Kodak Company (A)	667	4,542
Hewlett Packard Enterprise Company	23,098	329,147
HP, Inc.	23,321	638,063
Immersion Corp. (A)	809	5,534
Intevac, Inc. (A)	745	3,561
NetApp, Inc.	4,345	390,007
Pure Storage, Inc., Class A (A)	5,381	135,386
Western Digital Corp. (A)	5,790	326,788
Xerox Holdings Corp.	3,628	73,177
		45,807,730
		229,428,641
Materials – 2.2%
Chemicals – 1.3%
AdvanSix, Inc. (A)	524	20,829
Air Products & Chemicals, Inc.	3,825	979,621
Albemarle Corp.	2,196	480,858
American Vanguard Corp.	728	10,956
Amyris, Inc. (A)	4,542	62,362
Ashland Global Holdings, Inc.	1,039	92,596
Avient Corp.	1,723	79,861
Axalta Coating Systems, Ltd. (A)	4,602	134,332
Balchem Corp.	681	98,793
Cabot Corp.	1,218	61,046
Celanese Corp.	1,972	297,062
CF Industries Holdings, Inc.	4,338	242,147
Chase Corp.	194	19,817
Corteva, Inc.	14,102	593,412
CVR Nitrogen LP (A)(C)	1,086	195
Diversey Holdings, Ltd. (A)	540	8,662
Dow, Inc.	14,168	815,510
DuPont de Nemours, Inc.	10,003	680,104
Eastman Chemical Company	2,543	256,182
Ecolab, Inc.	5,046	1,052,697
Ecovyst, Inc.	2,904	33,861
Ferro Corp. (A)	1,770	36,002
FMC Corp.	2,313	211,778
FutureFuel Corp.	1,090	7,772
GCP Applied Technologies, Inc. (A)	1,572	34,458
Hawkins, Inc.	532	18,556
HB Fuller Company	1,076	69,467
Huntsman Corp.	4,735	140,109
Ingevity Corp. (A)	884	63,091
Innospec, Inc.	510	42,952
International Flavors & Fragrances, Inc.	4,736	633,298
Intrepid Potash, Inc. (A)	345	10,661
Koppers Holdings, Inc. (A)	482	15,067
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Kraton Corp. (A)	660	$30,122
Kronos Worldwide, Inc.	2,526	31,348
Livent Corp. (A)	3,162	73,074
Marrone Bio Innovations, Inc. (A)	3,996	3,600
Minerals Technologies, Inc.	673	47,002
Olin Corp.	3,408	164,436
PPG Industries, Inc.	4,296	614,371
Quaker Chemical Corp.	313	74,406
Rayonier Advanced Materials, Inc. (A)	1,194	8,955
RPM International, Inc.	2,245	174,324
Sensient Technologies Corp.	828	75,414
Stepan Company	302	34,108
The Chemours Company	3,379	98,194
The Mosaic Company	7,614	271,972
The Scotts Miracle-Gro Company	1,098	160,703
The Sherwin-Williams Company	4,929	1,378,789
Trecora Resources (A)	757	6,192
Tredegar Corp.	832	10,134
Trinseo SA	852	45,991
Valhi, Inc.	660	15,398
Valvoline, Inc.	3,909	121,883
Westlake Chemical Corp.	2,620	238,787
Westlake Chemical Partners LP	799	19,448
Zymergen, Inc. (A)(B)	1,246	16,410
		11,019,175
Construction materials – 0.1%
Eagle Materials, Inc.	850	111,486
Forterra, Inc. (A)	1,414	33,314
Martin Marietta Materials, Inc.	1,073	366,623
Summit Materials, Inc., Class A (A)	2,396	76,600
United States Lime & Minerals, Inc.	134	16,187
Vulcan Materials Company	2,263	382,809
		987,019
Containers and packaging – 0.3%
AptarGroup, Inc.	755	90,109
Avery Dennison Corp.	1,576	326,563
Ball Corp.	5,789	520,836
Berry Global Group, Inc. (A)	2,634	160,358
Crown Holdings, Inc.	2,263	228,065
Graphic Packaging Holding Company	5,879	111,936
Greif, Inc., Class A	1,049	67,765
International Paper Company	7,403	413,976
Myers Industries, Inc.	844	16,517
O-I Glass, Inc. (A)	3,338	47,633
Packaging Corp. of America	1,636	224,852
Sealed Air Corp.	3,058	167,548
Silgan Holdings, Inc.	1,469	56,351
Sonoco Products Company	1,488	88,655
Westrock Company	4,971	247,705
		2,768,869
Metals and mining – 0.5%
Alcoa Corp. (A)	3,951	193,362
Allegheny Technologies, Inc. (A)	2,687	44,685
Alpha Metallurgical Resources, Inc. (A)	390	19,418
Arconic Corp. (A)	2,276	71,785
Carpenter Technology Corp.	1,071	35,065
Century Aluminum Company (A)	2,194	29,509
Cleveland-Cliffs, Inc. (A)(B)	8,361	165,631
Coeur Mining, Inc. (A)	5,000	30,850
Commercial Metals Company	2,537	77,277
Compass Minerals International, Inc.	766	49,330
Freeport-McMoRan, Inc.	27,799	904,301
Haynes International, Inc.	334	12,442
Hecla Mining Company	10,978	60,379

305

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Kaiser Aluminum Corp.	367	$39,988
Materion Corp.	423	29,035
Newmont Corp.	14,846	806,138
Nucor Corp.	5,621	553,612
Olympic Steel, Inc.	344	8,380
Reliance Steel & Aluminum Company	555	79,043
Royal Gold, Inc.	1,268	121,081
Ryerson Holding Corp.	938	20,889
Schnitzer Steel Industries, Inc., Class A	654	28,652
Southern Copper Corp.	15,210	853,889
Steel Dynamics, Inc.	4,101	239,826
SunCoke Energy, Inc.	2,119	13,307
TimkenSteel Corp. (A)	1,209	15,814
U.S. Steel Corp.	3,560	78,213
Warrior Met Coal, Inc.	968	22,525
Worthington Industries, Inc.	793	41,791
		4,646,217
Paper and forest products – 0.0%
Clearwater Paper Corp. (A)	390	14,949
Glatfelter Corp.	999	14,086
Louisiana-Pacific Corp.	2,277	139,739
Neenah, Inc.	345	16,080
Schweitzer-Mauduit International, Inc.	627	21,732
Verso Corp., Class A	768	15,936
		222,522
		19,643,802
Real estate – 3.2%
Equity real estate investment trusts – 3.0%
Acadia Realty Trust	1,860	37,963
Agree Realty Corp.	883	58,481
Alexander & Baldwin, Inc.	1,588	37,223
Alexander's, Inc.	108	28,147
Alexandria Real Estate Equities, Inc.	2,408	460,097
American Assets Trust, Inc.	1,271	47,561
American Campus Communities, Inc.	2,883	139,681
American Finance Trust, Inc.	2,393	19,240
American Homes 4 Rent, Class A	6,327	241,185
American Tower Corp.	8,153	2,163,888
Americold Realty Trust	4,031	117,101
Apartment Income REIT Corp.	3,114	151,994
Apartment Investment and Management Company, Class A	3,114	21,331
Apple Hospitality REIT, Inc.	4,752	74,749
Armada Hoffler Properties, Inc.	1,229	16,432
Ashford Hospitality Trust, Inc. (A)	247	3,636
AvalonBay Communities, Inc.	2,381	527,725
Bluerock Residential Growth REIT, Inc.	731	9,313
Boston Properties, Inc.	3,063	331,876
Braemar Hotels & Resorts, Inc. (A)	978	4,743
Brandywine Realty Trust	3,857	51,761
Brixmor Property Group, Inc.	6,250	138,188
BRT Apartments Corp.	385	7,423
Camden Property Trust	1,681	247,897
CareTrust REIT, Inc.	2,053	41,717
CatchMark Timber Trust, Inc., Class A	1,315	15,609
Centerspace	226	21,357
Chatham Lodging Trust (A)	1,057	12,948
CIM Commercial Trust Corp.	337	3,053
Columbia Property Trust, Inc.	2,547	48,444
Community Healthcare Trust, Inc.	472	21,330
CorePoint Lodging, Inc. (A)	1,422	22,041
CoreSite Realty Corp.	786	108,892
Corporate Office Properties Trust	2,391	64,509
Cousins Properties, Inc.	3,094	115,375
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Crown Castle International Corp.	7,846	$1,359,869
CubeSmart	3,975	192,589
CyrusOne, Inc.	2,372	183,617
DiamondRock Hospitality Company (A)	4,310	40,730
Digital Realty Trust, Inc.	4,963	716,905
DigitalBridge Group, Inc. (A)	10,479	63,188
Diversified Healthcare Trust	5,157	17,482
Douglas Emmett, Inc.	3,681	116,356
Duke Realty Corp.	6,680	319,772
Easterly Government Properties, Inc.	1,561	32,250
EastGroup Properties, Inc.	743	123,806
Empire State Realty Trust, Inc., Class A	3,892	39,037
EPR Properties	1,636	80,786
Equinix, Inc.	1,615	1,276,060
Equity LifeStyle Properties, Inc.	2,967	231,723
Equity Residential	6,930	560,776
Essential Properties Realty Trust, Inc.	1,463	40,847
Essex Property Trust, Inc.	1,085	346,918
Extra Space Storage, Inc.	2,406	404,184
Farmland Partners, Inc.	930	11,151
Federal Realty Investment Trust	1,572	185,480
First Industrial Realty Trust, Inc.	2,535	132,023
Four Corners Property Trust, Inc.	1,453	39,028
Franklin Street Properties Corp.	2,261	10,491
Gaming and Leisure Properties, Inc.	4,534	210,015
Getty Realty Corp.	966	28,313
Gladstone Commercial Corp.	793	16,677
Gladstone Land Corp.	706	16,076
Global Medical REIT, Inc.	854	12,554
Global Net Lease, Inc.	1,979	31,704
Healthcare Realty Trust, Inc.	2,832	84,337
Healthcare Trust of America, Inc., Class A	4,366	129,496
Healthpeak Properties, Inc.	10,353	346,618
Hersha Hospitality Trust (A)	1,005	9,377
Highwoods Properties, Inc.	2,184	95,790
Host Hotels & Resorts, Inc. (A)	14,870	242,827
Hudson Pacific Properties, Inc.	3,264	85,745
Independence Realty Trust, Inc.	2,095	42,633
Indus Realty Trust, Inc.	186	13,039
Industrial Logistics Properties Trust	1,490	37,861
Innovative Industrial Properties, Inc.	316	73,050
Invitation Homes, Inc.	10,409	398,977
Iron Mountain, Inc.	6,007	261,004
iStar, Inc.	1,236	30,999
JBG SMITH Properties	2,856	84,566
Kilroy Realty Corp.	2,218	146,854
Kimco Realty Corp.	12,663	262,757
Kite Realty Group Trust	1,853	37,727
Lamar Advertising Company, Class A	2,080	235,976
Lexington Realty Trust	5,323	67,868
Life Storage, Inc.	1,345	154,325
LTC Properties, Inc.	837	26,525
Mack-Cali Realty Corp. (A)	1,996	34,172
Medical Properties Trust, Inc.	10,170	204,112
MGM Growth Properties LLC, Class A	2,079	79,626
Mid-America Apartment Communities, Inc.	1,956	365,283
Monmouth Real Estate Investment Corp.	2,045	38,139
National Health Investors, Inc.	880	47,080
National Retail Properties, Inc.	3,402	146,932
National Storage Affiliates Trust	1,224	64,615
New York REIT Liquidating LLC (A)(C)	457	7,419
NexPoint Residential Trust, Inc.	583	36,076
Office Properties Income Trust	1,104	27,964

306

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Omega Healthcare Investors, Inc.	4,564	$136,737
One Liberty Properties, Inc.	547	16,678
Outfront Media, Inc.	3,037	76,532
Paramount Group, Inc.	4,911	44,150
Park Hotels & Resorts, Inc. (A)	5,041	96,485
Pebblebrook Hotel Trust	2,802	62,793
Pennsylvania Real Estate Investment Trust (A)	968	1,878
Physicians Realty Trust	3,981	70,145
Piedmont Office Realty Trust, Inc., Class A	2,477	43,174
Plymouth Industrial REIT, Inc.	429	9,760
PotlatchDeltic Corp.	1,473	75,977
Preferred Apartment Communities, Inc.	904	11,056
Prologis, Inc.	13,428	1,684,274
PS Business Parks, Inc.	476	74,608
Public Storage	2,714	806,329
Rayonier, Inc.	2,839	101,296
Realty Income Corp.	6,750	437,805
Regency Centers Corp.	3,503	235,857
Retail Opportunity Investments Corp.	2,507	43,672
Retail Properties of America, Inc., Class A	4,627	59,596
Retail Value, Inc.	522	13,744
Rexford Industrial Realty, Inc.	2,347	133,192
RLJ Lodging Trust	3,635	54,016
RPT Realty	1,545	19,714
Ryman Hospitality Properties, Inc. (A)	1,080	90,396
Sabra Health Care REIT, Inc.	4,102	60,381
Safehold, Inc.	890	63,982
Saul Centers, Inc.	494	21,766
SBA Communications Corp.	1,955	646,264
Seritage Growth Properties, Class A (A)	866	12,843
Service Properties Trust	3,498	39,213
Simon Property Group, Inc.	6,099	792,687
SITE Centers Corp.	4,050	62,532
SL Green Realty Corp.	1,677	118,799
Spirit Realty Capital, Inc.	2,024	93,185
STAG Industrial, Inc.	2,912	114,296
STORE Capital Corp.	4,908	157,203
Summit Hotel Properties, Inc. (A)	2,173	20,926
Sun Communities, Inc.	1,906	352,801
Sunstone Hotel Investors, Inc. (A)	4,797	57,276
Tanger Factory Outlet Centers, Inc.	2,021	32,942
Terreno Realty Corp.	1,416	89,534
The GEO Group, Inc.	2,079	15,530
The Macerich Company	3,169	52,954
UDR, Inc.	5,943	314,860
UMH Properties, Inc.	958	21,938
Uniti Group, Inc.	4,136	51,162
Universal Health Realty Income Trust	293	16,194
Urban Edge Properties	2,581	47,258
Urstadt Biddle Properties, Inc., Class A	889	16,829
Ventas, Inc.	7,412	409,217
VEREIT, Inc.	4,377	197,972
VICI Properties, Inc.	9,506	270,065
Vornado Realty Trust	3,861	162,201
Washington Real Estate Investment Trust	1,739	43,040
Welltower, Inc.	7,667	631,761
Weyerhaeuser Company	14,797	526,329
Whitestone REIT	991	9,692
WP Carey, Inc.	3,402	248,482
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Xenia Hotels & Resorts, Inc. (A)	2,429	$43,090
		26,388,154
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (A)	6,381	621,254
Compass, Inc., Class A (A)(B)	5,320	70,543
Doma Holdings, Inc. (A)	34,743	257,098
eXp World Holdings, Inc.	2,944	117,083
Five Point Holdings LLC, Class A (A)	2,953	23,122
Forestar Group, Inc. (A)	1,120	20,866
FRP Holdings, Inc. (A)	258	14,427
Jones Lang LaSalle, Inc. (A)	1,017	252,308
Kennedy-Wilson Holdings, Inc.	3,061	64,036
Landmark Infrastructure Partners LP	598	9,777
Marcus & Millichap, Inc. (A)	815	33,105
Maui Land & Pineapple Company, Inc. (A)	514	5,325
Newmark Group, Inc., Class A	3,854	55,151
Rafael Holdings, Inc., Class B (A)	347	10,663
RE/MAX Holdings, Inc., Class A	431	13,430
Redfin Corp. (A)	1,978	99,098
Tejon Ranch Company (A)	613	10,887
The Howard Hughes Corp. (A)	903	79,292
The RMR Group, Inc., Class A	686	22,947
The St. Joe Company	1,315	55,362
		1,835,774
		28,223,928
Utilities – 2.1%
Electric utilities – 1.2%
ALLETE, Inc.	1,037	61,722
American Electric Power Company, Inc.	8,441	685,240
Avangrid, Inc.	5,002	243,097
Duke Energy Corp.	13,401	1,307,804
Edison International	7,481	414,971
Entergy Corp.	3,637	361,190
Evergy, Inc.	4,731	294,268
Eversource Energy	6,068	496,120
Exelon Corp.	17,312	836,862
FirstEnergy Corp.	10,435	371,695
Genie Energy, Ltd., B Shares	706	4,610
Hawaiian Electric Industries, Inc.	2,097	85,621
IDACORP, Inc.	972	100,485
MGE Energy, Inc.	751	55,199
NextEra Energy, Inc.	28,943	2,272,604
NRG Energy, Inc.	4,878	199,169
OGE Energy Corp.	4,136	136,323
Otter Tail Corp.	842	47,127
PG&E Corp. (A)	33,695	323,472
Pinnacle West Capital Corp.	1,796	129,959
PNM Resources, Inc.	1,686	83,423
Portland General Electric Company	1,846	86,744
PPL Corp.	13,860	386,417
The Southern Company	19,482	1,207,300
Via Renewables, Inc.	849	8,651
Xcel Energy, Inc.	9,706	606,625
		10,806,698
Gas utilities – 0.1%
Atmos Energy Corp.	2,179	192,188
Chesapeake Utilities Corp.	361	43,338
National Fuel Gas Company	1,834	96,322
New Jersey Resources Corp.	1,989	69,237
Northwest Natural Holding Company	666	30,629
ONE Gas, Inc.	1,023	64,828
RGC Resources, Inc.	260	5,889
South Jersey Industries, Inc.	1,973	41,946

307

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
Southwest Gas Holdings, Inc.	848	$56,714
Spire, Inc.	975	59,651
Star Group LP	997	10,159
Suburban Propane Partners LP	1,423	21,843
UGI Corp.	4,392	187,187
		879,931
Independent power and renewable electricity producers – 0.1%
Brookfield Renewable Corp., Class A	435	16,882
NextEra Energy Partners LP	1,301	98,043
Ormat Technologies, Inc.	1,076	71,672
Sunnova Energy International, Inc. (A)	1,517	49,970
The AES Corp.	13,767	314,301
Vistra Corp.	10,218	174,728
		725,596
Multi-utilities – 0.6%
Ameren Corp.	4,077	330,237
Avista Corp.	1,415	55,355
Black Hills Corp.	1,306	81,965
CenterPoint Energy, Inc.	10,525	258,915
CMS Energy Corp.	5,182	309,521
Consolidated Edison, Inc.	5,299	384,654
Dominion Energy, Inc.	15,133	1,105,012
DTE Energy Company	3,402	380,037
MDU Resources Group, Inc.	3,916	116,188
NiSource, Inc.	7,730	187,298
NorthWestern Corp.	981	56,211
Public Service Enterprise Group, Inc.	9,192	559,793
Sempra Energy	5,251	664,252
Unitil Corp.	366	15,657
WEC Energy Group, Inc.	5,493	484,483
		4,989,578
Water utilities – 0.1%
American States Water Company	757	64,739
American Water Works Company, Inc.	3,415	577,272
Artesian Resources Corp., Class A	287	10,955
Cadiz, Inc. (A)	752	5,294
California Water Service Group	1,049	61,818
Essential Utilities, Inc.	3,802	175,196
Global Water Resources, Inc.	678	12,692
Middlesex Water Company	325	33,404
Pure Cycle Corp. (A)	700	9,317
SJW Group	625	41,288
The York Water Company	347	15,157
		1,007,132
		18,408,935
TOTAL COMMON STOCKS (Cost $352,868,715)		$872,579,310
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Internet and direct marketing retail – 0.0%
Qurate Retail, Inc., 8.000%	260	28,119
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	510	11,970
Information technology – 0.0%
Semiconductors and semiconductor equipment – 0.0%
Meta Materials, Inc. (A)(C)	2,456	2,652
TOTAL PREFERRED SECURITIES (Cost $84,689)		$42,741
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(D)	7,232	$5,207
TOTAL RIGHTS (Cost $6,508)		$5,207
WARRANTS – 0.0%
Amplify Energy Corp. (Expiration Date: 5-4-22; Strike Price: $42.60) (A)	57	2
Basic Energy Services, Inc. (Expiration Date: 12-23-23; Strike Price: $55.25) (A)(C)	55	1
Battalion Oil Corp. (Expiration Date: 10-8-22; Strike Price: $40.17) (A)(C)	46	1
Denbury, Inc. (Expiration Date: 9-18-23; Strike Price: $35.41) (A)	23	858
Eagle Bulk Shipping, Inc. (Expiration Date: 10-15-21; Strike Price: $556.40) (A)	101	4
Education Management Corp. (Expiration Date: 1-5-22) (A)(D)	4,333	1
FTS International, Inc. (Expiration Date: 11-19-23; Strike Price: $33.04) (A)	24	146
FTS International, Inc. (Expiration Date: 11-19-23; Strike Price: $37.14) (A)	62	326
Hycroft Mining Holding Corp. (Expiration Date: 10-22-22) (A)(D)	196	67
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	77	450
Oasis Petroleum, Inc. (Expiration Date: 11-19-24; Strike Price: $94.57) (A)	31	605
Tidewater, Inc., Class A (Expiration Date: 7-31-23; Strike Price: $57.06) (A)	66	63
Tidewater, Inc., Class B (Expiration Date: 7-31-23; Strike Price: $62.28) (A)	71	49
TOTAL WARRANTS (Cost $120,251)		$2,573
SHORT-TERM INVESTMENTS – 2.9%
U.S. Government – 1.3%
U.S. Treasury Bill 0.050%, 10/28/2021 *	$12,000,000	11,999,404
Short-term funds – 1.2%
John Hancock Collateral Trust, 0.0303% (E)(F)	1,025,376	10,260,120
Repurchase agreement – 0.4%
Repurchase Agreement with State Street Corp. dated 9-30-21 at 0.000% to be repurchased at $3,713,000 on 10-1-21, collateralized by $3,786,700 U.S. Treasury Notes, 0.125% due 12-31-22 (valued at $3,787,293)	$3,713,000	3,713,000
TOTAL SHORT-TERM INVESTMENTS (Cost $25,973,018)		$25,972,524
Total Investments (Total Stock Market Index Trust) (Cost $379,053,181) – 101.4%		$898,602,355
Other assets and liabilities, net – (1.4%)		(12,535,436)
TOTAL NET ASSETS – 100.0%		$886,066,919
Security Abbreviations and Legend
(A)	Non-income producing security.

308

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
(B)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $10,408,481. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $141,074 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Total Stock Market Index Trust (continued)
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 9-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	26	Long	Dec 2021	$2,916,921	$2,861,040	$(55,881)
S&P 500 Index E-Mini Futures	68	Long	Dec 2021	15,225,983	14,612,351	(613,632)
						$(669,513)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.0%
U.S. Government Agency – 1.0%
Federal Home Loan Mortgage Corp.
1.697%, (12 month LIBOR + 1.447%), 06/01/2036 (A)	$29,480	$30,876
1.765%, (6 month LIBOR + 1.515%), 12/01/2035 (A)	35,962	36,845
1.815%, (6 month LIBOR + 1.565%), 12/01/2036 (A)	22,245	22,853
1.886%, (12 month LIBOR + 1.625%), 02/01/2036 (A)	54,656	57,401
1.921%, (12 month LIBOR + 1.642%), 09/01/2043 (A)	316,306	329,738
1.930%, (12 month LIBOR + 1.613%), 05/01/2037 (A)	70,801	74,571
2.171%, (1 Year CMT + 2.089%), 12/01/2035 (A)	108,347	113,070
2.290%, (1 Year CMT + 2.165%), 11/01/2036 (A)	85,380	89,943
2.295%, (1 Year CMT + 2.295%), 08/01/2035 (A)	71,185	75,109
2.356%, (1 Year CMT + 2.231%), 05/01/2034 (A)	104,490	109,428
Federal National Mortgage Association
1.648%, (6 month LIBOR + 1.490%), 10/01/2035 (A)	149,939	153,532
1.667%, (12 month LIBOR + 1.295%), 10/01/2038 (A)	47,649	49,552
1.685%, (6 month LIBOR + 1.520%), 02/01/2035 (A)	77,453	80,759
1.803%, (12 month LIBOR + 1.445%), 04/01/2035 (A)	305,591	314,977
1.843%, (12 month LIBOR + 1.557%), 07/01/2035 (A)	173,907	179,680
2.277%, (1 Year CMT + 2.170%), 01/01/2036 (A)	45,032	47,080
2.285%, (1 Year CMT + 2.175%), 01/01/2036 (A)	112,690	117,795
2.319%, (1 Year CMT + 2.197%), 05/01/2036 (A)	194,748	203,887
2.321%, (1 Year CMT + 2.195%), 02/01/2035 (A)	124,678	131,789
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
2.354%, (1 Year CMT + 2.274%), 07/01/2035 (A)	$105,003	$110,446
2.458%, (1 Year CMT + 2.333%), 05/01/2034 (A)	46,905	49,253
Government National Mortgage Association 2.250%, (1 Year CMT + 1.500%), 08/20/2032 to 08/20/2035 (A)	229,138	237,114
		2,615,698
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,625,317)		$2,615,698
CORPORATE BONDS – 54.6%
Communication services – 2.0%
AT&T, Inc. 3.000%, 06/30/2022	3,200,000	3,248,120
Charter Communications Operating LLC 4.464%, 07/23/2022	2,000,000	2,050,815
		5,298,935
Consumer discretionary – 5.3%
American Honda Finance Corp. 3.375%, 12/10/2021	2,000,000	2,010,887
Daimler Finance North America LLC 2.850%, 01/06/2022 (B)	2,000,000	2,013,294
eBay, Inc. 2.750%, 01/30/2023	3,000,000	3,086,785
Nissan Motor Acceptance Company LLC 3.875%, 09/21/2023 (B)	1,500,000	1,582,467
Toyota Motor Credit Corp. 1.150%, 05/26/2022	2,000,000	2,012,452
Volkswagen Group of America Finance LLC 3.125%, 05/12/2023 (B)	3,000,000	3,116,805
		13,822,690
Consumer staples – 1.1%
The Kroger Company 2.800%, 08/01/2022	2,791,000	2,842,571

309

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy – 2.5%
Energy Transfer LP 4.500%, 11/01/2023	$3,000,000	$3,192,139
The Williams Companies, Inc. 4.500%, 11/15/2023	3,000,000	3,213,744
		6,405,883
Financials – 29.2%
Alexander Funding Trust 1.841%, 11/15/2023 (B)	3,000,000	3,057,679
Athene Global Funding 0.950%, 01/08/2024 (B)(C)	3,000,000	3,014,491
Bank of America Corp.
2.503%, 10/21/2022	1,500,000	1,501,606
4.000%, 04/01/2024	2,000,000	2,165,099
Bank of Montreal 2.900%, 03/26/2022	2,000,000	2,026,398
BNP Paribas SA 2.950%, 05/23/2022 (B)	2,000,000	2,034,136
Brighthouse Financial Global Funding (SOFR + 0.760%) 0.810%, 04/12/2024 (A)(B)	2,000,000	2,014,070
Capital One Financial Corp. 3.750%, 04/24/2024	3,176,000	3,407,127
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%) 07/24/2023	3,000,000	3,058,848
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/2022	3,000,000	3,098,124
Five Corners Funding Trust 4.419%, 11/15/2023 (B)	3,000,000	3,239,504
ING Groep NV 3.150%, 03/29/2022	2,000,000	2,028,531
JPMorgan Chase & Co. (1.514% to 6-1-23, then SOFR + 1.455%) 06/01/2024	5,000,000	5,083,250
KeyBank NA 3.300%, 02/01/2022	2,000,000	2,020,226
Lloyds Banking Group PLC 3.000%, 01/11/2022	2,000,000	2,014,814
Metropolitan Life Global Funding I 3.375%, 01/11/2022 (B)	3,000,000	3,026,147
Morgan Stanley (3.737% to 4-24-23, then 3 month LIBOR + 0.847%) 04/24/2024	3,000,000	3,147,810
NatWest Markets PLC 3.625%, 09/29/2022 (B)	5,000,000	5,164,943
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	3,204,666
The Bank of New York Mellon Corp. 3.450%, 08/11/2023	3,000,000	3,172,851
The Bank of Nova Scotia 1.950%, 02/01/2023	3,000,000	3,063,924
The Goldman Sachs Group, Inc. 5.750%, 01/24/2022	2,000,000	2,033,835
The PNC Financial Services Group, Inc. 3.300%, 03/08/2022	2,000,000	2,021,547
Truist Bank 2.625%, 01/15/2022	3,000,000	3,014,657
U.S. Bancorp 3.000%, 03/15/2022	2,000,000	2,020,652
UBS Group AG (1.008% to 7-30-23, then 1 Year CMT + 0.830%) 07/30/2024 (B)	3,000,000	3,019,423
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company 3.750%, 01/24/2024	$3,000,000	$3,207,228
		75,861,586
Health care – 3.1%
Abbott Laboratories 2.550%, 03/15/2022	3,000,000	3,031,320
Bayer US Finance LLC 3.000%, 10/08/2021 (B)	2,000,000	2,000,571
Cigna Corp. 0.613%, 03/15/2024	3,000,000	2,993,432
		8,025,323
Industrials – 2.6%
AerCap Ireland Capital DAC 3.150%, 02/15/2024	2,000,000	2,085,506
CNH Industrial Capital LLC 4.375%, 04/05/2022	2,500,000	2,547,793
IHS Markit, Ltd. 5.000%, 11/01/2022 (B)	2,000,000	2,072,200
		6,705,499
Information technology – 4.3%
Hewlett Packard Enterprise Company 4.400%, 10/15/2022	2,000,000	2,067,759
IBM Corp. 2.850%, 05/13/2022	2,835,000	2,881,268
NXP BV 4.875%, 03/01/2024 (B)	3,000,000	3,272,172
Oracle Corp. 2.625%, 02/15/2023	3,000,000	3,089,434
		11,310,633
Materials – 2.3%
Georgia-Pacific LLC 0.625%, 05/15/2024 (B)	3,000,000	2,996,335
Graphic Packaging International LLC 0.821%, 04/15/2024 (B)	3,000,000	2,983,591
		5,979,926
Utilities – 2.2%
Eversource Energy 2.800%, 05/01/2023	2,000,000	2,062,034
FirstEnergy Corp. 4.750%, 03/15/2023	1,675,000	1,742,218
Southern California Edison Company 2.400%, 02/01/2022	2,000,000	2,006,808
		5,811,060
TOTAL CORPORATE BONDS (Cost $141,096,269)		$142,064,106
MUNICIPAL BONDS – 0.8%
Port Authority of New York & New Jersey 1.086%, 07/01/2023	2,000,000	2,025,726
TOTAL MUNICIPAL BONDS (Cost $2,000,000)		$2,025,726
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.9%
Commercial and residential – 0.6%
COLT Mortgage Loan Trust Series 2020-3, Class A1 1.506%, 04/27/2065 (B)(D)	478,104	479,132
Vista Point Securitization Trust Series 2020-1, Class A1 1.763%, 03/25/2065 (B)(D)	1,058,040	1,062,385
		1,541,517

310

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency – 0.3%
Federal National Mortgage Association Series 2013-10, Class FT (1 month LIBOR + 0.350%) 0.436%, 04/25/2042 (A)	$654,167	$656,026
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,191,720)		$2,197,543
ASSET BACKED SECURITIES – 15.9%
Ally Auto Receivables Trust
Series 2019-3, Class A3 1.930%, 05/15/2024	520,962	525,317
Series 2019-4, Class A3 1.840%, 06/17/2024	2,099,772	2,115,212
American Tower Trust Series 2013, Class 2A 3.070%, 03/15/2048 (B)	2,500,000	2,502,492
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C 1.590%, 10/20/2025	3,000,000	3,050,727
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A 2.360%, 03/20/2026 (B)	3,000,000	3,120,379
BA Credit Card Trust Series 2021-A1, Class A1 0.440%, 09/15/2026	3,753,000	3,744,054
CarMax Auto Owner Trust
Series 2017-4, Class A4 2.330%, 05/15/2023	637,886	639,986
Series 2018-1, Class A4 2.640%, 06/15/2023	436,598	439,172
Series 2018-4, Class A3 3.360%, 09/15/2023	374,618	378,677
Series 2019-1, Class A3 3.050%, 03/15/2024	909,786	920,833
CCG Receivables Trust Series 2019-1, Class B 3.220%, 09/14/2026 (B)	1,140,000	1,169,168
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.380%, 05/20/2024 (B)	20,487	20,569
Flagship Credit Auto Trust
Series 2018-2, Class D 4.230%, 09/16/2024 (B)	1,140,000	1,187,334
Series 2019-2, Class A 2.830%, 10/16/2023 (B)	410,125	411,299
Series 2021-1, Class A 0.310%, 06/16/2025 (B)	1,237,571	1,237,281
Ford Credit Auto Lease Trust Series 2020-A, Class A3 1.850%, 03/15/2023	654,145	656,339
Ford Credit Floorplan Master Owner Trust A Series 2019-3, Class A1 2.230%, 09/15/2024	1,566,000	1,595,082
GM Financial Consumer Automobile Receivables Trust Series 2018-1, Class A4 2.460%, 07/17/2023	627,178	628,680
Honda Auto Receivables Owner Trust
Series 2018-3, Class A3 2.950%, 08/22/2022	100,055	100,280
Series 2020-2, Class A2 0.740%, 11/15/2022	52,153	52,178
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
HPEFS Equipment Trust
Series 2019-1A, Class A3 2.210%, 09/20/2029 (B)	$179,743	$179,950
Series 2020-2A, Class A2 0.650%, 07/22/2030 (B)	762,238	762,817
Mercedes-Benz Auto Receivables Trust Series 2021-1, Class A2 0.210%, 07/15/2024	2,000,000	1,999,593
Nissan Auto Lease Trust Series 2019-B, Class A4 2.290%, 04/15/2025	462,000	463,006
Nissan Auto Receivables Owner Trust
Series 2018-A, Class A4 2.890%, 06/17/2024	2,323,528	2,340,840
Series 2018-B, Class A3 3.060%, 03/15/2023	309,834	311,352
Series 2019-A, Class A3 2.900%, 10/16/2023	1,254,762	1,266,963
Series 2019-B, Class A3 2.500%, 11/15/2023	1,640,592	1,656,513
Santander Consumer Auto Receivables Trust Series 2020-AA, Class A 1.370%, 10/15/2024 (B)	471,078	473,314
Santander Drive Auto Receivables Trust
Series 2021-3, Class A2 0.290%, 05/15/2024	2,000,000	2,000,442
Series 2021-3, Class A3 0.330%, 03/17/2025	242,000	242,217
SMB Private Education Loan Trust Series 2015-A, Class A2A 2.490%, 06/15/2027 (B)	204,935	205,838
Toyota Auto Receivables Owner Trust
Series 2018-B, Class A3 2.960%, 09/15/2022	63,573	63,651
Series 2020-B, Class A2 1.380%, 12/15/2022	75,478	75,545
Verizon Owner Trust
Series 2018-A, Class A1A 3.230%, 04/20/2023	206,222	206,994
Series 2020-B, Class A 0.470%, 02/20/2025	3,000,000	3,007,362
Westlake Automobile Receivables Trust Series 2019-2A, Class C 2.840%, 07/15/2024 (B)	1,000,000	1,008,362
World Omni Auto Receivables Trust
Series 2017-B, Class A3 1.950%, 02/15/2023	154,484	154,699
Series 2018-C, Class A3 3.130%, 11/15/2023	228,295	230,094
Series 2018-D, Class A3 3.330%, 04/15/2024	249,909	252,518
Series 2020-A, Class A2A 1.020%, 06/15/2023	28,024	28,040
TOTAL ASSET BACKED SECURITIES (Cost $41,669,410)		$41,425,169
SHORT-TERM INVESTMENTS – 26.0%
Commercial paper – 0.4%
Honeywell International, Inc. 0.060%, 10/15/2021 *	1,000,000	999,971
U.S. Government – 23.5%
U.S. Treasury Bill
0.046%, 11/12/2021 *	11,000,000	10,999,358
0.047%, 10/28/2021 *	16,200,000	16,199,195
0.050%, 10/14/2021 *	16,000,000	15,999,841

311

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
U.S. Treasury Bill (continued)
0.053%, 10/19/2021 *	$18,000,000	$17,999,359
		61,197,753
Short-term funds – 2.1%
John Hancock Collateral Trust, 0.0303% (E)(F)	10,257	102,629
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (E)	5,396,514	5,396,514
		5,499,143
TOTAL SHORT-TERM INVESTMENTS (Cost $67,697,214)		$67,696,867
Total Investments (Ultra Short Term Bond Trust) (Cost $257,279,930) – 99.2%		$258,025,109
Other assets and liabilities, net – 0.8%		2,035,494
TOTAL NET ASSETS – 100.0%		$260,060,603
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $58,428,148 or 22.5% of the fund's net assets as of 9-30-21.
(C)	All or a portion of this security is on loan as of 9-30-21. The value of securities on loan amounted to $100,607.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 9-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
312

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

Subadvisors of Affiliated Underlying Funds
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 9-30-21:
Capital Appreciation Trust
United States	84.3%
Canada	5.5%
France	3.0%
Netherlands	2.1%
Australia	1.5%
Taiwan	1.4%
Argentina	1.3%
Other countries	0.9%
TOTAL	100.0%
Equity Income Trust
United States	89.7%
France	3.1%
Switzerland	2.2%
Germany	1.7%
Ireland	1.5%
Other countries	1.8%
TOTAL	100.0%
Financial Industries Trust
United States	88.5%
Canada	4.5%
Finland	1.5%
Switzerland	1.4%
France	1.0%
Other countries	3.1%
TOTAL	100.0%
Health Sciences Trust
United States	87.7%
Germany	2.9%
United Kingdom	2.3%
Switzerland	1.9%
Netherlands	1.5%
Denmark	1.2%
China	1.1%
Other countries	1.4%
TOTAL	100.0%
High Yield Trust
United States	82.3%
Cayman Islands	6.0%
Canada	3.6%
Luxembourg	1.4%
United Kingdom	1.1%
Other countries	5.6%
TOTAL	100.0%
Investment Quality Bond Trust (as a percentage of total investments)
United States	88.4%
Cayman Islands	3.1%
Other countries	8.5%
TOTAL	100.0%
Mid Value Trust
United States	80.9%
Canada	7.6%
United Kingdom	2.3%
Ireland	1.5%
Belgium	1.3%
Germany	1.0%
Other countries	5.4%
TOTAL	100.0%
Science & Technology Trust
United States	75.2%
China	8.4%
Germany	5.2%
South Korea	3.2%
Netherlands	1.4%
Russia	1.3%
United Kingdom	1.2%
Taiwan	1.0%
Other countries	3.1%
TOTAL	100.0%
Small Cap Value Trust
United States	89.4%
United Kingdom	4.5%
Bermuda	2.5%
Luxembourg	1.3%
India	1.1%
Other countries	1.2%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	67.3%
Japan	7.5%
United Kingdom	4.3%
France	3.4%
Switzerland	3.3%
Germany	2.8%
Australia	2.2%
Netherlands	2.0%
Ireland	1.1%
Sweden	1.1%
Other countries	5.0%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	56.6%
Canada	6.6%
Indonesia	3.7%
Luxembourg	3.4%
United Kingdom	2.3%
Australia	2.1%
Mexico	1.8%
Brazil	1.7%
Supranational	1.7%
France	1.7%
Other countries	18.4%
TOTAL	100.0%
Ultra Short Term Bond Trust
United States	88.5%
United Kingdom	3.6%
Netherlands	2.0%
Canada	1.9%
Guernsey, Channel Islands	1.2%
Switzerland	1.2%
Other countries	1.6%
TOTAL	100.0%

313

John Hancock Variable Insurance Trust
Portfolio of Investments — September 30, 2021 (unaudited) (showing percentage of total net assets)

The following portfolios had the following sector composition as a percentage of net assets on 9-30-21:
Disciplined Value International Trust
Financials	21.6%
Industrials	20.0%
Consumer discretionary	10.5%
Health care	9.2%
Materials	9.1%
Energy	8.0%
Communication services	6.0%
Consumer staples	5.6%
Information technology	4.5%
Utilities	2.4%
Real estate	0.7%
Short-term investments and other	2.4%
TOTAL	100.0%
Emerging Markets Value Trust
Financials	26.6%
Materials	14.7%
Information technology	12.6%
Energy	10.1%
Consumer discretionary	9.1%
Industrials	8.7%
Real estate	5.7%
Communication services	3.4%
Consumer staples	3.2%
Health care	2.6%
Utilities	1.9%
Short-term investments and other	1.4%
TOTAL	100.0%
Global Equity Trust
Communication services	14.8%
Financials	14.6%
Industrials	14.5%
Health care	12.7%
Consumer staples	11.9%
Information technology	11.6%
Consumer discretionary	8.8%
Materials	7.6%
Energy	2.0%
Real estate	0.9%
Short-term investments and other	0.6%
TOTAL	100.0%
International Equity Index Trust
Financials	18.2%
Information technology	13.0%
Consumer discretionary	12.3%
Industrials	11.9%
Health care	9.2%
Consumer staples	8.3%
Materials	7.7%
Communication services	6.1%
Energy	5.0%
Utilities	3.0%
Real estate	2.5%
Short-term investments and other	2.8%
TOTAL	100.0%
International Small Company Trust
Industrials	23.8%
Consumer discretionary	13.0%
Financials	12.6%
Materials	10.9%
Information technology	10.3%
Health care	5.8%
Consumer staples	5.7%
Real estate	4.8%
Communication services	4.2%
Energy	4.0%
Utilities	3.5%
Short-term investments and other	1.4%
TOTAL	100.0%

314

John Hancock Variable Insurance Trust
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations typically are valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios' Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of September 30, 2021, by major security category or type:
	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	$7,574,682,090	$7,574,682,090	—	—
Short-term investments	114,010,903	870,041	$113,140,862	—
Total investments in securities	$7,688,692,993	$7,575,552,131	$113,140,862	—
Derivatives:
Liabilities
Futures	$(4,139,501)	$(4,139,501)	—	—

Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$234,520,842	—	$234,520,842	—
Foreign government obligations	4,757,445	—	4,757,445	—

	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust (continued)
Corporate bonds	$349,675,361	—	$349,675,361	—
Capital preferred securities	1,465,524	—	1,465,524	—
Municipal bonds	4,769,626	—	4,769,626	—
Term loans	345,722	—	345,722	—
Collateralized mortgage obligations	59,295,120	—	59,293,668	$1,452
Asset backed securities	48,730,169	—	48,730,169	—
Common stocks	458,240	$458,240	—	—
Preferred securities	982,479	778,607	203,872	—
Warrants	21,560	21,560	—	—
Escrow certificates	1,260	—	1,260	—
Short-term investments	111,698,028	96,840,028	14,858,000	—
Total investments in securities	$816,721,376	$98,098,435	$718,621,489	$1,452
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,383,518,734	$1,383,518,734	—	—
Total investments in securities	$1,383,518,734	$1,383,518,734	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$246,759,338	$246,759,338	—	—
Total investments in securities	$246,759,338	$246,759,338	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$1,073,893,767	$1,073,893,767	—	—
Total investments in securities	$1,073,893,767	$1,073,893,767	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$1,055,304,565	$1,055,304,565	—	—
Total investments in securities	$1,055,304,565	$1,055,304,565	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$487,203,409	$487,203,409	—	—
Total investments in securities	$487,203,409	$487,203,409	—	—

Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$645,078,094	$620,153,880	$24,924,214	—
Consumer discretionary	452,638,575	450,140,407	2,498,168	—
Financials	67,965,771	67,965,771	—	—
Health care	241,642,937	241,642,937	—	—

	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust (continued)
Industrials	$45,816,495	$45,816,495	—	—
Information technology	922,273,265	922,273,265	—	—
Materials	7,948,599	7,948,599	—	—
Short-term investments	10,544,160	10,544,160	—	—
Total investments in securities	$2,393,907,896	$2,366,485,514	$27,422,382	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$130,529,538	$130,529,538	—	—
Consumer discretionary	199,877,966	176,926,032	$22,951,934	—
Consumer staples	23,000,361	23,000,361	—	—
Financials	11,883,564	11,883,564	—	—
Health care	40,626,343	40,626,343	—	—
Industrials	11,010,586	11,010,586	—	—
Information technology	343,605,556	328,018,620	15,586,936	—
Short-term investments	2,795,704	2,795,704	—	—
Total investments in securities	$763,329,618	$724,790,748	$38,538,870	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$336,165,078	$336,165,078	—	—
Preferred securities	4,891,798	4,891,798	—	—
Corporate bonds	34,313,583	—	$34,313,583	—
Term loans	40,694,690	—	40,694,690	—
Asset backed securities	1,259,568	—	1,259,568	—
Short-term investments	66,794,549	64,111,549	2,683,000	—
Total investments in securities	$484,119,266	$405,168,425	$78,950,841	—
Derivatives:
Liabilities
Written options	$(7,034,701)	—	$(7,034,701)	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$598,893,978	—	$598,893,978	—
Foreign government obligations	11,537,538	—	11,537,538	—
Corporate bonds	305,867,510	—	305,867,510	—
Municipal bonds	4,025,201	—	4,025,201	—
Collateralized mortgage obligations	82,770,647	—	82,770,647	—
Asset backed securities	84,932,997	—	84,932,997	—
Short-term investments	31,828,377	$31,828,377	—	—
Total investments in securities	$1,119,856,248	$31,828,377	$1,088,027,871	—

Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Austria	$1,329,747	—	$1,329,747	—
Bermuda	4,870,900	$4,870,900	—	—
Canada	13,501,330	13,501,330	—	—

	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value International Trust (continued)
China	$3,017,527	—	$3,017,527	—
Finland	7,899,159	—	7,899,159	—
France	45,482,156	—	45,482,156	—
Germany	21,850,213	—	21,850,213	—
Greece	2,077,950	—	2,077,950	—
India	1,138,815	$1,138,815	—	—
Ireland	5,822,934	—	5,822,934	—
Italy	2,242,115	—	2,242,115	—
Japan	43,013,787	—	43,013,787	—
Macau	627,420	—	627,420	—
Netherlands	16,005,618	—	16,005,618	—
Norway	4,378,841	—	4,378,841	—
South Korea	20,208,382	1,354,019	18,854,363	—
Spain	1,820,232	—	1,820,232	—
Sweden	12,898,615	—	12,898,615	—
Switzerland	38,309,203	—	38,309,203	—
United Kingdom	46,014,449	16,081,466	29,932,983	—
United States	8,849,032	8,849,032	—	—
Preferred securities	4,201,253	—	4,201,253	—
Short-term investments	9,943,982	9,943,982	—	—
Total investments in securities	$315,503,660	$55,739,544	$259,764,116	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Emerging Markets Value Trust
Investments in securities:
Assets
Common stocks
Australia	$44,872	—	$44,872	—
Belgium	41,307	—	41,307	—
Brazil	6,626,632	$6,626,632	—	—
Canada	85,854	85,854	—	—
Chile	987,769	—	987,769	—
China	59,573,726	6,262,842	53,144,980	$165,904
Colombia	276,050	276,050	—	—
Czech Republic	290,664	—	290,664	—
Greece	701,216	—	701,216	—
Hong Kong	13,543,012	—	13,506,563	36,449
Hungary	558,733	—	558,733	—
India	34,342,007	765,816	33,569,907	6,284
Indonesia	3,974,323	—	3,930,793	43,530
Malaysia	4,123,420	—	4,123,420	—
Mexico	5,357,884	5,357,884	—	—
Philippines	1,874,380	—	1,874,200	180
Poland	1,811,002	—	1,811,002	—
Qatar	1,522,630	—	1,522,630	—
Russia	4,112,104	—	4,112,104	—
Saudi Arabia	6,689,779	—	6,689,779	—
Singapore	276,398	276,398	—	—
South Africa	9,077,971	584,581	8,493,390	—
South Korea	35,252,445	3,254,961	31,997,484	—
Taiwan	41,363,398	—	41,363,398	—
Thailand	4,938,424	—	4,938,424	—
Turkey	1,331,742	—	1,331,159	583
Ukraine	117,002	—	117,002	—
United Arab Emirates	1,624,496	—	1,624,496	—
United States	128,903	—	128,903	—

	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Emerging Markets Value Trust (continued)
Preferred securities
Brazil	$3,884,751	$3,884,751	—	—
Colombia	107,130	107,130	—	—
Philippines	11,604	—	$11,604	—
Rights	38,268	—	38,268	—
Short-term investments	2,449,657	2,449,657	—	—
Total investments in securities	$247,139,553	$29,932,556	$216,954,067	$252,930
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$80,084,518	$80,084,518	—	—
Consumer discretionary	58,098,018	58,098,018	—	—
Consumer staples	111,517,278	111,517,278	—	—
Energy	94,373,318	64,219,890	$30,153,428	—
Financials	383,992,255	383,992,255	—	—
Health care	253,273,961	242,204,199	11,069,762	—
Industrials	183,541,295	183,541,295	—	—
Information technology	138,443,203	138,443,203	—	—
Materials	90,690,691	85,079,626	5,611,065	—
Real estate	70,492,405	70,492,405	—	—
Utilities	120,897,806	120,897,806	—	—
Preferred securities	22,969,968	22,969,968	—	—
Short-term investments	24,462,675	24,462,675	—	—
Total investments in securities	$1,632,837,391	$1,586,003,136	$46,834,255	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$85,380,187	$79,599,783	$5,780,404	—
Capital markets	26,435,574	26,435,574	—	—
Consumer finance	12,241,121	12,241,121	—	—
Diversified financial services	4,621,472	2,973,901	1,647,571	—
Insurance	29,688,303	29,688,303	—	—
Thrifts and mortgage finance	1,979,692	1,979,692	—	—
Information technology
IT services	4,520,257	4,520,257	—	—
Software	920,978	920,978	—	—
Real estate
Equity real estate investment trusts	3,811,718	3,811,718	—	—
Real estate management and development	941,251	—	941,251	—
Short-term investments	1,280,000	—	1,280,000	—
Total investments in securities	$171,820,553	$162,171,327	$9,649,226	—

Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$431,920,643	$431,920,643	—	—
Consumer discretionary	488,510,171	433,524,273	$54,985,898	—
Consumer staples	219,363,819	201,943,350	17,420,469	—

	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental All Cap Core Trust (continued)
Energy	$132,591,796	$132,591,796	—	—
Financials	382,632,071	382,632,071	—	—
Health care	177,320,595	177,320,595	—	—
Industrials	216,324,627	216,324,627	—	—
Information technology	320,149,946	295,306,850	$24,843,096	—
Materials	32,537,772	32,537,772	—	—
Real estate	93,813,629	93,813,629	—	—
Short-term investments	48,843,000	—	48,843,000	—
Total investments in securities	$2,544,008,069	$2,397,915,606	$146,092,463	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$70,923,402	$70,923,402	—	—
Consumer discretionary	61,795,339	61,795,339	—	—
Consumer staples	73,835,911	48,371,983	$25,463,928	—
Energy	72,528,264	72,528,264	—	—
Financials	174,559,299	174,559,299	—	—
Health care	112,403,450	112,403,450	—	—
Industrials	108,217,609	108,217,609	—	—
Information technology	73,376,548	63,625,417	9,751,131	—
Materials	6,888,684	6,888,684	—	—
Real estate	18,336,911	18,336,911	—	—
Short-term investments	23,771,000	—	23,771,000	—
Total investments in securities	$796,636,417	$737,650,358	$58,986,059	—

Global Equity Trust
Investments in securities:
Assets
Common stocks
France	$34,972,811	—	$34,972,811	—
Germany	5,201,322	—	5,201,322	—
Ireland	6,592,393	—	6,592,393	—
Japan	17,636,655	—	17,636,655	—
Netherlands	33,732,147	—	33,732,147	—
Switzerland	15,018,080	$5,605,139	9,412,941	—
United Kingdom	41,749,398	—	41,749,398	—
United States	182,079,520	182,079,520	—	—
Preferred securities	6,221,182	—	6,221,182	—
Short-term investments	2,487,176	2,487,176	—	—
Total investments in securities	$345,690,684	$190,171,835	$155,518,849	—

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$2,729,498	$2,549,848	$179,650	—
Consumer staples	28,538	28,538	—	—
Financials	1,316,571	1,316,571	—	—
Health care	333,958,498	316,946,022	17,003,453	$9,023
Preferred securities	2,357,998	—	2,357,998	—
Warrants	17,380	17,380	—	—

	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Health Sciences Trust (continued)
Short-term investments	$1,564,749	$1,564,749	—	—
Total investments in securities	$341,973,232	$322,423,108	$19,541,101	$9,023

High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$1,287,151	—	$1,287,151	—
Corporate bonds	179,966,652	—	179,966,652	—
Convertible bonds	2,565,557	—	2,565,557	—
Term loans	12,523,993	—	12,068,188	$455,805
Asset backed securities	10,252,856	—	10,252,856	—
Common stocks	1,553,395	$1,543,860	979	8,556
Preferred securities	1,745,142	1,239,442	505,700	—
Short-term investments	9,320,317	9,320,317	—	—
Total investments in securities	$219,215,063	$12,103,619	$206,647,083	$464,361
Derivatives:
Assets
Forward foreign currency contracts	$6,205	—	$6,205	—
Swap contracts	20,950	—	20,950	—
Liabilities
Futures	(66,116)	$(66,116)	—	—
Forward foreign currency contracts	(14,915)	—	(14,915)	—
Swap contracts	(21,972)	—	(21,972)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Argentina	$29,358	$29,358	—	—
Australia	40,202,564	—	$40,202,564	—
Austria	1,353,962	—	1,353,962	—
Belgium	4,825,839	—	4,825,839	—
Brazil	8,538,669	8,538,669	—	—
Canada	63,850,992	63,478,046	372,946	—
Chile	837,991	478,351	359,640	—
China	81,750,459	23,234,580	58,492,838	$23,041
Colombia	269,508	269,508	—	—
Czech Republic	432,594	—	432,594	—
Denmark	15,421,723	—	15,421,723	—
Egypt	186,055	—	186,055	—
Finland	7,513,495	—	7,513,495	—
France	62,128,598	—	62,128,598	—
Germany	48,177,156	—	48,177,156	—
Greece	571,339	—	568,092	3,247
Hong Kong	22,465,284	297,867	22,155,577	11,840
Hungary	656,695	—	656,695	—
India	31,594,001	4,867,946	26,726,055	—
Indonesia	3,729,727	9,093	3,720,634	—
Ireland	6,340,694	—	6,340,694	—
Israel	3,702,453	1,087,970	2,614,483	—
Italy	11,832,803	—	11,832,803	—
Japan	139,298,061	—	139,298,061	—
Jordan	188,790	—	188,790	—
Luxembourg	1,823,705	—	1,823,705	—
Macau	217,857	—	217,857	—

	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Malaysia	$3,651,387	—	$3,651,387	—
Mexico	4,800,949	$4,800,949	—	—
Netherlands	35,998,449	—	35,998,449	—
New Zealand	1,786,435	—	1,786,435	—
Norway	4,075,642	—	4,075,642	—
Peru	485,887	485,887	—	—
Philippines	1,723,594	—	1,723,594	—
Poland	2,242,055	—	2,242,055	—
Portugal	840,680	—	840,680	—
Romania	104,373	—	104,373	—
Russia	9,426,302	7,336,986	2,089,316	—
Saudi Arabia	8,430,909	—	8,430,909	—
Singapore	6,957,111	842,739	6,114,372	—
South Africa	8,144,001	—	8,144,001	—
South Korea	30,277,109	93,170	30,183,939	—
Spain	14,138,107	78,440	14,059,667	—
Sweden	19,791,146	—	19,791,146	—
Switzerland	57,650,801	—	57,650,801	—
Taiwan	37,872,112	—	37,872,112	—
Thailand	3,825,526	—	3,825,526	—
Turkey	733,992	—	733,992	—
United Arab Emirates	872	—	872	—
United Kingdom	71,628,386	—	71,628,386	—
United States	445,040	445,040	—	—
Uruguay	337,212	337,212	—	—
Preferred securities
Brazil	3,179,976	3,179,976	—	—
Germany	3,577,067	—	3,577,067	—
South Korea	1,806,303	—	1,806,303	—
Rights	64,513	23,561	40,952	—
Warrants	4,559	1,220	3,339	—
Short-term investments	28,946,307	28,946,307	—	—
Total investments in securities	$920,887,174	$148,862,875	$771,986,171	$38,128
Derivatives:
Liabilities
Futures	$(1,289,861)	$(1,289,861)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$7,924,306	$52,134	$7,869,703	$2,469
Austria	2,056,698	—	2,056,698	—
Belgium	1,903,506	22,682	1,880,824	—
Bermuda	144,174	—	144,174	—
Cambodia	34,126	—	34,126	—
Canada	12,601,356	12,601,355	—	1
China	33,895	—	33,895	—
Denmark	2,706,461	—	2,706,461	—
Finland	2,950,838	—	2,950,838	—
France	5,554,366	—	5,552,101	2,265
Gabon	3,104	—	3,104	—
Georgia	65,996	—	65,996	—
Germany	8,105,038	—	8,105,038	—
Gibraltar	91,432	—	91,432	—
Greece	71	—	—	71

	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
Guernsey, Channel Islands	$2,197	—	$2,197	—
Hong Kong	2,644,083	—	2,592,005	$52,078
Ireland	914,861	—	914,861	—
Isle of Man	130,885	—	130,885	—
Israel	1,927,684	$46,913	1,880,771	—
Italy	4,339,648	—	4,339,648	—
Japan	30,078,320	—	30,078,320	—
Jersey, Channel Islands	210,308	—	210,308	—
Liechtenstein	59,884	—	59,884	—
Luxembourg	796,449	—	796,449	—
Macau	17,304	—	17,304	—
Malaysia	132,674	—	132,674	—
Malta	23,058	—	23,058	—
Netherlands	3,278,117	—	3,278,117	—
New Zealand	730,877	—	730,877	—
Norway	1,067,013	—	1,067,013	—
Peru	29,541	—	29,541	—
Portugal	396,969	—	396,969	—
Russia	43,010	—	43,010	—
Singapore	1,514,518	—	1,491,942	22,576
South Africa	178,834	—	178,834	—
Spain	2,568,075	—	2,568,075	—
Sweden	4,428,357	—	4,428,357	—
Switzerland	8,390,245	—	8,390,245	—
United Arab Emirates	24,100	—	24,100	—
United Kingdom	16,217,465	73,335	16,139,540	4,590
United States	583,892	180,182	403,710	—
Preferred securities	424,774	—	424,774	—
Rights	12,076	11,402	674	—
Warrants	1,898	190	1,708	—
Short-term investments	2,950,767	2,950,767	—	—
Total investments in securities	$128,293,250	$15,938,960	$112,270,240	$84,050
Derivatives:
Liabilities
Futures	$(35,752)	$(35,752)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$198,280,628	—	$198,280,628	—
Foreign government obligations	16,797,315	—	16,797,315	—
Corporate bonds	71,935,909	—	71,935,909	—
Municipal bonds	5,832,159	—	5,832,159	—
Term loans	8,677,524	—	8,677,524	—
Collateralized mortgage obligations	39,889,695	—	39,889,695	—
Asset backed securities	25,190,843	—	25,190,843	—
Common stocks	12,512	—	12,512	—
Purchased options	69,971	—	69,971	—
Short-term investments	8,164,950	$64,950	8,100,000	—
Total investments in securities	$374,851,506	$64,950	$374,786,556	—
Derivatives:
Assets
Futures	$1,146,109	$1,146,109	—	—
Forward foreign currency contracts	236,170	—	$236,170	—
Swap contracts	1,051,388	—	1,051,388	—

	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investment Quality Bond Trust (continued)
Liabilities
Futures	$(25,732)	$(25,732)	—	—
Forward foreign currency contracts	(1,045)	—	$(1,045)	—
Written options	(70,805)	—	(70,805)	—
Swap contracts	(910,169)	—	(910,169)	—

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,182,068,586	$1,182,068,586	—	—
Total investments in securities	$1,182,068,586	$1,182,068,586	—	—

Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$227,828,948	$227,828,948	—	—
Total investments in securities	$227,828,948	$227,828,948	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,244,677,275	$6,244,677,275	—	—
Total investments in securities	$6,244,677,275	$6,244,677,275	—	—

Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$357,316,466	$357,316,466	—	—
Total investments in securities	$357,316,466	$357,316,466	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,565,355,166	$5,565,355,166	—	—
Unaffiliated investment companies	93,764,345	93,764,345	—	—
U.S. Government and Agency obligations	7,499,187	—	$7,499,187	—
Short-term investments	22,610,584	4,612,143	17,998,441	—
Total investments in securities	$5,689,229,282	$5,663,731,654	$25,497,628	—
Derivatives:
Assets
Futures	$93,409	$93,409	—	—
Liabilities
Futures	(9,324,665)	(9,324,665)	—	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$896,553,873	$896,553,873	—	—
Unaffiliated investment companies	7,459,673	7,459,673	—	—
Short-term investments	5,335,110	3,335,454	$1,999,656	—
Total investments in securities	$909,348,656	$907,349,000	$1,999,656	—

	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Conservative Portfolio (continued)
Derivatives:
Assets
Futures	$3,916	$3,916	—	—
Liabilities
Futures	(518,829)	(518,829)	—	—

Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,989,095,199	$6,989,095,199	—	—
Unaffiliated investment companies	152,493,172	152,493,172	—	—
Short-term investments	22,833,623	4,335,233	$18,498,390	—
Total investments in securities	$7,164,421,994	$7,145,923,604	$18,498,390	—
Derivatives:
Assets
Futures	$188,527	$188,527	—	—
Liabilities
Futures	(21,439,729)	(21,439,729)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,582,396,730	$1,582,396,730	—	—
Unaffiliated investment companies	27,285,643	27,285,643	—	—
Short-term investments	9,563,626	3,064,330	$6,499,296	—
Total investments in securities	$1,619,245,999	$1,612,746,703	$6,499,296	—
Derivatives:
Assets
Futures	$18,190	$18,190	—	—
Liabilities
Futures	(2,643,076)	(2,643,076)	—	—

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,358,172,250	$1,358,172,250	—	—
Short-term investments	49,612,576	12,175,004	$37,437,572	—
Total investments in securities	$1,407,784,826	$1,370,347,254	$37,437,572	—
Derivatives:
Liabilities
Futures	$(1,107,921)	$(1,107,921)	—	—

Mid Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$69,915,052	$69,915,052	—	—
Consumer discretionary	267,485,134	267,485,134	—	—
Consumer staples	1,636,406	—	$1,636,406	—
Financials	27,880,854	27,880,854	—	—
Health care	197,028,672	197,028,672	—	—

	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Cap Stock Trust (continued)
Industrials	$89,951,581	$89,951,581	—	—
Information technology	241,732,454	241,732,454	—	—
Preferred securities	7,126,473	—	—	$7,126,473
Exchange-traded funds	22,091,911	22,091,911	—	—
Short-term investments	64,597,129	40,297,129	$24,300,000	—
Total investments in securities	$989,445,666	$956,382,787	$25,936,406	$7,126,473

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$29,806,387	$29,806,387	—	—
Consumer discretionary	16,053,460	13,074,501	$2,978,959	—
Consumer staples	53,453,138	49,637,873	3,815,265	—
Energy	79,870,700	76,152,612	3,718,088	—
Financials	113,707,693	106,833,408	6,874,285	—
Health care	97,895,432	92,770,111	5,125,321	—
Industrials	40,028,622	35,560,579	4,468,043	—
Information technology	11,952,542	11,952,542	—	—
Materials	59,270,514	54,175,916	5,094,598	—
Real estate	45,372,364	45,372,364	—	—
Utilities	45,864,604	45,864,604	—	—
Preferred securities	971,835	971,835	—	—
Corporate bonds	1,502,802	—	1,502,802	—
Short-term investments	44,482,818	44,482,818	—	—
Total investments in securities	$640,232,911	$606,655,550	$33,577,361	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$14,770,930	—	$14,770,930	—
Foreign government obligations	95,897,660	—	95,897,660	—
Corporate bonds	32,640,880	—	32,640,880	—
Convertible bonds	4,896,260	—	4,896,260	—
Municipal bonds	6,995,503	—	6,995,503	—
Term loans	18,562,485	—	18,562,485	—
Collateralized mortgage obligations	17,542,827	—	17,542,827	—
Asset backed securities	10,439,426	—	10,439,426	—
Preferred securities	66,312	$61,321	4,991	—
Exchange-traded funds	10,572,994	10,572,994	—	—
Short-term investments	8,014,777	8,014,777	—	—
Total investments in securities	$220,400,054	$18,649,092	$201,750,962	—
Derivatives:
Assets
Futures	$728,224	$728,224	—	—
Forward foreign currency contracts	1,167,232	—	$1,167,232	—
Swap contracts	1,459,574	—	1,459,574	—
Liabilities
Futures	(217,885)	(217,885)	—	—
Forward foreign currency contracts	(691,620)	—	(691,620)	—
Swap contracts	(2,610,321)	—	(2,610,321)	—

Real Estate Securities Trust
Investments in securities:
Assets

	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Real Estate Securities Trust (continued)
Common stocks	$372,023,438	$372,023,438	—	—
Short-term investments	4,470,787	4,470,787	—	—
Total investments in securities	$376,494,225	$376,494,225	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$161,267,796	$139,760,047	$21,507,749	—
Consumer discretionary	248,338,544	176,325,818	72,012,726	—
Health care	3,215,625	3,215,625	—	—
Industrials	4,816,488	4,530,932	285,556	—
Information technology	653,802,802	599,480,350	54,322,452	—
Short-term investments	43,402,848	21,386,848	22,016,000	—
Total investments in securities	$1,114,844,103	$944,699,620	$170,144,483	—

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,396,162,006	—	$2,396,162,006	—
Foreign government obligations	41,002,260	—	41,002,260	—
Corporate bonds	3,156,618,862	—	3,156,618,862	—
Municipal bonds	123,890,579	—	123,890,579	—
Collateralized mortgage obligations	681,312,888	—	681,312,888	—
Asset backed securities	1,352,056,294	—	1,352,056,294	—
Common stocks	1,254,434	$1,254,434	—	—
Preferred securities	7,908,452	7,908,452	—	—
Short-term investments	448,564,364	9,901,364	438,663,000	—
Total investments in securities	$8,208,770,139	$19,064,250	$8,189,705,889	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$173,386,298	—	$173,386,298	—
Municipal bonds	8,408,852	—	8,408,852	—
Collateralized mortgage obligations	2,009,453	—	2,009,453	—
Short-term investments	7,065,000	—	7,065,000	—
Total investments in securities	$190,869,603	—	$190,869,603	—

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$21,098,657	$21,098,657	—	—
Consumer discretionary	73,791,696	73,772,939	$18,757	—
Consumer staples	20,635,186	20,635,186	—	—
Energy	29,273,964	29,273,964	—	—
Financials	98,828,903	98,827,991	—	$912
Health care	129,563,733	129,401,705	—	162,028
Industrials	93,159,884	93,159,884	—	—
Information technology	90,726,965	90,726,965	—	—
Materials	23,586,745	23,586,745	—	—
Real estate	44,382,105	44,382,105	—	—
Utilities	15,246,599	15,246,599	—	—

	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Index Trust (continued)
Rights	$63,442	$63,442	—	—
Warrants	3,901	3,901	—	—
Short-term investments	33,387,208	10,511,576	$22,875,632	—
Total investments in securities	$673,748,988	$650,691,659	$22,894,389	$162,940
Derivatives:
Liabilities
Futures	$(511,839)	$(511,839)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$3,533,408	$3,533,408	—	—
Consumer discretionary	21,337,694	21,337,694	—	—
Consumer staples	7,285,919	7,285,919	—	—
Energy	9,850,393	9,850,393	—	—
Financials	33,904,716	33,904,133	—	$583
Health care	19,976,578	19,950,290	—	26,288
Industrials	29,606,004	29,606,004	—	—
Information technology	20,414,222	20,414,222	—	—
Materials	11,259,695	11,259,695	—	—
Real estate	2,547,808	2,547,808	—	—
Utilities	1,044,436	1,044,436	—	—
Preferred securities	69,569	69,569	—	—
Warrants	1,390	1,390	—	—
Short-term investments	1,971,522	1,971,522	—	—
Total investments in securities	$162,803,354	$162,776,483	—	$26,871

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$12,118,173	$12,118,173	—	—
Consumer discretionary	70,885,302	70,885,302	—	—
Consumer staples	583,734	—	$583,734	—
Energy	7,079,216	7,079,216	—	—
Financials	16,824,861	16,824,861	—	—
Health care	104,781,293	104,781,293	—	—
Industrials	53,640,413	53,640,413	—	—
Information technology	115,043,323	115,043,323	—	—
Materials	2,814,739	2,814,739	—	—
Real estate	11,048,544	11,048,544	—	—
Exchange-traded funds	2,935,900	2,935,900	—	—
Short-term investments	21,586,962	9,186,962	12,400,000	—
Total investments in securities	$419,342,460	$406,358,726	$12,983,734	—

Small Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$2,127,876	$2,127,876	—	—
Consumer discretionary	33,151,482	33,151,482	—	—
Consumer staples	30,519,199	19,970,102	$10,549,097	—
Energy	13,652,698	13,652,698	—	—

	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Value Trust (continued)
Financials	$132,480,170	$132,480,170	—	—
Health care	35,589,709	35,589,709	—	—
Industrials	123,027,634	112,373,577	$10,654,057	—
Information technology	39,763,059	39,763,059	—	—
Materials	36,001,986	36,001,986	—	—
Real estate	50,254,562	50,254,562	—	—
Utilities	19,686,918	19,686,918	—	—
Short-term investments	20,000,000	—	20,000,000	—
Total investments in securities	$536,255,293	$495,052,139	$41,203,154	—

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$163,164,168	$163,164,168	—	—
Warrants	8,559	8,559	—	—
Short-term investments	4,221,966	4,221,966	—	—
Total investments in securities	$167,394,693	$167,394,693	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$693,376,014	$562,667,984	$130,708,030	—
Consumer discretionary	1,079,975,684	735,116,353	344,859,331	—
Consumer staples	592,549,536	311,359,443	281,190,093	—
Energy	264,721,501	168,001,120	96,720,381	—
Financials	1,184,204,076	707,590,037	476,613,394	$645
Health care	1,141,057,736	792,642,754	348,304,610	110,372
Industrials	1,003,536,875	564,815,341	438,721,534	—
Information technology	1,730,353,832	1,466,728,407	263,625,425	—
Materials	375,430,589	172,030,368	203,400,221	—
Real estate	298,697,990	217,154,346	81,543,644	—
Utilities	238,331,274	147,735,382	90,595,892	—
Preferred securities	16,173,057	—	16,173,057	—
Rights	271,642	195,716	75,926	—
Warrants	107,322	107,322	—	—
Short-term investments	351,999,727	54,852,249	297,147,478	—
Total investments in securities	$8,970,786,855	$5,900,996,822	$3,069,679,016	$111,017
Derivatives:
Liabilities
Futures	$(12,255,516)	$(12,255,516)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$21,003,857	—	$21,003,857	—
Foreign government obligations	86,812,840	—	86,812,840	—
Corporate bonds	248,894,633	—	248,894,633	—
Convertible bonds	11,747,528	—	11,747,528	—
Capital preferred securities	790,240	—	790,240	—
Term loans	35,021,821	—	35,021,821	—
Collateralized mortgage obligations	3,174,780	—	3,174,780	—
Asset backed securities	6,529,580	—	6,529,580	—
Common stocks	14,029,250	$12,177,421	1,851,829	—

	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Income Opportunities Trust (continued)
Preferred securities	$15,708,747	$15,171,631	$537,116	—
Purchased options	126,377	—	126,377	—
Short-term investments	17,880,424	2,600,424	15,280,000	—
Total investments in securities	$461,720,077	$29,949,476	$431,770,601	—
Derivatives:
Assets
Futures	$1,075,888	$1,075,888	—	—
Forward foreign currency contracts	1,067,275	—	$1,067,275	—
Liabilities
Futures	(18,247)	(18,247)	—	—
Forward foreign currency contracts	(369,827)	—	(369,827)	—
Written options	(8)	—	(8)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$508,652,648	—	$508,652,648	—
Foreign government obligations	7,616,955	—	7,616,955	—
Corporate bonds	209,355,750	—	209,355,750	—
Municipal bonds	4,775,741	—	4,775,741	—
Collateralized mortgage obligations	17,996,760	—	17,996,760	—
Common stocks	1,022	$1,022	—	—
Warrants	2,156	2,156	—	—
Short-term investments	129,602,116	129,602,116	—	—
Total investments in securities	$878,003,148	$129,605,294	$748,397,854	—

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$94,287,396	$94,286,589	$739	$68
Consumer discretionary	113,199,297	113,195,492	3,776	29
Consumer staples	50,091,455	50,091,455	—	—
Energy	26,768,058	26,768,058	—	—
Financials	106,310,807	106,310,684	—	123
Health care	112,186,541	112,169,808	—	16,733
Industrials	74,030,450	74,030,450	—	—
Information technology	229,428,641	229,428,641	—	—
Materials	19,643,802	19,643,607	—	195
Real estate	28,223,928	28,216,509	—	7,419
Utilities	18,408,935	18,408,935	—	—
Preferred securities
Consumer discretionary	28,119	28,119	—	—
Industrials	11,970	11,970	—	—
Information technology	2,652	—	—	2,652
Rights	5,207	5,207	—	—
Warrants	2,573	2,098	473	2
Short-term investments	25,972,524	10,260,120	15,712,404	—
Total investments in securities	$898,602,355	$882,857,742	$15,717,392	$27,221
Derivatives:
Liabilities
Futures	$(669,513)	$(669,513)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,615,698	—	$2,615,698	—
Corporate bonds	142,064,106	—	142,064,106	—
Municipal bonds	2,025,726	—	2,025,726	—
Collateralized mortgage obligations	2,197,543	—	2,197,543	—
Asset backed securities	41,425,169	—	41,425,169	—
Short-term investments	67,696,867	$5,499,143	62,197,724	—
Total investments in securities	$258,025,109	$5,499,143	$252,525,966	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred out of Level 3 since observable market data became available due to the increased market activity of these securities.
Mid Cap Stock Trust	Common stocks	Preferred securities	Total
Balance as of 12-31-20	$816,142	$20,108,657	$20,924,799
Realized gain (loss)	302,635	1,024,739	1,327,374
Change in unrealized appreciation (depreciation)	(399,749)	(6,889,454)	(7,289,203)
Purchases	—	—	—
Sales	(719,028)	(7,117,469)	(7,836,497)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 9-30-21	—	$7,126,473	$7,126,473
Change in unrealized at period end[1]	—	$(148,539)	$(148,539)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
Investment in affiliated underlying funds. Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust	86,950	$5,359,566	$23,509,522	$(27,999,690)	$(9)	$652	$24,578	—	$870,041
Active Bond Trust
John Hancock Collateral Trust	377,863	$2,498,620	$47,517,098	$(46,234,928)	$94	$89	$12,724	—	$3,780,973
Blue Chip Growth Trust
John Hancock Collateral Trust	50,376	$675,961	$58,212,414	$(58,384,368)	$65	$1	$55,317	—	$504,073
Capital Appreciation Trust
John Hancock Collateral Trust	—	$11,474,585	$26,551,223	$(38,026,107)	$(647)	$946	$329	—	—
Capital Appreciation Value Trust
John Hancock Collateral Trust	—	$140,752	$5,246,217	$(5,386,956)	$(20)	$7	—	—	—
Core Bond Trust
John Hancock Collateral Trust	395,734	$2,343,146	$44,975,655	$(43,359,058)	$(98)	$145	$6,139	—	$3,959,790
Disciplined Value International Trust

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	484,966	$1,737,079	$72,499,068	$(69,382,994)	$(449)	$(40)	$70,597	—	$4,852,664
Emerging Markets Value Trust
John Hancock Collateral Trust	244,814	$3,968,006	$16,991,037	$(18,509,088)	$(507)	$209	$83,008	—	$2,449,657
Equity Income Trust
John Hancock Collateral Trust	638,752	$9,267,717	$69,821,757	$(72,697,620)	$(779)	$401	$19,201	—	$6,391,476
Financial Industries Trust
John Hancock Collateral Trust	—	$191,525	$359,550	$(551,087)	$12	—	$54	—	—
High Yield Trust
John Hancock Collateral Trust	550,529	$3,208,593	$19,988,650	$(17,688,413)	$(159)	$28	$23,154	—	$5,508,699
International Equity Index Trust
John Hancock Collateral Trust	1,319,981	$20,951,501	$97,503,827	$(105,246,255)	$(2,880)	$1,802	$152,965	—	$13,207,995
International Small Company Trust
John Hancock Collateral Trust	294,894	$7,803,195	$11,500,128	$(16,352,174)	$(1,824)	$1,442	$70,952	—	$2,950,767
Investment Quality Bond Trust
John Hancock Collateral Trust	6,491	$1,125,357	$3,096,200	$(4,156,578)	$(148)	$119	$4,537	—	$64,950
Lifestyle Balanced Portfolio
Select Bond	41,209,734	$562,356,901	$51,843,905	$(13,869,200)	$864,109	$(5,302,961)	—	—	$595,892,754
Strategic Equity Allocation	24,806,425	574,703,440	4,938,369	(64,223,229)	16,934,343	53,822,909	—	—	586,175,832
					$17,798,452	$48,519,948	—	—	$1,182,068,586
Lifestyle Conservative Portfolio
Select Bond	12,645,461	$186,813,798	$20,016,079	$(22,390,361)	$970,460	$(2,556,606)	—	—	$182,853,370
Strategic Equity Allocation	1,903,325	46,859,783	9,068,351	(16,785,695)	3,022,263	2,810,876	—	—	44,975,578
					$3,992,723	$254,270	—	—	$227,828,948
Lifestyle Growth Portfolio
Select Bond	130,809,194	$1,805,768,365	$146,557,985	$(46,493,917)	$2,908,239	$(17,239,726)	—	—	$1,891,500,946
Strategic Equity Allocation	184,222,443	4,495,884,799	22,712,017	(716,129,257)	190,400,225	360,308,545	—	—	4,353,176,329
					$193,308,464	$343,068,819	—	—	$6,244,677,275
Lifestyle Moderate Portfolio
Select Bond	14,969,842	$212,440,006	$19,857,645	$(14,148,579)	$779,202	$(2,464,356)	—	—	$216,463,918
Strategic Equity Allocation	5,960,751	143,764,119	2,766,879	(23,143,297)	5,907,193	11,557,654	—	—	140,852,548
					$6,686,395	$9,093,298	—	—	$357,316,466
Managed Volatility Balanced Portfolio
Blue Chip Growth	4,947,772	$244,860,729	$15,506,700	$(65,281,958)	$11,001,825	$18,343,632	—	—	$224,430,928
Bond	44,284,768	746,505,054	39,883,165	(41,818,399)	3,355,725	(20,769,649)	$17,093,651	—	727,155,896
Core Bond	18,151,801	258,812,225	9,612,904	(11,172,535)	24,348	(4,422,349)	—	—	252,854,593
Emerging Markets Equity	11,398,917	183,595,560	16,827,697	(34,453,815)	11,387,115	(14,352,041)	—	—	163,004,516
Equity Income	16,727,285	244,494,276	18,694,766	(37,505,321)	(1,039,066)	43,828,265	—	—	268,472,920
Fundamental Large Cap Core	3,700,687	286,586,286	17,014,208	(78,888,669)	19,799,498	37,999,131	—	—	282,510,454
Mid Cap Stock	1,972,540	63,168,332	3,022,949	(14,393,637)	5,545,429	(2,171,128)	—	—	55,171,945
Mid Value	5,468,023	64,442,311	1,903,414	(12,497,190)	927,586	9,473,144	—	—	64,249,265
Multifactor Developed International ETF	3,015,976	108,379,177	898,310	(16,444,194)	3,502,190	4,266,619	1,717,291	—	100,602,102
Multifactor Emerging Markets ETF	2,413,217	78,926,753	2,533,880	(11,631,669)	2,904,913	(1,302,654)	584,636	—	71,431,223

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Large Cap ETF	—	$130,841,907	$495	$(136,816,140)	$39,739,631	$(33,765,893)	—	—	—
Multifactor Mid Cap ETF	1,803,846	99,427,006	648,969	(20,901,937)	6,394,284	7,600,324	$283,729	—	$93,168,646
Multifactor Small Cap ETF	2,104,269	76,628,967	824,391	(14,237,740)	3,312,567	6,173,467	364,820	—	72,701,652
Select Bond	128,338,827	1,898,131,139	63,956,288	(90,710,149)	4,083,734	(19,681,570)	—	—	1,855,779,442
Small Cap Growth	1,173,815	33,766,015	383,034	(8,367,803)	2,759,869	2,987,555	—	—	31,528,670
Small Cap Value	3,165,585	51,422,434	4,914,795	(11,630,194)	(400,100)	10,552,652	—	—	54,859,587
Strategic Equity Allocation	52,790,238	1,351,829,731	2,820,304	(267,259,246)	69,230,863	90,811,675	—	—	1,247,433,327
					$182,530,411	$135,571,180	$20,044,127	—	$5,565,355,166
Managed Volatility Conservative Portfolio
Blue Chip Growth	381,705	$20,647,348	$2,589,322	$(8,262,154)	$1,985,766	$353,853	—	—	$17,314,135
Bond	11,326,588	204,462,129	5,417,616	(19,202,344)	1,517,724	(6,212,552)	$4,464,249	—	185,982,573
Core Bond	4,629,832	70,821,213	481,323	(5,605,352)	(8,037)	(1,195,591)	—	—	64,493,556
Emerging Markets Equity	613,100	9,805,081	2,565,141	(3,478,144)	1,334,421	(1,459,175)	—	—	8,767,324
Equity Income	1,354,343	20,685,340	1,920,482	(4,331,164)	101,768	3,360,781	—	—	21,737,207
Fundamental Large Cap Core	251,168	20,218,591	1,930,750	(6,975,995)	3,031,010	969,834	—	—	19,174,190
Multifactor Developed International ETF	12,296	458,476	12,675	(93,831)	20,615	12,215	6,987	—	410,150
Multifactor Emerging Markets ETF	125,680	4,115,506	545,897	(1,032,354)	236,648	(145,569)	29,404	—	3,720,128
Multifactor Large Cap ETF	—	9,038,161	199	(9,446,958)	2,954,596	(2,545,998)	—	—	—
Multifactor Mid Cap ETF	221,698	12,862,274	511,953	(3,695,463)	1,142,721	629,217	35,016	—	11,450,702
Multifactor Small Cap ETF	255,134	9,634,844	632,607	(2,650,123)	623,096	574,354	44,360	—	8,814,778
Select Bond	32,775,386	520,319,852	2,516,966	(44,497,750)	1,841,842	(6,248,826)	—	—	473,932,084
Strategic Equity Allocation	3,417,564	90,828,236	1,700,530	(22,390,509)	4,990,228	5,628,561	—	—	80,757,046
					$19,772,398	$(6,278,896)	$4,580,016	—	$896,553,873
Managed Volatility Growth Portfolio
Blue Chip Growth	7,633,904	$344,827,830	$38,804,483	$(84,104,008)	$14,800,190	$31,945,369	—	—	$346,273,864
Bond	32,799,206	514,317,333	68,949,652	(32,689,073)	2,617,739	(14,632,696)	$12,359,269	—	538,562,955
Core Bond	13,472,325	179,232,257	20,514,988	(9,098,213)	531,641	(3,511,190)	—	—	187,669,483
Emerging Markets Equity	23,170,369	357,317,257	30,050,210	(53,840,329)	17,696,944	(19,887,802)	—	—	331,336,280
Equity Income	25,765,668	346,851,677	40,029,849	(39,169,004)	1,049,446	64,777,009	—	—	413,538,977
Fundamental Large Cap Core	6,281,407	455,639,051	41,579,609	(120,947,978)	31,111,505	72,140,405	—	—	479,522,592
Mid Cap Stock	4,414,457	130,122,015	10,367,973	(26,052,834)	8,985,535	49,666	—	—	123,472,355
Mid Value	11,621,855	133,072,442	5,888,617	(25,957,226)	1,684,310	21,868,648	—	—	136,556,791
Multifactor Developed International ETF	6,662,920	223,570,716	9,574,452	(29,406,479)	6,225,819	12,286,517	3,775,227	—	222,251,025
Multifactor Emerging Markets ETF	4,897,104	152,609,186	7,064,608	(19,172,267)	4,784,547	(331,796)	1,196,460	—	144,954,278
Multifactor Mid Cap ETF	3,163,869	163,704,741	5,464,342	(31,941,941)	10,058,558	16,128,134	498,067	—	163,413,834

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Small Cap ETF	4,426,538	$151,375,502	$4,833,639	$(24,787,684)	$5,784,874	$15,728,786	$765,959	—	$152,935,117
Select Bond	95,577,517	1,318,958,454	146,429,562	(73,369,170)	5,215,490	(15,183,434)	—	—	1,382,050,902
Small Cap Growth	2,079,663	56,028,528	1,876,938	(12,656,181)	3,142,249	7,468,226	—	—	55,859,760
Small Cap Value	4,860,331	76,257,185	8,137,075	(16,216,771)	(1,937,130)	17,989,178	—	—	84,229,537
Strategic Equity Allocation	94,222,067	2,262,230,619	87,934,325	(414,068,392)	94,469,818	195,901,079	—	—	2,226,467,449
					$206,221,535	$402,736,099	$18,594,982	—	$6,989,095,199
Managed Volatility Moderate Portfolio
Blue Chip Growth	1,215,288	$62,879,020	$5,705,582	$(20,768,802)	$3,358,756	$3,950,901	—	—	$55,125,457
Bond	15,141,506	260,488,386	10,691,725	(16,527,006)	1,321,917	(7,351,493)	$5,863,253	—	248,623,529
Core Bond	6,210,727	90,110,484	2,636,148	(4,700,316)	(38,796)	(1,492,096)	—	—	86,515,424
Emerging Markets Equity	2,110,199	33,770,614	5,539,370	(8,585,026)	2,903,001	(3,452,117)	—	—	30,175,842
Equity Income	4,338,017	62,653,757	4,234,610	(8,224,066)	30,143	10,930,734	—	—	69,625,178
Fundamental Large Cap Core	884,987	68,994,145	5,270,282	(20,600,267)	5,159,225	8,736,526	—	—	67,559,911
Mid Cap Stock	539,663	16,887,423	1,021,272	(3,717,898)	1,461,083	(557,494)	—	—	15,094,386
Mid Value	1,398,211	17,201,567	513,974	(4,047,387)	254,098	2,506,727	—	—	16,428,979
Multifactor Developed International ETF	445,669	16,193,552	96,748	(2,579,216)	553,537	601,292	253,230	—	14,865,913
Multifactor Emerging Markets ETF	445,495	14,625,784	612,775	(2,357,371)	590,127	(284,663)	106,747	—	13,186,652
Multifactor Large Cap ETF	—	32,612,602	—	(34,121,898)	10,333,725	(8,824,429)	—	—	—
Multifactor Mid Cap ETF	233,040	12,962,782	120,119	(2,865,766)	892,685	926,696	36,725	—	12,036,516
Multifactor Small Cap ETF	287,679	10,665,142	169,035	(2,210,700)	513,835	801,882	49,830	—	9,939,194
Select Bond	43,923,495	663,003,003	15,166,711	(37,554,383)	1,784,005	(7,265,599)	—	—	635,133,737
Small Cap Growth	273,135	7,964,232	300,818	(2,284,523)	747,748	608,130	—	—	7,336,405
Small Cap Value	665,345	11,212,994	821,056	(2,694,513)	(26,016)	2,216,903	—	—	11,530,424
Strategic Equity Allocation	12,239,491	316,195,187	2,248,196	(66,643,773)	18,979,921	18,439,652	—	—	289,219,183
					$48,818,994	$20,491,552	$6,309,785	—	$1,582,396,730
Mid Cap Index Trust
John Hancock Collateral Trust	1,216,746	$7,178,283	$63,909,481	$(58,913,716)	$674	$282	$10,736	—	$12,175,004
Mid Cap Stock Trust
John Hancock Collateral Trust	4,027,216	$7,783,323	$250,902,766	$(218,390,101)	$1,865	$(724)	$49,245	—	$40,297,129
Mid Value Trust
John Hancock Collateral Trust	284,267	$3,002,702	$45,138,416	$(45,296,589)	$(185)	$87	$2,473	—	$2,844,431
Opportunistic Fixed Income Trust
John Hancock Collateral Trust	10,893	$56,869	$345,599	$(293,426)	$(47)	$1	$308	—	$108,996
Science & Technology Trust
John Hancock Collateral Trust	99,902	$9,895,989	$103,850,548	$(112,748,419)	$1,284	$233	$100,307	—	$999,635
Select Bond Trust
John Hancock Collateral Trust	989,523	$13,200,540	$275,932,950	$(279,228,910)	$(4,317)	$1,101	$3,198	—	$9,901,364
Short Term Government Income Trust
John Hancock Collateral Trust	—	—	$5,049,000	$(5,049,001)	$1	—	$1,443	—	—

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Index Trust
John Hancock Collateral Trust	1,050,506	$9,853,849	$67,837,265	$(67,178,859)	$(1,799)	$1,120	$187,402	—	$10,511,576
Small Cap Opportunities Trust
John Hancock Collateral Trust	26,150	$1,188,093	$6,952,344	$(7,878,743)	$(165)	$135	$10,270	—	$261,664
Small Cap Stock Trust
John Hancock Collateral Trust	918,127	$19,198,246	$113,799,220	$(123,809,547)	$(1,998)	$1,041	$81,152	—	$9,186,962
Small Cap Value Trust
John Hancock Collateral Trust	—	$884,316	$2,741,952	$(3,626,329)	$(6)	$67	—	—	—
Small Company Value Trust
John Hancock Collateral Trust	191,977	$1,312,799	$20,944,009	$(20,335,611)	$(265)	$33	$20,270	—	$1,920,965
Strategic Equity Allocation Trust
John Hancock Collateral Trust	5,481,826	$93,350,730	$490,316,882	$(528,815,979)	$(6,313)	$6,929	$833,253	—	$54,852,249
Strategic Income Opportunities Trust
John Hancock Collateral Trust	259,881	$2,919,409	$24,456,644	$(24,775,316)	$(409)	$96	$4,373	—	$2,600,424
Total Bond Market Trust
John Hancock Collateral Trust	224,313	$2,699,062	$20,262,735	$(20,717,462)	$39	$143	$7,077	—	$2,244,517
Total Stock Market Index Trust
John Hancock Collateral Trust	1,025,376	$10,477,471	$54,723,378	$(54,940,791)	$(1,372)	$1,434	$127,736	—	$10,260,120
Ultra Short Term Bond Trust
John Hancock Collateral Trust	10,257	$104,000	$51,140,293	$(51,140,421)	$(1,233)	$(10)	$8,145	—	$102,629
Investment in affiliates of advisor. Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	66,100	$1,224,228	$27,663	$(75,446)	$29,334	$66,539	$37,774	—	$1,272,318
Restricted securities. The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at September 30, 2021:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Health Sciences Trust
Doximity, Inc., Class B	4-10-14	$152,390	63,222[1]	—	—	63,222	1.4%	$4,928,860
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%[2]	$166
MWO Holdings LLC	8-30-16	438,156	445	—	—	445	0.0%[2]	3,369
New Cotai, Inc., Class B	4-12-13	—	3	—	—	3	0.0%	—
								$3,535
Mid Cap Stock Trust
Essence Group Holdings Corp.	5-1-14	$2,731,549	1,663,188	—	—	1,663,188	0.5%	$4,291,025
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.2%	1,892,697
The Honest Company, Inc.	8-20-14	2,080,622	159,725[1]	—	—	159,725	0.2%	1,636,406
WeWork Companies, Inc., Series D1	12-8-14	1,181,005	92,333	—	(48,210)	44,123	0.0%[2]	332,345

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
WeWork Companies, Inc., Series D2	12-8-14	$1,700,068	81,039	—	—	81,039	0.1%	$610,406
								$8,762,879
Science & Technology Trust
DiDi Chuxing, Inc.	10-19-15	$260,905	9,513	—	—	9,513	0.0%[2]	$285,556
Small Cap Stock Trust
The Honest Company, Inc.	8-3-15	$1,233,280	56,976[1]	—	—	56,976	0.1%	$583,734
[1]	Two-for-one stock split and/or share conversion.
[2]	Less than 0.05%.
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at www.sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. Capital Research and Management Company serves as investment advisor for the American Funds Insurance Series. The underlying funds are not covered by this report.
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.